UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a) The Report to Shareholders is attached herewith.

SPDR Bloomberg 1-10 Year TIPS ETF

TIPX

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Bloomberg 1-10 Year TIPS ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 1-10 Year TIPS ETF	$16	0.15%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer, The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to Treasury markets. Ten-year TIPS yields started the period at 2.15% and troughed at 1.53% before spiking to a high of 2.33% and ultimately ending the period at 1.93%. These large swings resulted in volatile performance for intermediate TIPS throughout the period, though overall lower yields meant that the sector realized positive returns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	TIPX	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,989	$10,070	$9,993
08/31/15	$9,936	$10,055	$9,939
09/30/15	$9,911	$10,123	$9,914
10/31/15	$9,912	$10,125	$9,916
11/30/15	$9,898	$10,098	$9,903
12/31/15	$9,837	$10,065	$9,843
01/31/16	$9,963	$10,204	$9,971
02/29/16	$10,044	$10,276	$10,054
03/31/16	$10,186	$10,371	$10,199
04/30/16	$10,212	$10,410	$10,227
05/31/16	$10,151	$10,413	$10,167
06/30/16	$10,316	$10,600	$10,333
07/31/16	$10,347	$10,667	$10,366
08/31/16	$10,294	$10,655	$10,314
09/30/16	$10,372	$10,649	$10,393
10/31/16	$10,358	$10,567	$10,380
11/30/16	$10,204	$10,317	$10,227
12/31/16	$10,213	$10,332	$10,237
01/31/17	$10,289	$10,352	$10,314
02/28/17	$10,313	$10,422	$10,340
03/31/17	$10,316	$10,416	$10,349
04/30/17	$10,363	$10,497	$10,393
05/31/17	$10,358	$10,577	$10,388
06/30/17	$10,273	$10,567	$10,306
07/31/17	$10,324	$10,612	$10,357
08/31/17	$10,395	$10,707	$10,430
09/30/17	$10,343	$10,656	$10,379
10/31/17	$10,357	$10,663	$10,395
11/30/17	$10,344	$10,649	$10,384
12/31/17	$10,395	$10,698	$10,435
01/31/18	$10,314	$10,575	$10,355
02/28/18	$10,266	$10,474	$10,307
03/31/18	$10,347	$10,542	$10,394
04/30/18	$10,332	$10,463	$10,378
05/31/18	$10,380	$10,538	$10,426
06/30/18	$10,408	$10,525	$10,458
07/31/18	$10,365	$10,527	$10,415
08/31/18	$10,435	$10,595	$10,486
09/30/18	$10,360	$10,527	$10,411
10/31/18	$10,277	$10,444	$10,329
11/30/18	$10,310	$10,506	$10,365
12/31/18	$10,351	$10,699	$10,405
01/31/19	$10,469	$10,813	$10,524
02/28/19	$10,478	$10,806	$10,534
03/31/19	$10,616	$11,014	$10,676
04/30/19	$10,660	$11,017	$10,722
05/31/19	$10,777	$11,212	$10,846
06/30/19	$10,883	$11,353	$10,950
07/31/19	$10,901	$11,378	$10,968
08/31/19	$11,043	$11,673	$11,114
09/30/19	$10,947	$11,611	$11,018
10/31/19	$10,977	$11,646	$11,049
11/30/19	$10,977	$11,640	$11,051
12/31/19	$11,050	$11,632	$11,127
01/31/20	$11,198	$11,855	$11,275
02/29/20	$11,296	$12,069	$11,376
03/31/20	$11,086	$11,998	$11,166
04/30/20	$11,313	$12,211	$11,397
05/31/20	$11,383	$12,268	$11,467
06/30/20	$11,508	$12,345	$11,592
07/31/20	$11,674	$12,530	$11,768
08/31/20	$11,839	$12,428	$11,932
09/30/20	$11,795	$12,422	$11,889
10/31/20	$11,744	$12,366	$11,839
11/30/20	$11,834	$12,488	$11,930
12/31/20	$11,981	$12,505	$12,080
01/31/21	$12,055	$12,415	$12,155
02/28/21	$11,959	$12,236	$12,061
03/31/21	$11,974	$12,083	$12,078
04/30/21	$12,128	$12,178	$12,241
05/31/21	$12,239	$12,218	$12,350
06/30/21	$12,246	$12,304	$12,360
07/31/21	$12,535	$12,442	$12,655
08/31/21	$12,508	$12,418	$12,625
09/30/21	$12,453	$12,310	$12,570
10/31/21	$12,553	$12,307	$12,672
11/30/21	$12,581	$12,343	$12,702
12/31/21	$12,637	$12,312	$12,767
01/31/22	$12,481	$12,047	$12,605
02/28/22	$12,600	$11,912	$12,725
03/31/22	$12,406	$11,581	$12,533
04/30/22	$12,288	$11,142	$12,422
05/31/22	$12,280	$11,214	$12,409
06/30/22	$11,976	$11,038	$12,101
07/31/22	$12,409	$11,307	$12,541
08/31/22	$12,115	$10,988	$12,244
09/30/22	$11,514	$10,513	$11,633
10/31/22	$11,639	$10,377	$11,760
11/30/22	$11,778	$10,759	$11,903
12/31/22	$11,679	$10,710	$11,824
01/31/23	$11,854	$11,040	$11,981
02/28/23	$11,716	$10,754	$11,843
03/31/23	$12,036	$11,027	$12,176
04/30/23	$12,060	$11,094	$12,196
05/31/23	$11,923	$10,973	$12,058
06/30/23	$11,862	$10,934	$12,002
07/31/23	$11,919	$10,927	$12,056
08/31/23	$11,870	$10,857	$12,008
09/30/23	$11,755	$10,581	$11,895
10/31/23	$11,744	$10,414	$11,884
11/30/23	$11,962	$10,886	$12,101
12/31/23	$12,187	$11,302	$12,343
01/31/24	$12,247	$11,271	$12,389
02/29/24	$12,141	$11,112	$12,283
03/31/24	$12,226	$11,215	$12,380
04/30/24	$12,109	$10,931	$12,262
05/31/24	$12,272	$11,117	$12,432
06/30/24	$12,368	$11,222	$12,522
07/31/24	$12,546	$11,484	$12,703
08/31/24	$12,624	$11,649	$12,791
09/30/24	$12,782	$11,805	$12,951
10/31/24	$12,621	$11,512	$12,790
11/30/24	$12,685	$11,634	$12,848
12/31/24	$12,572	$11,444	$12,744
01/31/25	$12,721	$11,504	$12,895
02/28/25	$12,934	$11,757	$13,117
03/31/25	$13,061	$11,762	$13,245
04/30/25	$13,144	$11,808	$13,329
05/31/25	$13,091	$11,723	$13,278
06/30/25	$13,195	$11,904	$13,382

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
TIPX	6.68%	2.77%	2.81%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index	6.87%	2.91%	2.96%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,743,135,559
  Number of Portfolio Holdings33
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$2,189,556

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasury Obligations	99.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.9%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.8%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/30	3.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.7%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	3.6%
U.S. Treasury Inflation-Indexed Notes, 0.50%, due 01/15/28	3.6%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 07/15/32	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33	3.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR TIPX

SPDR Bloomberg 1-3 Month T-Bill ETF

BIL

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Bloomberg 1-3 Month T-Bill ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 1-3 Month T-Bill ETF	$14	0.14%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer, though this has resulted in prolonged strong performance for funds holding short-term Treasury bills.

Short term Treasury yields were dragged down by 2024's the Fed rate cuts, decreasing from 5.35% to 4.29% over the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	BIL	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,999	$10,070	$10,000
08/31/15	$9,998	$10,055	$10,000
09/30/15	$9,997	$10,123	$10,001
10/31/15	$9,996	$10,125	$10,001
11/30/15	$9,995	$10,098	$10,001
12/31/15	$9,995	$10,065	$10,002
01/31/16	$9,994	$10,204	$10,002
02/29/16	$9,995	$10,276	$10,005
03/31/16	$9,998	$10,371	$10,009
04/30/16	$9,999	$10,410	$10,010
05/31/16	$9,999	$10,413	$10,011
06/30/16	$10,001	$10,600	$10,014
07/31/16	$10,002	$10,667	$10,016
08/31/16	$10,003	$10,655	$10,018
09/30/16	$10,004	$10,649	$10,021
10/31/16	$10,005	$10,567	$10,023
11/30/16	$10,005	$10,317	$10,025
12/31/16	$10,007	$10,332	$10,028
01/31/17	$10,010	$10,352	$10,032
02/28/17	$10,013	$10,422	$10,036
03/31/17	$10,015	$10,416	$10,039
04/30/17	$10,020	$10,497	$10,045
05/31/17	$10,024	$10,577	$10,051
06/30/17	$10,031	$10,567	$10,058
07/31/17	$10,037	$10,612	$10,066
08/31/17	$10,045	$10,707	$10,075
09/30/17	$10,053	$10,656	$10,084
10/31/17	$10,060	$10,663	$10,092
11/30/17	$10,067	$10,649	$10,101
12/31/17	$10,076	$10,698	$10,110
01/31/18	$10,085	$10,575	$10,121
02/28/18	$10,094	$10,474	$10,131
03/31/18	$10,106	$10,542	$10,144
04/30/18	$10,119	$10,463	$10,158
05/31/18	$10,133	$10,538	$10,173
06/30/18	$10,148	$10,525	$10,188
07/31/18	$10,162	$10,527	$10,204
08/31/18	$10,179	$10,595	$10,221
09/30/18	$10,193	$10,527	$10,238
10/31/18	$10,210	$10,444	$10,256
11/30/18	$10,229	$10,506	$10,275
12/31/18	$10,247	$10,699	$10,294
01/31/19	$10,266	$10,813	$10,315
02/28/19	$10,283	$10,806	$10,334
03/31/19	$10,304	$11,014	$10,356
04/30/19	$10,322	$11,017	$10,376
05/31/19	$10,344	$11,212	$10,398
06/30/19	$10,364	$11,353	$10,420
07/31/19	$10,382	$11,378	$10,439
08/31/19	$10,400	$11,673	$10,457
09/30/19	$10,416	$11,611	$10,476
10/31/19	$10,432	$11,646	$10,494
11/30/19	$10,444	$11,640	$10,507
12/31/19	$10,458	$11,632	$10,522
01/31/20	$10,470	$11,855	$10,535
02/29/20	$10,483	$12,069	$10,549
03/31/20	$10,502	$11,998	$10,571
04/30/20	$10,501	$12,211	$10,571
05/31/20	$10,500	$12,268	$10,572
06/30/20	$10,500	$12,345	$10,573
07/31/20	$10,500	$12,530	$10,575
08/31/20	$10,500	$12,428	$10,575
09/30/20	$10,500	$12,422	$10,576
10/31/20	$10,499	$12,366	$10,577
11/30/20	$10,499	$12,488	$10,578
12/31/20	$10,499	$12,505	$10,579
01/31/21	$10,498	$12,415	$10,580
02/28/21	$10,498	$12,236	$10,580
03/31/21	$10,497	$12,083	$10,581
04/30/21	$10,496	$12,178	$10,581
05/31/21	$10,495	$12,218	$10,581
06/30/21	$10,493	$12,304	$10,581
07/31/21	$10,493	$12,442	$10,581
08/31/21	$10,492	$12,418	$10,582
09/30/21	$10,491	$12,310	$10,582
10/31/21	$10,490	$12,307	$10,582
11/30/21	$10,489	$12,343	$10,583
12/31/21	$10,488	$12,312	$10,583
01/31/22	$10,487	$12,047	$10,584
02/28/22	$10,487	$11,912	$10,584
03/31/22	$10,487	$11,581	$10,587
04/30/22	$10,488	$11,142	$10,589
05/31/22	$10,492	$11,214	$10,594
06/30/22	$10,496	$11,038	$10,600
07/31/22	$10,503	$11,307	$10,608
08/31/22	$10,521	$10,988	$10,628
09/30/22	$10,542	$10,513	$10,650
10/31/22	$10,562	$10,377	$10,673
11/30/22	$10,593	$10,759	$10,706
12/31/22	$10,631	$10,710	$10,744
01/31/23	$10,663	$11,040	$10,781
02/28/23	$10,698	$10,754	$10,818
03/31/23	$10,743	$11,027	$10,862
04/30/23	$10,781	$11,094	$10,904
05/31/23	$10,822	$10,973	$10,948
06/30/23	$10,870	$10,934	$10,995
07/31/23	$10,913	$10,927	$11,043
08/31/23	$10,962	$10,857	$11,093
09/30/23	$11,011	$10,581	$11,142
10/31/23	$11,059	$10,414	$11,194
11/30/23	$11,107	$10,886	$11,244
12/31/23	$11,158	$11,302	$11,296
01/31/24	$11,206	$11,271	$11,345
02/29/24	$11,252	$11,112	$11,393
03/31/24	$11,302	$11,215	$11,445
04/30/24	$11,350	$10,931	$11,495
05/31/24	$11,404	$11,117	$11,551
06/30/24	$11,450	$11,222	$11,599
07/31/24	$11,500	$11,484	$11,651
08/31/24	$11,555	$11,649	$11,707
09/30/24	$11,602	$11,805	$11,757
10/31/24	$11,647	$11,512	$11,804
11/30/24	$11,692	$11,634	$11,850
12/31/24	$11,738	$11,444	$11,897
01/31/25	$11,780	$11,504	$11,941
02/28/25	$11,817	$11,757	$11,980
03/31/25	$11,856	$11,762	$12,021
04/30/25	$11,896	$11,808	$12,063
05/31/25	$11,940	$11,723	$12,109
06/30/25	$11,979	$11,904	$12,150

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
BIL	4.63%	2.67%	1.82%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg 1-3 Month U.S. Treasury Bill Index	4.75%	2.82%	1.97%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$42,237,902,668
  Number of Portfolio Holdings19
  Total Advisory Fees Paid$51,044,499

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasury Obligations	99.2%
Short-Term Investments	6.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.21%, due 08/07/25	11.6%
U.S. Treasury Bills, 4.14%, due 09/04/25	8.9%
U.S. Treasury Bills, 4.20%, due 08/21/25	7.9%
U.S. Treasury Bills, 4.10%, due 09/18/25	6.9%
U.S. Treasury Bills, 4.09%, due 09/25/25	6.9%
U.S. Treasury Bills, 4.17%, due 08/14/25	6.8%
U.S. Treasury Bills, 4.25%, due 09/11/25	6.7%
U.S. Treasury Bills, 4.18%, due 08/28/25	6.6%
U.S. Treasury Bills, 4.24%, due 09/16/25	5.5%
U.S. Treasury Bills, 4.20%, due 08/05/25	5.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR BIL

SPDR Bloomberg 3-12 Month T-Bill ETF

BILS

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Bloomberg 3-12 Month T-Bill ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 3-12 Month T-Bill ETF	$14	0.14%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer, though this has resulted in prolonged strong performance for funds holding short-term Treasury bills.

Short term Treasury yields were dragged down by 2024's Fed rate cuts, with 12-month yields decreasing from 5.10% to 3.97% over the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	BILS	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-12 Month U.S. Treasury Bill Index
09/24/20	$10,000	$9,988	$10,000
09/30/20	$10,000	$9,988	$10,000
10/31/20	$10,000	$9,943	$10,001
11/30/20	$10,000	$10,041	$10,002
12/31/20	$10,000	$10,055	$10,004
01/31/21	$10,000	$9,983	$10,005
02/28/21	$10,001	$9,838	$10,006
03/31/21	$10,001	$9,716	$10,008
04/30/21	$10,000	$9,792	$10,008
05/31/21	$10,000	$9,824	$10,009
06/30/21	$9,998	$9,893	$10,008
07/31/21	$9,997	$10,004	$10,008
08/31/21	$9,997	$9,985	$10,009
09/30/21	$9,996	$9,898	$10,009
10/31/21	$9,995	$9,896	$10,009
11/30/21	$9,993	$9,925	$10,009
12/31/21	$9,992	$9,900	$10,009
01/31/22	$9,984	$9,686	$10,001
02/28/22	$9,982	$9,578	$10,001
03/31/22	$9,976	$9,312	$9,997
04/30/22	$9,976	$8,959	$9,997
05/31/22	$9,984	$9,017	$10,006
06/30/22	$9,973	$8,875	$9,996
07/31/22	$9,977	$9,092	$10,002
08/31/22	$9,988	$8,835	$10,015
09/30/22	$10,000	$8,453	$10,025
10/31/22	$10,006	$8,344	$10,035
11/30/22	$10,038	$8,651	$10,069
12/31/22	$10,077	$8,612	$10,108
01/31/23	$10,111	$8,877	$10,144
02/28/23	$10,140	$8,647	$10,175
03/31/23	$10,190	$8,867	$10,223
04/30/23	$10,220	$8,921	$10,257
05/31/23	$10,251	$8,823	$10,289
06/30/23	$10,294	$8,792	$10,332
07/31/23	$10,336	$8,786	$10,377
08/31/23	$10,381	$8,730	$10,424
09/30/23	$10,426	$8,508	$10,469
10/31/23	$10,473	$8,374	$10,518
11/30/23	$10,524	$8,753	$10,571
12/31/23	$10,577	$9,088	$10,625
01/31/24	$10,620	$9,063	$10,669
02/29/24	$10,656	$8,935	$10,706
03/31/24	$10,702	$9,017	$10,753
04/30/24	$10,742	$8,790	$10,794
05/31/24	$10,793	$8,939	$10,847
06/30/24	$10,838	$9,023	$10,892
07/31/24	$10,891	$9,234	$10,946
08/31/24	$10,948	$9,367	$11,003
09/30/24	$11,002	$9,492	$11,057
10/31/24	$11,038	$9,257	$11,094
11/30/24	$11,080	$9,355	$11,136
12/31/24	$11,127	$9,201	$11,184
01/31/25	$11,166	$9,250	$11,224
02/28/25	$11,202	$9,454	$11,261
03/31/25	$11,239	$9,457	$11,300
04/30/25	$11,278	$9,494	$11,340
05/31/25	$11,313	$9,427	$11,375
06/30/25	$11,352	$9,571	$11,415

Average Annual Total Returns (%)

Name	1 Year	Since Inception 09/24/20
BILS	4.74%	2.69%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.91%)
Bloomberg 3-12 Month U.S. Treasury Bill Index	4.80%	2.81%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,813,285,369
  Number of Portfolio Holdings25
  Total Advisory Fees Paid$4,575,849

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasury Obligations	99.4%
Short-Term Investments	2.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.15%, due 11/28/25	7.2%
U.S. Treasury Bills, 4.11%, due 12/26/25	7.2%
U.S. Treasury Bills, 3.80%, due 10/02/25	7.2%
U.S. Treasury Bills, 4.06%, due 10/30/25	7.1%
U.S. Treasury Bills, 4.08%, due 10/09/25	4.3%
U.S. Treasury Bills, 4.06%, due 10/16/25	4.3%
U.S. Treasury Bills, 4.05%, due 10/23/25	4.3%
U.S. Treasury Bills, 4.15%, due 12/04/25	4.3%
U.S. Treasury Bills, 4.14%, due 12/11/25	4.2%
U.S. Treasury Bills, 4.16%, due 12/18/25	4.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR BILS

SPDR Bloomberg Convertible Securities ETF

CWB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Bloomberg Convertible Securities ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Convertible Securities ETF	$43	0.40%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer,

Markets were sensitive to data during the reporting period, and credit spreads increased to period highs in April (post-liberation day), however spreads soon tightened in subsequent months as tariffs were pared back. Equity indices were similarly volatile during the period, with large losses realized in April during that same post-liberation day period, however these losses were retraced quickly in the subsequent months as well.  Ultimately the S&P500 Index increased over 13% over the reporting period, contributing to positive absolute returns for the convertible bond index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	CWB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Convertible Liquid Bond Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,997	$10,070	$9,975
08/31/15	$9,696	$10,055	$9,670
09/30/15	$9,490	$10,123	$9,476
10/31/15	$9,876	$10,125	$9,870
11/30/15	$9,838	$10,098	$9,818
12/31/15	$9,703	$10,065	$9,685
01/31/16	$9,200	$10,204	$9,211
02/29/16	$9,268	$10,276	$9,264
03/31/16	$9,757	$10,371	$9,726
04/30/16	$9,836	$10,410	$9,827
05/31/16	$9,943	$10,413	$9,933
06/30/16	$9,987	$10,600	$9,969
07/31/16	$10,410	$10,667	$10,405
08/31/16	$10,534	$10,655	$10,534
09/30/16	$10,666	$10,649	$10,679
10/31/16	$10,559	$10,567	$10,563
11/30/16	$10,566	$10,317	$10,578
12/31/16	$10,719	$10,332	$10,725
01/31/17	$11,045	$10,352	$11,061
02/28/17	$11,268	$10,422	$11,272
03/31/17	$11,366	$10,416	$11,377
04/30/17	$11,552	$10,497	$11,588
05/31/17	$11,654	$10,577	$11,701
06/30/17	$11,819	$10,567	$11,852
07/31/17	$12,176	$10,612	$12,231
08/31/17	$12,203	$10,707	$12,282
09/30/17	$12,283	$10,656	$12,347
10/31/17	$12,497	$10,663	$12,600
11/30/17	$12,479	$10,649	$12,581
12/31/17	$12,459	$10,698	$12,583
01/31/18	$13,062	$10,575	$13,201
02/28/18	$12,772	$10,474	$12,901
03/31/18	$12,760	$10,542	$12,878
04/30/18	$12,726	$10,463	$12,879
05/31/18	$13,207	$10,538	$13,356
06/30/18	$13,192	$10,525	$13,340
07/31/18	$13,231	$10,527	$13,387
08/31/18	$13,536	$10,595	$13,696
09/30/18	$13,471	$10,527	$13,619
10/31/18	$12,607	$10,444	$12,777
11/30/18	$12,880	$10,506	$13,069
12/31/18	$12,176	$10,699	$12,358
01/31/19	$13,146	$10,813	$13,344
02/28/19	$13,655	$10,806	$13,865
03/31/19	$13,644	$11,014	$13,856
04/30/19	$14,009	$11,017	$14,242
05/31/19	$13,313	$11,212	$13,526
06/30/19	$13,920	$11,353	$14,147
07/31/19	$14,122	$11,378	$14,350
08/31/19	$13,909	$11,673	$14,140
09/30/19	$13,850	$11,611	$14,059
10/31/19	$14,090	$11,646	$14,338
11/30/19	$14,474	$11,640	$14,735
12/31/19	$14,908	$11,632	$15,173
01/31/20	$15,403	$11,855	$15,683
02/29/20	$14,872	$12,069	$15,203
03/31/20	$12,888	$11,998	$13,201
04/30/20	$14,414	$12,211	$14,672
05/31/20	$15,439	$12,268	$15,732
06/30/20	$16,348	$12,345	$16,695
07/31/20	$17,644	$12,530	$18,029
08/31/20	$19,321	$12,428	$19,751
09/30/20	$18,792	$12,422	$19,222
10/31/20	$18,775	$12,366	$19,229
11/30/20	$21,323	$12,488	$21,883
12/31/20	$22,860	$12,505	$23,435
01/31/21	$23,401	$12,415	$24,037
02/28/21	$24,078	$12,236	$24,754
03/31/21	$23,080	$12,083	$23,778
04/30/21	$23,740	$12,178	$24,479
05/31/21	$23,439	$12,218	$24,155
06/30/21	$24,154	$12,304	$24,894
07/31/21	$23,893	$12,442	$24,631
08/31/21	$24,311	$12,418	$25,092
09/30/21	$23,802	$12,310	$24,562
10/31/21	$24,577	$12,307	$25,364
11/30/21	$23,475	$12,343	$24,251
12/31/21	$23,374	$12,312	$24,156
01/31/22	$21,709	$12,047	$22,446
02/28/22	$21,602	$11,912	$22,363
03/31/22	$21,781	$11,581	$22,542
04/30/22	$20,189	$11,142	$20,903
05/31/22	$19,487	$11,214	$20,180
06/30/22	$18,328	$11,038	$19,018
07/31/22	$19,270	$11,307	$19,989
08/31/22	$19,345	$10,988	$20,098
09/30/22	$18,162	$10,513	$18,883
10/31/22	$18,651	$10,377	$19,402
11/30/22	$19,059	$10,759	$19,821
12/31/22	$18,559	$10,710	$19,310
01/31/23	$19,673	$11,040	$20,471
02/28/23	$19,361	$10,754	$20,156
03/31/23	$19,405	$11,027	$20,200
04/30/23	$19,132	$11,094	$19,932
05/31/23	$19,325	$10,973	$20,109
06/30/23	$20,313	$10,934	$21,179
07/31/23	$20,862	$10,927	$21,759
08/31/23	$20,306	$10,857	$21,173
09/30/23	$19,805	$10,581	$20,655
10/31/23	$19,003	$10,414	$19,840
11/30/23	$20,032	$10,886	$20,895
12/31/23	$21,213	$11,302	$22,138
01/31/24	$20,939	$11,271	$21,852
02/29/24	$21,128	$11,112	$22,054
03/31/24	$21,544	$11,215	$22,471
04/30/24	$20,766	$10,931	$21,678
05/31/24	$21,190	$11,117	$22,112
06/30/24	$21,394	$11,222	$22,333
07/31/24	$21,739	$11,484	$22,698
08/31/24	$22,084	$11,649	$23,073
09/30/24	$22,758	$11,805	$23,761
10/31/24	$22,899	$11,512	$23,894
11/30/24	$24,351	$11,634	$25,377
12/31/24	$23,357	$11,444	$24,379
01/31/25	$24,042	$11,504	$25,100
02/28/25	$23,726	$11,757	$24,785
03/31/25	$23,067	$11,762	$24,086
04/30/25	$23,358	$11,808	$24,420
05/31/25	$24,053	$11,723	$25,137
06/30/25	$25,001	$11,904	$26,101

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
CWB	16.86%	8.87%	9.60%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Convertible Liquid Bond Index	16.87%	9.35%	10.07%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,879,554,341
  Number of Portfolio Holdings308
  Portfolio Turnover Rate32%
  Total Advisory Fees Paid$15,345,753

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Convertible Bonds	70.8%
Corporate Bonds & Notes	15.5%
Convertible Preferred Stocks	6.6%
Preferred Stocks	6.6%
Short-Term Investments	6.5%
Convertible Foreign Bonds	0.4%

Top Ten Holdings

Holdings	%
Boeing Co., 6.00%, due 10/15/27	2.6%
Alibaba Group Holding Ltd., 0.50%, due 06/01/31	2.2%
Wells Fargo & Co., Class A, 7.50%, due 12/31/49	1.6%
Bank of America Corp., 7.25%, due 12/31/49	1.3%
DoorDash, Inc., due 05/15/30	1.0%
Western Digital Corp., 3.00%, due 11/15/28	1.0%
MicroStrategy, Inc., due 12/01/29	1.0%
GameStop Corp., due 06/15/32	1.0%
KKR & Co., Inc., 6.25%, due 03/01/28	0.9%
Seagate HDD Cayman, 3.50%, due 06/01/28	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR CWB

SPDR Bloomberg Emerging Markets USD Bond ETF

EMHC

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets USD Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets USD Bond ETF	$24	0.23%

How did the Fund perform last year and what affected its performance?

Emerging Market debt began the reporting period benefiting from increased expectations of a U.S. soft landing. As widely expected, the U.S. Federal Reserve (the “Fed”) commenced policy easing in September with the delivery of a 50bps rate cut. The bigger-than-expected rate cut improved prospects for EM. Ending 2024, investor sentiments were impacted by geopolitical risks and market uncertainty around U.S. elections. Markets found direction in November as former president Donald Trump emerged victorious and Republicans took control of the Senate. EM debt commenced 2025 with speculations on the potential effects of U.S. trade tariffs, which materialized in February, with levies imposed on U.S. imports from Mexico, Canada and China.

In the later part of the reporting period, focus was on idiosyncratic considerations related to the U.S. reciprocal tariffs. The global trade uncertainties and concerns around prospects for the U.S. economy prompted investors to question the safe-haven status of U.S. Treasuries. This triggered a sell-off in long-dated U.S. government bonds, with the consequent rise in risk aversion resulting in wider EM spreads, although these later compressed. Overall EM hard currency treasuries delivered positive returns majorly driven by the spread component.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EMHC	Bloomberg Global Aggregate Bond Index	Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index/Bloomberg Emerging USD Bond Core Index
04/07/21	$10,000	$10,000	$10,000
04/30/21	$10,104	$10,065	$10,097
05/31/21	$10,196	$10,160	$10,192
06/30/21	$10,293	$10,070	$10,286
07/31/21	$10,338	$10,204	$10,331
08/31/21	$10,436	$10,162	$10,431
09/30/21	$10,199	$9,981	$10,206
10/31/21	$10,202	$9,957	$10,213
11/30/21	$10,026	$9,928	$10,048
12/31/21	$10,168	$9,914	$10,181
01/31/22	$9,842	$9,711	$9,848
02/28/22	$9,174	$9,596	$9,166
03/31/22	$9,119	$9,303	$8,955
04/30/22	$8,582	$8,794	$8,434
05/31/22	$8,614	$8,818	$8,465
06/30/22	$8,099	$8,535	$7,969
07/31/22	$8,372	$8,716	$8,229
08/31/22	$8,302	$8,372	$8,163
09/30/22	$7,771	$7,942	$7,648
10/31/22	$7,804	$7,888	$7,676
11/30/22	$8,404	$8,259	$8,259
12/31/22	$8,421	$8,303	$8,283
01/31/23	$8,671	$8,576	$8,524
02/28/23	$8,485	$8,291	$8,349
03/31/23	$8,603	$8,553	$8,469
04/30/23	$8,651	$8,591	$8,515
05/31/23	$8,569	$8,423	$8,437
06/30/23	$8,694	$8,422	$8,558
07/31/23	$8,847	$8,481	$8,707
08/31/23	$8,694	$8,364	$8,556
09/30/23	$8,447	$8,120	$8,318
10/31/23	$8,308	$8,023	$8,180
11/30/23	$8,801	$8,428	$8,668
12/31/23	$9,238	$8,778	$9,105
01/31/24	$9,112	$8,657	$8,989
02/29/24	$9,130	$8,548	$9,009
03/31/24	$9,257	$8,595	$9,143
04/30/24	$9,038	$8,378	$8,925
05/31/24	$9,216	$8,488	$9,111
06/30/24	$9,279	$8,500	$9,166
07/31/24	$9,477	$8,735	$9,369
08/31/24	$9,702	$8,942	$9,586
09/30/24	$9,883	$9,094	$9,768
10/31/24	$9,636	$8,789	$9,530
11/30/24	$9,769	$8,819	$9,665
12/31/24	$9,623	$8,630	$9,516
01/31/25	$9,746	$8,679	$9,641
02/28/25	$9,892	$8,803	$9,795
03/31/25	$9,820	$8,857	$9,716
04/30/25	$9,830	$9,117	$9,724
05/31/25	$9,916	$9,085	$9,816
06/30/25	$10,147	$9,257	$10,041

Average Annual Total Returns (%)

Name	1 Year	Since Inception 04/07/21
EMHC	9.36%	0.35%
Bloomberg Global Aggregate Bond Index	8.91%	(1.81%)
Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index/Bloomberg Emerging USD Bond Core IndexFootnote Reference(1)Footnote Reference(2)	9.55%	0.10%
Footnote	Description
Footnote(1)	Effective October 31, 2024 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Bloomberg Emerging USD Bond Core Index (the “Previous Benchmark Index”) to the Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Bloomberg Emerging USD Bond Core Index prior to 10/31/24 and of the Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index from 10/31/24 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$193,700,784
  Number of Portfolio Holdings479
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid$647,660

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
United Arab Emirates	5.0%
Turkey	4.9%
Qatar	4.9%
Mexico	4.9%
Saudi Arabia	4.8%
Argentina	4.8%
Indonesia	4.8%
Brazil	4.5%
Chile	4.3%
Colombia	4.2%

Top Ten Holdings

Holdings	%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.5%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	1.4%
Ecuador Government International Bonds, 5.50%, due 07/31/35	0.8%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	0.6%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	0.6%
Argentina Republic Government International Bonds, 1.00%, due 07/09/29	0.6%
Brazil Government International Bonds, 6.63%, due 03/15/35	0.6%
QatarEnergy, 3.13%, due 07/12/41	0.6%
Saudi Government International Bonds, 5.00%, due 01/16/34	0.6%
Panama Government International Bonds, 6.70%, due 01/26/36	0.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2024 , the Fund’s principal investment strategy changed to track the performance of the Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR EMHC

SPDR Bloomberg High Yield Bond ETF

JNK

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Bloomberg High Yield Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg High Yield Bond ETF	$42	0.40%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused high yield credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, spreads still ended the period tighter than where they started due to a general risk-on market sentiment, impacting performance positively.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	JNK	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Very Liquid Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,924	$10,070	$9,943
08/31/15	$9,715	$10,055	$9,749
09/30/15	$9,413	$10,123	$9,467
10/31/15	$9,676	$10,125	$9,768
11/30/15	$9,422	$10,098	$9,534
12/31/15	$9,126	$10,065	$9,268
01/31/16	$8,931	$10,204	$9,125
02/29/16	$8,991	$10,276	$9,198
03/31/16	$9,329	$10,371	$9,608
04/30/16	$9,678	$10,410	$9,982
05/31/16	$9,728	$10,413	$10,030
06/30/16	$9,801	$10,600	$10,092
07/31/16	$10,027	$10,667	$10,355
08/31/16	$10,252	$10,655	$10,584
09/30/16	$10,305	$10,649	$10,639
10/31/16	$10,302	$10,567	$10,649
11/30/16	$10,263	$10,317	$10,604
12/31/16	$10,470	$10,332	$10,811
01/31/17	$10,585	$10,352	$10,946
02/28/17	$10,741	$10,422	$11,104
03/31/17	$10,708	$10,416	$11,075
04/30/17	$10,823	$10,497	$11,199
05/31/17	$10,936	$10,577	$11,303
06/30/17	$10,944	$10,567	$11,319
07/31/17	$11,066	$10,612	$11,448
08/31/17	$11,049	$10,707	$11,438
09/30/17	$11,134	$10,656	$11,526
10/31/17	$11,164	$10,663	$11,561
11/30/17	$11,126	$10,649	$11,523
12/31/17	$11,149	$10,698	$11,547
01/31/18	$11,181	$10,575	$11,585
02/28/18	$11,070	$10,474	$11,481
03/31/18	$10,988	$10,542	$11,406
04/30/18	$11,055	$10,463	$11,478
05/31/18	$11,038	$10,538	$11,465
06/30/18	$11,078	$10,525	$11,513
07/31/18	$11,212	$10,527	$11,658
08/31/18	$11,292	$10,595	$11,746
09/30/18	$11,351	$10,527	$11,808
10/31/18	$11,142	$10,444	$11,599
11/30/18	$11,055	$10,506	$11,519
12/31/18	$10,795	$10,699	$11,251
01/31/19	$11,343	$10,813	$11,833
02/28/19	$11,534	$10,806	$12,034
03/31/19	$11,653	$11,014	$12,159
04/30/19	$11,821	$11,017	$12,336
05/31/19	$11,644	$11,212	$12,154
06/30/19	$11,943	$11,353	$12,470
07/31/19	$11,995	$11,378	$12,526
08/31/19	$12,057	$11,673	$12,591
09/30/19	$12,087	$11,611	$12,625
10/31/19	$12,117	$11,646	$12,661
11/30/19	$12,162	$11,640	$12,706
12/31/19	$12,411	$11,632	$12,969
01/31/20	$12,376	$11,855	$12,942
02/29/20	$12,149	$12,069	$12,708
03/31/20	$10,828	$11,998	$11,372
04/30/20	$11,235	$12,211	$11,850
05/31/20	$11,736	$12,268	$12,393
06/30/20	$11,731	$12,345	$12,396
07/31/20	$12,310	$12,530	$13,008
08/31/20	$12,403	$12,428	$13,110
09/30/20	$12,254	$12,422	$12,959
10/31/20	$12,294	$12,366	$13,004
11/30/20	$12,765	$12,488	$13,503
12/31/20	$12,984	$12,505	$13,731
01/31/21	$13,001	$12,415	$13,746
02/28/21	$13,027	$12,236	$13,772
03/31/21	$13,062	$12,083	$13,810
04/30/21	$13,188	$12,178	$13,946
05/31/21	$13,215	$12,218	$13,978
06/30/21	$13,372	$12,304	$14,146
07/31/21	$13,402	$12,442	$14,184
08/31/21	$13,471	$12,418	$14,260
09/30/21	$13,460	$12,310	$14,251
10/31/21	$13,413	$12,307	$14,203
11/30/21	$13,260	$12,343	$14,051
12/31/21	$13,538	$12,312	$14,350
01/31/22	$13,146	$12,047	$13,938
02/28/22	$13,027	$11,912	$13,817
03/31/22	$12,905	$11,581	$13,658
04/30/22	$12,396	$11,142	$13,124
05/31/22	$12,441	$11,214	$13,188
06/30/22	$11,524	$11,038	$12,227
07/31/22	$12,273	$11,307	$13,037
08/31/22	$11,890	$10,988	$12,651
09/30/22	$11,386	$10,513	$12,120
10/31/22	$11,721	$10,377	$12,486
11/30/22	$11,972	$10,759	$12,757
12/31/22	$11,855	$10,710	$12,645
01/31/23	$12,331	$11,040	$13,156
02/28/23	$12,143	$10,754	$12,961
03/31/23	$12,288	$11,027	$13,126
04/30/23	$12,396	$11,094	$13,249
05/31/23	$12,250	$10,973	$13,101
06/30/23	$12,466	$10,934	$13,336
07/31/23	$12,642	$10,927	$13,522
08/31/23	$12,672	$10,857	$13,561
09/30/23	$12,494	$10,581	$13,381
10/31/23	$12,339	$10,414	$13,217
11/30/23	$12,918	$10,886	$13,847
12/31/23	$13,415	$11,302	$14,386
01/31/24	$13,391	$11,271	$14,363
02/29/24	$13,416	$11,112	$14,396
03/31/24	$13,571	$11,215	$14,568
04/30/24	$13,436	$10,931	$14,429
05/31/24	$13,577	$11,117	$14,589
06/30/24	$13,709	$11,222	$14,736
07/31/24	$13,971	$11,484	$15,017
08/31/24	$14,201	$11,649	$15,262
09/30/24	$14,411	$11,805	$15,490
10/31/24	$14,311	$11,512	$15,383
11/30/24	$14,478	$11,634	$15,563
12/31/24	$14,404	$11,444	$15,487
01/31/25	$14,606	$11,504	$15,703
02/28/25	$14,695	$11,757	$15,803
03/31/25	$14,513	$11,762	$15,620
04/30/25	$14,501	$11,808	$15,620
05/31/25	$14,764	$11,723	$15,894
06/30/25	$15,050	$11,904	$16,207

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
JNK	9.78%	5.11%	4.17%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg High Yield Very Liquid Index	9.98%	5.51%	4.95%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$7,866,710,875
  Number of Portfolio Holdings1,178
  Portfolio Turnover Rate49%
  Total Advisory Fees Paid$31,273,966

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Diversified Financial Services	6.5%
Media	6.4%
Oil & Gas	6.3%
Commercial Services	5.4%
Pipelines	4.8%
Telecommunications	4.6%
Retail	4.3%
Health Care Services	4.1%
Software	3.2%
Real Estate Investment Trusts	3.1%

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.5%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.4%
Quikrete Holdings, Inc., 6.38%, due 03/01/32	0.4%
Medline Borrower LP, 3.88%, due 04/01/29	0.4%
1261229 BC Ltd., 10.00%, due 04/15/32	0.4%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.3%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	0.3%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.3%
TransDigm, Inc., 6.38%, due 03/01/29	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR JNK

SPDR Bloomberg Investment Grade Floating Rate ETF

FLRN

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Bloomberg Investment Grade Floating Rate ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Investment Grade Floating Rate ETF	$15	0.15%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer.

The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, credit spreads still ended the period 9 basis points tighter, impacting performance positively. In addition, the higher rate environment helped fund performance due to the structure of the floating rate holdings.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	FLRN	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Dollar Floating Rate &lt; 5 Years Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,998	$10,070	$10,000
08/31/15	$9,995	$10,055	$9,999
09/30/15	$9,978	$10,123	$9,979
10/31/15	$9,985	$10,125	$9,985
11/30/15	$9,992	$10,098	$9,994
12/31/15	$9,990	$10,065	$9,993
01/31/16	$9,989	$10,204	$9,995
02/29/16	$9,987	$10,276	$9,995
03/31/16	$10,011	$10,371	$10,018
04/30/16	$10,037	$10,410	$10,042
05/31/16	$10,052	$10,413	$10,059
06/30/16	$10,055	$10,600	$10,064
07/31/16	$10,077	$10,667	$10,087
08/31/16	$10,103	$10,655	$10,115
09/30/16	$10,110	$10,649	$10,123
10/31/16	$10,124	$10,567	$10,139
11/30/16	$10,136	$10,317	$10,152
12/31/16	$10,148	$10,332	$10,166
01/31/17	$10,168	$10,352	$10,187
02/28/17	$10,192	$10,422	$10,212
03/31/17	$10,206	$10,416	$10,227
04/30/17	$10,221	$10,497	$10,244
05/31/17	$10,238	$10,577	$10,262
06/30/17	$10,254	$10,567	$10,280
07/31/17	$10,273	$10,612	$10,301
08/31/17	$10,285	$10,707	$10,315
09/30/17	$10,303	$10,656	$10,334
10/31/17	$10,325	$10,663	$10,357
11/30/17	$10,337	$10,649	$10,371
12/31/17	$10,349	$10,698	$10,386
01/31/18	$10,375	$10,575	$10,413
02/28/18	$10,385	$10,474	$10,426
03/31/18	$10,391	$10,542	$10,435
04/30/18	$10,425	$10,463	$10,470
05/31/18	$10,441	$10,538	$10,489
06/30/18	$10,460	$10,525	$10,509
07/31/18	$10,490	$10,527	$10,540
08/31/18	$10,516	$10,595	$10,568
09/30/18	$10,537	$10,527	$10,590
10/31/18	$10,548	$10,444	$10,604
11/30/18	$10,534	$10,506	$10,592
12/31/18	$10,513	$10,699	$10,577
01/31/19	$10,584	$10,813	$10,651
02/28/19	$10,625	$10,806	$10,694
03/31/19	$10,662	$11,014	$10,733
04/30/19	$10,704	$11,017	$10,776
05/31/19	$10,727	$11,212	$10,801
06/30/19	$10,756	$11,353	$10,832
07/31/19	$10,788	$11,378	$10,867
08/31/19	$10,808	$11,673	$10,887
09/30/19	$10,835	$11,611	$10,917
10/31/19	$10,868	$11,646	$10,951
11/30/19	$10,892	$11,640	$10,977
12/31/19	$10,916	$11,632	$11,003
01/31/20	$10,949	$11,855	$11,039
02/29/20	$10,958	$12,069	$11,049
03/31/20	$10,595	$11,998	$10,710
04/30/20	$10,774	$12,211	$10,897
05/31/20	$10,850	$12,268	$10,976
06/30/20	$10,919	$12,345	$11,050
07/31/20	$10,956	$12,530	$11,089
08/31/20	$10,976	$12,428	$11,111
09/30/20	$10,979	$12,422	$11,116
10/31/20	$10,990	$12,366	$11,129
11/30/20	$11,002	$12,488	$11,143
12/31/20	$11,010	$12,505	$11,152
01/31/21	$11,022	$12,415	$11,167
02/28/21	$11,029	$12,236	$11,175
03/31/21	$11,025	$12,083	$11,172
04/30/21	$11,029	$12,178	$11,179
05/31/21	$11,038	$12,218	$11,189
06/30/21	$11,043	$12,304	$11,195
07/31/21	$11,045	$12,442	$11,199
08/31/21	$11,048	$12,418	$11,204
09/30/21	$11,052	$12,310	$11,209
10/31/21	$11,052	$12,307	$11,209
11/30/21	$11,044	$12,343	$11,204
12/31/21	$11,042	$12,312	$11,202
01/31/22	$11,047	$12,047	$11,209
02/28/22	$11,044	$11,912	$11,208
03/31/22	$11,013	$11,581	$11,180
04/30/22	$11,015	$11,142	$11,184
05/31/22	$11,009	$11,214	$11,184
06/30/22	$10,963	$11,038	$11,146
07/31/22	$10,982	$11,307	$11,165
08/31/22	$11,038	$10,988	$11,219
09/30/22	$11,058	$10,513	$11,241
10/31/22	$11,071	$10,377	$11,257
11/30/22	$11,118	$10,759	$11,310
12/31/22	$11,173	$10,710	$11,369
01/31/23	$11,271	$11,040	$11,466
02/28/23	$11,336	$10,754	$11,531
03/31/23	$11,330	$11,027	$11,530
04/30/23	$11,401	$11,094	$11,603
05/31/23	$11,477	$10,973	$11,679
06/30/23	$11,543	$10,934	$11,746
07/31/23	$11,610	$10,927	$11,815
08/31/23	$11,672	$10,857	$11,878
09/30/23	$11,731	$10,581	$11,939
10/31/23	$11,784	$10,414	$11,996
11/30/23	$11,847	$10,886	$12,060
12/31/23	$11,914	$11,302	$12,131
01/31/24	$11,990	$11,271	$12,207
02/29/24	$12,062	$11,112	$12,280
03/31/24	$12,129	$11,215	$12,349
04/30/24	$12,192	$10,931	$12,415
05/31/24	$12,259	$11,117	$12,484
06/30/24	$12,314	$11,222	$12,541
07/31/24	$12,378	$11,484	$12,606
08/31/24	$12,433	$11,649	$12,663
09/30/24	$12,495	$11,805	$12,727
10/31/24	$12,557	$11,512	$12,791
11/30/24	$12,611	$11,634	$12,847
12/31/24	$12,669	$11,444	$12,906
01/31/25	$12,723	$11,504	$12,963
02/28/25	$12,777	$11,757	$13,017
03/31/25	$12,824	$11,762	$13,066
04/30/25	$12,842	$11,808	$13,086
05/31/25	$12,913	$11,723	$13,159
06/30/25	$12,974	$11,904	$13,222

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
FLRN	5.36%	3.51%	2.64%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Dollar Floating Rate &lt; 5 Years Index	5.43%	3.65%	2.83%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,756,039,888
  Number of Portfolio Holdings430
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$3,801,085

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	44.6%
Foreign Government Obligations	25.1%
Auto Manufacturers	9.9%
Insurance	4.8%
Multi-National	3.9%
Diversified Financial Services	1.7%
Machinery-Diversified	1.4%
Machinery, Construction & Mining	1.1%
Electric	1.1%
Beverages	0.6%

Top Security Types

Asset	%
Corporate Bonds & Notes	73.1%
Foreign Government Obligations	25.1%
Short-Term Investments	4.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR FLRN

SPDR Bloomberg Short Term High Yield Bond ETF

SJNK

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Bloomberg Short Term High Yield Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term High Yield Bond ETF	$42	0.40%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused high yield credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, spreads still ended the period tighter than where they started due to a general risk-on market sentiment, impacting performance positively.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SJNK	Bloomberg U.S. Aggregate Bond Index	Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,880	$10,070	$9,892
08/31/15	$9,687	$10,055	$9,709
09/30/15	$9,457	$10,123	$9,497
10/31/15	$9,624	$10,125	$9,686
11/30/15	$9,413	$10,098	$9,493
12/31/15	$9,187	$10,065	$9,279
01/31/16	$8,997	$10,204	$9,111
02/29/16	$9,018	$10,276	$9,140
03/31/16	$9,323	$10,371	$9,502
04/30/16	$9,653	$10,410	$9,845
05/31/16	$9,739	$10,413	$9,937
06/30/16	$9,839	$10,600	$10,029
07/31/16	$10,011	$10,667	$10,230
08/31/16	$10,184	$10,655	$10,391
09/30/16	$10,274	$10,649	$10,483
10/31/16	$10,308	$10,567	$10,532
11/30/16	$10,302	$10,317	$10,527
12/31/16	$10,495	$10,332	$10,708
01/31/17	$10,595	$10,352	$10,827
02/28/17	$10,725	$10,422	$10,957
03/31/17	$10,705	$10,416	$10,944
04/30/17	$10,796	$10,497	$11,042
05/31/17	$10,866	$10,577	$11,118
06/30/17	$10,866	$10,567	$11,129
07/31/17	$10,951	$10,612	$11,214
08/31/17	$10,941	$10,707	$11,215
09/30/17	$11,017	$10,656	$11,291
10/31/17	$11,055	$10,663	$11,334
11/30/17	$11,021	$10,649	$11,299
12/31/17	$11,053	$10,698	$11,334
01/31/18	$11,144	$10,575	$11,426
02/28/18	$11,107	$10,474	$11,393
03/31/18	$11,077	$10,542	$11,371
04/30/18	$11,146	$10,463	$11,449
05/31/18	$11,176	$10,538	$11,488
06/30/18	$11,224	$10,525	$11,542
07/31/18	$11,335	$10,527	$11,659
08/31/18	$11,397	$10,595	$11,727
09/30/18	$11,468	$10,527	$11,798
10/31/18	$11,323	$10,444	$11,659
11/30/18	$11,252	$10,506	$11,594
12/31/18	$11,025	$10,699	$11,352
01/31/19	$11,432	$10,813	$11,779
02/28/19	$11,583	$10,806	$11,934
03/31/19	$11,649	$11,014	$12,003
04/30/19	$11,757	$11,017	$12,110
05/31/19	$11,651	$11,212	$12,002
06/30/19	$11,826	$11,353	$12,179
07/31/19	$11,857	$11,378	$12,216
08/31/19	$11,852	$11,673	$12,215
09/30/19	$11,877	$11,611	$12,243
10/31/19	$11,881	$11,646	$12,248
11/30/19	$11,866	$11,640	$12,245
12/31/19	$12,076	$11,632	$12,469
01/31/20	$12,075	$11,855	$12,464
02/29/20	$11,922	$12,069	$12,305
03/31/20	$10,649	$11,998	$10,949
04/30/20	$11,044	$12,211	$11,320
05/31/20	$11,447	$12,268	$11,736
06/30/20	$11,587	$12,345	$11,867
07/31/20	$11,984	$12,530	$12,275
08/31/20	$12,115	$12,428	$12,411
09/30/20	$12,053	$12,422	$12,340
10/31/20	$12,111	$12,366	$12,394
11/30/20	$12,541	$12,488	$12,832
12/31/20	$12,756	$12,505	$13,050
01/31/21	$12,841	$12,415	$13,134
02/28/21	$12,945	$12,236	$13,240
03/31/21	$13,032	$12,083	$13,334
04/30/21	$13,142	$12,178	$13,452
05/31/21	$13,183	$12,218	$13,508
06/30/21	$13,300	$12,304	$13,627
07/31/21	$13,292	$12,442	$13,630
08/31/21	$13,345	$12,418	$13,694
09/30/21	$13,366	$12,310	$13,722
10/31/21	$13,371	$12,307	$13,735
11/30/21	$13,252	$12,343	$13,624
12/31/21	$13,430	$12,312	$13,811
01/31/22	$13,235	$12,047	$13,618
02/28/22	$13,142	$11,912	$13,543
03/31/22	$13,089	$11,581	$13,435
04/30/22	$12,830	$11,142	$13,171
05/31/22	$12,824	$11,214	$13,166
06/30/22	$12,165	$11,038	$12,490
07/31/22	$12,710	$11,307	$13,060
08/31/22	$12,544	$10,988	$12,889
09/30/22	$12,231	$10,513	$12,561
10/31/22	$12,506	$10,377	$12,855
11/30/22	$12,734	$10,759	$13,081
12/31/22	$12,677	$10,710	$13,028
01/31/23	$13,064	$11,040	$13,416
02/28/23	$12,990	$10,754	$13,336
03/31/23	$13,070	$11,027	$13,428
04/30/23	$13,174	$11,094	$13,538
05/31/23	$13,096	$10,973	$13,462
06/30/23	$13,304	$10,934	$13,673
07/31/23	$13,468	$10,927	$13,837
08/31/23	$13,539	$10,857	$13,914
09/30/23	$13,460	$10,581	$13,834
10/31/23	$13,318	$10,414	$13,702
11/30/23	$13,789	$10,886	$14,175
12/31/23	$14,206	$11,302	$14,603
01/31/24	$14,203	$11,271	$14,601
02/29/24	$14,275	$11,112	$14,686
03/31/24	$14,390	$11,215	$14,818
04/30/24	$14,306	$10,931	$14,728
05/31/24	$14,411	$11,117	$14,863
06/30/24	$14,538	$11,222	$14,998
07/31/24	$14,797	$11,484	$15,260
08/31/24	$15,005	$11,649	$15,480
09/30/24	$15,244	$11,805	$15,733
10/31/24	$15,215	$11,512	$15,703
11/30/24	$15,370	$11,634	$15,865
12/31/24	$15,347	$11,444	$15,845
01/31/25	$15,542	$11,504	$16,051
02/28/25	$15,635	$11,757	$16,152
03/31/25	$15,460	$11,762	$15,986
04/30/25	$15,439	$11,808	$15,990
05/31/25	$15,695	$11,723	$16,244
06/30/25	$15,941	$11,904	$16,504

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SJNK	9.65%	6.59%	4.77%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index	10.04%	6.82%	5.14%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$4,634,835,728
  Number of Portfolio Holdings1,187
  Portfolio Turnover Rate64%
  Total Advisory Fees Paid$18,804,104

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Media	8.2%
Commercial Services	5.3%
Retail	5.1%
Diversified Financial Services	5.1%
Oil & Gas	5.0%
Telecommunications	4.9%
Pipelines	4.5%
Real Estate Investment Trusts	4.1%
Software	3.7%
Health Care Services	3.4%

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.6%
Medline Borrower LP, 3.88%, due 04/01/29	0.5%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.5%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	0.5%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.4%
Carnival Corp., 5.75%, due 03/01/27	0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.4%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
TransDigm, Inc., 6.38%, due 03/01/29	0.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SJNK

SPDR Global Dow ETF

DGT

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Global Dow ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Global Dow ETF	$55	0.50%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariffs introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Alphabet. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	DGT	S&P 500 Index	The Global Dow
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,131	$10,210	$10,128
08/31/15	$9,402	$9,594	$9,394
09/30/15	$8,990	$9,356	$8,976
10/31/15	$9,767	$10,145	$9,760
11/30/15	$9,596	$10,176	$9,588
12/31/15	$9,382	$10,015	$9,377
01/31/16	$8,753	$9,518	$8,747
02/29/16	$8,693	$9,505	$8,684
03/31/16	$9,340	$10,150	$9,341
04/30/16	$9,619	$10,189	$9,614
05/31/16	$9,511	$10,372	$9,503
06/30/16	$9,432	$10,399	$9,418
07/31/16	$9,848	$10,783	$9,837
08/31/16	$10,000	$10,798	$9,989
09/30/16	$10,080	$10,800	$10,068
10/31/16	$10,023	$10,603	$10,014
11/30/16	$10,092	$10,996	$10,085
12/31/16	$10,406	$11,213	$10,405
01/31/17	$10,688	$11,426	$10,684
02/28/17	$10,962	$11,879	$10,968
03/31/17	$11,124	$11,893	$11,122
04/30/17	$11,298	$12,015	$11,295
05/31/17	$11,471	$12,184	$11,460
06/30/17	$11,539	$12,260	$11,529
07/31/17	$11,900	$12,512	$11,896
08/31/17	$11,885	$12,551	$11,886
09/30/17	$12,167	$12,810	$12,168
10/31/17	$12,393	$13,109	$12,399
11/30/17	$12,653	$13,511	$12,662
12/31/17	$12,951	$13,661	$12,966
01/31/18	$13,719	$14,443	$13,738
02/28/18	$13,125	$13,911	$13,146
03/31/18	$12,744	$13,557	$12,763
04/30/18	$12,932	$13,609	$12,951
05/31/18	$12,743	$13,937	$12,754
06/30/18	$12,677	$14,023	$12,680
07/31/18	$13,169	$14,544	$13,179
08/31/18	$13,143	$15,018	$13,149
09/30/18	$13,358	$15,104	$13,368
10/31/18	$12,397	$14,072	$12,404
11/30/18	$12,610	$14,358	$12,611
12/31/18	$11,759	$13,062	$11,759
01/31/19	$12,690	$14,109	$12,689
02/28/19	$12,942	$14,562	$12,944
03/31/19	$12,990	$14,845	$12,979
04/30/19	$13,420	$15,446	$13,419
05/31/19	$12,572	$14,464	$12,564
06/30/19	$13,429	$15,483	$13,426
07/31/19	$13,407	$15,706	$13,407
08/31/19	$12,947	$15,457	$12,940
09/30/19	$13,275	$15,746	$13,271
10/31/19	$13,546	$16,087	$13,547
11/30/19	$13,900	$16,671	$13,882
12/31/19	$14,352	$17,175	$14,341
01/31/20	$13,956	$17,168	$13,949
02/29/20	$12,815	$15,755	$12,802
03/31/20	$10,964	$13,809	$10,938
04/30/20	$11,848	$15,579	$11,829
05/31/20	$12,275	$16,321	$12,253
06/30/20	$12,628	$16,645	$12,599
07/31/20	$13,115	$17,584	$13,089
08/31/20	$13,910	$18,848	$13,877
09/30/20	$13,331	$18,132	$13,303
10/31/20	$13,006	$17,650	$12,980
11/30/20	$15,131	$19,582	$15,099
12/31/20	$15,769	$20,334	$15,740
01/31/21	$15,641	$20,129	$15,615
02/28/21	$16,641	$20,684	$16,607
03/31/21	$17,337	$21,590	$17,304
04/30/21	$17,857	$22,742	$17,833
05/31/21	$18,541	$22,901	$18,480
06/30/21	$18,305	$23,436	$18,278
07/31/21	$18,236	$23,993	$18,206
08/31/21	$18,638	$24,722	$18,620
09/30/21	$18,194	$23,572	$18,186
10/31/21	$18,832	$25,224	$18,826
11/30/21	$17,984	$25,049	$17,978
12/31/21	$19,098	$26,172	$19,099
01/31/22	$19,192	$24,817	$19,199
02/28/22	$18,719	$24,074	$18,735
03/31/22	$19,036	$24,968	$19,051
04/30/22	$17,744	$22,791	$17,763
05/31/22	$18,247	$22,833	$18,264
06/30/22	$16,435	$20,948	$16,450
07/31/22	$17,076	$22,879	$17,090
08/31/22	$16,637	$21,946	$16,663
09/30/22	$14,992	$19,925	$15,009
10/31/22	$16,255	$21,538	$16,278
11/30/22	$17,872	$22,742	$17,894
12/31/22	$17,557	$21,432	$17,586
01/31/23	$18,960	$22,778	$18,989
02/28/23	$18,490	$22,223	$18,524
03/31/23	$18,733	$23,038	$18,760
04/30/23	$19,115	$23,398	$19,141
05/31/23	$18,467	$23,500	$18,483
06/30/23	$19,827	$25,053	$19,844
07/31/23	$20,622	$25,857	$20,645
08/31/23	$20,013	$25,446	$20,041
09/30/23	$19,350	$24,232	$19,384
10/31/23	$18,733	$23,723	$18,760
11/30/23	$20,305	$25,889	$20,336
12/31/23	$21,255	$27,066	$21,296
01/31/24	$21,412	$27,520	$21,447
02/29/24	$22,063	$28,990	$22,100
03/31/24	$22,933	$29,923	$22,987
04/30/24	$22,398	$28,700	$22,442
05/31/24	$23,285	$30,124	$23,304
06/30/24	$23,157	$31,204	$23,186
07/31/24	$23,837	$31,584	$23,872
08/31/24	$24,514	$32,350	$24,552
09/30/24	$25,047	$33,041	$25,097
10/31/24	$24,341	$32,742	$24,382
11/30/24	$25,012	$34,664	$25,049
12/31/24	$24,298	$33,837	$24,340
01/31/25	$25,514	$34,780	$25,550
02/28/25	$26,118	$34,326	$26,176
03/31/25	$25,631	$32,392	$25,686
04/30/25	$25,667	$32,172	$25,715
05/31/25	$26,927	$34,197	$26,972
06/30/25	$27,924	$35,936	$27,957

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
DGT	20.59%	17.20%	10.81%
S&P 500 Index	15.16%	16.64%	13.65%
The Global Dow	20.58%	17.28%	10.83%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$394,456,862
  Number of Portfolio Holdings160
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$1,348,599

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
United States	54.6%
Japan	9.8%
Germany	5.3%
France	4.7%
United Kingdom	4.1%
China	3.3%
Spain	2.5%
Italy	1.7%
Australia	1.7%
India	1.5%

Top Ten Holdings

Holdings	%
Howmet Aerospace, Inc.	1.2%
Netflix, Inc.	1.1%
Deutsche Bank AG	1.1%
Banco Santander SA	1.0%
Broadcom, Inc.	1.0%
UniCredit SpA	1.0%
Carnival Corp.	1.0%
Naspers Ltd., Class N	0.9%
Wells Fargo & Co.	0.9%
Booking Holdings, Inc.	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR DGT

SPDR ICE Preferred Securities ETF

PSK

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR ICE Preferred Securities ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR ICE Preferred Securities ETF	$45	0.45%

How did the Fund perform last year and what affected its performance?

With a combined weight of over 57% of the Fund, the largest industry weights were: Banks, Financial Services, and Insurance. The performance of each of these industries for the reporting period was 1.72%, 0.86% and -1.31% respectively. These returns were the main drivers of the overall Fund performance. As a general characteristic, preferred stocks are less volatile than common stocks, and thus have little possibility of large capital gains. A hybrid between traditional equities and bonds, these stocks provide certain benefits in any market climate.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	PSK	S&P 500 Index	ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid & Preferred Securities Aggregate Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,207	$10,210	$10,217
08/31/15	$10,204	$9,594	$10,218
09/30/15	$10,208	$9,356	$10,226
10/31/15	$10,452	$10,145	$10,474
11/30/15	$10,545	$10,176	$10,572
12/31/15	$10,632	$10,015	$10,665
01/31/16	$10,619	$9,518	$10,655
02/29/16	$10,625	$9,505	$10,665
03/31/16	$10,803	$10,150	$10,847
04/30/16	$10,883	$10,189	$10,930
05/31/16	$11,055	$10,372	$11,105
06/30/16	$11,211	$10,399	$11,266
07/31/16	$11,284	$10,783	$11,341
08/31/16	$11,306	$10,798	$11,367
09/30/16	$11,206	$10,800	$11,271
10/31/16	$11,122	$10,603	$11,189
11/30/16	$10,605	$10,996	$10,671
12/31/16	$10,575	$11,213	$10,645
01/31/17	$10,920	$11,426	$10,997
02/28/17	$11,110	$11,879	$11,195
03/31/17	$11,195	$11,893	$11,284
04/30/17	$11,351	$12,015	$11,445
05/31/17	$11,471	$12,184	$11,570
06/30/17	$11,597	$12,260	$11,701
07/31/17	$11,649	$12,512	$11,758
08/31/17	$11,682	$12,551	$11,795
09/30/17	$11,695	$12,810	$11,812
10/31/17	$11,682	$13,109	$11,802
11/30/17	$11,687	$13,511	$11,810
12/31/17	$11,684	$13,661	$11,808
01/31/18	$11,348	$14,443	$11,477
02/28/18	$11,528	$13,911	$11,661
03/31/18	$11,616	$13,557	$11,748
04/30/18	$11,493	$13,609	$11,624
05/31/18	$11,642	$13,937	$11,774
06/30/18	$11,753	$14,023	$11,894
07/31/18	$11,777	$14,544	$11,920
08/31/18	$11,905	$15,018	$12,052
09/30/18	$11,711	$15,104	$11,854
10/31/18	$11,502	$14,072	$11,642
11/30/18	$11,201	$14,358	$11,338
12/31/18	$11,151	$13,062	$11,287
01/31/19	$11,815	$14,109	$11,964
02/28/19	$12,003	$14,562	$12,158
03/31/19	$12,122	$14,845	$12,282
04/30/19	$12,220	$15,446	$12,385
05/31/19	$12,312	$14,464	$12,481
06/30/19	$12,442	$15,483	$12,617
07/31/19	$12,706	$15,706	$12,890
08/31/19	$12,825	$15,457	$13,013
09/30/19	$12,927	$15,746	$13,120
10/31/19	$12,955	$16,087	$13,151
11/30/19	$12,824	$16,671	$13,016
12/31/19	$13,086	$17,175	$13,289
01/31/20	$13,216	$17,168	$13,424
02/29/20	$12,741	$15,755	$12,942
03/31/20	$11,773	$13,809	$11,956
04/30/20	$12,680	$15,579	$12,886
05/31/20	$12,838	$16,321	$13,051
06/30/20	$12,650	$16,645	$12,858
07/31/20	$13,259	$17,584	$13,486
08/31/20	$13,420	$18,848	$13,655
09/30/20	$13,345	$18,132	$13,582
10/31/20	$13,387	$17,650	$13,631
11/30/20	$13,637	$19,582	$13,891
12/31/20	$13,930	$20,334	$14,198
01/31/21	$13,651	$20,129	$13,917
02/28/21	$13,373	$20,684	$13,637
03/31/21	$13,717	$21,590	$13,996
04/30/21	$13,819	$22,742	$14,106
05/31/21	$13,918	$22,901	$14,212
06/30/21	$14,170	$23,436	$14,475
07/31/21	$14,142	$23,993	$14,450
08/31/21	$14,088	$24,722	$14,399
09/30/21	$14,088	$23,572	$14,405
10/31/21	$14,137	$25,224	$14,458
11/30/21	$13,818	$25,049	$14,135
12/31/21	$14,154	$26,172	$14,485
01/31/22	$13,611	$24,817	$13,933
02/28/22	$13,042	$24,074	$13,351
03/31/22	$12,982	$24,968	$13,293
04/30/22	$12,117	$22,791	$12,404
05/31/22	$12,568	$22,833	$12,866
06/30/22	$12,112	$20,948	$12,399
07/31/22	$12,847	$22,879	$13,158
08/31/22	$12,204	$21,946	$12,503
09/30/22	$11,934	$19,925	$12,227
10/31/22	$11,313	$21,538	$11,591
11/30/22	$12,034	$22,742	$12,328
12/31/22	$11,478	$21,432	$11,761
01/31/23	$12,919	$22,778	$13,249
02/28/23	$12,574	$22,223	$12,897
03/31/23	$11,994	$23,038	$12,298
04/30/23	$12,278	$23,398	$12,591
05/31/23	$11,978	$23,500	$12,283
06/30/23	$12,052	$25,053	$12,364
07/31/23	$12,203	$25,857	$12,522
08/31/23	$12,022	$25,446	$12,340
09/30/23	$11,879	$24,232	$12,194
10/31/23	$11,280	$23,723	$11,577
11/30/23	$12,256	$25,889	$12,586
12/31/23	$12,518	$27,066	$12,860
01/31/24	$12,989	$27,520	$13,350
02/29/24	$13,131	$28,990	$13,501
03/31/24	$13,138	$29,923	$13,512
04/30/24	$12,665	$28,700	$13,027
05/31/24	$12,929	$30,124	$13,304
06/30/24	$12,970	$31,204	$13,351
07/31/24	$12,993	$31,584	$13,378
08/31/24	$13,481	$32,350	$13,887
09/30/24	$13,850	$33,041	$14,272
10/31/24	$13,673	$32,742	$14,094
11/30/24	$13,654	$34,664	$14,078
12/31/24	$13,171	$33,837	$13,581
01/31/25	$13,273	$34,780	$13,691
02/28/25	$13,427	$34,326	$13,855
03/31/25	$13,003	$32,392	$13,420
04/30/25	$12,877	$32,172	$13,293
05/31/25	$12,857	$34,197	$13,276
06/30/25	$12,957	$35,936	$13,384

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
PSK	(0.10%)	0.48%	2.62%
S&P 500 Index	15.16%	16.64%	13.65%
ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid & Preferred Securities Aggregate IndexFootnote Reference(1)Footnote Reference(2)	0.25%	0.81%	2.96%
Footnote	Description
Footnote(1)	Effective May 1, 2021 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Previous Benchmark Index”) to the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Wells Fargo Hybrid and Preferred Securities Aggregate Index from 06/30/15 to 04/30/21 and of the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index from 05/01/21 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$801,153,295
  Number of Portfolio Holdings160
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$3,941,820

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Banks	38.8%
Insurance	24.9%
Electric	15.6%
Diversified Financial Services	10.2%
Real Estate Investment Trusts	4.4%
Auto Manufacturers	2.7%
Telecommunications	1.7%
Sovereign	0.4%
Gas	0.3%

Top Ten Holdings

Holdings	%
Citigroup Capital XIII, 10.91%, due 10/30/40	3.8%
AT&T, Inc., 5.35%, due 11/01/66	1.7%
Wells Fargo & Co., 4.75%, due 09/15/25	1.7%
Capital One Financial Corp., 5.00%, due 09/01/25	1.6%
Duke Energy Corp., 5.75%, due 07/30/25	1.4%
Allstate Corp., 5.10%, due 10/15/25	1.4%
Capital One Financial Corp., 4.80%, due 09/01/25	1.3%
NextEra Energy Capital Holdings, Inc., 6.50%, due 06/01/85	1.3%
Athene Holding Ltd., 6.35%, due 06/30/29	1.2%
U.S. Bancorp, 5.12%, due 07/30/25	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR PSK

SPDR MSCI USA Gender Diversity ETF

SHE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR MSCI USA Gender Diversity ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA Gender Diversity ETF	$22	0.20%

How did the Fund perform last year and what affected its performance?

The market environment during the reporting period was initially shaped by inflation concerns and speculation about how the U.S. Federal Reserve and other central banks would respond to moderating inflation data. Later, market dynamics were significantly influenced by the tariff war initiated in 2025 by the newly elected Trump administration. Information technology was among the top-performing sectors, led by Cisco Systems Inc., which benefited from strong tailwinds in artificial intelligence and cloud networking. In contrast, healthcare was one of the weakest-performing sectors, weighed down by disappointing earnings and heightened political and regulatory uncertainty. UnitedHealth Group Incorporated was one of the top detractors from performance, facing a combination of operational, financial, and reputational challenges.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SHE	S&P 500 Index	MSCI USA Gender Diversity Select Index/SSGA Gender Diversity Index
03/07/16	$10,000	$10,000	$10,000
03/31/16	$10,307	$10,303	$10,309
04/30/16	$10,464	$10,343	$10,469
05/31/16	$10,477	$10,529	$10,484
06/30/16	$10,531	$10,556	$10,537
07/31/16	$10,942	$10,946	$10,953
08/31/16	$10,906	$10,961	$10,915
09/30/16	$10,843	$10,963	$10,855
10/31/16	$10,617	$10,763	$10,630
11/30/16	$11,003	$11,162	$11,020
12/31/16	$11,060	$11,382	$11,078
01/31/17	$11,205	$11,598	$11,227
02/28/17	$11,694	$12,059	$11,720
03/31/17	$11,614	$12,073	$11,641
04/30/17	$11,777	$12,197	$11,806
05/31/17	$11,857	$12,368	$11,889
06/30/17	$11,983	$12,446	$12,018
07/31/17	$12,159	$12,702	$12,197
08/31/17	$12,170	$12,740	$12,211
09/30/17	$12,514	$13,003	$12,559
10/31/17	$12,662	$13,307	$12,710
11/30/17	$13,111	$13,715	$13,164
12/31/17	$13,235	$13,867	$13,297
01/31/18	$13,832	$14,661	$13,900
02/28/18	$13,309	$14,121	$13,375
03/31/18	$13,115	$13,762	$13,183
04/30/18	$13,274	$13,815	$13,344
05/31/18	$13,434	$14,147	$13,509
06/30/18	$13,637	$14,235	$13,707
07/31/18	$14,109	$14,764	$14,192
08/31/18	$14,457	$15,245	$14,514
09/30/18	$14,602	$15,332	$14,629
10/31/18	$13,592	$14,284	$13,664
11/30/18	$14,062	$14,575	$14,131
12/31/18	$12,782	$13,259	$12,836
01/31/19	$13,779	$14,322	$13,823
02/28/19	$14,181	$14,782	$14,241
03/31/19	$14,321	$15,069	$14,398
04/30/19	$14,749	$15,679	$14,809
05/31/19	$14,001	$14,683	$14,050
06/30/19	$14,946	$15,717	$15,014
07/31/19	$15,096	$15,943	$15,169
08/31/19	$14,817	$15,691	$14,892
09/30/19	$14,945	$15,984	$15,026
10/31/19	$15,126	$16,331	$15,212
11/30/19	$15,595	$16,923	$15,690
12/31/19	$15,820	$17,434	$15,915
01/31/20	$15,639	$17,427	$15,727
02/29/20	$14,433	$15,993	$14,519
03/31/20	$12,155	$14,017	$12,226
04/30/20	$13,746	$15,814	$13,830
05/31/20	$14,579	$16,568	$14,674
06/30/20	$14,690	$16,897	$14,786
07/31/20	$15,196	$17,850	$15,297
08/31/20	$16,205	$19,133	$16,317
09/30/20	$15,861	$18,406	$15,970
10/31/20	$15,439	$17,916	$15,550
11/30/20	$17,642	$19,878	$17,774
12/31/20	$18,653	$20,642	$18,797
01/31/21	$18,249	$20,433	$18,392
02/28/21	$19,368	$20,997	$19,516
03/31/21	$19,777	$21,916	$19,932
04/30/21	$20,662	$23,086	$20,827
05/31/21	$20,806	$23,247	$20,976
06/30/21	$21,242	$23,790	$21,417
07/31/21	$21,628	$24,355	$21,812
08/31/21	$22,129	$25,096	$22,322
09/30/21	$21,134	$23,928	$21,321
10/31/21	$22,409	$25,605	$22,611
11/30/21	$20,913	$25,428	$21,103
12/31/21	$21,464	$26,567	$21,663
01/31/22	$19,822	$25,192	$20,007
02/28/22	$19,130	$24,438	$19,311
03/31/22	$19,417	$25,345	$19,605
04/30/22	$17,676	$23,135	$17,848
05/31/22	$17,450	$23,178	$17,621
06/30/22	$16,044	$21,264	$16,204
07/31/22	$17,306	$23,225	$17,480
08/31/22	$16,808	$22,278	$16,979
09/30/22	$15,431	$20,226	$15,589
10/31/22	$17,125	$21,864	$17,305
11/30/22	$17,785	$23,086	$17,976
12/31/22	$16,824	$21,756	$17,007
01/31/23	$17,806	$23,123	$18,005
02/28/23	$17,327	$22,558	$17,522
03/31/23	$17,755	$23,387	$17,960
04/30/23	$18,061	$23,752	$18,273
05/31/23	$17,808	$23,855	$18,017
06/30/23	$18,935	$25,431	$19,160
07/31/23	$19,543	$26,248	$19,778
08/31/23	$19,172	$25,830	$19,403
09/30/23	$18,335	$24,599	$18,557
10/31/23	$18,144	$24,081	$18,369
11/30/23	$19,683	$26,281	$19,930
12/31/23	$20,584	$27,475	$20,847
01/31/24	$21,080	$27,936	$21,353
02/29/24	$22,327	$29,428	$22,621
03/31/24	$23,045	$30,375	$23,352
04/30/24	$21,972	$29,134	$22,267
05/31/24	$22,824	$30,579	$23,134
06/30/24	$23,695	$31,676	$24,023
07/31/24	$23,873	$32,062	$24,207
08/31/24	$24,531	$32,839	$24,881
09/30/24	$24,983	$33,541	$25,342
10/31/24	$24,804	$33,236	$25,135
11/30/24	$26,470	$35,187	$26,828
12/31/24	$25,385	$34,349	$25,733
01/31/25	$26,409	$35,305	$26,776
02/28/25	$26,542	$34,844	$26,913
03/31/25	$25,067	$32,881	$25,420
04/30/25	$24,971	$32,658	$25,328
05/31/25	$26,444	$34,714	$26,829
06/30/25	$27,500	$36,479	$27,905

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 03/07/16
SHE	16.06%	13.36%	11.47%
S&P 500 Index	15.16%	16.64%	14.90%
MSCI USA Gender Diversity Select Index/SSGA Gender Diversity IndexFootnote Reference(1)Footnote Reference(2)	16.16%	13.55%	11.65%
Footnote	Description
Footnote(1)	Effective December 8, 2022 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the SSGA Gender Diversity Index (the “Previous Benchmark Index”) to the MSCI USA Gender Diversity Select Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the SSGA Gender Diversity Index prior to 12/08/22 and of the MSCI USA Gender Diversity Select Index from 12/08/22 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$261,972,272
  Number of Portfolio Holdings233
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid$502,482

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	15.6%
Semiconductors & Semiconductor Equipment	7.0%
Banks	6.7%
Entertainment	6.1%
Hotels, Restaurants & Leisure	5.0%
IT Services	4.7%
Specialty Retail	4.0%
Pharmaceuticals	3.9%
Communications Equipment	3.3%
Oil, Gas & Consumable Fuels	2.9%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	5.1%
Microsoft Corp.	4.7%
Netflix, Inc.	4.1%
Cisco Systems, Inc.	3.3%
JPMorgan Chase & Co.	3.1%
Intuit, Inc.	3.0%
Accenture PLC, Class A	2.9%
ServiceNow, Inc.	2.5%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SHE

SPDR Nuveen ICE High Yield Municipal Bond ETF

HYMB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Nuveen ICE High Yield Municipal Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen ICE High Yield Municipal Bond ETF	$35	0.35%

How did the Fund perform last year and what affected its performance?

Nuveen utilizes sampling to replicate the characteristics of the indices that the Fund tracked. Nuveen’s sampling replicates the indices’ characteristics including, but not limited to duration buckets, maturity buckets, state, sector, coupon, obligor and individual holdings. This sampling resulted in slight curve exposure differences which hurt relative performance. Slight differences in sector exposures over the reporting period hurt tracking error as well. Residual impacts were a positive factor for relative returns during the 12 month period. Yields increased over the reporting period which hurt price return, but the Fund’s yield return was helpful in generating positive absolute performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	HYMB	Bloomberg U.S. Aggregate Bond Index	ICE US Select High Yield Crossover Municipal Index /Bloomberg Municipal Yield Index /S&P Municipal Yield Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,034	$10,070	$10,046
08/31/15	$10,051	$10,055	$10,095
09/30/15	$10,184	$10,123	$10,235
10/31/15	$10,275	$10,125	$10,321
11/30/15	$10,323	$10,098	$10,370
12/31/15	$10,408	$10,065	$10,442
01/31/16	$10,500	$10,204	$10,513
02/29/16	$10,543	$10,276	$10,577
03/31/16	$10,644	$10,371	$10,679
04/30/16	$10,747	$10,410	$10,766
05/31/16	$10,858	$10,413	$10,875
06/30/16	$11,128	$10,600	$11,153
07/31/16	$11,140	$10,667	$11,194
08/31/16	$11,184	$10,655	$11,253
09/30/16	$11,183	$10,649	$11,275
10/31/16	$11,061	$10,567	$11,180
11/30/16	$10,579	$10,317	$10,715
12/31/16	$10,634	$10,332	$10,773
01/31/17	$10,735	$10,352	$10,878
02/28/17	$10,864	$10,422	$11,044
03/31/17	$10,851	$10,416	$11,075
04/30/17	$10,961	$10,497	$11,192
05/31/17	$11,064	$10,577	$11,311
06/30/17	$11,058	$10,567	$11,303
07/31/17	$11,121	$10,612	$11,373
08/31/17	$11,235	$10,707	$11,485
09/30/17	$11,120	$10,656	$11,386
10/31/17	$10,914	$10,663	$11,378
11/30/17	$10,934	$10,649	$11,409
12/31/17	$11,043	$10,698	$11,530
01/31/18	$11,015	$10,575	$11,502
02/28/18	$11,000	$10,474	$11,485
03/31/18	$11,108	$10,542	$11,608
04/30/18	$11,132	$10,463	$11,642
05/31/18	$11,286	$10,538	$11,827
06/30/18	$11,337	$10,525	$11,894
07/31/18	$11,390	$10,527	$11,958
08/31/18	$11,476	$10,595	$12,045
09/30/18	$11,430	$10,527	$11,988
10/31/18	$11,308	$10,444	$11,842
11/30/18	$11,346	$10,506	$11,885
12/31/18	$11,462	$10,699	$12,003
01/31/19	$11,513	$10,813	$12,073
02/28/19	$11,617	$10,806	$12,184
03/31/19	$11,884	$11,014	$12,472
04/30/19	$11,936	$11,017	$12,539
05/31/19	$12,142	$11,212	$12,752
06/30/19	$12,210	$11,353	$12,829
07/31/19	$12,283	$11,378	$12,921
08/31/19	$12,541	$11,673	$13,207
09/30/19	$12,514	$11,611	$13,177
10/31/19	$12,522	$11,646	$13,202
11/30/19	$12,561	$11,640	$13,251
12/31/19	$12,620	$11,632	$13,296
01/31/20	$12,903	$11,855	$13,612
02/29/20	$13,158	$12,069	$13,886
03/31/20	$11,777	$11,998	$12,514
04/30/20	$11,417	$12,211	$12,110
05/31/20	$11,811	$12,268	$12,567
06/30/20	$12,220	$12,345	$13,017
07/31/20	$12,500	$12,530	$13,374
08/31/20	$12,516	$12,428	$13,393
09/30/20	$12,490	$12,422	$13,398
10/31/20	$12,506	$12,366	$13,406
11/30/20	$12,778	$12,488	$13,709
12/31/20	$13,021	$12,505	$13,947
01/31/21	$13,280	$12,415	$14,212
02/28/21	$13,095	$12,236	$14,048
03/31/21	$13,188	$12,083	$14,189
04/30/21	$13,364	$12,178	$14,384
05/31/21	$13,512	$12,218	$14,524
06/30/21	$13,650	$12,304	$14,679
07/31/21	$13,773	$12,442	$14,851
08/31/21	$13,730	$12,418	$14,818
09/30/21	$13,587	$12,310	$14,717
10/31/21	$13,523	$12,307	$14,654
11/30/21	$13,691	$12,343	$14,834
12/31/21	$13,729	$12,312	$14,870
01/31/22	$13,335	$12,047	$14,451
02/28/22	$13,213	$11,912	$14,403
03/31/22	$12,700	$11,581	$13,885
04/30/22	$12,211	$11,142	$13,415
05/31/22	$12,336	$11,214	$13,560
06/30/22	$11,908	$11,038	$13,169
07/31/22	$12,330	$11,307	$13,635
08/31/22	$12,015	$10,988	$13,328
09/30/22	$11,274	$10,513	$12,571
10/31/22	$11,068	$10,377	$12,332
11/30/22	$11,697	$10,759	$13,033
12/31/22	$11,633	$10,710	$13,025
01/31/23	$12,128	$11,040	$13,568
02/28/23	$11,757	$10,754	$13,174
03/31/23	$11,892	$11,027	$13,410
04/30/23	$11,948	$11,094	$13,460
05/31/23	$11,888	$10,973	$13,367
06/30/23	$12,080	$10,934	$13,588
07/31/23	$12,111	$10,927	$13,680
08/31/23	$11,977	$10,857	$13,467
09/30/23	$11,587	$10,581	$13,012
10/31/23	$11,323	$10,414	$12,816
11/30/23	$12,114	$10,886	$13,797
12/31/23	$12,489	$11,302	$14,193
01/31/24	$12,557	$11,271	$14,127
02/29/24	$12,645	$11,112	$14,219
03/31/24	$12,737	$11,215	$14,362
04/30/24	$12,596	$10,931	$14,243
05/31/24	$12,667	$11,117	$14,321
06/30/24	$12,911	$11,222	$14,645
07/31/24	$13,033	$11,484	$14,800
08/31/24	$13,156	$11,649	$14,959
09/30/24	$13,344	$11,805	$15,098
10/31/24	$13,170	$11,512	$14,878
11/30/24	$13,386	$11,634	$15,184
12/31/24	$13,185	$11,444	$14,926
01/31/25	$13,277	$11,504	$15,038
02/28/25	$13,447	$11,757	$15,215
03/31/25	$13,167	$11,762	$15,015
04/30/25	$12,935	$11,808	$14,774
05/31/25	$12,890	$11,723	$14,780
06/30/25	$12,970	$11,904	$14,864

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
HYMB	0.45%	1.20%	2.63%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
ICE US Select High Yield Crossover Municipal Index /Bloomberg Municipal Yield Index /S&P Municipal Yield IndexFootnote Reference(1)Footnote Reference(2)	1.50%	2.69%	4.04%
Footnote	Description
Footnote(1)	Effective October 1, 2019 (the “First Benchmark Index Change Date”), the Fund’s benchmark index changed from the S&P Municipal Yield Index (the “First Previous Benchmark Index”) to the Bloomberg Municipal Yield Index, and Effective June 1, 2025 (the "Second Benchmark Index Change Date"), the Fund's benchmark index changed from the Bloomberg Municipal Yield Index (the “Second Previous Benchmark Index”), to the ICE US Select High Yield Crossover Municipal Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Dates are therefore based on the Fund’s investment strategy to track the Previous Benchmark Indices and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the S&P Municipal Yield Index from 06/30/15 to 09/30/19, the Bloomberg Municipal Yield Index from 10/01/19 to 05/31/25, and of the ICE US Select High Yield Crossover Municipal Index from 06/01/25 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,629,455,966
  Number of Portfolio Holdings1,762
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$9,564,464

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten States

State	%
California	13.4%
Puerto Rico	10.0%
New York	7.3%
Illinois	7.0%
Florida	6.7%
Texas	4.6%
Wisconsin	4.3%
Ohio	4.2%
Colorado	4.1%
Pennsylvania	3.3%

Top Ten Holdings

Holdings	%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 5.00%, due 07/01/58	2.1%
Buckeye Tobacco Settlement Financing Authority Revenue, OH, Class 2, 5.00%, due 06/01/55	1.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 4.78%, due 07/01/58	1.5%
California Infrastructure & Economic Development Bank Revenue, CA, 9.50%, due 01/01/65	1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 4.75%, due 07/01/53	0.8%
Commonwealth of Puerto Rico, General Obligation, PR, 4.00%, due 07/01/41	0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 4.33%, due 07/01/40	0.7%
Commonwealth of Puerto Rico, General Obligation, PR, 4.00%, due 07/01/46	0.6%
New York Liberty Development Corp. Revenue, NY, 5.00%, due 11/15/44	0.5%
Matching Fund Special Purpose Securitization Corp. Revenue, VI, 5.00%, due 10/01/39	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective June 1, 2025, the Fund’s name changed from the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF to the SPDR Nuveen ICE High Yield Municipal Bond ETF.

Effective June 1, 2025, the Fund’s principal investment strategy changed. The SPDR Nuveen ICE High Yield Municipal Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ICE US Select High Yield Crossover Municipal Index.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR HYMB

SPDR Nuveen ICE Municipal Bond ETF

TFI

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Nuveen ICE Municipal Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen ICE Municipal Bond ETF	$23	0.23%

How did the Fund perform last year and what affected its performance?

Nuveen utilizes sampling to replicate the characteristics of the indices that the Fund tracked. Nuveen’s sampling replicates the indices’ characteristics including, but not limited to duration buckets, maturity buckets, state, sector, coupon, obligor and individual holdings. This sampling resulted in slight curve exposure differences which helped relative performance. Slight differences in sector exposures over the reporting period hurt tracking error. Special Tax and General Obligation sectors had the most impact. Residual impacts were also negative. Yields increased over the reporting period which hurt price return, but the Fund’s yield return was helpful in generating positive absolute performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	TFI	Bloomberg U.S. Aggregate Bond Index	ICE 1+ Year AMT-Free Broad Municipal Index/Bloomberg Municipal Managed Money Index/ Bloomberg Municipal Managed Money 1-25 Years
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,095	$10,070	$10,096
08/31/15	$10,123	$10,055	$10,125
09/30/15	$10,212	$10,123	$10,214
10/31/15	$10,248	$10,125	$10,252
11/30/15	$10,297	$10,098	$10,305
12/31/15	$10,389	$10,065	$10,397
01/31/16	$10,539	$10,204	$10,550
02/29/16	$10,543	$10,276	$10,558
03/31/16	$10,581	$10,371	$10,597
04/30/16	$10,674	$10,410	$10,691
05/31/16	$10,695	$10,413	$10,716
06/30/16	$10,902	$10,600	$10,919
07/31/16	$10,897	$10,667	$10,917
08/31/16	$10,916	$10,655	$10,925
09/30/16	$10,861	$10,649	$10,862
10/31/16	$10,732	$10,567	$10,717
11/30/16	$10,249	$10,317	$10,238
12/31/16	$10,370	$10,332	$10,397
01/31/17	$10,432	$10,352	$10,460
02/28/17	$10,491	$10,422	$10,528
03/31/17	$10,516	$10,416	$10,554
04/30/17	$10,609	$10,497	$10,646
05/31/17	$10,797	$10,577	$10,847
06/30/17	$10,755	$10,567	$10,799
07/31/17	$10,839	$10,612	$10,894
08/31/17	$10,922	$10,707	$10,973
09/30/17	$10,854	$10,656	$10,901
10/31/17	$10,882	$10,663	$10,932
11/30/17	$10,816	$10,649	$10,867
12/31/17	$10,949	$10,698	$11,009
01/31/18	$10,786	$10,575	$10,833
02/28/18	$10,721	$10,474	$10,787
03/31/18	$10,765	$10,542	$10,838
04/30/18	$10,708	$10,463	$10,789
05/31/18	$10,845	$10,538	$10,929
06/30/18	$10,843	$10,525	$10,928
07/31/18	$10,861	$10,527	$10,947
08/31/18	$10,876	$10,595	$10,974
09/30/18	$10,794	$10,527	$10,889
10/31/18	$10,704	$10,444	$10,808
11/30/18	$10,844	$10,506	$10,953
12/31/18	$10,996	$10,699	$11,106
01/31/19	$11,086	$10,813	$11,205
02/28/19	$11,147	$10,806	$11,270
03/31/19	$11,321	$11,014	$11,458
04/30/19	$11,360	$11,017	$11,496
05/31/19	$11,537	$11,212	$11,663
06/30/19	$11,582	$11,353	$11,705
07/31/19	$11,686	$11,378	$11,813
08/31/19	$11,878	$11,673	$12,011
09/30/19	$11,766	$11,611	$11,889
10/31/19	$11,772	$11,646	$11,908
11/30/19	$11,787	$11,640	$11,936
12/31/19	$11,824	$11,632	$11,975
01/31/20	$12,058	$11,855	$12,215
02/29/20	$12,217	$12,069	$12,375
03/31/20	$11,845	$11,998	$12,012
04/30/20	$11,716	$12,211	$11,896
05/31/20	$12,156	$12,268	$12,348
06/30/20	$12,184	$12,345	$12,378
07/31/20	$12,370	$12,530	$12,587
08/31/20	$12,303	$12,428	$12,495
09/30/20	$12,297	$12,422	$12,499
10/31/20	$12,255	$12,366	$12,446
11/30/20	$12,434	$12,488	$12,651
12/31/20	$12,490	$12,505	$12,704
01/31/21	$12,525	$12,415	$12,757
02/28/21	$12,273	$12,236	$12,497
03/31/21	$12,340	$12,083	$12,578
04/30/21	$12,450	$12,178	$12,691
05/31/21	$12,487	$12,218	$12,722
06/30/21	$12,506	$12,304	$12,743
07/31/21	$12,603	$12,442	$12,865
08/31/21	$12,551	$12,418	$12,808
09/30/21	$12,432	$12,310	$12,692
10/31/21	$12,414	$12,307	$12,653
11/30/21	$12,528	$12,343	$12,781
12/31/21	$12,541	$12,312	$12,804
01/31/22	$12,156	$12,047	$12,396
02/28/22	$12,091	$11,912	$12,359
03/31/22	$11,650	$11,581	$11,902
04/30/22	$11,237	$11,142	$11,527
05/31/22	$11,458	$11,214	$11,736
06/30/22	$11,203	$11,038	$11,531
07/31/22	$11,529	$11,307	$11,878
08/31/22	$11,205	$10,988	$11,585
09/30/22	$10,778	$10,513	$11,112
10/31/22	$10,709	$10,377	$11,049
11/30/22	$11,268	$10,759	$11,612
12/31/22	$11,263	$10,710	$11,653
01/31/23	$11,613	$11,040	$12,017
02/28/23	$11,291	$10,754	$11,701
03/31/23	$11,578	$11,027	$12,002
04/30/23	$11,537	$11,094	$11,960
05/31/23	$11,400	$10,973	$11,815
06/30/23	$11,503	$10,934	$11,934
07/31/23	$11,525	$10,927	$11,973
08/31/23	$11,349	$10,857	$11,762
09/30/23	$10,976	$10,581	$11,358
10/31/23	$10,843	$10,414	$11,270
11/30/23	$11,587	$10,886	$12,079
12/31/23	$11,915	$11,302	$12,403
01/31/24	$11,862	$11,271	$12,316
02/29/24	$11,855	$11,112	$12,320
03/31/24	$11,818	$11,215	$12,294
04/30/24	$11,644	$10,931	$12,106
05/31/24	$11,557	$11,117	$12,027
06/30/24	$11,755	$11,222	$12,231
07/31/24	$11,855	$11,484	$12,348
08/31/24	$11,960	$11,649	$12,453
09/30/24	$12,081	$11,805	$12,582
10/31/24	$11,857	$11,512	$12,353
11/30/24	$12,068	$11,634	$12,584
12/31/24	$11,896	$11,444	$12,389
01/31/25	$11,933	$11,504	$12,448
02/28/25	$12,065	$11,757	$12,583
03/31/25	$11,806	$11,762	$12,320
04/30/25	$11,719	$11,808	$12,229
05/31/25	$11,712	$11,723	$12,255
06/30/25	$11,795	$11,904	$12,347

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
TFI	0.34%	(0.65%)	1.66%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
ICE 1+ Year AMT-Free Broad Municipal Index/Bloomberg Municipal Managed Money Index/ Bloomberg Municipal Managed Money 1-25 YearsFootnote Reference(1)Footnote Reference(2)	0.95%	(0.05%)	2.13%
Footnote	Description
Footnote(1)	Effective January 2, 2019 (the “First Benchmark Index Change Date”), the Fund’s benchmark index changed from the Bloomberg Municipal Managed Money Index (the “First Previous Benchmark Index”) to the Bloomberg Municipal Managed Money 1-25 Years Index, and Effective June 1, 2025 (the "Second Benchmark Index Change Date"), the Fund's benchmark index changed from the Bloomberg Municipal Managed Money 1-25 Years Index (the “Second Previous Benchmark Index”), to the ICE 1+ Year AMT-Free Broad Municipal Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Dates are therefore based on the Fund’s investment strategy to track the Previous Benchmark Indices and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Bloomberg Municipal Managed Money Index from 06/30/15 to 01/01/19, the Bloomberg Municipal Managed Money 1-25 Years Index from 01/02/19 to 05/31/25, and of the ICE 1+ Year AMT-Free Broad Municipal Index from 06/01/25 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,221,156,818
  Number of Portfolio Holdings1,506
  Portfolio Turnover Rate33%
  Total Advisory Fees Paid$8,067,040

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten States

State	%
California	15.6%
New York	15.4%
Texas	13.1%
Illinois	3.5%
Massachusetts	3.4%
Pennsylvania	3.3%
Washington	2.9%
Florida	2.8%
Georgia	2.8%
New Jersey	2.7%

Top Ten Holdings

Holdings	%
Commonwealth of Massachusetts, General Obligation, MA, 5.25%, due 10/01/47	0.5%
State of California, General Obligation, CA, 5.00%, due 11/01/31	0.4%
City of New York, General Obligation, NY, 5.00%, due 08/01/31	0.4%
University of California Revenue, CA, 5.00%, due 05/15/29	0.4%
University of California Revenue, CA, 5.00%, due 05/15/40	0.3%
State of Maryland, General Obligation, MD, 5.00%, due 06/01/34	0.3%
City of New York, General Obligation, NY, 5.00%, due 08/01/27	0.3%
State of California, General Obligation, CA, 4.00%, due 03/01/36	0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 5.00%, due 11/01/25	0.3%
Los Angeles Community College District, General Obligation, CA, 5.00%, due 08/01/29	0.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective June 1, 2025, the Fund’s name changed from the SPDR Nuveen Bloomberg Municipal Bond ETF to the SPDR Nuveen ICE Municipal Bond ETF.

Effective June 1, 2025, the Fund’s principal investment strategy changed. The SPDR Nuveen ICE Municipal Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ICE 1+ Year AMT-Free Broad Municipal Index.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR TFI

SPDR Nuveen ICE Short Term Municipal Bond ETF

SHM

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Nuveen ICE Short Term Municipal Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen ICE Short Term Municipal Bond ETF	$20	0.20%

How did the Fund perform last year and what affected its performance?

Nuveen utilizes sampling to replicate the characteristics of the indices that the Fund tracked. Nuveen’s sampling replicates the indices’ characteristics including, but not limited to duration buckets, maturity buckets, state, sector, coupon, obligor and individual holdings. This sampling resulted in slight curve exposure differences which helped relative performance, as did sector exposures. Residual impacts hurt relative performance and make up the tracking difference over the reporting period. Yields declined on the short end of the municipal yield curve which helped provide positive total return.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SHM	Bloomberg U.S. Aggregate Bond Index	ICE 1-5 Year AMT-Free Broad Municipal Index/Bloomberg Managed Money Municipal Short Term Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,037	$10,070	$10,039
08/31/15	$10,043	$10,055	$10,047
09/30/15	$10,076	$10,123	$10,081
10/31/15	$10,105	$10,125	$10,113
11/30/15	$10,078	$10,098	$10,089
12/31/15	$10,072	$10,065	$10,085
01/31/16	$10,147	$10,204	$10,162
02/29/16	$10,180	$10,276	$10,197
03/31/16	$10,143	$10,371	$10,163
04/30/16	$10,172	$10,410	$10,193
05/31/16	$10,153	$10,413	$10,177
06/30/16	$10,213	$10,600	$10,236
07/31/16	$10,240	$10,667	$10,266
08/31/16	$10,231	$10,655	$10,259
09/30/16	$10,185	$10,649	$10,213
10/31/16	$10,167	$10,567	$10,194
11/30/16	$9,993	$10,317	$10,027
12/31/16	$10,027	$10,332	$10,065
01/31/17	$10,102	$10,352	$10,147
02/28/17	$10,161	$10,422	$10,205
03/31/17	$10,152	$10,416	$10,201
04/30/17	$10,191	$10,497	$10,241
05/31/17	$10,245	$10,577	$10,302
06/30/17	$10,208	$10,567	$10,268
07/31/17	$10,260	$10,612	$10,319
08/31/17	$10,295	$10,707	$10,358
09/30/17	$10,252	$10,656	$10,306
10/31/17	$10,239	$10,663	$10,300
11/30/17	$10,130	$10,649	$10,197
12/31/17	$10,153	$10,698	$10,223
01/31/18	$10,159	$10,575	$10,232
02/28/18	$10,156	$10,474	$10,228
03/31/18	$10,143	$10,542	$10,218
04/30/18	$10,109	$10,463	$10,185
05/31/18	$10,170	$10,538	$10,249
06/30/18	$10,203	$10,525	$10,287
07/31/18	$10,227	$10,527	$10,317
08/31/18	$10,225	$10,595	$10,310
09/30/18	$10,179	$10,527	$10,265
10/31/18	$10,162	$10,444	$10,255
11/30/18	$10,225	$10,506	$10,316
12/31/18	$10,294	$10,699	$10,391
01/31/19	$10,355	$10,813	$10,456
02/28/19	$10,388	$10,806	$10,488
03/31/19	$10,431	$11,014	$10,533
04/30/19	$10,426	$11,017	$10,530
05/31/19	$10,502	$11,212	$10,605
06/30/19	$10,544	$11,353	$10,652
07/31/19	$10,615	$11,378	$10,718
08/31/19	$10,633	$11,673	$10,744
09/30/19	$10,582	$11,611	$10,680
10/31/19	$10,619	$11,646	$10,730
11/30/19	$10,633	$11,640	$10,751
12/31/19	$10,657	$11,632	$10,773
01/31/20	$10,732	$11,855	$10,852
02/29/20	$10,765	$12,069	$10,886
03/31/20	$10,640	$11,998	$10,765
04/30/20	$10,654	$12,211	$10,785
05/31/20	$10,886	$12,268	$11,025
06/30/20	$10,882	$12,345	$11,018
07/31/20	$10,935	$12,530	$11,079
08/31/20	$10,923	$12,428	$11,068
09/30/20	$10,930	$12,422	$11,082
10/31/20	$10,906	$12,366	$11,059
11/30/20	$10,935	$12,488	$11,090
12/31/20	$10,944	$12,505	$11,101
01/31/21	$10,960	$12,415	$11,117
02/28/21	$10,894	$12,236	$11,052
03/31/21	$10,910	$12,083	$11,080
04/30/21	$10,937	$12,178	$11,108
05/31/21	$10,934	$12,218	$11,106
06/30/21	$10,933	$12,304	$11,103
07/31/21	$10,969	$12,442	$11,149
08/31/21	$10,958	$12,418	$11,143
09/30/21	$10,920	$12,310	$11,110
10/31/21	$10,903	$12,307	$11,091
11/30/21	$10,911	$12,343	$11,099
12/31/21	$10,911	$12,312	$11,104
01/31/22	$10,711	$12,047	$10,906
02/28/22	$10,679	$11,912	$10,873
03/31/22	$10,507	$11,581	$10,684
04/30/22	$10,391	$11,142	$10,567
05/31/22	$10,520	$11,214	$10,705
06/30/22	$10,506	$11,038	$10,695
07/31/22	$10,637	$11,307	$10,833
08/31/22	$10,466	$10,988	$10,677
09/30/22	$10,268	$10,513	$10,463
10/31/22	$10,267	$10,377	$10,462
11/30/22	$10,476	$10,759	$10,681
12/31/22	$10,497	$10,710	$10,702
01/31/23	$10,642	$11,040	$10,864
02/28/23	$10,449	$10,754	$10,681
03/31/23	$10,632	$11,027	$10,857
04/30/23	$10,561	$11,094	$10,794
05/31/23	$10,484	$10,973	$10,714
06/30/23	$10,543	$10,934	$10,781
07/31/23	$10,555	$10,927	$10,804
08/31/23	$10,533	$10,857	$10,767
09/30/23	$10,412	$10,581	$10,638
10/31/23	$10,418	$10,414	$10,649
11/30/23	$10,699	$10,886	$10,949
12/31/23	$10,811	$11,302	$11,067
01/31/24	$10,784	$11,271	$11,031
02/29/24	$10,790	$11,112	$11,039
03/31/24	$10,756	$11,215	$11,008
04/30/24	$10,696	$10,931	$10,951
05/31/24	$10,656	$11,117	$10,923
06/30/24	$10,750	$11,222	$11,016
07/31/24	$10,845	$11,484	$11,116
08/31/24	$10,966	$11,649	$11,237
09/30/24	$11,024	$11,805	$11,297
10/31/24	$10,935	$11,512	$11,211
11/30/24	$10,996	$11,634	$11,275
12/31/24	$10,944	$11,444	$11,222
01/31/25	$11,002	$11,504	$11,279
02/28/25	$11,063	$11,757	$11,351
03/31/25	$11,033	$11,762	$11,316
04/30/25	$11,000	$11,808	$11,271
05/31/25	$11,073	$11,723	$11,361
06/30/25	$11,154	$11,904	$11,444

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SHM	3.75%	0.49%	1.10%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
ICE 1-5 Year AMT-Free Broad Municipal Index/Bloomberg Managed Money Municipal Short Term IndexFootnote Reference(1)Footnote Reference(2)	3.88%	0.76%	1.36%
Footnote	Description
Footnote(1)	Effective June 1, 2025 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Bloomberg Managed Money Municipal Short Term Index (the “Previous Benchmark Index”) to the ICE 1-5 Year AMT-Free Broad Municipal Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Bloomberg Managed Money Municipal Short Term Index from 06/30/15 to 05/31/25 and of the ICE 1-5 Year AMT-Free Broad Municipal Index from 06/01/25 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,408,251,015
  Number of Portfolio Holdings808
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$7,125,799

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten States

State	%
California	18.7%
New York	15.4%
Texas	10.9%
Washington	4.5%
Connecticut	3.3%
Maryland	3.0%
Massachusetts	2.6%
Pennsylvania	2.6%
Georgia	2.4%
Florida	2.2%

Top Ten Holdings

Holdings	%
State of California, 5.00%, due 09/01/28	1.3%
City of New York, 5.00%, due 08/01/27	1.2%
Triborough Bridge & Tunnel Authority, 4.00%, due 05/15/27	0.8%
University of California, 5.00%, due 05/15/29	0.7%
State of California, 5.00%, due 10/01/27	0.7%
City of Dallas, 5.00%, due 02/15/28	0.7%
New York State Dormitory Authority, 5.00%, due 03/15/29	0.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, due 11/01/27	0.6%
Commonwealth of Pennsylvania, 5.00%, due 09/01/26	0.6%
Triborough Bridge & Tunnel Authority, 5.00%, due 11/15/28	0.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective June 1, 2025, the Fund’s name changed from the SPDR Nuveen Bloomberg Short Term Municipal Bond ETF to the SPDR Nuveen ICE Short Term Municipal Bond ETF.

Effective June 1, 2025, the Fund’s principal investment strategy changed. The SPDR Nuveen ICE Short Term Municipal Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ICE 1-5 Year AMT-Free Broad Municipal Index.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SHM

SPDR Portfolio Aggregate Bond ETF

SPAB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio Aggregate Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Aggregate Bond ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Treasuries were similarly volatile throughout the period, though both credit spreads and Treasury yields ended the reporting period lower than where they started, resulting in a positive impact on performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPAB	Bloomberg Global Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,068	$10,022	$10,070
08/31/15	$10,053	$10,034	$10,055
09/30/15	$10,121	$10,085	$10,123
10/31/15	$10,124	$10,107	$10,125
11/30/15	$10,096	$9,939	$10,098
12/31/15	$10,064	$9,992	$10,065
01/31/16	$10,202	$10,079	$10,204
02/29/16	$10,275	$10,303	$10,276
03/31/16	$10,370	$10,581	$10,371
04/30/16	$10,409	$10,722	$10,410
05/31/16	$10,411	$10,578	$10,413
06/30/16	$10,597	$10,887	$10,600
07/31/16	$10,664	$10,969	$10,667
08/31/16	$10,651	$10,916	$10,655
09/30/16	$10,643	$10,976	$10,649
10/31/16	$10,561	$10,672	$10,567
11/30/16	$10,309	$10,248	$10,317
12/31/16	$10,322	$10,200	$10,332
01/31/17	$10,341	$10,315	$10,352
02/28/17	$10,412	$10,364	$10,422
03/31/17	$10,404	$10,380	$10,416
04/30/17	$10,485	$10,497	$10,497
05/31/17	$10,567	$10,660	$10,577
06/30/17	$10,555	$10,650	$10,567
07/31/17	$10,601	$10,829	$10,612
08/31/17	$10,696	$10,937	$10,707
09/30/17	$10,644	$10,838	$10,656
10/31/17	$10,650	$10,797	$10,663
11/30/17	$10,636	$10,917	$10,649
12/31/17	$10,684	$10,955	$10,698
01/31/18	$10,558	$11,085	$10,575
02/28/18	$10,456	$10,987	$10,474
03/31/18	$10,521	$11,104	$10,542
04/30/18	$10,442	$10,926	$10,463
05/31/18	$10,514	$10,843	$10,538
06/30/18	$10,500	$10,795	$10,525
07/31/18	$10,504	$10,777	$10,527
08/31/18	$10,571	$10,788	$10,595
09/30/18	$10,503	$10,695	$10,527
10/31/18	$10,419	$10,576	$10,444
11/30/18	$10,480	$10,609	$10,506
12/31/18	$10,670	$10,823	$10,699
01/31/19	$10,784	$10,988	$10,813
02/28/19	$10,778	$10,925	$10,806
03/31/19	$10,986	$11,062	$11,014
04/30/19	$10,990	$11,029	$11,017
05/31/19	$11,185	$11,178	$11,212
06/30/19	$11,327	$11,426	$11,353
07/31/19	$11,352	$11,394	$11,378
08/31/19	$11,646	$11,626	$11,673
09/30/19	$11,581	$11,508	$11,611
10/31/19	$11,614	$11,584	$11,646
11/30/19	$11,609	$11,497	$11,640
12/31/19	$11,601	$11,564	$11,632
01/31/20	$11,826	$11,711	$11,855
02/29/20	$12,038	$11,790	$12,069
03/31/20	$11,944	$11,526	$11,998
04/30/20	$12,155	$11,752	$12,211
05/31/20	$12,215	$11,804	$12,268
06/30/20	$12,293	$11,909	$12,345
07/31/20	$12,478	$12,288	$12,530
08/31/20	$12,378	$12,270	$12,428
09/30/20	$12,370	$12,225	$12,422
10/31/20	$12,314	$12,237	$12,366
11/30/20	$12,439	$12,460	$12,488
12/31/20	$12,457	$12,627	$12,505
01/31/21	$12,366	$12,516	$12,415
02/28/21	$12,186	$12,300	$12,236
03/31/21	$12,032	$12,064	$12,083
04/30/21	$12,128	$12,216	$12,178
05/31/21	$12,167	$12,331	$12,218
06/30/21	$12,252	$12,222	$12,304
07/31/21	$12,389	$12,385	$12,442
08/31/21	$12,366	$12,333	$12,418
09/30/21	$12,259	$12,114	$12,310
10/31/21	$12,255	$12,085	$12,307
11/30/21	$12,291	$12,049	$12,343
12/31/21	$12,254	$12,033	$12,312
01/31/22	$11,994	$11,786	$12,047
02/28/22	$11,860	$11,646	$11,912
03/31/22	$11,529	$11,291	$11,581
04/30/22	$11,092	$10,673	$11,142
05/31/22	$11,164	$10,702	$11,214
06/30/22	$10,990	$10,358	$11,038
07/31/22	$11,259	$10,579	$11,307
08/31/22	$10,942	$10,161	$10,988
09/30/22	$10,468	$9,639	$10,513
10/31/22	$10,331	$9,573	$10,377
11/30/22	$10,710	$10,023	$10,759
12/31/22	$10,640	$10,078	$10,710
01/31/23	$10,984	$10,408	$11,040
02/28/23	$10,701	$10,062	$10,754
03/31/23	$10,972	$10,381	$11,027
04/30/23	$11,039	$10,426	$11,094
05/31/23	$10,919	$10,223	$10,973
06/30/23	$10,879	$10,222	$10,934
07/31/23	$10,872	$10,293	$10,927
08/31/23	$10,803	$10,152	$10,857
09/30/23	$10,528	$9,855	$10,581
10/31/23	$10,362	$9,737	$10,414
11/30/23	$10,830	$10,228	$10,886
12/31/23	$11,235	$10,653	$11,302
01/31/24	$11,214	$10,506	$11,271
02/29/24	$11,055	$10,374	$11,112
03/31/24	$11,152	$10,432	$11,215
04/30/24	$10,875	$10,168	$10,931
05/31/24	$11,059	$10,302	$11,117
06/30/24	$11,165	$10,316	$11,222
07/31/24	$11,426	$10,601	$11,484
08/31/24	$11,589	$10,852	$11,649
09/30/24	$11,744	$11,037	$11,805
10/31/24	$11,453	$10,667	$11,512
11/30/24	$11,585	$10,703	$11,634
12/31/24	$11,387	$10,474	$11,444
01/31/25	$11,445	$10,533	$11,504
02/28/25	$11,698	$10,684	$11,757
03/31/25	$11,702	$10,750	$11,762
04/30/25	$11,747	$11,065	$11,808
05/31/25	$11,662	$11,026	$11,723
06/30/25	$11,843	$11,235	$11,904

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPAB	6.07%	(0.74%)	1.71%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16%)	1.17%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$8,821,663,180
  Number of Portfolio Holdings8,200
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$2,422,234

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasury Obligations	44.5%
U.S. Government Agency Obligations	25.6%
Corporate Bonds & Notes	24.1%
Short-Term Investments	5.2%
Foreign Government Obligations	2.9%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.5%
Asset-Backed Securities	0.3%
Commercial Mortgage Backed Securities	0.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.13%, due 07/31/31	0.8%
U.S. Treasury Notes, 4.25%, due 06/30/29	0.6%
U.S. Treasury Notes, 4.38%, due 07/15/27	0.6%
U.S. Treasury Notes, 3.88%, due 03/31/27	0.5%
U.S. Treasury Notes, 4.63%, due 05/31/31	0.5%
U.S. Treasury Notes, 4.38%, due 11/30/28	0.5%
U.S. Treasury Notes, 4.00%, due 03/31/30	0.5%
U.S. Treasury Notes, 4.13%, due 02/28/27	0.5%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.5%
U.S. Treasury Notes, 4.25%, due 12/31/26	0.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPAB

SPDR Portfolio Corporate Bond ETF

SPBO

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio Corporate Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Corporate Bond ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, credit spreads still ended the period tighter than where they started, impacting performance positively.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPBO	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index/Bloomberg Issuer Scored Corporate Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,061	$10,070	$10,061
08/31/15	$9,994	$10,055	$9,998
09/30/15	$10,060	$10,123	$10,065
10/31/15	$10,080	$10,125	$10,087
11/30/15	$10,050	$10,098	$10,061
12/31/15	$9,966	$10,065	$9,999
01/31/16	$10,025	$10,204	$10,082
02/29/16	$10,079	$10,276	$10,134
03/31/16	$10,306	$10,371	$10,356
04/30/16	$10,433	$10,410	$10,479
05/31/16	$10,439	$10,413	$10,488
06/30/16	$10,656	$10,600	$10,708
07/31/16	$10,785	$10,667	$10,842
08/31/16	$10,799	$10,655	$10,855
09/30/16	$10,793	$10,649	$10,849
10/31/16	$10,721	$10,567	$10,793
11/30/16	$10,447	$10,317	$10,525
12/31/16	$10,504	$10,332	$10,589
01/31/17	$10,560	$10,352	$10,651
02/28/17	$10,669	$10,422	$10,761
03/31/17	$10,648	$10,416	$10,742
04/30/17	$10,753	$10,497	$10,851
05/31/17	$10,862	$10,577	$10,961
06/30/17	$10,881	$10,567	$10,979
07/31/17	$10,957	$10,612	$11,057
08/31/17	$11,048	$10,707	$11,152
09/30/17	$11,006	$10,656	$11,110
10/31/17	$11,052	$10,663	$11,161
11/30/17	$11,030	$10,649	$11,146
12/31/17	$11,113	$10,698	$11,229
01/31/18	$11,010	$10,575	$11,127
02/28/18	$10,869	$10,474	$10,985
03/31/18	$10,890	$10,542	$11,007
04/30/18	$10,795	$10,463	$10,922
05/31/18	$10,853	$10,538	$10,978
06/30/18	$10,798	$10,525	$10,919
07/31/18	$10,861	$10,527	$10,990
08/31/18	$10,911	$10,595	$11,044
09/30/18	$10,871	$10,527	$11,005
10/31/18	$10,713	$10,444	$10,844
11/30/18	$10,700	$10,506	$10,826
12/31/18	$10,856	$10,699	$10,985
01/31/19	$11,114	$10,813	$11,244
02/28/19	$11,138	$10,806	$11,268
03/31/19	$11,422	$11,014	$11,551
04/30/19	$11,485	$11,017	$11,613
05/31/19	$11,651	$11,212	$11,780
06/30/19	$11,943	$11,353	$12,068
07/31/19	$12,013	$11,378	$12,135
08/31/19	$12,389	$11,673	$12,517
09/30/19	$12,308	$11,611	$12,435
10/31/19	$12,384	$11,646	$12,511
11/30/19	$12,419	$11,640	$12,542
12/31/19	$12,458	$11,632	$12,583
01/31/20	$12,749	$11,855	$12,878
02/29/20	$12,915	$12,069	$13,050
03/31/20	$11,997	$11,998	$12,125
04/30/20	$12,648	$12,211	$12,761
05/31/20	$12,858	$12,268	$12,961
06/30/20	$13,125	$12,345	$13,215
07/31/20	$13,554	$12,530	$13,644
08/31/20	$13,359	$12,428	$13,456
09/30/20	$13,318	$12,422	$13,418
10/31/20	$13,299	$12,366	$13,393
11/30/20	$13,685	$12,488	$13,767
12/31/20	$13,751	$12,505	$13,827
01/31/21	$13,573	$12,415	$13,649
02/28/21	$13,341	$12,236	$13,414
03/31/21	$13,116	$12,083	$13,184
04/30/21	$13,264	$12,178	$13,330
05/31/21	$13,368	$12,218	$13,432
06/30/21	$13,582	$12,304	$13,651
07/31/21	$13,768	$12,442	$13,838
08/31/21	$13,727	$12,418	$13,796
09/30/21	$13,585	$12,310	$13,651
10/31/21	$13,616	$12,307	$13,685
11/30/21	$13,624	$12,343	$13,693
12/31/21	$13,596	$12,312	$13,682
01/31/22	$13,158	$12,047	$13,222
02/28/22	$12,895	$11,912	$12,957
03/31/22	$12,573	$11,581	$12,631
04/30/22	$11,888	$11,142	$11,940
05/31/22	$11,994	$11,214	$12,052
06/30/22	$11,658	$11,038	$11,714
07/31/22	$12,034	$11,307	$12,093
08/31/22	$11,681	$10,988	$11,739
09/30/22	$11,064	$10,513	$11,122
10/31/22	$10,946	$10,377	$11,007
11/30/22	$11,514	$10,759	$11,577
12/31/22	$11,440	$10,710	$11,526
01/31/23	$11,932	$11,040	$11,988
02/28/23	$11,553	$10,754	$11,606
03/31/23	$11,876	$11,027	$11,930
04/30/23	$11,970	$11,094	$12,021
05/31/23	$11,797	$10,973	$11,847
06/30/23	$11,852	$10,934	$11,896
07/31/23	$11,899	$10,927	$11,937
08/31/23	$11,808	$10,857	$11,844
09/30/23	$11,493	$10,581	$11,528
10/31/23	$11,274	$10,414	$11,312
11/30/23	$11,956	$10,886	$11,988
12/31/23	$12,465	$11,302	$12,508
01/31/24	$12,461	$11,271	$12,487
02/29/24	$12,274	$11,112	$12,299
03/31/24	$12,434	$11,215	$12,458
04/30/24	$12,124	$10,931	$12,141
05/31/24	$12,352	$11,117	$12,368
06/30/24	$12,430	$11,222	$12,447
07/31/24	$12,728	$11,484	$12,744
08/31/24	$12,932	$11,649	$12,944
09/30/24	$13,164	$11,805	$13,173
10/31/24	$12,847	$11,512	$12,854
11/30/24	$13,040	$11,634	$13,026
12/31/24	$12,779	$11,444	$12,774
01/31/25	$12,845	$11,504	$12,844
02/28/25	$13,108	$11,757	$13,106
03/31/25	$13,069	$11,762	$13,068
04/30/25	$13,056	$11,808	$13,064
05/31/25	$13,061	$11,723	$13,063
06/30/25	$13,319	$11,904	$13,307

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPBO	7.15%	0.29%	2.91%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Corporate Bond Index/Bloomberg Issuer Scored Corporate IndexFootnote Reference(1)Footnote Reference(2)	6.91%	0.14%	2.90%
Footnote	Description
Footnote(1)	Effective July 31, 2018 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Bloomberg Issuer Scored Corporate Index (the “Previous Benchmark Index”) to the Bloomberg U.S. Corporate Bond Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Bloomberg Issuer Scored Corporate Index from 06/30/15 to 07/30/18 and of the Bloomberg U.S. Corporate Bond Index from 07/31/18 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,629,323,347
  Number of Portfolio Holdings4,452
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$507,269

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	21.9%
Electric	8.6%
Pharmaceuticals	4.8%
Telecommunications	4.2%
Real Estate Investment Trusts	4.0%
Health Care Services	3.7%
Pipelines	3.5%
Diversified Financial Services	3.4%
Oil & Gas	3.0%
Insurance	2.8%

Top Ten Holdings

Holdings	%
Bank of America Corp., 3.59%, due 07/21/28	0.3%
Goldman Sachs Group, Inc., 3.81%, due 04/23/29	0.3%
JPMorgan Chase & Co., 3.54%, due 05/01/28	0.2%
JPMorgan Chase & Co., 5.72%, due 09/14/33	0.2%
BAT Capital Corp., 7.08%, due 08/02/43	0.2%
Bank of America Corp., 6.11%, due 01/29/37	0.2%
CVS Health Corp., 6.00%, due 06/01/44	0.2%
AbbVie, Inc., 2.95%, due 11/21/26	0.2%
Bank of America Corp., 3.97%, due 03/05/29	0.2%
Verizon Communications, Inc., 2.10%, due 03/22/28	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPBO

SPDR Portfolio High Yield Bond ETF

SPHY

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio High Yield Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio High Yield Bond ETF	$5	0.05%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused high yield credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, spreads still ended the period tighter than where they started due to a general risk-on market sentiment, impacting performance positively.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPHY	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index/ICE BofAML US Diversified Crossover Corporate Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,015	$10,070	$10,020
08/31/15	$9,906	$10,055	$9,913
09/30/15	$9,827	$10,123	$9,834
10/31/15	$10,020	$10,125	$10,023
11/30/15	$9,926	$10,098	$9,928
12/31/15	$9,763	$10,065	$9,771
01/31/16	$9,707	$10,204	$9,728
02/29/16	$9,803	$10,276	$9,824
03/31/16	$10,140	$10,371	$10,153
04/30/16	$10,372	$10,410	$10,392
05/31/16	$10,367	$10,413	$10,397
06/30/16	$10,539	$10,600	$10,564
07/31/16	$10,747	$10,667	$10,772
08/31/16	$10,860	$10,655	$10,876
09/30/16	$10,876	$10,649	$10,887
10/31/16	$10,846	$10,567	$10,862
11/30/16	$10,654	$10,317	$10,678
12/31/16	$10,779	$10,332	$10,796
01/31/17	$10,858	$10,352	$10,879
02/28/17	$10,974	$10,422	$10,998
03/31/17	$10,957	$10,416	$10,983
04/30/17	$11,077	$10,497	$11,111
05/31/17	$11,188	$10,577	$11,225
06/30/17	$11,216	$10,567	$11,261
07/31/17	$11,316	$10,612	$11,361
08/31/17	$11,368	$10,707	$11,413
09/30/17	$11,409	$10,656	$11,452
10/31/17	$11,451	$10,663	$11,497
11/30/17	$11,425	$10,649	$11,480
12/31/17	$11,486	$10,698	$11,537
01/31/18	$11,453	$10,575	$11,504
02/28/18	$11,302	$10,474	$11,355
03/31/18	$11,283	$10,542	$11,333
04/30/18	$11,240	$10,463	$11,300
05/31/18	$11,235	$10,538	$11,303
06/30/18	$11,195	$10,525	$11,268
07/31/18	$11,307	$10,527	$11,382
08/31/18	$11,382	$10,595	$11,460
09/30/18	$11,382	$10,527	$11,466
10/31/18	$11,210	$10,444	$11,307
11/30/18	$11,176	$10,506	$11,270
12/31/18	$11,165	$10,699	$11,261
01/31/19	$11,530	$10,813	$11,621
02/28/19	$11,643	$10,806	$11,740
03/31/19	$11,861	$11,014	$11,966
04/30/19	$12,004	$11,017	$12,134
05/31/19	$11,841	$11,212	$11,980
06/30/19	$12,124	$11,353	$12,273
07/31/19	$12,188	$11,378	$12,336
08/31/19	$12,230	$11,673	$12,384
09/30/19	$12,284	$11,611	$12,424
10/31/19	$12,305	$11,646	$12,452
11/30/19	$12,344	$11,640	$12,486
12/31/19	$12,626	$11,632	$12,748
01/31/20	$12,622	$11,855	$12,748
02/29/20	$12,438	$12,069	$12,550
03/31/20	$10,973	$11,998	$11,075
04/30/20	$11,394	$12,211	$11,496
05/31/20	$11,912	$12,268	$12,021
06/30/20	$12,029	$12,345	$12,138
07/31/20	$12,604	$12,530	$12,718
08/31/20	$12,736	$12,428	$12,844
09/30/20	$12,599	$12,422	$12,710
10/31/20	$12,663	$12,366	$12,769
11/30/20	$13,190	$12,488	$13,280
12/31/20	$13,450	$12,505	$13,534
01/31/21	$13,510	$12,415	$13,585
02/28/21	$13,579	$12,236	$13,633
03/31/21	$13,616	$12,083	$13,656
04/30/21	$13,770	$12,178	$13,806
05/31/21	$13,815	$12,218	$13,846
06/30/21	$14,003	$12,304	$14,035
07/31/21	$14,047	$12,442	$14,085
08/31/21	$14,118	$12,418	$14,162
09/30/21	$14,121	$12,310	$14,166
10/31/21	$14,106	$12,307	$14,141
11/30/21	$13,967	$12,343	$13,996
12/31/21	$14,233	$12,312	$14,259
01/31/22	$13,854	$12,047	$13,867
02/28/22	$13,737	$11,912	$13,743
03/31/22	$13,618	$11,581	$13,616
04/30/22	$13,153	$11,142	$13,121
05/31/22	$13,176	$11,214	$13,153
06/30/22	$12,296	$11,038	$12,258
07/31/22	$13,007	$11,307	$12,996
08/31/22	$12,717	$10,988	$12,685
09/30/22	$12,209	$10,513	$12,175
10/31/22	$12,549	$10,377	$12,522
11/30/22	$12,787	$10,759	$12,756
12/31/22	$12,702	$10,710	$12,660
01/31/23	$13,189	$11,040	$13,155
02/28/23	$13,021	$10,754	$12,985
03/31/23	$13,156	$11,027	$13,131
04/30/23	$13,291	$11,094	$13,257
05/31/23	$13,174	$10,973	$13,132
06/30/23	$13,398	$10,934	$13,345
07/31/23	$13,589	$10,927	$13,535
08/31/23	$13,623	$10,857	$13,574
09/30/23	$13,453	$10,581	$13,416
10/31/23	$13,294	$10,414	$13,250
11/30/23	$13,899	$10,886	$13,853
12/31/23	$14,422	$11,302	$14,364
01/31/24	$14,423	$11,271	$14,366
02/29/24	$14,461	$11,112	$14,409
03/31/24	$14,632	$11,215	$14,580
04/30/24	$14,498	$10,931	$14,435
05/31/24	$14,658	$11,117	$14,598
06/30/24	$14,801	$11,222	$14,739
07/31/24	$15,091	$11,484	$15,029
08/31/24	$15,333	$11,649	$15,268
09/30/24	$15,573	$11,805	$15,517
10/31/24	$15,491	$11,512	$15,432
11/30/24	$15,677	$11,634	$15,608
12/31/24	$15,613	$11,444	$15,542
01/31/25	$15,836	$11,504	$15,756
02/28/25	$15,937	$11,757	$15,859
03/31/25	$15,757	$11,762	$15,688
04/30/25	$15,731	$11,808	$15,689
05/31/25	$16,005	$11,723	$15,953
06/30/25	$16,298	$11,904	$16,249

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPHY	10.12%	6.26%	5.01%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
ICE BofA US High Yield Index/ICE BofAML US Diversified Crossover Corporate IndexFootnote Reference(1)Footnote Reference(2)	10.24%	6.00%	4.97%
Footnote	Description
Footnote(1)	Effective April 1, 2019 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the ICE BofAML US Diversified Crossover Corporate Index (the “Previous Benchmark Index”) to the ICE BofA US High Yield Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the ICE BofAML US Diversified Crossover Corporate Index from 06/30/15 to 03/31/19 and of the ICE BofA US High Yield Index from 04/01/19 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$8,664,273,828
  Number of Portfolio Holdings1,928
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$3,342,574

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Media	7.2%
Telecommunications	5.4%
Oil & Gas	5.4%
Diversified Financial Services	5.4%
Commercial Services	5.3%
Retail	5.1%
Pipelines	4.2%
Health Care Services	4.1%
Real Estate Investment Trusts	3.5%
Chemicals	3.2%

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.4%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.3%
Quikrete Holdings, Inc., 6.38%, due 03/01/32	0.3%
1261229 BC Ltd., 10.00%, due 04/15/32	0.3%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.3%
Medline Borrower LP, 3.88%, due 04/01/29	0.3%
DISH Network Corp., 11.75%, due 11/15/27	0.3%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.2%
TransDigm, Inc., 6.38%, due 03/01/29	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPHY

SPDR Portfolio Intermediate Term Corporate Bond ETF

SPIB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio Intermediate Term Corporate Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Intermediate Term Corporate Bond ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, credit spreads still ended the period tighter than where they started, impacting performance positively.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPIB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Corporate Bond Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,029	$10,070	$10,029
08/31/15	$9,991	$10,055	$9,997
09/30/15	$10,062	$10,123	$10,071
10/31/15	$10,088	$10,125	$10,097
11/30/15	$10,077	$10,098	$10,087
12/31/15	$10,015	$10,065	$10,029
01/31/16	$10,069	$10,204	$10,083
02/29/16	$10,110	$10,276	$10,128
03/31/16	$10,290	$10,371	$10,306
04/30/16	$10,378	$10,410	$10,392
05/31/16	$10,369	$10,413	$10,385
06/30/16	$10,523	$10,600	$10,536
07/31/16	$10,603	$10,667	$10,615
08/31/16	$10,611	$10,655	$10,621
09/30/16	$10,619	$10,649	$10,630
10/31/16	$10,588	$10,567	$10,600
11/30/16	$10,395	$10,317	$10,409
12/31/16	$10,421	$10,332	$10,435
01/31/17	$10,461	$10,352	$10,475
02/28/17	$10,542	$10,422	$10,556
03/31/17	$10,541	$10,416	$10,556
04/30/17	$10,627	$10,497	$10,643
05/31/17	$10,703	$10,577	$10,718
06/30/17	$10,696	$10,567	$10,714
07/31/17	$10,773	$10,612	$10,792
08/31/17	$10,832	$10,707	$10,851
09/30/17	$10,806	$10,656	$10,826
10/31/17	$10,828	$10,663	$10,850
11/30/17	$10,786	$10,649	$10,812
12/31/17	$10,818	$10,698	$10,844
01/31/18	$10,732	$10,575	$10,758
02/28/18	$10,647	$10,474	$10,675
03/31/18	$10,654	$10,542	$10,681
04/30/18	$10,605	$10,463	$10,634
05/31/18	$10,665	$10,538	$10,692
06/30/18	$10,642	$10,525	$10,671
07/31/18	$10,689	$10,527	$10,718
08/31/18	$10,754	$10,595	$10,783
09/30/18	$10,725	$10,527	$10,757
10/31/18	$10,674	$10,444	$10,708
11/30/18	$10,670	$10,506	$10,707
12/31/18	$10,780	$10,699	$10,819
01/31/19	$10,971	$10,813	$11,012
02/28/19	$11,010	$10,806	$11,053
03/31/19	$11,190	$11,014	$11,233
04/30/19	$11,242	$11,017	$11,286
05/31/19	$11,357	$11,212	$11,401
06/30/19	$11,542	$11,353	$11,585
07/31/19	$11,567	$11,378	$11,611
08/31/19	$11,768	$11,673	$11,813
09/30/19	$11,740	$11,611	$11,786
10/31/19	$11,811	$11,646	$11,860
11/30/19	$11,816	$11,640	$11,865
12/31/19	$11,867	$11,632	$11,916
01/31/20	$12,041	$11,855	$12,090
02/29/20	$12,161	$12,069	$12,209
03/31/20	$11,494	$11,998	$11,540
04/30/20	$11,966	$12,211	$12,003
05/31/20	$12,196	$12,268	$12,222
06/30/20	$12,392	$12,345	$12,420
07/31/20	$12,581	$12,530	$12,607
08/31/20	$12,584	$12,428	$12,607
09/30/20	$12,561	$12,422	$12,585
10/31/20	$12,566	$12,366	$12,590
11/30/20	$12,709	$12,488	$12,740
12/31/20	$12,773	$12,505	$12,806
01/31/21	$12,724	$12,415	$12,758
02/28/21	$12,620	$12,236	$12,654
03/31/21	$12,490	$12,083	$12,526
04/30/21	$12,581	$12,178	$12,619
05/31/21	$12,654	$12,218	$12,691
06/30/21	$12,698	$12,304	$12,739
07/31/21	$12,800	$12,442	$12,840
08/31/21	$12,773	$12,418	$12,815
09/30/21	$12,707	$12,310	$12,749
10/31/21	$12,636	$12,307	$12,680
11/30/21	$12,616	$12,343	$12,660
12/31/21	$12,627	$12,312	$12,678
01/31/22	$12,393	$12,047	$12,438
02/28/22	$12,258	$11,912	$12,303
03/31/22	$11,963	$11,581	$12,012
04/30/22	$11,617	$11,142	$11,666
05/31/22	$11,720	$11,214	$11,770
06/30/22	$11,488	$11,038	$11,541
07/31/22	$11,755	$11,307	$11,815
08/31/22	$11,510	$10,988	$11,571
09/30/22	$11,118	$10,513	$11,181
10/31/22	$11,070	$10,377	$11,135
11/30/22	$11,430	$10,759	$11,494
12/31/22	$11,405	$10,710	$11,486
01/31/23	$11,715	$11,040	$11,775
02/28/23	$11,479	$10,754	$11,543
03/31/23	$11,697	$11,027	$11,773
04/30/23	$11,788	$11,094	$11,864
05/31/23	$11,694	$10,973	$11,774
06/30/23	$11,675	$10,934	$11,754
07/31/23	$11,746	$10,927	$11,824
08/31/23	$11,724	$10,857	$11,803
09/30/23	$11,559	$10,581	$11,641
10/31/23	$11,467	$10,414	$11,553
11/30/23	$11,899	$10,886	$11,983
12/31/23	$12,232	$11,302	$12,323
01/31/24	$12,266	$11,271	$12,347
02/29/24	$12,156	$11,112	$12,238
03/31/24	$12,272	$11,215	$12,355
04/30/24	$12,108	$10,931	$12,189
05/31/24	$12,280	$11,117	$12,361
06/30/24	$12,363	$11,222	$12,446
07/31/24	$12,609	$11,484	$12,695
08/31/24	$12,772	$11,649	$12,859
09/30/24	$12,938	$11,805	$13,026
10/31/24	$12,740	$11,512	$12,826
11/30/24	$12,865	$11,634	$12,939
12/31/24	$12,762	$11,444	$12,844
01/31/25	$12,837	$11,504	$12,923
02/28/25	$13,014	$11,757	$13,100
03/31/25	$13,048	$11,762	$13,136
04/30/25	$13,120	$11,808	$13,212
05/31/25	$13,148	$11,723	$13,238
06/30/25	$13,330	$11,904	$13,415

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPIB	7.82%	1.47%	2.92%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Intermediate Corporate Bond Index	7.78%	1.55%	2.98%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$10,061,431,143
  Number of Portfolio Holdings4,893
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$3,772,732

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	27.3%
Electric	7.1%
Real Estate Investment Trusts	5.1%
Diversified Financial Services	4.3%
Pharmaceuticals	3.7%
Telecommunications	3.1%
Auto Manufacturers	3.1%
Pipelines	3.1%
Oil & Gas	2.9%
Health Care Services	2.7%

Top Ten Holdings

Holdings	%
Bank of America Corp., 5.46%, due 05/09/36	0.3%
Goldman Sachs Group, Inc., 5.22%, due 04/23/31	0.2%
HSBC Holdings PLC, 5.79%, due 05/13/36	0.2%
Citigroup, Inc., 4.64%, due 05/07/28	0.2%
Morgan Stanley Bank NA, 4.45%, due 10/15/27	0.1%
Morgan Stanley, 5.19%, due 04/17/31	0.1%
Morgan Stanley, 2.70%, due 01/22/31	0.1%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.1%
Bank of America Corp., 4.62%, due 05/09/29	0.1%
JPMorgan Chase & Co., 5.10%, due 04/22/31	0.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPIB

SPDR Portfolio Intermediate Term Treasury ETF

SPTI

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio Intermediate Term Treasury ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Intermediate Term Treasury ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to Treasury markets, with 5-year yields starting the period at 4.42%, troughing at 3.40% before spiking to a high of 4.60%, and ultimately ending the period at 3.80%. These large swings resulted in volatile performance for intermediate Treasuries throughout the period, though overall lower yields meant that the sector realized positive returns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPTI	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-10 Year U.S. Treasury Index/Bloomberg Intermediate U.S. Treasury Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,041	$10,070	$10,042
08/31/15	$10,045	$10,055	$10,047
09/30/15	$10,122	$10,123	$10,124
10/31/15	$10,087	$10,125	$10,090
11/30/15	$10,052	$10,098	$10,056
12/31/15	$10,031	$10,065	$10,037
01/31/16	$10,194	$10,204	$10,201
02/29/16	$10,245	$10,276	$10,253
03/31/16	$10,264	$10,371	$10,272
04/30/16	$10,260	$10,410	$10,269
05/31/16	$10,243	$10,413	$10,254
06/30/16	$10,392	$10,600	$10,404
07/31/16	$10,396	$10,667	$10,408
08/31/16	$10,346	$10,655	$10,359
09/30/16	$10,363	$10,649	$10,377
10/31/16	$10,310	$10,567	$10,325
11/30/16	$10,130	$10,317	$10,146
12/31/16	$10,127	$10,332	$10,143
01/31/17	$10,146	$10,352	$10,163
02/28/17	$10,175	$10,422	$10,193
03/31/17	$10,179	$10,416	$10,198
04/30/17	$10,233	$10,497	$10,253
05/31/17	$10,273	$10,577	$10,294
06/30/17	$10,245	$10,567	$10,266
07/31/17	$10,277	$10,612	$10,299
08/31/17	$10,340	$10,707	$10,363
09/30/17	$10,278	$10,656	$10,301
10/31/17	$10,264	$10,663	$10,288
11/30/17	$10,231	$10,649	$10,256
12/31/17	$10,233	$10,698	$10,259
01/31/18	$10,132	$10,575	$10,159
02/28/18	$10,101	$10,474	$10,128
03/31/18	$10,154	$10,542	$10,182
04/30/18	$10,094	$10,463	$10,123
05/31/18	$10,180	$10,538	$10,209
06/30/18	$10,176	$10,525	$10,206
07/31/18	$10,141	$10,527	$10,172
08/31/18	$10,221	$10,595	$10,253
09/30/18	$10,138	$10,527	$10,170
10/31/18	$10,133	$10,444	$10,166
11/30/18	$10,227	$10,506	$10,261
12/31/18	$10,432	$10,699	$10,468
01/31/19	$10,490	$10,813	$10,526
02/28/19	$10,468	$10,806	$10,504
03/31/19	$10,643	$11,014	$10,681
04/30/19	$10,634	$11,017	$10,673
05/31/19	$10,848	$11,212	$10,888
06/30/19	$10,963	$11,353	$11,004
07/31/19	$10,937	$11,378	$10,979
08/31/19	$11,215	$11,673	$11,258
09/30/19	$11,139	$11,611	$11,181
10/31/19	$11,167	$11,646	$11,210
11/30/19	$11,122	$11,640	$11,165
12/31/19	$11,098	$11,632	$11,141
01/31/20	$11,326	$11,855	$11,370
02/29/20	$11,574	$12,069	$11,621
03/31/20	$11,880	$11,998	$11,927
04/30/20	$11,925	$12,211	$11,972
05/31/20	$11,955	$12,268	$12,002
06/30/20	$11,969	$12,345	$12,016
07/31/20	$12,027	$12,530	$12,075
08/31/20	$11,988	$12,428	$12,035
09/30/20	$12,000	$12,422	$12,048
10/31/20	$11,925	$12,366	$11,973
11/30/20	$11,946	$12,488	$11,995
12/31/20	$11,947	$12,505	$11,996
01/31/21	$11,895	$12,415	$11,944
02/28/21	$11,733	$12,236	$11,780
03/31/21	$11,595	$12,083	$11,645
04/30/21	$11,666	$12,178	$11,716
05/31/21	$11,721	$12,218	$11,772
06/30/21	$11,721	$12,304	$11,771
07/31/21	$11,861	$12,442	$11,913
08/31/21	$11,828	$12,418	$11,880
09/30/21	$11,713	$12,310	$11,765
10/31/21	$11,625	$12,307	$11,678
11/30/21	$11,680	$12,343	$11,732
12/31/21	$11,644	$12,312	$11,697
01/31/22	$11,448	$12,047	$11,500
02/28/22	$11,395	$11,912	$11,446
03/31/22	$11,018	$11,581	$11,067
04/30/22	$10,752	$11,142	$10,801
05/31/22	$10,831	$11,214	$10,881
06/30/22	$10,743	$11,038	$10,793
07/31/22	$10,957	$11,307	$11,009
08/31/22	$10,642	$10,988	$10,693
09/30/22	$10,292	$10,513	$10,343
10/31/22	$10,217	$10,377	$10,269
11/30/22	$10,474	$10,759	$10,527
12/31/22	$10,397	$10,710	$10,469
01/31/23	$10,646	$11,040	$10,703
02/28/23	$10,384	$10,754	$10,441
03/31/23	$10,701	$11,027	$10,759
04/30/23	$10,779	$11,094	$10,838
05/31/23	$10,666	$10,973	$10,726
06/30/23	$10,534	$10,934	$10,593
07/31/23	$10,525	$10,927	$10,586
08/31/23	$10,503	$10,857	$10,565
09/30/23	$10,330	$10,581	$10,391
10/31/23	$10,242	$10,414	$10,303
11/30/23	$10,556	$10,886	$10,619
12/31/23	$10,840	$11,302	$10,916
01/31/24	$10,862	$11,271	$10,928
02/29/24	$10,699	$11,112	$10,762
03/31/24	$10,757	$11,215	$10,826
04/30/24	$10,539	$10,931	$10,601
05/31/24	$10,688	$11,117	$10,751
06/30/24	$10,800	$11,222	$10,864
07/31/24	$11,051	$11,484	$11,117
08/31/24	$11,185	$11,649	$11,253
09/30/24	$11,310	$11,805	$11,379
10/31/24	$11,040	$11,512	$11,107
11/30/24	$11,126	$11,634	$11,183
12/31/24	$10,990	$11,444	$11,053
01/31/25	$11,055	$11,504	$11,122
02/28/25	$11,269	$11,757	$11,337
03/31/25	$11,333	$11,762	$11,400
04/30/25	$11,476	$11,808	$11,544
05/31/25	$11,384	$11,723	$11,451
06/30/25	$11,521	$11,904	$11,588

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPTI	6.68%	(0.76%)	1.43%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg 3-10 Year U.S. Treasury Index/Bloomberg Intermediate U.S. Treasury IndexFootnote Reference(1)Footnote Reference(2)	6.67%	(0.72%)	1.48%
Footnote	Description
Footnote(1)	Effective April 30, 2018 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Bloomberg Intermediate U.S. Treasury Index (the “Previous Benchmark Index”) to the Bloomberg 3-10 Year U.S. Treasury Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Bloomberg Intermediate U.S. Treasury Index from 06/30/15 to 04/29/18 and of the Bloomberg 3-10 Year U.S. Treasury Index from 04/30/18 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$8,816,337,323
  Number of Portfolio Holdings106
  Portfolio Turnover Rate24%
  Total Advisory Fees Paid$2,156,029

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasury Obligations	98.9%
Short-Term Investments	0.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.63%, due 02/15/35	2.1%
U.S. Treasury Notes, 4.38%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.25%, due 11/15/34	2.0%
U.S. Treasury Notes, 3.88%, due 08/15/34	1.9%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.9%
U.S. Treasury Notes, 4.00%, due 02/15/34	1.9%
U.S. Treasury Notes, 4.00%, due 02/28/30	1.8%
U.S. Treasury Notes, 2.75%, due 08/15/32	1.8%
U.S. Treasury Notes, 3.88%, due 08/15/33	1.7%
U.S. Treasury Notes, 4.13%, due 11/15/32	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPTI

SPDR Portfolio Long Term Corporate Bond ETF

SPLB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio Long Term Corporate Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Long Term Corporate Bond ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, credit spreads still ended the period tighter than where they started, impacting performance positively.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPLB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Term Corporate Bond Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,166	$10,070	$10,159
08/31/15	$10,036	$10,055	$10,034
09/30/15	$10,111	$10,123	$10,110
10/31/15	$10,200	$10,125	$10,190
11/30/15	$10,151	$10,098	$10,139
12/31/15	$10,022	$10,065	$10,012
01/31/16	$10,023	$10,204	$10,004
02/29/16	$10,186	$10,276	$10,171
03/31/16	$10,719	$10,371	$10,696
04/30/16	$10,986	$10,410	$10,972
05/31/16	$10,983	$10,413	$10,962
06/30/16	$11,431	$10,600	$11,406
07/31/16	$11,776	$10,667	$11,754
08/31/16	$11,836	$10,655	$11,812
09/30/16	$11,722	$10,649	$11,698
10/31/16	$11,480	$10,567	$11,466
11/30/16	$10,943	$10,317	$10,931
12/31/16	$11,123	$10,332	$11,111
01/31/17	$11,140	$10,352	$11,124
02/28/17	$11,361	$10,422	$11,347
03/31/17	$11,274	$10,416	$11,262
04/30/17	$11,456	$10,497	$11,445
05/31/17	$11,706	$10,577	$11,692
06/30/17	$11,831	$10,567	$11,818
07/31/17	$11,916	$10,612	$11,905
08/31/17	$12,073	$10,707	$12,058
09/30/17	$12,067	$10,656	$12,051
10/31/17	$12,171	$10,663	$12,148
11/30/17	$12,204	$10,649	$12,183
12/31/17	$12,481	$10,698	$12,454
01/31/18	$12,320	$10,575	$12,292
02/28/18	$11,893	$10,474	$11,871
03/31/18	$11,975	$10,542	$11,950
04/30/18	$11,741	$10,463	$11,717
05/31/18	$11,799	$10,538	$11,776
06/30/18	$11,633	$10,525	$11,611
07/31/18	$11,818	$10,527	$11,806
08/31/18	$11,851	$10,595	$11,835
09/30/18	$11,773	$10,527	$11,764
10/31/18	$11,348	$10,444	$11,337
11/30/18	$11,290	$10,506	$11,280
12/31/18	$11,555	$10,699	$11,552
01/31/19	$11,951	$10,813	$11,967
02/28/19	$11,939	$10,806	$11,954
03/31/19	$12,457	$11,014	$12,473
04/30/19	$12,537	$11,017	$12,557
05/31/19	$12,828	$11,212	$12,845
06/30/19	$13,356	$11,353	$13,374
07/31/19	$13,515	$11,378	$13,535
08/31/19	$14,307	$11,673	$14,329
09/30/19	$14,099	$11,611	$14,124
10/31/19	$14,179	$11,646	$14,205
11/30/19	$14,272	$11,640	$14,296
12/31/19	$14,284	$11,632	$14,312
01/31/20	$14,848	$11,855	$14,879
02/29/20	$15,142	$12,069	$15,171
03/31/20	$13,616	$11,998	$13,666
04/30/20	$14,630	$12,211	$14,680
05/31/20	$14,795	$12,268	$14,845
06/30/20	$15,161	$12,345	$15,219
07/31/20	$16,086	$12,530	$16,162
08/31/20	$15,501	$12,428	$15,582
09/30/20	$15,439	$12,422	$15,509
10/31/20	$15,354	$12,366	$15,426
11/30/20	$16,182	$12,488	$16,257
12/31/20	$16,225	$12,505	$16,307
01/31/21	$15,787	$12,415	$15,868
02/28/21	$15,276	$12,236	$15,362
03/31/21	$14,837	$12,083	$14,919
04/30/21	$15,088	$12,178	$15,177
05/31/21	$15,244	$12,218	$15,342
06/30/21	$15,794	$12,304	$15,909
07/31/21	$16,150	$12,442	$16,275
08/31/21	$16,069	$12,418	$16,197
09/30/21	$15,768	$12,310	$15,890
10/31/21	$16,006	$12,307	$16,128
11/30/21	$16,067	$12,343	$16,192
12/31/21	$15,954	$12,312	$16,123
01/31/22	$15,094	$12,047	$15,217
02/28/22	$14,568	$11,912	$14,691
03/31/22	$14,161	$11,581	$14,283
04/30/22	$12,777	$11,142	$12,888
05/31/22	$12,906	$11,214	$13,017
06/30/22	$12,352	$11,038	$12,455
07/31/22	$12,934	$11,307	$13,055
08/31/22	$12,351	$10,988	$12,467
09/30/22	$11,271	$10,513	$11,377
10/31/22	$11,017	$10,377	$11,122
11/30/22	$12,016	$10,759	$12,131
12/31/22	$11,827	$10,710	$11,992
01/31/23	$12,692	$11,040	$12,820
02/28/23	$11,998	$10,754	$12,122
03/31/23	$12,501	$11,027	$12,645
04/30/23	$12,595	$11,094	$12,740
05/31/23	$12,250	$10,973	$12,386
06/30/23	$12,442	$10,934	$12,577
07/31/23	$12,430	$10,927	$12,561
08/31/23	$12,193	$10,857	$12,316
09/30/23	$11,553	$10,581	$11,668
10/31/23	$11,070	$10,414	$11,178
11/30/23	$12,271	$10,886	$12,391
12/31/23	$13,146	$11,302	$13,303
01/31/24	$13,056	$11,271	$13,187
02/29/24	$12,707	$11,112	$12,828
03/31/24	$12,949	$11,215	$13,079
04/30/24	$12,323	$10,931	$12,433
05/31/24	$12,669	$11,117	$12,784
06/30/24	$12,734	$11,222	$12,851
07/31/24	$13,139	$11,484	$13,259
08/31/24	$13,419	$11,649	$13,540
09/30/24	$13,783	$11,805	$13,906
10/31/24	$13,211	$11,512	$13,327
11/30/24	$13,541	$11,634	$13,630
12/31/24	$12,940	$11,444	$13,044
01/31/25	$12,985	$11,504	$13,098
02/28/25	$13,427	$11,757	$13,545
03/31/25	$13,233	$11,762	$13,354
04/30/25	$13,056	$11,808	$13,182
05/31/25	$12,997	$11,723	$13,122
06/30/25	$13,402	$11,904	$13,518

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPLB	5.25%	(2.44%)	2.97%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Long Term Corporate Bond Index	5.19%	(2.34%)	3.06%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,195,685,552
  Number of Portfolio Holdings3,030
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$410,523

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Electric	13.1%
Banks	8.2%
Pharmaceuticals	7.0%
Health Care Services	6.1%
Telecommunications	5.8%
Pipelines	4.6%
Media	4.5%
Oil & Gas	4.3%
Transportation	3.6%
Insurance	3.5%

Top Ten Holdings

Holdings	%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.4%
CVS Health Corp., 5.05%, due 03/25/48	0.3%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.3%
HSBC Holdings PLC, 6.33%, due 03/09/44	0.3%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	0.3%
AT&T, Inc., 3.50%, due 09/15/53	0.2%
Goldman Sachs Group, Inc., 6.75%, due 10/01/37	0.2%
Wells Fargo & Co., 5.01%, due 04/04/51	0.2%
Boeing Co., 5.81%, due 05/01/50	0.2%
AbbVie, Inc., 4.25%, due 11/21/49	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPLB

SPDR Portfolio Long Term Treasury ETF

SPTL

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio Long Term Treasury ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Long Term Treasury ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer, The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to long term Treasury markets, with 10-year yields starting the period at 4.46%, throughing at 3.61% before spiking to a high of 4.79%, and ultimately ending the period at 4.22%. These large swings resulted in muted returns for long-term Treasury strategies.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPTL	Bloomberg U.S. Aggregate Bond Index	Bloomberg Long U.S. Treasury Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,350	$10,070	$10,350
08/31/15	$10,345	$10,055	$10,348
09/30/15	$10,503	$10,123	$10,508
10/31/15	$10,445	$10,125	$10,450
11/30/15	$10,360	$10,098	$10,365
12/31/15	$10,356	$10,065	$10,363
01/31/16	$10,876	$10,204	$10,883
02/29/16	$11,198	$10,276	$11,208
03/31/16	$11,195	$10,371	$11,208
04/30/16	$11,139	$10,410	$11,152
05/31/16	$11,226	$10,413	$11,240
06/30/16	$11,914	$10,600	$11,930
07/31/16	$12,180	$10,667	$12,198
08/31/16	$12,064	$10,655	$12,082
09/30/16	$11,869	$10,649	$11,887
10/31/16	$11,384	$10,567	$11,402
11/30/16	$10,539	$10,317	$10,556
12/31/16	$10,482	$10,332	$10,500
01/31/17	$10,522	$10,352	$10,542
02/28/17	$10,684	$10,422	$10,706
03/31/17	$10,625	$10,416	$10,647
04/30/17	$10,788	$10,497	$10,811
05/31/17	$11,000	$10,577	$11,025
06/30/17	$11,043	$10,567	$11,069
07/31/17	$10,974	$10,612	$11,000
08/31/17	$11,350	$10,707	$11,378
09/30/17	$11,104	$10,656	$11,132
10/31/17	$11,095	$10,663	$11,124
11/30/17	$11,174	$10,649	$11,204
12/31/17	$11,365	$10,698	$11,396
01/31/18	$10,998	$10,575	$11,028
02/28/18	$10,668	$10,474	$10,697
03/31/18	$10,990	$10,542	$11,021
04/30/18	$10,776	$10,463	$10,806
05/31/18	$11,004	$10,538	$11,035
06/30/18	$11,023	$10,525	$11,055
07/31/18	$10,860	$10,527	$10,892
08/31/18	$11,031	$10,595	$11,064
09/30/18	$10,704	$10,527	$10,736
10/31/18	$10,379	$10,444	$10,409
11/30/18	$10,575	$10,506	$10,606
12/31/18	$11,152	$10,699	$11,186
01/31/19	$11,226	$10,813	$11,261
02/28/19	$11,088	$10,806	$11,124
03/31/19	$11,670	$11,014	$11,708
04/30/19	$11,461	$11,017	$11,499
05/31/19	$12,210	$11,212	$12,251
06/30/19	$12,373	$11,353	$12,415
07/31/19	$12,392	$11,378	$12,435
08/31/19	$13,691	$11,673	$13,740
09/30/19	$13,349	$11,611	$13,397
10/31/19	$13,233	$11,646	$13,282
11/30/19	$13,165	$11,640	$13,214
12/31/19	$12,798	$11,632	$12,845
01/31/20	$13,673	$11,855	$13,724
02/29/20	$14,589	$12,069	$14,644
03/31/20	$15,471	$11,998	$15,530
04/30/20	$15,784	$12,211	$15,844
05/31/20	$15,489	$12,268	$15,548
06/30/20	$15,512	$12,345	$15,569
07/31/20	$16,167	$12,530	$16,227
08/31/20	$15,469	$12,428	$15,527
09/30/20	$15,528	$12,422	$15,587
10/31/20	$15,061	$12,366	$15,118
11/30/20	$15,241	$12,488	$15,299
12/31/20	$15,061	$12,505	$15,119
01/31/21	$14,517	$12,415	$14,573
02/28/21	$13,709	$12,236	$13,762
03/31/21	$13,026	$12,083	$13,076
04/30/21	$13,329	$12,178	$13,380
05/31/21	$13,388	$12,218	$13,441
06/30/21	$13,866	$12,304	$13,921
07/31/21	$14,371	$12,442	$14,429
08/31/21	$14,340	$12,418	$14,398
09/30/21	$13,928	$12,310	$13,986
10/31/21	$14,189	$12,307	$14,246
11/30/21	$14,563	$12,343	$14,624
12/31/21	$14,355	$12,312	$14,416
01/31/22	$13,760	$12,047	$13,820
02/28/22	$13,555	$11,912	$13,618
03/31/22	$12,834	$11,581	$12,891
04/30/22	$11,691	$11,142	$11,744
05/31/22	$11,469	$11,214	$11,522
06/30/22	$11,300	$11,038	$11,352
07/31/22	$11,599	$11,307	$11,655
08/31/22	$11,086	$10,988	$11,139
09/30/22	$10,210	$10,513	$10,259
10/31/22	$9,643	$10,377	$9,690
11/30/22	$10,324	$10,759	$10,375
12/31/22	$10,101	$10,710	$10,199
01/31/23	$10,793	$11,040	$10,853
02/28/23	$10,285	$10,754	$10,338
03/31/23	$10,770	$11,027	$10,828
04/30/23	$10,824	$11,094	$10,884
05/31/23	$10,521	$10,973	$10,580
06/30/23	$10,520	$10,934	$10,578
07/31/23	$10,292	$10,927	$10,349
08/31/23	$10,008	$10,857	$10,060
09/30/23	$9,278	$10,581	$9,327
10/31/23	$8,822	$10,414	$8,866
11/30/23	$9,627	$10,886	$9,678
12/31/23	$10,433	$11,302	$10,511
01/31/24	$10,225	$11,271	$10,280
02/29/24	$9,992	$11,112	$10,045
03/31/24	$10,101	$11,215	$10,169
04/30/24	$9,500	$10,931	$9,549
05/31/24	$9,770	$11,117	$9,822
06/30/24	$9,930	$11,222	$9,984
07/31/24	$10,285	$11,484	$10,341
08/31/24	$10,493	$11,649	$10,552
09/30/24	$10,705	$11,805	$10,765
10/31/24	$10,148	$11,512	$10,205
11/30/24	$10,345	$11,634	$10,390
12/31/24	$9,780	$11,444	$9,837
01/31/25	$9,824	$11,504	$9,878
02/28/25	$10,332	$11,757	$10,390
03/31/25	$10,240	$11,762	$10,297
04/30/25	$10,128	$11,808	$10,185
05/31/25	$9,837	$11,723	$9,893
06/30/25	$10,083	$11,904	$10,140

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPTL	1.54%	(8.25%)	0.08%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg Long U.S. Treasury Index	1.56%	(8.22%)	0.14%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,441,898,910
  Number of Portfolio Holdings93
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$3,297,454

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasury Obligations	98.7%
Short-Term Investments	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Top Ten Holdings

Holdings	%
U.S. Treasury Bonds, 4.63%, due 05/15/54	2.5%
U.S. Treasury Bonds, 4.63%, due 02/15/55	2.5%
U.S. Treasury Bonds, 4.75%, due 11/15/53	2.5%
U.S. Treasury Bonds, 4.50%, due 11/15/54	2.4%
U.S. Treasury Bonds, 4.25%, due 02/15/54	2.3%
U.S. Treasury Bonds, 4.25%, due 08/15/54	2.3%
U.S. Treasury Bonds, 4.13%, due 08/15/53	2.1%
U.S. Treasury Bonds, 4.00%, due 11/15/52	1.8%
U.S. Treasury Bonds, 3.63%, due 02/15/53	1.7%
U.S. Treasury Bonds, 2.38%, due 05/15/51	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPTL

SPDR Portfolio Mortgage Backed Bond ETF

SPMB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio Mortgage Backed Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Mortgage Backed Bond ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets, and the mortgage sector was sensitive to data releases during the period, especially throughout the first half of 2025.  Mortgage spreads started the period at 0.49%, troughed at 0.31% before spiking to 0.49% post-liberation day, and then ending the period at 0.37%. Despite the volatility, the mortgage sector still experienced positive returns due to tightening spreads. Mortgage rates also experienced large swings throughout the period, though ended lower at 6.74%.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPMB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,060	$10,070	$10,063
08/31/15	$10,068	$10,055	$10,071
09/30/15	$10,123	$10,123	$10,130
10/31/15	$10,130	$10,125	$10,137
11/30/15	$10,109	$10,098	$10,123
12/31/15	$10,108	$10,065	$10,120
01/31/16	$10,237	$10,204	$10,251
02/29/16	$10,272	$10,276	$10,290
03/31/16	$10,300	$10,371	$10,320
04/30/16	$10,315	$10,410	$10,337
05/31/16	$10,326	$10,413	$10,350
06/30/16	$10,408	$10,600	$10,434
07/31/16	$10,429	$10,667	$10,456
08/31/16	$10,437	$10,655	$10,468
09/30/16	$10,466	$10,649	$10,496
10/31/16	$10,432	$10,567	$10,469
11/30/16	$10,242	$10,317	$10,290
12/31/16	$10,238	$10,332	$10,289
01/31/17	$10,232	$10,352	$10,286
02/28/17	$10,278	$10,422	$10,335
03/31/17	$10,278	$10,416	$10,338
04/30/17	$10,342	$10,497	$10,405
05/31/17	$10,405	$10,577	$10,470
06/30/17	$10,362	$10,567	$10,428
07/31/17	$10,406	$10,612	$10,475
08/31/17	$10,480	$10,707	$10,552
09/30/17	$10,455	$10,656	$10,528
10/31/17	$10,450	$10,663	$10,525
11/30/17	$10,432	$10,649	$10,510
12/31/17	$10,464	$10,698	$10,544
01/31/18	$10,340	$10,575	$10,420
02/28/18	$10,269	$10,474	$10,352
03/31/18	$10,334	$10,542	$10,418
04/30/18	$10,280	$10,463	$10,366
05/31/18	$10,349	$10,538	$10,438
06/30/18	$10,354	$10,525	$10,443
07/31/18	$10,343	$10,527	$10,432
08/31/18	$10,404	$10,595	$10,495
09/30/18	$10,344	$10,527	$10,431
10/31/18	$10,278	$10,444	$10,365
11/30/18	$10,370	$10,506	$10,459
12/31/18	$10,556	$10,699	$10,648
01/31/19	$10,639	$10,813	$10,733
02/28/19	$10,630	$10,806	$10,723
03/31/19	$10,784	$11,014	$10,879
04/30/19	$10,780	$11,017	$10,873
05/31/19	$10,917	$11,212	$11,013
06/30/19	$10,997	$11,353	$11,092
07/31/19	$11,038	$11,378	$11,137
08/31/19	$11,138	$11,673	$11,237
09/30/19	$11,147	$11,611	$11,245
10/31/19	$11,179	$11,646	$11,284
11/30/19	$11,183	$11,640	$11,293
12/31/19	$11,214	$11,632	$11,325
01/31/20	$11,289	$11,855	$11,404
02/29/20	$11,410	$12,069	$11,522
03/31/20	$11,515	$11,998	$11,644
04/30/20	$11,615	$12,211	$11,718
05/31/20	$11,632	$12,268	$11,732
06/30/20	$11,622	$12,345	$11,721
07/31/20	$11,652	$12,530	$11,742
08/31/20	$11,653	$12,428	$11,747
09/30/20	$11,645	$12,422	$11,734
10/31/20	$11,643	$12,366	$11,730
11/30/20	$11,654	$12,488	$11,738
12/31/20	$11,678	$12,505	$11,763
01/31/21	$11,687	$12,415	$11,772
02/28/21	$11,589	$12,236	$11,694
03/31/21	$11,512	$12,083	$11,634
04/30/21	$11,578	$12,178	$11,698
05/31/21	$11,547	$12,218	$11,677
06/30/21	$11,545	$12,304	$11,673
07/31/21	$11,620	$12,442	$11,745
08/31/21	$11,599	$12,418	$11,726
09/30/21	$11,553	$12,310	$11,684
10/31/21	$11,525	$12,307	$11,662
11/30/21	$11,510	$12,343	$11,651
12/31/21	$11,502	$12,312	$11,640
01/31/22	$11,321	$12,047	$11,468
02/28/22	$11,208	$11,912	$11,357
03/31/22	$10,914	$11,581	$11,062
04/30/22	$10,529	$11,142	$10,673
05/31/22	$10,649	$11,214	$10,791
06/30/22	$10,477	$11,038	$10,619
07/31/22	$10,815	$11,307	$10,960
08/31/22	$10,447	$10,988	$10,585
09/30/22	$9,918	$10,513	$10,050
10/31/22	$9,775	$10,377	$9,907
11/30/22	$10,179	$10,759	$10,311
12/31/22	$10,122	$10,710	$10,266
01/31/23	$10,468	$11,040	$10,604
02/28/23	$10,192	$10,754	$10,324
03/31/23	$10,390	$11,027	$10,525
04/30/23	$10,446	$11,094	$10,579
05/31/23	$10,368	$10,973	$10,502
06/30/23	$10,324	$10,934	$10,457
07/31/23	$10,317	$10,927	$10,449
08/31/23	$10,229	$10,857	$10,363
09/30/23	$9,904	$10,581	$10,033
10/31/23	$9,695	$10,414	$9,826
11/30/23	$10,201	$10,886	$10,338
12/31/23	$10,636	$11,302	$10,784
01/31/24	$10,592	$11,271	$10,734
02/29/24	$10,420	$11,112	$10,559
03/31/24	$10,522	$11,215	$10,671
04/30/24	$10,208	$10,931	$10,348
05/31/24	$10,412	$11,117	$10,555
06/30/24	$10,538	$11,222	$10,678
07/31/24	$10,816	$11,484	$10,960
08/31/24	$10,990	$11,649	$11,137
09/30/24	$11,120	$11,805	$11,269
10/31/24	$10,805	$11,512	$10,950
11/30/24	$10,957	$11,634	$11,096
12/31/24	$10,769	$11,444	$10,913
01/31/25	$10,823	$11,504	$10,969
02/28/25	$11,099	$11,757	$11,248
03/31/25	$11,095	$11,762	$11,246
04/30/25	$11,125	$11,808	$11,279
05/31/25	$11,022	$11,723	$11,176
06/30/25	$11,218	$11,904	$11,374

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPMB	6.44%	(0.71%)	1.16%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. MBS Index	6.52%	(0.60%)	1.30%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$6,158,898,362
  Number of Portfolio Holdings2,582
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$2,046,065

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Government Agency Obligations	99.2%
Short-Term Investments	9.3%

Top Ten Holdings

Holdings	%
Federal National Mortgage Association, 2.00%, due 02/01/52	1.2%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.2%
Federal National Mortgage Association, 2.00%, due 11/01/51	1.0%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/54	1.0%
Federal National Mortgage Association, 2.00%, due 02/01/51	1.0%
Federal National Mortgage Association, 2.00%, due 07/01/51	0.9%
Government National Mortgage Association, TBA, 5.50%, due 07/20/54	0.8%
Federal National Mortgage Association, 2.00%, due 03/01/51	0.8%
Federal Home Loan Mortgage Corp., 5.50%, due 11/01/54	0.8%
Federal National Mortgage Association, 2.00%, due 01/01/51	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPMB

SPDR Portfolio Short Term Corporate Bond ETF

SPSB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio Short Term Corporate Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Short Term Corporate Bond ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, credit spreads still ended the period tighter than where they started, impacting performance positively.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPSB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,005	$10,070	$10,007
08/31/15	$9,988	$10,055	$9,991
09/30/15	$10,025	$10,123	$10,030
10/31/15	$10,039	$10,125	$10,044
11/30/15	$10,031	$10,098	$10,037
12/31/15	$10,008	$10,065	$10,016
01/31/16	$10,032	$10,204	$10,041
02/29/16	$10,034	$10,276	$10,043
03/31/16	$10,120	$10,371	$10,132
04/30/16	$10,156	$10,410	$10,173
05/31/16	$10,154	$10,413	$10,173
06/30/16	$10,217	$10,600	$10,238
07/31/16	$10,236	$10,667	$10,259
08/31/16	$10,236	$10,655	$10,261
09/30/16	$10,243	$10,649	$10,270
10/31/16	$10,248	$10,567	$10,276
11/30/16	$10,205	$10,317	$10,236
12/31/16	$10,220	$10,332	$10,252
01/31/17	$10,250	$10,352	$10,284
02/28/17	$10,281	$10,422	$10,317
03/31/17	$10,287	$10,416	$10,323
04/30/17	$10,313	$10,497	$10,351
05/31/17	$10,338	$10,577	$10,376
06/30/17	$10,345	$10,567	$10,384
07/31/17	$10,384	$10,612	$10,425
08/31/17	$10,402	$10,707	$10,445
09/30/17	$10,402	$10,656	$10,446
10/31/17	$10,409	$10,663	$10,455
11/30/17	$10,383	$10,649	$10,430
12/31/17	$10,393	$10,698	$10,442
01/31/18	$10,373	$10,575	$10,423
02/28/18	$10,347	$10,474	$10,399
03/31/18	$10,349	$10,542	$10,402
04/30/18	$10,359	$10,463	$10,412
05/31/18	$10,399	$10,538	$10,452
06/30/18	$10,397	$10,525	$10,451
07/31/18	$10,421	$10,527	$10,475
08/31/18	$10,462	$10,595	$10,518
09/30/18	$10,468	$10,527	$10,524
10/31/18	$10,468	$10,444	$10,525
11/30/18	$10,474	$10,506	$10,532
12/31/18	$10,545	$10,699	$10,605
01/31/19	$10,626	$10,813	$10,687
02/28/19	$10,659	$10,806	$10,720
03/31/19	$10,736	$11,014	$10,799
04/30/19	$10,767	$11,017	$10,832
05/31/19	$10,826	$11,212	$10,891
06/30/19	$10,900	$11,353	$10,966
07/31/19	$10,908	$11,378	$10,975
08/31/19	$10,990	$11,673	$11,060
09/30/19	$11,001	$11,611	$11,072
10/31/19	$11,047	$11,646	$11,119
11/30/19	$11,056	$11,640	$11,129
12/31/19	$11,093	$11,632	$11,167
01/31/20	$11,152	$11,855	$11,228
02/29/20	$11,217	$12,069	$11,295
03/31/20	$10,940	$11,998	$10,996
04/30/20	$11,181	$12,211	$11,244
05/31/20	$11,306	$12,268	$11,366
06/30/20	$11,381	$12,345	$11,444
07/31/20	$11,428	$12,530	$11,496
08/31/20	$11,450	$12,428	$11,518
09/30/20	$11,444	$12,422	$11,513
10/31/20	$11,464	$12,366	$11,534
11/30/20	$11,494	$12,488	$11,568
12/31/20	$11,516	$12,505	$11,591
01/31/21	$11,518	$12,415	$11,595
02/28/21	$11,523	$12,236	$11,600
03/31/21	$11,511	$12,083	$11,588
04/30/21	$11,530	$12,178	$11,609
05/31/21	$11,552	$12,218	$11,633
06/30/21	$11,539	$12,304	$11,620
07/31/21	$11,556	$12,442	$11,638
08/31/21	$11,558	$12,418	$11,641
09/30/21	$11,555	$12,310	$11,638
10/31/21	$11,515	$12,307	$11,598
11/30/21	$11,489	$12,343	$11,574
12/31/21	$11,492	$12,312	$11,577
01/31/22	$11,403	$12,047	$11,487
02/28/22	$11,343	$11,912	$11,425
03/31/22	$11,208	$11,581	$11,290
04/30/22	$11,124	$11,142	$11,207
05/31/22	$11,204	$11,214	$11,286
06/30/22	$11,096	$11,038	$11,175
07/31/22	$11,194	$11,307	$11,275
08/31/22	$11,118	$10,988	$11,196
09/30/22	$10,963	$10,513	$11,038
10/31/22	$10,941	$10,377	$11,016
11/30/22	$11,091	$10,759	$11,165
12/31/22	$11,111	$10,710	$11,192
01/31/23	$11,237	$11,040	$11,307
02/28/23	$11,161	$10,754	$11,231
03/31/23	$11,261	$11,027	$11,331
04/30/23	$11,326	$11,094	$11,394
05/31/23	$11,305	$10,973	$11,373
06/30/23	$11,295	$10,934	$11,362
07/31/23	$11,370	$10,927	$11,435
08/31/23	$11,398	$10,857	$11,462
09/30/23	$11,385	$10,581	$11,450
10/31/23	$11,412	$10,414	$11,476
11/30/23	$11,584	$10,886	$11,650
12/31/23	$11,739	$11,302	$11,805
01/31/24	$11,795	$11,271	$11,860
02/29/24	$11,767	$11,112	$11,835
03/31/24	$11,829	$11,215	$11,899
04/30/24	$11,803	$10,931	$11,871
05/31/24	$11,896	$11,117	$11,966
06/30/24	$11,953	$11,222	$12,024
07/31/24	$12,104	$11,484	$12,176
08/31/24	$12,218	$11,649	$12,292
09/30/24	$12,328	$11,805	$12,405
10/31/24	$12,272	$11,512	$12,346
11/30/24	$12,334	$11,634	$12,404
12/31/24	$12,357	$11,444	$12,428
01/31/25	$12,416	$11,504	$12,491
02/28/25	$12,502	$11,757	$12,576
03/31/25	$12,555	$11,762	$12,630
04/30/25	$12,625	$11,808	$12,702
05/31/25	$12,647	$11,723	$12,724
06/30/25	$12,741	$11,904	$12,817

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPSB	6.60%	2.28%	2.45%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.60%	2.29%	2.51%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$8,364,338,226
  Number of Portfolio Holdings1,576
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid$3,227,496

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	33.9%
Electric	5.6%
Diversified Financial Services	4.8%
Auto Manufacturers	4.2%
Real Estate Investment Trusts	4.0%
Pharmaceuticals	3.6%
Software	2.9%
IT Services	2.6%
Pipelines	2.3%
Investment Company Security	2.1%

Top Ten Holdings

Holdings	%
Morgan Stanley, 1.51%, due 07/20/27	0.6%
HSBC Holdings PLC, 4.90%, due 03/03/29	0.4%
Citigroup, Inc., 4.79%, due 03/04/29	0.4%
Bank of America Corp., 1.73%, due 07/22/27	0.4%
Morgan Stanley Bank NA, 4.45%, due 10/15/27	0.4%
Bank of America Corp., 4.95%, due 07/22/28	0.4%
Amazon.com, Inc., 3.15%, due 08/22/27	0.4%
JPMorgan Chase & Co., 4.32%, due 04/26/28	0.4%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/28	0.3%
Microsoft Corp., 3.30%, due 02/06/27	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPSB

SPDR Portfolio Short Term Treasury ETF

SPTS

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio Short Term Treasury ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Short Term Treasury ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer, though this has resulted in prolonged positive performance for Funds holding short-term Treasury bills.

Short term Treasury yields were dragged down by 2024's Fed rate cuts, with two-year Treasury yields decreasing from 4.76% to 3.71% over the reporting period, resulting in positive returns for the sector.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPTS	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Treasury Index/Bloomberg 1-5 Year U.S. Treasury Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,017	$10,070	$10,018
08/31/15	$10,015	$10,055	$10,017
09/30/15	$10,067	$10,123	$10,069
10/31/15	$10,044	$10,125	$10,047
11/30/15	$10,013	$10,098	$10,016
12/31/15	$9,998	$10,065	$10,002
01/31/16	$10,106	$10,204	$10,111
02/29/16	$10,130	$10,276	$10,137
03/31/16	$10,152	$10,371	$10,160
04/30/16	$10,150	$10,410	$10,159
05/31/16	$10,134	$10,413	$10,143
06/30/16	$10,233	$10,600	$10,244
07/31/16	$10,228	$10,667	$10,239
08/31/16	$10,195	$10,655	$10,207
09/30/16	$10,212	$10,649	$10,224
10/31/16	$10,188	$10,567	$10,202
11/30/16	$10,088	$10,317	$10,102
12/31/16	$10,089	$10,332	$10,104
01/31/17	$10,106	$10,352	$10,122
02/28/17	$10,121	$10,422	$10,137
03/31/17	$10,126	$10,416	$10,143
04/30/17	$10,158	$10,497	$10,177
05/31/17	$10,182	$10,577	$10,201
06/30/17	$10,165	$10,567	$10,185
07/31/17	$10,192	$10,612	$10,213
08/31/17	$10,228	$10,707	$10,249
09/30/17	$10,192	$10,656	$10,214
10/31/17	$10,180	$10,663	$10,203
11/30/17	$10,150	$10,649	$10,174
12/31/17	$10,148	$10,698	$10,172
01/31/18	$10,087	$10,575	$10,112
02/28/18	$10,074	$10,474	$10,099
03/31/18	$10,106	$10,542	$10,132
04/30/18	$10,069	$10,463	$10,095
05/31/18	$10,107	$10,538	$10,133
06/30/18	$10,107	$10,525	$10,134
07/31/18	$10,105	$10,527	$10,132
08/31/18	$10,138	$10,595	$10,166
09/30/18	$10,125	$10,527	$10,153
10/31/18	$10,139	$10,444	$10,168
11/30/18	$10,175	$10,506	$10,204
12/31/18	$10,257	$10,699	$10,287
01/31/19	$10,284	$10,813	$10,314
02/28/19	$10,293	$10,806	$10,324
03/31/19	$10,357	$11,014	$10,389
04/30/19	$10,377	$11,017	$10,409
05/31/19	$10,455	$11,212	$10,486
06/30/19	$10,508	$11,353	$10,541
07/31/19	$10,496	$11,378	$10,529
08/31/19	$10,581	$11,673	$10,615
09/30/19	$10,568	$11,611	$10,602
10/31/19	$10,602	$11,646	$10,638
11/30/19	$10,597	$11,640	$10,633
12/31/19	$10,620	$11,632	$10,656
01/31/20	$10,678	$11,855	$10,715
02/29/20	$10,776	$12,069	$10,811
03/31/20	$10,915	$11,998	$10,950
04/30/20	$10,929	$12,211	$10,965
05/31/20	$10,938	$12,268	$10,973
06/30/20	$10,942	$12,345	$10,977
07/31/20	$10,951	$12,530	$10,987
08/31/20	$10,949	$12,428	$10,985
09/30/20	$10,951	$12,422	$10,988
10/31/20	$10,946	$12,366	$10,983
11/30/20	$10,950	$12,488	$10,987
12/31/20	$10,955	$12,505	$10,993
01/31/21	$10,958	$12,415	$10,996
02/28/21	$10,952	$12,236	$10,990
03/31/21	$10,949	$12,083	$10,987
04/30/21	$10,953	$12,178	$10,992
05/31/21	$10,963	$12,218	$11,002
06/30/21	$10,943	$12,304	$10,983
07/31/21	$10,962	$12,442	$11,002
08/31/21	$10,960	$12,418	$11,001
09/30/21	$10,949	$12,310	$10,990
10/31/21	$10,913	$12,307	$10,954
11/30/21	$10,908	$12,343	$10,950
12/31/21	$10,885	$12,312	$10,927
01/31/22	$10,808	$12,047	$10,850
02/28/22	$10,764	$11,912	$10,805
03/31/22	$10,611	$11,581	$10,653
04/30/22	$10,560	$11,142	$10,602
05/31/22	$10,622	$11,214	$10,665
06/30/22	$10,555	$11,038	$10,597
07/31/22	$10,599	$11,307	$10,642
08/31/22	$10,514	$10,988	$10,557
09/30/22	$10,389	$10,513	$10,433
10/31/22	$10,378	$10,377	$10,423
11/30/22	$10,448	$10,759	$10,491
12/31/22	$10,461	$10,710	$10,510
01/31/23	$10,543	$11,040	$10,587
02/28/23	$10,460	$10,754	$10,505
03/31/23	$10,631	$11,027	$10,677
04/30/23	$10,660	$11,094	$10,706
05/31/23	$10,622	$10,973	$10,668
06/30/23	$10,564	$10,934	$10,613
07/31/23	$10,600	$10,927	$10,650
08/31/23	$10,641	$10,857	$10,691
09/30/23	$10,638	$10,581	$10,688
10/31/23	$10,673	$10,414	$10,724
11/30/23	$10,783	$10,886	$10,836
12/31/23	$10,906	$11,302	$10,961
01/31/24	$10,948	$11,271	$11,001
02/29/24	$10,901	$11,112	$10,953
03/31/24	$10,937	$11,215	$10,992
04/30/24	$10,898	$10,931	$10,950
05/31/24	$10,975	$11,117	$11,027
06/30/24	$11,039	$11,222	$11,091
07/31/24	$11,169	$11,484	$11,221
08/31/24	$11,268	$11,649	$11,322
09/30/24	$11,359	$11,805	$11,413
10/31/24	$11,290	$11,512	$11,344
11/30/24	$11,326	$11,634	$11,377
12/31/24	$11,350	$11,444	$11,402
01/31/25	$11,399	$11,504	$11,452
02/28/25	$11,480	$11,757	$11,533
03/31/25	$11,535	$11,762	$11,587
04/30/25	$11,629	$11,808	$11,682
05/31/25	$11,604	$11,723	$11,655
06/30/25	$11,675	$11,904	$11,726

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPTS	5.76%	1.31%	1.56%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg 1-3 Year U.S. Treasury Index/Bloomberg 1-5 Year U.S. Treasury IndexFootnote Reference(1)Footnote Reference(2)	5.72%	1.33%	1.60%
Footnote	Description
Footnote(1)	Effective April 30, 2018 (the “Benchmark Index Change Date”), the Fund’s benchmark index changed from the Bloomberg 1-5 Year U.S. Treasury Index (the “Previous Benchmark Index”) to the Bloomberg 1-3 Year U.S. Treasury Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the Bloomberg 1-5 Year U.S. Treasury Index from 06/30/15 to 04/29/18 and of the Bloomberg 1-3 Year U.S. Treasury Index from 04/30/18 to 06/30/25.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$5,799,253,075
  Number of Portfolio Holdings97
  Portfolio Turnover Rate56%
  Total Advisory Fees Paid$1,681,619

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasury Obligations	98.9%
Short-Term Investments	0.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 1.50%, due 01/31/27	1.6%
U.S. Treasury Notes, 4.63%, due 09/15/26	1.6%
U.S. Treasury Notes, 4.38%, due 08/15/26	1.6%
U.S. Treasury Notes, 4.63%, due 06/15/27	1.6%
U.S. Treasury Notes, 4.50%, due 04/15/27	1.5%
U.S. Treasury Notes, 3.88%, due 03/31/27	1.4%
U.S. Treasury Notes, 4.38%, due 07/15/27	1.4%
U.S. Treasury Notes, 4.25%, due 03/15/27	1.4%
U.S. Treasury Notes, 3.75%, due 08/15/27	1.4%
U.S. Treasury Notes, 3.88%, due 10/15/27	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPTS

SPDR Portfolio TIPS ETF

SPIP

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio TIPS ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio TIPS ETF	$12	0.12%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to Treasury markets. Ten-year TIPS yields started the period at 2.15% and troughed at 1.53% before spiking to a high of 2.33% and ultimately ending the period at 1.93%. These large swings resulted in volatile performance for intermediate TIPS throughout the period, though overall lower yields meant that the sector realized positive returns.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPIP	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government Inflation-Linked Bond Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,026	$10,070	$10,031
08/31/15	$9,943	$10,055	$9,946
09/30/15	$9,875	$10,123	$9,878
10/31/15	$9,905	$10,125	$9,909
11/30/15	$9,895	$10,098	$9,900
12/31/15	$9,810	$10,065	$9,816
01/31/16	$9,959	$10,204	$9,967
02/29/16	$10,075	$10,276	$10,084
03/31/16	$10,262	$10,371	$10,274
04/30/16	$10,299	$10,410	$10,314
05/31/16	$10,221	$10,413	$10,236
06/30/16	$10,442	$10,600	$10,459
07/31/16	$10,545	$10,667	$10,564
08/31/16	$10,498	$10,655	$10,518
09/30/16	$10,551	$10,649	$10,571
10/31/16	$10,499	$10,567	$10,520
11/30/16	$10,285	$10,317	$10,308
12/31/16	$10,268	$10,332	$10,292
01/31/17	$10,357	$10,352	$10,381
02/28/17	$10,411	$10,422	$10,437
03/31/17	$10,400	$10,416	$10,432
04/30/17	$10,466	$10,497	$10,495
05/31/17	$10,462	$10,577	$10,492
06/30/17	$10,356	$10,567	$10,389
07/31/17	$10,401	$10,612	$10,433
08/31/17	$10,519	$10,707	$10,553
09/30/17	$10,447	$10,656	$10,483
10/31/17	$10,468	$10,663	$10,505
11/30/17	$10,485	$10,649	$10,525
12/31/17	$10,591	$10,698	$10,631
01/31/18	$10,496	$10,575	$10,537
02/28/18	$10,382	$10,474	$10,423
03/31/18	$10,493	$10,542	$10,540
04/30/18	$10,488	$10,463	$10,534
05/31/18	$10,531	$10,538	$10,577
06/30/18	$10,574	$10,525	$10,624
07/31/18	$10,519	$10,527	$10,569
08/31/18	$10,595	$10,595	$10,647
09/30/18	$10,475	$10,527	$10,526
10/31/18	$10,310	$10,444	$10,362
11/30/18	$10,362	$10,506	$10,417
12/31/18	$10,420	$10,699	$10,474
01/31/19	$10,566	$10,813	$10,621
02/28/19	$10,561	$10,806	$10,617
03/31/19	$10,763	$11,014	$10,823
04/30/19	$10,795	$11,017	$10,858
05/31/19	$10,983	$11,212	$11,053
06/30/19	$11,075	$11,353	$11,143
07/31/19	$11,118	$11,378	$11,187
08/31/19	$11,403	$11,673	$11,476
09/30/19	$11,235	$11,611	$11,307
10/31/19	$11,262	$11,646	$11,335
11/30/19	$11,280	$11,640	$11,355
12/31/19	$11,314	$11,632	$11,391
01/31/20	$11,570	$11,855	$11,647
02/29/20	$11,739	$12,069	$11,821
03/31/20	$11,529	$11,998	$11,610
04/30/20	$11,865	$12,211	$11,949
05/31/20	$11,896	$12,268	$11,979
06/30/20	$12,034	$12,345	$12,116
07/31/20	$12,331	$12,530	$12,423
08/31/20	$12,457	$12,428	$12,549
09/30/20	$12,410	$12,422	$12,502
10/31/20	$12,323	$12,366	$12,416
11/30/20	$12,470	$12,488	$12,563
12/31/20	$12,611	$12,505	$12,706
01/31/21	$12,645	$12,415	$12,741
02/28/21	$12,411	$12,236	$12,507
03/31/21	$12,376	$12,083	$12,474
04/30/21	$12,553	$12,178	$12,660
05/31/21	$12,710	$12,218	$12,815
06/30/21	$12,797	$12,304	$12,905
07/31/21	$13,152	$12,442	$13,268
08/31/21	$13,127	$12,418	$13,240
09/30/21	$13,025	$12,310	$13,137
10/31/21	$13,179	$12,307	$13,292
11/30/21	$13,309	$12,343	$13,425
12/31/21	$13,342	$12,312	$13,468
01/31/22	$13,052	$12,047	$13,169
02/28/22	$13,160	$11,912	$13,277
03/31/22	$12,902	$11,581	$13,021
04/30/22	$12,614	$11,142	$12,737
05/31/22	$12,465	$11,214	$12,582
06/30/22	$12,054	$11,038	$12,166
07/31/22	$12,598	$11,307	$12,718
08/31/22	$12,258	$10,988	$12,376
09/30/22	$11,423	$10,513	$11,526
10/31/22	$11,567	$10,377	$11,671
11/30/22	$11,786	$10,759	$11,895
12/31/22	$11,642	$10,710	$11,770
01/31/23	$11,885	$11,040	$11,996
02/28/23	$11,721	$10,754	$11,830
03/31/23	$12,054	$11,027	$12,176
04/30/23	$12,066	$11,094	$12,184
05/31/23	$11,921	$10,973	$12,039
06/30/23	$11,883	$10,934	$12,004
07/31/23	$11,893	$10,927	$12,011
08/31/23	$11,780	$10,857	$11,898
09/30/23	$11,549	$10,581	$11,668
10/31/23	$11,455	$10,414	$11,573
11/30/23	$11,774	$10,886	$11,897
12/31/23	$12,077	$11,302	$12,222
01/31/24	$12,115	$11,271	$12,241
02/29/24	$11,984	$11,112	$12,111
03/31/24	$12,070	$11,215	$12,210
04/30/24	$11,866	$10,931	$11,996
05/31/24	$12,072	$11,117	$12,211
06/30/24	$12,166	$11,222	$12,303
07/31/24	$12,386	$11,484	$12,525
08/31/24	$12,483	$11,649	$12,626
09/30/24	$12,672	$11,805	$12,817
10/31/24	$12,441	$11,512	$12,584
11/30/24	$12,512	$11,634	$12,646
12/31/24	$12,290	$11,444	$12,438
01/31/25	$12,453	$11,504	$12,600
02/28/25	$12,731	$11,757	$12,887
03/31/25	$12,801	$11,762	$12,955
04/30/25	$12,807	$11,808	$12,962
05/31/25	$12,727	$11,723	$12,882
06/30/25	$12,848	$11,904	$13,005

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPIP	5.61%	1.32%	2.54%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Government Inflation-Linked Bond Index	5.71%	1.43%	2.66%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$969,510,998
  Number of Portfolio Holdings50
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$1,112,590

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasury Obligations	99.1%
Short-Term Investments	0.5%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.2%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.2%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.1%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.50%, due 01/15/28	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 07/15/32	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/31	3.0%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPIP

SPDR Portfolio Treasury ETF

SPTB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR Portfolio Treasury ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Treasury ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer, The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to Treasury markets, especially on the longer end of the curve. Two-year and 10-year yields declined over the period by 1.04% and 0.23%, resulting in positive returns for those maturities, while 30-year yields increased by 0.15%, dampening returns for full-curve Treasury strategies.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPTB	Bloomberg U.S. Aggregate Bond Index	Bloomberg US Treasury Index
05/21/24	$10,000	$10,000	$10,000
05/31/24	$9,990	$9,966	$9,989
06/30/24	$10,090	$10,060	$10,090
07/31/24	$10,311	$10,295	$10,310
08/31/24	$10,441	$10,443	$10,442
09/30/24	$10,565	$10,583	$10,568
10/31/24	$10,314	$10,320	$10,316
11/30/24	$10,403	$10,430	$10,396
12/31/24	$10,237	$10,259	$10,236
01/31/25	$10,289	$10,313	$10,289
02/28/25	$10,511	$10,540	$10,511
03/31/25	$10,536	$10,544	$10,535
04/30/25	$10,603	$10,586	$10,602
05/31/25	$10,495	$10,510	$10,493
06/30/25	$10,626	$10,671	$10,624

Average Annual Total Returns (%)

Name	1 Year	Since Inception 05/21/24
SPTB	5.32%	5.61%
Bloomberg U.S. Aggregate Bond Index	6.08%	6.03%
Bloomberg US Treasury Index	5.30%	5.60%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$91,461,516
  Number of Portfolio Holdings273
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$19,561

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasury Obligations	98.8%
Short-Term Investments	0.5%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.00%, due 02/15/34	1.0%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.0%
U.S. Treasury Notes, 3.88%, due 08/15/33	0.9%
U.S. Treasury Notes, 4.13%, due 11/15/32	0.9%
U.S. Treasury Notes, 3.50%, due 02/15/33	0.9%
U.S. Treasury Notes, 1.25%, due 08/15/31	0.8%
U.S. Treasury Notes, 3.38%, due 05/15/33	0.8%
U.S. Treasury Notes, 2.88%, due 05/15/32	0.8%
U.S. Treasury Notes, 2.75%, due 08/15/32	0.8%
U.S. Treasury Notes, 1.38%, due 11/15/31	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPTB

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPYX

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P 500 Fossil Fuel Reserves Free ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 500 Fossil Fuel Reserves Free ETF	$22	0.20%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Alphabet Inc. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion.

Energy sector stocks underperformed during the reporting period, in part due to concerns about global economic growth, a stabilized to declining price of oil, and a greater investor emphasis on tech and A.I. stocks. As a result, because the Fund underweights the energy sector due to its fossil fuel exclusions, the Fund slightly outperformed the S&P 500 Index's 15.16% return.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPYX	S&P 500 Index	S&P 500 Fossil Fuel Reserves Free Index
12/01/15	$10,000	$10,000	$9,872
11/30/15	$10,000	$10,000	$9,872
12/31/15	$9,870	$9,842	$9,872
01/31/16	$9,368	$9,354	$9,372
02/29/16	$9,359	$9,341	$9,362
03/31/16	$9,967	$9,975	$9,974
04/30/16	$9,954	$10,014	$9,963
05/31/16	$10,144	$10,193	$10,156
06/30/16	$10,148	$10,220	$10,161
07/31/16	$10,558	$10,597	$10,575
08/31/16	$10,576	$10,612	$10,593
09/30/16	$10,561	$10,614	$10,580
10/31/16	$10,381	$10,420	$10,400
11/30/16	$10,739	$10,806	$10,760
12/31/16	$10,948	$11,019	$10,972
01/31/17	$11,192	$11,228	$11,220
02/28/17	$11,671	$11,674	$11,703
03/31/17	$11,688	$11,688	$11,722
04/30/17	$11,828	$11,808	$11,865
05/31/17	$12,017	$11,974	$12,057
06/30/17	$12,099	$12,049	$12,141
07/31/17	$12,339	$12,297	$12,385
08/31/17	$12,404	$12,334	$12,453
09/30/17	$12,621	$12,589	$12,672
10/31/17	$12,920	$12,882	$12,976
11/30/17	$13,323	$13,277	$13,381
12/31/17	$13,453	$13,425	$13,514
01/31/18	$14,240	$14,194	$14,309
02/28/18	$13,762	$13,671	$13,831
03/31/18	$13,387	$13,323	$13,453
04/30/18	$13,389	$13,374	$13,458
05/31/18	$13,703	$13,696	$13,776
06/30/18	$13,752	$13,781	$13,828
07/31/18	$14,299	$14,294	$14,381
08/31/18	$14,812	$14,759	$14,901
09/30/18	$14,878	$14,843	$14,970
10/31/18	$13,856	$13,829	$13,941
11/30/18	$14,140	$14,111	$14,229
12/31/18	$12,869	$12,837	$12,951
01/31/19	$13,908	$13,865	$14,000
02/28/19	$14,342	$14,310	$14,440
03/31/19	$14,612	$14,588	$14,715
04/30/19	$15,238	$15,179	$15,349
05/31/19	$14,267	$14,215	$14,372
06/30/19	$15,271	$15,216	$15,387
07/31/19	$15,513	$15,435	$15,634
08/31/19	$15,295	$15,190	$15,418
09/30/19	$15,577	$15,475	$15,705
10/31/19	$15,943	$15,810	$16,078
11/30/19	$16,529	$16,384	$16,672
12/31/19	$17,006	$16,878	$17,157
01/31/20	$17,047	$16,872	$17,202
02/29/20	$15,672	$15,483	$15,813
03/31/20	$13,811	$13,570	$13,945
04/30/20	$15,529	$15,310	$15,685
05/31/20	$16,281	$16,039	$16,449
06/30/20	$16,611	$16,358	$16,785
07/31/20	$17,581	$17,281	$17,770
08/31/20	$18,869	$18,523	$19,077
09/30/20	$18,184	$17,819	$18,385
10/31/20	$17,703	$17,345	$17,901
11/30/20	$19,590	$19,244	$19,816
12/31/20	$20,334	$19,984	$20,573
01/31/21	$20,062	$19,782	$20,300
02/28/21	$20,610	$20,327	$20,857
03/31/21	$21,536	$21,218	$21,799
04/30/21	$22,708	$22,350	$22,991
05/31/21	$22,843	$22,506	$23,131
06/30/21	$23,353	$23,032	$23,654
07/31/21	$23,946	$23,579	$24,259
08/31/21	$24,692	$24,296	$25,021
09/30/21	$23,460	$23,166	$23,774
10/31/21	$25,078	$24,789	$25,421
11/30/21	$24,924	$24,617	$25,269
12/31/21	$26,046	$25,720	$26,413
01/31/22	$24,571	$24,389	$24,919
02/28/22	$23,766	$23,659	$24,106
03/31/22	$24,606	$24,537	$24,966
04/30/22	$22,407	$22,398	$22,733
05/31/22	$22,330	$22,439	$22,658
06/30/22	$20,549	$20,587	$20,856
07/31/22	$22,420	$22,485	$22,760
08/31/22	$21,448	$21,568	$21,777
09/30/22	$19,469	$19,581	$19,768
10/31/22	$20,920	$21,167	$21,244
11/30/22	$22,136	$22,350	$22,483
12/31/22	$20,837	$21,062	$21,165
01/31/23	$22,175	$22,385	$22,528
02/28/23	$21,678	$21,839	$22,026
03/31/23	$22,499	$22,641	$22,866
04/30/23	$22,815	$22,994	$23,191
05/31/23	$23,003	$23,094	$23,385
06/30/23	$24,530	$24,620	$24,942
07/31/23	$25,299	$25,411	$25,727
08/31/23	$24,868	$25,007	$25,289
09/30/23	$23,619	$23,814	$24,019
10/31/23	$23,173	$23,314	$23,570
11/30/23	$25,367	$25,443	$25,806
12/31/23	$26,537	$26,599	$27,003
01/31/24	$26,992	$27,046	$27,472
02/29/24	$28,426	$28,490	$28,937
03/31/24	$29,296	$29,406	$29,829
04/30/24	$28,053	$28,205	$28,568
05/31/24	$29,485	$29,604	$30,031
06/30/24	$30,590	$30,666	$31,163
07/31/24	$30,971	$31,039	$31,557
08/31/24	$31,745	$31,792	$32,352
09/30/24	$32,448	$32,471	$33,076
10/31/24	$32,132	$32,177	$32,759
11/30/24	$33,994	$34,066	$34,662
12/31/24	$33,220	$33,254	$33,880
01/31/25	$34,151	$34,180	$34,836
02/28/25	$33,661	$33,734	$34,342
03/31/25	$31,673	$31,833	$32,318
04/30/25	$31,562	$31,617	$32,212
05/31/25	$33,591	$33,607	$34,289
06/30/25	$35,274	$35,316	$36,015

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/01/15
SPYX	15.31%	16.25%	14.05%
S&P 500 Index	15.16%	16.64%	14.08%
S&P 500 Fossil Fuel Reserves Free Index	15.57%	16.50%	14.31%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,204,341,657
  Number of Portfolio Holdings495
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$3,984,285

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	13.0%
Software	11.7%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.7%
Capital Markets	3.3%
Pharmaceuticals	2.9%
Health Care Equipment & Supplies	2.4%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.5%
Microsoft Corp.	7.2%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	3.1%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR SPYX

SPDR S&P Capital Markets ETF

KCE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Capital Markets ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Capital Markets ETF	$41	0.35%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (AI), but the tariff fears and market uncertainty led a big shift toward gold as safe haven. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. The shift toward gold, and the start of loosening Bitcoin regulations by the government, impacted strong performance of the Capital Markets Index, returning over 34%, for the same period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	KCE	S&P 500 Index	S&P Capital Markets Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,942	$10,210	$9,944
08/31/15	$8,882	$9,594	$8,882
09/30/15	$8,226	$9,356	$8,224
10/31/15	$8,827	$10,145	$8,828
11/30/15	$9,257	$10,176	$9,261
12/31/15	$8,651	$10,015	$8,653
01/31/16	$7,347	$9,518	$7,346
02/29/16	$7,177	$9,505	$7,177
03/31/16	$7,838	$10,150	$7,844
04/30/16	$8,018	$10,189	$8,025
05/31/16	$8,299	$10,372	$8,311
06/30/16	$7,325	$10,399	$7,328
07/31/16	$7,944	$10,783	$7,951
08/31/16	$8,348	$10,798	$8,358
09/30/16	$8,252	$10,800	$8,263
10/31/16	$7,981	$10,603	$7,993
11/30/16	$9,097	$10,996	$9,120
12/31/16	$9,191	$11,213	$9,217
01/31/17	$9,418	$11,426	$9,449
02/28/17	$9,774	$11,879	$9,809
03/31/17	$9,645	$11,893	$9,669
04/30/17	$9,669	$12,015	$9,696
05/31/17	$9,570	$12,184	$9,599
06/30/17	$10,187	$12,260	$10,224
07/31/17	$10,574	$12,512	$10,617
08/31/17	$10,294	$12,551	$10,337
09/30/17	$10,928	$12,810	$10,980
10/31/17	$11,116	$13,109	$11,172
11/30/17	$11,803	$13,511	$11,869
12/31/17	$12,082	$13,661	$12,154
01/31/18	$12,570	$14,443	$12,650
02/28/18	$12,418	$13,911	$12,501
03/31/18	$12,332	$13,557	$12,419
04/30/18	$12,381	$13,609	$12,472
05/31/18	$12,578	$13,937	$12,674
06/30/18	$12,268	$14,023	$12,366
07/31/18	$12,538	$14,544	$12,635
08/31/18	$12,433	$15,018	$12,534
09/30/18	$11,974	$15,104	$12,069
10/31/18	$11,084	$14,072	$11,174
11/30/18	$11,361	$14,358	$11,457
12/31/18	$10,260	$13,062	$10,351
01/31/19	$11,148	$14,109	$11,236
02/28/19	$11,759	$14,562	$11,857
03/31/19	$11,488	$14,845	$11,585
04/30/19	$12,393	$15,446	$12,503
05/31/19	$11,375	$14,464	$11,476
06/30/19	$12,040	$15,483	$12,153
07/31/19	$12,352	$15,706	$12,471
08/31/19	$11,700	$15,457	$11,814
09/30/19	$11,946	$15,746	$12,068
10/31/19	$12,170	$16,087	$12,299
11/30/19	$12,958	$16,671	$13,068
12/31/19	$13,044	$17,175	$13,159
01/31/20	$13,309	$17,168	$13,431
02/29/20	$12,235	$15,755	$12,344
03/31/20	$10,076	$13,809	$10,175
04/30/20	$11,491	$15,579	$11,610
05/31/20	$12,187	$16,321	$12,320
06/30/20	$12,513	$16,645	$12,652
07/31/20	$12,907	$17,584	$12,947
08/31/20	$13,427	$18,848	$13,444
09/30/20	$12,982	$18,132	$13,000
10/31/20	$13,548	$17,650	$13,572
11/30/20	$15,479	$19,582	$15,515
12/31/20	$17,016	$20,334	$17,068
01/31/21	$16,817	$20,129	$16,873
02/28/21	$18,184	$20,684	$18,251
03/31/21	$19,121	$21,590	$19,199
04/30/21	$20,350	$22,742	$20,441
05/31/21	$21,043	$22,901	$21,145
06/30/21	$21,426	$23,436	$21,540
07/31/21	$21,731	$23,993	$21,848
08/31/21	$22,682	$24,722	$22,813
09/30/21	$21,770	$23,572	$21,901
10/31/21	$24,378	$25,224	$24,536
11/30/21	$23,413	$25,049	$23,568
12/31/21	$23,841	$26,172	$24,009
01/31/22	$21,938	$24,817	$22,094
02/28/22	$21,214	$24,074	$21,369
03/31/22	$21,099	$24,968	$21,261
04/30/22	$18,264	$22,791	$18,408
05/31/22	$18,973	$22,833	$19,131
06/30/22	$16,965	$20,948	$17,111
07/31/22	$18,974	$22,879	$19,147
08/31/22	$18,594	$21,946	$18,767
09/30/22	$16,735	$19,925	$16,890
10/31/22	$18,572	$21,538	$18,754
11/30/22	$19,914	$22,742	$20,119
12/31/22	$18,550	$21,432	$18,738
01/31/23	$21,029	$22,778	$21,258
02/28/23	$20,721	$22,223	$20,951
03/31/23	$19,669	$23,038	$19,890
04/30/23	$19,342	$23,398	$19,563
05/31/23	$18,727	$23,500	$18,944
06/30/23	$20,169	$25,053	$20,410
07/31/23	$21,794	$25,857	$22,063
08/31/23	$21,352	$25,446	$21,620
09/30/23	$20,727	$24,232	$20,989
10/31/23	$19,618	$23,723	$19,869
11/30/23	$21,798	$25,889	$22,088
12/31/23	$24,509	$27,066	$24,852
01/31/24	$23,999	$27,520	$24,339
02/29/24	$25,469	$28,990	$25,835
03/31/24	$26,704	$29,923	$27,091
04/30/24	$25,671	$28,700	$26,031
05/31/24	$26,866	$30,124	$27,246
06/30/24	$26,753	$31,204	$27,136
07/31/24	$29,350	$31,584	$29,780
08/31/24	$29,457	$32,350	$29,895
09/30/24	$30,461	$33,041	$30,921
10/31/24	$32,139	$32,742	$32,637
11/30/24	$36,077	$34,664	$36,651
12/31/24	$33,698	$33,837	$34,244
01/31/25	$35,795	$34,780	$36,385
02/28/25	$33,883	$34,326	$34,447
03/31/25	$31,068	$32,392	$31,593
04/30/25	$30,568	$32,172	$31,090
05/31/25	$33,194	$34,197	$33,773
06/30/25	$35,785	$35,936	$36,430

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
KCE	33.76%	23.39%	13.60%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Capital Markets Select Industry Index	34.25%	23.56%	13.80%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$496,645,154
  Number of Portfolio Holdings64
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$1,709,400

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Asset Management & Custody Banks	45.5%
Investment Banking & Brokerage	32.4%
Financial Exchanges & Data	22.0%

Top Ten Holdings

Holdings	%
Coinbase Global, Inc., Class A	2.2%
Robinhood Markets, Inc., Class A	2.0%
Northern Trust Corp.	1.9%
Goldman Sachs Group, Inc.	1.8%
WisdomTree, Inc.	1.8%
Virtu Financial, Inc., Class A	1.7%
Lazard, Inc.	1.7%
State Street Corp.	1.7%
Evercore, Inc., Class A	1.7%
Interactive Brokers Group, Inc., Class A	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR KCE

SPDR S&P Health Care Equipment ETF

XHE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Health Care Equipment ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Health Care Equipment ETF	$34	0.35%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the uncertainty of how the government would handle healthcare had a volatile impact on healthcare companies. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.  Although the healthcare equipment Index enjoyed a partial rebound, it still finished the period in slightly negative territory.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XHE	S&P 500 Index	S&P Health Care Equipment Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,448	$10,210	$10,450
08/31/15	$10,001	$9,594	$10,004
09/30/15	$9,222	$9,356	$9,225
10/31/15	$9,582	$10,145	$9,588
11/30/15	$10,100	$10,176	$10,107
12/31/15	$10,077	$10,015	$10,106
01/31/16	$8,974	$9,518	$8,997
02/29/16	$9,132	$9,505	$9,158
03/31/16	$9,700	$10,150	$9,729
04/30/16	$10,024	$10,189	$10,054
05/31/16	$10,143	$10,372	$10,175
06/30/16	$10,791	$10,399	$10,828
07/31/16	$11,396	$10,783	$11,439
08/31/16	$11,752	$10,798	$11,798
09/30/16	$11,807	$10,800	$11,858
10/31/16	$10,907	$10,603	$10,955
11/30/16	$11,168	$10,996	$11,221
12/31/16	$11,352	$11,213	$11,408
01/31/17	$11,806	$11,426	$11,868
02/28/17	$12,480	$11,879	$12,549
03/31/17	$12,820	$11,893	$12,894
04/30/17	$13,281	$12,015	$13,362
05/31/17	$13,177	$12,184	$13,262
06/30/17	$13,973	$12,260	$14,067
07/31/17	$13,813	$12,512	$13,910
08/31/17	$14,014	$12,551	$14,116
09/30/17	$14,295	$12,810	$14,403
10/31/17	$14,602	$13,109	$14,717
11/30/17	$15,187	$13,511	$15,311
12/31/17	$14,757	$13,661	$14,882
01/31/18	$15,942	$14,443	$16,082
02/28/18	$15,457	$13,911	$15,596
03/31/18	$15,958	$13,557	$16,106
04/30/18	$16,298	$13,609	$16,454
05/31/18	$17,694	$13,937	$17,869
06/30/18	$17,977	$14,023	$18,157
07/31/18	$18,537	$14,544	$18,723
08/31/18	$20,264	$15,018	$20,471
09/30/18	$20,173	$15,104	$20,383
10/31/18	$17,731	$14,072	$17,916
11/30/18	$17,920	$14,358	$18,111
12/31/18	$16,127	$13,062	$16,306
01/31/19	$17,609	$14,109	$17,808
02/28/19	$18,447	$14,562	$18,657
03/31/19	$18,475	$14,845	$18,686
04/30/19	$17,866	$15,446	$18,072
05/31/19	$17,196	$14,464	$17,398
06/30/19	$18,839	$15,483	$19,066
07/31/19	$19,143	$15,706	$19,379
08/31/19	$18,352	$15,457	$18,584
09/30/19	$17,980	$15,746	$18,213
10/31/19	$18,179	$16,087	$18,420
11/30/19	$19,638	$16,671	$19,904
12/31/19	$19,737	$17,175	$20,011
01/31/20	$19,624	$17,168	$19,902
02/29/20	$18,401	$15,755	$18,666
03/31/20	$16,513	$13,809	$16,756
04/30/20	$19,225	$15,579	$19,513
05/31/20	$20,255	$16,321	$20,565
06/30/20	$20,537	$16,645	$20,860
07/31/20	$21,942	$17,584	$22,289
08/31/20	$22,271	$18,848	$22,629
09/30/20	$22,397	$18,132	$22,765
10/31/20	$22,429	$17,650	$22,804
11/30/20	$24,355	$19,582	$24,768
12/31/20	$26,190	$20,334	$26,644
01/31/21	$27,236	$20,129	$27,715
02/28/21	$27,710	$20,684	$28,204
03/31/21	$27,476	$21,590	$27,977
04/30/21	$28,960	$22,742	$29,495
05/31/21	$27,840	$22,901	$28,360
06/30/21	$29,697	$23,436	$30,261
07/31/21	$29,884	$23,993	$30,459
08/31/21	$30,124	$24,722	$30,713
09/30/21	$28,768	$23,572	$29,338
10/31/21	$28,952	$25,224	$29,529
11/30/21	$25,993	$25,049	$26,515
12/31/21	$27,024	$26,172	$27,575
01/31/22	$23,859	$24,817	$24,349
02/28/22	$25,126	$24,074	$25,640
03/31/22	$25,756	$24,968	$26,285
04/30/22	$21,924	$22,791	$22,374
05/31/22	$20,931	$22,833	$21,362
06/30/22	$19,546	$20,948	$19,954
07/31/22	$21,513	$22,879	$21,963
08/31/22	$21,307	$21,946	$21,753
09/30/22	$19,612	$19,925	$20,026
10/31/22	$20,345	$21,538	$20,782
11/30/22	$21,121	$22,742	$21,580
12/31/22	$20,678	$21,432	$21,133
01/31/23	$22,028	$22,778	$22,519
02/28/23	$21,420	$22,223	$21,901
03/31/23	$21,561	$23,038	$22,051
04/30/23	$22,495	$23,398	$23,013
05/31/23	$21,448	$23,500	$21,947
06/30/23	$22,626	$25,053	$23,159
07/31/23	$22,629	$25,857	$23,168
08/31/23	$19,990	$25,446	$20,471
09/30/23	$17,965	$24,232	$18,401
10/31/23	$15,687	$23,723	$16,069
11/30/23	$17,270	$25,889	$17,698
12/31/23	$19,443	$27,066	$19,936
01/31/24	$19,316	$27,520	$19,810
02/29/24	$19,482	$28,990	$19,987
03/31/24	$20,247	$29,923	$20,779
04/30/24	$18,885	$28,700	$19,384
05/31/24	$19,813	$30,124	$20,344
06/30/24	$19,441	$31,204	$19,967
07/31/24	$19,680	$31,584	$20,219
08/31/24	$20,669	$32,350	$21,242
09/30/24	$20,810	$33,041	$21,394
10/31/24	$20,190	$32,742	$20,763
11/30/24	$21,628	$34,664	$22,244
12/31/24	$20,432	$33,837	$21,019
01/31/25	$21,850	$34,780	$22,486
02/28/25	$20,421	$34,326	$21,019
03/31/25	$18,969	$32,392	$19,528
04/30/25	$18,210	$32,172	$18,749
05/31/25	$18,718	$34,197	$19,278
06/30/25	$18,740	$35,936	$19,306

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XHE	(3.61%)	(1.82%)	6.48%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Health Care Equipment Select Industry Index	(3.31%)	(1.54%)	6.80%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$166,723,470
  Number of Portfolio Holdings66
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$717,184

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Health Care Equipment	76.5%
Health Care Supplies	23.3%

Top Ten Holdings

Holdings	%
Boston Scientific Corp.	2.0%
Dexcom, Inc.	1.9%
iRhythm Technologies, Inc.	1.9%
Haemonetics Corp.	1.9%
UFP Technologies, Inc.	1.9%
Glaukos Corp.	1.9%
Intuitive Surgical, Inc.	1.9%
Insulet Corp.	1.9%
Stryker Corp.	1.9%
Edwards Lifesciences Corp.	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XHE

SPDR S&P Health Care Services ETF

XHS

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Health Care Services ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Health Care Services ETF	$37	0.35%

How did the Fund perform last year and what affected its performance?

During the reporting period, Health Care Services stocks experienced modest positive returns. Continued expansion and adoption of subscription-based and online health care services were the main drivers of the performance of these companies.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XHS	S&P 500 Index	S&P Health Care Services Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,009	$10,210	$10,012
08/31/15	$9,470	$9,594	$9,474
09/30/15	$8,701	$9,356	$8,707
10/31/15	$8,749	$10,145	$8,758
11/30/15	$8,937	$10,176	$8,948
12/31/15	$8,824	$10,015	$8,841
01/31/16	$8,102	$9,518	$8,118
02/29/16	$8,046	$9,505	$8,063
03/31/16	$8,526	$10,150	$8,550
04/30/16	$8,901	$10,189	$8,929
05/31/16	$8,834	$10,372	$8,863
06/30/16	$8,826	$10,399	$8,856
07/31/16	$9,073	$10,783	$9,106
08/31/16	$8,464	$10,798	$8,496
09/30/16	$8,501	$10,800	$8,534
10/31/16	$7,772	$10,603	$7,802
11/30/16	$8,003	$10,996	$8,037
12/31/16	$8,101	$11,213	$8,138
01/31/17	$8,527	$11,426	$8,569
02/28/17	$9,037	$11,879	$9,085
03/31/17	$8,963	$11,893	$9,012
04/30/17	$9,055	$12,015	$9,107
05/31/17	$9,277	$12,184	$9,334
06/30/17	$9,946	$12,260	$10,010
07/31/17	$9,468	$12,512	$9,531
08/31/17	$9,341	$12,551	$9,406
09/30/17	$9,439	$12,810	$9,506
10/31/17	$9,138	$13,109	$9,205
11/30/17	$9,405	$13,511	$9,475
12/31/17	$9,488	$13,661	$9,563
01/31/18	$10,263	$14,443	$10,348
02/28/18	$9,857	$13,911	$9,941
03/31/18	$9,677	$13,557	$9,762
04/30/18	$10,062	$13,609	$10,155
05/31/18	$10,431	$13,937	$10,530
06/30/18	$10,728	$14,023	$10,833
07/31/18	$11,097	$14,544	$11,209
08/31/18	$11,796	$15,018	$11,920
09/30/18	$11,825	$15,104	$11,953
10/31/18	$11,072	$14,072	$11,193
11/30/18	$11,647	$14,358	$11,780
12/31/18	$9,736	$13,062	$9,851
01/31/19	$10,781	$14,109	$10,913
02/28/19	$10,623	$14,562	$10,756
03/31/19	$10,007	$14,845	$10,135
04/30/19	$9,927	$15,446	$10,057
05/31/19	$9,627	$14,464	$9,755
06/30/19	$10,343	$15,483	$10,486
07/31/19	$10,603	$15,706	$10,753
08/31/19	$9,946	$15,457	$10,088
09/30/19	$9,696	$15,746	$9,836
10/31/19	$10,063	$16,087	$10,212
11/30/19	$11,246	$16,671	$11,417
12/31/19	$11,560	$17,175	$11,741
01/31/20	$11,435	$17,168	$11,617
02/29/20	$10,723	$15,755	$10,895
03/31/20	$9,170	$13,809	$9,318
04/30/20	$10,172	$15,579	$10,337
05/31/20	$11,110	$16,321	$11,296
06/30/20	$10,826	$16,645	$11,011
07/31/20	$12,084	$17,584	$12,295
08/31/20	$12,390	$18,848	$12,610
09/30/20	$12,312	$18,132	$12,535
10/31/20	$12,490	$17,650	$12,720
11/30/20	$14,273	$19,582	$14,542
12/31/20	$15,413	$20,334	$15,711
01/31/21	$16,415	$20,129	$16,738
02/28/21	$16,200	$20,684	$16,522
03/31/21	$16,929	$21,590	$17,271
04/30/21	$17,515	$22,742	$17,863
05/31/21	$17,942	$22,901	$18,304
06/30/21	$18,235	$23,436	$18,608
07/31/21	$17,843	$23,993	$18,188
08/31/21	$17,741	$24,722	$18,091
09/30/21	$16,616	$23,572	$16,948
10/31/21	$16,915	$25,224	$17,258
11/30/21	$15,680	$25,049	$16,001
12/31/21	$16,927	$26,172	$17,281
01/31/22	$14,659	$24,817	$14,967
02/28/22	$15,153	$24,074	$15,477
03/31/22	$16,163	$24,968	$16,514
04/30/22	$13,947	$22,791	$14,252
05/31/22	$13,819	$22,833	$14,124
06/30/22	$13,146	$20,948	$13,430
07/31/22	$15,177	$22,879	$15,510
08/31/22	$14,818	$21,946	$15,146
09/30/22	$14,020	$19,925	$14,332
10/31/22	$14,677	$21,538	$15,009
11/30/22	$14,328	$22,742	$14,656
12/31/22	$13,566	$21,432	$13,880
01/31/23	$14,810	$22,778	$15,157
02/28/23	$14,559	$22,223	$14,883
03/31/23	$13,836	$23,038	$14,147
04/30/23	$14,329	$23,398	$14,648
05/31/23	$13,818	$23,500	$14,129
06/30/23	$15,001	$25,053	$15,344
07/31/23	$15,037	$25,857	$15,385
08/31/23	$14,255	$25,446	$14,589
09/30/23	$13,339	$24,232	$13,649
10/31/23	$12,713	$23,723	$13,012
11/30/23	$13,579	$25,889	$13,895
12/31/23	$14,261	$27,066	$14,598
01/31/24	$13,922	$27,520	$14,256
02/29/24	$14,480	$28,990	$14,831
03/31/24	$15,214	$29,923	$15,586
04/30/24	$14,179	$28,700	$14,527
05/31/24	$14,765	$30,124	$15,130
06/30/24	$14,452	$31,204	$14,813
07/31/24	$15,868	$31,584	$16,269
08/31/24	$15,890	$32,350	$16,293
09/30/24	$15,583	$33,041	$15,979
10/31/24	$14,845	$32,742	$15,225
11/30/24	$15,738	$34,664	$16,146
12/31/24	$14,526	$33,837	$14,901
01/31/25	$16,416	$34,780	$16,847
02/28/25	$15,715	$34,326	$16,132
03/31/25	$15,770	$32,392	$16,194
04/30/25	$15,413	$32,172	$15,832
05/31/25	$15,664	$34,197	$16,094
06/30/25	$16,034	$35,936	$16,479

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XHS	10.94%	8.17%	4.83%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Health Care Services Select Industry Index	11.25%	8.40%	5.12%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$85,607,835
  Number of Portfolio Holdings62
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid$287,672

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Health Care Services	48.5%
Health Care Facilities	23.1%
Managed Health Care	17.1%
Health Care Distributors	11.3%

Top Ten Holdings

Holdings	%
GeneDx Holdings Corp.	2.5%
Cardinal Health, Inc.	2.1%
Tenet Healthcare Corp.	2.1%
AdaptHealth Corp.	2.1%
BrightSpring Health Services, Inc.	2.1%
Cigna Group	2.0%
Guardant Health, Inc.	2.0%
Humana, Inc.	2.0%
Universal Health Services, Inc., Class B	2.0%
CVS Health Corp.	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XHS

SPDR S&P Insurance ETF

KIE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Insurance ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Insurance ETF	$39	0.35%

How did the Fund perform last year and what affected its performance?

During the reporting period, insurance company stocks benefitted from current market conditions. Insurance premiums have been on the rise and the high-interest rate environment has helped insurance companies generate strong returns on the premiums they are collecting.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	KIE	S&P 500 Index	S&P Insurance Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,524	$10,210	$10,528
08/31/15	$10,050	$9,594	$10,056
09/30/15	$9,955	$9,356	$9,963
10/31/15	$10,498	$10,145	$10,510
11/30/15	$10,676	$10,176	$10,691
12/31/15	$10,308	$10,015	$10,328
01/31/16	$9,729	$9,518	$9,749
02/29/16	$9,647	$9,505	$9,669
03/31/16	$10,306	$10,150	$10,336
04/30/16	$10,398	$10,189	$10,431
05/31/16	$10,876	$10,372	$10,914
06/30/16	$10,637	$10,399	$10,675
07/31/16	$10,747	$10,783	$10,788
08/31/16	$11,193	$10,798	$11,241
09/30/16	$11,129	$10,800	$11,179
10/31/16	$11,154	$10,603	$11,208
11/30/16	$12,109	$10,996	$12,173
12/31/16	$12,509	$11,213	$12,581
01/31/17	$12,581	$11,426	$12,657
02/28/17	$13,176	$11,879	$13,260
03/31/17	$13,013	$11,893	$13,099
04/30/17	$13,092	$12,015	$13,182
05/31/17	$13,107	$12,184	$13,199
06/30/17	$13,394	$12,260	$13,492
07/31/17	$13,903	$12,512	$14,005
08/31/17	$13,437	$12,551	$13,540
09/30/17	$13,734	$12,810	$13,844
10/31/17	$14,046	$13,109	$14,165
11/30/17	$14,266	$13,511	$14,391
12/31/17	$14,124	$13,661	$14,253
01/31/18	$14,515	$14,443	$14,653
02/28/18	$14,004	$13,911	$14,140
03/31/18	$14,343	$13,557	$14,489
04/30/18	$14,268	$13,609	$14,417
05/31/18	$14,056	$13,937	$14,207
06/30/18	$13,833	$14,023	$13,985
07/31/18	$14,709	$14,544	$14,876
08/31/18	$14,873	$15,018	$15,048
09/30/18	$14,935	$15,104	$15,113
10/31/18	$13,985	$14,072	$14,154
11/30/18	$14,422	$14,358	$14,601
12/31/18	$13,292	$13,062	$13,459
01/31/19	$14,247	$14,109	$14,431
02/28/19	$14,829	$14,562	$15,026
03/31/19	$14,541	$14,845	$14,737
04/30/19	$15,635	$15,446	$15,853
05/31/19	$15,274	$14,464	$15,490
06/30/19	$16,069	$15,483	$16,302
07/31/19	$16,369	$15,706	$16,613
08/31/19	$15,925	$15,457	$16,166
09/30/19	$16,721	$15,746	$16,983
10/31/19	$16,317	$16,087	$16,577
11/30/19	$16,830	$16,671	$17,104
12/31/19	$16,898	$17,175	$17,181
01/31/20	$16,908	$17,168	$17,196
02/29/20	$15,142	$15,755	$15,400
03/31/20	$11,964	$13,809	$12,174
04/30/20	$12,504	$15,579	$12,728
05/31/20	$12,995	$16,321	$13,233
06/30/20	$13,178	$16,645	$13,422
07/31/20	$13,737	$17,584	$13,997
08/31/20	$14,198	$18,848	$14,471
09/30/20	$13,574	$18,132	$13,834
10/31/20	$13,753	$17,650	$14,020
11/30/20	$15,746	$19,582	$16,060
12/31/20	$16,367	$20,334	$16,701
01/31/21	$15,680	$20,129	$16,004
02/28/21	$17,038	$20,684	$17,396
03/31/21	$17,927	$21,590	$18,311
04/30/21	$19,229	$22,742	$19,648
05/31/21	$19,482	$22,901	$19,913
06/30/21	$18,982	$23,436	$19,405
07/31/21	$18,759	$23,993	$19,184
08/31/21	$19,507	$24,722	$19,955
09/30/21	$18,683	$23,572	$19,115
10/31/21	$19,938	$25,224	$20,408
11/30/21	$18,912	$25,049	$19,360
12/31/21	$20,077	$26,172	$20,564
01/31/22	$19,908	$24,817	$20,396
02/28/22	$19,887	$24,074	$20,380
03/31/22	$20,965	$24,968	$21,497
04/30/22	$19,433	$22,791	$19,928
05/31/22	$20,008	$22,833	$20,527
06/30/22	$18,980	$20,948	$19,480
07/31/22	$19,107	$22,879	$19,615
08/31/22	$19,090	$21,946	$19,602
09/30/22	$18,200	$19,925	$18,689
10/31/22	$20,830	$21,538	$21,402
11/30/22	$21,477	$22,742	$22,075
12/31/22	$20,767	$21,432	$21,351
01/31/23	$22,033	$22,778	$22,660
02/28/23	$21,957	$22,223	$22,587
03/31/23	$20,049	$23,038	$20,628
04/30/23	$20,582	$23,398	$21,183
05/31/23	$19,420	$23,500	$19,991
06/30/23	$20,880	$25,053	$21,503
07/31/23	$21,712	$25,857	$22,366
08/31/23	$21,727	$25,446	$22,388
09/30/23	$21,807	$24,232	$22,478
10/31/23	$21,894	$23,723	$22,575
11/30/23	$23,200	$25,889	$23,930
12/31/23	$23,287	$27,066	$24,028
01/31/24	$24,485	$27,520	$25,272
02/29/24	$25,635	$28,990	$26,469
03/31/24	$26,953	$29,923	$27,843
04/30/24	$25,117	$28,700	$25,951
05/31/24	$26,488	$30,124	$27,377
06/30/24	$25,897	$31,204	$26,773
07/31/24	$28,139	$31,584	$29,101
08/31/24	$29,331	$32,350	$30,345
09/30/24	$29,532	$33,041	$30,563
10/31/24	$29,187	$32,742	$30,215
11/30/24	$32,241	$34,664	$33,389
12/31/24	$29,577	$33,837	$30,636
01/31/25	$30,240	$34,780	$31,334
02/28/25	$31,449	$34,326	$32,592
03/31/25	$31,842	$32,392	$33,011
04/30/25	$30,091	$32,172	$31,202
05/31/25	$31,112	$34,197	$32,271
06/30/25	$31,500	$35,936	$32,684

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
KIE	21.64%	19.04%	12.16%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Insurance Select Industry Index	22.08%	19.48%	12.57%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$892,895,340
  Number of Portfolio Holdings56
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$3,229,707

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Property & Casualty Insurance	54.6%
Life & Health Insurance	23.2%
Insurance Brokers	14.8%
Reinsurance	7.2%

Top Ten Holdings

Holdings	%
Oscar Health, Inc., Class A	2.7%
Genworth Financial, Inc.	2.0%
Baldwin Insurance Group, Inc.	1.9%
Brown & Brown, Inc.	1.9%
Primerica, Inc.	1.9%
Kinsale Capital Group, Inc.	1.9%
First American Financial Corp.	1.9%
Old Republic International Corp.	1.9%
Lincoln National Corp.	1.9%
Ryan Specialty Holdings, Inc.	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR KIE

SPDR S&P Metals & Mining ETF

XME

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Metals & Mining ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Metals & Mining ETF	$37	0.35%

How did the Fund perform last year and what affected its performance?

Metals & Mining stocks experience positive returns during the reporting period. Commodity prices were elevated over this time period, and this industry benefitted as demand for metals such as copper, silver, and gold increased.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XME	S&P 500 Index	S&P Metals & Mining Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$8,315	$10,210	$8,313
08/31/15	$8,444	$9,594	$8,440
09/30/15	$6,923	$9,356	$6,907
10/31/15	$7,130	$10,145	$7,109
11/30/15	$6,650	$10,176	$6,619
12/31/15	$6,242	$10,015	$6,208
01/31/16	$5,804	$9,518	$5,764
02/29/16	$6,972	$9,505	$6,887
03/31/16	$8,576	$10,150	$8,472
04/30/16	$10,322	$10,189	$10,199
05/31/16	$9,231	$10,372	$9,120
06/30/16	$10,253	$10,399	$10,132
07/31/16	$12,213	$10,783	$12,073
08/31/16	$10,810	$10,798	$10,686
09/30/16	$11,196	$10,800	$11,075
10/31/16	$10,738	$10,603	$10,623
11/30/16	$13,141	$10,996	$13,005
12/31/16	$12,868	$11,213	$12,738
01/31/17	$14,106	$11,426	$13,969
02/28/17	$13,676	$11,879	$13,546
03/31/17	$12,874	$11,893	$12,754
04/30/17	$12,623	$12,015	$12,507
05/31/17	$12,240	$12,184	$12,130
06/30/17	$12,706	$12,260	$12,596
07/31/17	$13,336	$12,512	$13,224
08/31/17	$13,748	$12,551	$13,637
09/30/17	$13,665	$12,810	$13,559
10/31/17	$13,456	$13,109	$13,355
11/30/17	$13,563	$13,511	$13,466
12/31/17	$15,459	$13,661	$15,366
01/31/18	$15,808	$14,443	$15,716
02/28/18	$15,437	$13,911	$15,351
03/31/18	$14,595	$13,557	$14,504
04/30/18	$14,986	$13,609	$14,898
05/31/18	$16,059	$13,937	$15,971
06/30/18	$15,376	$14,023	$15,294
07/31/18	$15,575	$14,544	$15,493
08/31/18	$14,710	$15,018	$14,635
09/30/18	$14,831	$15,104	$14,759
10/31/18	$13,290	$14,072	$13,227
11/30/18	$12,594	$14,358	$12,535
12/31/18	$11,415	$13,062	$11,363
01/31/19	$13,363	$14,109	$13,310
02/28/19	$13,468	$14,562	$13,418
03/31/19	$13,002	$14,845	$12,959
04/30/19	$12,614	$15,446	$12,574
05/31/19	$10,680	$14,464	$10,645
06/30/19	$12,570	$15,483	$12,538
07/31/19	$12,390	$15,706	$12,360
08/31/19	$11,297	$15,457	$11,270
09/30/19	$11,316	$15,746	$11,293
10/31/19	$11,684	$16,087	$11,663
11/30/19	$12,274	$16,671	$12,256
12/31/19	$13,060	$17,175	$13,047
01/31/20	$11,110	$17,168	$11,098
02/29/20	$9,890	$15,755	$9,880
03/31/20	$7,251	$13,809	$7,244
04/30/20	$8,664	$15,579	$8,660
05/31/20	$9,349	$16,321	$9,346
06/30/20	$9,556	$16,645	$9,558
07/31/20	$10,310	$17,584	$10,316
08/31/20	$11,166	$18,848	$11,177
09/30/20	$10,498	$18,132	$10,510
10/31/20	$11,027	$17,650	$11,042
11/30/20	$13,230	$19,582	$13,257
12/31/20	$15,152	$20,334	$15,192
01/31/21	$14,662	$20,129	$14,705
02/28/21	$16,262	$20,684	$16,316
03/31/21	$18,107	$21,590	$18,176
04/30/21	$18,403	$22,742	$18,479
05/31/21	$21,090	$22,901	$21,189
06/30/21	$19,577	$23,436	$19,675
07/31/21	$20,447	$23,993	$20,556
08/31/21	$20,152	$24,722	$20,266
09/30/21	$19,005	$23,572	$19,117
10/31/21	$19,884	$25,224	$20,007
11/30/21	$18,768	$25,049	$18,888
12/31/21	$20,443	$26,172	$20,582
01/31/22	$19,073	$24,817	$19,206
02/28/22	$24,051	$24,074	$24,234
03/31/22	$28,027	$24,968	$28,256
04/30/22	$25,682	$22,791	$25,898
05/31/22	$24,503	$22,833	$24,712
06/30/22	$19,944	$20,948	$20,109
07/31/22	$22,160	$22,879	$22,350
08/31/22	$22,554	$21,946	$22,752
09/30/22	$19,594	$19,925	$19,761
10/31/22	$22,354	$21,538	$22,557
11/30/22	$24,881	$22,742	$25,121
12/31/22	$23,129	$21,432	$23,354
01/31/23	$26,526	$22,778	$26,793
02/28/23	$26,098	$22,223	$26,367
03/31/23	$24,767	$23,038	$25,027
04/30/23	$23,025	$23,398	$23,271
05/31/23	$20,743	$23,500	$20,969
06/30/23	$23,752	$25,053	$24,023
07/31/23	$25,193	$25,857	$25,482
08/31/23	$24,356	$25,446	$24,642
09/30/23	$24,614	$24,232	$24,908
10/31/23	$23,208	$23,723	$23,490
11/30/23	$25,671	$25,889	$25,994
12/31/23	$28,105	$27,066	$28,473
01/31/24	$26,871	$27,520	$27,229
02/29/24	$26,560	$28,990	$26,920
03/31/24	$28,364	$29,923	$28,761
04/30/24	$27,911	$28,700	$28,309
05/31/24	$30,329	$30,124	$30,772
06/30/24	$27,987	$31,204	$28,399
07/31/24	$29,902	$31,584	$30,353
08/31/24	$28,230	$32,350	$28,662
09/30/24	$30,080	$33,041	$30,554
10/31/24	$30,024	$32,742	$30,506
11/30/24	$32,441	$34,664	$32,973
12/31/24	$26,826	$33,837	$27,267
01/31/25	$28,024	$34,780	$28,494
02/28/25	$27,463	$34,326	$27,929
03/31/25	$26,494	$32,392	$26,953
04/30/25	$26,678	$32,172	$27,148
05/31/25	$28,440	$34,197	$28,951
06/30/25	$31,848	$35,936	$32,427

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XME	13.80%	27.22%	12.28%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Metals & Mining Select Industry Index	14.18%	27.68%	12.48%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,888,279,029
  Number of Portfolio Holdings32
  Portfolio Turnover Rate48%
  Total Advisory Fees Paid$5,946,222

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Steel	42.2%
Coal & Consumable Fuels	16.7%
Gold	14.8%
Diversified Metals & Mining	8.6%
Aluminum	8.2%
Silver	4.8%
Copper	4.7%

Top Ten Holdings

Holdings	%
Warrior Met Coal, Inc.	5.1%
Core Natural Resources, Inc.	4.9%
Cleveland-Cliffs, Inc.	4.9%
Carpenter Technology Corp.	4.8%
Hecla Mining Co.	4.8%
Reliance, Inc.	4.8%
Nucor Corp.	4.8%
Royal Gold, Inc.	4.7%
Alcoa Corp.	4.7%
Newmont Corp.	4.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XME

SPDR S&P Oil & Gas Equipment & Services ETF

XES

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Oil & Gas Equipment & Services ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Oil & Gas Equipment & Services ETF	$30	0.35%

How did the Fund perform last year and what affected its performance?

For the 12-month period ending June 30, 2025, the oil and gas equipment and services sector faced a difficult environment marked by volatile crude prices, cautious upstream capital spending, and declining rig activity. Despite a resilient U.S. economy, the sector underperformed as service providers contended with margin pressures and subdued demand for drilling and production support.

On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Archrock Inc., Solaris Energy Infrastructure Inc., and TechnipFMC Plc. The top negative contributors to the Fund’s performance during the reporting period were Transocean Ltd. , Helmerich & Payne, Inc., and Weatherford International Plc.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XES	S&P 500 Index	S&P Oil & Gas Equipment & Services Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$8,326	$10,210	$8,324
08/31/15	$8,338	$9,594	$8,337
09/30/15	$6,862	$9,356	$6,854
10/31/15	$7,704	$10,145	$7,697
11/30/15	$7,974	$10,176	$7,968
12/31/15	$6,813	$10,015	$6,806
01/31/16	$6,005	$9,518	$5,999
02/29/16	$5,826	$9,505	$5,821
03/31/16	$6,735	$10,150	$6,736
04/30/16	$7,602	$10,189	$7,603
05/31/16	$7,060	$10,372	$7,062
06/30/16	$7,313	$10,399	$7,317
07/31/16	$6,906	$10,783	$6,911
08/31/16	$6,843	$10,798	$6,850
09/30/16	$7,437	$10,800	$7,448
10/31/16	$6,899	$10,603	$6,910
11/30/16	$8,283	$10,996	$8,301
12/31/16	$8,737	$11,213	$8,759
01/31/17	$8,790	$11,426	$8,815
02/28/17	$8,382	$11,879	$8,407
03/31/17	$7,870	$11,893	$7,895
04/30/17	$6,950	$12,015	$6,972
05/31/17	$6,297	$12,184	$6,319
06/30/17	$6,078	$12,260	$6,099
07/31/17	$6,017	$12,512	$6,039
08/31/17	$5,294	$12,551	$5,309
09/30/17	$6,580	$12,810	$6,609
10/31/17	$6,123	$13,109	$6,149
11/30/17	$6,292	$13,511	$6,317
12/31/17	$6,819	$13,661	$6,848
01/31/18	$6,971	$14,443	$7,001
02/28/18	$5,838	$13,911	$5,863
03/31/18	$5,811	$13,557	$5,836
04/30/18	$6,799	$13,609	$6,831
05/31/18	$6,894	$13,937	$6,927
06/30/18	$6,776	$14,023	$6,809
07/31/18	$6,814	$14,544	$6,848
08/31/18	$6,487	$15,018	$6,521
09/30/18	$6,682	$15,104	$6,720
10/31/18	$5,429	$14,072	$5,459
11/30/18	$4,742	$14,358	$4,768
12/31/18	$3,610	$13,062	$3,628
01/31/19	$4,389	$14,109	$4,414
02/28/19	$4,559	$14,562	$4,587
03/31/19	$4,634	$14,845	$4,663
04/30/19	$4,482	$15,446	$4,512
05/31/19	$3,467	$14,464	$3,490
06/30/19	$3,877	$15,483	$3,905
07/31/19	$3,718	$15,706	$3,746
08/31/19	$2,896	$15,457	$2,917
09/30/19	$2,929	$15,746	$2,951
10/31/19	$2,705	$16,087	$2,725
11/30/19	$2,764	$16,671	$2,785
12/31/19	$3,290	$17,175	$3,315
01/31/20	$2,652	$17,168	$2,672
02/29/20	$2,183	$15,755	$2,199
03/31/20	$936	$13,809	$941
04/30/20	$1,204	$15,579	$1,212
05/31/20	$1,333	$16,321	$1,342
06/30/20	$1,368	$16,645	$1,378
07/31/20	$1,410	$17,584	$1,420
08/31/20	$1,425	$18,848	$1,436
09/30/20	$1,157	$18,132	$1,166
10/31/20	$1,133	$17,650	$1,142
11/30/20	$1,617	$19,582	$1,631
12/31/20	$1,860	$20,334	$1,876
01/31/21	$2,004	$20,129	$2,022
02/28/21	$2,391	$20,684	$2,414
03/31/21	$2,239	$21,590	$2,259
04/30/21	$2,123	$22,742	$2,143
05/31/21	$2,465	$22,901	$2,488
06/30/21	$2,608	$23,436	$2,629
07/31/21	$2,229	$23,993	$2,248
08/31/21	$2,168	$24,722	$2,188
09/30/21	$2,293	$23,572	$2,314
10/31/21	$2,409	$25,224	$2,432
11/30/21	$2,029	$25,049	$2,048
12/31/21	$2,085	$26,172	$2,106
01/31/22	$2,451	$24,817	$2,476
02/28/22	$2,711	$24,074	$2,740
03/31/22	$3,169	$24,968	$3,205
04/30/22	$2,966	$22,791	$3,000
05/31/22	$3,244	$22,833	$3,283
06/30/22	$2,525	$20,948	$2,554
07/31/22	$2,704	$22,879	$2,737
08/31/22	$2,658	$21,946	$2,691
09/30/22	$2,333	$19,925	$2,363
10/31/22	$3,320	$21,538	$3,363
11/30/22	$3,332	$22,742	$3,376
12/31/22	$3,376	$21,432	$3,423
01/31/23	$3,712	$22,778	$3,764
02/28/23	$3,616	$22,223	$3,667
03/31/23	$3,192	$23,038	$3,238
04/30/23	$3,128	$23,398	$3,173
05/31/23	$2,845	$23,500	$2,887
06/30/23	$3,320	$25,053	$3,370
07/31/23	$4,011	$25,857	$4,073
08/31/23	$3,951	$25,446	$4,013
09/30/23	$4,075	$24,232	$4,141
10/31/23	$3,721	$23,723	$3,782
11/30/23	$3,557	$25,889	$3,615
12/31/23	$3,605	$27,066	$3,665
01/31/24	$3,480	$27,520	$3,540
02/29/24	$3,500	$28,990	$3,560
03/31/24	$3,983	$29,923	$4,055
04/30/24	$3,784	$28,700	$3,853
05/31/24	$4,009	$30,124	$4,083
06/30/24	$3,899	$31,204	$3,973
07/31/24	$4,216	$31,584	$4,298
08/31/24	$3,714	$32,350	$3,787
09/30/24	$3,480	$33,041	$3,548
10/31/24	$3,333	$32,742	$3,400
11/30/24	$3,682	$34,664	$3,756
12/31/24	$3,407	$33,837	$3,476
01/31/25	$3,452	$34,780	$3,523
02/28/25	$3,210	$34,326	$3,277
03/31/25	$3,097	$32,392	$3,162
04/30/25	$2,489	$32,172	$2,542
05/31/25	$2,603	$34,197	$2,659
06/30/25	$2,767	$35,936	$2,826

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XES	(29.03%)	15.12%	(12.06%)
S&P 500 Index	15.16%	16.64%	13.65%
S&P Oil & Gas Equipment & Services Select Industry Index	(28.88%)	15.44%	(11.87%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$143,578,252
  Number of Portfolio Holdings33
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid$696,900

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Oil & Gas Equipment & Services	77.7%
Oil & Gas Drilling	22.2%

Top Ten Holdings

Holdings	%
TechnipFMC PLC	5.1%
Archrock, Inc.	5.0%
Baker Hughes Co.	4.9%
Weatherford International PLC	4.8%
ChampionX Corp.	4.8%
Schlumberger NV	4.8%
Patterson-UTI Energy, Inc.	4.7%
NOV, Inc.	4.7%
Cactus, Inc., Class A	4.7%
Valaris Ltd.	4.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XES

SPDR S&P Semiconductor ETF

XSD

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Semiconductor ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Semiconductor ETF	$36	0.35%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the focus was not just on companies that might capitalize on the megatrend, like semiconductor name NVIDIA. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XSD	S&P 500 Index	S&P Semiconductor Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,229	$10,210	$9,231
08/31/15	$8,907	$9,594	$8,910
09/30/15	$8,779	$9,356	$8,783
10/31/15	$9,885	$10,145	$9,893
11/30/15	$10,504	$10,176	$10,516
12/31/15	$10,187	$10,015	$10,200
01/31/16	$9,646	$9,518	$9,657
02/29/16	$9,697	$9,505	$9,711
03/31/16	$10,390	$10,150	$10,410
04/30/16	$9,887	$10,189	$9,908
05/31/16	$10,598	$10,372	$10,626
06/30/16	$10,403	$10,399	$10,431
07/31/16	$11,667	$10,783	$11,704
08/31/16	$12,033	$10,798	$12,077
09/30/16	$12,459	$10,800	$12,506
10/31/16	$11,935	$10,603	$11,982
11/30/16	$12,868	$10,996	$12,925
12/31/16	$13,167	$11,213	$13,230
01/31/17	$13,670	$11,426	$13,739
02/28/17	$14,030	$11,879	$14,104
03/31/17	$14,188	$11,893	$14,265
04/30/17	$13,957	$12,015	$14,036
05/31/17	$15,169	$12,184	$15,259
06/30/17	$14,530	$12,260	$14,619
07/31/17	$15,313	$12,512	$15,410
08/31/17	$15,044	$12,551	$15,143
09/30/17	$15,464	$12,810	$15,570
10/31/17	$16,703	$13,109	$16,823
11/30/17	$16,782	$13,511	$16,906
12/31/17	$16,489	$13,661	$16,614
01/31/18	$17,350	$14,443	$17,484
02/28/18	$16,829	$13,911	$16,957
03/31/18	$16,570	$13,557	$16,694
04/30/18	$15,876	$13,609	$15,990
05/31/18	$17,688	$13,937	$17,815
06/30/18	$17,151	$14,023	$17,266
07/31/18	$17,666	$14,544	$17,779
08/31/18	$18,703	$15,018	$18,821
09/30/18	$18,060	$15,104	$18,172
10/31/18	$16,015	$14,072	$16,113
11/30/18	$16,838	$14,358	$16,936
12/31/18	$15,456	$13,062	$15,546
01/31/19	$17,114	$14,109	$17,221
02/28/19	$18,796	$14,562	$18,921
03/31/19	$18,765	$14,845	$18,894
04/30/19	$20,708	$15,446	$20,857
05/31/19	$17,599	$14,464	$17,726
06/30/19	$20,213	$15,483	$20,372
07/31/19	$21,939	$15,706	$22,120
08/31/19	$21,088	$15,457	$21,266
09/30/19	$21,549	$15,746	$21,739
10/31/19	$22,504	$16,087	$22,708
11/30/19	$23,446	$16,671	$23,664
12/31/19	$25,440	$17,175	$25,688
01/31/20	$24,516	$17,168	$24,761
02/29/20	$22,924	$15,755	$23,155
03/31/20	$20,188	$13,809	$20,398
04/30/20	$23,962	$15,579	$24,219
05/31/20	$25,809	$16,321	$26,094
06/30/20	$26,970	$16,645	$27,277
07/31/20	$29,338	$17,584	$29,683
08/31/20	$30,493	$18,848	$30,868
09/30/20	$30,276	$18,132	$30,656
10/31/20	$31,923	$17,650	$32,334
11/30/20	$37,908	$19,582	$38,409
12/31/20	$41,145	$20,334	$41,706
01/31/21	$43,299	$20,129	$43,904
02/28/21	$44,930	$20,684	$45,571
03/31/21	$44,058	$21,590	$44,703
04/30/21	$42,646	$22,742	$43,283
05/31/21	$43,096	$22,901	$43,753
06/30/21	$46,385	$23,436	$47,114
07/31/21	$46,067	$23,993	$46,803
08/31/21	$48,859	$24,722	$49,656
09/30/21	$47,736	$23,572	$48,515
10/31/21	$53,386	$25,224	$54,276
11/30/21	$57,430	$25,049	$58,405
12/31/21	$58,654	$26,172	$59,676
01/31/22	$49,386	$24,817	$50,253
02/28/22	$49,862	$24,074	$50,748
03/31/22	$50,077	$24,968	$50,988
04/30/22	$41,523	$22,791	$42,274
05/31/22	$44,120	$22,833	$44,917
06/30/22	$36,708	$20,948	$37,356
07/31/22	$44,115	$22,879	$44,911
08/31/22	$41,362	$21,946	$42,114
09/30/22	$36,825	$19,925	$37,498
10/31/22	$38,002	$21,538	$38,709
11/30/22	$45,024	$22,742	$45,887
12/31/22	$40,570	$21,432	$41,350
01/31/23	$47,564	$22,778	$48,492
02/28/23	$48,062	$22,223	$49,011
03/31/23	$50,616	$23,038	$51,634
04/30/23	$43,276	$23,398	$44,154
05/31/23	$49,451	$23,500	$50,474
06/30/23	$53,742	$25,053	$54,875
07/31/23	$55,617	$25,857	$56,807
08/31/23	$51,785	$25,446	$52,906
09/30/23	$47,625	$24,232	$48,666
10/31/23	$41,249	$23,723	$42,155
11/30/23	$48,458	$25,889	$49,547
12/31/23	$54,702	$27,066	$55,960
01/31/24	$51,234	$27,520	$52,423
02/29/24	$54,420	$28,990	$55,701
03/31/24	$56,547	$29,923	$57,901
04/30/24	$54,633	$28,700	$55,953
05/31/24	$59,856	$30,124	$61,323
06/30/24	$60,252	$31,204	$61,746
07/31/24	$58,998	$31,584	$60,477
08/31/24	$58,578	$32,350	$60,066
09/30/24	$58,581	$33,041	$60,088
10/31/24	$55,964	$32,742	$57,418
11/30/24	$60,420	$34,664	$62,010
12/31/24	$60,597	$33,837	$62,210
01/31/25	$60,695	$34,780	$62,327
02/28/25	$55,225	$34,326	$56,719
03/31/25	$49,022	$32,392	$50,355
04/30/25	$47,159	$32,172	$48,445
05/31/25	$54,051	$34,197	$55,531
06/30/25	$62,714	$35,936	$64,461

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XSD	4.09%	18.39%	20.15%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Semiconductor Select Industry Index	4.40%	18.77%	20.48%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,290,294,793
  Number of Portfolio Holdings42
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$4,559,135

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Semiconductors	99.9%

Top Ten Holdings

Holdings	%
Credo Technology Group Holding Ltd.	3.6%
Ambarella, Inc.	3.4%
Advanced Micro Devices, Inc.	3.2%
Allegro MicroSystems, Inc.	3.2%
Marvell Technology, Inc.	3.1%
NVIDIA Corp.	3.1%
MACOM Technology Solutions Holdings, Inc.	3.0%
Broadcom, Inc.	3.0%
Intel Corp.	3.0%
Silicon Laboratories, Inc.	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XSD

SPDR S&P Software & Services ETF

XSW

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Software & Services ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Software & Services ETF	$40	0.35%

How did the Fund perform last year and what affected its performance?

The macroeconomic backdrop was marked by resilient U.S. economic growth, moderating inflation, and the U.S. Federal Reserve that maintained a cautious stance on rate cuts. The software and services sector benefited from strong demand for AI-driven solutions and digital transformation initiatives across industries.

On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were D-Wave Quantum Inc., Palantir Technologies Inc., and AppLovin Corp. The top negative contributors to the Fund’s performance during the reporting period were Rapid7 Inc., N-able, Inc., and PROS Holdings, Inc.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XSW	S&P 500 Index	S&P Software & Services Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,023	$10,210	$10,025
08/31/15	$9,403	$9,594	$9,406
09/30/15	$9,178	$9,356	$9,183
10/31/15	$9,839	$10,145	$9,846
11/30/15	$10,243	$10,176	$10,251
12/31/15	$9,863	$10,015	$9,871
01/31/16	$8,837	$9,518	$8,844
02/29/16	$8,794	$9,505	$8,802
03/31/16	$9,390	$10,150	$9,403
04/30/16	$9,572	$10,189	$9,587
05/31/16	$10,019	$10,372	$10,038
06/30/16	$9,954	$10,399	$9,974
07/31/16	$10,592	$10,783	$10,618
08/31/16	$10,767	$10,798	$10,797
09/30/16	$10,948	$10,800	$10,981
10/31/16	$10,593	$10,603	$10,627
11/30/16	$10,912	$10,996	$10,935
12/31/16	$10,791	$11,213	$10,817
01/31/17	$11,137	$11,426	$11,166
02/28/17	$11,516	$11,879	$11,550
03/31/17	$11,651	$11,893	$11,690
04/30/17	$11,806	$12,015	$11,848
05/31/17	$12,377	$12,184	$12,425
06/30/17	$12,405	$12,260	$12,457
07/31/17	$12,687	$12,512	$12,745
08/31/17	$12,845	$12,551	$12,907
09/30/17	$13,050	$12,810	$13,117
10/31/17	$13,615	$13,109	$13,689
11/30/17	$13,831	$13,511	$13,909
12/31/17	$13,768	$13,661	$13,850
01/31/18	$14,815	$14,443	$14,908
02/28/18	$14,967	$13,911	$15,064
03/31/18	$15,006	$13,557	$15,105
04/30/18	$15,381	$13,609	$15,488
05/31/18	$16,052	$13,937	$16,168
06/30/18	$16,105	$14,023	$16,225
07/31/18	$16,354	$14,544	$16,481
08/31/18	$18,125	$15,018	$18,272
09/30/18	$18,080	$15,104	$18,233
10/31/18	$16,019	$14,072	$16,157
11/30/18	$16,165	$14,358	$16,308
12/31/18	$14,991	$13,062	$15,108
01/31/19	$16,969	$14,109	$17,105
02/28/19	$18,462	$14,562	$18,616
03/31/19	$18,832	$14,845	$18,995
04/30/19	$19,681	$15,446	$19,857
05/31/19	$18,425	$14,464	$18,594
06/30/19	$19,214	$15,483	$19,396
07/31/19	$19,788	$15,706	$19,980
08/31/19	$19,218	$15,457	$19,409
09/30/19	$18,633	$15,746	$18,820
10/31/19	$19,110	$16,087	$19,303
11/30/19	$20,518	$16,671	$20,732
12/31/19	$20,319	$17,175	$20,537
01/31/20	$20,991	$17,168	$21,223
02/29/20	$19,776	$15,755	$20,001
03/31/20	$16,463	$13,809	$16,662
04/30/20	$18,979	$15,579	$19,215
05/31/20	$21,425	$16,321	$21,699
06/30/20	$22,353	$16,645	$22,646
07/31/20	$23,338	$17,584	$23,651
08/31/20	$24,928	$18,848	$25,270
09/30/20	$23,955	$18,132	$24,290
10/31/20	$23,663	$17,650	$24,000
11/30/20	$28,023	$19,582	$28,435
12/31/20	$30,896	$20,334	$31,364
01/31/21	$30,899	$20,129	$31,375
02/28/21	$32,227	$20,684	$32,730
03/31/21	$31,561	$21,590	$32,064
04/30/21	$32,744	$22,742	$33,274
05/31/21	$32,265	$22,901	$32,796
06/30/21	$34,404	$23,436	$34,981
07/31/21	$34,409	$23,993	$34,997
08/31/21	$35,793	$24,722	$36,416
09/30/21	$34,459	$23,572	$35,069
10/31/21	$36,394	$25,224	$37,048
11/30/21	$33,286	$25,049	$33,890
12/31/21	$33,251	$26,172	$33,866
01/31/22	$29,953	$24,817	$30,512
02/28/22	$29,023	$24,074	$29,570
03/31/22	$29,561	$24,968	$30,127
04/30/22	$26,227	$22,791	$26,730
05/31/22	$24,508	$22,833	$24,979
06/30/22	$22,306	$20,948	$22,738
07/31/22	$24,235	$22,879	$24,708
08/31/22	$23,592	$21,946	$24,055
09/30/22	$21,494	$19,925	$21,917
10/31/22	$23,071	$21,538	$23,529
11/30/22	$22,643	$22,742	$23,095
12/31/22	$21,851	$21,432	$22,286
01/31/23	$24,509	$22,778	$25,002
02/28/23	$24,150	$22,223	$24,634
03/31/23	$24,781	$23,038	$25,282
04/30/23	$23,423	$23,398	$23,899
05/31/23	$25,702	$23,500	$26,228
06/30/23	$26,827	$25,053	$27,379
07/31/23	$28,669	$25,857	$29,264
08/31/23	$27,126	$25,446	$27,695
09/30/23	$25,553	$24,232	$26,092
10/31/23	$24,106	$23,723	$24,618
11/30/23	$27,476	$25,889	$28,017
12/31/23	$30,352	$27,066	$30,959
01/31/24	$29,743	$27,520	$30,342
02/29/24	$31,180	$28,990	$31,815
03/31/24	$31,397	$29,923	$32,042
04/30/24	$29,197	$28,700	$29,800
05/31/24	$29,305	$30,124	$29,911
06/30/24	$30,456	$31,204	$31,093
07/31/24	$31,489	$31,584	$32,153
08/31/24	$31,709	$32,350	$32,380
09/30/24	$32,392	$33,041	$33,087
10/31/24	$33,424	$32,742	$34,148
11/30/24	$39,304	$34,664	$40,151
12/31/24	$38,112	$33,837	$38,938
01/31/25	$39,143	$34,780	$39,993
02/28/25	$35,572	$34,326	$36,344
03/31/25	$32,279	$32,392	$32,975
04/30/25	$32,915	$32,172	$33,615
05/31/25	$36,181	$34,197	$36,956
06/30/25	$38,306	$35,936	$39,132

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XSW	25.77%	11.37%	14.37%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Software & Services Select Industry Index	25.85%	11.56%	14.62%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$499,422,848
  Number of Portfolio Holdings142
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid$1,557,340

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Application Software	70.1%
Systems Software	19.4%
IT Consulting & Other Services	8.2%
Interactive Home Entertainment	2.3%

Top Ten Holdings

Holdings	%
BigBear.ai Holdings, Inc.	1.3%
Core Scientific, Inc.	1.0%
Oracle Corp.	0.9%
Zeta Global Holdings Corp., Class A	0.9%
NextNav, Inc.	0.9%
Cipher Mining, Inc.	0.8%
Digital Turbine, Inc.	0.8%
Datadog, Inc., Class A	0.8%
Bentley Systems, Inc., Class B	0.8%
Cleanspark, Inc.	0.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XSW

SPDR S&P Telecom ETF

XTL

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Telecom ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Telecom ETF	$44	0.35%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend but also on those who might be left behind by it. The telecom industry had a strong fiscal year finishing up with solid double-digit returns. While the Information Technology and the Communication Services both had a strong fiscal year of performance, the telecom industry outperformed both. All sub industries within the telecoms performed strongly including Communications Equipment, Wireless Telecommunications Services, Integrated Telecom Services, and Alternative Carriers.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XTL	S&P 500 Index	S&P Telecom Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,078	$10,210	$10,081
08/31/15	$9,673	$9,594	$9,675
09/30/15	$9,245	$9,356	$9,244
10/31/15	$10,044	$10,145	$10,044
11/30/15	$10,090	$10,176	$10,091
12/31/15	$9,811	$10,015	$9,814
01/31/16	$8,909	$9,518	$8,912
02/29/16	$9,590	$9,505	$9,593
03/31/16	$10,054	$10,150	$10,060
04/30/16	$10,004	$10,189	$10,010
05/31/16	$10,221	$10,372	$10,228
06/30/16	$10,304	$10,399	$10,311
07/31/16	$10,956	$10,783	$10,966
08/31/16	$11,156	$10,798	$11,169
09/30/16	$11,624	$10,800	$11,642
10/31/16	$11,230	$10,603	$11,249
11/30/16	$11,969	$10,996	$11,994
12/31/16	$12,312	$11,213	$12,342
01/31/17	$12,609	$11,426	$12,643
02/28/17	$12,622	$11,879	$12,656
03/31/17	$12,642	$11,893	$12,679
04/30/17	$12,622	$12,015	$12,654
05/31/17	$12,601	$12,184	$12,631
06/30/17	$12,597	$12,260	$12,624
07/31/17	$12,852	$12,512	$12,875
08/31/17	$12,578	$12,551	$12,593
09/30/17	$12,525	$12,810	$12,529
10/31/17	$12,456	$13,109	$12,444
11/30/17	$12,706	$13,511	$12,682
12/31/17	$12,367	$13,661	$12,332
01/31/18	$12,680	$14,443	$12,635
02/28/18	$12,495	$13,911	$12,441
03/31/18	$12,577	$13,557	$12,514
04/30/18	$12,709	$13,609	$12,635
05/31/18	$12,805	$13,937	$12,719
06/30/18	$13,222	$14,023	$13,130
07/31/18	$13,031	$14,544	$12,936
08/31/18	$14,092	$15,018	$13,993
09/30/18	$14,020	$15,104	$13,925
10/31/18	$12,887	$14,072	$12,799
11/30/18	$13,009	$14,358	$12,923
12/31/18	$11,621	$13,062	$11,549
01/31/19	$12,621	$14,109	$12,549
02/28/19	$13,305	$14,562	$13,234
03/31/19	$13,062	$14,845	$12,994
04/30/19	$13,509	$15,446	$13,442
05/31/19	$12,047	$14,464	$11,986
06/30/19	$12,539	$15,483	$12,477
07/31/19	$13,171	$15,706	$13,110
08/31/19	$12,386	$15,457	$12,330
09/30/19	$12,452	$15,746	$12,401
10/31/19	$12,573	$16,087	$12,526
11/30/19	$12,825	$16,671	$12,780
12/31/19	$13,022	$17,175	$12,980
01/31/20	$12,750	$17,168	$12,712
02/29/20	$12,291	$15,755	$12,257
03/31/20	$11,083	$13,809	$11,054
04/30/20	$12,440	$15,579	$12,412
05/31/20	$12,970	$16,321	$12,945
06/30/20	$13,038	$16,645	$13,015
07/31/20	$14,164	$17,584	$14,137
08/31/20	$13,895	$18,848	$13,866
09/30/20	$12,649	$18,132	$12,620
10/31/20	$12,782	$17,650	$12,750
11/30/20	$14,771	$19,582	$14,741
12/31/20	$15,958	$20,334	$15,916
01/31/21	$17,276	$20,129	$17,236
02/28/21	$17,346	$20,684	$17,311
03/31/21	$17,658	$21,590	$17,630
04/30/21	$18,004	$22,742	$17,982
05/31/21	$18,802	$22,901	$18,786
06/30/21	$19,296	$23,436	$19,289
07/31/21	$18,882	$23,993	$18,878
08/31/21	$19,113	$24,722	$19,116
09/30/21	$18,115	$23,572	$18,119
10/31/21	$18,208	$25,224	$18,217
11/30/21	$18,143	$25,049	$18,156
12/31/21	$19,360	$26,172	$19,387
01/31/22	$17,402	$24,817	$17,427
02/28/22	$17,097	$24,074	$17,125
03/31/22	$17,685	$24,968	$17,720
04/30/22	$15,652	$22,791	$15,679
05/31/22	$16,030	$22,833	$16,063
06/30/22	$14,883	$20,948	$14,917
07/31/22	$16,674	$22,879	$16,719
08/31/22	$16,523	$21,946	$16,568
09/30/22	$14,737	$19,925	$14,773
10/31/22	$16,849	$21,538	$16,898
11/30/22	$16,788	$22,742	$16,840
12/31/22	$15,648	$21,432	$15,696
01/31/23	$16,650	$22,778	$16,707
02/28/23	$15,632	$22,223	$15,690
03/31/23	$15,584	$23,038	$15,647
04/30/23	$14,427	$23,398	$14,486
05/31/23	$14,035	$23,500	$14,090
06/30/23	$14,960	$25,053	$15,025
07/31/23	$14,159	$25,857	$14,223
08/31/23	$14,949	$25,446	$15,022
09/30/23	$13,715	$24,232	$13,783
10/31/23	$12,772	$23,723	$12,836
11/30/23	$13,597	$25,889	$13,668
12/31/23	$15,479	$27,066	$15,566
01/31/24	$14,839	$27,520	$14,930
02/29/24	$14,563	$28,990	$14,651
03/31/24	$14,403	$29,923	$14,496
04/30/24	$13,200	$28,700	$13,285
05/31/24	$14,890	$30,124	$14,991
06/30/24	$15,115	$31,204	$15,220
07/31/24	$17,322	$31,584	$17,451
08/31/24	$18,225	$32,350	$18,366
09/30/24	$19,535	$33,041	$19,691
10/31/24	$19,609	$32,742	$19,766
11/30/24	$21,438	$34,664	$21,614
12/31/24	$20,853	$33,837	$21,023
01/31/25	$21,000	$34,780	$21,177
02/28/25	$20,997	$34,326	$21,177
03/31/25	$19,549	$32,392	$19,716
04/30/25	$18,868	$32,172	$19,026
05/31/25	$19,945	$34,197	$20,118
06/30/25	$22,978	$35,936	$23,186

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XTL	52.02%	12.00%	8.68%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Telecom Select Industry Index	52.33%	12.24%	8.77%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$117,345,971
  Number of Portfolio Holdings40
  Portfolio Turnover Rate41%
  Total Advisory Fees Paid$415,730

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Communications Equipment	55.1%
Alternative Carriers	21.5%
Integrated Telecommunication Services	12.3%
Wireless Telecommunication Services	11.0%

Top Ten Holdings

Holdings	%
AST SpaceMobile, Inc.	4.7%
Lumentum Holdings, Inc.	4.2%
Ciena Corp.	4.1%
Juniper Networks, Inc.	4.0%
Calix, Inc.	4.0%
Arista Networks, Inc.	3.9%
Cisco Systems, Inc.	3.9%
Lumen Technologies, Inc.	3.8%
Iridium Communications, Inc.	3.8%
Telephone & Data Systems, Inc.	3.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XTL

SPDR S&P Transportation ETF

XTN

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Transportation ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Transportation ETF	$36	0.35%

How did the Fund perform last year and what affected its performance?

The transportation industry had a volatile fiscal year. Despite the strong performance of the Industrial sector over this time period, the transportation generated only modest gains. Performance in the Passenger Ground Transportation and the Passenger Airlines sub industries performed strongly with solid double-digit returns. However, inflation and shipping costs held back performance of the Fund. This was represented by the Cargo Ground Transportation, Marine Transportation, and Air Freight & Logistics sub industries and combined represents more than 70% of the Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XTN	S&P 500 Index	S&P Transportation Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,242	$10,210	$10,245
08/31/15	$9,503	$9,594	$9,506
09/30/15	$9,044	$9,356	$9,048
10/31/15	$9,653	$10,145	$9,661
11/30/15	$9,621	$10,176	$9,630
12/31/15	$8,906	$10,015	$8,916
01/31/16	$8,257	$9,518	$8,266
02/29/16	$8,787	$9,505	$8,799
03/31/16	$9,561	$10,150	$9,578
04/30/16	$9,436	$10,189	$9,454
05/31/16	$9,335	$10,372	$9,355
06/30/16	$9,108	$10,399	$9,128
07/31/16	$9,731	$10,783	$9,755
08/31/16	$9,739	$10,798	$9,766
09/30/16	$9,887	$10,800	$9,918
10/31/16	$9,919	$10,603	$9,952
11/30/16	$11,249	$10,996	$11,294
12/31/16	$11,306	$11,213	$11,354
01/31/17	$11,401	$11,426	$11,453
02/28/17	$11,658	$11,879	$11,715
03/31/17	$11,106	$11,893	$11,161
04/30/17	$11,308	$12,015	$11,367
05/31/17	$11,040	$12,184	$11,101
06/30/17	$11,647	$12,260	$11,716
07/31/17	$11,416	$12,512	$11,487
08/31/17	$11,939	$12,551	$12,018
09/30/17	$12,639	$12,810	$12,729
10/31/17	$12,647	$13,109	$12,740
11/30/17	$13,336	$13,511	$13,440
12/31/17	$13,751	$13,661	$13,864
01/31/18	$14,123	$14,443	$14,243
02/28/18	$13,242	$13,911	$13,358
03/31/18	$13,267	$13,557	$13,386
04/30/18	$13,093	$13,609	$13,214
05/31/18	$13,645	$13,937	$13,776
06/30/18	$13,364	$14,023	$13,496
07/31/18	$13,883	$14,544	$14,025
08/31/18	$14,348	$15,018	$14,499
09/30/18	$14,243	$15,104	$14,398
10/31/18	$12,581	$14,072	$12,720
11/30/18	$13,521	$14,358	$13,675
12/31/18	$11,412	$13,062	$11,542
01/31/19	$12,779	$14,109	$12,929
02/28/19	$13,173	$14,562	$13,333
03/31/19	$12,897	$14,845	$13,056
04/30/19	$13,473	$15,446	$13,645
05/31/19	$12,019	$14,464	$12,171
06/30/19	$13,123	$15,483	$13,304
07/31/19	$13,506	$15,706	$13,696
08/31/19	$12,656	$15,457	$12,838
09/30/19	$13,123	$15,746	$13,312
10/31/19	$13,413	$16,087	$13,609
11/30/19	$13,872	$16,671	$14,077
12/31/19	$13,878	$17,175	$14,087
01/31/20	$13,567	$17,168	$13,775
02/29/20	$11,888	$15,755	$12,068
03/31/20	$9,459	$13,809	$9,602
04/30/20	$10,396	$15,579	$10,557
05/31/20	$11,277	$16,321	$11,455
06/30/20	$11,451	$16,645	$11,632
07/31/20	$11,803	$17,584	$11,993
08/31/20	$13,079	$18,848	$13,295
09/30/20	$12,599	$18,132	$12,810
10/31/20	$12,714	$17,650	$12,931
11/30/20	$15,095	$19,582	$15,363
12/31/20	$15,506	$20,334	$15,787
01/31/21	$15,149	$20,129	$15,429
02/28/21	$17,683	$20,684	$18,018
03/31/21	$19,160	$21,590	$19,527
04/30/21	$19,490	$22,742	$19,870
05/31/21	$19,938	$22,901	$20,333
06/30/21	$18,630	$23,436	$19,003
07/31/21	$18,207	$23,993	$18,577
08/31/21	$18,851	$24,722	$19,240
09/30/21	$18,992	$23,572	$19,391
10/31/21	$19,934	$25,224	$20,361
11/30/21	$19,832	$25,049	$20,261
12/31/21	$20,759	$26,172	$21,221
01/31/22	$18,878	$24,817	$19,302
02/28/22	$19,315	$24,074	$19,755
03/31/22	$19,628	$24,968	$20,083
04/30/22	$17,972	$22,791	$18,391
05/31/22	$17,300	$22,833	$17,704
06/30/22	$14,985	$20,948	$15,336
07/31/22	$16,966	$22,879	$17,369
08/31/22	$16,083	$21,946	$16,465
09/30/22	$14,105	$19,925	$14,439
10/31/22	$15,661	$21,538	$16,033
11/30/22	$16,567	$22,742	$16,967
12/31/22	$14,916	$21,432	$15,276
01/31/23	$17,166	$22,778	$17,589
02/28/23	$17,048	$22,223	$17,471
03/31/23	$16,127	$23,038	$16,529
04/30/23	$16,228	$23,398	$16,636
05/31/23	$16,009	$23,500	$16,416
06/30/23	$18,660	$25,053	$19,144
07/31/23	$19,648	$25,857	$20,164
08/31/23	$17,926	$25,446	$18,401
09/30/23	$16,751	$24,232	$17,195
10/31/23	$15,093	$23,723	$15,495
11/30/23	$16,682	$25,889	$17,131
12/31/23	$18,689	$27,066	$19,204
01/31/24	$17,591	$27,520	$18,078
02/29/24	$18,549	$28,990	$19,069
03/31/24	$19,024	$29,923	$19,563
04/30/24	$16,950	$28,700	$17,432
05/31/24	$17,325	$30,124	$17,821
06/30/24	$17,582	$31,204	$18,089
07/31/24	$18,251	$31,584	$18,781
08/31/24	$17,611	$32,350	$18,122
09/30/24	$18,541	$33,041	$19,085
10/31/24	$18,860	$32,742	$19,417
11/30/24	$21,411	$34,664	$22,053
12/31/24	$19,581	$33,837	$20,172
01/31/25	$20,246	$34,780	$20,864
02/28/25	$18,837	$34,326	$19,415
03/31/25	$16,743	$32,392	$17,258
04/30/25	$15,597	$32,172	$16,079
05/31/25	$17,401	$34,197	$17,943
06/30/25	$18,283	$35,936	$18,860

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XTN	3.99%	9.81%	6.22%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Transportation Select Industry Index	4.26%	10.15%	6.55%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$171,569,764
  Number of Portfolio Holdings46
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$695,353

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Cargo Ground Transportation	32.1%
Airlines	24.5%
Air Freight & Logistics	17.1%
Passenger Ground Transportation	10.9%
Railroads	8.9%
Marine	6.4%

Top Ten Holdings

Holdings	%
Avis Budget Group, Inc.	3.5%
GXO Logistics, Inc.	2.9%
ArcBest Corp.	2.9%
Joby Aviation, Inc.	2.9%
Uber Technologies, Inc.	2.8%
Saia, Inc.	2.8%
Ryder System, Inc.	2.8%
XPO, Inc.	2.7%
SkyWest, Inc.	2.7%
Union Pacific Corp.	2.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XTN

SPDR FactSet Innovative Technology ETF

XITK

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR FactSet Innovative Technology ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FactSet Innovative Technology ETF	$52	0.45%

How did the Fund perform last year and what affected its performance?

The market environment during the reporting period was shaped initially by inflation dynamics and investor speculation around how the U.S. Federal Reserve and other central banks might respond to more favorable inflation data. This narrative shifted mid-period with the introduction of a new tariff regime by the U.S. administration, which added a layer of geopolitical uncertainty and market volatility. Meanwhile, the secular growth story continued to be dominated by developments in artificial intelligence. Investor focus extended beyond companies positioned to benefit from the A.I. megatrend to include those potentially at risk of being disrupted by it. This bifurcation in market sentiment contributed to notable dispersion in equity performance across sectors. Despite the macroeconomic and policy headwinds, global equity markets proved resilient. U.S., developed, and emerging markets all posted gains over the 1 year period. Underscoring the strength of the A.I.-driven rally, the world’s largest company reached a market capitalization of nearly $4.0 trillion by the end of the quarter.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XITK	S&P 500 Index	FactSet Innovative Technology Index
01/13/16	$10,000	$10,000	$10,000
01/31/16	$9,851	$10,269	$9,849
02/29/16	$9,916	$10,255	$9,914
03/31/16	$10,547	$10,951	$10,550
04/30/16	$10,737	$10,993	$10,744
05/31/16	$11,028	$11,190	$11,040
06/30/16	$10,967	$11,219	$10,983
07/31/16	$12,049	$11,633	$12,072
08/31/16	$12,392	$11,649	$12,424
09/30/16	$12,580	$11,652	$12,613
10/31/16	$11,904	$11,439	$11,939
11/30/16	$12,278	$11,863	$12,319
12/31/16	$11,888	$12,097	$11,932
01/31/17	$12,444	$12,327	$12,496
02/28/17	$12,733	$12,816	$12,790
03/31/17	$13,005	$12,831	$13,070
04/30/17	$13,550	$12,963	$13,625
05/31/17	$14,171	$13,145	$14,257
06/30/17	$14,222	$13,227	$14,300
07/31/17	$14,815	$13,499	$14,901
08/31/17	$15,285	$13,541	$15,378
09/30/17	$15,785	$13,820	$15,886
10/31/17	$16,228	$14,142	$16,336
11/30/17	$16,321	$14,576	$16,435
12/31/17	$16,117	$14,738	$16,231
01/31/18	$17,436	$15,582	$17,563
02/28/18	$17,960	$15,008	$18,093
03/31/18	$18,084	$14,626	$18,222
04/30/18	$18,109	$14,682	$18,247
05/31/18	$19,823	$15,036	$19,978
06/30/18	$19,744	$15,129	$19,902
07/31/18	$19,447	$15,691	$19,602
08/31/18	$21,788	$16,203	$21,966
09/30/18	$21,455	$16,295	$21,636
10/31/18	$18,623	$15,181	$18,783
11/30/18	$18,978	$15,491	$19,147
12/31/18	$17,447	$14,092	$17,628
01/31/19	$20,069	$15,221	$20,300
02/28/19	$21,637	$15,710	$21,894
03/31/19	$21,971	$16,015	$22,240
04/30/19	$22,972	$16,664	$23,261
05/31/19	$21,009	$15,605	$21,280
06/30/19	$22,229	$16,705	$22,524
07/31/19	$22,746	$16,945	$23,056
08/31/19	$21,951	$16,676	$22,263
09/30/19	$20,997	$16,988	$21,302
10/31/19	$22,188	$17,356	$22,524
11/30/19	$23,857	$17,986	$24,226
12/31/19	$23,890	$18,529	$24,276
01/31/20	$24,952	$18,522	$25,362
02/29/20	$24,062	$16,997	$24,465
03/31/20	$20,813	$14,898	$21,168
04/30/20	$24,198	$16,808	$24,618
05/31/20	$27,995	$17,608	$28,484
06/30/20	$30,604	$17,958	$31,148
07/31/20	$33,724	$18,971	$34,335
08/31/20	$36,169	$20,334	$36,837
09/30/20	$35,565	$19,562	$36,233
10/31/20	$35,800	$19,042	$36,488
11/30/20	$41,726	$21,126	$42,539
12/31/20	$45,349	$21,938	$46,255
01/31/21	$46,845	$21,717	$47,793
02/28/21	$48,805	$22,316	$49,805
03/31/21	$44,012	$23,293	$44,926
04/30/21	$45,563	$24,536	$46,525
05/31/21	$43,949	$24,707	$44,891
06/30/21	$47,666	$25,284	$48,708
07/31/21	$46,877	$25,885	$47,917
08/31/21	$47,770	$26,672	$48,847
09/30/21	$45,435	$25,431	$46,476
10/31/21	$48,394	$27,213	$49,511
11/30/21	$42,961	$27,024	$43,969
12/31/21	$40,235	$28,236	$41,208
01/31/22	$34,464	$26,774	$35,311
02/28/22	$33,878	$25,973	$34,718
03/31/22	$32,242	$26,937	$33,053
04/30/22	$26,858	$24,588	$27,538
05/31/22	$24,867	$24,633	$25,499
06/30/22	$22,735	$22,600	$23,313
07/31/22	$23,811	$24,684	$24,418
08/31/22	$23,622	$23,677	$24,224
09/30/22	$21,009	$21,497	$21,540
10/31/22	$21,569	$23,237	$22,120
11/30/22	$21,677	$24,535	$22,238
12/31/22	$21,127	$23,122	$21,684
01/31/23	$24,508	$24,575	$25,161
02/28/23	$23,960	$23,975	$24,601
03/31/23	$25,226	$24,855	$25,905
04/30/23	$23,149	$25,243	$23,768
05/31/23	$25,802	$25,353	$26,501
06/30/23	$27,841	$27,028	$28,601
07/31/23	$30,510	$27,897	$31,355
08/31/23	$28,332	$27,452	$29,121
09/30/23	$26,097	$26,143	$26,831
10/31/23	$23,833	$25,594	$24,509
11/30/23	$27,659	$27,931	$28,449
12/31/23	$30,823	$29,200	$31,720
01/31/24	$30,393	$29,691	$31,290
02/29/24	$31,689	$31,276	$32,632
03/31/24	$31,517	$32,282	$32,466
04/30/24	$29,321	$30,964	$30,144
05/31/24	$29,753	$32,499	$30,602
06/30/24	$30,944	$33,665	$31,819
07/31/24	$31,340	$34,075	$32,205
08/31/24	$31,812	$34,902	$32,695
09/30/24	$32,637	$35,647	$33,554
10/31/24	$32,872	$35,324	$33,811
11/30/24	$38,309	$37,397	$39,426
12/31/24	$36,760	$36,506	$37,850
01/31/25	$39,559	$37,522	$40,749
02/28/25	$37,269	$37,033	$38,402
03/31/25	$33,782	$34,946	$34,815
04/30/25	$34,481	$34,709	$35,578
05/31/25	$37,871	$36,894	$39,090
06/30/25	$39,960	$38,770	$41,261

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 01/13/16
XITK	29.14%	5.48%	15.76%
S&P 500 Index	15.16%	16.64%	15.40%
FactSet Innovative Technology Index	29.67%	5.78%	16.16%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$90,849,757
  Number of Portfolio Holdings98
  Portfolio Turnover Rate58%
  Total Advisory Fees Paid$421,122

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	37.3%
IT Services	8.6%
Professional Services	8.3%
Entertainment	7.0%
Semiconductors & Semiconductor Equipment	6.8%
Interactive Media & Services	6.6%
Financial Services	5.6%
Health Care Technology	5.1%
Communications Equipment	2.4%
Diversified Consumer Services	2.1%

Top Ten Holdings

Holdings	%
Sezzle, Inc.	3.5%
fuboTV, Inc.	2.5%
Hesai Group	2.0%
ROBLOX Corp., Class A	1.8%
ACM Research, Inc., Class A	1.7%
Spotify Technology SA	1.6%
Couchbase, Inc.	1.6%
Zscaler, Inc.	1.6%
Calix, Inc.	1.5%
Netflix, Inc.	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XITK

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

LQIG

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	$7	0.07%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, credit spreads still ended the period tighter than where they started, impacting performance positively.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	LQIG	Bloomberg U.S. Aggregate Bond Index	MarketAxess U.S. Investment Grade 400 Corporate Bond Index
05/11/22	$10,000	$10,000	$10,000
05/31/22	$10,136	$10,064	$10,140
06/30/22	$9,816	$9,906	$9,820
07/31/22	$10,213	$10,149	$10,220
08/31/22	$9,835	$9,862	$9,843
09/30/22	$9,284	$9,436	$9,294
10/31/22	$9,220	$9,313	$9,231
11/30/22	$9,730	$9,656	$9,742
12/31/22	$9,662	$9,612	$9,669
01/31/23	$10,105	$9,908	$10,115
02/28/23	$9,736	$9,652	$9,746
03/31/23	$10,106	$9,897	$10,118
04/30/23	$10,164	$9,957	$10,174
05/31/23	$10,011	$9,849	$10,026
06/30/23	$10,059	$9,814	$10,073
07/31/23	$10,080	$9,807	$10,095
08/31/23	$9,986	$9,744	$10,001
09/30/23	$9,685	$9,496	$9,698
10/31/23	$9,479	$9,347	$9,498
11/30/23	$10,121	$9,770	$10,138
12/31/23	$10,570	$10,144	$10,587
01/31/24	$10,534	$10,116	$10,555
02/29/24	$10,359	$9,973	$10,377
03/31/24	$10,501	$10,065	$10,519
04/30/24	$10,200	$9,811	$10,222
05/31/24	$10,409	$9,977	$10,433
06/30/24	$10,487	$10,072	$10,508
07/31/24	$10,738	$10,307	$10,764
08/31/24	$10,921	$10,455	$10,947
09/30/24	$11,130	$10,595	$11,159
10/31/24	$10,814	$10,332	$10,844
11/30/24	$10,970	$10,442	$10,998
12/31/24	$10,756	$10,271	$10,789
01/31/25	$10,776	$10,325	$10,809
02/28/25	$11,024	$10,552	$11,054
03/31/25	$10,975	$10,556	$11,011
04/30/25	$10,972	$10,598	$11,007
05/31/25	$10,945	$10,522	$10,981
06/30/25	$11,185	$10,684	$11,222

Average Annual Total Returns (%)

Name	1 Year	Since Inception 05/11/22
LQIG	6.66%	3.64%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.13%
MarketAxess U.S. Investment Grade 400 Corporate Bond Index	6.79%	3.74%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$57,294,319
  Number of Portfolio Holdings404
  Portfolio Turnover Rate62%
  Total Advisory Fees Paid$35,200

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Banks	27.7%
Pharmaceuticals	7.9%
Telecommunications	7.6%
Oil & Gas	4.7%
Aerospace & Defense	4.4%
Pipelines	4.4%
Retail	3.9%
Food	3.7%
Software	3.4%
Beverages	3.1%

Top Ten Holdings

Holdings	%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.9%
CVS Health Corp., 5.05%, due 03/25/48	0.7%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.7%
Bank of America Corp., 3.42%, due 12/20/28	0.6%
Goldman Sachs Group, Inc., 6.75%, due 10/01/37	0.6%
AbbVie, Inc., 5.05%, due 03/15/34	0.6%
Amgen, Inc., 5.25%, due 03/02/33	0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.6%
Bank of America Corp., 5.29%, due 04/25/34	0.6%
Wells Fargo & Co., 5.57%, due 07/25/29	0.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR LQIG

SPDR MSCI USA StrategicFactors℠ ETF

QUS

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR MSCI USA StrategicFactors℠ ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA StrategicFactors℠ ETF	$16	0.15%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. The market rewarded the former but punished the latter. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period.

The Fund's strategy focuses on exposure to the quality factor, with secondary exposure to the value and low volatility factors through more gentle tilts. Unfortunately, all three factors produced mixed to underperforming returns relative to the broader market for large cap securities. As a result, the Fund underperformed the MSCI USA Index's 15.33% return.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	QUS	S&P 500 Index	MSCI USA Factor Mix A-Series Capped Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,255	$10,210	$10,256
08/31/15	$9,714	$9,594	$9,713
09/30/15	$9,581	$9,356	$9,580
10/31/15	$10,315	$10,145	$10,317
11/30/15	$10,331	$10,176	$10,334
12/31/15	$10,218	$10,015	$10,224
01/31/16	$9,823	$9,518	$9,826
02/29/16	$9,857	$9,505	$9,860
03/31/16	$10,493	$10,150	$10,503
04/30/16	$10,478	$10,189	$10,489
05/31/16	$10,625	$10,372	$10,638
06/30/16	$10,745	$10,399	$10,757
07/31/16	$11,093	$10,783	$11,110
08/31/16	$11,072	$10,798	$11,081
09/30/16	$11,063	$10,800	$11,074
10/31/16	$10,842	$10,603	$10,851
11/30/16	$11,194	$10,996	$11,205
12/31/16	$11,424	$11,213	$11,438
01/31/17	$11,581	$11,426	$11,598
02/28/17	$12,087	$11,879	$12,109
03/31/17	$12,093	$11,893	$12,116
04/30/17	$12,234	$12,015	$12,259
05/31/17	$12,415	$12,184	$12,442
06/30/17	$12,422	$12,260	$12,452
07/31/17	$12,644	$12,512	$12,676
08/31/17	$12,699	$12,551	$12,733
09/30/17	$12,937	$12,810	$12,973
10/31/17	$13,277	$13,109	$13,317
11/30/17	$13,715	$13,511	$13,758
12/31/17	$13,845	$13,661	$13,891
01/31/18	$14,513	$14,443	$14,565
02/28/18	$13,975	$13,911	$14,024
03/31/18	$13,748	$13,557	$13,796
04/30/18	$13,705	$13,609	$13,756
05/31/18	$13,972	$13,937	$14,025
06/30/18	$14,088	$14,023	$14,146
07/31/18	$14,599	$14,544	$14,662
08/31/18	$15,067	$15,018	$15,133
09/30/18	$15,167	$15,104	$15,235
10/31/18	$14,321	$14,072	$14,388
11/30/18	$14,643	$14,358	$14,715
12/31/18	$13,398	$13,062	$13,465
01/31/19	$14,405	$14,109	$14,481
02/28/19	$14,951	$14,562	$15,033
03/31/19	$15,270	$14,845	$15,356
04/30/19	$15,836	$15,446	$15,927
05/31/19	$15,001	$14,464	$15,088
06/30/19	$15,969	$15,483	$16,073
07/31/19	$16,285	$15,706	$16,393
08/31/19	$16,134	$15,457	$16,243
09/30/19	$16,435	$15,746	$16,548
10/31/19	$16,712	$16,087	$16,829
11/30/19	$17,239	$16,671	$17,364
12/31/19	$17,728	$17,175	$17,860
01/31/20	$17,763	$17,168	$17,898
02/29/20	$16,285	$15,755	$16,407
03/31/20	$14,304	$13,809	$14,408
04/30/20	$15,885	$15,579	$16,005
05/31/20	$16,655	$16,321	$16,785
06/30/20	$16,692	$16,645	$16,833
07/31/20	$17,397	$17,584	$17,546
08/31/20	$18,340	$18,848	$18,502
09/30/20	$17,848	$18,132	$18,006
10/31/20	$17,337	$17,650	$17,491
11/30/20	$19,287	$19,582	$19,464
12/31/20	$19,913	$20,335	$20,101
01/31/21	$19,556	$20,129	$19,742
02/28/21	$20,126	$20,684	$20,320
03/31/21	$21,164	$21,590	$21,374
04/30/21	$22,071	$22,742	$22,294
05/31/21	$22,410	$22,901	$22,641
06/30/21	$22,902	$23,436	$23,143
07/31/21	$23,509	$23,993	$23,761
08/31/21	$24,097	$24,722	$24,359
09/30/21	$22,880	$23,572	$23,130
10/31/21	$24,256	$25,224	$24,527
11/30/21	$23,915	$25,049	$24,183
12/31/21	$25,223	$26,172	$25,514
01/31/22	$23,956	$24,817	$24,235
02/28/22	$23,160	$24,074	$23,431
03/31/22	$24,061	$24,968	$24,348
04/30/22	$22,428	$22,791	$22,695
05/31/22	$22,581	$22,833	$22,853
06/30/22	$21,006	$20,948	$21,258
07/31/22	$22,495	$22,879	$22,769
08/31/22	$21,596	$21,946	$21,860
09/30/22	$19,733	$19,925	$19,971
10/31/22	$21,384	$21,538	$21,649
11/30/22	$22,752	$22,742	$23,042
12/31/22	$21,669	$21,432	$21,942
01/31/23	$22,657	$22,778	$22,949
02/28/23	$22,015	$22,223	$22,297
03/31/23	$22,775	$23,038	$23,070
04/30/23	$23,163	$23,398	$23,468
05/31/23	$23,024	$23,500	$23,331
06/30/23	$24,329	$25,053	$24,663
07/31/23	$25,068	$25,857	$25,418
08/31/23	$24,788	$25,446	$25,132
09/30/23	$23,872	$24,232	$24,205
10/31/23	$23,465	$23,723	$23,795
11/30/23	$25,286	$25,889	$25,604
12/31/23	$26,395	$27,066	$26,736
01/31/24	$26,944	$27,520	$27,298
02/29/24	$28,088	$28,990	$28,461
03/31/24	$29,066	$29,923	$29,457
04/30/24	$27,870	$28,700	$28,247
05/31/24	$29,009	$30,124	$29,404
06/30/24	$29,641	$31,204	$30,050
07/31/24	$30,385	$31,584	$30,809
08/31/24	$31,421	$32,350	$31,867
09/30/24	$31,685	$33,041	$32,138
10/31/24	$31,258	$32,742	$31,706
11/30/24	$32,931	$34,664	$33,409
12/31/24	$31,400	$33,837	$31,855
01/31/25	$32,611	$34,780	$33,092
02/28/25	$32,833	$34,326	$33,322
03/31/25	$31,753	$32,392	$32,225
04/30/25	$31,296	$32,172	$31,765
05/31/25	$32,284	$34,197	$32,772
06/30/25	$33,245	$35,936	$33,755

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
QUS	12.16%	14.77%	12.76%
S&P 500 Index	15.16%	16.64%	13.65%
MSCI USA Factor Mix A-Series Capped Index	12.33%	14.93%	12.94%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,582,668,026
  Number of Portfolio Holdings552
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$2,141,194

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	8.9%
Semiconductors & Semiconductor Equipment	6.0%
Interactive Media & Services	5.4%
Pharmaceuticals	5.3%
Financial Services	5.2%
Insurance	4.4%
Health Care Providers & Services	4.3%
Oil, Gas & Consumable Fuels	3.9%
Banks	3.4%
Technology Hardware, Storage & Peripherals	3.2%

Top Ten Holdings

Holdings	%
Microsoft Corp.	3.3%
Apple, Inc.	2.9%
NVIDIA Corp.	2.6%
Meta Platforms, Inc., Class A	2.5%
Visa, Inc., Class A	2.1%
Eli Lilly & Co.	2.0%
Mastercard, Inc., Class A	1.7%
Alphabet, Inc., Class A	1.5%
Johnson & Johnson	1.4%
Netflix, Inc.	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR QUS

SPDR NYSE Technology ETF

XNTK

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR NYSE Technology ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR NYSE Technology ETF	$39	0.35%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariffs introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Alphabet. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XNTK	S&P 500 Index	NYSE Technology Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,559	$10,210	$10,563
08/31/15	$10,059	$9,594	$10,065
09/30/15	$9,894	$9,356	$9,902
10/31/15	$10,922	$10,145	$10,935
11/30/15	$11,031	$10,176	$11,048
12/31/15	$10,774	$10,015	$10,793
01/31/16	$9,793	$9,518	$9,811
02/29/16	$9,785	$9,505	$9,805
03/31/16	$10,549	$10,150	$10,575
04/30/16	$10,348	$10,189	$10,375
05/31/16	$10,855	$10,372	$10,889
06/30/16	$10,573	$10,399	$10,605
07/31/16	$11,432	$10,783	$11,470
08/31/16	$11,819	$10,798	$11,860
09/30/16	$12,057	$10,800	$12,100
10/31/16	$12,064	$10,603	$12,109
11/30/16	$12,157	$10,996	$12,206
12/31/16	$12,212	$11,213	$12,265
01/31/17	$12,973	$11,426	$13,034
02/28/17	$13,557	$11,879	$13,624
03/31/17	$13,880	$11,893	$13,953
04/30/17	$14,320	$12,015	$14,400
05/31/17	$14,888	$12,184	$14,976
06/30/17	$14,744	$12,260	$14,834
07/31/17	$15,273	$12,512	$15,370
08/31/17	$15,734	$12,551	$15,840
09/30/17	$15,990	$12,810	$16,094
10/31/17	$16,979	$13,109	$17,090
11/30/17	$17,148	$13,511	$17,265
12/31/17	$17,129	$13,661	$17,252
01/31/18	$18,866	$14,443	$19,009
02/28/18	$18,940	$13,911	$19,088
03/31/18	$18,189	$13,557	$18,336
04/30/18	$18,011	$13,609	$18,161
05/31/18	$19,044	$13,937	$19,210
06/30/18	$19,124	$14,023	$19,301
07/31/18	$19,012	$14,544	$19,193
08/31/18	$19,477	$15,018	$19,669
09/30/18	$19,396	$15,104	$19,593
10/31/18	$17,248	$14,072	$17,426
11/30/18	$17,366	$14,358	$17,550
12/31/18	$15,789	$13,062	$16,102
01/31/19	$17,494	$14,109	$17,850
02/28/19	$18,327	$14,562	$18,705
03/31/19	$18,914	$14,845	$19,313
04/30/19	$20,133	$15,446	$20,566
05/31/19	$17,863	$14,464	$18,247
06/30/19	$19,323	$15,483	$19,750
07/31/19	$20,020	$15,706	$20,469
08/31/19	$19,421	$15,457	$19,862
09/30/19	$19,378	$15,746	$19,825
10/31/19	$19,907	$16,087	$20,372
11/30/19	$20,845	$16,671	$21,340
12/31/19	$21,805	$17,175	$22,333
01/31/20	$22,644	$17,168	$23,201
02/29/20	$21,767	$15,755	$22,306
03/31/20	$19,558	$13,809	$20,047
04/30/20	$22,685	$15,579	$23,264
05/31/20	$24,498	$16,321	$25,134
06/30/20	$26,636	$16,645	$27,339
07/31/20	$28,922	$17,584	$29,696
08/31/20	$33,395	$18,848	$34,305
09/30/20	$31,805	$18,132	$32,679
10/31/20	$30,760	$17,650	$31,613
11/30/20	$35,428	$19,582	$36,424
12/31/20	$37,885	$20,334	$38,960
01/31/21	$38,577	$20,129	$39,684
02/28/21	$39,567	$20,684	$40,715
03/31/21	$38,813	$21,590	$39,948
04/30/21	$40,299	$22,742	$41,490
05/31/21	$39,982	$22,901	$41,176
06/30/21	$42,697	$23,436	$43,990
07/31/21	$42,588	$23,993	$43,891
08/31/21	$44,123	$24,722	$45,488
09/30/21	$42,030	$23,572	$43,342
10/31/21	$44,590	$25,224	$45,999
11/30/21	$45,222	$25,049	$46,667
12/31/21	$44,548	$26,172	$45,987
01/31/22	$39,522	$24,817	$40,807
02/28/22	$37,350	$24,074	$38,570
03/31/22	$37,379	$24,968	$38,614
04/30/22	$31,845	$22,791	$32,903
05/31/22	$30,945	$22,833	$31,982
06/30/22	$27,815	$20,948	$28,756
07/31/22	$30,517	$22,879	$31,562
08/31/22	$29,073	$21,946	$30,074
09/30/22	$25,432	$19,925	$26,309
10/31/22	$26,434	$21,538	$27,355
11/30/22	$28,987	$22,742	$30,016
12/31/22	$26,270	$21,432	$27,203
01/31/23	$30,583	$22,778	$31,687
02/28/23	$30,101	$22,223	$31,194
03/31/23	$32,902	$23,038	$34,113
04/30/23	$31,820	$23,398	$32,999
05/31/23	$35,339	$23,500	$36,665
06/30/23	$37,894	$25,053	$39,331
07/31/23	$40,392	$25,857	$41,939
08/31/23	$39,548	$25,446	$41,076
09/30/23	$37,156	$24,232	$38,600
10/31/23	$36,132	$23,723	$37,544
11/30/23	$42,003	$25,889	$43,658
12/31/23	$44,688	$27,066	$46,466
01/31/24	$46,119	$27,520	$47,946
02/29/24	$48,896	$28,990	$50,852
03/31/24	$49,664	$29,923	$51,668
04/30/24	$46,971	$28,700	$48,879
05/31/24	$49,634	$30,124	$51,668
06/30/24	$53,223	$31,204	$55,426
07/31/24	$51,305	$31,584	$53,442
08/31/24	$51,522	$32,350	$53,685
09/30/24	$53,953	$33,041	$56,242
10/31/24	$53,282	$32,742	$55,559
11/30/24	$56,118	$34,664	$58,535
12/31/24	$55,137	$33,837	$57,529
01/31/25	$58,169	$34,780	$60,714
02/28/25	$56,518	$34,326	$59,005
03/31/25	$52,464	$32,392	$54,789
04/30/25	$53,806	$32,172	$56,203
05/31/25	$58,999	$34,197	$61,649
06/30/25	$64,858	$35,936	$67,803

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XNTK	21.86%	19.48%	20.56%
S&P 500 Index	15.16%	16.64%	13.65%
NYSE Technology Index	22.33%	19.92%	21.09%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,132,067,441
  Number of Portfolio Holdings37
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$3,113,410

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	34.7%
Software	28.1%
Broadline Retail	8.4%
IT Services	5.8%
Interactive Media & Services	5.4%
Ground Transportation	4.0%
Entertainment	3.7%
Communications Equipment	3.0%
Hotels, Restaurants & Leisure	2.8%
Technology Hardware, Storage & Peripherals	2.1%

Top Ten Holdings

Holdings	%
Palantir Technologies, Inc., Class A	4.6%
Uber Technologies, Inc.	4.0%
Netflix, Inc.	3.7%
Alibaba Group Holding Ltd.	3.3%
Lam Research Corp.	3.3%
International Business Machines Corp.	3.3%
Oracle Corp.	3.2%
Broadcom, Inc.	3.1%
Micron Technology, Inc.	3.1%
Intuit, Inc.	3.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XNTK

SPDR S&P Pharmaceuticals ETF

XPH

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Pharmaceuticals ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Pharmaceuticals ETF	$36	0.35%

How did the Fund perform last year and what affected its performance?

Pharmaceuticals encountered a challenging fiscal year relative to the overall US market. Though producing a modest gain of 2.8% for the period, the industry trailed the broader S&P 500 by more than 12% after a brutal fiscal fourth quarter that produced a loss of 7.4% versus the S&P 500’s gain of almost 11% over the same three-month period. During this formative quarter, President Trump announced that a “major tariff” was coming specifically to the pharmaceutical industry after leaving them unscathed during the previous tariff announcements. His intention was to shift drug manufacturing to the US. The announcement came as the industry was already fighting headwinds around both regulatory uncertainty and drug pricing pressures.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XPH	S&P 500 Index	S&P Pharmaceuticals Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,499	$10,210	$10,502
08/31/15	$9,296	$9,594	$9,298
09/30/15	$7,544	$9,356	$7,541
10/31/15	$7,838	$10,145	$7,836
11/30/15	$8,670	$10,176	$8,670
12/31/15	$8,765	$10,015	$8,786
01/31/16	$7,375	$9,518	$7,392
02/29/16	$6,972	$9,505	$6,989
03/31/16	$6,892	$10,150	$6,908
04/30/16	$7,242	$10,189	$7,260
05/31/16	$7,455	$10,372	$7,476
06/30/16	$7,179	$10,399	$7,198
07/31/16	$7,887	$10,783	$7,910
08/31/16	$7,700	$10,798	$7,722
09/30/16	$7,591	$10,800	$7,615
10/31/16	$6,828	$10,603	$6,850
11/30/16	$6,751	$10,996	$6,769
12/31/16	$6,729	$11,213	$6,748
01/31/17	$6,675	$11,426	$6,695
02/28/17	$7,208	$11,879	$7,231
03/31/17	$7,213	$11,893	$7,237
04/30/17	$7,422	$12,015	$7,447
05/31/17	$7,189	$12,184	$7,213
06/30/17	$7,430	$12,260	$7,456
07/31/17	$7,454	$12,512	$7,480
08/31/17	$7,407	$12,551	$7,434
09/30/17	$7,359	$12,810	$7,386
10/31/17	$7,020	$13,109	$7,047
11/30/17	$7,441	$13,511	$7,471
12/31/17	$7,539	$13,661	$7,571
01/31/18	$7,736	$14,443	$7,769
02/28/18	$7,210	$13,911	$7,242
03/31/18	$7,264	$13,557	$7,298
04/30/18	$6,978	$13,609	$7,012
05/31/18	$7,304	$13,937	$7,341
06/30/18	$7,465	$14,023	$7,506
07/31/18	$8,069	$14,544	$8,116
08/31/18	$8,670	$15,018	$8,717
09/30/18	$8,443	$15,104	$8,490
10/31/18	$7,523	$14,072	$7,565
11/30/18	$7,587	$14,358	$7,631
12/31/18	$6,393	$13,062	$6,432
01/31/19	$6,997	$14,109	$7,042
02/28/19	$7,481	$14,562	$7,531
03/31/19	$7,265	$14,845	$7,315
04/30/19	$6,955	$15,446	$6,998
05/31/19	$6,421	$14,464	$6,461
06/30/19	$6,955	$15,483	$7,001
07/31/19	$6,643	$15,706	$6,687
08/31/19	$6,203	$15,457	$6,244
09/30/19	$6,247	$15,746	$6,288
10/31/19	$6,786	$16,087	$6,832
11/30/19	$7,172	$16,671	$7,223
12/31/19	$8,033	$17,175	$8,094
01/31/20	$7,964	$17,168	$8,027
02/29/20	$7,240	$15,755	$7,286
03/31/20	$6,351	$13,809	$6,393
04/30/20	$7,387	$15,579	$7,437
05/31/20	$7,602	$16,321	$7,657
06/30/20	$7,594	$16,645	$7,650
07/31/20	$7,514	$17,584	$7,572
08/31/20	$7,801	$18,848	$7,864
09/30/20	$7,669	$18,132	$7,732
10/31/20	$7,786	$17,650	$7,853
11/30/20	$8,440	$19,582	$8,516
12/31/20	$9,189	$20,334	$9,275
01/31/21	$9,163	$20,129	$9,252
02/28/21	$9,426	$20,684	$9,514
03/31/21	$8,891	$21,590	$8,975
04/30/21	$8,711	$22,742	$8,795
05/31/21	$8,935	$22,901	$9,025
06/30/21	$9,170	$23,436	$9,265
07/31/21	$8,925	$23,993	$9,020
08/31/21	$8,597	$24,722	$8,690
09/30/21	$8,415	$23,572	$8,508
10/31/21	$8,509	$25,224	$8,605
11/30/21	$8,134	$25,049	$8,217
12/31/21	$8,222	$26,172	$8,311
01/31/22	$7,765	$24,817	$7,847
02/28/22	$7,727	$24,074	$7,803
03/31/22	$8,099	$24,968	$8,179
04/30/22	$7,394	$22,791	$7,464
05/31/22	$7,515	$22,833	$7,586
06/30/22	$7,549	$20,948	$7,617
07/31/22	$7,699	$22,879	$7,765
08/31/22	$7,459	$21,946	$7,521
09/30/22	$7,231	$19,925	$7,282
10/31/22	$7,620	$21,538	$7,668
11/30/22	$7,743	$22,742	$7,790
12/31/22	$7,421	$21,432	$7,462
01/31/23	$7,887	$22,778	$7,930
02/28/23	$7,470	$22,223	$7,510
03/31/23	$7,452	$23,038	$7,493
04/30/23	$7,637	$23,398	$7,677
05/31/23	$7,166	$23,500	$7,203
06/30/23	$7,474	$25,053	$7,514
07/31/23	$7,965	$25,857	$8,010
08/31/23	$7,965	$25,446	$8,010
09/30/23	$7,265	$24,232	$7,305
10/31/23	$6,550	$23,723	$6,583
11/30/23	$6,762	$25,889	$6,792
12/31/23	$7,633	$27,066	$7,668
01/31/24	$7,710	$27,520	$7,743
02/29/24	$8,158	$28,990	$8,195
03/31/24	$7,945	$29,923	$7,981
04/30/24	$7,333	$28,700	$7,367
05/31/24	$7,449	$30,124	$7,484
06/30/24	$7,365	$31,204	$7,400
07/31/24	$8,004	$31,584	$8,044
08/31/24	$8,267	$32,350	$8,299
09/30/24	$8,250	$33,041	$8,270
10/31/24	$8,553	$32,742	$8,571
11/30/24	$8,585	$34,664	$8,590
12/31/24	$8,024	$33,837	$8,030
01/31/25	$8,414	$34,780	$8,420
02/28/25	$8,314	$34,326	$8,322
03/31/25	$8,207	$32,392	$8,217
04/30/25	$7,727	$32,172	$7,730
05/31/25	$7,603	$34,197	$7,607
06/30/25	$7,601	$35,936	$7,608

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XPH	3.20%	0.02%	(2.71%)
S&P 500 Index	15.16%	16.64%	13.65%
S&P Pharmaceuticals Select Industry Index	2.81%	(0.11%)	(2.70%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$147,956,064
  Number of Portfolio Holdings44
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$576,137

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Pharmaceuticals	99.8%

Top Ten Holdings

Holdings	%
Royalty Pharma PLC, Class A	4.1%
Corcept Therapeutics, Inc.	3.9%
Elanco Animal Health, Inc.	3.8%
Viatris, Inc.	3.8%
Pfizer, Inc.	3.8%
Merck & Co., Inc.	3.8%
Johnson & Johnson	3.8%
Tarsus Pharmaceuticals, Inc.	3.8%
Perrigo Co. PLC	3.7%
Axsome Therapeutics, Inc.	3.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XPH

SPDR S&P Retail ETF

XRT

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

June 30, 2025

This annual shareholder report contains important information about the SPDR S&P Retail ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Retail ETF	$36	0.35%

How did the Fund perform last year and what affected its performance?

With the back drop of inflation and the threat of tariffs, the Retail industry generate positive returns for the fiscal year. Specialty Retail, the largest sub-industry within the Index, generated moderate gains of 2.9% over the reporting period driving the majority of the performance. Broadline Retail, over 9% of the Index, was the only sub-industry with negative returns for this reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XRT	S&P 500 Index	S&P Retail Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,964	$10,210	$9,967
08/31/15	$9,483	$9,594	$9,488
09/30/15	$9,007	$9,356	$9,011
10/31/15	$9,319	$10,145	$9,325
11/30/15	$9,044	$10,176	$9,050
12/31/15	$8,822	$10,015	$8,829
01/31/16	$8,367	$9,518	$8,373
02/29/16	$8,830	$9,505	$8,838
03/31/16	$9,443	$10,150	$9,453
04/30/16	$9,052	$10,189	$9,062
05/31/16	$8,659	$10,372	$8,662
06/30/16	$8,616	$10,399	$8,618
07/31/16	$9,257	$10,783	$9,262
08/31/16	$9,128	$10,798	$9,134
09/30/16	$8,971	$10,800	$8,978
10/31/16	$8,696	$10,603	$8,700
11/30/16	$9,408	$10,996	$9,415
12/31/16	$9,114	$11,213	$9,122
01/31/17	$8,932	$11,426	$8,941
02/28/17	$8,884	$11,879	$8,895
03/31/17	$8,763	$11,893	$8,774
04/30/17	$8,909	$12,015	$8,919
05/31/17	$8,445	$12,184	$8,451
06/30/17	$8,479	$12,260	$8,482
07/31/17	$8,564	$12,512	$8,567
08/31/17	$8,162	$12,551	$8,164
09/30/17	$8,746	$12,810	$8,749
10/31/17	$8,269	$13,109	$8,272
11/30/17	$9,152	$13,511	$9,157
12/31/17	$9,493	$13,661	$9,502
01/31/18	$9,920	$14,443	$9,931
02/28/18	$9,508	$13,911	$9,520
03/31/18	$9,335	$13,557	$9,348
04/30/18	$9,518	$13,609	$9,533
05/31/18	$9,764	$13,937	$9,782
06/30/18	$10,265	$14,023	$10,288
07/31/18	$10,485	$14,544	$10,510
08/31/18	$10,998	$15,018	$11,027
09/30/18	$10,829	$15,104	$10,860
10/31/18	$10,002	$14,072	$10,029
11/30/18	$9,821	$14,358	$9,848
12/31/18	$8,730	$13,062	$8,753
01/31/19	$9,407	$14,109	$9,435
02/28/19	$9,766	$14,562	$9,797
03/31/19	$9,614	$14,845	$9,646
04/30/19	$9,761	$15,446	$9,796
05/31/19	$8,549	$14,464	$8,578
06/30/19	$9,102	$15,483	$9,135
07/31/19	$9,145	$15,706	$9,179
08/31/19	$8,530	$15,457	$8,560
09/30/19	$9,146	$15,746	$9,180
10/31/19	$9,287	$16,087	$9,320
11/30/19	$9,629	$16,671	$9,662
12/31/19	$9,963	$17,175	$9,976
01/31/20	$9,321	$17,168	$9,331
02/29/20	$8,721	$15,755	$8,730
03/31/20	$6,484	$13,809	$6,482
04/30/20	$7,992	$15,579	$7,989
05/31/20	$8,887	$16,321	$8,883
06/30/20	$9,351	$16,645	$9,350
07/31/20	$10,332	$17,584	$10,330
08/31/20	$11,307	$18,848	$11,310
09/30/20	$10,857	$18,132	$10,859
10/31/20	$10,905	$17,650	$10,902
11/30/20	$13,150	$19,582	$13,152
12/31/20	$14,119	$20,334	$14,129
01/31/21	$19,273	$20,129	$19,281
02/28/21	$17,411	$20,684	$17,420
03/31/21	$19,586	$21,590	$19,602
04/30/21	$20,424	$22,742	$20,440
05/31/21	$20,560	$22,901	$20,578
06/30/21	$21,407	$23,436	$21,432
07/31/21	$20,995	$23,993	$21,025
08/31/21	$21,138	$24,722	$21,172
09/30/21	$19,942	$23,572	$19,979
10/31/21	$20,796	$25,224	$20,842
11/30/21	$20,723	$25,049	$20,772
12/31/21	$20,144	$26,172	$20,200
01/31/22	$18,222	$24,817	$18,274
02/28/22	$17,224	$24,074	$17,272
03/31/22	$16,865	$24,968	$16,913
04/30/22	$15,685	$22,791	$15,728
05/31/22	$14,776	$22,833	$14,818
06/30/22	$13,054	$20,948	$13,092
07/31/22	$14,267	$22,879	$14,304
08/31/22	$14,228	$21,946	$14,259
09/30/22	$12,745	$19,925	$12,768
10/31/22	$14,161	$21,538	$14,194
11/30/22	$15,194	$22,742	$15,234
12/31/22	$13,764	$21,432	$13,793
01/31/23	$15,985	$22,778	$16,025
02/28/23	$15,138	$22,223	$15,167
03/31/23	$14,496	$23,038	$14,508
04/30/23	$14,038	$23,398	$14,037
05/31/23	$12,994	$23,500	$12,990
06/30/23	$14,642	$25,053	$14,643
07/31/23	$15,561	$25,857	$15,567
08/31/23	$14,767	$25,446	$14,777
09/30/23	$14,011	$24,232	$14,021
10/31/23	$13,515	$23,723	$13,524
11/30/23	$14,878	$25,889	$14,894
12/31/23	$16,736	$27,066	$16,763
01/31/24	$15,870	$27,520	$15,899
02/29/24	$17,701	$28,990	$17,739
03/31/24	$18,309	$29,923	$18,354
04/30/24	$16,644	$28,700	$16,688
05/31/24	$17,948	$30,124	$18,001
06/30/24	$17,481	$31,204	$17,537
07/31/24	$18,287	$31,584	$18,351
08/31/24	$17,776	$32,350	$17,843
09/30/24	$18,130	$33,041	$18,205
10/31/24	$17,478	$32,742	$17,554
11/30/24	$19,310	$34,664	$19,400
12/31/24	$18,704	$33,837	$18,796
01/31/25	$18,869	$34,780	$18,968
02/28/25	$17,422	$34,326	$17,516
03/31/25	$16,271	$32,392	$16,365
04/30/25	$16,180	$32,172	$16,276
05/31/25	$17,878	$34,197	$17,989
06/30/25	$18,208	$35,936	$18,327

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XRT	4.16%	14.26%	6.18%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Retail Select Industry Index	4.50%	14.41%	6.24%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$158,055,588
  Number of Portfolio Holdings78
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid$1,311,717

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Other Specialty Retail	21.8%
Automotive Retail	21.6%
Apparel Retail	19.8%
Food Retail	12.0%
Broadline Retail	11.0%
Consumer Staples Merchandise Retail	9.7%
Computer & Electronics Retail	2.4%
Drug Retail	1.4%

Top Ten Holdings

Holdings	%
Ollie's Bargain Outlet Holdings, Inc.	1.6%
Bath & Body Works, Inc.	1.6%
Kroger Co.	1.5%
National Vision Holdings, Inc.	1.5%
Dick's Sporting Goods, Inc.	1.5%
Valvoline, Inc.	1.5%
Dollar Tree, Inc.	1.5%
Five Below, Inc.	1.4%
Abercrombie & Fitch Co., Class A	1.4%
Urban Outfitters, Inc.	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR XRT

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2025 and June 30, 2024, the aggregate audit fees billed for professional services rendered by the principal accountant were $1,485,013 and $1,485,013, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2025 and June 30, 2024, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2025 and June 30, 2024, the aggregate tax fees billed for professional services rendered by the principal accountant were $216,969 and $216,969, respectively. Tax fees represent services related to the review of year-end distribution requirements.

(d) All Other Fees.

For the fiscal years ended June 30, 2025 and June 30, 2024, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended June 30, 2025 and June 30, 2024, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,441,842 and $9,387,702, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2025 (in millions)	FY 2024 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.5	$18.3
Tax Fees	$3.3	$3.1
All Other Fees	$15.8	$15

(1)	Information is for the calendar years 2025 and 2024, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
June 30, 2025
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SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR MSCI USA Gender Diversity ETF
SPDR ICE Preferred Securities ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTO COMPONENTS — 2.0%
Hesai Group ADR (a)	81,407	$1,786,884
COMMERCIAL SERVICES & SUPPLIES — 0.8%
ACV Auctions, Inc. Class A (a)	45,025	730,305
COMMUNICATIONS EQUIPMENT — 2.4%
Arista Networks, Inc. (a)	8,119	830,655
Calix, Inc. (a)	26,048	1,385,493
		2,216,148
CONSUMER FINANCE — 1.6%
NerdWallet, Inc. Class A (a)	68,548	751,972
Upstart Holdings, Inc. (a)	10,815	699,514
		1,451,486
DIVERSIFIED CONSUMER SERVICES — 2.1%
Duolingo, Inc. (a)	2,708	1,110,334
Udemy, Inc. (a)	115,119	809,287
		1,919,621
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
OSI Systems, Inc. (a)	5,030	1,131,046
ENTERTAINMENT — 7.0%
Electronic Arts, Inc.	5,789	924,503
IMAX Corp. (a)	35,125	982,095
Netflix, Inc. (a)	1,007	1,348,504
ROBLOX Corp. Class A (a)	15,338	1,613,558
Spotify Technology SA (a)	1,907	1,463,317
		6,331,977
FINANCIAL SERVICES — 5.6%
AvidXchange Holdings, Inc. (a)	81,994	802,721
Sezzle, Inc. (a)	17,759	3,183,301
Toast, Inc. Class A (a)	23,985	1,062,296
		5,048,318
GROUND TRANSPORTATION — 1.1%
Full Truck Alliance Co. Ltd. ADR	81,534	962,916
HEALTH CARE TECHNOLOGY — 5.1%
Doximity, Inc. Class A (a)	17,550	1,076,517
Phreesia, Inc. (a)	36,667	1,043,543
Schrodinger, Inc. (a) (b)	43,881	882,886
Simulations Plus, Inc.	29,565	515,909
Veeva Systems, Inc. Class A (a)	3,981	1,146,448
		4,665,303
HOTELS, RESTAURANTS & LEISURE — 0.8%
Sabre Corp. (a)	234,420	740,767
INTERACTIVE MEDIA & SERVICES — 6.6%
Bumble, Inc. Class A (a)	109,873	724,063
fuboTV, Inc. (a)	593,560	2,291,142
Meta Platforms, Inc. Class A	1,472	1,086,468
Pinterest, Inc. Class A (a)	29,833	1,069,811
Reddit, Inc. Class A (a)	5,294	797,118
		5,968,602
Security Description	Shares	Value
IT SERVICES — 8.6%
Amdocs Ltd.	10,454	$953,823
ASGN, Inc. (a)	10,394	518,973
Cognizant Technology Solutions Corp. Class A	11,407	890,088
Couchbase, Inc. (a) (b)	59,598	1,452,999
EPAM Systems, Inc. (a)	3,726	658,831
Globant SA (a)	4,230	384,253
Kyndryl Holdings, Inc. (a)	25,882	1,086,009
MongoDB, Inc. (a)	3,407	715,436
Okta, Inc. (a)	11,144	1,114,066
		7,774,478
MEDIA — 0.5%
Ibotta, Inc. Class A (a) (b)	12,419	454,535
PROFESSIONAL SERVICES — 8.3%
Concentrix Corp. (b)	20,724	1,095,367
Dayforce, Inc. (a)	11,852	656,482
Fiverr International Ltd. (a)	26,834	787,041
Genpact Ltd.	20,479	901,281
Parsons Corp. (a)	9,474	679,949
Paycom Software, Inc.	3,907	904,080
Paylocity Holding Corp. (a)	4,583	830,394
SS&C Technologies Holdings, Inc.	11,939	988,549
Upwork, Inc. (a)	54,112	727,265
		7,570,408
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
Zillow Group, Inc. Class C (a)	11,428	800,531
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.8%
ACM Research, Inc. Class A (a)	58,632	1,518,569
ARM Holdings PLC ADR (a) (b)	6,035	976,101
Axcelis Technologies, Inc. (a)	12,150	846,733
Impinj, Inc. (a)	6,036	670,419
Micron Technology, Inc.	8,929	1,100,499
NVIDIA Corp.	6,813	1,076,386
		6,188,707
SOFTWARE — 37.3%
Alkami Technology, Inc. (a)	23,092	695,993
Amplitude, Inc. Class A (a)	77,724	963,778
Asana, Inc. Class A (a)	37,869	511,231
Atlassian Corp. Class A (a)	3,285	667,151
Bill Holdings, Inc. (a)	10,419	481,983
Braze, Inc. Class A (a)	21,939	616,486
Check Point Software Technologies Ltd. (a)	4,850	1,073,062
Clear Secure, Inc. Class A	35,030	972,433
Clearwater Analytics Holdings, Inc. Class A (a)	49,816	1,092,465
Crowdstrike Holdings, Inc. Class A (a)	2,502	1,274,294
CyberArk Software Ltd. (a)	2,912	1,184,834
Daily Journal Corp. (a)	1,635	690,379
Datadog, Inc. Class A (a)	5,985	803,965
Dynatrace, Inc. (a)	16,799	927,473

See accompanying notes to financial statements.
1

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Fortinet, Inc. (a)	9,323	$985,627
Intapp, Inc. (a)	13,325	687,836
InterDigital, Inc. (b)	4,700	1,053,881
Jamf Holding Corp. (a)	61,739	587,138
JFrog Ltd. (a)	30,303	1,329,696
Manhattan Associates, Inc. (a)	3,080	608,208
Monday.com Ltd. (a)	3,361	1,056,967
nCino, Inc. (a) (b)	25,797	721,542
Olo, Inc. Class A (a)	118,577	1,055,335
Onestream, Inc. (a)	31,437	889,667
PagerDuty, Inc. (a)	45,290	692,031
Palo Alto Networks, Inc. (a)	4,641	949,734
Procore Technologies, Inc. (a)	11,609	794,288
Q2 Holdings, Inc. (a)	8,680	812,361
Qualys, Inc. (a)	6,194	884,937
Rapid7, Inc. (a)	23,040	532,915
SentinelOne, Inc. Class A (a)	38,224	698,735
SPS Commerce, Inc. (a)	4,755	647,108
Tenable Holdings, Inc. (a)	21,957	741,707
UiPath, Inc. Class A (a)	65,262	835,354
Unity Software, Inc. (a)	37,398	905,032
Varonis Systems, Inc. (a)	19,404	984,753
Vertex, Inc. Class A (a)	17,456	616,808
Workday, Inc. Class A (a)	3,352	804,480
Workiva, Inc. (a)	8,796	602,086
Zscaler, Inc. (a)	4,589	1,440,671
		33,874,424
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Super Micro Computer, Inc. (a) (b)	25,084	1,229,367
TOTAL COMMON STOCKS (Cost $97,654,386)		90,845,823
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	29,948	$29,948
State Street Navigator Securities Lending Portfolio II (e) (f)	3,038,098	3,038,098
TOTAL SHORT-TERM INVESTMENTS (Cost $3,068,046)		3,068,046
TOTAL INVESTMENTS — 103.4% (Cost $100,722,432)		93,913,869
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(3,064,112)
NET ASSETS — 100.0%		$90,849,757
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$90,845,823	$—	$—	$90,845,823
Short-Term Investments	3,068,046	—	—	3,068,046
TOTAL INVESTMENTS	$93,913,869	$—	$—	$93,913,869
See accompanying notes to financial statements.
2

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	188,524	$188,580	$189,257	$377,837	$9	$(9)	—	$—	$1,994
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,808,952	2,779,004	—	—	29,948	29,948	2,651
State Street Navigator Securities Lending Portfolio II	4,587,265	4,587,265	73,617,470	75,166,637	—	—	3,038,098	3,038,098	9,730
Total		$4,775,845	$76,615,679	$78,323,478	$9	$(9)		$3,068,046	$14,375
See accompanying notes to financial statements.
3

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 1.7%
BHP Group Ltd.	87,767	$2,113,791
National Australia Bank Ltd. (a)	90,792	2,341,941
Rio Tinto PLC	37,303	2,169,965
		6,625,697
BELGIUM — 0.6%
Anheuser-Busch InBev SA	35,942	2,457,175
BRAZIL — 0.5%
Petroleo Brasileiro SA - Petrobras ADR	49,824	574,969
Petroleo Brasileiro SA - Petrobras Preference Shares	249,171	1,432,613
		2,007,582
CANADA — 1.4%
Nutrien Ltd. (a)	49,500	2,878,582
Royal Bank of Canada	18,848	2,479,040
		5,357,622
CHINA — 3.3%
Alibaba Group Holding Ltd.	60,900	851,824
Alibaba Group Holding Ltd. ADR	19,652	2,228,733
China Construction Bank Corp. Class H	3,308,288	3,337,789
Industrial & Commercial Bank of China Ltd. Class H	4,269,110	3,382,658
Tencent Holdings Ltd.	48,506	3,108,092
		12,909,096
FINLAND — 0.7%
Sampo OYJ Class A	253,585	2,717,733
FRANCE — 4.7%
Air Liquide SA	12,363	2,541,684
BNP Paribas SA	33,195	2,973,880
Cie de Saint-Gobain SA	26,489	3,098,216
Engie SA	132,713	3,104,018
LVMH Moet Hennessy Louis Vuitton SE	3,438	1,794,270
TotalEnergies SE	34,467	2,107,917
Vinci SA	19,218	2,822,136
		18,442,121
GERMANY — 5.3%
Allianz SE	7,338	2,963,977
BASF SE	48,274	2,372,056
Deutsche Bank AG	142,911	4,222,418
E.ON SE	155,453	2,851,225
Mercedes-Benz Group AG	37,095	2,163,699
SAP SE	10,404	3,152,716
Siemens AG	12,727	3,251,600
		20,977,691
INDIA — 1.5%
Infosys Ltd. ADR	100,715	1,866,249
Reliance Industries Ltd.	118,956	2,081,453
Reliance Industries Ltd. GDR (b)	2,943	205,421
Security Description	Shares	Value
Tata Consultancy Services Ltd.	42,558	$1,718,001
		5,871,124
IRELAND — 0.5%
Accenture PLC Class A	6,699	2,002,264
ITALY — 1.7%
Generali (a)	82,942	2,941,288
UniCredit SpA	56,563	3,778,622
		6,719,910
JAPAN — 9.8%
Bridgestone Corp. (a)	61,767	2,522,935
Canon, Inc. (a)	68,981	2,000,494
Honda Motor Co. Ltd.	221,815	2,141,445
Komatsu Ltd.	87,647	2,874,339
Mitsubishi Corp.	115,540	2,310,080
Mitsubishi UFJ Financial Group, Inc.	224,448	3,081,314
Mitsui & Co. Ltd.	113,346	2,312,511
Mizuho Financial Group, Inc.	116,422	3,218,340
Nippon Steel Corp.	107,718	2,038,100
Panasonic Holdings Corp.	271,164	2,920,112
Seven & i Holdings Co. Ltd.	150,052	2,413,173
SoftBank Group Corp.	38,656	2,813,997
Sony Group Corp.	125,180	3,232,520
Takeda Pharmaceutical Co. Ltd. (a)	78,701	2,410,966
Toyota Motor Corp.	133,600	2,305,824
		38,596,150
LUXEMBOURG — 0.8%
ArcelorMittal SA	101,692	3,207,501
MEXICO — 0.6%
America Movil SAB de CV	2,771,682	2,461,826
NETHERLANDS — 0.6%
ASML Holding NV	2,852	2,268,482
SOUTH AFRICA — 1.5%
Anglo American PLC	73,672	2,170,562
Naspers Ltd. Class N	11,698	3,630,522
		5,801,084
SOUTH KOREA — 0.5%
Samsung Electronics Co. Ltd.	17,832	790,126
Samsung Electronics Co. Ltd. GDR	1,184	1,303,584
		2,093,710
SPAIN — 2.5%
Banco Bilbao Vizcaya Argentaria SA	225,590	3,457,078
Banco Santander SA	474,475	3,913,773
Telefonica SA (a)	496,540	2,598,404
		9,969,255
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B	311,232	2,643,238
SWITZERLAND — 1.3%
ABB Ltd.	41,726	2,479,971

See accompanying notes to financial statements.
4

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
UBS Group AG	77,290	$2,607,081
		5,087,052
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,926	2,927,610
UNITED KINGDOM — 4.1%
AstraZeneca PLC	14,876	2,062,994
BAE Systems PLC	132,720	3,431,029
HSBC Holdings PLC	267,265	3,229,561
National Grid PLC	170,046	2,473,533
Tesco PLC	482,764	2,654,821
Vodafone Group PLC	2,266,068	2,415,306
		16,267,244
UNITED STATES — 54.6%
3M Co.	17,435	2,654,304
Abbott Laboratories	20,044	2,726,184
AbbVie, Inc.	11,970	2,221,871
Adobe, Inc. (c)	4,295	1,661,650
Advanced Micro Devices, Inc. (c)	15,317	2,173,482
Alphabet, Inc. Class A	8,054	1,419,356
Alphabet, Inc. Class C	6,622	1,174,677
Amazon.com, Inc. (c)	12,427	2,726,360
American Express Co.	8,942	2,852,319
American International Group, Inc.	31,876	2,728,267
Amgen, Inc.	7,011	1,957,541
Apple, Inc.	10,510	2,156,337
AT&T, Inc.	107,014	3,096,985
Bank of America Corp.	59,942	2,836,455
Bank of New York Mellon Corp.	33,719	3,072,138
Baxter International, Inc.	58,730	1,778,344
Berkshire Hathaway, Inc. Class B (c)	5,159	2,506,087
Boeing Co. (c)	14,839	3,109,216
Booking Holdings, Inc.	607	3,514,069
BP PLC	439,005	2,200,015
Broadcom, Inc.	13,848	3,817,201
Carnival Corp. (c)	134,197	3,773,620
Caterpillar, Inc.	6,707	2,603,724
Chevron Corp.	16,457	2,356,478
Cisco Systems, Inc.	46,563	3,230,541
Coca-Cola Co.	32,683	2,312,322
Colgate-Palmolive Co.	22,068	2,005,981
ConocoPhillips	22,550	2,023,637
CVS Health Corp.	40,202	2,773,134
Deere & Co.	5,837	2,968,056
Duke Energy Corp.	19,872	2,344,896
DuPont de Nemours, Inc.	28,444	1,950,974
eBay, Inc.	36,498	2,717,641
Eli Lilly & Co.	2,532	1,973,770
Exxon Mobil Corp.	20,792	2,241,378
FedEx Corp.	8,141	1,850,531
General Electric Co.	13,007	3,347,872
Gilead Sciences, Inc.	28,154	3,121,434
Goldman Sachs Group, Inc.	4,861	3,440,373
GSK PLC	108,628	2,069,130
Home Depot, Inc.	6,092	2,233,571
Security Description	Shares	Value
Honeywell International, Inc.	11,423	$2,660,188
Howmet Aerospace, Inc.	24,373	4,536,546
HP, Inc.	69,397	1,697,451
Intel Corp.	118,669	2,658,186
International Business Machines Corp.	10,778	3,177,139
Johnson & Johnson	14,102	2,154,081
JPMorgan Chase & Co.	11,226	3,254,530
McDonald's Corp.	7,834	2,288,860
Medtronic PLC	25,731	2,242,971
Merck & Co., Inc.	20,137	1,594,045
Meta Platforms, Inc. Class A	4,424	3,265,310
Microsoft Corp.	5,352	2,662,138
Mondelez International, Inc. Class A	31,028	2,092,528
Nestle SA	22,591	2,237,247
Netflix, Inc. (c)	3,365	4,506,172
NextEra Energy, Inc.	27,544	1,912,104
NIKE, Inc. Class B	29,269	2,079,270
Novartis AG	20,154	2,434,937
NVIDIA Corp.	19,443	3,071,800
Oracle Corp.	14,389	3,145,867
PayPal Holdings, Inc. (c)	33,037	2,455,310
PepsiCo, Inc.	13,136	1,734,477
Pfizer, Inc.	79,693	1,931,758
Philip Morris International, Inc.	18,562	3,380,697
Procter & Gamble Co.	13,403	2,135,366
Prologis, Inc. REIT	17,950	1,886,904
QUALCOMM, Inc.	13,860	2,207,344
Roche Holding AG	7,444	2,416,494
RTX Corp.	19,495	2,846,660
Salesforce, Inc.	9,137	2,491,569
Schlumberger NV	57,862	1,955,736
Shell PLC (d)	13,437	470,186
Shell PLC (d)	56,020	1,972,114
Simon Property Group, Inc. REIT	14,188	2,280,863
Starbucks Corp.	23,473	2,150,831
Tesla, Inc. (c)	10,066	3,197,566
Travelers Cos., Inc.	9,748	2,607,980
Union Pacific Corp.	9,391	2,160,681
United Parcel Service, Inc. Class B	18,311	1,848,312
UnitedHealth Group, Inc.	3,879	1,210,132
Verizon Communications, Inc.	52,498	2,271,588
Visa, Inc. Class A	8,072	2,865,964
Walmart, Inc.	28,740	2,810,197
Walt Disney Co.	25,752	3,193,506
Wells Fargo & Co.	43,913	3,518,310
		215,393,836
TOTAL COMMON STOCKS (Cost $306,441,954)		392,805,003
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	338,214	338,214

See accompanying notes to financial statements.
5

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	7,487,897	$7,487,897
TOTAL SHORT-TERM INVESTMENTS (Cost $7,826,111)		7,826,111
TOTAL INVESTMENTS — 101.6% (Cost $314,268,065)		400,631,114
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(6,174,252)
NET ASSETS — 100.0%		$394,456,862
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	3	09/19/2025	$911,179	$938,063	$26,884
MSCI EAFE Index (long)	7	09/19/2025	923,241	938,595	15,354
					$42,238

During the year ended June 30, 2025, the average notional value related to futures contracts was $1,299,488.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$392,805,003	$—	$—	$392,805,003
Short-Term Investments	7,826,111	—	—	7,826,111
TOTAL INVESTMENTS	$400,631,114	$—	$—	$400,631,114
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$42,238	$—	$—	$42,238
TOTAL OTHER FINANCIAL INSTRUMENTS:	$42,238	$—	$—	$42,238
See accompanying notes to financial statements.
6

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	138,634	$138,634	$19,362,478	$19,162,898	$—	$—	338,214	$338,214	$26,191
State Street Navigator Securities Lending Portfolio II	5,126,614	5,126,614	70,657,341	68,296,058	—	—	7,487,897	7,487,897	25,872
Total		$5,265,248	$90,019,819	$87,458,956	$—	$—		$7,826,111	$52,063
See accompanying notes to financial statements.
7

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
Axon Enterprise, Inc. (a)	68	$56,300
Boeing Co. (a)	2,656	556,512
General Dynamics Corp.	4,206	1,226,722
General Electric Co.	39,883	10,265,485
HEICO Corp.	170	55,760
HEICO Corp. Class A	286	74,002
Howmet Aerospace, Inc.	13,102	2,438,675
L3Harris Technologies, Inc.	2,815	706,115
Lockheed Martin Corp.	17,911	8,295,300
Northrop Grumman Corp.	9,919	4,959,302
RTX Corp.	21,065	3,075,911
Textron, Inc.	3,783	303,737
TransDigm Group, Inc.	151	229,617
		32,243,438
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	4,826	463,055
Expeditors International of Washington, Inc.	7,391	844,422
FedEx Corp.	7,593	1,725,965
United Parcel Service, Inc. Class B	18,295	1,846,697
		4,880,139
AIRLINES — 0.0% *
Delta Air Lines, Inc.	5,742	282,392
United Airlines Holdings, Inc. (a)	3,200	254,816
		537,208
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	9,124	622,439
AUTOMOBILES — 0.6%
Ford Motor Co.	257,590	2,794,851
General Motors Co.	81,705	4,020,703
Rivian Automotive, Inc. Class A (a) (b)	6,086	83,622
Tesla, Inc. (a)	8,507	2,702,334
		9,601,510
BANKS — 3.4%
Bank of America Corp.	224,428	10,619,933
Citigroup, Inc.	86,081	7,327,215
Citizens Financial Group, Inc.	19,338	865,375
Fifth Third Bancorp	20,095	826,507
First Citizens BancShares, Inc. Class A (b)	734	1,436,049
Huntington Bancshares, Inc.	47,735	800,039
JPMorgan Chase & Co.	55,336	16,042,460
KeyCorp	27,137	472,727
M&T Bank Corp.	5,578	1,082,076
PNC Financial Services Group, Inc.	12,504	2,330,996
Regions Financial Corp.	32,751	770,303
Truist Financial Corp.	48,027	2,064,681
U.S. Bancorp	49,246	2,228,381
Security Description	Shares	Value
Wells Fargo & Co.	83,987	$6,729,038
		53,595,780
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	7,321	197,008
Coca-Cola Co.	202,901	14,355,246
Constellation Brands, Inc. Class A	1,130	183,828
Keurig Dr. Pepper, Inc.	113,817	3,762,790
Molson Coors Beverage Co. Class B	5,427	260,984
Monster Beverage Corp. (a)	72,245	4,525,427
PepsiCo, Inc.	94,692	12,503,132
		35,788,415
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	26,995	5,010,812
Alnylam Pharmaceuticals, Inc. (a)	46	15,000
Amgen, Inc.	9,112	2,544,162
Biogen, Inc. (a)	4,104	515,421
BioMarin Pharmaceutical, Inc. (a)	19,609	1,077,907
Gilead Sciences, Inc.	44,836	4,970,967
Incyte Corp. (a)	33,781	2,300,486
Natera, Inc. (a)	96	16,218
Neurocrine Biosciences, Inc. (a)	14,420	1,812,450
Regeneron Pharmaceuticals, Inc.	5,657	2,969,925
United Therapeutics Corp. (a)	4,000	1,149,400
Vertex Pharmaceuticals, Inc. (a)	19,898	8,858,590
		31,241,338
BROADLINE RETAIL — 1.0%
Amazon.com, Inc. (a)	59,398	13,031,327
eBay, Inc.	4,687	348,994
MercadoLibre, Inc. (a)	960	2,509,085
		15,889,406
BUILDING PRODUCTS — 0.5%
Allegion PLC	3,660	527,479
Builders FirstSource, Inc. (a)	3,787	441,905
Carlisle Cos., Inc.	1,823	680,708
Carrier Global Corp.	7,898	578,055
Johnson Controls International PLC	7,100	749,902
Lennox International, Inc.	1,726	989,412
Masco Corp.	2,370	152,533
Owens Corning	2,301	316,434
Trane Technologies PLC	8,785	3,842,647
		8,279,075
CAPITAL MARKETS — 2.9%
Ameriprise Financial, Inc.	4,739	2,529,347
ARES Management Corp. Class A	839	145,315
Bank of New York Mellon Corp.	13,410	1,221,785
Blackrock, Inc.	5,733	6,015,350
Blackstone, Inc.	3,011	450,385
Carlyle Group, Inc. (b)	3,394	174,452
Cboe Global Markets, Inc.	24,320	5,671,667
Charles Schwab Corp.	15,858	1,446,884
CME Group, Inc.	30,415	8,382,982

See accompanying notes to financial statements.
8

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Coinbase Global, Inc. Class A (a)	606	$212,397
FactSet Research Systems, Inc.	1,491	666,895
Goldman Sachs Group, Inc.	5,839	4,132,552
Interactive Brokers Group, Inc. Class A	3,440	190,610
Intercontinental Exchange, Inc.	13,720	2,517,208
KKR & Co., Inc.	3,737	497,133
LPL Financial Holdings, Inc.	727	272,603
Moody's Corp.	5,981	3,000,010
Morgan Stanley	20,205	2,846,076
MSCI, Inc.	229	132,074
Nasdaq, Inc.	3,260	291,509
Northern Trust Corp.	4,186	530,743
Raymond James Financial, Inc.	3,071	470,999
Robinhood Markets, Inc. Class A (a)	1,905	178,365
S&P Global, Inc.	1,886	994,469
State Street Corp. (c)	8,226	874,753
T. Rowe Price Group, Inc.	11,407	1,100,776
Tradeweb Markets, Inc. Class A	7,915	1,158,756
		46,106,095
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	2,453	691,893
CF Industries Holdings, Inc.	5,211	479,412
Corteva, Inc.	27,430	2,044,358
Dow, Inc.	34,174	904,927
DuPont de Nemours, Inc.	8,608	590,423
Ecolab, Inc.	1,571	423,290
International Flavors & Fragrances, Inc.	3,929	288,978
Linde PLC	24,695	11,586,400
LyondellBasell Industries NV Class A	12,320	712,835
PPG Industries, Inc.	3,648	414,960
RPM International, Inc.	1,357	149,053
Sherwin-Williams Co.	8,871	3,045,947
		21,332,476
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Cintas Corp.	14,460	3,222,700
Copart, Inc. (a)	33,929	1,664,896
Republic Services, Inc.	32,100	7,916,181
Rollins, Inc.	49,150	2,773,043
Veralto Corp.	10,020	1,011,519
Waste Connections, Inc.	41,025	7,660,188
Waste Management, Inc.	35,037	8,017,167
		32,265,694
COMMUNICATIONS EQUIPMENT — 2.7%
Arista Networks, Inc. (a)	58,130	5,947,280
Cisco Systems, Inc.	284,338	19,727,371
F5, Inc. (a)	13,885	4,086,633
Juniper Networks, Inc.	71,010	2,835,429
Motorola Solutions, Inc.	24,775	10,416,897
		43,013,610
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.1%
AECOM	1,694	$191,185
EMCOR Group, Inc.	2,090	1,117,920
Quanta Services, Inc.	972	367,494
		1,676,599
CONSTRUCTION MATERIALS — 0.1%
CRH PLC	11,431	1,049,366
Martin Marietta Materials, Inc.	496	272,284
Vulcan Materials Co.	1,006	262,385
		1,584,035
CONSUMER FINANCE — 0.3%
American Express Co.	5,453	1,739,398
Capital One Financial Corp.	9,600	2,042,496
Synchrony Financial	11,329	756,097
		4,537,991
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.3%
Albertsons Cos., Inc. Class A	25,848	555,990
Costco Wholesale Corp.	18,208	18,024,828
Dollar General Corp.	6,279	718,192
Dollar Tree, Inc. (a)	4,531	448,750
Kroger Co.	76,585	5,493,442
Sysco Corp.	11,658	882,977
Target Corp.	16,205	1,598,623
Walmart, Inc.	82,196	8,037,125
		35,759,927
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	30,856	283,567
Avery Dennison Corp.	978	171,610
Ball Corp.	3,267	183,246
Crown Holdings, Inc.	2,549	262,496
International Paper Co.	9,712	454,813
Packaging Corp. of America	5,359	1,009,903
Smurfit WestRock PLC	13,913	600,346
		2,965,981
DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,109	377,153
LKQ Corp.	8,429	311,957
Pool Corp.	1,645	479,485
		1,168,595
DIVERSIFIED REITs — 0.0% *
WP Carey, Inc. REIT	3,916	244,280
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	353,696	10,235,962
Verizon Communications, Inc.	286,039	12,376,908
		22,612,870
ELECTRIC UTILITIES — 2.2%
Alliant Energy Corp.	11,953	722,798
American Electric Power Co., Inc.	29,574	3,068,598
Constellation Energy Corp.	2,249	725,887
Duke Energy Corp.	79,679	9,402,122
Edison International	11,665	601,914

See accompanying notes to financial statements.
9

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Entergy Corp.	6,814	$566,380
Evergy, Inc.	4,979	343,203
Eversource Energy	7,034	447,503
Exelon Corp.	21,302	924,933
FirstEnergy Corp.	9,922	399,460
NextEra Energy, Inc.	30,615	2,125,293
NRG Energy, Inc.	2,166	347,816
PG&E Corp.	126,505	1,763,480
PPL Corp.	19,701	667,667
Southern Co.	99,723	9,157,563
Xcel Energy, Inc.	43,954	2,993,267
		34,257,884
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	8,840	1,599,686
Eaton Corp. PLC	14,507	5,178,854
Emerson Electric Co.	6,243	832,379
GE Vernova, Inc.	1,232	651,913
Hubbell, Inc.	2,127	868,688
Rockwell Automation, Inc.	839	278,691
Vertiv Holdings Co. Class A	1,305	167,575
		9,577,786
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Amphenol Corp. Class A	91,654	9,050,833
CDW Corp.	16,274	2,906,374
Corning, Inc.	23,623	1,242,334
Jabil, Inc.	2,513	548,085
Keysight Technologies, Inc. (a)	1,492	244,479
Ralliant Corp. (a)	1	32
TE Connectivity PLC	14,585	2,460,052
Teledyne Technologies, Inc. (a)	8,211	4,206,577
Trimble, Inc. (a)	2,177	165,408
Zebra Technologies Corp. Class A (a)	438	135,062
		20,959,236
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	18,590	712,740
Halliburton Co.	30,436	620,286
Schlumberger NV	31,926	1,079,099
		2,412,125
ENTERTAINMENT — 2.1%
Electronic Arts, Inc.	23,201	3,705,200
Liberty Media Corp.-Liberty Formula One Class C (a)	21,200	2,215,400
Live Nation Entertainment, Inc. (a)	967	146,288
Netflix, Inc. (a)	16,819	22,522,827
ROBLOX Corp. Class A (a)	261	27,457
Take-Two Interactive Software, Inc. (a)	748	181,652
Walt Disney Co.	25,101	3,112,775
Warner Bros Discovery, Inc. (a)	154,890	1,775,039
		33,686,638
Security Description	Shares	Value
FINANCIAL SERVICES — 5.2%
Apollo Global Management, Inc.	3,335	$473,136
Berkshire Hathaway, Inc. Class B (a)	34,222	16,624,021
Block, Inc. (a)	8,499	577,337
Corebridge Financial, Inc.	10,915	387,483
Corpay, Inc. (a)	604	200,419
Equitable Holdings, Inc.	5,436	304,960
Fidelity National Information Services, Inc.	5,337	434,485
Fiserv, Inc. (a)	5,959	1,027,391
Global Payments, Inc.	7,601	608,384
Jack Henry & Associates, Inc.	3,078	554,563
Mastercard, Inc. Class A	47,686	26,796,671
PayPal Holdings, Inc. (a)	13,148	977,159
Toast, Inc. Class A (a)	565	25,024
Visa, Inc. Class A	91,632	32,533,942
		81,524,975
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	29,393	1,551,362
Bunge Global SA	10,107	811,390
Campbell's Co.	41,678	1,277,431
Conagra Brands, Inc.	16,282	333,293
General Mills, Inc.	62,646	3,245,689
Hershey Co.	15,549	2,580,357
Hormel Foods Corp.	27,764	839,861
J.M. Smucker Co.	2,543	249,723
Kellanova	49,467	3,934,110
Kraft Heinz Co.	98,493	2,543,089
McCormick & Co., Inc.	2,788	211,386
Mondelez International, Inc. Class A	79,675	5,373,282
Tyson Foods, Inc. Class A	67,996	3,803,696
		26,754,669
GAS UTILITIES — 0.0% *
Atmos Energy Corp.	4,019	619,368
GROUND TRANSPORTATION — 0.5%
CSX Corp.	25,769	840,843
JB Hunt Transport Services, Inc.	1,521	218,416
Norfolk Southern Corp.	2,855	730,794
Old Dominion Freight Line, Inc.	8,368	1,358,126
Uber Technologies, Inc. (a)	31,269	2,917,398
U-Haul Holding Co.	2,270	123,420
Union Pacific Corp.	5,915	1,360,923
		7,549,920
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	96,610	13,139,926
ABIOMED, Inc. (a)	36	37
Align Technology, Inc. (a)	678	128,366
Baxter International, Inc.	12,148	367,841
Becton Dickinson & Co.	15,373	2,647,999
Boston Scientific Corp. (a)	33,408	3,588,353
Cooper Cos., Inc. (a)	3,105	220,952
Dexcom, Inc. (a)	1,515	132,244

See accompanying notes to financial statements.
10

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Edwards Lifesciences Corp. (a)	22,679	$1,773,725
GE HealthCare Technologies, Inc.	7,296	540,415
Hologic, Inc. (a)	14,064	916,410
IDEXX Laboratories, Inc. (a)	3,664	1,965,150
Insulet Corp. (a)	162	50,897
Intuitive Surgical, Inc. (a)	11,664	6,338,334
Medtronic PLC	26,460	2,306,518
ResMed, Inc.	5,864	1,512,912
Solventum Corp. (a)	2,160	163,814
STERIS PLC	953	228,930
Stryker Corp.	2,101	831,219
Zimmer Biomet Holdings, Inc.	3,527	321,698
		37,175,740
HEALTH CARE PROVIDERS & SERVICES — 4.3%
Cardinal Health, Inc.	13,084	2,198,112
Cencora, Inc.	32,536	9,755,919
Centene Corp. (a)	38,125	2,069,425
Cigna Group	12,322	4,073,407
CVS Health Corp.	75,942	5,238,479
DaVita, Inc. (a)	828	117,948
Elevance Health, Inc.	20,200	7,856,992
HCA Healthcare, Inc.	4,477	1,715,139
Humana, Inc.	5,081	1,242,203
Labcorp Holdings, Inc.	1,516	397,965
McKesson Corp.	14,276	10,461,167
Molina Healthcare, Inc. (a)	5,510	1,641,429
Quest Diagnostics, Inc.	4,963	891,504
UnitedHealth Group, Inc.	62,736	19,571,750
Universal Health Services, Inc. Class B	1,398	253,248
		67,484,687
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	4,198	304,901
Healthpeak Properties, Inc. REIT	13,664	239,257
Ventas, Inc. REIT	3,862	243,885
Welltower, Inc. REIT	22,518	3,461,692
		4,249,735
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	5,458	1,571,795
HOTELS, RESTAURANTS & LEISURE — 1.4%
Airbnb, Inc. Class A (a)	2,898	383,521
Booking Holdings, Inc.	134	775,758
Carnival Corp. (a)	10,991	309,067
Chipotle Mexican Grill, Inc. (a)	50,962	2,861,516
Darden Restaurants, Inc.	1,516	330,443
Domino's Pizza, Inc.	194	87,416
DoorDash, Inc. Class A (a)	4,923	1,213,569
DraftKings, Inc. Class A (a)	768	32,940
Expedia Group, Inc.	1,634	275,623
Flutter Entertainment PLC (a)	1,278	365,201
Hilton Worldwide Holdings, Inc.	873	232,515
Hyatt Hotels Corp. Class A	219	30,583
Las Vegas Sands Corp.	4,446	193,446
Security Description	Shares	Value
Marriott International, Inc. Class A	1,238	$338,234
McDonald's Corp.	25,379	7,414,982
Royal Caribbean Cruises Ltd.	1,490	466,579
Starbucks Corp.	9,443	865,262
Yum! Brands, Inc.	36,056	5,342,778
		21,519,433
HOUSEHOLD DURABLES — 0.5%
DR Horton, Inc.	17,197	2,217,037
Garmin Ltd.	6,082	1,269,435
Lennar Corp. Class A	8,574	948,370
NVR, Inc. (a)	189	1,395,890
PulteGroup, Inc.	12,890	1,359,380
		7,190,112
HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc.	40,242	3,867,659
Clorox Co.	883	106,022
Colgate-Palmolive Co.	58,218	5,292,016
Kimberly-Clark Corp.	11,467	1,478,326
Procter & Gamble Co.	134,745	21,467,573
		32,211,596
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% *
Vistra Corp.	2,279	441,693
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	26,437	4,024,769
Honeywell International, Inc.	5,546	1,291,552
		5,316,321
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	11,784	1,238,734
INSURANCE — 4.4%
Aflac, Inc.	26,062	2,748,498
Allstate Corp.	23,416	4,713,875
American Financial Group, Inc.	3,639	459,278
American International Group, Inc.	18,298	1,566,126
Aon PLC Class A	8,330	2,971,811
Arch Capital Group Ltd.	54,764	4,986,262
Arthur J Gallagher & Co.	17,407	5,572,329
Brown & Brown, Inc.	1,597	177,059
Chubb Ltd.	33,652	9,749,657
Cincinnati Financial Corp.	2,939	437,676
Erie Indemnity Co. Class A	3,382	1,172,844
Everest Group Ltd.	1,476	501,619
Fidelity National Financial, Inc.	5,030	281,982
Hartford Insurance Group, Inc.	19,365	2,456,838
Loews Corp.	22,795	2,089,390
Markel Group, Inc. (a)	257	513,321
Marsh & McLennan Cos., Inc.	28,906	6,320,008
MetLife, Inc.	15,707	1,263,157
Principal Financial Group, Inc.	6,497	516,057
Progressive Corp.	32,199	8,592,625
Prudential Financial, Inc.	12,109	1,300,991
Travelers Cos., Inc.	22,717	6,077,706
W.R. Berkley Corp.	30,657	2,252,370

See accompanying notes to financial statements.
11

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Willis Towers Watson PLC	7,451	$2,283,731
		69,005,210
INTERACTIVE MEDIA & SERVICES — 5.4%
Alphabet, Inc. Class A	134,496	23,702,230
Alphabet, Inc. Class C	120,720	21,414,521
Meta Platforms, Inc. Class A	53,885	39,771,980
Pinterest, Inc. Class A (a)	4,640	166,390
Reddit, Inc. Class A (a)	98	14,756
Snap, Inc. Class A (a) (b)	3,435	29,850
		85,099,727
IT SERVICES — 3.0%
Accenture PLC Class A	45,831	13,698,428
Akamai Technologies, Inc. (a)	25,175	2,007,958
Cloudflare, Inc. Class A (a)	162	31,724
Cognizant Technology Solutions Corp. Class A	73,045	5,699,701
Gartner, Inc. (a)	13,678	5,528,921
GoDaddy, Inc. Class A (a)	28,217	5,080,753
International Business Machines Corp.	36,113	10,645,390
MongoDB, Inc. (a)	84	17,639
Okta, Inc. (a)	1,031	103,069
Snowflake, Inc. Class A (a)	434	97,116
Twilio, Inc. Class A (a)	1,441	179,203
VeriSign, Inc.	17,182	4,962,162
		48,052,064
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	11,327	1,336,699
Avantor, Inc. (a)	16,061	216,181
Danaher Corp.	6,942	1,371,323
Illumina, Inc. (a)	365	34,825
IQVIA Holdings, Inc. (a)	2,888	455,120
Mettler-Toledo International, Inc. (a)	104	122,171
Revvity, Inc.	1,892	182,994
Thermo Fisher Scientific, Inc.	4,658	1,888,633
Waters Corp. (a)	2,373	828,272
West Pharmaceutical Services, Inc.	2,784	609,139
		7,045,357
MACHINERY — 1.4%
Caterpillar, Inc.	21,302	8,269,649
CNH Industrial NV (b)	28,779	372,976
Cummins, Inc.	6,693	2,191,957
Deere & Co.	3,265	1,660,220
Dover Corp.	1,429	261,836
Fortive Corp.	4,001	208,572
Graco, Inc.	7,149	614,599
IDEX Corp.	649	113,945
Illinois Tool Works, Inc.	14,287	3,532,461
Ingersoll Rand, Inc.	3,654	303,940
Nordson Corp.	421	90,250
Otis Worldwide Corp.	6,540	647,591
PACCAR, Inc.	10,200	969,612
Security Description	Shares	Value
Parker-Hannifin Corp.	846	$590,906
Pentair PLC	6,477	664,929
Snap-on, Inc.	2,347	730,339
Westinghouse Air Brake Technologies Corp.	1,606	336,216
Xylem, Inc.	2,224	287,697
		21,847,695
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	2,650	1,083,346
Comcast Corp. Class A	171,435	6,118,515
Fox Corp. Class A	5,226	292,865
Fox Corp. Class B	3,007	155,251
News Corp. Class A	6,679	198,500
Omnicom Group, Inc.	10,355	744,939
Trade Desk, Inc. Class A (a)	430	30,956
		8,624,372
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	20,636	894,571
Newmont Corp.	37,580	2,189,411
Nucor Corp.	10,169	1,317,292
Reliance, Inc.	1,338	419,998
Steel Dynamics, Inc.	4,586	587,054
		5,408,326
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% *
Annaly Capital Management, Inc. REIT	9,448	177,811
MULTI-UTILITIES — 1.3%
Ameren Corp.	17,829	1,712,297
CenterPoint Energy, Inc.	11,776	432,650
CMS Energy Corp.	19,013	1,317,221
Consolidated Edison, Inc.	67,832	6,806,941
Dominion Energy, Inc.	35,150	1,986,678
DTE Energy Co.	11,725	1,553,094
NiSource, Inc.	6,918	279,072
Public Service Enterprise Group, Inc.	7,184	604,749
Sempra	11,678	884,842
WEC Energy Group, Inc.	43,500	4,532,700
		20,110,244
OFFICE REITs — 0.0% *
BXP, Inc. REIT	2,451	165,369
OIL, GAS & CONSUMABLE FUELS — 3.9%
Cheniere Energy, Inc.	3,883	945,588
Chevron Corp.	62,963	9,015,672
ConocoPhillips	37,300	3,347,302
Coterra Energy, Inc.	49,635	1,259,736
Devon Energy Corp.	27,936	888,644
Diamondback Energy, Inc.	10,184	1,399,282
EOG Resources, Inc.	20,856	2,494,586
EQT Corp.	9,508	554,507
Expand Energy Corp.	31,491	3,682,558

See accompanying notes to financial statements.
12

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Exxon Mobil Corp.	188,980	$20,372,044
Hess Corp.	4,162	576,604
Kinder Morgan, Inc.	29,746	874,532
Marathon Petroleum Corp.	26,112	4,337,464
Occidental Petroleum Corp.	29,075	1,221,441
ONEOK, Inc.	9,105	743,241
Phillips 66 Co.	21,421	2,555,525
Targa Resources Corp.	6,193	1,078,077
Texas Pacific Land Corp.	816	862,014
Valero Energy Corp.	19,278	2,591,349
Williams Cos., Inc.	37,200	2,336,532
		61,136,698
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	4,466	360,853
Kenvue, Inc.	21,025	440,053
		800,906
PHARMACEUTICALS — 5.3%
Bristol-Myers Squibb Co.	79,409	3,675,843
Eli Lilly & Co.	41,131	32,062,848
Johnson & Johnson	147,984	22,604,556
Merck & Co., Inc.	213,031	16,863,534
Pfizer, Inc.	215,387	5,220,981
Royalty Pharma PLC Class A	6,446	232,249
Zoetis, Inc.	18,777	2,928,273
		83,588,284
PROFESSIONAL SERVICES — 1.0%
Automatic Data Processing, Inc.	23,348	7,200,523
Booz Allen Hamilton Holding Corp.	18,424	1,918,491
Broadridge Financial Solutions, Inc.	1,932	469,534
Equifax, Inc.	827	214,499
Jacobs Solutions, Inc.	1,697	223,071
Leidos Holdings, Inc.	1,846	291,225
Paychex, Inc.	14,587	2,121,825
Paycom Software, Inc.	2,247	519,956
SS&C Technologies Holdings, Inc.	2,996	248,069
TransUnion	1,360	119,680
Verisk Analytics, Inc.	8,076	2,515,674
		15,842,547
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% *
CBRE Group, Inc. Class A (a)	4,062	569,167
CoStar Group, Inc. (a)	2,092	168,197
Zillow Group, Inc. Class C (a)	829	58,072
		795,436
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	3,781	136,381
AvalonBay Communities, Inc. REIT	1,484	301,994
Camden Property Trust REIT	1,276	143,792
Equity LifeStyle Properties, Inc. REIT	972	59,943
Equity Residential REIT	3,956	266,991
Security Description	Shares	Value
Essex Property Trust, Inc. REIT	558	$158,137
Invitation Homes, Inc. REIT	6,401	209,953
Mid-America Apartment Communities, Inc. REIT	1,167	172,728
Sun Communities, Inc. REIT	1,588	200,866
UDR, Inc. REIT	3,099	126,532
		1,777,317
RETAIL REITs — 0.1%
Kimco Realty Corp. REIT	10,552	221,803
Realty Income Corp. REIT	12,136	699,155
Regency Centers Corp. REIT	2,064	147,019
Simon Property Group, Inc. REIT	2,672	429,550
		1,497,527
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
Advanced Micro Devices, Inc. (a)	11,023	1,564,164
Analog Devices, Inc.	9,699	2,308,556
Applied Materials, Inc.	36,438	6,670,705
Broadcom, Inc.	11,579	3,191,751
Entegris, Inc. (b)	1,738	140,170
First Solar, Inc. (a)	10,729	1,776,079
Intel Corp.	99,249	2,223,178
KLA Corp.	6,629	5,937,860
Lam Research Corp.	58,242	5,669,276
Marvell Technology, Inc.	4,211	325,931
Microchip Technology, Inc.	6,376	448,679
Micron Technology, Inc.	13,279	1,636,637
Monolithic Power Systems, Inc.	2,084	1,524,196
NVIDIA Corp.	263,571	41,641,582
NXP Semiconductors NV	3,136	685,185
ON Semiconductor Corp. (a)	10,191	534,110
QUALCOMM, Inc.	49,224	7,839,414
Teradyne, Inc.	6,680	600,666
Texas Instruments, Inc.	47,583	9,879,182
		94,597,321
SOFTWARE — 8.9%
Adobe, Inc. (a)	27,226	10,533,195
ANSYS, Inc. (a)	9,762	3,428,610
AppLovin Corp. Class A (a)	7,946	2,781,736
Atlassian Corp. Class A (a)	88	17,872
Autodesk, Inc. (a)	8,009	2,479,346
Bentley Systems, Inc. Class B	32,484	1,753,161
Cadence Design Systems, Inc. (a)	12,318	3,795,792
Crowdstrike Holdings, Inc. Class A (a)	173	88,111
Datadog, Inc. Class A (a)	2,698	362,422
Docusign, Inc. (a)	1,068	83,187
Dynatrace, Inc. (a)	33,818	1,867,092
Fair Isaac Corp. (a)	1,715	3,134,951
Fortinet, Inc. (a)	63,417	6,704,445
Gen Digital, Inc.	58,659	1,724,575
HubSpot, Inc. (a)	1,866	1,038,672
Intuit, Inc.	14,687	11,567,922
Microsoft Corp.	106,151	52,800,569

See accompanying notes to financial statements.
13

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
MicroStrategy, Inc. Class A (a)	540	$218,284
Nutanix, Inc. Class A (a)	7,552	577,275
Oracle Corp.	17,105	3,739,666
Palantir Technologies, Inc. Class A (a)	1,082	147,498
Palo Alto Networks, Inc. (a)	5,170	1,057,989
PTC, Inc. (a)	23,404	4,033,445
Roper Technologies, Inc.	14,175	8,034,957
Salesforce, Inc.	12,044	3,284,278
Samsara, Inc. Class A (a)	104	4,137
ServiceNow, Inc. (a)	4,821	4,956,374
Synopsys, Inc. (a)	7,106	3,643,104
Tyler Technologies, Inc. (a)	6,164	3,654,266
Workday, Inc. Class A (a)	9,053	2,172,720
Zoom Communications, Inc. (a)	10,129	789,859
Zscaler, Inc. (a)	77	24,173
		140,499,683
SPECIALIZED REITs — 0.2%
American Tower Corp. REIT	3,054	674,995
Crown Castle, Inc. REIT	2,748	282,302
Digital Realty Trust, Inc. REIT	2,814	490,565
Equinix, Inc. REIT	431	342,848
Extra Space Storage, Inc. REIT	2,060	303,726
Gaming & Leisure Properties, Inc. REIT	3,343	156,051
Iron Mountain, Inc. REIT	1,137	116,622
Public Storage REIT	1,070	313,959
SBA Communications Corp. REIT	641	150,533
VICI Properties, Inc. REIT	18,945	617,607
Weyerhaeuser Co. REIT	15,046	386,532
		3,835,740
SPECIALTY RETAIL — 2.0%
AutoZone, Inc. (a)	1,710	6,347,913
Best Buy Co., Inc.	14,351	963,383
Burlington Stores, Inc. (a)	647	150,518
Carvana Co. (a)	370	124,675
Dick's Sporting Goods, Inc.	1,160	229,460
Home Depot, Inc.	12,613	4,624,431
Lowe's Cos., Inc.	7,006	1,554,421
O'Reilly Automotive, Inc. (a)	46,839	4,221,599
Ross Stores, Inc.	3,335	425,479
TJX Cos., Inc.	76,574	9,456,123
Tractor Supply Co.	21,828	1,151,864
Ulta Beauty, Inc. (a)	2,104	984,293
Williams-Sonoma, Inc.	6,181	1,009,790
		31,243,949
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	221,305	45,405,147
Dell Technologies, Inc. Class C	4,261	522,399
Hewlett Packard Enterprise Co.	51,807	1,059,453
HP, Inc.	31,563	772,031
NetApp, Inc.	10,934	1,165,018
Pure Storage, Inc. Class A (a)	848	48,828
Security Description	Shares	Value
Seagate Technology Holdings PLC	1,509	$217,794
Super Micro Computer, Inc. (a) (b)	19,847	972,701
Western Digital Corp.	4,697	300,561
		50,463,932
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	6,960	717,367
Lululemon Athletica, Inc. (a)	5,237	1,244,206
NIKE, Inc. Class B	52,392	3,721,928
		5,683,501
TOBACCO — 0.2%
Altria Group, Inc.	19,325	1,133,025
Philip Morris International, Inc.	8,056	1,467,239
		2,600,264
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	48,113	2,020,746
Ferguson Enterprises, Inc.	9,354	2,036,833
United Rentals, Inc.	880	662,992
Watsco, Inc.	1,375	607,228
WW Grainger, Inc.	2,180	2,267,723
		7,595,522
WATER UTILITIES — 0.0% *
American Water Works Co., Inc.	3,931	546,841
Essential Utilities, Inc.	4,312	160,148
		706,989
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile U.S., Inc.	37,098	8,838,969
TOTAL COMMON STOCKS (Cost $1,259,112,347)		1,578,730,108
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	2,950,008	2,950,008
State Street Navigator Securities Lending Portfolio II (c) (f)	2,043,805	2,043,805
TOTAL SHORT-TERM INVESTMENTS (Cost $4,993,813)		4,993,813
TOTAL INVESTMENTS — 100.1% (Cost $1,264,106,160)		1,583,723,921
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,055,895)
NET ASSETS — 100.0%		$1,582,668,026
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
14

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust
At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	09/19/2025	$3,648,868	$3,752,249	$103,381

During the year ended June 30, 2025, the average notional value related to futures contracts was $3,494,815.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,578,730,071	$37	$—	$1,578,730,108
Short-Term Investments	4,993,813	—	—	4,993,813
TOTAL INVESTMENTS	$1,583,723,884	$37	$—	$1,583,723,921
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$103,381	$—	$—	$103,381
TOTAL OTHER FINANCIAL INSTRUMENTS:	$103,381	$—	$—	$103,381

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	8,430	$623,820	$159,661	$188,877	$38,662	$241,487	8,226	$874,753	$24,140
State Street Institutional Liquid Reserves Fund, Premier Class	3,743,694	3,744,817	3,751,803	7,496,621	274	(273)	—	—	49,897
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	38,407,619	35,457,611	—	—	2,950,008	2,950,008	170,443
State Street Navigator Securities Lending Portfolio II	74,421	74,421	32,942,512	30,973,128	—	—	2,043,805	2,043,805	1,380
Total		$4,443,058	$75,261,595	$74,116,237	$38,936	$241,214		$5,868,566	$245,860
See accompanying notes to financial statements.
15

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 1.9%
Tesla, Inc. (a)	66,159	$21,016,068
BROADLINE RETAIL — 8.4%
Alibaba Group Holding Ltd. ADR	331,500	37,595,415
Amazon.com, Inc. (a)	127,198	27,905,969
PDD Holdings, Inc. ADR (a)	282,837	29,601,721
		95,103,105
COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	492,640	34,179,363
ENTERTAINMENT — 3.7%
Netflix, Inc. (a)	31,473	42,146,438
GROUND TRANSPORTATION — 4.0%
Uber Technologies, Inc. (a)	482,158	44,985,341
HOTELS, RESTAURANTS & LEISURE — 2.8%
Booking Holdings, Inc.	5,531	32,020,286
INTERACTIVE MEDIA & SERVICES — 5.4%
Alphabet, Inc. Class A	152,430	26,862,739
Meta Platforms, Inc. Class A	46,540	34,350,709
		61,213,448
IT SERVICES — 5.8%
International Business Machines Corp.	125,141	36,889,064
Shopify, Inc. Class A (a)	252,353	29,108,919
		65,997,983
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 34.7%
Advanced Micro Devices, Inc. (a)	227,925	32,342,557
Applied Materials, Inc.	170,826	31,273,116
ARM Holdings PLC ADR (a) (b)	190,448	30,803,059
ASML Holding NV NY Reg Shrs (b)	40,258	32,262,359
Broadcom, Inc.	128,517	35,425,711
Intel Corp.	1,419,755	31,802,512
Lam Research Corp.	379,314	36,922,425
Micron Technology, Inc.	281,775	34,728,769
NVIDIA Corp.	215,118	33,986,493
QUALCOMM, Inc.	182,455	29,057,783
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	143,887	32,588,967
Texas Instruments, Inc.	150,703	31,288,957
		392,482,708
SOFTWARE — 28.1%
Adobe, Inc. (a)	62,100	24,025,248
Security Description	Shares	Value
AppLovin Corp. Class A (a)	89,024	$31,165,522
Intuit, Inc.	43,971	34,632,879
Microsoft Corp.	64,618	32,141,639
MicroStrategy, Inc. Class A (a) (b)	70,796	28,617,867
Oracle Corp.	166,568	36,416,762
Palantir Technologies, Inc. Class A (a)	379,788	51,772,700
Palo Alto Networks, Inc. (a)	146,890	30,059,570
Salesforce, Inc.	81,482	22,219,326
ServiceNow, Inc. (a)	25,801	26,525,492
		317,577,005
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Apple, Inc.	116,574	23,917,488
TOTAL COMMON STOCKS (Cost $799,393,751)		1,130,639,233
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	866,903	866,903
State Street Navigator Securities Lending Portfolio II (e) (f)	529,726	529,726
TOTAL SHORT-TERM INVESTMENTS (Cost $1,396,629)		1,396,629
TOTAL INVESTMENTS — 100.0% (Cost $800,790,380)		1,132,035,862
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		31,579
NET ASSETS — 100.0%		$1,132,067,441
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

See accompanying notes to financial statements.
16

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,130,639,233	$—	$—	$1,130,639,233
Short-Term Investments	1,396,629	—	—	1,396,629
TOTAL INVESTMENTS	$1,132,035,862	$—	$—	$1,132,035,862

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	373,921	$374,033	$1,397,920	$1,771,953	$21	$(21)	—	$—	$9,549
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,269,208	5,402,305	—	—	866,903	866,903	27,290
State Street Navigator Securities Lending Portfolio II	—	—	294,585,089	294,055,363	—	—	529,726	529,726	6,514
Total		$374,033	$302,252,217	$301,229,621	$21	$(21)		$1,396,629	$43,353
See accompanying notes to financial statements.
17

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.3%
Axon Enterprise, Inc. (a)	3,106	$2,571,582
Boeing Co. (a)	32,296	6,766,981
General Dynamics Corp.	10,862	3,168,011
General Electric Co.	45,722	11,768,386
Howmet Aerospace, Inc.	17,416	3,241,640
Huntington Ingalls Industries, Inc.	1,686	407,102
L3Harris Technologies, Inc.	8,060	2,021,770
Lockheed Martin Corp.	8,979	4,158,534
Northrop Grumman Corp.	5,830	2,914,883
RTX Corp.	57,063	8,332,339
Textron, Inc.	7,826	628,350
TransDigm Group, Inc.	2,396	3,643,453
		49,623,031
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	5,033	482,916
Expeditors International of Washington, Inc.	6,040	690,070
FedEx Corp.	9,485	2,156,035
United Parcel Service, Inc. Class B	31,255	3,154,880
		6,483,901
AIRLINES — 0.2%
Delta Air Lines, Inc.	27,569	1,355,843
Southwest Airlines Co. (b)	24,434	792,639
United Airlines Holdings, Inc. (a)	14,077	1,120,952
		3,269,434
AUTO COMPONENTS — 0.0% *
Aptiv PLC (a)	9,335	636,834
AUTOMOBILES — 1.9%
Ford Motor Co.	167,317	1,815,389
General Motors Co.	41,222	2,028,535
Tesla, Inc. (a)	120,166	38,171,932
		42,015,856
BANKS — 3.7%
Bank of America Corp.	280,955	13,294,791
Citigroup, Inc.	80,081	6,816,495
Citizens Financial Group, Inc.	18,727	838,033
Fifth Third Bancorp	28,744	1,182,241
Huntington Bancshares, Inc.	62,491	1,047,349
JPMorgan Chase & Co.	119,156	34,544,516
KeyCorp	42,490	740,176
M&T Bank Corp.	6,882	1,335,039
PNC Financial Services Group, Inc.	17,012	3,171,377
Regions Financial Corp.	39,301	924,360
Truist Financial Corp.	56,373	2,423,475
U.S. Bancorp	66,862	3,025,505
Wells Fargo & Co.	139,526	11,178,823
		80,522,180
BEVERAGES — 1.1%
Brown-Forman Corp. Class B	7,667	206,319
Security Description	Shares	Value
Coca-Cola Co.	166,084	$11,750,443
Constellation Brands, Inc. Class A	6,563	1,067,669
Keurig Dr. Pepper, Inc.	58,167	1,923,001
Molson Coors Beverage Co. Class B	7,522	361,733
Monster Beverage Corp. (a)	29,993	1,878,761
PepsiCo, Inc.	58,814	7,765,801
		24,953,727
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	75,736	14,058,116
Amgen, Inc.	23,013	6,425,460
Biogen, Inc. (a)	6,161	773,760
Gilead Sciences, Inc.	53,500	5,931,545
Incyte Corp. (a)	6,917	471,048
Moderna, Inc. (a)	14,184	391,336
Regeneron Pharmaceuticals, Inc.	4,453	2,337,825
Vertex Pharmaceuticals, Inc. (a)	10,994	4,894,529
		35,283,619
BROADLINE RETAIL — 4.1%
Amazon.com, Inc. (a)	404,916	88,834,521
eBay, Inc.	19,766	1,471,777
		90,306,298
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	5,117	335,522
Allegion PLC	3,716	535,550
Builders FirstSource, Inc. (a)	4,738	552,877
Carrier Global Corp.	34,185	2,502,000
Johnson Controls International PLC	28,273	2,986,194
Lennox International, Inc.	1,374	787,632
Masco Corp.	9,267	596,424
Trane Technologies PLC	9,602	4,200,011
		12,496,210
CAPITAL MARKETS — 3.3%
Ameriprise Financial, Inc.	4,118	2,197,900
Bank of New York Mellon Corp.	30,748	2,801,450
Blackrock, Inc.	6,239	6,546,271
Blackstone, Inc.	31,284	4,679,461
Cboe Global Markets, Inc.	4,492	1,047,579
Charles Schwab Corp.	73,020	6,662,345
CME Group, Inc.	15,432	4,253,368
FactSet Research Systems, Inc.	1,618	723,699
Franklin Resources, Inc.	13,708	326,936
Goldman Sachs Group, Inc.	13,156	9,311,159
Intercontinental Exchange, Inc.	24,610	4,515,197
Invesco Ltd.	19,415	306,174
KKR & Co., Inc.	28,935	3,849,223
MarketAxess Holdings, Inc.	1,611	359,801
Moody's Corp.	6,624	3,322,532
Morgan Stanley	53,005	7,466,284
MSCI, Inc.	3,337	1,924,581
Nasdaq, Inc.	17,873	1,598,204
Northern Trust Corp.	8,499	1,077,588
Raymond James Financial, Inc.	7,834	1,201,501

See accompanying notes to financial statements.
18

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
S&P Global, Inc.	13,436	$7,084,668
State Street Corp. (c)	12,350	1,313,299
T. Rowe Price Group, Inc.	9,532	919,838
		73,489,058
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.	9,539	2,690,570
Albemarle Corp.	5,085	318,677
CF Industries Holdings, Inc.	6,946	639,032
Corteva, Inc.	29,452	2,195,058
Dow, Inc.	30,173	798,981
DuPont de Nemours, Inc.	17,891	1,227,144
Eastman Chemical Co.	5,074	378,825
Ecolab, Inc.	10,834	2,919,113
International Flavors & Fragrances, Inc.	10,973	807,064
Linde PLC	20,183	9,469,460
LyondellBasell Industries NV Class A	11,089	641,609
Mosaic Co.	14,107	514,623
PPG Industries, Inc.	9,733	1,107,129
Sherwin-Williams Co.	9,934	3,410,938
		27,118,223
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	14,689	3,273,737
Copart, Inc. (a)	37,576	1,843,854
Republic Services, Inc.	8,724	2,151,426
Rollins, Inc.	12,080	681,554
Veralto Corp.	10,575	1,067,546
Waste Management, Inc.	15,644	3,579,660
		12,597,777
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	44,248	4,527,013
Cisco Systems, Inc.	170,573	11,834,355
F5, Inc. (a)	2,497	734,917
Juniper Networks, Inc.	14,066	561,655
Motorola Solutions, Inc.	7,187	3,021,846
		20,679,786
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	6,298	2,381,148
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,615	1,435,530
Vulcan Materials Co.	5,684	1,482,501
		2,918,031
CONSUMER FINANCE — 0.7%
American Express Co.	23,778	7,584,706
Capital One Financial Corp.	27,315	5,811,539
Synchrony Financial	16,321	1,089,264
		14,485,509
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
Costco Wholesale Corp.	19,023	18,831,629
Dollar General Corp.	9,514	1,088,211
Dollar Tree, Inc. (a)	8,362	828,173
Security Description	Shares	Value
Kroger Co.	26,265	$1,883,988
Sysco Corp.	20,950	1,586,753
Target Corp.	19,622	1,935,710
Walgreens Boots Alliance, Inc.	30,445	349,509
Walmart, Inc.	185,245	18,113,256
		44,617,229
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	97,900	899,701
Avery Dennison Corp.	3,455	606,249
Ball Corp.	11,895	667,191
International Paper Co.	22,441	1,050,912
Packaging Corp. of America	3,830	721,763
Smurfit WestRock PLC	21,246	916,765
		4,862,581
DISTRIBUTORS — 0.1%
Genuine Parts Co.	6,047	733,562
LKQ Corp.	11,334	419,471
Pool Corp.	1,656	482,691
		1,635,724
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	307,559	8,900,757
Verizon Communications, Inc.	180,439	7,807,596
		16,708,353
ELECTRIC UTILITIES — 1.6%
Alliant Energy Corp.	11,008	665,654
American Electric Power Co., Inc.	22,829	2,368,737
Constellation Energy Corp.	13,402	4,325,629
Duke Energy Corp.	33,250	3,923,500
Edison International	16,440	848,304
Entergy Corp.	18,512	1,538,717
Evergy, Inc.	9,759	672,688
Eversource Energy	15,706	999,216
Exelon Corp.	42,992	1,866,713
FirstEnergy Corp.	22,261	896,228
NextEra Energy, Inc.	88,142	6,118,818
NRG Energy, Inc.	8,383	1,346,142
PG&E Corp.	94,040	1,310,917
Pinnacle West Capital Corp.	4,841	433,124
PPL Corp.	31,573	1,070,009
Southern Co.	46,930	4,309,582
Xcel Energy, Inc.	24,617	1,676,418
		34,370,396
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	9,918	1,794,761
Eaton Corp. PLC	16,777	5,989,221
Emerson Electric Co.	24,153	3,220,320
GE Vernova, Inc.	11,702	6,192,113
Generac Holdings, Inc. (a)	2,556	366,045
Hubbell, Inc.	2,317	946,286
Rockwell Automation, Inc.	4,872	1,618,332
		20,127,078

See accompanying notes to financial statements.
19

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	51,863	$5,121,471
CDW Corp.	5,713	1,020,285
Corning, Inc.	33,107	1,741,097
Jabil, Inc.	4,697	1,024,416
Keysight Technologies, Inc. (a)	7,410	1,214,203
Ralliant Corp. (a)	0	16
TE Connectivity PLC	12,715	2,144,639
Teledyne Technologies, Inc. (a)	1,990	1,019,497
Trimble, Inc. (a)	10,471	795,586
Zebra Technologies Corp. Class A (a)	2,229	687,334
		14,768,544
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	42,529	1,630,562
Halliburton Co.	37,653	767,368
Schlumberger NV	58,318	1,971,148
		4,369,078
ENTERTAINMENT — 1.8%
Electronic Arts, Inc.	9,784	1,562,505
Live Nation Entertainment, Inc. (a)	6,773	1,024,619
Netflix, Inc. (a)	18,247	24,435,105
Take-Two Interactive Software, Inc. (a)	7,301	1,773,048
TKO Group Holdings, Inc.	2,874	522,924
Walt Disney Co.	77,080	9,558,691
Warner Bros Discovery, Inc. (a)	94,697	1,085,228
		39,962,120
FINANCIAL SERVICES — 4.4%
Apollo Global Management, Inc.	19,193	2,722,911
Berkshire Hathaway, Inc. Class B (a)	78,623	38,192,695
Corpay, Inc. (a)	2,976	987,496
Fidelity National Information Services, Inc.	22,687	1,846,949
Fiserv, Inc. (a)	23,772	4,098,531
Global Payments, Inc.	10,612	849,385
Jack Henry & Associates, Inc.	3,126	563,211
Mastercard, Inc. Class A	34,778	19,543,149
PayPal Holdings, Inc. (a)	41,698	3,098,995
Visa, Inc. Class A	73,360	26,046,468
		97,949,790
FOOD PRODUCTS — 0.6%
Archer-Daniels-Midland Co.	20,522	1,083,151
Bunge Global SA	5,718	459,041
Campbell's Co.	8,616	264,080
Conagra Brands, Inc.	20,331	416,176
General Mills, Inc.	23,619	1,223,700
Hershey Co.	6,374	1,057,765
Hormel Foods Corp.	12,459	376,885
J.M. Smucker Co.	4,566	448,381
Kellanova	11,518	916,027
Kraft Heinz Co.	37,369	964,868
Security Description	Shares	Value
Lamb Weston Holdings, Inc.	6,081	$315,300
McCormick & Co., Inc.	10,817	820,145
Mondelez International, Inc. Class A	55,416	3,737,255
Tyson Foods, Inc. Class A	12,270	686,384
		12,769,158
GAS UTILITIES — 0.0% *
Atmos Energy Corp.	6,741	1,038,856
GROUND TRANSPORTATION — 1.0%
CSX Corp.	80,545	2,628,183
JB Hunt Transport Services, Inc.	3,406	489,102
Norfolk Southern Corp.	9,704	2,483,933
Old Dominion Freight Line, Inc.	8,051	1,306,677
Uber Technologies, Inc. (a)	89,491	8,349,510
Union Pacific Corp.	25,617	5,893,960
		21,151,365
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	74,356	10,113,160
Align Technology, Inc. (a)	3,006	569,126
Baxter International, Inc.	21,608	654,290
Becton Dickinson & Co.	12,292	2,117,297
Boston Scientific Corp. (a)	63,223	6,790,782
Cooper Cos., Inc. (a)	8,546	608,133
Dexcom, Inc. (a)	16,802	1,466,647
Edwards Lifesciences Corp. (a)	25,320	1,980,277
GE HealthCare Technologies, Inc.	19,675	1,457,327
Hologic, Inc. (a)	9,606	625,927
IDEXX Laboratories, Inc. (a)	3,448	1,849,300
Insulet Corp. (a)	2,994	940,655
Intuitive Surgical, Inc. (a)	15,276	8,301,131
Medtronic PLC	54,935	4,788,684
ResMed, Inc.	6,276	1,619,208
Solventum Corp. (a)	5,946	450,945
STERIS PLC	4,208	1,010,846
Stryker Corp.	14,709	5,819,322
Zimmer Biomet Holdings, Inc.	8,535	778,477
		51,941,534
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Cardinal Health, Inc.	10,234	1,719,312
Cencora, Inc.	7,396	2,217,691
Centene Corp. (a)	21,239	1,152,853
Cigna Group	11,454	3,786,463
CVS Health Corp.	53,928	3,719,953
DaVita, Inc. (a)	1,702	242,450
Elevance Health, Inc.	9,687	3,767,855
HCA Healthcare, Inc.	7,427	2,845,284
Henry Schein, Inc. (a)	5,351	390,891
Humana, Inc.	5,160	1,261,517
Labcorp Holdings, Inc.	3,575	938,473
McKesson Corp.	5,364	3,930,632
Molina Healthcare, Inc. (a)	2,371	706,321
Quest Diagnostics, Inc.	4,831	867,793
UnitedHealth Group, Inc.	38,895	12,134,073

See accompanying notes to financial statements.
20

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Universal Health Services, Inc. Class B	2,523	$457,041
		40,138,602
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	6,592	478,777
Healthpeak Properties, Inc. REIT	30,587	535,578
Ventas, Inc. REIT	19,090	1,205,534
Welltower, Inc. REIT	26,633	4,094,291
		6,314,180
HOTEL & RESORT REITs — 0.0% *
Host Hotels & Resorts, Inc. REIT	29,957	460,140
HOTELS, RESTAURANTS & LEISURE — 2.1%
Airbnb, Inc. Class A (a)	18,558	2,455,966
Booking Holdings, Inc.	1,395	8,075,990
Caesars Entertainment, Inc. (a)	8,972	254,715
Carnival Corp. (a)	44,528	1,252,127
Chipotle Mexican Grill, Inc. (a)	58,064	3,260,294
Darden Restaurants, Inc.	5,029	1,096,171
Domino's Pizza, Inc.	1,480	666,888
DoorDash, Inc. Class A (a)	14,701	3,623,943
Expedia Group, Inc.	5,273	889,450
Hilton Worldwide Holdings, Inc.	10,192	2,714,537
Las Vegas Sands Corp.	14,911	648,778
Marriott International, Inc. Class A	9,799	2,677,185
McDonald's Corp.	30,710	8,972,541
MGM Resorts International (a)	8,868	304,970
Norwegian Cruise Line Holdings Ltd. (a)	18,423	373,618
Royal Caribbean Cruises Ltd.	10,606	3,321,163
Starbucks Corp.	48,593	4,452,576
Wynn Resorts Ltd.	3,831	358,850
Yum! Brands, Inc.	11,955	1,771,492
		47,171,254
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	11,854	1,528,218
Garmin Ltd.	6,614	1,380,474
Lennar Corp. Class A	10,002	1,106,321
Mohawk Industries, Inc. (a)	2,319	243,124
NVR, Inc. (a)	125	923,207
PulteGroup, Inc.	8,674	914,760
		6,096,104
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	10,471	1,006,368
Clorox Co.	5,356	643,095
Colgate-Palmolive Co.	34,768	3,160,411
Kimberly-Clark Corp.	14,207	1,831,566
Procter & Gamble Co.	100,525	16,015,643
		22,657,083
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	30,524	321,112
Security Description	Shares	Value
Vistra Corp.	14,581	$2,825,944
		3,147,056
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	23,075	3,512,938
Honeywell International, Inc.	27,556	6,417,241
		9,930,179
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	39,710	4,174,315
INSURANCE — 2.1%
Aflac, Inc.	20,863	2,200,212
Allstate Corp.	11,382	2,291,310
American International Group, Inc.	24,711	2,115,015
Aon PLC Class A	9,260	3,303,598
Arch Capital Group Ltd.	16,007	1,457,437
Arthur J Gallagher & Co.	10,976	3,513,637
Assurant, Inc.	2,210	436,453
Brown & Brown, Inc.	11,970	1,327,114
Chubb Ltd.	15,966	4,625,670
Cincinnati Financial Corp.	6,709	999,104
Erie Indemnity Co. Class A	1,075	372,799
Everest Group Ltd.	1,824	619,886
Globe Life, Inc.	3,589	446,077
Hartford Insurance Group, Inc.	12,312	1,562,023
Loews Corp.	7,573	694,141
Marsh & McLennan Cos., Inc.	21,032	4,598,436
MetLife, Inc.	24,177	1,944,314
Principal Financial Group, Inc.	8,704	691,359
Progressive Corp.	25,118	6,702,990
Prudential Financial, Inc.	15,156	1,628,361
Travelers Cos., Inc.	9,708	2,597,278
W.R. Berkley Corp.	12,905	948,130
Willis Towers Watson PLC	4,275	1,310,288
		46,385,632
INTERACTIVE MEDIA & SERVICES — 6.8%
Alphabet, Inc. Class A	249,538	43,976,081
Alphabet, Inc. Class C	201,292	35,707,188
Match Group, Inc.	11,102	342,941
Meta Platforms, Inc. Class A	93,090	68,708,798
		148,735,008
IT SERVICES — 1.2%
Accenture PLC Class A	26,794	8,008,459
Akamai Technologies, Inc. (a)	6,430	512,857
Cognizant Technology Solutions Corp. Class A	21,333	1,664,614
EPAM Systems, Inc. (a)	2,424	428,612
Gartner, Inc. (a)	3,305	1,335,947
GoDaddy, Inc. Class A (a)	6,026	1,085,041
International Business Machines Corp.	39,765	11,721,927
VeriSign, Inc.	3,534	1,020,619
		25,778,076
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	5,516	407,191

See accompanying notes to financial statements.
21

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	12,228	$1,443,026
Bio-Techne Corp.	6,622	340,702
Charles River Laboratories International, Inc. (a)	2,182	331,075
Danaher Corp.	27,251	5,383,162
IQVIA Holdings, Inc. (a)	7,166	1,129,290
Mettler-Toledo International, Inc. (a)	889	1,044,326
Revvity, Inc.	5,226	505,459
Thermo Fisher Scientific, Inc.	16,185	6,562,370
Waters Corp. (a)	2,539	886,213
West Pharmaceutical Services, Inc.	3,147	688,564
		18,314,187
MACHINERY — 1.6%
Caterpillar, Inc.	20,165	7,828,255
Cummins, Inc.	5,880	1,925,700
Deere & Co.	10,842	5,513,049
Dover Corp.	5,896	1,080,324
Fortive Corp.	14,620	762,141
IDEX Corp.	3,201	561,999
Illinois Tool Works, Inc.	11,441	2,828,787
Ingersoll Rand, Inc.	17,361	1,444,088
Nordson Corp.	2,360	505,913
Otis Worldwide Corp.	16,983	1,681,657
PACCAR, Inc.	22,457	2,134,762
Parker-Hannifin Corp.	5,479	3,826,917
Pentair PLC	7,094	728,270
Snap-on, Inc.	2,261	703,578
Stanley Black & Decker, Inc.	6,473	438,546
Westinghouse Air Brake Technologies Corp.	7,365	1,541,863
Xylem, Inc.	10,595	1,370,569
		34,876,418
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	4,133	1,689,612
Comcast Corp. Class A	159,681	5,699,015
Fox Corp. Class A	9,338	523,301
Fox Corp. Class B	5,679	293,207
Interpublic Group of Cos., Inc.	15,965	390,823
News Corp. Class A	16,605	493,501
News Corp. Class B	5,174	177,520
Omnicom Group, Inc.	8,367	601,922
Paramount Global Class B	25,647	330,846
		10,199,747
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	61,558	2,668,539
Newmont Corp.	47,721	2,780,226
Nucor Corp.	10,059	1,303,043
Steel Dynamics, Inc.	5,920	757,819
		7,509,627
Security Description	Shares	Value
MULTI-UTILITIES — 0.6%
Ameren Corp.	11,602	$1,114,256
CenterPoint Energy, Inc.	27,940	1,026,516
CMS Energy Corp.	12,808	887,338
Consolidated Edison, Inc.	14,840	1,489,194
Dominion Energy, Inc.	35,848	2,026,129
DTE Energy Co.	8,881	1,176,377
NiSource, Inc.	20,025	807,808
Public Service Enterprise Group, Inc.	21,340	1,796,401
Sempra	27,958	2,118,378
WEC Energy Group, Inc.	13,833	1,441,399
		13,883,796
OFFICE REITs — 0.0% *
BXP, Inc. REIT	6,245	421,350
OIL, GAS & CONSUMABLE FUELS — 0.7%
Kinder Morgan, Inc.	82,867	2,436,290
Marathon Petroleum Corp.	13,172	2,188,001
ONEOK, Inc.	26,596	2,171,031
Phillips 66 Co.	17,469	2,084,052
Targa Resources Corp.	9,337	1,625,385
Texas Pacific Land Corp.	802	847,225
Valero Energy Corp.	13,562	1,823,004
Williams Cos., Inc.	52,182	3,277,551
		16,452,539
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	10,204	824,483
Kenvue, Inc.	82,670	1,730,283
		2,554,766
PHARMACEUTICALS — 2.9%
Bristol-Myers Squibb Co.	87,112	4,032,414
Eli Lilly & Co.	33,727	26,291,208
Johnson & Johnson	103,163	15,758,148
Merck & Co., Inc.	107,663	8,522,603
Pfizer, Inc.	242,933	5,888,696
Viatris, Inc.	51,391	458,922
Zoetis, Inc.	19,189	2,992,525
		63,944,516
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	17,432	5,376,029
Broadridge Financial Solutions, Inc.	4,972	1,208,345
Dayforce, Inc. (a)	6,622	366,793
Equifax, Inc.	5,351	1,387,889
Jacobs Solutions, Inc.	5,243	689,192
Leidos Holdings, Inc.	5,617	886,138
Paychex, Inc.	13,719	1,995,566
Paycom Software, Inc.	2,061	476,915
Verisk Analytics, Inc.	5,998	1,868,377
		14,255,244
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	12,658	1,773,639

See accompanying notes to financial statements.
22

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
CoStar Group, Inc. (a)	18,067	$1,452,587
		3,226,226
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	6,102	1,241,757
Camden Property Trust REIT	4,512	508,457
Equity Residential REIT	14,643	988,256
Essex Property Trust, Inc. REIT	2,793	791,536
Invitation Homes, Inc. REIT	24,778	812,718
Mid-America Apartment Communities, Inc. REIT	4,971	735,758
UDR, Inc. REIT	12,949	528,708
		5,607,190
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	3,532	335,505
Kimco Realty Corp. REIT	28,722	603,736
Realty Income Corp. REIT	37,698	2,171,782
Regency Centers Corp. REIT	6,798	484,222
Simon Property Group, Inc. REIT	13,158	2,115,280
		5,710,525
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.0%
Advanced Micro Devices, Inc. (a)	69,537	9,867,300
Analog Devices, Inc.	21,287	5,066,732
Applied Materials, Inc.	34,816	6,373,765
Broadcom, Inc.	201,570	55,562,770
Enphase Energy, Inc. (a)	5,791	229,613
First Solar, Inc. (a)	4,577	757,677
Intel Corp.	186,919	4,186,986
KLA Corp.	5,692	5,098,552
Lam Research Corp.	54,994	5,353,116
Microchip Technology, Inc.	23,019	1,619,847
Micron Technology, Inc.	48,043	5,921,300
Monolithic Power Systems, Inc.	2,057	1,504,449
NVIDIA Corp.	1,045,416	165,165,274
NXP Semiconductors NV	10,905	2,382,633
ON Semiconductor Corp. (a)	18,044	945,686
QUALCOMM, Inc.	47,043	7,492,068
Skyworks Solutions, Inc.	6,437	479,685
Teradyne, Inc.	6,981	627,732
Texas Instruments, Inc.	38,999	8,096,972
		286,732,157
SOFTWARE — 11.7%
Adobe, Inc. (a)	18,274	7,069,845
ANSYS, Inc. (a)	3,767	1,323,046
Autodesk, Inc. (a)	9,238	2,859,808
Cadence Design Systems, Inc. (a)	11,736	3,616,449
Crowdstrike Holdings, Inc. Class A (a)	10,678	5,438,412
Fair Isaac Corp. (a)	1,041	1,902,906
Fortinet, Inc. (a)	27,270	2,882,985
Gen Digital, Inc.	23,266	684,021
Intuit, Inc.	11,986	9,440,533
Security Description	Shares	Value
Microsoft Corp.	318,610	$158,479,800
Oracle Corp.	69,754	15,250,317
Palantir Technologies, Inc. Class A (a)	91,203	12,432,793
Palo Alto Networks, Inc. (a)	28,388	5,809,320
PTC, Inc. (a)	5,207	897,374
Roper Technologies, Inc.	4,575	2,593,293
Salesforce, Inc.	41,015	11,184,380
ServiceNow, Inc. (a)	8,827	9,074,862
Synopsys, Inc. (a)	6,629	3,398,556
Tyler Technologies, Inc. (a)	1,836	1,088,454
Workday, Inc. Class A (a)	9,193	2,206,320
		257,633,474
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	20,016	4,423,936
Crown Castle, Inc. REIT	18,684	1,919,407
Digital Realty Trust, Inc. REIT	13,574	2,366,355
Equinix, Inc. REIT	4,201	3,341,770
Extra Space Storage, Inc. REIT	9,053	1,334,774
Iron Mountain, Inc. REIT	12,443	1,276,279
Public Storage REIT	6,763	1,984,400
SBA Communications Corp. REIT	4,610	1,082,612
VICI Properties, Inc. REIT	45,911	1,496,699
Weyerhaeuser Co. REIT	31,154	800,346
		20,026,578
SPECIALTY RETAIL — 1.8%
AutoZone, Inc. (a)	717	2,661,669
Best Buy Co., Inc.	8,299	557,112
CarMax, Inc. (a)	6,650	446,947
Home Depot, Inc.	42,616	15,624,730
Lowe's Cos., Inc.	23,998	5,324,436
O'Reilly Automotive, Inc. (a)	36,871	3,323,183
Ross Stores, Inc.	14,224	1,814,698
TJX Cos., Inc.	47,871	5,911,590
Tractor Supply Co.	23,072	1,217,509
Ulta Beauty, Inc. (a)	1,936	905,700
Williams-Sonoma, Inc.	5,271	861,123
		38,648,697
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.3%
Apple, Inc.	640,391	131,388,409
Dell Technologies, Inc. Class C	12,845	1,574,797
Hewlett Packard Enterprise Co.	55,518	1,135,343
HP, Inc.	40,169	982,533
NetApp, Inc.	8,776	935,083
Seagate Technology Holdings PLC	9,070	1,309,073
Super Micro Computer, Inc. (a) (b)	21,580	1,057,636
Western Digital Corp.	14,821	948,396
		139,331,270
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	6,524	672,429
Lululemon Athletica, Inc. (a)	4,691	1,114,488
NIKE, Inc. Class B	50,606	3,595,050
Ralph Lauren Corp.	1,682	461,339

See accompanying notes to financial statements.
23

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Tapestry, Inc.	8,868	$778,699
		6,622,005
TOBACCO — 0.7%
Altria Group, Inc.	72,223	4,234,435
Philip Morris International, Inc.	66,670	12,142,607
		16,377,042
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	49,210	2,066,820
United Rentals, Inc.	2,797	2,107,260
WW Grainger, Inc.	1,874	1,949,410
		6,123,490
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	8,316	1,156,839
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	20,447	4,871,702
TOTAL COMMON STOCKS (Cost $1,546,510,408)		2,201,406,633
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	1,968,560	1,968,560
State Street Navigator Securities Lending Portfolio II (c) (f)	765,996	765,996
TOTAL SHORT-TERM INVESTMENTS (Cost $2,734,556)		2,734,556
TOTAL INVESTMENTS — 100.0% (Cost $1,549,244,964)		2,204,141,189
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		200,468
NET ASSETS — 100.0%		$2,204,341,657

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	09/19/2025	$3,038,623	$3,126,875	$88,252

During the year ended June 30, 2025, the average notional value related to futures contracts was $2,912,346.
See accompanying notes to financial statements.
24

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,201,406,633	$—	$—	$2,201,406,633
Short-Term Investments	2,734,556	—	—	2,734,556
TOTAL INVESTMENTS	$2,204,141,189	$—	$—	$2,204,141,189
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$88,252	$—	$—	$88,252
TOTAL OTHER FINANCIAL INSTRUMENTS:	$88,252	$—	$—	$88,252

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	12,042	$891,108	$164,697	$139,694	$13,276	$383,912	12,350	$1,313,299	$36,294
State Street Institutional Liquid Reserves Fund, Premier Class	2,895,086	2,895,954	4,089,128	6,985,083	319	(318)	—	—	42,113
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	32,946,336	30,977,776	—	—	1,968,560	1,968,560	113,057
State Street Navigator Securities Lending Portfolio II	277,755	277,755	19,907,687	19,419,446	—	—	765,996	765,996	1,261
Total		$4,064,817	$57,107,848	$57,521,999	$13,595	$383,594		$4,047,855	$192,725
See accompanying notes to financial statements.
25

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 45.5%
Acadian Asset Management, Inc.	156,509	$5,515,377
Affiliated Managers Group, Inc.	43,141	8,488,855
Ameriprise Financial, Inc.	15,335	8,184,750
ARES Management Corp. Class A	46,771	8,100,737
Artisan Partners Asset Management, Inc. Class A	185,420	8,219,669
Bank of New York Mellon Corp.	88,211	8,036,904
Blackrock, Inc.	7,983	8,376,163
Blackstone, Inc.	55,871	8,357,184
Blue Owl Capital, Inc.	412,208	7,918,516
Carlyle Group, Inc.	166,604	8,563,446
Cohen & Steers, Inc.	103,699	7,813,720
Diamond Hill Investment Group, Inc.	9,615	1,397,156
DigitalBridge Group, Inc.	743,370	7,693,879
Federated Hermes, Inc.	186,523	8,266,699
Franklin Resources, Inc.	350,567	8,361,023
GCM Grosvenor, Inc. Class A (a)	293,457	3,392,363
Hamilton Lane, Inc. Class A (a)	53,608	7,618,769
Invesco Ltd.	524,375	8,269,394
Janus Henderson Group PLC	214,428	8,328,383
KKR & Co., Inc.	62,685	8,338,985
Northern Trust Corp.	72,822	9,233,101
P10, Inc. Class A (a)	399,322	4,081,071
SEI Investments Co.	95,028	8,539,216
State Street Corp. (b)	81,168	8,631,405
StepStone Group, Inc. Class A	138,148	7,667,214
T. Rowe Price Group, Inc.	83,076	8,016,834
TPG, Inc.	154,023	8,078,506
Victory Capital Holdings, Inc. Class A	124,786	7,945,125
Virtus Investment Partners, Inc.	29,658	5,379,961
WisdomTree, Inc. (a)	766,448	8,821,816
		225,636,221
FINANCIAL EXCHANGES & DATA — 22.0%
Cboe Global Markets, Inc.	35,408	8,257,500
CME Group, Inc.	29,259	8,064,366
Coinbase Global, Inc. Class A (c)	31,502	11,041,136
Donnelley Financial Solutions, Inc. (c)	135,305	8,341,553
FactSet Research Systems, Inc.	18,691	8,360,110
Intercontinental Exchange, Inc.	44,493	8,163,131
MarketAxess Holdings, Inc.	35,133	7,846,604
Moody's Corp.	16,368	8,210,025
Morningstar, Inc.	25,958	8,148,995
MSCI, Inc.	14,248	8,217,391
Nasdaq, Inc.	91,094	8,145,625
S&P Global, Inc.	15,385	8,112,357
Tradeweb Markets, Inc. Class A	57,807	8,462,945
		109,371,738
Security Description	Shares	Value
INVESTMENT BANKING & BROKERAGE — 32.4%
BGC Group, Inc. Class A	808,759	$8,273,605
Charles Schwab Corp.	89,362	8,153,389
Evercore, Inc. Class A	31,901	8,613,908
Goldman Sachs Group, Inc.	12,670	8,967,192
Houlihan Lokey, Inc.	45,169	8,128,161
Interactive Brokers Group, Inc. Class A	154,560	8,564,170
Jefferies Financial Group, Inc.	147,765	8,081,268
Lazard, Inc. (a)	180,372	8,654,249
LPL Financial Holdings, Inc.	20,924	7,845,872
Moelis & Co. Class A	136,218	8,489,106
Morgan Stanley	59,986	8,449,628
Perella Weinberg Partners	422,758	8,209,960
Piper Sandler Cos.	30,381	8,444,095
PJT Partners, Inc. Class A	50,580	8,346,206
Raymond James Financial, Inc.	53,491	8,203,915
Robinhood Markets, Inc. Class A (c)	105,523	9,880,118
Stifel Financial Corp.	81,770	8,486,091
StoneX Group, Inc. (c)	92,854	8,462,714
Virtu Financial, Inc. Class A	194,041	8,691,096
		160,944,743
TOTAL COMMON STOCKS (Cost $447,161,053)		495,952,702
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	623,332	623,332
State Street Navigator Securities Lending Portfolio II (b) (f)	8,348,318	8,348,318
TOTAL SHORT-TERM INVESTMENTS (Cost $8,971,650)		8,971,650
TOTAL INVESTMENTS — 101.7% (Cost $456,132,703)		504,924,352
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(8,279,198)
NET ASSETS — 100.0%		$496,645,154

(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
26

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$495,952,702	$—	$—	$495,952,702
Short-Term Investments	8,971,650	—	—	8,971,650
TOTAL INVESTMENTS	$504,924,352	$—	$—	$504,924,352

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	97,623	$7,224,102	$5,746,976	$7,057,211	$1,004,392	$1,713,146	81,168	$8,631,405	$288,086
State Street Institutional Liquid Reserves Fund, Premier Class	353,565	353,671	1,723,246	2,076,918	20	(19)	—	—	6,364
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	14,358,473	13,735,141	—	—	623,332	623,332	19,631
State Street Navigator Securities Lending Portfolio II	2,413,402	2,413,402	243,532,315	237,597,399	—	—	8,348,318	8,348,318	158,985
Total		$9,991,175	$265,361,010	$260,466,669	$1,004,412	$1,713,127		$17,603,055	$473,066
See accompanying notes to financial statements.
27

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CONSUMER FINANCE — 0.0% *
Moneylion, Inc. (a) (b)	129,517	$11,657
HEALTH CARE EQUIPMENT — 76.5%
Abbott Laboratories	22,483	3,057,913
Alphatec Holdings, Inc. (a) (b)	259,322	2,878,474
AngioDynamics, Inc. (a)	86,744	860,501
Artivion, Inc. (a) (b)	87,618	2,724,920
AtriCure, Inc. (a)	92,120	3,018,772
Axogen, Inc. (a)	184,857	2,005,698
Baxter International, Inc.	96,873	2,933,314
Becton Dickinson & Co.	17,612	3,033,667
Boston Scientific Corp. (a)	30,600	3,286,746
Butterfly Network, Inc. (a) (b)	677,720	1,355,440
CONMED Corp. (b)	53,413	2,781,749
Delcath Systems, Inc. (a)	92,418	1,256,885
Dexcom, Inc. (a)	36,656	3,199,702
Edwards Lifesciences Corp. (a)	40,306	3,152,332
Enovis Corp. (a) (b)	91,237	2,861,192
Envista Holdings Corp. (a) (b)	158,183	3,090,896
GE HealthCare Technologies, Inc.	41,442	3,069,609
Glaukos Corp. (a)	30,677	3,168,627
Globus Medical, Inc. Class A (a)	50,029	2,952,712
Hologic, Inc. (a)	47,102	3,069,166
IDEXX Laboratories, Inc. (a)	5,802	3,111,845
Inspire Medical Systems, Inc. (a) (b)	22,918	2,974,069
Insulet Corp. (a)	10,064	3,161,908
Integer Holdings Corp. (a)	25,344	3,116,552
Integra LifeSciences Holdings Corp. (a) (b)	237,091	2,909,107
Intuitive Surgical, Inc. (a)	5,823	3,164,276
iRhythm Technologies, Inc. (a) (b)	20,639	3,177,580
LeMaitre Vascular, Inc. (b)	36,585	3,038,384
LivaNova PLC (a)	65,137	2,932,468
Masimo Corp. (a) (b)	18,215	3,064,127
Medtronic PLC	34,542	3,011,026
Novocure Ltd. (a)	175,223	3,118,969
Omnicell, Inc. (a)	100,094	2,942,764
Orthofix Medical, Inc. (a)	95,670	1,066,721
Penumbra, Inc. (a)	12,006	3,081,100
PROCEPT BioRobotics Corp. (a) (b)	48,966	2,820,442
QuidelOrtho Corp. (a) (b)	98,220	2,830,700
ResMed, Inc.	12,100	3,121,800
Senseonics Holdings, Inc. (a) (b)	1,318,379	628,076
SI-BONE, Inc. (a) (b)	72,318	1,361,025
STERIS PLC	12,637	3,035,660
Stryker Corp.	7,984	3,158,710
Surmodics, Inc. (a)	21,876	649,936
Tandem Diabetes Care, Inc. (a) (b)	141,155	2,631,129
Security Description	Shares	Value
Teleflex, Inc.	24,839	$2,939,944
TransMedics Group, Inc. (a) (b)	21,289	2,852,939
Varex Imaging Corp. (a)	113,254	981,912
Zimmer Biomet Holdings, Inc.	32,278	2,944,076
		127,585,560
HEALTH CARE SUPPLIES — 23.3%
Align Technology, Inc. (a)	16,401	3,105,201
Avanos Medical, Inc. (a)	130,882	1,601,996
Cooper Cos., Inc. (a)	42,591	3,030,776
Dentsply Sirona, Inc.	188,818	2,998,430
Embecta Corp. (b)	172,130	1,667,940
Haemonetics Corp. (a) (b)	42,539	3,173,835
ICU Medical, Inc. (a) (b)	22,625	2,989,894
Lantheus Holdings, Inc. (a) (b)	37,669	3,083,584
Merit Medical Systems, Inc. (a)	32,225	3,012,393
Neogen Corp. (a) (b)	533,193	2,548,662
OrthoPediatrics Corp. (a) (b)	32,850	705,618
RxSight, Inc. (a)	135,849	1,766,037
Solventum Corp. (a)	40,880	3,100,339
STAAR Surgical Co. (a) (b)	174,117	2,921,683
UFP Technologies, Inc. (a) (b)	12,979	3,168,953
		38,875,341
TOTAL COMMON STOCKS (Cost $207,036,794)		166,472,558
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	200,789	200,789
State Street Navigator Securities Lending Portfolio II (e) (f)	15,102,125	15,102,125
TOTAL SHORT-TERM INVESTMENTS (Cost $15,302,914)		15,302,914
TOTAL INVESTMENTS — 109.0% (Cost $222,339,708)		181,775,472
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(15,052,002)
NET ASSETS — 100.0%		$166,723,470

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.

See accompanying notes to financial statements.
28

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$166,460,901	$11,657	$—	$166,472,558
Short-Term Investments	15,302,914	—	—	15,302,914
TOTAL INVESTMENTS	$181,763,815	$11,657	$—	$181,775,472

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	399,084	$399,204	$3,161,556	$3,560,759	$23	$(24)	—	$—	$4,798
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,917,893	6,717,104	—	—	200,789	200,789	8,191
State Street Navigator Securities Lending Portfolio II	3,024,830	3,024,830	198,874,182	186,796,887	—	—	15,102,125	15,102,125	24,058
Total		$3,424,034	$208,953,631	$197,074,750	$23	$(24)		$15,302,914	$37,047
See accompanying notes to financial statements.
29

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE SERVICES — 48.5%
Addus HomeCare Corp. (a)	14,501	$1,670,370
agilon health, Inc. (a)	563,571	1,296,213
Amedisys, Inc. (a)	16,869	1,659,741
AMN Healthcare Services, Inc. (a)	69,561	1,437,826
Astrana Health, Inc. (a)	42,021	1,045,482
BrightSpring Health Services, Inc. (a) (b)	74,655	1,761,111
Castle Biosciences, Inc. (a)	47,453	968,990
Chemed Corp.	2,977	1,449,591
Cigna Group	5,269	1,741,826
CorVel Corp. (a)	15,123	1,554,342
Cross Country Healthcare, Inc. (a)	33,478	436,888
CVS Health Corp.	24,866	1,715,257
DaVita, Inc. (a)	11,827	1,684,756
Enhabit, Inc. (a)	32,893	317,089
Fulgent Genetics, Inc. (a) (b)	36,376	723,155
GeneDx Holdings Corp. (a)	23,239	2,145,192
Guardant Health, Inc. (a)	33,330	1,734,493
Hims & Hers Health, Inc. (a)	28,334	1,412,450
Labcorp Holdings, Inc.	6,287	1,650,400
LifeStance Health Group, Inc. (a)	265,733	1,373,840
NeoGenomics, Inc. (a)	208,288	1,522,585
Nutex Health, Inc. (a) (b)	8,801	1,095,636
OPKO Health, Inc. (a)	445,578	588,163
Option Care Health, Inc. (a)	51,569	1,674,961
Pediatrix Medical Group, Inc. (a)	82,819	1,188,453
Pennant Group, Inc. (a)	22,870	682,670
Premier, Inc. Class A	72,632	1,592,820
Privia Health Group, Inc. (a)	71,024	1,633,552
Quest Diagnostics, Inc.	9,235	1,658,883
RadNet, Inc. (a)	28,241	1,607,195
Talkspace, Inc. (a)	183,822	511,025
		41,534,955
HEALTH CARE DISTRIBUTORS — 11.3%
AdaptHealth Corp. (a)	186,773	1,761,269
Cardinal Health, Inc.	10,643	1,788,024
Cencora, Inc.	5,702	1,709,745
Henry Schein, Inc. (a) (b)	22,972	1,678,105
McKesson Corp.	2,274	1,666,342
Owens & Minor, Inc. (a)	117,174	1,066,283
		9,669,768
HEALTH CARE FACILITIES — 23.1%
Acadia Healthcare Co., Inc. (a)	71,775	1,628,575
Brookdale Senior Living, Inc. (a)	235,141	1,636,581
Community Health Systems, Inc. (a) (b)	267,524	909,582
Concentra Group Holdings Parent, Inc.	74,523	1,532,938
Encompass Health Corp.	13,686	1,678,314
Ensign Group, Inc.	10,934	1,686,679
Security Description	Shares	Value
HCA Healthcare, Inc.	4,445	$1,702,880
National HealthCare Corp.	5,518	590,481
PACS Group, Inc. (a)	53,889	696,246
Select Medical Holdings Corp.	108,013	1,639,637
Surgery Partners, Inc. (a) (b)	70,388	1,564,725
Tenet Healthcare Corp. (a)	10,124	1,781,824
U.S. Physical Therapy, Inc.	12,640	988,448
Universal Health Services, Inc. Class B	9,486	1,718,389
		19,755,299
MANAGED HEALTH CARE — 17.1%
Alignment Healthcare, Inc. (a)	105,849	1,481,886
Centene Corp. (a)	29,568	1,604,951
Clover Health Investments Corp. (a)	550,257	1,535,217
Elevance Health, Inc.	4,290	1,668,639
HealthEquity, Inc. (a)	15,629	1,637,294
Humana, Inc.	7,052	1,724,073
Molina Healthcare, Inc. (a)	5,548	1,652,749
Progyny, Inc. (a)	75,346	1,657,612
UnitedHealth Group, Inc.	5,263	1,641,898
		14,604,319
TOTAL COMMON STOCKS (Cost $85,009,352)		85,564,341
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	55,204	55,204
State Street Navigator Securities Lending Portfolio II (e) (f)	1,352,849	1,352,849
TOTAL SHORT-TERM INVESTMENTS (Cost $1,408,053)		1,408,053
TOTAL INVESTMENTS — 101.6% (Cost $86,417,405)		86,972,394
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(1,364,559)
NET ASSETS — 100.0%		$85,607,835

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.

See accompanying notes to financial statements.
30

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$85,564,341	$—	$—	$85,564,341
Short-Term Investments	1,408,053	—	—	1,408,053
TOTAL INVESTMENTS	$86,972,394	$—	$—	$86,972,394

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	41,665	$41,677	$111,788	$153,465	$2	$(2)	—	$—	$795
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,251,172	1,195,968	—	—	55,204	55,204	2,973
State Street Navigator Securities Lending Portfolio II	2,170,492	2,170,492	63,821,658	64,639,301	—	—	1,352,849	1,352,849	10,362
Total		$2,212,169	$65,184,618	$65,988,734	$2	$(2)		$1,408,053	$14,130
See accompanying notes to financial statements.
31

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INSURANCE BROKERS — 14.8%
Aon PLC Class A	45,883	$16,369,219
Arthur J Gallagher & Co.	51,241	16,403,269
Baldwin Insurance Group, Inc. (a) (b)	405,461	17,357,785
Brown & Brown, Inc.	153,680	17,038,502
Goosehead Insurance, Inc. Class A	149,087	15,730,169
Marsh & McLennan Cos., Inc.	73,890	16,155,310
Ryan Specialty Holdings, Inc.	246,145	16,735,399
Willis Towers Watson PLC	54,181	16,606,476
		132,396,129
LIFE & HEALTH INSURANCE — 23.2%
Aflac, Inc.	158,428	16,707,817
Brighthouse Financial, Inc. (a)	281,791	15,151,902
CNO Financial Group, Inc.	428,281	16,523,081
Genworth Financial, Inc. (a)	2,320,222	18,051,327
Globe Life, Inc.	134,049	16,660,950
Lincoln National Corp.	485,008	16,781,277
MetLife, Inc.	203,474	16,363,379
Oscar Health, Inc. Class A (a) (b)	1,134,636	24,326,596
Primerica, Inc.	61,826	16,919,921
Principal Financial Group, Inc.	209,915	16,673,548
Prudential Financial, Inc.	153,488	16,490,751
Unum Group	204,127	16,485,297
		207,135,846
PROPERTY & CASUALTY INSURANCE — 54.6%
Allstate Corp.	81,844	16,476,016
American Financial Group, Inc.	130,590	16,481,764
American International Group, Inc.	190,240	16,282,642
Arch Capital Group Ltd.	179,625	16,354,856
Assurant, Inc.	81,588	16,112,814
Assured Guaranty Ltd.	190,930	16,630,003
Axis Capital Holdings Ltd.	159,024	16,509,872
Chubb Ltd.	56,216	16,286,899
Cincinnati Financial Corp.	109,236	16,267,425
Erie Indemnity Co. Class A	44,949	15,587,864
Fidelity National Financial, Inc.	288,566	16,177,010
First American Financial Corp.	274,283	16,838,233
Hanover Insurance Group, Inc.	94,463	16,046,430
Hartford Insurance Group, Inc.	129,099	16,378,790
Kemper Corp.	254,301	16,412,587
Kinsale Capital Group, Inc.	34,881	16,878,916
Lemonade, Inc. (a)	378,412	16,578,230
Loews Corp.	181,323	16,620,066
Markel Group, Inc. (a)	8,323	16,624,027
Mercury General Corp.	247,020	16,634,327
Old Republic International Corp.	437,252	16,807,967
Security Description	Shares	Value
Palomar Holdings, Inc. (a)	101,639	$15,677,816
Progressive Corp.	60,998	16,277,926
RLI Corp.	219,441	15,848,029
Selective Insurance Group, Inc.	188,634	16,345,136
Skyward Specialty Insurance Group, Inc. (a)	271,916	15,714,026
Stewart Information Services Corp.	203,874	13,272,197
Travelers Cos., Inc.	61,374	16,420,000
W.R. Berkley Corp.	221,805	16,296,013
White Mountains Insurance Group Ltd.	9,152	16,434,429
		487,272,310
REINSURANCE — 7.2%
Enstar Group Ltd. (a)	47,828	16,087,426
Everest Group Ltd.	47,884	16,273,378
Reinsurance Group of America, Inc.	80,989	16,064,978
RenaissanceRe Holdings Ltd.	66,451	16,140,948
		64,566,730
TOTAL COMMON STOCKS (Cost $915,078,915)		891,371,015
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	1,337,970	1,337,970
State Street Navigator Securities Lending Portfolio II (e) (f)	20,208,829	20,208,829
TOTAL SHORT-TERM INVESTMENTS (Cost $21,546,799)		21,546,799
TOTAL INVESTMENTS — 102.2% (Cost $936,625,714)		912,917,814
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(20,022,474)
NET ASSETS — 100.0%		$892,895,340

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
32

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$891,371,015	$—	$—	$891,371,015
Short-Term Investments	21,546,799	—	—	21,546,799
TOTAL INVESTMENTS	$912,917,814	$—	$—	$912,917,814

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,264,532	$1,264,912	$1,542,052	$2,806,964	$56	$(56)	—	$—	$8,751
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	26,418,293	25,080,323	—	—	1,337,970	1,337,970	34,586
State Street Navigator Securities Lending Portfolio II	14,911,150	14,911,150	193,562,448	188,264,769	—	—	20,208,829	20,208,829	14,027
Total		$16,176,062	$221,522,793	$216,152,056	$56	$(56)		$21,546,799	$57,364
See accompanying notes to financial statements.
33

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 100.0%
ALUMINUM — 8.2%
Alcoa Corp.	3,023,153	$89,213,245
Century Aluminum Co. (a)	1,639,621	29,545,970
Kaiser Aluminum Corp. (b)	452,938	36,189,746
		154,948,961
COAL & CONSUMABLE FUELS — 16.7%
Centrus Energy Corp. Class A (a) (b)	402,420	73,715,296
Core Natural Resources, Inc.	1,327,703	92,594,007
Peabody Energy Corp. (b)	4,616,083	61,947,834
Uranium Energy Corp. (a) (b)	12,834,462	87,274,342
		315,531,479
COPPER — 4.7%
Freeport-McMoRan, Inc.	2,035,154	88,223,926
DIVERSIFIED METALS & MINING — 8.6%
Compass Minerals International, Inc. (a) (b)	1,229,761	24,705,898
Ivanhoe Electric, Inc. (a) (b)	1,746,637	15,841,998
Materion Corp.	486,825	38,639,300
MP Materials Corp. (a) (b)	2,514,114	83,644,573
		162,831,769
GOLD — 14.8%
Coeur Mining, Inc. (a) (b)	9,998,117	88,583,317
McEwen Mining, Inc. (a) (b)	1,384,392	13,304,007
Newmont Corp.	1,528,687	89,061,304
Royal Gold, Inc.	502,795	89,417,063
		280,365,691
SILVER — 4.8%
Hecla Mining Co.	15,080,493	90,332,153
STEEL — 42.2%
Alpha Metallurgical Resources, Inc. (a)	454,984	51,176,600
Carpenter Technology Corp. (b)	331,015	91,485,926
Cleveland-Cliffs, Inc. (a) (b)	12,145,363	92,304,759
Commercial Metals Co.	1,806,408	88,351,415
Metallus, Inc. (a) (b)	1,131,713	17,439,697
Security Description	Shares	Value
Nucor Corp.	692,772	$89,741,685
Radius Recycling, Inc.	980,340	29,106,295
Reliance, Inc.	287,567	90,267,281
Ryerson Holding Corp. (b)	679,505	14,656,923
Steel Dynamics, Inc.	688,083	88,081,505
SunCoke Energy, Inc.	3,186,713	27,373,865
Warrior Met Coal, Inc. (b)	2,093,200	95,931,356
Worthington Steel, Inc. (b)	684,256	20,411,356
		796,328,663
TOTAL COMMON STOCKS (Cost $1,960,899,043)		1,888,562,642
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	561,089	561,089
State Street Navigator Securities Lending Portfolio II (e) (f)	177,745,489	177,745,489
TOTAL SHORT-TERM INVESTMENTS (Cost $178,306,578)		178,306,578
TOTAL INVESTMENTS — 109.5% (Cost $2,139,205,621)		2,066,869,220
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(178,590,191)
NET ASSETS — 100.0%		$1,888,279,029

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
34

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,888,562,642	$—	$—	$1,888,562,642
Short-Term Investments	178,306,578	—	—	178,306,578
TOTAL INVESTMENTS	$2,066,869,220	$—	$—	$2,066,869,220

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,609,623	$1,610,106	$3,366,278	$4,976,384	$81	$(81)	—	$—	$23,115
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	184,127,500	183,566,411	—	—	561,089	561,089	73,580
State Street Navigator Securities Lending Portfolio II	49,968,288	49,968,288	1,613,546,119	1,485,768,918	—	—	177,745,489	177,745,489	232,784
Total		$51,578,394	$1,801,039,897	$1,674,311,713	$81	$(81)		$178,306,578	$329,479
See accompanying notes to financial statements.
35

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 22.2%
Helmerich & Payne, Inc.	321,034	$4,866,875
Nabors Industries Ltd. (a) (b)	42,450	1,189,449
Noble Corp. PLC (b)	247,377	6,567,859
Patterson-UTI Energy, Inc.	1,136,375	6,738,704
Transocean Ltd. (a) (b)	2,254,993	5,840,432
Valaris Ltd. (a) (b)	158,732	6,684,205
		31,887,524
OIL & GAS EQUIPMENT & SERVICES — 77.7%
Archrock, Inc.	291,084	7,227,616
Aris Water Solutions, Inc. Class A	95,193	2,251,314
Atlas Energy Solutions, Inc. (b)	236,190	3,157,860
Baker Hughes Co.	184,883	7,088,414
Bristow Group, Inc. (a)	38,338	1,264,004
Cactus, Inc. Class A	153,401	6,706,692
ChampionX Corp.	275,735	6,849,257
Core Laboratories, Inc. (b)	140,230	1,615,450
Expro Group Holdings NV (a)	322,366	2,769,124
Halliburton Co.	325,191	6,627,393
Helix Energy Solutions Group, Inc. (a)	476,618	2,974,096
Innovex International, Inc. (a)	90,570	1,414,703
Kodiak Gas Services, Inc.	157,276	5,389,848
Liberty Energy, Inc.	538,075	6,177,101
NOV, Inc.	539,714	6,708,645
Oceaneering International, Inc. (a)	237,378	4,918,472
ProPetro Holding Corp. (a)	258,335	1,542,260
RPC, Inc. (b)	290,772	1,375,352
Schlumberger NV	202,185	6,833,853
Select Water Solutions, Inc.	314,237	2,715,008
Solaris Energy Infrastructure, Inc.	150,785	4,265,708
TechnipFMC PLC	210,563	7,251,790
TETRA Technologies, Inc. (a)	236,880	795,917
Tidewater, Inc. (a) (b)	143,935	6,639,721
Security Description	Shares	Value
Weatherford International PLC	138,078	$6,946,704
		111,506,302
TOTAL COMMON STOCKS (Cost $207,923,061)		143,393,826
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	170,922	170,922
State Street Navigator Securities Lending Portfolio II (e) (f)	8,810,064	8,810,064
TOTAL SHORT-TERM INVESTMENTS (Cost $8,980,986)		8,980,986
TOTAL INVESTMENTS — 106.1% (Cost $216,904,047)		152,374,812
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(8,796,560)
NET ASSETS — 100.0%		$143,578,252

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$143,393,826	$—	$—	$143,393,826
Short-Term Investments	8,980,986	—	—	8,980,986
TOTAL INVESTMENTS	$152,374,812	$—	$—	$152,374,812
See accompanying notes to financial statements.
36

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	278,300	$278,384	$7,512,896	$7,791,280	$24	$(24)	—	$—	$2,642
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,136,492	4,965,570	—	—	170,922	170,922	7,942
State Street Navigator Securities Lending Portfolio II	16,416,351	16,416,351	193,526,503	201,132,790	—	—	8,810,064	8,810,064	25,658
Total		$16,694,735	$206,175,891	$213,889,640	$24	$(24)		$8,980,986	$36,242
See accompanying notes to financial statements.
37

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
Amneal Pharmaceuticals, Inc. (a)	405,117	$3,277,397
Amphastar Pharmaceuticals, Inc. (a) (b)	123,846	2,843,504
ANI Pharmaceuticals, Inc. (a)	54,636	3,564,999
Arvinas, Inc. (a)	218,768	1,610,132
Axsome Therapeutics, Inc. (a) (b)	52,453	5,475,569
Bristol-Myers Squibb Co.	113,020	5,231,696
Collegium Pharmaceutical, Inc. (a) (b)	76,660	2,266,836
Corcept Therapeutics, Inc. (a) (b)	79,577	5,840,952
CorMedix, Inc. (a) (b)	168,308	2,073,555
Edgewise Therapeutics, Inc. (a)	216,123	2,833,373
Elanco Animal Health, Inc. (a) (b)	397,274	5,673,073
Eli Lilly & Co.	7,011	5,465,285
Enliven Therapeutics, Inc. (a) (b)	60,202	1,207,652
Evolus, Inc. (a) (b)	154,954	1,427,126
EyePoint Pharmaceuticals, Inc. (a) (b)	124,739	1,173,794
Harmony Biosciences Holdings, Inc. (a)	129,682	4,097,951
Harrow, Inc. (a) (b)	85,562	2,613,063
Innoviva, Inc. (a) (b)	149,970	3,012,897
Jazz Pharmaceuticals PLC (a)	51,304	5,444,380
Johnson & Johnson	36,514	5,577,514
LENZ Therapeutics, Inc. (a) (b)	41,810	1,225,451
Ligand Pharmaceuticals, Inc. (a) (b)	24,168	2,747,418
Liquidia Corp. (a) (b)	173,540	2,162,308
Merck & Co., Inc.	70,581	5,587,192
Mind Medicine MindMed, Inc. (a) (b)	193,902	1,258,424
Nuvation Bio, Inc. (a) (b)	676,617	1,319,403
Ocular Therapeutix, Inc. (a)	319,929	2,968,941
Organon & Co. (b)	562,410	5,444,129
Pacira BioSciences, Inc. (a)	161,246	3,853,779
Perrigo Co. PLC	207,128	5,534,460
Pfizer, Inc.	231,581	5,613,523
Phibro Animal Health Corp. Class A	48,416	1,236,545
Prestige Consumer Healthcare, Inc. (a)	66,601	5,318,090
Security Description	Shares	Value
Royalty Pharma PLC Class A	166,493	$5,998,743
Supernus Pharmaceuticals, Inc. (a)	96,144	3,030,459
Tarsus Pharmaceuticals, Inc. (a) (b)	137,636	5,575,634
Trevi Therapeutics, Inc. (a) (b)	261,963	1,432,938
Viatris, Inc.	631,302	5,637,527
WaVe Life Sciences Ltd. (a)	321,600	2,090,400
Xeris Biopharma Holdings, Inc. (a)	617,867	2,885,439
Zevra Therapeutics, Inc. (a) (b)	81,869	721,266
Zoetis, Inc.	34,083	5,315,244
TOTAL COMMON STOCKS (Cost $165,597,219)		147,668,061
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	273,438	273,438
State Street Navigator Securities Lending Portfolio II (e) (f)	13,167,264	13,167,264
TOTAL SHORT-TERM INVESTMENTS (Cost $13,440,702)		13,440,702
TOTAL INVESTMENTS — 108.9% (Cost $179,037,921)		161,108,763
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(13,152,699)
NET ASSETS — 100.0%		$147,956,064

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
38

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$147,668,061	$—	$—	$147,668,061
Short-Term Investments	13,440,702	—	—	13,440,702
TOTAL INVESTMENTS	$161,108,763	$—	$—	$161,108,763

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	165,604	$165,653	$473,820	$639,474	$17	$(16)	—	$—	$2,615
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,388,466	4,115,028	—	—	273,438	273,438	10,426
State Street Navigator Securities Lending Portfolio II	11,100,091	11,100,091	122,637,413	120,570,240	—	—	13,167,264	13,167,264	531,847
Total		$11,265,744	$127,499,699	$125,324,742	$17	$(16)		$13,440,702	$544,888
See accompanying notes to financial statements.
39

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.7%
APPAREL RETAIL — 19.8%
Abercrombie & Fitch Co. Class A (a)	27,638	$2,289,808
American Eagle Outfitters, Inc. (b)	216,083	2,078,718
Boot Barn Holdings, Inc. (a) (b)	13,461	2,046,072
Buckle, Inc. (b)	50,024	2,268,588
Burlington Stores, Inc. (a)	9,137	2,125,632
Caleres, Inc. (b)	121,849	1,488,995
Foot Locker, Inc. (a)	90,403	2,214,874
Gap, Inc.	97,723	2,131,339
RealReal, Inc. (a) (b)	360,006	1,724,429
Revolve Group, Inc. (a)	103,175	2,068,659
Ross Stores, Inc.	16,028	2,044,852
Shoe Carnival, Inc. (b)	60,975	1,140,842
Stitch Fix, Inc. Class A (a)	343,966	1,272,674
TJX Cos., Inc.	17,533	2,165,150
Urban Outfitters, Inc. (a)	31,556	2,289,072
Victoria's Secret & Co. (a) (b)	104,021	1,926,469
		31,276,173
AUTOMOTIVE RETAIL — 21.6%
Advance Auto Parts, Inc. (b)	42,404	1,971,362
America's Car-Mart, Inc. (a) (b)	12,500	700,500
Asbury Automotive Group, Inc. (a)	8,977	2,141,373
AutoNation, Inc. (a)	11,238	2,232,429
AutoZone, Inc. (a)	586	2,175,367
Camping World Holdings, Inc. Class A (b)	113,909	1,958,096
CarMax, Inc. (a)	32,205	2,164,498
Carvana Co. (a)	6,415	2,161,598
EVgo, Inc. (a) (b)	416,624	1,520,678
Group 1 Automotive, Inc.	4,925	2,150,797
Lithia Motors, Inc.	6,508	2,198,532
Monro, Inc. (b)	105,214	1,568,741
Murphy USA, Inc.	5,260	2,139,768
O'Reilly Automotive, Inc. (a)	24,271	2,187,545
Penske Automotive Group, Inc. (b)	12,969	2,228,204
Sonic Automotive, Inc. Class A (b)	28,496	2,277,685
Valvoline, Inc. (a)	60,702	2,298,785
		34,075,958
BROADLINE RETAIL — 11.0%
Amazon.com, Inc. (a)	10,262	2,251,380
Dillard's, Inc. Class A (b)	5,445	2,275,084
eBay, Inc.	28,065	2,089,720
Etsy, Inc. (a)	36,280	1,819,805
Groupon, Inc. (a) (b)	66,870	2,236,802
Kohl's Corp.	248,808	2,109,892
Macy's, Inc. (b)	179,641	2,094,614
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	19,489	2,568,260
		17,445,557
Security Description	Shares	Value
COMPUTER & ELECTRONICS RETAIL — 2.4%
Best Buy Co., Inc.	30,062	$2,018,062
GameStop Corp. Class A (a) (b)	76,507	1,866,006
		3,884,068
CONSUMER STAPLES MERCHANDISE RETAIL — 9.7%
BJ's Wholesale Club Holdings, Inc. (a)	20,092	2,166,520
Costco Wholesale Corp.	2,179	2,157,079
Dollar General Corp.	19,600	2,241,848
Dollar Tree, Inc. (a)	23,177	2,295,450
PriceSmart, Inc. (b)	20,261	2,128,216
Target Corp.	22,268	2,196,738
Walmart, Inc.	22,808	2,230,166
		15,416,017
DRUG RETAIL — 1.4%
Walgreens Boots Alliance, Inc.	192,616	2,211,232
FOOD RETAIL — 12.0%
Albertsons Cos., Inc. Class A	102,693	2,208,927
Casey's General Stores, Inc.	4,369	2,229,370
Grocery Outlet Holding Corp. (a) (b)	164,235	2,039,799
Ingles Markets, Inc. Class A	29,552	1,873,006
Kroger Co.	33,807	2,424,976
Maplebear, Inc. (a) (b)	49,443	2,236,801
Natural Grocers by Vitamin Cottage, Inc. (b)	39,505	1,550,571
Sprouts Farmers Market, Inc. (a)	13,658	2,248,653
Weis Markets, Inc. (b)	29,311	2,124,754
		18,936,857
OTHER SPECIALTY RETAIL — 21.8%
Academy Sports & Outdoors, Inc. (b)	48,293	2,164,009
Bath & Body Works, Inc.	83,180	2,492,073
Build-A-Bear Workshop, Inc. (b)	44,284	2,283,283
Chewy, Inc. Class A (a)	53,584	2,283,750
Dick's Sporting Goods, Inc.	11,817	2,337,521
Five Below, Inc. (a)	17,470	2,291,715
MarineMax, Inc. (a) (b)	56,726	1,426,092
National Vision Holdings, Inc. (a)	101,702	2,340,163
ODP Corp. (a)	97,431	1,766,424
Sally Beauty Holdings, Inc. (a) (b)	238,469	2,208,223
Signet Jewelers Ltd. (b)	27,588	2,194,625
Tractor Supply Co.	42,596	2,247,791
Ulta Beauty, Inc. (a)	4,775	2,233,840
Upbound Group, Inc.	83,077	2,085,233
Warby Parker, Inc. Class A (a)	96,658	2,119,710

See accompanying notes to financial statements.
40

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Winmark Corp.	5,143	$1,942,048
		34,416,500
TOTAL COMMON STOCKS (Cost $202,564,077)		157,662,362
SHORT-TERM INVESTMENTS — 14.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	142,343	142,343
State Street Navigator Securities Lending Portfolio II (e) (f)	22,092,851	22,092,851
TOTAL SHORT-TERM INVESTMENTS (Cost $22,235,194)		22,235,194
TOTAL INVESTMENTS — 113.8% (Cost $224,799,271)		179,897,556
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.8)%		(21,841,968)
NET ASSETS — 100.0%		$158,055,588

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$157,662,362	$—	$—	$157,662,362
Short-Term Investments	22,235,194	—	—	22,235,194
TOTAL INVESTMENTS	$179,897,556	$—	$—	$179,897,556

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	314,994	$315,089	$983,014	$1,298,102	$14	$(15)	—	$—	$2,444
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	13,283,056	13,140,713	—	—	142,343	142,343	13,372
State Street Navigator Securities Lending Portfolio II	37,105,442	37,105,442	461,894,370	476,906,961	—	—	22,092,851	22,092,851	79,459
Total		$37,420,531	$476,160,440	$491,345,776	$14	$(15)		$22,235,194	$95,275
See accompanying notes to financial statements.
41

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	294,948	$41,853,121
Allegro MicroSystems, Inc. (a) (b)	1,189,496	40,668,868
Alpha & Omega Semiconductor Ltd. (a) (b)	381,396	9,786,621
Ambarella, Inc. (a)	660,601	43,642,605
Analog Devices, Inc.	153,654	36,572,725
Astera Labs, Inc. (a)	377,968	34,175,867
Broadcom, Inc.	141,298	38,948,794
CEVA, Inc. (a) (b)	325,717	7,159,260
Cirrus Logic, Inc. (a)	348,017	36,282,512
Credo Technology Group Holding Ltd. (a)	498,810	46,184,818
Diodes, Inc. (a)	501,208	26,508,891
First Solar, Inc. (a) (b)	212,852	35,235,520
Impinj, Inc. (a) (b)	321,887	35,751,989
indie Semiconductor, Inc. Class A (a) (b)	2,687,547	9,567,667
Intel Corp.	1,727,899	38,704,938
Lattice Semiconductor Corp. (a) (b)	700,527	34,318,818
MACOM Technology Solutions Holdings, Inc. (a)	272,190	39,002,105
Marvell Technology, Inc.	523,682	40,532,987
MaxLinear, Inc. (a)	1,330,333	18,904,032
Microchip Technology, Inc.	513,383	36,126,762
Micron Technology, Inc.	307,967	37,956,933
Monolithic Power Systems, Inc.	49,620	36,291,076
Navitas Semiconductor Corp. (a)	1,277,791	8,369,531
NVE Corp. (b)	23,139	1,703,262
NVIDIA Corp.	250,158	39,522,462
NXP Semiconductors NV	164,325	35,903,369
ON Semiconductor Corp. (a)	690,072	36,166,673
Penguin Solutions, Inc. (a) (b)	729,255	14,446,542
Power Integrations, Inc.	552,779	30,900,346
Qorvo, Inc. (a)	432,481	36,721,962
QUALCOMM, Inc.	224,063	35,684,273
Rambus, Inc. (a)	583,803	37,375,068
Security Description	Shares	Value
Rigetti Computing, Inc. (a) (b)	2,854,136	$33,850,053
Semtech Corp. (a) (b)	852,039	38,461,040
Silicon Laboratories, Inc. (a)	261,917	38,596,089
SiTime Corp. (a) (b)	165,712	35,309,913
Skyworks Solutions, Inc.	490,669	36,564,654
Synaptics, Inc. (a)	516,112	33,454,380
Texas Instruments, Inc.	178,918	37,146,955
Universal Display Corp. (b)	222,289	34,334,759
TOTAL COMMON STOCKS (Cost $1,183,082,556)		1,288,688,240
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	1,604,043	1,604,043
State Street Navigator Securities Lending Portfolio II (e) (f)	81,169,491	81,169,491
TOTAL SHORT-TERM INVESTMENTS (Cost $82,773,534)		82,773,534
TOTAL INVESTMENTS — 106.3% (Cost $1,265,856,090)		1,371,461,774
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(81,166,981)
NET ASSETS — 100.0%		$1,290,294,793

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,288,688,240	$—	$—	$1,288,688,240
Short-Term Investments	82,773,534	—	—	82,773,534
TOTAL INVESTMENTS	$1,371,461,774	$—	$—	$1,371,461,774
See accompanying notes to financial statements.
42

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,211,787	$1,212,151	$1,460,841	$2,672,992	$85	$(85)	—	$—	$11,896
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	21,169,404	19,565,361	—	—	1,604,043	1,604,043	37,492
State Street Navigator Securities Lending Portfolio II	47,189,258	47,189,258	1,123,618,386	1,089,638,153	—	—	81,169,491	81,169,491	777,102
Total		$48,401,409	$1,146,248,631	$1,111,876,506	$85	$(85)		$82,773,534	$826,490
See accompanying notes to financial statements.
43

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 100.0%
APPLICATION SOFTWARE — 70.1%
ACI Worldwide, Inc. (a)	75,837	$3,481,677
Adobe, Inc. (a)	8,646	3,344,964
Agilysys, Inc. (a) (b)	31,978	3,665,958
Alarm.com Holdings, Inc. (a)	60,934	3,447,036
Alkami Technology, Inc. (a) (b)	125,636	3,786,669
Amplitude, Inc. Class A (a)	289,912	3,594,909
ANSYS, Inc. (a)	10,298	3,616,864
Appfolio, Inc. Class A (a) (b)	15,686	3,612,172
AppLovin Corp. Class A (a)	9,291	3,252,593
Asana, Inc. Class A (a)	251,904	3,400,704
Atlassian Corp. Class A (a)	17,711	3,596,927
Aurora Innovation, Inc. (a) (b)	605,768	3,174,224
Autodesk, Inc. (a)	12,027	3,723,198
AvePoint, Inc. (a)	189,656	3,662,257
Bentley Systems, Inc. Class B	73,945	3,990,812
Bill Holdings, Inc. (a)	81,460	3,768,340
Blackbaud, Inc. (a)	57,694	3,704,532
BlackLine, Inc. (a) (b)	63,108	3,573,175
Blend Labs, Inc. Class A (a)	992,173	3,274,171
Box, Inc. Class A (a)	99,496	3,399,778
Braze, Inc. Class A (a)	125,287	3,520,565
C3.ai, Inc. Class A (a) (b)	144,982	3,562,208
Cadence Design Systems, Inc. (a)	11,633	3,584,709
CCC Intelligent Solutions Holdings, Inc. (a) (b)	393,555	3,703,353
Cerence, Inc. (a) (b)	366,461	3,741,567
Cipher Mining, Inc. (a) (b)	874,836	4,181,716
Cleanspark, Inc. (a) (b)	358,007	3,948,817
Clear Secure, Inc. Class A (b)	139,974	3,885,678
Clearwater Analytics Holdings, Inc. Class A (a)	154,516	3,388,536
Confluent, Inc. Class A (a) (b)	148,166	3,693,778
Consensus Cloud Solutions, Inc. (a)	111,288	2,566,301
Core Scientific, Inc. (a)	291,374	4,973,754
Daily Journal Corp. (a) (b)	7,818	3,301,151
Datadog, Inc. Class A (a)	30,120	4,046,020
Digital Turbine, Inc. (a) (b)	688,470	4,061,973
Docusign, Inc. (a)	46,874	3,651,016
Domo, Inc. Class B (a) (b)	160,504	2,242,241
Dropbox, Inc. Class A (a)	125,963	3,602,542
D-Wave Quantum, Inc. (a)	215,902	3,160,805
Dynatrace, Inc. (a)	66,338	3,662,521
E2open Parent Holdings, Inc. (a)	555,060	1,792,844
Elastic NV (a)	42,969	3,623,576
Fair Isaac Corp. (a)	1,975	3,610,221
Five9, Inc. (a) (b)	125,530	3,324,034
Freshworks, Inc. Class A (a) (b)	228,333	3,404,445
Guidewire Software, Inc. (a)	14,252	3,355,633
HubSpot, Inc. (a)	6,223	3,463,908
Hut 8 Corp. (a)	192,728	3,584,741
Security Description	Shares	Value
I3 Verticals, Inc. Class A (a) (b)	142,579	$3,918,071
Informatica, Inc. Class A (a)	148,405	3,613,662
Intapp, Inc. (a)	62,808	3,242,149
InterDigital, Inc. (b)	16,100	3,610,103
Intuit, Inc.	4,671	3,679,020
Jamf Holding Corp. (a)	344,477	3,275,976
Klaviyo, Inc. Class A (a)	104,627	3,513,375
LiveRamp Holdings, Inc. (a)	108,293	3,578,001
Manhattan Associates, Inc. (a)	18,852	3,722,704
MARA Holdings, Inc. (a) (b)	217,856	3,415,982
Meridianlink, Inc. (a) (b)	153,350	2,488,871
MicroStrategy, Inc. Class A (a) (b)	9,220	3,727,001
Mitek Systems, Inc. (a) (b)	250,474	2,479,693
nCino, Inc. (a) (b)	130,907	3,661,469
NCR Voyix Corp. (a) (b)	299,811	3,516,783
NextNav, Inc. (a) (b)	282,006	4,286,491
Nutanix, Inc. Class A (a)	48,248	3,688,077
Olo, Inc. Class A (a)	413,632	3,681,325
PagerDuty, Inc. (a)	234,516	3,583,404
Palantir Technologies, Inc. Class A (a)	26,200	3,571,584
Pegasystems, Inc. (b)	70,234	3,801,766
Porch Group, Inc. (a) (b)	312,507	3,684,458
Procore Technologies, Inc. (a) (b)	54,137	3,704,054
PROS Holdings, Inc. (a)	186,391	2,918,883
PTC, Inc. (a)	20,899	3,601,734
Q2 Holdings, Inc. (a)	40,060	3,749,215
Red Violet, Inc.	53,865	2,650,158
RingCentral, Inc. Class A (a) (b)	133,097	3,773,300
Riot Platforms, Inc. (a) (b)	338,325	3,823,072
Roper Technologies, Inc.	6,273	3,555,787
SailPoint, Inc. (a)	158,616	3,625,962
Salesforce, Inc.	13,438	3,664,408
Samsara, Inc. Class A (a)	84,127	3,346,572
SEMrush Holdings, Inc. Class A (a)	369,109	3,340,436
ServiceTitan, Inc. Class A (a)	34,542	3,702,212
SoundHound AI, Inc. Class A (a) (b)	366,910	3,936,944
Sprinklr, Inc. Class A (a)	416,491	3,523,514
Sprout Social, Inc. Class A (a)	167,304	3,498,327
SPS Commerce, Inc. (a)	26,236	3,570,457
Synopsys, Inc. (a)	7,137	3,658,997
Terawulf, Inc. (a) (b)	809,372	3,545,049
Tyler Technologies, Inc. (a)	6,111	3,622,845
Unity Software, Inc. (a) (b)	147,499	3,569,476
Verint Systems, Inc. (a) (b)	188,455	3,706,910
Vertex, Inc. Class A (a) (b)	94,857	3,351,772
Weave Communications, Inc. (a)	381,768	3,176,310
Workday, Inc. Class A (a)	14,197	3,407,280
Workiva, Inc. (a)	52,703	3,607,520
Yext, Inc. (a)	391,139	3,324,681
Zeta Global Holdings Corp. Class A (a) (b)	277,769	4,302,642

See accompanying notes to financial statements.
44

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Zoom Communications, Inc. (a)	45,724	$3,565,558
		350,273,653
INTERACTIVE HOME ENTERTAINMENT — 2.3%
Electronic Arts, Inc.	24,169	3,859,789
ROBLOX Corp. Class A (a)	37,157	3,908,917
Take-Two Interactive Software, Inc. (a)	15,205	3,692,534
		11,461,240
IT CONSULTING & OTHER SERVICES — 8.2%
Accenture PLC Class A	11,159	3,335,314
ASGN, Inc. (a)	66,628	3,326,736
BigBear.ai Holdings, Inc. (a) (b)	956,925	6,497,521
Cognizant Technology Solutions Corp. Class A	44,166	3,446,273
DXC Technology Co. (a)	223,038	3,410,251
EPAM Systems, Inc. (a)	20,173	3,566,990
Gartner, Inc. (a)	8,641	3,492,865
Grid Dynamics Holdings, Inc. (a)	291,097	3,362,170
Hackett Group, Inc.	111,421	2,832,322
International Business Machines Corp.	12,694	3,741,937
Kyndryl Holdings, Inc. (a)	88,415	3,709,893
		40,722,272
SYSTEMS SOFTWARE — 19.4%
A10 Networks, Inc.	198,849	3,847,728
Adeia, Inc. (b)	258,027	3,648,502
Appian Corp. Class A (a) (b)	114,566	3,420,941
Commvault Systems, Inc. (a)	18,916	3,297,626
Crowdstrike Holdings, Inc. Class A (a)	7,483	3,811,167
Dolby Laboratories, Inc. Class A	47,439	3,522,820
Fortinet, Inc. (a)	35,030	3,703,372
Gen Digital, Inc.	121,389	3,568,837
Gitlab, Inc. Class A (a) (b)	82,300	3,712,553
Microsoft Corp.	7,559	3,759,922
N-able, Inc. (a)	437,043	3,540,048
OneSpan, Inc.	216,323	3,610,431
Onestream, Inc. (a) (b)	125,793	3,559,942
Oracle Corp.	20,237	4,424,415
Palo Alto Networks, Inc. (a)	18,384	3,762,102
Progress Software Corp.	56,643	3,616,089
Qualys, Inc. (a)	25,493	3,642,185
Security Description	Shares	Value
Rapid7, Inc. (a)	148,845	$3,442,785
Rubrik, Inc. Class A (a)	40,217	3,603,041
SentinelOne, Inc. Class A (a)	198,984	3,637,427
ServiceNow, Inc. (a)	3,548	3,647,628
Tenable Holdings, Inc. (a)	113,807	3,844,400
Teradata Corp. (a)	161,057	3,593,182
UiPath, Inc. Class A (a)	275,160	3,522,048
Varonis Systems, Inc. (a)	71,060	3,606,295
Xperi, Inc. (a)	215,618	1,705,538
Zscaler, Inc. (a)	11,903	3,736,828
		96,787,852
TOTAL COMMON STOCKS (Cost $480,430,924)		499,245,017
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	186,357	186,357
State Street Navigator Securities Lending Portfolio II (e) (f)	48,058,499	48,058,499
TOTAL SHORT-TERM INVESTMENTS (Cost $48,244,856)		48,244,856
TOTAL INVESTMENTS — 109.6% (Cost $528,675,780)		547,489,873
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(48,067,025)
NET ASSETS — 100.0%		$499,422,848

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
45

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$499,245,017	$—	$—	$499,245,017
Short-Term Investments	48,244,856	—	—	48,244,856
TOTAL INVESTMENTS	$547,489,873	$—	$—	$547,489,873

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	184,068	$184,123	$308,686	$492,809	$18	$(18)	—	$—	$2,506
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	23,493,816	23,307,459	—	—	186,357	186,357	15,645
State Street Navigator Securities Lending Portfolio II	28,736,713	28,736,713	327,628,493	308,306,707	—	—	48,058,499	48,058,499	570,054
Total		$28,920,836	$351,430,995	$332,106,975	$18	$(18)		$48,244,856	$588,205
See accompanying notes to financial statements.
46

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 21.5%
Anterix, Inc. (a)	23,946	$614,215
AST SpaceMobile, Inc. (a) (b)	116,796	5,457,877
Bandwidth, Inc. Class A (a)	39,530	628,527
Cogent Communications Holdings, Inc.	88,391	4,261,330
Globalstar, Inc. (a) (b)	84,962	2,000,855
Iridium Communications, Inc. (b)	148,055	4,466,819
Liberty Global Ltd. Class C (a)	240,111	2,475,544
Liberty Latin America Ltd. Class C (a)	135,589	843,364
Lumen Technologies, Inc. (a)	1,026,397	4,495,619
		25,244,150
COMMUNICATIONS EQUIPMENT — 55.1%
ADTRAN Holdings, Inc. (a)	144,460	1,295,806
Applied Optoelectronics, Inc. (a) (b)	120,920	3,106,435
Arista Networks, Inc. (a)	45,213	4,625,742
Calix, Inc. (a)	88,963	4,731,942
Ciena Corp. (a)	58,980	4,796,843
Cisco Systems, Inc.	66,358	4,603,918
Clearfield, Inc. (a)	13,810	599,492
CommScope Holding Co., Inc. (a)	511,764	4,237,406
Digi International, Inc. (a)	23,818	830,296
Extreme Networks, Inc. (a)	159,343	2,860,207
F5, Inc. (a)	14,543	4,280,296
Harmonic, Inc. (a)	161,520	1,529,594
Juniper Networks, Inc.	118,650	4,737,695
Lumentum Holdings, Inc. (a) (b)	51,719	4,916,408
Motorola Solutions, Inc.	10,413	4,378,250
NETGEAR, Inc. (a)	57,862	1,682,048
NetScout Systems, Inc. (a)	60,414	1,498,871
Ubiquiti, Inc. (b)	10,125	4,167,956
Viasat, Inc. (a)	164,332	2,399,247
Viavi Solutions, Inc. (a)	330,180	3,324,913
		64,603,365
INTEGRATED TELECOMMUNICATION SERVICES — 12.3%
AT&T, Inc.	150,302	4,349,740
Frontier Communications Parent, Inc. (a)	117,830	4,289,012
Security Description	Shares	Value
IDT Corp. Class B	16,233	$1,109,039
Shenandoah Telecommunications Co.	35,179	480,545
Verizon Communications, Inc.	97,383	4,213,762
		14,442,098
WIRELESS TELECOMMUNICATION SERVICES — 11.0%
Gogo, Inc. (a) (b)	132,460	1,944,513
Telephone & Data Systems, Inc.	124,658	4,435,332
T-Mobile U.S., Inc.	18,444	4,394,467
U.S. Cellular Corp. (a) (b)	34,011	2,175,684
		12,949,996
TOTAL COMMON STOCKS (Cost $108,342,693)		117,239,609
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	108,069	108,069
State Street Navigator Securities Lending Portfolio II (e) (f)	10,345,873	10,345,873
TOTAL SHORT-TERM INVESTMENTS (Cost $10,453,942)		10,453,942
TOTAL INVESTMENTS — 108.8% (Cost $118,796,635)		127,693,551
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(10,347,580)
NET ASSETS — 100.0%		$117,345,971

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
47

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$117,239,609	$—	$—	$117,239,609
Short-Term Investments	10,453,942	—	—	10,453,942
TOTAL INVESTMENTS	$127,693,551	$—	$—	$127,693,551

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	43,398	$43,411	$193,784	$237,195	$3	$(3)	—	$—	$589
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,378,424	5,270,355	—	—	108,069	108,069	4,141
State Street Navigator Securities Lending Portfolio II	312,572	312,572	101,512,200	91,478,899	—	—	10,345,873	10,345,873	24,930
Total		$355,983	$107,084,408	$96,986,449	$3	$(3)		$10,453,942	$29,660
See accompanying notes to financial statements.
48

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 17.1%
CH Robinson Worldwide, Inc.	47,617	$4,568,851
Expeditors International of Washington, Inc.	39,350	4,495,737
FedEx Corp.	20,105	4,570,068
Forward Air Corp. (a) (b)	67,982	1,668,278
GXO Logistics, Inc. (a) (b)	103,199	5,025,791
Hub Group, Inc. Class A	134,516	4,496,870
United Parcel Service, Inc. Class B	44,520	4,493,849
		29,319,444
AIRLINES — 24.5%
Alaska Air Group, Inc. (a)	91,630	4,533,852
Allegiant Travel Co. (a) (b)	55,389	3,043,626
American Airlines Group, Inc. (a) (b)	407,197	4,568,750
Delta Air Lines, Inc.	91,593	4,504,544
Frontier Group Holdings, Inc. (a) (b)	319,130	1,158,442
JetBlue Airways Corp. (a) (b)	926,668	3,919,806
Joby Aviation, Inc. (a) (b)	467,664	4,933,855
SkyWest, Inc. (a)	45,054	4,639,210
Southwest Airlines Co. (b)	134,476	4,362,401
Sun Country Airlines Holdings, Inc. (a)	148,413	1,743,853
United Airlines Holdings, Inc. (a)	57,276	4,560,888
		41,969,227
CARGO GROUND TRANSPORTATION — 32.1%
ArcBest Corp.	64,716	4,983,779
Covenant Logistics Group, Inc. (b)	29,106	701,746
Heartland Express, Inc. (b)	142,965	1,235,218
JB Hunt Transport Services, Inc.	31,963	4,589,887
Knight-Swift Transportation Holdings, Inc.	103,104	4,560,290
Landstar System, Inc.	32,275	4,486,871
Marten Transport Ltd.	113,068	1,468,753
Old Dominion Freight Line, Inc.	27,781	4,508,856
RXO, Inc. (a) (b)	280,424	4,408,265
Ryder System, Inc.	30,014	4,772,226
Saia, Inc. (a) (b)	17,650	4,835,924
Schneider National, Inc. Class B	169,061	4,082,823
U-Haul Holding Co. (a) (b)	21,257	1,287,324
Werner Enterprises, Inc. (b)	164,006	4,487,204
XPO, Inc. (a) (b)	37,346	4,716,426
		55,125,592
MARINE — 6.4%
Genco Shipping & Trading Ltd. (b)	153,838	2,010,663
Security Description	Shares	Value
Kirby Corp. (a)	39,943	$4,529,936
Matson, Inc.	39,364	4,383,181
		10,923,780
PASSENGER GROUND TRANSPORTATION — 10.9%
Avis Budget Group, Inc. (a) (b)	35,487	5,999,077
Hertz Global Holdings, Inc. (a) (b)	479,045	3,271,877
Lyft, Inc. Class A (a)	289,435	4,561,496
Uber Technologies, Inc. (a)	52,017	4,853,186
		18,685,636
RAILROADS — 8.9%
CSX Corp.	139,344	4,546,795
FTAI Infrastructure, Inc. (b)	258,555	1,595,284
Norfolk Southern Corp.	17,919	4,586,727
Union Pacific Corp.	19,952	4,590,556
		15,319,362
TOTAL COMMON STOCKS (Cost $200,359,055)		171,343,041
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	163,033	163,033
State Street Navigator Securities Lending Portfolio II (e) (f)	9,628,049	9,628,049
TOTAL SHORT-TERM INVESTMENTS (Cost $9,791,082)		9,791,082
TOTAL INVESTMENTS — 105.6% (Cost $210,150,137)		181,134,123
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(9,564,359)
NET ASSETS — 100.0%		$171,569,764

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
49

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$171,343,041	$—	$—	$171,343,041
Short-Term Investments	9,791,082	—	—	9,791,082
TOTAL INVESTMENTS	$181,134,123	$—	$—	$181,134,123

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	178,685	$178,738	$253,218	$431,956	$15	$(15)	—	$—	$1,941
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,819,510	3,656,477	—	—	163,033	163,033	6,639
State Street Navigator Securities Lending Portfolio II	7,977,082	7,977,082	149,008,205	147,357,238	—	—	9,628,049	9,628,049	151,751
Total		$8,155,820	$153,080,933	$151,445,671	$15	$(15)		$9,791,082	$160,331
See accompanying notes to financial statements.
50

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
Boeing Co. (a)	6,105	$1,279,181
Northrop Grumman Corp.	1,528	763,969
RTX Corp.	12,100	1,766,842
Textron, Inc.	1,721	138,179
		3,948,171
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	1,330	127,614
FedEx Corp.	1,736	394,610
		522,224
AIRLINES — 0.0% *
Delta Air Lines, Inc.	1,652	81,245
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	5,393	367,910
AUTOMOBILES — 0.1%
Rivian Automotive, Inc. Class A (a)	11,484	157,790
BANKS — 6.7%
Bank of America Corp.	68,643	3,248,187
Citigroup, Inc.	18,353	1,562,207
Fifth Third Bancorp	6,381	262,450
JPMorgan Chase & Co.	27,859	8,076,603
KeyCorp	8,873	154,568
M&T Bank Corp.	1,587	307,862
PNC Financial Services Group, Inc.	3,911	729,088
Regions Financial Corp.	8,312	195,498
Truist Financial Corp.	12,527	538,536
Wells Fargo & Co.	31,347	2,511,522
		17,586,521
BEVERAGES — 1.3%
Coca-Cola Co.	25,744	1,821,388
PepsiCo, Inc.	11,928	1,574,973
		3,396,361
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	16,966	3,149,229
Biogen, Inc. (a)	1,412	177,333
Gilead Sciences, Inc.	12,081	1,339,421
Vertex Pharmaceuticals, Inc. (a)	2,392	1,064,918
		5,730,901
BROADLINE RETAIL — 0.2%
eBay, Inc.	6,776	504,541
BUILDING PRODUCTS — 0.6%
Johnson Controls International PLC	5,374	567,602
Owens Corning	898	123,493
Trane Technologies PLC	2,155	942,618
		1,633,713
CAPITAL MARKETS — 2.1%
Bank of New York Mellon Corp.	6,685	609,070
Charles Schwab Corp.	18,219	1,662,302
CME Group, Inc.	3,109	856,903
FactSet Research Systems, Inc.	374	167,283
Security Description	Shares	Value
LPL Financial Holdings, Inc.	740	$277,478
S&P Global, Inc.	2,684	1,415,246
State Street Corp. (b)	2,733	290,627
T. Rowe Price Group, Inc.	1,932	186,438
		5,465,347
CHEMICALS — 1.4%
Dow, Inc.	6,659	176,330
DuPont de Nemours, Inc.	3,242	222,369
Ecolab, Inc.	2,306	621,329
International Flavors & Fragrances, Inc.	2,351	172,916
Linde PLC	5,072	2,379,681
LyondellBasell Industries NV Class A	2,447	141,583
		3,714,208
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Republic Services, Inc.	2,206	544,021
Veralto Corp.	3,303	333,438
Waste Connections, Inc.	2,258	421,614
		1,299,073
COMMUNICATIONS EQUIPMENT — 3.3%
Cisco Systems, Inc.	125,656	8,718,013
CONSTRUCTION & ENGINEERING — 0.1%
AECOM	1,376	155,295
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	417	228,916
CONSUMER FINANCE — 0.8%
American Express Co.	5,499	1,754,071
Synchrony Financial	3,389	226,182
		1,980,253
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Albertsons Cos., Inc. Class A	4,570	98,301
Costco Wholesale Corp.	3,805	3,766,722
Dollar General Corp.	2,422	277,028
Target Corp.	4,980	491,277
		4,633,328
CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	671	117,740
Ball Corp.	3,416	191,604
Packaging Corp. of America	823	155,094
Smurfit WestRock PLC	4,621	199,396
		663,834
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,915	232,309
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	97,892	2,832,994
Verizon Communications, Inc.	77,670	3,360,781
		6,193,775
ELECTRIC UTILITIES — 1.5%
American Electric Power Co., Inc.	6,417	665,828

See accompanying notes to financial statements.
51

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Duke Energy Corp.	5,800	$684,400
Edison International	4,336	223,737
Entergy Corp.	3,865	321,259
Evergy, Inc.	1,373	94,641
Exelon Corp.	9,431	409,494
PG&E Corp.	20,498	285,742
PPL Corp.	7,157	242,551
Southern Co.	6,588	604,976
Xcel Energy, Inc.	4,517	307,608
		3,840,236
ELECTRICAL EQUIPMENT — 1.1%
Eaton Corp. PLC	4,660	1,663,573
Emerson Electric Co.	5,692	758,914
Hubbell, Inc.	489	199,713
Rockwell Automation, Inc.	1,139	378,342
		3,000,542
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
CDW Corp.	4,687	837,051
Keysight Technologies, Inc. (a)	5,171	847,320
Ralliant Corp. (a)	124	6,029
TE Connectivity PLC	10,177	1,716,555
		3,406,955
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	10,567	405,139
ENTERTAINMENT — 6.1%
Electronic Arts, Inc.	2,873	458,818
Netflix, Inc. (a)	7,972	10,675,544
Walt Disney Co.	36,018	4,466,592
Warner Bros Discovery, Inc. (a)	38,621	442,597
		16,043,551
FINANCIAL SERVICES — 2.3%
Block, Inc. (a)	4,975	337,952
Fidelity National Information Services, Inc.	5,121	416,900
Global Payments, Inc.	2,206	176,568
Visa, Inc. Class A	14,434	5,124,792
		6,056,212
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	3,490	184,202
Campbell's Co.	1,788	54,802
Hershey Co.	1,506	249,921
Hormel Foods Corp.	4,031	121,938
J.M. Smucker Co.	958	94,075
Tyson Foods, Inc. Class A	2,973	166,310
		871,248
GROUND TRANSPORTATION — 0.8%
Uber Technologies, Inc. (a)	21,888	2,042,150
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	17,133	2,330,259
IDEXX Laboratories, Inc. (a)	830	445,162
Security Description	Shares	Value
Medtronic PLC	12,814	$1,116,997
		3,892,418
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Cardinal Health, Inc.	2,344	393,792
Cencora, Inc.	1,661	498,051
Centene Corp. (a)	4,917	266,895
Cigna Group	2,657	878,351
DaVita, Inc. (a)	551	78,490
Labcorp Holdings, Inc.	736	193,207
UnitedHealth Group, Inc.	8,372	2,611,813
		4,920,599
HEALTH CARE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	1,120	81,346
Healthpeak Properties, Inc. REIT	5,360	93,853
Ventas, Inc. REIT	4,387	277,039
		452,238
HOTELS, RESTAURANTS & LEISURE — 5.0%
Airbnb, Inc. Class A (a)	8,805	1,165,254
Booking Holdings, Inc.	639	3,699,324
Carnival Corp. (a)	20,376	572,973
Chipotle Mexican Grill, Inc. (a)	34,343	1,928,360
Flutter Entertainment PLC (a)	4,452	1,272,204
Hilton Worldwide Holdings, Inc.	6,701	1,784,744
Las Vegas Sands Corp.	5,885	256,056
Marriott International, Inc. Class A	4,234	1,156,771
Royal Caribbean Cruises Ltd.	4,384	1,372,806
		13,208,492
HOUSEHOLD DURABLES — 0.2%
DR Horton, Inc.	4,645	598,833
HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	1,803	173,286
Clorox Co.	1,320	158,492
Colgate-Palmolive Co.	7,830	711,747
Procter & Gamble Co.	22,039	3,511,254
		4,554,779
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	5,492	836,102
Honeywell International, Inc.	5,661	1,318,334
		2,154,436
INSURANCE — 2.1%
Allstate Corp.	2,183	439,460
American International Group, Inc.	5,463	467,578
Aon PLC Class A	1,818	648,590
Everest Group Ltd.	404	137,300
Hartford Insurance Group, Inc.	2,880	365,386
Marsh & McLennan Cos., Inc.	4,652	1,017,113
Principal Financial Group, Inc.	2,252	178,876
Progressive Corp.	6,235	1,663,872
Prudential Financial, Inc.	3,528	379,048
Willis Towers Watson PLC	1,002	307,113
		5,604,336

See accompanying notes to financial statements.
52

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.2%
Pinterest, Inc. Class A (a)	8,087	$290,000
Snap, Inc. Class A (a) (c)	18,513	160,878
		450,878
IT SERVICES — 4.7%
Accenture PLC Class A	25,165	7,521,567
Akamai Technologies, Inc. (a)	5,265	419,936
Cloudflare, Inc. Class A (a)	8,927	1,748,174
Gartner, Inc. (a)	2,386	964,469
GoDaddy, Inc. Class A (a)	5,109	919,927
Twilio, Inc. Class A (a)	5,154	640,952
		12,215,025
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Illumina, Inc. (a)	1,711	163,247
MACHINERY — 2.5%
Caterpillar, Inc.	3,910	1,517,901
Cummins, Inc.	1,806	591,465
Deere & Co.	2,202	1,119,695
Fortive Corp.	3,373	175,834
Graco, Inc.	1,342	115,372
Illinois Tool Works, Inc.	2,719	672,273
Otis Worldwide Corp.	3,886	384,792
Parker-Hannifin Corp.	1,573	1,098,693
Pentair PLC	1,600	164,256
Westinghouse Air Brake Technologies Corp.	1,434	300,208
Xylem, Inc.	2,449	316,803
		6,457,292
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	1,157	472,993
News Corp. Class A	9,240	274,613
Omnicom Group, Inc.	2,422	174,239
Trade Desk, Inc. Class A (a)	4,006	288,392
		1,210,237
METALS & MINING — 0.2%
Newmont Corp.	11,390	663,581
MULTI-UTILITIES — 0.7%
Ameren Corp.	2,253	216,378
CenterPoint Energy, Inc.	7,874	289,291
CMS Energy Corp.	2,110	146,181
Consolidated Edison, Inc.	3,503	351,526
DTE Energy Co.	1,725	228,494
Public Service Enterprise Group, Inc.	5,175	435,631
WEC Energy Group, Inc.	2,627	273,733
		1,941,234
OIL, GAS & CONSUMABLE FUELS — 2.9%
Chevron Corp.	16,880	2,417,047
Diamondback Energy, Inc.	1,789	245,809
EOG Resources, Inc.	4,410	527,480
EQT Corp.	4,841	282,327
Security Description	Shares	Value
Exxon Mobil Corp.	34,626	$3,732,683
Occidental Petroleum Corp.	8,577	360,320
		7,565,666
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	2,432	196,506
Kenvue, Inc.	19,302	403,991
		600,497
PHARMACEUTICALS — 3.9%
Eli Lilly & Co.	7,613	5,934,562
Johnson & Johnson	23,036	3,518,749
Zoetis, Inc.	4,404	686,804
		10,140,115
PROFESSIONAL SERVICES — 0.4%
Booz Allen Hamilton Holding Corp.	1,693	176,292
Broadridge Financial Solutions, Inc.	1,148	278,999
Jacobs Solutions, Inc.	1,408	185,082
Leidos Holdings, Inc.	1,411	222,599
TransUnion	2,009	176,792
		1,039,764
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CoStar Group, Inc. (a)	4,656	374,342
Zillow Group, Inc. Class C (a)	1,573	110,189
		484,531
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	3,425	123,540
AvalonBay Communities, Inc. REIT	1,087	221,205
Equity Residential REIT	2,780	187,622
Invitation Homes, Inc. REIT	5,704	187,091
Mid-America Apartment Communities, Inc. REIT	1,139	168,583
		888,041
RETAIL REITs — 0.2%
Kimco Realty Corp. REIT	6,730	141,465
Simon Property Group, Inc. REIT	3,013	484,370
		625,835
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.0%
Analog Devices, Inc.	13,498	3,212,794
NVIDIA Corp.	84,934	13,418,723
NXP Semiconductors NV	7,831	1,710,995
		18,342,512
SOFTWARE — 15.6%
Adobe, Inc. (a)	11,333	4,384,511
ANSYS, Inc. (a)	3,189	1,120,041
Autodesk, Inc. (a)	8,050	2,492,038
Fortinet, Inc. (a)	22,657	2,395,298
Gen Digital, Inc.	14,665	431,151
HubSpot, Inc. (a)	1,462	813,793
Intuit, Inc.	10,024	7,895,203
Microsoft Corp.	24,938	12,404,410

See accompanying notes to financial statements.
53

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
ServiceNow, Inc. (a)	6,346	$6,524,196
Tyler Technologies, Inc. (a)	1,470	871,475
Workday, Inc. Class A (a)	6,315	1,515,600
		40,847,716
SPECIALIZED REITs — 1.2%
American Tower Corp. REIT	3,370	744,837
Digital Realty Trust, Inc. REIT	3,539	616,954
Equinix, Inc. REIT	940	747,742
Extra Space Storage, Inc. REIT	1,798	265,097
Gaming & Leisure Properties, Inc. REIT	1,851	86,405
Iron Mountain, Inc. REIT	2,795	286,683
VICI Properties, Inc. REIT	10,744	350,254
		3,097,972
SPECIALTY RETAIL — 4.0%
AutoZone, Inc. (a)	241	894,647
Best Buy Co., Inc.	3,674	246,636
Burlington Stores, Inc. (a)	1,876	436,433
Lowe's Cos., Inc.	8,429	1,870,142
Ross Stores, Inc.	9,212	1,175,267
TJX Cos., Inc.	30,374	3,750,885
Tractor Supply Co.	15,090	796,299
Ulta Beauty, Inc. (a)	1,318	616,587
Williams-Sonoma, Inc.	3,568	582,904
		10,369,800
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Dell Technologies, Inc. Class C	9,492	1,163,719
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Deckers Outdoor Corp. (a)	2,390	246,337
Lululemon Athletica, Inc. (a)	3,366	799,694
NIKE, Inc. Class B	15,942	1,132,520
		2,178,551
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Ferguson Enterprises, Inc.	1,912	416,338
WW Grainger, Inc.	392	407,774
		824,112
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,392	$332,751
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile U.S., Inc.	6,975	1,661,864
TOTAL COMMON STOCKS (Cost $210,741,342)		261,530,832
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	283,995	283,995
State Street Navigator Securities Lending Portfolio II (b) (f)	158,283	158,283
TOTAL SHORT-TERM INVESTMENTS (Cost $442,278)		442,278
TOTAL INVESTMENTS — 100.0% (Cost $211,183,620)		261,973,110
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(838)
NET ASSETS — 100.0%		$261,972,272
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at June 30, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	09/19/2025	$305,086	$312,684	$7,598

During the year ended June 30, 2025, the average notional value related to futures contracts was $335,960.
See accompanying notes to financial statements.
54

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$261,530,832	$—	$—	$261,530,832
Short-Term Investments	442,278	—	—	442,278
TOTAL INVESTMENTS	$261,973,110	$—	$—	$261,973,110
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$7,598	$—	$—	$7,598
TOTAL OTHER FINANCIAL INSTRUMENTS:	$7,598	$—	$—	$7,598

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	—	$—	$322,789	$53,872	$360	$21,350	2,733	$290,627	$4,094
State Street Institutional Liquid Reserves Fund, Premier Class	504,048	504,199	1,877,282	2,381,482	47	(46)	—	—	3,009
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,532,100	5,248,105	—	—	283,995	283,995	12,927
State Street Navigator Securities Lending Portfolio II	92,113	92,113	6,882,400	6,816,230	—	—	158,283	158,283	216
Total		$596,312	$14,614,571	$14,499,689	$407	$21,304		$732,905	$20,246
See accompanying notes to financial statements.
55

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Shares	Value
PREFERRED STOCKS — 99.0%
AUTO MANUFACTURERS — 2.7%
Ford Motor Co.:
6.20%, 6/1/2059 (a)	$347,391	$7,288,263
6.00%, 12/1/2059	370,550	7,703,735
6.50%, 8/15/2062	277,913	6,225,251
		21,217,249
BANKS — 38.8%
Associated Banc-Corp. 5 yr. CMT + 2.81% 6.63%, 3/1/2033 (a) (b)	138,956	3,269,635
Bank of America Corp.:
Series 5, 3 mo. USD Term SOFR + 0.76%, 5.08%, 7/30/2025 (b)	70,374	1,422,962
Series 2, 3 mo. USD Term SOFR + 0.91%, 5.24%, 7/30/2025 (b)	52,655	1,053,627
Series E, 3 mo. USD Term SOFR + 0.61%, 4.94%, 8/15/2025 (a) (b)	54,226	1,171,282
Series GG, 6.00%, 7/30/2025 (a)	236,084	5,873,770
Series HH, 5.88%, 7/30/2025	148,861	3,648,583
Series K, 6.45%, 12/15/2066 (a)	183,621	4,618,068
Series KK, 5.38%, 7/30/2025	241,649	5,272,781
Series LL, 5.00%, 7/30/2025 (a)	227,536	4,621,256
Series NN, 4.38%, 11/3/2025	187,963	3,375,815
Series PP, 4.13%, 2/2/2026	160,565	2,726,394
Series QQ, 4.25%, 11/17/2026 (a)	226,810	3,923,813
Series SS, 4.75%, 2/17/2027 (a)	120,816	2,351,079
Bank of New York Mellon Corp. Series K, 5 yr. CMT + 2.16% 6.15%, 3/20/2030 (a) (b)	230,936	5,921,199
Citigroup Capital XIII 3 mo. USD Term SOFR + 6.63% 10.91%, 10/30/2040 (b)	1,040,319	30,606,185
Citizens Financial Group, Inc.:
Series E, 5.00%, 10/6/2025 (a)	207,418	3,889,087
Series H, 7.38%, 7/6/2029	184,588	4,788,213
Fifth Third Bancorp:
Series I, 3 mo. USD Term SOFR + 3.97%, 8.30%, 7/30/2025 (a) (b)	207,753	5,216,678
Series K, 4.95%, 9/30/2025	117,636	2,312,724
Huntington Bancshares, Inc.:
Series H, 4.50%, 4/15/2026 (a)	230,491	4,047,422
Series J, 5 yr. CMT + 2.70%, 6.88%, 4/15/2028 (a) (b)	149,762	3,700,619
Security Description	Shares	Value
JPMorgan Chase & Co.:
Series DD, 5.75%, 9/1/2025 (a)	$327,794	$8,053,899
Series EE, 6.00%, 9/1/2025 (a)	357,505	9,012,701
Series GG, 4.75%, 9/1/2025 (a)	175,313	3,520,285
Series JJ, 4.55%, 6/1/2026 (a)	289,869	5,539,397
Series LL, 4.63%, 6/1/2026	357,505	6,989,223
Series MM, 4.20%, 9/1/2026	386,492	6,922,072
KKR & Co., Inc. Series T, 6.88%, 6/1/2065	273,281	7,028,787
M&T Bank Corp.:
Series H, 3 mo. USD Term SOFR + 4.28%, 5.63%, 12/15/2026 (b)	115,797	2,951,665
Series J, 7.50%, 6/15/2029 (a)	348,780	9,138,036
Morgan Stanley:
Series A, 3 mo. USD Term SOFR + 0.96%, 5.22%, 7/30/2025 (a) (b)	218,435	4,659,219
Series F, 6.88%, 10/15/2025 (b)	168,791	4,241,718
Series I, 6.38%, 10/15/2025 (b)	198,577	4,924,710
Series E, 7.13%, 10/15/2025 (a) (b)	171,273	4,321,218
Series K, 5.85%, 4/15/2027 (a) (b)	198,577	4,646,702
Series L, 4.88%, 10/15/2025 (a)	99,289	1,963,936
Series O, 4.25%, 1/15/2027 (a)	258,151	4,445,360
Series P, 6.50%, 10/15/2027 (a)	198,577	5,109,386
Series Q, 6.63%, 10/15/2029	199,613	5,159,996
Northern Trust Corp. Series E, 4.70%, 10/1/2025	184,267	3,604,262
Regions Financial Corp.:
Series C, 3 mo. USD Term SOFR + 3.41%, 5.70%, 5/15/2029 (a) (b)	230,838	5,510,103
Series E, 4.45%, 6/15/2026 (a)	185,275	3,183,024
5 yr. CMT + 2.77%, 6.95%, 9/15/2029 (a) (b)	230,933	5,738,685
State Street Corp. Series G, 5.35%, 3/15/2026 (a) (b) (c)	230,798	5,012,933
Truist Financial Corp.:
Series O, 5.25%, 9/1/2025 (a)	265,507	5,567,682
Series R, 4.75%, 9/1/2025 (a)	428,448	8,123,374
U.S. Bancorp:
Series B, 3 mo. USD Term SOFR + 0.86%, 5.12%, 7/30/2025 (a) (b)	464,969	9,336,577

See accompanying notes to financial statements.
56

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Series K, 5.50%, 7/30/2025 (a)	$266,333	$5,896,613
Series L, 3.75%, 1/15/2026 (a)	230,307	3,466,120
Series M, 4.00%, 4/15/2026 (a)	346,337	5,579,489
Series O, 4.50%, 4/15/2027 (a)	207,403	3,797,549
UMB Financial Corp. 5 yr. CMT + 3.74% 7.75%, 7/15/2030 (b)	138,956	3,604,519
Wells Fargo & Co.:
Series A, 5.63%, 9/15/2025 (a)	238,258	5,525,203
Series Z, 4.75%, 9/15/2025	694,918	13,231,239
Series AA, 4.70%, 12/15/2025	404,002	7,607,358
Series CC, 4.38%, 3/15/2026	362,566	6,366,659
Series DD, Class A, 4.25%, 9/15/2026	431,626	7,445,548
		311,036,439
DIVERSIFIED FINANCIAL SERVICES — 10.2%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059	138,952	2,824,894
4.75%, 9/30/2060	129,248	2,188,169
6.75%, 3/30/2064 (a)	207,653	4,830,009
Apollo Global Management, Inc. 5 yr. CMT + 3.23% 7.63%, 9/15/2053 (a) (b)	277,912	7,234,049
Brookfield Finance, Inc. Series 50, 4.63%, 10/16/2080 (a)	185,275	2,845,824
Capital One Financial Corp.:
Series I, 5.00%, 9/1/2025	694,781	13,131,361
Series J, 4.80%, 9/1/2025	581,134	10,326,751
Series L, 4.38%, 9/1/2026 (a)	311,541	5,099,926
Series N, 4.25%, 9/1/2026	197,030	3,221,441
Carlyle Finance LLC 4.63%, 5/15/2061 (a)	230,442	3,859,903
Charles Schwab Corp.:
Series D, 5.95%, 9/1/2025 (a)	348,845	8,602,518
Series J, 4.45%, 6/1/2026	276,978	5,245,963
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061 (a)	230,507	3,973,941
TPG Operating Group II LP 6.95%, 3/15/2064 (a)	184,506	4,655,086
Voya Financial, Inc. Series B, 5 yr. CMT + 3.21% 5.35%, 9/15/2029 (a) (b)	138,956	3,307,153
		81,346,988
ELECTRIC — 15.6%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027	141,033	2,294,607
Brookfield BRP Holdings Canada, Inc.:
4.63%, 4/30/2026	162,258	2,555,564
4.88%, 12/9/2026	120,429	1,947,337
Security Description	Shares	Value
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081 (a)	$115,797	$1,836,540
CMS Energy Corp.:
5.88%, 10/15/2078	129,692	2,857,115
5.88%, 3/1/2079 (a)	291,808	6,478,138
DTE Energy Co.:
Series E, 5.25%, 12/1/2077	184,371	3,871,791
4.38%, 12/1/2081 (a)	129,809	2,211,945
Duke Energy Corp.:
5.63%, 9/15/2078 (a)	230,905	5,442,431
Series A, 5.75%, 7/30/2025 (a)	464,795	11,303,814
Entergy Arkansas LLC 4.88%, 9/1/2066 (a)	188,977	3,817,335
Entergy Louisiana LLC 4.88%, 9/1/2066	125,171	2,507,175
Entergy Mississippi LLC 4.90%, 10/1/2066	120,540	2,418,032
Georgia Power Co. Series 2017, 5.00%, 10/1/2077 (a)	124,118	2,549,384
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 5/15/2064 (a)	114,927	2,742,158
NextEra Energy Capital Holdings, Inc.:
Series N, 5.65%, 3/1/2079 (a)	318,441	7,040,731
Series U, 6.50%, 6/1/2085 (a)	405,289	10,128,172
SCE Trust IV Series J, 3 mo. USD Term SOFR + 3.39% 5.38%, 9/15/2025 (a) (b)	150,536	3,393,081
SCE Trust V Series K, 3 mo. USD Term SOFR + 4.05% 5.45%, 3/15/2026 (b)	138,956	3,168,197
SCE Trust VI 5.00%, 7/30/2025	218,862	3,501,792
SCE Trust VII Series M, 7.50%, 11/22/2028	254,009	5,644,080
SCE Trust VIII Series N, 6.95%, 5/13/2029	161,199	3,452,883
Sempra 5.75%, 7/1/2079	350,864	7,210,255
Southern Co.:
5.25%, 12/1/2077 (a)	207,565	4,423,210
Series 2020, 4.95%, 1/30/2080	465,039	9,207,772
Series C, 4.20%, 10/15/2060 (a)	347,391	6,103,660
6.50%, 3/15/2085	261,701	6,720,482
		124,827,681
GAS — 0.3%
Spire, Inc. Series A, 5.90%, 7/30/2025	115,902	2,734,128

See accompanying notes to financial statements.
57

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
INSURANCE — 24.9%
AEGON Funding Co. LLC 5.10%, 12/15/2049	$428,448	$8,363,305
Allstate Corp.:
3 mo. USD Term SOFR + 3.43%, 7.72%, 1/15/2053 (a) (b)	231,593	5,977,415
Series H, 5.10%, 10/15/2025 (a)	534,563	11,011,998
Series I, 4.75%, 10/15/2025	139,077	2,650,808
Series J, 7.38%, 7/15/2028 (a)	277,912	7,250,724
Arch Capital Group Ltd.:
Series F, 5.45%, 7/30/2025 (a)	152,983	3,137,681
Series G, 4.55%, 6/11/2026	230,461	3,864,831
Assurant, Inc. 5.25%, 1/15/2061	115,797	2,483,846
Athene Holding Ltd.:
Series B, 5.63%, 7/15/2025	159,943	3,192,462
Series D, 4.88%, 12/30/2025	265,229	4,535,416
Series E, 5 yr. CMT + 3.96%, 7.75%, 12/30/2027 (a) (b)	230,938	5,909,703
Series A, 3 mo. USD Term SOFR + 4.25%, 6.35%, 6/30/2029 (b)	401,062	9,693,669
5 yr. CMT + 2.99%, 7.25%, 3/30/2064 (b)	266,333	6,631,692
Axis Capital Holdings Ltd. Series E, 5.50%, 7/30/2025	253,864	5,036,662
Brighthouse Financial, Inc.:
6.25%, 9/15/2058 (a)	172,715	3,295,402
Series A, 6.60%, 7/30/2025	195,887	3,602,362
Series B, 6.75%, 7/30/2025	185,483	3,583,532
Series C, 5.38%, 12/25/2025 (a)	266,570	3,942,570
Series D, 4.63%, 12/25/2026	162,258	2,158,031
Corebridge Financial, Inc. 6.38%, 12/15/2064 (a)	277,912	6,391,976
Enstar Group Ltd. Series D, 3 mo. USD Term SOFR + 4.02% 7.00%, 9/1/2028 (a) (b)	185,440	3,729,198
Equitable Holdings, Inc.:
Series A, 5.25%, 9/15/2025	370,550	7,570,336
Series C, 4.30%, 3/15/2026 (a)	139,077	2,371,263
F&G Annuities & Life, Inc. 7.95%, 12/15/2053	159,059	4,100,541
Globe Life, Inc. 4.25%, 6/15/2061	152,878	2,461,336
Hartford Insurance Group, Inc. Series G, 6.00%, 7/30/2025 (a)	159,029	3,945,509
Lincoln National Corp. Series D, 9.00%, 12/1/2027 (a)	231,593	6,162,690
Security Description	Shares	Value
MetLife, Inc.:
Series A, 3 mo. USD Term SOFR + 1.26%, 5.58%, 7/30/2025 (a) (b)	$277,912	$6,442,000
Series E, 5.63%, 7/30/2025 (a)	374,399	8,832,072
Series F, 4.75%, 9/15/2025	465,048	9,063,786
Prudential Financial, Inc.:
5.63%, 8/15/2058 (a)	260,974	6,135,499
4.13%, 9/1/2060 (a)	230,461	3,952,406
5.95%, 9/1/2062 (a)	139,077	3,467,190
Reinsurance Group of America, Inc.:
3 mo. USD Term SOFR + 4.04%, 5.75%, 6/15/2056 (a) (b)	184,544	4,530,555
5 yr. CMT + 3.46%, 7.13%, 10/15/2052 (a) (b)	324,231	8,248,437
RenaissanceRe Holdings Ltd.:
Series F, 5.75%, 7/30/2025	115,902	2,457,122
Series G, 4.20%, 7/15/2026	230,342	3,581,818
Unum Group 6.25%, 6/15/2058 (a)	138,956	3,177,924
W.R. Berkley Corp.:
5.10%, 12/30/2059 (a)	137,877	2,819,585
4.25%, 9/30/2060 (a)	115,797	1,887,491
4.13%, 3/30/2061 (a)	139,077	2,211,324
		199,862,167
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Digital Realty Trust, Inc. Series L, 5.20%, 7/30/2025	159,943	3,195,661
Kimco Realty Corp. Series M, Class M, , 5.25%, 7/30/2025	123,132	2,456,483
Public Storage:
Series F, 5.15%, 7/30/2025	128,685	2,617,453
Series G, 5.05%, 7/30/2025	140,970	2,822,220
Series H, 5.60%, 7/30/2025 (a)	132,008	2,959,619
Series I, 4.88%, 7/30/2025 (a)	148,618	2,841,576
Series J, 4.70%, 7/30/2025	121,650	2,240,793
Series L, 4.63%, 7/29/2025	260,737	4,761,058
Series N, 3.88%, 10/6/2025	130,850	2,002,005
Series P, 4.00%, 6/16/2026	279,896	4,411,161
Series R, 4.00%, 11/19/2026	201,668	3,172,238
Series S, 4.10%, 1/13/2027	115,797	1,878,227
		35,358,494
SOVEREIGN — 0.4%
Tennessee Valley Authority Series D, 30 yr. CMT + 0.94% 2.13%, 6/1/2028 (a) (b)	120,486	2,819,373

See accompanying notes to financial statements.
58

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
TELECOMMUNICATIONS — 1.7%
AT&T, Inc. 5.35%, 11/1/2066	$612,565	$13,598,943
TOTAL PREFERRED STOCKS (Cost $950,358,847)		792,801,462
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	12,671,068	12,671,068
State Street Navigator Securities Lending Portfolio II (c) (f)	45,941,495	45,941,495
TOTAL SHORT-TERM INVESTMENTS (Cost $58,612,563)		58,612,563
TOTAL INVESTMENTS — 106.3% (Cost $1,008,971,410)		851,414,025
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(50,260,730)
NET ASSETS — 100.0%		$801,153,295

(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$792,801,462	$—	$—	$792,801,462
Short-Term Investments	58,612,563	—	—	58,612,563
TOTAL INVESTMENTS	$851,414,025	$—	$—	$851,414,025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	226,494	$5,444,916	$1,533,034	$1,370,428	$(131,646)	$(462,943)	230,798	$5,012,933	$328,848
State Street Institutional Liquid Reserves Fund, Premier Class	3,525,669	3,526,727	15,969,189	19,495,917	62	(61)	—	—	41,338
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	85,167,059	72,495,991	—	—	12,671,068	12,671,068	135,418
State Street Navigator Securities Lending Portfolio II	41,876,737	41,876,737	216,590,892	212,526,134	—	—	45,941,495	45,941,495	710,412
Total		$50,848,380	$319,260,174	$305,888,470	$(131,584)	$(463,004)		$63,625,496	$1,216,016
See accompanying notes to financial statements.
59

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60

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$90,845,823	$392,805,003	$1,577,855,355
Investments in affiliated issuers, at value	3,068,046	7,826,111	5,868,566
Total Investments	93,913,869	400,631,114	1,583,723,921
Foreign currency, at value	—	625,935	—
Net cash at broker	—	61,286	198,865
Receivable from broker — accumulated variation margin on futures contracts	—	42,265	103,413
Receivable for investments sold	—	—	64,634
Receivable for fund shares sold	1,075	—	—
Dividends receivable — unaffiliated issuers	5,700	631,891	937,267
Dividends receivable — affiliated issuers	115	4,952	20,920
Securities lending income receivable — unaffiliated issuers	408	4,567	30
Securities lending income receivable — affiliated issuers	866	5,080	284
Receivable for foreign taxes recoverable	—	237,988	1,095
TOTAL ASSETS	93,922,033	402,245,078	1,585,050,429
LIABILITIES
Due to custodian	—	—	15,251
Payable upon return of securities loaned	3,038,098	7,487,897	2,043,805
Payable for investments purchased	—	—	132,896
Payable for fund shares repurchased	—	—	—
Deferred foreign taxes payable	—	145,292	—
Advisory fee payable	34,122	154,939	189,856
Trustees’ fees and expenses payable	56	88	595
TOTAL LIABILITIES	3,072,276	7,788,216	2,382,403
NET ASSETS	$90,849,757	$394,456,862	$1,582,668,026
NET ASSETS CONSIST OF:
Paid-in capital	$226,604,055	$323,902,577	$1,345,087,665
Total distributable earnings (loss)**	(135,754,298)	70,554,285	237,580,361
NET ASSETS	$90,849,757	$394,456,862	$1,582,668,026
NET ASSET VALUE PER SHARE
Net asset value per share	$189.27	$150.24	$162.99
Shares outstanding (unlimited amount authorized, $0.01 par value)	480,000	2,625,464	9,710,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$97,654,386	$306,441,954	$1,258,495,615
Investments in affiliated issuers	3,068,046	7,826,111	5,610,545
Total cost of investments	$100,722,432	$314,268,065	$1,264,106,160
Foreign currency, at cost	$—	$621,153	$—
* Includes investments in securities on loan, at value	$5,108,628	$10,724,204	$2,996,827
** Includes deferred foreign taxes	$—	$145,292	$—
See accompanying notes to financial statements.
61

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$1,130,639,233	$2,200,093,334	$487,321,297	$166,472,558	$85,564,341	$891,371,015
1,396,629	4,047,855	17,603,055	15,302,914	1,408,053	21,546,799
1,132,035,862	2,204,141,189	504,924,352	181,775,472	86,972,394	912,917,814
—	—	—	—	—	—
—	163,622	—	—	—	—
—	88,278	—	—	—	—
—	236,280	—	—	—	—
—	—	—	—	—	538
860,322	1,129,876	202,293	94,671	12,408	546,953
2,913	8,026	2,190	608	406	4,078
7,687	19	33	2,125	493	—
764	62	1,024	2,204	310	2,520
—	914	—	—	—	—
1,132,907,548	2,205,768,266	505,129,892	181,875,080	86,986,011	913,471,903

—	6,453	—	—	—	107,037
529,726	765,996	8,348,318	15,102,125	1,352,849	20,208,829
—	301,259	—	—	—	—
2,353	—	—	—	—	—
—	—	—	—	—	—
307,670	352,095	136,234	49,234	25,277	260,311
358	806	186	251	50	386
840,107	1,426,609	8,484,738	15,151,610	1,378,176	20,576,563
$1,132,067,441	$2,204,341,657	$496,645,154	$166,723,470	$85,607,835	$892,895,340

$939,807,618	$1,582,910,008	$519,820,305	$542,924,635	$182,692,191	$1,085,083,839
192,259,823	621,431,649	(23,175,151)	(376,201,165)	(97,084,356)	(192,188,499)
$1,132,067,441	$2,204,341,657	$496,645,154	$166,723,470	$85,607,835	$892,895,340

$236.83	$50.85	$145.01	$81.33	$99.54	$59.73
4,780,012	43,350,000	3,425,000	2,050,000	860,000	14,950,000

$799,393,751	$1,545,526,611	$440,049,829	$207,036,794	$85,009,352	$915,078,915
1,396,629	3,718,353	16,082,874	15,302,914	1,408,053	21,546,799
$800,790,380	$1,549,244,964	$456,132,703	$222,339,708	$86,417,405	$936,625,714
$—	$—	$—	$—	$—	$—
$50,975,836	$1,757,751	$8,123,621	$37,716,526	$5,997,896	$21,464,866
$—	$—	$—	$—	$—	$—
62

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2025

	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF	SPDR S&P Pharmaceuticals ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,888,562,642	$143,393,826	$147,668,061
Investments in affiliated issuers, at value	178,306,578	8,980,986	13,440,702
Total Investments	2,066,869,220	152,374,812	161,108,763
Net cash at broker	—	—	—
Cash	—	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	83,002,523	—	—
Receivable for fund shares sold	30,239,280	—	—
Dividends receivable — unaffiliated issuers	1,107,480	52,015	51,744
Dividends receivable — affiliated issuers	23,436	1,015	1,323
Securities lending income receivable — unaffiliated issuers	22,898	2,189	2,064
Securities lending income receivable — affiliated issuers	30,878	1,645	2,322
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	2,181,295,715	152,431,676	161,166,216
LIABILITIES
Payable upon return of securities loaned	177,745,489	8,810,064	13,167,264
Payable for investments purchased	84,496,188	—	—
Payable for fund shares repurchased	30,239,280	—	—
Advisory fee payable	534,409	43,150	42,737
Trustees’ fees and expenses payable	1,320	210	151
TOTAL LIABILITIES	293,016,686	8,853,424	13,210,152
NET ASSETS	$1,888,279,029	$143,578,252	$147,956,064
NET ASSETS CONSIST OF:
Paid-in capital	$4,054,335,687	$878,325,328	$629,622,416
Total distributable earnings (loss)	(2,166,056,658)	(734,747,076)	(481,666,352)
NET ASSETS	$1,888,279,029	$143,578,252	$147,956,064
NET ASSET VALUE PER SHARE
Net asset value per share	$67.20	$63.39	$40.53
Shares outstanding (unlimited amount authorized, $0.01 par value)	28,100,230	2,265,000	3,650,270
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,960,899,043	$207,923,061	$165,597,219
Investments in affiliated issuers	178,306,578	8,980,986	13,440,702
Total cost of investments	$2,139,205,621	$216,904,047	$179,037,921
* Includes investments in securities on loan, at value	$415,226,962	$23,792,175	$30,501,151
See accompanying notes to financial statements.
63

SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF	SPDR S&P Transportation ETF	SPDR MSCI USA Gender Diversity ETF

$157,662,362	$1,288,688,240	$499,245,017	$117,239,609	$171,343,041	$261,240,205
22,235,194	82,773,534	48,244,856	10,453,942	9,791,082	732,905
179,897,556	1,371,461,774	547,489,873	127,693,551	181,134,123	261,973,110
—	—	—	—	—	17,597
13,666	—	—	—	3,700	—
—	—	—	—	—	7,601
—	—	—	—	—	48,488
90,095	—	—	—	—	—
223,343	222,379	13,292	10,866	105,795	124,786
1,086	6,735	1,079	366	669	1,138
2,957	27,837	69,125	17,095	4,908	8
13,074	98,384	55,298	1,354	2,423	8
—	—	—	—	—	235
180,241,777	1,371,817,109	547,628,667	127,723,232	181,251,618	262,172,971

22,092,851	81,169,491	48,058,499	10,345,873	9,628,049	158,283
4,775	—	—	—	3,700	—
—	—	—	—	—	—
88,268	351,957	147,162	31,351	49,954	42,305
295	868	158	37	151	111
22,186,189	81,522,316	48,205,819	10,377,261	9,681,854	200,699
$158,055,588	$1,290,294,793	$499,422,848	$117,345,971	$171,569,764	$261,972,272

$926,396,128	$1,650,074,109	$614,395,004	$164,612,755	$421,196,957	$299,278,156
(768,340,540)	(359,779,316)	(114,972,156)	(47,266,784)	(249,627,193)	(37,305,884)
$158,055,588	$1,290,294,793	$499,422,848	$117,345,971	$171,569,764	$261,972,272

$77.09	$256.78	$189.89	$117.35	$80.55	$124.75
2,050,226	5,025,000	2,630,000	1,000,000	2,130,000	2,100,000

$202,564,077	$1,183,082,556	$480,430,924	$108,342,693	$200,359,055	$210,472,065
22,235,194	82,773,534	48,244,856	10,453,942	9,791,082	711,555
$224,799,271	$1,265,856,090	$528,675,780	$118,796,635	$210,150,137	$211,183,620
$42,474,694	$180,202,017	$92,993,503	$21,361,672	$41,275,630	$152,831
64

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2025

SPDR ICE Preferred Securities ETF
ASSETS
Investments in unaffiliated issuers, at value*	$787,788,529
Investments in affiliated issuers, at value	63,625,496
Total Investments	851,414,025
Receivable for investments sold	4,533,560
Dividends receivable — unaffiliated issuers	2,038,226
Dividends receivable — affiliated issuers	10,597
Securities lending income receivable — unaffiliated issuers	3,913
Securities lending income receivable — affiliated issuers	60,553
TOTAL ASSETS	858,060,874
LIABILITIES
Due to custodian	31,895
Payable upon return of securities loaned	45,941,495
Payable for investments purchased	10,636,192
Advisory fee payable	297,584
Trustees’ fees and expenses payable	413
TOTAL LIABILITIES	56,907,579
NET ASSETS	$801,153,295
NET ASSETS CONSIST OF:
Paid-in capital	$1,169,333,963
Total distributable earnings (loss)	(368,180,668)
NET ASSETS	$801,153,295
NET ASSET VALUE PER SHARE
Net asset value per share	$31.67
Shares outstanding (unlimited amount authorized, $0.01 par value)	25,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$944,086,268
Investments in affiliated issuers	64,885,142
Total cost of investments	$1,008,971,410
* Includes investments in securities on loan, at value	$55,134,619
See accompanying notes to financial statements.
65

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66

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$2,375	$8,251
Dividend income — unaffiliated issuers	144,354	8,698,338	23,468,749
Dividend income — affiliated issuers	4,645	26,191	244,480
Unaffiliated securities lending income	6,542	10,318	464
Affiliated securities lending income	9,730	25,872	1,380
Foreign taxes withheld	—	(578,669)	(9,112)
TOTAL INVESTMENT INCOME (LOSS)	165,271	8,184,425	23,714,212
EXPENSES
Advisory fee	421,122	1,348,599	2,141,194
Trustees’ fees and expenses	869	1,994	11,732
Miscellaneous expenses	78	206	1,167
TOTAL EXPENSES	422,069	1,350,799	2,154,093
NET INVESTMENT INCOME (LOSS)	$(256,798)	$6,833,626	$21,560,119
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(6,473,761)	(177,230)	(6,651,594)
Investments — affiliated issuers	9	—	1,962
In-kind redemptions — unaffiliated issuers	5,402,877	9,036,534	73,383,452
In-kind redemptions — affiliated issuers	—	—	36,974
Foreign currency transactions	—	12,293	(4)
Futures contracts	—	134,271	210,385
Net realized gain (loss)	(1,070,875)	9,005,868	66,981,175
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	22,752,590	38,020,276	77,628,303
Investments — affiliated issuers	(9)	—	241,214
Foreign currency translations	—	31,850	—
Futures contracts	—	38,725	88,182
Net change in unrealized appreciation/depreciation	22,752,581	38,090,851	77,957,699
NET REALIZED AND UNREALIZED GAIN (LOSS)	21,681,706	47,096,719	144,938,874
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$21,424,908	$53,930,345	$166,498,993
* Includes foreign capital gain taxes	$—	$(1,949)	$—
** Includes foreign deferred taxes	$—	$(72,884)	$—
See accompanying notes to financial statements.
67

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$—	$6,090	$—	$—	$—	$—
6,537,631	25,406,849	8,906,883	717,134	501,842	18,310,920
36,839	191,464	314,081	12,989	3,768	43,337
40,938	523	6,323	21,758	7,840	734
6,514	1,261	158,985	24,058	10,362	14,027
(145,017)	(6,525)	—	—	—	—
6,476,905	25,599,662	9,386,272	775,939	523,812	18,369,018

3,113,410	3,984,285	1,709,400	717,184	287,672	3,229,707
7,185	16,270	3,689	1,974	682	7,474
709	1,628	406	176	66	767
3,121,304	4,002,183	1,713,495	719,334	288,420	3,237,948
$3,355,601	$21,597,479	$7,672,777	$56,605	$235,392	$15,131,070

(15,224,306)	(8,349,606)	(1,411,411)	(19,047,872)	(5,115,833)	(8,858,027)
21	(523)	(64,003)	23	2	56
134,954,849	61,591,761	73,525,420	14,445,756	5,156,213	165,056,118
—	14,118	1,068,415	—	—	—
—	—	—	—	—	—
—	173,289	—	—	—	—
119,730,564	53,429,039	73,118,421	(4,602,093)	40,382	156,198,147

76,252,913	208,779,681	35,122,333	397,195	7,559,834	(21,335,528)
(21)	383,594	1,713,127	(24)	(2)	(56)
—	—	—	—	—	—
—	75,443	—	—	—	—
76,252,892	209,238,718	36,835,460	397,171	7,559,832	(21,335,584)
195,983,456	262,667,757	109,953,881	(4,204,922)	7,600,214	134,862,563
$199,339,057	$284,265,236	$117,626,658	$(4,148,317)	$7,835,606	$149,993,633
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
68

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2025

	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF	SPDR S&P Pharmaceuticals ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$15,879,932	$3,874,746	$2,049,106
Dividend income — affiliated issuers	96,695	10,584	13,041
Unaffiliated securities lending income	219,493	23,207	39,468
Affiliated securities lending income	232,784	25,658	531,847
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	16,428,904	3,934,195	2,633,462
EXPENSES
Advisory fee	5,946,222	696,900	576,137
Trustees’ fees and expenses	15,977	2,034	1,579
Miscellaneous expenses	5,166	174	3,887
TOTAL EXPENSES	5,967,365	699,108	581,603
NET INVESTMENT INCOME (LOSS)	$10,461,539	$3,235,087	$2,051,859
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(46,170,725)	(20,507,396)	(11,582,476)
Investments — affiliated issuers	81	24	17
In-kind redemptions — unaffiliated issuers	213,770,480	4,676,699	24,365,449
Net realized gain (loss)	167,599,836	(15,830,673)	12,782,990
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	14,450,483	(59,687,613)	(7,364,580)
Investments — affiliated issuers	(81)	(24)	(16)
Net change in unrealized appreciation/depreciation	14,450,402	(59,687,637)	(7,364,596)
NET REALIZED AND UNREALIZED GAIN (LOSS)	182,050,238	(75,518,310)	5,418,394
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$192,511,777	$(72,283,223)	$7,470,253
See accompanying notes to financial statements.
69

SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF

$5,778,994	$7,708,266	$913,515	$1,341,443
15,816	49,388	18,151	4,730
33,348	188,312	280,940	156,177
79,459	777,102	570,054	24,930
—	(103,823)	—	—
5,907,617	8,619,245	1,782,660	1,527,280

1,311,717	4,559,135	1,557,340	415,730
3,678	12,082	3,529	878
321	1,104	357	102
1,315,716	4,572,321	1,561,226	416,710
$4,591,901	$4,046,924	$221,434	$1,110,570

(49,754,665)	(161,637,777)	(1,386,108)	127,725
14	85	18	3
21,160,470	242,500,813	68,474,827	22,003,870
(28,594,181)	80,863,121	67,088,737	22,131,598

23,125,079	(63,482,172)	10,284,622	11,513,841
(15)	(85)	(18)	(3)
23,125,064	(63,482,257)	10,284,604	11,513,838
(5,469,117)	17,380,864	77,373,341	33,645,436
$(877,216)	$21,427,788	$77,594,775	$34,756,006
70

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2025

	SPDR S&P Transportation ETF	SPDR MSCI USA Gender Diversity ETF	SPDR ICE Preferred Securities ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$726	$—
Dividend income — unaffiliated issuers	1,865,501	3,719,645	54,971,971
Dividend income — affiliated issuers	8,580	20,030	505,604
Unaffiliated securities lending income	33,753	199	162,700
Affiliated securities lending income	151,751	216	710,412
Foreign taxes withheld	—	(2,684)	—
TOTAL INVESTMENT INCOME (LOSS)	2,059,585	3,738,132	56,350,687
EXPENSES
Advisory fee	695,353	502,482	3,941,820
Trustees’ fees and expenses	1,691	2,117	7,295
Miscellaneous expenses	169	208	738
TOTAL EXPENSES	697,213	504,807	3,949,853
NET INVESTMENT INCOME (LOSS)	$1,362,372	$3,233,325	$52,400,834
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(19,998,413)	(2,157,401)	(11,736,029)
Investments — affiliated issuers	15	212	(131,584)
In-kind redemptions — unaffiliated issuers	25,072,766	40,419,615	(704,767)
In-kind redemptions — affiliated issuers	—	195	—
Futures contracts	—	41,063	—
Net realized gain (loss)	5,074,368	38,303,684	(12,572,380)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	889,612	(2,954,027)	(43,056,418)
Investments — affiliated issuers	(15)	21,304	(463,004)
Futures contracts	—	6,140	—
Net change in unrealized appreciation/depreciation	889,597	(2,926,583)	(43,519,422)
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,963,965	35,377,101	(56,091,802)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,326,337	$38,610,426	$(3,690,968)
See accompanying notes to financial statements.
71

[This Page Intentionally Left Blank]
72

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(256,798)	$(239,517)	$6,833,626	$4,543,779
Net realized gain (loss)	(1,070,875)	18,845,894	9,005,868	924,977
Net change in unrealized appreciation/depreciation	22,752,581	(8,090,022)	38,090,851	23,240,389
Net increase (decrease) in net assets resulting from operations	21,424,908	10,516,355	53,930,345	28,709,145
Net equalization credits and charges	1,130,676	(497,267)	(274,662)	48,165
Distributions to shareholders	—	(70,990)	(8,075,865)	(4,912,814)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	46,782,624	226,685,759	154,121,884	32,391,767
Cost of shares redeemed	(125,391,227)	(190,712,566)	(13,573,668)	—
Net income equalization	(1,130,676)	497,267	274,662	(48,165)
Other capital	—	—	9,204	1,906
Net increase (decrease) in net assets from beneficial interest transactions	(79,739,279)	36,470,460	140,832,082	32,345,508
Net increase (decrease) in net assets during the period	(57,183,695)	46,418,558	186,411,900	56,190,004
Net assets at beginning of period	148,033,452	101,614,894	208,044,962	151,854,958
NET ASSETS AT END OF PERIOD	$90,849,757	$148,033,452	$394,456,862	$208,044,962
SHARES OF BENEFICIAL INTEREST:
Shares sold	290,000	1,560,000	1,100,000	275,000
Shares redeemed	(820,000)	(1,320,000)	(100,000)	—
Net increase (decrease) from share transactions	(530,000)	240,000	1,000,000	275,000
See accompanying notes to financial statements.
73

SPDR MSCI USA StrategicFactorsSM ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$21,560,119	$19,047,215	$3,355,601	$3,014,684	$21,597,479	$19,153,424
66,981,175	89,216,371	119,730,564	67,049,522	53,429,039	46,045,631
77,957,699	120,956,851	76,252,892	161,038,943	209,238,718	281,813,421
166,498,993	229,220,437	199,339,057	231,103,149	284,265,236	347,012,476
450,558	114,975	21,683	51,194	79,855	166,730
(21,581,878)	(18,574,465)	(3,510,197)	(3,055,051)	(21,702,427)	(19,245,230)

301,304,309	392,214,275	362,930,664	224,275,581	292,692,494	204,452,939
(162,784,799)	(284,959,418)	(265,488,057)	(139,325,817)	(133,184,107)	(135,885,262)
(450,558)	(114,975)	(21,683)	(51,194)	(79,855)	(166,730)
—	—	—	—	—	—
138,068,952	107,139,882	97,420,924	84,898,570	159,428,532	68,400,947
283,436,625	317,900,829	293,271,467	312,997,862	422,071,196	396,334,923
1,299,231,401	981,330,572	838,795,974	525,798,112	1,782,270,461	1,385,935,538
$1,582,668,026	$1,299,231,401	$1,132,067,441	$838,795,974	$2,204,341,657	$1,782,270,461

1,910,000	2,910,000	1,810,000	1,380,000	6,270,000	5,190,000
(1,010,000)	(2,080,000)	(1,330,000)	(850,000)	(2,910,000)	(3,510,000)
900,000	830,000	480,000	530,000	3,360,000	1,680,000
74

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,672,777	$5,898,784	$56,605	$12,093
Net realized gain (loss)	73,118,421	53,120,832	(4,602,093)	(56,201,003)
Net change in unrealized appreciation/depreciation	36,835,460	19,831,546	397,171	(39,372,654)
Net increase (decrease) in net assets resulting from operations	117,626,658	78,851,162	(4,148,317)	(95,561,564)
Net equalization credits and charges	235,545	(462,060)	228,802	807,648
Distributions to shareholders	(8,561,227)	(5,696,375)	(119,142)	(113,066)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	338,426,061	552,171,427	31,384,809	65,214,453
Cost of shares redeemed	(367,032,191)	(346,949,308)	(105,221,368)	(316,883,773)
Net income equalization	(235,545)	462,060	(228,802)	(807,648)
Net increase (decrease) in net assets from beneficial interest transactions	(28,841,675)	205,684,179	(74,065,361)	(252,476,968)
Net increase (decrease) in net assets during the period	80,459,301	278,376,906	(78,104,018)	(347,343,950)
Net assets at beginning of period	416,185,853	137,808,947	244,827,488	592,171,438
NET ASSETS AT END OF PERIOD	$496,645,154	$416,185,853	$166,723,470	$244,827,488
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,475,000	5,600,000	375,000	725,000
Shares redeemed	(2,825,000)	(3,450,000)	(1,225,000)	(3,850,000)
Net increase (decrease) from share transactions	(350,000)	2,150,000	(850,000)	(3,125,000)
See accompanying notes to financial statements.
75

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Metals & Mining ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$235,392	$292,528	$15,131,070	$10,937,899	$10,461,539	$15,001,426
40,382	(485,492)	156,198,147	84,152,919	167,599,836	69,962,932
7,559,832	(4,932,578)	(21,335,584)	39,160,870	14,450,402	167,609,322
7,835,606	(5,125,542)	149,993,633	134,251,688	192,511,777	252,573,680
(2,614)	11,791	(423,149)	226,461	(232,363)	142,585
(236,469)	(284,324)	(14,680,421)	(11,047,063)	(8,816,163)	(15,378,815)

21,696,157	46,302,981	2,763,631,166	2,186,397,416	2,312,356,687	2,625,858,973
(24,677,662)	(69,532,514)	(2,729,386,548)	(2,068,476,341)	(2,602,587,390)	(2,671,846,733)
2,614	(11,791)	423,149	(226,461)	232,363	(142,585)
(2,978,891)	(23,241,324)	34,667,767	117,694,614	(289,998,340)	(46,130,345)
4,617,632	(28,639,399)	169,557,830	241,125,700	(106,535,089)	191,207,105
80,990,203	109,629,602	723,337,510	482,211,810	1,994,814,118	1,803,607,013
$85,607,835	$80,990,203	$892,895,340	$723,337,510	$1,888,279,029	$1,994,814,118

220,000	530,000	48,200,000	47,950,000	37,900,000	46,400,000
(260,000)	(800,000)	(47,750,000)	(45,250,000)	(43,400,000)	(48,300,000)
(40,000)	(270,000)	450,000	2,700,000	(5,500,000)	(1,900,000)
76

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Oil & Gas Equipment & Services ETF		SPDR S&P Pharmaceuticals ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,235,087	$2,744,587	$2,051,859	$3,224,069
Net realized gain (loss)	(15,830,673)	9,258,262	12,782,990	(12,452,565)
Net change in unrealized appreciation/depreciation	(59,687,637)	16,500,412	(7,364,596)	8,601,180
Net increase (decrease) in net assets resulting from operations	(72,283,223)	28,503,261	7,470,253	(627,316)
Net equalization credits and charges	43,028	53,834	90,323	61,643
Distributions to shareholders	(3,240,660)	(2,902,402)	(2,292,584)	(3,132,708)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	58,436,200	247,654,294	135,497,462	75,012,383
Cost of shares redeemed	(86,276,439)	(304,883,504)	(187,867,178)	(97,670,097)
Net income equalization	(43,028)	(53,834)	(90,323)	(61,643)
Net increase (decrease) in net assets from beneficial interest transactions	(27,883,267)	(57,283,044)	(52,460,039)	(22,719,357)
Net increase (decrease) in net assets during the period	(103,364,122)	(31,628,351)	(47,192,047)	(26,417,738)
Net assets at beginning of period	246,942,374	278,570,725	195,148,111	221,565,849
NET ASSETS AT END OF PERIOD	$143,578,252	$246,942,374	$147,956,064	$195,148,111
SHARES OF BENEFICIAL INTEREST:
Shares sold	700,000	2,700,000	3,100,000	1,850,000
Shares redeemed	(1,150,000)	(3,550,000)	(4,350,000)	(2,350,000)
Net increase (decrease) from share transactions	(450,000)	(850,000)	(1,250,000)	(500,000)
See accompanying notes to financial statements.
77

SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF		SPDR S&P Software & Services ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$4,591,901	$5,946,184	$4,046,924	$3,664,687	$221,434	$259,881
(28,594,181)	86,803,220	80,863,121	15,197,062	67,088,737	9,358,947
23,125,064	(11,042,261)	(63,482,257)	133,751,656	10,284,604	32,084,396
(877,216)	81,707,143	21,427,788	152,613,405	77,594,775	41,703,224
2,505,334	1,845,613	(98,040)	(62,535)	(56,765)	(17,637)
(5,456,706)	(6,411,362)	(3,928,515)	(3,650,168)	(323,898)	(411,397)

9,059,307,772	8,946,194,576	565,005,224	227,061,475	290,145,522	139,070,997
(9,251,376,349)	(9,143,201,584)	(826,462,430)	(429,396,042)	(229,077,115)	(125,711,913)
(2,505,334)	(1,845,613)	98,040	62,535	56,765	17,637
(194,573,911)	(198,852,621)	(261,359,166)	(202,272,032)	61,125,172	13,376,721
(198,402,499)	(121,711,227)	(243,957,933)	(53,371,330)	138,339,284	54,650,911
356,458,087	478,169,314	1,534,252,726	1,587,624,056	361,083,564	306,432,653
$158,055,588	$356,458,087	$1,290,294,793	$1,534,252,726	$499,422,848	$361,083,564

121,350,000	129,900,000	2,375,000	1,025,000	1,570,000	1,020,000
(124,050,000)	(132,650,000)	(3,550,000)	(2,000,000)	(1,330,000)	(930,000)
(2,700,000)	(2,750,000)	(1,175,000)	(975,000)	240,000	90,000
78

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Telecom ETF		SPDR S&P Transportation ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,110,570	$471,442	$1,362,372	$1,893,163
Net realized gain (loss)	22,131,598	(7,897,313)	5,074,368	(23,362,868)
Net change in unrealized appreciation/depreciation	11,513,838	7,391,753	889,597	6,098,870
Net increase (decrease) in net assets resulting from operations	34,756,006	(34,118)	7,326,337	(15,370,835)
Net equalization credits and charges	(86,774)	2,434	(78,377)	167,738
Distributions to shareholders	(919,198)	(502,184)	(1,782,431)	(1,657,840)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	118,438,094	11,429,389	156,149,288	25,761,457
Cost of shares redeemed	(95,197,354)	(12,733,762)	(157,446,083)	(87,500,754)
Net income equalization	86,774	(2,434)	78,377	(167,738)
Net increase (decrease) in net assets from beneficial interest transactions	23,327,514	(1,306,807)	(1,218,418)	(61,907,035)
Net increase (decrease) in net assets during the period	57,077,548	(1,840,675)	4,247,111	(78,767,972)
Net assets at beginning of period	60,268,423	62,109,098	167,322,653	246,090,625
NET ASSETS AT END OF PERIOD	$117,345,971	$60,268,423	$171,569,764	$167,322,653
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,175,000	150,000	1,900,000	310,000
Shares redeemed	(950,000)	(175,000)	(1,910,000)	(1,110,000)
Net increase (decrease) from share transactions	225,000	(25,000)	(10,000)	(800,000)
See accompanying notes to financial statements.
79

SPDR MSCI USA Gender Diversity ETF		SPDR ICE Preferred Securities ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$3,233,325	$3,067,364	$52,400,834	$48,888,930
38,303,684	15,130,053	(12,572,380)	(41,150,784)
(2,926,583)	32,251,208	(43,519,422)	51,474,199
38,610,426	50,448,625	(3,690,968)	59,212,345
(28,953)	(34,224)	(681,084)	1,191,455
(3,170,086)	(2,709,881)	(56,403,000)	(53,253,000)

98,854,365	60,793,098	190,237,187	73,331,476
(117,184,874)	(72,772,301)	(138,682,902)	(144,206,596)
28,953	34,224	681,084	(1,191,455)
(18,301,556)	(11,944,979)	52,235,369	(72,066,575)
17,109,831	35,759,541	(8,539,683)	(64,915,775)
244,862,441	209,102,900	809,692,978	874,608,753
$261,972,272	$244,862,441	$801,153,295	$809,692,978

850,000	650,000	5,600,000	2,200,000
(1,000,000)	(775,000)	(4,250,000)	(4,350,000)
(150,000)	(125,000)	1,350,000	(2,150,000)
80

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$146.57	$131.97	$107.82	$226.17	$145.30
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.45)	(0.31)	0.06	(0.52)	(0.59)
Net realized and unrealized gain (loss) (b)	41.15	15.66	23.34	(118.26)	81.84
Total from investment operations	40.70	15.35	23.40	(118.78)	81.25
Net equalization credits and charges (a)	2.00	(0.65)	0.72	0.49	(0.25)
Contribution from affiliate	—	—	0.09	—	—
Distributions to shareholders from:
Net investment income	—	(0.10)	(0.06)	(0.06)	(0.13)
Net asset value, end of period	$189.27	$146.57	$131.97	$107.82	$226.17
Total return (c)	29.14%	11.15%	22.46%(d)	(52.30)%	55.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$90,850	$148,033	$101,615	$126,151	$364,139
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	(0.27)%	(0.23)%	0.06%	(0.28)%	(0.29)%
Portfolio turnover rate (e)	58%	34%	68%	53%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have been 22.38%.
(e)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
81

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$127.99	$112.45	$95.97	$110.51	$78.00
Income (loss) from investment operations:
Net investment income (loss) (a)	3.49	3.03	3.24	3.32	2.22
Net realized and unrealized gain (loss) (b)	22.67	15.64	16.17	(14.31)	32.59
Total from investment operations	26.16	18.67	19.41	(10.99)	34.81
Net equalization credits and charges (a)	(0.14)	0.03	0.06	(0.02)	(0.03)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.02	0.00(c)
Distributions to shareholders from:
Net investment income	(3.77)	(3.16)	(2.99)	(3.55)	(2.27)
Net asset value, end of period	$150.24	$127.99	$112.45	$95.97	$110.51
Total return (d)	20.59%	16.80%	20.64%	(10.22)%	44.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$394,457	$208,045	$151,855	$96,010	$96,750
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.51%	0.50%	0.50%
Net investment income (loss)	2.53%	2.54%	3.15%	3.01%	2.33%
Portfolio turnover rate (e)	9%	12%	7%	12%	11%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactorsSM ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$147.47	$122.97	$108.01	$119.37	$88.43
Income (loss) from investment operations:
Net investment income (loss) (a)	2.36	2.25	1.93	1.73	1.76
Net realized and unrealized gain (loss) (b)	15.45	24.42	14.97	(11.41)	30.99
Total from investment operations	17.81	26.67	16.90	(9.68)	32.75
Net equalization credits and charges (a)	0.05	0.01	0.02	(0.00)(c)	(0.03)
Distributions to shareholders from:
Net investment income	(2.34)	(2.18)	(1.96)	(1.68)	(1.78)
Net asset value, end of period	$162.99	$147.47	$122.97	$108.01	$119.37
Total return (d)	12.16%	21.84%	15.82%	(8.28)%	37.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,582,668	$1,299,231	$981,331	$814,388	$954,973
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.16%	0.15%	0.15%
Net investment income (loss)	1.51%	1.69%	1.71%	1.42%	1.69%
Portfolio turnover rate (e)	16%	13%	20%	16%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$195.07	$139.47	$103.04	$158.99	$99.49
Income (loss) from investment operations:
Net investment income (loss) (a)	0.76	0.74	0.70	0.67	0.47
Net realized and unrealized gain (loss) (b)	41.79	55.58	36.39	(55.91)	59.47
Total from investment operations	42.55	56.32	37.09	(55.24)	59.94
Net equalization credits and charges (a)	0.00(c)	0.01	0.00(c)	(0.02)	(0.01)
Contribution from affiliate	—	—	0.05	—	—
Distributions to shareholders from:
Net investment income	(0.79)	(0.73)	(0.71)	(0.69)	(0.43)
Net asset value, end of period	$236.83	$195.07	$139.47	$103.04	$158.99
Total return (d)	21.86%	40.45%	36.24%(e)	(34.86)%	60.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,132,067	$838,796	$525,798	$383,841	$711,479
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.38%	0.45%	0.63%	0.45%	0.35%
Portfolio turnover rate (f)	16%	8%	15%	17%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 36.19%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23(a)	Year Ended 6/30/22(a)	Year Ended 6/30/21(a)
Net asset value, beginning of period	$44.57	$36.18	$30.74	$35.34	$25.46
Income (loss) from investment operations:
Net investment income (loss) (b)	0.51	0.49	0.45	0.42	0.40
Net realized and unrealized gain (loss) (c)	6.28	8.39	5.91	(4.62)	9.86
Total from investment operations	6.79	8.88	6.36	(4.20)	10.26
Net equalization credits and charges (b)	0.00(d)	0.00(d)	(0.00)(d)	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.51)	(0.49)	(0.92)	(0.41)	(0.40)
Net asset value, end of period	$50.85	$44.57	$36.18	$30.74	$35.34
Total return (e)	15.31%	24.70%	19.37%	(12.01)%	40.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,204,342	$1,782,270	$1,385,936	$1,161,919	$1,154,523
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.21%	0.20%	0.23%
Net expenses	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	1.08%	1.25%	1.40%	1.16%	1.28%
Portfolio turnover rate (f)	2%	2%	2%	2%	4%
(a)	Effective on January 12, 2023, the SPDR S&P 500 Fossil Fuel Reserves Free ETF underwent a 3-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$110.25	$84.81	$72.95	$94.02	$56.15
Income (loss) from investment operations:
Net investment income (loss) (a)	2.05	2.21	1.63	1.78	1.62
Net realized and unrealized gain (loss) (b)	34.92	25.46	11.99	(21.28)	38.10
Total from investment operations	36.97	27.67	13.62	(19.50)	39.72
Net equalization credits and charges (a)	0.06	(0.17)	0.01	0.30	(0.17)
Distributions to shareholders from:
Net investment income	(2.27)	(2.06)	(1.77)	(1.86)	(1.68)
Net asset value, end of period	$145.01	$110.25	$84.81	$72.95	$94.02
Total return (c)	33.76%	32.64%	18.89%	(20.82)%	71.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$496,645	$416,186	$137,809	$89,360	$117,528
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	1.57%	2.27%	2.00%	1.86%	2.06%
Portfolio turnover rate (d)	22%	23%	44%	26%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$84.42	$98.29	$84.92	$129.05	$89.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.00(b)	(0.01)	(0.04)	(0.13)
Net realized and unrealized gain (loss) (c)	(3.16)	(14.03)	13.48	(44.14)	39.93
Total from investment operations	(3.14)	(14.03)	13.47	(44.18)	39.80
Net equalization credits and charges (a)	0.10	0.19	(0.08)	0.07	(0.00)(b)
Distributions to shareholders from:
Net investment income	(0.05)	(0.03)	(0.02)	(0.02)	—
Net asset value, end of period	$81.33	$84.42	$98.29	$84.92	$129.05
Total return (d)	(3.61)%	(14.08)%	15.76%	(34.18)%	44.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$166,723	$244,827	$592,171	$384,281	$809,806
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.03%	0.00%(e)	(0.01)%	(0.04)%	(0.12)%
Portfolio turnover rate (f)	42%	38%	49%	42%	39%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$89.99	$93.70	$82.29	$114.37	$68.05
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.28	0.18	0.16	0.22
Net realized and unrealized gain (loss) (b)	9.55	(3.72)	11.41	(32.08)	46.50
Total from investment operations	9.83	(3.44)	11.59	(31.92)	46.72
Net equalization credits and charges (a)	0.00(c)	0.01	(0.00)(c)	0.03	(0.19)
Distributions to shareholders from:
Net investment income	(0.28)	(0.28)	(0.18)	(0.19)	(0.21)
Net asset value, end of period	$99.54	$89.99	$93.70	$82.29	$114.37
Total return (d)	10.94%	(3.65)%	14.11%	(27.91)%	68.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$85,608	$80,990	$109,630	$89,695	$213,867
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.29%	0.31%	0.20%	0.16%	0.24%
Portfolio turnover rate (e)	44%	37%	51%	44%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$49.89	$40.87	$37.84	$38.56	$27.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.93	0.77	0.74	0.73	0.67
Net realized and unrealized gain (loss) (b)	9.87	8.98	3.12	(0.67)	11.16
Total from investment operations	10.80	9.75	3.86	0.06	11.83
Net equalization credits and charges (a)	(0.03)	0.02	(0.10)	(0.04)	0.10
Distributions to shareholders from:
Net investment income	(0.93)	(0.75)	(0.73)	(0.74)	(0.71)
Net asset value, end of period	$59.73	$49.89	$40.87	$37.84	$38.56
Total return (c)	21.64%	24.03%	10.01%	(0.01)%	44.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$892,895	$723,338	$482,212	$543,072	$690,253
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	1.64%	1.65%	1.86%	1.84%	2.04%
Portfolio turnover rate (d)	20%	23%	23%	26%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$59.37	$50.81	$43.44	$43.03	$21.21
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.45	0.85	0.44	0.34
Net realized and unrealized gain (loss) (b)	7.80	8.57	7.42	0.41	21.77
Total from investment operations	8.17	9.02	8.27	0.85	22.11
Net equalization credits and charges (a)	(0.01)	—	(0.02)	(0.02)	0.03
Distributions to shareholders from:
Net investment income	(0.33)	(0.46)	(0.88)	(0.42)	(0.32)
Net asset value, end of period	$67.20	$59.37	$50.81	$43.44	$43.03
Total return (c)	13.80%	17.83%	19.09%	1.87%	104.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,888,279	$1,994,814	$1,803,607	$1,998,458	$2,056,695
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.62%	0.81%	1.69%	0.90%	0.96%
Portfolio turnover rate (d)	48%	43%	33%	38%	44%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
90

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$90.95	$78.14	$59.74	$61.95	$33.13
Income (loss) from investment operations:
Net investment income (loss) (a)	1.26	0.71	0.30	0.14	0.27
Net realized and unrealized gain (loss) (b)	(27.54)	12.89	18.50	(2.11)	29.51
Total from investment operations	(26.28)	13.60	18.80	(1.97)	29.78
Net equalization credits and charges (a)	0.02	0.01	(0.04)	0.01	(0.04)
Other capital	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(1.30)	(0.80)	(0.36)	(0.25)	(0.92)
Net asset value, end of period	$63.39	$90.95	$78.14	$59.74	$61.95
Total return (d)	(29.03)%	17.44%	31.51%	(3.18)%	90.54%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$143,578	$246,942	$278,571	$230,843	$183,691
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.62%	0.80%	0.41%	0.22%	0.59%
Portfolio turnover rate (e)	34%	39%	32%	38%	64%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
91

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$39.82	$41.03	$42.02	$51.75	$43.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.54	0.64	0.53	0.56	0.25
Net realized and unrealized gain (loss) (b)	0.75	(1.24)	(0.93)	(9.65)	8.67
Total from investment operations	1.29	(0.60)	(0.40)	(9.09)	8.92
Net equalization credits and charges (a)	0.02	0.01	(0.03)	(0.01)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.60)	(0.62)	(0.56)	(0.63)	(0.26)
Net asset value, end of period	$40.53	$39.82	$41.03	$42.02	$51.75
Total return (d)	3.20%	(1.46)%	(1.01)%	(17.67)%	20.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$147,956	$195,148	$221,566	$205,929	$271,717
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	1.25%	1.56%	1.27%	1.21%	0.52%
Portfolio turnover rate (e)	45%	61%	53%	60%	53%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
92

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$75.04	$63.75	$58.18	$97.19	$42.87
Income (loss) from investment operations:
Net investment income (loss) (a)	0.93	0.93	1.24	0.99	0.68
Net realized and unrealized gain (loss) (b)	1.68	11.09	6.07	(37.92)	54.27
Total from investment operations	2.61	12.02	7.31	(36.93)	54.95
Net equalization credits and charges (a)	0.51	0.29	(0.34)	(0.55)	0.02
Contribution from affiliate	—	—	—	—	0.01
Distributions to shareholders from:
Net investment income	(1.07)	(1.02)	(1.40)	(1.53)	(0.66)
Net asset value, end of period	$77.09	$75.04	$63.75	$58.18	$97.19
Total return (c)	4.16%	19.39%	12.17%	(39.02)%	128.92%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$158,056	$356,458	$478,169	$378,184	$1,054,575
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	1.23%	1.35%	1.96%	1.13%	0.97%
Portfolio turnover rate (e)	51%	34%	40%	39%	62%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the year ended June 30, 2021, the total return would have been 128.90%.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
93

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$247.46	$221.27	$151.79	$192.29	$112.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	0.54	0.73	0.53	0.28
Net realized and unrealized gain (loss) (b)	9.35	26.21	69.51	(40.57)	80.28
Total from investment operations	10.08	26.75	70.24	(40.04)	80.56
Net equalization credits and charges (a)	(0.02)	(0.01)	0.02	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(0.74)	(0.55)	(0.78)	(0.47)	(0.27)
Net asset value, end of period	$256.78	$247.46	$221.27	$151.79	$192.29
Total return (d)	4.09%	12.11%	46.40%	(20.86)%	71.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,290,295	$1,534,253	$1,587,624	$933,501	$995,093
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.31%	0.25%	0.40%	0.26%	0.17%
Portfolio turnover rate (e)	28%	30%	31%	36%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
94

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$151.08	$133.23	$111.02	$171.45	$111.44
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.11	0.27	0.28	(0.00)(b)
Net realized and unrealized gain (loss) (c)	38.86	17.92	22.20	(60.49)	60.08
Total from investment operations	38.95	18.03	22.47	(60.21)	60.08
Net equalization credits and charges (a)	(0.02)	(0.01)	0.00(b)	(0.04)	(0.01)
Contribution from affiliate	—	—	—	0.04	—
Other capital	—	—	—	0.00(b)	—
Distributions to shareholders from:
Net investment income	(0.12)	(0.17)	(0.26)	(0.22)	(0.06)
Net asset value, end of period	$189.89	$151.08	$133.23	$111.02	$171.45
Total return (d)	25.77%	13.53%	20.27%	(35.16)%(e)	53.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$499,423	$361,084	$306,433	$209,837	$526,365
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.05%	0.08%	0.23%	0.17%	0.00%(f)
Portfolio turnover rate (g)	51%	41%	63%	46%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have been (35.18)%.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
95

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$77.77	$77.64	$77.79	$102.27	$69.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.95	0.61	0.61	1.20	0.82
Net realized and unrealized gain (loss) (b)	39.49	0.16	(0.19)	(24.35)	32.25
Total from investment operations	40.44	0.77	0.42	(23.15)	33.07
Net equalization credits and charges (a)	(0.07)	0.00(c)	(0.02)	(0.02)	0.24
Distributions to shareholders from:
Net investment income	(0.79)	(0.64)	(0.55)	(1.31)	(0.81)
Net asset value, end of period	$117.35	$77.77	$77.64	$77.79	$102.27
Total return (d)	52.02%	1.04%	0.52%	(22.87)%	48.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$117,346	$60,268	$62,109	$54,456	$84,375
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.93%	0.83%	0.75%	1.28%	0.94%
Portfolio turnover rate (e)	41%	50%	40%	41%	61%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
96

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$78.19	$83.70	$67.81	$84.92	$52.86
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	0.75	0.75	0.42	1.02
Net realized and unrealized gain (loss) (b)	2.59	(5.64)	15.69	(16.89)	31.84
Total from investment operations	3.15	(4.89)	16.44	(16.47)	32.86
Net equalization credits and charges (a)	(0.03)	0.07	0.05	(0.02)	0.20
Distributions to shareholders from:
Net investment income	(0.76)	(0.69)	(0.60)	(0.62)	(1.00)
Net asset value, end of period	$80.55	$78.19	$83.70	$67.81	$84.92
Total return (c)	3.99%	(5.78)%	24.53%	(19.57)%	62.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$171,570	$167,323	$246,091	$503,793	$572,388
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	0.69%	0.95%	1.04%	0.49%	1.35%
Portfolio turnover rate (d)	28%	34%	29%	37%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA Gender Diversity ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$108.83	$88.04	$75.84	$101.54	$71.03
Income (loss) from investment operations:
Net investment income (loss) (a)	1.48	1.33	1.27	1.06	0.97
Net realized and unrealized gain (loss) (b)	15.92	20.66	12.27	(25.75)	30.50
Total from investment operations	17.40	21.99	13.54	(24.69)	31.47
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.02)	(0.00)(c)	0.06
Distributions to shareholders from:
Net investment income	(1.47)	(1.19)	(1.32)	(1.01)	(1.02)
Net asset value, end of period	$124.75	$108.83	$88.04	$75.84	$101.54
Total return (d)	16.06%	25.14%	18.02%	(24.47)%	44.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$261,972	$244,862	$209,103	$202,865	$243,685
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	1.29%	1.40%	1.57%	1.11%	1.10%
Portfolio turnover rate (e)	48%	46%	135%	43%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
98

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR ICE Preferred Securities ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$33.81	$33.51	$35.83	$44.19	$41.54
Income (loss) from investment operations:
Net investment income (loss) (a)	2.01	1.99	1.97	1.97	2.12
Net realized and unrealized gain (loss) (b)	(1.96)	0.42	(2.19)	(8.21)	2.80
Total from investment operations	0.05	2.41	(0.22)	(6.24)	4.92
Net equalization credits and charges (a)	(0.03)	0.05	0.05	0.04	(0.03)
Distributions to shareholders from:
Net investment income	(2.16)	(2.16)	(2.15)	(2.16)	(2.24)
Net asset value, end of period	$31.67	$33.81	$33.51	$35.83	$44.19
Total return (c)	(0.10)%	7.62%	(0.50)%	(14.52)%	12.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$801,153	$809,693	$874,609	$1,049,832	$1,486,995
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	5.98%	5.98%	5.68%	4.82%	4.89%
Portfolio turnover rate (d)	11%	21%	19%	28%	45%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR MSCI USA Gender Diversity ETF
SPDR ICE Preferred Securities ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR S&P Metals and Mining ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
100

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
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Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactorsSM ETF which paid semi-annually and SPDR ICE Preferred Securities ETF which paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”) as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
102

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

4.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2025, the SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF and SPDR MSCI USA Gender Diversity ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$42,265	$—	$42,265
SPDR MSCI USA StrategicFactorsSM ETF
Futures Contracts	—	—	—	103,413	—	103,413
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	88,278	—	88,278
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	7,601	—	7,601
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$134,271	$—	$134,271
SPDR MSCI USA StrategicFactorsSM ETF
Futures Contracts	—	—	—	210,385	—	210,385
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	173,289	—	173,289
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	41,063	—	41,063

103

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$38,725	$—	$38,725
SPDR MSCI USA StrategicFactorsSM ETF
Futures Contracts	—	—	—	88,182	—	88,182
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	75,443	—	75,443
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	6,140	—	6,140
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactorsSM ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR MSCI USA Gender Diversity ETF	0.20
SPDR ICE Preferred Securities ETF	0.45
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2025. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be canceled or modified at any time after October 31, 2025. The waiver and/or reimbursement may not be terminated prior to October 31, 2025 except with the approval of the Board.
104

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2025, are disclosed in the Funds' Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2025, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$55,704,322	$55,832,044
SPDR Global Dow ETF	29,403,635	24,077,062
SPDR MSCI USA StrategicFactorsSM ETF	248,619,767	234,204,507
SPDR NYSE Technology ETF	145,719,765	145,835,817
105

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

	Purchases	Sales
SPDR S&P 500 Fossil Fuel Reserves Free ETF	$51,483,647	$47,565,230
SPDR S&P Capital Markets ETF	106,122,260	105,357,657
SPDR S&P Health Care Equipment ETF	88,270,489	86,369,522
SPDR S&P Health Care Services ETF	36,769,571	36,734,068
SPDR S&P Insurance ETF	186,022,624	186,248,765
SPDR S&P Metals & Mining ETF	835,504,610	833,758,702
SPDR S&P Oil & Gas Equipment & Services ETF	71,646,519	69,082,252
SPDR S&P Pharmaceuticals ETF	75,775,603	75,313,421
SPDR S&P Retail ETF	164,438,498	166,100,060
SPDR S&P Semiconductor ETF	361,026,751	363,174,798
SPDR S&P Software & Services ETF	228,498,200	225,690,822
SPDR S&P Telecom ETF	48,801,923	48,986,299
SPDR S&P Transportation ETF	55,472,899	55,637,471
SPDR MSCI USA Gender Diversity ETF	120,123,556	120,045,953
SPDR ICE Preferred Securities ETF	91,301,857	96,314,354
For the year ended June 30, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$45,282,420	$123,823,789	$5,402,877
SPDR Global Dow ETF	147,420,045	14,071,295	9,036,534
SPDR MSCI USA StrategicFactorsSM ETF	287,764,516	162,642,211	73,420,426
SPDR NYSE Technology ETF	363,210,507	266,491,101	134,954,849
SPDR S&P 500 Fossil Fuel Reserves Free ETF	287,577,956	130,549,721	61,605,879
SPDR S&P Capital Markets ETF	318,653,012	348,301,003	74,593,835
SPDR S&P Health Care Equipment ETF	29,058,685	102,889,156	14,445,756
SPDR S&P Health Care Services ETF	20,735,329	23,706,662	5,156,213
SPDR S&P Insurance ETF	2,130,252,738	2,095,979,784	165,056,118
SPDR S&P Metals & Mining ETF	1,742,643,834	2,030,956,093	213,770,480
SPDR S&P Oil & Gas Equipment & Services ETF	58,434,049	86,270,486	4,676,699
SPDR S&P Pharmaceuticals ETF	113,090,644	165,471,748	24,365,449
SPDR S&P Retail ETF	6,647,181,172	6,838,357,291	21,160,470
SPDR S&P Semiconductor ETF	549,206,125	808,993,112	242,500,813
SPDR S&P Software & Services ETF	288,474,407	227,690,360	68,474,827
SPDR S&P Telecom ETF	115,856,673	92,195,184	22,003,870
SPDR S&P Transportation ETF	154,434,328	155,740,878	25,072,766
SPDR MSCI USA Gender Diversity ETF	98,864,703	116,615,148	40,419,810
SPDR ICE Preferred Securities ETF	186,798,913	135,278,958	(704,767)
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, futures contracts mark to market, real estate investment trusts, market discount, preferred securities, wash sale loss deferrals, and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2025, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Global Dow ETF	$8,075,865	$—	$8,075,865
SPDR MSCI USA StrategicFactorsSM ETF	21,581,878	—	21,581,878
SPDR NYSE Technology ETF	3,510,197	—	3,510,197
SPDR S&P 500 Fossil Fuel Reserves Free ETF	21,702,427	—	21,702,427
SPDR S&P Capital Markets ETF	8,561,227	—	8,561,227
SPDR S&P Health Care Equipment ETF	119,142	—	119,142
SPDR S&P Health Care Services ETF	236,469	—	236,469
SPDR S&P Insurance ETF	14,680,421	—	14,680,421
SPDR S&P Metals & Mining ETF	8,816,163	—	8,816,163
SPDR S&P Oil & Gas Equipment & Services ETF	3,240,660	—	3,240,660
SPDR S&P Pharmaceuticals ETF	2,292,584	—	2,292,584
SPDR S&P Retail ETF	5,456,706	—	5,456,706
SPDR S&P Semiconductor ETF	3,928,515	—	3,928,515
SPDR S&P Software & Services ETF	323,898	—	323,898
SPDR S&P Telecom ETF	919,198	—	919,198
SPDR S&P Transportation ETF	1,782,431	—	1,782,431
SPDR MSCI USA Gender Diversity ETF	3,170,086	—	3,170,086
SPDR ICE Preferred Securities ETF	56,403,000	—	56,403,000
107

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$ 70,990	$ —	$ 70,990
SPDR Global Dow ETF	4,912,814	—	4,912,814
SPDR MSCI USA StrategicFactorsSM ETF	18,574,465	—	18,574,465
SPDR NYSE Technology ETF	3,055,051	—	3,055,051
SPDR S&P 500 Fossil Fuel Reserves Free ETF	19,245,230	—	19,245,230
SPDR S&P Capital Markets ETF	5,696,375	—	5,696,375
SPDR S&P Health Care Equipment ETF	113,066	—	113,066
SPDR S&P Health Care Services ETF	284,324	—	284,324
SPDR S&P Insurance ETF	11,047,063	—	11,047,063
SPDR S&P Metals & Mining ETF	15,378,815	—	15,378,815
SPDR S&P Oil & Gas Equipment & Services ETF	2,902,402	—	2,902,402
SPDR S&P Pharmaceuticals ETF	3,132,708	—	3,132,708
SPDR S&P Retail ETF	6,411,362	—	6,411,362
SPDR S&P Semiconductor ETF	3,650,168	—	3,650,168
SPDR S&P Software & Services ETF	411,397	—	411,397
SPDR S&P Telecom ETF	502,184	—	502,184
SPDR S&P Transportation ETF	1,657,840	—	1,657,840
SPDR MSCI USA Gender Diversity ETF	2,709,881	—	2,709,881
SPDR ICE Preferred Securities ETF	53,253,000	—	53,253,000
At June 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR FactSet Innovative Technology ETF	$—	$(128,902,911)	$—	$(6,851,387)	$(135,754,298)
SPDR Global Dow ETF	1,509,579	(13,637,651)	—	82,682,357	70,554,285
SPDR MSCI USA StrategicFactorsSM ETF	547,890	(82,471,132)	—	319,503,603	237,580,361
SPDR NYSE Technology ETF	142,457	(138,445,555)	—	330,562,921	192,259,823
SPDR S&P 500 Fossil Fuel Reserves Free ETF	—	(32,688,563)	—	654,120,212	621,431,649
SPDR S&P Capital Markets ETF	—	(71,778,687)	—	48,603,536	(23,175,151)
SPDR S&P Health Care Equipment ETF	—	(335,378,385)	—	(40,822,780)	(376,201,165)
SPDR S&P Health Care Services ETF	141,030	(97,477,351)	—	251,965	(97,084,356)
SPDR S&P Insurance ETF	2,049,489	(169,788,573)	—	(24,449,415)	(192,188,499)
SPDR S&P Metals & Mining ETF	1,645,376	(2,080,164,484)	—	(87,537,550)	(2,166,056,658)
SPDR S&P Oil & Gas Equipment & Services ETF	—	(667,821,683)	—	(66,925,393)	(734,747,076)
SPDR S&P Pharmaceuticals ETF	148,688	(463,709,772)	—	(18,105,268)	(481,666,352)
SPDR S&P Retail ETF	1,785,735	(725,170,044)	—	(44,956,231)	(768,340,540)
SPDR S&P Semiconductor ETF	141,195	(465,282,798)	—	105,362,287	(359,779,316)
SPDR S&P Software & Services ETF	—	(130,500,043)	—	15,527,887	(114,972,156)
SPDR S&P Telecom ETF	211,662	(55,882,477)	—	8,404,031	(47,266,784)
SPDR S&P Transportation ETF	657,867	(220,993,516)	—	(29,291,544)	(249,627,193)
SPDR MSCI USA Gender Diversity ETF	468,021	(88,548,071)	—	50,774,166	(37,305,884)
SPDR ICE Preferred Securities ETF	—	(205,965,442)	—	(162,215,226)	(368,180,668)
108

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

As of June 30, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR FactSet Innovative Technology ETF	$43,278,704	$85,624,207
SPDR Global Dow ETF	—	13,637,651
SPDR MSCI USA StrategicFactorsSM ETF	24,746,774	57,724,358
SPDR NYSE Technology ETF	61,475,164	76,970,391
SPDR S&P 500 Fossil Fuel Reserves Free ETF	9,223,306	23,465,257
SPDR S&P Capital Markets ETF	15,116,085	56,662,602
SPDR S&P Health Care Equipment ETF	130,832,774	204,545,611
SPDR S&P Health Care Services ETF	25,797,240	71,680,111
SPDR S&P Insurance ETF	66,718,822	103,069,751
SPDR S&P Metals & Mining ETF	767,789,449	1,312,375,035
SPDR S&P Oil & Gas Equipment & Services ETF	213,033,074	454,788,609
SPDR S&P Pharmaceuticals ETF	152,070,583	311,639,189
SPDR S&P Retail ETF	370,918,220	354,251,824
SPDR S&P Semiconductor ETF	166,788,467	298,494,331
SPDR S&P Software & Services ETF	18,713,793	111,786,250
SPDR S&P Telecom ETF	14,055,065	41,827,412
SPDR S&P Transportation ETF	93,534,302	127,459,214
SPDR MSCI USA Gender Diversity ETF	36,625,253	51,922,818
SPDR ICE Preferred Securities ETF	59,014,628	146,950,814
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$100,765,256	$13,847,368	$20,698,755	$(6,851,387)
SPDR Global Dow ETF	317,873,072	89,646,583	6,846,303	82,800,280
SPDR MSCI USA StrategicFactorsSM ETF	1,264,323,699	368,086,817	48,583,214	319,503,603
SPDR NYSE Technology ETF	801,472,941	343,364,182	12,801,261	330,562,921
SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,550,109,229	742,564,582	88,444,370	654,120,212
SPDR S&P Capital Markets ETF	456,320,816	61,097,883	12,494,347	48,603,536
SPDR S&P Health Care Equipment ETF	222,598,252	15,715,474	56,538,254	(40,822,780)
SPDR S&P Health Care Services ETF	86,720,429	12,543,788	12,291,823	251,965
SPDR S&P Insurance ETF	937,367,229	18,290,716	42,740,131	(24,449,415)
SPDR S&P Metals & Mining ETF	2,154,406,770	176,602,788	264,140,338	(87,537,550)
SPDR S&P Oil & Gas Equipment & Services ETF	219,300,205	6,344,250	73,269,643	(66,925,393)
SPDR S&P Pharmaceuticals ETF	179,214,031	6,983,946	25,089,214	(18,105,268)
SPDR S&P Retail ETF	224,853,787	186,961	45,143,192	(44,956,231)
SPDR S&P Semiconductor ETF	1,266,099,487	217,561,670	112,199,383	105,362,287
SPDR S&P Software & Services ETF	531,961,986	60,459,438	44,931,551	15,527,887
SPDR S&P Telecom ETF	119,289,520	15,027,507	6,623,476	8,404,031
SPDR S&P Transportation ETF	210,425,667	9,995,574	39,287,118	(29,291,544)
SPDR MSCI USA Gender Diversity ETF	211,206,542	58,338,169	7,564,003	50,774,166
SPDR ICE Preferred Securities ETF	1,013,629,251	1,881,005	164,096,231	(162,215,226)
109

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 5,108,628	$ 3,038,098	$ 2,174,591	$ 5,212,689
SPDR Global Dow ETF	10,724,204	7,487,897	3,765,294	11,253,191
SPDR MSCI USA StrategicFactorsSM ETF	2,996,827	2,043,805	999,339	3,043,144
SPDR NYSE Technology ETF	50,975,836	529,726	50,874,397	51,404,123
SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,757,751	765,996	999,424	1,765,420
SPDR S&P Capital Markets ETF	8,123,621	8,348,318	—	8,348,318
SPDR S&P Health Care Equipment ETF	37,716,526	15,102,125	23,796,223	38,898,348
SPDR S&P Health Care Services ETF	5,997,896	1,352,849	4,761,306	6,114,155
SPDR S&P Insurance ETF	21,464,866	20,208,829	1,318,056	21,526,885
SPDR S&P Metals & Mining ETF	415,226,962	177,745,489	240,611,452	418,356,941
SPDR S&P Oil & Gas Equipment & Services ETF	23,792,175	8,810,064	15,730,619	24,540,683
SPDR S&P Pharmaceuticals ETF	30,501,151	13,167,264	18,428,198	31,595,462
SPDR S&P Retail ETF	42,474,694	22,092,851	21,961,359	44,054,210
SPDR S&P Semiconductor ETF	180,202,017	81,169,491	99,836,676	181,006,167
SPDR S&P Software & Services ETF	92,993,503	48,058,499	45,363,019	93,421,518
SPDR S&P Telecom ETF	21,361,672	10,345,873	11,769,631	22,115,504
SPDR S&P Transportation ETF	41,275,630	9,628,049	32,745,616	42,373,665
SPDR MSCI USA Gender Diversity ETF	152,831	158,283	—	158,283
SPDR ICE Preferred Securities ETF	55,134,619	45,941,495	10,797,476	56,738,971
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
110

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2025:
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Factset Innovative Technology ETF	Common Stocks	$3,038,098	$—	$—	$—	$3,038,098	$3,038,098
SPDR Global Dow ETF	Common Stocks	7,487,897	—	—	—	7,487,897	7,487,897
SPDR MSCI USA StrategicFactorsSM ETF	Common Stocks	2,043,805	—	—	—	2,043,805	2,043,805
SPDR NYSE Technology ETF	Common Stocks	529,726	—	—	—	529,726	529,726
SPDR S&P 500 Fossil Fuel Reserves Free ETF	Common Stocks	765,996	—	—	—	765,996	765,996
SPDR S&P Capital Markets ETF	Common Stocks	8,348,318	—	—	—	8,348,318	8,348,318
SPDR S&P Health Care Equipment ETF	Common Stocks	15,102,125	—	—	—	15,102,125	15,102,125
SPDR S&P Health Care Services ETF	Common Stocks	1,352,849	—	—	—	1,352,849	1,352,849
SPDR S&P Insurance ETF	Common Stocks	20,208,829	—	—	—	20,208,829	20,208,829
SPDR S&P Metals & Mining ETF	Common Stocks	177,745,489	—	—	—	177,745,489	177,745,489
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	8,810,064	—	—	—	8,810,064	8,810,064
SPDR S&P Pharmaceuticals ETF	Common Stocks	13,167,264	—	—	—	13,167,264	13,167,264
SPDR S&P Retail ETF	Common Stocks	22,092,851	—	—	—	22,092,851	22,092,851
SPDR S&P Semiconductor ETF	Common Stocks	81,169,491	—	—	—	81,169,491	81,169,491
SPDR S&P Software & Services ETF	Common Stocks	48,058,499	—	—	—	48,058,499	48,058,499
SPDR S&P Telecom ETF	Common Stocks	10,345,873	—	—	—	10,345,873	10,345,873
SPDR S&P Transportation ETF	Common Stocks	9,628,049	—	—	—	9,628,049	9,628,049
SPDR MSCI USA Gender Diversity ETF	Common Stocks	158,283	—	—	—	158,283	158,283
SPDR ICE Preferred Securities ETF	Preferred Stocks	45,941,495	—	—	—	45,941,495	45,941,495
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
111

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
112

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR NYSE Technology ETF, SPDR S&P 500® Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR MSCI USA Gender Diversity ETF and SPDR ICE Preferred Securities ETF and the Board of Trustees of SPDR® Series Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR NYSE Technology ETF, SPDR S&P 500® Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR MSCI USA Gender Diversity ETF and SPDR ICE Preferred Securities ETF (collectively referred to as the “Funds”) (nineteen of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2025, and the related statements of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (nineteen of the funds constituting SPDR® Series Trust) at June 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
August 29, 2025
113

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of each Trust for its fiscal year ended June 30, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2025 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
114

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2025 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements
At a meeting held on May 14-15, 2025, the Board of Trustees of SPDR Series Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SST (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 17th and again on May 13th to discuss matters related to the Board’s evaluation of the Advisory Agreement and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
115

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
116

Annual Financial Statements and Other Information
June 30, 2025
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg 1-10 Year TIPS ETF
SPDR Bloomberg 1-3 Month T-Bill ETF
SPDR Bloomberg 3-12 Month T-Bill ETF
SPDR Bloomberg Emerging Markets USD Bond ETF
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen ICE High Yield Municipal Bond ETF (formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SPDR Nuveen ICE Municipal Bond ETF (formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SPDR Nuveen ICE Short Term Municipal Bond ETF (formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	$28,892,169	$29,260,093
2.38%, 1/15/2027	33,014,175	33,572,578
2.50%, 1/15/2029	26,778,424	27,868,390
3.38%, 4/15/2032	15,799,089	17,591,606
3.63%, 4/15/2028	42,304,998	44,990,373
3.88%, 4/15/2029	47,726,698	52,114,385
U.S. Treasury Inflation-Indexed Notes:
0.13%, 7/15/2026	47,881,193	47,468,779
0.13%, 10/15/2026	56,772,090	56,128,969
0.13%, 4/15/2027	56,338,823	55,170,232
0.13%, 1/15/2030	64,335,141	60,720,059
0.13%, 7/15/2030	68,061,207	63,933,667
0.13%, 1/15/2031	62,321,742	57,738,903
0.13%, 7/15/2031	69,230,178	63,724,215
0.13%, 1/15/2032	71,466,775	64,782,119
0.25%, 7/15/2029	61,305,073	58,870,831
0.38%, 1/15/2027	64,380,283	63,510,144
0.38%, 7/15/2027	59,042,026	58,261,333
0.50%, 1/15/2028	64,041,760	62,848,482
0.63%, 7/15/2032	66,399,419	61,942,098
0.75%, 7/15/2028	58,437,091	57,731,737
0.88%, 1/15/2029	56,059,898	55,203,671
1.13%, 1/15/2033	63,523,132	60,699,331
1.25%, 4/15/2028	48,984,471	48,897,409
1.38%, 7/15/2033	63,190,886	61,365,509
1.63%, 10/15/2027	48,624,560	49,231,417
1.63%, 10/15/2029	56,018,844	56,720,173
Security Description	Principal Amount	Value
1.63%, 4/15/2030	$46,932,026	$47,273,016
1.75%, 1/15/2034	67,254,492	66,685,719
1.88%, 7/15/2034	66,009,928	66,102,755
2.13%, 4/15/2029	53,413,811	54,852,436
2.13%, 1/15/2035	67,053,398	68,170,519
2.38%, 10/15/2028	54,495,860	56,538,391
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,747,468,116)		1,729,969,339
	Shares
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (a) (b) (Cost $466,106)	466,106	466,106
TOTAL INVESTMENTS — 99.3% (Cost $1,747,934,222)		1,730,435,445
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		12,700,114
NET ASSETS — 100.0%		$1,743,135,559
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,729,969,339	$—	$1,729,969,339
Short-Term Investment	466,106	—	—	466,106
TOTAL INVESTMENTS	$466,106	$1,729,969,339	$—	$1,730,435,445
See accompanying notes to financial statements.
1

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	388,534	$388,534	$96,052,895	$95,975,323	$—	$—	466,106	$466,106	$99,391
State Street Navigator Securities Lending Portfolio II	—	—	523,288,489	523,288,489	—	—	—	—	3,831
Total		$388,534	$619,341,384	$619,263,812	$—	$—		$466,106	$103,222

See accompanying notes to financial statements.
2

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2% (a)
U.S. Treasury Bills:
4.10%, 9/25/2025	$2,955,214,000	$2,925,633,963
4.14%, 9/4/2025 (b)	3,790,864,000	3,761,714,492
4.17%, 8/14/2025 (c)	2,867,989,000	2,852,894,229
4.19%, 9/2/2025 (b)	1,181,340,000	1,172,525,361
4.20%, 8/5/2025	2,231,280,000	2,222,049,618
4.20%, 8/12/2025	2,031,280,000	2,021,085,310
4.20%, 8/21/2025	3,369,189,000	3,348,577,515
4.21%, 8/7/2025	4,939,325,000	4,917,746,571
4.23%, 9/23/2025	1,181,340,000	1,169,742,880
4.23%, 9/30/2025	1,181,340,000	1,168,758,162
4.24%, 9/9/2025	1,181,340,000	1,171,643,963
4.25%, 9/11/2025 (b)	2,855,214,000	2,830,958,957
4.25%, 9/16/2025 (c)	2,364,050,000	2,342,585,419
4.27%, 8/26/2025 (b) (c)	2,033,870,000	2,020,202,393
4.10%, 9/18/2025	2,955,214,000	2,927,856,816
4.18%, 8/28/2025 (b)	2,824,435,000	2,804,754,167
4.39%, 8/19/2025	2,225,274,000	2,212,212,109
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,873,432,428)		41,870,941,925
Shares
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	316,855,140	316,855,140
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	2,353,985,075	$2,353,985,075
TOTAL SHORT-TERM INVESTMENTS (Cost $2,670,840,215)		2,670,840,215
TOTAL INVESTMENTS — 105.5% (Cost $44,544,272,643)		44,541,782,140
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(2,303,879,472)
NET ASSETS — 100.0%		$42,237,902,668
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$41,870,941,925	$—	$41,870,941,925
Short-Term Investments	2,670,840,215	—	—	2,670,840,215
TOTAL INVESTMENTS	$2,670,840,215	$41,870,941,925	$—	$44,541,782,140
See accompanying notes to financial statements.
3

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,267,429	$31,267,429	$3,859,774,877	$3,574,187,166	$—	$—	316,855,140	$316,855,140	$4,033,446
State Street Navigator Securities Lending Portfolio II	2,659,360,250	2,659,360,250	33,633,417,124	33,938,792,299	—	—	2,353,985,075	2,353,985,075	3,183,152
Total		$2,690,627,679	$37,493,192,001	$37,512,979,465	$—	$—		$2,670,840,215	$7,216,598
See accompanying notes to financial statements.
4

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4% (a)
U.S. Treasury Bills:
3.80%, 10/2/2025 (b)	$276,194,000	$273,177,034
3.90%, 4/16/2026	116,656,000	113,055,497
4.01%, 6/11/2026	118,622,000	114,296,717
4.02%, 3/19/2026	111,204,000	108,063,091
4.05%, 10/23/2025	165,270,000	163,080,784
4.06%, 10/16/2025	165,270,000	163,207,680
4.06%, 10/30/2025	272,852,000	269,017,354
4.07%, 1/22/2026 (c)	112,523,000	109,963,627
4.08%, 10/9/2025	165,270,000	163,348,830
4.09%, 11/6/2025	158,822,000	156,481,717
4.09%, 2/19/2026	111,126,000	108,309,576
4.11%, 11/13/2025 (c)	158,822,000	156,363,078
4.11%, 12/26/2025	279,730,000	274,046,298
4.14%, 12/11/2025	165,061,000	161,988,452
4.15%, 11/28/2025	280,480,000	275,656,383
4.15%, 12/4/2025	165,061,000	162,122,533
4.15%, 5/14/2026	112,335,000	108,539,464
4.21%, 10/28/2025 (b)	153,209,000	151,082,864
4.22%, 10/14/2025	148,263,000	146,447,634
4.24%, 10/21/2025	148,263,000	146,326,326
4.26%, 10/7/2025	148,263,000	146,563,985
4.14%, 11/20/2025	158,822,000	156,229,845
4.16%, 12/18/2025	165,046,000	161,835,398
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,789,597,470)		3,789,204,167

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d) (e)	84,764,789	$84,764,789
State Street Navigator Securities Lending Portfolio II (f) (g)	623,100	623,100
TOTAL SHORT-TERM INVESTMENTS (Cost $85,387,889)		85,387,889
TOTAL INVESTMENTS — 101.6% (Cost $3,874,985,359)		3,874,592,056
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(61,306,687)
NET ASSETS — 100.0%		$3,813,285,369
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	When-issued security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,789,204,167	$—	$3,789,204,167
Short-Term Investments	85,387,889	—	—	85,387,889
TOTAL INVESTMENTS	$85,387,889	$3,789,204,167	$—	$3,874,592,056

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,189,919	$8,189,919	$1,003,714,127	$927,139,257	$—	$—	84,764,789	$84,764,789	$789,434
State Street Navigator Securities Lending Portfolio II	221,094,019	221,094,019	7,065,822,820	7,286,293,739	—	—	623,100	623,100	538,979
Total		$229,283,938	$8,069,536,947	$8,213,432,996	$—	$—		$85,387,889	$1,328,413
See accompanying notes to financial statements.
5

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.1%
BAHRAIN — 0.1%
Bapco Energies BSC Closed 7.50%, 10/25/2027	$250,000	$256,238
CHILE — 1.2%
Corp. Nacional del Cobre de Chile:
3.00%, 9/30/2029	400,000	370,896
3.15%, 1/14/2030 (a)	150,000	139,401
3.63%, 8/1/2027	200,000	195,978
5.63%, 10/18/2043	250,000	227,920
5.95%, 1/8/2034	300,000	305,343
6.30%, 9/8/2053	900,000	878,067
6.78%, 1/13/2055	200,000	204,860
		2,322,465
CHINA — 1.3%
CNAC HK Finbridge Co. Ltd.:
3.00%, 9/22/2030	200,000	184,243
4.13%, 7/19/2027	500,000	494,767
5.13%, 3/14/2028	200,000	202,308
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (b)	300,000	293,037
Sinopec Group Overseas Development 2018 Ltd.:
2.30%, 1/8/2031	413,000	377,152
2.70%, 5/13/2030	300,000	282,936
State Grid Overseas Investment BVI Ltd.:
1.13%, 9/8/2026	400,000	385,963
3.50%, 5/4/2027	350,000	346,503
		2,566,909
INDONESIA — 0.9%
Pertamina Persero PT:
4.18%, 1/21/2050 (a)	450,000	336,038
5.63%, 5/20/2043	300,000	283,863
6.50%, 11/7/2048	200,000	205,962
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	650,000	643,571
6.15%, 5/21/2048 (a)	300,000	292,707
		1,762,141
MALAYSIA — 1.7%
Petronas Capital Ltd.:
2.48%, 1/28/2032	200,000	174,504
3.40%, 4/28/2061 (a)	564,000	370,097
3.50%, 4/21/2030	350,000	336,416
4.50%, 3/18/2045 (a)	350,000	303,062
4.55%, 4/21/2050	600,000	510,618
4.95%, 1/3/2031	600,000	611,682
5.34%, 4/3/2035 (a)	400,000	410,556
5.85%, 4/3/2055	600,000	608,340
		3,325,275
Security Description	Principal Amount	Value
MEXICO — 2.1%
Comision Federal de Electricidad 3.35%, 2/9/2031	$250,000	$220,538
Petroleos Mexicanos:
5.35%, 2/12/2028	600,000	576,738
5.95%, 1/28/2031	300,000	270,882
6.49%, 1/23/2027	200,000	198,868
6.50%, 3/13/2027	400,000	397,492
6.70%, 2/16/2032	411,000	381,663
6.75%, 9/21/2047	1,150,000	831,921
6.95%, 1/28/2060	750,000	539,550
8.75%, 6/2/2029	200,000	207,124
10.00%, 2/7/2033 (a)	300,000	321,144
		3,945,920
PANAMA — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	200,000	140,682
Banco Nacional de Panama 2.50%, 8/11/2030	487,000	408,403
		549,085
PERU — 0.2%
Petroleos del Peru SA 5.63%, 6/19/2047	650,000	410,650
QATAR — 1.2%
QatarEnergy:
1.38%, 9/12/2026	400,000	385,246
2.25%, 7/12/2031	200,000	175,080
3.13%, 7/12/2041 (a)	1,500,000	1,105,566
3.30%, 7/12/2051	1,000,000	674,012
		2,339,904
SAUDI ARABIA — 0.9%
Gaci First Investment Co.:
5.00%, 10/13/2027	200,000	201,715
5.00%, 1/29/2029	200,000	202,062
5.13%, 2/14/2053	300,000	256,783
Series EMTN, 5.25%, 1/29/2030	300,000	306,219
5.25%, 1/29/2034	100,000	100,803
5.63%, 7/29/2034	300,000	309,946
Suci Second Investment Co.:
5.17%, 3/5/2031	200,000	203,604
6.00%, 10/25/2028	200,000	207,980
		1,789,112
SOUTH AFRICA — 0.3%
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028	200,000	202,000
Transnet SOC Ltd. 8.25%, 2/6/2028	300,000	310,259
		512,259

See accompanying notes to financial statements.
6

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 1.9%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047	$250,000	$223,618
Abu Dhabi Developmental Holding Co. PJSC:
4.38%, 10/2/2031	200,000	196,935
4.50%, 5/6/2030	200,000	199,416
5.25%, 10/2/2054 (a)	300,000	277,949
Adnoc Murban Sukuk Ltd. 4.75%, 5/6/2035	500,000	498,228
DP World Crescent Ltd.:
4.85%, 9/26/2028	300,000	300,216
5.50%, 9/13/2033	400,000	405,853
DP World Ltd.:
5.63%, 9/25/2048	200,000	186,315
6.85%, 7/2/2037 (b)	100,000	109,017
MDGH GMTN RSC Ltd.:
2.88%, 11/7/2029	450,000	422,289
3.70%, 11/7/2049	200,000	147,232
Series GMTN, 3.95%, 5/21/2050	350,000	267,903
Mdgh Sukuk Ltd. Series EMTN, 4.96%, 4/4/2034 (a)	350,000	356,557
		3,591,528
TOTAL CORPORATE BONDS & NOTES (Cost $23,911,923)		23,371,486
FOREIGN GOVERNMENT OBLIGATIONS — 85.8%
ANGOLA — 0.9%
Angola Government International Bonds:
8.25%, 5/9/2028	854,000	807,785
8.75%, 4/14/2032	300,000	264,989
9.13%, 11/26/2049	350,000	271,388
9.38%, 5/8/2048	425,000	337,782
		1,681,944
ARGENTINA — 4.8%
Argentina Republic Government International Bonds:
0.75%, 7/9/2030 (c)	3,432,000	2,721,029
1.00%, 7/9/2029	1,395,000	1,163,738
3.50%, 7/9/2041 (c)	2,000,000	1,242,459
4.13%, 7/9/2035 (c)	4,300,000	2,885,859
4.13%, 7/9/2046 (c)	244,318	159,931
5.00%, 1/9/2038 (c)	1,650,000	1,173,601
		9,346,617
AZERBAIJAN — 0.1%
Republic of Azerbaijan International Bonds 3.50%, 9/1/2032	250,000	223,834
Security Description	Principal Amount	Value
BAHAMAS — 0.1%
Bahamas Government International Bonds 8.25%, 6/24/2036	$250,000	$255,207
BAHRAIN — 2.2%
Bahrain Government International Bonds:
4.25%, 1/25/2028	350,000	335,465
5.25%, 1/25/2033	800,000	729,260
5.45%, 9/16/2032 (a)	550,000	510,515
5.63%, 5/18/2034	200,000	182,359
6.00%, 9/19/2044	400,000	330,121
7.00%, 10/12/2028	625,000	640,115
7.75%, 4/18/2035 (a)	225,000	236,131
CBB International Sukuk Programme Co. WLL:
6.00%, 2/12/2031	200,000	202,136
6.25%, 10/18/2030	550,000	560,062
6.25%, 7/7/2033	600,000	597,619
		4,323,783
BOLIVIA — 0.1%
Bolivia Government International Bonds 4.50%, 3/20/2028	300,000	206,659
BRAZIL — 4.5%
Brazil Government International Bonds:
3.75%, 9/12/2031	350,000	316,097
3.88%, 6/12/2030	650,000	613,339
4.50%, 5/30/2029	387,000	379,612
4.63%, 1/13/2028	900,000	900,069
4.75%, 1/14/2050	713,000	503,068
5.00%, 1/27/2045	850,000	647,346
5.50%, 11/6/2030	400,000	400,899
5.63%, 1/7/2041	650,000	578,236
5.63%, 2/21/2047	685,000	554,911
6.00%, 10/20/2033	400,000	397,268
6.13%, 1/22/2032	350,000	357,787
6.25%, 3/18/2031	400,000	414,182
6.63%, 3/15/2035	1,100,000	1,112,257
7.13%, 1/20/2037	300,000	320,957
7.13%, 5/13/2054	500,000	478,516
8.25%, 1/20/2034	675,000	768,967
		8,743,511
BULGARIA — 0.2%
Bulgaria Government International Bonds 5.00%, 3/5/2037 (a)	378,000	369,066
CHILE — 3.1%
Chile Government International Bonds:
2.45%, 1/31/2031	600,000	535,696
2.55%, 7/27/2033	800,000	674,583
3.10%, 1/22/2061	800,000	484,522
3.24%, 2/6/2028	648,000	629,865
3.50%, 1/31/2034	700,000	627,524

See accompanying notes to financial statements.
7

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.86%, 6/21/2047	$955,000	$739,569
4.34%, 3/7/2042	925,000	800,814
4.85%, 1/22/2029	200,000	202,826
4.95%, 1/5/2036	250,000	245,383
5.33%, 1/5/2054	725,000	680,899
5.65%, 1/13/2037	400,000	412,925
		6,034,606
CHINA — 1.4%
China Government International Bonds:
1.20%, 10/21/2030	400,000	356,705
1.25%, 10/26/2026	850,000	823,876
2.13%, 12/3/2029	750,000	708,283
Export-Import Bank of China:
2.88%, 4/26/2026	350,000	346,437
Series EMTN, 3.88%, 5/16/2026	500,000	498,835
		2,734,136
COLOMBIA — 4.2%
Colombia Government International Bonds:
3.00%, 1/30/2030	450,000	389,102
3.13%, 4/15/2031	200,000	164,294
3.25%, 4/22/2032	512,000	405,419
3.88%, 4/25/2027	250,000	244,881
3.88%, 2/15/2061	250,000	131,779
4.13%, 5/15/2051	400,000	227,808
4.50%, 1/28/2026	90,000	89,630
4.50%, 3/15/2029	300,000	284,389
5.00%, 6/15/2045	1,100,000	743,005
5.20%, 5/15/2049	850,000	569,067
5.63%, 2/26/2044	550,000	405,926
6.13%, 1/18/2041	800,000	651,532
7.38%, 4/25/2030	600,000	620,985
7.38%, 9/18/2037	550,000	525,212
7.50%, 2/2/2034	756,000	752,742
7.75%, 11/7/2036	300,000	293,294
8.00%, 4/20/2033	550,000	569,617
8.38%, 11/7/2054	400,000	380,725
8.50%, 4/25/2035	500,000	520,149
8.75%, 11/14/2053	250,000	247,950
		8,217,506
COSTA RICA — 0.8%
Costa Rica Government International Bonds:
6.13%, 2/19/2031	200,000	205,891
6.55%, 4/3/2034	400,000	417,095
7.00%, 4/4/2044	200,000	204,299
7.16%, 3/12/2045	200,000	207,138
7.30%, 11/13/2054 (b)	500,000	517,744
		1,552,167
Security Description	Principal Amount	Value
DOMINICAN REPUBLIC — 3.0%
Dominican Republic International Bonds:
4.88%, 9/23/2032	$900,000	$831,437
5.50%, 2/22/2029	620,000	616,733
5.88%, 1/30/2060	450,000	378,448
6.00%, 7/19/2028	500,000	507,313
6.00%, 2/22/2033	225,000	222,333
6.40%, 6/5/2049	700,000	656,757
6.50%, 2/15/2048	550,000	520,059
6.95%, 3/15/2037	650,000	662,300
7.05%, 2/3/2031	725,000	760,532
7.15%, 2/24/2055	315,000	314,873
7.45%, 4/30/2044	298,000	311,647
		5,782,432
ECUADOR — 1.2%
Ecuador Government International Bonds:
Zero Coupon, 7/31/2030	200,000	144,360
5.50%, 7/31/2035 (c)	2,250,000	1,630,102
6.90%, 7/31/2030 (c)	600,000	520,500
		2,294,962
EGYPT — 2.3%
Egypt Government International Bonds:
5.80%, 9/30/2027	200,000	195,729
5.88%, 2/16/2031	325,000	287,259
7.05%, 1/15/2032	600,000	547,505
7.30%, 9/30/2033	375,000	333,231
7.50%, 1/31/2027	500,000	507,660
7.50%, 2/16/2061	400,000	291,368
7.60%, 3/1/2029	450,000	453,024
7.90%, 2/21/2048	650,000	499,403
8.50%, 1/31/2047	550,000	445,762
8.63%, 2/4/2030	500,000	505,406
8.88%, 5/29/2050	300,000	249,199
9.45%, 2/4/2033	200,000	202,270
		4,517,816
EL SALVADOR — 0.3%
El Salvador Government International Bonds:
9.25%, 4/17/2030	300,000	318,008
9.65%, 11/21/2054	200,000	207,165
		525,173
GHANA — 0.8%
Ghana Government International Bonds:
1.50%, 1/3/2037	200,000	91,400
5.00%, 7/3/2029 (c)	750,000	703,291
5.00%, 7/3/2035 (c)	850,000	661,645
		1,456,336

See accompanying notes to financial statements.
8

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
GUATEMALA — 0.3%
Guatemala Government Bonds:
6.13%, 6/1/2050	$407,000	$369,496
6.60%, 6/13/2036	200,000	203,312
		572,808
HUNGARY — 2.6%
Hungary Government International Bonds:
5.25%, 6/16/2029	400,000	403,369
5.38%, 9/26/2030	450,000	454,071
5.50%, 3/26/2036 (a)	250,000	240,988
6.00%, 9/26/2035	500,000	503,229
6.13%, 5/22/2028	525,000	542,252
6.25%, 9/22/2032	950,000	990,584
6.75%, 9/25/2052	600,000	612,012
6.75%, 9/23/2055	200,000	201,711
7.63%, 3/29/2041	624,000	702,026
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 6/29/2028	300,000	310,397
		4,960,639
INDIA — 0.6%
Export-Import Bank of India:
2.25%, 1/13/2031	400,000	351,898
3.38%, 8/5/2026	300,000	296,161
3.88%, 2/1/2028	250,000	245,675
5.50%, 1/13/2035	300,000	307,585
		1,201,319
INDONESIA — 3.9%
Indonesia Government International Bonds:
2.85%, 2/14/2030	200,000	187,237
3.85%, 10/15/2030	800,000	779,123
4.15%, 9/20/2027	200,000	199,803
4.45%, 4/15/2070	500,000	396,645
4.55%, 1/11/2028	450,000	453,706
4.75%, 2/11/2029	100,000	101,820
4.75%, 9/10/2034	400,000	392,548
5.25%, 1/17/2042	300,000	294,599
5.60%, 1/15/2035	400,000	417,458
5.65%, 1/11/2053	300,000	296,887
5.95%, 1/8/2046	1,050,000	1,089,652
6.63%, 2/17/2037	200,000	222,886
6.75%, 1/15/2044	300,000	335,113
7.75%, 1/17/2038	300,000	364,502
Perusahaan Penerbit SBSN Indonesia III:
4.15%, 3/29/2027	400,000	400,069
4.45%, 2/20/2029	200,000	201,128
4.70%, 6/6/2032	200,000	200,033
5.00%, 5/25/2030	200,000	204,518
5.25%, 11/25/2034	200,000	204,068
5.40%, 11/15/2028	500,000	518,224
Security Description	Principal Amount	Value
5.60%, 11/15/2033	$300,000	$314,162
		7,574,181
IRAQ — 0.1%
Iraq International Bonds 5.80%, 1/15/2028	243,750	240,781
IVORY COAST — 0.6%
Ivory Coast Government International Bonds:
7.63%, 1/30/2033	300,000	296,012
8.08%, 4/1/2036	850,000	818,659
8.25%, 1/30/2037	50,000	48,147
		1,162,818
JAMAICA — 0.6%
Jamaica Government International Bonds:
6.75%, 4/28/2028	400,000	414,604
7.88%, 7/28/2045	400,000	465,956
8.00%, 3/15/2039	179,000	210,645
		1,091,205
JORDAN — 0.5%
Jordan Government International Bonds:
6.13%, 1/29/2026	100,000	99,618
7.38%, 10/10/2047	300,000	265,875
7.50%, 1/13/2029	570,000	584,576
		950,069
KAZAKHSTAN — 0.7%
Kazakhstan Government International Bonds:
4.71%, 4/9/2035	300,000	291,228
4.88%, 10/14/2044	300,000	269,575
5.00%, 7/1/2032 (d)	250,000	251,373
5.50%, 7/1/2037 (d)	200,000	201,075
6.50%, 7/21/2045	365,000	389,209
		1,402,460
KENYA — 0.8%
Republic of Kenya Government International Bonds:
7.25%, 2/28/2028	350,000	343,242
8.00%, 5/22/2032	200,000	186,702
8.25%, 2/28/2048	250,000	202,565
9.50%, 3/5/2036	510,000	480,067
9.75%, 2/16/2031	400,000	405,588
		1,618,164
KUWAIT — 0.5%
Kuwait International Government Bonds 3.50%, 3/20/2027	1,050,000	1,034,785

See accompanying notes to financial statements.
9

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
LEBANON — 0.2%
Lebanon Government International Bonds:
Series GMTN, 6.60%, 11/27/2026 (e)	$400,000	$75,190
Series GMTN, 6.65%, 2/26/2030 (e)	350,000	65,713
6.85%, 3/23/2027 (e)	325,000	60,986
Series EMTN, 6.85%, 5/25/2029 (e)	400,000	74,934
7.00%, 3/23/2032 (e)	250,000	46,875
		323,698
MEXICO — 2.8%
Mexico Government International Bonds:
3.25%, 4/16/2030	350,000	322,726
3.50%, 2/12/2034	200,000	168,740
3.75%, 4/19/2071	350,000	197,313
3.77%, 5/24/2061	250,000	147,293
4.40%, 2/12/2052	292,000	205,175
4.60%, 1/23/2046	200,000	150,856
4.75%, 4/27/2032	450,000	427,604
Series MTN, 4.75%, 3/8/2044	1,350,000	1,064,928
5.00%, 4/27/2051	200,000	155,430
5.40%, 2/9/2028	400,000	408,212
Series GMTN, 5.75%, 10/12/2110	150,000	118,698
6.00%, 5/7/2036	400,000	394,862
6.35%, 2/9/2035	400,000	409,215
6.88%, 5/13/2037	700,000	730,918
7.38%, 5/13/2055	300,000	310,099
Series MTN, 7.50%, 4/8/2033	250,000	277,651
		5,489,720
MOROCCO — 0.5%
Morocco Government International Bonds:
4.00%, 12/15/2050	428,000	291,577
5.95%, 3/8/2028	375,000	383,902
6.50%, 9/8/2033	300,000	316,456
		991,935
NIGERIA — 1.6%
Nigeria Government International Bonds:
6.13%, 9/28/2028	500,000	477,230
7.14%, 2/23/2030	300,000	285,430
7.38%, 9/28/2033	350,000	312,852
7.63%, 11/28/2047	600,000	478,837
7.70%, 2/23/2038	300,000	259,991
8.38%, 3/24/2029	500,000	503,802
8.75%, 1/21/2031	400,000	401,656
10.38%, 12/9/2034	400,000	421,256
		3,141,054
Security Description	Principal Amount	Value
OMAN — 2.1%
Oman Government International Bonds:
5.38%, 3/8/2027	$300,000	$303,115
5.63%, 1/17/2028	500,000	510,621
6.00%, 8/1/2029	746,000	780,334
6.25%, 1/25/2031	450,000	478,253
6.50%, 3/8/2047	400,000	404,946
6.75%, 10/28/2027	200,000	209,026
6.75%, 1/17/2048	510,000	526,954
7.00%, 1/25/2051 (a)	325,000	345,355
7.38%, 10/28/2032	520,000	589,084
		4,147,688
PAKISTAN — 0.4%
Pakistan Government International Bonds:
6.88%, 12/5/2027	450,000	424,839
7.38%, 4/8/2031	200,000	178,262
Pakistan Water & Power Development Authority 7.50%, 6/4/2031	200,000	159,660
		762,761
PANAMA — 2.5%
Panama Government International Bonds:
2.25%, 9/29/2032	525,000	400,655
3.16%, 1/23/2030	200,000	180,218
3.30%, 1/19/2033	250,000	203,728
3.87%, 7/23/2060	500,000	283,750
3.88%, 3/17/2028	200,000	193,830
4.30%, 4/29/2053	285,000	183,928
4.50%, 5/15/2047	360,000	248,476
4.50%, 4/16/2050	296,000	199,662
4.50%, 4/1/2056	315,000	204,619
4.50%, 1/19/2063	375,000	241,076
6.40%, 2/14/2035	300,000	292,108
6.70%, 1/26/2036	1,100,000	1,094,273
6.85%, 3/28/2054	325,000	297,851
6.88%, 1/31/2036	550,000	548,151
7.88%, 3/1/2057	300,000	306,235
		4,878,560
PARAGUAY — 0.4%
Paraguay Government International Bonds:
4.95%, 4/28/2031	200,000	198,782
5.40%, 3/30/2050	350,000	300,414
6.65%, 3/4/2055	200,000	200,993
		700,189
PERU — 2.6%
Peru Government International Bonds:
1.86%, 12/1/2032	100,000	79,948
2.78%, 1/23/2031	900,000	807,229

See accompanying notes to financial statements.
10

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.78%, 12/1/2060	$375,000	$202,015
3.00%, 1/15/2034	900,000	756,871
3.23%, 7/28/2121	400,000	214,744
3.30%, 3/11/2041	450,000	334,687
3.55%, 3/10/2051	350,000	240,316
5.38%, 2/8/2035	325,000	324,518
5.50%, 3/30/2036	280,000	280,487
5.63%, 11/18/2050	655,000	623,182
5.88%, 8/8/2054	375,000	362,258
6.20%, 6/30/2055	200,000	200,997
8.75%, 11/21/2033	515,000	629,252
		5,056,504
PHILIPPINES — 3.8%
Philippines Government International Bonds:
2.46%, 5/5/2030	657,000	600,323
2.65%, 12/10/2045	375,000	242,310
2.95%, 5/5/2045	600,000	409,198
3.20%, 7/6/2046	550,000	386,021
3.70%, 3/1/2041	561,000	454,699
3.75%, 1/14/2029	641,000	629,096
3.95%, 1/20/2040	488,000	420,443
4.75%, 3/5/2035	250,000	245,315
5.00%, 7/17/2033	600,000	606,368
5.50%, 2/4/2035	500,000	519,812
5.50%, 1/17/2048	300,000	292,959
5.60%, 5/14/2049	300,000	295,095
5.90%, 2/4/2050	300,000	307,180
6.38%, 10/23/2034	676,000	743,660
7.75%, 1/14/2031	400,000	464,695
9.50%, 2/2/2030	400,000	482,642
ROP Sukuk Trust 5.05%, 6/6/2029	200,000	204,268
		7,304,084
POLAND — 3.2%
Bank Gospodarstwa Krajowego:
5.38%, 5/22/2033 (a)	250,000	251,947
5.75%, 7/9/2034	300,000	308,531
6.25%, 10/31/2028	200,000	210,499
6.25%, 7/9/2054 (a)	600,000	593,567
Republic of Poland Government International Bonds:
4.63%, 3/18/2029	300,000	303,926
4.88%, 2/12/2030	710,000	723,229
4.88%, 10/4/2033	400,000	397,745
5.13%, 9/18/2034	400,000	401,432
5.38%, 2/12/2035	875,000	892,114
5.50%, 11/16/2027	500,000	515,242
5.50%, 4/4/2053	550,000	511,377
5.50%, 3/18/2054	725,000	672,139
5.75%, 11/16/2032	450,000	475,013
		6,256,761
Security Description	Principal Amount	Value
QATAR — 3.7%
Qatar Government International Bonds:
3.75%, 4/16/2030	$400,000	$391,801
4.00%, 3/14/2029	1,000,000	991,820
4.40%, 4/16/2050	1,150,000	972,927
4.50%, 2/27/2028	200,000	202,018
4.50%, 4/23/2028	850,000	859,027
4.63%, 5/29/2029	300,000	304,244
4.63%, 6/2/2046	500,000	446,500
4.75%, 5/29/2034 (a)	400,000	406,765
4.82%, 3/14/2049	750,000	672,530
4.88%, 2/27/2035 (a)	850,000	866,048
5.10%, 4/23/2048	1,050,000	989,680
		7,103,360
ROMANIA — 2.4%
Romania Government International Bonds:
3.00%, 2/14/2031	400,000	342,050
3.63%, 3/27/2032	138,000	118,312
4.00%, 2/14/2051 (a)	350,000	218,635
5.13%, 6/15/2048	570,000	438,042
5.25%, 11/25/2027	160,000	160,133
5.75%, 3/24/2035	528,000	487,566
5.88%, 1/30/2029	474,000	477,243
6.00%, 5/25/2034	250,000	239,724
6.38%, 1/30/2034 (a)	300,000	293,807
6.63%, 2/17/2028	670,000	692,139
7.13%, 1/17/2033	524,000	545,177
7.50%, 2/10/2037	250,000	259,450
7.63%, 1/17/2053 (a)	300,000	303,109
		4,575,387
SAUDI ARABIA — 3.9%
KSA Sukuk Ltd.:
3.63%, 4/20/2027	200,000	197,036
5.25%, 6/4/2027	200,000	202,912
5.25%, 6/4/2030	250,000	257,755
Saudi Government International Bonds:
3.25%, 10/26/2026	250,000	245,913
3.25%, 10/22/2030	200,000	187,327
3.45%, 2/2/2061	300,000	185,518
3.63%, 3/4/2028	550,000	539,578
3.75%, 1/21/2055	200,000	136,179
4.50%, 4/17/2030	200,000	199,701
4.50%, 10/26/2046	664,000	546,860
4.50%, 4/22/2060	225,000	175,154
4.63%, 10/4/2047	200,000	166,379
4.75%, 1/18/2028	550,000	553,872
4.75%, 1/16/2030	400,000	403,540
4.88%, 7/18/2033	425,000	426,044
5.00%, 1/16/2034 (a)	1,100,000	1,101,375
5.00%, 4/17/2049	300,000	260,688
5.00%, 1/18/2053	200,000	170,303

See accompanying notes to financial statements.
11

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.13%, 1/13/2028	$225,000	$228,549
5.38%, 1/13/2031	500,000	517,987
5.50%, 10/25/2032	325,000	338,286
5.75%, 1/16/2054	400,000	381,739
SRC Sukuk Ltd. 5.38%, 2/27/2035	200,000	202,515
		7,625,210
SENEGAL — 0.2%
Senegal Government International Bonds:
6.25%, 5/23/2033	200,000	131,416
6.75%, 3/13/2048	200,000	120,204
7.75%, 6/10/2031	200,000	146,301
		397,921
SERBIA — 0.4%
Serbia International Bonds:
2.13%, 12/1/2030	200,000	168,648
6.00%, 6/12/2034 (a)	300,000	302,383
6.50%, 9/26/2033 (a)	350,000	368,834
		839,865
SOUTH AFRICA — 2.0%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	600,000	579,666
4.85%, 9/30/2029	375,000	361,177
5.00%, 10/12/2046	250,000	174,595
5.38%, 7/24/2044	600,000	458,175
5.65%, 9/27/2047	300,000	226,209
5.75%, 9/30/2049	500,000	375,293
5.88%, 6/22/2030	350,000	348,644
5.88%, 4/20/2032	200,000	195,580
6.30%, 6/22/2048	350,000	283,177
7.10%, 11/19/2036	600,000	595,547
7.30%, 4/20/2052	300,000	270,479
		3,868,542
SRI LANKA — 0.8%
Sri Lanka Government International Bonds:
3.10%, 1/15/2030 (b) (c),(c)	448,795	399,428
3.35%, 3/15/2033 (b) (c),(c)	472,815	381,028
3.60%, 6/15/2035 (b) (c),(c)	246,140	168,968
3.60%, 2/15/2038 (b) (c),(c)	466,774	378,379
4.00%, 4/15/2028 (b)	139,889	131,145
		1,458,948
TRINIDAD AND TOBAGO — 0.2%
Trinidad & Tobago Government International Bonds 4.50%, 6/26/2030	350,000	328,912
Security Description	Principal Amount	Value
TURKEY — 4.9%
Hazine Mustesarligi Varlik Kiralama AS:
6.50%, 4/26/2030	$300,000	$298,702
8.51%, 1/14/2029	650,000	692,992
9.76%, 11/13/2025	200,000	203,385
Republic of Turkiye 6.50%, 1/3/2035	690,000	650,784
Turkiye Government International Bonds:
4.88%, 4/16/2043	250,000	176,316
5.75%, 5/11/2047	300,000	224,796
5.95%, 1/15/2031	450,000	433,141
6.00%, 3/25/2027	598,000	601,098
6.00%, 1/14/2041	400,000	329,209
6.13%, 10/24/2028	300,000	300,710
6.50%, 9/20/2033	550,000	526,292
6.63%, 2/17/2045	625,000	531,602
7.13%, 2/12/2032	700,000	701,259
7.13%, 7/17/2032	350,000	350,131
7.25%, 5/29/2032	400,000	401,759
7.63%, 4/26/2029	325,000	339,625
7.63%, 5/15/2034	200,000	204,910
8.00%, 2/14/2034	100,000	106,342
8.60%, 9/24/2027	450,000	476,567
9.13%, 7/13/2030	250,000	277,117
9.38%, 3/14/2029	350,000	385,466
9.38%, 1/19/2033	500,000	564,893
9.88%, 1/15/2028	650,000	710,064
		9,487,160
UKRAINE — 0.8%
Ukraine Government International Bonds:
1.75%, 2/1/2034 (c)	900,000	462,233
1.75%, 2/1/2035 (c)	975,000	491,958
1.75%, 2/1/2036 (c)	600,000	292,680
3.00%, 2/1/2035 (c)	775,000	357,101
		1,603,972
UNITED ARAB EMIRATES — 3.1%
Abu Dhabi Government International Bonds:
2.50%, 9/30/2029	500,000	468,219
3.13%, 10/11/2027	300,000	294,098
3.13%, 4/16/2030	650,000	621,643
3.88%, 4/16/2050	850,000	659,790
4.88%, 4/30/2029	200,000	205,195
5.00%, 4/30/2034	800,000	830,818
5.50%, 4/30/2054 (a)	550,000	547,992
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	350,000	247,639
Finance Department Government of Sharjah:
6.13%, 3/6/2036	200,000	201,040
6.50%, 11/23/2032	200,000	208,480

See accompanying notes to financial statements.
12

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Sharjah Sukuk Program Ltd.:
Series EMTN, 4.23%, 3/14/2028	$200,000	$196,201
5.43%, 4/17/2035	300,000	298,470
UAE International Government Bonds:
2.00%, 10/19/2031 (a)	250,000	219,970
4.05%, 7/7/2032	600,000	591,095
4.95%, 7/7/2052	350,000	319,333
		5,909,983
URUGUAY — 1.8%
Oriental Republic of Uruguay 5.25%, 9/10/2060	174,378	157,863
Uruguay Government International Bonds:
4.38%, 1/23/2031	700,000	698,273
4.98%, 4/20/2055	600,000	531,632
5.10%, 6/18/2050	970,000	894,848
5.44%, 2/14/2037	399,661	409,771
5.75%, 10/28/2034	340,000	358,865
7.63%, 3/21/2036	300,000	357,762
		3,409,014
ZAMBIA — 0.3%
Zambia Government International Bonds:
0.50%, 12/31/2053	330,000	226,706
5.75%, 6/30/2033 (c)	282,824	259,537
		486,243
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $171,053,551)		166,222,455
Shares
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	1,218,049	1,218,049
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	8,954,044	$8,954,044
TOTAL SHORT-TERM INVESTMENTS (Cost $10,172,093)		10,172,093
TOTAL INVESTMENTS — 103.1% (Cost $205,137,567)		199,766,034
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(6,065,250)
NET ASSETS — 100.0%		$193,700,784
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures (short)	(2)	09/19/2025	$(223,719)	$(224,252)	$(533)

During the year ended June 30, 2025, the average notional value related to long futures contracts was $1,061,976 and short futures contracts was $1,699,481.
See accompanying notes to financial statements.
13

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$23,371,486	$—	$23,371,486
Foreign Government Obligations	—	166,222,455	—	166,222,455
Short-Term Investments	10,172,093	—	—	10,172,093
TOTAL INVESTMENTS	$10,172,093	$189,593,941	$—	$199,766,034
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(533)	$—	$—	$(533)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(533)	$—	$—	$(533)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	449,082	$449,216	$10,719,422	$11,168,638	$15	$(15)	—	$—	$6,258
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	58,217,684	56,999,635	—	—	1,218,049	1,218,049	32,021
State Street Navigator Securities Lending Portfolio II	2,940,500	2,940,500	79,089,301	73,075,757	—	—	8,954,044	8,954,044	20,846
Total		$3,389,716	$148,026,407	$141,244,030	$15	$(15)		$10,172,093	$59,125
See accompanying notes to financial statements.
14

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 73.1%
AEROSPACE & DEFENSE — 0.3%
General Electric Co. Series MTN, 3 mo. USD Term SOFR + 0.64%, 4.90%, 5/5/2026 (a)	$9,909,000	$9,916,828
AGRICULTURE — 0.3%
Cargill, Inc. SOFR + 0.61%, 4.97%, 2/11/2028 (a) (b)	3,385,000	3,388,622
Philip Morris International, Inc. SOFR + 0.83%, 5.19%, 4/28/2028 (a)	3,855,000	3,869,649
		7,258,271
AUTO MANUFACTURERS — 9.9%
American Honda Finance Corp.:
Series MTN, SOFR + 0.50%, 4.85%, 10/10/2025 (a)	1,613,000	1,613,145
SOFR + 0.55%, 4.91%, 5/11/2026 (a)	3,400,000	3,400,340
Series MTN, SOFR + 0.55%, 4.92%, 5/21/2026 (a)	5,500,000	5,502,805
Series MTN, SOFR + 0.62%, 5.02%, 12/11/2026 (a)	5,754,000	5,758,143
Series GMTN, SOFR + 0.71%, 5.05%, 1/9/2026 (a)	5,372,000	5,377,050
Series GMTN, SOFR + 0.71%, 5.05%, 7/9/2027 (a)	6,900,000	6,890,271
Series GMTN, SOFR + 0.72%, 5.06%, 10/5/2026 (a)	5,675,000	5,677,497
Series GMTN, SOFR + 0.72%, 5.07%, 10/22/2027 (a)	3,500,000	3,497,025
Series GMTN, SOFR + 0.79%, 5.13%, 10/3/2025 (a)	3,598,000	3,601,274
SOFR + 0.77%, 5.17%, 3/12/2027 (a)	3,885,000	3,886,748
SOFR + 0.82%, 5.21%, 3/3/2028 (a)	6,789,000	6,780,378
SOFR + 0.92%, 5.27%, 1/12/2026 (a)	3,274,000	3,281,268
BMW U.S. Capital LLC:
SOFR + 0.55%, 4.89%, 4/2/2026 (a) (b)	6,410,000	6,412,372
SOFR + 0.62%, 4.98%, 8/11/2025 (a) (b) (c)	5,968,000	5,969,552
SOFR + 0.80%, 5.17%, 8/13/2026 (a) (b)	8,300,000	8,330,959
SOFR + 0.78%, 5.19%, 3/19/2027 (a) (b)	6,160,000	6,150,575
Security Description	Principal Amount	Value
SOFR + 0.92%, 5.29%, 8/13/2027 (a) (b)	$2,730,000	$2,736,470
SOFR + 0.92%, 5.33%, 3/21/2028 (a) (b)	7,000,000	6,990,130
Daimler Truck Finance North America LLC:
SOFR + 0.84%, 5.18%, 1/13/2028 (a) (b)	2,775,000	2,768,951
SOFR + 0.96%, 5.37%, 9/25/2027 (a) (b)	3,750,000	3,751,613
Ford Motor Credit Co. LLC:
SOFR + 1.45%, 5.81%, 11/5/2026 (a)	3,974,000	3,952,302
SOFR + 2.03%, 6.44%, 3/20/2028 (a)	3,700,000	3,648,681
General Motors Financial Co., Inc.:
SOFR + 1.05%, 5.40%, 7/15/2027 (a)	3,758,000	3,746,576
SOFR + 1.04%, 5.42%, 2/26/2027 (a)	3,654,000	3,644,682
SOFR + 1.17%, 5.53%, 4/4/2028 (a)	2,650,000	2,630,788
SOFR + 1.29%, 5.63%, 1/7/2030 (a)	2,800,000	2,740,164
SOFR + 1.35%, 5.71%, 5/8/2027 (a) (c)	3,675,000	3,672,611
Hyundai Capital America:
SOFR + 0.92%, 5.26%, 1/7/2028 (a) (b)	5,600,000	5,573,904
SOFR + 0.99%, 5.40%, 3/25/2027 (a) (b)	5,750,000	5,742,985
SOFR + 1.03%, 5.44%, 9/24/2027 (a) (b)	7,050,000	7,034,419
SOFR + 1.04%, 5.45%, 3/19/2027 (a) (b)	5,032,000	5,029,283
SOFR + 1.04%, 5.45%, 6/24/2027 (a) (b)	7,390,000	7,382,906
SOFR + 1.15%, 5.51%, 8/4/2025 (a) (b)	2,932,000	2,933,143
SOFR + 1.12%, 5.53%, 6/23/2027 (a) (b)	3,000,000	3,002,730
SOFR + 1.32%, 5.68%, 11/3/2025 (a) (b)	1,250,000	1,252,600
SOFR + 1.35%, 5.76%, 3/27/2030 (a) (b)	4,775,000	4,746,254
SOFR + 1.50%, 5.85%, 1/8/2027 (a) (b)	3,243,000	3,261,907
Mercedes-Benz Finance North America LLC:
SOFR + 0.57%, 4.93%, 8/1/2025 (a) (b)	4,271,000	4,271,683
SOFR + 0.63%, 4.98%, 7/31/2026 (a) (b)	6,282,000	6,280,241
SOFR + 0.67%, 5.01%, 1/9/2026 (a) (b) (c)	6,540,000	6,540,981

See accompanying notes to financial statements.
15

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 0.78%, 5.19%, 4/1/2027 (a) (b) (c)	$7,000,000	$6,988,310
SOFR + 0.85%, 5.22%, 11/15/2027 (a) (b)	6,550,000	6,549,607
SOFR + 0.93%, 5.34%, 3/31/2028 (a) (b)	4,000,000	3,992,600
Toyota Motor Credit Corp.:
SOFR + 0.47%, 4.81%, 1/8/2027 (a)	4,050,000	4,045,667
SOFR + 0.45%, 4.82%, 5/15/2026 (a) (c)	7,428,000	7,431,565
Series MTN, SOFR + 0.65%, 4.99%, 1/5/2026 (a)	4,888,000	4,896,847
Series MTN, SOFR + 0.65%, 5.05%, 9/11/2025 (a)	3,928,000	3,929,650
Series MTN, SOFR + 0.65%, 5.06%, 3/19/2027 (a)	10,425,000	10,434,591
SOFR + 0.71%, 5.08%, 5/14/2027 (a)	8,000,000	8,019,040
SOFR + 0.77%, 5.13%, 8/7/2026 (a)	9,635,000	9,671,998
SOFR + 0.89%, 5.26%, 5/18/2026 (a)	2,972,000	2,984,453
Volkswagen Group of America Finance LLC:
SOFR + 0.83%, 5.24%, 3/20/2026 (a) (b)	6,200,000	6,198,326
SOFR + 0.93%, 5.33%, 9/12/2025 (a) (b)	4,555,000	4,557,596
SOFR + 1.06%, 5.43%, 8/14/2026 (a) (b)	4,200,000	4,207,308
SOFR + 1.06%, 5.47%, 3/25/2027 (a) (b)	3,900,000	3,895,164
		273,268,128
AUTO PARTS & EQUIPMENT — 0.1%
LG Energy Solution Ltd. SOFR + 1.70%, 6.04%, 4/2/2030 (a) (b)	3,000,000	2,997,120
BANKS — 44.6%
ABN AMRO Bank NV:
SOFR + 1.00%, 5.39%, 12/3/2028 (a) (b)	5,160,000	5,156,904
SOFR + 1.78%, 6.18%, 9/18/2027 (a) (b)	5,415,000	5,474,294
ABN AMRO BANK NV SOFR + 0.75%, 5.16%, 7/7/2028 (a)	5,000,000	5,003,250
Australia & New Zealand Banking Group Ltd.:
SOFR + 0.47%, 4.88%, 12/16/2026 (a) (b)	3,350,000	3,353,451
SOFR + 0.56%, 4.97%, 3/18/2026 (a) (b) (c)	12,815,000	12,833,069
SOFR + 0.64%, 4.98%, 10/3/2025 (a) (b)	7,240,000	7,245,792
Security Description	Principal Amount	Value
SOFR + 0.62%, 5.03%, 6/18/2028 (a) (b) (c)	$7,000,000	$7,005,110
SOFR + 0.68%, 5.03%, 7/16/2027 (a) (b) (c)	13,523,000	13,579,391
SOFR + 0.65%, 5.07%, 9/30/2027 (a) (b)	6,650,000	6,665,361
SOFR + 0.81%, 5.16%, 1/18/2027 (a) (b)	7,659,000	7,700,818
SOFR + 0.85%, 5.26%, 12/16/2029 (a) (b) (c)	8,800,000	8,876,032
Banco Santander SA:
SOFR + 1.12%, 5.47%, 7/15/2028 (a)	7,250,000	7,267,617
SOFR + 1.38%, 5.78%, 3/14/2028 (a)	4,125,000	4,150,451
Bank of America Corp.:
Series FRN, SOFR + 0.83%, 5.18%, 1/24/2029 (a) (c)	7,523,000	7,512,167
SOFR + 0.97%, 5.32%, 7/22/2027 (a)	3,805,000	3,819,801
3 mo. USD Term SOFR + 1.02%, 5.34%, 9/15/2026 (a)	2,509,000	2,508,599
Series MTN, SOFR + 1.05%, 5.41%, 2/4/2028 (a) (c)	4,383,000	4,422,710
SOFR + 1.11%, 5.47%, 5/9/2029 (a) (c)	8,550,000	8,591,382
SOFR + 1.35%, 5.75%, 9/15/2027 (a)	5,957,000	6,007,515
Bank of America NA:
SOFR + 0.78%, 5.15%, 8/18/2025 (a)	2,945,000	2,946,178
SOFR + 1.02%, 5.39%, 8/18/2026 (a)	5,907,000	5,942,974
Bank of Montreal:
Series MTN, SOFR + 0.62%, 5.02%, 9/15/2026 (a)	4,268,000	4,272,652
SOFR + 0.76%, 5.15%, 6/4/2027 (a)	4,688,000	4,696,157
SOFR + 0.86%, 5.22%, 1/27/2029 (a)	3,055,000	3,045,041
SOFR + 0.88%, 5.27%, 9/10/2027 (a)	6,100,000	6,117,080
SOFR + 0.95%, 5.36%, 9/25/2025 (a)	2,473,000	2,476,561
SOFR + 1.16%, 5.56%, 12/11/2026 (a)	3,595,000	3,624,767
SOFR + 1.33%, 5.72%, 6/5/2026 (a)	4,146,000	4,178,588
Bank of New York Mellon SOFR + 0.71%, 5.06%, 4/20/2027 (a)	4,261,000	4,269,053
Bank of New York Mellon Corp.:
SOFR + 0.68%, 5.07%, 6/9/2028 (a)	6,000,000	6,003,720

See accompanying notes to financial statements.
16

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 0.83%, 5.18%, 7/21/2028 (a)	$3,250,000	$3,259,588
Bank of New Zealand SOFR + 0.81%, 5.17%, 1/27/2027 (a) (b)	4,075,000	4,084,128
Bank of Nova Scotia:
SOFR + 0.55%, 4.93%, 3/2/2026 (a)	3,248,000	3,251,118
SOFR + 0.61%, 5.01%, 9/15/2026 (a)	2,504,000	2,506,980
Series GMTN, SOFR + 0.78%, 5.17%, 6/4/2027 (a) (c)	3,780,000	3,786,615
SOFR + 0.89%, 5.26%, 2/14/2029 (a)	4,225,000	4,212,072
SOFR + 1.00%, 5.39%, 9/8/2028 (a)	5,867,000	5,889,060
Series GMTN, SOFR + 1.08%, 5.44%, 8/1/2029 (a) (c)	3,059,000	3,064,567
Banque Federative du Credit Mutuel SA:
SOFR + 1.07%, 5.44%, 2/16/2028 (a) (b)	5,269,000	5,296,293
SOFR + 1.13%, 5.48%, 1/23/2027 (a) (b)	1,280,000	1,287,450
SOFR + 1.23%, 5.58%, 1/22/2030 (a) (b)	6,650,000	6,666,226
SOFR + 1.40%, 5.74%, 7/13/2026 (a) (b)	1,785,000	1,798,334
Barclays PLC:
SOFR + 1.49%, 5.89%, 3/12/2028 (a)	5,250,000	5,289,690
SOFR + 1.88%, 6.28%, 9/13/2027 (a)	2,600,000	2,634,684
BNP Paribas SA SOFR + 1.43%, 5.84%, 5/9/2029 (a) (b)	3,762,000	3,794,240
BPCE SA:
SOFR + 0.96%, 5.37%, 9/25/2025 (a) (b)	2,428,000	2,430,865
SOFR + 1.98%, 6.33%, 10/19/2027 (a) (b)	5,915,000	6,005,026
Canadian Imperial Bank of Commerce:
SOFR + 0.72%, 5.06%, 1/13/2028 (a)	4,000,000	3,987,360
SOFR + 0.93%, 5.33%, 9/11/2027 (a) (c)	5,450,000	5,470,274
SOFR + 0.94%, 5.35%, 6/28/2027 (a) (c)	5,488,000	5,509,568
SOFR + 1.03%, 5.44%, 3/30/2029 (a)	3,550,000	3,552,414
SOFR + 1.22%, 5.56%, 10/2/2026 (a)	3,194,000	3,219,935
Security Description	Principal Amount	Value
Citibank NA:
SOFR + 0.59%, 4.95%, 4/30/2026 (a)	$9,425,000	$9,422,738
SOFR + 0.71%, 5.07%, 8/6/2026 (a)	10,885,000	10,911,124
SOFR + 0.71%, 5.08%, 11/19/2027 (a)	9,380,000	9,381,313
SOFR + 0.78%, 5.17%, 5/29/2027 (a)	10,000,000	10,027,700
SOFR + 0.81%, 5.22%, 9/29/2025 (a)	7,225,000	7,228,540
SOFR + 1.06%, 5.45%, 12/4/2026 (a)	5,100,000	5,129,784
SOFR + 1.12%, 5.50%, 5/29/2030 (a) (c)	4,000,000	4,033,840
Citigroup, Inc.:
SOFR + 0.77%, 5.16%, 6/9/2027 (a)	5,324,000	5,327,301
SOFR + 0.87%, 5.26%, 3/4/2029 (a)	7,930,000	7,906,527
SOFR + 1.14%, 5.51%, 5/7/2028 (a)	8,269,000	8,308,609
SOFR + 1.28%, 5.66%, 2/24/2028 (a)	5,394,000	5,431,273
3 mo. USD Term SOFR + 1.51%, 5.81%, 7/1/2026 (a)	5,944,000	5,944,000
Commonwealth Bank of Australia:
SOFR + 0.46%, 4.85%, 11/27/2026 (a) (b)	7,950,000	7,958,268
SOFR + 0.52%, 4.93%, 6/15/2026 (a) (b) (c)	2,912,000	2,915,727
SOFR + 0.63%, 5.04%, 9/12/2025 (a) (b)	6,437,000	6,441,120
SOFR + 0.64%, 5.05%, 3/14/2028 (a) (b) (c)	12,751,000	12,791,038
SOFR + 0.75%, 5.16%, 3/13/2026 (a) (b)	4,466,000	4,478,728
SOFR + 0.81%, 5.22%, 3/14/2030 (a) (b) (c)	14,500,000	14,576,705
SOFR + 0.97%, 5.38%, 3/14/2027 (a) (b)	2,235,000	2,253,014
Cooperatieve Rabobank UA:
SOFR + 0.60%, 4.95%, 1/21/2028 (a)	2,750,000	2,750,303
SOFR + 0.59%, 4.97%, 5/27/2027 (a) (c)	4,000,000	4,006,800
SOFR + 0.62%, 5.00%, 8/28/2026 (a)	8,000,000	8,021,520
SOFR + 0.71%, 5.05%, 1/9/2026 (a)	7,350,000	7,364,626
SOFR + 0.71%, 5.10%, 3/5/2027 (a)	6,975,000	7,000,947
SOFR + 0.89%, 5.24%, 10/17/2029 (a)	4,290,000	4,302,570

See accompanying notes to financial statements.
17

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Credit Agricole SA:
SOFR + 0.87%, 5.27%, 3/11/2027 (a) (b)	$5,000,000	$5,011,900
SOFR + 1.13%, 5.47%, 1/9/2029 (a) (b) (c)	6,000,000	6,004,740
SOFR + 1.21%, 5.61%, 9/11/2028 (a) (b) (c)	5,500,000	5,517,215
SOFR + 1.29%, 5.63%, 7/5/2026 (a) (b) (c)	5,100,000	5,135,496
DBS Group Holdings Ltd.:
SOFR + 0.60%, 5.01%, 3/21/2028 (a) (b) (c)	9,715,000	9,727,144
SOFR + 0.61%, 5.01%, 9/12/2025 (a) (b)	8,140,000	8,141,872
SOFR + 0.65%, 5.06%, 3/21/2030 (a) (b) (c)	5,775,000	5,772,748
Deutsche Bank AG:
SOFR + 1.21%, 5.56%, 1/10/2029 (a) (c)	6,225,000	6,214,231
SOFR + 1.22%, 5.59%, 11/16/2027 (a)	1,900,000	1,900,285
Federation des Caisses Desjardins du Quebec SOFR + 0.63%, 4.98%, 1/27/2027 (a) (b) (c)	6,000,000	6,000,960
Fifth Third Bank NA SOFR + 0.81%, 5.17%, 1/28/2028 (a)	3,000,000	2,991,780
Goldman Sachs Bank USA:
SOFR + 0.75%, 5.12%, 5/21/2027 (a)	9,366,000	9,374,710
SOFR + 0.77%, 5.17%, 3/18/2027 (a) (c)	8,309,000	8,317,309
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 5.18%, 12/9/2026 (a)	2,890,000	2,892,919
SOFR + 0.81%, 5.20%, 3/9/2027 (a)	4,923,000	4,929,006
SOFR + 0.82%, 5.21%, 9/10/2027 (a)	3,602,000	3,603,621
SOFR + 0.92%, 5.27%, 10/21/2027 (a)	4,047,000	4,054,123
SOFR + 1.07%, 5.43%, 8/10/2026 (a)	3,894,000	3,897,154
SOFR + 1.12%, 5.50%, 2/24/2028 (a)	1,258,000	1,262,868
SOFR + 1.29%, 5.64%, 4/23/2028 (a)	4,948,000	4,981,448
SOFR + 1.85%, 6.25%, 3/15/2028 (a)	4,434,000	4,502,195
Series GMTN, 3 mo. USD Term SOFR + 2.01%, 6.29%, 10/28/2027 (a)	8,210,000	8,343,412
HSBC Holdings PLC:
SOFR + 1.04%, 5.41%, 11/19/2028 (a) (c)	5,950,000	5,949,643
Security Description	Principal Amount	Value
SOFR + 1.03%, 5.42%, 3/3/2029 (a)	$8,750,000	$8,736,087
SOFR + 1.57%, 5.93%, 8/14/2027 (a)	7,500,000	7,574,250
3 mo. USD Term SOFR + 1.64%, 5.97%, 9/12/2026 (a)	5,800,000	5,813,224
HSBC USA, Inc.:
SOFR + 0.96%, 5.35%, 3/4/2027 (a)	4,208,000	4,230,302
SOFR + 0.97%, 5.36%, 6/3/2028 (a)	3,500,000	3,508,085
Huntington National Bank SOFR + 0.72%, 5.06%, 4/12/2028 (a) (c)	4,400,000	4,392,388
ING Groep NV:
SOFR + 1.01%, 5.42%, 4/1/2027 (a)	4,263,000	4,274,340
SOFR + 1.01%, 5.42%, 3/25/2029 (a)	7,550,000	7,551,208
SOFR + 1.56%, 5.96%, 9/11/2027 (a)	5,080,000	5,128,108
JPMorgan Chase & Co.:
Series FRN, SOFR + 0.80%, 5.15%, 1/24/2029 (a) (c)	8,675,000	8,666,412
SOFR + 0.77%, 5.17%, 9/22/2027 (a) (c)	5,920,000	5,930,893
SOFR + 0.86%, 5.21%, 10/22/2028 (a) (c)	5,171,000	5,183,462
SOFR + 0.89%, 5.24%, 4/22/2027 (a)	4,873,000	4,884,598
SOFR + 0.92%, 5.27%, 4/22/2028 (a)	8,483,000	8,513,539
SOFR + 0.93%, 5.28%, 7/22/2028 (a) (c)	8,060,000	8,089,661
SOFR + 1.20%, 5.55%, 1/23/2028 (a)	5,875,000	5,921,647
SOFR + 1.18%, 5.56%, 2/24/2028 (a) (c)	6,726,000	6,781,759
JPMorgan Chase Bank NA SOFR + 1.00%, 5.39%, 12/8/2026 (a)	8,905,000	8,978,822
Lloyds Banking Group PLC:
SOFR + 1.06%, 5.43%, 11/26/2028 (a) (c)	7,850,000	7,867,505
SOFR + 1.06%, 5.45%, 6/13/2029 (a)	5,000,000	5,000,200
SOFR + 1.56%, 5.92%, 8/7/2027 (a) (c)	5,075,000	5,116,108
SOFR + 1.58%, 5.92%, 1/5/2028 (a)	2,750,000	2,777,308
Macquarie Bank Ltd.:
SOFR + 0.74%, 5.15%, 6/12/2028 (a) (b) (c)	9,000,000	9,009,090
SOFR + 0.92%, 5.26%, 7/2/2027 (a) (b)	8,085,000	8,132,863

See accompanying notes to financial statements.
18

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.20%, 5.60%, 12/7/2026 (a) (b)	$3,157,000	$3,181,277
SOFR + 1.24%, 5.65%, 6/15/2026 (a) (b)	2,664,000	2,679,052
Macquarie Group Ltd. SOFR + 0.92%, 5.34%, 9/23/2027 (a) (b)	6,059,000	6,070,573
Morgan Stanley:
Series MTN, SOFR + 1.02%, 5.37%, 4/13/2028 (a) (c)	8,876,000	8,922,244
SOFR + 1.38%, 5.73%, 4/12/2029 (a) (c)	2,875,000	2,908,005
Morgan Stanley Bank NA:
SOFR + 0.69%, 5.03%, 10/15/2027 (a)	10,775,000	10,781,034
SOFR + 0.90%, 5.24%, 1/12/2029 (a)	5,800,000	5,805,220
SOFR + 0.87%, 5.25%, 5/26/2028 (a) (c)	7,750,000	7,767,282
SOFR + 0.94%, 5.29%, 7/14/2028 (a)	9,500,000	9,536,100
SOFR + 1.08%, 5.43%, 1/14/2028 (a)	6,245,000	6,282,220
SOFR + 1.17%, 5.52%, 10/30/2026 (a)	3,320,000	3,346,261
National Australia Bank Ltd.:
SOFR + 0.55%, 4.91%, 1/29/2026 (a) (b)	2,560,000	2,560,538
SOFR + 0.60%, 4.96%, 10/26/2027 (a) (b)	10,050,000	10,062,562
SOFR + 0.65%, 5.00%, 1/12/2027 (a) (b)	5,080,000	5,092,802
SOFR + 0.62%, 5.02%, 6/11/2027 (a) (b)	10,650,000	10,676,305
SOFR + 0.65%, 5.05%, 12/10/2025 (a) (b)	4,390,000	4,395,839
SOFR + 0.65%, 5.06%, 6/13/2028 (a) (b)	7,000,000	7,009,100
SOFR + 0.79%, 5.14%, 1/14/2030 (a) (b) (c)	7,250,000	7,291,470
National Bank of Canada SOFR + 1.03%, 5.37%, 7/2/2027 (a)	3,250,000	3,256,923
National Securities Clearing Corp. SOFR + 0.57%, 4.94%, 5/20/2027 (a) (b)	4,000,000	4,006,120
NatWest Group PLC:
SOFR + 1.10%, 5.47%, 5/23/2029 (a)	3,000,000	3,001,020
SOFR + 1.25%, 5.63%, 3/1/2028 (a)	3,070,000	3,082,986
SOFR + 1.30%, 5.66%, 11/15/2028 (a)	7,118,000	7,169,748
NatWest Markets PLC:
SOFR + 0.76%, 5.17%, 9/29/2026 (a) (b)	2,435,000	2,438,726
Security Description	Principal Amount	Value
SOFR + 0.90%, 5.27%, 5/17/2027 (a) (b)	$4,535,000	$4,553,412
SOFR + 0.95%, 5.36%, 3/21/2028 (a) (b) (c)	4,150,000	4,152,449
SOFR + 1.14%, 5.51%, 5/17/2029 (a) (b)	3,176,000	3,193,881
SOFR + 1.19%, 5.60%, 3/21/2030 (a) (b)	4,350,000	4,350,740
NongHyup Bank SOFR + 0.80%, 5.15%, 7/22/2027 (a)	3,200,000	3,210,816
Nordea Bank Abp:
SOFR + 0.70%, 5.10%, 3/17/2028 (a) (b) (c)	3,250,000	3,253,185
SOFR + 0.74%, 5.15%, 3/19/2027 (a) (b) (c)	6,501,000	6,529,734
SOFR + 1.02%, 5.41%, 9/10/2029 (a) (b)	2,250,000	2,260,058
PNC Bank NA SOFR + 0.50%, 4.85%, 1/15/2027 (a) (c)	5,047,000	5,048,867
Royal Bank of Canada:
Series MTN, SOFR + 0.46%, 4.82%, 8/3/2026 (a) (c)	300,000	300,102
Series GMTN, SOFR + 0.53%, 4.87%, 1/20/2026 (a)	3,036,000	3,038,945
Series GMTN, SOFR + 0.57%, 4.93%, 4/27/2026 (a)	3,708,000	3,714,229
Series GMTN, SOFR + 0.59%, 4.95%, 11/2/2026 (a)	4,762,000	4,768,524
Series GMTN, SOFR + 0.71%, 5.06%, 1/21/2027 (a)	2,939,000	2,945,613
Series GMTN, SOFR + 0.72%, 5.07%, 10/18/2027 (a)	8,060,000	8,067,657
Series GMTN, SOFR + 0.79%, 5.14%, 7/23/2027 (a)	7,970,000	7,988,889
Series GMTN, SOFR + 0.83%, 5.18%, 1/24/2029 (a) (c)	6,893,000	6,880,248
Series GMTN, SOFR + 0.86%, 5.21%, 10/18/2028 (a)	4,225,000	4,229,394
Series GMTN, SOFR + 0.82%, 5.23%, 3/27/2028 (a) (c)	6,920,000	6,922,768
Series GMTN, SOFR + 0.95%, 5.30%, 1/19/2027 (a)	11,291,000	11,344,181
Series GMTN, SOFR + 1.08%, 5.42%, 1/12/2026 (a)	2,947,000	2,958,759

See accompanying notes to financial statements.
19

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.08%, 5.43%, 7/20/2026 (a)	$3,915,000	$3,941,152
Santander Holdings USA, Inc. SOFR + 1.61%, 6.02%, 3/20/2029 (a) (c)	4,000,000	4,029,360
Skandinaviska Enskilda Banken AB:
SOFR + 0.75%, 5.14%, 6/2/2028 (a) (b) (c)	5,500,000	5,509,350
SOFR + 0.89%, 5.28%, 3/5/2027 (a) (b)	3,770,000	3,792,356
Societe Generale SA:
SOFR + 1.10%, 5.47%, 2/19/2027 (a) (b)	4,275,000	4,276,496
SOFR + 1.41%, 5.75%, 4/13/2029 (a) (b)	5,175,000	5,178,105
SOFR + 1.42%, 5.80%, 5/22/2029 (a) (b) (c)	4,500,000	4,500,405
SOFR + 1.66%, 6.01%, 1/19/2028 (a) (b)	4,064,000	4,090,010
Standard Chartered Bank Series MTN, SOFR + 0.65%, 4.99%, 10/8/2026 (a)	2,438,000	2,439,487
Standard Chartered PLC:
SOFR + 1.17%, 5.54%, 5/14/2028 (a) (b) (c)	4,800,000	4,817,520
SOFR + 1.24%, 5.59%, 1/21/2029 (a) (b) (c)	5,600,000	5,611,256
SOFR + 1.93%, 6.27%, 7/6/2027 (a) (b)	4,825,000	4,878,509
SOFR + 2.03%, 6.39%, 2/8/2028 (a) (b)	3,995,000	4,060,398
Sumitomo Mitsui Financial Group, Inc.:
SOFR + 0.88%, 5.23%, 1/14/2027 (a)	5,229,000	5,257,603
SOFR + 1.05%, 5.40%, 4/15/2030 (a)	8,325,000	8,333,658
SOFR + 1.17%, 5.51%, 7/9/2029 (a)	5,200,000	5,243,420
SOFR + 1.30%, 5.65%, 7/13/2026 (a)	3,850,000	3,880,569
SOFR + 1.43%, 5.78%, 1/13/2026 (a) (c)	2,450,000	2,462,985
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.98%, 5.38%, 9/10/2027 (a) (b) (c)	7,836,000	7,886,777
SOFR + 0.99%, 5.39%, 3/13/2030 (a) (b) (c)	10,750,000	10,833,527
SOFR + 1.12%, 5.52%, 3/9/2026 (a) (b) (c)	4,610,000	4,630,192
SOFR + 1.15%, 5.55%, 9/14/2026 (a) (b)	4,875,000	4,913,903
Security Description	Principal Amount	Value
Svenska Handelsbanken AB:
SOFR + 0.66%, 5.04%, 5/28/2027 (a) (b)	$3,600,000	$3,608,820
SOFR + 0.74%, 5.12%, 5/23/2028 (a) (b) (c)	5,400,000	5,410,854
SOFR + 1.25%, 5.65%, 6/15/2026 (a) (b)	5,041,000	5,082,487
Swedbank AB:
SOFR + 1.03%, 5.40%, 11/20/2029 (a) (b)	4,250,000	4,291,055
SOFR + 1.38%, 5.78%, 6/15/2026 (a) (b)	3,000,000	3,027,300
Toronto-Dominion Bank:
Series GMTN, SOFR + 0.48%, 4.83%, 10/10/2025 (a) (c)	3,801,000	3,802,520
SOFR + 0.59%, 4.98%, 9/10/2026 (a)	2,572,000	2,573,543
SOFR + 0.62%, 5.02%, 12/17/2026 (a) (c)	3,300,000	3,302,574
Series GMTN, SOFR + 0.73%, 5.07%, 4/5/2027 (a)	5,017,000	5,028,940
SOFR + 0.82%, 5.18%, 1/31/2028 (a)	5,450,000	5,452,398
Series MTN, SOFR + 0.91%, 5.30%, 6/2/2028 (a)	4,500,000	4,509,225
SOFR + 1.03%, 5.43%, 12/17/2029 (a)	6,052,000	6,042,256
Series MTN, SOFR + 1.08%, 5.43%, 7/17/2026 (a)	4,433,000	4,460,662
U.S. Bank NA:
SOFR + 0.69%, 5.04%, 10/22/2027 (a)	5,200,000	5,197,816
SOFR + 0.91%, 5.28%, 5/15/2028 (a)	5,000,000	5,012,000
UBS AG SOFR + 0.93%, 5.33%, 9/11/2025 (a)	5,288,000	5,294,716
United Overseas Bank Ltd. SOFR + 0.58%, 4.92%, 4/2/2028 (a) (b) (c)	12,000,000	12,007,920
Wells Fargo & Co.:
SOFR + 0.78%, 5.13%, 1/24/2028 (a)	7,579,000	7,580,516
Series MTN, SOFR + 1.07%, 5.42%, 4/22/2028 (a)	9,762,000	9,815,593
SOFR + 1.37%, 5.72%, 4/23/2029 (a)	5,174,000	5,232,363
Wells Fargo Bank NA:
SOFR + 0.71%, 5.06%, 1/15/2026 (a)	5,600,000	5,608,344
SOFR + 0.80%, 5.16%, 8/1/2025 (a)	1,185,000	1,185,000
SOFR + 1.06%, 5.42%, 8/7/2026 (a)	4,625,000	4,655,664

See accompanying notes to financial statements.
20

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.07%, 5.47%, 12/11/2026 (a)	$5,570,000	$5,614,838
Westpac Banking Corp.:
SOFR + 0.42%, 4.77%, 4/16/2026 (a)	8,500,000	8,499,235
Series GMTN, SOFR + 0.46%, 4.81%, 10/20/2026 (a)	9,155,000	9,163,880
SOFR + 0.50%, 4.90%, 3/6/2028 (a) (b)	1,500,000	1,499,370
SOFR + 0.52%, 4.91%, 6/3/2026 (a)	4,413,000	4,415,824
SOFR + 0.72%, 5.10%, 11/17/2025 (a)	5,588,000	5,597,053
SOFR + 0.81%, 5.16%, 4/16/2029 (a) (c)	7,400,000	7,444,622
SOFR + 0.82%, 5.24%, 7/1/2030 (a) (d)	3,000,000	3,007,170
SOFR + 1.00%, 5.38%, 8/26/2025 (a)	5,799,000	5,805,901
		1,229,079,080
BEVERAGES — 0.6%
Keurig Dr. Pepper, Inc.:
SOFR + 0.58%, 4.95%, 11/15/2026 (a)	5,149,000	5,156,002
SOFR + 0.88%, 5.28%, 3/15/2027 (a)	3,614,000	3,631,998
Pepsico Singapore Financing I Pte. Ltd. SOFR + 0.56%, 4.94%, 2/16/2027 (a)	1,600,000	1,602,032
PepsiCo, Inc. SOFR + 0.40%, 4.77%, 2/13/2026 (a)	5,319,000	5,320,064
		15,710,096
COMMERCIAL SERVICES — 0.2%
PayPal Holdings, Inc. SOFR + 0.67%, 5.06%, 3/6/2028 (a)	4,908,000	4,910,896
DIVERSIFIED FINANCIAL SERVICES — 1.7%
American Express Co.:
SOFR + 0.65%, 5.01%, 11/4/2026 (a) (c)	4,356,000	4,361,619
SOFR + 0.75%, 5.10%, 4/23/2027 (a)	3,568,000	3,570,248
SOFR + 0.76%, 5.13%, 2/13/2026 (a)	1,850,000	1,851,332
SOFR + 0.93%, 5.29%, 7/26/2028 (a) (c)	5,761,000	5,781,509
SOFR + 0.97%, 5.33%, 7/28/2027 (a)	2,904,000	2,907,456
SOFR + 1.00%, 5.37%, 2/16/2028 (a)	2,203,000	2,212,341
SOFR + 1.26%, 5.61%, 4/25/2029 (a)	5,250,000	5,296,777
Security Description	Principal Amount	Value
SOFR + 1.35%, 5.71%, 10/30/2026 (a)	$2,605,000	$2,615,186
Charles Schwab Corp.:
SOFR + 0.52%, 4.89%, 5/13/2026 (a)	4,943,000	4,944,977
SOFR + 1.05%, 5.44%, 3/3/2027 (a) (c)	5,242,000	5,278,327
Mastercard, Inc. SOFR + 0.44%, 4.84%, 3/15/2028 (a)	3,200,000	3,201,600
Nomura Holdings, Inc. SOFR + 1.25%, 5.59%, 7/2/2027 (a) (c)	5,000,000	5,031,300
		47,052,672
ELECTRIC — 1.1%
Consolidated Edison Co. of New York, Inc. SOFR + 0.52%, 4.89%, 11/18/2027 (a)	3,925,000	3,919,623
Georgia Power Co. SOFR + 0.28%, 4.68%, 9/15/2026 (a)	4,325,000	4,316,004
National Rural Utilities Cooperative Finance Corp.:
Series GMTN, SOFR + 0.80%, 5.16%, 2/5/2027 (a)	2,604,000	2,613,713
SOFR + 0.82%, 5.22%, 9/16/2027 (a)	3,500,000	3,510,220
NextEra Energy Capital Holdings, Inc.:
SOFR + 0.76%, 5.12%, 1/29/2026 (a) (c)	5,990,000	6,001,321
SOFR + 0.80%, 5.16%, 2/4/2028 (a) (c)	5,215,000	5,219,276
Pinnacle West Capital Corp. SOFR + 0.82%, 5.21%, 6/10/2026 (a)	3,645,000	3,647,479
		29,227,636
HEALTH CARE SERVICES — 0.4%
HCA, Inc. SOFR + 0.87%, 5.26%, 3/1/2028 (a)	2,935,000	2,949,264
Roche Holdings, Inc. SOFR + 0.74%, 5.11%, 11/13/2026 (a) (b)	3,125,000	3,146,187
UnitedHealth Group, Inc. SOFR + 0.50%, 4.85%, 7/15/2026 (a)	5,074,000	5,072,681
		11,168,132
INSURANCE — 4.8%
Athene Global Funding:
SOFR + 0.75%, 5.10%, 7/16/2026 (a) (b)	5,000,000	5,007,650
SOFR + 0.83%, 5.17%, 1/7/2027 (a) (b)	3,440,000	3,446,536

See accompanying notes to financial statements.
21

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 0.85%, 5.21%, 5/8/2026 (a) (b)	$2,945,000	$2,952,480
SOFR + 0.95%, 5.34%, 3/6/2028 (a) (b)	6,350,000	6,342,634
SOFR + 1.03%, 5.41%, 8/27/2026 (a) (b)	4,750,000	4,768,952
SOFR + 1.21%, 5.62%, 3/25/2027 (a) (b)	3,750,000	3,772,538
Corebridge Global Funding:
SOFR + 0.75%, 5.09%, 1/7/2028 (a) (b)	4,685,000	4,665,323
SOFR + 1.30%, 5.71%, 9/25/2026 (a) (b)	3,295,000	3,318,955
Jackson National Life Global Funding:
SOFR + 0.89%, 5.28%, 6/9/2027 (a) (b)	4,000,000	4,000,920
SOFR + 0.97%, 5.31%, 1/14/2028 (a) (b)	4,300,000	4,307,654
Marsh & McLennan Cos., Inc. SOFR + 0.70%, 5.06%, 11/8/2027 (a)	3,501,000	3,503,941
MassMutual Global Funding II:
SOFR + 0.74%, 5.08%, 4/9/2027 (a) (b)	3,594,000	3,609,023
SOFR + 0.77%, 5.13%, 1/29/2027 (a) (b)	3,524,000	3,535,277
SOFR + 0.98%, 5.33%, 7/10/2026 (a) (b)	4,832,000	4,861,958
Metropolitan Life Global Funding I SOFR + 0.70%, 5.10%, 6/11/2027 (a) (b)	6,520,000	6,525,151
New York Life Global Funding:
SOFR + 0.41%, 4.77%, 2/5/2027 (a) (b)	3,801,000	3,800,126
SOFR + 0.48%, 4.87%, 6/9/2026 (a) (b)	5,351,000	5,360,204
SOFR + 0.58%, 4.93%, 1/16/2026 (a) (b)	5,705,000	5,714,698
SOFR + 0.58%, 4.96%, 8/28/2026 (a) (b)	250,000	250,805
SOFR + 0.67%, 5.01%, 4/2/2027 (a) (b) (c)	7,279,000	7,300,910
SOFR + 0.88%, 5.23%, 4/25/2028 (a) (b)	9,800,000	9,862,818
SOFR + 0.93%, 5.27%, 4/2/2026 (a) (b)	6,350,000	6,379,908
Pacific Life Global Funding II:
SOFR + 0.48%, 4.84%, 2/4/2027 (a) (b)	5,369,000	5,355,739
SOFR + 0.60%, 4.96%, 1/27/2028 (a) (b)	2,750,000	2,745,710
SOFR + 0.58%, 4.99%, 12/20/2027 (a) (b)	3,675,000	3,673,934
SOFR + 0.62%, 5.01%, 6/4/2026 (a) (b)	3,711,000	3,722,504
Security Description	Principal Amount	Value
SOFR + 0.85%, 5.21%, 2/5/2027 (a) (b)	$5,900,000	$5,936,639
SOFR + 1.05%, 5.41%, 7/28/2026 (a) (b)	4,212,000	4,245,401
Principal Life Global Funding II SOFR + 0.90%, 5.28%, 8/28/2025 (a) (b)	2,468,000	2,471,233
Protective Life Global Funding SOFR + 0.70%, 5.05%, 4/10/2026 (a) (b)	1,975,000	1,978,219
		133,417,840
MACHINERY, CONSTRUCTION & MINING — 1.1%
Caterpillar Financial Services Corp.:
SOFR + 0.38%, 4.72%, 1/7/2027 (a)	2,500,000	2,498,500
Series MTN, SOFR + 0.46%, 4.82%, 8/11/2025 (a)	3,471,000	3,471,729
Series MTN, SOFR + 0.46%, 4.84%, 2/27/2026 (a)	6,580,000	6,586,712
Series MTN, SOFR + 0.52%, 4.89%, 5/14/2027 (a)	3,031,000	3,032,788
SOFR + 0.52%, 4.91%, 3/3/2028 (a)	5,270,000	5,268,735
SOFR + 0.56%, 4.93%, 11/15/2027 (a)	4,750,000	4,748,148
SOFR + 0.69%, 5.04%, 10/16/2026 (a)	5,273,000	5,293,617
		30,900,229
MACHINERY-DIVERSIFIED — 1.4%
John Deere Capital Corp.:
SOFR + 0.40%, 4.71%, 1/5/2027 (a)	4,000,000	4,000,600
Series MTN, SOFR + 0.44%, 4.83%, 3/6/2026 (a)	8,331,000	8,332,166
Series MTN, SOFR + 0.48%, 4.83%, 10/22/2025 (a)	2,961,000	2,962,066
SOFR + 0.50%, 4.89%, 3/6/2028 (a)	5,771,000	5,765,518
Series MTN, SOFR + 0.60%, 4.95%, 4/19/2027 (a)	4,671,000	4,689,778
Series MTN, SOFR + 0.57%, 4.96%, 3/3/2026 (a)	3,355,000	3,358,858
Series MTN, SOFR + 0.60%, 4.99%, 6/11/2027 (a)	5,002,000	5,010,203
SOFR + 0.68%, 5.03%, 7/15/2027 (a)	2,500,000	2,509,800
Series MTN, SOFR + 0.79%, 5.18%, 6/8/2026 (a)	3,144,000	3,156,482
		39,785,471
MINING — 0.5%
Glencore Funding LLC:
SOFR + 0.75%, 5.16%, 10/1/2026 (a) (b) (c)	5,250,000	5,253,255

See accompanying notes to financial statements.
22

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.06%, 5.40%, 4/4/2027 (a) (b)	$3,778,000	$3,793,075
Rio Tinto Finance USA PLC SOFR + 0.84%, 5.24%, 3/14/2028 (a) (c)	5,245,000	5,274,162
		14,320,492
MISCELLANEOUS MANUFACTURER — 0.2%
Siemens Funding BV SOFR + 0.64%, 5.02%, 5/26/2028 (a) (b)	5,500,000	5,507,865
MULTI-NATIONAL — 3.9%
European Bank for Reconstruction & Development:
SOFR + 0.30%, 4.67%, 2/16/2029 (a)	18,214,000	18,185,950
Series GMTN, SOFR + 0.33%, 4.70%, 2/20/2028 (a)	30,690,000	30,722,225
Inter-American Development Bank SOFR + 0.30%, 4.66%, 2/15/2029 (a)	19,500,000	19,476,600
International Bank for Reconstruction & Development:
SOFR + 0.28%, 4.65%, 2/23/2027 (a)	17,375,000	17,392,723
SOFR + 0.29%, 4.66%, 11/22/2028 (a)	22,150,000	22,126,078
		107,903,576
OIL & GAS — 0.5%
Chevron USA, Inc.:
SOFR + 0.36%, 4.74%, 2/26/2027 (a)	7,561,000	7,572,114
SOFR + 0.47%, 4.85%, 2/26/2028 (a)	5,152,000	5,165,447
		12,737,561
PHARMACEUTICALS — 0.4%
Bristol-Myers Squibb Co. SOFR + 0.49%, 4.86%, 2/20/2026 (a)	5,090,000	5,096,566
GlaxoSmithKline Capital PLC SOFR + 0.50%, 4.90%, 3/12/2027 (a) (c)	5,815,000	5,817,908
		10,914,474
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Public Storage Operating Co. SOFR + 0.70%, 5.05%, 4/16/2027 (a) (c)	7,566,000	7,577,727
RETAIL — 0.5%
Home Depot, Inc. SOFR + 0.33%, 4.73%, 12/24/2025 (a)	6,000,000	6,005,520
Security Description	Principal Amount	Value
Walmart, Inc. SOFR + 0.43%, 4.79%, 4/28/2027 (a)	$7,643,000	$7,667,534
		13,673,054
SAVINGS & LOANS — 0.1%
Nationwide Building Society SOFR + 1.29%, 5.66%, 2/16/2028 (a) (b)	3,081,000	3,097,360
SOFTWARE — 0.2%
Oracle Corp. SOFR + 0.76%, 5.12%, 8/3/2028 (a) (c)	5,081,000	5,096,954
TOTAL CORPORATE BONDS & NOTES (Cost $2,012,466,848)		2,015,521,462
FOREIGN GOVERNMENT OBLIGATIONS — 25.1%
CANADA — 1.0%
CPPIB Capital, Inc. SOFR + 1.25%, 5.64%, 3/11/2026 (a) (b)	16,800,000	16,918,139
Export Development Canada SOFR + 0.33%, 4.69%, 8/1/2028 (a)	11,000,000	11,012,107
		27,930,246
FINLAND — 0.1%
Kuntarahoitus OYJ SOFR + 1.00%, 5.36%, 2/2/2029 (a) (b)	3,000,000	3,057,239
NETHERLANDS — 0.3%
BNG Bank NV SOFR + 1.00%, 5.36%, 8/5/2026 (a) (b)	5,000,000	5,040,085
Cooperatieve Rabobank UA SOFR + 0.90%, 5.24%, 10/5/2026 (a)	3,975,000	3,998,413
		9,038,498
NORWAY — 2.0%
Kommunalbanken AS:
SOFR + 0.40%, 4.79%, 03/03/2028 (a) (b)	17,000,000	17,018,841
SOFR + 0.41%, 4.75%, 04/09/2029 (a) (b)	18,500,000	18,501,150
SOFR + 1.00%, 5.40%, 06/17/2026 (a) (b)	19,800,000	19,932,696
		55,452,687
SOUTH KOREA — 1.8%
Export-Import Bank of Korea:
SOFR + 0.47%, 4.82%, 01/14/2028 (a)	5,350,000	5,343,573
SOFR + 0.82%, 5.22%, 09/11/2029 (a)	4,500,000	4,546,544

See accompanying notes to financial statements.
23

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Industrial Bank of Korea:
SOFR + 0.58%, 4.99%, 06/24/2028 (a)	$4,000,000	$4,003,603
SOFR + 0.62%, 5.04%, 09/30/2027 (a) (b)	3,000,000	3,007,905
SOFR + 0.62%, 5.04%, 09/30/2027 (a)	125,000	125,329
Korea Development Bank:
SOFR + 0.70%, 5.05%, 10/23/2026 (a)	3,850,000	3,859,987
SOFR + 0.76%, 5.12%, 02/03/2030 (a)	9,450,000	9,485,226
Korea Housing Finance Corp. SOFR + 0.90%, 5.25%, 1/21/2030 (a)	3,000,000	3,018,716
Korea National Oil Corp.:
SOFR + 0.77%, 5.19%, 03/31/2028 (a)	3,200,000	3,200,308
SOFR + 0.83%, 5.17%, 04/03/2027 (a)	9,500,000	9,524,063
SOFR + 0.90%, 5.32%, 09/30/2027 (a)	1,972,000	1,981,541
SOFR + 1.08%, 5.45%, 11/14/2026 (a)	1,250,000	1,258,231
		49,355,026
SUPRANATIONAL — 19.2%
Asian Development Bank:
Series GMTN, SOFR + 0.30%, 4.70%, 06/20/2028 (a)	18,170,000	18,177,086
Series GMTN, SOFR + 1.00%, 5.34%, 04/06/2027 (a)	16,400,000	16,615,332
Series GMTN, SOFR + 1.00%, 5.38%, 08/27/2026 (a)	14,950,000	15,088,586
Series GMTN, SOFR + 1.00%, 5.40%, 06/16/2026 (a)	12,610,000	12,709,493
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 4.57%, 04/15/2026 (a) (b) (c)	8,500,000	8,502,295
SOFR + 0.62%, 4.99%, 08/16/2027 (a) (b) (c)	5,750,000	5,790,135
European Bank for Reconstruction & Development:
SOFR + 0.42%, 4.77%, 07/22/2030 (a)	2,500,000	2,502,150
Series GMTN, SOFR + 0.19%, 4.53%, 04/14/2026 (a) (c)	28,580,000	28,577,714
European Investment Bank:
SOFR + 0.32%, 4.68%, 08/14/2029 (a) (c)	16,825,000	16,820,457
Security Description	Principal Amount	Value
SOFR + 1.00%, 5.35%, 01/21/2026 (a) (b)	$10,950,000	$11,000,698
SOFR + 1.00%, 5.37%, 05/21/2028 (a) (b) (c)	11,400,000	11,626,404
Inter-American Development Bank:
SOFR + 0.17%, 4.57%, 09/16/2026 (a)	18,894,000	18,888,710
SOFR + 0.28%, 4.62%, 04/12/2027 (a)	18,225,000	18,241,402
SOFR + 0.35%, 4.69%, 10/04/2027 (a)	17,929,000	17,965,934
SOFR + 0.35%, 4.69%, 10/05/2028 (a)	24,750,000	24,771,532
SOFR + 0.39%, 4.78%, 03/13/2030 (a)	9,975,000	9,973,105
Series GMTN, SOFR + 0.20%, 4.56%, 02/10/2026 (a)	17,570,000	17,574,744
Series GMTN, SOFR + 0.27%, 4.67%, 03/20/2028 (a)	20,118,000	20,107,539
Series GMTN, SOFR + 0.37%, 4.73%, 08/01/2029 (a)	18,800,000	18,807,332
International Bank for Reconstruction & Development:
SOFR + 0.18%, 4.58%, 06/15/2026 (a)	11,260,000	11,260,901
SOFR + 0.27%, 4.67%, 06/15/2027 (a)	22,000,000	22,008,580
SOFR + 0.30%, 4.65%, 01/24/2029 (a)	13,600,000	13,585,312
SOFR + 0.30%, 4.66%, 05/15/2028 (a)	16,474,000	16,481,743
SOFR + 0.31%, 4.71%, 09/18/2025 (a)	14,100,000	14,106,063
SOFR + 0.31%, 4.71%, 09/23/2026 (a)	23,100,000	23,133,033
SOFR + 0.37%, 4.71%, 01/12/2027 (a)	27,971,000	28,039,809
SOFR + 0.43%, 4.80%, 08/19/2027 (a)	28,916,000	29,027,037
Series GMTN, SOFR + 0.28%, 4.65%, 11/18/2027 (a)	8,950,000	8,955,996
International Finance Corp.:
SOFR + 0.28%, 4.68%, 03/16/2026 (a)	12,189,000	12,200,214
SOFR + 0.31%, 4.69%, 08/28/2028 (a)	24,058,000	24,069,067
SOFR + 0.36%, 4.74%, 08/28/2029 (a) (c)	11,680,000	11,686,074
Nordic Investment Bank:
SOFR + 0.29%, 4.63%, 10/04/2027 (a) (b) (c)	6,750,000	6,749,055

See accompanying notes to financial statements.
24

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.00%, 5.36%, 05/12/2026 (a)	$12,600,000	$12,688,578
		527,732,110
SWEDEN — 0.7%
Svensk Exportkredit AB:
Series GMTN, SOFR + 1.00%, 5.36%, 08/03/2026 (a)	13,790,000	13,898,570
Series GMTN, SOFR + 1.00%, 5.36%, 05/05/2027 (a)	6,000,000	6,068,715
		19,967,285
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $692,164,971)		692,533,091
	Shares
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	18,460,322	18,460,322
State Street Navigator Securities Lending Portfolio II (g) (h)	101,825,885	101,825,885
TOTAL SHORT-TERM INVESTMENTS (Cost $120,286,207)		120,286,207
TOTAL INVESTMENTS — 102.6% (Cost $2,824,918,026)		2,828,340,760
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(72,300,872)
NET ASSETS — 100.0%		$2,756,039,888

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 31.2% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2025.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
FRN	Floating Rate Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,015,521,462	$—	$2,015,521,462
Foreign Government Obligations	—	692,533,091	—	692,533,091
Short-Term Investments	120,286,207	—	—	120,286,207
TOTAL INVESTMENTS	$120,286,207	$2,708,054,553	$—	$2,828,340,760
See accompanying notes to financial statements.
25

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	28,231,117	$28,239,586	$131,212,142	$159,451,728	$1,164	$(1,164)	—	$—	$196,231
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	468,811,644	450,351,322	—	—	18,460,322	18,460,322	910,063
State Street Navigator Securities Lending Portfolio II	17,109,020	17,109,020	525,980,865	441,264,000	—	—	101,825,885	101,825,885	129,725
Total		$45,348,606	$1,126,004,651	$1,051,067,050	$1,164	$(1,164)		$120,286,207	$1,236,019
See accompanying notes to financial statements.
26

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.3%
ALABAMA — 2.3%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series 2015-1, 5.75%, 6/1/2045	$1,635,000	$1,437,642
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (a)	5,000,000	4,963,200
Series A, 5.25%, 5/1/2055 (a)	1,110,000	1,154,229
County of Jefferson Sewer Revenue, AL:
5.00%, 10/1/2039	2,285,000	2,390,387
5.25%, 10/1/2040	3,620,000	3,819,968
5.25%, 10/1/2042	1,520,000	1,584,197
5.25%, 10/1/2043	4,950,000	5,126,006
5.25%, 10/1/2049	5,000,000	5,055,429
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	481,045
Homewood Educational Building Authority Revenue, AL:
Series A, 5.50%, 10/1/2049	3,000,000	3,041,936
Series A, 5.50%, 10/1/2054	1,450,000	1,462,977
Series C, 5.50%, 10/1/2049	1,000,000	1,013,979
Series C, 5.50%, 10/1/2054	1,375,000	1,387,306
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	2,440,000	2,460,353
AMT, VRN, 6.38%, 11/1/2050 (a)	785,000	862,513
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	105,000	102,436
Series A, 3.00%, 2/1/2030	200,000	193,638
Jefferson County Board of Education, Special Tax Revenue, AL 4.00%, 2/1/2042	525,000	484,383
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (a)	3,000,000	3,162,541
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, 5.00%, 11/1/2035	5,000,000	5,165,712
Series B, VRN, 5.25%, 3/1/2055 (a)	7,500,000	7,835,220
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	1,600,000	1,119,004
Security Description	Principal Amount	Value
Tuscaloosa County Industrial Development Authority Revenue, AL Series A, 5.25%, 5/1/2044 (b)	$7,665,000	$7,573,022
		61,877,123
ALASKA — 0.0% *
Northern Tobacco Securitization Corp. Revenue, AK:
Series B2, Zero Coupon, 6/1/2066	800,000	95,601
Series A, 4.00%, 6/1/2050	1,200,000	997,021
		1,092,622
AMERICAN SAMOA — 0.0% *
American Samoa Economic Development Authority Revenue, AS Series A, 6.63%, 9/1/2035	1,000,000	1,004,965
ARIZONA — 2.3%
Arizona Industrial Development Authority Revenue, AZ:
Series 2019-2, 3.63%, 5/20/2033	792,556	759,026
Series A, 4.00%, 7/15/2030 (b)	110,000	109,076
Series A, 4.00%, 7/1/2032	1,000,000	959,715
Series A, 4.00%, 12/15/2041 (b)	105,000	88,529
Series A, 4.00%, 12/15/2051 (b)	165,000	124,252
Series B, 4.00%, 7/1/2061	2,610,000	2,042,905
Series A, 4.75%, 7/1/2029 (b)	125,000	125,866
5.00%, 6/1/2031 (b)	210,000	209,999
5.00%, 7/1/2039 (b)	365,000	354,806
5.00%, 7/1/2049 (b)	1,000,000	908,571
5.00%, 7/1/2054 (b)	500,000	427,472
Series A, 5.00%, 7/1/2049 (b)	500,000	443,554
Series A, 5.00%, 7/15/2049	500,000	442,157
Series A, 5.00%, 7/1/2051 (b)	2,000,000	1,681,141
Series A, 5.00%, 7/1/2054 (b)	500,000	434,180
Series B, 5.00%, 3/1/2037 (b)	75,000	73,057
Series B, 5.00%, 3/1/2042 (b)	70,000	64,470
Series D, 5.00%, 7/1/2051 (b)	185,000	168,757
Series G, 5.00%, 7/1/2047 (b)	100,000	93,333
Series A2, 5.13%, 1/1/2059	655,000	601,716
Series B, 5.13%, 1/1/2059	898,117	704,220
Series B, 5.35%, 10/1/2028 (a) (b) (c)	2,230,000	2,095,105
Series A, 6.38%, 6/1/2039 (b) (d)	1,000,000	700,000
AMT, 6.75%, 12/1/2055 (b)	1,625,000	1,628,624
Chandler Industrial Development Authority Revenue, AZ AMT, 4.10%, 12/1/2037 (a)	4,000,000	4,021,313

See accompanying notes to financial statements.
27

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	$1,070,000	$757,680
Series A, 5.00%, 5/15/2056	500,000	418,045
5.25%, 11/15/2046	1,010,000	871,214
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	30,000	27,586
Series A, 4.00%, 12/1/2051 (b)	5,000,000	3,368,305
5.00%, 7/1/2045 (b)	4,285,000	4,032,743
Series A, 5.00%, 7/1/2041 (b)	5,685,000	5,560,630
Industrial Development Authority of the County of Pima Revenue, AZ:
Series 2022, 4.00%, 6/15/2041 (b)	2,500,000	2,110,955
Series A, 4.00%, 4/1/2046	650,000	561,251
5.00%, 6/15/2034 (b)	100,000	100,012
5.25%, 7/1/2036 (d)	315,000	220,500
6.75%, 2/1/2050 (b)	310,000	304,564
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (b)	2,080,000	1,726,611
Series A, 6.00%, 7/1/2052 (b)	1,000,000	1,005,884
Series A, 6.25%, 7/1/2053 (b)	1,900,000	1,804,130
Series A, 6.50%, 7/1/2054 (b)	2,500,000	2,512,396
Maricopa County Pollution Control Corp. Revenue, AZ:
Series 2000-B, 2.40%, 6/1/2035	500,000	399,457
Series A, 3.60%, 2/1/2040	600,000	521,789
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	3,000,000	3,188,165
5.00%, 12/1/2037	770,000	802,032
5.25%, 12/1/2027	265,000	274,793
5.25%, 12/1/2028	105,000	110,247
Sierra Vista Industrial Development Authority Revenue, AZ:
5.00%, 6/15/2054 (b)	1,000,000	905,393
5.00%, 6/15/2064 (b)	4,950,000	4,368,113
5.75%, 6/15/2053 (b)	1,000,000	1,003,995
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	1,260,000	1,150,295
Series A, 4.00%, 12/1/2046	1,005,000	830,571
Series B, 4.00%, 12/1/2056	2,135,000	1,630,639
Series A, 6.13%, 10/1/2052 (b)	500,000	317,417
		60,147,256
Security Description	Principal Amount	Value
ARKANSAS — 1.0%
Arkansas Development Finance Authority Revenue, AR:
AMT, 4.50%, 9/1/2049 (b)	$6,330,000	$6,083,874
AMT, 4.75%, 9/1/2049 (b)	4,000,000	3,875,410
AMT, 5.45%, 9/1/2052	6,270,000	6,280,690
AMT, 5.70%, 5/1/2053	2,910,000	2,948,831
Series A, AMT, 6.88%, 7/1/2048 (b)	5,500,000	5,901,255
Series B, AMT, 7.38%, 7/1/2048 (b)	1,250,000	1,355,222
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	100,000	95,735
		26,541,017
CALIFORNIA — 13.4%
Alameda Corridor Transportation Authority Revenue, CA Series A, Assured Guaranty Inc., Zero Coupon, 10/1/2051 (c) (e)	1,930,000	1,075,994
Antelope Valley Healthcare District Revenue, CA:
Series A, 5.00%, 3/1/2026	165,000	165,255
Series A, 5.00%, 3/1/2041	665,000	621,490
Brentwood Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	145,000	145,006
California Community Choice Financing Authority Revenue, CA:
Series A-1, 5.00%, 5/1/2054 (a)	5,000,000	5,268,532
Series E-1, 5.00%, 2/1/2054 (a)	3,015,000	3,173,382
Series G, VRN, 5.00%, 11/1/2055 (a)	3,000,000	3,095,516
Series C, 5.25%, 1/1/2054 (a)	2,000,000	2,095,843
Series D, 5.50%, 5/1/2054 (a)	5,000,000	5,261,711
California Community Housing Agency Revenue, CA:
Series A-1, 3.00%, 8/1/2056 (b)	2,415,000	1,562,306
Series A-1, 3.00%, 2/1/2057 (b)	3,500,000	2,188,193
Series A, 4.00%, 2/1/2056 (b)	1,915,000	1,185,948
Series A-1, 4.00%, 2/1/2056 (b)	9,500,000	7,586,105
Series A-2, 4.00%, 8/1/2047 (b)	1,270,000	950,040
Series A-2, 4.00%, 2/1/2050 (b)	2,000,000	1,481,169
Series A-2, 4.00%, 8/1/2051 (b)	2,000,000	904,801
Series A, 5.00%, 8/1/2049 (b)	2,500,000	2,216,590
Series A, 5.00%, 2/1/2050 (b)	5,000,000	3,489,566

See accompanying notes to financial statements.
28

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2050 (b)	$965,000	$889,727
California County Tobacco Securitization Agency Revenue, CA:
Series A, Zero Coupon, 6/1/2046	10,000,000	2,319,228
Series B-2, Zero Coupon, 6/1/2055	1,230,000	219,079
Series C, Zero Coupon, 6/1/2057	5,000,000	788,162
Series A, 4.00%, 6/1/2049	1,000,000	847,604
Series B-1, 5.00%, 6/1/2049	245,000	237,316
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	340,000	309,165
Series A, 4.00%, 11/15/2042	1,750,000	1,598,097
Series A, 4.00%, 8/15/2049	475,000	377,513
Series A, 5.00%, 12/1/2039	2,500,000	2,554,814
Series A, 5.00%, 8/15/2047	1,000,000	961,040
Series B, 5.00%, 10/1/2044	2,000,000	1,990,992
California Housing Finance Agency Revenue, CA:
Series 2, 4.00%, 3/20/2033	6,041,884	6,048,351
Series 1, 4.38%, 9/20/2036	2,587,196	2,585,349
California Infrastructure & Economic Development Bank Revenue, CA Series A, AMT, 9.50%, 1/1/2065 (a) (b)	28,450,000	26,959,305
California Municipal Finance Authority Revenue, CA:
Build America Mutual Assurance Corp., 3.00%, 5/15/2051 (e)	1,250,000	909,941
Series A-P3, Assured Guaranty Inc., 3.25%, 12/31/2032 (e)	625,000	591,582
Series A-P3, Assured Guaranty Inc., 3.50%, 12/31/2035 (e)	3,810,000	3,513,734
AMT, 4.00%, 7/15/2029	10,955,000	10,725,842
Build America Mutual Assurance Corp., 4.00%, 5/15/2041 (e)	355,000	337,984
Build America Mutual Assurance Corp., 4.00%, 5/15/2046 (e)	1,000,000	923,219
Series A-P3, AMT, 4.00%, 12/31/2047	2,000,000	1,662,840
5.00%, 5/15/2052	500,000	474,904
Series A, 5.00%, 7/1/2034	280,000	283,064
Series A, 5.00%, 10/1/2039 (b)	150,000	143,429
Series A, 5.00%, 7/1/2047	185,000	179,696
Series A, 5.00%, 7/1/2049 (b)	1,250,000	1,111,820
Series A-P3, AMT, 5.00%, 6/30/2027	205,000	210,417
Security Description	Principal Amount	Value
Series A-P3, AMT, 5.00%, 6/30/2028	$100,000	$103,525
Series A-P3, AMT, 5.00%, 12/31/2031	2,300,000	2,351,787
Series A-P3, AMT, 5.00%, 12/31/2043	500,000	487,964
Series A-P3, AMT, 5.00%, 12/31/2047	600,000	574,195
Series B, AMT, 5.00%, 6/1/2048	600,000	572,104
5.25%, 1/1/2045	1,000,000	770,413
Series A, 5.25%, 11/1/2041	1,000,000	946,051
Series A, 5.90%, 6/15/2044 (b)	460,000	476,804
Series A, 6.20%, 6/15/2054 (b)	600,000	621,983
California Municipal Finance Authority, Certificate Participation, CA Series A, Assured Guaranty Inc., 5.25%, 11/1/2052 (e)	2,110,000	2,145,928
California Municipal Finance Authority, Special Tax Revenue, CA:
5.00%, 9/1/2044	750,000	757,018
5.00%, 9/1/2049	1,250,000	1,247,235
5.00%, 9/1/2052	2,000,000	1,980,812
5.00%, 9/1/2054	1,375,000	1,304,124
California Pollution Control Financing Authority Revenue, CA:
Series A3, AMT, 4.30%, 7/1/2040	665,000	665,160
AMT, 5.00%, 11/21/2045 (b)	500,000	474,034
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	502,899
Series A, 5.00%, 11/15/2046 (b)	900,000	794,091
Series A, 5.00%, 11/15/2051 (b)	600,000	515,264
Series A, 5.00%, 11/15/2056 (b)	415,000	349,612
Series A, 6.38%, 6/1/2059 (b)	2,000,000	1,799,056
Series A, 6.50%, 6/1/2054 (b)	6,930,000	6,473,650
California School Finance Authority Revenue, CA:
Series A, 4.00%, 6/1/2061 (b)	2,000,000	1,449,458
5.00%, 6/1/2054 (b)	250,000	218,385
Series A, 5.00%, 8/1/2032 (b)	675,000	700,234
Series A, 5.00%, 7/1/2042 (b)	2,215,000	2,142,913
Series A, 5.00%, 7/1/2047 (b)	250,000	230,939
Series A, 5.00%, 6/1/2050 (b)	605,000	499,082
Series A, 5.00%, 6/1/2054 (b)	1,900,000	1,681,756
Series A, 5.00%, 6/1/2058 (b)	3,355,000	2,914,117
Series A, 5.00%, 7/1/2058 (b)	1,000,000	899,116
Series A, 5.00%, 6/1/2059 (b)	3,895,000	3,085,327

See accompanying notes to financial statements.
29

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A, 5.75%, 6/1/2053 (b)	$2,000,000	$1,892,466
Series A, 6.25%, 6/1/2042 (b)	1,120,000	1,157,824
Series A, 6.38%, 6/1/2052 (b)	1,250,000	1,280,829
California Statewide Communities Development Authority Revenue, CA:
Series A, 1.75%, 9/1/2029	800,000	721,885
Build America Mutual Assurance Corp., 3.00%, 5/15/2054 (e)	3,500,000	2,424,274
Series A, 3.00%, 8/15/2036	205,000	183,985
Series A, 3.00%, 4/1/2037	835,000	726,512
Series A, 3.50%, 11/1/2027 (b)	2,070,000	2,039,678
Series A, 4.00%, 4/1/2042	130,000	114,594
4.25%, 1/1/2043	480,000	455,690
Series A, 5.00%, 12/1/2028 (b)	100,000	101,415
Series A, 5.00%, 6/1/2036 (b)	2,210,000	2,213,757
Series A, 5.00%, 11/1/2041 (b)	1,000,000	956,402
Series A, 5.00%, 12/1/2041 (b)	5,000,000	4,845,497
Series A, 5.00%, 3/1/2042	4,000,000	4,000,181
Series A, 5.00%, 12/1/2046 (b)	2,500,000	2,360,262
Series A, 5.00%, 3/1/2048	2,800,000	2,712,464
Series A, 5.00%, 5/15/2050	1,565,000	1,562,898
5.25%, 7/1/2039 (b)	2,000,000	2,000,137
Series A, 5.25%, 12/1/2034	1,940,000	1,940,959
Series A, 5.25%, 8/15/2037	605,000	620,596
Series A, 5.25%, 12/1/2043 (b)	875,000	866,353
Series A, 5.25%, 12/1/2044	8,045,000	7,822,145
Series A, 5.25%, 12/1/2048 (b)	705,000	684,214
Series A, 5.25%, 12/1/2056 (b)	1,500,000	1,436,915
Series A, 5.50%, 12/1/2054	2,500,000	2,456,075
California Statewide Communities Development Authority, Special Assessment, CA:
Series C, 4.00%, 9/2/2050	990,000	815,781
Series A, 5.00%, 9/2/2039	945,000	964,666
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	1,335,000	1,366,223
California Statewide Financing Authority Revenue, CA Zero Coupon, 6/1/2055 (b)	15,750,000	927,785
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA National Public Finance Guarantee Corp., Zero Coupon, 9/1/2032 (e)	400,000	305,314
Security Description	Principal Amount	Value
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series 2021, 4.00%, 9/1/2046	$1,710,000	$1,424,684
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series A, 5.75%, 9/1/2050 (b)	850,000	879,002
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	990,000	852,654
4.00%, 9/1/2051	335,000	274,963
City of Fontana, Special Tax Revenue, CA 5.00%, 9/1/2044	1,000,000	1,010,095
City of Irvine, Special Tax Revenue, CA 4.00%, 9/1/2049	1,000,000	841,329
City of Oroville Revenue, CA 5.25%, 4/1/2049	1,000,000	778,591
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2031	955,000	968,683
5.00%, 9/1/2044	255,000	255,023
5.00%, 9/1/2047 (b)	1,000,000	1,001,989
Series 2024, 5.00%, 9/1/2049	1,125,000	1,093,350
CMFA Special Finance Agency I Revenue, CA Series A-2, 4.00%, 4/1/2056 (b)	5,130,000	3,697,183
CMFA Special Finance Agency Revenue, CA Series A-1, 4.00%, 8/1/2056 (b)	2,000,000	1,647,900
CMFA Special Finance Agency VII Revenue, CA:
Series A1, 3.00%, 8/1/2056 (b)	3,500,000	2,303,385
Series A-2, 4.00%, 8/1/2047 (b)	710,000	630,543
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (b)	4,500,000	2,906,162
CMFA Special Finance Agency XII Revenue, CA Series A-1, 3.25%, 2/1/2057 (b)	3,500,000	2,413,660
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (b)	1,000,000	1,000,011
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	990,000	992,527
5.00%, 9/1/2042	1,000,000	1,002,091
5.00%, 9/1/2045	100,000	99,744

See accompanying notes to financial statements.
30

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
CSCDA Community Improvement Authority Revenue, CA:
Zero Coupon, 9/1/2062 (b) (c)	$1,645,000	$1,001,612
Series A-1, 2.80%, 3/1/2047 (b)	935,000	706,148
Series A, 3.00%, 9/1/2056 (b)	1,375,000	896,627
Series A-1, 3.00%, 6/1/2047 (b)	8,000,000	5,350,613
Series A-2, 3.00%, 12/1/2056 (b)	1,900,000	1,249,787
Series A-2, 3.00%, 3/1/2057 (b)	2,245,000	1,448,997
Series A1, 3.10%, 7/1/2045 (b)	5,000,000	4,021,308
Series A-2, 3.13%, 7/1/2056 (b)	5,000,000	3,178,371
Series A-2, 3.13%, 8/1/2056 (b)	1,500,000	1,077,232
Series A2, 3.25%, 5/1/2057 (b)	5,000,000	3,273,941
Series A-2, 3.25%, 7/1/2056 (b)	500,000	311,943
Series A-1, 3.50%, 10/1/2046 (b)	1,655,000	1,288,317
Series A, 4.00%, 8/1/2056 (b)	2,895,000	2,477,081
Series A, 4.00%, 10/1/2056 (b)	3,470,000	2,701,267
Series A-2, 4.00%, 7/1/2056 (b)	6,870,000	5,101,613
Series A-2, 4.00%, 9/1/2056 (b)	2,000,000	1,430,060
Series A-2, 4.00%, 10/1/2056 (b)	1,500,000	1,100,371
Series B, 4.00%, 12/1/2059 (b)	1,535,000	738,163
Series A-2, 4.30%, 7/1/2059 (b)	5,000,000	3,885,807
Series A, 5.00%, 1/1/2054 (b)	1,000,000	892,585
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	800,000	801,445
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series B-1, 3.95%, 1/15/2053	3,130,000	2,692,998
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B-2, Zero Coupon, 6/1/2066	91,200,000	9,632,617
Series A-1, 5.00%, 6/1/2051	390,000	383,858
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057	34,000,000	2,183,191
Zero Coupon, 6/1/2057 (b)	15,000,000	777,885
Series C-1, Zero Coupon, 6/1/2036	3,500,000	1,573,340
Security Description	Principal Amount	Value
Series C-2, Zero Coupon, 6/1/2047	$9,410,000	$1,550,169
Lake Elsinore Public Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2035	920,000	923,073
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	100,000	105,032
Series A, 5.50%, 11/15/2030	270,000	291,842
Long Beach Bond Finance Authority, Special Obligation, CA Series C, American Municipal Bond Assurance Corp., 5.50%, 8/1/2031 (e)	345,000	380,102
Manteca Unified School District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2054	2,255,000	2,187,330
Mountain House Community Facilities District, Special Tax Revenue, CA:
5.00%, 9/1/2050	1,000,000	966,582
5.00%, 9/1/2055	1,900,000	1,816,831
M-S-R Energy Authority Revenue, CA:
Series C, 6.13%, 11/1/2029	220,000	232,020
Series A, 6.50%, 11/1/2039	775,000	926,203
Series B, 6.50%, 11/1/2039	5,000,000	5,975,500
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	500,000	504,372
Series A, 5.00%, 8/15/2046	550,000	550,842
Series A, 5.50%, 8/15/2048	1,550,000	1,599,800
Series A, 5.50%, 8/15/2053	2,000,000	2,050,184
Pajaro Valley Health Care District, General Obligation, CA Series A, 5.00%, 9/1/2054	2,040,000	1,931,422
Palomar Health Revenue, CA:
5.00%, 11/1/2036	500,000	429,413
5.00%, 11/1/2042	2,000,000	1,519,872
Rancho Mirage Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 9/1/2044	1,000,000	990,046
Series A, 5.00%, 9/1/2049	500,000	488,622
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,323,869
5.00%, 9/1/2048	1,260,000	1,217,540
Series B-2, 5.00%, 9/1/2052	1,245,000	1,178,621
Series B-2, 5.25%, 9/1/2047	1,330,000	1,334,720

See accompanying notes to financial statements.
31

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	$3,210,000	$2,300,581
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA:
Series 2020-A, AMT, 4.00%, 5/1/2039	2,485,000	2,358,161
Series A, AMT, 5.00%, 5/1/2035	560,000	586,909
Series A, AMT, 5.00%, 5/1/2036	770,000	802,257
Series E, AMT, 5.00%, 5/1/2045	600,000	597,613
San Joaquin Hills Transportation Corridor Agency Revenue, CA:
Series A, 4.00%, 1/15/2044	3,518,000	3,174,823
Series B, 5.25%, 1/15/2044	3,480,000	3,480,582
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	7,000,000	3,792,565
Series C, Zero Coupon, 6/1/2056	5,250,000	500,305
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	790,000	835,038
Sulphur Springs Union School District, Special Tax Revenue, CA:
5.00%, 9/1/2043	75,000	75,388
Series A, 5.00%, 9/1/2044	1,900,000	1,909,405
Tejon Ranch Public Facilities Finance Authority, Special Tax Revenue, CA Series 2024-A, 5.00%, 9/1/2054	3,165,000	3,042,484
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (b)	100,000	102,448
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	5,950,000	1,413,807
Series B-1, 5.00%, 6/1/2048	1,865,000	1,769,620
Tracy Community Facilities District, Special Tax Revenue, CA 5.00%, 9/1/2038	2,315,000	2,348,376
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	105,000	105,111
Security Description	Principal Amount	Value
Washington Township Health Care District Revenue, CA:
Series A, 5.75%, 7/1/2048	$480,000	$501,356
Series A, 5.75%, 7/1/2053	245,000	251,767
		352,587,822
COLORADO — 4.1%
Aerotropolis Regional Transportation Authority Revenue, CO:
4.38%, 12/1/2052	2,000,000	1,596,577
5.00%, 12/1/2051	1,930,000	1,718,164
5.75%, 12/1/2054 (b)	1,000,000	979,487
Berthoud-Heritage Metropolitan District No. 1 Revenue, CO 5.63%, 12/1/2048	1,500,000	1,402,109
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (b)	500,000	460,701
5.00%, 12/1/2049 (b)	1,300,000	1,146,851
Buffalo Highlands Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2038	966,000	949,685
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	500,000	517,796
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	2,405,000	2,242,156
Centerra Metropolitan District No. 1, Special Obligation, CO 5.00%, 12/1/2029 (b)	1,432,000	1,435,257
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	2,585,000	2,584,969
Clear Creek Transit Metropolitan District No. 2, General Obligation, CO Series A, 5.00%, 12/1/2050	1,000,000	709,681
Colorado Crossing Metropolitan District No. 2, General Obligation, CO Series A-1, 5.00%, 12/1/2047	1,000,000	917,794
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	191,683
5.00%, 10/1/2039 (b)	1,595,000	1,543,549
5.00%, 10/1/2049 (b)	540,000	485,365
Series A-1, 6.88%, 2/1/2059 (b)	4,775,000	4,863,355
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2039	2,000,000	1,868,088
Series A-2, 4.00%, 8/1/2049	510,000	426,765
5.00%, 1/1/2031	105,000	105,363

See accompanying notes to financial statements.
32

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.00%, 1/1/2037	$2,750,000	$2,752,050
5.00%, 1/1/2038	200,000	200,368
5.00%, 12/1/2054 (b)	1,250,000	881,250
Series A, 5.00%, 12/1/2043	1,000,000	982,760
Series B-1, 5.00%, 7/1/2057 (a) (c)	1,042,165	780,317
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	1,685,000	1,607,828
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	500,000	481,414
Conexus Metropolitan District No. 1, General Obligation, CO Series A, 6.25%, 12/1/2055	2,055,000	1,996,739
Crowfoot Valley Ranch Metropolitan District No. 2, General Obligation, CO Series B, 6.13%, 12/15/2054	1,000,000	965,039
Dawson Trails Metropolitan District No. 1, General Obligation, CO Zero Coupon, 12/1/2031	6,530,000	4,040,454
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	500,000	460,900
Series A, 5.00%, 12/1/2039	40,000	40,061
Series A, 5.25%, 12/1/2045	370,000	370,641
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (b)	100,000	96,857
E-470 Public Highway Authority Revenue, CO Series B, National Public Finance Guarantee Corp., Zero Coupon, 9/1/2037 (e)	475,000	259,997
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (b)	400,000	398,409
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,409,382
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, 5.25%, 12/1/2032	1,945,000	1,939,787
Series A, 5.75%, 12/1/2052	535,000	514,838
Hess Ranch Metropolitan District No. 5, Special Assessment, CO 5.50%, 12/1/2044 (b)	2,430,000	2,365,472
Hogback Metropolitan District, General Obligation, CO Series A, 5.00%, 12/1/2041	725,000	674,613
Security Description	Principal Amount	Value
Independence Metropolitan District No. 3, General Obligation, CO Series A, 5.38%, 12/1/2054	$500,000	$476,425
Jefferson Center Metropolitan District No. 1 Revenue, CO Series B, 5.75%, 12/15/2050	500,000	499,833
Kinston Metropolitan District No. 5, General Obligation, CO Series A, 5.13%, 12/1/2050	750,000	674,413
Kremmling Memorial Hospital District, Certificate Participation, CO:
6.13%, 12/1/2044 (b)	3,270,000	3,032,717
6.63%, 12/1/2056 (b)	2,575,000	2,408,505
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	1,000,000	984,498
Series A, 5.25%, 12/1/2050	2,000,000	1,946,683
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,469,763
Parterre Metropolitan District No. 5, General Obligation, CO Series A, 5.88%, 12/1/2045	700,000	715,988
Peak Metropolitan District No. 3, General Obligation, CO Series A-1-CIBS, 7.50%, 12/1/2052	2,210,000	2,199,015
Pinery Commercial Metropolitan District No. 2 Revenue, CO 5.75%, 12/1/2054	500,000	482,980
Pinon Pines Metropolitan District No. 3, General Obligation, CO Zero Coupon, 12/1/2054 (c)	1,055,000	896,922
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	2,689,000	2,543,497
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (b)	1,000,000	1,000,141
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (b)	2,990,000	2,895,474
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,040,214
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (b)	1,825,000	1,580,602
Raindance Metropolitan District No. 1 Non-Potable Water System Revenue, CO 5.00%, 12/1/2040	2,659,000	2,506,976

See accompanying notes to financial statements.
33

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	$500,000	$392,751
Reagan Ranch Metropolitan District No. 1, General Obligation, CO 6.13%, 12/1/2054 (b)	3,300,000	3,127,139
Redtail Ridge Metropolitan District, General Obligation, CO Zero Coupon, 12/1/2032	2,500,000	1,481,011
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	899,014
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (b)	1,000,000	942,746
Series A, 5.00%, 12/1/2051 (b)	1,000,000	889,010
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	3,000,000	3,046,474
South Aurora Regional Improvement Authority Revenue, CO 6.75%, 12/1/2055 (f)	1,965,000	1,969,991
Southglenn Metropolitan District, General Obligation, CO 5.00%, 12/1/2030	1,000,000	999,998
St. Vrain Lakes Metropolitan District No. 4, General Obligation, CO Series A, Zero Coupon, 9/20/2054 (b) (c)	1,000,000	673,728
STC Metropolitan District No. 2, General Obligation, CO Series A-2, 6.25%, 12/1/2055 (b)	1,000,000	1,012,767
Sterling Ranch Community Authority Board, Special Assessment, CO 5.63%, 12/1/2043	296,000	296,442
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039	500,000	396,428
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A-1, 4.13%, 12/1/2031	1,000,000	906,649
Series 2021-A-1, 5.00%, 12/1/2041	2,700,000	2,224,754
Vail Home Partners Corp. Revenue, CO 5.88%, 10/1/2055 (b)	1,250,000	1,248,660
Security Description	Principal Amount	Value
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	$1,000,000	$948,565
Verve Metropolitan District No. 1, General Obligation, CO:
6.50%, 12/1/2043	2,000,000	2,011,543
6.75%, 12/1/2052	1,430,000	1,437,526
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	1,750,000	1,665,183
West Globeville Metropolitan District No. 1, Special Assessment, CO 5.75%, 12/1/2044 (b)	1,950,000	1,847,826
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	597,000	577,940
Series A, 5.00%, 12/1/2049	1,000,000	894,033
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	506,452
Series A-1, 4.13%, 12/1/2051	2,550,000	1,979,487
		109,095,334
CONNECTICUT — 0.8%
City of Hartford, General Obligation, CT Series C, Assured Guaranty Inc., 3.00%, 7/15/2027 (e)	100,000	99,805
Connecticut State Development Authority Revenue, CT 7.95%, 4/1/2026	300,000	300,056
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series R, 3.25%, 7/1/2035	500,000	468,279
Series R, 3.38%, 7/1/2037	190,000	173,880
Series F, 3.50%, 7/1/2026	5,000	4,952
Series A, 4.00%, 7/1/2038	745,000	713,749
Series A, 4.00%, 7/1/2049	1,000,000	857,719
Series F, 4.00%, 7/1/2030	1,100,000	1,075,447
Series L, 4.00%, 7/1/2034	250,000	250,057
Series L-1, 4.00%, 7/1/2029	490,000	500,554
Series L, 4.13%, 7/1/2041	500,000	474,376
Series A, 5.00%, 1/1/2045 (b)	1,800,000	1,536,431
Series A, 5.00%, 9/1/2046 (b)	110,000	101,935
Series A, 5.00%, 9/1/2053 (b)	500,000	447,604
Series F, 5.00%, 7/1/2037	1,175,000	1,153,787
Series F, 5.00%, 7/1/2045	1,040,000	1,031,110
Series G-1, 5.00%, 7/1/2044 (b)	275,000	255,452
Series G-1, 5.00%, 7/1/2050 (b)	500,000	448,644
Great Pond Improvement District, Special Obligation, CT 5.75%, 10/1/2052 (b)	1,000,000	1,005,093

See accompanying notes to financial statements.
34

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (b)	$2,500,000	$2,506,499
Stamford Housing Authority Revenue, CT Series 2025D, 6.50%, 10/1/2055	2,700,000	2,703,872
State of Connecticut Bradley International Airport CFC Revenue, CT Series A, AMT, 5.00%, 7/1/2049	1,910,000	1,876,725
Steel Point Infrastructure Improvement District, Special Obligation, CT:
4.00%, 4/1/2051 (b)	3,120,000	2,525,545
5.63%, 4/1/2044 (b)	250,000	254,313
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	857,260
		21,623,144
DELAWARE — 0.2%
County of Kent Revenue, DE:
Series A, 5.00%, 7/1/2040	750,000	742,280
Series A, 5.00%, 7/1/2048	1,000,000	934,710
Delaware State Economic Development Authority Revenue, DE:
Series A, 3.25%, 6/1/2026	250,000	246,491
Series A, 4.00%, 6/1/2042	160,000	131,283
Series A, 4.00%, 6/1/2052	70,000	51,548
Series A, 5.00%, 6/1/2036	500,000	500,159
Series A, 5.00%, 6/1/2046	700,000	637,564
Town of Bridgeville, Special Tax Revenue, DE 5.63%, 7/1/2053 (b)	800,000	800,233
		4,044,268
DISTRICT OF COLUMBIA — 1.0%
District of Columbia Revenue, DC:
4.00%, 7/1/2049	2,405,000	2,004,084
5.00%, 10/1/2035	2,630,000	2,589,752
5.00%, 6/1/2050	3,590,000	3,218,280
Series A, 5.00%, 7/1/2032	150,000	152,078
Series A, 5.00%, 6/1/2041 (b)	250,000	235,851
Series A, 5.00%, 7/1/2052	290,000	257,818
Series A, 5.63%, 6/1/2044	400,000	400,605
Series A, 6.00%, 6/1/2058	1,000,000	1,006,847
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
Series A, Zero Coupon, 6/15/2046	25,000,000	6,219,700
Series C, Zero Coupon, 6/15/2055	45,000,000	4,354,933
Security Description	Principal Amount	Value
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
Assured Guaranty Inc., Zero Coupon, 10/1/2035 (e)	$220,000	$145,937
Series A, Assured Guaranty Inc., 4.00%, 10/1/2052 (e)	2,710,000	2,310,122
Series B, 4.00%, 10/1/2044	650,000	578,308
Series B, Assured Guaranty Inc., 4.00%, 10/1/2053 (e)	3,125,000	2,684,662
		26,158,977
FLORIDA — 6.7%
Alachua County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 12/1/2044	325,000	282,852
5.00%, 11/15/2024 (d)	9,306	7,175
Avenir Community Development District, Special Assessment, FL 5.38%, 5/1/2043	990,000	980,622
Babcock Ranch Community Independent Special District, Special Assessment, FL Series 2024, 5.25%, 5/1/2055 (b)	500,000	471,293
Bexley Community Development District, Special Assessment, FL 4.70%, 5/1/2036	100,000	99,910
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (b)	1,000,000	627,035
Capital Projects Finance Authority Revenue, FL:
Series 2024A-1, 5.00%, 6/1/2049 (b)	2,000,000	1,907,436
Series 2024A-1, 5.25%, 6/1/2039 (b)	1,500,000	1,537,715
Series 2024A-1, 5.25%, 6/1/2044 (b)	1,500,000	1,491,718
Series A, 7.13%, 1/1/2065 (b)	1,095,000	1,059,697
Series A, 7.25%, 1/1/2055 (b)	1,000,000	1,001,795
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (b)	1,500,000	1,233,696
4.00%, 6/15/2051 (b)	1,500,000	1,074,958
Series A, 4.00%, 7/1/2056 (b)	885,000	639,121
Series A, 4.50%, 7/1/2029 (b)	1,000,000	987,605
5.00%, 12/15/2040 (b)	190,000	176,138
5.00%, 7/1/2046 (b)	750,000	533,625
Series A, 5.00%, 6/15/2039 (b)	390,000	365,032
Series A, 5.00%, 6/15/2049 (b)	2,425,000	2,129,111
Series A, 5.00%, 7/1/2050	600,000	370,999
Series A, 5.00%, 6/15/2055 (b)	290,000	243,571

See accompanying notes to financial statements.
35

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2055	$700,000	$636,361
Series A-1, 5.00%, 1/1/2055 (b)	250,000	205,694
Series A-1, 5.00%, 7/1/2056 (b)	3,850,000	3,306,118
Series A, 5.13%, 6/15/2037 (b)	450,000	435,013
Series A, 5.38%, 6/15/2038 (b)	105,000	100,906
5.63%, 8/1/2037 (b)	115,000	104,796
5.88%, 8/1/2052 (b)	610,000	496,875
6.10%, 8/15/2038 (b)	215,000	218,463
Capital Trust Authority Revenue, FL:
Series A, 5.00%, 6/1/2054 (b)	2,000,000	1,769,691
Series A, 5.63%, 6/15/2044 (b)	405,000	405,176
5.75%, 8/15/2049 (b)	1,355,000	1,243,168
6.00%, 8/15/2063 (b)	1,450,000	1,308,803
Series A, 6.00%, 6/15/2054 (b)	110,000	110,625
Series A, 6.13%, 6/15/2060 (b)	285,000	286,828
Series A, 6.38%, 6/15/2058 (b)	1,000,000	1,014,972
Series A, 6.50%, 12/15/2053 (b)	1,320,000	1,266,852
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053 (d)	2,585,000	2,068,000
Central Florida Expressway Authority Revenue, FL Build America Mutual Assurance Corp., 3.25%, 7/1/2039 (e)	100,000	88,293
Charlotte County Industrial Development Authority Revenue, FL Series A, AMT, 4.00%, 10/1/2051 (b)	1,720,000	1,342,876
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	415,000	377,823
City of South Miami Health Facilities Authority, Inc. Revenue, FL 4.00%, 8/15/2047	1,000,000	851,461
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2055	440,000	425,079
City of Tampa Revenue, FL 5.00%, 4/1/2040	500,000	500,037
Collier County Industrial Development Authority Revenue, FL:
Series A, 8.13%, 5/15/2044 (b) (d)	298,277	30
Series A, 8.25%, 5/15/2049 (b) (d)	74,569	7
Security Description	Principal Amount	Value
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (b)	$140,000	$140,108
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	194,710
County of Broward Airport System Revenue, FL:
Series Q-1, 4.00%, 10/1/2042	140,000	129,821
Series A, AMT, 5.00%, 10/1/2036	300,000	307,542
County of Escambia Sales Tax Revenue, FL 5.00%, 10/1/2046	550,000	555,606
County of Miami-Dade Aviation Revenue, FL:
Series A, AMT, 4.25%, 10/1/2036	100,000	98,901
5.00%, 10/1/2036	765,000	773,313
County of Miami-Dade Revenue, FL Series C, Assured Guaranty Inc., Zero Coupon, 10/1/2048 (e)	595,000	197,446
County of Miami-Dade Seaport Department Revenue, FL Series A-1, Assured Guaranty Inc., 4.00%, 10/1/2045 (e)	2,590,000	2,348,758
County of Osceola Transportation Revenue, FL Series A2, Zero Coupon, 10/1/2041	3,125,000	1,400,605
County of Palm Beach Revenue, FL:
Series A, 5.00%, 4/1/2051 (b)	110,000	97,715
Series A, 5.75%, 10/1/2055 (b)	3,500,000	3,558,535
Series A, 5.75%, 10/1/2065 (b)	2,000,000	2,013,226
County of Pasco Revenue, FL Series B, 5.00%, 7/1/2030 (b)	5,000,000	5,400,295
Crosswinds East Community Development District, Special Assessment, FL:
5.50%, 5/1/2044	295,000	290,611
5.75%, 5/1/2054	500,000	488,372
Edgewater East Community Development District, Special Assessment, FL 4.00%, 5/1/2052	1,995,000	1,565,394
Escambia County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 8/15/2045	1,000,000	851,137
Series A, 5.00%, 8/15/2031	155,000	163,768
Series A, 5.00%, 8/15/2033	1,595,000	1,668,997

See accompanying notes to financial statements.
36

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2039	$500,000	$467,901
Series A, 4.00%, 7/1/2045	600,000	499,233
Series A, 4.00%, 7/1/2051 (b)	750,000	587,698
Series A, 4.00%, 6/1/2055 (b)	1,000,000	684,264
Series A, 4.00%, 6/30/2056 (b)	1,490,000	941,549
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	3,500,000	3,486,143
Series A, 4.75%, 7/15/2036 (b)	500,000	479,408
AMT, 5.00%, 5/1/2029 (b)	3,060,000	3,089,648
AMT, 5.00%, 7/1/2041	1,200,000	1,092,556
5.00%, 6/1/2051 (b)	2,000,000	1,752,129
Series A, 5.00%, 6/15/2035	2,425,000	2,455,033
Series A, 5.00%, 2/1/2052	2,000,000	1,838,384
Series C, 5.00%, 9/15/2040 (b)	100,000	91,383
5.25%, 6/15/2029 (b)	2,200,000	2,195,320
AMT, 5.25%, 8/1/2029 (b)	2,000,000	2,059,845
AMT, 5.25%, 7/1/2047	1,430,000	1,300,283
Series A, 5.25%, 6/1/2050 (b)	1,000,000	917,630
Series A, 5.25%, 6/1/2055 (b)	1,000,000	899,279
Series A1, 5.25%, 6/1/2054 (b)	1,000,000	939,138
Series A, 5.50%, 6/1/2054 (b)	1,400,000	1,323,022
Series A, 5.50%, 6/1/2059 (b)	1,505,000	1,394,309
Series A, 6.00%, 6/15/2035 (b)	505,000	505,230
AMT, 6.13%, 7/1/2032 (a) (b)	1,350,000	1,366,308
Series A, 6.13%, 6/15/2044 (b)	555,000	555,022
Series A, 6.13%, 6/15/2046 (b)	100,000	99,992
Series A, 6.50%, 7/1/2044	925,000	925,385
Series A, 6.75%, 6/15/2053 (b)	2,000,000	2,082,731
Series A, AMT, 8.25%, 7/1/2057 (a) (b)	7,525,000	7,734,294
Series A, AMT, 10.00%, 7/15/2059 (a) (b)	5,000,000	4,760,055
AMT, 12.00%, 7/15/2032 (a) (b)	6,330,000	6,296,466
Florida Higher Educational Facilities Financing Authority Revenue, FL:
5.00%, 3/1/2047	1,000,000	941,849
6.00%, 7/1/2045 (b) (f)	5,000,000	4,981,561
Golden Gem Community Development District, Special Assessment, FL:
5.70%, 5/1/2044	1,160,000	1,130,074
6.00%, 5/1/2055	1,840,000	1,799,902
Greater Orlando Aviation Authority Revenue, FL:
5.00%, 11/15/2036	2,850,000	2,850,040
Security Description	Principal Amount	Value
Series A, AMT, 5.00%, 10/1/2042	$250,000	$250,005
Grove Resort Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	545,000	562,895
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	110,544
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	995,000	988,972
Hernando County School District, Certificate Participation, FL Series A, Assured Guaranty Inc., 3.00%, 7/1/2035 (e)	115,000	105,517
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (d)	401,671	5,021
Series A, 6.25%, 4/1/2049 (d)	401,671	5,021
Hillsborough County Aviation Authority Revenue, FL Series A, AMT, 5.00%, 10/1/2048	1,740,000	1,710,688
Hillsborough County Industrial Development Authority Revenue, FL Series A, 3.50%, 8/1/2055	5,000,000	3,610,238
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.88%, 5/1/2055	1,000,000	992,285
Lakewood Ranch Stewardship District, Special Assessment, FL:
6.13%, 5/1/2043	1,200,000	1,246,481
6.30%, 5/1/2054	1,080,000	1,112,927
Lee County Industrial Development Authority Revenue, FL:
Series C, 5.00%, 11/15/2054	2,020,000	1,907,079
Series A, 5.25%, 10/1/2057	550,000	468,862
5.75%, 6/15/2042 (b)	500,000	489,520
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	725,000	655,542
Miami World Center Community Development District, Special Assessment, FL 5.13%, 11/1/2039	1,000,000	1,007,964
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	241,172

See accompanying notes to financial statements.
37

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Miami-Dade County Industrial Development Authority Revenue, FL Series A, 5.50%, 7/1/2061 (b)	$1,000,000	$911,578
Middleton Community Development District A, Special Assessment, FL 4.75%, 5/1/2055	1,450,000	1,329,051
Midtown Miami Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	1,430,000	1,430,029
Series B, 5.00%, 5/1/2037	925,000	925,019
Mirada Community Development District, Special Assessment, FL:
4.75%, 5/1/2031	275,000	276,605
5.63%, 5/1/2044	690,000	666,375
Mirada II Community Development District, Special Assessment, FL 4.00%, 5/1/2051	990,000	788,173
North-1 Pasco Community Development District, Special Assessment, FL Series A, 6.00%, 5/1/2054	1,270,000	1,244,562
Northern Palm Beach County Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	363,270
Orange County Health Facilities Authority Revenue, FL Series 2025A, 5.25%, 10/1/2056	1,750,000	1,777,871
Palm Beach County Health Facilities Authority Revenue, FL:
4.00%, 6/1/2041	4,920,000	4,312,051
Series B, 4.00%, 5/15/2053	500,000	389,419
Parrish Lakes Community Development District, Special Assessment, FL 5.50%, 5/1/2044	615,000	595,451
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	130,000	131,596
5.00%, 7/1/2039	410,000	397,197
Reunion East Community Development District, Special Assessment, FL:
Series 2021, 3.15%, 5/1/2041	60,000	47,845
Series 2021, 4.00%, 5/1/2051	135,000	108,752
Saltleaf Community Development District, Special Assessment, FL:
5.63%, 5/1/2044	340,000	335,566
6.00%, 5/1/2056	1,000,000	995,505
Security Description	Principal Amount	Value
Sarasota County Public Hospital District Revenue, FL 5.00%, 7/1/2041	$1,000,000	$1,006,067
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	1,300,000	1,065,653
School Board of Miami-Dade County, Certificate Participation, FL Series C, 3.25%, 2/1/2032	100,000	98,917
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	1,400,000	1,344,170
Series A, 5.50%, 11/15/2049	1,515,000	1,337,473
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	891,672
Series A, 4.00%, 12/15/2041	750,000	615,468
Series A, 4.00%, 12/15/2046	750,000	569,918
Series A, 4.00%, 12/15/2050	1,000,000	722,212
Tolomato Community Development District, Special Assessment, FL Series A-2, 4.25%, 5/1/2037	1,100,000	1,071,562
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	569,937
USF Financing Corp., Certificate Participation, FL Series A, 5.00%, 7/1/2034	550,000	550,489
V-Dana Community Development District, Special Assessment, FL 5.55%, 5/1/2055	250,000	237,772
Village Community Development District No. 12, Special Assessment, FL 4.25%, 5/1/2043	1,775,000	1,605,743
Village Community Development District No. 13, Special Assessment, FL 3.70%, 5/1/2050	1,890,000	1,456,336
Village Community Development District No. 14, Special Assessment, FL 5.50%, 5/1/2053	2,850,000	2,868,310
Village Community Development District No. 15, Special Assessment, FL:
4.55%, 5/1/2044 (b)	1,000,000	931,754
5.00%, 5/1/2043 (b)	1,250,000	1,231,350
5.25%, 5/1/2054 (b)	1,550,000	1,518,657
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	130,000	124,286

See accompanying notes to financial statements.
38

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
West Villages Improvement District, Special Assessment, FL 4.75%, 5/1/2039	$1,000,000	$953,394
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	790,000	783,666
Westview South Community Development District, Special Assessment, FL 5.38%, 5/1/2043	510,000	503,453
		177,107,882
GEORGIA — 1.6%
Atlanta Development Authority Revenue, GA:
Series 1, Zero Coupon, 12/15/2048 (b) (c)	1,890,000	1,651,727
Series A1, 6.50%, 1/1/2029 (d)	350,000	182,000
Series A1, 6.75%, 1/1/2035 (d)	1,705,000	886,600
Series A1, 7.00%, 1/1/2040 (d)	500,000	260,000
Atlanta Development Authority, Special Obligation, GA:
Series A, 5.00%, 4/1/2034 (b)	2,950,000	2,955,803
Series A, 5.50%, 4/1/2039 (b)	2,350,000	2,363,838
Augusta Development Authority Revenue, GA 4.00%, 7/1/2037	105,000	102,903
Development Authority of Burke County Revenue, GA:
Series C, 4.13%, 11/1/2045	3,495,000	3,071,465
Series D, 4.13%, 11/1/2045	435,000	382,285
Development Authority of Cobb County Revenue, GA Series A, 6.40%, 6/15/2053 (b)	1,250,000	1,222,025
Development Authority of The City of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (b)	2,500,000	2,191,975
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	685,371
Series A, 5.25%, 10/1/2049	115,000	91,843
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
Series A, 4.00%, 4/1/2051 (b)	6,350,000	4,860,266
5.00%, 7/1/2042	1,000,000	955,892
Gainesville & Hall County Hospital Authority Revenue, GA Series A, 4.00%, 2/15/2051	1,330,000	1,125,213
Security Description	Principal Amount	Value
George L Smith II Congress Center Authority Revenue, GA:
Series B, 3.63%, 1/1/2031 (b)	$1,850,000	$1,766,400
Series A, 4.00%, 1/1/2054	750,000	610,994
Series B, 5.00%, 1/1/2054 (b)	1,500,000	1,342,717
Georgia Local Government, Certificate Participation, GA Series A, National Public Finance Guarantee Corp., 4.75%, 6/1/2028 (e)	629,000	645,653
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (b)	250,000	253,312
Main Street Natural Gas, Inc. Revenue, GA:
Series C, 4.00%, 8/1/2052 (a) (b)	1,000,000	997,013
Series A, 5.00%, 5/15/2043	2,500,000	2,503,146
Series A, 5.00%, 5/15/2049	2,980,000	2,977,762
Series E, VRN, 5.00%, 5/1/2055 (a)	3,000,000	3,157,311
Series A, 5.50%, 9/15/2026	205,000	209,516
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 7/1/2060	635,000	619,563
Series B, 5.00%, 1/1/2048	850,000	830,728
Series A, 5.50%, 7/1/2060	170,000	170,017
Series A, 5.50%, 7/1/2063	2,500,000	2,553,737
		41,627,075
GUAM — 0.6%
Guam Government Waterworks Authority Revenue, GU 5.00%, 1/1/2046	3,780,000	3,748,351
Guam Power Authority Revenue, GU:
Series A, 5.00%, 10/1/2040	450,000	470,310
Series A, 5.00%, 10/1/2041	425,000	438,889
Series A, 5.00%, 10/1/2044	375,000	378,688
Territory of Guam Revenue, GU:
Series D, 4.00%, 11/15/2039	500,000	452,450
Series A, 5.00%, 12/1/2046	2,750,000	2,708,095
Series D, 5.00%, 11/15/2027	355,000	356,108
Series D, 5.00%, 11/15/2028	110,000	110,320
Series D, 5.00%, 11/15/2034	250,000	250,309
Series D, 5.00%, 11/15/2035	100,000	100,097
Series D, 5.00%, 11/15/2039	6,370,000	6,369,004
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	145,000	147,842
		15,530,463

See accompanying notes to financial statements.
39

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
HAWAII — 0.1%
State of Hawaii Department of Budget & Finance Revenue, HI:
5.00%, 7/1/2039 (b)	$1,000,000	$942,387
Series A, 5.00%, 1/1/2045 (b)	750,000	623,558
6.00%, 7/1/2028 (b)	355,000	361,490
		1,927,435
IDAHO — 0.3%
Avimor Community Infrastructure District No. 1, Special Assessment, ID 5.88%, 9/1/2053 (b)	260,000	261,938
Idaho Falls Auditorium District, Certificate Participation, ID 5.25%, 5/15/2051 (b)	1,000,000	930,524
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	593,451
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID:
3.75%, 9/1/2051 (b)	2,632,000	2,358,381
6.25%, 9/1/2053 (b)	1,740,000	1,744,332
6.25%, 9/1/2054 (b) (f)	1,950,000	1,954,177
		7,842,803
ILLINOIS — 7.0%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	250,000	256,790
6.00%, 4/1/2046	350,000	354,943
6.10%, 4/1/2036	45,000	46,409
Chicago Board of Education, General Obligation, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (e)	225,000	205,415
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (e)	100,000	87,677
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2031 (e)	1,060,000	814,392
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (e)	830,000	727,715
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2029 (e)	620,000	521,160
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2030 (e)	220,000	177,153
Series A, 4.00%, 12/1/2047	6,750,000	5,330,077
Series B, 4.00%, 12/1/2035	200,000	191,849
Security Description	Principal Amount	Value
Series A, Assured Guaranty Inc., 5.00%, 12/1/2028 (e)	$150,000	$156,931
Series A, 5.00%, 12/1/2030	1,935,000	1,983,609
Series A, 5.00%, 12/1/2031	600,000	606,539
Series A, 5.00%, 12/1/2033	6,000,000	6,189,950
Series A, 5.00%, 12/1/2034	3,315,000	3,376,023
Series A, 5.00%, 12/1/2035	1,500,000	1,488,528
Series A, 5.00%, 12/1/2036	3,550,000	3,585,133
Series A, 5.00%, 12/1/2037	150,000	150,671
Series A, 5.00%, 12/1/2039	910,000	896,421
Series A, 5.00%, 12/1/2042	1,330,000	1,247,328
Series A, 5.00%, 12/1/2047	1,875,000	1,730,218
Series B, 5.00%, 12/1/2029	100,000	103,831
Series B, 5.00%, 12/1/2031	8,250,000	8,538,196
Series B, 5.00%, 12/1/2033	340,000	343,226
Series B, 5.00%, 12/1/2034	410,000	409,335
Series C, 5.00%, 12/1/2030	3,780,000	3,835,866
Series C, 5.00%, 12/1/2034	5,080,000	5,071,766
Series D, 5.00%, 12/1/2027	2,400,000	2,461,897
Series D, 5.00%, 12/1/2046	6,700,000	6,076,078
Series G, 5.00%, 12/1/2034	2,400,000	2,396,110
Series H, 5.00%, 12/1/2036	1,300,000	1,264,735
Series H, 5.00%, 12/1/2046	1,500,000	1,360,954
Series E, 5.13%, 12/1/2032	765,000	765,147
Series C, 5.25%, 12/1/2035	2,140,000	2,140,041
Series A, National Public Finance Guarantee Corp., 5.50%, 12/1/2026 (e)	605,000	614,061
Series A, 5.88%, 12/1/2047	5,225,000	5,419,746
Series A, 6.00%, 12/1/2049	3,100,000	3,231,538
Series A, 7.00%, 12/1/2026	1,100,000	1,112,463
Series A, 7.00%, 12/1/2044	3,405,000	3,422,329
Series A, 7.00%, 12/1/2046 (b)	2,125,000	2,183,597
Chicago Midway International Airport Revenue, IL Series A, AMT, 5.00%, 1/1/2026	100,000	100,888
Chicago O'Hare International Airport Revenue, IL:
Series B, Assured Guaranty Inc., 4.00%, 1/1/2053 (e)	300,000	257,584
AMT, 5.00%, 7/1/2048	800,000	766,921
Series A, AMT, 5.00%, 1/1/2048	1,000,000	983,522
Series A, AMT, 5.25%, 1/1/2053	1,535,000	1,533,530
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 5.00%, 12/1/2046	520,000	520,496
City of Chicago, General Obligation, IL:
Series C, Zero Coupon, 1/1/2026	200,000	196,637
Series B, 4.00%, 1/1/2038	6,209,000	5,632,739

See accompanying notes to financial statements.
40

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A, National Public Finance Guaranty Corp., 5.00%, 1/1/2044	$2,400,000	$2,258,470
Series B, 5.00%, 1/1/2034	5,000,000	5,295,073
Series C, 5.00%, 1/1/2026	470,000	474,636
Series C, 5.00%, 1/1/2027	195,000	196,239
Series C, 5.00%, 1/1/2035	700,000	700,808
Series C, 5.00%, 1/1/2038	1,615,000	1,602,252
Series A, 5.25%, 1/1/2045	3,700,000	3,598,389
Series A, 5.50%, 1/1/2039	2,800,000	2,880,564
Series A, 5.50%, 1/1/2040	2,720,000	2,787,483
Series A, 5.50%, 1/1/2041	2,000,000	2,025,842
Series A, 5.50%, 1/1/2049	1,000,000	991,616
Series A, 6.00%, 1/1/2050	4,000,000	4,126,659
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (b)	440,000	414,481
4.00%, 12/1/2040	250,000	227,591
AMT, 4.13%, 12/1/2050 (a) (b)	3,485,000	3,374,138
Series C, 4.25%, 8/1/2042	1,050,000	921,093
Series A, 4.50%, 8/1/2033 (b)	1,275,000	1,299,139
5.00%, 5/15/2033	1,855,000	1,724,413
5.00%, 5/15/2040 (d)	1,384,072	401,381
Series A, 5.00%, 8/1/2042	580,000	569,818
Series A, 5.00%, 11/1/2049	600,000	390,000
Series A, 5.00%, 2/15/2050	1,950,000	1,779,507
Series A, 5.00%, 7/1/2051 (b)	1,000,000	695,292
Series A, 5.13%, 10/1/2035 (b)	120,000	120,315
Series A, 5.25%, 5/1/2038	1,030,000	990,365
Series A, 5.25%, 8/1/2038 (b)	300,000	311,428
5.50%, 4/1/2032	500,000	499,992
Series A, 5.88%, 9/1/2046 (b)	1,900,000	1,842,585
Series A, 6.00%, 4/1/2038 (b)	1,175,000	1,176,504
Series A, 6.00%, 10/1/2045 (b)	470,000	466,695
Series A, 6.13%, 4/1/2049 (b)	500,000	478,473
Series A, 6.13%, 10/1/2050 (b)	425,000	422,517
Series A, 6.13%, 4/1/2058 (b)	1,390,000	1,322,487
Series B, AMT, 7.38%, 9/1/2042 (a) (b)	1,000,000	1,103,277
Illinois Sports Facilities Authority Revenue, IL 5.00%, 6/15/2032	220,000	230,265
Metropolitan Pier & Exposition Authority Revenue, IL:
Assured Guaranty Inc., Zero Coupon, 6/15/2027 (e)	125,000	117,102
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2029 (e)	105,000	91,250
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2031 (e)	215,000	172,056
Security Description	Principal Amount	Value
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2034 (e)	$190,000	$131,759
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2034 (e)	220,000	148,598
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2035 (e)	140,000	89,539
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2037 (e)	650,000	381,455
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2039 (e)	200,000	99,834
Series A, Zero Coupon, 6/15/2041	500,000	223,520
Series B, Zero Coupon, 12/15/2041	395,000	172,182
Series B, Zero Coupon, 12/15/2051	2,200,000	523,881
Series A, 4.00%, 12/15/2042	13,500,000	12,078,273
Series A, 5.00%, 6/15/2050	9,000,000	8,797,740
Series A, 5.00%, 6/15/2053	4,000,000	3,872,079
Series B, 5.00%, 12/15/2040	25,000	25,048
Series B, 5.00%, 6/15/2042	205,000	206,994
Series B, 5.00%, 6/15/2052	2,395,000	2,323,926
Series B, 5.00%, 6/15/2053	1,000,000	967,977
Series B, National Public Finance Guarantee Corp., 5.50%, 6/15/2029 (e)	1,220,000	1,285,603
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	189,931
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	105,000	107,731
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	454,251
Series D, 3.00%, 6/15/2031	710,000	671,501
Series A, 5.00%, 6/15/2027	250,000	253,771
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	138,356
4.00%, 6/1/2032	1,820,000	1,809,273
Series C, 4.00%, 10/1/2043	5,000,000	4,351,999
Series B, 4.25%, 5/1/2046	5,750,000	5,105,480
5.00%, 1/1/2029	1,000,000	1,008,073
5.00%, 11/1/2034	120,000	121,394
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	231,532
Series A, 5.50%, 12/1/2043	115,000	107,570

See accompanying notes to financial statements.
41

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty Inc., 5.00%, 12/1/2040 (e)	$190,000	$194,626
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	340,000	251,514
		185,273,769
INDIANA — 0.3%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (d)	702,697	7
City of Valparaiso Revenue, IN:
AMT, 4.50%, 1/1/2034 (b)	455,000	459,842
AMT, 4.88%, 1/1/2044 (b)	350,000	336,385
County of Allen Revenue, IN 6.00%, 2/1/2039	100,000	96,570
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	162,268
4.00%, 7/1/2033	1,245,000	1,224,330
Series 2, 4.00%, 10/1/2036	640,000	640,387
Series A, 4.50%, 7/1/2053	250,000	150,889
5.00%, 10/1/2042	1,170,000	1,038,523
Series A, AMT, 6.75%, 5/1/2039	275,000	304,714
AMT, 7.00%, 3/1/2039 (b) (d)	500,000	75,121
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series E, 6.00%, 3/1/2053	1,000,000	1,034,511
Series F, 7.75%, 3/1/2067	1,725,000	1,875,007
		7,398,554
IOWA — 0.5%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	3,000,000	2,886,277
Series A, 5.00%, 5/15/2036	1,250,000	1,253,595
Series A, 5.00%, 5/15/2039	65,000	65,423
Series A, 5.00%, 5/15/2041	545,000	537,891
Series A, 5.00%, 5/15/2043	935,000	904,124
Series A, 5.00%, 5/15/2044	80,000	76,811
Series A, 5.00%, 5/15/2047	415,000	389,258
Series A, 5.13%, 5/15/2059	1,350,000	1,269,119
5.50%, 12/1/2045	1,685,000	1,708,424
Iowa Higher Education Loan Authority Revenue, IA 4.00%, 10/1/2025	105,000	104,530
Iowa Tobacco Settlement Authority Revenue, IA:
Series B-2, Zero Coupon, 6/1/2065	5,075,000	740,596
Security Description	Principal Amount	Value
Series A2, 4.00%, 6/1/2049	$4,175,000	$3,538,748
PEFA, Inc. Revenue, IA VRN, 5.00%, 9/1/2049 (a)	500,000	506,102
		13,980,898
KANSAS — 0.1%
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	610,000	502,183
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032 (d)	200,000	58,000
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	615,889
Series I, 5.00%, 5/15/2033	350,000	348,406
Series VIII, 5.75%, 5/15/2045	1,500,000	1,436,851
Wyandotte County-Kansas City Unified Government Revenue, KS National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (e)	195,000	177,185
		3,138,514
KENTUCKY — 0.7%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (b)	2,875,000	2,660,376
Series A, AMT, 4.70%, 1/1/2052 (b)	3,940,000	3,584,556
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	208,212
Floyd County School District Finance Corp. Revenue, KY Ok + BBG + MRD, 3.50%, 8/1/2033	235,000	226,802
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, Assured Guaranty Inc., 4.00%, 12/1/2041 (e)	500,000	458,068
Series A, 5.00%, 6/1/2037	1,520,000	1,525,964
Series A, 5.00%, 6/1/2045	2,500,000	2,413,765
Series A, Assured Guaranty Inc., 5.00%, 12/1/2045 (e)	550,000	550,099
Series A, 5.25%, 6/1/2050	100,000	96,469
5.50%, 11/15/2035	105,000	96,608
Kentucky Municipal Power Agency Revenue, KY:
Series A, National Public Finance Guarantee Corp., 4.00%, 9/1/2039 (e)	140,000	130,109
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2042 (e)	125,000	125,092
Kentucky Public Energy Authority Revenue, KY Series A, 5.00%, 5/1/2055 (a)	4,500,000	4,722,946

See accompanying notes to financial statements.
42

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Louisville/Jefferson County Metropolitan Government Revenue, KY Series A, Assured Guaranty Inc., 5.00%, 5/15/2047 (e)	$1,000,000	$995,759
		17,794,825
LOUISIANA — 1.6%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	2,005,042
City of Shreveport Water & Sewer Revenue, LA:
Series B, Assured Guaranty Inc., 3.00%, 12/1/2035 (e)	200,000	182,062
Series B, Assured Guaranty Inc., 4.00%, 12/1/2041 (e)	480,000	437,854
Series C, Build America Mutual Assurance Corp., 4.00%, 12/1/2033 (e)	365,000	366,042
5.00%, 12/1/2040	250,000	244,139
Series A, Assured Guaranty Inc., 5.00%, 12/1/2036 (e)	260,000	264,652
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (b)	1,175,000	1,161,368
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	4,113,191
4.00%, 11/1/2046 (b)	925,000	790,474
5.00%, 11/15/2037 (b)	1,000,000	992,291
Series A, 5.00%, 1/1/2049	1,500,000	1,042,177
Louisiana Public Facilities Authority Revenue, LA:
4.00%, 5/15/2041	5,000	5,043
5.00%, 5/15/2046	1,000,000	975,117
5.00%, 7/1/2047	300,000	299,688
Series A, 5.00%, 6/1/2039 (b)	1,300,000	1,234,302
Series A, 5.00%, 6/1/2041 (b)	2,350,000	1,964,659
Series A, 5.00%, 7/1/2043	1,000,000	1,000,907
Series A, 5.00%, 12/15/2043 (b)	1,350,000	1,253,497
Series A, 5.00%, 7/1/2046	500,000	485,322
Series A, 5.00%, 7/1/2047	2,000,000	1,969,200
Series A, 5.00%, 7/1/2051	385,000	372,032
5.25%, 10/1/2046 (a) (c)	2,590,000	2,529,954
AMT, 5.50%, 9/1/2059	2,405,000	2,441,014
5.63%, 6/1/2037 (b)	420,000	423,377
AMT, 5.75%, 9/1/2064	3,820,000	3,931,873
Series R-2, AMT, 6.50%, 10/1/2053 (a) (b)	1,000,000	1,048,657
Security Description	Principal Amount	Value
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2048	$2,000,000	$2,006,109
Parish of St. James Revenue, LA:
Series 2010-B, 6.10%, 12/1/2040 (a) (b)	2,395,000	2,550,560
Series 2010-A, 6.35%, 10/1/2040 (b)	2,000,000	2,146,457
Parish of St. John the Baptist Revenue, LA Series A-3, VRN, 2.20%, 6/1/2037 (a)	1,980,000	1,954,948
Plaquemines Port Harbor & Terminal District Revenue, LA Series A, 9.00%, 12/1/2044 (b)	1,000,000	847,749
		41,039,757
MAINE — 0.1%
Finance Authority of Maine Revenue, ME AMT, 4.63%, 12/1/2047 (a) (b)	650,000	632,950
Maine Health & Higher Educational Facilities Authority Revenue, ME:
Series A, 4.00%, 7/1/2041	100,000	79,560
Series A, 4.00%, 7/1/2046	310,000	235,723
Series A, 5.00%, 7/1/2046	2,045,000	1,828,468
Town of Rumford Revenue, ME 6.88%, 10/1/2026	525,000	526,122
		3,302,823
MARYLAND — 1.2%
City of Baltimore Revenue, MD:
Series A, 4.50%, 9/1/2033	1,325,000	1,318,647
5.00%, 9/1/2027	305,000	310,472
5.00%, 9/1/2028	750,000	762,345
5.00%, 9/1/2031	500,000	506,304
5.00%, 9/1/2039	1,250,000	1,217,098
5.00%, 9/1/2046	250,000	234,531
5.00%, 6/1/2051	550,000	521,726
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,470,000	1,452,857
5.00%, 7/1/2036	474,000	476,172
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	500,000	499,945
Series B, 5.00%, 11/1/2042	2,105,000	1,946,236
County of Frederick Revenue, MD Series A, 5.00%, 9/1/2037 (b)	1,500,000	1,446,198
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	875,000	772,364
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (b)	980,000	821,066

See accompanying notes to financial statements.
43

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (b)	$1,600,000	$1,594,612
Maryland Economic Development Corp. Revenue, MD:
VRN, 5.00%, 7/1/2048 (a) (b)	1,000,000	1,011,320
Series B, AMT, 5.00%, 6/30/2040	3,250,000	3,248,078
Series B, AMT, 5.25%, 6/30/2052	785,000	766,844
Series A, 5.63%, 7/1/2043	1,500,000	1,570,875
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	535,000	511,948
4.00%, 9/1/2040	325,000	289,677
4.00%, 9/1/2050	2,520,000	2,026,425
4.38%, 7/1/2036	1,155,000	1,092,984
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series A, 3.00%, 7/1/2046	545,000	393,347
5.00%, 7/1/2040	1,000,000	1,000,000
5.00%, 7/1/2045	90,000	90,000
Series A, 5.00%, 7/1/2038	100,000	100,451
Series A, 5.00%, 5/15/2045	2,690,000	2,679,390
Series A, 5.50%, 1/1/2031	100,000	102,437
Series A, 5.50%, 1/1/2036	3,500,000	3,551,513
		32,315,862
MASSACHUSETTS — 1.0%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	100,000	98,813
5.00%, 6/15/2054	500,000	455,998
Massachusetts Development Finance Agency Revenue, MA:
Series A, 4.00%, 7/1/2044	2,500,000	2,063,132
Series B, 4.00%, 6/1/2035	2,275,000	2,018,938
Series D, 4.00%, 7/1/2045	350,000	298,096
4.13%, 10/1/2042 (b)	500,000	443,320
5.00%, 7/1/2041	4,500,000	4,474,203
5.00%, 10/1/2043	950,000	863,672
5.00%, 7/1/2047	870,000	729,307
5.00%, 7/1/2051 (b)	750,000	602,941
5.00%, 10/1/2057 (b)	2,420,000	2,228,723
Series A, 5.00%, 7/1/2044 (b)	470,000	446,621
Series A, 5.00%, 7/1/2060 (b)	550,000	498,606
Series D, 5.00%, 7/1/2044	1,515,000	1,453,421
Series G, 5.00%, 7/1/2044	1,000,000	919,059
Series L, 5.00%, 7/1/2044	500,000	490,789
Series A, 5.25%, 7/1/2034	10,000	9,409
Series G, 5.25%, 7/1/2052	2,500,000	2,441,193
Series A, 5.50%, 7/1/2044	325,000	296,665
Series A, 5.50%, 8/15/2050	5,230,000	5,366,831
		26,199,737
Security Description	Principal Amount	Value
MICHIGAN — 1.4%
City of Detroit Sewage Disposal System Revenue, MI Series B, National Public Finance Guarantee Corp., 5.50%, 7/1/2029 (e)	$130,000	$134,122
City of Detroit, General Obligation, MI:
Series A, 4.00%, 4/1/2040	1,440,000	1,309,513
Series A, 5.00%, 4/1/2046	250,000	246,742
5.50%, 4/1/2050	135,000	136,357
Detroit Downtown Development Authority, Special Obligation, MI 5.00%, 7/1/2048	1,615,000	1,627,169
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	1,000,000	837,592
Series A, 5.50%, 4/1/2039	3,000,000	2,617,724
Kalamazoo Economic Development Corp. Revenue, MI Series A, 5.00%, 5/15/2055	3,000,000	2,542,926
Michigan Finance Authority Revenue, MI:
Series A, 4.00%, 2/15/2044	2,840,000	2,562,828
Series A, 4.00%, 6/1/2049	6,000,000	4,998,467
4.40%, 4/1/2031 (b)	100,000	89,800
4.90%, 4/1/2041 (b)	260,000	196,984
Series A, 5.00%, 11/15/2048	2,350,000	2,306,635
Series B, 5.00%, 7/1/2026	225,000	225,343
Series B, 5.00%, 7/1/2028	100,000	100,155
Series B, 5.00%, 7/1/2033	100,000	100,116
Series B, 5.00%, 7/1/2044	2,575,000	2,575,406
Series D-2, 5.00%, 7/1/2034	400,000	400,015
5.25%, 2/1/2027	215,000	217,477
5.50%, 2/28/2057	2,590,000	2,670,709
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (a)	1,000,000	994,359
Assured Guaranty Inc., 4.25%, 12/31/2038 (e)	5,000,000	4,835,102
AMT, 5.00%, 6/30/2030	35,000	36,175
AMT, 5.00%, 6/30/2031	665,000	685,832
AMT, 5.00%, 12/31/2032	550,000	562,888
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, Zero Coupon, 6/1/2052	715,000	85,453
Series C, Zero Coupon, 6/1/2058	20,900,000	576,119
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	1,000,000	766,031

See accompanying notes to financial statements.
44

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Wayne County Airport Authority Revenue, MI:
Series B, Build America Mutual Assurance Corp., 5.00%, 12/1/2039 (e)	$700,000	$701,068
Series C, AMT, 5.00%, 12/1/2039	550,000	550,016
Series C, AMT, 5.00%, 12/1/2044	285,000	283,136
		35,972,259
MINNESOTA — 0.8%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	141,205
City of Brooklyn Park Revenue, MN:
Series A, 4.75%, 7/1/2025	20,000	20,000
Series A, 5.50%, 7/1/2035	150,000	139,260
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	323,307
Series A, 5.00%, 7/1/2056	2,125,000	1,714,005
Series A, 5.38%, 8/1/2050	1,000,000	956,701
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	91,743
City of Minneapolis Revenue, MN Series A, 5.00%, 12/1/2047 (b)	300,000	263,694
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	1,100,000	860,893
Series A, 5.00%, 8/1/2048	1,050,000	818,165
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	150,000	118,393
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	139,107
City of Woodbury Revenue, MN:
5.50%, 6/1/2055 (b)	1,635,000	1,502,980
5.50%, 6/1/2063 (b)	2,060,000	1,861,240
Cuyuna Range Hospital, Inc. Revenue, MN 5.75%, 5/1/2053	2,500,000	2,475,386
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	1,000,000	878,553
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
Series A, 4.63%, 3/1/2043	235,000	195,542
Series A, 5.00%, 12/1/2041	500,000	491,815
Series A, 5.00%, 9/1/2043	1,315,000	1,245,093
Series A, 5.00%, 11/15/2047	995,000	973,865
5.25%, 3/1/2043 (b)	1,205,000	1,147,352
Series A, 5.30%, 7/1/2045	500,000	478,122
5.50%, 3/1/2053 (b)	1,765,000	1,703,628
Security Description	Principal Amount	Value
Minnesota Agricultural & Economic Development Board Revenue, MN 5.25%, 1/1/2047	$1,000,000	$1,015,784
St. Paul Port Authority Revenue, MN Series 7, 4.50%, 10/1/2037 (b)	255,000	238,402
Woodbury Housing & Redevelopment Authority Revenue, MN 5.00%, 12/1/2029	225,000	225,104
		20,019,339
MISSISSIPPI — 0.3%
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	320,053
Mississippi Development Bank Revenue, MS:
Assured Guaranty Inc., 3.50%, 9/1/2034 (e)	300,000	284,646
4.00%, 10/1/2035 (b)	500,000	442,150
4.00%, 10/1/2041 (b)	1,000,000	779,807
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series A, 5.00%, 9/1/2041	3,100,000	3,031,407
Series A, 5.00%, 9/1/2046	1,500,000	1,432,963
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	630,956
Series A, 5.00%, 10/15/2036	500,000	513,992
		7,435,974
MISSOURI — 0.9%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	370,000	271,801
4.00%, 3/1/2041	120,000	112,760
4.00%, 3/1/2046	100,000	88,891
Cape Girardeau County Industrial Development Authority, Special Obligation, MO 5.75%, 5/1/2054 (b)	3,000,000	2,690,229
City of Jennings Revenue, MO 5.00%, 11/1/2049 (d)	105,966	14,835
City of St. Ann, Special Obligation, MO Series A, 4.63%, 11/1/2030 (b)	25,000	24,505
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	111,975
5.00%, 8/1/2029	70,000	65,936
5.00%, 8/1/2030	530,000	491,850
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	2,475,000	1,667,923

See accompanying notes to financial statements.
45

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.00%, 6/1/2053	$450,000	$378,726
4.25%, 8/1/2035	280,000	266,793
4.25%, 12/1/2042 (b)	450,000	385,969
Series A, 5.00%, 2/1/2036	650,000	650,476
Series A, 5.00%, 2/1/2042	115,000	112,975
Series A, 5.25%, 2/1/2048	1,070,000	1,045,264
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (b)	1,000,000	956,571
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	589,769
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	1,625,000	1,378,323
Series A, 5.50%, 6/15/2042 (b)	500,000	452,987
Series A, 5.63%, 6/15/2053 (b)	400,000	352,093
Series A, 5.75%, 6/15/2054	500,000	488,808
Kansas City Industrial Development Authority Revenue, MO:
Series D, 2.00%, 11/15/2046	200,616	9,290
Series A-1, 5.00%, 6/1/2046 (b)	1,950,000	1,813,415
Series B, AMT, 5.00%, 3/1/2033	760,000	786,641
Series B, 5.00%, 11/15/2046	449,515	299,121
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,549,274
Lees Summit Industrial Development Authority Revenue, MO:
Series A, 5.00%, 8/15/2032	730,000	735,317
Series A, 5.00%, 8/15/2051	1,000,000	822,581
Lees Summit Industrial Development Authority, Special Assessment, MO 6.00%, 5/1/2042	435,000	387,368
Missouri Development Finance Board Revenue, MO Series C, 3.50%, 3/1/2031	265,000	257,244
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	150,000	141,812
Series A, 5.00%, 12/1/2025	45,000	44,906
Series A, 5.00%, 9/1/2038	350,000	350,971
Series A, 5.25%, 9/1/2045 (b)	3,000,000	2,818,334
Security Description	Principal Amount	Value
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	$210,000	$206,382
		23,822,115
MONTANA — 0.1%
City of Forsyth Revenue, MT:
Series B, 3.88%, 3/1/2034	1,150,000	1,127,846
Series A, VRN, 3.90%, 3/1/2031 (a)	680,000	677,772
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	88,699
City of Missoula Water System Revenue, MT Series A, 4.00%, 7/1/2044	210,000	191,377
Montana Facility Finance Authority Revenue, MT Series B, 5.00%, 7/1/2048	325,000	321,007
		2,406,701
NEBRASKA — 0.2%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	700,000	728,329
Series A, 5.00%, 9/1/2036	1,140,000	1,210,978
Series A-1, VRN, 5.00%, 8/1/2055 (a)	3,000,000	3,175,337
		5,114,644
NEVADA — 0.4%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	237,309
City of Las Vegas Special Improvement District No. 816, Special Assessment, NV 3.13%, 6/1/2051	210,000	138,946
City of Las Vegas Special Improvement District No. 817, Special Assessment, NV 6.00%, 6/1/2053	1,000,000	1,028,546
City of Reno, Special Assessment, NV 5.25%, 6/1/2054 (b)	500,000	463,506
City of Sparks Revenue, NV Series A, 2.75%, 6/15/2028 (b)	40,000	39,049
Clark County School District, General Obligation, NV:
Series C, 3.00%, 6/15/2030	120,000	117,438
Series A, 4.00%, 6/15/2035	500,000	501,920
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	345,532
State of Nevada Department of Business & Industry Revenue, NV:
Series A, 4.50%, 12/15/2029 (b)	500,000	500,284

See accompanying notes to financial statements.
46

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A, 5.00%, 12/15/2038 (b)	$750,000	$730,005
AMT, 5.75%, 2/15/2038 (b)	1,001,791	10
5.88%, 12/15/2027 (b)	403,044	4
6.25%, 12/15/2037 (b)	1,780,571	18
AMT, 6.95%, 2/15/2038 (b)	895,855	9
Series 2025A, AMT, 9.50%, 1/1/2065 (a) (b)	2,600,000	2,462,173
Tahoe-Douglas Visitors Authority Revenue, NV 5.00%, 7/1/2040	3,475,000	3,509,259
		10,074,008
NEW HAMPSHIRE — 1.4%
New Hampshire Business Finance Authority Revenue, NH:
Zero Coupon, 12/15/2032 (b)	1,850,000	1,141,889
Zero Coupon, 12/15/2033 (b)	1,070,000	644,929
Series B, AMT, VRN, 3.75%, 7/1/2045 (a) (b)	4,950,000	3,970,775
4.00%, 1/1/2051	1,330,000	983,372
Series 1-A, 4.13%, 1/20/2034	7,790,652	7,702,954
Series C, AMT, 4.88%, 11/1/2042 (b)	1,855,000	1,705,464
5.00%, 7/1/2031 (b)	915,000	913,952
5.00%, 7/1/2041 (b)	1,855,000	1,648,815
Series C, 5.25%, 7/1/2054	3,500,000	3,437,370
5.38%, 12/15/2035 (b)	4,000,000	3,993,024
5.88%, 12/15/2033 (b)	4,135,000	4,148,533
5.95%, 12/1/2031 (b)	1,000,000	1,000,746
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
4.00%, 7/1/2037 (b)	3,000,000	2,494,509
5.00%, 10/1/2038	2,000,000	2,001,018
		35,787,350
NEW JERSEY — 1.7%
Bayonne Redevelopment Agency Revenue, NJ Series A, 5.38%, 11/1/2035	370,000	318,146
City of Atlantic City, General Obligation, NJ 5.00%, 12/1/2025	120,000	119,675
New Jersey Economic Development Authority Revenue, NJ:
Series B, Assured Guaranty Inc., Zero Coupon, 7/1/2027 (e)	160,000	149,678
Series A, 3.38%, 7/1/2030	555,000	538,323
Series C, 4.00%, 6/15/2047	155,000	135,053
Series MMM, 4.00%, 6/15/2036	335,000	325,841
Series QQQ, 4.00%, 6/15/2050	210,000	179,452
Security Description	Principal Amount	Value
Series A, 4.13%, 7/1/2030	$110,000	$105,847
Series XX, 4.38%, 6/15/2027	175,000	175,095
AMT, 5.00%, 10/1/2037	100,000	100,667
Series A, 5.00%, 6/1/2036	490,000	490,210
Series A, 5.00%, 11/1/2044	500,000	499,983
Series A, 5.00%, 6/15/2047	510,000	504,667
Series C, 5.00%, 6/15/2047	365,000	361,183
Assured Guaranty Inc., 5.13%, 1/1/2039 (e)	720,000	721,295
5.25%, 9/15/2029	45,000	45,015
5.25%, 1/1/2044	750,000	683,916
Series B, AMT, 5.63%, 11/15/2030	2,500,000	2,501,498
AMT, 6.63%, 1/1/2045 (b)	1,500,000	1,531,273
New Jersey Economic Development Authority, NJ Zero Coupon, 11/1/2031 (g)	1,000,000	—
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 3.00%, 7/1/2050	655,000	455,983
Series G, 3.50%, 7/1/2031	215,000	214,761
Series B, 5.00%, 9/1/2036	300,000	303,391
Series B, 5.50%, 9/1/2032	150,000	153,552
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	490,907
4.00%, 7/1/2048	175,000	144,264
5.00%, 7/1/2041	2,000,000	1,975,414
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2030	265,000	220,690
Series A, Zero Coupon, 12/15/2033	285,000	208,452
Series A, Zero Coupon, 12/15/2035	765,000	506,607
Series C, American Municipal Bond Assurance Corp., Zero Coupon, 12/15/2028 (e)	70,000	62,836
Series AA, 4.00%, 6/15/2040	2,660,000	2,500,958
Series BB, 4.00%, 6/15/2036	200,000	196,072
Series BB, 4.00%, 6/15/2044	4,140,000	3,735,010
Series A, 5.00%, 12/15/2028	100,000	106,813
Series BB, 5.00%, 6/15/2046	3,250,000	3,291,827
Series BB, 5.00%, 6/15/2050	500,000	539,019
New Jersey Turnpike Authority Revenue, NJ:
Series A, 4.00%, 1/1/2042	1,000,000	928,254
Series B, 5.00%, 1/1/2034	1,220,000	1,375,271
Series A, 5.25%, 1/1/2050	1,530,000	1,597,568
Series A, 5.25%, 1/1/2055	1,665,000	1,730,640
Newark Housing Authority Revenue, NJ National Public Finance Guarantee Corp., 5.00%, 1/1/2032 (e)	435,000	461,175

See accompanying notes to financial statements.
47

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Passaic County Improvement Authority Revenue, NJ Series 2023A, 5.00%, 7/1/2044	$375,000	$365,005
South Jersey Port Corp. Revenue, NJ:
Series B, AMT, 5.00%, 1/1/2036	150,000	151,972
Series B, AMT, 5.00%, 1/1/2048	500,000	492,796
Tobacco Settlement Financing Corp. Revenue, NJ:
Series A, 5.00%, 6/1/2029	175,000	180,435
Series A, 5.00%, 6/1/2046	5,780,000	5,741,948
Series B, 5.00%, 6/1/2046	6,480,000	6,242,853
Series A, 5.25%, 6/1/2046	1,905,000	1,917,641
		45,778,931
NEW MEXICO — 0.3%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	3,135,000	2,631,812
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	330,000	310,117
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	135,000	133,326
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	434,482
Winrock Town Center Tax Increment Development District No. 1, Special Obligation, NM 4.25%, 5/1/2040 (b)	4,000,000	3,606,466
		7,116,203
NEW YORK — 7.3%
Babylon L D Corp. II Revenue, NY Series A, 6.65%, 2/1/2053	250,000	244,397
Brookhaven Local Development Corp. Revenue, NY Series A, 5.00%, 10/1/2050	2,410,000	2,391,504
Brooklyn Arena Local Development Corp. Revenue, NY:
Zero Coupon, 7/15/2047	440,000	134,567
Series A, 5.00%, 7/15/2042	4,250,000	4,225,120
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY 5.25%, 7/1/2035	500,000	490,051
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (b)	265,000	265,129
5.00%, 11/1/2039	250,000	150,000
5.00%, 8/1/2047	1,040,000	941,833
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2047 (b)	$150,000	$134,621
Series A, 5.00%, 6/15/2051 (b)	1,500,000	1,327,100
Series B-1, 5.00%, 6/1/2055 (b)	1,215,000	962,698
5.25%, 11/1/2034	250,000	150,000
Series A, 5.25%, 6/15/2043 (b)	1,050,000	1,028,730
Series A1, 5.25%, 6/1/2040 (b)	720,000	671,599
5.50%, 11/1/2044	895,000	537,000
Series A1, 5.50%, 6/1/2055 (b)	610,000	522,918
5.75%, 6/1/2042 (b)	1,000,000	1,004,502
Series B, 7.00%, 4/15/2053 (b)	2,000,000	2,027,985
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	600,000	606,465
County of Sullivan, Special Assessment, NY Series A-2, 5.35%, 11/1/2049 (b)	2,000,000	1,919,536
Dutchess County Local Development Corp. Revenue, NY:
Series B, 4.00%, 7/1/2037	2,140,000	2,088,415
Series B, 4.00%, 7/1/2044	400,000	353,857
Series B, 4.00%, 7/1/2049	400,000	339,128
Series A, 5.00%, 7/1/2045	725,000	725,000
Series A, 5.00%, 7/1/2051	800,000	774,206
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series C, Zero Coupon, 6/1/2050 (b)	20,250,000	2,433,594
Series A, 5.00%, 6/1/2038	175,000	162,514
Series A, 5.00%, 6/1/2045	3,635,000	3,089,618
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series B, Zero Coupon, 1/1/2045	1,775,000	463,195
Series A, 5.00%, 1/1/2056	3,500,000	2,752,053
Series C, 5.63%, 1/1/2055 (a) (c)	620,000	534,181
Hempstead Town Local Development Corp. Revenue, NY Series A, 5.53%, 2/1/2040	850,000	782,429
Jefferson County Civic Facility Development Corp. Revenue, NY Series A, 5.00%, 11/1/2037	2,800,000	2,673,058
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	540,000	434,812
Series A, 5.00%, 9/1/2038	485,000	510,222

See accompanying notes to financial statements.
48

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Metropolitan Transportation Authority Revenue, NY:
Series C-2, Zero Coupon, 11/15/2032	$300,000	$228,506
Series D, 3.00%, 11/15/2032	215,000	195,880
Series C1, 3.25%, 11/15/2036	290,000	247,947
Series A-1, Assured Guaranty Inc., 4.00%, 11/15/2041 (e)	10,000	9,177
Series D, 4.00%, 11/15/2042	6,120,000	5,425,168
Series E, 4.00%, 11/15/2045	1,500,000	1,290,114
Series A-1, 5.00%, 11/15/2047	520,000	517,169
Series B, 5.00%, 11/15/2037	625,000	630,796
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 1/1/2040	590,000	546,677
5.00%, 1/1/2050	500,000	413,806
Series A, 5.00%, 7/1/2054 (b)	2,000,000	1,702,680
Series A, 5.00%, 7/1/2059 (b)	1,000,000	836,832
Nassau County Local Economic Assistance Corp. Revenue, NY:
Series A, 4.00%, 7/1/2033	750,000	739,548
Series A, 5.00%, 7/1/2043	1,240,000	1,214,896
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A-3, 5.00%, 6/1/2035	2,385,000	2,146,453
Series A-3, 5.13%, 6/1/2046	1,380,000	1,156,708
Series A2, 5.25%, 6/1/2026 (a) (c)	1,214,867	1,196,508
New York City Housing Development Corp. Revenue, NY:
Series E, 4.38%, 12/15/2031	440,000	450,043
Series F, 5.25%, 12/15/2031	500,000	511,835
New York City Industrial Development Agency Revenue, NY:
Assured Guaranty Inc., Zero Coupon, 3/1/2033 (e)	530,000	389,812
Assured Guaranty Inc., Zero Coupon, 3/1/2036 (e)	340,000	212,229
Assured Guaranty Inc., Zero Coupon, 3/1/2045 (e)	575,000	200,926
5.75%, 10/1/2037 (d)	1,000,000	640,000
New York Convention Center Development Corp. Revenue, NY Series B, Zero Coupon, 11/15/2045	700,000	232,764
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,318,958
Series A, 5.00%, 6/1/2045	1,000,000	854,496
Security Description	Principal Amount	Value
New York Counties Tobacco Trust V Revenue, NY Zero Coupon, 6/1/2055	$10,000,000	$791,618
New York Counties Tobacco Trust VI Revenue, NY:
Series C, 2.45%, 6/1/2042	260,000	258,427
Series C, 3.75%, 6/1/2045	225,000	167,227
Series A-2B, 5.00%, 6/1/2045	1,000,000	871,955
New York Liberty Development Corp. Revenue, NY:
5.00%, 11/15/2044 (b)	14,300,000	13,974,436
5.15%, 11/15/2034 (b)	4,145,000	4,145,252
7.25%, 11/15/2044 (b)	2,815,000	2,816,797
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2031	1,800,000	1,608,266
Series A, 3.00%, 7/1/2033	2,150,000	1,837,092
Series A, 4.00%, 9/1/2040	1,870,000	1,695,245
Series A, 4.00%, 9/1/2045	2,500,000	2,116,240
Series A, 4.00%, 9/1/2050	565,000	454,682
Series A, 5.00%, 8/1/2032	130,000	132,888
Series A, 5.00%, 7/1/2040	1,305,000	1,302,594
Series A, 5.00%, 7/1/2046	2,850,000	2,794,933
National Public Finance Guarantee Corp., 5.25%, 7/1/2031 (e)	265,000	271,439
5.25%, 10/1/2049	1,340,000	1,348,729
Series A, 5.25%, 5/1/2054	3,215,000	3,271,906
American Municipal Bond Assurance Corp., 5.50%, 7/1/2035 (e)	235,000	245,793
Series A, 5.50%, 5/1/2056	1,750,000	1,747,230
New York State Environmental Facilities Corp. Revenue, NY Series R-2, AMT, 5.13%, 9/1/2050 (a) (b)	570,000	586,341
New York State Thruway Authority Revenue, NY Series N, 3.00%, 1/1/2049	510,000	359,923
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	165,000	162,412
AMT, 3.00%, 8/1/2031	1,030,000	946,670
Series A-P3, AMT, 4.00%, 7/1/2031	2,100,000	2,097,583
Series A-P3, Assured Guaranty Inc., 4.00%, 7/1/2037 (e)	100,000	97,162
Series C, 4.00%, 12/1/2040	1,625,000	1,508,669
AMT, 4.38%, 10/1/2045	2,500,000	2,229,204
AMT, 5.00%, 8/1/2031	3,930,000	3,930,020
AMT, 5.00%, 10/1/2040	7,875,000	7,832,032
AMT, 5.00%, 12/1/2040	2,000,000	2,011,532
Series A, AMT, 5.00%, 12/1/2035	2,210,000	2,282,032
Series A-P3, AMT, 5.00%, 7/1/2030	170,000	170,177

See accompanying notes to financial statements.
49

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A-P3, AMT, 5.00%, 7/1/2041	$515,000	$515,015
AMT, 5.25%, 8/1/2031	3,770,000	3,853,541
Assured Guaranty Inc., 5.25%, 6/30/2060 (e)	5,750,000	5,753,477
AMT, 5.38%, 8/1/2036	3,050,000	3,110,024
AMT, 5.38%, 6/30/2060	6,985,000	6,849,351
AMT, 5.50%, 6/30/2054	1,300,000	1,308,383
AMT, 5.50%, 6/30/2060	2,000,000	1,999,724
Series A, AMT, 5.50%, 12/31/2054	5,855,000	5,898,239
Series A, AMT, 5.50%, 12/31/2060	1,640,000	1,639,753
AMT, 5.63%, 4/1/2040	7,000,000	7,194,233
AMT, 6.00%, 6/30/2054	2,160,000	2,231,264
Oneida Indian Nation of New York Revenue, NY Series B, 6.00%, 9/1/2043 (b)	250,000	262,988
Onondaga Civic Development Corp. Revenue, NY Series A, 5.38%, 8/1/2054	470,000	370,196
Port Authority of New York & New Jersey Revenue, NY AMT, 4.00%, 11/1/2059	610,000	493,731
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	385,000	368,587
Suffolk Regional Off-Track Betting Corp. Revenue, NY:
5.75%, 12/1/2044	2,500,000	2,555,629
6.00%, 12/1/2053	1,500,000	1,531,754
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	500,000	421,269
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	117,303
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,597,675
Series A, AMT, 5.00%, 1/1/2032	100,000	76,309
Series A, AMT, 5.00%, 1/1/2033	150,000	113,500
TSASC, Inc. Revenue, NY:
Series B, 5.00%, 6/1/2045	2,000,000	1,760,589
Series B, 5.00%, 6/1/2048	5,950,000	5,186,510
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	324,000	297,495
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (b)	700,000	728,661
Security Description	Principal Amount	Value
Westchester County Local Development Corp. Revenue, NY:
3.75%, 11/1/2037	$275,000	$232,549
Series A, 4.50%, 7/1/2056 (b)	3,000,000	2,392,177
5.00%, 11/1/2046	2,665,000	2,389,277
Series A, 5.00%, 7/1/2036 (b)	2,015,000	2,014,851
6.25%, 11/1/2052	1,585,000	1,664,665
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	165,000	138,908
		192,296,098
NORTH CAROLINA — 0.5%
North Carolina Department of Transportation Revenue, NC:
AMT, 5.00%, 12/31/2037	250,000	250,104
AMT, 5.00%, 6/30/2054	575,000	551,267
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 7/1/2044	500,000	412,422
Series A, 4.00%, 3/1/2051	1,500,000	1,172,528
Series A, 4.00%, 11/1/2052	2,555,000	2,128,279
5.00%, 7/1/2045	500,000	342,664
Series A, 5.00%, 7/1/2044	500,000	470,918
Series B, 5.00%, 9/1/2054	1,340,000	1,232,535
5.25%, 12/1/2049	1,500,000	1,513,081
5.25%, 12/1/2054	1,500,000	1,503,147
North Carolina Turnpike Authority Revenue, NC:
Series A, 5.00%, 7/1/2047	1,300,000	1,283,289
Series A, Assured Guaranty Inc., 5.00%, 1/1/2058 (e)	2,535,000	2,538,372
		13,398,606
NORTH DAKOTA — 0.4%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,476,872
4.00%, 12/1/2038	2,300,000	2,086,672
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	6,119,985
University of North Dakota, Certificate Participation, ND Series A, Assured Guaranty Inc., 2.50%, 6/1/2054 (e)	500,000	276,862
Williston Parks & Recreation District Revenue, ND Series A, 4.00%, 3/1/2032	45,000	44,507
		10,004,898
OHIO — 4.2%
Akron Bath Copley Joint Township Hospital District Revenue, OH 4.00%, 11/15/2038	600,000	584,820

See accompanying notes to financial statements.
50

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series B-3, Zero Coupon, 6/1/2057	$20,000,000	$1,855,386
Series B-2, 5.00%, 6/1/2055	48,325,000	41,198,348
City of Centerville Revenue, OH 5.25%, 11/1/2047	3,190,000	2,821,530
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	287,966
City of Cleveland Revenue, OH 5.38%, 9/15/2027	1,320,000	1,320,662
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (b)	1,100,000	877,757
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	690,000	608,768
County of Butler Revenue, OH 5.00%, 11/15/2045	2,000,000	1,910,873
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2057	200,000	184,417
5.50%, 2/15/2052	8,000,000	7,827,882
County of Franklin Revenue, OH:
5.25%, 7/1/2041	1,000,000	1,003,397
5.50%, 7/1/2041	1,500,000	1,534,311
County of Hamilton Revenue, OH:
Series A, 3.75%, 8/15/2050	750,000	599,103
5.00%, 1/1/2051	750,000	704,714
County of Lucas Revenue, OH:
Series A, Assured Guaranty Inc., 4.13%, 11/15/2042 (e)	600,000	548,099
Series A, 5.25%, 11/15/2048	4,585,000	4,414,776
County of Miami Revenue, OH 5.00%, 8/1/2045	2,000,000	1,991,858
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	3,460,000	3,583,423
5.25%, 9/1/2049	1,100,000	1,106,326
Series A, 6.25%, 4/1/2049 (b) (d)	401,671	5,021
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	1,003,932
5.00%, 2/15/2044	200,000	190,365
5.00%, 2/15/2048	4,390,000	4,100,429
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	2,105,166
Franklin County Convention Facilities Authority Hotel Project Revenue, OH:
5.00%, 12/1/2044	670,000	624,666
Security Description	Principal Amount	Value
5.00%, 12/1/2051	$2,060,000	$1,827,189
Jefferson County Port Authority Revenue, OH 5.00%, 12/1/2053 (a) (b)	3,115,000	3,119,678
Ohio Air Quality Development Authority Revenue, OH:
Series B, AMT, VRN, 2.60%, 6/1/2041 (a)	200,000	188,829
Series A, 3.25%, 9/1/2029	3,000,000	2,931,637
AMT, 4.25%, 1/15/2038 (b)	215,000	206,584
AMT, 4.50%, 1/15/2048 (b)	4,700,000	4,240,379
AMT, 5.00%, 7/1/2049 (b)	5,755,000	5,095,703
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	100,000	90,261
4.00%, 10/1/2050	1,000,000	769,233
Port of Greater Cincinnati Development Authority Revenue, OH:
Series B, 5.00%, 12/1/2046	240,000	218,253
Series A, 6.50%, 1/1/2045 (b)	400,000	403,373
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	2,465,000	2,035,552
5.50%, 12/1/2043	400,000	351,363
Summit County Development Finance Authority Revenue, OH:
5.63%, 12/1/2048	2,000,000	2,059,174
6.00%, 12/1/2058	3,000,000	3,133,627
		109,664,830
OKLAHOMA — 0.7%
Oklahoma County Finance Authority Revenue, OK 5.00%, 9/1/2035	2,575,000	2,645,972
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	580,000	566,844
Series B, 5.00%, 8/15/2028	400,000	415,120
Series B, 5.00%, 8/15/2033	3,000,000	3,077,065
Series B, 5.00%, 8/15/2038	350,000	352,358
Series B, 5.25%, 8/15/2043	5,000,000	4,985,492
Series B, 5.50%, 8/15/2057	2,500,000	2,446,904
Payne County Economic Development Authority Revenue, OK:
Series B2, 4.75%, 11/1/2023 (d)	199,640	689
Series A, 6.88%, 11/1/2046 (d)	33,274	115
Tulsa Municipal Airport Trust Trustees Revenue, OK:
Series B, AMT, 5.50%, 12/1/2035	700,000	700,009
Series C, AMT, 5.50%, 12/1/2035	1,500,000	1,500,019

See accompanying notes to financial statements.
51

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
AMT, 6.25%, 12/1/2035	$2,400,000	$2,650,887
		19,341,474
OREGON — 0.4%
Astoria Hospital Facilities Authority Revenue, OR 5.25%, 8/1/2049	1,050,000	1,032,017
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	1,155,000	830,114
Series A, 4.00%, 12/1/2056	2,500,000	1,735,968
Oregon State Facilities Authority Revenue, OR Series A, 5.00%, 6/1/2046	1,000,000	995,065
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,545,741
Port of Portland Airport Revenue, OR Series 27-A, AMT, 5.00%, 7/1/2038	605,000	619,594
Salem Hospital Facility Authority Revenue, OR 4.00%, 5/15/2040	710,000	632,059
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	288,881
Series A, 5.00%, 11/15/2046	640,000	538,197
Series A, 5.00%, 11/15/2051	2,200,000	1,781,136
Series A, 5.00%, 11/15/2056	500,000	395,253
		10,394,025
PENNSYLVANIA — 3.3%
Allegheny County Airport Authority Revenue, PA Series A, AMT, 5.00%, 1/1/2051	625,000	614,543
Allegheny County Hospital Development Authority Revenue, PA Series A, 5.00%, 4/1/2047	1,000,000	975,192
Allentown Commercial & Industrial Development Authority Revenue, PA:
5.00%, 7/1/2050 (b)	1,250,000	1,151,056
5.00%, 7/1/2059 (b)	3,750,000	3,373,004
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2042 (b)	10,295,000	10,048,217
Series A, 5.25%, 5/1/2042 (b)	400,000	387,976
6.25%, 5/1/2042 (b)	1,000,000	964,055
Berks County Municipal Authority Revenue, PA:
Series B-1, Zero Coupon, 6/30/2044 (c)	3,866,000	2,791,399
Security Description	Principal Amount	Value
Series A-3, 5.00%, 6/30/2039	$9,828,000	$9,072,453
Series A-2A, 6.00%, 6/30/2034	582,000	615,889
Bucks County Industrial Development Authority Revenue, PA:
5.00%, 7/1/2037	2,565,000	2,627,904
5.00%, 7/1/2039	2,850,000	2,883,937
Centre County Hospital Authority Revenue, PA Series A, 3.75%, 11/15/2041	385,000	330,556
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	500,000	458,970
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	741,617
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	509,271
Series A, 5.00%, 10/1/2047	545,000	539,622
County of Lehigh Revenue, PA:
Series A, 4.00%, 7/1/2049	2,000,000	1,636,517
Series A, 5.00%, 7/1/2027	155,000	160,771
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	100,000	99,338
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (b)	365,000	341,885
6.25%, 10/15/2053 (b)	2,800,000	2,020,011
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	96,643
4.00%, 8/1/2045	170,000	152,554
5.25%, 10/1/2032	115,000	115,000
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (b)	995,000	933,110
Doylestown Hospital Authority Revenue, PA:
Series A, 5.00%, 7/1/2046	110,000	108,755
Series A, 5.00%, 7/1/2049	2,375,000	2,344,547
DuBois Hospital Authority Revenue, PA 5.00%, 7/15/2043	2,000,000	1,806,287
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	328,633
5.00%, 7/1/2031	845,000	859,011
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	326,832
Series A, 5.00%, 7/1/2035	5,350,000	5,350,194

See accompanying notes to financial statements.
52

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2047	$100,000	$78,434
5.13%, 7/1/2037	390,000	382,162
5.25%, 7/1/2041	180,000	171,979
Lancaster Municipal Authority Revenue, PA:
Series A, 5.00%, 12/1/2045	1,000,000	971,574
Series A, 5.00%, 5/1/2049	900,000	871,042
Series A, 5.00%, 12/1/2055	1,250,000	1,165,568
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	140,000	106,447
4.00%, 11/1/2041	250,000	219,891
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 12/1/2032	250,000	254,265
Series A, 5.00%, 10/1/2026	110,000	110,034
Series A, 5.00%, 9/1/2035	300,000	309,126
Montgomery County Industrial Development Authority Revenue, PA:
5.00%, 1/1/2030	1,040,000	1,040,087
5.00%, 11/15/2036	100,000	100,984
5.25%, 1/1/2040	205,000	194,748
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	918,658
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	635,000	617,620
Series A, 5.00%, 8/15/2048	630,000	620,386
Penn Hills School District, General Obligation, PA Build America Mutual Assurance Corp., State Aid Withholding, 3.00%, 10/1/2037 (e)	900,000	794,111
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-1, 4.00%, 4/15/2050	3,350,000	2,840,602
5.00%, 12/31/2028	360,000	364,030
Series C, 5.25%, 12/1/2037 (a)	1,000,000	1,008,195
AMT, 5.45%, 1/1/2051 (a) (b)	600,000	612,265
Series A1, 10.00%, 12/1/2040 (b) (d)	345,000	34
Series A2, AMT, 10.00%, 12/1/2040 (b) (d)	345,000	34
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series AT-1, ETM, 3.00%, 6/15/2045	615,000	452,804
5.00%, 5/1/2035	150,000	150,750
5.00%, 5/1/2037	2,000,000	1,545,413
Security Description	Principal Amount	Value
5.00%, 5/1/2042	$500,000	$351,869
Series A, 5.00%, 11/1/2036	980,000	980,671
Series A, Assured Guaranty Inc., 5.00%, 5/1/2038 (e)	555,000	576,594
Series A, Assured Guaranty Inc., 5.00%, 5/1/2039 (e)	495,000	511,208
Series B-2, 5.00%, 11/1/2054	2,000,000	1,934,305
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2051	775,000	675,958
Series B, 4.00%, 12/1/2046	500,000	447,107
Series A2, 5.00%, 12/1/2028 (a) (c)	405,000	418,530
Series B, 5.00%, 12/1/2040	855,000	856,240
Series B-1, 5.25%, 6/1/2047	550,000	553,374
Philadelphia Authority for Industrial Development Revenue, PA:
Series A, 4.00%, 11/1/2045	2,930,000	2,477,737
5.00%, 6/15/2050	500,000	424,426
Series A, 5.00%, 7/1/2037	290,000	286,802
Series A, 5.00%, 9/1/2037	575,000	577,206
Series A, 5.00%, 7/1/2042	2,000,000	1,869,559
Series A, 5.38%, 6/15/2050 (b)	570,000	501,646
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	310,000	310,901
School District of Philadelphia, General Obligation, PA Series F, State Aid Withholding, 5.00%, 9/1/2038	860,000	873,873
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	115,000	115,064
West Shore Area Authority Revenue, PA Series A, 5.00%, 7/1/2030	150,000	150,034
		85,560,096
PUERTO RICO — 10.0%
Children's Trust Fund Revenue, PR:
Series A, Zero Coupon, 5/15/2050	8,000,000	1,434,696
Series A, Zero Coupon, 5/15/2057	175,000,000	9,628,097
Series B, Zero Coupon, 5/15/2057	13,200,000	346,980
5.50%, 5/15/2039	435,000	439,493
5.63%, 5/15/2043	3,790,000	3,836,679
Commonwealth of Puerto Rico, General Obligation, PR:
Series A1, 4.00%, 7/1/2033	5,000,000	4,878,144
Series A1, 4.00%, 7/1/2035	8,384,000	8,072,474
Series A1, 4.00%, 7/1/2037	9,287,000	8,848,216

See accompanying notes to financial statements.
53

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A1, 4.00%, 7/1/2041	$20,107,000	$17,868,663
Series A1, 4.00%, 7/1/2046	18,113,000	15,476,032
Series A1, 5.63%, 7/1/2029	3,000,000	3,164,426
Series A1, 5.75%, 7/1/2031	8,000,000	8,629,000
PRIFA Custodial Trust, General Obligation, PR Zero Coupon, 3/15/2049	100,000	37,268
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (b)	2,400,000	2,086,735
Series B, 4.00%, 7/1/2042 (b)	7,305,000	6,344,007
Series B, 4.00%, 7/1/2047 (b)	2,585,000	2,117,304
Series A, 5.00%, 7/1/2033 (b)	275,000	285,007
Series A, 5.00%, 7/1/2047 (b)	8,465,000	8,215,005
Series B, 5.00%, 7/1/2029 (b)	1,090,000	1,127,244
Series B, 5.00%, 7/1/2033 (b)	7,615,000	7,892,107
Series B, 5.00%, 7/1/2037 (b)	3,035,000	3,109,954
Puerto Rico Electric Power Authority Revenue, PR:
Series RR, XL Capital Insurance, Inc., 5.00%, 7/1/2026 (e)	140,000	139,867
Series V V, Assured Guaranty Inc., 5.25%, 7/1/2027 (e)	920,000	923,538
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2025 (e)	710,000	710,000
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2026 (e)	795,000	796,160
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2034 (e)	770,000	756,711
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, PR:
5.00%, 10/1/2042	515,000	461,359
Series A, National Public Finance Guarantee Corp., 5.00%, 7/1/2033 (e)	400,000	399,109
Series 2023-A-2, AMT, 6.50%, 1/1/2042	500,000	554,911
Series 2023-A-1, AMT, 6.75%, 1/1/2045	1,500,000	1,666,646
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2033	1,500,000	1,066,218
Series A-1, Zero Coupon, 7/1/2046	19,655,000	6,223,711
Series A2, 4.33%, 7/1/2040	18,800,000	17,640,489
Series A-1, 4.55%, 7/1/2040	3,290,330	3,153,812
Series A2, 4.55%, 7/1/2040	100,000	80,299
Series A-1, 4.75%, 7/1/2053	19,250,000	17,697,819
Security Description	Principal Amount	Value
Series B-1, 4.75%, 7/1/2053	$2,996,000	$2,754,424
Series A2, 4.78%, 7/1/2058	43,660,000	39,786,114
Series A-1, 5.00%, 7/1/2058	57,413,000	53,975,586
		262,624,304
RHODE ISLAND — 0.4%
Rhode Island Health & Educational Building Corp. Revenue, RI:
5.00%, 5/15/2039	1,000,000	989,589
Series B, 5.00%, 9/1/2036	1,750,000	1,715,354
5.25%, 5/15/2054	750,000	743,074
Tobacco Settlement Financing Corp. Revenue, RI:
Series A, Zero Coupon, 6/1/2052	29,210,000	5,057,770
Series B, Zero Coupon, 6/1/2052	5,000,000	780,589
Series A, 5.00%, 6/1/2040	1,000,000	999,982
		10,286,358
SOUTH CAROLINA — 0.8%
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2041	1,000,000	1,000,326
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.00%, 6/1/2046 (b)	600,000	425,060
5.00%, 11/1/2037	500,000	485,252
5.00%, 1/1/2055 (b)	3,000,000	2,416,577
Series A, 5.00%, 5/1/2043	2,440,000	2,433,677
Series A, 5.00%, 12/1/2046	2,000,000	1,991,474
Series A, 5.13%, 6/15/2042 (b)	1,000,000	914,856
5.25%, 11/15/2047	1,750,000	1,658,733
Series A, 5.25%, 8/15/2033	100,000	101,236
Series A, 5.50%, 11/1/2045	1,000,000	1,054,291
5.75%, 11/15/2054	500,000	504,846
Series B-1, 5.75%, 11/15/2029	2,000,000	1,999,880
Series A, 7.13%, 6/15/2053 (b)	1,000,000	1,004,719
Series A, 7.25%, 6/15/2058 (b)	1,325,000	1,330,466
South Carolina Ports Authority Revenue, SC AMT, 4.00%, 7/1/2040	245,000	228,728
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	411,974
Series A, 4.00%, 12/1/2052	2,000,000	1,673,387
Series B, 4.00%, 12/1/2038	1,365,000	1,313,964
Series B, 4.00%, 12/1/2056	360,000	295,840

See accompanying notes to financial statements.
54

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	$195,000	$177,889
		21,423,175
SOUTH DAKOTA — 0.1%
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	213,092
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2032	215,000	220,220
5.00%, 7/1/2046	1,000,000	980,671
		1,413,983
TENNESSEE — 0.7%
Bristol Industrial Development Board Revenue, TN:
Series B, Zero Coupon, 12/1/2031 (b)	3,350,000	2,346,144
Series A, 5.13%, 12/1/2042 (b)	400,000	371,869
Greeneville Health & Educational Facilities Board Revenue, TN Series A, 4.00%, 7/1/2040	650,000	586,124
Knox County Health Educational & Housing Facility Board Revenue, TN:
4.00%, 11/15/2043	2,000,000	1,769,421
5.00%, 4/1/2030	500,000	508,663
5.00%, 4/1/2031	240,000	243,676
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037	100,000	73,382
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series A, 5.00%, 7/1/2040	1,270,000	1,268,617
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment, TN Series A, 4.00%, 6/1/2051 (b)	1,150,000	936,502
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	500,000	429,399
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (b)	430,000	432,875
Shelby County Health & Educational Facilities Board Revenue, TN:
Series A1, 5.00%, 6/1/2044 (b)	415,000	391,415
Security Description	Principal Amount	Value
Series A1, 5.25%, 6/1/2056 (b)	$400,000	$368,913
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, 5.50%, 9/1/2047 (b)	400,000	339,013
Tennergy Corp. Revenue, TN Series A, VRN, 5.50%, 10/1/2053 (a)	4,000,000	4,198,252
Tennessee Energy Acquisition Corp. Revenue, TN:
Series C, 5.00%, 2/1/2027	945,000	959,910
Series B, 5.63%, 9/1/2026	2,000,000	2,035,771
		17,259,946
TEXAS — 4.6%
Abilene Convention Center Hotel Development Corp. Revenue, TX Series B, 3.75%, 10/1/2031 (b)	1,500,000	1,384,378
Arlington Higher Education Finance Corp. Revenue, TX:
Series A, 4.00%, 8/15/2041	610,000	502,367
Series A, 4.00%, 8/15/2046	860,000	674,940
VRN, 4.50%, 6/15/2056 (a) (b)	500,000	497,178
4.88%, 6/15/2059 (b)	1,000,000	880,741
5.00%, 6/15/2064 (b)	1,200,000	1,067,372
Series A, 5.00%, 8/15/2048	15,000	13,317
Series A, 5.00%, 6/15/2051	3,500,000	2,930,989
Series A, 6.00%, 2/15/2043 (b)	1,035,000	1,008,754
Series A, 6.13%, 2/15/2053 (b)	1,000,000	950,663
6.25%, 6/1/2052 (b)	2,500,000	2,494,795
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	400,938
Series B, 5.00%, 1/1/2032	1,840,000	1,844,563
Series B, 5.00%, 1/1/2034	300,000	299,260
Central Texas Regional Mobility Authority Revenue, TX Series B, 4.00%, 1/1/2041	200,000	185,951
City of Aubrey, Special Assessment, TX 5.38%, 12/31/2045 (b)	565,000	529,439
City of Buda, Special Assessment, TX:
6.00%, 9/1/2055 (b)	350,000	328,980
6.63%, 9/1/2045 (b)	1,600,000	1,535,336
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	1,000,000	897,857
City of Houston Airport System Revenue, TX:
Series A, AMT, 4.00%, 7/1/2041	2,000,000	1,735,688

See accompanying notes to financial statements.
55

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series B-1, AMT, 4.00%, 7/15/2041	$2,965,000	$2,572,491
Series A, AMT, 5.00%, 7/1/2027	2,360,000	2,369,862
Series B-1, AMT, 5.00%, 7/15/2035	3,905,000	3,904,724
Series B-2, AMT, 5.00%, 7/15/2027	1,500,000	1,506,312
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,518,936
Series B, AMT, 5.25%, 7/15/2033	2,500,000	2,580,627
Series B, AMT, 5.50%, 7/15/2036	1,200,000	1,248,174
Series B, AMT, 5.50%, 7/15/2037	6,700,000	6,958,705
Series A, AMT, 6.50%, 7/15/2030	300,000	300,825
City of Lavon, Special Assessment, TX 4.00%, 9/15/2042 (b)	1,000,000	843,864
City of Mesquite, Special Assessment, TX 5.50%, 9/1/2043 (b)	750,000	750,522
City of Pilot Point, Special Assessment, TX 6.13%, 9/15/2045 (b)	700,000	709,028
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	95,000	92,813
Series A, 4.35%, 12/1/2042	290,000	255,431
Series D, 5.25%, 8/15/2027	530,000	531,348
Series D, 5.25%, 8/15/2028	1,000,000	1,002,543
Series A, 6.00%, 6/15/2043 (b)	2,000,000	1,940,604
Series D, 6.13%, 8/15/2048	3,010,000	3,020,710
County of Denton, Special Assessment, TX:
5.63%, 12/31/2055 (b)	650,000	655,711
6.13%, 12/31/2055 (b)	1,000,000	1,007,028
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (b)	400,000	399,988
Dallas Fort Worth International Airport Revenue, TX Series 2024, 4.00%, 11/1/2045	2,500,000	2,287,223
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	186,776
4.00%, 8/15/2038	885,000	799,525
5.00%, 8/15/2037	200,000	201,511
Greater Texas Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.25%, 6/1/2049	2,500,000	2,507,049
Security Description	Principal Amount	Value
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	$120,000	$96,569
Harris County Industrial Development Corp. Revenue, TX 4.05%, 11/1/2050 (a)	1,100,000	1,076,619
Harris County-Houston Sports Authority Revenue, TX:
Series H, National Public Finance Guarantee Corp., Zero Coupon, 11/15/2040 (e)	5,165,000	2,289,023
Series A, Assured Guaranty Inc., 3.13%, 11/15/2056 (e)	510,000	339,181
Matagorda County Navigation District No. 1 Revenue, TX:
Series B-1, 4.00%, 6/1/2030	1,000,000	1,000,150
Series B, American Municipal Bond Assurance Corp., 4.55%, 5/1/2030 (e)	1,070,000	1,113,312
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (d)	541,434	5,414
Mission Economic Development Corp. Revenue, TX:
AMT, 4.63%, 10/1/2031 (b)	4,830,000	4,836,711
VRN, AMT, 5.00%, 12/1/2064 (a)	800,000	817,635
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, Zero Coupon, 11/15/2061 (a)	1,301,577	327,975
5.00%, 1/1/2047	500,000	465,325
Series A, 5.00%, 7/1/2047	1,000,000	946,394
Series A, 5.00%, 8/15/2050 (b)	1,900,000	1,579,432
Series A1, 5.25%, 1/1/2042	2,500,000	2,409,504
Series A, 5.38%, 11/15/2036	500,000	444,137
5.50%, 1/1/2049	1,000,000	869,592
Series A, 5.50%, 7/1/2045	250,000	205,874
Series A, 5.50%, 7/1/2054	100,000	77,774
Series A1, 5.50%, 1/1/2057	4,375,000	4,039,687
Series A, 6.50%, 7/1/2056 (b)	1,000,000	903,713
Series A, 6.50%, 10/1/2060	520,000	502,034
Series A-1, 7.50%, 11/15/2037 (d)	45,000	35,284
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	1,375,000	1,226,997
North East Texas Regional Mobility Authority Revenue, TX 5.00%, 1/1/2046	700,000	684,891

See accompanying notes to financial statements.
56

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
North Fort Bend Water Authority Revenue, TX Series A, 4.00%, 12/15/2038	$880,000	$840,101
North Parkway Municipal Management District No. 1, Special Assessment, TX 5.00%, 9/15/2051 (b)	1,000,000	918,622
North Texas Tollway Authority Revenue, TX:
Series D, Assured Guaranty Inc., Zero Coupon, 1/1/2036 (e)	510,000	336,611
Series D, Assured Guaranty Inc., Zero Coupon, 1/1/2038 (e)	590,000	348,434
Series A, 3.00%, 1/1/2037	500,000	446,218
4.00%, 1/1/2037	500,000	483,369
Series B, 4.00%, 1/1/2040	450,000	406,519
Olney Hamilton Hospital District, General Obligation, TX 6.25%, 9/15/2054 (b)	1,000,000	1,013,526
Port of Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (b)	1,500,000	952,633
Series A, AMT, 4.00%, 1/1/2050 (b)	3,275,000	2,504,972
Series A, AMT, 5.00%, 1/1/2039 (b)	3,000,000	2,866,453
Series A, AMT, 5.25%, 1/1/2054 (b)	1,250,000	1,145,306
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	292,072
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	8,988
SA Energy Acquisition Public Facility Corp. Revenue, TX:
5.50%, 8/1/2025	205,000	205,267
5.50%, 8/1/2027	150,000	154,698
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	210,000	207,937
Series B, 4.00%, 11/15/2025 (d)	192,271	19
Series B, 4.50%, 11/15/2036 (d)	155,453	16
5.00%, 5/15/2045	625,000	558,413
Series A, 5.00%, 11/15/2037	445,000	445,810
Series B, 5.00%, 11/15/2046	200,000	185,705
5.25%, 11/15/2047 (d)	88,205	9
Series A, 6.38%, 2/15/2041 (d)	450,000	292,500
Series A, 6.75%, 11/15/2047	1,400,000	1,419,104
Series A, 6.75%, 11/15/2052	300,000	303,502
Security Description	Principal Amount	Value
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	$85,000	$87,237
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	2,500,000	2,550,212
5.00%, 12/15/2030	1,000,000	1,057,359
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
Series A, 4.00%, 6/30/2037	2,880,000	2,751,501
AMT, 5.00%, 6/30/2058	1,615,000	1,542,121
AMT, 5.13%, 12/31/2035	1,440,000	1,510,090
AMT, 5.25%, 6/30/2036	2,175,000	2,287,753
AMT, 5.50%, 12/31/2058	1,710,000	1,753,075
Town of Westlake, Special Assessment, TX:
6.13%, 9/1/2035	360,000	357,328
6.25%, 9/1/2040	335,000	328,143
6.38%, 9/1/2045	445,000	430,943
		120,601,629
U. S. VIRGIN ISLANDS — 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,600,260
Series A, 5.00%, 10/1/2039	12,705,000	12,468,183
Virgin Islands Public Finance Authority Revenue, VI Series C, 5.00%, 10/1/2039 (b)	2,000,000	1,874,521
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	1,435,000	1,355,182
		17,298,146
UTAH — 1.2%
Arrowhead Springs Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2054 (b)	500,000	484,453
Black Desert Public Infrastructure District, General Obligation, UT Series A, 4.00%, 3/1/2051 (b)	4,500,000	3,509,216
Black Desert Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (b)	1,595,000	1,577,043
City of Salt Lake City Airport Revenue, UT Series A, AMT, 4.00%, 7/1/2051	2,360,000	1,956,336

See accompanying notes to financial statements.
57

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (b)	$315,000	$299,924
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, UT Series A-2, 5.63%, 12/1/2043 (b)	1,000,000	978,339
Jordanelle Ridge Public Infrastructure District No. 2, General Obligation, UT Series A, 7.75%, 3/1/2054 (b)	2,130,000	2,190,599
Mida Cormont Public Infrastructure District, General Obligation, UT Series A-2, Zero Coupon, 6/1/2055 (b) (c)	700,000	569,903
MIDA Mountain Veterans Program Public Infrastructure District, Special Obligation, UT 5.00%, 6/1/2044 (b)	1,000,000	960,118
Mida Mountain Village Public Infrastructure District, Special Obligation, UT Series 2, 6.00%, 6/15/2054 (b)	1,000,000	1,005,153
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	1,000,000	792,227
Series A2, 4.00%, 6/1/2041	1,600,000	1,409,232
Series A2, 4.00%, 6/1/2052	2,500,000	1,983,532
Point Phase 1 Public Infrastructure District No. 1 Revenue, UT Series A-1, 5.88%, 3/1/2045 (f)	1,000,000	1,015,942
Tech Ridge Public Infrastructure District, Special Assessment, UT 6.25%, 12/1/2054 (b)	4,070,000	4,093,103
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (b)	3,000,000	2,579,127
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (b)	3,940,000	2,642,574
Utah Infrastructure Agency Revenue, UT Series A, 5.00%, 10/15/2034	1,600,000	1,629,923
Wohali Public Infrastructure District No. 1, Special Assessment, UT 7.00%, 12/1/2042 (b)	2,535,000	2,471,882
Security Description	Principal Amount	Value
Wood Ranch Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (b)	$200,000	$195,004
		32,343,630
VERMONT — 0.0% *
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	1,000,000	921,477
VIRGINIA — 1.0%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	35,000	34,861
Cherry Hill Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (b)	1,335,000	1,335,486
Chesapeake Bay Bridge & Tunnel District Revenue, VA 5.00%, 7/1/2046	3,000,000	2,960,833
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	300,000	283,584
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	1,000,000	866,527
James City County Economic Development Authority Revenue, VA Series A, 6.88%, 12/1/2058	725,000	768,001
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	9,969
Lower Magnolia Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (b)	915,000	907,277
Norfolk Redevelopment & Housing Authority Revenue, VA 5.38%, 1/1/2035	250,000	250,082
Peninsula Town Center Community Development Authority, Special Assessment, VA 5.00%, 9/1/2037 (b)	1,950,000	1,953,181
Tobacco Settlement Financing Corp. Revenue, VA:
Series C, Zero Coupon, 6/1/2047	3,060,000	772,573
Series B1, 5.00%, 6/1/2047	8,040,000	6,977,356
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2059	2,340,000	2,545,785

See accompanying notes to financial statements.
58

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (b)	$875,000	$813,728
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2039	1,000,000	927,747
AMT, 4.00%, 1/1/2040	1,000,000	907,783
Series A, 4.50%, 12/1/2044	1,300,000	1,204,848
AMT, 5.00%, 6/30/2042	1,000,000	1,003,544
AMT, 5.00%, 12/31/2052	335,000	316,193
Series C, 5.00%, 6/1/2047	1,000,000	935,320
Series A, 5.50%, 7/1/2049 (b)	1,660,000	1,331,839
		27,106,517
WASHINGTON — 1.9%
Grays Harbor County Public Hospital District No. 1 Revenue, WA:
6.88%, 12/1/2049	1,000,000	1,092,333
6.88%, 12/1/2053	1,000,000	1,084,470
Jefferson County Public Hospital District No. 2 Revenue, WA Series A, 6.88%, 12/1/2053	3,000,000	3,025,158
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue, WA 5.00%, 1/1/2044	215,000	215,839
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	1,000,000	999,972
Port of Seattle Revenue, WA Series C, AMT, 4.00%, 8/1/2035	550,000	544,662
Tacoma Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	160,000	156,538
Washington Economic Development Finance Authority Revenue, WA:
AMT, 7.25%, 1/1/2032 (b) (d)	100,000	10
Series A, AMT, 7.50%, 1/1/2032 (b) (d)	755,000	76
Series A, AMT, 12.00%, 1/1/2033 (a) (b) (c)	160,000	16
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	608,740
Series A, 4.00%, 7/1/2042	200,000	179,061
5.00%, 8/15/2034	2,695,000	2,712,030
Series D, 5.00%, 10/1/2041	1,000,000	999,995
Washington State Convention Center Public Facilities District Revenue, WA:
Series B, 3.00%, 7/1/2058	4,810,000	2,962,841
Security Description	Principal Amount	Value
4.00%, 7/1/2058	$605,000	$469,036
Series B, 4.00%, 7/1/2034	320,000	316,501
Series B, 4.00%, 7/1/2058	1,080,000	822,590
5.00%, 7/1/2043	3,000,000	2,954,028
5.00%, 7/1/2048	1,000,000	967,969
5.00%, 7/1/2058	170,000	160,321
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	2,344,345	2,204,410
Series A, 4.00%, 1/1/2057 (b)	1,000,000	618,992
5.00%, 7/1/2046 (b)	1,520,000	1,265,520
5.00%, 1/1/2048 (b)	3,815,000	3,228,221
5.00%, 7/1/2051 (b)	1,250,000	993,177
Series A, 5.00%, 1/1/2031 (b)	100,000	100,959
Series A, 5.00%, 1/1/2044 (b)	605,000	564,973
Series A, 5.00%, 1/1/2046 (b)	1,000,000	916,873
Series A, 5.00%, 1/1/2051 (b)	3,820,000	3,331,155
Series A, 5.00%, 7/1/2051 (b)	1,000,000	870,901
Series A, 5.00%, 1/1/2055 (b)	2,200,000	1,932,604
Series A, 5.00%, 1/1/2056 (b)	1,285,000	1,090,776
5.50%, 7/1/2044	2,500,000	2,583,566
5.50%, 7/1/2049	2,000,000	2,045,927
Series A, 5.50%, 7/1/2050 (b)	2,000,000	1,978,811
6.13%, 7/1/2053 (b)	2,500,000	2,645,395
6.25%, 7/1/2059 (b)	2,500,000	2,658,228
Series A, 7.00%, 7/1/2050 (b)	500,000	500,000
		49,802,674
WEST VIRGINIA — 0.4%
County of Monongalia, Special Obligation, WV Series A, 5.00%, 6/1/2033 (b)	410,000	422,973
County of Ohio, Special Obligation, WV 5.25%, 6/1/2044	1,250,000	1,236,039
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	635,210
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	390,000	342,204
Monongalia County Commission Excise Tax District Revenue, WV:
Series A, 4.13%, 6/1/2043 (b)	4,260,000	3,564,446
Series A, 5.50%, 6/1/2037 (b)	225,000	226,986
Series A, 7.00%, 6/1/2043 (b)	150,000	154,066
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	1,000,000	735,791
West Virginia Economic Development Authority Revenue, WV VRN, AMT, 4.63%, 4/15/2055 (a)	2,000,000	1,990,925

See accompanying notes to financial statements.
59

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
West Virginia Hospital Finance Authority Revenue, WV Series B, 6.00%, 9/1/2048	$2,000,000	$2,141,364
		11,450,004
WISCONSIN — 4.3%
Public Finance Authority Revenue, WI:
Zero Coupon, 12/15/2034 (b)	1,250,000	708,607
Series B, Zero Coupon, 1/1/2060 (b)	4,000,000	300,056
Series B, Zero Coupon, 1/1/2067 (b)	920,000	7,145
Series B, VRN, 3.75%, 7/1/2051 (a) (b) (d)	2,075,993	1,391,220
AMT, 4.00%, 8/1/2035	940,000	891,878
4.00%, 4/1/2042 (b)	1,000,000	843,394
AMT, 4.00%, 9/30/2051	1,000,000	789,398
Series A, 4.00%, 6/1/2035	500,000	490,363
Series A, 4.00%, 9/1/2041 (b)	2,565,000	2,024,849
Series A, 4.00%, 12/1/2051 (b)	1,000,000	785,110
Series A, 4.00%, 6/1/2056 (b)	2,100,000	1,520,004
Series A1, 4.00%, 7/1/2061 (b)	3,000,000	2,169,343
AMT, 4.25%, 7/1/2054	3,000,000	2,372,280
Series A, 4.25%, 6/15/2034	830,000	826,700
Series C, AMT, 4.30%, 11/1/2030	3,000,000	2,985,591
Series A, 4.50%, 7/15/2053 (b)	800,000	670,629
Series A, 4.50%, 6/1/2056 (b)	2,750,000	2,007,500
5.00%, 3/1/2037 (b)	625,000	599,367
5.00%, 9/1/2039 (b)	770,000	755,153
Series A, 5.00%, 9/1/2030 (b)	400,000	400,148
Series A, 5.00%, 10/1/2034 (b)	1,355,000	1,380,491
Series A, 5.00%, 6/15/2037 (b)	425,000	392,552
Series A, 5.00%, 10/1/2039 (b)	3,250,000	3,207,610
Series A, 5.00%, 1/1/2042 (b)	100,000	89,698
Series A, 5.00%, 6/15/2046 (b)	1,000,000	853,796
Series A, 5.00%, 6/15/2049 (b)	310,000	253,805
Series A, 5.00%, 12/1/2055 (b)	2,000,000	1,709,388
Series A, 5.00%, 1/1/2056 (b)	265,000	215,814
Series A, 5.00%, 6/15/2057 (b)	2,105,000	1,875,240
Series A, 5.00%, 2/1/2062	1,000,000	937,911
Series A, 5.00%, 6/15/2064	2,400,000	2,229,745
Series B, AMT, 5.00%, 7/1/2042	1,000,000	988,188
5.13%, 4/1/2052	2,310,000	2,106,920
Series A, 5.13%, 6/1/2048 (b)	350,000	320,046
Security Description	Principal Amount	Value
5.25%, 3/1/2035 (b)	$750,000	$750,240
5.25%, 6/15/2045	1,250,000	1,222,548
5.25%, 6/15/2065	2,600,000	2,427,893
Series 2025A, 5.25%, 6/15/2050	500,000	501,560
Series A, 5.25%, 3/1/2045 (b)	1,000,000	900,546
Series A, 5.25%, 5/15/2052 (b)	1,300,000	1,175,593
Series A, 5.25%, 3/1/2055 (b)	1,810,000	1,540,351
Series A, 5.35%, 12/1/2045	1,000,000	1,004,971
Series A, 5.38%, 7/15/2047 (b)	500,000	475,024
5.40%, 6/15/2065	1,605,000	1,536,668
5.63%, 6/15/2054 (b)	2,405,000	2,166,886
5.63%, 6/15/2059 (b)	3,000,000	2,645,696
Series A-1, Build America Mutual Assurance Corp., 5.63%, 7/1/2055 (e)	1,100,000	1,112,315
Series B, 5.63%, 2/1/2046 (b)	1,665,000	1,686,398
Series A, AMT, 5.75%, 9/1/2035 (b)	500,000	518,192
Series A, 5.75%, 10/1/2043 (b)	1,180,000	1,184,724
Series A, 5.75%, 7/1/2063 (b)	2,000,000	1,863,445
5.88%, 4/1/2045	530,000	521,901
5.88%, 6/15/2047 (b)	800,000	728,393
Series A, 6.00%, 7/15/2042	250,000	250,086
Series B, 6.00%, 2/1/2062 (b)	2,000,000	2,039,007
Series A, 6.25%, 10/1/2031 (b) (d)	200,000	20,000
Series A, AMT, 6.25%, 9/1/2046 (b)	455,000	460,690
Series A, 6.25%, 10/1/2053 (b)	2,220,000	2,244,928
Series A-1, 6.25%, 1/1/2038 (b) (d)	500,000	225,000
Series A-1, 6.38%, 1/1/2048 (b) (d)	925,000	416,250
Series A, 6.50%, 9/1/2048 (b) (d)	480,000	288,000
6.63%, 7/1/2043 (b)	465,000	470,971
6.75%, 12/1/2042 (b)	2,100,000	1,995,000
Series A, 6.75%, 8/1/2031 (b)	980,000	879,550
6.88%, 7/1/2053 (b)	1,650,000	1,669,325
7.00%, 12/1/2050 (b)	8,750,000	8,312,500
7.00%, 7/1/2058 (b)	1,850,000	1,870,900
Series A-2, 7.00%, 1/1/2050 (b)	3,000,000	3,082,270
Public Finance Authority, Special Obligation, WI:
Series A, 5.00%, 6/1/2041 (b)	2,625,000	2,600,964
Series B, 8.00%, 6/15/2042 (b)	1,000,000	991,466
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.13%, 12/15/2049	850,000	605,097

See accompanying notes to financial statements.
60

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.50%, 7/1/2040	$100,000	$84,558
4.00%, 1/1/2047	600,000	479,149
4.00%, 1/1/2057	1,000,000	734,364
4.00%, 7/1/2046	335,000	287,001
Series A-1, 4.00%, 7/1/2048	425,000	338,672
Series A-1, 4.13%, 7/1/2053	595,000	463,063
Series B, 4.25%, 7/1/2033	1,250,000	1,192,413
5.00%, 8/1/2032	50,000	37,836
5.00%, 7/1/2035	2,500,000	2,493,174
5.00%, 8/1/2037	150,000	99,640
5.00%, 8/1/2039	1,100,000	701,166
Series A, 5.00%, 11/1/2039	1,000,000	963,904
Series A, 5.00%, 2/15/2042	4,580,000	4,500,752
Series A, 5.00%, 11/1/2046	1,250,000	1,108,732
Series A-1, 5.00%, 7/1/2038	500,000	500,522
Series B, 5.00%, 7/1/2048	790,000	671,352
Series B, 5.00%, 7/1/2053	1,000,000	826,214
Series A, 5.25%, 8/1/2048	100,000	82,975
5.50%, 5/1/2034	350,000	343,007
Series A, 5.75%, 8/15/2054	1,000,000	1,012,833
Series A, 5.75%, 8/15/2059	1,445,000	1,458,439
5.88%, 7/1/2055	1,000,000	964,236
6.00%, 10/1/2044	300,000	303,323
6.00%, 10/1/2054	500,000	497,279
6.00%, 7/1/2060	1,000,000	971,928
		112,601,819
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,723,513,002)		2,557,974,138
	Shares
SHORT-TERM INVESTMENT — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (h) (i) (Cost $48,232,150)	48,232,150	48,232,150
TOTAL INVESTMENTS — 99.1% (Cost $2,771,745,152)		2,606,206,288
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		23,249,678
NET ASSETS — 100.0%		$2,629,455,966
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 29.1% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.3%
National Public Finance Guaranty Corp.	0.5%
Build America Mutual Assurance Corp.	0.3%
Assured Guaranty Inc.	0.1%
Assured Guaranty Corp.	0.1%
Ambac Financial Group	0.1%
XL Capital Assurance Inc.	0.0% *
(f)	When-issued security.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
AMT	Alternative Minimum Tax
CFC	Cooperative Finance Corporation
ETM	Escrowed to Maturity
VRN	Variable Rate Note

See accompanying notes to financial statements.
61

SPDR NUVEEN ICE HIGH YIELD MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$2,557,974,138	$0(a)	$2,557,974,138
Short-Term Investment	48,232,150	—	—	48,232,150
TOTAL INVESTMENTS	$48,232,150	$2,557,974,138	$0	$2,606,206,288
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,048,247	$10,048,247	$637,667,726	$599,483,823	$—	$—	48,232,150	$48,232,150	$947,327

See accompanying notes to financial statements.
62

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.0%
ALABAMA — 1.5%
Alabama Corrections Institution Finance Authority Revenue, AL Series A, 5.25%, 7/1/2047	$2,000,000	$2,045,767
Alabama Federal Aid Highway Finance Authority Revenue, AL Series A, 5.00%, 9/1/2044	1,000,000	1,046,618
Alabama Housing Finance Authority Revenue, AL Series B, 5.13%, 10/1/2050 (a)	1,000,000	1,001,999
Auburn University Revenue, AL:
Series B, 5.00%, 6/1/2034	2,750,000	3,114,237
Series B, 5.00%, 6/1/2036	3,460,000	3,888,820
Black Belt Energy Gas District Revenue, AL:
Series B, 4.00%, 10/1/2052 (b)	2,000,000	2,005,044
Series B-1, VRN, 4.00%, 4/1/2053 (b)	1,000,000	1,003,452
Series C-1, VRN, 4.00%, 10/1/2052 (b)	1,000,000	1,002,522
Series B, VRN, 5.25%, 12/1/2053 (b)	2,000,000	2,143,394
Series C-1, VRN, 5.25%, 2/1/2053 (b)	2,120,000	2,229,419
Series D-1, VRN, 5.50%, 6/1/2049 (b)	4,930,000	5,199,927
City of Mobile, General Obligation, AL Series A, 5.00%, 2/15/2033	1,500,000	1,689,216
County of Jefferson Sewer Revenue, AL:
5.25%, 10/1/2042	1,000,000	1,042,235
5.25%, 10/1/2049	1,000,000	1,011,086
Energy Southeast A Cooperative District Revenue, AL:
Series A-1, VRN, 5.50%, 11/1/2053 (b)	2,000,000	2,158,558
Series B-1, VRN, 5.75%, 4/1/2054 (b)	1,000,000	1,092,027
Industrial Development Board of the City of Mobile Alabama Revenue, AL Series A, VRN, 3.38%, 6/1/2034 (b)	3,005,000	3,018,368
Jacksonville Public Educational Building Authority Revenue, AL Series A, Build America Mutual Assurance Corp., 5.25%, 8/1/2049 (c)	1,000,000	1,019,043
Selma Industrial Development Board Revenue, AL Series A, VRN, 3.45%, 11/1/2033 (b)	1,000,000	977,402
Security Description	Principal Amount	Value
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (b)	$2,500,000	$2,635,451
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, VRN, 4.00%, 11/1/2051 (b)	2,500,000	2,507,577
Series B, 4.00%, 12/1/2051 (b)	2,535,000	2,505,515
Series B-1, VRN, 5.00%, 5/1/2053 (b)	1,700,000	1,758,465
Series F, 5.25%, 11/1/2027	1,500,000	1,563,559
Series A-1, VRN, 5.50%, 1/1/2053 (b)	1,500,000	1,600,639
		49,260,340
ALASKA — 0.1%
Alaska Housing Finance Corp. Revenue, AK Series A, 5.00%, 12/1/2030 (a)	1,000,000	1,102,038
Borough of North Slope, General Obligation, AK Series A, 5.00%, 6/30/2030	2,000,000	2,201,369
		3,303,407
ARIZONA — 1.2%
Arizona Board of Regents Revenue, AZ:
5.00%, 6/1/2029	420,000	428,909
Series A, 5.50%, 7/1/2048	1,860,000	1,953,050
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2026	1,690,000	1,729,746
City of Lake Havasu City Wastewater System Revenue, General Obligation, AZ:
4.00%, 7/1/2043	1,100,000	1,020,518
5.00%, 7/1/2037	1,500,000	1,667,473
5.00%, 7/1/2038	2,250,000	2,475,552
5.00%, 7/1/2042	655,000	694,934
City of Mesa Utility System Revenue, AZ:
4.00%, 7/1/2035	1,405,000	1,425,461
Assured Guaranty, Inc., 4.00%, 7/1/2043 (c)	1,000,000	924,275
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2032	2,000,000	2,251,999
5.00%, 7/1/2033	1,500,000	1,700,907
5.00%, 7/1/2034	1,250,000	1,406,911
5.00%, 7/1/2035	1,200,000	1,334,665

See accompanying notes to financial statements.
63

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Maricopa County High School District No. 214 Tolleson Union High School, General Obligation, AZ 5.00%, 7/1/2040	$1,645,000	$1,762,190
Maricopa County Industrial Development Authority Revenue, AZ Series A, 4.00%, 1/1/2041	1,000,000	908,360
Maricopa County Union High School District No. 216 Agua Fria, General Obligation, AZ 5.00%, 7/1/2044	490,000	508,596
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2031	8,000,000	8,878,753
Series A, 5.00%, 1/1/2041	2,200,000	2,354,924
Series B, 5.00%, 1/1/2048	2,845,000	2,917,798
Salt Verde Financial Corp. Revenue, AZ 5.00%, 12/1/2037	1,000,000	1,041,601
Yuma Industrial Development Authority Revenue, AZ Series A, Assured Guaranty, Inc., 5.25%, 8/1/2044 (c)	1,000,000	1,030,179
		38,416,801
ARKANSAS — 0.1%
Little Rock School District, General Obligation, AR:
Series A, Assured Guaranty, Inc., State Aid Withholding, 2.00%, 2/1/2034 (c)	2,000,000	1,646,620
Series A, Assured Guaranty, Inc., State Aid Withholding, 2.00%, 2/1/2039 (c)	2,000,000	1,382,111
Series A, Assured Guaranty, Inc., State Aid Withholding, 2.25%, 2/1/2044 (c)	1,310,000	812,920
University of Arkansas Revenue, AR Series B, 5.00%, 11/1/2036	1,000,000	1,102,532
		4,944,183
CALIFORNIA — 15.6%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2025	3,000,000	3,026,747
Series A, 5.00%, 12/1/2028	1,000,000	1,083,860
Series A, 5.00%, 12/1/2030	5,000,000	5,613,390
Alhambra Unified School District, General Obligation, CA Series B, 4.25%, 8/1/2043	3,475,000	3,460,900
Anaheim Housing & Public Improvements Authority Revenue, CA Series A, 5.00%, 10/1/2031	2,000,000	2,201,257
Security Description	Principal Amount	Value
Antelope Valley Community College District, General Obligation, CA:
Series D, Zero Coupon, 8/1/2045	$1,715,000	$643,265
Series D, Zero Coupon, 8/1/2046	1,800,000	636,168
Bay Area Toll Authority Revenue, CA:
Series A, 2.00%, 4/1/2056 (b)	2,460,000	2,369,646
Series F-1, 5.00%, 4/1/2045	1,045,000	1,107,015
Series F-2, 5.00%, 4/1/2045	1,000,000	1,040,012
Series S-11, 5.00%, 4/1/2034	4,000,000	4,645,451
Bay Area Water Supply & Conservation Agency Revenue, CA Series A, 5.00%, 10/1/2025	1,000,000	1,005,656
California Community Choice Financing Authority Revenue, CA:
Series A-1, VRN, 4.00%, 5/1/2053 (b)	4,500,000	4,538,782
Series B-1, VRN, 4.00%, 2/1/2052 (b)	3,120,000	3,101,020
Series 2024H, VRN, 5.00%, 1/1/2056 (b)	1,995,000	2,138,662
Series A-1, VRN, 5.00%, 12/1/2053 (b)	1,500,000	1,566,766
Series A-1, 5.00%, 5/1/2054 (b)	5,000,000	5,268,533
Series B, 5.00%, 11/1/2033	2,535,000	2,705,256
Series B, VRN, 5.00%, 3/1/2056 (b)	1,380,000	1,465,270
Series B-1, 5.00%, 7/1/2053 (b)	1,340,000	1,398,556
Series E, VRN, 5.00%, 2/1/2055 (b)	4,570,000	4,828,688
Series E-1, 5.00%, 2/1/2054 (b)	2,000,000	2,105,062
Series F, VRN, 5.00%, 2/1/2055 (b)	2,000,000	2,124,594
Series C, 5.25%, 1/1/2054 (b)	2,000,000	2,095,843
Series G, VRN, 5.25%, 11/1/2054 (b)	2,265,000	2,400,428
Series D, 5.50%, 5/1/2054 (b)	2,000,000	2,104,684
California Educational Facilities Authority Revenue, CA:
Series A, 5.00%, 10/1/2055	1,500,000	1,543,526
Series V-5, VRN, 5.00%, 3/1/2055 (b)	2,600,000	2,966,661
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 8/15/2040	1,350,000	1,306,644
Series A, 5.00%, 11/15/2034	1,000,000	1,032,415
Series A, 5.00%, 12/1/2054	3,435,000	3,437,405
Series B, 5.00%, 8/15/2035	3,000,000	3,436,054

See accompanying notes to financial statements.
64

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series B, 5.00%, 11/15/2046	$1,780,000	$1,777,266
Series B-1, VRN, 5.00%, 11/15/2061 (b)	1,260,000	1,354,377
Series C, VRN, 5.00%, 10/1/2050 (a) (b)	3,000,000	3,210,895
Series C, VRN, 5.25%, 10/1/2050 (a) (b)	1,250,000	1,379,084
California Housing Finance Agency Revenue, CA Series P, VRN, 3.25%, 6/1/2055 (b)	1,250,000	1,252,809
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (b)	2,000,000	2,001,539
4.00%, 10/1/2041	2,000,000	1,980,080
4.00%, 10/1/2046	2,000,000	1,853,893
4.00%, 10/1/2047	1,115,000	1,018,380
Series A, 5.00%, 6/1/2033	3,000,000	3,441,353
California Municipal Finance Authority Revenue, CA Series A-1, 3.15%, 8/1/2059 (a) (b)	1,000,000	999,962
California Pollution Control Financing Authority Revenue, CA 5.00%, 7/1/2039 (d)	1,500,000	1,514,840
California State Public Works Board Revenue, CA:
Series D, 3.00%, 11/1/2039	3,000,000	2,644,728
Series C, 4.00%, 11/1/2036	2,495,000	2,517,046
Series C, 4.00%, 8/1/2037	2,000,000	1,995,061
Series A, 5.00%, 8/1/2033	1,190,000	1,316,397
Series A, 5.00%, 8/1/2034	2,240,000	2,460,591
Series B, 5.00%, 6/1/2027	2,000,000	2,088,293
Series C, 5.00%, 8/1/2033	1,145,000	1,266,618
Series C, 5.00%, 8/1/2036	1,000,000	1,079,257
Series D, 5.00%, 11/1/2034	4,500,000	5,057,682
Series A, 5.25%, 4/1/2038	1,790,000	2,019,090
California State University Revenue, CA:
Series C, 3.00%, 11/1/2035	1,000,000	930,648
Series A, 5.00%, 11/1/2037	1,500,000	1,679,215
California Statewide Communities Development Authority Revenue, CA:
Series 2004-MR, VRN, 5.00%, 4/1/2038 (b)	1,500,000	1,630,106
Series B-1, 5.00%, 9/2/2054	1,000,000	974,384
Series A, 5.25%, 12/1/2054	1,250,000	1,278,884
Cerritos Community College District, General Obligation, CA Series D, 2.38%, 8/1/2044	500,000	340,374
Security Description	Principal Amount	Value
Chabot-Las Positas Community College District, General Obligation, CA:
Series C, 5.00%, 8/1/2026	$1,280,000	$1,316,209
Series C, 5.00%, 8/1/2027	1,295,000	1,364,951
Chaffey Community College District, General Obligation, CA Series B-1, 5.50%, 6/1/2049	1,000,000	1,090,058
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	1,780,000	1,786,202
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series A, 5.00%, 9/1/2047	1,845,000	1,907,528
City & County of San Francisco, Certificate Participation, CA Series R1, 5.00%, 4/1/2039	1,500,000	1,649,513
City & County of San Francisco, General Obligation, CA Series R1, 5.00%, 6/15/2026	3,095,000	3,170,654
City of Los Angeles Department of Airports Revenue, CA:
Series B, 5.00%, 5/15/2030	1,025,000	1,140,985
Series B, 5.00%, 5/15/2038	1,465,000	1,570,414
Series C, 5.00%, 5/15/2035	1,000,000	1,155,835
Series D, 5.00%, 5/15/2030	1,500,000	1,669,734
Series D, 5.00%, 5/15/2035	2,000,000	2,311,669
Series D, 5.00%, 5/15/2044	3,605,000	3,793,366
Series E, 5.00%, 5/15/2044	2,000,000	2,104,502
City of Los Angeles Wastewater System Revenue, CA:
Series A, 5.00%, 6/1/2034	1,750,000	2,013,605
Series A, 5.00%, 6/1/2035	1,000,000	1,153,362
Series A, 5.00%, 6/1/2055	1,000,000	1,027,502
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 5.00%, 11/1/2029	2,720,000	2,990,738
Series A, 5.00%, 11/1/2030	1,500,000	1,677,657
Series A, 5.00%, 11/1/2031	3,000,000	3,402,053
Clovis Unified School District, General Obligation, CA:
Series B, 5.00%, 8/1/2047	3,000,000	3,060,755
Series C, 5.00%, 8/1/2042	1,750,000	1,844,440
Coast Community College District, General Obligation, CA Series F, Zero Coupon, 8/1/2040	2,715,000	1,400,823
East Bay Municipal Utility District Water System Revenue, CA Series A, 5.00%, 6/1/2055	3,000,000	3,143,246

See accompanying notes to financial statements.
65

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	$3,005,000	$3,014,180
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	10,000	10,223
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.00%, 1/15/2046	1,635,000	1,538,267
Golden State Tobacco Securitization Corp. Revenue, CA Series A-1, 5.00%, 6/1/2051	2,000,000	1,968,503
Irvine Facilities Financing Authority Revenue, CA:
Series A, 5.00%, 5/1/2034	2,000,000	2,015,941
Series A, 5.00%, 5/1/2036	1,390,000	1,400,851
Kern Community College District, General Obligation, CA:
Series E, 5.00%, 8/1/2037	1,035,000	1,151,366
Series E, 5.00%, 8/1/2040	1,000,000	1,084,579
Los Angeles Community College District, General Obligation, CA:
Series C-1, 5.00%, 8/1/2026	2,150,000	2,208,953
Series D, 5.00%, 8/1/2029	8,665,000	9,532,314
Series D, 5.00%, 8/1/2030	3,000,000	3,360,583
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 4.00%, 6/1/2036	1,365,000	1,377,069
Series A, 5.00%, 6/1/2030	2,460,000	2,740,694
Series A, 5.00%, 6/1/2039	5,250,000	5,798,429
Los Angeles County Public Works Financing Authority Revenue, CA:
Series A, 4.00%, 12/1/2036	2,500,000	2,502,033
Series A, 4.00%, 12/1/2038	2,000,000	1,939,112
Los Angeles Department of Water & Power Revenue, CA:
Series C, 4.00%, 7/1/2026	1,645,000	1,655,345
Series A, 5.00%, 7/1/2030	1,000,000	1,077,611
Series A, 5.00%, 7/1/2037	1,000,000	1,015,601
Series B, 5.00%, 7/1/2039	1,780,000	1,836,689
Series C, 5.00%, 7/1/2026	3,000,000	3,045,721
Series D, 5.00%, 7/1/2028	1,685,000	1,771,423
Series E, 5.00%, 7/1/2026	3,000,000	3,049,903
Series E, 5.00%, 7/1/2034	2,000,000	2,182,069
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2037	5,000,000	5,380,755
Series B, 5.00%, 7/1/2043	2,000,000	2,074,506
Series C, 5.00%, 7/1/2036	1,000,000	1,052,733
Security Description	Principal Amount	Value
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2032	$3,000,000	$3,408,865
5.00%, 7/1/2033	2,500,000	2,863,850
5.00%, 7/1/2034	3,000,000	3,426,389
5.00%, 7/1/2035	2,000,000	2,258,958
5.00%, 7/1/2036	2,000,000	2,239,041
5.00%, 7/1/2041	2,335,000	2,499,925
Series A, 5.00%, 7/1/2029	2,500,000	2,727,031
Series QRR, 5.00%, 7/1/2026	1,000,000	1,025,686
Series QRR, 5.00%, 7/1/2028	1,000,000	1,070,522
Series QRR, 5.00%, 7/1/2034	1,250,000	1,409,080
Series QRR, 5.00%, 7/1/2038	2,000,000	2,172,428
Series QRR, 5.00%, 7/1/2041	1,500,000	1,595,258
5.25%, 7/1/2040	3,235,000	3,561,752
5.25%, 7/1/2042	3,005,000	3,250,150
Manteca Unified School District, General Obligation, CA Series C, 5.25%, 8/1/2044	1,775,000	1,914,605
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2029	1,750,000	1,763,988
Series A, 5.00%, 4/1/2040	1,350,000	1,472,212
Modesto High School District, General Obligation, CA Series B, 5.25%, 8/1/2050	1,000,000	1,053,614
Monterey Peninsula Unified School District, General Obligation, CA Series D, 4.00%, 8/1/2045	3,140,000	2,944,314
Moreno Valley Unified School District, General Obligation, CA:
Series A, Build America Mutual Assurance Corp., 4.75%, 8/1/2052 (c)	1,650,000	1,629,244
Series A, Build America Mutual Assurance Corp., 5.00%, 8/1/2050 (c)	1,000,000	1,022,249
Mount Diablo Unified School District, General Obligation, CA Series B, 4.00%, 6/1/2037	1,625,000	1,654,455
Mount San Antonio Community College District, General Obligation, CA Series E, Zero Coupon, 8/1/2045	2,155,000	822,689
Mountain House Public Financing Authority Revenue, CA Series B, Build America Mutual Assurance Corp., 4.00%, 12/1/2043 (c)	2,715,000	2,540,272

See accompanying notes to financial statements.
66

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2028	$1,700,000	$1,810,055
Series A, 5.00%, 5/1/2030	1,625,000	1,788,856
Series A, 5.00%, 5/1/2032	1,000,000	1,128,135
Northern California Power Agency Revenue, CA Series A, 5.00%, 7/1/2032	1,100,000	1,263,460
Northern California Sanitation Agencies Financing Authority Revenue, CA Series A, 5.00%, 12/1/2038	2,715,000	3,055,305
Palm Springs Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2049	1,500,000	1,343,059
Pasadena Public Financing Authority Revenue, CA Zero Coupon, 6/1/2042	1,200,000	535,809
Peralta Community College District, General Obligation, CA:
5.00%, 8/1/2036	2,250,000	2,558,918
5.00%, 8/1/2037	1,665,000	1,874,512
Redwoods Community College District, General Obligation, CA Build America Mutual Assurance Corp., 5.25%, 8/1/2054 (c)	1,000,000	1,049,454
Sacramento Municipal Utility District Revenue, CA:
Series K, 5.00%, 8/15/2042	1,000,000	1,065,621
Series K, 5.00%, 8/15/2048	3,350,000	3,478,387
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2034	3,000,000	3,448,918
San Bernardino City Unified School District, Certificate Participation, CA Assured Guaranty, Inc., 4.50%, 10/1/2045 (c)	6,500,000	6,371,080
San Diego Community College District, General Obligation, CA:
4.00%, 8/1/2043	1,800,000	1,694,147
Series A-1, 4.00%, 8/1/2050	2,500,000	2,226,204
San Diego County Regional Airport Authority Revenue, CA Series A, 5.25%, 7/1/2055 (a)	1,500,000	1,566,288
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2031	1,900,000	2,152,150
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2028	1,520,000	1,629,696
Security Description	Principal Amount	Value
San Diego Public Facilities Financing Authority Revenue, CA:
5.00%, 10/15/2031	$345,000	$346,925
Series A, 5.00%, 5/15/2034	20,000	20,346
Series A, 5.00%, 10/15/2049	2,000,000	2,057,498
San Diego Unified School District, General Obligation, CA:
Series SR-4A, 5.00%, 7/1/2039	2,000,000	2,212,720
Series ZR-5A, 5.00%, 7/1/2039	1,515,000	1,676,135
San Francisco City & County Public Utilities Commission Power Revenue, CA Series A, 5.00%, 11/1/2048	3,090,000	3,165,575
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series B, 4.00%, 10/1/2038	2,085,000	2,096,362
Series C, 5.00%, 10/1/2040	1,250,000	1,363,385
San Joaquin Delta Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	140,000	140,285
San Jose Evergreen Community College District, General Obligation, CA:
Series B, 3.00%, 9/1/2036	700,000	647,831
Series B, 3.00%, 9/1/2037	1,635,000	1,479,647
San Juan Unified School District, General Obligation, CA:
4.00%, 8/1/2049	2,000,000	1,788,938
5.00%, 8/1/2042	3,000,000	3,130,572
San Mateo Union High School District, General Obligation, CA Series C, 4.00%, 9/1/2043	3,945,000	3,784,213
Santa Clara County Financing Authority Revenue, CA Series A, 3.00%, 5/1/2037	550,000	498,739
Santa Clara Valley Transportation Authority Revenue, CA Series A, 5.00%, 4/1/2026	1,250,000	1,272,641
Santa Monica-Malibu Unified School District, General Obligation, CA Series B, 3.00%, 8/1/2044	1,500,000	1,156,199
Sonoma County Junior College District, General Obligation, CA:
Series C, 5.00%, 8/1/2026	1,450,000	1,491,018
Series C, 5.00%, 8/1/2028	1,100,000	1,186,236
Southern California Public Power Authority Revenue, CA 5.00%, 7/1/2045	3,000,000	3,078,863

See accompanying notes to financial statements.
67

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
State of California, General Obligation, CA:
3.00%, 10/1/2034	$1,545,000	$1,485,236
4.00%, 11/1/2029	2,000,000	2,107,673
4.00%, 10/1/2033	1,175,000	1,232,123
4.00%, 3/1/2036	10,170,000	10,217,999
4.00%, 10/1/2042	1,115,000	1,074,174
4.13%, 3/1/2045	2,905,000	2,764,255
Series CU, 4.55%, 12/1/2037	1,000,000	1,039,953
5.00%, 12/1/2026	1,850,000	1,913,581
5.00%, 4/1/2028	1,250,000	1,331,006
5.00%, 8/1/2028	1,560,000	1,672,320
5.00%, 10/1/2028	4,245,000	4,565,008
5.00%, 10/1/2029	3,705,000	4,055,832
5.00%, 11/1/2029	2,850,000	2,996,797
5.00%, 10/1/2030	1,500,000	1,667,149
5.00%, 4/1/2031	1,135,000	1,270,414
5.00%, 8/1/2031	2,000,000	2,248,346
5.00%, 10/1/2031	1,315,000	1,481,054
5.00%, 11/1/2031	12,655,000	14,228,990
5.00%, 12/1/2031	1,000,000	1,128,354
5.00%, 9/1/2032	5,410,000	6,123,424
5.00%, 11/1/2032	5,000,000	5,666,920
5.00%, 12/1/2032	1,180,000	1,199,999
5.00%, 3/1/2033	1,250,000	1,423,019
5.00%, 4/1/2033	3,000,000	3,417,294
5.00%, 3/1/2035	2,400,000	2,745,878
5.00%, 4/1/2035	1,240,000	1,369,648
5.00%, 10/1/2035	20,000	20,333
5.00%, 8/1/2039	3,020,000	3,300,144
5.00%, 10/1/2042	1,265,000	1,340,512
Series A, 5.00%, 11/1/2027	6,780,000	7,159,782
Series C, 5.00%, 11/1/2042	2,250,000	2,378,121
Tamalpais Union High School District, General Obligation, CA Series A, 4.00%, 8/1/2048	2,755,000	2,563,706
Temecula Valley Unified School District, General Obligation, CA Series D, 3.00%, 8/1/2044	1,975,000	1,524,751
Union Sanitary District Financing Authority Revenue, CA Series A, 5.00%, 3/15/2030	3,450,000	3,813,566
University of California Revenue, CA:
Series BH, 4.00%, 5/15/2040	2,065,000	2,025,038
Series BN, 5.00%, 5/15/2043	3,000,000	3,152,705
Series BQ, 5.00%, 5/15/2029	3,600,000	3,919,351
Series BX, 5.00%, 5/15/2029	2,140,000	2,329,837
Series BZ, 5.00%, 5/15/2029	5,000,000	5,443,544
Series CA, 5.00%, 5/15/2040	2,700,000	2,928,488
Series CB, 5.00%, 5/15/2037	2,560,000	2,848,911
Series CB, 5.00%, 5/15/2040	7,305,000	7,923,187
Series CC, 5.00%, 5/15/2041	4,500,000	4,840,603
		503,892,106
Security Description	Principal Amount	Value
COLORADO — 1.7%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO:
Series A, State Aid Withholding, 5.00%, 12/1/2028	$1,000,000	$1,075,531
State Aid Withholding, 5.50%, 12/1/2046	1,165,000	1,266,588
Adams County School District No. 14, General Obligation, CO State Aid Withholding, 5.50%, 12/1/2041	3,000,000	3,314,614
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO State Aid Withholding, 5.25%, 12/15/2043	1,270,000	1,365,537
Baseline Metropolitan District No. 1, General Obligation, CO Series A, Assured Guaranty, Inc., 4.00%, 12/1/2046 (c)	1,885,000	1,697,189
Board of Water Commissioners City & County of Denver Revenue, CO Series A, 5.00%, 12/15/2047	1,500,000	1,542,111
Canyons Metropolitan District No. 5, General Obligation, CO Series A, Build America Mutual Assurance Corp., 5.00%, 12/1/2049 (c)	1,250,000	1,231,257
Central Weld County Water District Revenue, CO Build America Mutual Assurance Corp., 5.00%, 12/1/2054 (c)	1,150,000	1,159,326
City & County of Denver Airport System Revenue, CO Series B, 5.00%, 11/15/2047	1,000,000	1,020,929
City & County of Denver Pledged Excise Tax Revenue, CO:
Series A-2, Zero Coupon, 8/1/2039	1,500,000	752,015
Series A, 4.00%, 8/1/2038	1,010,000	1,009,387
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2028	3,000,000	3,221,513
City & County of Denver, General Obligation, CO Series B, 5.00%, 8/1/2026	1,020,000	1,046,089
City of Colorado Springs Utilities System Revenue, CO:
Series B, 4.00%, 11/15/2046	1,000,000	905,208
Series A, 5.00%, 11/15/2044	2,610,000	2,730,530
Series B, 5.00%, 11/15/2026	3,010,000	3,106,093

See accompanying notes to financial statements.
68

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
City of Loveland Electric & Communications Enterprise Revenue, CO Series A, 5.00%, 12/1/2044	$2,000,000	$2,009,420
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2038	1,130,000	1,239,016
Colorado Health Facilities Authority Revenue, CO:
Seires A-2, 5.00%, 8/1/2044	2,000,000	1,969,718
Series A, 5.00%, 1/1/2031	1,225,000	1,326,870
Series A, 5.00%, 5/15/2036	1,505,000	1,623,546
Series A, VRN, 5.00%, 11/15/2060 (b)	750,000	813,498
Denver City & County School District No. 1, General Obligation, CO:
Series A, State Aid Withholding, 5.00%, 12/1/2026	1,580,000	1,631,914
Series A, State Aid Withholding, 5.00%, 12/1/2034	1,400,000	1,608,093
Series A, State Aid Withholding, 5.00%, 12/1/2039	3,000,000	3,199,418
Series C, State Aid Withholding, 5.50%, 12/1/2046	1,000,000	1,077,258
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2042	2,310,000	2,451,941
Eagle County School District No. Re50J, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2038	1,625,000	1,756,146
El Paso County School District No. 20 Academy, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2029	115,000	118,347
Pueblo City Schools, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	10,000	10,332
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2033	1,000,000	1,139,807
State of Colorado, Certificate Participation, CO:
Series A, 4.00%, 12/15/2036	1,000,000	999,175
Series A, 4.00%, 12/15/2037	2,865,000	2,824,772
COPs, 6.00%, 12/15/2041	1,050,000	1,174,651
Security Description	Principal Amount	Value
University of Colorado Revenue, CO Series A, 5.00%, 6/1/2036	$1,000,000	$1,120,377
Westminster Public Schools, General Obligation, CO Series A, State Aid Withholding, 5.00%, 12/1/2049	1,500,000	1,544,569
		56,082,785
CONNECTICUT — 1.9%
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series A-3, VRN, 2.95%, 7/1/2049 (b)	5,000,000	4,989,195
Series B-1, VRN, 5.00%, 7/1/2064 (b)	4,165,000	4,554,273
Series U, 5.00%, 7/1/2033	1,000,000	1,138,822
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2028	5,000,000	5,339,512
Series A, 5.00%, 7/1/2030	1,130,000	1,245,740
Series A, 5.00%, 7/1/2038	3,040,000	3,299,923
Series A-2, 5.00%, 7/1/2034	1,000,000	1,139,453
Series A-2, 5.00%, 7/1/2037	1,850,000	2,053,178
Series B, 5.00%, 7/1/2028	2,000,000	2,135,805
Series B, 5.00%, 7/1/2029	5,500,000	5,973,801
Series B, 5.00%, 7/1/2030	1,500,000	1,653,637
Series B, 5.00%, 7/1/2031	4,675,000	5,217,680
State of Connecticut, General Obligation, CT:
Series 2021-A, 3.00%, 1/15/2039	1,000,000	836,103
Series A, 4.00%, 1/15/2028	2,175,000	2,240,780
Series A, 4.00%, 1/15/2030	2,000,000	2,095,547
Series A, 4.00%, 1/15/2032	2,000,000	2,107,919
Series A, 4.00%, 1/15/2034	1,070,000	1,107,635
Series B, 5.00%, 12/1/2027	1,305,000	1,377,405
Series B, 5.00%, 12/1/2028	1,000,000	1,076,026
Series D, 5.00%, 9/15/2028	1,480,000	1,586,434
Series E, 5.00%, 11/15/2027	2,000,000	2,109,026
Series E, 5.00%, 11/15/2028	1,605,000	1,725,628
Series H, 5.00%, 11/15/2028	3,500,000	3,763,051
University of Connecticut Revenue, CT Series A, 5.00%, 8/15/2031	2,050,000	2,287,205
		61,053,778
DELAWARE — 0.2%
Delaware State Economic Development Authority Revenue, DE Series A, 3.60%, 1/1/2031	1,400,000	1,426,036
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2036	2,000,000	2,250,578

See accompanying notes to financial statements.
69

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
State of Delaware, General Obligation, DE Series A, 5.00%, 5/1/2033	$3,000,000	$3,431,625
		7,108,239
DISTRICT OF COLUMBIA — 1.4%
District of Columbia Income Tax Revenue, DC:
Series A, 2.63%, 3/1/2045	535,000	365,800
Series A, 5.00%, 7/1/2041	3,225,000	3,367,264
Series A, 5.00%, 5/1/2042	1,000,000	1,043,508
Series A, 5.00%, 7/1/2047	2,000,000	2,024,555
Series C, 5.00%, 10/1/2033	1,000,000	1,132,980
Series A, 5.25%, 6/1/2050	2,500,000	2,613,411
Series A, 5.50%, 7/1/2047	3,360,000	3,530,733
District of Columbia Water & Sewer Authority Revenue, DC:
Series C1, 4.00%, 10/1/2036	1,000,000	1,008,191
Series A, 5.00%, 10/1/2037	2,000,000	2,206,047
Series A, 5.00%, 10/1/2041	2,050,000	2,185,169
Series B, 5.00%, 10/1/2049	1,750,000	1,756,475
District of Columbia, General Obligation, DC:
Series A, 5.00%, 1/1/2029	1,100,000	1,185,186
Series A, 5.00%, 8/1/2037	2,510,000	2,761,655
Series B, 5.00%, 8/1/2031	3,000,000	3,353,743
Series B, 5.00%, 8/1/2038	2,605,000	2,833,385
Series C, 5.00%, 12/1/2034	2,575,000	2,921,578
Series C, 5.00%, 12/1/2035	1,750,000	1,982,252
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Series A, 5.00%, 10/1/2044	1,150,000	1,155,500
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 4.00%, 7/15/2034	2,900,000	2,967,939
Series A, 4.00%, 7/15/2039	1,080,000	1,047,961
Series A, 4.00%, 7/15/2043	1,250,000	1,137,875
Series A, 5.00%, 7/15/2049	1,000,000	1,012,457
Washington Metropolitan Area Transit Authority Revenue, DC Series B, 5.00%, 7/1/2036	1,285,000	1,305,652
		44,899,316
FLORIDA — 2.8%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2030	1,200,000	1,317,419
Central Florida Expressway Authority Revenue, FL Assured Guaranty, Inc., 5.00%, 7/1/2030 (c)	2,035,000	2,243,090
Security Description	Principal Amount	Value
City of Cape Coral Water & Sewer Revenue, FL Build America Mutual Assurance Corp., 5.25%, 10/1/2048 (c)	$1,070,000	$1,102,476
City of Fort Lauderdale Water & Sewer Revenue, FL Series B, 5.00%, 9/1/2042	2,765,000	2,905,159
City of Jacksonville Revenue, FL Series A, 5.00%, 10/1/2025	2,000,000	2,009,314
City of Melbourne Water & Sewer Revenue, FL 5.00%, 11/15/2047	1,400,000	1,428,872
City of Miami Revenue, FL Series A, 5.00%, 3/1/2048	2,500,000	2,529,136
City of Port St. Lucie, Special Assessment, FL:
Build America Mutual Assurance Corp., 3.00%, 7/1/2037 (c)	410,000	358,069
Build America Mutual Assurance Corp., 3.00%, 7/1/2041 (c)	510,000	409,538
3.25%, 7/1/2045	125,000	96,899
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2037	2,500,000	2,755,930
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2030	1,250,000	1,383,883
City of Tampa Water & Wastewater System Revenue, FL:
5.00%, 10/1/2041	1,725,000	1,847,234
5.00%, 10/1/2042	1,000,000	1,063,540
County of Broward Convention Center Hotel Revenue, FL 5.00%, 1/1/2040	3,500,000	3,643,392
County of Broward Tourist Development Tax Revenue, FL 4.00%, 9/1/2037	3,160,000	3,168,300
County of Manatee Revenue, FL 5.00%, 10/1/2029	2,615,000	2,854,495
County of Miami-Dade Revenue, FL Series B, 3.13%, 4/1/2037	230,000	204,871
County of Miami-Dade Transit System Revenue, FL:
3.13%, 7/1/2029	130,000	130,265
Series A, 4.00%, 7/1/2046	3,920,000	3,494,329
5.00%, 7/1/2049	2,000,000	2,014,551
County of Miami-Dade Water & Sewer System Revenue, FL Series B, 5.00%, 10/1/2033	1,750,000	1,988,459
County of Miami-Dade, General Obligation, FL:
Series A, 5.00%, 7/1/2041	3,500,000	3,704,793
Series A, 5.00%, 7/1/2051 (a)	2,000,000	2,046,015

See accompanying notes to financial statements.
70

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	$4,000,000	$4,159,599
Florida Department of Environmental Protection Revenue, FL Series A, 5.00%, 7/1/2025	105,000	105,000
Florida Department of Management Services, Certificate Participation, FL:
Series A, 2.00%, 11/1/2038	725,000	517,303
Series A, 5.00%, 8/1/2025	170,000	170,258
Florida State Board of Governors Revenue, FL:
Series A, Build America Mutual Assurance Corp., 4.00%, 10/1/2045 (c)	1,235,000	1,121,497
Series A, Build America Mutual Assurance Corp., 4.13%, 10/1/2046 (c)	3,150,000	2,878,993
Hillsborough County Industrial Development Authority Revenue, FL Series C, 4.13%, 11/15/2051	1,000,000	875,508
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	500,000	443,474
Series A, 5.00%, 10/1/2043	2,285,000	2,392,001
Series A, 5.25%, 10/1/2049	1,000,000	1,036,333
Orange County Health Facilities Authority Revenue, FL Series 2025A, 5.25%, 10/1/2056	1,500,000	1,523,889
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2040	1,280,000	1,376,483
Series A, 5.00%, 10/1/2046	1,955,000	2,015,680
Palm Beach County School District, Certificate Participation, FL Series A, COPs, 5.00%, 8/1/2030	2,660,000	2,922,165
Pasco County School Board Revenue, FL 5.00%, 10/1/2033	1,750,000	1,969,477
Pasco County School Board, Certificate Participation, FL Series C, Assured Guaranty, Inc., 5.00%, 8/1/2033 (c)	1,065,000	1,155,453
Sarasota County School Board, Certificate Participation, FL Series A, 5.00%, 7/1/2029	1,440,000	1,555,906
School District of Broward County, Certificate Participation, FL Series A, COPs, 5.00%, 7/1/2028	1,000,000	1,017,370
Security Description	Principal Amount	Value
School District of Broward County, General Obligation, FL 5.00%, 7/1/2046	$2,000,000	$2,062,665
St. Johns County School Board, Certificate Participation, FL Series A, Assured Guaranty, Inc., 5.50%, 7/1/2049 (c)	1,750,000	1,832,236
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series A, 4.00%, 7/1/2043	4,700,000	4,393,327
Series A, 5.00%, 7/1/2027	1,500,000	1,570,646
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2034	3,000,000	3,446,567
Series B, 5.00%, 6/1/2028	1,090,000	1,163,879
Series B, 5.00%, 6/1/2029	2,215,000	2,409,015
Tampa Bay Water Revenue, FL Series A, 5.00%, 10/1/2046	1,000,000	1,033,325
		89,848,078
GEORGIA — 2.8%
City of Atlanta Water & Wastewater Revenue, GA:
Build America Mutual Assurance Corp., 5.00%, 11/1/2033 (c)	1,500,000	1,704,988
Build America Mutual Assurance Corp., 5.00%, 11/1/2041 (c)	1,250,000	1,338,139
City of Atlanta, General Obligation, GA:
Series A-1, 5.00%, 12/1/2031	3,385,000	3,810,333
Series A-1, 5.00%, 12/1/2032	2,000,000	2,266,383
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2030	3,750,000	4,145,638
Coweta County Development Authority Revenue, GA Series A, 5.00%, 7/1/2044	1,500,000	1,511,881
Fayette County Development Authority Revenue, GA 5.25%, 10/1/2054	3,000,000	3,021,694
Gainesville & Hall County Hospital Authority Revenue, GA 5.00%, 10/15/2030	1,000,000	1,091,364
Georgia Housing & Finance Authority Revenue, GA Series C, 5.05%, 12/1/2045	3,000,000	3,006,857
Georgia Ports Authority Revenue, GA 4.00%, 7/1/2040	2,000,000	1,945,687
Georgia State Road & Tollway Authority Revenue, GA:
Series A, 3.00%, 7/15/2048	2,000,000	1,456,837
Series A, 4.00%, 7/15/2041	1,500,000	1,463,147

See accompanying notes to financial statements.
71

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Main Street Natural Gas, Inc. Revenue, GA:
Series A, VRN, 4.00%, 7/1/2052 (b)	$1,500,000	$1,514,101
Series A, VRN, 4.00%, 9/1/2052 (b)	2,250,000	2,260,483
Series C, 4.00%, 8/1/2052 (b) (d)	2,250,000	2,243,280
Series A, VRN, 5.00%, 6/1/2053 (b)	1,000,000	1,048,279
Series A, VRN, 5.00%, 5/1/2054 (b)	4,000,000	4,226,866
Series A, VRN, 5.00%, 6/1/2055 (b)	2,275,000	2,419,368
Series B, VRN, 5.00%, 7/1/2053 (b)	1,500,000	1,580,422
Series C, VRN, 5.00%, 9/1/2053 (b)	3,000,000	3,172,618
Series C, VRN, 5.00%, 12/1/2054 (b)	1,500,000	1,575,816
Metropolitan Atlanta Rapid Transit Authority Revenue, GA:
Series A, 5.00%, 7/1/2037	1,335,000	1,478,459
Series A, 5.00%, 7/1/2045	1,500,000	1,573,977
Series B, 5.00%, 7/1/2031	1,155,000	1,292,233
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 1/1/2046	2,575,000	2,588,898
Series A, 5.00%, 1/1/2056	2,000,000	1,972,083
Series A, 5.00%, 1/1/2063	4,000,000	3,849,079
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2033	6,460,000	7,259,359
Richmond County Board of Education, General Obligation, GA State Aid Withholding, 5.00%, 10/1/2027	5,500,000	5,783,521
State of Georgia, General Obligation, GA:
Series A, 4.00%, 7/1/2035	1,275,000	1,304,154
Series A, 5.00%, 8/1/2032	2,000,000	2,197,526
Series A-1, 5.00%, 7/1/2033	4,200,000	4,657,469
Series C, 5.00%, 7/1/2030	7,560,000	8,382,740
		89,143,679
GUAM — 0.0% *
Guam Power Authority Revenue, GU Series A, 5.00%, 10/1/2037	1,200,000	1,212,243
HAWAII — 0.6%
City & County Honolulu Wastewater System Revenue, HI:
4.25%, 7/1/2042	1,000,000	972,180
4.50%, 7/1/2048	2,625,000	2,564,567
Series A, 5.00%, 7/1/2032	3,950,000	4,455,674
Security Description	Principal Amount	Value
City & County of Honolulu, General Obligation, HI:
Series A, 4.00%, 7/1/2039	$1,500,000	$1,464,188
Series A, 5.00%, 11/1/2029	1,000,000	1,092,991
Series C, 5.00%, 8/1/2044	1,400,000	1,424,289
County of Hawaii, General Obligation, HI 5.00%, 9/1/2043	1,800,000	1,902,144
State of Hawaii Airports System Revenue, HI Series B, 5.00%, 7/1/2049	1,250,000	1,291,035
State of Hawaii, General Obligation, HI:
Series FK, 4.00%, 5/1/2036	2,000,000	2,000,596
Series FW, 4.00%, 1/1/2037	2,640,000	2,657,150
		19,824,814
IDAHO — 0.3%
Idaho Health Facilities Authority Revenue, ID:
Series 2025A, 5.00%, 3/1/2041	1,500,000	1,559,125
Series 2025A, 5.00%, 3/1/2043	1,000,000	1,019,510
Idaho Housing & Finance Association Revenue, ID Series A, 5.00%, 8/15/2043	3,750,000	3,955,791
Idaho State Building Authority Revenue, ID:
Series 2025A, 5.00%, 6/1/2029	2,000,000	2,173,539
Series A, 5.00%, 6/1/2032	2,000,000	2,259,667
		10,967,632
ILLINOIS — 3.5%
Chicago O'Hare International Airport Revenue, IL:
Series B, 5.00%, 1/1/2048	1,145,000	1,145,210
Series D, 5.00%, 1/1/2041	1,000,000	1,034,565
Build America Mutual Assurance Corp., 5.25%, 1/1/2041 (c)	1,950,000	2,058,337
Series D, 5.25%, 1/1/2031	1,735,000	1,787,220
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,200,000	1,259,399
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL:
Series A, 5.00%, 12/1/2045	1,000,000	1,003,867
Series A, 5.00%, 12/1/2049	4,135,000	4,135,437
City of Chicago Wastewater Transmission Revenue, IL Series A, Assured Guaranty, Inc., 5.25%, 1/1/2048 (c)	2,665,000	2,747,828

See accompanying notes to financial statements.
72

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
City of Chicago Waterworks Revenue, IL Series A, Assured Guaranty, Inc., 5.25%, 11/1/2053 (c)	$1,445,000	$1,464,599
City of Chicago, General Obligation, IL:
Series A, 5.00%, 1/1/2045	2,000,000	1,885,633
Series A, 5.50%, 1/1/2035	2,915,000	3,024,318
Series A, 5.50%, 1/1/2039	1,250,000	1,285,966
Series A, 6.00%, 1/1/2050	1,600,000	1,650,664
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2044	1,360,000	1,382,576
County of Cook, General Obligation, IL 5.00%, 11/15/2034	1,200,000	1,219,332
DuPage County Forest Preserve District, General Obligation, IL:
5.00%, 11/1/2032	1,300,000	1,461,056
5.00%, 11/1/2033	1,000,000	1,130,306
Illinois Finance Authority Revenue, IL:
VRN, 2.45%, 10/1/2039 (b)	1,000,000	929,302
4.00%, 7/1/2025	385,000	385,000
Series A, 5.00%, 10/1/2028	1,000,000	1,066,336
Series A, 5.00%, 8/15/2029	1,160,000	1,248,299
Series A, 5.00%, 11/15/2029	1,885,000	1,891,878
Series A, 5.00%, 4/1/2032	1,000,000	1,105,710
Series A, 5.00%, 7/1/2032	3,700,000	4,173,395
Series A, 5.00%, 7/1/2033	2,280,000	2,590,377
Series A, 5.00%, 10/1/2033	1,400,000	1,558,777
Series A, 5.00%, 11/15/2038	1,000,000	999,964
Series A, VRN, 5.00%, 8/15/2054 (b)	1,000,000	1,069,128
Series B, 5.00%, 4/1/2032	1,565,000	1,730,436
Series B, 5.00%, 1/1/2033	3,500,000	3,963,155
Illinois Sports Facilities Authority Revenue, IL 5.00%, 6/15/2030	1,500,000	1,557,025
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2030	225,000	245,368
Series A, 5.00%, 1/1/2041	1,000,000	1,051,333
Series A, 5.00%, 1/1/2042	3,750,000	3,913,057
Series A, 5.00%, 1/1/2043	1,275,000	1,297,209
Series A, 5.00%, 1/1/2045	1,180,000	1,190,250
Series B, 5.00%, 1/1/2036	215,000	217,032
Series C, 5.00%, 1/1/2036	215,000	215,097
Series A, 5.25%, 1/1/2043	1,000,000	1,055,695
Series A, 5.25%, 1/1/2045	1,000,000	1,047,983
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation, IL 4.00%, 2/1/2032	510,000	511,754
Metropolitan Pier & Exposition Authority Revenue, IL:
Series A, 5.00%, 6/15/2050	1,000,000	977,527
Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2053	$2,000,000	$1,936,039
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL:
Series A, 5.00%, 12/1/2040	1,500,000	1,607,119
Series A, 5.00%, 12/1/2041	1,500,000	1,590,794
Series C, 5.00%, 12/1/2031	1,100,000	1,227,134
Sales Tax Securitization Corp. Revenue, IL:
Series A, 4.00%, 1/1/2038	2,975,000	2,839,740
Series A, 5.00%, 1/1/2031	1,860,000	2,033,465
State of Illinois Sales Tax Revenue, IL:
Series C, 5.00%, 6/15/2041	1,800,000	1,856,786
Series C, 5.00%, 6/15/2043	1,135,000	1,154,694
State of Illinois, General Obligation, IL:
4.00%, 6/1/2033	1,575,000	1,552,914
Series B, 4.00%, 12/1/2037	1,250,000	1,172,962
Series B, 4.00%, 11/1/2038	2,320,000	2,152,390
Series B, 4.25%, 5/1/2046	2,000,000	1,775,819
5.00%, 1/1/2041	5,020,000	4,961,014
Series A, 5.00%, 5/1/2035	1,000,000	1,025,852
Series B, 5.00%, 10/1/2032	1,000,000	1,039,264
Series B, 5.00%, 10/1/2033	1,645,000	1,703,731
Series B, 5.00%, 5/1/2039	2,000,000	2,075,447
Series C, 5.00%, 12/1/2048	1,000,000	985,130
Series C, 5.25%, 10/1/2047	2,000,000	2,007,128
Series A, 5.50%, 3/1/2047	3,000,000	3,062,093
Series B, 5.50%, 5/1/2047	1,000,000	1,020,736
Series C, 5.50%, 10/1/2040	1,000,000	1,057,617
5.75%, 5/1/2045	2,500,000	2,595,035
University of Illinois Auxiliary Facilities System Revenue, IL Series A, 5.00%, 4/1/2031	1,500,000	1,661,283
University of Illinois Revenue, IL Series A, 5.00%, 4/1/2027	1,450,000	1,503,111
Will County School District No. 86 Joliet, General Obligation, IL Build America Mutual Assurance Corp., 4.00%, 1/1/2049 (c)	2,250,000	1,976,087
		113,240,784
INDIANA — 1.2%
Carmel Redevelopment Authority Revenue, IN Series B, 1.13%, 1/15/2044	2,500,000	1,279,033
City of Rockport Revenue, IN Series A, VRN, 3.70%, 6/1/2047 (b)	1,560,000	1,556,383
City of Whiting Revenue, IN VRN, 4.20%, 6/1/2044 (b)	1,745,000	1,742,450
Indiana Finance Authority Revenue, IN:
Series A, 4.00%, 2/1/2034	2,000,000	2,046,943
Series A, 5.00%, 2/1/2031	1,955,000	2,171,142

See accompanying notes to financial statements.
73

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2037	$2,000,000	$2,218,478
Series B, 5.00%, 2/1/2026	3,250,000	3,290,609
Series B, 5.00%, 2/1/2043	15,000	15,721
Series C, 5.00%, 2/1/2046	1,000,000	1,035,891
Series D, VRN, 5.00%, 10/1/2057 (a) (b)	3,000,000	3,288,508
Series D, VRN, 5.00%, 10/1/2063 (a) (b)	3,970,000	4,322,161
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series B, 5.25%, 2/1/2048	1,230,000	1,286,522
Series B-1, 5.25%, 1/1/2055	2,250,000	2,321,293
Series D, 6.00%, 2/1/2048	3,510,000	3,848,914
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2033	1,100,000	1,205,927
State Intercept, 5.00%, 7/15/2035	1,250,000	1,349,008
State Intercept, 5.00%, 7/15/2042	2,350,000	2,432,582
Purdue University Revenue, IN Series A, 5.00%, 7/1/2035	2,000,000	2,269,544
		37,681,109
IOWA — 0.4%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	2,000,000	1,924,185
VRN, 5.00%, 12/1/2050 (b)	1,000,000	1,133,036
Series A, 5.00%, 8/1/2030	1,740,000	1,926,132
Series A, 5.00%, 8/1/2033	2,800,000	3,193,588
Series A, 5.00%, 8/1/2038	1,000,000	1,064,838
Series A, 5.00%, 8/1/2047	5,000,000	5,170,710
		14,412,489
KANSAS — 0.2%
City of Lawrence Revenue, KS Series A, 5.00%, 7/1/2043	1,000,000	987,764
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation, KS Series A, 3.00%, 10/1/2039	1,000,000	830,814
Kansas Development Finance Authority Revenue, KS Series SR, 5.00%, 5/1/2043	2,080,000	2,196,776
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026	100,000	102,599
Series A, 5.00%, 9/1/2033	1,000,000	1,132,774
Series A, 5.00%, 9/1/2035	1,250,000	1,407,814
		6,658,541
Security Description	Principal Amount	Value
KENTUCKY — 1.0%
County of Owen Revenue, KY Series A, VRN, 2.45%, 6/1/2039 (b)	$1,000,000	$935,603
Kentucky Asset Liability Commission Revenue, KY Series A, 5.00%, 9/1/2026	1,000,000	1,025,875
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, Assured Guaranty, Inc., 4.00%, 6/1/2037 (c)	1,750,000	1,675,756
Series A, Assured Guaranty, Inc., 5.00%, 12/1/2047 (c)	1,115,000	1,088,921
Series A-P3, 5.00%, 1/1/2045	1,000,000	997,398
Series B, 5.00%, 8/15/2028	1,440,000	1,491,185
Kentucky Public Energy Authority Revenue, KY:
Series C, VRN, 4.00%, 2/1/2050 (b)	1,165,000	1,170,947
Series A, 5.00%, 5/1/2055 (b)	3,000,000	3,148,631
Series B, VRN, 5.00%, 1/1/2055 (b)	2,000,000	2,113,091
Series A, VRN, 5.25%, 6/1/2055 (b)	3,625,000	3,832,189
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 4/1/2033	2,500,000	2,806,880
Series A, 5.00%, 4/1/2034	2,500,000	2,818,916
Series B, 5.00%, 11/1/2027	1,735,000	1,823,988
Series C, 5.00%, 11/1/2031	1,525,000	1,691,857
Kentucky Turnpike Authority Revenue, KY:
Series A, 5.00%, 7/1/2028	1,505,000	1,603,952
Series B, 5.00%, 7/1/2026	120,000	122,559
Louisville/Jefferson County Metropolitan Government, General Obligation, KY Series A, 5.00%, 12/1/2039	1,560,000	1,681,855
University of Kentucky Revenue, KY:
Series A, State Intercept, 3.13%, 10/1/2037	360,000	319,872
Series A, 5.00%, 4/1/2055	1,625,000	1,617,351
		31,966,826
LOUISIANA — 0.6%
City of New Orleans, General Obligation, LA Series A, 5.00%, 12/1/2046	1,000,000	985,376
City of Shreveport, General Obligation, LA Series A, Assured Guaranty, Inc., 4.00%, 3/1/2037 (c)	1,000,000	979,131

See accompanying notes to financial statements.
74

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Revenue, LA 5.25%, 7/15/2048	$2,000,000	$2,034,941
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA 3.50%, 11/1/2032	1,000,000	962,150
Louisiana Public Facilities Authority Revenue, LA 5.00%, 5/15/2046	1,000,000	975,118
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 5.00%, 5/1/2034	1,500,000	1,689,211
State of Louisiana Revenue, LA 5.00%, 9/1/2035	2,825,000	3,130,623
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 4/1/2027	2,875,000	2,989,195
Series A, 5.00%, 2/1/2028	2,000,000	2,115,912
Series B, 5.00%, 6/1/2030	1,820,000	1,997,524
		17,859,181
MAINE — 0.1%
Maine Health & Higher Educational Facilities Authority Revenue, ME Series A, Assured Guaranty, Inc., 4.25%, 7/1/2054 (c)	1,000,000	896,801
Maine State Housing Authority Revenue, ME Series B, 5.13%, 11/15/2050 (a)	1,000,000	1,002,137
Maine Turnpike Authority Revenue, ME 5.00%, 7/1/2030	735,000	809,714
		2,708,652
MARYLAND — 1.7%
County of Baltimore, General Obligation, MD:
5.00%, 3/1/2034	4,000,000	4,587,347
5.00%, 3/1/2044	4,350,000	4,538,197
County of Montgomery, General Obligation, MD:
Series A, 2.00%, 8/1/2039	2,000,000	1,412,821
Series A, 2.00%, 8/1/2040	2,000,000	1,368,629
Series A, 3.00%, 8/1/2033	1,150,000	1,105,987
Series A, 5.00%, 8/1/2026	6,000,000	6,154,400
Series A, 5.00%, 8/1/2037	1,140,000	1,267,708
Maryland Health & Higher Educational Facilities Authority Revenue, MD Series 2025A, 5.25%, 7/1/2052	1,000,000	1,016,848
Security Description	Principal Amount	Value
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2036	$1,000,000	$1,099,272
Maryland State Transportation Authority Revenue, MD:
Series A, 5.00%, 7/1/2030	2,160,000	2,382,871
Series A, 5.00%, 7/1/2039	2,000,000	2,166,003
State of Maryland Department of Transportation Revenue, MD Series A, 2.00%, 10/1/2034	5,465,000	4,529,243
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	1,500,000	1,502,438
Series A, 5.00%, 8/1/2025	2,025,000	2,028,330
Series A, 5.00%, 3/15/2027	1,200,000	1,248,859
Series A, 5.00%, 6/1/2034	9,425,000	10,497,281
Series B, 5.00%, 8/1/2027	1,840,000	1,931,758
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	1,850,000	1,967,311
Washington Suburban Sanitary Commission Revenue, MD:
2.00%, 12/1/2044	2,000,000	1,218,716
4.00%, 6/1/2049	3,000,000	2,702,579
		54,726,598
MASSACHUSETTS — 3.4%
City of Boston, General Obligation, MA Series A, 5.00%, 2/1/2043	2,000,000	2,123,960
Commonwealth of Massachusetts Transportation Fund Revenue, MA Series B, 5.00%, 6/1/2048	3,000,000	3,071,910
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.00%, 9/1/2039	1,035,000	737,024
Series C, 2.00%, 9/1/2040	1,450,000	1,004,631
Series C, 2.00%, 9/1/2041	1,420,000	950,227
Series C, 2.00%, 9/1/2042	1,600,000	1,035,710
Series C, 2.38%, 9/1/2044	1,650,000	1,090,083
Series B, 2.50%, 3/1/2043	550,000	385,215
Series C, 3.00%, 3/1/2047	1,000,000	736,024
Series A, 5.00%, 1/1/2027	1,205,000	1,248,170
Series A, 5.00%, 9/1/2027	5,000,000	5,256,694
Series A, 5.00%, 5/1/2029	2,610,000	2,834,805
Series A, 5.00%, 10/1/2031	1,500,000	1,685,753
Series A, 5.00%, 1/1/2039	3,000,000	3,257,503
Series A, 5.00%, 3/1/2040	2,430,000	2,611,039
Series A, 5.00%, 4/1/2050	2,000,000	2,052,869
Series A, 5.00%, 4/1/2055	2,000,000	2,040,052
Series B, 5.00%, 10/1/2027	3,000,000	3,159,603
Series B, 5.00%, 10/1/2031	1,500,000	1,685,753
Series B, 5.00%, 11/1/2040	2,795,000	3,006,585
Series D, 5.00%, 11/1/2028	7,500,000	8,072,971
Series C, 5.25%, 10/1/2047	14,000,000	14,662,343

See accompanying notes to financial statements.
75

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
Series A-1, 4.00%, 7/1/2048	$9,000,000	$8,185,837
Series A, 5.00%, 7/1/2037	1,645,000	1,822,456
Series A, 5.00%, 7/1/2038	1,500,000	1,643,732
Series A-1, 5.00%, 7/1/2025	1,115,000	1,115,000
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2032	3,250,000	3,687,354
5.00%, 2/1/2033	2,000,000	2,289,435
Series 25B, 5.00%, 2/1/2041	1,000,000	1,065,287
Series 26A, 5.00%, 2/1/2037	1,500,000	1,691,536
Series 26B, 5.00%, 2/1/2042	1,250,000	1,339,865
Massachusetts Development Finance Agency Revenue, MA:
4.00%, 7/1/2045	1,070,000	978,573
Series S, 4.00%, 7/1/2046	1,000,000	894,452
5.00%, 7/1/2041	1,645,000	1,645,163
Series A, VRN, 5.00%, 11/1/2055 (b)	1,290,000	1,461,730
Series A-2, VRN, 5.00%, 5/15/2055 (b)	1,615,000	1,811,703
Series B, 5.00%, 11/15/2032	3,000,000	3,361,058
Series B, 5.00%, 2/15/2033	1,525,000	1,704,561
Series D, 5.00%, 7/1/2054	1,000,000	1,000,744
Series FF, 5.00%, 10/1/2026	2,250,000	2,318,184
Series V, 5.00%, 7/1/2035	1,000,000	1,132,840
Series W, 5.00%, 7/1/2035	2,500,000	2,858,760
Massachusetts School Building Authority Revenue, MA Series C, 4.00%, 11/15/2035	1,500,000	1,498,147
Massachusetts Water Resources Authority Revenue, MA Series C, 5.00%, 8/1/2031	3,350,000	3,779,118
Nauset Regional School District, General Obligation, MA 4.00%, 5/15/2049	1,000,000	886,481
		110,880,940
MICHIGAN — 1.3%
Great Lakes Water Authority Sewage Disposal System Revenue, MI:
Series B, 5.00%, 7/1/2035	2,120,000	2,368,241
Series C, 5.00%, 7/1/2040	1,165,000	1,241,420
Series C, 5.25%, 7/1/2048	1,400,000	1,457,899
Great Lakes Water Authority Water Supply System Revenue, MI:
Series A, 5.00%, 7/1/2037	2,500,000	2,731,760
Series A, 5.00%, 7/1/2038	1,180,000	1,276,022
Series B, 5.00%, 7/1/2049	1,750,000	1,735,967
Series B, 5.25%, 7/1/2048	1,500,000	1,562,034
Michigan Finance Authority Revenue, MI:
Series A, 4.00%, 10/1/2048	2,000,000	1,797,183
Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2029	$1,600,000	$1,728,972
Series A, 5.00%, 11/15/2048	2,010,000	1,972,909
Series A-MI, 5.00%, 12/1/2042	2,500,000	2,504,983
Michigan State Building Authority Revenue, MI:
Series I, 5.00%, 10/15/2028	100,000	102,753
Series I, 5.00%, 4/15/2030	10,000	10,054
Series I, 5.00%, 4/15/2031	65,000	65,350
Series II, 5.00%, 10/15/2026	5,000,000	5,145,930
Michigan State Hospital Finance Authority Revenue, MI 5.00%, 11/15/2046	2,450,000	2,419,721
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2055	2,500,000	2,531,542
State of Michigan Trunk Line Revenue, MI:
Series A, 4.00%, 11/15/2041	3,500,000	3,272,957
Series B, 4.00%, 11/15/2045	4,410,000	3,941,275
State of Michigan, General Obligation, MI Series A, 3.00%, 5/15/2036	1,140,000	1,055,922
Wayne County Airport Authority Revenue, MI Series D, 5.00%, 12/1/2045	1,500,000	1,492,078
		40,414,972
MINNESOTA — 1.2%
City of Rochester Revenue, MN Series B, VRN, 5.00%, 11/15/2055 (b)	1,000,000	1,098,316
County of Hennepin, General Obligation, MN Series A, 5.00%, 12/1/2044	1,000,000	1,051,967
Duluth Independent School District No. 709, General Obligation, MN Series C, School District Credit Enhancement Program, Zero Coupon, 2/1/2029	1,850,000	1,594,175
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2036	1,000,000	938,344
Elk River Independent School District No. 728, General Obligation, MN Series A, School District Credit Enhancement Program, 2.00%, 2/1/2034	845,000	712,104
Minnesota Agricultural & Economic Development Board Revenue, MN 5.25%, 1/1/2047	2,000,000	2,031,568

See accompanying notes to financial statements.
76

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Osseo Independent School District No. 279, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2031	$1,500,000	$1,666,656
State of Minnesota, Certificate Participation, MN:
5.00%, 11/1/2038	8,500,000	9,180,784
5.00%, 11/1/2039	3,000,000	3,209,873
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 10/1/2028	205,000	215,561
Series A, 5.00%, 8/1/2032	1,250,000	1,413,608
Series A, 5.00%, 8/1/2035	2,000,000	2,268,893
Series A, 5.00%, 8/1/2044	2,000,000	2,110,150
Series B, 5.00%, 8/1/2027	6,500,000	6,819,764
Series D, 5.00%, 8/1/2027	2,500,000	2,622,986
Series D, 5.00%, 8/1/2028	1,000,000	1,070,962
White Bear Lake Independent School District No. 624, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2031	1,000,000	995,830
		39,001,541
MISSISSIPPI — 0.1%
State of Mississippi Revenue, MS 5.00%, 10/1/2049	1,240,000	1,260,389
State of Mississippi, General Obligation, MS Series A, 4.00%, 6/1/2036	1,000,000	991,329
		2,251,718
MISSOURI — 1.0%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2049	3,500,000	3,071,826
Curators of the University of Missouri Revenue, MO Series B, 5.00%, 11/1/2030	5,000,000	5,542,851
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 5.00%, 11/15/2035	2,000,000	2,005,280
Jackson County School District No. R-IV Blue Springs, General Obligation, MO 5.50%, 3/1/2042	1,725,000	1,878,771
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2032	5,000,000	5,638,102
Missouri Housing Development Commission Revenue, MO:
Series A, 4.63%, 11/1/2050	1,470,000	1,397,730
Series D, 6.25%, 5/1/2056 (a)	3,000,000	3,325,944
Security Description	Principal Amount	Value
Missouri Joint Municipal Electric Utility Commission Revenue, MO:
Series A, 4.00%, 12/1/2032	$1,000,000	$1,001,597
Series A, 4.00%, 12/1/2033	1,410,000	1,408,368
Missouri State Board of Public Buildings Revenue, MO Series B, 5.00%, 10/1/2027	5,670,000	5,958,320
St. Charles County Francis Howell R-III School District, General Obligation, MO 2.00%, 3/1/2040	1,500,000	1,470,962
		32,699,751
NEBRASKA — 0.7%
Central Plains Energy Project Revenue, NE:
Series 1, VRN, 5.00%, 5/1/2053 (b)	2,065,000	2,156,444
Series A-1, VRN, 5.00%, 8/1/2055 (b)	5,040,000	5,334,566
Nebraska Investment Finance Authority Revenue, NE Series C, 5.05%, 9/1/2045	3,000,000	3,033,672
Nebraska Public Power District Revenue, NE Series A, 5.00%, 1/1/2032	1,000,000	1,007,755
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	3,450,000	3,209,123
Series A, 5.25%, 2/1/2048	5,000,000	5,204,462
Omaha School District, General Obligation, NE 2.00%, 12/15/2042	2,045,000	1,305,038
		21,251,060
NEVADA — 0.8%
Clark County School District, General Obligation, NV Series A, Assured Guaranty, Inc., 4.00%, 6/15/2042 (c)	1,500,000	1,401,220
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2032	3,000,000	3,359,900
County of Clark Revenue, NV 5.00%, 7/1/2026	2,500,000	2,555,725
County of Clark, General Obligation, NV:
Series C, 3.00%, 7/1/2035	800,000	738,583
Series C, 3.00%, 7/1/2039	500,000	413,971
5.00%, 6/1/2026	150,000	153,118
5.00%, 11/1/2033	1,100,000	1,246,872
Series A, 5.00%, 6/1/2027	140,000	146,216
Series B, 5.00%, 11/1/2026	180,000	185,577
Las Vegas Redevelopment Agency, Special Obligation, NV 5.00%, 6/15/2040	1,000,000	998,969

See accompanying notes to financial statements.
77

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Las Vegas Valley Water District, General Obligation, NV:
Series A, 4.00%, 6/1/2041	$1,550,000	$1,479,762
Series C, 4.00%, 6/1/2042	1,195,000	1,127,883
Series A, 5.00%, 6/1/2039	1,985,000	2,146,746
Series A, 5.00%, 6/1/2045	2,205,000	2,270,872
State of Nevada Highway Improvement Revenue, NV 5.00%, 12/1/2026	310,000	316,357
State of Nevada, General Obligation, NV:
Series A, 5.00%, 5/1/2035	3,000,000	3,349,787
Series A, 5.00%, 5/1/2043	3,950,000	4,118,851
		26,010,409
NEW HAMPSHIRE — 0.1%
New Hampshire Business Finance Authority Revenue, NH Series 1-A, Housing and Urban Development, 4.15%, 10/20/2040 (b)	1,000,000	966,177
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series B, 3.30%, 6/1/2040 (b)	1,510,000	1,514,131
Build America Mutual Assurance Corp., 5.00%, 7/1/2028 (c)	1,700,000	1,808,330
		4,288,638
NEW JERSEY — 2.7%
Cherry Hill Township School District, General Obligation, NJ 4.00%, 8/1/2037	1,760,000	1,762,888
Gloucester County Improvement Authority Revenue, NJ 4.00%, 7/1/2038	1,165,000	1,130,065
Jersey City Municipal Utilities Authority Revenue, NJ Series E, Build America Mutual Assurance Corp., 5.75%, 10/15/2048 (c)	625,000	690,128
New Jersey Economic Development Authority Revenue, NJ:
5.00%, 6/15/2038	1,280,000	1,310,853
5.00%, 6/15/2044	1,000,000	1,000,726
Series A, 5.00%, 7/1/2033	2,000,000	2,017,135
Series A, 5.00%, 11/1/2040	1,470,000	1,488,220
Series A, 5.00%, 11/1/2044	1,000,000	999,966
Series B, 5.00%, 6/15/2043	2,000,000	2,001,738
Series C, 5.00%, 6/15/2042	2,000,000	1,999,434
New Jersey Educational Facilities Authority Revenue, NJ:
Series C, 2.00%, 3/1/2039	500,000	363,798
Series C, 2.00%, 3/1/2041	2,635,000	1,780,263
Series C, 4.00%, 3/1/2033	2,070,000	2,173,287
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2047	$1,600,000	$1,597,794
Series A, VRN, 5.00%, 7/1/2064 (b)	3,000,000	3,297,624
Series C, 5.00%, 3/1/2030	2,075,000	2,276,346
New Jersey Health Care Facilities Financing Authority Revenue, NJ Series A, 4.00%, 7/1/2041	1,000,000	937,927
New Jersey Housing & Mortgage Finance Agency Revenue, NJ:
Series M, 5.10%, 10/1/2050 (a)	2,000,000	2,010,168
Series M, 6.50%, 4/1/2056 (a)	2,000,000	2,238,347
New Jersey Institute of Technology Revenue, NJ:
Series A, Build America Mutual Assurance Corp., 5.25%, 7/1/2050 (c)	3,425,000	3,577,076
Series A, Build America Mutual Assurance Corp., 5.25%, 7/1/2055 (c)	2,575,000	2,674,437
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, 4.00%, 6/15/2035	1,810,000	1,799,741
Series AA, 4.00%, 6/15/2050	1,135,000	987,379
Series BB, 4.00%, 6/15/2039	3,000,000	2,842,250
Series A, 5.00%, 6/15/2029	3,000,000	3,050,288
Series A, 5.00%, 6/15/2030	1,000,000	1,015,741
Series A, 5.00%, 12/15/2030	1,290,000	1,367,503
Series A, 5.00%, 12/15/2034	2,825,000	2,927,662
Series A, 5.00%, 6/15/2037	1,000,000	1,066,166
Series A, 5.00%, 6/15/2038	1,000,000	1,065,271
Series AA, 5.00%, 6/15/2039	2,400,000	2,479,496
Series AA, Ambac Financial Group, 5.00%, 6/15/2045	2,945,000	2,970,198
Series AA, 5.00%, 6/15/2050	4,310,000	4,328,350
Series BB, 5.00%, 6/15/2044	1,000,000	1,000,572
Series CC, 5.00%, 6/15/2043	1,000,000	1,024,801
New Jersey Turnpike Authority Revenue, NJ:
Series A, 5.00%, 1/1/2048	3,795,000	3,821,327
Series E, 5.00%, 1/1/2031	2,925,000	3,067,451
Series A, 5.25%, 1/1/2050	3,060,000	3,195,137
Series A, 5.25%, 1/1/2055	3,335,000	3,466,478
State of New Jersey, General Obligation, NJ:
Series A, 3.00%, 6/1/2032	2,500,000	2,434,630
Series A, 4.00%, 6/1/2032	2,250,000	2,380,882
Series A, 5.00%, 6/1/2029	1,840,000	1,993,482
Tobacco Settlement Financing Corp. Revenue, NJ Series A, 5.00%, 6/1/2046	1,500,000	1,490,125
		87,103,150
NEW MEXICO — 0.4%
City of Farmington Revenue, NM:
Series B, 1.80%, 4/1/2029	1,600,000	1,466,550

See accompanying notes to financial statements.
78

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series C, VRN, 3.88%, 6/1/2040 (b)	$1,000,000	$1,013,938
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2027	3,750,000	3,923,960
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2037	1,955,000	1,869,014
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2025	120,000	120,000
Series A, 5.00%, 7/1/2026	2,600,000	2,660,888
Series A, 5.00%, 7/1/2031	1,910,000	2,126,784
		13,181,134
NEW YORK — 15.4%
Battery Park City Authority Revenue, NY Series B, 5.00%, 11/1/2037	1,030,000	1,141,208
Buffalo & Fort Erie Public Bridge Authority Revenue, NY 5.00%, 1/1/2042	1,885,000	1,893,653
City of New York, General Obligation, NY:
Series A-1, 4.00%, 8/1/2038	1,000,000	984,584
Series C, 4.00%, 8/1/2037	1,050,000	1,044,272
Series C, 4.00%, 8/1/2039	2,110,000	2,038,207
Series 1, 5.00%, 8/1/2034	1,900,000	2,113,663
Series A, 5.00%, 8/1/2031	2,500,000	2,780,830
Series A, 5.00%, 8/1/2038	2,260,000	2,420,570
Series A-1, 5.00%, 8/1/2026	3,500,000	3,587,506
Series A-1, 5.00%, 9/1/2026	1,520,000	1,560,455
Series A-1, 5.00%, 8/1/2031	6,250,000	6,841,369
Series B-1, 5.00%, 8/1/2029	7,500,000	8,156,931
Series B-1, 5.00%, 8/1/2030	3,290,000	3,624,630
Series B-1, 5.00%, 8/1/2031	3,000,000	3,336,996
Series B-1, 5.00%, 10/1/2031	1,500,000	1,671,198
Series B-1, 5.00%, 10/1/2035	1,420,000	1,548,027
Series C, 5.00%, 8/1/2027	10,000,000	10,486,456
Series C-1, 5.00%, 9/1/2040	1,000,000	1,066,907
Series D, 5.00%, 4/1/2030	1,000,000	1,096,519
Series F, 5.00%, 8/1/2032	3,500,000	3,920,844
Series F, 5.00%, 8/1/2033	2,500,000	2,815,953
Series F, 5.00%, 8/1/2034	1,250,000	1,410,879
Series F-1, 5.00%, 8/1/2028	1,095,000	1,170,804
Series B-1, 5.25%, 10/1/2041	2,000,000	2,120,827
Series B-1, 5.25%, 10/1/2043	1,500,000	1,571,457
County of Westchester, General Obligation, NY:
Series A, 2.00%, 10/15/2034	3,000,000	2,486,282
Series A, 4.00%, 12/1/2038	1,250,000	1,251,948
Empire State Development Corp. Revenue, NY:
Series A, 3.00%, 3/15/2040	5,665,000	4,685,724
Series A, 3.00%, 3/15/2041	1,395,000	1,121,962
Series E, 3.00%, 3/15/2047	2,500,000	1,820,257
Security Description	Principal Amount	Value
Series A, 4.00%, 3/15/2038	$2,290,000	$2,248,793
Series A, 4.00%, 3/15/2044	1,000,000	900,953
Series C, 4.00%, 3/15/2041	1,195,000	1,120,456
Series E, 4.00%, 3/15/2034	1,225,000	1,244,821
Series E, 4.00%, 3/15/2046	1,345,000	1,191,681
Series A, 5.00%, 9/15/2028	3,000,000	3,234,620
Series C, 5.00%, 3/15/2029	1,060,000	1,147,440
Series C, 5.00%, 3/15/2030	1,000,000	1,096,167
Series C, 5.00%, 3/15/2047	6,000,000	6,066,629
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 4.00%, 2/15/2044	2,000,000	1,846,232
Long Island Power Authority Revenue, NY:
Series A, 4.00%, 9/1/2037	3,285,000	3,200,282
5.00%, 9/1/2037	2,825,000	2,881,636
Series A, Assured Guaranty, Inc., 5.00%, 9/1/2043 (c)	1,710,000	1,786,064
Series A, 5.25%, 9/1/2054	2,100,000	2,163,097
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY:
Series B-1, 5.00%, 11/15/2049	2,000,000	2,042,366
Series B-2, 5.00%, 11/15/2048	1,500,000	1,533,232
Series A, 5.25%, 11/15/2035	250,000	254,642
Metropolitan Transportation Authority Revenue, NY:
Series A-1, Assured Guaranty, Inc., 4.00%, 11/15/2044 (c)	2,500,000	2,208,424
Series A, 5.00%, 11/15/2036	1,310,000	1,420,258
Series A1, 5.00%, 11/15/2046	2,520,000	2,489,030
Series A1, 5.00%, 11/15/2051	2,000,000	1,977,286
Series B, 5.00%, 11/15/2039	1,595,000	1,675,365
Series C1, 5.00%, 11/15/2031	1,020,000	1,059,711
Series D1, 5.00%, 11/15/2045	5,000,000	5,027,446
Series 2025A, 5.25%, 11/15/2055	2,500,000	2,548,047
New York City Housing Development Corp. Revenue, NY:
Series C-2, VRN, 3.75%, 5/1/2065 (b)	3,000,000	3,019,838
Series C-1, 5.13%, 11/1/2055	1,100,000	1,105,410
New York City Industrial Development Agency Revenue, NY Series A, 3.00%, 3/1/2049	1,000,000	688,229
New York City Municipal Water Finance Authority Revenue, NY:
Series BB-1, 4.00%, 6/15/2045	5,365,000	4,799,723
Series BB2, 4.00%, 6/15/2042	3,085,000	2,852,325
Series DD, 4.13%, 6/15/2046	2,000,000	1,834,884
Series DD, 4.13%, 6/15/2047	8,000,000	7,248,330
Series AA-2, 5.00%, 6/15/2032	1,200,000	1,325,981

See accompanying notes to financial statements.
79

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series AA-2, 5.00%, 6/15/2049	$3,000,000	$3,071,455
Series BB, 5.00%, 6/15/2035	8,325,000	9,310,474
Series BB, 5.00%, 6/15/2036	2,000,000	2,215,466
Series BB, 5.00%, 6/15/2043	2,690,000	2,827,297
Series BB, 5.00%, 6/15/2048	1,665,000	1,709,348
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2036	1,500,000	1,705,339
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2046	2,000,000	2,059,235
Series DD, 5.00%, 6/15/2029	1,000,000	1,091,122
Series DD, 5.50%, 6/15/2039	1,040,000	1,175,178
New York City Transitional Finance Authority Building Aid Revenue, NY Series S2A, State Aid Withholding, 4.00%, 7/15/2037	2,045,000	2,010,349
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series C, 4.00%, 2/1/2027	2,000,000	2,042,076
Series C-1, 4.00%, 5/1/2035	1,030,000	1,038,666
Series C-1, 4.00%, 2/1/2039	1,185,000	1,155,916
Series C-1, 4.00%, 5/1/2045	1,000,000	893,270
Series E1, 4.00%, 2/1/2042	1,220,000	1,125,512
Series 1, 5.00%, 11/1/2028	1,065,000	1,145,221
Series A, 5.00%, 5/1/2035	3,935,000	4,338,542
Series A, 5.00%, 5/1/2036	6,625,000	7,229,242
Series A, 5.00%, 5/1/2038	1,000,000	1,073,616
Series A, 5.00%, 5/1/2047	2,120,000	2,161,363
Series A-1, 5.00%, 11/1/2025	6,740,000	6,787,434
Series B-1, 5.00%, 11/1/2027	2,000,000	2,110,017
Series B-1, 5.00%, 8/1/2035	3,000,000	3,233,436
Series C-1, 5.00%, 11/1/2027	2,150,000	2,268,268
Series D-1, 5.00%, 11/1/2028	1,490,000	1,602,234
Series D-1, 5.00%, 11/1/2034	2,000,000	2,191,962
Series E-1, 5.00%, 11/1/2032	1,500,000	1,690,373
Series E-1, 5.00%, 11/1/2040	2,400,000	2,534,179
Series F-1, 5.00%, 11/1/2025	3,000,000	3,021,113
Series D-1, 5.25%, 11/1/2038	1,800,000	1,946,264
New York City Transitional Finance Authority Revenue, NY:
Series G-1, 4.00%, 5/1/2046	2,000,000	1,779,681
Series A-1, 5.00%, 11/1/2036	2,400,000	2,653,754
Series A-1, 5.00%, 11/1/2037	2,000,000	2,187,878
Series B, 5.00%, 5/1/2026	2,250,000	2,291,882
Series C, 5.00%, 5/1/2028	1,000,000	1,065,150
Series C, 5.00%, 5/1/2038	2,400,000	2,586,251
Series D, 5.00%, 5/1/2041	1,000,000	1,058,723
Series D-1, 5.00%, 11/1/2028	4,180,000	4,494,858
Series D-1, 5.00%, 11/1/2036	5,000,000	5,504,620
Series E, 5.00%, 11/1/2041	1,110,000	1,175,183
Series F-1, 5.00%, 2/1/2038	4,460,000	4,841,203
Series G-1, 5.00%, 11/1/2030	2,500,000	2,773,741
Security Description	Principal Amount	Value
Series G-1, 5.00%, 5/1/2039	$2,500,000	$2,681,083
Series H, 5.00%, 11/1/2037	1,750,000	1,921,681
Series C, 5.50%, 5/1/2040	1,250,000	1,376,346
Series C, 5.50%, 5/1/2041	1,035,000	1,122,618
New York Liberty Development Corp. Revenue, NY:
Series 1, 2.75%, 2/15/2044	3,665,000	2,578,850
Series A, 3.00%, 9/15/2043	1,000,000	764,846
Series A, 3.00%, 11/15/2051	1,000,000	671,813
Series 1, 4.00%, 2/15/2043	1,500,000	1,372,606
5.25%, 10/1/2035	2,000,000	2,242,658
New York Power Authority Revenue, NY:
Series A, Assured Guaranty, Inc., 4.00%, 11/15/2040 (c)	3,795,000	3,678,119
Series A, 4.00%, 11/15/2045	2,000,000	1,797,869
Series A, 5.00%, 11/15/2042	1,000,000	1,065,123
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2029	315,000	314,924
Series A, 3.00%, 3/15/2041	710,000	571,141
Series A, 3.25%, 2/15/2040	5,000	5,045
Series A, 4.00%, 3/15/2038	1,500,000	1,474,460
Series A, 4.00%, 7/1/2040	2,400,000	2,340,198
Series A, 4.00%, 3/15/2041	1,515,000	1,435,572
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2028 (c)	4,625,000	4,961,292
Series A, 5.00%, 3/15/2029	1,655,000	1,801,847
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2029 (c)	2,000,000	2,176,555
Series A, 5.00%, 3/15/2031	1,680,000	1,868,763
Series A, 5.00%, 7/1/2032	125,000	127,757
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2032 (c)	3,500,000	3,932,112
Series A, 5.00%, 3/15/2033	2,000,000	2,256,574
Series A, 5.00%, 3/15/2034	5,000,000	5,661,227
Series A, 5.00%, 5/1/2034	1,155,000	1,279,459
Series A, 5.00%, 3/15/2035	1,000,000	1,105,390
Series A, 5.00%, 3/15/2036	1,000,000	1,092,845
Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2036 (c)	2,000,000	2,160,330
Series A, 5.00%, 3/15/2038	5,000,000	5,465,944
Series A, 5.00%, 3/15/2039	1,000,000	1,064,321
Series A, 5.00%, 3/15/2042	1,610,000	1,693,150
Series A, 5.00%, 3/15/2050	2,075,000	2,103,953
Series A, 5.00%, 5/1/2052	2,000,000	1,981,581
Series A, 5.00%, 3/15/2054	2,265,000	2,288,288
Series A-1, 5.00%, 3/15/2029	3,000,000	3,248,593
Series A-1, 5.00%, 3/15/2036	1,500,000	1,649,859
Series B, 5.00%, 3/15/2046	2,000,000	2,047,354
Series D, 5.00%, 2/15/2030	1,000,000	1,098,011
Series E, 5.00%, 3/15/2031	1,730,000	1,924,381

See accompanying notes to financial statements.
80

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series E, 5.00%, 3/15/2032	$1,285,000	$1,440,769
Series E, 5.00%, 3/15/2048	1,995,000	2,009,804
Series A, 5.25%, 3/15/2048	5,000,000	5,192,336
Series A, 5.25%, 7/1/2051	5,000,000	5,181,785
Series A, 5.25%, 7/1/2055	1,000,000	1,033,790
Series A, 5.50%, 7/1/2054	1,000,000	1,053,724
New York State Energy Research & Development Authority Revenue, NY:
Series B, 3.80%, 8/1/2032	1,560,000	1,571,507
Series C, 4.00%, 4/1/2034	2,175,000	2,176,673
New York State Environmental Facilities Corp. Revenue, NY:
Series B, 4.00%, 10/15/2045	1,500,000	1,335,705
Series A, 5.00%, 6/15/2042	1,000,000	1,013,562
Series B, 5.00%, 6/15/2026	5,000,000	5,113,768
New York State Housing Finance Agency Revenue, NY:
Series B-2, VRN, 3.30%, 12/15/2054 (b)	1,415,000	1,408,825
Series B-2, VRN, 3.35%, 12/15/2054 (b)	3,055,000	3,045,036
Series B-2, Housing and Urban Development, 3.60%, 11/1/2064 (b)	2,400,000	2,404,896
New York State Thruway Authority Revenue, NY:
Series A1, 3.00%, 3/15/2048	1,000,000	723,235
Series A1, 3.00%, 3/15/2049	1,000,000	715,500
Series B, 4.00%, 1/1/2045	5,000,000	4,455,826
Series B, Assured Guaranty, Inc., 4.00%, 1/1/2053 (c)	1,500,000	1,282,304
Series N, 4.00%, 1/1/2047	1,575,000	1,387,076
5.00%, 3/15/2041	3,000,000	3,141,660
Series A, 5.00%, 3/15/2029	2,850,000	3,084,051
Series A, 5.00%, 3/15/2039	2,400,000	2,558,085
Series A, 5.00%, 1/1/2041	1,625,000	1,623,473
Series A1, 5.00%, 3/15/2030	5,000	5,497
New York Transportation Development Corp. Revenue, NY Series C, 4.00%, 12/1/2041	2,480,000	2,261,431
Onondaga County Trust for Cultural Resources Revenue, NY 5.00%, 12/1/2045	2,000,000	2,030,844
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2028	2,000,000	2,090,995
Series 240, 5.00%, 7/15/2041	2,000,000	2,111,527
Series 241, 5.00%, 7/15/2040	1,140,000	1,215,152
Series 241, 5.00%, 7/15/2041	1,500,000	1,583,646
Series 243, 5.00%, 12/1/2026	2,000,000	2,067,286
Series 243, 5.00%, 12/1/2033	2,000,000	2,280,972
Series 243, 5.00%, 12/1/2036	1,645,000	1,817,061
Series 244, 5.00%, 7/15/2038	1,310,000	1,434,658
Series 244, 5.00%, 7/15/2045	1,145,000	1,188,888
Security Description	Principal Amount	Value
State of New York Mortgage Agency Homeowner Mortgage Revenue, NY Series 223, 2.65%, 10/1/2034	$1,000,000	$866,214
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2032	1,500,000	1,709,088
Series A, 5.00%, 3/15/2034	4,325,000	4,933,250
Triborough Bridge & Tunnel Authority Revenue, NY:
Series C2, Zero Coupon, 5/15/2033	1,575,000	1,197,683
Series D-2, 4.50%, 5/15/2047	3,000,000	2,931,857
Series A, 5.00%, 11/15/2027	1,500,000	1,583,458
Series A, 5.00%, 3/1/2028	3,000,000	3,168,823
Series A, 5.00%, 11/15/2031	2,675,000	2,998,235
Series A, 5.00%, 12/1/2050	1,050,000	1,065,558
Series A-2, 5.00%, 11/15/2035	2,750,000	3,116,519
Series A-2, 5.00%, 11/15/2038	5,315,000	5,784,831
Series B, 5.00%, 5/15/2027	1,250,000	1,307,056
Series B, 5.00%, 11/15/2028	5,865,000	6,289,730
Series B, 5.00%, 11/15/2030	5,255,000	5,829,957
Series B-2, 5.00%, 3/15/2029	4,000,000	4,327,023
Series B-2, 5.00%, 5/15/2031	1,000,000	1,112,762
Series C, 5.00%, 11/15/2030	1,000,000	1,107,986
Series C, 5.00%, 11/15/2035	1,500,000	1,692,191
Series C, 5.00%, 11/15/2036	1,075,000	1,197,632
Series C, 5.00%, 11/15/2038	3,000,000	3,233,685
Series C, 5.00%, 5/15/2042	1,785,000	1,842,537
Series A, 5.25%, 12/1/2054	1,200,000	1,238,377
Series A, 5.50%, 12/1/2059	1,000,000	1,049,831
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY:
Series A, 5.00%, 5/15/2042	1,225,000	1,273,168
Series A, 5.00%, 5/15/2045	1,820,000	1,863,736
Series A-1, 5.25%, 5/15/2059	2,000,000	2,068,647
Trust for Cultural Resources of The City of New York Revenue, NY Series 1E, 4.00%, 4/1/2030	400,000	406,193
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2033	1,045,000	1,164,226
Series 1, 5.00%, 12/15/2033	2,000,000	2,238,194
Series 1, 5.00%, 12/15/2040	1,570,000	1,707,424
Series 2, 5.00%, 12/15/2038	1,000,000	1,108,351
Series 2, 5.00%, 12/15/2042	1,590,000	1,695,908
Series TE, 5.00%, 12/15/2038	2,000,000	2,185,021
		494,928,243
NORTH CAROLINA — 1.7%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2048	2,000,000	2,056,516

See accompanying notes to financial statements.
81

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
City of Charlotte Storm Water Revenue, NC 4.00%, 12/1/2049	$1,000,000	$911,679
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2034	1,000,000	1,150,148
5.00%, 7/1/2037	1,250,000	1,395,137
5.00%, 7/1/2039	3,500,000	3,832,523
City of Raleigh Combined Enterprise System Revenue, NC 5.00%, 9/1/2031	1,555,000	1,748,492
City of Raleigh Revenue, NC 5.00%, 10/1/2033	2,000,000	2,274,083
County of Cabarrus Revenue, NC Series B, 5.00%, 8/1/2031	1,000,000	1,122,197
County of Durham Revenue, NC Series A, 5.00%, 6/1/2043	1,285,000	1,343,611
County of Guilford, General Obligation, NC:
5.00%, 3/1/2035	2,000,000	2,302,098
5.00%, 3/1/2039	1,000,000	1,100,560
County of Mecklenburg Revenue, NC:
5.00%, 2/1/2038	3,100,000	3,424,385
5.00%, 2/1/2039	1,000,000	1,093,896
County of Mecklenburg, General Obligation, NC:
5.00%, 9/1/2030	2,000,000	2,221,811
Series B, 5.00%, 2/1/2030	1,515,000	1,667,945
Series B, 5.00%, 2/1/2039	3,000,000	3,304,465
County of Wake Revenue, NC:
Series A, 5.00%, 5/1/2037	1,750,000	1,958,196
Series A, 5.00%, 5/1/2041	2,500,000	2,686,287
Series A, 5.00%, 5/1/2044	1,305,000	1,374,136
County of Wake, General Obligation, NC Series A, 5.00%, 2/1/2030	1,500,000	1,651,431
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 11/1/2052	1,425,000	1,187,005
Series B, VRN, 5.00%, 6/1/2055 (b)	2,500,000	2,693,846
North Carolina Turnpike Authority Revenue, NC Series A, 5.00%, 7/1/2047	1,000,000	987,146
State of North Carolina Revenue, NC:
5.00%, 3/1/2028	2,000,000	2,118,777
Series A, 5.00%, 5/1/2028	1,255,000	1,337,077
Series A, 5.00%, 5/1/2029	1,000,000	1,085,240
Series A, 5.00%, 5/1/2039	3,000,000	3,285,687
State of North Carolina, General Obligation, NC Series A, 5.00%, 6/1/2029	1,000,000	1,089,282
Security Description	Principal Amount	Value
Water & Sewer Authority of Cabarrus County Revenue, NC 4.00%, 6/1/2049	$4,000,000	$3,580,645
		55,984,301
NORTH DAKOTA — 0.0% *
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2040	1,000,000	1,076,011
OHIO — 1.7%
American Municipal Power, Inc. Revenue, OH:
Series C, 4.00%, 2/15/2039	1,400,000	1,321,338
Series A, 5.00%, 2/15/2046	1,000,000	1,000,740
Bowling Green State University Revenue, OH Series A, 5.00%, 6/1/2042	1,000,000	998,036
City of Columbus, General Obligation, OH:
Series 1, 5.00%, 2/15/2028	2,500,000	2,656,622
Series A, 5.00%, 8/15/2028	2,500,000	2,683,921
Cuyahoga Community College District, General Obligation, OH 5.00%, 12/1/2037	600,000	606,573
Ohio State University Revenue, OH:
Series B, 5.00%, 12/1/2033	3,750,000	4,229,389
Series C, 5.25%, 12/1/2046	2,500,000	2,625,182
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2046	5,000,000	5,148,356
Ohio Water Development Authority Revenue, OH:
Series A, 5.00%, 12/1/2037	1,750,000	1,869,916
Series A, 5.00%, 12/1/2040	1,000,000	1,066,886
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 3.00%, 12/1/2033	2,415,000	2,296,180
Series A, 5.00%, 12/1/2041	1,805,000	1,928,982
Series B, 5.00%, 12/1/2026	3,000,000	3,100,828
Series D, 5.00%, 12/1/2032	1,510,000	1,714,226
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2053	1,250,000	1,224,419
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2033	1,000,000	1,089,873
Series A, 5.00%, 4/1/2033	1,000,000	1,132,124
State of Ohio, General Obligation, OH:
Series A, 5.00%, 5/1/2042	1,000,000	1,060,976
Series B, 5.00%, 8/1/2026	4,000,000	4,102,881
Series B, 5.00%, 11/1/2034	5,000,000	5,720,387

See accompanying notes to financial statements.
82

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Toledo Lucas County Public Library, General Obligation, OH Series A, 5.00%, 12/1/2047	$4,000,000	$4,097,147
University of Cincinnati Revenue, OH Series A, 5.25%, 6/1/2049	2,000,000	2,073,945
		53,748,927
OKLAHOMA — 0.5%
Creek County Educational Facilities Authority Revenue, OK Build America Mutual Assurance Corp., 4.00%, 9/1/2044 (c)	3,905,000	3,564,065
Oklahoma Capitol Improvement Authority Revenue, OK Series A, 5.00%, 7/1/2030	1,000,000	1,102,312
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	5,000,000	5,025,228
Oklahoma Turnpike Authority Revenue, OK:
Series A, 5.00%, 1/1/2035	3,000,000	3,386,852
Series A, 5.00%, 1/1/2043	1,000,000	1,048,379
Oklahoma Water Resources Board Revenue, OK:
5.00%, 4/1/2049	1,100,000	1,139,746
Series B, 5.25%, 10/1/2044	1,170,000	1,217,850
		16,484,432
OREGON — 1.3%
City of Portland Sewer System Revenue, OR:
Series A, 3.00%, 3/1/2035	770,000	720,159
Series A, 5.00%, 12/1/2037	2,225,000	2,417,212
Series A, 5.00%, 10/1/2039	1,500,000	1,635,797
Series A, 5.00%, 12/1/2040	5,000,000	5,320,738
Clackamas Community College District, General Obligation, OR:
School Bond Guaranty, 5.00%, 6/15/2042	585,000	621,503
School Bond Guaranty, 5.00%, 6/15/2043	1,000,000	1,055,838
School Bond Guaranty, 5.00%, 6/15/2044	1,500,000	1,575,237
School Bond Guaranty, 5.00%, 6/15/2045	1,190,000	1,243,969
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2045	1,000,000	991,944
Security Description	Principal Amount	Value
Oregon City School District No. 62, General Obligation, OR Series B, School Bond Guaranty, 5.00%, 6/15/2049	$1,000,000	$1,026,253
Oregon State Lottery Revenue, OR:
Series A, 5.00%, 4/1/2030	1,000,000	1,100,042
Series A, 5.00%, 4/1/2037	1,140,000	1,274,580
Series A, 5.00%, 4/1/2038	1,000,000	1,105,613
Portland Community College District, General Obligation, OR 5.00%, 6/15/2032	500,000	507,688
Salem-Keizer School District No. 24J, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,995,000	1,024,988
Series A, School Bond Guaranty, Zero Coupon, 6/15/2040	2,850,000	1,360,781
State of Oregon Department of Transportation Revenue, OR:
5.00%, 5/15/2036	2,250,000	2,497,304
Series A, 5.00%, 11/15/2034	2,000,000	2,279,573
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2035	1,500,000	1,718,640
Series A, 5.00%, 5/1/2036	1,000,000	1,131,656
Series A, 5.00%, 5/1/2037	2,000,000	2,241,280
Series A, 5.00%, 5/1/2038	2,000,000	2,215,788
Series A, 5.00%, 5/1/2039	2,625,000	2,833,321
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,955,000	1,040,685
Series A, School Bond Guaranty, Zero Coupon, 6/15/2041	2,500,000	1,171,040
Series A, School Bond Guaranty, Zero Coupon, 6/15/2042	2,000,000	876,892
		40,988,521
PENNSYLVANIA — 3.3%
Allegheny County Hospital Development Authority Revenue, PA Series A, 5.00%, 7/15/2032	1,000,000	1,054,352
Allegheny County Sanitary Authority Revenue, PA:
5.25%, 6/1/2039	1,545,000	1,669,587
5.75%, 6/1/2047	1,695,000	1,804,466

See accompanying notes to financial statements.
83

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Beaver County Industrial Development Authority Revenue, PA Series B, 3.75%, 10/1/2047	$1,000,000	$793,793
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 10/1/2042	1,500,000	1,508,427
Series A, 5.00%, 10/1/2047	1,000,000	990,133
Series C, 5.00%, 6/1/2041	1,315,000	1,363,706
Series B, Assured Guaranty, Inc., 5.50%, 9/1/2053 (c)	1,000,000	1,047,680
City of Philadelphia, General Obligation, PA Series B, 5.00%, 2/1/2036	2,170,000	2,284,647
Commonwealth Financing Authority Revenue, PA 5.00%, 6/1/2035	1,050,000	1,077,754
Commonwealth of Pennsylvania, General Obligation, PA:
Series 2020-1, 2.00%, 5/1/2039	1,475,000	1,059,065
Series 1ST, 4.00%, 5/15/2033	4,955,000	5,096,279
Series 1ST, 4.00%, 8/15/2040	2,000,000	1,937,559
Series BID, 4.00%, 8/15/2044	5,000,000	4,550,203
5.00%, 10/1/2027	3,000,000	3,153,222
5.00%, 10/1/2036	2,010,000	2,188,168
5.00%, 10/1/2040	1,105,000	1,166,626
Series 1ST, 5.00%, 8/15/2036	1,460,000	1,611,888
Series BID, 5.00%, 8/15/2032	1,000,000	1,125,685
Series FIRST, 5.00%, 9/1/2028	2,000,000	2,140,775
County of Montgomery, General Obligation, PA:
5.00%, 7/1/2036	1,805,000	1,969,097
Series A, 5.00%, 10/1/2035	2,500,000	2,728,032
Dauphin County General Authority Revenue, PA Series A, 4.00%, 6/1/2031	2,190,000	2,197,959
Delaware River Joint Toll Bridge Commission Revenue, PA 5.00%, 7/1/2042	3,930,000	3,962,274
Geisinger Authority Revenue, PA Series A, 5.00%, 4/1/2050	1,000,000	988,027
Lehigh County Authority Revenue, PA Build America Mutual Assurance Corp., 5.00%, 12/1/2039 (c)	2,000,000	2,137,505
Pennsylvania Economic Development Financing Authority Revenue, PA 5.00%, 8/1/2049	2,525,000	2,583,381
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series A, 5.00%, 8/15/2030	1,030,000	1,065,870
Series A, 5.00%, 2/15/2035	2,025,000	2,307,622
Security Description	Principal Amount	Value
Series B-1, Assured Guaranty, Inc., 5.00%, 11/1/2051 (c)	$2,245,000	$2,235,076
5.50%, 8/15/2055 (a)	1,000,000	1,052,162
Pennsylvania Housing Finance Agency Revenue, PA:
Series 147, 4.70%, 10/1/2049	1,925,000	1,857,262
Series 149A, 5.20%, 4/1/2053 (a)	1,250,000	1,247,050
Series 149A, 6.50%, 10/1/2055 (a)	2,500,000	2,833,364
Pennsylvania State University Revenue, PA Series A, 5.00%, 9/1/2042	1,000,000	1,008,970
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series A, 5.00%, 12/1/2046	1,630,000	1,649,208
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2034	2,355,000	2,350,399
Series C, 4.00%, 12/1/2040	1,400,000	1,354,468
Series A, 5.00%, 12/1/2030	1,505,000	1,546,030
Series A, 5.00%, 12/1/2041	2,000,000	2,105,105
Series A, 5.00%, 12/1/2042	2,250,000	2,371,264
Series A-1, 5.00%, 12/1/2042	1,000,000	1,010,546
Series B, 5.00%, 12/1/2046	3,035,000	3,091,822
Series C, 5.00%, 12/1/2047	2,550,000	2,617,254
Series FIRST, 5.00%, 12/1/2043	1,800,000	1,836,616
Philadelphia Authority for Industrial Development Revenue, PA:
4.00%, 7/1/2036	1,780,000	1,745,891
Series A, 5.00%, 9/1/2037	1,525,000	1,530,849
Philadelphia Gas Works Co. Revenue, PA:
Series 14TH, 5.00%, 10/1/2030	1,550,000	1,582,097
Series 15TH, 5.00%, 8/1/2036	1,000,000	1,018,859
Series 15TH, 5.00%, 8/1/2042	2,000,000	2,005,639
School District of Philadelphia, General Obligation, PA Series A, State Aid Withholding, 5.50%, 9/1/2048	3,630,000	3,772,877
Southeastern Pennsylvania Transportation Authority Revenue, PA 5.25%, 6/1/2042	1,500,000	1,582,001
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 5.00%, 2/15/2034	5,000,000	5,651,184
		106,619,775

See accompanying notes to financial statements.
84

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp. Revenue, RI 5.00%, 9/1/2036	$1,130,000	$1,232,377
State of Rhode Island, General Obligation, RI:
Series A, 5.00%, 12/1/2034	3,600,000	4,034,751
Series A, 5.00%, 12/1/2035	1,000,000	1,107,054
		6,374,182
SOUTH CAROLINA — 1.0%
City of Charleston Waterworks & Sewer System Revenue, SC:
Series A, 5.00%, 1/1/2042	1,275,000	1,366,157
Series A, 5.00%, 1/1/2045	3,000,000	3,164,673
Lancaster County Public Facilities Corp. Revenue, SC 5.00%, 6/1/2042	1,250,000	1,286,385
Lexington County School District No. 2, General Obligation, SC 3.00%, 3/1/2038	125,000	109,811
Patriots Energy Group Financing Agency Revenue, SC Series B-1, VRN, 5.25%, 2/1/2054 (b)	2,000,000	2,147,156
Richland County School District No. 2, General Obligation, SC:
Series A, 5.00%, 3/1/2036	10,000	10,941
Series A, 5.00%, 3/1/2039	1,580,000	1,690,697
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.25%, 11/1/2047	2,000,000	1,811,437
Series A, 5.00%, 12/1/2046	2,000,000	1,991,474
Series A, 5.00%, 5/1/2048	2,000,000	1,957,062
Series A, 5.50%, 11/1/2054	2,000,000	2,072,074
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2043	5,010,000	4,488,480
Series B, 5.00%, 12/1/2041	1,000,000	1,000,220
Series E, Assured Guaranty, Inc., 5.25%, 12/1/2037 (c)	3,000,000	3,248,979
South Carolina Transportation Infrastructure Bank Revenue, SC Series B, 5.00%, 10/1/2025	5,000,000	5,025,290
		31,370,836
SOUTH DAKOTA — 0.0% *
South Dakota Health & Educational Facilities Authority Revenue, SD Series A, 4.00%, 7/1/2044	1,000,000	891,815
Security Description	Principal Amount	Value
TENNESSEE — 1.4%
Chattanooga Health Educational & Housing Facility Board Revenue, TN 5.25%, 12/1/2054	$2,500,000	$2,505,484
County of Shelby, General Obligation, TN Series B, 4.00%, 4/1/2039	2,000,000	1,968,943
Knox County Health Educational & Housing Facility Board Revenue, TN Series B-1, Build America Mutual Assurance Corp., 5.13%, 7/1/2054 (c)	1,400,000	1,394,842
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series A, 5.00%, 7/1/2046	2,000,000	1,961,356
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Series A, 5.00%, 5/15/2035	1,000,000	1,131,393
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
Series B, 4.00%, 1/1/2027	5,000,000	5,105,261
Series B, 5.00%, 1/1/2035	2,500,000	2,830,346
Series C, 5.00%, 1/1/2040	1,145,000	1,236,530
Metropolitan Nashville Airport Authority Revenue, TN Series A, 5.25%, 7/1/2047	1,500,000	1,550,500
New Memphis Arena Public Building Authority Revenue, TN:
Zero Coupon, 4/1/2032	1,500,000	1,120,169
Zero Coupon, 4/1/2034	3,300,000	2,219,234
Zero Coupon, 4/1/2035	760,000	482,668
Zero Coupon, 4/1/2041	2,015,000	844,274
4.00%, 4/1/2027 (e)	1,325,000	1,285,353
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, Assured Guaranty, Inc., 5.00%, 6/1/2029 (c)	1,000,000	1,060,288
State of Tennessee, General Obligation, TN:
Series A, 5.00%, 5/1/2026	4,000,000	4,076,788
Series A, 5.00%, 5/1/2027	2,000,000	2,087,790
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (b)	4,000,000	4,022,515
Series A, VRN, 5.00%, 10/1/2054 (b)	1,000,000	1,051,661
Series A, VRN, 5.50%, 10/1/2053 (b)	1,000,000	1,049,563

See accompanying notes to financial statements.
85

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Tennessee Energy Acquisition Corp. Revenue, TN:
Series A, 5.00%, 5/1/2052 (b)	$1,680,000	$1,769,862
Series A-1, VRN, 5.00%, 5/1/2053 (b)	1,250,000	1,288,864
Tennessee State School Bond Authority Revenue, TN Series A, 5.00%, 11/1/2035	3,045,000	3,425,141
		45,468,825
TEXAS — 13.1%
Alamo Community College District, General Obligation, TX:
5.00%, 8/15/2026	125,000	128,272
5.00%, 2/15/2027	1,885,000	1,957,179
Aldine Independent School District, General Obligation, TX:
Permanent School Fund, 4.00%, 2/15/2034 (c)	1,350,000	1,351,776
Series B, Permanent School Fund, 4.00%, 2/15/2049 (c)	4,000,000	3,528,240
Aledo Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2043 (c)	2,000,000	2,072,129
Arlington Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2036 (c)	7,975,000	8,847,741
Austin Independent School District, General Obligation, TX:
Permanent School Fund, 1.88%, 8/1/2038 (c)	1,450,000	1,033,405
Permanent School Fund, 5.00%, 8/1/2033 (c)	1,880,000	2,134,009
Permanent School Fund, 5.00%, 8/1/2041 (c)	2,500,000	2,622,324
Barbers Hill Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (c)	2,500,000	2,195,546
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2032	2,000,000	2,207,714
Board of Regents of the University of Texas System Revenue, TX:
Series A, 3.50%, 8/15/2050	1,000,000	800,181
Series A, 4.00%, 7/1/2049	5,000,000	4,335,755
Series A, 5.00%, 8/15/2029	2,125,000	2,315,112
Series A, 5.00%, 8/15/2031	4,000,000	4,479,501
Series A, 5.00%, 8/15/2032	1,000,000	1,130,082
Series A, 5.00%, 7/1/2040	1,770,000	1,889,540
Series A, 5.00%, 8/15/2043	3,800,000	3,973,407
Series B, 5.00%, 7/1/2038	1,160,000	1,263,163
Security Description	Principal Amount	Value
Series E, 5.00%, 8/15/2026	$140,000	$143,642
Series E, 5.00%, 8/15/2027	100,000	104,863
Cedar Hill Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2036 (c)	2,000,000	2,218,869
Permanent School Fund, 5.00%, 2/15/2037 (c)	2,895,000	3,172,367
Celina Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (c)	2,000,000	1,753,886
Central Texas Turnpike System Revenue, TX Series A, American Municipal Bond Assurance Corp., Zero Coupon, 8/15/2029 (c)	2,995,000	2,627,519
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2046	2,000,000	2,047,149
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,490,000	1,569,957
5.00%, 11/15/2029	1,400,000	1,526,830
Series C, 5.00%, 11/15/2045	3,000,000	3,049,781
City of Austin, General Obligation, TX:
5.00%, 9/1/2032	2,370,000	2,667,340
5.00%, 9/1/2033	2,000,000	2,262,302
5.00%, 9/1/2035	1,000,000	1,112,697
City of Celina, General Obligation, TX 4.13%, 9/1/2048	2,220,000	1,971,285
City of Corpus Christi Utility System Revenue, TX Assured Guaranty, Inc., 5.00%, 7/15/2055 (a) (c)	2,000,000	2,001,526
City of Dallas Hotel Occupancy Tax Revenue, TX 4.00%, 8/15/2034	1,750,000	1,731,574
City of Dallas Waterworks & Sewer System Revenue, TX:
Series C, 3.00%, 10/1/2046	5,110,000	3,861,643
4.00%, 10/1/2049	1,370,000	1,204,429
City of Dallas, General Obligation, TX:
5.00%, 2/15/2029	3,300,000	3,549,107
Series B, 5.00%, 2/15/2028	1,590,000	1,681,356
City of El Paso Water & Sewer Revenue, TX Series A, 4.00%, 3/1/2041	1,500,000	1,399,078
City of Garland Electric Utility System Revenue, TX Assured Guaranty, Inc., 5.00%, 3/1/2050 (c)	2,350,000	2,394,093

See accompanying notes to financial statements.
86

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
City of Houston Combined Utility System Revenue, TX:
Series C, 3.00%, 11/15/2047	$1,770,000	$1,290,061
Series A, 5.00%, 11/15/2032	1,270,000	1,429,482
Series A, 5.00%, 11/15/2034	5,000,000	5,645,729
Series B, 5.00%, 11/15/2026	300,000	309,783
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2034	3,000,000	3,325,649
Series A, 5.25%, 3/1/2042	1,750,000	1,837,983
Series A, 5.25%, 3/1/2043	1,850,000	1,934,472
City of New Braunfels Utility System Revenue, TX:
3.00%, 7/1/2045	885,000	664,437
4.75%, 7/1/2056	1,970,000	1,944,750
City of San Antonio Electric & Gas Systems Revenue, TX:
1.75%, 2/1/2049 (b)	545,000	540,341
3.00%, 2/1/2037	2,040,000	1,825,555
5.00%, 2/1/2038	1,915,000	2,025,353
Series A, 5.00%, 2/1/2040	1,385,000	1,469,128
Series B, 5.00%, 2/1/2033	1,000,000	1,122,891
Series B, 5.00%, 2/1/2040	2,000,000	2,121,485
Series C, 5.00%, 2/1/2032	2,500,000	2,791,574
Series C, 5.00%, 2/1/2033	2,000,000	2,245,781
Series C, 5.00%, 2/1/2034	2,000,000	2,251,807
Series C, 5.00%, 2/1/2040	1,000,000	1,060,742
City of San Antonio, General Obligation, TX:
4.00%, 8/1/2036	2,790,000	2,827,186
5.00%, 2/1/2027	5,000,000	5,181,958
Clear Creek Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2036 (c)	3,000,000	3,307,186
Clifton Higher Education Finance Corp. Revenue, TX:
Permanent School Fund, 5.00%, 8/15/2033 (c)	1,465,000	1,606,708
Permanent School Fund, 5.00%, 8/15/2034 (c)	2,500,000	2,721,878
Collin County Community College District, General Obligation, TX Series A, 4.00%, 8/15/2037	1,905,000	1,906,053
Comal Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/15/2039 (c)	2,000,000	1,707,830
Community Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2048 (c)	4,775,000	4,882,087
Conroe Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 3.00%, 2/15/2041 (c)	500,000	402,888
Security Description	Principal Amount	Value
Permanent School Fund, 4.00%, 2/15/2049 (c)	$1,500,000	$1,323,090
Permanent School Fund, 4.00%, 2/15/2050 (c)	1,000,000	875,004
Permanent School Fund, 5.00%, 2/15/2032 (c)	1,000,000	1,117,612
Corpus Christi Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2033 (c)	1,750,000	1,973,432
Permanent School Fund, 5.00%, 8/15/2034 (c)	1,460,000	1,648,508
County of Collin, General Obligation, TX 5.00%, 2/15/2031	1,000,000	1,104,528
County of Ector, General Obligation, TX 5.00%, 2/15/2033	1,000,000	1,111,807
County of Fort Bend Toll Road Revenue, TX Assured Guaranty, Inc., 4.25%, 3/1/2049 (c)	1,000,000	897,959
County of Harris Revenue, TX Series A, 5.00%, 8/15/2026	185,000	189,947
County of Harris Toll Road Revenue, TX:
4.00%, 8/15/2037	1,060,000	1,049,396
Series A, 4.00%, 8/15/2049	1,130,000	993,237
County of Harris, General Obligation, TX 4.00%, 9/15/2049	2,120,000	1,835,526
County of Midland, General Obligation, TX 4.00%, 2/15/2040	2,125,000	2,029,257
County of Travis, General Obligation, TX 5.00%, 3/1/2036	1,500,000	1,660,968
County of Williamson, General Obligation, TX 5.00%, 2/15/2030	1,600,000	1,752,363
Cypress-Fairbanks Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2030 (c)	2,000,000	2,190,245
Permanent School Fund, 5.00%, 2/15/2034 (c)	1,000,000	1,116,065
Permanent School Fund, 5.00%, 2/15/2035 (c)	1,000,000	1,129,469
Series A, Permanent School Fund, 5.00%, 2/15/2036 (c)	2,000,000	2,188,321
Series A, Permanent School Fund, 5.00%, 2/15/2039 (c)	2,000,000	2,131,905
Dallas Area Rapid Transit Revenue, TX Series B, 5.00%, 12/1/2047	1,000,000	1,013,616

See accompanying notes to financial statements.
87

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Dallas College, General Obligation, TX 5.00%, 2/15/2029	$1,235,000	$1,326,903
Dallas Fort Worth International Airport Revenue, TX:
Series 2024, 5.00%, 11/1/2044	1,500,000	1,548,136
Series 2024, 5.25%, 11/1/2048	1,000,000	1,041,546
Dallas Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2027 (c)	1,000,000	1,038,778
Permanent School Fund, 5.00%, 2/15/2038 (c)	3,975,000	4,255,166
Permanent School Fund, 5.00%, 2/15/2039 (c)	2,000,000	2,135,971
Series B, Permanent School Fund, 5.00%, 2/15/2044 (c)	1,000,000	1,037,641
Series C, Permanent School Fund, 5.00%, 2/15/2034 (c)	1,940,000	2,196,864
Del Valle Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 6/15/2036 (c)	2,665,000	2,866,464
Denton Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2034 (c)	3,500,000	3,890,014
Permanent School Fund, 5.00%, 8/15/2035 (c)	1,750,000	1,927,163
Dickinson Independent School District, General Obligation, TX Permanent School Fund, 2.00%, 2/15/2046 (c)	1,000,000	584,454
Dripping Springs Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2032 (c)	4,500,000	5,034,982
Forney Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 8/15/2035 (c)	2,750,000	2,967,026
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 8/1/2054 (b) (c)	3,335,000	3,396,751
Fort Worth Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (c)	1,070,000	1,154,899
Series A, Permanent School Fund, 5.00%, 2/15/2029 (c)	2,400,000	2,590,428
Security Description	Principal Amount	Value
Frisco Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2038 (c)	$1,360,000	$1,475,649
Galena Park Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 8/15/2049 (c)	1,000,000	744,170
Garland Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2039 (c)	2,075,000	2,218,887
Series A, Permanent School Fund, 5.00%, 2/15/2040 (c)	1,000,000	1,058,527
Series A, Permanent School Fund, 5.00%, 2/15/2041 (c)	1,000,000	1,051,821
Georgetown Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2035 (c)	545,000	610,272
Goose Creek Consolidated Independent School District, General Obligation, TX Permanent School Fund, 2.13%, 2/15/2045 (c)	1,000,000	614,350
Grand Parkway Transportation Corp. Revenue, TX:
5.00%, 10/1/2052 (b)	2,000,000	2,094,406
Series A, 5.00%, 10/1/2034	1,500,000	1,558,150
Greater Texoma Utility Authority Revenue, TX:
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2036 (c)	1,015,000	1,080,888
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2049 (c)	1,780,000	1,790,161
Harris County Cultural Education Facilities Finance Corp. Revenue, TX:
5.00%, 10/1/2028	1,105,000	1,109,470
5.00%, 11/15/2033	1,835,000	1,884,951
Harris County Flood Control District, General Obligation, TX:
Series A, 5.00%, 10/1/2026	1,375,000	1,412,282
Series A, 5.00%, 9/15/2040	3,335,000	3,582,275
Hays Consolidated Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (c)	1,400,000	1,511,083
Permanent School Fund, 5.00%, 2/15/2048 (c)	6,950,000	7,100,268

See accompanying notes to financial statements.
88

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Houston Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2034 (c)	$2,000,000	$2,280,965
Series A, Permanent School Fund, 5.00%, 2/15/2036 (c)	1,620,000	1,830,142
Series B, Permanent School Fund, 5.00%, 2/15/2027 (c)	2,100,000	2,181,433
Hurst-Euless-Bedford Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2032 (c)	3,500,000	3,932,480
Series A, 5.00%, 8/15/2028	140,000	146,259
Irving Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2040 (c)	1,000,000	1,052,689
Permanent School Fund, 5.00%, 2/15/2042 (c)	1,500,000	1,557,700
Judson Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/1/2049 (c)	3,000,000	2,631,405
Katy Independent School District, General Obligation, TX:
Permanent School Fund, 4.00%, 2/15/2045 (c)	1,520,000	1,405,776
Permanent School Fund, 5.00%, 2/15/2028 (c)	3,125,000	3,300,299
Permanent School Fund, 5.00%, 2/15/2033 (c)	2,000,000	2,253,415
Lamar Consolidated Independent School District, General Obligation, TX:
5.00%, 2/15/2035	1,065,000	1,171,744
5.00%, 2/15/2037	1,000,000	1,080,623
Series A, Permanent School Fund, 5.00%, 2/15/2036 (c)	2,750,000	3,033,731
Series A, Permanent School Fund, 5.00%, 2/15/2037 (c)	1,000,000	1,092,720
Leander Independent School District, General Obligation, TX:
Series A, Permanent School Fund, Zero Coupon, 8/16/2044 (c)	25,000	11,722
Series A, Permanent School Fund, 5.00%, 8/15/2055 (c)	2,000,000	2,038,067
Lewisville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2032 (c)	2,750,000	3,082,329
Security Description	Principal Amount	Value
Liberty Hill Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/1/2039 (c)	$2,425,000	$2,016,573
Longview Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (c)	2,000,000	1,753,886
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2035	2,050,000	2,127,048
5.00%, 5/15/2046	3,915,000	3,880,598
Series B, VRN, 5.00%, 5/15/2045 (b)	2,395,000	2,578,628
Matagorda County Navigation District No. 1 Revenue, TX Series A, 2.60%, 11/1/2029	1,000,000	953,049
Melissa Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/1/2049 (c)	1,340,000	1,175,361
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	300,000	308,453
Midland Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2041 (c)	1,255,000	1,200,841
Montgomery Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2032 (c)	1,445,000	1,616,789
North Texas Municipal Water District Water System Revenue, TX:
Series A, 3.00%, 9/1/2032	5,085,000	4,826,298
5.00%, 9/1/2055 (a)	1,500,000	1,527,403
North Texas Tollway Authority Revenue, TX:
Series A, 4.00%, 1/1/2039	1,800,000	1,747,267
Series A, 5.00%, 1/1/2027	5,100,000	5,282,468
Series A, 5.00%, 1/1/2033	335,000	373,380
Series A, 5.00%, 1/1/2034	1,775,000	1,975,888
Series A, 5.00%, 1/1/2039	1,500,000	1,504,787
Series A, 5.00%, 1/1/2041	1,000,000	1,048,375
Northside Independent School District, General Obligation, TX Series B, Permanent School Fund, 3.00%, 8/1/2053 (b) (c)	2,500,000	2,488,660
Northwest Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2035 (c)	2,500,000	2,768,952
Permanent School Fund, 5.25%, 2/15/2055 (a) (c)	1,595,000	1,659,374

See accompanying notes to financial statements.
89

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Pasadena Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2048 (c)	$1,000,000	$1,021,309
Plano Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2030 (c)	3,500,000	3,836,112
Permanent School Fund, 5.00%, 2/15/2033 (c)	2,500,000	2,825,819
Port Authority of Houston of Harris County Texas Revenue, TX:
4.00%, 10/1/2046	3,000,000	2,669,951
5.00%, 10/1/2029	1,775,000	1,917,378
5.00%, 10/1/2030	1,000,000	1,093,692
Red River Education Finance Corp. Revenue, TX 5.00%, 3/15/2035	1,975,000	2,233,333
Rockwall Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2047 (c)	1,450,000	1,463,033
Round Rock Independent School District, General Obligation, TX:
5.00%, 8/1/2026	150,000	153,755
Series B, Permanent School Fund, 5.00%, 8/1/2035 (c)	3,000,000	3,401,722
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	5,715,000	5,583,934
San Antonio Water System Revenue, TX:
Series A, 5.00%, 5/15/2035	1,760,000	1,995,738
Series A, 5.00%, 5/15/2036	1,075,000	1,206,835
Series B, 5.00%, 5/15/2037	1,750,000	1,945,479
Southwest Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/1/2039 (c)	1,000,000	832,685
State of Texas, General Obligation, TX:
5.00%, 10/1/2032	2,000,000	2,254,772
Series B, 5.00%, 10/1/2036	1,000,000	1,001,348
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
Series A, 5.00%, 11/15/2028	1,000,000	1,015,848
Series A, 5.00%, 7/1/2032	2,100,000	2,269,255
Tarrant County Hospital District, General Obligation, TX:
4.00%, 8/15/2043	2,850,000	2,611,780
5.25%, 8/15/2048	2,000,000	2,044,425
Security Description	Principal Amount	Value
Tarrant Regional Water District Revenue, TX Series A, 2.00%, 9/1/2044	$750,000	$451,701
Tarrant Regional Water District Water Supply System Revenue, TX 5.00%, 3/1/2034	1,000,000	1,129,414
Texas A&M University Revenue, TX Series A, 5.00%, 5/15/2039	1,625,000	1,760,443
Texas Department of Transportation State Highway Fund Revenue, TX Series A, 5.00%, 10/1/2026	275,000	283,119
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX 5.00%, 12/15/2030	1,000,000	1,057,359
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (b)	1,265,000	1,343,666
Texas Municipal Gas Acquisition & Supply Corp. V Revenue, TX VRN, 5.00%, 1/1/2055 (b)	1,500,000	1,594,425
Texas State University System Revenue, TX:
4.00%, 3/15/2049	1,500,000	1,310,382
5.00%, 3/15/2032	2,175,000	2,431,943
Series A, 5.00%, 3/15/2029	140,000	144,870
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2033	5,000,000	5,631,875
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2037	5,025,000	4,425,910
3.00%, 8/1/2040	3,000,000	2,471,245
Series A, 4.70%, 10/15/2041	1,430,000	1,458,446
5.00%, 4/15/2026	135,000	137,413
5.00%, 10/15/2030	1,390,000	1,541,703
5.00%, 8/1/2031	1,520,000	1,670,281
5.00%, 10/15/2032	2,435,000	2,752,754
5.00%, 10/15/2034	2,175,000	2,420,166
Series A, 5.00%, 10/15/2028	2,500,000	2,687,468
Series A, 5.00%, 10/15/2029	2,500,000	2,734,651
Series A, 5.00%, 10/15/2030	3,000,000	3,327,416
Tomball Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2033 (c)	1,000,000	1,121,662
Trinity River Authority Central Regional Wastewater System Revenue, TX:
5.00%, 8/1/2025	335,000	335,527
5.00%, 8/1/2042	2,010,000	2,115,359

See accompanying notes to financial statements.
90

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	$500,000	$414,324
Series A, 3.00%, 2/15/2041	500,000	394,512
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2030	1,150,000	1,253,689
Via Metropolitan Transit Revenue, TX 5.00%, 7/15/2025	180,000	180,130
		420,777,830
U. S. VIRGIN ISLANDS — 0.1%
Virgin Islands Public Finance Authority Revenue, VI 5.00%, 9/1/2033 (d)	3,000,000	3,008,853
UTAH — 0.8%
City of Salt Lake City Public Utilities Revenue, UT 5.00%, 2/1/2045	780,000	819,897
Downtown Revitalization Public Infrastructure District Revenue, UT Series A, Assured Guaranty, Inc., 5.50%, 6/1/2055 (c)	3,000,000	3,147,104
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	1,010,000	1,048,686
Series A, 5.00%, 7/1/2033	2,380,000	2,565,419
Series A, 5.00%, 7/1/2034	1,135,000	1,229,015
Series A, 5.25%, 7/1/2045	2,000,000	2,051,594
Jordan Valley Water Conservancy District Revenue, UT Series A, 5.00%, 10/1/2049	3,835,000	3,939,618
University of Utah Revenue, UT Series A, 4.00%, 8/1/2043	1,300,000	1,185,190
Utah Housing Corp. Revenue, UT Series E, 6.75%, 7/1/2055 (a)	1,000,000	1,141,020
Utah Municipal Power Agency Revenue, UT Series B, 5.00%, 7/1/2038	2,900,000	2,925,064
Utah Telecommunication Open Infrastructure Agency Revenue, UT 5.25%, 6/1/2037	1,010,000	1,097,996
Utah Transit Authority Revenue, UT:
5.00%, 6/15/2038	3,000,000	3,287,691
5.00%, 6/15/2039	1,000,000	1,084,578
5.00%, 12/15/2042	1,300,000	1,367,524
		26,890,396
VERMONT — 0.1%
City of Burlington, General Obligation, VT Series A, 5.00%, 11/1/2043	2,000,000	2,097,311
Security Description	Principal Amount	Value
VIRGINIA — 1.6%
City of Alexandria, General Obligation, VA:
State Aid Withholding, 4.00%, 12/15/2048	$2,000,000	$1,797,849
State Aid Withholding, 5.00%, 12/15/2040	2,700,000	2,933,337
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	1,625,000	1,699,423
County of Arlington, General Obligation, VA Series A, State Aid Withholding, 4.00%, 8/1/2038	3,190,000	3,196,484
County of Fairfax, General Obligation, VA:
Series A, State Aid Withholding, 4.00%, 10/1/2026	3,000,000	3,049,001
Series A, State Aid Withholding, 4.00%, 10/1/2037	2,500,000	2,510,631
Hampton Roads Sanitation District Revenue, VA Series B, 5.00%, 7/1/2045	1,000,000	1,041,827
Loudoun County Economic Development Authority Revenue, VA:
Series A, 2.00%, 12/1/2038	2,000,000	1,443,506
Series A, 4.00%, 12/1/2031	2,450,000	2,530,536
Norfolk Economic Development Authority Revenue, VA Series B, VRN, 5.00%, 11/1/2048 (b)	2,210,000	2,343,145
Virginia College Building Authority Revenue, VA:
Series A, 4.00%, 2/1/2038	1,895,000	1,895,365
Series A, 4.00%, 2/1/2044	2,000,000	1,815,758
Series A, 5.00%, 2/1/2031	1,425,000	1,585,908
Series A, 5.00%, 2/1/2037	1,660,000	1,819,516
Series A, 5.00%, 2/1/2038	2,165,000	2,352,461
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 5/15/2033	2,000,000	2,273,498
Virginia Commonwealth University Revenue, VA Series A, 5.00%, 11/1/2033	3,000,000	3,262,729
Virginia Public Building Authority Revenue, VA:
Series A, 4.00%, 8/1/2040	5,000	5,250
Series A, 5.00%, 8/1/2026	1,650,000	1,692,081
Series A, 5.00%, 8/1/2027	1,280,000	1,342,671
Series A, 5.00%, 8/1/2036	3,030,000	3,382,585
Series A, 5.00%, 8/1/2045	3,750,000	3,927,396
Series A-1, 5.00%, 8/1/2026	1,185,000	1,215,222
Series A-1, 5.00%, 8/1/2027	1,375,000	1,442,322

See accompanying notes to financial statements.
91

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Virginia Public School Authority Revenue, VA State Aid Withholding, 5.00%, 8/1/2025	$175,000	$175,289
		50,733,790
WASHINGTON — 2.9%
Central Puget Sound Regional Transit Authority Revenue, WA:
Series S-1, 4.00%, 11/1/2041	2,665,000	2,546,535
Series S-1, 4.00%, 11/1/2046	1,080,000	961,415
Series S-1, 5.00%, 11/1/2027	2,130,000	2,247,545
City of Seattle Municipal Light & Power Revenue, WA:
Series A, 4.00%, 7/1/2047	1,320,000	1,172,480
5.00%, 7/1/2027	1,495,000	1,564,123
City of Seattle Water System Revenue, WA 5.00%, 8/1/2030	1,000,000	1,106,973
Clark County School District No. 114 Evergreen, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2038	1,000,000	982,777
County of King Sewer Revenue, WA Series B, 0.88%, 1/1/2042 (b)	1,830,000	1,799,312
County of King, General Obligation, WA Series A, 5.00%, 7/1/2028	2,000,000	2,137,918
Energy Northwest Revenue, WA:
Series A, 5.00%, 7/1/2025	385,000	385,000
Series A, 5.00%, 7/1/2030	1,000,000	1,103,181
Series A, 5.00%, 7/1/2039	3,130,000	3,343,000
Series A, 5.00%, 7/1/2040	8,960,000	9,403,313
King & Snohomish Counties School District No. 417 Northshore, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2032	1,000,000	1,056,793
King County School District No. 401 Highline, General Obligation, WA:
School Bond Guaranty, 5.00%, 12/1/2040	3,000,000	3,190,740
School Bond Guaranty, 5.00%, 12/1/2041	4,000,000	4,209,733
School Bond Guaranty, 5.00%, 12/1/2043	1,000,000	1,051,522
King County School District No. 403 Renton, General Obligation, WA:
School Bond Guaranty, 5.00%, 12/1/2036	1,650,000	1,807,609
School Bond Guaranty, 5.00%, 12/1/2038	1,405,000	1,511,832
Security Description	Principal Amount	Value
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	$300,000	$307,271
Kitsap County School District No. 100-C Bremerton, General Obligation, WA Series C, School Bond Guaranty, 5.00%, 12/1/2043	750,000	785,448
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2034	1,045,000	1,066,266
Pierce County School District No. 320 Sumner, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2042	1,000,000	1,054,721
Pierce County School District No. 403 Bethel, General Obligation, WA:
School Bond Guaranty, 5.00%, 12/1/2042	2,585,000	2,728,453
School Bond Guaranty, 5.00%, 12/1/2043	1,000,000	1,049,526
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,084,830
State of Washington, General Obligation, WA:
5.00%, 6/1/2030	1,240,000	1,368,665
Series 2024-A, 5.00%, 8/1/2029	3,000,000	3,267,062
Series A, 5.00%, 8/1/2027	110,000	115,363
Series A, 5.00%, 8/1/2040	1,595,000	1,657,424
Series A-1, 5.00%, 8/1/2033	2,155,000	2,412,265
Series A-3, 5.00%, 8/1/2044	5,000,000	5,159,826
Series C, 5.00%, 2/1/2046	1,000,000	1,035,812
Series D, 5.00%, 6/1/2040	2,415,000	2,609,448
Series F, 5.00%, 6/1/2039	3,225,000	3,407,508
Series F, 5.00%, 6/1/2044	3,190,000	3,275,700
Series R-2023A, 5.00%, 8/1/2030	1,050,000	1,161,271
Series R-2023A, 5.00%, 8/1/2036	1,500,000	1,652,354
Series R-2024A, 5.00%, 2/1/2028	6,000,000	6,358,358
Series R-2024C, 5.00%, 8/1/2038	1,120,000	1,220,977
Series R-2025C, 5.00%, 7/1/2028	2,300,000	2,457,919
University of Washington Revenue, WA Series A, 5.00%, 4/1/2037	2,000,000	2,205,522

See accompanying notes to financial statements.
92

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Washington Health Care Facilities Authority Revenue, WA Series A, 5.00%, 10/1/2045	$1,305,000	$1,304,922
Washington State Housing Finance Commission Revenue, WA Series A, Build America Mutual Assurance Corp., 5.25%, 7/1/2055 (c) (d)	2,500,000	2,495,985
		92,824,697
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV Series A, 5.00%, 6/1/2026	130,000	132,706
West Virginia Hospital Finance Authority Revenue, WV Series A, 5.50%, 6/1/2050 (a)	2,000,000	2,075,810
		2,208,516
WISCONSIN — 1.2%
City of Madison, General Obligation, WI Series A, 4.00%, 10/1/2032	5,925,000	6,154,958
Public Finance Authority Revenue, WI Series 1, VRN, 4.00%, 8/1/2059 (b)	933,000	934,157
Racine Unified School District, General Obligation, WI:
Assured Guaranty, Inc., 4.00%, 4/1/2045 (c)	3,250,000	2,973,706
Build America Mutual Assurance Corp., 5.00%, 4/1/2039 (c)	1,015,000	1,070,870
State of Wisconsin, General Obligation, WI:
Series A, 4.00%, 5/1/2038	1,300,000	1,289,078
Series A, 4.00%, 5/1/2040	2,000,000	1,946,651
5.00%, 11/1/2028	205,000	213,592
Series 1, 5.00%, 5/1/2032	1,110,000	1,255,984
Series 2, 5.00%, 5/1/2038	1,000,000	1,081,108
Series 4, 5.00%, 5/1/2036	6,000,000	6,569,262
Series B, 5.00%, 5/1/2026	5,900,000	6,014,736
Series B, 5.00%, 5/1/2028	1,000,000	1,067,030
Wisconsin Department of Transportation Revenue, WI Series 2, 5.00%, 7/1/2032	1,650,000	1,868,910
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.30%, 8/15/2028	2,500,000	2,476,782
Security Description	Principal Amount	Value
4.00%, 8/15/2041	$1,000,000	$932,793
Series A, 4.00%, 8/15/2035	1,440,000	1,410,567
		37,260,184
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,163,666,346)		3,126,032,339
	Shares
SHORT-TERM INVESTMENT — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g) (Cost $76,630,333)	76,630,333	76,630,333
TOTAL INVESTMENTS — 99.4% (Cost $3,240,296,679)		3,202,662,672
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		18,494,146
NET ASSETS — 100.0%		$3,221,156,818
(a)	When-issued security.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	5.4%
Assured Guaranty, Inc.	2.1%
Build America Mutual Assurance Corp.	1.5%
American Municipal Bond Assurance Corp.	0.1%
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
VRN	Variable Rate Note

See accompanying notes to financial statements.
93

SPDR NUVEEN ICE MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,126,032,339	$—	$3,126,032,339
Short-Term Investment	76,630,333	—	—	76,630,333
TOTAL INVESTMENTS	$76,630,333	$3,126,032,339	$—	$3,202,662,672

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,308,625	$18,308,625	$1,449,232,463	$1,390,910,755	$—	$—	76,630,333	$76,630,333	$2,163,498
See accompanying notes to financial statements.
94

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.5%
ALABAMA — 1.7%
Alabama Federal Aid Highway Finance Authority Revenue, AL Series B, 5.00%, 9/1/2029	$12,500,000	$13,616,275
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2028	2,145,000	2,305,780
Auburn University Revenue, AL:
Series B, 5.00%, 6/1/2028	2,450,000	2,603,489
Series B, 5.00%, 6/1/2029	2,000,000	2,161,472
Series B, 5.00%, 6/1/2030	2,000,000	2,192,527
Black Belt Energy Gas District Revenue, AL:
Series B, 4.00%, 10/1/2052 (a)	6,000,000	6,015,132
Series B-1, VRN, 4.00%, 4/1/2053 (a)	2,000,000	2,006,904
Series C-1, VRN, 4.00%, 10/1/2052 (a)	6,000,000	6,015,131
Series C-1, VRN, 5.25%, 2/1/2053 (a)	5,000,000	5,258,065
Series D-1, VRN, 5.50%, 6/1/2049 (a)	5,510,000	5,811,684
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, VRN, 4.00%, 11/1/2051 (a)	2,500,000	2,507,577
Series B-1, VRN, 5.00%, 5/1/2053 (a)	4,000,000	4,137,566
Series A-1, VRN, 5.50%, 1/1/2053 (a)	2,625,000	2,801,118
		57,432,720
ALASKA — 0.3%
Alaska Housing Finance Corp. Revenue, AK Series A, 5.00%, 6/1/2027 (b)	1,500,000	1,561,135
Borough of North Slope, General Obligation, AK:
Series A, 5.00%, 6/30/2027	1,550,000	1,621,570
Series A, 5.00%, 6/30/2028	2,885,000	3,077,763
Series A, 5.00%, 6/30/2029	1,690,000	1,832,526
State of Alaska, General Obligation, AK Series A, 5.00%, 8/1/2029	1,220,000	1,324,667
		9,417,661
ARIZONA — 1.2%
Arizona Board of Regents Revenue, AZ Series B, 5.00%, 7/1/2028	3,750,000	3,995,649
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2028	6,200,000	6,627,545
Security Description	Principal Amount	Value
City of Chandler, General Obligation, AZ 5.00%, 7/1/2029	$2,850,000	$3,105,158
City of Phoenix Civic Improvement Corp. Revenue, AZ 5.00%, 7/1/2028	1,250,000	1,336,199
Gilbert Water Resource Municipal Property Corp. Revenue, AZ 5.00%, 7/15/2026	4,750,000	4,859,060
Maricopa County High School District No. 214 Tolleson Union High School, General Obligation, AZ 5.00%, 7/1/2028	2,000,000	2,137,918
Maricopa County Pollution Control Corp. Revenue, AZ Series A, VRN, 3.88%, 1/1/2038 (a)	1,335,000	1,352,630
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	3,750,000	3,927,124
Maricopa County Union High School District No. 210-Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2028	3,200,000	3,418,758
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2029	3,275,000	3,531,026
Series B, 5.00%, 1/1/2029	4,000,000	4,312,703
Series B, 5.00%, 1/1/2030	2,340,000	2,567,502
		41,171,272
ARKANSAS — 0.0% *
Arkansas Development Finance Authority Revenue, AR 5.00%, 6/1/2028	1,250,000	1,335,045
CALIFORNIA — 18.7%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2027	4,500,000	4,774,669
Series A, 5.00%, 12/1/2028	3,000,000	3,251,581
Bay Area Toll Authority Revenue, CA:
Series A, 2.63%, 4/1/2045 (a)	425,000	422,752
Series F-1, 5.00%, 4/1/2027	9,000,000	9,383,714
Series F-1, 5.00%, 4/1/2028	1,120,000	1,197,739
Series F-1, 5.00%, 4/1/2030	4,365,000	4,857,709
Series S-11, 5.00%, 4/1/2027	6,000,000	6,255,809
California Community Choice Financing Authority Revenue, CA:
Series A-1, VRN, 4.00%, 5/1/2053 (a)	11,550,000	11,649,541

See accompanying notes to financial statements.
95

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A-1, VRN, 5.00%, 12/1/2053 (a)	$2,845,000	$2,971,634
Series B-1, 5.00%, 7/1/2053 (a)	5,000,000	5,218,493
Series G, VRN, 5.25%, 11/1/2054 (a)	4,500,000	4,769,062
Series D, 5.50%, 5/1/2054 (a)	4,000,000	4,209,369
California Health Facilities Financing Authority Revenue, CA Series C, VRN, 5.00%, 10/1/2050 (a) (b)	6,000,000	6,421,789
California Housing Finance Agency Revenue, CA Series P, VRN, 3.25%, 6/1/2055 (a)	1,250,000	1,252,809
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (a)	5,755,000	5,759,429
5.00%, 10/1/2028	7,595,000	8,228,091
California Municipal Finance Authority Revenue, CA Series A-1, 3.15%, 8/1/2059 (a) (b)	1,000,000	999,962
California State Public Works Board Revenue, CA:
Series A, 5.00%, 8/1/2028	3,000,000	3,216,922
Series B, 5.00%, 12/1/2027	12,000,000	12,692,056
Series C, 5.00%, 9/1/2026	2,100,000	2,156,381
Series C, 5.00%, 11/1/2026	5,000,000	5,154,037
Series C, 5.00%, 9/1/2028	7,350,000	7,893,972
Series C, 5.00%, 11/1/2028	2,500,000	2,693,509
California Statewide Communities Development Authority Revenue, CA Series 2004-MR, VRN, 5.00%, 4/1/2038 (a)	1,500,000	1,630,106
Cerritos Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	6,000,000	6,171,687
City & County of San Francisco, Certificate Participation, CA:
Series R1, 5.00%, 4/1/2026	1,680,000	1,709,798
Series R1, 5.00%, 4/1/2027	1,010,000	1,054,477
City & County of San Francisco, General Obligation, CA Series R1, 5.00%, 6/15/2026	12,375,000	12,677,493
City of Long Beach Harbor Revenue, CA:
Series A, 5.00%, 5/15/2027	1,000,000	1,050,362
Series A, 5.00%, 5/15/2029	1,125,000	1,230,347
City of Los Angeles Department of Airports Revenue, CA:
Series C, 5.00%, 5/15/2029	2,000,000	2,191,938
Security Description	Principal Amount	Value
Series D, 5.00%, 5/15/2029	$4,500,000	$4,931,861
Series D, 5.00%, 5/15/2030	1,500,000	1,669,734
City of Los Angeles Solid Waste Resources Revenue, CA:
Series A, 5.00%, 2/1/2027	1,475,000	1,530,542
Series A, 5.00%, 2/1/2028	1,780,000	1,898,379
City of Riverside Electric Revenue, CA Series A, 5.00%, 10/1/2028	2,000,000	2,157,736
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 5.00%, 11/1/2029	7,440,000	8,180,548
Series A, 5.00%, 11/1/2030	6,665,000	7,454,390
Series C, 5.00%, 11/1/2028	1,000,000	1,079,644
Desert Sands Unified School District, General Obligation, CA 5.00%, 8/1/2028	4,185,000	4,505,323
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	11,000,000	11,033,605
East Side Union High School District, General Obligation, CA:
Series A, Assured Guaranty Inc., 5.00%, 8/1/2026 (c)	1,700,000	1,745,692
Series A, Assured Guaranty Inc., 5.00%, 8/1/2028 (c)	3,880,000	4,173,384
Los Angeles Community College District, General Obligation, CA:
5.00%, 8/1/2026	5,020,000	5,157,647
Series A-1, 5.00%, 8/1/2027	10,000,000	10,535,979
Series C, 5.00%, 8/1/2026	3,000,000	3,082,259
Series C-1, 5.00%, 8/1/2026	3,000,000	3,082,259
Series D, 5.00%, 8/1/2028	8,250,000	8,891,664
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2026	6,000,000	6,135,715
Series A, 5.00%, 6/1/2028	2,145,000	2,304,080
Series A, 5.00%, 6/1/2029	1,710,000	1,874,398
Los Angeles County Public Works Financing Authority Revenue, CA:
Series H, 5.00%, 12/1/2026	2,500,000	2,586,034
Series H, 5.00%, 12/1/2028	3,000,000	3,233,955
Series H, 5.00%, 12/1/2029	1,200,000	1,315,547
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2027	3,720,000	3,851,990
Series A, 5.00%, 7/1/2028	10,000,000	10,512,899
Series C, 5.00%, 7/1/2027	1,080,000	1,118,320
Series E, 5.00%, 7/1/2027	1,875,000	1,941,527
Series E, 5.00%, 7/1/2028	1,500,000	1,576,935

See accompanying notes to financial statements.
96

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2026	$2,395,000	$2,434,366
Series B, 5.00%, 7/1/2027	1,500,000	1,554,402
Series B, 5.00%, 7/1/2028	2,800,000	2,947,712
Series B, 5.00%, 7/1/2029	1,050,000	1,121,039
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2028	7,000,000	7,493,655
Series A, 5.00%, 7/1/2025	2,500,000	2,500,000
Series A, 5.00%, 7/1/2026	8,350,000	8,564,478
Series A, 5.00%, 7/1/2029	2,500,000	2,727,031
Series C, 5.00%, 7/1/2027	3,075,000	3,223,115
Series QRR, 5.00%, 7/1/2027	4,000,000	4,192,670
Series QRR, 5.00%, 7/1/2028	4,790,000	5,127,801
Series QRR, 5.00%, 7/1/2029	7,385,000	8,055,649
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2027	6,735,000	6,785,572
Series B, 3.00%, 7/1/2029	1,030,000	1,038,233
Series A, 5.00%, 10/1/2027	1,250,000	1,323,410
Series B-2, 5.00%, 7/1/2037 (a)	4,000,000	4,222,069
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2026	1,400,000	1,423,696
Series A, 5.00%, 5/1/2027	1,550,000	1,611,150
Series A, 5.00%, 5/1/2029	1,625,000	1,760,832
Northern California Sanitation Agencies Financing Authority Revenue, CA:
Series A, 5.00%, 12/1/2026	2,000,000	2,070,244
Series A, 5.00%, 12/1/2027	1,500,000	1,590,016
Orange County Local Transportation Authority Sales Tax Revenue, CA 5.00%, 2/15/2029	2,500,000	2,729,190
Peralta Community College District, General Obligation, CA:
5.00%, 8/1/2029	2,000,000	2,181,464
5.00%, 8/1/2030	2,425,000	2,688,333
Rancho Cucamonga Redevelopment Successor Agency, Special Obligation, CA 5.00%, 9/1/2029	2,250,000	2,459,178
Riverside Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	1,000,000	1,026,986
Sacramento Municipal Utility District Revenue, CA Series O, 5.00%, 9/15/2029	2,000,000	2,200,928
Security Description	Principal Amount	Value
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2028	$8,285,000	$8,970,194
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2028	4,125,000	4,417,887
San Diego Unified School District, General Obligation, CA:
Series G, 5.00%, 7/1/2028	8,000,000	8,600,166
Series R-7A, 5.00%, 7/1/2028	2,500,000	2,687,552
Series R-8B, 5.00%, 7/1/2029	4,500,000	4,939,175
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Series A, 5.00%, 10/1/2027	7,000,000	7,387,776
San Juan Unified School District, General Obligation, CA 5.00%, 8/1/2028	4,000,000	4,304,928
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,250,000	1,317,782
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 7/1/2029	5,000,000	5,336,346
State of California Department of Water Resources Revenue, CA:
Series BG, 5.00%, 12/1/2028	5,000,000	5,427,075
Series BG, 5.00%, 12/1/2029	5,000,000	5,533,678
State of California, General Obligation, CA:
3.88%, 8/1/2026	5,000,000	5,061,064
4.00%, 9/1/2026	8,800,000	8,950,132
4.00%, 10/1/2026	4,000,000	4,071,892
4.00%, 3/1/2027	8,995,000	9,211,752
5.00%, 8/1/2026	5,000,000	5,132,046
5.00%, 9/1/2026	16,150,000	16,609,968
5.00%, 10/1/2027	23,090,000	24,339,589
5.00%, 11/1/2027	3,500,000	3,696,053
5.00%, 4/1/2028	7,000,000	7,453,632
5.00%, 9/1/2028	41,000,000	44,021,458
5.00%, 3/1/2029	17,000,000	18,422,526
5.00%, 8/1/2029	5,000,000	5,458,249
5.00%, 3/1/2030	1,750,000	1,927,897
Series A, 5.00%, 11/1/2027	5,645,000	5,961,205
Union Sanitary District Financing Authority Revenue, CA Series A, 5.00%, 3/15/2030	6,405,000	7,079,968
University of California Revenue, CA:
Series BN, 5.00%, 5/15/2028	10,000,000	10,688,493
Series BS, 5.00%, 5/15/2029	15,630,000	17,016,517
Series BX, 5.00%, 5/15/2026	10,000,000	10,206,290
Series BX, 5.00%, 5/15/2027	13,755,000	14,365,440

See accompanying notes to financial statements.
97

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series BZ, 5.00%, 5/15/2029	$5,000,000	$5,443,543
Series BZ, 5.00%, 5/15/2030	5,000,000	5,532,475
Series CB, 5.00%, 5/15/2029	2,000,000	2,177,417
		637,512,667
COLORADO — 1.7%
Adams 12 Five Star Schools, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	2,500,000	2,585,591
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	1,000,000	1,034,672
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO:
State Aid Withholding, 5.00%, 12/15/2026	5,000,000	5,173,362
State Aid Withholding, 5.00%, 12/15/2029	2,020,000	2,210,354
City & County of Denver Airport System Revenue, CO:
Series C, 5.00%, 11/15/2028	1,325,000	1,422,606
Series C, 5.00%, 11/15/2029	1,655,000	1,806,439
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2026	4,700,000	4,838,517
City of Colorado Springs Utilities System Revenue, CO:
Series B, 5.00%, 11/15/2027	2,500,000	2,638,363
Series B, 5.00%, 11/15/2028	2,000,000	2,155,371
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2029	3,675,000	4,034,923
Colorado Health Facilities Authority Revenue, CO:
Series A, VRN, 5.00%, 11/15/2060 (a)	1,750,000	1,898,162
Series C, VRN, 5.00%, 11/15/2036 (a)	1,250,000	1,279,688
Denver City & County School District No. 1, General Obligation, CO:
Series A, State Aid Withholding, 5.00%, 12/1/2026	1,170,000	1,208,442
Series B, State Aid Withholding, 5.00%, 12/1/2026	2,000,000	2,065,714
E-470 Public Highway Authority Revenue, CO Series A, National Public Finance Guarantee Corp., Zero Coupon, 9/1/2028 (c)	1,500,000	1,358,603
Security Description	Principal Amount	Value
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2027	$4,500,000	$4,745,191
State of Colorado, Certificate Participation, CO Series A, 5.00%, 12/15/2027	1,750,000	1,845,805
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2027	3,000,000	3,076,095
Series A, 4.00%, 6/1/2028	3,500,000	3,628,805
Series A, 5.00%, 10/1/2028	5,000,000	5,359,017
Series B, 5.00%, 6/1/2029	3,000,000	3,252,647
		57,618,367
CONNECTICUT — 3.3%
City of Hartford Revenue, CT:
5.00%, 4/1/2027	2,000,000	2,073,215
5.00%, 4/1/2028	2,850,000	3,012,086
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series A, 2.80%, 7/1/2048 (a)	10,000,000	9,936,371
Series B-1, VRN, 5.00%, 7/1/2064 (a)	8,335,000	9,114,013
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2026	1,000,000	1,023,319
Series A, 5.00%, 7/1/2027	2,500,000	2,615,252
Series A, 5.00%, 7/1/2028	10,000,000	10,679,025
Series B, 5.00%, 7/1/2026	17,375,000	17,780,163
Series B, 5.00%, 7/1/2027	6,500,000	6,799,654
State of Connecticut, General Obligation, CT:
Series C, 4.00%, 6/1/2028	3,840,000	3,971,533
Series A, 5.00%, 1/15/2028	3,365,000	3,560,611
Series A, 5.00%, 3/15/2030	1,000,000	1,097,661
Series B, 5.00%, 8/1/2028	1,500,000	1,604,300
Series C, 5.00%, 3/1/2028	4,770,000	5,060,192
Series D, 5.00%, 7/15/2027	11,000,000	11,518,556
Series E, 5.00%, 11/15/2026	5,510,000	5,679,358
Series E, 5.00%, 11/15/2027	3,925,000	4,138,963
Series F, 5.00%, 11/15/2026	5,000,000	5,153,682
Series F, 5.00%, 11/15/2029	2,500,000	2,731,411
University of Connecticut Revenue, CT Series A, 5.00%, 8/15/2028	3,300,000	3,529,867
		111,079,232
DELAWARE — 0.3%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2029	1,100,000	1,198,869
State of Delaware, General Obligation, DE:
5.00%, 5/1/2029	2,000,000	2,174,112
Series A, 5.00%, 5/1/2026	4,000,000	4,077,454
Series A, 5.00%, 5/1/2028	2,000,000	2,134,060

See accompanying notes to financial statements.
98

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2029	$2,000,000	$2,174,112
		11,758,607
DISTRICT OF COLUMBIA — 1.3%
District of Columbia Income Tax Revenue, DC:
Series A, 5.00%, 3/1/2026	3,500,000	3,551,940
Series B, 5.00%, 10/1/2029	6,980,000	7,615,657
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2026	2,500,000	2,573,847
District of Columbia, General Obligation, DC:
Series A, 5.00%, 1/1/2028	2,300,000	2,431,483
Series A, 5.00%, 8/1/2028	5,000,000	5,346,787
Series A, 5.00%, 8/1/2029	2,500,000	2,720,415
Series B, 5.00%, 6/1/2028	6,000,000	6,395,818
Series B, 5.00%, 8/1/2028	3,650,000	3,903,155
Series E, 5.00%, 2/1/2028	2,235,000	2,366,697
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2026	1,000,000	1,023,822
Series A, 5.00%, 7/15/2027	4,500,000	4,705,741
Series A, 5.00%, 7/15/2028	2,255,000	2,404,677
		45,040,039
FLORIDA — 2.2%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2026	2,370,000	2,424,112
Central Florida Expressway Authority Revenue, FL Series B, 4.00%, 7/1/2030	1,795,000	1,807,004
City of Jacksonville Revenue, FL:
5.00%, 10/1/2028	1,400,000	1,499,035
5.00%, 10/1/2029	1,600,000	1,741,167
Series A, 5.00%, 10/1/2028	1,000,000	1,070,740
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2029	3,000,000	3,274,755
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2028	1,095,000	1,174,932
County of Broward Half-Cent Sales Tax Revenue, FL 5.00%, 10/1/2028	1,475,000	1,574,597
County of Miami-Dade Water & Sewer System Revenue, FL:
Series B, 5.00%, 10/1/2027	2,350,000	2,473,250
Series B, 5.00%, 10/1/2028	2,000,000	2,142,768
Florida State Board of Governors Revenue, FL Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2029 (c)	5,000,000	5,433,408
Security Description	Principal Amount	Value
JEA Electric System Revenue, FL Series THREE, Assured Guaranty Inc., 5.00%, 10/1/2028 (c)	$2,215,000	$2,368,836
JEA Water & Sewer System Revenue, FL:
Series A, 5.00%, 10/1/2026	1,270,000	1,307,673
Series A, 5.00%, 10/1/2028	1,130,000	1,209,936
Series A, 5.00%, 10/1/2029	1,000,000	1,087,392
Palm Beach County School District, Certificate Participation, FL Series B, 5.00%, 8/1/2027	1,800,000	1,882,946
Pasco County School Board Revenue, FL 5.00%, 10/1/2029	3,000,000	3,253,407
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,500,000	1,595,897
Series A, 5.00%, 7/1/2029	2,120,000	2,290,639
School District of Broward County, Certificate Participation, FL Series A, COPs, 5.00%, 7/1/2028	1,250,000	1,271,712
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series A, 5.00%, 7/1/2028	12,130,000	12,952,409
Series A, 5.00%, 7/1/2029	3,000,000	3,260,401
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2028	5,000,000	5,338,893
Series A, 5.00%, 6/1/2029	5,000,000	5,437,957
Series B, 5.00%, 6/1/2028	7,980,000	8,520,873
		76,394,739
GEORGIA — 2.4%
Cherokee County Board of Education, General Obligation, GA:
State Aid Withholding, 5.00%, 8/1/2028	6,000,000	6,423,928
Series B, State Aid Withholding, 5.00%, 2/1/2028	5,000,000	5,292,349
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (c)	2,635,000	2,877,777
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,109,177
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2027	10,000,000	10,526,442

See accompanying notes to financial statements.
99

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Georgia State Road & Tollway Authority Revenue, GA 5.00%, 6/1/2029	$2,035,000	$2,205,264
Henry County School District, General Obligation, GA State Aid Withholding, 4.00%, 8/1/2028	2,630,000	2,730,467
Main Street Natural Gas, Inc. Revenue, GA:
Series A, VRN, 4.00%, 7/1/2052 (a)	7,000,000	7,065,806
Series A, VRN, 4.00%, 9/1/2052 (a)	2,250,000	2,260,483
Series C, 4.00%, 8/1/2052 (a) (d)	2,250,000	2,243,280
Series B, VRN, 5.00%, 7/1/2053 (a)	6,000,000	6,321,687
Series C, VRN, 5.00%, 9/1/2053 (a)	3,710,000	3,923,471
Metropolitan Atlanta Rapid Transit Authority Revenue, GA:
Series B, 5.00%, 7/1/2026	2,500,000	2,558,327
Series B, 5.00%, 7/1/2028	5,965,000	6,376,545
State of Georgia, General Obligation, GA:
Series C, 4.00%, 7/1/2027	5,000,000	5,144,537
Series C, 4.00%, 1/1/2029	7,565,000	7,924,371
Series A, 5.00%, 7/1/2027	5,000,000	5,241,478
		80,225,389
HAWAII — 0.5%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2026	3,950,000	4,073,435
Series E, 5.00%, 3/1/2027	2,500,000	2,598,417
Series E, 5.00%, 3/1/2028	5,125,000	5,436,163
Series E, 5.00%, 3/1/2029	2,500,000	2,702,371
State of Hawaii Airports System Revenue, HI Series D, 5.00%, 7/1/2029	1,785,000	1,937,035
		16,747,421
IDAHO — 0.4%
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2027	1,750,000	1,835,332
Series A, 5.00%, 8/15/2028	1,650,000	1,767,794
Idaho State Building Authority Revenue, ID:
Series 2025A, 5.00%, 6/1/2029	3,930,000	4,271,005
Series A, 5.00%, 6/1/2029	5,000,000	5,433,848
		13,307,979
ILLINOIS — 0.9%
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,300,000	1,364,349
Security Description	Principal Amount	Value
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series A, 5.00%, 12/1/2029	$1,000,000	$1,083,121
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2029	1,000,000	1,081,170
DuPage County Forest Preserve District, General Obligation, IL 5.00%, 11/1/2029	1,000,000	1,086,967
Illinois Finance Authority Revenue, IL:
Series A, 5.00%, 10/1/2028	2,280,000	2,431,247
Series A, 5.00%, 8/15/2029	1,160,000	1,248,299
Series A, VRN, 5.00%, 8/15/2054 (a)	1,000,000	1,069,128
Series B, 5.00%, 1/1/2030	3,000,000	3,282,193
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2029	1,670,000	1,792,964
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2029	1,410,000	1,534,512
Sales Tax Securitization Corp. Revenue, IL Series A, 5.00%, 1/1/2028	3,250,000	3,418,859
State of Illinois Sales Tax Revenue, IL Series A, 5.00%, 6/15/2027	3,675,000	3,812,790
State of Illinois, General Obligation, IL 5.00%, 2/1/2029	1,000,000	1,024,190
University of Illinois Revenue, IL:
Series A, 5.00%, 4/1/2028	1,700,000	1,800,829
Series A, 5.00%, 4/1/2030	4,265,000	4,662,755
		30,693,373
INDIANA — 0.3%
Indiana Finance Authority Revenue, IN:
Series A, 5.00%, 2/1/2029	2,515,000	2,715,663
Series D, VRN, 5.00%, 10/1/2064 (a) (b)	2,910,000	3,103,936
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series E, 5.00%, 2/1/2030	1,825,000	1,984,568
IPS Multi-School Building Corp. Revenue, IN:
Ok + BBG + MRD, 5.00%, 7/15/2026	1,350,000	1,378,110
Ok + BBG + MRD, 5.00%, 7/15/2029	1,100,000	1,185,732
Ok + BBG + MRD, 5.00%, 1/15/2030	1,000,000	1,081,041
		11,449,050

See accompanying notes to financial statements.
100

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
IOWA — 0.1%
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2030	$3,300,000	$3,653,010
KANSAS — 0.3%
Kansas Development Finance Authority Revenue, KS Series B, VRN, 5.00%, 11/15/2054 (a)	1,800,000	1,904,767
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026	3,500,000	3,590,970
Series A, 5.00%, 9/1/2028	4,000,000	4,283,098
		9,778,835
KENTUCKY — 1.3%
Kentucky Asset Liability Commission Revenue, KY Series A, 5.00%, 9/1/2026	2,425,000	2,487,747
Kentucky Economic Development Finance Authority Revenue, KY Series B, 5.00%, 8/15/2028	1,445,000	1,496,362
Kentucky Public Energy Authority Revenue, KY:
Series C, VRN, 4.00%, 2/1/2050 (a)	5,000,000	5,025,523
Series A, 5.00%, 5/1/2055 (a)	2,395,000	2,513,657
Series A, VRN, 5.25%, 6/1/2055 (a)	10,500,000	11,100,134
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 10/1/2026	2,550,000	2,620,831
Series A, 5.00%, 10/1/2027	1,975,000	2,074,208
Series A, 5.00%, 4/1/2029	2,375,000	2,558,821
Series A, 5.00%, 10/1/2029	2,520,000	2,738,243
Series B, 5.00%, 11/1/2026	2,480,000	2,553,645
Series B, 5.00%, 11/1/2027	1,000,000	1,051,290
Series B, 5.00%, 11/1/2028	1,670,000	1,786,964
Series B, 5.00%, 4/1/2029	4,715,000	5,079,933
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2026	2,000,000	2,042,652
		45,130,010
LOUISIANA — 0.8%
Parish of St. John the Baptist Revenue, LA Series 2017B-2, VRN, 2.38%, 6/1/2037 (a)	1,865,000	1,844,583
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 5.00%, 5/1/2029	2,655,000	2,860,197
State of Louisiana Revenue, LA:
5.00%, 9/1/2027	6,040,000	6,328,752
5.00%, 9/1/2028	3,305,000	3,530,484
Security Description	Principal Amount	Value
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 5/1/2026	$4,380,000	$4,462,988
Series A, 5.00%, 2/1/2028	2,000,000	2,115,912
Series A, 5.00%, 4/1/2028	2,000,000	2,122,827
Series A, 5.00%, 2/1/2029	2,000,000	2,154,600
		25,420,343
MAINE — 0.2%
Maine Turnpike Authority Revenue, ME:
5.00%, 7/1/2027	1,750,000	1,830,327
5.00%, 7/1/2028	2,500,000	2,667,837
5.00%, 7/1/2029	2,380,000	2,583,545
5.00%, 7/1/2030	365,000	402,103
		7,483,812
MARYLAND — 3.0%
County of Baltimore, General Obligation, MD 5.00%, 2/1/2028	4,000,000	4,244,413
County of Montgomery, General Obligation, MD:
Series A, 5.00%, 8/1/2027	5,000,000	5,250,383
Series A, 5.00%, 8/1/2028	11,775,000	12,622,257
Series A, 5.00%, 8/1/2029	3,000,000	3,274,767
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 8/1/2027	7,790,000	8,178,475
Series B, 5.00%, 9/1/2026	7,985,000	8,197,301
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2027	1,300,000	1,350,381
Maryland State Transportation Authority Revenue, MD:
Series A, 5.00%, 7/1/2028	3,530,000	3,770,264
Series A, 5.00%, 7/1/2029	4,460,000	4,845,162
State of Maryland Department of Transportation Revenue, MD:
Series 2022A, 5.00%, 12/1/2026	1,205,000	1,245,499
Series 2022-B, 5.00%, 12/1/2026	1,250,000	1,292,012
Series 2022-B, 5.00%, 12/1/2027	3,700,000	3,906,640
Series A, 5.00%, 10/1/2028	1,175,000	1,261,108
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	3,500,000	3,505,688
Series C, 4.00%, 3/1/2029	9,245,000	9,667,076
Series A, 5.00%, 3/1/2026	7,000,000	7,105,690
Series A, 5.00%, 6/1/2028	1,110,000	1,185,954
Series A, 5.00%, 3/15/2029	8,370,000	9,076,212
Series A, 5.00%, 6/1/2029	1,500,000	1,632,688
Series C, 5.00%, 3/1/2026	9,500,000	9,643,437

See accompanying notes to financial statements.
101

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	$1,000,000	$1,063,412
		102,318,819
MASSACHUSETTS — 2.6%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	5,000,000	5,296,336
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
Series A, 5.00%, 6/1/2028	1,455,000	1,552,724
Series A, 5.00%, 6/1/2029	1,250,000	1,358,462
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 5/1/2028	2,000,000	2,132,124
Series A, 5.00%, 3/1/2029	13,000,000	14,078,168
Series A, 5.00%, 10/1/2029	1,350,000	1,476,676
Series A, 5.00%, 7/1/2030	1,000,000	1,105,867
Series B, 5.00%, 5/1/2027	1,595,000	1,665,305
Series B, 5.00%, 10/1/2027	7,835,000	8,251,831
Series B, 5.00%, 5/1/2028	2,450,000	2,611,852
Series B, 5.00%, 5/1/2029	1,450,000	1,574,892
Series D, 5.00%, 11/1/2028	5,000,000	5,381,981
Series G, 5.00%, 12/1/2029	5,000,000	5,484,134
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2026	3,530,000	3,576,780
5.00%, 2/1/2027	1,000,000	1,037,865
5.00%, 2/1/2028	2,750,000	2,922,757
5.00%, 2/1/2029	7,295,000	7,910,556
5.00%, 2/1/2030	2,750,000	3,034,980
Series 26A, 5.00%, 2/1/2029	2,500,000	2,710,952
Series 26A, 5.00%, 2/1/2030	1,595,000	1,760,288
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2027	1,670,000	1,755,690
Series FF, 5.00%, 10/1/2027	2,145,000	2,255,703
Series FF, 5.00%, 10/1/2028	1,000,000	1,072,449
Massachusetts State College Building Authority Revenue, MA Series A, 5.00%, 11/1/2029	1,400,000	1,536,447
Massachusetts Water Resources Authority Revenue, MA:
Series B, 5.00%, 8/1/2025	175,000	175,282
Series C, 5.00%, 8/1/2027	5,500,000	5,780,736
		87,500,837
MICHIGAN — 1.2%
Birmingham City School District, General Obligation, MI 5.00%, 5/1/2028	1,250,000	1,328,498
Security Description	Principal Amount	Value
Forest Hills Public Schools, General Obligation, MI Series I, 5.00%, 5/1/2028	$1,575,000	$1,675,238
Great Lakes Water Authority Sewage Disposal System Revenue, MI:
Series A, 5.00%, 7/1/2026	1,500,000	1,533,782
Series A, 5.00%, 7/1/2030	3,000,000	3,293,209
Great Lakes Water Authority Water Supply System Revenue, MI Series A, 5.00%, 7/1/2026	2,500,000	2,556,303
Michigan Finance Authority Revenue, MI Series A, 5.00%, 10/1/2028	7,195,000	7,722,008
Michigan State Building Authority Revenue, MI:
Series II, 5.00%, 10/15/2026	5,000,000	5,145,929
Series II, 5.00%, 10/15/2027	3,500,000	3,679,183
Series II, 5.00%, 10/15/2028	2,800,000	2,999,905
Michigan State University Revenue, MI:
Series A, 5.00%, 2/15/2028	2,400,000	2,541,210
Series A, 5.00%, 8/15/2028	1,000,000	1,069,036
State of Michigan Trunk Line Revenue, MI:
5.00%, 11/15/2026	3,000,000	3,097,550
5.00%, 11/15/2028	3,500,000	3,767,067
		40,408,918
MINNESOTA — 1.6%
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	3,000,000	3,230,837
Osseo Independent School District No. 279, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2028	6,830,000	7,238,133
State of Minnesota Revenue, MN Series A, 5.00%, 3/1/2028	5,150,000	5,458,739
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 8/1/2029	10,000,000	10,898,760
Series D, 5.00%, 8/1/2026	6,410,000	6,575,561
Series D, 5.00%, 8/1/2027	8,500,000	8,918,152
Stillwater Independent School District No. 834, General Obligation, MN:
Series A, School District Credit Enhancement Program, 5.00%, 2/1/2028	3,000,000	3,178,495

See accompanying notes to financial statements.
102

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	$8,745,000	$9,433,406
		54,932,083
MISSISSIPPI — 0.0% *
Mississippi Development Bank Revenue, MS Series A, 5.00%, 1/1/2029	1,000,000	1,068,501
MISSOURI — 0.6%
Curators of the University of Missouri Revenue, MO 5.00%, 11/1/2028	2,000,000	2,149,447
Jackson County School District No. R-IV Blue Springs, General Obligation, MO:
4.00%, 3/1/2028	6,635,000	6,866,350
5.00%, 3/1/2029	1,500,000	1,619,787
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2026	10,000,000	10,190,304
		20,825,888
NEBRASKA — 0.2%
Central Plains Energy Project Revenue, NE Series 1, VRN, 5.00%, 5/1/2053 (a)	2,065,000	2,156,444
Omaha Public Power District Revenue, NE:
Series B, 5.00%, 2/1/2026	1,500,000	1,519,092
Series B, 5.00%, 2/1/2027	3,000,000	3,111,222
		6,786,758
NEVADA — 0.7%
County of Clark Department of Aviation Revenue, NV:
Series A, 5.00%, 7/1/2026	3,750,000	3,833,796
Series A, 5.00%, 7/1/2028	5,000,000	5,325,428
Series A, 5.00%, 7/1/2029	5,015,000	5,432,249
County of Clark Revenue, NV:
5.00%, 7/1/2026	4,490,000	4,590,081
5.00%, 7/1/2028	5,000,000	5,334,356
		24,515,910
NEW HAMPSHIRE — 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series C, 3.30%, 6/1/2038 (a)	5,000,000	5,013,678
Build America Mutual Assurance Corp., 5.00%, 7/1/2027 (c)	2,370,000	2,477,012
		7,490,690
Security Description	Principal Amount	Value
NEW JERSEY — 1.5%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	$3,500,000	$3,512,144
New Jersey Economic Development Authority Revenue, NJ Series RRR, 5.00%, 3/1/2028	2,500,000	2,639,139
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 5.00%, 3/1/2027	12,500,000	12,980,771
Series A, 5.00%, 5/15/2027	1,805,000	1,874,640
Series C, 5.00%, 3/1/2028	4,000,000	4,244,362
Series C, 5.00%, 3/1/2029	4,500,000	4,861,674
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, 5.00%, 6/15/2029	3,660,000	3,721,351
Series A, 5.00%, 6/15/2030	4,000,000	4,062,964
New Jersey Turnpike Authority Revenue, NJ:
Series A, 5.00%, 1/1/2030	1,685,000	1,837,621
Series B, 5.00%, 1/1/2028	2,070,000	2,183,250
Series B, 5.00%, 1/1/2029	5,000,000	5,370,083
Series B, 5.00%, 1/1/2030	3,755,000	4,095,114
		51,383,113
NEW MEXICO — 1.1%
City of Farmington Revenue, NM Series B, 1.80%, 4/1/2029	3,400,000	3,116,418
New Mexico Finance Authority Revenue, NM:
Series A, 5.00%, 6/15/2026	5,215,000	5,329,679
Series A, 5.00%, 6/15/2027	5,000,000	5,231,948
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2027	11,935,000	12,480,455
Series B, 5.00%, 7/1/2029	5,000,000	5,431,796
State of New Mexico, General Obligation, NM:
5.00%, 3/1/2029	1,000,000	1,082,040
5.50%, 3/1/2028	4,000,000	4,292,960
		36,965,296
NEW YORK — 15.4%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2027	8,145,000	8,636,812
Series B, 5.00%, 11/1/2028	4,000,000	4,335,932
City of New York, General Obligation, NY:
Series 1, 5.00%, 8/1/2028	2,400,000	2,566,145
Series A, 5.00%, 8/1/2026	11,500,000	11,787,521
Series A, 5.00%, 8/1/2027	3,725,000	3,906,205
Series A, 5.00%, 8/1/2029	7,500,000	8,156,931
Series A-1, 5.00%, 8/1/2026	1,155,000	1,183,877
Series A-1, 5.00%, 8/1/2028	1,065,000	1,138,727

See accompanying notes to financial statements.
103

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series B-1, 5.00%, 10/1/2028	$1,305,000	$1,399,565
Series B-3, 5.00%, 9/1/2026	1,020,000	1,047,148
Series B-3, 5.00%, 9/1/2027	13,250,000	13,918,778
Series C, 5.00%, 3/1/2026	5,000,000	5,072,283
Series C, 5.00%, 8/1/2027	30,305,000	31,779,205
Series C-4, Assured Guaranty Inc., 5.00%, 10/1/2027 (c)	6,345,000	6,681,136
Series E, 5.00%, 8/1/2026	5,000,000	5,125,009
Series F, 5.00%, 8/1/2028	3,000,000	3,207,682
Series F, 5.00%, 8/1/2029	5,000,000	5,437,954
Series F-1, 5.00%, 8/1/2027	3,740,000	3,921,935
Series F-1, 5.00%, 8/1/2028	1,600,000	1,710,764
Series J-10, 5.00%, 8/1/2026	1,225,000	1,255,627
Metropolitan Transportation Authority Revenue, NY Series A1, 5.00%, 11/15/2027	1,065,000	1,083,086
New York City Housing Development Corp. Revenue, NY Series C-2, VRN, 3.75%, 5/1/2065 (a)	5,500,000	5,536,369
New York City Industrial Development Agency Revenue, NY Series A, Assured Guaranty Inc., 5.00%, 1/1/2028 (c)	1,000,000	1,049,022
New York City Municipal Water Finance Authority Revenue, NY:
Series BB, 5.00%, 6/15/2028	9,385,000	10,048,703
Series BB, 5.00%, 6/15/2029	7,000,000	7,637,857
Series CC, 5.00%, 6/15/2029	7,000,000	7,637,857
Series DD, 5.00%, 6/15/2026	3,500,000	3,581,644
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series 1, 5.00%, 11/1/2027	17,235,000	18,183,070
Series A, 5.00%, 5/1/2027	4,370,000	4,555,423
Series A-1, 5.00%, 11/1/2026	4,000,000	4,121,973
Series B-1, 5.00%, 11/1/2028	8,020,000	8,624,107
Series C, 5.00%, 2/1/2028	1,140,000	1,208,155
Series C-1, 5.00%, 11/1/2027	2,895,000	3,054,249
Series E-1, 5.00%, 11/1/2028	2,725,000	2,930,261
New York City Transitional Finance Authority Revenue, NY:
Series A-1, 5.00%, 11/1/2026	11,750,000	12,108,296
Series B, 5.00%, 5/1/2027	2,570,000	2,679,047
Series B, 5.00%, 5/1/2028	4,000,000	4,260,600
Series C, 5.00%, 5/1/2028	2,630,000	2,801,345
Series C, 5.00%, 5/1/2029	2,335,000	2,532,362
Series C-1, 5.00%, 5/1/2026	1,245,000	1,268,175
Series E, 5.00%, 11/1/2029	1,500,000	1,640,277
Series F-1, 5.00%, 11/1/2029	4,400,000	4,811,480
Series G-1, 5.00%, 5/1/2026	8,455,000	8,612,383
Series G-1, 5.00%, 5/1/2029	8,225,000	8,920,203
Series G-1, 5.00%, 11/1/2029	3,500,000	3,827,314
Security Description	Principal Amount	Value
Series H, 5.00%, 11/1/2029	$2,600,000	$2,843,147
New York State Dormitory Authority Revenue, NY:
Series 2025A, 5.00%, 7/1/2028	2,675,000	2,851,674
Series A, Assured Guaranty Inc., State Aid Withholding, 5.00%, 10/1/2025 (c)	4,025,000	4,046,273
Series A, 5.00%, 7/1/2026	2,935,000	3,006,372
Series A, Assured Guaranty Inc., State Aid Withholding, 5.00%, 10/1/2026 (c)	2,500,000	2,575,372
Series A, 5.00%, 3/15/2027	4,255,000	4,428,971
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2027 (c)	3,600,000	3,790,521
Series A, 5.00%, 3/15/2028	7,365,000	7,822,634
Series A, 5.00%, 7/1/2028	3,000,000	3,174,410
Series A, Assured Guaranty Inc., State Aid Withholding, 5.00%, 10/1/2028 (c)	16,440,000	17,635,382
Series A, 5.00%, 3/15/2029	20,000,000	21,635,114
Series A, 5.00%, 7/1/2029	4,250,000	4,614,052
Series A, 5.00%, 7/1/2030	2,000,000	2,201,681
Series A-1, 5.00%, 3/15/2028	7,725,000	8,211,252
Series B, 5.00%, 3/15/2030	5,715,000	6,288,425
Series B, 5.00%, 7/1/2030	1,500,000	1,648,324
Series E, 5.00%, 3/15/2026	4,120,000	4,186,160
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 5.00%, 6/15/2027	3,750,000	3,929,823
Series A, 5.00%, 6/15/2028	5,000,000	5,356,550
Series B, 5.00%, 6/15/2027	6,000,000	6,287,716
Series B, 5.00%, 5/15/2028	1,500,000	1,604,135
Series B, 5.00%, 6/15/2028	2,455,000	2,630,066
Series B, 5.00%, 5/15/2029	1,000,000	1,089,865
New York State Housing Finance Agency Revenue, NY:
Series B-2, VRN, 3.30%, 12/15/2054 (a)	2,835,000	2,822,628
Series B-2, VRN, 3.35%, 12/15/2054 (a)	2,110,000	2,103,118
Series B-2, Housing and Urban Development, 3.60%, 11/1/2064 (a)	4,005,000	4,013,171
New York State Thruway Authority Revenue, NY Series A, 5.00%, 3/15/2027	10,955,000	11,392,949
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2027	3,750,000	3,877,723
Series 243, 5.00%, 12/1/2026	8,000,000	8,269,146
Series 243, 5.00%, 12/1/2028	6,820,000	7,356,495
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2028	1,500,000	1,601,268
Series B, 5.00%, 3/15/2028	1,525,000	1,627,956

See accompanying notes to financial statements.
104

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Triborough Bridge & Tunnel Authority Revenue, NY:
Series B, 4.00%, 5/15/2027	$27,725,000	$28,476,278
Series A, 5.00%, 11/15/2026	1,000,000	1,032,791
Series A, 5.00%, 11/15/2027	10,000,000	10,556,386
Series A, 5.00%, 11/15/2028	5,000,000	5,385,458
Series A-2, 5.00%, 11/15/2029	1,040,000	1,139,309
Series B, 5.00%, 5/15/2027	13,500,000	14,116,199
Series B, 5.00%, 11/15/2028	13,335,000	14,300,690
Series B2, VRN, 5.00%, 5/15/2050 (a)	4,740,000	4,814,440
Series B-2, 5.00%, 3/15/2029	6,000,000	6,490,534
Series B-3, 5.00%, 11/15/2043 (a)	8,350,000	8,403,926
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2028	5,000,000	5,108,238
Series 1, 5.00%, 12/15/2028	3,970,000	4,098,291
		523,827,407
NORTH CAROLINA — 2.2%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2027	2,065,000	2,158,651
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2026	1,680,000	1,719,699
5.00%, 7/1/2027	1,500,000	1,572,180
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2028	1,000,000	1,067,198
City of Charlotte, General Obligation, NC Series B, 5.00%, 7/1/2028	3,300,000	3,533,597
City of Raleigh Combined Enterprise System Revenue, NC:
5.00%, 9/1/2026	2,070,000	2,127,207
5.00%, 9/1/2027	1,300,000	1,366,920
5.00%, 9/1/2028	1,675,000	1,797,708
City of Raleigh Revenue, NC 5.00%, 10/1/2026	5,000,000	5,148,319
County of Alamance, General Obligation, NC 5.00%, 5/1/2028	1,500,000	1,595,562
County of Cabarrus Revenue, NC Series A, 5.00%, 8/1/2029	3,000,000	3,269,628
County of Durham Revenue, NC Series A, 5.00%, 6/1/2028	1,255,000	1,339,697
County of Guilford, General Obligation, NC 5.00%, 3/1/2028	5,000,000	5,315,690
County of Mecklenburg Revenue, NC 5.00%, 2/1/2030	3,000,000	3,296,061
Security Description	Principal Amount	Value
County of Mecklenburg, General Obligation, NC:
5.00%, 9/1/2027	$2,000,000	$2,103,820
Series B, 5.00%, 2/1/2029	5,000,000	5,411,397
County of Wake Revenue, NC:
5.00%, 5/1/2026	3,975,000	4,050,354
Series A, 5.00%, 5/1/2030	2,200,000	2,422,196
County of Wake, General Obligation, NC Series A, 5.00%, 5/1/2028	5,000,000	5,334,063
North Carolina Medical Care Commission Revenue, NC Series B, VRN, 5.00%, 6/1/2055 (a)	3,500,000	3,771,384
North Carolina Turnpike Authority Revenue, NC Assured Guaranty Inc., 5.00%, 1/1/2027 (c)	1,415,000	1,457,249
State of North Carolina Revenue, NC:
Series A, 5.00%, 5/1/2028	9,800,000	10,440,919
Series A, 5.00%, 5/1/2029	4,000,000	4,340,960
		74,640,459
NORTH DAKOTA — 0.2%
Cass County Joint Water Resource District Revenue, ND Series A, 3.45%, 4/1/2027	1,635,000	1,635,566
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2029	5,000,000	5,463,991
		7,099,557
OHIO — 2.1%
American Municipal Power, Inc. Revenue, OH Series A, 5.00%, 2/15/2029	1,000,000	1,010,035
City of Akron Income Tax Revenue, OH:
4.00%, 12/1/2025	3,285,000	3,296,688
4.00%, 12/1/2026	1,000,000	1,015,611
City of Columbus, General Obligation, OH:
Series 1, 5.00%, 2/15/2026	5,000,000	5,068,613
Series A, 5.00%, 8/15/2026	6,585,000	6,759,178
Series A, 5.00%, 4/1/2028	1,095,000	1,166,714
Series A, 5.00%, 8/15/2028	6,865,000	7,370,046
Ohio State University Revenue, OH Series A, 5.00%, 12/1/2028	1,000,000	1,076,689
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2028	1,000,000	1,059,512

See accompanying notes to financial statements.
105

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series A, 5.00%, 6/1/2028	$1,000,000	$1,067,455
Series A, 5.00%, 12/1/2028	3,000,000	3,232,701
Series E, 5.00%, 12/1/2029	5,000,000	5,474,394
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2027	1,000,000	1,055,478
Series 2022-1, 5.00%, 12/15/2028	1,000,000	1,077,992
Series 2024-1, 5.00%, 12/15/2027	1,500,000	1,582,119
Series A, 5.00%, 2/1/2029	3,000,000	3,233,907
State of Ohio, General Obligation, OH:
Series A, 5.00%, 9/1/2028	4,000,000	4,289,106
Series A, 5.00%, 3/15/2029	1,365,000	1,477,987
Series A, 5.00%, 9/1/2029	3,200,000	3,492,211
Series B, 5.00%, 8/1/2025	10,000	10,016
Series B, 5.00%, 3/1/2028	1,020,000	1,083,013
Series B, 5.00%, 9/15/2028	5,000,000	5,365,215
Series B, 5.00%, 11/1/2029	7,000,000	7,659,938
Series Y, 5.00%, 5/1/2026	2,500,000	2,547,784
Series Y, 5.00%, 5/1/2027	750,000	782,921
Series Y, 5.00%, 5/1/2028	1,000,000	1,065,367
		72,320,690
OKLAHOMA — 0.6%
City of Tulsa, General Obligation, OK Series C, 3.00%, 10/1/2028	2,000,000	1,988,363
Oklahoma Capitol Improvement Authority Revenue, OK:
Series A, 5.00%, 7/1/2026	2,000,000	2,044,643
Series A, 5.00%, 7/1/2027	1,250,000	1,306,630
Series A, 5.00%, 7/1/2028	2,250,000	2,400,614
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	8,500,000	8,542,888
Oklahoma Industries Authority Revenue, OK 5.00%, 4/1/2028	5,000,000	5,274,543
		21,557,681
OREGON — 1.3%
City of Portland Sewer System Revenue, OR:
Series A, 5.00%, 12/1/2028	14,615,000	15,743,676
Series B, 5.00%, 6/1/2029	3,660,000	3,970,476
City of Portland Water System Revenue, OR Series A, 5.00%, 5/1/2029	3,000,000	3,249,889
Security Description	Principal Amount	Value
Metro, General Obligation, OR 5.00%, 6/1/2028	$3,000,000	$3,201,492
Oregon State Lottery Revenue, OR:
Series A, 5.00%, 4/1/2029	2,000,000	2,165,007
Series C, 5.00%, 4/1/2026	4,550,000	4,623,310
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2028	1,000,000	1,066,780
Series A, 5.00%, 5/1/2027	2,050,000	2,138,108
Series A, 5.00%, 5/1/2029	4,550,000	4,946,305
Series A, 5.00%, 5/1/2030	2,500,000	2,763,090
		43,868,133
PENNSYLVANIA — 2.6%
City of Philadelphia, General Obligation, PA:
Series C, 5.00%, 8/1/2027	1,000,000	1,044,814
Series C, 5.00%, 8/1/2030	1,800,000	1,971,063
Commonwealth of Pennsylvania, General Obligation, PA:
Series 1ST, 4.00%, 2/15/2028	5,000,000	5,147,349
5.00%, 10/1/2026	2,000,000	2,057,799
5.00%, 10/1/2027	4,000,000	4,204,296
Series BID, 5.00%, 8/15/2037	4,480,000	4,903,496
Series FIRST, 5.00%, 9/1/2026	19,265,000	19,783,670
Series FIRST, 5.00%, 9/1/2027	5,000,000	5,246,451
Series FIRST, 5.00%, 9/1/2028	6,000,000	6,422,325
Series FIRST, 5.00%, 9/1/2029	4,340,000	4,727,365
Geisinger Authority Revenue, PA Series B, VRN, 5.00%, 4/1/2043 (a)	1,500,000	1,529,725
Pennsylvania Turnpike Commission Revenue, PA:
Series 1ST, 5.00%, 12/1/2028	1,650,000	1,774,626
Series 2ND, 5.00%, 12/1/2026	8,000,000	8,257,564
Series A, 5.00%, 12/1/2027	1,000,000	1,055,127
Series A, 5.00%, 12/1/2028	1,100,000	1,183,084
Series A, 5.00%, 12/1/2029	1,660,000	1,811,715
Series B, 5.00%, 12/1/2029	1,715,000	1,871,741
Philadelphia Gas Works Co. Revenue, PA Series 14TH, 5.00%, 10/1/2030	1,500,000	1,531,061
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2029	3,685,000	3,968,585
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA:
4.00%, 4/15/2026	1,215,000	1,224,222

See accompanying notes to financial statements.
106

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.00%, 2/15/2029	$6,815,000	$7,341,368
		87,057,446
SOUTH CAROLINA — 1.0%
Charleston Educational Excellence Finance Corp. Revenue, SC 5.00%, 12/1/2028	4,040,000	4,342,407
City of Charleston Waterworks & Sewer System Revenue, SC Series B, 5.00%, 1/1/2030	2,000,000	2,199,001
Greenville County School District Revenue, SC 5.00%, 12/1/2028	4,250,000	4,568,126
Horry County School District, General Obligation, SC 5.00%, 3/1/2026	5,000,000	5,075,200
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2027	10,000,000	10,389,407
South Carolina Transportation Infrastructure Bank Revenue, SC:
Series B, 5.00%, 10/1/2027	5,000,000	5,259,854
Series B, 5.00%, 10/1/2029	1,060,000	1,156,584
		32,990,579
TENNESSEE — 1.4%
City of Memphis Electric System Revenue, TN 5.00%, 12/1/2029	1,250,000	1,366,963
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN:
Series B, 5.00%, 5/15/2028	3,000,000	3,198,614
Series B, 5.00%, 5/15/2029	2,250,000	2,439,883
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series B, 4.00%, 1/1/2028	8,000,000	8,253,651
Shelby County Health Educational & Housing Facilities Board Revenue, TN Series A, Assured Guaranty Inc., 5.00%, 6/1/2028 (c)	1,000,000	1,047,296
State of Tennessee, General Obligation, TN Series A, 5.00%, 5/1/2028	9,000,000	9,602,191
Tennergy Corp. Revenue, TN:
Series A, 4.00%, 12/1/2051 (a)	6,000,000	6,033,773
Series A, VRN, 5.00%, 10/1/2054 (a)	6,000,000	6,309,967
Series A, VRN, 5.50%, 10/1/2053 (a)	1,000,000	1,049,563
Security Description	Principal Amount	Value
Tennessee Energy Acquisition Corp. Revenue, TN Series A-1, VRN, 5.00%, 5/1/2053 (a)	$6,750,000	$6,959,866
		46,261,767
TEXAS — 10.9%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	4,890,000	5,168,416
Aldine Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 2/15/2029 (c)	7,845,000	8,461,832
Allen Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2027 (c)	1,000,000	1,037,158
Arlington Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (c)	2,015,000	2,135,907
Austin Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/1/2028 (c)	3,300,000	3,529,891
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2026	5,000,000	5,130,079
Series A, 5.00%, 8/15/2027	5,000,000	5,246,335
Series A, 5.00%, 7/1/2028	6,500,000	6,943,218
Series A, 5.00%, 8/15/2028	5,000,000	5,352,937
Series A, 5.00%, 7/1/2029	2,500,000	2,718,288
Series A, 5.00%, 8/15/2029	2,160,000	2,353,243
City of Austin Water & Wastewater System Revenue, TX 5.00%, 11/15/2026	3,200,000	3,301,282
City of Austin, General Obligation, TX 5.00%, 9/1/2028	3,000,000	3,212,215
City of Corpus Christi Utility System Revenue, TX 5.00%, 7/15/2027	2,055,000	2,148,405
City of Dallas Hotel Occupancy Tax Revenue, TX 4.00%, 8/15/2030	1,750,000	1,752,192
City of Dallas, General Obligation, TX:
Series A, 5.00%, 2/15/2028	11,565,000	12,229,482
Series B, 5.00%, 2/15/2028	10,000,000	10,574,563
Series B, 5.00%, 2/15/2029	5,000,000	5,377,434
City of Denton, General Obligation, TX 5.00%, 2/15/2026	9,345,000	9,473,563

See accompanying notes to financial statements.
107

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
City of Fort Worth Water & Sewer System Revenue, TX Series A, 5.00%, 2/15/2028	$4,905,000	$5,180,150
City of Houston Combined Utility System Revenue, TX:
Series A, 5.00%, 11/15/2026	2,000,000	2,065,220
Series C, 5.00%, 11/15/2026	1,115,000	1,151,360
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2026	1,000,000	1,015,411
Series A, 5.00%, 3/1/2028	1,045,000	1,104,880
Series B, 5.00%, 3/1/2026	1,435,000	1,457,114
City of San Antonio Electric & Gas Systems Revenue, TX:
Series B, 3.00%, 2/1/2030	1,000,000	1,002,610
5.00%, 2/1/2027	3,650,000	3,779,374
5.00%, 2/1/2028	1,500,000	1,583,382
Series A, 5.00%, 2/1/2029	1,000,000	1,076,155
Series B, 5.00%, 2/1/2027	1,000,000	1,037,023
Series C, 5.00%, 2/1/2029	1,390,000	1,495,856
Series D, 5.00%, 2/1/2029	3,775,000	4,062,487
City of San Antonio, General Obligation, TX:
5.00%, 2/1/2026	2,200,000	2,228,088
5.00%, 2/1/2029	1,125,000	1,211,564
City of Waco, General Obligation, TX 5.00%, 2/1/2026	2,000,000	2,025,186
Clear Creek Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (c)	1,525,000	1,668,676
Comal Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2026 (c)	2,500,000	2,532,840
Permanent School Fund, 5.00%, 2/15/2029 (c)	1,500,000	1,619,018
Conroe Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2028 (c)	1,565,000	1,658,906
County of Collin, General Obligation, TX:
5.00%, 2/15/2028	1,450,000	1,532,934
5.00%, 2/15/2029	1,000,000	1,075,130
5.00%, 2/15/2030	1,050,000	1,144,752
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2028	2,680,000	2,862,088
Series A, 5.00%, 8/15/2026	3,335,000	3,420,432
Series A, 5.00%, 8/15/2027	2,225,000	2,330,616
Series A, 5.00%, 8/15/2028	7,000,000	7,475,602
County of Harris, General Obligation, TX:
Series A, 5.00%, 9/15/2026	1,750,000	1,800,772
Security Description	Principal Amount	Value
Series A, 5.00%, 9/15/2029	$2,000,000	$2,178,274
County of Williamson, General Obligation, TX 5.00%, 2/15/2029	13,000,000	14,032,560
Cypress-Fairbanks Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (c)	1,995,000	2,150,431
Permanent School Fund, 5.00%, 2/15/2030 (c)	2,000,000	2,190,245
Series A, Permanent School Fund, 5.00%, 2/15/2028 (c)	8,855,000	9,381,710
Dallas College, General Obligation, TX 5.00%, 2/15/2028	2,500,000	2,641,689
Dallas Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 4.00%, 2/15/2026 (c)	1,500,000	1,510,250
Permanent School Fund, 5.00%, 2/15/2028 (c)	2,075,000	2,199,508
Permanent School Fund, 5.00%, 2/15/2029 (c)	1,700,000	1,836,108
Series C, Permanent School Fund, 5.00%, 2/15/2028 (c)	5,000,000	5,300,018
Series C, Permanent School Fund, 5.00%, 2/15/2030 (c)	2,450,000	2,686,393
Denton Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2027 (c)	2,250,000	2,356,803
Dripping Springs Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2028 (c)	1,250,000	1,324,026
Permanent School Fund, 5.00%, 2/15/2029 (c)	1,250,000	1,347,388
Ector County Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 8/15/2026 (c)	3,250,000	3,331,072
Series A, Permanent School Fund, 5.00%, 8/15/2027 (c)	2,135,000	2,239,955
Fort Bend Independent School District, General Obligation, TX:
Series B, Permanent School Fund, 0.72%, 8/1/2051 (a) (c)	2,470,000	2,388,508
Series B, Permanent School Fund, 4.00%, 8/1/2054 (a) (c)	6,665,000	6,788,408

See accompanying notes to financial statements.
108

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Fort Worth Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (c)	$1,400,000	$1,511,083
Garland Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (c)	3,000,000	3,235,882
Grand Parkway Transportation Corp. Revenue, TX 5.00%, 10/1/2052 (a)	5,080,000	5,319,792
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 10/1/2028	2,000,000	2,008,091
Hays Consolidated Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (c)	1,255,000	1,329,649
Houston Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2030 (c)	2,000,000	2,193,885
Series B, Permanent School Fund, 5.00%, 2/15/2027 (c)	1,400,000	1,454,289
Humble Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (c)	3,050,000	3,293,098
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2029 (c)	2,550,000	2,775,504
Lamar Consolidated Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (c)	3,125,000	3,422,257
Lewisville Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2029 (c)	2,500,000	2,710,919
Permanent School Fund, 5.00%, 8/15/2030 (c)	875,000	962,497
Lower Colorado River Authority Revenue, TX Series A, 5.00%, 5/15/2030	3,000,000	3,265,994
Montgomery Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (c)	3,000,000	3,229,433
North Texas Municipal Water District Water System Revenue, TX 5.00%, 9/1/2027	1,500,000	1,568,426
Security Description	Principal Amount	Value
North Texas Tollway Authority Revenue, TX:
Series A, 5.00%, 1/1/2027	$4,460,000	$4,619,570
Series A, 5.00%, 1/1/2028	1,230,000	1,297,564
Series A, 5.00%, 1/1/2029	3,335,000	3,577,103
Northside Independent School District, General Obligation, TX Series B, Permanent School Fund, 3.00%, 8/1/2053 (a) (c)	2,500,000	2,488,660
Permanent University Fund - Texas A&M University System Revenue, TX:
5.00%, 7/1/2027	8,000,000	8,365,999
Series A, 5.00%, 7/1/2029	7,000,000	7,602,895
Plano Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (c)	5,000,000	5,394,931
Permanent School Fund, 5.00%, 2/15/2030 (c)	3,500,000	3,836,112
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2028	2,350,000	2,504,738
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2026	2,900,000	2,981,884
Series A-2, 5.00%, 10/1/2027	3,155,000	3,320,469
Richardson Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2026 (c)	1,400,000	1,421,003
Round Rock Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 8/1/2044 (a) (c)	1,500,000	1,626,994
San Antonio Water System Revenue, TX Series A, 5.00%, 5/15/2029	5,000,000	5,408,339
Spring Branch Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/1/2026 (c)	3,000,000	3,039,176
State of Texas, General Obligation, TX:
5.00%, 10/1/2026	3,000,000	3,088,946
5.00%, 10/1/2028	7,500,000	8,044,503
Tarrant County College District, General Obligation, TX 5.00%, 8/15/2027	2,000,000	2,093,771
Tarrant Regional Water District Water Supply System Revenue, TX:
5.00%, 3/1/2028	1,500,000	1,591,425
5.00%, 3/1/2029	1,000,000	1,080,906

See accompanying notes to financial statements.
109

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	$2,020,000	$2,104,699
5.00%, 5/15/2028	1,540,000	1,639,496
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX 5.00%, 12/15/2026	1,500,000	1,530,127
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, TX Series A, VRN, 5.50%, 1/1/2054 (a)	4,000,000	4,248,747
Texas State University System Revenue, TX:
Series A, 5.00%, 3/15/2028	1,500,000	1,587,632
Series A, 5.00%, 3/15/2029	1,855,000	1,996,588
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2029	1,500,000	1,616,613
Texas Transportation Commission, General Obligation, TX:
5.00%, 4/1/2026	3,555,000	3,613,610
5.00%, 4/1/2027	5,000,000	5,202,963
Texas Water Development Board Revenue, TX:
Series A, 5.00%, 10/15/2028	3,750,000	4,031,202
Series A, 5.00%, 10/15/2029	2,285,000	2,499,471
Tomball Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2026 (c)	4,250,000	4,306,357
University of Houston Revenue, TX Series A, 5.00%, 2/15/2028	2,870,000	3,029,153
Wylie Independent School District/Collin County, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2028 (c)	1,000,000	1,069,182
		372,769,039
U. S. VIRGIN ISLANDS — 0.0% *
Virgin Islands Transportation & Infrastructure Corp. Revenue, VI 5.00%, 9/1/2028	1,000,000	1,055,491
UTAH — 0.4%
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	6,095,000	6,328,454
Series A, 5.00%, 7/1/2028	3,750,000	3,964,106
Security Description	Principal Amount	Value
Nebo School District, General Obligation, UT School Bond Guaranty, 5.00%, 7/1/2027	$4,000,000	$4,186,539
		14,479,099
VIRGINIA — 2.1%
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	1,750,000	1,830,148
County of Fairfax, General Obligation, VA Series A, State Aid Withholding, 4.00%, 10/1/2026	6,000,000	6,098,002
County of Loudoun, General Obligation, VA:
Series A, State Aid Withholding, 5.00%, 12/1/2026	9,295,000	9,606,240
Series A, State Aid Withholding, 5.00%, 12/1/2027	5,000,000	5,286,475
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.00%, 7/1/2027	5,265,000	5,509,944
Norfolk Economic Development Authority Revenue, VA Series B, VRN, 5.00%, 11/1/2048 (a)	2,210,000	2,343,145
Virginia College Building Authority Revenue, VA:
Series A, 5.00%, 2/1/2026	1,000,000	1,012,800
Series A, 5.00%, 2/1/2027	10,000,000	10,367,959
Series B, 5.00%, 2/1/2029	6,580,000	7,101,018
Virginia Commonwealth Transportation Board Revenue, VA:
5.00%, 5/15/2026	5,000,000	5,094,714
5.00%, 5/15/2028	7,000,000	7,449,429
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	10,000,000	10,489,615
		72,189,489
WASHINGTON — 4.5%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	1,600,000	1,688,297
City of Seattle Municipal Light & Power Revenue, WA 5.00%, 7/1/2027	3,000,000	3,138,708
City of Seattle, General Obligation, WA Series A, 5.00%, 11/1/2028	1,595,000	1,715,551

See accompanying notes to financial statements.
110

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
County of King Sewer Revenue, WA:
Series B, 0.88%, 1/1/2042 (a)	$1,000,000	$983,231
Series A, 5.00%, 1/1/2026	1,750,000	1,768,017
Series A, 5.00%, 1/1/2027	1,000,000	1,033,983
Series A, 5.00%, 1/1/2028	3,250,000	3,439,121
County of King, General Obligation, WA Series A, 5.00%, 7/1/2029	3,750,000	4,081,272
Energy Northwest Revenue, WA:
Series A, 5.00%, 7/1/2026	4,000,000	4,090,084
Series B, 5.00%, 7/1/2026	7,275,000	7,438,840
Series B, 5.00%, 7/1/2028	5,000,000	5,341,810
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA:
Series A, 5.00%, 1/1/2028	1,000,000	1,056,946
Series B, 5.00%, 1/1/2027	2,000,000	2,068,564
Series B, 5.00%, 1/1/2029	1,750,000	1,883,771
King County School District No. 401 Highline, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	1,660,000	1,815,327
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	1,415,000	1,519,480
Port of Seattle Revenue, WA Series A, 5.00%, 3/1/2029	1,485,000	1,601,433
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,084,830
Snohomish County School District No. 6 Mukilteo, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	9,000,000	9,290,623
State of Washington, General Obligation, WA:
Series R-2022C, 4.00%, 7/1/2027	1,375,000	1,414,476
Series R-2022D, 4.00%, 7/1/2026	3,500,000	3,548,333
Series R-2025A, 4.00%, 7/1/2026	10,000,000	10,138,094
Series A, 5.00%, 8/1/2026	1,515,000	1,553,638
Series A, 5.00%, 8/1/2028	3,555,000	3,804,961
Series R-2024A, 5.00%, 2/1/2026	7,575,000	7,675,385
Series R-2024B, 5.00%, 6/1/2026	3,000,000	3,063,821
Series R-2024B, 5.00%, 6/1/2028	9,755,000	10,404,520
Series R-2024C, 5.00%, 8/1/2028	14,500,000	15,515,084
Security Description	Principal Amount	Value
Series R-2025A, 5.00%, 7/1/2028	$5,000,000	$5,343,302
Series R-2025B, 5.00%, 7/1/2026	10,000,000	10,236,183
Series R-2025B, 5.00%, 7/1/2028	5,000,000	5,343,302
Series R-2025B, 5.00%, 7/1/2029	5,000,000	5,439,715
University of Washington Revenue, WA:
Series A, 5.00%, 4/1/2028	3,000,000	3,182,847
Series A, 5.00%, 4/1/2029	7,275,000	7,857,426
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2027	2,175,000	2,261,547
		151,822,522
WEST VIRGINIA — 0.0% *
West Virginia Economic Development Authority Revenue, WV Series A, VRN, 3.70%, 12/1/2042 (a)	1,000,000	1,006,814
WISCONSIN — 2.2%
City of Madison, General Obligation, WI Series B, 5.00%, 10/1/2029	7,745,000	8,460,090
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	8,325,000	8,516,954
Green Bay Area Public School District, General Obligation, WI 5.00%, 4/1/2029	1,450,000	1,567,414
Public Finance Authority Revenue, WI:
Series 1, VRN, 4.00%, 8/1/2059 (a)	3,267,000	3,271,052
Series 2024-2, VRN, 4.00%, 8/1/2059 (a)	2,500,000	2,496,460
Racine Unified School District, General Obligation, WI Assured Guaranty Inc., 5.00%, 4/1/2030 (c)	2,000,000	2,184,128
State of Wisconsin, General Obligation, WI:
Series 2021-2, 5.00%, 5/1/2026	2,250,000	2,293,755
Series 2024-2, 5.00%, 5/1/2026	6,000,000	6,116,681
Series 2024-2, 5.00%, 5/1/2029	4,500,000	4,891,752
Series B, 5.00%, 5/1/2026	5,900,000	6,014,736
Series B, 5.00%, 5/1/2027	6,070,000	6,334,220
Series B, 5.00%, 5/1/2028	5,565,000	5,938,023
Wisconsin Department of Transportation Revenue, WI:
Series 1, 5.00%, 7/1/2028	4,485,000	4,796,806

See accompanying notes to financial statements.
111

SPDR NUVEEN ICE SHORT TERM MUNICIPAL BOND ETF
(formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 1, 5.00%, 7/1/2029	$4,225,000	$4,601,392
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.30%, 8/15/2028	2,500,000	2,476,781
Series B, 5.00%, 10/1/2029 (b)	3,000,000	3,238,987
		73,199,231
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,311,430,689)		3,322,991,788
	Shares
SHORT-TERM INVESTMENT — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f) (Cost $56,155,426)	56,155,426	56,155,426
TOTAL INVESTMENTS — 99.1% (Cost $3,367,586,115)		3,379,147,214
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		29,103,801
NET ASSETS — 100.0%		$3,408,251,015

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.5%
Assured Guaranty, Inc.	1.3%
Build America Mutual Assurance Corp.	0.4%
National Public Finance Guarantee Corp.	0.0% *
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,322,991,788	$—	$3,322,991,788
Short-Term Investment	56,155,426	—	—	56,155,426
TOTAL INVESTMENTS	$56,155,426	$3,322,991,788	$—	$3,379,147,214

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,670,999	$40,670,999	$1,011,237,824	$995,753,397	$—	$—	56,155,426	$56,155,426	$1,378,210
See accompanying notes to financial statements.
112

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 15.5%
AEROSPACE & DEFENSE — 0.1%
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (a)	$6,797,000	$2,653,821
AUTO MANUFACTURERS — 1.4%
Ford Motor Co. Zero Coupon, 3/15/2026	29,911,000	29,508,996
Li Auto, Inc. 0.25%, 5/1/2028	11,578,000	13,763,347
Lucid Group, Inc. 1.25%, 12/15/2026 (a)	11,950,000	10,438,206
		53,710,549
BIOTECHNOLOGY — 1.3%
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027	7,911,000	7,452,716
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	9,925,000	9,302,702
2.50%, 3/15/2027 (b)	6,045,000	7,548,936
Guardant Health, Inc. Zero Coupon, 11/15/2027	6,308,000	5,718,454
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	10,655,000	10,603,110
Ionis Pharmaceuticals, Inc. Zero Coupon, 4/1/2026	8,915,000	8,996,929
		49,622,847
COMMERCIAL SERVICES — 1.2%
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	6,338,000	6,154,959
Block, Inc.:
Zero Coupon, 5/1/2026 (b)	7,510,000	7,192,627
0.25%, 11/1/2027 (b)	7,313,000	6,552,594
Shift4 Payments, Inc. Zero Coupon, 12/15/2025 (b)	9,212,000	11,624,623
Stride, Inc. 1.13%, 9/1/2027 (b)	5,630,000	15,665,982
		47,190,785
COMPUTERS — 0.6%
Lumentum Holdings, Inc. 0.50%, 12/15/2026 (b)	13,705,000	16,089,944
Rapid7, Inc. 0.25%, 3/15/2027	7,900,000	7,308,922
		23,398,866
DIVERSIFIED FINANCIAL SERVICES — 0.1%
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (a)	4,702,000	5,171,071
ELECTRONICS — 0.2%
Itron, Inc. Zero Coupon, 3/15/2026	6,139,000	6,947,568
Security Description	Principal Amount	Value
ENERGY-ALTERNATE SOURCES — 0.6%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	$8,270,000	$7,914,390
Zero Coupon, 3/1/2028 (b)	7,985,000	6,537,399
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025 (b)	3,205,000	3,109,812
XPLR Infrastructure LP Zero Coupon, 11/15/2025 (a)	6,490,000	6,312,693
		23,874,294
ENTERTAINMENT — 1.1%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	6,335,000	13,422,028
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	16,882,000	15,115,299
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026	7,294,000	7,072,335
Vail Resorts, Inc. Zero Coupon, 1/1/2026	7,454,000	7,288,968
		42,898,630
FOOD — 0.0% *
Beyond Meat, Inc. Zero Coupon, 3/15/2027	16,770,000	1,457,145
HEALTH CARE PRODUCTS — 0.8%
Exact Sciences Corp.:
0.38%, 3/15/2027	8,065,000	7,701,027
0.38%, 3/1/2028	7,658,000	6,985,704
Haemonetics Corp. Zero Coupon, 3/1/2026	3,835,000	3,699,471
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	6,204,000	6,150,459
Novocure Ltd. Zero Coupon, 11/1/2025	7,458,000	7,278,337
		31,814,998
HEALTH CARE SERVICES — 0.3%
Teladoc Health, Inc. 1.25%, 6/1/2027 (b)	13,156,000	12,124,964
INTERNET — 3.8%
Airbnb, Inc. Zero Coupon, 3/15/2026	26,304,000	25,369,156
Etsy, Inc.:
0.13%, 10/1/2026	8,855,000	8,592,361
0.13%, 9/1/2027	8,865,000	7,915,736
Expedia Group, Inc. Zero Coupon, 2/15/2026 (b)	12,948,000	12,625,336
Fiverr International Ltd. Zero Coupon, 11/1/2025	5,995,000	5,866,467
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (a)	7,490,000	7,225,603
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	7,562,000	6,759,521

See accompanying notes to financial statements.
113

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Okta, Inc.:
0.13%, 9/1/2025	$6,155,000	$6,096,835
0.38%, 6/15/2026	5,545,000	5,308,617
PDD Holdings, Inc. Zero Coupon, 12/1/2025	9,900,000	9,682,794
Sea Ltd. 0.25%, 9/15/2026	17,285,000	16,325,682
Shopify, Inc. 0.13%, 11/1/2025 (b)	12,401,000	12,598,176
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (b)	15,331,000	18,365,771
Wix.com Ltd. Zero Coupon, 8/15/2025	6,297,000	6,248,576
		148,980,631
LODGING — 0.2%
H World Group Ltd. 3.00%, 5/1/2026	6,672,000	7,061,445
MACHINERY-DIVERSIFIED — 0.3%
Middleby Corp. 1.00%, 9/1/2025	10,569,000	11,851,020
MEDIA — 0.2%
Cable One, Inc. Zero Coupon, 3/15/2026	7,955,000	7,528,930
Liberty Interactive LLC:
3.75%, 2/15/2030	6,990,000	696,554
4.00%, 11/15/2029	7,642,062	764,741
		8,990,225
PHARMACEUTICALS — 0.8%
Dexcom, Inc. 0.25%, 11/15/2025	15,710,000	15,446,858
Jazz Investments I Ltd. 2.00%, 6/15/2026	13,590,000	13,755,254
		29,202,112
REAL ESTATE — 0.2%
Redfin Corp. 0.50%, 4/1/2027	6,545,000	5,900,579
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	10,590,000	10,008,291
SEMICONDUCTORS — 0.3%
ON Semiconductor Corp. Zero Coupon, 5/1/2027	10,634,000	12,613,732
SOFTWARE — 1.5%
Akamai Technologies, Inc. 0.38%, 9/1/2027	14,684,000	14,270,205
Bentley Systems, Inc. 0.13%, 1/15/2026	7,446,000	7,377,795
Dayforce, Inc. 0.25%, 3/15/2026	7,930,000	7,642,617
Dropbox, Inc.:
Zero Coupon, 3/1/2026	9,594,000	9,484,532
Zero Coupon, 3/1/2028	9,085,000	9,220,094
Security Description	Principal Amount	Value
LivePerson, Inc. Zero Coupon, 12/15/2026	$3,835,000	$1,486,062
RingCentral, Inc. Zero Coupon, 3/15/2026	8,397,000	8,062,464
		57,543,769
TELECOMMUNICATIONS — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025	6,080,000	5,987,949
TOTAL CORPORATE BONDS & NOTES (Cost $638,115,642)		599,005,291
	Shares
COMMON STOCKS — 0.0% *
ELECTRIC UTILITIES — 0.0% *
Southern Co.	1	92
ENTERTAINMENT — 0.0% *
Take-Two Interactive Software, Inc. (c)	557	135,267
TOTAL COMMON STOCKS (Cost $54,453)		135,359
CONVERTIBLE BONDS — 70.8%
AEROSPACE & DEFENSE — 0.9%
Rocket Lab USA, Inc. (a)	4,790,000	33,638,541
AIRLINES — 0.3%
JetBlue Airways Corp. (d)	3,890,000	3,671,965
JetBlue Airways Corp. (a) (d)	7,025,000	6,479,509
		10,151,474
AUTO COMPONENTS — 1.9%
LCI Industries (a)	6,408,000	6,430,428
Lucid Group, Inc. (a)	15,280,000	14,007,023
NIO, Inc. (d)	7,755,000	5,567,392
NIO, Inc. (d)	7,955,000	5,065,346
Rivian Automotive, Inc. (d)	19,304,000	19,633,519
Rivian Automotive, Inc. (d)	22,855,000	20,585,042
Winnebago Industries, Inc.	4,865,000	4,195,528
		75,484,278
BANKS — 0.2%
BofA Finance LLC	6,900,000	6,770,487
BIOTECHNOLOGY — 2.0%
Alnylam Pharmaceuticals, Inc.	13,553,000	17,640,178
Bridgebio Pharma, Inc. (a) (b)	7,911,000	9,213,625
Cytokinetics, Inc. (b)	6,888,000	7,293,359
Guardant Health, Inc. (b)	7,375,000	8,584,721
Halozyme Therapeutics, Inc.	9,057,000	10,328,422
Immunocore Holdings PLC	5,216,000	4,494,419
Ionis Pharmaceuticals, Inc. (b)	7,600,000	7,991,476
Sarepta Therapeutics, Inc.	15,905,000	11,724,371
		77,270,571

See accompanying notes to financial statements.
114

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
BUILDING PRODUCTS — 0.2%
Meritage Homes Corp. (b)	8,045,000	$7,822,636
COMMERCIAL SERVICES & SUPPLIES — 3.5%
Affirm Holdings, Inc. (a) (b) (d)	11,867,000	12,523,957
Alarm.com Holdings, Inc. (b)	6,628,000	6,423,990
Bitdeer Technologies Group (a)	5,515,000	5,621,274
Cleanspark, Inc. (a)	8,400,000	8,220,240
Core Scientific, Inc. (a) (d)	5,920,000	10,140,842
Core Scientific, Inc. (a) (d)	8,177,000	8,921,270
Global Payments, Inc. (b)	26,262,000	23,506,591
IREN Ltd. (a)	6,180,000	6,784,775
MARA Holdings, Inc. (a) (d)	12,875,000	11,525,314
MARA Holdings, Inc. (a) (d)	11,840,000	10,105,795
Riot Platforms, Inc. (a)	8,400,000	8,702,820
Shift4 Payments, Inc. (b)	8,081,000	8,648,529
Terawulf, Inc. (a)	5,900,000	4,999,955
Tetra Tech, Inc.	8,150,000	9,168,505
		135,293,857
COMMUNICATIONS EQUIPMENT — 0.9%
Applied Digital Corp. (a)	5,780,000	7,438,802
AST SpaceMobile, Inc. (a)	5,716,000	11,404,449
InterDigital, Inc.	5,962,000	17,436,585
		36,279,836
CONSTRUCTION & ENGINEERING — 0.2%
Granite Construction, Inc.	4,490,000	6,146,092
CONSTRUCTION MATERIALS — 0.2%
Bloom Energy Corp.	5,826,000	8,227,885
ELECTRIC UTILITIES — 3.4%
Alliant Energy Corp. (a)	6,896,000	6,884,208
FirstEnergy Corp. (a)	17,769,000	17,977,075
FirstEnergy Corp. (a)	14,800,000	14,982,040
Pinnacle West Capital Corp.	7,428,000	8,019,714
Southern Co. (a)	22,202,000	22,313,454
Southern Co.	14,635,000	16,076,108
TXNM Energy, Inc.	7,199,000	9,358,916
WEC Energy Group, Inc.	12,019,000	13,547,216
WEC Energy Group, Inc.	12,252,000	14,132,560
WEC Energy Group, Inc. (a)	8,961,000	8,977,936
		132,269,227
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Itron, Inc. (b)	10,821,000	12,893,438
Mirion Technologies, Inc. (a)	5,430,000	6,283,162
		19,176,600
ENERGY EQUIPMENT & SERVICES — 0.2%
Golar LNG Ltd. (a)	6,900,000	7,084,782
ENTERTAINMENT — 1.1%
Live Nation Entertainment, Inc. (b) (d)	13,087,000	20,076,505
Live Nation Entertainment, Inc. (a) (b) (d)	14,376,000	15,639,507
Security Description	Shares	Value
Marriott Vacations Worldwide Corp.	7,745,000	$7,238,632
		42,954,644
FINANCIAL SERVICES — 2.5%
Coinbase Global, Inc. (b) (d)	16,637,000	19,253,168
Coinbase Global, Inc. (d)	15,953,000	20,892,847
JPMorgan Chase Financial Co. LLC	4,685,000	5,394,215
Qifu Technology, Inc. (a)	9,390,000	9,272,249
SoFi Technologies, Inc. (a)	11,108,000	22,636,105
Upstart Holdings, Inc. (d)	4,043,000	3,843,397
Upstart Holdings, Inc. (a) (d)	6,126,000	9,994,201
Upstart Holdings, Inc. (a) (d)	6,146,000	6,202,851
		97,489,033
FOOD PRODUCTS — 0.2%
Post Holdings, Inc.	6,756,000	7,703,529
GAS UTILITIES — 0.3%
UGI Corp.	9,146,000	12,645,717
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Alphatec Holdings, Inc. (a)	5,438,000	5,504,126
CONMED Corp.	11,125,000	10,547,279
Enovis Corp. (b)	6,533,000	6,457,805
Envista Holdings Corp.	6,830,000	6,341,996
Exact Sciences Corp. (a) (d)	7,269,000	7,372,147
Exact Sciences Corp. (a) (b) (d)	7,025,000	6,430,966
Insulet Corp.	5,004,000	7,046,333
Integer Holdings Corp. (a)	12,467,000	12,965,057
iRhythm Technologies, Inc.	8,291,000	10,593,825
Lantheus Holdings, Inc.	8,095,000	10,277,088
Merit Medical Systems, Inc. (a)	9,551,000	11,951,548
Repligen Corp.	8,262,000	8,212,428
TransMedics Group, Inc.	6,381,000	10,235,571
		113,936,169
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Haemonetics Corp. (b)	9,919,000	9,869,802
HOTELS, RESTAURANTS & LEISURE — 0.3%
NCL Corp. Ltd. (a)	4,900,000	5,246,185
Peloton Interactive, Inc.	4,290,000	7,785,192
		13,031,377
HOUSEHOLD PRODUCTS — 0.1%
Spectrum Brands, Inc.	4,336,000	3,929,066
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.2%
Alliant Energy Corp.	8,145,000	8,384,707
Array Technologies, Inc.	6,204,000	4,863,936
CenterPoint Energy, Inc. (b)	13,300,000	14,413,742
CMS Energy Corp.	10,962,000	11,662,143
Duke Energy Corp.	23,219,000	24,599,137
Evergy, Inc.	18,825,000	21,975,929
FirstEnergy Corp.	4,035,000	4,053,763
Fluence Energy, Inc. (a)	5,435,000	3,507,640
Fluor Corp. (b)	6,465,000	8,480,981

See accompanying notes to financial statements.
115

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
Granite Construction, Inc. (d)	5,187,000	$10,799,386
NextEra Energy Capital Holdings, Inc.	13,310,000	15,101,260
Ormat Technologies, Inc.	6,380,000	7,009,004
PG&E Corp.	29,119,000	28,912,546
PPL Capital Funding, Inc.	12,985,000	14,017,437
Southern Co. (d)	11,828,000	13,068,876
Stem, Inc. (a)	4,112,000	1,184,420
Sunrun, Inc.	6,525,000	4,656,501
XPLR Infrastructure LP (a) (b)	6,275,000	5,994,194
		202,685,602
INTERACTIVE MEDIA & SERVICES — 10.1%
Alibaba Group Holding Ltd.	66,010,000	84,101,361
DoorDash, Inc. (a)	36,254,000	39,241,330
Etsy, Inc.	12,870,000	11,040,529
Etsy, Inc. (a)	8,460,000	8,039,707
Hims & Hers Health, Inc. (a)	12,319,000	12,835,659
JD.com, Inc.	26,575,000	27,751,475
Lyft, Inc. (b)	6,379,000	6,836,502
MakeMyTrip Ltd. (a)	15,900,000	16,919,031
Sea Ltd.	14,906,000	26,450,697
Snap, Inc. (b) (d)	4,843,000	4,382,528
Snap, Inc. (d)	9,175,000	7,938,760
Snap, Inc. (b)	9,925,000	8,425,134
Spotify USA, Inc.	19,620,000	29,722,338
Trip.com Group Ltd.	20,182,000	22,366,500
Trump Media & Technology Group Corp. (a)	10,850,000	10,258,892
Uber Technologies, Inc.	22,810,000	32,559,450
Uber Technologies, Inc. (a)	15,296,000	16,267,908
Upwork, Inc.	5,139,000	4,843,251
Wayfair, Inc. (d)	8,462,000	9,669,273
Wayfair, Inc. (d)	9,731,000	13,153,003
		392,803,328
INVESTMENT COMPANY SECURITIES — 0.4%
Bitdeer Technologies Group (a)	4,900,000	4,731,195
IREN Ltd. (a)	6,936,000	8,980,941
		13,712,136
IT SERVICES — 5.4%
CyberArk Software Ltd. (a)	15,922,000	16,368,134
Lumentum Holdings, Inc. (b) (d)	11,150,000	11,522,298
Lumentum Holdings, Inc. (b) (d)	8,350,000	12,825,767
Parsons Corp. (b)	10,275,000	10,934,758
Rubrik, Inc. (a)	15,395,000	16,142,273
Seagate HDD Cayman	19,620,000	35,335,228
Super Micro Computer, Inc. (d)	22,925,000	24,033,653
Super Micro Computer, Inc. (a) (d)	8,500,000	9,915,250
Super Micro Computer, Inc. (a)	26,760,000	29,947,384
Varonis Systems, Inc. (a)	6,195,000	6,288,978
Western Digital Corp.	21,300,000	38,212,839
		211,526,562
LEISURE EQUIPMENT & PRODUCTS — 1.4%
Carnival Corp.	14,550,000	31,906,258
Security Description	Shares	Value
NCL Corp. Ltd. (b) (d)	15,406,000	$15,159,196
NCL Corp. Ltd. (d)	6,304,000	6,289,375
		53,354,829
MACHINERY — 1.7%
Axon Enterprise, Inc.	3,750,000	13,574,475
B2Gold Corp. (a)	6,178,000	8,284,575
Bloom Energy Corp. (d)	8,900,000	13,169,063
Greenbrier Cos., Inc.	5,176,000	5,505,038
JBT Marel Corp.	5,367,000	5,332,329
MP Materials Corp. (a)	11,406,000	19,738,767
		65,604,247
MEDIA — 1.7%
Centrus Energy Corp. (a)	5,667,000	11,651,239
Liberty Broadband Corp. (a) (d)	12,883,000	12,902,196
Liberty Media Corp. (a)	15,007,000	23,077,614
Liberty Media Corp.-Liberty Formula One	6,778,000	9,084,824
Sirius XM Holdings, Inc.	7,834,000	8,166,005
		64,881,878
OFFICE ELECTRONICS — 0.7%
Advanced Energy Industries, Inc.	7,825,000	9,377,480
OSI Systems, Inc. (a)	4,344,000	5,874,652
Vishay Intertechnology, Inc.	10,475,000	9,435,147
Xerox Holdings Corp.	5,925,000	3,434,722
		28,122,001
OIL, GAS & CONSUMABLE FUELS — 0.3%
Kosmos Energy Ltd.	5,270,000	3,597,197
Northern Oil & Gas, Inc.	6,729,000	7,051,857
		10,649,054
PERSONAL CARE PRODUCTS — 0.2%
Oddity Finance LLC (a)	7,500,000	8,145,075
PHARMACEUTICALS — 1.0%
Ascendis Pharma AS	7,304,000	9,158,851
Dexcom, Inc.	16,910,000	15,892,356
Jazz Investments I Ltd. (a) (b)	13,237,000	14,078,476
		39,129,683
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
Digital Realty Trust LP (a) (b)	14,759,000	15,516,137
Federal Realty OP LP (a)	6,892,000	6,879,457
HAT Holdings I LLC/HAT Holdings II LLC (a)	5,739,000	6,631,472
Rexford Industrial Realty LP (a) (d)	7,887,000	7,838,968
Rexford Industrial Realty LP (a) (d)	7,937,000	7,756,354
Starwood Property Trust, Inc.	5,200,000	5,459,324
Ventas Realty LP	11,139,000	13,207,401
Welltower OP LLC (a) (d)	13,430,000	21,806,828
Welltower OP LLC (a) (b) (d)	13,732,000	18,219,068
		103,315,009

See accompanying notes to financial statements.
116

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.	5,290,000	$5,197,425
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Microchip Technology, Inc.	16,770,000	16,487,761
MKS, Inc.	18,637,000	18,419,693
ON Semiconductor Corp.	19,450,000	18,008,171
Synaptics, Inc. (a) (b)	5,847,000	5,530,736
		58,446,361
SOFTWARE — 13.2%
Akamai Technologies, Inc.	16,025,000	15,205,161
Akamai Technologies, Inc. (a)	23,191,000	23,947,027
Bentley Systems, Inc.	8,150,000	7,695,800
Bill Holdings, Inc. (a) (b)	18,763,000	15,824,151
BlackLine, Inc. (b)	8,691,000	9,234,187
Box, Inc. (a)	6,215,000	6,400,518
Cloudflare, Inc.	17,325,000	20,489,931
Cloudflare, Inc. (a)	24,870,000	26,848,408
Confluent, Inc.	14,461,000	13,484,449
CSG Systems International, Inc.	5,620,000	6,348,352
Datadog, Inc. (a) (b) (d)	13,807,000	13,195,350
DigitalOcean Holdings, Inc. (b)	20,207,000	18,886,473
Evolent Health, Inc.	5,610,000	4,761,656
Five9, Inc. (b)	9,925,000	8,697,575
Guidewire Software, Inc. (a)	9,271,000	10,942,932
Jamf Holding Corp.	5,305,000	4,972,323
MicroStrategy, Inc. (a) (d)	12,756,000	29,834,753
MicroStrategy, Inc. (a) (d)	40,075,000	37,914,557
MicroStrategy, Inc. (d)	10,552,000	29,332,133
MicroStrategy, Inc. (d)	8,394,000	15,897,145
MicroStrategy, Inc. (a) (b) (d)	25,140,000	29,379,861
MicroStrategy, Inc.	10,975,000	23,530,729
Nebius Group NV (a)	6,420,000	8,132,856
Nebius Group NV (a)	6,420,000	8,450,845
Nutanix, Inc. (d)	6,029,000	8,491,545
Nutanix, Inc. (a) (b) (d)	11,606,000	13,130,564
PagerDuty, Inc.	4,235,000	4,043,409
Progress Software Corp. (d)	5,150,000	6,133,907
Progress Software Corp. (b) (d)	6,125,000	7,101,019
Snowflake, Inc. (a) (d)	14,888,000	22,585,394
Snowflake, Inc. (a) (d)	15,119,000	23,532,875
Tempus AI, Inc. (a) (e)	2,964,000	2,984,007
Tyler Technologies, Inc.	7,477,000	9,206,505
Unity Software, Inc. (d)	6,371,000	5,933,695
Unity Software, Inc. (a) (d)	9,002,000	9,222,009
Workiva, Inc.	9,806,000	9,095,849
		510,867,950
SPECIALTY RETAIL — 2.0%
Cheesecake Factory, Inc. (a)	7,413,000	8,036,804
Freshpet, Inc.	5,654,000	7,027,583
GameStop Corp. (a) (b)	20,030,000	21,707,713
GameStop Corp. (a) (b)	35,255,000	37,752,817
Security Description	Shares	Value
Guess?, Inc.	4,935,000	$4,673,099
		79,198,016
TRANSPORTATION INFRASTRUCTURE — 0.5%
World Kinect Corp.	4,950,000	5,749,722
ZTO Express Cayman, Inc. (b)	13,731,000	13,632,137
		19,381,859
WATER UTILITIES — 0.4%
American Water Capital Corp.	13,700,000	13,759,047
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
GDS Holdings Ltd. (a)	7,400,000	8,410,026
TOTAL CONVERTIBLE BONDS (Cost $2,462,546,729)		2,746,365,691
CONVERTIBLE FOREIGN BONDS — 0.4%
BANKS — 0.3%
Barclays Bank PLC 1.00%	10,300,000	11,143,467
INTERACTIVE MEDIA & SERVICES — 0.1%
iQIYI, Inc. 6.50%	4,500,000	4,487,355
TOTAL CONVERTIBLE FOREIGN BONDS (Cost $15,321,728)		15,630,822
PREFERRED STOCKS — 6.6%
BANKS — 3.8%
Bank of America Corp. 7.25%, 12/31/2049	40,393	48,996,709
KKR & Co., Inc. 6.25%, 3/1/2028	670,800	35,954,880
Wells Fargo & Co. 7.50%, 12/31/2049	52,118	61,193,307
		146,144,896
ELECTRIC UTILITIES — 0.5%
NextEra Energy, Inc. 6.93%, 9/1/2025	516,444	20,523,485
FINANCIAL SERVICES — 0.8%
AMG Capital Trust II 5.15%, 10/15/2037	93,148	5,032,777
Apollo Global Management, Inc. 6.75%, 7/31/2026	364,840	27,308,274
		32,341,051
HEALTH CARE PROVIDERS & SERVICES — 0.2%
BrightSpring Health Services, Inc. 6.75%, 2/1/2027	92,000	7,594,600
MACHINERY — 0.1%
Chart Industries, Inc. 6.75%, 12/15/2025	88,590	5,350,836

See accompanying notes to financial statements.
117

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Microchip Technology, Inc. 7.50%, 3/15/2028 (b)	389,800	$25,976,272
SOFTWARE — 0.5%
MicroStrategy, Inc. 8.00%, 12/31/2099	144,000	17,425,440
TOTAL PREFERRED STOCKS (Cost $255,147,201)		255,356,580
CONVERTIBLE PREFERRED STOCKS — 6.6%
AEROSPACE & DEFENSE — 2.6%
Boeing Co. 6.00%, 10/15/2027	1,507,950	102,540,600
CHEMICALS — 0.5%
Albemarle Corp. 7.25%, 3/1/2027	612,000	19,645,200
COMMERCIAL SERVICES — 0.4%
Shift4 Payments, Inc. 6.00%, 5/1/2028	124,200	14,307,840
DIVERSIFIED FINANCIAL SERVICES — 0.5%
ARES Management Corp. Series B, 6.75%, 10/1/2027	402,333	21,323,649
ELECTRIC — 1.8%
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (f)	198,116	9,551,965
NextEra Energy, Inc.:
7.23%, 11/1/2027	400,000	17,700,000
7.30%, 6/1/2027	525,000	24,722,250
PG&E Corp. Series A, 6.00%, 12/1/2027	428,000	16,092,800
		68,067,015
IT SERVICES — 0.6%
Hewlett Packard Enterprise Co. 7.63%, 9/1/2027	398,500	23,463,680
RETAIL — 0.2%
QXO, Inc. 5.50%, 5/15/2028	130,900	8,114,491
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $257,087,892)		257,462,475
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (g) (h)	22,364,336	$22,364,336
State Street Navigator Securities Lending Portfolio II (i) (j)	231,756,636	231,756,636
TOTAL SHORT-TERM INVESTMENTS (Cost $254,120,972)		254,120,972
TOTAL INVESTMENTS — 106.4% (Cost $3,882,394,617)		4,128,077,190
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(248,522,849)
NET ASSETS — 100.0%		$3,879,554,341
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 30.2% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2025.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
118

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$599,005,291	$—	$599,005,291
Common Stocks	135,359	—	—	135,359
Convertible Bonds	—	2,746,365,691	—	2,746,365,691
Convertible Foreign Bonds	—	15,630,822	—	15,630,822
Convertible Preferred Stocks	257,462,475	—	—	257,462,475
Preferred Stocks	250,323,803	5,032,777	—	255,356,580
Short-Term Investments	254,120,972	—	—	254,120,972
TOTAL INVESTMENTS	$762,042,609	$3,366,034,581	$—	$4,128,077,190

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,806,609	$6,808,651	$73,286,052	$80,094,703	$52	$(52)	—	$—	$128,922
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	462,238,756	439,874,420	—	—	22,364,336	22,364,336	406,508
State Street Navigator Securities Lending Portfolio II	155,393,618	155,393,618	1,347,719,497	1,271,356,479	—	—	231,756,636	231,756,636	795,302
Total		$162,202,269	$1,883,244,305	$1,791,325,602	$52	$(52)		$254,120,972	$1,330,732
See accompanying notes to financial statements.
119

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 1.1%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$6,319,800	$4,926,726
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a) (b)	8,693,000	8,038,243
7.75%, 4/15/2028 (a) (b)	7,842,000	7,421,041
7.88%, 4/1/2030 (a)	8,525,000	8,798,653
9.00%, 9/15/2028 (a) (b)	6,389,000	6,694,650
CMG Media Corp. 8.88%, 6/18/2029 (a)	3,649,000	3,471,075
Lamar Media Corp.:
3.63%, 1/15/2031	3,139,000	2,897,109
3.75%, 2/15/2028	4,690,000	4,543,531
4.00%, 2/15/2030	2,621,000	2,503,474
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	21,159,000	20,604,423
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 1/15/2029 (a)	5,145,800	4,928,338
Stagwell Global LLC 5.63%, 8/15/2029 (a)	8,717,000	8,341,036
		83,168,299
AEROSPACE & DEFENSE — 2.6%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	6,755,000	6,997,910
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	6,233,000	6,264,227
6.75%, 6/15/2033 (a)	4,384,000	4,541,166
7.00%, 6/1/2032 (a) (b)	7,779,000	8,104,162
7.13%, 6/15/2026 (a) (b)	63,000	63,122
7.25%, 7/1/2031 (a) (b)	6,517,000	6,836,724
7.50%, 2/1/2029 (a) (b)	6,295,000	6,605,973
7.88%, 4/15/2027 (a)	246,000	247,346
8.75%, 11/15/2030 (a)	4,546,000	4,924,136
Efesto Bidco SpA Efesto U.S. LLC Series XR, 7.50%, 2/15/2032 (a)	6,178,000	6,273,203
Goat Holdco LLC 6.75%, 2/1/2032 (a)	4,778,160	4,864,406
Spirit AeroSystems, Inc.:
9.38%, 11/30/2029 (a)	5,442,040	5,789,025
9.75%, 11/15/2030 (a)	8,329,200	9,198,019
TransDigm, Inc.:
4.63%, 1/15/2029	8,096,600	7,942,441
4.88%, 5/1/2029	3,017,000	2,961,638
6.00%, 1/15/2033 (a)	13,634,500	13,710,990
6.38%, 3/1/2029 (a)	23,958,000	24,636,251
6.38%, 5/31/2033 (a)	20,750,000	20,847,110
6.63%, 3/1/2032 (a)	15,260,000	15,805,545
Security Description	Principal Amount	Value
6.75%, 8/15/2028 (a)	$18,084,800	$18,470,549
6.88%, 12/15/2030 (a)	13,650,700	14,163,693
7.13%, 12/1/2031 (a)	6,035,000	6,325,223
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	4,811,000	5,027,543
		200,600,402
AGRICULTURE — 0.1%
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	8,093,800	8,202,904
AIRLINES — 1.4%
Air Canada 3.88%, 8/15/2026 (a)	8,523,000	8,439,986
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	5,950,000	5,949,048
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	10,210,000	10,422,470
8.50%, 5/15/2029 (a) (b)	9,821,800	10,291,478
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	18,488,022	18,531,099
Avianca Midco 2 PLC:
9.00%, 12/1/2028 (a)	9,086,500	8,624,626
9.63%, 2/14/2030 (a)	7,850,000	7,237,386
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a) (b)	17,290,800	16,832,248
OneSky Flight LLC 8.88%, 12/15/2029 (a)	6,083,000	6,331,795
United Airlines, Inc. 4.63%, 4/15/2029 (a)	1,299,000	1,261,264
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	7,336,000	6,864,075
7.88%, 5/1/2027 (a) (b)	5,862,000	5,899,869
9.50%, 6/1/2028 (a) (b)	3,471,000	3,565,134
		110,250,478
APPAREL — 0.3%
Beach Acquisition Bidco LLC 10.00%, 7/15/2033 (a) (c)	4,684,000	4,871,828
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	3,722,300	3,968,940
Hanesbrands, Inc. 9.00%, 2/15/2031 (a) (b)	4,027,000	4,262,620
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	3,401,000	3,111,507
S&S Holdings LLC 8.38%, 10/1/2031 (a)	6,203,000	6,061,634
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	5,156,000	4,620,910
		26,897,439
AUTO MANUFACTURERS — 1.1%
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	6,689,000	6,134,549

See accompanying notes to financial statements.
120

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a) (b)	$8,966,800	$8,513,708
Jaguar Land Rover Automotive PLC 5.88%, 1/15/2028 (a)	4,726,490	4,747,286
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	4,820,000	4,911,532
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	3,610,000	3,809,272
Nissan Motor Acceptance Co. LLC:
1.85%, 9/16/2026 (a)	10,468,000	9,994,218
2.75%, 3/9/2028 (a) (b)	7,082,800	6,458,805
7.05%, 9/15/2028 (a)	13,545,800	13,780,820
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	12,798,000	12,288,768
4.81%, 9/17/2030 (a)	16,990,800	15,499,687
PM General Purchaser LLC 9.50%, 10/1/2028 (a) (b)	5,108,000	3,561,042
		89,699,687
AUTO PARTS & EQUIPMENT — 1.6%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	1,474,000	1,517,100
7.50%, 2/15/2033 (a) (b)	7,591,000	7,769,465
8.25%, 4/15/2031 (a) (b)	3,429,000	3,601,856
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (b)	6,666,600	6,103,072
Aptiv Swiss Holdings Ltd. 5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (d)	3,893,000	3,910,519
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	2,623,630	2,693,287
6.75%, 2/15/2030 (a)	10,037,000	10,436,874
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	6,035,000	4,672,116
Forvia SE 8.00%, 6/15/2030 (a) (b)	5,550,700	5,691,521
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	9,001,000	9,369,411
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029 (b)	7,779,500	7,602,750
5.25%, 4/30/2031 (b)	5,977,000	5,736,784
5.25%, 7/15/2031 (b)	3,193,500	3,063,557
6.63%, 7/15/2030	3,550,000	3,622,562
Phinia, Inc. 6.75%, 4/15/2029 (a)	6,892,000	7,106,893
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	6,417,360	4,610,681
Tenneco, Inc. 8.00%, 11/17/2028 (a)	14,418,600	14,257,544
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	6,229,800	5,998,861
Security Description	Principal Amount	Value
6.88%, 4/14/2028 (a)	$5,100,000	$5,111,220
6.88%, 4/23/2032 (a)	5,822,800	5,378,753
7.13%, 4/14/2030 (a)	5,593,000	5,466,486
		123,721,312
BANKS — 0.2%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	3,321,800	3,331,058
7.63%, 5/1/2026 (a)	10,000	10,129
12.00%, 10/1/2028 (a)	5,979,800	6,430,258
12.25%, 10/1/2030 (a)	3,333,000	3,695,564
UniCredit SpA 5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (d)	1,155,200	1,147,749
		14,614,758
BEVERAGES — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	7,933,000	7,693,661
6.25%, 4/1/2029 (a)	3,939,000	3,968,346
		11,662,007
CHEMICALS — 3.0%
Avient Corp.:
6.25%, 11/1/2031 (a)	6,892,000	6,946,516
7.13%, 8/1/2030 (a)	2,092,600	2,157,533
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	1,802,000	1,899,110
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	4,503,000	4,259,568
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	1,686,000	1,675,024
Celanese U.S. Holdings LLC:
6.42%, 7/15/2027 (e)	11,074,000	11,467,791
6.50%, 4/15/2030 (b)	6,331,800	6,477,938
6.58%, 7/15/2029 (e)	5,577,000	5,814,748
6.63%, 7/15/2032 (b) (e)	8,684,000	9,075,996
6.75%, 4/15/2033 (b)	7,090,000	7,162,814
6.85%, 11/15/2028 (e)	6,750,000	7,091,685
7.05%, 11/15/2030 (e)	8,394,000	8,832,922
7.20%, 11/15/2033 (b) (e)	8,469,000	8,994,501
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	7,620,800	7,904,980
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	3,691,950	3,218,051
5.75%, 11/15/2028 (a)	9,322,800	8,735,464
8.00%, 1/15/2033 (a)	5,798,000	5,425,131
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a) (b)	4,920,800	4,216,929
12.00%, 2/15/2031 (a) (b)	5,141,600	5,056,044

See accompanying notes to financial statements.
121

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	$5,218,000	$5,217,374
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	3,078,000	2,977,657
FMC Corp. 5 yr. CMT + 4.37%, 8.45%, 11/1/2055 (d)	7,460,700	7,653,111
INEOS Finance PLC 7.50%, 4/15/2029 (a) (b)	4,658,900	4,672,411
Ingevity Corp. 3.88%, 11/1/2028 (a)	5,216,000	4,970,379
Methanex Corp. 5.13%, 10/15/2027	5,122,000	5,099,975
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a)	5,888,800	5,868,896
OCI NV 6.70%, 3/16/2033 (a)	2,245,000	2,490,311
Olin Corp. 6.63%, 4/1/2033 (a)	6,522,570	6,426,362
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	8,095,000	7,704,173
7.25%, 6/15/2031 (a)	7,884,800	8,044,783
9.75%, 11/15/2028 (a)	10,414,000	10,965,421
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a) (b)	8,938,000	8,692,294
6.63%, 5/1/2029 (a)	3,948,000	3,871,054
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	4,899,000	4,867,303
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	5,866,000	5,684,037
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	9,309,000	8,029,757
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	6,313,500	4,336,933
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	2,469,970	2,450,976
5.63%, 8/15/2029 (a)	9,882,200	8,946,158
		235,382,110
COAL — 0.1%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	5,536,750	5,157,040
COMMERCIAL SERVICES — 5.4%
ADT Security Corp. 4.13%, 8/1/2029 (a)	5,910,000	5,703,032
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	13,116,000	13,418,324
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	15,807,000	16,524,638
Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	$6,712,000	$6,528,762
6.88%, 6/15/2030 (a)	8,474,000	8,588,060
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	15,714,000	15,237,989
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	5,628,800	5,249,644
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	2,888,000	2,802,659
5.38%, 3/1/2029 (a) (b)	6,173,000	5,948,611
8.00%, 2/15/2031 (a) (b)	3,949,450	4,088,155
8.25%, 1/15/2030 (a) (b)	4,934,000	5,150,800
8.38%, 6/15/2032 (a)	6,275,000	6,565,219
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	8,671,000	8,733,604
Block, Inc.:
3.50%, 6/1/2031	8,889,900	8,161,639
6.50%, 5/15/2032	14,542,000	15,010,979
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	16,397,600	17,415,891
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	5,459,000	5,261,384
Cimpress PLC 7.38%, 9/15/2032 (a) (b)	5,181,000	4,946,456
CoreCivic, Inc. 8.25%, 4/15/2029 (b)	5,367,000	5,695,299
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	4,009,000	4,059,834
EquipmentShare.com, Inc.:
8.00%, 3/15/2033 (a)	4,196,000	4,398,835
8.63%, 5/15/2032 (a)	5,686,000	6,053,259
9.00%, 5/15/2028 (a) (b)	7,613,740	8,049,170
Garda World Security Corp.:
6.00%, 6/1/2029 (a) (b)	3,581,000	3,493,803
8.25%, 8/1/2032 (a)	5,436,000	5,586,360
8.38%, 11/15/2032 (a)	8,200,900	8,425,441
GEO Group, Inc.:
8.63%, 4/15/2029	4,371,000	4,627,184
10.25%, 4/15/2031	6,351,000	6,968,190
Herc Holdings, Inc.:
6.63%, 6/15/2029 (a)	9,477,000	9,728,330
7.00%, 6/15/2030 (a)	11,392,000	11,927,424
7.25%, 6/15/2033 (a)	8,211,000	8,605,374
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	3,669,000	3,293,735
5.00%, 12/1/2029 (a) (b)	6,400,000	4,500,032
12.63%, 7/15/2029 (a) (b)	9,640,800	10,082,445
IHS Markit Ltd. 4.25%, 5/1/2029	15,000	14,453

See accompanying notes to financial statements.
122

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	$4,876,000	$4,793,108
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	4,910,800	4,395,019
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	6,261,000	6,085,191
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	6,314,800	4,882,603
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	4,758,740	4,603,605
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	7,170,000	6,884,275
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	10,869,000	10,861,392
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (a)	10,757,000	10,757,107
Service Corp. International:
3.38%, 8/15/2030	6,131,000	5,647,387
4.00%, 5/15/2031	5,708,740	5,349,318
5.75%, 10/15/2032	7,327,000	7,407,597
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/2032 (a)	12,836,000	13,340,583
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	7,170,000	6,731,913
United Rentals North America, Inc.:
3.75%, 1/15/2032	6,519,000	5,988,549
3.88%, 2/15/2031	8,485,000	7,976,579
6.13%, 3/15/2034 (a)	7,179,000	7,404,277
Valvoline, Inc. 3.63%, 6/15/2031 (a)	3,236,000	2,928,645
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	11,248,200	12,182,813
VT Topco, Inc. 8.50%, 8/15/2030 (a)	1,609,000	1,708,903
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	7,230,000	7,600,610
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	568,400	566,854
WEX, Inc. 6.50%, 3/15/2033 (a)	6,516,800	6,573,431
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	4,311,800	4,259,412
6.63%, 6/15/2029 (a)	6,165,000	6,336,449
6.63%, 4/15/2030 (a)	3,341,000	3,469,762
7.38%, 10/1/2031 (a)	3,939,000	4,142,174
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	5,222,000	4,458,596
		428,181,166
Security Description	Principal Amount	Value
COMPUTERS — 0.4%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	$5,092,900	$4,870,239
Crane NXT Co. 4.20%, 3/15/2048	133,000	80,341
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	2,733,100	2,580,976
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	16,101,000	15,199,505
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	6,081,300	6,015,622
5.13%, 4/15/2029 (a)	600	591
		28,747,274
CONSTRUCTION MATERIALS — 2.4%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	1,908,000	867,797
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	4,670,000	4,957,485
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	8,862,000	8,206,567
6.38%, 6/15/2032 (a)	4,732,000	4,862,792
6.38%, 3/1/2034 (a)	10,121,240	10,310,608
6.75%, 5/15/2035 (a)	7,036,000	7,244,828
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	6,388,700	5,892,298
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	3,777,000	3,480,317
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	3,422,000	3,167,882
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	17,617,000	18,027,476
6.75%, 7/15/2031 (a)	7,096,000	7,346,205
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	7,128,400	7,284,084
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	6,956,100	7,137,446
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	3,810,000	3,624,834
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	5,330,000	5,335,597
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	5,507,000	4,472,400
Quikrete Holdings, Inc.:
6.38%, 3/1/2032 (a)	31,368,000	32,275,476
6.75%, 3/1/2033 (a)	9,931,000	10,244,124

See accompanying notes to financial statements.
123

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	$7,093,000	$7,076,686
8.88%, 11/15/2031 (a) (b)	12,244,490	12,845,817
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	7,814,960	8,000,409
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	8,270,400	7,427,646
4.38%, 7/15/2030 (a)	6,904,000	6,534,360
Wilsonart LLC 11.00%, 8/15/2032 (a) (b)	4,822,000	4,399,979
		191,023,113
DISTRIBUTION & WHOLESALE — 0.4%
Gates Corp. 6.88%, 7/1/2029 (a)	4,810,000	4,994,079
RB Global Holdings, Inc.:
6.75%, 3/15/2028 (a)	5,697,000	5,845,578
7.75%, 3/15/2031 (a)	2,808,000	2,952,415
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	5,862,000	6,008,784
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	6,329,000	6,314,000
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	4,983,000	5,340,132
		31,454,988
DIVERSIFIED FINANCIAL SERVICES — 6.5%
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	1,814,000	1,879,467
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (d)	6,405,660	6,294,778
6.70%, 2/14/2033 (b)	3,008,500	3,130,314
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	7,373,000	8,100,420
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a) (c)	2,877,000	2,934,224
7.75%, 4/15/2030 (a)	6,066,000	6,316,829
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	6,257,000	6,736,536
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	7,034,000	7,408,772
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	8,443,000	7,915,228
3.63%, 10/1/2031 (a)	6,278,000	5,612,344
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	3,899,000	3,954,093
9.25%, 12/15/2028 (a)	6,155,000	6,524,731
Encore Capital Group, Inc.:
8.50%, 5/15/2030 (a)	4,236,000	4,544,466
9.25%, 4/1/2029 (a) (b)	4,951,000	5,268,310
Enova International, Inc. 9.13%, 8/1/2029 (a)	5,797,000	6,103,255
Security Description	Principal Amount	Value
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	$8,852,000	$9,038,246
Freedom Mortgage Holdings LLC:
8.38%, 4/1/2032 (a) (b)	2,762,000	2,787,328
9.13%, 5/15/2031 (a)	6,810,000	7,022,540
9.25%, 2/1/2029 (a)	12,691,800	13,179,800
GGAM Finance Ltd.:
8.00%, 2/15/2027 (a)	5,935,000	6,124,920
8.00%, 6/15/2028 (a)	6,800,000	7,193,856
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	11,473,800	11,762,481
goeasy Ltd.:
7.63%, 7/1/2029 (a)	6,817,000	7,029,213
9.25%, 12/1/2028 (a)	4,172,000	4,413,350
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a)	2,507,160	2,431,018
6.13%, 11/1/2032 (a)	9,546,000	9,630,387
6.75%, 5/1/2033 (a)	11,489,800	11,842,422
7.13%, 4/30/2031 (a)	10,335,000	10,864,462
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	8,246,000	7,974,047
6.63%, 10/15/2031 (a)	6,509,000	6,488,757
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (a)	5,466,000	5,662,120
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	9,693,800	9,604,908
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	1,439,400	1,448,382
5.50%, 8/15/2028 (a)	7,168,000	7,159,757
5.75%, 11/15/2031 (a)	3,281,800	3,316,554
6.50%, 8/1/2029 (a)	9,521,000	9,719,989
7.13%, 2/1/2032 (a)	5,041,800	5,237,976
Navient Corp.:
4.88%, 3/15/2028 (b)	3,898,000	3,840,115
5.50%, 3/15/2029 (b)	7,203,000	7,056,275
7.88%, 6/15/2032	3,290,000	3,422,784
9.38%, 7/25/2030	6,274,000	6,919,469
11.50%, 3/15/2031	4,238,000	4,799,789
OneMain Finance Corp.:
3.50%, 1/15/2027	6,603,000	6,462,884
3.88%, 9/15/2028	4,689,000	4,492,672
4.00%, 9/15/2030	5,815,800	5,365,424
6.63%, 5/15/2029	10,938,000	11,248,420
6.75%, 3/15/2032	6,073,000	6,190,877
7.13%, 11/15/2031 (b)	3,959,000	4,116,964
7.13%, 9/15/2032	5,788,000	5,991,622
7.50%, 5/15/2031 (b)	6,659,000	6,957,922
7.88%, 3/15/2030	7,720,000	8,200,724
9.00%, 1/15/2029	3,117,600	3,270,456
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	2,919,000	2,801,393

See accompanying notes to financial statements.
124

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.75%, 9/15/2031 (a)	$4,705,000	$4,614,429
6.88%, 5/15/2032 (a)	7,710,000	7,890,954
6.88%, 2/15/2033 (a)	8,251,000	8,455,542
7.13%, 11/15/2030 (a)	6,457,000	6,690,808
7.88%, 12/15/2029 (a)	6,292,000	6,689,151
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	4,526,800	4,513,401
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	4,610,000	4,771,765
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	8,315,000	8,340,114
PRA Group, Inc. 8.88%, 1/31/2030 (a)	6,414,000	6,670,047
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	4,455,000	4,684,655
Rfna LP 7.88%, 2/15/2030 (a)	4,650,000	4,758,019
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	14,083,000	14,351,563
6.38%, 8/1/2033 (a)	16,403,000	16,786,830
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	8,959,533	8,741,189
3.63%, 3/1/2029 (a)	6,489,000	6,168,314
3.88%, 3/1/2031 (a)	9,930,000	9,206,004
4.00%, 10/15/2033 (a) (b)	4,628,250	4,139,137
SLM Corp.:
3.13%, 11/2/2026	2,895,000	2,838,692
6.50%, 1/31/2030	4,344,000	4,551,947
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a) (c)	5,023,000	5,075,691
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	6,752,000	7,078,864
Synchrony Financial 7.25%, 2/2/2033	8,413,000	8,801,933
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	4,847,000	4,710,121
5.75%, 6/15/2027 (a)	6,409,000	6,393,298
UWM Holdings LLC 6.63%, 2/1/2030 (a)	8,349,800	8,360,822
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	5,151,000	5,404,893
		514,482,253
ELECTRIC — 2.4%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (d)	2,769,270	2,708,041
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (d)	7,648,000	7,897,937
Security Description	Principal Amount	Value
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (d)	$5,273,000	$5,124,829
Alpha Generation LLC 6.75%, 10/15/2032 (a)	6,159,000	6,354,856
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	6,877,800	6,876,700
Calpine Corp.:
3.75%, 3/1/2031 (a)	4,655,000	4,415,733
4.63%, 2/1/2029 (a)	4,126,000	4,071,454
5.00%, 2/1/2031 (a)	5,624,700	5,561,872
Clearway Energy Operating LLC 3.75%, 2/15/2031 (a)	6,544,500	6,007,262
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	5,276,000	5,436,232
Edison International 5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (b) (d)	4,677,000	4,522,191
EUSHI Finance, Inc. 5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (d)	337,000	348,650
Lightning Power LLC 7.25%, 8/15/2032 (a)	9,877,600	10,395,878
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	5,419,430	5,113,991
3.63%, 2/15/2031 (a)	5,255,000	4,838,121
5.75%, 1/15/2028 (a)	840	844
5.75%, 7/15/2029 (a)	9,634,800	9,647,036
6.00%, 2/1/2033 (a)	7,789,000	7,867,202
6.25%, 11/1/2034 (a)	7,065,000	7,211,740
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	7,505,000	7,265,365
PG&E Corp.:
5.00%, 7/1/2028	3,910,000	3,808,536
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (d)	11,152,700	10,578,001
Pike Corp. 5.50%, 9/1/2028 (a)	4,221,000	4,215,386
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	7,973,100	8,528,187
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	10,190,000	9,929,238
6.88%, 4/15/2032 (a)	7,483,000	7,823,851
7.75%, 10/15/2031 (a)	10,258,000	10,899,125
XPLR Infrastructure Operating Partners LP:
3.88%, 10/15/2026 (a)	2,308,000	2,253,323
7.25%, 1/15/2029 (a) (b)	6,204,800	6,361,285
8.38%, 1/15/2031 (a) (b)	6,090,000	6,504,425

See accompanying notes to financial statements.
125

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
8.63%, 3/15/2033 (a) (b)	$7,724,000	$8,280,978
		190,848,269
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc. 4.38%, 3/31/2029 (a)	7,881,000	7,463,386
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	9,006,000	9,272,758
6.38%, 3/15/2033 (a)	5,942,900	6,141,036
6.63%, 3/15/2032 (a)	6,166,000	6,408,447
7.25%, 6/15/2028 (a)	4,557,000	4,611,000
		33,896,627
ELECTRONICS — 0.7%
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	7,713,000	7,577,868
Imola Merger Corp. 4.75%, 5/15/2029 (a)	17,688,000	17,098,105
Sensata Technologies BV:
4.00%, 4/15/2029 (a) (b)	6,899,000	6,559,224
5.88%, 9/1/2030 (a) (b)	6,626,000	6,633,421
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	5,547,500	5,063,148
6.63%, 7/15/2032 (a)	4,742,110	4,876,170
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	5,593,000	5,339,469
		53,147,405
ENGINEERING & CONSTRUCTION — 0.3%
Arcosa, Inc. 6.88%, 8/15/2032 (a)	4,197,000	4,349,897
Artera Services LLC 8.50%, 2/15/2031 (a) (b)	5,304,100	4,407,813
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	10,796,000	9,952,724
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,996,000	4,863,156
Signature Aviation U.S. Holdings, Inc. 4.00%, 3/1/2028 (a)	67,000	58,237
TopBuild Corp. 4.13%, 2/15/2032 (a)	2,105,000	1,952,851
		25,584,678
ENTERTAINMENT — 3.0%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,593,000	2,814,912
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a) (b)	6,070,000	4,783,767
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	6,742,400	6,541,544
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	7,497,000	7,155,662
6.00%, 10/15/2032 (a) (b)	9,410,000	9,222,835
6.50%, 2/15/2032 (a)	11,865,800	12,165,767
7.00%, 2/15/2030 (a)	14,893,000	15,430,637
8.13%, 7/1/2027 (a)	4,573,420	4,574,929
Security Description	Principal Amount	Value
Churchill Downs, Inc.:
5.75%, 4/1/2030 (a)	$6,786,000	$6,809,615
6.75%, 5/1/2031 (a)	4,254,000	4,371,963
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a)	5,797,000	5,772,711
7.00%, 8/1/2032 (a)	4,093,000	4,253,077
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	4,754,000	4,660,584
International Game Technology PLC 5.25%, 1/15/2029 (a)	5,322,000	5,274,741
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	4,427,000	4,280,024
Light & Wonder International, Inc. 7.50%, 9/1/2031 (a)	5,145,000	5,383,265
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	3,883,000	3,771,131
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	5,225,000	4,665,768
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	6,932,000	6,676,833
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	7,164,000	7,392,102
11.88%, 4/15/2031 (a)	5,140,000	5,383,173
13.25%, 12/15/2029 (a)	642,000	725,043
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	4,683,000	2,670,247
5.88%, 9/1/2031 (a)	5,384,000	2,935,303
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	7,261,000	7,275,958
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	9,170,800	8,834,507
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	6,786,000	6,636,504
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	7,213,000	7,411,358
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 5/1/2032 (a)	6,492,000	6,699,484
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	2,284,000	2,362,661

See accompanying notes to financial statements.
126

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Voyager Parent LLC 9.25%, 7/1/2032 (a)	$15,265,000	$15,910,099
Warnermedia Holdings, Inc.:
4.05%, 3/15/2029	200,000	176,936
Series WI, 4.05%, 3/15/2029	7,268,000	6,768,470
4.28%, 3/15/2032	19,584,000	16,517,537
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
6.25%, 3/15/2033 (a) (b)	6,544,000	6,587,190
7.13%, 2/15/2031 (a)	9,379,000	9,993,418
		232,889,755
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc. 6.38%, 2/1/2031 (a)	2,508,500	2,567,399
GFL Environmental, Inc.:
4.00%, 8/1/2028 (a)	6,711,000	6,507,388
4.38%, 8/15/2029 (a)	4,910,980	4,758,740
4.75%, 6/15/2029 (a)	5,086,890	5,013,384
6.75%, 1/15/2031 (a)	2,302,000	2,406,258
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	3,231,500	3,136,979
5.88%, 6/30/2029 (a) (b)	6,168,000	6,060,985
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	6,318,000	6,009,492
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	7,503,000	7,803,345
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	5,830,000	6,071,304
		50,335,274
FOOD — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.50%, 3/15/2029 (a)	10,940,000	10,371,558
6.25%, 3/15/2033 (a)	6,257,600	6,458,719
6.50%, 2/15/2028 (a) (b)	4,920,800	5,037,964
B&G Foods, Inc. 8.00%, 9/15/2028 (a)	8,834,000	8,516,329
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a)	1,546,000	1,612,772
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	3,857,000	4,092,508
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	10,405,000	10,778,852
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	3,171,000	3,023,422
4.38%, 1/31/2032 (a)	5,622,000	5,262,136
4.88%, 5/15/2028 (a)	6,274,100	6,236,330
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	7,050,000	6,800,782
Security Description	Principal Amount	Value
6.13%, 9/15/2032 (a)	$7,445,300	$7,621,903
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	11,843,000	11,002,858
6.25%, 2/15/2032 (a)	5,275,000	5,426,287
6.25%, 10/15/2034 (a)	5,718,800	5,767,124
6.38%, 3/1/2033 (a)	6,922,000	6,987,067
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	7,023,800	6,645,498
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	4,536,000	4,138,737
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	2,475,000	2,410,625
4.75%, 2/15/2029 (a)	8,464,000	8,325,444
5.75%, 4/15/2033 (a)	4,140,000	4,144,968
6.88%, 9/15/2028 (a)	5,947,000	6,149,971
7.25%, 1/15/2032 (a)	2,523,000	2,654,398
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	5,055,000	4,993,380
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	8,673,800	8,525,998
		152,985,630
FOOD SERVICE — 0.1%
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	3,975,000	4,082,325
FOREST PRODUCTS & PAPER — 0.3%
Domtar Corp. 6.75%, 10/1/2028 (a)	6,284,000	5,686,517
Magnera Corp.:
4.75%, 11/15/2029 (a) (b)	6,007,000	5,301,958
7.25%, 11/15/2031 (a)	7,967,000	7,510,332
Mercer International, Inc. 5.13%, 2/1/2029	8,055,800	6,569,102
		25,067,909
GAS — 0.5%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (d)	7,029,800	7,022,700
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 6/1/2030 (a)	4,890,000	5,067,996
Venture Global Plaquemines LNG LLC:
7.50%, 5/1/2033 (a)	11,029,000	11,815,257
7.75%, 5/1/2035 (a)	10,500,000	11,375,385
		35,281,338
HEALTH CARE PRODUCTS — 1.5%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a) (b)	6,098,000	5,772,428
4.63%, 7/15/2028 (a)	13,522,800	13,281,824

See accompanying notes to financial statements.
127

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	$10,382,700	$10,847,222
Dentsply Sirona, Inc. 5 yr. CMT + 4.38%, 8.38%, 9/12/2055 (d)	4,367,000	4,390,101
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	6,104,000	5,513,011
Hologic, Inc. 3.25%, 2/15/2029 (a)	3,371,000	3,214,147
Medline Borrower LP:
3.88%, 4/1/2029 (a)	31,254,000	30,008,215
5.25%, 10/1/2029 (a) (b)	20,994,000	20,832,346
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	14,376,000	14,759,408
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,848,000	6,077,125
Teleflex, Inc. 4.25%, 6/1/2028 (a)	4,931,000	4,813,445
		119,509,272
HEALTH CARE SERVICES — 4.1%
Acadia Healthcare Co., Inc. 7.38%, 3/15/2033 (a) (b)	5,228,000	5,393,152
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	4,233,000	3,971,147
4.00%, 3/15/2031 (a)	4,922,500	4,509,256
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a) (b)	8,362,000	7,177,188
5.25%, 5/15/2030 (a)	10,954,000	9,709,187
5.63%, 3/15/2027 (a)	16,206,000	15,948,487
6.00%, 1/15/2029 (a)	8,349,800	8,056,304
6.13%, 4/1/2030 (a) (b)	7,336,000	5,418,883
6.88%, 4/15/2029 (a) (b)	7,478,000	5,961,761
10.88%, 1/15/2032 (a) (b)	17,898,000	18,946,823
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	4,097,600	4,248,515
DaVita, Inc.:
3.75%, 2/15/2031 (a)	12,719,300	11,567,313
6.75%, 7/15/2033 (a) (b)	6,715,000	6,933,036
6.88%, 9/1/2032 (a)	7,339,510	7,610,852
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	6,284,800	5,693,715
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a) (b)	7,684,800	7,615,637
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	4,865,000	4,728,829
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	3,867,000	4,084,828
IQVIA, Inc.:
6.25%, 6/1/2032 (a)	13,295,000	13,644,393
6.50%, 5/15/2030 (a)	2,904,800	2,992,496
Security Description	Principal Amount	Value
Kedrion SpA 6.50%, 9/1/2029 (a)	$7,363,000	$7,050,735
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	1,562,000	1,457,174
8.38%, 2/15/2032 (a)	5,203,000	5,550,404
9.88%, 8/15/2030 (a)	7,367,000	7,975,219
10.00%, 6/1/2032 (a) (b)	6,859,000	7,069,914
11.00%, 10/15/2030 (a)	10,148,000	11,214,555
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	4,242,000	3,936,873
3.88%, 5/15/2032 (a)	5,670,600	5,169,773
4.38%, 6/15/2028 (a)	5,382,000	5,258,106
6.25%, 1/15/2033 (a)	5,843,000	5,947,356
MPH Acquisition Holdings LLC:
5.75%, 12/31/2030 (a)	4,462,284	3,681,964
11.50%, 12/31/2030 (a)	1,145,382	1,133,069
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	12,187,800	12,096,026
Radiology Partners, Inc. 8.50%, 7/15/2032 (a) (b)	7,870,000	7,889,675
Select Medical Corp. 6.25%, 12/1/2032 (a) (b)	5,444,800	5,477,687
Star Parent, Inc. 9.00%, 10/1/2030 (a)	10,313,000	10,861,548
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	5,676,000	5,787,250
Tenet Healthcare Corp.:
4.25%, 6/1/2029	11,883,000	11,533,402
4.38%, 1/15/2030	10,217,300	9,900,257
4.63%, 6/15/2028	100	99
6.13%, 10/1/2028 (b)	10,626,000	10,639,282
6.13%, 6/15/2030 (b)	12,114,800	12,325,113
6.75%, 5/15/2031	8,178,500	8,462,948
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	9,197,800	9,496,545
		324,126,776
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Benteler International AG 10.50%, 5/15/2028 (a)	5,540,800	5,831,692
Stena International SA 7.25%, 1/15/2031 (a)	7,665,800	7,678,602
		13,510,294
HOME BUILDERS — 0.2%
Century Communities, Inc. 3.88%, 8/15/2029 (a)	6,022,000	5,574,505
Forestar Group, Inc. 6.50%, 3/15/2033 (a)	5,370,000	5,410,651
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (a)	3,785,600	3,763,833
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	4,159,000	3,911,290
		18,660,279

See accompanying notes to financial statements.
128

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.3%
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	$6,334,000	$5,757,416
4.00%, 4/15/2029 (a)	7,374,000	7,051,461
Whirlpool Corp.:
6.13%, 6/15/2030	3,883,000	3,918,918
6.50%, 6/15/2033	4,886,000	4,901,293
		21,629,088
HOUSEHOLD PRODUCTS — 0.3%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	4,680,000	4,422,507
5.50%, 6/1/2028 (a)	3,438,000	3,421,841
Opal Bidco SAS 6.50%, 3/31/2032 (a)	7,322,000	7,463,168
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	630,000	130,498
Perrigo Finance Unlimited Co.:
4.90%, 6/15/2030 (b)	5,577,000	5,479,849
6.13%, 9/30/2032	2,972,000	3,000,531
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	3,317,000	3,055,820
		26,974,214
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	4,766,710	4,213,867
Central Garden & Pet Co. 4.13%, 10/15/2030 (b)	4,458,000	4,200,684
Kronos Acquisition Holdings, Inc. 8.25%, 6/30/2031 (a) (b)	5,302,100	4,814,943
		13,229,494
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	6,109,000	5,009,747
Newell Brands, Inc.:
6.38%, 9/15/2027	4,027,000	4,079,673
6.38%, 5/15/2030 (b)	5,845,800	5,684,865
6.63%, 9/15/2029	4,595,310	4,551,333
6.63%, 5/15/2032 (b)	4,546,780	4,349,268
8.50%, 6/1/2028 (a) (b)	10,158,000	10,696,984
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	153,000	60,127
		34,431,997
INSURANCE — 3.0%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	2,635,000	2,532,894
6.00%, 8/1/2029 (a)	5,213,500	5,082,798
6.75%, 7/1/2032 (a)	4,378,000	4,439,686
7.50%, 11/6/2030 (a)	9,669,500	9,986,273
8.25%, 2/1/2029 (a)	8,132,000	8,411,985
8.50%, 6/15/2029 (a)	4,492,000	4,685,201
Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	$5,627,000	$5,518,005
6.50%, 10/1/2031 (a)	8,324,800	8,492,628
6.75%, 4/15/2028 (a)	11,079,000	11,260,031
7.00%, 1/15/2031 (a)	9,478,000	9,805,181
7.38%, 10/1/2032 (a)	5,772,000	5,955,665
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	5,459,000	5,304,565
6.38%, 2/15/2029 (a)	7,471,160	7,614,009
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	7,682,000	7,858,763
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	9,853,460	10,297,654
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	8,153,000	8,579,320
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a) (b)	302,000	301,949
7.50%, 2/15/2032 (a) (b)	693,000	742,619
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	5,169,000	5,377,001
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	6,603,000	6,526,471
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (d)	5,491,000	5,373,657
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (d)	4,954,500	5,154,216
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	6,379,100	6,604,218
8.13%, 2/15/2032 (a)	4,979,000	5,179,504
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	5,082,800	5,072,177
7.25%, 6/15/2030 (a)	19,921,000	20,821,628
7.38%, 1/31/2032 (a)	13,657,000	14,286,724
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	5,460,000	5,788,965
10.50%, 12/15/2030 (a)	3,463,000	3,708,353
Liberty Mutual Group, Inc. 5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (d)	3,020,200	2,939,470
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	18,509,000	19,233,257
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	7,542,910	7,596,842

See accompanying notes to financial statements.
129

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a) (b)	$3,296,000	$3,284,431
USI, Inc. 7.50%, 1/15/2032 (a)	4,169,000	4,399,712
		238,215,852
INTERNET — 1.8%
Acuris Finance U.S., Inc./Acuris Finance SARL 9.00%, 8/1/2029 (a)	3,660,000	3,754,867
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	4,811,000	4,492,608
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	7,958,500	7,618,752
6.13%, 12/1/2028 (a)	4,040,000	3,718,012
Cogent Communications Group LLC/Cogent Finance, Inc. 6.50%, 7/1/2032 (a)	4,790,000	4,717,384
Gen Digital, Inc.:
6.25%, 4/1/2033 (a)	7,617,000	7,830,352
6.75%, 9/30/2027 (a)	6,239,000	6,351,926
7.13%, 9/30/2030 (a)	2,953,000	3,063,413
Getty Images, Inc. 11.25%, 2/21/2030 (a) (b)	4,149,000	4,118,339
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	4,790,000	4,530,861
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	175,000	169,750
ION Trading Technologies SARL 9.50%, 5/30/2029 (a)	7,782,000	8,039,351
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	4,077,000	3,641,699
4.63%, 6/1/2028 (a)	1,797,000	1,752,668
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	5,190,000	4,266,388
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (a)	3,363,000	2,433,971
Rakuten Group, Inc.:
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (d)	6,126,000	5,668,081
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (d)	6,043,400	5,906,698
9.75%, 4/15/2029 (a)	15,018,600	16,481,862
11.25%, 2/15/2027 (a)	16,738,300	18,184,824
Snap, Inc. 6.88%, 3/1/2033 (a)	11,651,000	11,948,799
Wayfair LLC:
7.25%, 10/31/2029 (a)	8,285,800	8,314,717
7.75%, 9/15/2030 (a)	5,954,000	5,999,846
		143,005,168
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	$9,185,000	$8,246,477
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	5,320,200	4,470,830
9.00%, 6/15/2030	5,317,000	4,961,505
9.75%, 1/15/2029	6,766,000	6,609,570
10.00%, 11/15/2029 (a)	7,139,100	7,066,852
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a) (b)	13,129,000	4,974,316
		36,329,550
IRON/STEEL — 0.9%
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	2,269,000	2,286,154
Champion Iron Canada, Inc. 7.88%, 7/15/2032 (a) (c)	3,014,000	3,053,212
Cleveland-Cliffs, Inc.:
6.75%, 4/15/2030 (a)	7,904,800	7,624,022
6.88%, 11/1/2029 (a) (b)	7,749,000	7,630,518
7.00%, 3/15/2032 (a) (b)	8,127,000	7,666,605
7.38%, 5/1/2033 (a) (b)	8,897,000	8,349,835
7.50%, 9/15/2031 (a) (b)	8,338,000	8,042,251
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	5,839,000	6,284,399
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	6,646,300	6,659,925
8.50%, 5/1/2030 (a) (b)	4,345,800	4,319,334
9.25%, 10/1/2028 (a)	5,339,000	5,450,905
		67,367,160
IT SERVICES — 0.8%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	7,604,000	7,812,426
CACI International, Inc. 6.38%, 6/15/2033 (a)	5,794,000	5,985,260
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	5,360,000	5,703,629
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	6,024,400	6,319,897
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	4,788,800	4,934,906
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	11,070,000	12,117,111
Seagate Data Storage Technology Pte. Ltd. 9.63%, 12/1/2032	5,422,614	6,113,835
Seagate HDD Cayman:
8.25%, 12/15/2029 (b)	5,260,000	5,618,574
8.50%, 7/15/2031	3,940,000	4,218,794
Unisys Corp. 10.63%, 1/15/2031 (a)	5,698,000	5,858,627
		64,683,059

See accompanying notes to financial statements.
130

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
LEISURE TIME — 1.9%
Amer Sports Co. 6.75%, 2/16/2031 (a)	$6,361,000	$6,619,575
Carnival Corp.:
5.75%, 3/1/2027 (a)	19,064,300	19,217,958
5.75%, 3/15/2030 (a)	11,629,000	11,832,042
5.88%, 6/15/2031 (a)	8,215,000	8,367,060
6.00%, 5/1/2029 (a)	12,039,000	12,159,751
6.13%, 2/15/2033 (a) (b)	13,879,000	14,187,391
ClubCorp Holdings, Inc. 8.50%, 9/15/2025 (a)	53,000	53,257
Life Time, Inc. 6.00%, 11/15/2031 (a)	4,638,000	4,717,124
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	4,145,000	3,277,659
NCL Corp. Ltd.:
5.88%, 2/15/2027 (a)	9,380,000	9,410,110
6.75%, 2/1/2032 (a) (b)	12,713,000	12,986,965
7.75%, 2/15/2029 (a)	4,436,000	4,717,198
8.13%, 1/15/2029 (a)	8,084,000	8,518,757
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	4,928,800	5,005,246
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a) (b)	7,644,000	7,858,261
11.13%, 7/15/2030 (a)	10,186,000	10,659,547
Viking Cruises Ltd.:
7.00%, 2/15/2029 (a)	5,161,000	5,204,972
9.13%, 7/15/2031 (a)	5,507,000	5,935,004
		150,727,877
LODGING — 2.0%
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	7,648,000	7,332,061
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	5,317,000	5,518,302
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	11,875,000	10,751,031
3.75%, 5/1/2029 (a)	5,777,000	5,528,878
4.00%, 5/1/2031 (a)	7,043,000	6,620,983
5.88%, 4/1/2029 (a)	8,063,000	8,235,709
5.88%, 3/15/2033 (a) (b)	6,570,000	6,695,093
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
4.88%, 7/1/2031 (a) (b)	6,108,800	5,628,465
5.00%, 6/1/2029 (a)	7,084,800	6,811,114
6.63%, 1/15/2032 (a)	6,880,800	6,990,962
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a) (b)	2,948,000	2,831,495
Melco Resorts Finance Ltd.:
5.38%, 12/4/2029 (a)	1,690,000	1,585,592
5.75%, 7/21/2028 (a)	5,471,000	5,349,653
7.63%, 4/17/2032 (a)	4,441,000	4,485,854
Security Description	Principal Amount	Value
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	$3,829,000	$3,793,122
7.13%, 6/26/2031 (a) (b)	4,542,000	4,705,058
MGM Resorts International:
4.75%, 10/15/2028	7,788,300	7,692,037
6.13%, 9/15/2029	6,930,000	7,048,642
6.50%, 4/15/2032 (b)	5,680,000	5,771,505
Station Casinos LLC:
4.63%, 12/1/2031 (a)	5,001,600	4,684,248
6.63%, 3/15/2032 (a)	3,016,000	3,084,674
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	6,363,000	5,832,389
6.50%, 1/15/2028 (a)	4,337,000	4,277,453
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	4,593,000	4,421,773
6.63%, 7/31/2026 (a)	7,738,000	7,817,315
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	4,544,000	4,446,213
Wynn Macau Ltd. 5.63%, 8/26/2028 (a)	10,329,000	10,132,336
		158,071,957
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp.:
5.00%, 5/15/2029 (a)	5,454,000	5,327,467
6.25%, 10/15/2032 (a)	6,070,000	6,083,172
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	4,501,000	4,387,035
		15,797,674
MACHINERY-DIVERSIFIED — 0.7%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	10,614,500	11,117,733
9.50%, 1/1/2031 (a)	2,991,000	3,190,141
Esab Corp. 6.25%, 4/15/2029 (a)	7,074,090	7,245,425
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	1,061,000	727,400
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	8,286,000	8,661,936
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	4,854,000	5,123,737
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	3,717,000	3,855,495
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	10,943,800	10,916,112
		50,837,979
MEDIA — 6.3%
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	6,467,400	5,175,343
10.25%, 1/15/2029 (a)	9,774,800	10,138,325

See accompanying notes to financial statements.
131

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	$7,088,000	$5,582,296
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	19,178,000	17,896,334
4.25%, 1/15/2034 (a) (b)	16,067,000	14,299,791
4.50%, 5/1/2032	20,405,300	18,990,601
4.50%, 6/1/2033 (a)	14,540,000	13,293,486
4.75%, 2/1/2032 (a) (b)	14,606,800	13,846,224
6.38%, 9/1/2029 (a) (b)	16,286,000	16,616,606
7.38%, 3/1/2031 (a)	7,289,000	7,601,771
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	74,714
CSC Holdings LLC:
3.38%, 2/15/2031 (a) (b)	6,854,000	4,739,610
4.50%, 11/15/2031 (a)	9,632,000	6,779,772
5.00%, 11/15/2031 (a) (b)	3,796,000	1,766,431
11.25%, 5/15/2028 (a)	7,685,000	7,647,958
11.75%, 1/31/2029 (a)	14,902,000	14,127,543
Directv Financing LLC 8.88%, 2/1/2030 (a)	8,968,000	8,829,803
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	26,949,500	26,857,333
10.00%, 2/15/2031 (a)	18,381,600	17,850,556
Discovery Communications LLC:
3.63%, 5/15/2030	1,806,000	1,599,972
4.13%, 5/15/2029	1,721,000	1,599,842
DISH DBS Corp.:
5.13%, 6/1/2029	13,791,000	9,190,874
5.25%, 12/1/2026 (a)	19,835,500	18,005,675
5.75%, 12/1/2028 (a)	19,621,000	17,001,596
DISH Network Corp. 11.75%, 11/15/2027 (a)	26,807,333	27,600,830
GCI LLC 4.75%, 10/15/2028 (a)	4,431,000	4,285,309
Gray Media, Inc.:
4.75%, 10/15/2030 (a) (b)	7,850,000	5,937,975
5.38%, 11/15/2031 (a) (b)	6,106,000	4,563,258
10.50%, 7/15/2029 (a) (b)	10,842,800	11,651,131
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	750	605
7.00%, 1/15/2031 (a)	400	296
7.75%, 8/15/2030 (a)	4,780,000	3,701,489
9.13%, 5/1/2029 (a) (b)	6,999,000	5,767,526
10.88%, 5/1/2030 (a)	5,359,800	2,626,570
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	5,097,000	3,028,433
6.75%, 10/15/2027 (a)	1,439,000	967,080
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	6,790,000	6,815,530
7.38%, 9/1/2031 (a)	6,494,000	6,773,956
Security Description	Principal Amount	Value
8.00%, 8/1/2029 (a)	$5,915,000	$6,017,625
Midcontinent Communications 8.00%, 8/15/2032 (a) (b)	4,434,000	4,701,148
Nexstar Media, Inc. 4.75%, 11/1/2028 (a) (b)	9,683,500	9,431,826
Paramount Global 5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (d)	8,143,000	7,978,349
Radiate Holdco LLC/Radiate Finance, Inc. 6.00%, 3/25/2030 (a)	5,752,730	4,790,471
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a) (b)	3,733,000	3,262,903
Sinclair Television Group, Inc.:
4.38%, 12/31/2032 (a) (b)	1,715,000	1,201,392
8.13%, 2/15/2033 (a)	9,953,600	10,081,603
Sirius XM Radio LLC:
3.13%, 9/1/2026 (a)	3,794,000	3,724,190
3.88%, 9/1/2031 (a) (b)	9,310,000	8,272,494
4.00%, 7/15/2028 (a)	16,128,300	15,489,135
4.13%, 7/1/2030 (a)	10,488,000	9,644,555
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	11,355,018	10,712,778
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	7,202,000	6,553,460
7.38%, 6/30/2030 (a)	8,285,000	8,139,018
8.00%, 8/15/2028 (a)	12,436,500	12,621,058
8.50%, 7/31/2031 (a)	9,785,000	9,797,329
Urban One, Inc. 7.38%, 2/1/2028 (a)	3,901,000	2,187,174
Virgin Media Finance PLC 5.00%, 7/15/2030 (a) (b)	3,142,000	2,870,123
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (a)	4,781,100	4,455,077
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	14,923,600	13,253,798
		498,417,950
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	3,643,000	3,725,951
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	2,675,000	2,590,310
Vallourec SACA 7.50%, 4/15/2032 (a)	4,945,000	5,189,184
		11,505,445
MINING — 1.2%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	3,757,800	3,574,269
7.13%, 3/15/2031 (a)	6,356,060	6,665,092
Alumina Pty. Ltd.:
6.13%, 3/15/2030 (a)	2,129,000	2,161,190

See accompanying notes to financial statements.
132

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.38%, 9/15/2032 (a)	$5,516,000	$5,620,859
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	3,964,000	4,231,768
11.50%, 10/1/2031 (a)	6,963,000	7,816,873
Capstone Copper Corp. 6.75%, 3/31/2033 (a)	5,251,800	5,378,211
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	5,184,000	5,360,152
Constellium SE 3.75%, 4/15/2029 (a)	5,381,000	5,056,902
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a) (b)	9,356,000	8,716,611
5.88%, 4/15/2030 (a)	6,465,000	6,534,046
6.13%, 4/15/2032 (a) (b)	7,353,000	7,460,795
Hudbay Minerals, Inc. 6.13%, 4/1/2029	2,102,000	2,131,302
Ivanhoe Mines Ltd. 7.88%, 1/23/2030 (a)	200,000	199,526
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	6,109,800	5,706,187
Novelis Corp.:
3.25%, 11/15/2026 (a)	1,974,000	1,941,686
3.88%, 8/15/2031 (a) (b)	6,039,000	5,420,727
6.88%, 1/30/2030 (a) (b)	8,212,000	8,491,044
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	3,719,640	3,891,822
		96,359,062
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc. 6.38%, 3/15/2033 (a)	4,551,000	4,623,543
Axon Enterprise, Inc.:
6.13%, 3/15/2030 (a)	7,976,000	8,205,310
6.25%, 3/15/2033 (a)	6,375,000	6,585,630
Calderys Financing LLC 11.25%, 6/1/2028 (a)	5,272,990	5,596,646
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	2,088,000	1,846,481
Hillenbrand, Inc. 6.25%, 2/15/2029 (b)	4,237,000	4,315,342
Maxam Prill SARL 7.75%, 7/15/2030 (a) (c)	4,820,000	4,818,072
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,480,800	5,708,856
		41,699,880
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	8,502,000	6,490,172
8.88%, 11/30/2029 (a) (b)	3,546,000	2,677,620
Xerox Issuer Corp. 13.50%, 4/15/2031 (a)	1,478,000	1,517,137
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	6,645,000	6,832,655
		17,517,584
Security Description	Principal Amount	Value
OIL & GAS — 6.3%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	$8,496,000	$8,901,599
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
6.63%, 10/15/2032 (a)	5,469,000	5,564,161
6.63%, 7/15/2033 (a)	4,117,000	4,178,837
Baytex Energy Corp.:
7.38%, 3/15/2032 (a) (b)	5,948,100	5,676,629
8.50%, 4/30/2030 (a)	7,267,800	7,273,105
California Resources Corp. 8.25%, 6/15/2029 (a)	7,635,800	7,853,573
Chord Energy Corp. 6.75%, 3/15/2033 (a)	6,038,000	6,177,357
Civitas Resources, Inc.:
8.38%, 7/1/2028 (a)	10,068,000	10,321,210
8.63%, 11/1/2030 (a)	11,323,100	11,492,720
8.75%, 7/1/2031 (a) (b)	9,447,800	9,564,008
9.63%, 6/15/2033 (a)	5,413,000	5,547,892
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	5,041,000	5,060,105
7.25%, 3/1/2032 (a)	4,835,000	5,012,154
7.38%, 1/15/2031 (a)	3,816,000	3,977,531
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	7,243,000	7,033,025
6.75%, 3/1/2029 (a)	10,295,000	10,323,517
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	7,993,000	7,649,221
7.63%, 4/1/2032 (a)	9,982,000	9,749,918
8.38%, 1/15/2034 (a) (c)	4,962,000	4,963,985
9.25%, 2/15/2028 (a)	6,692,000	6,974,536
CVR Energy, Inc. 8.50%, 1/15/2029 (a)	5,942,000	5,950,081
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	6,774,200	7,050,316
Encino Acquisition Partners Holdings LLC:
8.50%, 5/1/2028 (a)	5,474,000	5,597,165
8.75%, 5/1/2031 (a)	3,390,000	3,751,374
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	6,320,000	6,483,182
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	4,332,000	4,276,594
6.00%, 4/15/2030 (a)	5,987,800	5,832,057
6.00%, 2/1/2031 (a)	4,997,000	4,833,648
6.25%, 4/15/2032 (a)	5,160,800	4,933,983
6.88%, 5/15/2034 (a)	4,305,000	4,127,677
7.25%, 2/15/2035 (a)	7,750,000	7,590,505
8.38%, 11/1/2033 (a)	4,419,500	4,588,723
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	360,000	358,088

See accompanying notes to financial statements.
133

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	$5,631,000	$5,801,563
Kimmeridge Texas Gas LLC 8.50%, 2/15/2030 (a)	5,865,800	6,071,396
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	4,263,000	4,185,499
Long Ridge Energy LLC 8.75%, 2/15/2032 (a) (b)	3,927,000	4,080,192
Matador Resources Co.:
6.25%, 4/15/2033 (a)	7,433,000	7,390,186
6.50%, 4/15/2032 (a)	4,426,400	4,426,179
6.88%, 4/15/2028 (a)	4,817,000	4,913,677
MEG Energy Corp. 5.88%, 2/1/2029 (a)	4,449,300	4,443,916
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	5,602,000	5,449,121
Murphy Oil Corp. 6.00%, 10/1/2032 (b)	5,703,000	5,448,076
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	6,922,870	6,842,080
8.88%, 8/15/2031 (a) (b)	4,069,800	3,030,658
9.13%, 1/31/2030 (a) (b)	6,812,133	6,521,800
Noble Finance II LLC 8.00%, 4/15/2030 (a)	12,711,100	12,944,984
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	6,098,000	6,149,894
8.75%, 6/15/2031 (a)	4,277,000	4,411,897
Parkland Corp.:
4.50%, 10/1/2029 (a)	4,890,000	4,699,437
4.63%, 5/1/2030 (a)	7,597,500	7,276,582
6.63%, 8/15/2032 (a)	6,099,500	6,237,471
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	7,747,200	7,409,190
7.88%, 9/15/2030 (a)	7,111,700	6,363,834
9.88%, 3/15/2030 (a)	4,993,000	4,853,396
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	8,218,000	8,248,078
6.25%, 2/1/2033 (a)	4,689,000	4,732,045
7.00%, 1/15/2032 (a)	8,018,000	8,311,058
8.00%, 4/15/2027 (a)	3,950,000	4,035,518
Petrofac Ltd. 9.75%, 11/15/2026 (a)	543,000	68,945
Puma International Financing SA 7.75%, 4/25/2029 (a)	3,484,000	3,581,482
Range Resources Corp.:
4.75%, 2/15/2030 (a)	3,132,000	3,044,962
8.25%, 1/15/2029	3,117,000	3,202,188
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	2,899,000	2,878,997
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	6,338,000	6,454,556
Security Description	Principal Amount	Value
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	$4,727,000	$4,948,460
SM Energy Co.:
6.75%, 8/1/2029 (a)	7,844,000	7,817,252
7.00%, 8/1/2032 (a) (b)	5,850,800	5,771,931
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	3,166,000	3,171,192
Sunoco LP:
6.25%, 7/1/2033 (a)	5,513,000	5,604,020
7.00%, 5/1/2029 (a)	4,500,000	4,686,570
7.25%, 5/1/2032 (a)	6,119,000	6,426,357
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	9,786,000	9,496,432
4.50%, 4/30/2030	4,551,000	4,375,149
7.00%, 9/15/2028 (a)	5,484,000	5,651,756
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	4,980,000	5,107,040
9.38%, 2/1/2031 (a)	5,444,000	5,556,800
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	6,348,830	6,155,000
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	2,379,524	2,433,920
Transocean, Inc.:
8.25%, 5/15/2029 (a)	8,092,800	7,492,314
8.50%, 5/15/2031 (a)	6,650,000	5,931,202
8.75%, 2/15/2030 (a)	5,773,850	5,951,396
Valaris Ltd. 8.38%, 4/30/2030 (a) (b)	7,610,000	7,799,641
Vital Energy, Inc. 7.88%, 4/15/2032 (a) (b)	6,194,760	5,290,449
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	3,972,600	3,943,799
		495,788,013
OIL & GAS SERVICES — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	6,326,000	6,448,345
Aris Water Holdings LLC 7.25%, 4/1/2030 (a) (b)	5,821,000	6,000,345
Enerflex Ltd. 9.00%, 10/15/2027 (a)	5,486,900	5,658,421
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	7,292,000	7,548,605
TGS ASA 8.50%, 1/15/2030 (a)	5,326,000	5,493,023
Tidewater, Inc. 9.13%, 7/15/2030 (a) (c)	7,493,000	7,708,424

See accompanying notes to financial statements.
134

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (a)	$10,210,800	$10,466,478
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	12,857,000	13,245,539
		62,569,180
PACKAGING & CONTAINERS — 2.3%
ARD Finance SA 6.50%, 6/30/2027 (a)	4,295	178
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	5,272,000	4,977,348
4.00%, 9/1/2029 (a) (b)	5,952,000	5,431,379
6.00%, 6/15/2027 (a)	5,026,000	5,039,872
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%, 8/15/2026 (a)	4,656,000	4,371,705
Ball Corp.:
2.88%, 8/15/2030 (b)	9,824,000	8,855,943
3.13%, 9/15/2031	5,310,000	4,764,132
6.00%, 6/15/2029	7,385,000	7,582,770
6.88%, 3/15/2028	3,031,800	3,097,438
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	5,658,000	5,738,740
6.75%, 4/15/2032 (a)	9,535,000	9,772,135
6.88%, 1/15/2030 (a)	4,783,000	4,905,923
8.75%, 4/15/2030 (a)	9,247,000	9,456,352
Crown Americas LLC:
5.25%, 4/1/2030 (b)	3,185,300	3,233,366
5.88%, 6/1/2033 (a)	7,388,000	7,439,199
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	3,830,000	3,812,190
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	4,207,000	4,295,095
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	5,009,000	5,009,000
LABL, Inc.:
5.88%, 11/1/2028 (a)	5,382,800	4,709,735
8.63%, 10/1/2031 (a) (b)	6,453,800	5,517,999
10.50%, 7/15/2027 (a) (b)	1,272,000	1,217,597
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	17,535,900	17,836,465
9.25%, 4/15/2027 (a)	11,991,000	11,901,307
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a)	2,622,000	2,626,379
Security Description	Principal Amount	Value
7.25%, 5/15/2031 (a) (b)	$4,743,000	$4,863,235
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	8,046,510	8,157,954
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	6,880,343	7,025,793
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	7,174,100	7,636,973
Trivium Packaging Finance BV:
8.25%, 7/15/2030 (a)	6,850,000	7,239,011
12.25%, 1/15/2031 (a)	5,596,000	6,003,557
		182,518,770
PHARMACEUTICALS — 2.4%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	29,649,000	29,914,655
180 Medical, Inc. 3.88%, 10/15/2029 (a)	2,941,000	2,796,303
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	4,919,000	4,637,879
5.13%, 3/1/2030 (a)	5,827,000	5,540,661
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	11,502,000	9,666,971
6.25%, 2/15/2029 (a) (b)	6,475,000	4,578,667
11.00%, 9/30/2028 (a)	11,245,000	11,147,506
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	6,524,000	6,807,403
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	5,797,000	5,596,192
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (d)	6,690,000	6,719,971
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (d)	13,389,000	13,837,799
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (b)	9,809,000	10,401,365
Grifols SA 4.75%, 10/15/2028 (a)	7,045,000	6,759,889
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	5,039,800	4,275,917
12.25%, 4/15/2029 (a)	8,555,000	9,364,645
Jazz Securities DAC 4.38%, 1/15/2029 (a) (b)	12,413,000	11,989,593
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	3,244,600	3,123,739
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	15,429,400	14,830,585
5.13%, 4/30/2031 (a) (b)	14,484,800	12,575,124
6.75%, 5/15/2034 (a)	6,820,800	6,551,378
7.88%, 5/15/2034 (a) (b)	5,572,600	5,029,606

See accompanying notes to financial statements.
135

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Owens & Minor, Inc. 6.63%, 4/1/2030 (a) (b)	$4,759,600	$4,473,215
		190,619,063
PIPELINES — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	4,548,000	4,516,482
6.63%, 2/1/2032 (a)	5,223,000	5,395,098
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7.00%, 7/15/2029 (a)	4,553,000	4,753,787
7.25%, 7/15/2032 (a)	3,196,000	3,386,993
Buckeye Partners LP:
6.75%, 2/1/2030 (a)	4,145,000	4,303,754
6.88%, 7/1/2029 (a)	5,340,000	5,530,638
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	9,327,800	9,212,322
7.50%, 12/15/2033 (a)	5,360,800	5,815,664
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.38%, 6/30/2033 (a)	2,879,000	2,866,246
8.63%, 3/15/2029 (a)	10,162,800	10,551,934
Energy Transfer LP 5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (d)	5,978,000	6,349,174
EQM Midstream Partners LP 6.38%, 4/1/2029 (a)	865,000	863,945
Excelerate Energy LP 8.00%, 5/15/2030 (a)	7,952,000	8,380,295
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	5,094,000	5,298,117
Genesis Energy LP/Genesis Energy Finance Corp.:
7.88%, 5/15/2032	4,672,000	4,858,740
8.00%, 5/15/2033 (b)	5,694,000	5,960,365
8.25%, 1/15/2029	5,077,000	5,308,004
8.88%, 4/15/2030	2,848,000	3,022,355
Harvest Midstream I LP:
7.50%, 9/1/2028 (a)	7,331,800	7,451,528
7.50%, 5/15/2032 (a)	3,324,000	3,511,108
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	2,723,000	2,618,491
5.88%, 3/1/2028 (a)	7,056,000	7,160,711
6.50%, 6/1/2029 (a)	8,294,810	8,525,074
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	500	495
Howard Midstream Energy Partners LLC:
7.38%, 7/15/2032 (a)	4,416,000	4,644,440
Security Description	Principal Amount	Value
8.88%, 7/15/2028 (a)	$4,771,000	$5,007,546
ITT Holdings LLC 6.50%, 8/1/2029 (a)	10,794,100	10,268,859
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	6,754,000	6,813,705
6.63%, 12/15/2028 (a)	11,031,666	11,282,636
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a) (b)	7,409,000	3,570,323
NFE Financing LLC 12.00%, 11/15/2029 (a) (b)	11,247,863	5,035,556
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	8,455,000	8,539,296
8.38%, 2/15/2032 (a)	9,072,000	9,080,618
Northriver Midstream Finance LP:
5.63%, 2/15/2026 (a)	2,681,000	2,662,662
6.75%, 7/15/2032 (a)	4,220,000	4,373,228
NuStar Logistics LP 6.38%, 10/1/2030	4,833,000	5,007,906
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	3,002,000	3,135,019
South Bow Canadian Infrastructure Holdings Ltd. 5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (a) (b) (d)	3,978,800	4,117,461
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	9,102,800	9,283,217
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.00%, 12/31/2030 (a)	6,101,000	5,990,633
7.38%, 2/15/2029 (a)	7,369,000	7,571,869
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 7/15/2027	15,500	15,510
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	4,038,000	4,201,862
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	11,652,800	10,995,116
3.88%, 11/1/2033 (a)	9,264,000	8,095,439
4.13%, 8/15/2031 (a)	8,490,000	7,864,032
6.25%, 1/15/2030 (a)	11,021,800	11,367,223
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	16,572,740	16,771,779
8.13%, 6/1/2028 (a)	16,468,000	17,007,821
8.38%, 6/1/2031 (a)	16,989,100	17,650,656
9.50%, 2/1/2029 (a)	23,966,200	26,115,728
9.88%, 2/1/2032 (a)	14,623,000	15,791,670
Venture Global Plaquemines LNG LLC:
6.50%, 1/15/2034	4,250,000	4,302,955

See accompanying notes to financial statements.
136

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.75%, 1/15/2036	$4,250,000	$4,319,530
		376,525,615
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a) (b)	6,690,795	6,247,664
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a) (b)	3,617,800	3,176,175
9.75%, 4/15/2030 (a) (b)	3,448,000	3,504,306
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	5,136,500	5,180,006
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (e)	2,351,400	2,392,808
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	4,295,000	4,087,895
4.38%, 2/1/2031 (a)	4,246,000	3,921,054
5.38%, 8/1/2028 (a)	5,493,000	5,456,197
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	7,122,000	6,866,605
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	5,329,600	4,997,619
4.75%, 2/1/2030	3,869,000	3,540,290
5.00%, 3/1/2031 (b)	4,811,000	4,334,759
		53,705,378
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	4,796,000	4,556,536
Brandywine Operating Partnership LP 8.88%, 4/12/2029	4,588,000	4,966,556
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	6,455,400	6,279,684
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	5,698,800	5,430,785
Diversified Healthcare Trust 4.38%, 3/1/2031	4,025,300	3,397,232
Global Net Lease, Inc. 4.50%, 9/30/2028 (a)	4,282,000	4,157,865
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	4,587,000	4,396,594
Hudson Pacific Properties LP 4.65%, 4/1/2029 (b)	474,000	425,496
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	6,358,000	6,098,975
Security Description	Principal Amount	Value
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	$10,973,600	$10,450,708
5.25%, 7/15/2030 (a)	1,456,000	1,435,529
6.25%, 1/15/2033 (a)	6,563,000	6,747,026
7.00%, 2/15/2029 (a)	3,282,800	3,395,630
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	9,861,000	6,986,814
5.00%, 10/15/2027 (b)	3,289,000	3,036,734
8.50%, 2/15/2032 (a)	12,377,000	12,960,452
Office Properties Income Trust 9.00%, 9/30/2029 (a)	5,295,000	3,847,506
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	6,292,000	6,090,719
5.88%, 10/1/2028 (a)	5,453,000	5,444,439
7.00%, 2/1/2030 (a)	3,189,000	3,278,420
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	4,642,000	4,540,247
6.50%, 4/1/2032 (a)	7,334,000	7,541,552
6.50%, 6/15/2033 (a)	3,581,000	3,686,854
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	7,434,000	7,510,198
8.00%, 7/15/2030 (a)	5,122,000	5,140,900
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	3,337,000	3,303,763
4.00%, 9/15/2029 (a)	4,924,000	4,596,209
SBA Communications Corp.:
3.13%, 2/1/2029	10,758,500	10,161,511
3.88%, 2/15/2027	11,173,700	10,993,245
Service Properties Trust:
8.38%, 6/15/2029	9,129,000	9,523,373
8.63%, 11/15/2031 (a)	5,253,000	5,634,683
8.88%, 6/15/2032 (b)	2,993,300	3,074,927
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	4,922,100	4,872,387
6.50%, 7/1/2030 (a)	2,929,000	3,026,419
6.50%, 10/15/2030 (a)	4,876,000	5,034,568
7.25%, 4/1/2029 (a)	4,574,800	4,816,304
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	6,409,000	6,003,118
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	4,885,000	4,784,711
6.50%, 2/15/2029 (a) (b)	8,971,000	8,666,793
8.63%, 6/15/2032 (a)	5,253,000	5,307,894
10.50%, 2/15/2028 (a)	14,484,000	15,346,377

See accompanying notes to financial statements.
137

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
XHR LP 4.88%, 6/1/2029 (a)	$4,528,000	$4,388,492
		241,338,225
RETAIL — 4.3%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	8,668,000	8,260,257
4.00%, 10/15/2030 (a)	17,526,000	16,343,871
5.63%, 9/15/2029 (a)	6,256,000	6,352,405
6.13%, 6/15/2029 (a)	12,288,000	12,624,445
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a)	5,768,800	5,570,123
5.00%, 2/15/2032 (a)	5,194,000	4,947,025
Bath & Body Works, Inc. 6.63%, 10/1/2030 (a)	3,728,000	3,842,822
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a) (c)	3,830,000	3,915,103
Carvana Co.:
9.00%, 12/1/2028 (a)	1,772,148	1,818,525
9.00%, 6/1/2030 (a)	194,000	204,014
9.00%, 6/1/2031 (a)	746,841	884,327
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	4,930,000	5,257,056
eG Global Finance PLC 12.00%, 11/30/2028 (a)	8,973,000	9,907,000
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%, 4/1/2029 (a)	6,464,000	5,983,919
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a) (b)	6,967,960	6,680,114
6.75%, 1/15/2030 (a) (b)	8,423,000	7,778,977
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	5,023,500	4,933,027
5.63%, 1/1/2030 (a)	4,268,000	4,259,464
6.88%, 3/1/2032 (a)	4,409,000	4,563,844
Gap, Inc.:
3.63%, 10/1/2029 (a)	5,319,000	4,939,436
3.88%, 10/1/2031 (a) (b)	7,967,000	7,134,927
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	3,462,000	3,197,157
8.75%, 1/15/2032 (a)	6,368,800	5,428,383
11.50%, 8/15/2029 (a) (b)	2,229,800	2,188,147
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	6,298,500	6,086,996
6.38%, 1/15/2030 (a)	6,173,800	6,353,952
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	371,000	301,489
Kohl's Corp. 5.13%, 5/1/2031 (b) (e)	5,792,800	4,146,544
Security Description	Principal Amount	Value
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	$7,108,000	$6,186,377
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	8,103,000	7,878,709
8.25%, 8/1/2031 (a)	6,944,000	7,377,306
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	4,349,000	4,150,555
4.38%, 1/15/2031 (a)	5,523,000	5,249,280
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	7,494,000	6,020,755
7.88%, 5/1/2029 (a)	5,718,000	3,769,592
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (a)	3,460,000	3,190,916
Patrick Industries, Inc. 6.38%, 11/1/2032 (a)	5,641,500	5,657,522
Penske Automotive Group, Inc. 3.75%, 6/15/2029 (b)	3,159,000	2,999,597
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	10,549,000	10,282,216
7.75%, 2/15/2029 (a)	8,087,000	7,876,010
QVC, Inc. 6.88%, 4/15/2029 (a) (b)	4,497,000	1,888,470
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	18,729,000	19,336,381
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	4,138,000	4,372,583
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032 (b)	3,656,000	3,754,273
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	4,941,000	4,790,942
4.88%, 11/15/2031 (a)	4,451,000	4,228,316
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	6,225,800	6,122,763
Staples, Inc.:
10.75%, 9/1/2029 (a)	17,398,900	16,525,301
12.75%, 1/15/2030 (a)	5,845,436	3,949,586
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	5,064,000	4,790,038
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	5,519,000	5,306,739
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	5,453,800	5,087,577
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/2044	1,436,000	1,372,830
8.13%, 8/15/2029 (b)	7,241,800	7,681,450
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	3,840,000	3,833,357

See accompanying notes to financial statements.
138

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Yum! Brands, Inc.:
3.63%, 3/15/2031	$6,110,000	$5,649,673
4.63%, 1/31/2032 (b)	8,620,000	8,316,921
5.38%, 4/1/2032 (b)	7,008,000	7,017,811
		338,567,195
SEMICONDUCTORS — 0.2%
Entegris, Inc. 5.95%, 6/15/2030 (a)	8,228,100	8,347,407
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	7,220,800	6,983,958
		15,331,365
SOFTWARE — 3.2%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	16,151,000	15,890,807
Capstone Borrower, Inc.:
8.00%, 6/15/2030 (a)	5,623,800	5,864,049
Series JUN, 8.00%, 6/15/2030 (a)	1,143,000	1,189,943
CDK Global II LLC 5.25%, 5/15/2029 (a)	21,000	21,242
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	6,569,000	5,437,030
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	8,277,000	6,745,258
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	11,587,000	11,103,243
4.88%, 7/1/2029 (a)	6,137,000	5,784,614
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	32,049,000	32,340,325
8.25%, 6/30/2032 (a)	15,349,000	16,340,392
9.00%, 9/30/2029 (a)	26,414,000	27,385,507
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	17,288,000	17,674,905
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	5,917,000	6,192,673
Elastic NV 4.13%, 7/15/2029 (a)	4,585,000	4,381,930
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	6,235,000	6,380,525
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	9,154,000	9,258,996
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 5/1/2029 (a)	5,679,000	5,839,943
Open Text Corp. 3.88%, 12/1/2029 (a)	6,998,000	6,593,656
Open Text Holdings, Inc. 4.13%, 12/1/2031 (a)	8,660,000	7,972,656
Playtika Holding Corp. 4.25%, 3/15/2029 (a) (b)	7,281,000	6,613,988
Security Description	Principal Amount	Value
ROBLOX Corp. 3.88%, 5/1/2030 (a)	$6,840,000	$6,463,184
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	3,437,000	3,340,695
9.00%, 11/28/2028 (a)	7,047,000	7,269,685
SS&C Technologies, Inc. 6.50%, 6/1/2032 (a)	5,452,000	5,660,212
Twilio, Inc.:
3.63%, 3/15/2029	4,530,000	4,311,881
3.88%, 3/15/2031 (b)	2,848,000	2,665,073
UKG, Inc. 6.88%, 2/1/2031 (a)	19,461,600	20,196,470
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	5,085,000	4,784,324
		253,703,206
TELECOMMUNICATIONS — 4.6%
Altice Financing SA 5.75%, 8/15/2029 (a)	14,814,000	10,851,255
Altice France SA:
5.13%, 7/15/2029 (a)	18,835,000	15,552,060
5.50%, 10/15/2029 (a)	11,889,500	9,850,332
Bell Telephone Co. of Canada or Bell Canada:
5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (d)	8,436,000	8,625,641
5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (d)	7,492,000	7,598,836
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (d)	3,879,000	3,800,955
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (d)	4,257,000	3,912,353
CommScope LLC:
4.75%, 9/1/2029 (a) (b)	7,446,750	7,269,666
7.13%, 7/1/2028 (a) (b)	4,072,000	3,998,663
9.50%, 12/15/2031 (a) (b)	4,661,000	4,877,830
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a) (b)	15,001,000	15,107,357
EchoStar Corp. 10.75%, 11/30/2029	35,357,000	36,289,273
Fibercop SpA:
Series 2034, 6.00%, 9/30/2034 (a)	3,410,000	3,205,673
Series 2033, 6.38%, 11/15/2033 (a)	2,934,000	2,846,361
Series 2036, 7.20%, 7/18/2036 (a)	4,877,800	4,760,635
Series 2038, 7.72%, 6/4/2038 (a)	5,774,000	5,743,456
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	4,957,000	4,953,976

See accompanying notes to financial statements.
139

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.88%, 10/15/2027 (a)	$5,857,000	$5,859,284
5.88%, 11/1/2029	2,696,765	2,726,591
6.00%, 1/15/2030 (a)	4,115,000	4,170,676
6.75%, 5/1/2029 (a)	5,928,000	6,006,902
8.63%, 3/15/2031 (a)	4,343,000	4,615,871
8.75%, 5/15/2030 (a)	2,076,000	2,171,102
Iliad Holding SASU:
7.00%, 10/15/2028 (a)	6,015,000	6,122,669
7.00%, 4/15/2032 (a)	5,433,000	5,563,555
8.50%, 4/15/2031 (a)	9,148,000	9,778,846
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a) (b)	19,998,000	20,396,760
Level 3 Financing, Inc.:
4.50%, 4/1/2030 (a)	3,000,997	2,716,262
4.88%, 6/15/2029 (a)	4,319,500	4,034,499
6.88%, 6/30/2033 (a)	15,273,452	15,539,974
10.00%, 10/15/2032 (a)	898,460	908,361
10.75%, 12/15/2030 (a)	6,008,000	6,810,068
11.00%, 11/15/2029 (a)	9,082,765	10,451,992
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,000	5,506
Rogers Communications, Inc.:
5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (d)	9,325,000	9,234,268
5 yr. CMT + 2.65%, 7.00%, 4/15/2055 (d)	6,957,000	7,115,550
5 yr. CMT + 2.62%, 7.13%, 4/15/2055 (d)	7,861,000	7,945,506
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	377,000	226,234
TELUS Corp.:
5 yr. CMT + 2.77%, 6.63%, 10/15/2055 (d)	3,178,000	3,203,932
5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (d)	2,993,000	3,018,740
T-Mobile USA, Inc.:
2.63%, 2/15/2029	500	470
3.38%, 4/15/2029	700	674
VEON Holdings BV 3.38%, 11/25/2027 (a)	1,000,000	920,930
Viasat, Inc. 7.50%, 5/30/2031 (a) (b)	7,194,000	6,233,817
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	10,675,000	9,743,393
4.75%, 7/15/2031 (a)	10,541,000	9,748,949
7.75%, 4/15/2032 (a)	7,627,000	7,924,758
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (d)	5,103,000	5,014,412
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (d)	5,217,300	4,764,647
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (d)	243,000	255,497
Security Description	Principal Amount	Value
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	$17,010,000	$17,815,253
Zegona Finance PLC 8.63%, 7/15/2029 (a)	7,063,000	7,545,120
		357,835,390
TRANSPORTATION — 0.8%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a) (c)	4,468,000	4,559,817
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	9,481,100	7,021,039
Clue Opco LLC 9.50%, 10/15/2031 (a) (b)	3,909,000	4,143,266
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	4,356,000	4,094,945
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	5,484,000	5,603,167
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	7,162,000	7,185,420
Seaspan Corp. 5.50%, 8/1/2029 (a)	6,314,000	5,985,420
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	6,188,800	6,135,453
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a) (b)	5,260,000	5,578,756
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	6,093,000	6,361,336
XPO, Inc. 7.13%, 2/1/2032 (a)	3,570,000	3,739,075
		60,407,694
TRUCKING & LEASING — 0.3%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	7,940,000	7,888,866
5.88%, 4/15/2033 (a)	3,108,000	3,067,441
7.00%, 5/1/2031 (a)	3,901,600	4,035,659
7.00%, 6/15/2032 (a)	6,780,800	7,003,685
7.88%, 12/1/2030 (a)	3,947,501	4,183,522
		26,179,173
TOTAL CORPORATE BONDS & NOTES (Cost $7,783,558,126)		7,725,060,318
	Shares
COMMON STOCKS — 0.0% *
HOUSEHOLD PRODUCTS — 0.0% *
Cenveo Enterprises, Inc. (f) (g)	20,138	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Gulfport Energy Corp. (g)	37	7,443
PHARMACEUTICALS — 0.0% *
Mallinckrodt PLC (f) (g)	12,924	508,693

See accompanying notes to financial statements.
140

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% *
Diebold Nixdorf, Inc. (g)	2,009	$111,299
TRADING COMPANIES & DISTRIBUTORS — 0.0% *
ATD New Holdings, Inc. (g)	35,050	17
TOTAL COMMON STOCKS (Cost $1,772,326)		748,281
	Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
MPH Acquisition Holdings LLC 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.03%, 12/31/2030 (d)	$1,581,370	1,560,812
MEDIA — 0.1%
Radiate Holdco LLC/Radiate Finance, Inc. 2025 First Lien First Out Term Loan 4.50%, 9/25/2029 (a) (b)	6,878,000	5,893,689
PHARMACEUTICALS — 0.0% *
Mallinckrodt International Finance SA 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 9.50%, 14.00%, 11/14/2028 (d)	606,501	627,623
TOTAL SENIOR FLOATING RATE LOANS (Cost $8,407,569)		8,082,124
	Shares
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (h) (i)	63,124,398	63,124,398
State Street Navigator Securities Lending Portfolio II (j) (k)	634,582,775	634,582,775
TOTAL SHORT-TERM INVESTMENTS (Cost $697,707,173)		697,707,173
TOTAL INVESTMENTS — 107.2% (Cost $8,491,445,194)		8,431,597,896
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(564,887,021)
NET ASSETS — 100.0%		$7,866,710,875

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 86.8% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	When-issued security.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of this security is $629,522, representing less than 0.05% of the Fund's net assets.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2025.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

During the year ended June 30, 2025, the average notional value related to swap contracts was $384,615. There were no swaps held at June 30, 2025.
See accompanying notes to financial statements.
141

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,725,060,318	$—	$7,725,060,318
Common Stocks	118,742	17	629,522	748,281
Senior Floating Rate Loans	—	8,082,124	—	8,082,124
Short-Term Investments	697,707,173	—	—	697,707,173
TOTAL INVESTMENTS	$697,825,915	$7,733,142,459	$629,522	$8,431,597,896

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,585,967	$12,589,742	$442,005,010	$454,594,752	$(1,557,216)	$1,557,216	—	$—	$406,169
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,623,349,325	1,560,224,927	—	—	63,124,398	63,124,398	1,197,779
State Street Navigator Securities Lending Portfolio II	657,455,382	657,455,382	1,430,098,782	1,452,971,389	—	—	634,582,775	634,582,775	5,993,372
Total		$670,045,124	$3,495,453,117	$3,467,791,068	$(1,557,216)	$1,557,216		$697,707,173	$7,597,320

See accompanying notes to financial statements.
142

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.4%
ADVERTISING — 1.5%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$4,486,000	$3,497,151
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	8,999,000	8,894,792
7.50%, 6/1/2029 (a) (b)	5,128,000	4,741,759
7.75%, 4/15/2028 (a) (b)	5,054,000	4,782,701
7.88%, 4/1/2030 (a)	4,515,000	4,659,932
9.00%, 9/15/2028 (a) (b)	3,988,000	4,178,786
CMG Media Corp. 8.88%, 6/18/2029 (a) (b)	4,197,000	3,992,354
Lamar Media Corp.:
3.75%, 2/15/2028	4,424,000	4,285,838
4.00%, 2/15/2030	2,469,000	2,358,290
4.88%, 1/15/2029	938,000	927,185
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	13,892,000	13,527,891
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	4,981,000	4,770,503
4.63%, 3/15/2030 (a) (b)	1,889,000	1,805,468
5.00%, 8/15/2027 (a)	4,181,000	4,153,071
Stagwell Global LLC 5.63%, 8/15/2029 (a)	4,599,000	4,400,645
		70,976,366
AEROSPACE & DEFENSE — 1.6%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	4,009,000	4,153,164
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	7,302,000	7,338,583
7.50%, 2/1/2029 (a) (b)	2,379,000	2,496,523
Moog, Inc. 4.25%, 12/15/2027 (a)	5,939,000	5,798,364
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028 (b)	3,288,000	3,225,133
9.38%, 11/30/2029 (a)	6,615,000	7,036,772
TransDigm, Inc.:
4.63%, 1/15/2029	4,859,000	4,766,485
4.88%, 5/1/2029 (b)	1,589,000	1,559,842
6.38%, 3/1/2029 (a)	16,118,000	16,574,301
6.75%, 8/15/2028 (a)	14,062,000	14,361,942
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	5,660,000	5,914,757
		73,225,866
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	5,553,500	5,548,335
6.00%, 6/15/2030 (a)	2,000,000	2,026,960
		7,575,295
Security Description	Principal Amount	Value
AIRLINES — 1.5%
Air Canada 3.88%, 8/15/2026 (a)	$7,307,642	$7,236,466
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	3,037,000	3,036,514
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	6,362,000	6,494,393
8.50%, 5/15/2029 (a) (b)	4,835,000	5,066,210
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	6,505,519	6,504,022
5.75%, 4/20/2029 (a)	15,244,000	15,279,518
Avianca Midco 2 PLC:
9.00%, 12/1/2028 (a)	4,973,000	4,719,228
9.63%, 2/14/2030 (a)	6,682,000	6,160,537
OneSky Flight LLC 8.88%, 12/15/2029 (a)	2,835,000	2,950,951
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	7,048,000	6,594,602
7.88%, 5/1/2027 (a) (b)	3,310,000	3,331,383
9.50%, 6/1/2028 (a) (b)	682,000	700,496
		68,074,320
APPAREL — 0.3%
Crocs, Inc. 4.25%, 3/15/2029 (a)	1,655,000	1,577,927
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	1,157,000	1,089,258
Under Armour, Inc.:
3.25%, 6/15/2026	1,336,000	1,316,267
7.25%, 7/15/2030 (a)	2,000,000	2,029,480
VF Corp.:
2.80%, 4/23/2027	1,008,000	962,973
2.95%, 4/23/2030	4,200,000	3,536,232
William Carter Co. 5.63%, 3/15/2027 (a) (b)	2,783,000	2,765,717
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	2,433,000	2,180,503
		15,458,357
AUTO MANUFACTURERS — 1.3%
Allison Transmission, Inc.:
4.75%, 10/1/2027 (a)	1,959,000	1,940,644
5.88%, 6/1/2029 (a)	704,000	709,998
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a) (b)	6,444,000	6,118,385
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	2,652,000	2,598,430
5.50%, 7/15/2029 (a) (b)	469,000	466,936
5.88%, 1/15/2028 (a)	3,170,000	3,183,948
7.75%, 10/15/2025 (a)	1,060,000	1,060,657

See accompanying notes to financial statements.
143

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a) (b)	$487,000	$513,882
Nissan Motor Acceptance Co. LLC:
1.85%, 9/16/2026 (a)	2,750,000	2,625,535
2.00%, 3/9/2026 (a)	6,858,000	6,661,930
2.45%, 9/15/2028 (a)	3,743,000	3,315,924
2.75%, 3/9/2028 (a)	4,549,000	4,148,233
5.30%, 9/13/2027 (a)	1,200,000	1,178,064
7.05%, 9/15/2028 (a)	3,138,000	3,192,444
Nissan Motor Co. Ltd.:
3.52%, 9/17/2025 (a)	5,623,000	5,584,820
4.35%, 9/17/2027 (a)	13,152,000	12,628,682
PM General Purchaser LLC 9.50%, 10/1/2028 (a) (b)	3,485,000	2,429,568
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,260,000	2,045,503
		60,403,583
AUTO PARTS & EQUIPMENT — 1.7%
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (a)	2,931,000	3,016,702
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	4,034,000	3,693,006
6.50%, 4/1/2027 (b)	1,917,000	1,914,489
6.88%, 7/1/2028 (b)	309,000	308,870
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	1,773,000	1,820,073
6.75%, 2/15/2030 (a)	5,399,000	5,614,096
8.50%, 5/15/2027 (a)	8,796,500	8,850,599
Dana, Inc.:
5.38%, 11/15/2027	1,852,000	1,853,259
5.63%, 6/15/2028	4,183,000	4,193,458
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	3,986,000	3,085,842
Forvia SE 8.00%, 6/15/2030 (a) (b)	3,507,000	3,595,973
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	4,796,000	4,779,646
5.00%, 5/31/2026	2,668,000	2,668,000
5.00%, 7/15/2029	3,869,000	3,781,096
6.63%, 7/15/2030	1,080,000	1,102,075
Phinia, Inc. 6.75%, 4/15/2029 (a)	1,202,000	1,239,478
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	3,769,000	2,707,913
Tenneco, Inc. 8.00%, 11/17/2028 (a)	10,581,000	10,462,810
Titan International, Inc. 7.00%, 4/30/2028	1,885,000	1,888,582
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	5,062,000	4,874,352
6.88%, 4/14/2028 (a)	1,541,000	1,544,390
Security Description	Principal Amount	Value
7.13%, 4/14/2030 (a)	$3,948,000	$3,858,696
		76,853,405
BANKS — 0.4%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	3,688,000	3,697,589
7.63%, 5/1/2026 (a)	3,504,000	3,504,560
12.00%, 10/1/2028 (a)	4,860,000	5,226,104
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a) (b)	5,000,000	5,008,000
		17,436,253
BEVERAGES — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	3,511,000	3,405,073
6.25%, 4/1/2029 (a)	3,548,000	3,574,433
		6,979,506
BIOTECHNOLOGY — 0.0% *
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	2,674,000	2,139,120
CHEMICALS — 3.1%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	2,528,000	2,391,336
Celanese U.S. Holdings LLC:
6.42%, 7/15/2027 (c)	8,706,000	9,015,585
6.50%, 4/15/2030	4,425,000	4,527,129
6.58%, 7/15/2029 (c)	3,360,000	3,503,237
6.85%, 11/15/2028 (c)	5,783,000	6,075,735
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	3,068,000	2,674,192
5.38%, 5/15/2027	2,091,000	2,068,605
5.75%, 11/15/2028 (a)	6,019,000	5,639,803
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a) (b)	4,025,000	3,449,264
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	3,694,000	3,693,557
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,215,000	4,077,591
GPD Cos., Inc. 12.50%, 12/31/2029 (a) (b)	1,948,764	1,849,981
Herens Holdco SARL 4.75%, 5/15/2028 (a)	3,701,000	3,322,314
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	2,505,000	2,515,972
INEOS Finance PLC:
6.75%, 5/15/2028 (a) (b)	3,797,000	3,769,624
7.50%, 4/15/2029 (a) (b)	2,281,000	2,287,615
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	3,795,000	3,844,145
Ingevity Corp. 3.88%, 11/1/2028 (a)	2,042,000	1,945,842

See accompanying notes to financial statements.
144

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	$2,803,000	$2,832,992
Iris Holding, Inc. 10.00%, 12/15/2028 (a) (b)	2,001,000	1,833,096
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a) (b)	2,439,000	2,210,661
Methanex Corp.:
5.13%, 10/15/2027	2,802,000	2,789,951
5.25%, 12/15/2029 (b)	4,155,000	4,104,226
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	4,659,000	4,584,736
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	815,000	759,091
Olin Corp.:
5.00%, 2/1/2030 (b)	2,417,000	2,328,900
5.63%, 8/1/2029 (b)	4,670,000	4,627,036
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	5,049,000	4,805,234
6.25%, 10/1/2029 (a) (b)	655,000	625,315
9.75%, 11/15/2028 (a)	8,684,000	9,143,818
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	2,391,000	2,564,802
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a) (b)	6,134,000	5,965,376
6.63%, 5/1/2029 (a)	3,178,000	3,116,061
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	921,000	915,041
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	4,371,000	4,235,412
SNF Group SACA:
3.13%, 3/15/2027 (a) (b)	1,486,000	1,441,019
3.38%, 3/15/2030 (a)	399,000	367,910
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	5,210,000	4,494,042
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	5,147,000	3,535,629
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	3,510,700	3,483,703
5.63%, 8/15/2029 (a) (b)	6,512,000	5,895,183
		143,310,761
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	738,000	784,413
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a) (b)	2,997,000	2,240,737
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	445,000	414,482
		3,439,632
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 5.3%
ADT Security Corp. 4.13%, 8/1/2029 (a)	$3,513,000	$3,389,975
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	2,321,000	2,303,221
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	7,247,000	7,414,043
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	4,879,000	4,745,803
6.88%, 6/15/2030 (a)	5,606,000	5,681,457
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	9,792,000	9,495,013
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	3,775,000	3,520,716
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	2,515,000	2,333,442
4.63%, 10/1/2027 (a)	5,885,000	5,742,230
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.38%, 3/1/2029 (a) (b)	3,992,000	3,846,891
5.75%, 7/15/2027 (a)	3,667,000	3,650,513
8.25%, 1/15/2030 (a) (b)	4,344,000	4,534,875
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	5,766,000	5,807,631
Block, Inc. 2.75%, 6/1/2026	4,555,000	4,458,434
Brink's Co.:
4.63%, 10/15/2027 (a)	2,858,000	2,841,338
6.50%, 6/15/2029 (a)	1,258,000	1,296,432
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	2,176,000	2,055,341
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	3,848,000	3,708,702
CoreCivic, Inc. 8.25%, 4/15/2029	3,042,000	3,228,079
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	2,705,000	2,739,299
Deluxe Corp.:
8.00%, 6/1/2029 (a)	3,141,000	3,033,044
8.13%, 9/15/2029 (a)	1,835,000	1,894,931
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	6,472,000	6,842,134
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	2,793,000	2,776,270
6.00%, 6/1/2029 (a)	2,046,000	1,996,180
7.75%, 2/15/2028 (a)	150,000	155,178
GEO Group, Inc. 8.63%, 4/15/2029	3,391,000	3,589,747

See accompanying notes to financial statements.
145

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Graham Holdings Co. 5.75%, 6/1/2026 (a)	$1,790,000	$1,790,430
Grand Canyon University 5.13%, 10/1/2028	3,751,000	3,637,945
Herc Holdings, Inc.:
5.50%, 7/15/2027 (a)	7,376,000	7,373,050
6.63%, 6/15/2029 (a)	5,169,000	5,306,082
7.00%, 6/15/2030 (a)	8,817,000	9,231,399
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	3,023,000	2,713,808
5.00%, 12/1/2029 (a) (b)	5,133,000	3,609,166
12.63%, 7/15/2029 (a) (b)	6,650,000	6,954,637
Korn Ferry 4.63%, 12/15/2027 (a)	1,819,000	1,809,250
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	3,631,000	3,569,273
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	2,650,000	2,371,671
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	4,711,000	4,578,715
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	3,380,000	2,613,416
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	5,286,000	5,113,676
5.75%, 4/15/2026 (a)	6,118,000	6,150,058
6.25%, 1/15/2028 (a)	6,360,000	6,374,564
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	4,096,000	3,932,774
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	6,470,000	6,470,065
10.88%, 8/1/2029 (a)	2,996,000	2,894,526
Service Corp. International:
4.63%, 12/15/2027	883,000	878,046
5.13%, 6/1/2029	4,038,000	4,034,285
Sotheby's 7.38%, 10/15/2027 (a)	4,620,000	4,567,979
StoneMor, Inc. 8.50%, 5/15/2029 (a)	3,792,000	3,509,837
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,894,000	4,594,977
United Rentals North America, Inc.:
3.88%, 11/15/2027	5,086,000	4,987,535
4.88%, 1/15/2028	8,300,000	8,269,871
5.25%, 1/15/2030	2,118,000	2,123,994
5.50%, 5/15/2027	3,330,000	3,330,033
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	4,141,000	4,097,105
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	6,544,000	6,526,200
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	2,658,000	2,625,705
6.63%, 6/15/2029 (a)	1,921,000	1,974,423
Security Description	Principal Amount	Value
6.63%, 4/15/2030 (a)	$2,580,000	$2,679,433
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	2,591,000	2,212,222
		245,987,069
COMPUTERS — 0.7%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	2,235,200	2,240,922
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a) (b)	2,643,000	2,527,448
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	2,951,000	2,786,747
McAfee Corp. 7.38%, 2/15/2030 (a)	10,866,000	10,257,613
NCR Voyix Corp.:
5.00%, 10/1/2028 (a) (b)	5,734,000	5,672,073
5.13%, 4/15/2029 (a)	1,607,000	1,583,184
Science Applications International Corp. 4.88%, 4/1/2028 (a) (b)	2,208,000	2,173,467
Virtusa Corp. 7.13%, 12/15/2028 (a)	1,800,000	1,714,968
Western Digital Corp. 4.75%, 2/15/2026	4,834,000	4,822,109
		33,778,531
CONSTRUCTION MATERIALS — 1.0%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	2,679,000	1,218,463
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	3,286,000	3,488,286
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	1,073,000	1,053,268
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	3,650,000	3,366,395
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	1,792,000	1,651,238
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	2,401,000	2,222,702
Griffon Corp. 5.75%, 3/1/2028	3,661,000	3,657,266
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	1,839,000	1,830,559
JELD-WEN, Inc. 4.88%, 12/15/2027 (a) (b)	3,249,000	3,023,812
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	428,000	408,286
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	2,265,000	2,154,921

See accompanying notes to financial statements.
146

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	$2,514,000	$2,516,640
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	4,053,000	3,291,563
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	6,789,000	6,773,385
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	6,066,000	6,002,246
5.00%, 2/15/2027 (a)	3,685,000	3,673,871
		46,332,901
DISTRIBUTION & WHOLESALE — 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	5,566,000	5,443,437
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	2,842,000	2,738,068
Gates Corp. 6.88%, 7/1/2029 (a)	1,037,000	1,076,686
RB Global Holdings, Inc. 6.75%, 3/15/2028 (a)	2,119,000	2,174,263
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	3,390,000	3,381,966
		14,814,420
DIVERSIFIED FINANCIAL SERVICES — 5.1%
AG Issuer LLC 6.25%, 3/1/2028 (a)	2,611,000	2,617,423
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	430,000	445,519
Ally Financial, Inc. 5.75%, 11/20/2025	5,704,000	5,714,552
Aretec Group, Inc. 7.50%, 4/1/2029 (a) (b)	1,400,000	1,416,772
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	3,223,000	3,102,331
Azorra Finance Ltd. 7.75%, 4/15/2030 (a)	3,188,000	3,319,824
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	5,510,000	5,932,286
Burford Capital Global Finance LLC 6.25%, 4/15/2028 (a)	3,196,000	3,169,825
Cobra AcquisitionCo LLC:
6.38%, 11/1/2029 (a)	1,624,000	1,401,512
12.25%, 11/1/2029 (a)	1,072,000	1,105,500
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	4,243,000	3,977,770
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	2,797,000	2,836,522
9.25%, 12/15/2028 (a)	3,522,000	3,733,567
Encore Capital Group, Inc.:
8.50%, 5/15/2030 (a)	3,884,000	4,166,833
9.25%, 4/1/2029 (a)	1,147,000	1,220,511
Security Description	Principal Amount	Value
Enova International, Inc.:
9.13%, 8/1/2029 (a)	$2,299,000	$2,420,456
11.25%, 12/15/2028 (a)	3,127,000	3,355,365
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (a)	6,077,000	6,310,661
GGAM Finance Ltd.:
5.88%, 3/15/2030 (a)	767,000	771,617
6.88%, 4/15/2029 (a)	3,884,000	4,013,959
7.75%, 5/15/2026 (a)	2,887,000	2,914,715
8.00%, 2/15/2027 (a)	5,734,000	5,917,488
8.00%, 6/15/2028 (a) (b)	1,988,000	2,103,145
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	5,784,000	5,929,525
goeasy Ltd.:
6.88%, 5/15/2030 (a)	2,545,000	2,559,863
7.63%, 7/1/2029 (a)	4,274,000	4,407,050
9.25%, 12/1/2028 (a)	2,718,000	2,875,236
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	1,616,000	1,566,922
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	6,752,000	6,529,319
Jefferson Capital Holdings LLC:
8.25%, 5/15/2030 (a)	3,097,000	3,208,120
9.50%, 2/15/2029 (a)	1,085,000	1,145,825
LD Holdings Group LLC 6.13%, 4/1/2028 (a) (b)	2,446,000	2,004,057
LFS Topco LLC 8.75%, 7/15/2030 (a) (d)	2,000,000	1,965,880
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	3,394,000	3,145,525
6.50%, 5/1/2028 (a)	7,390,000	7,322,234
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a)	4,061,000	4,056,046
5.50%, 8/15/2028 (a)	4,593,000	4,587,718
6.00%, 1/15/2027 (a)	1,347,000	1,348,468
6.50%, 8/1/2029 (a)	3,099,000	3,163,769
Navient Corp.:
4.88%, 3/15/2028 (b)	2,733,000	2,692,415
5.00%, 3/15/2027	3,055,000	3,038,320
5.50%, 3/15/2029 (b)	3,138,000	3,074,079
6.75%, 6/15/2026	5,431,000	5,498,073
OneMain Finance Corp.:
3.50%, 1/15/2027	3,604,000	3,527,523
3.88%, 9/15/2028	4,132,000	3,958,993
5.38%, 11/15/2029	3,375,000	3,320,257
6.63%, 1/15/2028	2,981,000	3,073,888
6.63%, 5/15/2029	7,514,000	7,727,247
7.13%, 3/15/2026	3,700,000	3,754,131
7.88%, 3/15/2030	1,930,000	2,050,181
9.00%, 1/15/2029	4,225,000	4,432,152

See accompanying notes to financial statements.
147

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	$2,372,000	$2,382,128
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	459,000	461,713
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	400,000	383,884
7.88%, 12/15/2029 (a)	4,421,000	4,700,053
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	2,471,000	2,463,686
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	1,553,000	1,607,495
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	5,569,000	5,575,152
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	2,946,000	2,716,183
8.38%, 2/1/2028 (a)	2,172,000	2,229,558
8.88%, 1/31/2030 (a)	2,040,000	2,121,437
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	2,321,000	2,440,648
Rfna LP 7.88%, 2/15/2030 (a)	2,136,000	2,185,619
Rocket Cos., Inc. 6.13%, 8/1/2030 (a)	4,000,000	4,076,280
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	4,996,000	4,874,247
3.63%, 3/1/2029 (a)	2,132,000	2,026,637
SLM Corp.:
3.13%, 11/2/2026	1,860,000	1,823,823
6.50%, 1/31/2030	928,000	972,423
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	2,220,000	2,303,206
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	7,110,000	7,105,734
5.50%, 4/15/2029 (a)	1,561,000	1,516,917
5.75%, 6/15/2027 (a)	3,872,000	3,862,514
UWM Holdings LLC 6.63%, 2/1/2030 (a)	5,042,000	5,048,655
		236,808,961
ELECTRIC — 2.0%
Atlantica Sustainable Infrastructure Ltd. 4.13%, 6/15/2028 (a)	2,414,000	2,312,322
Calpine Corp.:
4.50%, 2/15/2028 (a)	7,930,000	7,857,758
4.63%, 2/1/2029 (a)	3,103,000	3,061,978
5.13%, 3/15/2028 (a)	5,523,000	5,517,864
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	3,418,000	3,373,942
Security Description	Principal Amount	Value
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	$831,000	$856,237
DPL, Inc. 4.35%, 4/15/2029	876,000	849,781
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	4,923,000	4,596,162
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	3,583,000	3,381,062
5.25%, 6/15/2029 (a)	5,010,000	4,985,000
5.75%, 1/15/2028	1,368,000	1,374,977
5.75%, 7/15/2029 (a)	5,066,000	5,072,434
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	4,726,000	4,575,099
PG&E Corp. 5.00%, 7/1/2028	4,771,000	4,647,192
Pike Corp. 5.50%, 9/1/2028 (a)	2,167,000	2,164,118
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	3,000,000	3,208,860
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	921,000	916,395
TransAlta Corp. 7.75%, 11/15/2029	2,267,000	2,379,307
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	6,209,000	6,050,112
5.00%, 7/31/2027 (a)	4,898,500	4,891,593
5.50%, 9/1/2026 (a)	4,383,000	4,385,104
5.63%, 2/15/2027 (a)	8,773,000	8,769,842
XPLR Infrastructure Operating Partners LP:
3.88%, 10/15/2026 (a) (b)	954,000	931,400
4.50%, 9/15/2027 (a)	3,226,500	3,145,805
7.25%, 1/15/2029 (a) (b)	4,217,000	4,323,353
		93,627,697
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	2,845,000	2,694,243
4.75%, 6/15/2028 (a)	439,000	427,393
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	5,490,000	5,652,614
7.25%, 6/15/2028 (a)	5,925,000	5,995,211
		14,769,461
ELECTRONICS — 0.6%
Coherent Corp. 5.00%, 12/15/2029 (a)	5,894,000	5,790,737
Imola Merger Corp. 4.75%, 5/15/2029 (a)	11,740,000	11,348,471
Sensata Technologies BV 4.00%, 4/15/2029 (a) (b)	6,310,000	5,999,232
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	2,137,000	2,038,933

See accompanying notes to financial statements.
148

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	$4,216,000	$4,024,889
		29,202,262
ENERGY-ALTERNATE SOURCES — 0.2%
Sunnova Energy Corp. 5.88%, 9/1/2026 (a) (e)	4,000,000	93,240
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	4,172,000	3,995,691
5.00%, 1/31/2028 (a)	3,975,000	3,934,177
		8,023,108
ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Abenewco 2 SA:
1.50%, 10/26/2024 (a) (e)	4,407,136	4,143
1.50%, 10/26/2024 (a) (e) (f)	4,633,401	—
AECOM 5.13%, 3/15/2027	6,903,000	6,917,013
Arcosa, Inc. 4.38%, 4/15/2029 (a)	2,702,000	2,609,510
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,097,000	3,014,651
Fluor Corp. 4.25%, 9/15/2028	3,227,000	3,172,399
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	2,676,000	2,658,017
TopBuild Corp. 3.63%, 3/15/2029 (a)	15,000	14,192
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	1,053,000	1,184,804
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	3,000,000	2,903,520
		22,478,249
ENTERTAINMENT — 3.2%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,204,000	2,576,506
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	4,106,000	1,589,474
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a) (b)	4,582,000	3,611,074
Banijay Entertainment SAS 8.13%, 5/1/2029 (a)	3,501,000	3,632,042
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,542,000	3,436,484
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	4,673,000	4,460,238
7.00%, 2/15/2030 (a)	9,973,000	10,333,025
8.13%, 7/1/2027 (a)	4,531,000	4,532,495
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	2,613,000	2,579,527
5.50%, 4/1/2027 (a)	3,558,000	3,550,955
Security Description	Principal Amount	Value
5.75%, 4/1/2030 (a)	$5,373,000	$5,391,698
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	5,208,000	5,186,179
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	286,000	288,900
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	2,607,000	2,555,772
International Game Technology PLC:
4.13%, 4/15/2026 (a)	1,960,000	1,960,000
5.25%, 1/15/2029 (a)	4,514,000	4,473,916
6.25%, 1/15/2027 (a)	4,812,000	4,864,499
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	3,758,000	3,633,234
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	1,504,000	1,507,158
7.25%, 11/15/2029 (a)	2,492,000	2,566,860
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	2,650,000	2,573,654
4.75%, 10/15/2027 (a)	4,303,000	4,255,495
6.50%, 5/15/2027 (a)	5,809,000	5,896,716
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	1,163,000	1,120,190
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	4,038,000	4,166,570
13.25%, 12/15/2029 (a)	2,471,000	2,790,624
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	2,963,000	2,797,694
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	3,653,000	3,816,289
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	1,414,000	1,310,509
5.63%, 1/15/2027 (a) (b)	1,873,000	1,867,250
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	3,111,000	1,773,892
5.88%, 9/1/2031 (a)	1,630,000	888,660
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	5,758,000	5,106,137
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	6,547,000	6,306,922
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	5,029,000	4,918,211

See accompanying notes to financial statements.
149

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	$620,000	$618,562
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.:
5.25%, 7/15/2029 (b)	2,621,000	2,567,138
5.38%, 4/15/2027	2,676,000	2,668,935
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	1,264,000	1,255,936
Starz Capital Holdings 1, Inc. 5.50%, 4/15/2029 (a)	2,000,000	1,738,840
Vail Resorts, Inc. 5.63%, 7/15/2030 (a) (d)	1,493,000	1,493,000
Warnermedia Holdings, Inc.:
Series WI, 4.05%, 3/15/2029	9,316,000	8,675,711
4.28%, 3/15/2032	2,981,000	2,514,235
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (a)	2,314,000	2,295,928
		146,147,134
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	4,150,000	4,125,141
Enviri Corp. 5.75%, 7/31/2027 (a)	3,201,000	3,161,052
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a) (b)	8,606,000	8,302,897
4.00%, 8/1/2028 (a)	1,246,000	1,208,196
4.38%, 8/15/2029 (a)	564,500	547,000
4.75%, 6/15/2029 (a)	2,205,000	2,173,138
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	268,000	260,161
5.88%, 6/30/2029 (a) (b)	7,186,000	7,061,323
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	3,272,000	3,112,228
		29,951,136
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	4,764,000	4,698,543
3.50%, 3/15/2029 (a)	7,392,000	7,007,912
4.63%, 1/15/2027 (a)	11,246,000	11,168,065
4.88%, 2/15/2030 (a) (b)	4,297,000	4,227,689
5.88%, 2/15/2028 (a)	4,549,000	4,544,269
6.50%, 2/15/2028 (a) (b)	1,810,000	1,853,096
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	450,000	409,495
8.00%, 9/15/2028 (a)	7,523,000	7,252,473
Security Description	Principal Amount	Value
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	$2,456,000	$2,216,982
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	1,656,000	1,625,645
7.63%, 7/1/2029 (a)	162,000	168,997
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	6,478,000	6,710,755
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	4,436,000	4,229,549
4.88%, 5/15/2028 (a)	2,582,000	2,566,456
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	3,438,000	3,316,467
5.50%, 10/15/2027 (a)	6,328,000	6,321,419
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	669,000	621,541
4.63%, 4/15/2030 (a)	6,095,000	5,862,598
5.50%, 12/15/2029 (a)	3,578,000	3,563,795
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	4,747,000	4,491,327
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	1,821,000	1,661,517
U.S. Foods, Inc.:
4.75%, 2/15/2029 (a)	3,710,000	3,649,267
6.88%, 9/15/2028 (a)	5,194,000	5,371,271
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	4,288,000	4,235,729
		97,774,857
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	6,501,000	6,472,005
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	1,257,720	1,256,098
10.50%, 5/15/2029 (a)	3,267,000	3,355,209
		11,083,312
FOREST PRODUCTS & PAPER — 0.3%
Domtar Corp. 6.75%, 10/1/2028 (a)	4,781,000	4,326,423
Magnera Corp. 4.75%, 11/15/2029 (a) (b)	4,340,000	3,830,614
Mercer International, Inc.:
5.13%, 2/1/2029	4,070,000	3,318,881
12.88%, 10/1/2028 (a)	2,114,000	2,147,148
		13,623,066
GAS — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75%, 5/20/2027 (b)	1,114,798	1,106,114
9.38%, 6/1/2028 (a)	5,092,000	5,249,801

See accompanying notes to financial statements.
150

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
9.50%, 6/1/2030 (a)	$2,941,000	$3,048,052
		9,403,967
HEALTH CARE PRODUCTS — 1.7%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	1,792,000	1,696,325
4.63%, 7/15/2028 (a)	10,659,000	10,469,057
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	7,330,000	7,657,944
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	2,402,000	2,169,438
Hologic, Inc.:
3.25%, 2/15/2029 (a)	987,000	941,075
4.63%, 2/1/2028 (a)	2,151,000	2,132,179
Medline Borrower LP:
3.88%, 4/1/2029 (a)	25,098,000	24,097,594
5.25%, 10/1/2029 (a)	12,105,000	12,011,791
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	8,136,000	8,352,987
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	3,217,000	3,140,307
4.63%, 11/15/2027	2,328,000	2,304,813
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	1,707,000	1,727,450
		76,700,960
HEALTH CARE SERVICES — 3.4%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a) (b)	1,738,000	1,685,252
5.50%, 7/1/2028 (a)	1,019,000	1,012,631
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	1,396,000	1,309,643
4.25%, 5/1/2028 (a)	5,457,000	5,293,563
CHS/Community Health Systems, Inc.:
5.25%, 5/15/2030 (a)	8,666,000	7,681,196
5.63%, 3/15/2027 (a)	10,011,000	9,851,925
6.00%, 1/15/2029 (a)	3,589,000	3,462,847
6.13%, 4/1/2030 (a)	4,122,000	3,044,798
6.88%, 4/15/2029 (a) (b)	9,076,000	7,235,750
DaVita, Inc.:
4.63%, 6/1/2030 (a)	1,200,000	1,149,984
6.88%, 9/1/2032 (a)	6,000,000	6,221,820
Encompass Health Corp.:
4.50%, 2/1/2028	5,149,000	5,099,724
4.75%, 2/1/2030	2,680,000	2,645,214
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	2,549,000	2,477,654
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	3,528,000	3,726,732
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	2,365,000	2,360,388
5.00%, 5/15/2027 (a)	7,235,000	7,213,801
Security Description	Principal Amount	Value
6.25%, 6/1/2032 (a)	$6,187,000	$6,349,594
Kedrion SpA 6.50%, 9/1/2029 (a)	5,585,000	5,348,140
LifePoint Health, Inc. 5.38%, 1/15/2029 (a) (b)	2,852,000	2,660,602
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	4,606,000	4,499,970
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (a)	816	673
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	2,790,000	2,758,696
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	8,409,000	8,345,680
Tenet Healthcare Corp.:
4.25%, 6/1/2029	10,909,000	10,588,057
4.38%, 1/15/2030	6,708,000	6,499,851
4.63%, 6/15/2028	9,229,000	9,109,300
5.13%, 11/1/2027	6,352,000	6,339,360
6.13%, 10/1/2028	7,469,000	7,478,336
6.13%, 6/15/2030	5,750,000	5,849,820
6.25%, 2/1/2027	5,333,000	5,332,147
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	6,545,000	6,757,582
		159,390,730
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Benteler International AG 10.50%, 5/15/2028 (a) (b)	3,562,000	3,749,005
HOME BUILDERS — 1.1%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	3,580,000	3,708,522
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a) (b)	210,000	200,567
4.63%, 4/1/2030 (a)	1,138,000	1,081,908
Beazer Homes USA, Inc. 5.88%, 10/15/2027	2,072,000	2,075,667
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	3,757,000	3,378,482
5.00%, 6/15/2029 (a) (b)	2,106,000	1,919,219
6.25%, 9/15/2027 (a)	4,651,000	4,634,256
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	758,000	701,673
6.75%, 6/1/2027	1,548,000	1,551,855
Empire Communities Corp. 9.75%, 5/1/2029 (a)	4,345,000	4,461,750
K Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	5,246,000	5,691,123
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	2,282,000	2,371,888
M/I Homes, Inc. 4.95%, 2/1/2028	1,106,000	1,098,800
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	3,249,000	3,123,036

See accompanying notes to financial statements.
151

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.25%, 12/15/2027 (a)	$344,000	$342,325
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	391,000	408,873
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	4,044,000	4,098,756
5.88%, 6/15/2027 (a)	2,932,000	2,978,883
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	1,975,000	1,857,369
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	3,000,000	3,028,140
		48,713,092
HOME FURNISHINGS — 0.2%
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	4,731,000	4,524,066
Whirlpool Corp.:
4.75%, 2/26/2029	3,548,000	3,491,729
6.13%, 6/15/2030	2,818,000	2,844,066
		10,859,861
HOUSEHOLD PRODUCTS — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	5,259,000	5,234,283
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	242,000	50,128
Perrigo Finance Unlimited Co. 4.90%, 6/15/2030	600,000	589,548
		5,873,959
HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,498,000	3,976,322
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	5,958,000	4,885,918
Newell Brands, Inc.:
6.38%, 9/15/2027	3,816,000	3,865,913
6.38%, 5/15/2030	4,161,000	4,046,448
6.63%, 9/15/2029	2,736,000	2,709,816
8.50%, 6/1/2028 (a) (b)	7,456,000	7,851,615
Scotts Miracle-Gro Co. 4.50%, 10/15/2029 (b)	303,000	292,962
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	3,490,000	1,371,535
		25,024,207
INSURANCE — 1.7%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	4,760,000	4,575,550
6.00%, 8/1/2029 (a) (b)	1,857,000	1,810,445
8.25%, 2/1/2029 (a)	5,018,000	5,190,770
8.50%, 6/15/2029 (a)	3,092,000	3,224,987
Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	$2,132,000	$2,090,703
5.88%, 11/1/2029 (a) (b)	692,000	682,139
6.75%, 10/15/2027 (a)	6,780,000	6,791,390
6.75%, 4/15/2028 (a)	7,761,000	7,887,815
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	4,452,000	4,326,053
6.38%, 2/15/2029 (a)	4,189,000	4,269,094
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	5,979,000	6,116,577
AssuredPartners, Inc. 5.63%, 1/15/2029 (a) (b)	1,167,000	1,166,801
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	3,836,000	3,791,541
Constellation Insurance, Inc. 6.80%, 1/24/2030 (a)	2,837,000	2,817,793
HUB International Ltd.:
5.63%, 12/1/2029 (a)	2,346,000	2,341,097
7.25%, 6/15/2030 (a)	12,503,000	13,068,261
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	2,625,000	2,783,156
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	1,862,000	1,801,969
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	1,932,000	1,925,219
		76,661,360
INTERNET — 2.0%
Acuris Finance U.S., Inc./Acuris Finance SARL:
5.00%, 5/1/2028 (a)	5,396,000	5,143,791
9.00%, 8/1/2029 (a)	70,000	71,814
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	2,333,000	2,178,602
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	4,644,000	4,445,748
6.13%, 12/1/2028 (a)	2,794,000	2,571,318
Cablevision Lightpath LLC 5.63%, 9/15/2028 (a)	2,655,000	2,572,137
Cars.com, Inc. 6.38%, 11/1/2028 (a)	1,186,000	1,188,680
Cogent Communications Group LLC 7.00%, 6/15/2027 (a)	2,511,000	2,523,053
Gen Digital, Inc. 6.75%, 9/30/2027 (a)	4,462,000	4,542,762
Getty Images, Inc. 11.25%, 2/21/2030 (a) (b)	3,650,000	3,623,027
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	2,966,000	2,805,539

See accompanying notes to financial statements.
152

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.25%, 12/1/2027 (a)	$5,332,000	$5,325,228
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	2,667,000	2,586,990
ION Trading Technologies SARL:
5.75%, 5/15/2028 (a)	3,129,000	3,025,931
9.50%, 5/30/2029 (a)	4,999,000	5,164,317
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	2,838,000	2,767,987
5.00%, 12/15/2027 (a)	2,043,000	2,030,007
5.63%, 2/15/2029 (a)	1,656,000	1,643,414
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	4,232,000	3,478,873
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	604,000	344,371
11.75%, 10/15/2028 (a)	7,882,000	5,704,598
Rakuten Group, Inc.:
9.75%, 4/15/2029 (a)	10,436,000	11,452,779
11.25%, 2/15/2027 (a)	9,930,000	10,788,151
Wayfair LLC 7.25%, 10/31/2029 (a)	4,533,000	4,548,820
		90,527,937
INVESTMENT COMPANY SECURITY — 0.8%
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (b)	2,084,000	2,154,043
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	5,944,000	5,336,642
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	4,480,000	3,764,768
5.25%, 5/15/2027	7,612,000	7,377,170
6.25%, 5/15/2026	4,910,000	4,874,599
9.00%, 6/15/2030	4,000,000	3,732,560
9.75%, 1/15/2029	4,236,000	4,138,064
10.00%, 11/15/2029 (a)	2,638,000	2,611,303
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a) (b)	10,577,000	4,007,414
		37,996,563
IRON/STEEL — 1.1%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	1,990,000	1,839,277
ATI, Inc.:
5.88%, 12/1/2027	1,403,000	1,402,607
7.25%, 8/15/2030	1,319,000	1,386,150
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	2,748,000	2,532,694
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	1,920,000	1,934,515
Carpenter Technology Corp. 6.38%, 7/15/2028	2,597,000	2,603,051
Security Description	Principal Amount	Value
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	$1,305,000	$1,199,869
5.88%, 6/1/2027 (b)	1,164,000	1,161,358
6.75%, 4/15/2030 (a)	4,193,000	4,044,065
6.88%, 11/1/2029 (a)	6,380,000	6,282,450
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	3,164,000	3,405,350
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	3,224,000	3,230,609
8.13%, 5/1/2027 (a)	5,340,000	5,331,029
8.50%, 5/1/2030 (a) (b)	2,919,000	2,901,223
9.25%, 10/1/2028 (a)	5,830,748	5,952,961
TMS International Corp. 6.25%, 4/15/2029 (a)	3,380,000	3,217,861
U.S. Steel Corp. 6.88%, 3/1/2029	1,935,000	1,957,253
		50,382,322
IT SERVICES — 0.4%
ASGN, Inc. 4.63%, 5/15/2028 (a)	3,406,000	3,323,336
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	2,170,000	2,309,119
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	6,432,000	7,040,403
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029	1,500,000	1,429,415
5.88%, 7/15/2030 (a)	1,724,000	1,754,894
8.25%, 12/15/2029	1,906,000	2,035,661
Unisys Corp. 10.63%, 1/15/2031 (a)	1,650,000	1,696,513
		19,589,341
LEISURE TIME — 1.6%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (e) (f)	1,771,000	—
Acushnet Co. 7.38%, 10/15/2028 (a)	2,013,000	2,099,338
Carnival Corp.:
5.75%, 3/1/2027 (a)	17,221,000	17,359,801
5.75%, 3/15/2030 (a)	5,814,000	5,915,512
6.00%, 5/1/2029 (a)	7,629,000	7,705,519
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	1,003,000	1,009,800
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	4,023,000	3,181,187
NCL Corp. Ltd.:
5.88%, 2/15/2027 (a) (b)	5,252,000	5,268,859
6.25%, 3/1/2030 (a)	1,492,000	1,504,100
7.75%, 2/15/2029 (a)	2,668,000	2,837,125
8.13%, 1/15/2029 (a)	4,724,000	4,978,057
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	2,741,000	2,783,513
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a) (b)	3,094,000	3,180,725

See accompanying notes to financial statements.
153

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
11.13%, 7/15/2030 (a)	$1,538,000	$1,609,502
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	4,366,000	4,363,642
7.00%, 2/15/2029 (a)	4,424,000	4,461,693
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	2,537,000	2,533,778
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	3,305,000	3,287,351
		74,079,502
LODGING — 2.6%
Boyd Gaming Corp. 4.75%, 12/1/2027	4,630,000	4,596,571
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	980,000	949,904
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	2,851,000	2,958,939
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (a)	3,282,000	3,141,038
4.88%, 1/15/2030 (b)	4,368,000	4,344,893
5.75%, 5/1/2028 (a)	132,000	132,338
5.88%, 4/1/2029 (a)	6,227,000	6,360,382
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (a)	5,017,000	4,823,193
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	2,343,000	2,339,392
Las Vegas Sands Corp. 3.50%, 8/18/2026	500	493
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a) (b)	2,091,000	2,008,364
Melco Resorts Finance Ltd.:
5.25%, 4/26/2026	1,317,000	1,314,801
5.38%, 12/4/2029 (a)	6,171,000	5,789,756
5.63%, 7/17/2027	1,293,143	1,291,203
5.75%, 7/21/2028 (a)	5,042,000	4,930,168
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	1,822,000	1,804,928
5.88%, 5/15/2026 (a) (b)	6,282,000	6,283,005
MGM Resorts International:
4.63%, 9/1/2026	2,346,000	2,340,792
4.75%, 10/15/2028 (b)	4,851,000	4,791,042
5.50%, 4/15/2027 (b)	2,152,000	2,160,888
6.13%, 9/15/2029	5,789,000	5,888,108
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,762,000	1,728,240
Studio City Co. Ltd. 7.00%, 2/15/2027 (a)	3,467,000	3,482,913
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	5,682,000	5,208,178
Security Description	Principal Amount	Value
6.50%, 1/15/2028 (a)	$1,894,000	$1,867,995
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	1,092,000	1,051,290
4.63%, 3/1/2030 (a)	2,126,000	2,037,154
6.00%, 4/1/2027	2,321,000	2,341,680
6.60%, 10/1/2025	4,135,000	4,135,662
6.63%, 7/31/2026 (a)	5,827,000	5,886,727
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	1,000,000	978,480
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	5,878,000	5,881,821
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a) (b)	1,379,000	1,310,850
5.50%, 1/15/2026 (a)	4,863,000	4,855,219
5.50%, 10/1/2027 (a)	4,043,000	4,020,400
5.63%, 8/26/2028 (a)	9,649,000	9,465,283
		122,502,090
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	2,568,000	2,510,836
4.13%, 4/15/2029 (a)	2,303,500	2,220,505
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	2,000,000	2,114,940
Terex Corp. 5.00%, 5/15/2029 (a)	3,553,000	3,470,571
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	525,000	511,707
		10,828,559
MACHINERY-DIVERSIFIED — 0.8%
ATS Corp. 4.13%, 12/15/2028 (a)	2,523,000	2,412,316
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	7,917,000	8,292,345
Esab Corp. 6.25%, 4/15/2029 (a)	2,283,000	2,338,294
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	5,472,000	3,751,494
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a) (b)	700,000	547,736
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	4,908,000	5,130,676
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	2,841,000	2,998,874
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	1,195,000	1,149,686
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	1,789,000	1,790,503

See accompanying notes to financial statements.
154

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	$9,518,500	$9,494,418
		37,906,342
MEDIA — 8.1%
Altice Financing SA 9.63%, 7/15/2027 (a)	1,059,000	911,651
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	3,699,000	2,960,014
10.25%, 1/15/2029 (a)	6,356,000	6,592,380
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (a)	9,980,000	9,673,215
5.00%, 2/1/2028 (a)	16,341,000	16,191,807
5.13%, 5/1/2027 (a)	17,045,000	16,986,706
5.38%, 6/1/2029 (a)	8,818,000	8,784,403
5.50%, 5/1/2026 (a)	5,300,000	5,301,007
6.38%, 9/1/2029 (a) (b)	9,909,000	10,110,153
CSC Holdings LLC:
5.38%, 2/1/2028 (a) (b)	4,451,000	4,075,959
5.50%, 4/15/2027 (a)	5,485,000	5,235,816
5.75%, 1/15/2030 (a)	14,500,000	7,177,500
6.50%, 2/1/2029 (a)	7,826,000	6,359,877
7.50%, 4/1/2028 (a)	2,792,000	2,085,903
11.25%, 5/15/2028 (a) (b)	5,125,000	5,100,298
11.75%, 1/31/2029 (a)	11,807,000	11,193,390
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	1,678,000	474,773
Directv Financing LLC 8.88%, 2/1/2030 (a)	5,045,000	4,967,257
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	20,934,000	20,862,406
Discovery Communications LLC:
3.63%, 5/15/2030	5,500,000	4,863,210
3.95%, 3/20/2028	7,426,000	7,093,018
4.13%, 5/15/2029	1,076,000	1,000,250
DISH DBS Corp.:
5.13%, 6/1/2029	7,648,000	5,096,933
5.25%, 12/1/2026 (a)	13,595,000	12,340,861
5.75%, 12/1/2028 (a)	9,905,000	8,582,682
7.38%, 7/1/2028	7,343,000	5,302,747
7.75%, 7/1/2026	10,949,000	9,726,216
DISH Network Corp. 11.75%, 11/15/2027 (a)	16,453,000	16,940,009
GCI LLC 4.75%, 10/15/2028 (a)	3,642,000	3,522,251
Gray Media, Inc.:
7.00%, 5/15/2027 (a) (b)	4,949,500	4,950,737
10.50%, 7/15/2029 (a) (b)	5,516,000	5,927,218
iHeartCommunications, Inc. 9.13%, 5/1/2029 (a) (b)	8,563,168	7,056,479
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	1,220,000	724,875
Security Description	Principal Amount	Value
6.75%, 10/15/2027 (a)	$9,487,000	$6,375,738
Liberty Interactive LLC 8.25%, 2/1/2030	2,890,000	330,183
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	3,925,000	3,939,758
8.00%, 8/1/2029 (a)	3,357,000	3,415,244
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	1,805,000	1,758,088
5.63%, 7/15/2027 (a)	11,997,000	11,967,367
Radiate Holdco LLC/Radiate Finance, Inc. 6.00%, 3/25/2030 (a)	5,283,780	4,399,962
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a) (b)	2,821,000	2,465,751
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	2,444,000	2,174,891
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a) (b)	3,879,000	3,144,434
Sirius XM Radio LLC:
3.13%, 9/1/2026 (a)	4,865,000	4,775,484
4.00%, 7/15/2028 (a)	7,993,000	7,676,237
5.00%, 8/1/2027 (a)	10,312,500	10,224,534
5.50%, 7/1/2029 (a)	6,080,000	6,033,610
Sunrise HoldCo IV BV 5.50%, 1/15/2028 (a)	2,499,000	2,476,234
TEGNA, Inc.:
4.63%, 3/15/2028	4,664,000	4,534,854
4.75%, 3/15/2026 (a)	4,635,000	4,623,459
5.00%, 9/15/2029	5,941,000	5,674,190
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	4,140,000	4,095,673
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	7,433,000	6,763,658
6.63%, 6/1/2027 (a)	8,015,000	7,995,604
7.38%, 6/30/2030 (a)	2,980,000	2,927,492
8.00%, 8/15/2028 (a)	10,354,000	10,507,653
Urban One, Inc. 7.38%, 2/1/2028 (a)	2,716,000	1,522,780
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (a)	7,530,000	7,405,680
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	653,000	639,117
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	1,755,000	1,558,633
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	3,673,000	3,194,445
Ziggo BV 4.88%, 1/15/2030 (a)	3,855,000	3,600,570
		374,373,324

See accompanying notes to financial statements.
155

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	$2,155,000	$2,137,545
6.38%, 6/15/2030 (a)	3,169,000	3,241,158
		5,378,703
MINING — 0.9%
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (a) (b)	1,000,000	951,160
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	1,927,000	1,956,136
Compass Minerals International, Inc.:
6.75%, 12/1/2027 (a)	1,035,000	1,043,570
8.00%, 7/1/2030 (a)	1,836,000	1,898,387
Constellium SE 3.75%, 4/15/2029 (a)	3,617,000	3,399,148
FMG Resources August 2006 Pty. Ltd.:
4.50%, 9/15/2027 (a)	2,524,000	2,482,303
5.88%, 4/15/2030 (a)	539,000	544,756
Hecla Mining Co. 7.25%, 2/15/2028	3,749,000	3,776,818
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	1,965,000	1,953,544
6.13%, 4/1/2029	116,000	117,617
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	1,613,000	1,633,921
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a) (b)	2,228,500	2,183,774
Novelis Corp.:
3.25%, 11/15/2026 (a)	1,874,000	1,843,323
4.75%, 1/30/2030 (a)	9,557,000	9,161,245
6.88%, 1/30/2030 (a) (b)	4,552,000	4,706,677
Perenti Finance Pty. Ltd.:
6.50%, 10/7/2025 (a)	480,223	480,247
7.50%, 4/26/2029 (a)	1,422,000	1,467,803
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	1,595,000	1,668,833
		41,269,262
MISCELLANEOUS MANUFACTURER — 0.6%
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	5,385,000	5,539,819
Calderys Financing LLC 11.25%, 6/1/2028 (a)	2,064,000	2,190,688
FXI Holdings, Inc.:
12.25%, 11/15/2026 (a)	1,498,000	1,324,726
12.25%, 11/15/2026 (a) (b)	5,249,000	4,630,930
Hillenbrand, Inc.:
5.00%, 9/15/2026	200,000	200,804
6.25%, 2/15/2029 (b)	3,747,000	3,816,282
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	3,533,000	3,505,867
Security Description	Principal Amount	Value
Maxam Prill SARL 7.75%, 7/15/2030 (a) (d)	$2,700,000	$2,698,920
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	4,033,000	4,200,813
		28,108,849
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	5,307,000	5,354,657
7.25%, 3/15/2029 (a)	2,330,000	2,365,369
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	4,359,000	3,327,530
8.88%, 11/30/2029 (a) (b)	3,014,000	2,275,902
		13,323,458
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	2,974,000	2,956,513
OIL & GAS — 5.0%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	4,886,000	5,119,258
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88%, 6/30/2029 (a) (b)	2,400,000	2,402,928
Baytex Energy Corp. 8.50%, 4/30/2030 (a)	4,666,000	4,669,406
California Resources Corp. 8.25%, 6/15/2029 (a)	5,332,000	5,484,069
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 4/15/2026 (a)	1,436,000	1,435,698
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	3,558,000	3,512,386
8.38%, 7/1/2028 (a)	7,034,000	7,210,905
CNX Resources Corp. 6.00%, 1/15/2029 (a)	2,764,000	2,774,476
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	3,677,000	3,570,404
6.75%, 3/1/2029 (a)	12,375,000	12,356,402
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	34,000	32,538
9.25%, 2/15/2028 (a)	6,291,000	6,556,606
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	2,097,000	2,007,857
8.50%, 1/15/2029 (a)	3,504,000	3,508,765
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	3,144,000	3,214,740
EnQuest PLC 11.63%, 11/1/2027 (a) (b)	1,229,000	1,251,614
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	5,509,000	5,651,242

See accompanying notes to financial statements.
156

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	$3,685,000	$3,637,869
6.00%, 2/1/2031 (a)	2,000,000	1,934,620
6.25%, 11/1/2028 (a)	4,712,000	4,736,173
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	3,436,000	3,540,076
Kimmeridge Texas Gas LLC 8.50%, 2/15/2030 (a)	3,096,000	3,204,515
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	2,535,000	2,488,914
Matador Resources Co. 6.88%, 4/15/2028 (a)	2,277,000	2,322,699
MEG Energy Corp. 5.88%, 2/1/2029 (a)	3,355,000	3,350,940
Nabors Industries Ltd. 7.50%, 1/15/2028 (a) (b)	1,471,000	1,306,660
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	3,827,000	3,782,339
9.13%, 1/31/2030 (a) (b)	3,783,000	3,621,769
Noble Finance II LLC 8.00%, 4/15/2030 (a)	6,888,000	7,014,739
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	2,977,000	3,002,334
Parkland Corp.:
4.50%, 10/1/2029 (a)	5,168,000	4,966,603
4.63%, 5/1/2030 (a)	6,175,000	5,914,168
5.88%, 7/15/2027 (a)	2,219,000	2,219,621
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	5,712,000	5,462,785
9.88%, 3/15/2030 (a)	3,547,000	3,447,826
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	4,402,000	4,418,111
8.00%, 4/15/2027 (a)	2,401,000	2,452,982
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	4,020,000	3,969,308
Puma International Financing SA:
5.00%, 1/24/2026 (a)	2,775,713	2,754,534
7.75%, 4/25/2029 (a)	390,000	400,912
Range Resources Corp.:
4.75%, 2/15/2030 (a)	3,718,000	3,614,677
8.25%, 1/15/2029	756,000	776,661
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	2,281,000	2,265,261
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	3,405,000	3,564,524
SM Energy Co.:
6.50%, 7/15/2028	1,617,000	1,630,599
6.63%, 1/15/2027 (b)	308,000	308,283
6.75%, 9/15/2026	3,998,000	4,000,719
6.75%, 8/1/2029 (a)	5,724,000	5,704,481
Security Description	Principal Amount	Value
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	$2,188,000	$2,191,588
Sunoco LP 7.00%, 5/1/2029 (a)	4,033,000	4,200,208
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	5,375,000	5,215,954
4.50%, 4/30/2030	3,429,000	3,296,503
5.88%, 3/15/2028	716,000	717,232
6.00%, 4/15/2027	2,434,000	2,434,633
7.00%, 9/15/2028 (a)	2,701,000	2,783,624
Talos Production, Inc. 9.00%, 2/1/2029 (a)	3,516,000	3,605,693
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	5,314,000	5,151,764
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	4,397	4,404
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,235,905	1,264,158
Transocean, Inc.:
8.00%, 2/1/2027 (a) (b)	3,511,000	3,457,843
8.25%, 5/15/2029 (a)	5,792,000	5,362,234
8.75%, 2/15/2030 (a)	4,765,600	4,912,142
Valaris Ltd. 8.38%, 4/30/2030 (a)	4,900,000	5,022,108
Vermilion Energy, Inc.:
6.88%, 5/1/2030 (a)	1,345,000	1,295,450
7.25%, 2/15/2033 (a)	1,500,000	1,407,090
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	2,443,000	2,149,987
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	3,096,000	3,073,554
		230,121,165
OIL & GAS SERVICES — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (a)	3,230,000	3,243,857
Aris Water Holdings LLC 7.25%, 4/1/2030 (a) (b)	2,990,000	3,082,122
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	952,000	956,322
Enerflex Ltd. 9.00%, 10/15/2027 (a)	5,384,000	5,552,304
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	4,598,000	4,759,804
TGS ASA 8.50%, 1/15/2030 (a)	2,886,000	2,976,505
Tidewater, Inc. 9.13%, 7/15/2030 (a) (d)	1,855,000	1,908,331
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	4,696,000	4,710,323

See accompanying notes to financial statements.
157

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
7.13%, 3/15/2029 (a)	$6,458,000	$6,619,708
Viridien 10.00%, 10/15/2030 (a) (b)	3,000	2,948
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	3,481,000	3,586,196
		37,398,420
PACKAGING & CONTAINERS — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	2,497,000	2,357,443
4.00%, 9/1/2029 (a) (b)	4,260,000	3,887,378
6.00%, 6/15/2027 (a)	4,452,000	4,464,287
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	6,356,000	5,967,903
5.25%, 8/15/2027 (a)	9,136,000	4,036,741
Ball Corp.:
6.00%, 6/15/2029	6,400,000	6,571,392
6.88%, 3/15/2028	907,000	926,636
Cascades, Inc./Cascades USA, Inc.:
5.38%, 1/15/2028 (a)	3,566,000	3,534,904
6.75%, 7/15/2030 (a)	1,384,000	1,391,626
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	3,694,000	3,746,713
6.88%, 1/15/2030 (a)	2,221,000	2,278,080
8.75%, 4/15/2030 (a)	6,703,000	6,854,756
Crown Americas LLC 5.25%, 4/1/2030	2,832,000	2,874,735
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	1,245,000	1,236,434
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	2,786,000	2,892,927
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,307,500	1,301,420
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	1,526,000	1,460,733
3.75%, 2/1/2030 (a) (b)	1,000,000	937,130
4.75%, 7/15/2027 (a)	883,000	867,857
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	5,109,000	5,109,000
LABL, Inc.:
5.88%, 11/1/2028 (a)	2,391,000	2,092,029
8.25%, 11/1/2029 (a) (b)	1,750,000	1,454,530
10.50%, 7/15/2027 (a) (b)	3,399,000	3,253,625
Security Description	Principal Amount	Value
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	$14,376,000	$14,622,405
9.25%, 4/15/2027 (a)	6,839,000	6,787,844
OI European Group BV 4.75%, 2/15/2030 (a) (b)	2,106,000	2,023,361
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,978,000	1,981,303
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	1,881,000	1,833,881
5.00%, 4/15/2029 (a)	3,154,000	3,120,820
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	4,736,000	4,801,594
Silgan Holdings, Inc. 4.13%, 2/1/2028	1,247,000	1,225,552
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	5,495,461	5,611,635
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	5,589,000	5,949,602
TriMas Corp. 4.13%, 4/15/2029 (a)	2,617,500	2,487,070
Trivium Packaging Finance BV 8.25%, 7/15/2030 (a)	500,000	528,395
		120,471,741
PHARMACEUTICALS — 2.1%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	2,485,000	2,362,738
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	3,743,000	3,529,088
5.13%, 3/1/2030 (a)	1,716,000	1,631,676
6.13%, 8/1/2028 (a) (b)	3,408,000	3,410,079
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	3,000,000	2,862,780
9.25%, 4/1/2026 (a) (b)	5,300,000	5,261,628
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a) (b)	9,544,000	8,021,350
5.00%, 1/30/2028 (a) (b)	3,103,000	2,512,716
5.25%, 1/30/2030 (a) (b)	7,106,000	4,476,922
6.25%, 2/15/2029 (a) (b)	1,274,000	900,884
11.00%, 9/30/2028 (a)	8,512,000	8,438,201
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	4,597,000	4,796,694
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	2,572,000	2,482,906
Elanco Animal Health, Inc. 6.65%, 8/28/2028	3,824,000	3,980,172
Grifols SA 4.75%, 10/15/2028 (a)	4,085,000	3,919,680

See accompanying notes to financial statements.
158

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a) (b)	$2,765,500	$2,346,333
12.25%, 4/15/2029 (a)	4,613,000	5,049,574
Jazz Securities DAC 4.38%, 1/15/2029 (a)	8,112,000	7,835,300
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	1,384,205	1,432,680
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	2,472,000	2,379,918
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028 (a)	11,127,000	10,695,161
Owens & Minor, Inc. 4.50%, 3/31/2029 (a) (b)	7,822,000	7,010,389
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	472	476
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	2,862,000	2,842,452
		98,179,797
PIPELINES — 4.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	3,097,000	3,075,538
5.75%, 3/1/2027 (a)	3,211,500	3,208,802
5.75%, 1/15/2028 (a)	3,652,000	3,644,769
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 7/15/2029 (a)	1,580,000	1,649,678
Buckeye Partners LP:
3.95%, 12/1/2026	6,453,000	6,374,725
4.13%, 12/1/2027	927,000	911,510
4.50%, 3/1/2028 (a)	4,492,000	4,423,856
6.75%, 2/1/2030 (a)	2,565,000	2,663,239
6.88%, 7/1/2029 (a)	1,159,000	1,200,376
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	3,150,000	2,980,971
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	2,966,000	2,978,279
8.63%, 3/15/2029 (a)	4,907,000	5,094,889
EQM Midstream Partners LP 7.50%, 6/1/2027 (a)	160,000	163,448
Excelerate Energy LP 8.00%, 5/15/2030 (a)	5,477,000	5,771,991
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	2,860,000	2,974,600
Security Description	Principal Amount	Value
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	$3,164,000	$3,210,796
8.25%, 1/15/2029	2,882,000	3,013,131
8.88%, 4/15/2030	2,650,000	2,812,233
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	387,000	393,854
7.00%, 8/1/2027	2,772,000	2,775,105
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	4,614,000	4,689,347
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	1,481,000	1,424,159
5.13%, 6/15/2028 (a)	4,831,000	4,795,879
5.88%, 3/1/2028 (a)	4,498,000	4,564,750
6.50%, 6/1/2029 (a)	4,101,000	4,214,844
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	1,558,000	1,635,246
ITT Holdings LLC 6.50%, 8/1/2029 (a)	6,591,000	6,270,282
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	5,350,000	5,397,294
6.63%, 12/15/2028 (a)	5,641,000	5,769,333
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	3,446,000	3,643,042
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a) (b)	628,000	302,627
NFE Financing LLC 12.00%, 11/15/2029 (a) (b)	16,767,972	7,506,853
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	9,080,000	9,170,528
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	1,764,000	1,751,934
NuStar Logistics LP:
5.63%, 4/28/2027	3,744,000	3,776,236
6.00%, 6/1/2026	2,982,000	2,993,749
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	2,444,000	2,547,259
Rockies Express Pipeline LLC:
4.80%, 5/15/2030 (a)	8,000	7,754
4.95%, 7/15/2029 (a)	4,752,000	4,670,218
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	4,267,000	4,351,572
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	3,868,000	3,845,450
6.00%, 3/1/2027 (a)	3,528,000	3,535,444
7.38%, 2/15/2029 (a)	3,209,000	3,297,344

See accompanying notes to financial statements.
159

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	$2,750,000	$2,861,595
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	7,444,000	7,023,861
6.25%, 1/15/2030 (a)	6,710,000	6,920,291
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	9,656,000	9,771,968
8.13%, 6/1/2028 (a)	12,219,000	12,619,539
9.50%, 2/1/2029 (a)	16,032,000	17,469,910
		206,150,098
REAL ESTATE — 0.9%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a) (b)	5,297,000	4,946,180
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a) (b)	4,526,000	3,973,511
9.75%, 4/15/2030 (a) (b)	2,294,000	2,331,461
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	6,567,000	6,622,622
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (c)	2,638,416	2,684,879
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	2,872,000	2,733,512
5.38%, 8/1/2028 (a)	4,143,000	4,115,242
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	6,125,000	5,905,358
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	1,096,000	1,027,730
4.75%, 2/1/2030	1,608,000	1,471,384
5.00%, 3/1/2031 (b)	595,000	536,101
Newmark Group, Inc. 7.50%, 1/12/2029	4,878,000	5,167,656
		41,515,636
REAL ESTATE INVESTMENT TRUSTS — 4.1%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	2,988,000	2,838,809
Blackstone Mortgage Trust, Inc. 7.75%, 12/1/2029 (a)	368,000	391,416
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	489,000	476,188
4.55%, 10/1/2029 (b)	2,100,000	1,985,256
8.30%, 3/15/2028 (b)	1,350,000	1,447,578
8.88%, 4/12/2029 (b)	4,414,000	4,778,199
Security Description	Principal Amount	Value
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	$3,120,000	$3,035,074
5.75%, 5/15/2026 (a)	4,450,000	4,430,732
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	3,180,000	3,030,445
Diversified Healthcare Trust 4.75%, 2/15/2028	2,727,000	2,524,929
Global Net Lease, Inc. 4.50%, 9/30/2028 (a)	5,000	4,855
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	3,587,000	3,438,104
Hudson Pacific Properties LP:
3.25%, 1/15/2030	2,761,000	2,260,734
3.95%, 11/1/2027	3,092,000	2,965,135
4.65%, 4/1/2029 (b)	2,076,000	1,863,563
5.95%, 2/15/2028	2,435,000	2,374,636
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	4,269,000	4,242,788
4.88%, 9/15/2029 (a)	4,886,000	4,795,560
5.00%, 7/15/2028 (a)	5,511,000	5,466,416
5.25%, 3/15/2028 (a)	7,083,000	7,040,644
7.00%, 2/15/2029 (a)	3,584,000	3,707,182
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029	5,089,000	4,008,504
5.00%, 10/15/2027	7,803,000	7,204,510
Office Properties Income Trust:
3.25%, 3/15/2027 (a)	2,253,661	1,822,919
9.00%, 9/30/2029 (a)	2,296,000	1,668,343
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	5,145,000	4,980,411
5.88%, 10/1/2028 (a)	3,504,000	3,498,499
7.00%, 2/1/2030 (a)	3,246,000	3,337,018
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a)	2,714,000	2,724,910
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	4,950,000	4,841,496
4.75%, 10/15/2027	1,635,000	1,625,713
7.25%, 7/15/2028 (a)	2,241,000	2,320,242
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	4,463,000	4,508,746
8.00%, 7/15/2030 (a)	2,344,000	2,352,649
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	1,715,000	1,697,919
4.00%, 9/15/2029 (a)	1,081,000	1,009,038

See accompanying notes to financial statements.
160

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SBA Communications Corp.:
3.13%, 2/1/2029	$5,422,000	$5,121,133
3.88%, 2/15/2027	10,709,000	10,536,050
Service Properties Trust:
3.95%, 1/15/2028 (b)	1,746,000	1,614,579
4.38%, 2/15/2030 (b)	1,166,000	980,723
4.75%, 10/1/2026	2,570,000	2,534,200
4.95%, 2/15/2027	288,000	284,270
4.95%, 10/1/2029 (b)	2,356,000	2,054,903
5.25%, 2/15/2026	1,476,000	1,467,055
5.50%, 12/15/2027	1,224,000	1,210,964
8.38%, 6/15/2029	3,906,000	4,074,739
8.88%, 6/15/2032 (b)	2,010,000	2,064,813
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	3,495,100	3,436,347
4.38%, 1/15/2027 (a)	2,577,000	2,550,972
6.00%, 4/15/2030 (a)	1,838,000	1,860,148
7.25%, 4/1/2029 (a)	3,466,000	3,648,970
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	3,822,000	3,579,953
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	737,500	722,359
6.50%, 2/15/2029 (a) (b)	5,594,000	5,404,308
10.50%, 2/15/2028 (a)	14,052,000	14,888,656
Vornado Realty LP 2.15%, 6/1/2026	2,340,000	2,273,170
XHR LP:
4.88%, 6/1/2029 (a)	3,855,000	3,736,227
6.63%, 5/15/2030 (a)	2,933,000	2,993,185
		187,736,884
RETAIL — 5.1%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	2,761,000	2,631,123
3.88%, 1/15/2028 (a)	9,780,000	9,523,373
4.38%, 1/15/2028 (a)	3,544,000	3,477,834
5.63%, 9/15/2029 (a)	4,192,000	4,256,599
6.13%, 6/15/2029 (a)	6,003,000	6,167,362
Academy Ltd. 6.00%, 11/15/2027 (a)	5,246,000	5,258,066
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	2,737,000	2,557,343
3.90%, 4/15/2030 (b)	2,474,000	2,318,113
Arko Corp. 5.13%, 11/15/2029 (a) (b)	2,573,000	2,170,454
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	931,000	920,545
4.63%, 11/15/2029 (a)	3,647,000	3,521,397
4.75%, 3/1/2030	3,206,000	3,101,965
Bath & Body Works, Inc. 5.25%, 2/1/2028	2,521,000	2,533,454
Security Description	Principal Amount	Value
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	$6,106,000	$6,062,586
eG Global Finance PLC 12.00%, 11/30/2028 (a)	5,574,000	6,154,198
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	2,117,000	2,214,551
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	6,024,000	5,969,302
5.88%, 4/1/2029 (a)	4,974,000	4,604,581
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	3,175,000	3,043,841
6.75%, 1/15/2030 (a) (b)	7,425,000	6,857,284
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	1,156,000	1,135,180
5.63%, 1/1/2030 (a)	2,662,000	2,656,676
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (b)	2,031,000	1,922,585
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a) (b)	647,000	594,004
Gap, Inc. 3.63%, 10/1/2029 (a)	4,414,000	4,099,017
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	3,046,000	2,812,981
11.50%, 8/15/2029 (a) (b)	1,890,000	1,854,695
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	3,562,000	2,080,849
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	5,580,000	5,392,624
6.38%, 1/15/2030 (a)	2,461,000	2,532,812
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	2,937,000	2,386,724
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	1,195,000	1,197,784
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	2,884,000	2,850,286
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	3,052,000	3,044,950
Kohl's Corp.:
4.25%, 7/17/2025	3,841,000	3,837,197
10.00%, 6/1/2030 (a)	2,100,000	2,179,254
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	4,426,000	3,852,125
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	3,972,000	3,862,055
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	4,001,000	3,818,434
4.63%, 12/15/2027 (a)	1,649,000	1,635,247

See accompanying notes to financial statements.
161

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a) (b)	$750,000	$733,155
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	8,747,000	7,027,427
7.88%, 5/1/2029 (a)	2,012,000	1,326,411
Murphy Oil USA, Inc. 4.75%, 9/15/2029	2,043,000	2,007,391
Nordstrom, Inc.:
4.00%, 3/15/2027	2,978,000	2,920,673
4.38%, 4/1/2030	2,255,000	2,078,479
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	2,069,000	2,008,896
Park River Holdings, Inc. 5.63%, 2/1/2029 (a) (b)	1,557,000	1,260,890
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	995,000	965,827
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	7,744,000	7,717,283
3.75%, 6/15/2029	647,000	614,352
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	6,314,000	6,154,319
7.75%, 2/15/2029 (a)	5,501,000	5,357,479
QVC, Inc. 6.88%, 4/15/2029 (a) (b)	3,275,000	1,375,303
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	2,116,000	2,235,956
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	2,309,000	2,309,000
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a) (b)	4,393,000	4,259,585
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	4,039,000	3,972,155
Staples, Inc.:
10.75%, 9/1/2029 (a)	12,864,000	12,218,099
12.75%, 1/15/2030 (a)	5,456,000	3,686,456
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.88%, 3/1/2027	330,000	330,059
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	3,506,000	3,371,159
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	3,728,000	3,477,665
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	1,651,000	1,729,109
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026 (b)	9,624,000	9,407,652
8.13%, 8/15/2029 (b)	5,914,000	6,273,039
Security Description	Principal Amount	Value
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	$1,966,000	$1,962,599
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	3,709,000	3,674,543
		237,544,411
SEMICONDUCTORS — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	47,000	47,123
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	427,000	455,084
Entegris, Inc.:
3.63%, 5/1/2029 (a)	505,000	478,659
4.38%, 4/15/2028 (a)	2,101,000	2,044,504
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,298,000	1,255,425
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	1,911,000	1,811,112
		6,091,907
SOFTWARE — 3.7%
Alteryx, Inc. 8.75%, 3/15/2028 (a)	3,817,000	3,864,522
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	11,242,000	11,060,891
Camelot Finance SA 4.50%, 11/1/2026 (a)	1,469,000	1,449,212
Capstone Borrower, Inc. Series JUN, 8.00%, 6/15/2030 (a) (b)	3,950,000	4,112,226
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	2,957,000	2,447,450
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,704,000	5,463,358
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	6,903,000	6,614,800
4.88%, 7/1/2029 (a)	5,112,000	4,818,469
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	21,716,000	21,913,398
9.00%, 9/30/2029 (a)	20,619,000	21,377,367
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a) (b)	654,000	650,580
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	10,934,000	11,178,703
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a) (b)	2,463,000	2,520,117
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	3,610,000	3,778,190
Elastic NV 4.13%, 7/15/2029 (a)	3,836,000	3,666,103
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	3,465,000	3,545,873

See accompanying notes to financial statements.
162

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	$2,501,000	$2,434,173
5.25%, 5/15/2026 (a)	3,338,500	3,338,901
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL:
4.63%, 5/1/2028 (a)	2,156,000	2,040,589
8.75%, 5/1/2029 (a)	4,079,000	4,194,599
Open Text Corp.:
3.88%, 2/15/2028 (a)	8,369,000	8,116,926
3.88%, 12/1/2029 (a)	7,559,000	7,122,241
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	4,010,000	3,642,644
PTC, Inc. 4.00%, 2/15/2028 (a)	4,280,000	4,169,362
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	3,839,833	1,549,488
ROBLOX Corp. 3.88%, 5/1/2030 (a)	4,519,000	4,270,048
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	116,000	112,750
9.00%, 11/28/2028 (a)	8,828,000	9,106,965
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	9,216,000	9,219,410
Twilio, Inc. 3.63%, 3/15/2029	637,000	606,328
West Technology Group LLC 8.50%, 4/10/2027 (a)	2,109,000	642,148
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	4,134,000	3,889,557
		172,917,388
TELECOMMUNICATIONS — 4.9%
Altice Financing SA:
5.00%, 1/15/2028 (a)	7,215,000	5,431,668
5.75%, 8/15/2029 (a)	9,970,000	7,303,025
Altice France Holding SA 6.00%, 2/15/2028 (a)	11,717,000	4,176,642
Altice France SA:
5.13%, 1/15/2029 (a)	2,426,000	2,003,415
5.13%, 7/15/2029 (a)	11,000,000	9,082,700
5.50%, 1/15/2028 (a)	3,258,000	2,742,519
5.50%, 10/15/2029 (a)	10,550,000	8,740,570
8.13%, 2/1/2027 (a)	10,128,000	9,116,010
Ciena Corp. 4.00%, 1/31/2030 (a)	1,565,000	1,480,678
CommScope LLC:
4.75%, 9/1/2029 (a) (b)	5,433,000	5,303,803
7.13%, 7/1/2028 (a) (b)	2,020,000	1,983,620
8.25%, 3/1/2027 (a) (b)	5,051,850	5,031,390
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	3,989,000	3,887,121
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a) (b)	11,820,000	11,903,804
Security Description	Principal Amount	Value
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	$3,602,000	$3,666,620
EchoStar Corp. 10.75%, 11/30/2029	28,238,000	29,031,205
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	14,912,000	14,902,904
5.88%, 10/15/2027 (a)	4,516,000	4,517,761
5.88%, 11/1/2029	1,745,685	1,764,992
6.00%, 1/15/2030 (a)	5,872,000	5,951,448
6.75%, 5/1/2029 (a)	8,846,000	8,963,740
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	6,721,659	4,178,567
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	3,544,000	3,170,392
6.63%, 8/1/2026 (b)	3,921,500	2,812,108
Iliad Holding SASU 7.00%, 10/15/2028 (a)	4,494,000	4,574,443
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a) (b)	14,959,500	15,257,792
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	3,344,000	2,859,989
3.75%, 7/15/2029 (a)	3,761,000	3,176,804
4.00%, 4/15/2031 (a)	2,200,000	1,897,280
4.88%, 6/15/2029 (a)	4,787,000	4,471,154
11.00%, 11/15/2029 (a)	1,724,338	1,984,282
RCN Corp. Zero Coupon, 4/15/2023 (f)	154,000	—
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	3,553,000	2,132,120
Viasat, Inc.:
5.63%, 4/15/2027 (a) (b)	5,369,500	5,350,492
6.50%, 7/15/2028 (a) (b)	1,944,000	1,837,469
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	4,356,000	4,064,366
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	2,000,000	2,094,680
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	11,095,000	10,404,891
6.13%, 3/1/2028 (a) (b)	5,089,000	4,392,977
Zegona Finance PLC 8.63%, 7/15/2029 (a)	4,813,000	5,141,535
		226,786,976
TRANSPORTATION — 0.5%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a) (d)	1,120,000	1,143,016
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	7,070,000	5,235,547
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	2,258,000	2,122,678

See accompanying notes to financial statements.
163

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	$4,661,000	$4,676,242
RXO, Inc. 7.50%, 11/15/2027 (a)	4,401,000	4,516,262
Seaspan Corp. 5.50%, 8/1/2029 (a)	3,628,000	3,439,199
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	4,287,000	4,250,046
		25,382,990
TRUCKING & LEASING — 0.1%
Fortress Transportation & Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	4,054,000	4,027,892
TOTAL CORPORATE BONDS & NOTES (Cost $4,509,535,847)		4,514,176,161
	Shares
COMMON STOCKS — 0.0% *
CONSTRUCTION & ENGINEERING — 0.0%
Abengoa SA Class A (f) (g)	1,017,249	—
Abengoa SA Class B (f) (g)	10,518,618	—
		—
HOUSEHOLD PRODUCTS — 0.0% *
Cenveo Enterprises, Inc. (f) (g)	9,870	59,220
MEDIA — 0.0% *
Clear Channel Outdoor Holdings, Inc. (g)	70,012	81,914
iHeartMedia, Inc. Class A (b) (g)	29,774	52,402
		134,316
TRANSPORTATION INFRASTRUCTURE — 0.0%
Erickson, Inc. (f) (g)	4,342	—
TOTAL COMMON STOCKS (Cost $10,444,476)		193,536
Principal Amount
SENIOR FLOATING RATE LOANS — 0.2%
HEALTH CARE PROVIDERS & SERVICES — 0.1%
MPH Acquisition Holdings LLC 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.03%, 12/31/2030 (h)	$2,281,818	2,252,155
Security Description	Principal Amount	Value
MEDIA — 0.1%
Radiate Holdco LLC/Radiate Finance, Inc. 2025 First Lien First Out Term Loan 4.50%, 9/25/2029 (a) (b)	$5,264,000	$4,510,669
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,039,279)		6,762,824
	Shares
WARRANTS — 0.0%
ADVERTISING SERVICES — 0.0%
Affinion Group Holdings, Inc. (expiring 05/17/26) (b) (f) (g) (Cost $0)	11,802	—
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (i) (j)	61,368,465	61,368,465
State Street Navigator Securities Lending Portfolio II (k) (l)	379,842,597	379,842,597
TOTAL SHORT-TERM INVESTMENTS (Cost $441,211,062)		441,211,062
TOTAL INVESTMENTS — 107.1% (Cost $4,968,230,664)		4,962,343,583
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(327,507,855)
NET ASSETS — 100.0%		$4,634,835,728
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 82.5% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $59,220, representing less than 0.05% of the Fund's net assets.
(g)	Non-income producing security.
(h)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

See accompanying notes to financial statements.
164

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2025.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,514,176,161	$0(a)	$4,514,176,161
Common Stocks	134,316	—	59,220	193,536
Senior Floating Rate Loans	—	6,762,824	—	6,762,824
Warrants	—	—	0(a)	0
Short-Term Investments	441,211,062	—	—	441,211,062
TOTAL INVESTMENTS	$441,345,378	$4,520,938,985	$59,220	$4,962,343,583
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	67,598,017	$67,618,297	$215,396,695	$283,014,992	$2,858	$(2,858)	—	$—	$298,660
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	894,436,613	833,068,148	—	—	61,368,465	61,368,465	979,237
State Street Navigator Securities Lending Portfolio II	318,371,483	318,371,483	1,179,703,718	1,118,232,604	—	—	379,842,597	379,842,597	4,312,460
Total		$385,989,780	$2,289,537,026	$2,234,315,744	$2,858	$(2,858)		$441,211,062	$5,590,357

See accompanying notes to financial statements.
165

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
AEROSPACE & DEFENSE — 4.4%
BAE Systems PLC 5.30%, 3/26/2034 (a)	$90,000	$92,090
Boeing Co.:
3.63%, 2/1/2031	100,000	94,214
5.15%, 5/1/2030	258,000	262,768
5.71%, 5/1/2040	175,000	172,661
5.81%, 5/1/2050	306,000	294,160
5.93%, 5/1/2060	205,000	195,018
6.30%, 5/1/2029	77,000	81,416
6.53%, 5/1/2034	132,000	143,581
6.86%, 5/1/2054	132,000	144,620
7.01%, 5/1/2064	82,000	90,056
L3Harris Technologies, Inc. 5.40%, 7/31/2033	87,000	89,511
Lockheed Martin Corp.:
4.09%, 9/15/2052	98,000	77,243
4.70%, 5/15/2046	50,000	44,530
Northrop Grumman Corp.:
3.25%, 1/15/2028	120,000	117,249
4.03%, 10/15/2047	126,000	100,489
RTX Corp.:
4.13%, 11/16/2028	175,000	174,252
4.50%, 6/1/2042	232,000	205,554
6.10%, 3/15/2034	21,000	22,716
6.40%, 3/15/2054	100,000	109,619
		2,511,747
AGRICULTURE — 2.5%
Altria Group, Inc.:
2.45%, 2/4/2032	148,000	127,674
4.80%, 2/14/2029	78,000	78,888
5.38%, 1/31/2044	67,000	63,398
5.80%, 2/14/2039	120,000	121,643
5.95%, 2/14/2049	154,000	153,349
BAT Capital Corp.:
2.26%, 3/25/2028	88,000	83,258
3.56%, 8/15/2027	116,000	114,134
4.39%, 8/15/2037	145,000	129,701
4.54%, 8/15/2047	115,000	93,020
Philip Morris International, Inc.:
5.13%, 2/15/2030	105,000	108,058
5.25%, 2/13/2034	115,000	117,237
5.38%, 2/15/2033	136,000	140,500
Reynolds American, Inc. 5.85%, 8/15/2045	130,000	125,653
		1,456,513
AIRLINES — 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (a)	200,000	200,459
Security Description	Principal Amount	Value
United Airlines, Inc. 4.63%, 4/15/2029 (a)	$125,000	$121,437
		321,896
APPAREL — 0.2%
NIKE, Inc.:
2.85%, 3/27/2030	84,000	79,170
3.38%, 3/27/2050	84,000	59,520
		138,690
AUTO MANUFACTURERS — 2.4%
Ford Motor Co.:
3.25%, 2/12/2032	101,000	85,250
4.75%, 1/15/2043	130,000	100,101
6.10%, 8/19/2032	140,000	139,883
Ford Motor Credit Co. LLC:
4.00%, 11/13/2030	100,000	91,302
4.95%, 5/28/2027	90,000	89,405
5.11%, 5/3/2029	100,000	97,802
5.80%, 3/8/2029	64,000	64,094
6.13%, 3/8/2034	85,000	82,790
6.80%, 5/12/2028	21,000	21,705
6.80%, 11/7/2028	105,000	108,811
7.35%, 11/4/2027	110,000	114,276
General Motors Co. 6.25%, 10/2/2043	84,000	82,449
General Motors Financial Co., Inc.:
5.80%, 1/7/2029	100,000	103,045
6.10%, 1/7/2034	90,000	92,603
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	94,000	111,766
		1,385,282
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Swiss Holdings Ltd. 3.10%, 12/1/2051	87,000	52,394
BANKS — 27.7%
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	315,000	306,209
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	223,000	159,384
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	263,000	236,015
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	374,000	365,524
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (b)	323,000	256,648
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b)	244,000	246,782
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	314,000	320,175
SOFR + 1.65%, 5.47%, 1/23/2035 (b)	295,000	303,144

See accompanying notes to financial statements.
166

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
BNP Paribas SA SOFR + 1.62%, 5.79%, 1/13/2033 (a) (b)	$136,000	$141,509
Citigroup, Inc.:
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	143,000	138,946
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	175,000	155,049
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	204,000	185,032
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	175,000	156,543
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	175,000	163,440
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	280,000	277,043
4.45%, 9/29/2027	166,000	166,081
SOFR + 1.34%, 4.54%, 9/19/2030 (b)	228,000	226,992
SOFR + 1.36%, 5.17%, 2/13/2030 (b)	116,000	118,348
SOFR + 1.83%, 6.02%, 1/24/2036 (b)	149,000	152,990
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	186,000	194,612
SOFR + 2.34%, 6.27%, 11/17/2033 (b)	143,000	153,935
Goldman Sachs Group, Inc.:
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	214,000	207,231
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	235,000	205,284
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	206,000	183,333
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	185,000	163,190
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	235,000	211,563
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	191,000	188,390
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	204,000	202,898
SOFR + 1.42%, 5.02%, 10/23/2035 (b)	209,000	206,417
SOFR + 1.55%, 5.33%, 7/23/2035 (b)	149,000	150,670
SOFR + 1.70%, 5.73%, 1/28/2056 (b)	164,000	164,131
6.75%, 10/1/2037	317,000	348,170
HSBC Holdings PLC:
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	175,000	155,485
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	175,000	170,395
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	142,000	140,877
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	$170,000	$170,245
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	11,000	11,039
4.95%, 3/31/2030	144,000	146,424
SOFR + 1.57%, 5.24%, 5/13/2031 (b)	95,000	96,759
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	142,000	145,680
SOFR + 1.56%, 5.45%, 3/3/2036 (b)	106,000	106,513
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	140,000	142,014
SOFR + 2.65%, 6.33%, 3/9/2044 (b)	163,000	175,182
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	151,000	160,335
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	187,000	167,072
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (b)	216,000	201,361
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	204,000	183,357
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	205,000	143,595
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	150,000	149,898
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	206,000	208,122
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	261,000	262,446
SOFR + 1.46%, 5.29%, 7/22/2035 (b)	94,000	95,675
SOFR + 1.85%, 5.35%, 6/1/2034 (b)	231,000	237,804
SOFR + 1.68%, 5.57%, 4/22/2036 (b)	240,000	248,750
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	257,000	267,773
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	131,000	127,079
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	204,000	176,657
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	64,000	54,367
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	204,000	188,109
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	200,000	191,753
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	166,000	163,522

See accompanying notes to financial statements.
167

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b)	$175,000	$174,699
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	190,000	193,380
SOFR + 1.56%, 5.32%, 7/19/2035 (b)	201,000	203,601
SOFR + 1.71%, 5.52%, 11/19/2055 (b)	145,000	141,751
SOFR + 1.42%, 5.59%, 1/18/2036 (b)	209,000	214,973
SOFR + 1.76%, 5.66%, 4/17/2036 (b)	100,000	103,595
SOFR + 2.56%, 6.34%, 10/18/2033 (b)	274,000	297,866
PNC Financial Services Group, Inc. SOFR + 1.84%, 5.58%, 6/12/2029 (b)	147,000	152,259
Sumitomo Mitsui Financial Group, Inc.:
3.04%, 7/16/2029	147,000	139,324
5.56%, 7/9/2034	170,000	175,539
UBS AG 7.50%, 2/15/2028	126,000	135,915
UBS Group AG:
SOFR + 1.73%, 3.09%, 5/14/2032 (a) (b)	166,627	151,286
SOFR + 3.73%, 4.19%, 4/1/2031 (a) (b)	201,000	196,577
SOFR + 3.92%, 6.54%, 8/12/2033 (a) (b)	165,038	179,520
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (b)	125,000	116,808
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	195,000	147,213
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	190,000	173,570
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	200,000	197,245
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (b)	206,000	206,066
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (b)	316,000	287,787
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	283,000	289,622
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (b)	218,000	225,109
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	303,000	312,871
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (b)	135,000	138,043
		15,898,585
Security Description	Principal Amount	Value
BEVERAGES — 3.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	$276,000	$269,248
4.90%, 2/1/2046	537,000	492,737
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	118,000	113,863
4.44%, 10/6/2048	78,000	66,378
4.75%, 1/23/2029	164,000	166,938
5.45%, 1/23/2039	85,000	86,573
5.55%, 1/23/2049	230,000	228,973
5.80%, 1/23/2059	110,000	112,686
Coca-Cola Co.:
2.25%, 1/5/2032	110,000	97,346
5.40%, 5/13/2064	75,000	73,263
Molson Coors Beverage Co. 4.20%, 7/15/2046	108,000	86,346
		1,794,351
BIOTECHNOLOGY — 2.2%
Amgen, Inc.:
4.66%, 6/15/2051	185,000	158,340
5.15%, 3/2/2028	108,000	110,383
5.25%, 3/2/2030	143,000	147,508
5.25%, 3/2/2033	313,000	320,582
5.60%, 3/2/2043	158,000	156,831
5.65%, 3/2/2053	243,000	237,593
5.75%, 3/2/2063	153,000	148,900
		1,280,137
CHEMICALS — 0.5%
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	136,000	138,122
5.42%, 11/15/2048	120,000	121,140
		259,262
COMPUTERS — 1.3%
Apple, Inc.:
1.65%, 2/8/2031	165,000	144,076
2.65%, 2/8/2051	173,000	107,514
3.85%, 5/4/2043	150,000	125,598
4.65%, 2/23/2046	235,000	215,042
International Business Machines Corp. 3.50%, 5/15/2029	176,000	171,082
		763,312
CONSTRUCTION MATERIALS — 0.2%
Carrier Global Corp. 2.72%, 2/15/2030	119,000	110,689
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	208,000	198,176

See accompanying notes to financial statements.
168

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.30%, 1/30/2032	$240,000	$217,441
Visa, Inc. 4.30%, 12/14/2045	204,000	177,648
		593,265
ELECTRIC — 2.2%
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	75,000	80,651
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	90,000	85,586
Florida Power & Light Co. 2.45%, 2/3/2032	42,000	37,112
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	84,000	78,504
2.25%, 6/1/2030	165,000	148,689
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	110,000	95,555
3.50%, 8/1/2050	88,000	56,509
4.50%, 7/1/2040	108,000	89,986
4.55%, 7/1/2030	180,000	175,718
4.95%, 7/1/2050	200,000	161,504
6.75%, 1/15/2053	81,000	81,702
PacifiCorp 5.80%, 1/15/2055	100,000	95,939
Southern California Edison Co. 4.00%, 4/1/2047	100,000	72,001
		1,259,456
ELECTRONICS — 0.4%
Honeywell International, Inc.:
1.75%, 9/1/2031	87,000	74,319
5.00%, 3/1/2035	84,000	84,588
5.25%, 3/1/2054	105,000	99,877
		258,784
ENTERTAINMENT — 0.6%
Warnermedia Holdings, Inc.:
4.28%, 3/15/2032	168,000	141,695
5.05%, 3/15/2042	241,000	162,374
5.14%, 3/15/2052	55,000	28,486
		332,555
ENVIRONMENTAL CONTROL — 0.1%
Waste Management, Inc. 4.95%, 3/15/2035	84,000	84,319
FOOD — 3.7%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
5.75%, 4/1/2033	88,000	90,575
6.50%, 12/1/2052	90,000	93,483
6.75%, 3/15/2034	82,000	89,555
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	154,000	124,601
5.20%, 7/15/2045	90,000	81,559
Security Description	Principal Amount	Value
Kroger Co.:
5.00%, 9/15/2034	$121,000	$120,225
5.50%, 9/15/2054	120,000	114,029
5.65%, 9/15/2064	89,000	84,413
Mars, Inc.:
4.60%, 3/1/2028 (a)	305,000	307,567
4.80%, 3/1/2030 (a)	21,000	21,275
5.00%, 3/1/2032 (a)	263,000	266,741
5.20%, 3/1/2035 (a)	274,000	277,068
5.65%, 5/1/2045 (a)	168,000	168,512
5.70%, 5/1/2055 (a)	263,000	262,901
		2,102,504
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	181,000	171,433
HEALTH CARE SERVICES — 1.5%
Centene Corp. 4.63%, 12/15/2029	196,000	190,846
Cigna Group:
4.38%, 10/15/2028	213,000	213,269
4.90%, 12/15/2048	175,000	152,757
HCA, Inc. 3.50%, 9/1/2030	165,000	156,046
UnitedHealth Group, Inc. 5.63%, 7/15/2054	156,000	151,289
		864,207
INSURANCE — 1.8%
Arthur J Gallagher & Co.:
5.15%, 2/15/2035	82,000	82,065
5.55%, 2/15/2055	82,000	78,735
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	137,000	88,442
3.85%, 3/15/2052	158,000	122,289
4.20%, 8/15/2048	93,000	78,086
Chubb INA Holdings LLC 5.00%, 3/15/2034	96,000	97,800
Corebridge Financial, Inc. 3.90%, 4/5/2032	87,000	81,761
Equitable Holdings, Inc. 4.35%, 4/20/2028	85,000	84,807
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	94,000	94,403
5.00%, 3/15/2035	115,000	115,009
5.40%, 3/15/2055	84,000	81,021
		1,004,418
INTERNET — 2.2%
Amazon.com, Inc.:
2.10%, 5/12/2031	201,000	178,454
3.10%, 5/12/2051	166,000	112,073
3.15%, 8/22/2027	204,000	200,653
3.88%, 8/22/2037	138,000	124,834
4.05%, 8/22/2047	204,000	169,032

See accompanying notes to financial statements.
169

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Meta Platforms, Inc.:
3.85%, 8/15/2032	$164,000	$157,723
5.40%, 8/15/2054	191,000	186,361
5.55%, 8/15/2064	140,000	136,856
		1,265,986
LEISURE TIME — 0.8%
Carnival Corp. 4.00%, 8/1/2028 (a)	148,000	144,780
Royal Caribbean Cruises Ltd.:
5.50%, 4/1/2028 (a)	90,000	91,158
5.63%, 9/30/2031 (a)	200,000	201,624
		437,562
LODGING — 0.2%
Marriott International, Inc. 5.50%, 4/15/2037	87,000	87,087
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc. 5.20%, 5/15/2035	90,000	91,722
MACHINERY-DIVERSIFIED — 0.3%
John Deere Capital Corp. Series MTN, 4.95%, 7/14/2028	87,000	89,132
Otis Worldwide Corp. 2.57%, 2/15/2030	80,000	73,785
		162,917
MEDIA — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/2050	148,000	118,577
6.48%, 10/23/2045	212,000	210,133
Comcast Corp.:
2.89%, 11/1/2051	280,000	170,429
2.94%, 11/1/2056	347,000	203,846
2.99%, 11/1/2063	225,000	126,774
4.15%, 10/15/2028	230,000	229,526
Walt Disney Co. 3.60%, 1/13/2051	140,000	103,349
		1,162,634
MINING — 1.1%
BHP Billiton Finance USA Ltd.:
5.00%, 9/30/2043	145,000	137,648
5.25%, 9/8/2033	90,000	92,227
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	102,000	96,668
Rio Tinto Finance USA PLC:
4.88%, 3/14/2030	93,000	94,872
5.25%, 3/14/2035	98,000	99,699
5.75%, 3/14/2055	98,000	98,281
		619,395
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.1%
Siemens Funding BV 5.20%, 5/28/2035 (a)	$80,000	$81,564
OIL & GAS — 4.7%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	120,000	107,290
2.94%, 6/4/2051	150,000	94,174
3.00%, 2/24/2050	110,000	70,662
3.06%, 6/17/2041	97,000	71,643
4.23%, 11/6/2028	120,000	120,083
4.81%, 2/13/2033	131,000	130,836
4.89%, 9/11/2033	67,000	67,139
5.23%, 11/17/2034	43,000	43,714
BP Capital Markets PLC 3.28%, 9/19/2027	84,000	82,455
Chevron Corp. 2.24%, 5/11/2030	88,000	80,389
ConocoPhillips Co.:
4.03%, 3/15/2062	75,000	53,999
4.70%, 1/15/2030	80,000	81,110
6.50%, 2/1/2039	90,000	100,461
Continental Resources, Inc. 5.75%, 1/15/2031 (a)	87,000	87,784
Diamondback Energy, Inc.:
5.40%, 4/18/2034	65,000	65,163
5.75%, 4/18/2054	90,000	83,652
Exxon Mobil Corp.:
2.61%, 10/15/2030	130,000	120,348
3.45%, 4/15/2051	156,000	110,588
3.48%, 3/19/2030	105,000	102,080
4.11%, 3/1/2046	150,000	123,394
4.23%, 3/19/2040	90,000	80,466
4.33%, 3/19/2050	153,000	127,090
Occidental Petroleum Corp.:
6.45%, 9/15/2036	99,000	101,384
6.63%, 9/1/2030	91,000	96,284
Shell International Finance BV:
2.38%, 11/7/2029	7,000	6,563
2.75%, 4/6/2030	8,000	7,503
3.88%, 11/13/2028	84,000	83,737
6.38%, 12/15/2038	173,000	192,085
TotalEnergies Capital SA 5.49%, 4/5/2054	100,000	96,381
Valero Energy Corp. 6.63%, 6/15/2037	80,000	86,212
		2,674,669
OIL & GAS SERVICES — 0.2%
Halliburton Co. 5.00%, 11/15/2045	100,000	88,636
PHARMACEUTICALS — 7.9%
AbbVie, Inc.:
3.20%, 11/21/2029	126,000	120,506
4.05%, 11/21/2039	230,000	201,680
4.25%, 11/21/2049	334,000	274,941

See accompanying notes to financial statements.
170

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.70%, 5/14/2045	$141,000	$126,361
5.05%, 3/15/2034	326,000	332,011
5.40%, 3/15/2054	166,000	161,548
AstraZeneca PLC 6.45%, 9/15/2037	163,000	183,112
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (a)	202,000	200,089
Bristol-Myers Squibb Co.:
4.25%, 10/26/2049	191,000	154,699
5.55%, 2/22/2054	165,000	161,058
CVS Health Corp.:
4.30%, 3/25/2028	288,000	286,846
4.78%, 3/25/2038	263,000	241,236
5.05%, 3/25/2048	460,000	398,036
5.13%, 7/20/2045	204,000	180,771
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	145,000	161,099
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	169,000	170,392
4.65%, 5/19/2030	185,000	187,635
4.75%, 5/19/2033	284,000	283,616
5.11%, 5/19/2043	170,000	162,354
5.30%, 5/19/2053	339,000	320,513
5.34%, 5/19/2063	234,000	217,418
		4,525,921
PIPELINES — 4.4%
Cheniere Energy Partners LP:
4.00%, 3/1/2031	157,000	149,468
4.50%, 10/1/2029	21,000	20,769
5.95%, 6/30/2033	64,000	66,812
Cheniere Energy, Inc.:
4.63%, 10/15/2028	87,000	86,877
5.65%, 4/15/2034	84,000	86,063
Enbridge, Inc. 5.70%, 3/8/2033	131,000	135,868
Energy Transfer LP:
3.75%, 5/15/2030	79,000	75,812
5.00%, 5/15/2050	120,000	100,628
5.25%, 4/15/2029	84,000	86,031
5.40%, 10/1/2047	72,000	64,199
5.75%, 2/15/2033	87,000	90,330
5.95%, 5/15/2054	100,000	95,159
6.25%, 4/15/2049	106,000	104,811
6.55%, 12/1/2033	80,000	86,814
Enterprise Products Operating LLC 5.55%, 2/16/2055	70,000	67,515
Kinder Morgan, Inc.:
5.20%, 6/1/2033	87,000	87,520
5.55%, 6/1/2045	100,000	94,528
MPLX LP:
2.65%, 8/15/2030	90,000	81,501
4.70%, 4/15/2048	100,000	81,104
4.95%, 3/14/2052	86,000	71,273
Security Description	Principal Amount	Value
5.50%, 6/1/2034	$69,000	$69,326
5.50%, 2/15/2049	92,000	83,239
ONEOK, Inc.:
5.05%, 11/1/2034	86,000	83,748
5.70%, 11/1/2054	89,000	82,190
6.05%, 9/1/2033	87,000	91,304
6.63%, 9/1/2053	98,000	102,043
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	85,000	84,575
4.50%, 5/15/2030	105,000	104,813
Williams Cos., Inc. 2.60%, 3/15/2031	80,000	71,730
		2,506,050
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	96,000	93,356
VICI Properties LP 5.13%, 5/15/2032	87,000	86,741
		180,097
RETAIL — 3.9%
7-Eleven, Inc. 1.80%, 2/10/2031 (a)	100,000	84,704
Costco Wholesale Corp. 1.60%, 4/20/2030	98,000	87,439
Home Depot, Inc.:
2.70%, 4/15/2030	84,000	78,450
2.95%, 6/15/2029	98,000	93,791
3.35%, 4/15/2050	40,000	28,085
3.63%, 4/15/2052	104,000	75,794
4.25%, 4/1/2046	113,000	94,740
4.95%, 6/25/2034	54,000	54,663
5.30%, 6/25/2054	101,000	97,071
5.88%, 12/16/2036	180,000	193,103
Lowe's Cos., Inc.:
2.63%, 4/1/2031	109,000	98,340
3.00%, 10/15/2050	48,000	30,040
3.65%, 4/5/2029	21,000	20,515
3.70%, 4/15/2046	75,000	55,806
3.75%, 4/1/2032	84,000	79,258
4.05%, 5/3/2047	75,000	58,461
4.25%, 4/1/2052	107,000	83,805
5.63%, 4/15/2053	117,000	112,804
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	93,000	67,659
Series MTN, 4.88%, 12/9/2045	105,000	94,946
Walmart, Inc.:
1.80%, 9/22/2031	50,000	43,568
2.65%, 9/22/2051	64,000	40,022
3.70%, 6/26/2028	126,000	125,513
4.05%, 6/29/2048	110,000	90,948
4.10%, 4/15/2033	202,000	197,495
4.50%, 4/15/2053	82,000	71,906
4.90%, 4/28/2035	70,000	70,920
		2,229,846

See accompanying notes to financial statements.
171

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SEMICONDUCTORS — 1.2%
Broadcom, Inc.:
2.45%, 2/15/2031 (a)	$150,000	$134,127
3.14%, 11/15/2035 (a)	166,000	139,997
3.19%, 11/15/2036 (a)	140,000	116,007
3.47%, 4/15/2034 (a)	191,000	170,472
3.50%, 2/15/2041 (a)	188,000	149,120
		709,723
SOFTWARE — 3.4%
Adobe, Inc. 2.30%, 2/1/2030	75,000	69,159
Fiserv, Inc.:
3.50%, 7/1/2029	43,000	41,420
5.63%, 8/21/2033	80,000	83,131
Microsoft Corp.:
2.53%, 6/1/2050	361,000	223,496
2.68%, 6/1/2060	211,000	124,794
2.92%, 3/17/2052	335,000	222,228
Oracle Corp.:
2.88%, 3/25/2031	181,000	165,080
2.95%, 4/1/2030	206,000	192,463
3.25%, 11/15/2027	120,000	117,326
3.60%, 4/1/2040	170,000	136,144
3.60%, 4/1/2050	263,000	184,159
3.85%, 4/1/2060	179,000	123,692
3.95%, 3/25/2051	191,000	141,025
4.00%, 7/15/2046	175,000	135,135
		1,959,252
TELECOMMUNICATIONS — 7.6%
AT&T, Inc.:
2.55%, 12/1/2033	196,000	164,079
2.75%, 6/1/2031	165,000	149,589
3.50%, 9/15/2053	417,000	282,532
3.55%, 9/15/2055	414,000	279,639
3.65%, 6/1/2051	183,000	130,054
3.65%, 9/15/2059	373,000	250,316
3.80%, 12/1/2057	341,000	238,943
4.30%, 2/15/2030	180,000	179,463
4.35%, 3/1/2029	165,000	165,363
5.40%, 2/15/2034	170,000	174,945
T-Mobile USA, Inc.:
3.30%, 2/15/2051	28,000	18,629
3.40%, 10/15/2052	148,000	99,024
3.88%, 4/15/2030	407,000	395,411
4.50%, 4/15/2050	288,000	238,118
Verizon Communications, Inc.:
2.36%, 3/15/2032	231,000	199,140
2.55%, 3/21/2031	249,000	223,366
2.65%, 11/20/2040	171,000	120,568
2.99%, 10/30/2056	180,000	108,573
3.40%, 3/22/2041	226,000	174,534
3.55%, 3/22/2051	257,000	183,944
3.70%, 3/22/2061	197,000	136,200
4.02%, 12/3/2029	228,000	224,978
Security Description	Principal Amount	Value
4.33%, 9/21/2028	$201,000	$201,841
		4,339,249
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC 5.20%, 4/15/2054	88,000	83,397
Canadian Pacific Railway Co.:
2.45%, 12/2/2031	87,000	76,387
3.10%, 12/2/2051	98,000	64,496
Union Pacific Corp. 3.25%, 2/5/2050	88,000	60,862
		285,142
TOTAL CORPORATE BONDS & NOTES (Cost $55,620,168)		56,051,251
	Shares
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c) (d)	144,252	144,252
State Street Navigator Securities Lending Portfolio II (e) (f)	142,545	142,545
TOTAL SHORT-TERM INVESTMENTS (Cost $286,797)		286,797
TOTAL INVESTMENTS — 98.3% (Cost $55,906,965)		56,338,048
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		956,271
NET ASSETS — 100.0%		$57,294,319
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.0% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
172

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$56,051,251	$—	$56,051,251
Short-Term Investments	286,797	—	—	286,797
TOTAL INVESTMENTS	$286,797	$56,051,251	$—	$56,338,048

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	223,056	$223,123	$1,013,223	$1,236,346	$15	$(15)	—	$—	$2,272
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,880,585	2,736,333	—	—	144,252	144,252	7,164
State Street Navigator Securities Lending Portfolio II	1,523,860	1,523,860	20,251,723	21,633,038	—	—	142,545	142,545	1,800
Total		$1,746,983	$24,145,531	$25,605,717	$15	$(15)		$286,797	$11,236

See accompanying notes to financial statements.
173

[This Page Intentionally Left Blank]
174

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,729,969,339	$41,870,941,925	$3,789,204,167
Investments in affiliated issuers, at value	466,106	2,670,840,215	85,387,889
Total Investments	1,730,435,445	44,541,782,140	3,874,592,056
Foreign currency, at value	—	—	—
Net cash at broker	—	—	—
Cash	—	148,625,250	—
Receivable for investments sold	23,241,374	2,798,567,560	743,686,345
Receivable for fund shares sold	70,796,832	—	—
Dividends receivable — affiliated issuers	3,855	378,134	89,534
Interest receivable — unaffiliated issuers	6,690,234	—	—
Securities lending income receivable — unaffiliated issuers	—	7,489	32,786
Securities lending income receivable — affiliated issuers	47	293,626	29,831
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	1,831,167,787	47,489,654,199	4,618,430,552
LIABILITIES
Payable upon return of securities loaned	—	2,353,985,075	623,100
Payable for investments purchased	87,827,126	2,282,897,870	784,202,274
Payable for fund shares repurchased	—	610,021,677	19,886,682
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory fee payable	204,093	4,833,485	431,892
Trustees’ fees and expenses payable	1,009	13,424	1,235
TOTAL LIABILITIES	88,032,228	5,251,751,531	805,145,183
NET ASSETS	$1,743,135,559	$42,237,902,668	$3,813,285,369
NET ASSETS CONSIST OF:
Paid-in capital	$1,803,644,548	$42,085,277,486	$3,807,170,157
Total distributable earnings (loss)	(60,508,989)	152,625,182	6,115,212
NET ASSETS	$1,743,135,559	$42,237,902,668	$3,813,285,369
NET ASSET VALUE PER SHARE
Net asset value per share	$19.13	$91.73	$99.43
Shares outstanding (unlimited amount authorized, $0.01 par value)	91,100,000	460,444,503	38,350,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,747,468,116	$41,873,432,428	$3,789,597,470
Investments in affiliated issuers	466,106	2,670,840,215	85,387,889
Total cost of investments	$1,747,934,222	$44,544,272,643	$3,874,985,359
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$—	$2,306,849,882	$92,551,443
See accompanying notes to financial statements.
175

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen ICE High Yield Municipal Bond ETF	SPDR Nuveen ICE Municipal Bond ETF	SPDR Nuveen ICE Short Term Municipal Bond ETF

$189,593,941	$2,708,054,553	$2,557,974,138	$3,126,032,339	$3,322,991,788
10,172,093	120,286,207	48,232,150	76,630,333	56,155,426
199,766,034	2,828,340,760	2,606,206,288	3,202,662,672	3,379,147,214
752	834	—	—	—
40,633	—	—	—	—
48,146	278,004	629,054	—	—
—	59,427,346	—	29,300,110	2,520,725
—	6,158,762	4,933,315	4,464,495	—
875	79,166	182,429	335,719	195,701
3,282,730	17,944,323	35,418,836	38,242,785	43,785,107
—	3,470	—	—	—
1,798	14,336	—	—	—
—	5,671	—	—	—
203,140,968	2,912,252,672	2,647,369,922	3,275,005,781	3,425,648,747

8,954,044	101,825,885	—	—	—
450,000	54,049,238	17,177,126	53,244,243	16,837,445
—	—	—	—	—
531	—	—	—	—
35,471	336,656	735,643	603,137	558,086
138	1,005	1,187	1,583	2,201
9,440,184	156,212,784	17,913,956	53,848,963	17,397,732
$193,700,784	$2,756,039,888	$2,629,455,966	$3,221,156,818	$3,408,251,015

$218,031,309	$2,756,081,867	$2,833,948,419	$3,367,873,635	$3,475,210,635
(24,330,525)	(41,979)	(204,492,453)	(146,716,817)	(66,959,620)
$193,700,784	$2,756,039,888	$2,629,455,966	$3,221,156,818	$3,408,251,015

$24.52	$30.79	$24.67	$44.64	$47.83
7,900,000	89,500,000	106,600,000	72,151,036	71,251,082

$194,965,474	$2,704,631,819	$2,723,513,002	$3,163,666,346	$3,311,430,689
10,172,093	120,286,207	48,232,150	76,630,333	56,155,426
$205,137,567	$2,824,918,026	$2,771,745,152	$3,240,296,679	$3,367,586,115
$687	$798	$—	$—	$—
$8,794,043	$140,352,763	$—	$—	$—
176

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2025

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,873,956,218	$7,733,890,723	$4,521,132,521
Investments in affiliated issuers, at value	254,120,972	697,707,173	441,211,062
Total Investments	4,128,077,190	8,431,597,896	4,962,343,583
Foreign currency, at value	—	13,625	2,275
Cash	100,648	6,545,699	5,096,575
Receivable for investments sold	59,173,658	99,426,003	21,513,918
Receivable for fund shares sold	—	19,403,078	7,629,831
Dividends receivable — affiliated issuers	39,696	63,732	164,557
Interest receivable — unaffiliated issuers	9,929,536	137,825,609	79,727,597
Securities lending income receivable — unaffiliated issuers	10,412	75,298	37,198
Securities lending income receivable — affiliated issuers	44,265	475,493	398,636
Receivable for foreign taxes recoverable	—	1,297	42,638
TOTAL ASSETS	4,197,375,405	8,695,427,730	5,076,956,808
LIABILITIES
Payable upon return of securities loaned	231,756,636	634,582,775	379,842,597
Payable for investments purchased	84,809,217	133,425,884	60,816,688
Payable for fund shares repurchased	—	58,209,235	—
Advisory fee payable	1,253,686	2,494,829	1,459,745
Trustees’ fees and expenses payable	1,525	4,132	2,050
TOTAL LIABILITIES	317,821,064	828,716,855	442,121,080
NET ASSETS	$3,879,554,341	$7,866,710,875	$4,634,835,728
NET ASSETS CONSIST OF:
Paid-in capital	$4,301,886,072	$10,156,408,982	$5,585,921,299
Total distributable earnings (loss)	(422,331,731)	(2,289,698,107)	(951,085,571)
NET ASSETS	$3,879,554,341	$7,866,710,875	$4,634,835,728
NET ASSET VALUE PER SHARE
Net asset value per share	$82.72	$97.03	$25.44
Shares outstanding (unlimited amount authorized, $0.01 par value)	46,900,000	81,074,605	182,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,628,273,645	$7,793,738,021	$4,527,019,602
Investments in affiliated issuers	254,120,972	697,707,173	441,211,062
Total cost of investments	$3,882,394,617	$8,491,445,194	$4,968,230,664
Foreign currency, at cost	$—	$12,669	$2,107
* Includes investments in securities on loan, at value	$289,594,895	$704,459,621	$414,343,645
See accompanying notes to financial statements.
177

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$56,051,251
286,797
56,338,048
—
485,858
3,114,431
—
486
706,093
—
56
—
60,644,972

142,545
3,204,839
—
3,248
21
3,350,653
$57,294,319

$57,815,675
(521,356)
$57,294,319

$95.49
600,000

$55,620,168
286,797
$55,906,965
$—
$140,522
178

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$48,991,324	$1,735,419,763	$153,850,025
Dividend income — affiliated issuers	99,391	4,033,446	789,434
Unaffiliated securities lending income	1,634	1,685,312	1,183,080
Affiliated securities lending income	3,831	3,183,152	538,979
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	49,096,180	1,744,321,673	156,361,518
EXPENSES
Advisory fee	2,189,556	51,044,499	4,575,849
Trustees’ fees and expenses	12,104	292,115	26,575
Miscellaneous expenses	1,168	29,864	2,710
TOTAL EXPENSES	2,202,828	51,366,478	4,605,134
NET INVESTMENT INCOME (LOSS)	$46,893,352	$1,692,955,195	$151,756,384
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,849,118)	10,915,811	3,381,407
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	(11,150,922)	930,573	252,484
Foreign currency transactions	—	—	—
Futures contracts	—	—	—
Net realized gain (loss)	(20,000,040)	11,846,384	3,633,891
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	68,291,597	(2,230,168)	296,104
Investments — affiliated issuers	—	—	—
Foreign currency translations	—	—	—
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	68,291,597	(2,230,168)	296,104
NET REALIZED AND UNREALIZED GAIN (LOSS)	48,291,557	9,616,216	3,929,995
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$95,184,909	$1,702,571,411	$155,686,379
See accompanying notes to financial statements.
179

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen ICE High Yield Municipal Bond ETF	SPDR Nuveen ICE Municipal Bond ETF	SPDR Nuveen ICE Short Term Municipal Bond ETF

$17,803,712	134,804,986	$131,190,994	$116,084,498	$92,689,559
38,279	1,106,294	947,327	2,163,498	1,378,210
—	21,841	—	—	—
20,846	129,725	—	—	—
(595)	(33,873)	—	—	—
17,862,242	136,028,973	132,138,321	118,247,996	94,067,769

647,660	3,801,085	9,564,464	8,067,040	7,125,799
2,662	20,486	23,398	30,349	31,328
250	2,043	2,297	2,963	2,982
650,572	3,823,614	9,590,159	8,100,352	7,160,109
$17,211,670	$132,205,359	$122,548,162	$110,147,644	$86,907,660

(1,714,513)	669,614	(11,604,189)	(44,731,348)	(16,618,081)
15	1,164	—	—	—
937,902	1,976,699	(16,046,108)	(41,245,375)	(11,478,644)
(28)	—	—	—	—
(191,842)	—	—	—	—
(968,466)	2,647,477	(27,650,297)	(85,976,723)	(28,096,725)

9,414,726	(3,423,298)	(86,171,547)	(3,863,729)	73,440,872
(15)	(1,164)	—	—	—
111	36	—	—	—
(247)	—	—	—	—
9,414,575	(3,424,426)	(86,171,547)	(3,863,729)	73,440,872
8,446,109	(776,949)	(113,821,844)	(89,840,452)	45,344,147
$25,657,779	$131,428,410	$8,726,318	$20,307,192	$132,251,807
180

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2025

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$(32,879,365)	$533,893,122	$358,998,274
Dividend income — unaffiliated issuers	25,090,780	—	—
Dividend income — affiliated issuers	535,430	1,603,948	1,277,897
Unaffiliated securities lending income	88,610	644,421	327,233
Affiliated securities lending income	795,302	5,993,372	4,312,460
Foreign taxes withheld	(1,214)	(185,064)	(44,935)
TOTAL INVESTMENT INCOME (LOSS)	(6,370,457)	541,949,799	364,870,929
EXPENSES
Advisory fee	15,345,753	31,273,966	18,804,104
Trustees’ fees and expenses	31,191	70,084	40,561
Miscellaneous expenses	3,183	10,318	3,959
TOTAL EXPENSES	15,380,127	31,354,368	18,848,624
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	15,380,127	31,354,368	18,848,624
NET INVESTMENT INCOME (LOSS)	$(21,750,584)	$510,595,431	$346,022,305
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	71,383,459	(174,010,846)	(29,861,382)
Investments — affiliated issuers	52	(1,557,216)	2,858
In-kind redemptions — unaffiliated issuers	97,392,637	38,153,127	24,464,655
Foreign currency transactions	—	(209)	—
Swap contracts	—	19,261	—
Net realized gain (loss)	168,776,148	(137,395,883)	(5,393,869)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	376,020,900	304,919,492	68,276,556
Investments — affiliated issuers	(52)	1,557,216	(2,858)
Foreign currency translations	—	1,160	191
Net change in unrealized appreciation/depreciation	376,020,848	306,477,868	68,273,889
NET REALIZED AND UNREALIZED GAIN (LOSS)	544,796,996	169,081,985	62,880,020
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$523,046,412	$679,677,416	$408,902,325
See accompanying notes to financial statements.
181

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$2,654,428
—
9,436
192
1,800
—
2,665,856

45,257
434
40
45,731
(10,057)
35,674
$2,630,182

110,736
15
873,825
—
—
984,576

(238,034)
(15)
—
(238,049)
746,527
$3,376,709
182

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg 1-10 Year TIPS ETF		SPDR Bloomberg 1-3 Month T-Bill ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$46,893,352	$47,106,766	$1,692,955,195	$1,684,504,287
Net realized gain (loss)	(20,000,040)	(32,085,727)	11,846,384	(1,852,156)
Net change in unrealized appreciation/depreciation	68,291,597	39,799,002	(2,230,168)	(7,145,482)
Net increase (decrease) in net assets resulting from operations	95,184,909	54,820,041	1,702,571,411	1,675,506,649
Net equalization credits and charges	(4,365,675)	(76,007)	9,117	—
Distributions to shareholders	(45,151,151)	(53,136,586)	(1,664,033,973)	(1,662,121,228)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	525,315,304	315,837,523	31,236,360,101	23,636,309,640
Cost of shares redeemed	(210,411,623)	(298,699,135)	(21,553,464,232)	(19,310,432,525)
Net income equalization	4,365,675	76,007	(9,117)	—
Other capital	556	1,917	—	—
Net increase (decrease) in net assets from beneficial interest transactions	319,269,912	17,216,312	9,682,886,752	4,325,877,115
Net increase (decrease) in net assets during the period	364,937,995	18,823,760	9,721,433,307	4,339,262,536
Net assets at beginning of period	1,378,197,564	1,359,373,804	32,516,469,361	28,177,206,825
NET ASSETS AT END OF PERIOD	$1,743,135,559	$1,378,197,564	$42,237,902,668	$32,516,469,361
SHARES OF BENEFICIAL INTEREST:
Shares sold	27,700,000	17,200,000	341,350,000	258,100,000
Shares redeemed	(11,200,000)	(16,300,000)	(235,150,000)	(210,800,000)
Net increase (decrease) from share transactions	16,500,000	900,000	106,200,000	47,300,000
See accompanying notes to financial statements.
183

SPDR Bloomberg 3-12 Month T-Bill ETF		SPDR Bloomberg Emerging Markets USD Bond ETF		SPDR Bloomberg Investment Grade Floating Rate ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$151,756,384	$143,489,029	$17,211,670	$14,811,307	$132,205,359	$140,674,367
3,633,891	(2,173,448)	(968,466)	(4,147,152)	2,647,477	1,372,359
296,104	842,502	9,414,575	5,208,609	(3,424,426)	12,061,862
155,686,379	142,158,083	25,657,779	15,872,764	131,428,410	154,108,588
592,762	403,234	(817,818)	(24,317)	696,424	343,777
(151,641,981)	(141,319,407)	(17,083,558)	(13,997,048)	(134,183,831)	(140,398,891)

1,523,171,848	1,319,035,829	100,434,999	148,316,483	980,502,774	527,732,464
(551,317,592)	(823,860,362)	(222,844,592)	(45,851,986)	(718,550,257)	(511,297,228)
(592,762)	(403,234)	817,818	24,317	(696,424)	(343,777)
—	—	12,174	14,610	3,036	2,456
971,261,494	494,772,233	(121,579,601)	102,503,424	261,259,129	16,093,915
975,898,654	496,014,143	(113,823,198)	104,354,823	259,200,132	30,147,389
2,837,386,715	2,341,372,572	307,523,982	203,169,159	2,496,839,756	2,466,692,367
$3,813,285,369	$2,837,386,715	$193,700,784	$307,523,982	$2,756,039,888	$2,496,839,756

15,350,000	13,300,000	4,200,000	6,200,000	31,900,000	17,200,000
(5,550,000)	(8,300,000)	(9,200,000)	(1,900,000)	(23,400,000)	(16,700,000)
9,800,000	5,000,000	(5,000,000)	4,300,000	8,500,000	500,000
184

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen ICE High Yield Municipal Bond ETF		SPDR Nuveen ICE Municipal Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$122,548,162	$100,644,624	$110,147,644	$100,792,470
Net realized gain (loss)	(27,650,297)	(12,486,678)	(85,976,723)	(140,307,645)
Net change in unrealized appreciation/depreciation	(86,171,547)	80,464,911	(3,863,729)	117,481,271
Net increase (decrease) in net assets resulting from operations	8,726,318	168,622,857	20,307,192	77,966,096
Net equalization credits and charges	271,813	1,156,653	(279,186)	94,161
Distributions to shareholders	(119,396,572)	(96,490,553)	(108,997,335)	(98,991,515)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	476,238,560	893,961,119	1,519,128,746	1,216,243,970
Cost of shares redeemed	(420,633,460)	(255,325,813)	(1,741,621,057)	(1,488,444,902)
Net income equalization	(271,813)	(1,156,653)	279,186	(94,161)
Other capital	1,893,460	3,604,903	1,071,614	671,080
Net increase (decrease) in net assets from beneficial interest transactions	57,226,747	641,083,556	(221,141,511)	(271,624,013)
Contribution from affiliate (Note 6)	—	—	—	—
Net increase (decrease) in net assets during the period	(53,171,694)	714,372,513	(310,110,840)	(292,555,271)
Net assets at beginning of period	2,682,627,660	1,968,255,147	3,531,267,658	3,823,822,929
NET ASSETS AT END OF PERIOD	$2,629,455,966	$2,682,627,660	$3,221,156,818	$3,531,267,658
SHARES OF BENEFICIAL INTEREST:
Shares sold	18,800,000	36,200,000	33,700,000	26,900,000
Shares redeemed	(16,800,000)	(10,200,000)	(38,500,000)	(32,800,000)
Net increase (decrease) from share transactions	2,000,000	26,000,000	(4,800,000)	(5,900,000)
See accompanying notes to financial statements.
185

SPDR Nuveen ICE Short Term Municipal Bond ETF		SPDR Bloomberg Convertible Securities ETF		SPDR Bloomberg High Yield Bond ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$86,907,660	$60,509,701	$(21,750,584)	$(69,561,013)	$510,595,431	$543,187,290
(28,096,725)	(75,459,696)	168,776,148	(22,790,558)	(137,395,883)	(55,438,147)
73,440,872	88,373,141	376,020,848	211,504,774	306,477,868	275,607,429
132,251,807	73,423,146	523,046,412	119,153,203	679,677,416	763,356,572
(381,122)	(177,315)	1,870,145	3,252,754	(158,375)	1,672,521
(85,728,493)	(57,478,498)	(78,853,333)	(79,166,174)	(522,066,628)	(552,172,660)

295,528,128	175,495,603	1,490,202,650	820,493,574	14,327,772,301	25,511,377,209
(718,912,442)	(544,815,336)	(1,479,495,831)	(1,840,916,369)	(15,031,522,571)	(26,021,944,279)
381,122	177,315	(1,870,145)	(3,252,754)	158,375	(1,672,521)
175,030	96,913	12,045	19,351	872,425	540,572
(422,828,162)	(369,045,505)	8,848,719	(1,023,656,198)	(702,719,470)	(511,699,019)
—	—	62,127	251,498	13,687	—
(376,685,970)	(353,278,172)	454,974,070	(980,164,917)	(545,253,370)	(298,842,586)
3,784,936,985	4,138,215,157	3,424,580,271	4,404,745,188	8,411,964,245	8,710,806,831
$3,408,251,015	$3,784,936,985	$3,879,554,341	$3,424,580,271	$7,866,710,875	$8,411,964,245

6,200,000	3,700,000	18,900,000	11,600,000	149,400,000	275,800,000
(15,100,000)	(11,600,000)	(19,400,000)	(27,100,000)	(157,400,000)	(281,600,000)
(8,900,000)	(7,900,000)	(500,000)	(15,500,000)	(8,000,000)	(5,800,000)
186

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Short Term High Yield Bond ETF		SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$346,022,305	$309,968,564	$2,630,182	$2,501,230
Net realized gain (loss)	(5,393,869)	(7,422,654)	984,576	21,652
Net change in unrealized appreciation/depreciation	68,273,889	39,602,996	(238,049)	1,415,128
Net increase (decrease) in net assets resulting from operations	408,902,325	342,148,906	3,376,709	3,938,010
Net equalization credits and charges	2,509,333	54,535	(41,599)	(150,204)
Distributions to shareholders	(351,069,748)	(302,622,255)	(2,656,507)	(2,485,401)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,763,805,007	6,825,674,758	14,302,889	26,548,169
Cost of shares redeemed	(3,850,257,132)	(5,959,243,025)	(14,338,871)	—
Net income equalization	(2,509,333)	(54,535)	41,599	150,204
Other capital	19,147	98,123	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(88,942,311)	866,475,321	5,617	26,698,373
Contribution from affiliate (Note 6)	17,253	—	—	—
Net increase (decrease) in net assets during the period	(28,583,148)	906,056,507	684,220	28,000,778
Net assets at beginning of period	4,663,418,876	3,757,362,369	56,610,099	28,609,321
NET ASSETS AT END OF PERIOD	$4,634,835,728	$4,663,418,876	$57,294,319	$56,610,099
SHARES OF BENEFICIAL INTEREST:
Shares sold	148,800,000	276,000,000	150,000	300,000
Shares redeemed	(153,300,000)	(241,800,000)	(150,000)	—
Net increase (decrease) from share transactions	(4,500,000)	34,200,000	—	300,000
See accompanying notes to financial statements.
187

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-10 Year TIPS ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$18.47	$18.44	$19.46	$21.12	$20.30
Income (loss) from investment operations:
Net investment income (loss) (a)	0.60	0.65	0.77	1.28	0.72
Net realized and unrealized gain (loss) (b)	0.69	0.11	(0.96)	(1.62)	0.70
Total from investment operations	1.29	0.76	(0.19)	(0.34)	1.42
Net equalization credits and charges (a)	(0.06)	(0.00)(c)	0.02	(0.09)	(0.13)
Other capital (a)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.57)	(0.73)	(0.85)	(1.23)	(0.47)
Net asset value, end of period	$19.13	$18.47	$18.44	$19.46	$21.12
Total return (d)	6.68%	4.27%	(0.95)%	(2.21)%	6.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,743,136	$1,378,198	$1,359,374	$1,453,839	$779,454
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.16%	0.15%	0.15%
Net investment income (loss)	3.21%	3.51%	4.08%	6.17%	3.45%
Portfolio turnover rate (e)	21%	22%	15%	15%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
188

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-3 Month T-Bill ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$91.79	$91.80	$91.46	$91.47	$91.53
Income (loss) from investment operations:
Net investment income (loss) (a)	4.08	4.80	3.40	0.09	(0.06)
Net realized and unrealized gain (loss) (b)	0.06	(0.04)	(0.19)	(0.07)	0.00(c)
Total from investment operations	4.14	4.76	3.21	0.02	(0.06)
Net equalization credits and charges (a)	0.00(c)	—	—	—	—
Other capital (a)	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(4.20)	(4.77)	(2.87)	(0.03)	(0.00)(c)
Net asset value, end of period	$91.73	$91.79	$91.80	$91.46	$91.47
Total return (d)	4.63%	5.33%	3.56%	0.03%	(0.06)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$42,237,903	$32,516,469	$28,177,207	$21,058,866	$11,950,062
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	4.46%	5.24%	3.71%	0.09%	(0.07)%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
See accompanying notes to financial statements.
189

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 3-12 Month T-Bill ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 9/23/20*- 6/30/21
Net asset value, beginning of period	$99.38	$99.42	$99.74	$100.05	$100.07
Income (loss) from investment operations:
Net investment income (loss) (a)	4.43	5.17	4.55	0.56	(0.04)
Net realized and unrealized gain (loss) (b)	0.15	(0.07)	(1.91)	(0.71)	0.02
Total from investment operations	4.58	5.10	2.64	(0.15)	(0.02)
Net equalization credits and charges (a)	0.02	0.01	0.50	(0.09)	0.00(c)
Distributions to shareholders from:
Net investment income	(4.55)	(5.15)	(3.46)	(0.07)	—
Net asset value, end of period	$99.43	$99.38	$99.42	$99.74	$100.05
Total return (d)	4.74%	5.28%	3.22%	(0.24)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,813,285	$2,837,387	$2,341,373	$59,842	$10,005
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%(e)
Net investment income (loss)	4.46%	5.21%	4.58%	0.56%	(0.05)%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
See accompanying notes to financial statements.
190

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets USD Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 4/7/21*- 6/30/21
Net asset value, beginning of period	$23.84	$23.62	$23.17	$30.71	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.48	1.35	1.21	1.18	0.27
Net realized and unrealized gain (loss) (b)	0.76	0.19	0.38	(7.52)	0.60
Total from investment operations	2.24	1.54	1.59	(6.34)	0.87
Net equalization credits and charges	(0.07)	0.00(c)	0.02	0.00(c)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.03	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.49)	(1.32)	(1.19)	(1.20)	(0.17)
Net asset value, end of period	$24.52	$23.84	$23.62	$23.17	$30.71
Total return (d)	9.36%	6.72%	7.34%	(21.31)%	2.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$193,701	$307,524	$203,169	$150,582	$181,186
Ratios to average net assets:
Total expenses	0.23%	0.23%	0.24%	0.23%	0.23%(e)
Net investment income (loss)	6.11%	5.73%	5.20%	4.18%	3.81%(e)
Portfolio turnover rate (f)	48%	31%	7%	10%	17%
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
191

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Investment Grade Floating Rate ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$30.83	$30.64	$30.28	$30.64	$30.47
Income (loss) from investment operations:
Net investment income (loss) (a)	1.60	1.81	1.29	0.15	0.16
Net realized and unrealized gain (loss) (b)	(0.01)	0.18	0.29	(0.37)	0.19
Total from investment operations	1.59	1.99	1.58	(0.22)	0.35
Net equalization credits and charges (a)	0.01	0.00(c)	(0.01)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.64)	(1.80)	(1.21)	(0.14)	(0.18)
Net asset value, end of period	$30.79	$30.83	$30.64	$30.28	$30.64
Total return (d)	5.36%	6.68%	5.29%	(0.73)%	1.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,756,040	$2,496,840	$2,466,692	$3,233,853	$2,478,487
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.16%	0.15%	0.15%
Net investment income (loss)	5.22%	5.90%	4.25%	0.50%	0.52%
Portfolio turnover rate (e)	42%	40%	28%	41%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
192

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen ICE High Yield Municipal Bond ETF (formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23(a)	Year Ended 6/30/22(a)	Year Ended 6/30/21(a)
Net asset value, beginning of period	$25.65	$25.04	$25.66	$30.34	$28.15
Income (loss) from investment operations:
Net investment income (loss) (b)	1.14	1.10	1.00	0.93	1.02
Net realized and unrealized gain (loss) (c)	(1.03)	0.52	(0.15)	(4.72)	2.17
Total from investment operations	0.11	1.62	0.85	(3.79)	3.19
Net equalization credits and charges (b)	0.00(d)	0.01	0.01	0.01	0.02
Contribution from affiliate	—	—	0.00(d)	—	—
Other capital (b)	0.02	0.04	0.04	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.11)	(1.06)	(1.52)	(0.91)	(1.03)
Net asset value, end of period	$24.67	$25.65	$25.04	$25.66	$30.34
Total return (e)	0.45%	6.88%	1.45%(f)	(12.76)%	11.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,629,456	$2,682,628	$1,968,255	$1,668,033	$1,796,065
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	4.48%	4.40%	3.99%	3.20%	3.49%
Portfolio turnover rate (g)	10%	7%	9%	12%	14%
(a)	Effective on January 12, 2023, the SPDR Nuveen ICE High Yield Municipal Bond ETF underwent a 2-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.45%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
193

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen ICE Municipal Bond ETF (formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$45.89	$46.15	$45.90	$52.09	$51.76
Income (loss) from investment operations:
Net investment income (loss) (a)	1.43	1.28	0.99	0.83	0.96
Net realized and unrealized gain (loss) (b)	(1.27)	(0.30)	0.20	(6.19)	0.33
Total from investment operations	0.16	0.98	1.19	(5.36)	1.29
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)
Other capital (a)	0.01	0.01	0.02	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.42)	(1.25)	(0.96)	(0.83)	(0.96)
Net asset value, end of period	$44.64	$45.89	$46.15	$45.90	$52.09
Total return (d)	0.34%	2.19%	2.68%	(10.42)%	2.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,221,157	$3,531,268	$3,823,823	$3,486,008	$3,732,082
Ratios to average net assets:
Total expenses	0.23%	0.23%	0.24%	0.23%	0.28%
Net expenses	0.23%	0.23%	0.24%	0.23%	0.23%
Net investment income (loss)	3.14%	2.80%	2.15%	1.66%	1.84%
Portfolio turnover rate (e)	33%	24%	17%	3%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
194

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen ICE Short Term Municipal Bond ETF (formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$47.22	$47.00	$47.23	$49.52	$49.82
Income (loss) from investment operations:
Net investment income (loss) (a)	1.16	0.73	0.41	0.31	0.48
Net realized and unrealized gain (loss) (b)	0.60	0.19	(0.24)	(2.23)	(0.25)
Total from investment operations	1.76	0.92	0.17	(1.92)	0.23
Net equalization credits and charges (a)	(0.01)	(0.00)(c)	(0.00)(c)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.14)	(0.70)	(0.40)	(0.32)	(0.49)
Net realized gains	—	—	—	(0.05)	(0.04)
Total distributions	(1.14)	(0.70)	(0.40)	(0.37)	(0.53)
Net asset value, end of period	$47.83	$47.22	$47.00	$47.23	$49.52
Total return (d)	3.75%	1.97%	0.35%	(3.91)%	0.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,408,251	$3,784,937	$4,138,215	$4,852,722	$4,815,522
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	2.44%	1.55%	0.87%	0.64%	0.96%
Portfolio turnover rate (e)	31%	40%	18%	19%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
195

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Convertible Securities ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$72.25	$70.03	$64.58	$86.87	$60.23
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.44)	(1.27)	(1.62)	(1.97)	(0.73)
Net realized and unrealized gain (loss) (b)	12.43	4.87	8.54	(18.65)	29.30
Total from investment operations	11.99	3.60	6.92	(20.62)	28.57
Net equalization credits and charges (a)	0.04	0.06	0.01	(0.01)	(0.03)
Contribution from affiliate (Note 6)	0.00(c)	0.00(c)	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.56)	(1.44)	(1.48)	(1.66)	(1.90)
Net asset value, end of period	$82.72	$72.25	$70.03	$64.58	$86.87
Total return (d)	16.86%	5.32%(e)	10.83%	(24.12)%	47.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,879,554	$3,424,580	$4,404,745	$3,739,114	$6,628,386
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.41%	0.40%	0.40%
Net investment income (loss)	(0.57)%	(1.81)%	(2.42)%	(2.44)%	(0.93)%
Portfolio turnover rate (f)	32%	30%	7%	13%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2024, the total return would have remained 5.32%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
196

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg High Yield Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$94.44	$91.81	$90.51	$109.83	$101.03
Income (loss) from investment operations:
Net investment income (loss) (a)	6.26	6.18	5.86	4.20	4.56
Net realized and unrealized gain (loss) (b)	2.67	2.64	1.28	(18.85)	9.36
Total from investment operations	8.93	8.82	7.14	(14.65)	13.92
Net equalization credits and charges (a)	0.00(c)	0.02	0.05	0.02	(0.04)
Contribution from affiliate (Note 6)	0.00(c)	—	0.00(c)	0.00(c)	—
Other capital (a)	0.01	0.01	0.01	0.01	0.04
Distributions to shareholders from:
Net investment income	(6.35)	(6.22)	(5.90)	(4.70)	(5.12)
Net asset value, end of period	$97.03	$94.44	$91.81	$90.51	$109.83
Total return (d)	9.78%	9.97%	8.18%(e)	(13.82)%(f)	13.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,866,711	$8,411,964	$8,710,807	$6,143,001	$9,738,733
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	6.53%	6.65%	6.39%	3.99%	4.26%
Portfolio turnover rate (g)	49%	33%	28%	35%	48%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 8.18%.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (13.82)%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
197

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term High Yield Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$24.98	$24.64	$24.10	$27.53	$25.16
Income (loss) from investment operations:
Net investment income (loss) (a)	1.86	1.88	1.65	1.01	1.14
Net realized and unrealized gain (loss) (b)	0.46	0.32	0.55	(3.26)	2.53
Total from investment operations	2.32	2.20	2.20	(2.25)	3.67
Net equalization credits and charges (a)	0.01	0.00(c)	(0.01)	(0.00)(c)	(0.01)
Contribution from affiliate (Note 6)	0.00(c)	—	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.87)	(1.86)	(1.65)	(1.18)	(1.30)
Net asset value, end of period	$25.44	$24.98	$24.64	$24.10	$27.53
Total return (d)	9.65%	9.28%	9.37%	(8.54)%	14.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,634,836	$4,663,419	$3,757,362	$3,407,064	$5,057,540
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.41%	0.40%	0.40%
Net investment income (loss)	7.36%	7.58%	6.72%	3.79%	4.26%
Portfolio turnover rate (e)	64%	54%	65%	59%	74%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
198

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 5/12/22*- 6/30/22
Net asset value, beginning of period	$94.35	$95.36	$98.54	$100.60
Income (loss) from investment operations:
Net investment income (loss) (a)	4.97	5.00	4.52	0.93
Net realized and unrealized gain (loss) (b)	1.33	(0.79)	(2.04)	(2.78)
Total from investment operations	6.30	4.21	2.48	(1.85)
Net equalization credits and charges (a)	(0.08)	(0.30)	(0.18)	0.00(c)
Distributions to shareholders from:
Net investment income	(5.08)	(4.92)	(5.48)	(0.21)
Net asset value, end of period	$95.49	$94.35	$95.36	$98.54
Total return (d)	6.66%	4.25%	2.47%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$57,294	$56,610	$28,609	$103,464
Ratios to average net assets:
Total expenses	0.09%	0.09%	0.10%	0.09%(e)
Net expenses	0.07%	0.07%	0.08%	0.07%(e)
Net investment income (loss)	5.23%	5.32%	4.70%	4.18%(e)
Portfolio turnover rate (f)	62%	73%	89%	37%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
199

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg 1-10 Year TIPS ETF
SPDR Bloomberg 1-3 Month T-Bill ETF
SPDR Bloomberg 3-12 Month T-Bill ETF
SPDR Bloomberg Emerging Markets USD Bond ETF
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen ICE High Yield Municipal Bond ETF (formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF)
SPDR Nuveen ICE Municipal Bond ETF (formerly SPDR Nuveen Bloomberg Municipal Bond ETF)
SPDR Nuveen ICE Short Term Municipal Bond ETF (formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Effective June 1, 2025 the below funds changed their name as follows:
Current Fund Name	Previous Fund Name
SPDR Nuveen ICE High Yield Municipal Bond ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen ICE Municipal Bond ETF	SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen ICE Short Term Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except for the SPDR Bloomberg Emerging Markets USD Bond ETF, which may become non-diversified for periods of time solely as a result of tracking its Index.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
200

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
201

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The SPDR Bloomberg 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
202

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the "Internal Revenue Code")as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the year, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
5.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
203

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Credit Default Swaps
During the year ended June 30, 2025, the SPDR Bloomberg High Yield Bond ETF engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component.
The following tables summarize the value of the Fund derivative instruments as of June 30, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$531	$—	$—	$—	$—	$531
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$(191,842)	$—	$—	$—	$—	$(191,842)
SPDR Bloomberg High Yield Bond ETF
Swap Contracts	—	—	19,261	—	—	19,261
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$(247)	$—	$—	$—	$—	$(247)
6.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s
204

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg 1-3 Month T-Bill ETF	0.135
SPDR Bloomberg 3-12 Month T-Bill ETF	0.135
SPDR Bloomberg Emerging Markets USD Bond ETF	0.23
SPDR Bloomberg Investment Grade Floating Rate ETF	0.15
SPDR Nuveen ICE High Yield Municipal Bond ETF	0.35
SPDR Nuveen ICE Municipal Bond ETF	0.23
SPDR Nuveen ICE Short Term Municipal Bond ETF	0.20
SPDR Bloomberg Convertible Securities ETF	0.40
SPDR Bloomberg High Yield Bond ETF	0.40
SPDR Bloomberg Short Term High Yield Bond ETF	0.40
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	0.09
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses for the SPDR MarketAxess Investment Grade 400 Corporate ETF until October 31, 2025, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, will be limited to 0.07% of the Fund's average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2025. This waiver and/or reimbursement may not be terminated prior to October 31, 2025 except with the approval of the Fund’s Board of Trustees. For the year ended June 30, 2025, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $10,057.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2025. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2025 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
SSGA LTD, an affiliate of the Adviser, serves as investment sub-adviser to the SPDR Bloomberg Emerging Markets USD Bond ETF and provides day to day management of the Fund's investments allocated to it by the Adviser, subject to supervision by the Adviser and oversight by the Board.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the SPDR Nuveen ICE High Yield Municipal Bond ETF, SPDR Nuveen ICE Municipal Bond ETF and SPDR Nuveen ICE Short Term Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
205

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2025, are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2025, SSGA FM made separate contributions of $62,127 to the SPDR Bloomberg Convertible Securities ETF, $13,687 to the SPDR Bloomberg High Yield ETF and $17,253 to the SPDR Bloomberg Short Term High Yield Bond ETF related to trading matters.
During the fiscal year ended June 30, 2024 State Street made a contribution of $251,498 to the SPDR Bloomberg Convertible Securities ETF related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
7.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2025, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg 1-10 Year TIPS ETF	$313,042,359	$350,437,566	$—	$—
SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	131,811,578	128,542,951
SPDR Bloomberg Investment Grade Floating Rate ETF	—	—	1,040,175,525	1,091,277,135
SPDR Nuveen ICE High Yield Municipal Bond ETF	—	—	714,382,427	275,160,767
SPDR Nuveen ICE Municipal Bond ETF	—	—	2,129,968,189	1,154,823,762
SPDR Nuveen ICE Short Term Municipal Bond ETF	—	—	1,374,833,532	1,101,995,318
SPDR Bloomberg Convertible Securities ETF	—	—	1,197,064,988	1,262,539,281
SPDR Bloomberg High Yield Bond ETF	—	—	3,768,267,302	4,011,303,178
SPDR Bloomberg Short Term High Yield Bond ETF	—	—	2,947,123,861	2,976,789,090
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	—	—	31,117,298	31,771,920
206

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

For the year ended June 30, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg 1-10 Year TIPS ETF	$530,661,005	$212,319,781	$(11,150,922)
SPDR Bloomberg 1-3 Month T-Bill ETF	31,163,040,820	21,471,337,405	930,573
SPDR Bloomberg 3-12 Month T-Bill ETF	—	—	252,484
SPDR Bloomberg Emerging Markets USD Bond ETF	94,611,501	219,081,939	937,902
SPDR Bloomberg Investment Grade Floating Rate ETF	974,438,846	711,493,373	1,976,699
SPDR Nuveen ICE High Yield Municipal Bond ETF	—	409,521,761	(16,046,108)
SPDR Nuveen ICE Municipal Bond ETF	468,834,146	1,733,644,480	(41,245,375)
SPDR Nuveen ICE Short Term Municipal Bond ETF	4,540,798	720,936,351	(11,478,644)
SPDR Bloomberg Convertible Securities ETF	1,491,679,758	1,476,206,081	97,392,637
SPDR Bloomberg High Yield Bond ETF	13,743,758,717	14,215,304,847	38,153,127
SPDR Bloomberg Short Term High Yield Bond ETF	3,705,183,589	3,781,209,546	24,464,655
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	14,170,230	14,152,355	873,825
9.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, TIPS adjustments, amortization and accretion of premium and discount for financial statement purposes, defaulted bonds, contingent payment debt instruments, deemed dividends on convertible debt, futures contracts mark to market, and foreign currency.
207

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The tax character of distributions paid during the year ended June 30, 2025, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg 1-10 Year TIPS ETF	$45,151,151	$—	$—	$45,151,151
SPDR Bloomberg 1-3 Month T-Bill ETF	1,664,033,973	—	—	1,664,033,973
SPDR Bloomberg 3-12 Month T-Bill ETF	151,641,981	—	—	151,641,981
SPDR Bloomberg Emerging Markets USD Bond ETF	17,083,558	—	—	17,083,558
SPDR Bloomberg Investment Grade Floating Rate ETF	134,183,831	—	—	134,183,831
SPDR Nuveen ICE High Yield Municipal Bond ETF	1,545,449	117,851,123	—	119,396,572
SPDR Nuveen ICE Municipal Bond ETF	2,260,782	106,736,553	—	108,997,335
SPDR Nuveen ICE Short Term Municipal Bond ETF	1,275,612	84,452,881	—	85,728,493
SPDR Bloomberg Convertible Securities ETF	78,853,333	—	—	78,853,333
SPDR Bloomberg High Yield Bond ETF	522,066,628	—	—	522,066,628
SPDR Bloomberg Short Term High Yield Bond ETF	351,069,748	—	—	351,069,748
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	2,656,507	—	—	2,656,507
The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg 1-10 Year TIPS ETF	$ 53,136,586	$ —	$ —	$ 53,136,586
SPDR Bloomberg 1-3 Month T-Bill ETF	1,662,121,228	—	—	1,662,121,228
SPDR Bloomberg 3-12 Month T-Bill ETF	141,319,407	—	—	141,319,407
SPDR Bloomberg Emerging Markets USD Bond ETF	13,997,048	—	—	13,997,048
SPDR Bloomberg Investment Grade Floating Rate ETF	140,398,891	—	—	140,398,891
SPDR Nuveen ICE High Yield Municipal Bond ETF	1,510,640	94,979,913	—	96,490,553
SPDR Nuveen ICE Municipal Bond ETF	1,664,141	97,327,374	—	98,991,515
SPDR Nuveen ICE Short Term Municipal Bond ETF	1,205,846	56,272,652	—	57,478,498
SPDR Bloomberg Convertible Securities ETF	79,166,174	—	—	79,166,174
SPDR Bloomberg High Yield Bond ETF	552,172,660	—	—	552,172,660
SPDR Bloomberg Short Term High Yield Bond ETF	302,622,255	—	—	302,622,255
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	2,485,401	—	—	2,485,401
At June 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg 1-10 Year TIPS ETF	$1,468,030	$—	$(43,318,672)	$—	$(18,658,347)	$(60,508,989)
SPDR Bloomberg 1-3 Month T-Bill ETF	166,405,666	—	(11,289,981)	—	(2,490,503)	152,625,182
SPDR Bloomberg 3-12 Month T-Bill ETF	7,431,609	—	(909,815)	—	(406,582)	6,115,212
SPDR Bloomberg Emerging Markets USD Bond ETF	1,828,046	—	(20,551,899)	—	(5,606,672)	(24,330,525)
SPDR Bloomberg Investment Grade Floating Rate ETF	9,448,040	—	(12,789,404)	—	3,299,385	(41,979)
SPDR Nuveen ICE High Yield Municipal Bond ETF	—	13,631,661	(54,890,099)	—	(163,234,015)	(204,492,453)
SPDR Nuveen ICE Municipal Bond ETF	—	4,249,854	(114,284,227)	—	(36,682,444)	(146,716,817)
SPDR Nuveen ICE Short Term Municipal Bond ETF	—	5,557,665	(84,067,753)	—	11,550,468	(66,959,620)
SPDR Bloomberg Convertible Securities ETF	9,767,975	—	(549,608,100)	—	117,508,394	(422,331,731)
SPDR Bloomberg High Yield Bond ETF	8,105,121	—	(2,227,933,054)	—	(69,870,174)	(2,289,698,107)
SPDR Bloomberg Short Term High Yield Bond ETF	25,843,793	—	(965,173,467)	—	(11,755,897)	(951,085,571)
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	—	—	(892,305)	—	370,949	(521,356)
208

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

As of June 30, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg 1-10 Year TIPS ETF	$5,903,016	$37,415,656
SPDR Bloomberg 1-3 Month T-Bill ETF	11,289,981	—
SPDR Bloomberg 3-12 Month T-Bill ETF	909,815	—
SPDR Bloomberg Emerging Markets USD Bond ETF	7,642,981	12,908,918
SPDR Bloomberg Investment Grade Floating Rate ETF	7,401,505	5,387,899
SPDR Nuveen ICE High Yield Municipal Bond ETF	19,208,576	35,681,523
SPDR Nuveen ICE Municipal Bond ETF	13,471,327	100,812,900
SPDR Nuveen ICE Short Term Municipal Bond ETF	2,509,119	81,558,634
SPDR Bloomberg Convertible Securities ETF	15,646,210	533,961,890
SPDR Bloomberg High Yield Bond ETF	547,437,561	1,680,495,493
SPDR Bloomberg Short Term High Yield Bond ETF	359,404,804	605,768,663
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	547,758	344,547
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg 1-10 Year TIPS ETF	$1,749,093,792	$6,098,879	$24,757,226	$(18,658,347)
SPDR Bloomberg 1-3 Month T-Bill ETF	44,544,272,643	35,249	2,525,752	(2,490,503)
SPDR Bloomberg 3-12 Month T-Bill ETF	3,874,998,638	234,788	641,370	(406,582)
SPDR Bloomberg Emerging Markets USD Bond ETF	205,372,238	2,903,554	8,510,291	(5,606,737)
SPDR Bloomberg Investment Grade Floating Rate ETF	2,825,041,411	4,045,806	746,457	3,299,349
SPDR Nuveen ICE High Yield Municipal Bond ETF	2,769,440,303	21,100,432	184,334,447	(163,234,015)
SPDR Nuveen ICE Municipal Bond ETF	3,239,344,914	20,560,645	57,242,887	(36,682,242)
SPDR Nuveen ICE Short Term Municipal Bond ETF	3,367,596,746	17,133,646	5,583,178	11,550,468
SPDR Bloomberg Convertible Securities ETF	4,010,568,796	366,731,192	249,222,798	117,508,394
SPDR Bloomberg High Yield Bond ETF	8,501,469,026	61,176,972	131,048,102	(69,871,130)
SPDR Bloomberg Short Term High Yield Bond ETF	4,974,099,646	73,478,568	85,234,631	(11,756,063)
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	55,967,099	930,182	559,233	370,949
11.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
209

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg 1-3 Month T-Bill ETF	$ 2,306,849,882	$ 2,353,985,075	$ —	$ 2,353,985,075
SPDR Bloomberg 3-12 Month T-Bill ETF	92,551,443	623,100	93,856,770	94,479,870
SPDR Bloomberg Emerging Markets USD Bond ETF	8,794,043	8,954,044	—	8,954,044
SPDR Bloomberg Investment Grade Floating Rate ETF	140,352,763	101,825,885	41,075,253	142,901,138
SPDR Bloomberg Convertible Securities ETF	289,594,895	231,756,636	62,337,833	294,094,469
SPDR Bloomberg High Yield Bond ETF	704,459,621	634,582,775	82,436,913	717,019,688
SPDR Bloomberg Short Term High Yield Bond ETF	414,343,645	379,842,597	43,260,288	423,102,885
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	140,522	142,545	—	142,545
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2025:
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg 1-3 Month T-Bill ETF	U.S. Treasury Obligations	$2,353,985,075	$—	$—	$—	$2,353,985,075	$2,353,985,075
SPDR Bloomberg 3-12 Month T-Bill ETF	U.S. Treasury Obligations	623,100	—	—	—	623,100	623,100
SPDR Bloomberg Emerging Markets USD Bond ETF	Corporate Bonds & Notes	2,795,142	—	—	—	2,795,142	2,795,142
SPDR Bloomberg Emerging Markets USD Bond ETF	Foreign Government Obligations	6,158,902	—	—	—	6,158,902	6,158,902
SPDR Bloomberg Investment Grade Floating Rate ETF	Corporate Bonds & Notes	86,099,792	—	—	—	86,099,792	86,099,792
SPDR Bloomberg Investment Grade Floating Rate ETF	Foreign Government Obligations	15,726,093	—	—	—	15,726,093	15,726,093
SPDR Bloomberg Convertible Securities ETF	Corporate Bonds & Notes	44,816,823	—	—	—	44,816,823	44,816,823
SPDR Bloomberg Convertible Securities ETF	Preferred Stocks	186,939,813	—	—	—	186,939,813	186,939,813
SPDR Bloomberg High Yield Bond ETF	Corporate Bonds & Notes	634,582,775	—	—	—	634,582,775	634,582,775
SPDR Bloomberg Short Term High Yield Bond ETF	Corporate Bonds & Notes	379,836,746	—	—	—	379,836,746	379,836,746
SPDR Bloomberg Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
210

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	Corporate Bonds & Notes	$142,545	$—	$—	$—	$142,545	$142,545
12.    Line of Credit
The SPDR Bloomberg Investment Grade Floating Rate ETF and other affiliated funds (each a “Participant” and,collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2025.
13.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
211

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
212

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg 1-10 Year TIPS ETF, SPDR Bloomberg 1-3 Month T-Bill ETF, SPDR Bloomberg 3-12 Month T-Bill ETF, SPDR Bloomberg Emerging Markets USD Bond ETF, SPDR Bloomberg Investment Grade Floating Rate ETF, SPDR Nuveen ICE High Yield Municipal Bond ETF, SPDR Nuveen ICE Municipal Bond ETF, SPDR Nuveen ICE Short Term Municipal Bond ETF, SPDR Bloomberg Convertible Securities ETF, SPDR Bloomberg High Yield Bond ETF, SPDR Bloomberg Short Term High Yield Bond ETF and SPDR MarketAxess Investment Grade 400 Corporate Bond ETF and the Board of Trustees of SPDR® Series Trust.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg 1-10 Year TIPS ETF, SPDR Bloomberg 1-3 Month T-Bill ETF, SPDR Bloomberg 3-12 Month T-Bill ETF, SPDR Bloomberg Emerging Markets USD Bond ETF, SPDR Bloomberg Investment Grade Floating Rate ETF, SPDR Nuveen ICE High Yield Municipal Bond ETF (formerly SPDR Nuveen Bloomberg High Yield Municipal Bond ETF), SPDR Nuveen ICE Municipal Bond ETF (formerly SPDR Nuveen Bloomberg Municipal Bond ETF), SPDR Nuveen ICE Short Term Municipal Bond ETF (formerly SPDR Nuveen Bloomberg Short Term Municipal Bond ETF), SPDR Bloomberg Convertible Securities ETF, SPDR Bloomberg High Yield Bond ETF, SPDR Bloomberg Short Term High Yield Bond ETF and SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (collectively referred to as the “Funds”) (twelve of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twelve of the funds constituting SPDR® Series Trust) at June 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Bloomberg 1-10 Year TIPS ETF

SPDR Bloomberg 1-3 Month T-Bill ETF

SPDR Bloomberg Investment Grade Floating Rate ETF

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF

SPDR Nuveen Bloomberg Municipal Bond ETF

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

SPDR Bloomberg Convertible Securities ETF

SPDR Bloomberg High Yield Bond ETF

SPDR Bloomberg Short Term High Yield Bond ETF
	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the five years in the period ended June 30, 2025
SPDR Bloomberg 3-12 Month T-Bill ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the four years in the period ended June 30, 2025 and the period from September 23, 2020 (commencement of operations) through June 30, 2021
213

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  (continued)

Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Bloomberg Emerging Markets USD Bond ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the four years in the period ended June 30, 2025 and the period from April 7, 2021 (commencement of operations) through June 30, 2021
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the three years ended June 30, 2025 and the period from May 12, 2022 (commencement of operations) through June 30, 2022
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
August 29, 2025
214

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2025 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR Nuveen ICE High Yield Municipal Bond ETF	98.71%
SPDR Nuveen ICE Municipal Bond ETF	97.93%
SPDR Nuveen ICE Short Term Municipal Bond ETF	98.51%
215

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2025 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreement
At a meeting held on May 14-15, 2025, the Board of Trustees of SPDR Series Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SST (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 17th and again on May 13th to discuss matters related to the Board’s evaluation of the Advisory Agreement and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
216

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
Board Considerations Regarding Renewal of Investment Sub-Advisory Agreements
With respect to each sub-advisory agreement, the Board considered various factors, including the nature, extent and quality of services provided by each sub-adviser with respect to the sub-advised funds under that sub-advisory agreement and the investment performance of such sub-advised funds. The Board further considered the portion of the current advisory fee that the Adviser would continue to pay to each sub-adviser under its respective sub-advisory agreement and also considered that such fees would reflect the respective responsibilities of the Adviser and sub-adviser, would continue to be paid directly by the Adviser, and would not result in increased fees payable by the sub-advised funds.
Nuveen Asset Management, LLC (“Nuveen”) Sub-Advisory Agreement
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed the performance of the SPDR Nuveen Bloomberg Short Term Municipal Bond ETF, the SDPR Nuveen Bloomberg Municipal Bond ETF and the
217

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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF, each of which is sub-advised by Nuveen (the “Nuveen Funds”). For those funds tracking an index, the Board found the tracking error to be acceptable. The Board also considered the unitary fee paid to the Adviser by each Nuveen Fund and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Nuveen Sub-Advisory Agreement between Nuveen and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the continuation of the Nuveen Sub-Advisory Agreement for the Nuveen Funds. In approving the continuance of the Nuveen Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that, with respect to each Nuveen Fund, the terms of the Nuveen Sub-Advisory Agreement are fair and reasonable and that the continuance of the Nuveen Sub-Advisory Agreement is in the best interests of each Nuveen Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Nuveen with respect to the Nuveen Funds were appropriate; (b) the performance and, more importantly for those Nuveen Funds measured against an index, the index tracking, of the Nuveen Fund had been satisfactory; (c) Nuveen’s fees for each Nuveen Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Nuveen adequately shared the economies of scale with each applicable Nuveen Fund by way of the relatively low fee structure of SST. The Independent Trustees were advised by their independent counsel throughout the process.
218

Annual Financial Statements and Other Information
June 30, 2025
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.1%
ADVERTISING — 0.0% *
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$250,000	$185,597
4.65%, 10/1/2028	200,000	201,068
4.75%, 3/30/2030 (a)	200,000	201,848
5.38%, 6/15/2033	380,000	385,442
Omnicom Group, Inc.:
2.45%, 4/30/2030 (a)	436,000	397,584
5.30%, 11/1/2034 (a)	343,000	345,909
		1,717,448
AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
2.70%, 2/1/2027	593,000	576,248
2.95%, 2/1/2030	897,000	831,788
3.20%, 3/1/2029	164,000	156,139
3.25%, 2/1/2028	429,000	416,104
3.25%, 2/1/2035 (a)	251,000	211,317
3.50%, 3/1/2039	150,000	116,917
3.55%, 3/1/2038	428,000	343,543
3.60%, 5/1/2034 (a)	305,000	268,867
3.63%, 2/1/2031	523,000	492,739
3.63%, 3/1/2048	761,000	524,626
3.65%, 3/1/2047	150,000	104,815
3.75%, 2/1/2050	400,000	282,536
3.83%, 3/1/2059	377,000	255,678
3.85%, 11/1/2048	200,000	143,462
3.90%, 5/1/2049	327,000	234,819
3.95%, 8/1/2059	300,000	204,843
5.04%, 5/1/2027	571,000	575,300
5.15%, 5/1/2030	1,523,000	1,550,993
5.71%, 5/1/2040	827,000	815,662
5.81%, 5/1/2050	1,209,000	1,159,866
5.88%, 2/15/2040	229,000	228,498
5.93%, 5/1/2060	1,399,000	1,329,120
6.30%, 5/1/2029	375,000	396,476
6.53%, 5/1/2034	340,000	369,736
6.86%, 5/1/2054	359,000	393,188
7.01%, 5/1/2064	215,000	236,169
Embraer Netherlands Finance BV 5.98%, 2/11/2035	205,000	211,429
GE Capital Funding LLC 4.55%, 5/15/2032	275,000	273,171
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	695,000	666,623
General Dynamics Corp.:
2.13%, 8/15/2026 (a)	343,000	335,749
2.85%, 6/1/2041	200,000	146,138
3.63%, 4/1/2030	296,000	288,884
3.75%, 5/15/2028	357,000	355,151
4.25%, 4/1/2040	560,000	502,891
4.25%, 4/1/2050	352,000	296,127
Security Description	Principal Amount	Value
4.95%, 8/15/2035	$90,000	$90,332
General Electric Co.:
Series MTN, 5.88%, 1/14/2038	156,000	166,443
Series MTN, 6.75%, 3/15/2032	478,000	541,239
Series GMTN, 6.88%, 1/10/2039	400,000	468,476
Hexcel Corp. 5.88%, 2/26/2035	185,000	188,262
Howmet Aerospace, Inc.:
4.85%, 10/15/2031 (a)	200,000	202,870
5.90%, 2/1/2027	234,000	239,536
5.95%, 2/1/2037	360,000	382,900
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	200,500	173,483
2.90%, 12/15/2029	570,000	535,754
3.85%, 12/15/2026	404,000	401,701
4.40%, 6/15/2028	583,000	584,553
5.35%, 6/1/2034	253,000	258,541
5.40%, 7/31/2033	500,000	514,110
5.50%, 8/15/2054	300,000	290,853
6.15%, 12/15/2040	236,000	250,132
Lockheed Martin Corp.:
2.80%, 6/15/2050 (a)	386,000	241,933
3.80%, 3/1/2045	392,500	309,062
4.07%, 12/15/2042	338,000	284,197
4.09%, 9/15/2052	160,000	125,931
4.15%, 6/15/2053	200,000	158,504
4.30%, 6/15/2062	200,000	157,152
4.45%, 5/15/2028 (a)	180,000	181,993
4.50%, 5/15/2036	300,000	288,606
4.70%, 12/15/2031	40,000	40,504
4.70%, 5/15/2046	850,000	757,018
4.75%, 2/15/2034	200,000	199,308
5.10%, 11/15/2027 (a)	125,000	128,180
5.20%, 2/15/2055	300,000	280,662
5.20%, 2/15/2064	250,000	230,162
5.25%, 1/15/2033	301,000	312,453
5.70%, 11/15/2054	305,000	307,544
5.90%, 11/15/2063	230,000	236,870
Series B, 6.15%, 9/1/2036	400,000	441,400
Northrop Grumman Corp.:
3.25%, 1/15/2028	825,000	806,091
3.85%, 4/15/2045	301,000	237,745
4.03%, 10/15/2047	379,000	302,120
4.40%, 5/1/2030 (a)	505,000	505,561
4.65%, 7/15/2030	140,000	141,268
4.75%, 6/1/2043	484,000	437,328
4.90%, 6/1/2034	500,000	498,610
4.95%, 3/15/2053	288,000	258,526
5.15%, 5/1/2040	239,000	233,720
5.20%, 6/1/2054	500,000	465,445
5.25%, 7/15/2035 (a)	90,000	91,730

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
RTX Corp.:
1.90%, 9/1/2031	$452,000	$386,781
2.25%, 7/1/2030	839,000	758,532
2.38%, 3/15/2032	1,011,000	879,904
2.82%, 9/1/2051	461,000	284,133
3.03%, 3/15/2052	560,000	358,602
3.13%, 5/4/2027	418,000	409,983
3.13%, 7/1/2050	183,000	121,120
3.50%, 3/15/2027	447,000	441,703
4.13%, 11/16/2028	139,000	138,494
4.15%, 5/15/2045	390,000	319,839
4.35%, 4/15/2047	546,000	456,036
4.45%, 11/16/2038 (a)	728,000	671,194
4.50%, 6/1/2042	540,000	478,240
4.63%, 11/16/2048	414,000	356,512
4.70%, 12/15/2041	200,000	181,294
4.80%, 12/15/2043	850,000	767,805
5.15%, 2/27/2033	255,000	260,549
5.38%, 2/27/2053	175,000	167,331
5.40%, 5/1/2035	490,000	504,190
5.75%, 11/8/2026	290,000	295,374
6.05%, 6/1/2036	300,000	323,901
6.10%, 3/15/2034 (a)	360,000	389,056
6.40%, 3/15/2054	550,000	602,244
		38,797,237
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	1,079,000	930,745
3.40%, 5/6/2030	278,000	264,125
3.40%, 2/4/2041	457,000	338,811
3.70%, 2/4/2051	907,000	627,653
3.88%, 9/16/2046	429,000	316,718
4.25%, 8/9/2042	242,000	197,053
4.45%, 5/6/2050	200,000	156,942
4.80%, 2/14/2029	594,000	600,789
5.38%, 1/31/2044	404,000	381,352
5.80%, 2/14/2039	173,000	175,235
5.95%, 2/14/2049 (a)	1,280,000	1,273,382
6.20%, 11/1/2028	480,000	506,712
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	529,000	519,478
2.90%, 3/1/2032	377,000	340,069
4.50%, 8/15/2033	130,000	127,420
4.54%, 3/26/2042	300,000	267,519
5.38%, 9/15/2035	205,000	213,102
BAT Capital Corp.:
2.26%, 3/25/2028	584,000	552,476
2.73%, 3/25/2031 (a)	395,000	355,911
3.22%, 9/6/2026	309,000	304,720
3.46%, 9/6/2029	440,000	422,818
3.56%, 8/15/2027	641,000	630,571
4.39%, 8/15/2037	907,000	811,448
4.54%, 8/15/2047	909,000	734,408
4.70%, 4/2/2027	625,000	628,019
4.76%, 9/6/2049	466,000	384,063
Security Description	Principal Amount	Value
4.91%, 4/2/2030	$225,000	$228,006
5.35%, 8/15/2032	250,000	255,727
5.63%, 8/15/2035	750,000	762,547
5.65%, 3/16/2052	100,000	93,144
5.83%, 2/20/2031	195,000	205,158
6.25%, 8/15/2055	180,000	182,110
6.42%, 8/2/2033 (a)	570,000	620,399
7.08%, 8/2/2043	100,000	110,349
7.08%, 8/2/2053	645,000	718,395
BAT International Finance PLC 4.45%, 3/16/2028	200,000	200,402
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	818,000	740,216
3.25%, 8/15/2026	182,000	179,772
4.10%, 1/7/2028	350,000	348,026
4.65%, 9/17/2034	135,000	130,903
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (b)	550,000	569,778
Philip Morris International, Inc.:
1.75%, 11/1/2030	225,000	196,106
2.10%, 5/1/2030	324,000	291,830
3.13%, 3/2/2028	113,300	110,418
3.38%, 8/15/2029	343,000	330,923
4.13%, 4/28/2028	150,000	149,696
4.13%, 3/4/2043	385,000	321,737
4.25%, 11/10/2044 (a)	449,000	380,334
4.38%, 4/30/2030	250,000	249,350
4.38%, 11/15/2041	245,000	213,226
4.63%, 11/1/2029	477,000	481,579
4.75%, 11/1/2031 (a)	180,000	181,289
4.88%, 2/13/2029	775,000	788,438
4.88%, 4/30/2035	125,000	123,319
4.88%, 11/15/2043	575,000	526,338
4.90%, 11/1/2034	250,000	248,695
5.13%, 11/17/2027	360,000	367,171
5.25%, 9/7/2028	550,000	566,379
5.25%, 2/13/2034	851,000	867,697
5.38%, 2/15/2033 (a)	1,058,000	1,092,713
5.63%, 11/17/2029 (a)	350,000	367,479
5.63%, 9/7/2033	463,000	485,131
5.75%, 11/17/2032	636,000	672,087
6.38%, 5/16/2038 (a)	574,000	636,790
Reynolds American, Inc.:
5.70%, 8/15/2035	225,000	229,576
5.85%, 8/15/2045	1,165,000	1,124,155
		28,408,927
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	239,316	224,675
Series 2019-1, Class AA, 3.15%, 8/15/2033	19,822	18,172

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2015-1, Class A, 3.38%, 11/1/2028	$99,904	$97,368
Series 2016-1, Class AA, 3.58%, 7/15/2029	105,938	102,602
Series 2017-1, Class AA, 3.65%, 8/15/2030	123,000	118,132
Delta Air Lines, Inc.:
4.38%, 4/19/2028	700,000	696,115
4.95%, 7/10/2028	165,000	165,931
5.25%, 7/10/2030	175,000	176,304
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	183,439	170,875
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	250,000	227,880
3.00%, 11/15/2026	180,000	176,259
5.13%, 6/15/2027	663,000	668,974
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	151,378	135,550
Series 2016-2, Class AA, 2.88%, 4/7/2030	190,205	179,192
Series 2018-1, Class AA, 3.50%, 9/1/2031	142,446	134,297
Series 2019-1, Class AA, 4.15%, 2/25/2033	138,235	131,595
Series 2024-1, Class AA, 5.45%, 8/15/2038	515,475	519,464
Series 2023-1, Class A, 5.80%, 7/15/2037	662,033	671,480
Series 2020-1, Class A, 5.88%, 4/15/2029	79,499	80,944
		4,695,809
APPAREL — 0.0% *
NIKE, Inc.:
2.75%, 3/27/2027 (a)	500,000	489,130
2.85%, 3/27/2030	562,000	529,421
3.25%, 3/27/2040	338,000	269,210
3.38%, 11/1/2046	200,000	144,544
3.88%, 11/1/2045	490,000	390,501
PVH Corp. 5.50%, 6/13/2030	500,000	503,555
Ralph Lauren Corp.:
2.95%, 6/15/2030	285,000	266,426
5.00%, 6/15/2032 (a)	335,000	340,149
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	240,000	213,922
5.10%, 3/11/2030	50,000	50,654
5.50%, 3/11/2035	35,000	35,131
		3,232,643
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 1.80%, 1/13/2031	$180,000	$154,519
Series MTN, 2.25%, 1/12/2029	218,000	202,228
Series GMTN, 2.30%, 9/9/2026	370,000	361,272
Series MTN, 2.35%, 1/8/2027	352,000	341,669
Series GMTN, 3.50%, 2/15/2028 (a)	200,000	195,992
Series GMTN, 4.40%, 10/5/2026	200,000	200,154
Series GMTN, 4.40%, 9/5/2029	200,000	199,152
Series GMTN, 4.45%, 10/22/2027 (a)	270,000	270,861
4.55%, 3/3/2028	250,000	251,238
4.80%, 3/5/2030 (a)	250,000	251,975
Series GMTN, 4.85%, 10/23/2031	265,000	265,596
4.90%, 3/13/2029 (a)	404,000	410,165
Series GMTN, 4.90%, 7/9/2027	177,000	179,159
Series GMTN, 4.90%, 1/10/2034 (a)	200,000	197,606
Series GMTN, 5.05%, 7/10/2031	250,000	253,310
Series GMTN, 5.13%, 7/7/2028	488,000	498,102
5.20%, 3/5/2035 (a)	250,000	248,695
5.65%, 11/15/2028 (a)	500,000	519,220
Series GMTN, 5.85%, 10/4/2030 (a)	355,000	375,231
Cummins, Inc.:
1.50%, 9/1/2030 (a)	195,000	170,077
2.60%, 9/1/2050 (a)	862,000	512,623
4.25%, 5/9/2028	65,000	65,304
4.70%, 2/15/2031	250,000	251,975
5.15%, 2/20/2034	215,000	219,397
5.30%, 5/9/2035	250,000	253,857
Ford Motor Co.:
3.25%, 2/12/2032	206,000	173,699
4.75%, 1/15/2043	323,000	248,465
5.29%, 12/8/2046	200,000	161,074
6.10%, 8/19/2032 (a)	1,295,000	1,292,889
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	186,000	181,110
2.90%, 2/16/2028	220,000	206,316
4.95%, 5/28/2027	486,000	482,890
5.13%, 11/5/2026	200,000	199,596
5.30%, 9/6/2029	200,000	196,452
5.80%, 3/5/2027	300,000	302,238
5.80%, 3/8/2029	750,000	751,740

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.88%, 11/7/2029	$1,000,000	$1,003,130
5.92%, 3/20/2028	200,000	202,004
6.05%, 3/5/2031	540,000	538,958
6.05%, 11/5/2031	340,000	338,263
6.13%, 3/8/2034	480,000	467,016
6.50%, 2/7/2035	1,000,000	999,150
6.53%, 3/19/2032	200,000	203,016
6.80%, 5/12/2028	150,000	155,046
6.80%, 11/7/2028	401,000	415,528
7.12%, 11/7/2033	295,000	306,092
7.20%, 6/10/2030	1,866,000	1,962,603
General Motors Co.:
5.00%, 10/1/2028	382,400	385,876
5.00%, 4/1/2035	281,000	265,036
5.20%, 4/1/2045	490,000	420,062
5.35%, 4/15/2028 (a)	110,000	111,686
5.40%, 10/15/2029 (a)	395,000	403,232
5.40%, 4/1/2048 (a)	200,000	174,000
5.60%, 10/15/2032 (a)	469,000	476,537
5.63%, 4/15/2030 (a)	250,000	255,600
5.95%, 4/1/2049	1,124,000	1,048,231
6.25%, 4/15/2035	250,000	257,187
6.25%, 10/2/2043	432,000	423,550
6.60%, 4/1/2036	441,000	466,265
6.80%, 10/1/2027	477,000	496,743
General Motors Financial Co., Inc.:
2.35%, 2/26/2027	377,000	363,338
2.35%, 1/8/2031	618,000	535,058
2.40%, 4/10/2028	506,000	475,706
2.70%, 8/20/2027	160,000	153,648
2.70%, 6/10/2031	347,000	303,403
3.10%, 1/12/2032	238,000	208,869
3.60%, 6/21/2030	556,000	520,121
3.85%, 1/5/2028	200,000	195,784
4.00%, 10/6/2026	187,000	185,676
4.35%, 1/17/2027	150,000	149,130
4.90%, 10/6/2029 (a)	336,000	335,580
5.00%, 4/9/2027	318,000	319,962
5.00%, 7/15/2027	215,000	216,275
5.05%, 4/4/2028	415,000	418,179
5.35%, 7/15/2027	200,000	202,938
5.35%, 1/7/2030	510,000	515,952
5.40%, 5/8/2027 (a)	348,000	353,126
5.45%, 7/15/2030	500,000	507,210
5.55%, 7/15/2029	200,000	204,272
5.60%, 6/18/2031	155,000	158,105
5.63%, 4/4/2032	355,000	358,873
5.75%, 2/8/2031	340,000	349,326
5.80%, 1/7/2029	200,000	206,014
5.85%, 4/6/2030 (a)	395,000	408,122
5.90%, 1/7/2035	350,000	351,557
5.95%, 4/4/2034 (a)	500,000	507,235
6.00%, 1/9/2028 (a)	380,000	391,563
6.10%, 1/7/2034	530,000	545,651
Security Description	Principal Amount	Value
6.15%, 7/15/2035	$235,000	$240,024
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	261,000	253,337
4.44%, 7/8/2028 (c)	500,000	500,585
4.69%, 7/8/2030 (c)	500,000	500,810
5.34%, 7/8/2035 (c)	500,000	501,345
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	418,000	496,952
PACCAR Financial Corp.:
4.00%, 9/26/2029 (a)	171,000	170,078
4.25%, 6/23/2027	300,000	301,536
Series R, 4.50%, 11/25/2026	145,000	146,037
4.55%, 3/3/2028	400,000	405,700
4.55%, 5/8/2030 (a)	500,000	506,635
Series MTN, 4.95%, 8/10/2028	200,000	205,120
Series MTN, 5.00%, 3/22/2034	275,000	279,609
Series MTN, 5.05%, 8/10/2026 (a)	200,000	202,054
Toyota Motor Corp.:
4.19%, 6/30/2027	250,000	250,475
4.45%, 6/30/2030	250,000	251,053
5.05%, 6/30/2035	500,000	504,350
5.12%, 7/13/2028 (a)	200,000	205,532
5.28%, 7/13/2026	261,000	263,511
Toyota Motor Credit Corp.:
1.90%, 9/12/2031	400,000	343,124
Series MTN, 1.90%, 4/6/2028	200,000	188,504
Series MTN, 3.05%, 3/22/2027 (a)	595,000	584,230
Series MTN, 3.20%, 1/11/2027	200,000	197,238
Series MTN, 3.38%, 4/1/2030 (a)	345,000	329,796
3.65%, 1/8/2029	341,000	334,446
Series MTN, 4.35%, 10/8/2027	455,000	456,906
4.50%, 5/14/2027	160,000	161,080
4.55%, 8/7/2026	135,000	135,482
4.55%, 8/9/2029	170,000	171,450
Series MTN, 4.55%, 9/20/2027 (a)	364,000	367,797
4.60%, 1/8/2027	114,000	114,842
Series MTN, 4.60%, 10/10/2031	100,000	100,136
4.63%, 1/12/2028 (a)	454,000	459,448
Series MTN, 4.65%, 1/5/2029	730,000	739,118
4.70%, 1/12/2033 (a)	125,000	125,380
4.80%, 5/15/2030 (a)	210,000	213,280
4.95%, 1/9/2030	100,000	102,296
Series B, 5.00%, 3/19/2027	350,000	355,085

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series MTN, 5.00%, 8/14/2026	$150,000	$151,265
5.05%, 5/16/2029	508,000	521,965
5.10%, 3/21/2031	430,000	441,722
Series MTN, 5.25%, 9/11/2028 (a)	500,000	515,950
5.35%, 1/9/2035	100,000	102,604
5.40%, 11/20/2026 (a)	500,000	508,015
5.45%, 11/10/2027	371,000	381,770
		46,549,002
AUTO PARTS & EQUIPMENT — 0.0% *
Aptiv Swiss Holdings Ltd.:
3.25%, 3/1/2032 (a)	378,000	338,314
4.15%, 5/1/2052	300,000	215,040
4.65%, 9/13/2029 (a)	200,000	199,518
5.15%, 9/13/2034 (a)	200,000	192,958
5.40%, 3/15/2049	200,000	171,422
5.75%, 9/13/2054	300,000	268,848
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	257,000	248,588
4.95%, 8/15/2029 (a)	200,000	202,724
Lear Corp.:
2.60%, 1/15/2032	144,000	124,357
3.50%, 5/30/2030 (a)	168,000	158,483
3.80%, 9/15/2027	267,000	263,043
4.25%, 5/15/2029	381,000	374,405
5.25%, 5/15/2049 (a)	345,000	296,703
Magna International, Inc.:
5.05%, 3/14/2029 (a)	485,000	494,846
5.88%, 6/1/2035	180,000	184,511
		3,733,760
BANKS — 5.4%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (d)	165,000	169,448
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	200,000	199,260
Series A, 4.36%, 6/18/2028	500,000	503,760
Series MTN, 4.42%, 12/16/2026	225,000	226,132
4.75%, 1/18/2027	430,000	434,197
4.90%, 7/16/2027 (a)	300,000	304,785
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (d)	325,000	335,985
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (a) (d)	350,000	397,453
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (d)	425,000	410,482
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (a) (d)	355,000	318,027
3.31%, 6/27/2029	293,500	281,534
Security Description	Principal Amount	Value
3.49%, 5/28/2030	$500,000	$474,935
3.80%, 2/23/2028	575,000	564,943
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (d)	495,000	491,966
4.25%, 4/11/2027	400,000	398,996
4.38%, 4/12/2028	400,000	398,836
5.29%, 8/18/2027	465,000	472,682
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (d)	405,000	412,282
5.44%, 7/15/2031	500,000	519,320
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (a) (d)	239,000	246,120
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (d)	200,000	203,220
5.57%, 1/17/2030	200,000	207,464
5.59%, 8/8/2028	600,000	619,686
6.03%, 1/17/2035 (a)	320,000	337,056
6.35%, 3/14/2034	630,000	659,289
6.61%, 11/7/2028	535,000	570,524
6.92%, 8/8/2033	695,000	752,935
6.94%, 11/7/2033	500,000	564,855
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (d)	1,637,000	1,591,344
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (d)	345,400	303,365
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (d)	609,300	531,115
SOFR + 1.22%, 2.30%, 7/21/2032 (d)	1,358,000	1,183,253
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (d)	1,443,250	1,223,313
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (d)	943,000	861,478
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (d)	680,000	660,960
SOFR + 1.21%, 2.57%, 10/20/2032 (d)	250,000	220,060
SOFR + 2.15%, 2.59%, 4/29/2031 (d)	866,000	791,914
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (d)	444,000	398,193
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	1,991,000	1,418,906
SOFR + 1.32%, 2.69%, 4/22/2032 (d)	1,528,000	1,371,991
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (d)	350,000	218,792
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (d)	958,500	896,916
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (d)	500,000	322,935
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (d)	897,000	803,093

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (d)	$1,349,000	$1,284,221
SOFR + 1.58%, 3.31%, 4/22/2042 (d)	1,068,000	819,904
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (d)	2,216,000	2,165,675
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (d)	609,000	599,591
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (a) (d)	200,000	197,666
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (d)	873,000	865,553
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (d)	200,000	182,972
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (a) (d)	200,000	156,670
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (d)	1,557,000	1,539,499
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (d)	836,500	823,676
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (d)	200,000	173,694
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (d)	1,507,000	1,197,944
Series L, 4.18%, 11/25/2027	999,000	995,314
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (d)	438,800	399,703
Series MTN, 4.25%, 10/22/2026	775,000	773,644
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (d)	642,300	640,521
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (d)	868,000	720,813
SOFR + 1.58%, 4.38%, 4/27/2028 (d)	678,000	677,858
SOFR + 1.83%, 4.57%, 4/27/2033 (d)	1,367,000	1,344,390
SOFR + 1.11%, 4.62%, 5/9/2029 (d)	675,000	679,421
Series L, 4.75%, 4/21/2045 (a)	200,000	177,414
Series MTN, 4.88%, 4/1/2044	516,000	477,981
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (d)	412,000	416,717
Security Description	Principal Amount	Value
SOFR + 0.83%, 4.98%, 1/24/2029 (d)	$1,000,000	$1,014,520
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (a) (d)	1,738,000	1,758,526
SOFR + 1.00%, 5.16%, 1/24/2031 (d)	850,000	871,267
SOFR + 1.63%, 5.20%, 4/25/2029 (d)	610,000	623,396
SOFR + 1.91%, 5.29%, 4/25/2034 (d)	965,000	984,657
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (d)	895,000	894,499
SOFR + 1.64%, 5.46%, 5/9/2036 (d)	1,000,000	1,026,030
SOFR + 1.65%, 5.47%, 1/23/2035 (d)	1,601,000	1,644,627
SOFR + 1.31%, 5.51%, 1/24/2036 (d)	375,000	385,680
SOFR + 1.74%, 5.52%, 10/25/2035 (d)	2,648,000	2,641,459
SOFR + 1.70%, 5.74%, 2/12/2036 (a) (d)	675,000	685,692
SOFR + 1.57%, 5.82%, 9/15/2029 (d)	905,000	943,372
SOFR + 1.84%, 5.87%, 9/15/2034 (d)	1,075,000	1,134,555
Series MTN, 5.88%, 2/7/2042	673,000	703,265
SOFR + 1.34%, 5.93%, 9/15/2027 (d)	460,000	468,032
6.11%, 1/29/2037	1,242,000	1,312,260
7.75%, 5/14/2038	599,000	715,260
Bank of America NA:
5.53%, 8/18/2026	840,000	851,970
6.00%, 10/15/2036 (a)	500,000	528,125
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	355,000	342,646
Series MTN, 2.65%, 3/8/2027 (a)	258,000	251,865
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (d)	440,000	381,850
SOFR + 1.25%, 4.64%, 9/10/2030 (a) (d)	400,000	403,416
Series H, 4.70%, 9/14/2027	200,000	201,906
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (d)	465,000	472,626
5.20%, 2/1/2028	750,000	767,497
5.51%, 6/4/2031 (a)	500,000	522,725
5.72%, 9/25/2028 (a)	1,050,000	1,094,530
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 1/28/2031	215,000	186,422
Series J, 1.90%, 1/25/2029	245,000	226,522
Series MTN, 2.05%, 1/26/2027 (a)	202,000	195,914

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series MTN, 2.45%, 8/17/2026	$184,000	$180,579
Series MTN, 3.25%, 5/16/2027	209,000	206,147
Series MTN, 3.30%, 8/23/2029 (a)	938,000	900,630
Series MTN, 3.40%, 1/29/2028	601,400	591,621
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (d)	295,000	291,557
Series MTN, 3.85%, 4/26/2029	250,000	247,478
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (d)	171,000	170,429
SOFR + 0.68%, 4.44%, 6/9/2028 (a) (d)	165,000	165,924
SOFR + 1.76%, 4.60%, 7/26/2030 (d)	238,000	240,528
SOFR + 1.51%, 4.71%, 2/1/2034 (d)	170,000	168,113
SOFR + 0.84%, 4.89%, 7/21/2028 (a) (d)	200,000	202,674
SOFR + 0.89%, 4.94%, 2/11/2031 (d)	1,000,000	1,020,610
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (d)	619,000	621,123
SOFR + 1.23%, 5.06%, 7/22/2032 (d)	210,000	214,673
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (d)	500,000	506,385
SOFR + 1.25%, 5.23%, 11/20/2035 (d)	500,000	508,255
SOFR + 1.35%, 5.32%, 6/6/2036 (d)	140,000	143,024
SOFR + 1.77%, 5.61%, 7/21/2039 (d)	149,000	151,673
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (d)	584,000	619,443
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (d)	602,000	662,802
Bank of Nova Scotia:
1.30%, 9/15/2026	868,000	838,566
1.95%, 2/2/2027	470,000	454,861
2.70%, 8/3/2026	976,000	960,765
SOFR + 1.00%, 4.40%, 9/8/2028 (d)	190,000	190,340
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (d)	500,000	472,520
SOFR + 1.44%, 4.74%, 11/10/2032 (d)	250,000	249,775
SOFR + 0.89%, 4.93%, 2/14/2029 (d)	350,000	354,295
SOFR + 1.07%, 5.13%, 2/14/2031 (d)	350,000	356,433
Series GMTN, 5.40%, 6/4/2027	300,000	306,888
Security Description	Principal Amount	Value
Series GMTN, 5.45%, 8/1/2029	$200,000	$207,724
5.65%, 2/1/2034 (a)	550,000	576,587
BankUnited, Inc. 5.13%, 6/11/2030 (a)	393,000	388,736
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (d)	421,000	408,143
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (d)	990,000	876,675
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (d)	413,000	306,153
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (d)	363,000	333,499
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (d)	550,000	430,645
4.34%, 1/10/2028	551,000	549,353
4.84%, 5/9/2028	731,000	732,294
SOFR + 1.34%, 4.84%, 9/10/2028 (d)	373,000	375,809
SOFR + 1.56%, 4.94%, 9/10/2030 (d)	285,000	287,095
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (d)	533,800	539,330
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (d)	413,000	414,536
SOFR + 0.96%, 5.09%, 2/25/2029 (d)	200,000	202,522
5.25%, 8/17/2045 (a)	442,000	424,011
SOFR + 1.91%, 5.34%, 9/10/2035 (d)	460,000	456,808
SOFR + 1.23%, 5.37%, 2/25/2031 (d)	210,000	214,433
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (d)	572,000	583,183
SOFR + 1.49%, 5.67%, 3/12/2028 (d)	375,000	382,178
SOFR + 1.74%, 5.69%, 3/12/2030 (d)	660,000	683,001
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (a) (d)	300,000	310,944
SOFR + 1.59%, 5.79%, 2/25/2036 (d)	250,000	255,530
SOFR + 2.42%, 6.04%, 3/12/2055 (d)	200,000	205,088
SOFR + 2.98%, 6.22%, 5/9/2034 (d)	1,413,000	1,499,914
SOFR + 1.88%, 6.50%, 9/13/2027 (d)	530,000	542,004
SOFR + 2.62%, 6.69%, 9/13/2034 (d)	440,000	480,630
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (d)	855,000	932,890
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (d)	504,000	535,036

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (d)	$477,000	$540,990
Canadian Imperial Bank of Commerce:
3.45%, 4/7/2027 (a)	300,000	296,181
3.60%, 4/7/2032 (a)	344,000	320,223
SOFR + 0.93%, 4.51%, 9/11/2027 (d)	375,000	375,623
SOFR + 1.34%, 4.63%, 9/11/2030 (a) (d)	315,000	315,113
SOFR + 0.72%, 4.86%, 1/13/2028 (d)	300,000	302,193
SOFR + 1.03%, 4.86%, 3/30/2029 (d)	505,000	510,348
5.00%, 4/28/2028	588,000	599,243
5.24%, 6/28/2027	500,000	508,870
SOFR + 1.11%, 5.25%, 1/13/2031 (d)	300,000	307,182
5.62%, 7/17/2026	150,000	151,868
5.99%, 10/3/2028 (a)	210,000	220,406
6.09%, 10/3/2033 (a)	535,000	573,279
Capital One NA:
2.70%, 2/6/2030	219,300	201,859
3.45%, 7/27/2026	346,000	342,114
4.65%, 9/13/2028	281,000	282,416
Citibank NA:
4.58%, 5/29/2027	835,000	839,417
4.84%, 8/6/2029	652,000	665,738
SOFR + 0.71%, 4.88%, 11/19/2027 (d)	1,000,000	1,006,260
4.91%, 5/29/2030	890,000	906,981
4.93%, 8/6/2026	475,000	478,277
5.49%, 12/4/2026	907,000	921,693
5.57%, 4/30/2034	596,000	620,215
5.80%, 9/29/2028	960,000	1,003,920
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (d)	526,000	459,808
SOFR + 1.17%, 2.56%, 5/1/2032 (d)	841,000	745,033
SOFR + 2.11%, 2.57%, 6/3/2031 (d)	599,000	543,179
SOFR + 1.15%, 2.67%, 1/29/2031 (d)	953,000	873,129
SOFR + 1.38%, 2.90%, 11/3/2042 (a) (d)	200,000	141,818
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	469,000	438,689
SOFR + 1.35%, 3.06%, 1/25/2033 (d)	1,991,000	1,780,093
SOFR + 1.28%, 3.07%, 2/24/2028 (d)	780,000	763,012
3.20%, 10/21/2026	1,647,000	1,624,370
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (d)	1,018,000	1,002,109
Security Description	Principal Amount	Value
SOFR + 1.94%, 3.79%, 3/17/2033 (d)	$935,000	$872,392
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (d)	300,000	258,483
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (d)	200,000	198,190
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (d)	819,000	802,423
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (a) (d)	608,000	602,005
4.13%, 7/25/2028	635,000	630,606
4.30%, 11/20/2026	414,000	413,317
SOFR + 3.91%, 4.41%, 3/31/2031 (d)	704,000	696,319
4.45%, 9/29/2027	1,136,500	1,137,227
SOFR + 1.34%, 4.54%, 9/19/2030 (d)	1,100,000	1,094,566
SOFR + 1.14%, 4.64%, 5/7/2028 (d)	1,000,000	1,002,940
4.65%, 7/23/2048	286,000	246,684
SOFR + 0.87%, 4.79%, 3/4/2029 (d)	750,000	755,400
SOFR + 2.09%, 4.91%, 5/24/2033 (d)	200,000	199,528
SOFR + 1.46%, 4.95%, 5/7/2031 (d)	1,000,000	1,011,460
SOFR + 1.36%, 5.17%, 2/13/2030 (d)	455,000	464,077
SOFR + 1.47%, 5.33%, 3/27/2036 (a) (d)	1,250,000	1,259,662
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (d)	500,000	485,995
SOFR + 1.45%, 5.45%, 6/11/2035 (d)	535,000	546,850
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (d)	355,000	360,297
SOFR + 1.75%, 5.61%, 3/4/2056 (d)	750,000	735,667
SOFR + 2.06%, 5.83%, 2/13/2035 (d)	565,000	575,955
5.88%, 1/30/2042	457,600	473,360
6.00%, 10/31/2033	267,000	280,793
SOFR + 1.83%, 6.02%, 1/24/2036 (d)	915,000	939,467
SOFR + 2.66%, 6.17%, 5/25/2034 (d)	1,284,000	1,340,624
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (d)	647,000	696,851
6.63%, 1/15/2028	150,000	158,678
6.68%, 9/13/2043	227,000	247,911
8.13%, 7/15/2039	742,000	934,007

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (d)	$250,000	$250,453
Citizens Financial Group, Inc.:
2.64%, 9/30/2032	200,000	168,308
3.25%, 4/30/2030	947,000	886,894
SOFR + 1.26%, 5.25%, 3/5/2031 (d)	215,000	217,857
SOFR + 1.91%, 5.72%, 7/23/2032 (d)	700,000	724,857
SOFR + 2.33%, 6.65%, 4/25/2035 (d)	300,000	323,481
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (d)	250,000	242,983
Comerica, Inc. 4.00%, 2/1/2029 (a)	335,000	327,302
Commonwealth Bank of Australia:
4.42%, 3/14/2028	369,000	372,450
4.58%, 11/27/2026 (a)	400,000	402,856
Cooperatieve Rabobank UA:
4.33%, 8/28/2026	265,000	265,612
4.37%, 5/27/2027	335,000	337,141
4.88%, 1/21/2028 (a)	500,000	510,505
5.04%, 3/5/2027	740,000	751,322
5.25%, 5/24/2041	540,000	531,479
5.50%, 10/5/2026 (a)	457,000	464,522
5.75%, 12/1/2043	350,000	352,755
Credit Agricole SA SOFR + 1.46%, 5.22%, 5/27/2031 (b) (d)	250,000	254,670
Deutsche Bank AG:
SOFR + 1.32%, 2.55%, 1/7/2028 (d)	579,000	562,313
SOFR + 1.72%, 3.04%, 5/28/2032 (d)	544,000	487,990
SOFR + 3.04%, 3.55%, 9/18/2031 (d)	738,300	690,008
SOFR + 2.26%, 3.74%, 1/7/2033 (d)	489,000	439,567
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (d)	302,000	298,581
SOFR + 1.70%, 5.00%, 9/11/2030 (d)	220,000	221,423
SOFR + 1.72%, 5.30%, 5/9/2031 (d)	380,000	385,955
SOFR + 1.21%, 5.37%, 1/10/2029 (a) (d)	428,000	435,601
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (d)	310,000	308,267
SOFR + 1.59%, 5.71%, 2/8/2028 (a) (d)	250,000	254,185
SOFR + 3.18%, 6.72%, 1/18/2029 (d)	526,000	552,247
Security Description	Principal Amount	Value
SOFR + 2.51%, 6.82%, 11/20/2029 (d)	$467,000	$497,869
SOFR + 3.65%, 7.08%, 2/10/2034 (d)	480,000	511,714
SOFR + 2.52%, 7.15%, 7/13/2027 (d)	700,000	717,843
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (d)	269,000	259,701
2.55%, 5/5/2027	230,000	222,780
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (d)	390,000	372,524
SOFR + 2.13%, 4.77%, 7/28/2030 (d)	510,000	512,881
SOFR + 1.49%, 4.90%, 9/6/2030 (a) (d)	230,000	232,571
SOFR + 1.84%, 5.63%, 1/29/2032 (a) (d)	245,000	254,967
SOFR + 2.34%, 6.34%, 7/27/2029 (d)	355,000	373,815
SOFR + 2.19%, 6.36%, 10/27/2028 (d)	387,000	403,467
8.25%, 3/1/2038 (a)	523,000	629,927
Fifth Third Bank NA SOFR + 0.81%, 4.97%, 1/28/2028 (d)	250,000	251,880
First Citizens BancShares, Inc.:
SOFR + 1.41%, 5.23%, 3/12/2031 (d)	250,000	251,578
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (a) (d)	250,000	249,500
First Horizon Bank 5.75%, 5/1/2030 (a)	295,000	301,853
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (d)	320,000	324,614
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	191,000	198,247
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (d)	400,000	402,288
Goldman Sachs Capital I 6.35%, 2/15/2034	425,000	441,363
Goldman Sachs Group, Inc.:
SOFR + 0.82%, 1.54%, 9/10/2027 (d)	724,000	699,116
SOFR + 0.91%, 1.95%, 10/21/2027 (d)	1,271,000	1,231,040
SOFR + 1.09%, 1.99%, 1/27/2032 (d)	979,000	847,511
SOFR + 1.25%, 2.38%, 7/21/2032 (d)	1,532,000	1,337,972
2.60%, 2/7/2030	541,500	500,573
SOFR + 1.28%, 2.62%, 4/22/2032 (d)	848,000	754,288
SOFR + 1.11%, 2.64%, 2/24/2028 (d)	1,043,000	1,013,087

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.26%, 2.65%, 10/21/2032 (d)	$1,199,000	$1,057,650
SOFR + 1.41%, 3.10%, 2/24/2033 (d)	1,463,000	1,317,066
SOFR + 1.51%, 3.21%, 4/22/2042 (d)	762,000	569,565
SOFR + 1.63%, 3.44%, 2/24/2043 (d)	853,000	650,745
3.50%, 11/16/2026	1,500,000	1,482,855
SOFR + 1.85%, 3.62%, 3/15/2028 (d)	318,000	313,729
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (d)	466,000	459,551
3.80%, 3/15/2030	567,000	553,256
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (d)	800,000	786,880
3.85%, 1/26/2027	1,128,000	1,120,634
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (d)	880,000	766,964
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (d)	1,019,500	1,013,781
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (d)	490,000	441,505
SOFR + 1.73%, 4.48%, 8/23/2028 (d)	664,000	664,803
SOFR + 1.14%, 4.69%, 10/23/2030 (d)	550,000	551,611
4.75%, 10/21/2045	730,000	647,663
Series MTN, 4.80%, 7/8/2044	805,000	723,494
SOFR + 1.32%, 4.94%, 4/23/2028 (d)	745,000	751,183
SOFR + 1.42%, 5.02%, 10/23/2035 (d)	590,000	582,879
SOFR + 1.21%, 5.05%, 7/23/2030 (d)	710,000	721,374
5.15%, 5/22/2045	670,000	602,290
SOFR + 1.08%, 5.21%, 1/28/2031 (d)	405,000	414,372
SOFR + 1.58%, 5.22%, 4/23/2031 (a) (d)	1,305,000	1,338,173
SOFR + 1.55%, 5.33%, 7/23/2035 (d)	970,000	981,524
SOFR + 1.38%, 5.54%, 1/28/2036 (a) (d)	525,000	538,440
SOFR + 1.58%, 5.56%, 11/19/2045 (d)	900,000	886,275
SOFR + 1.70%, 5.73%, 1/28/2056 (d)	920,000	921,086
5.95%, 1/15/2027	321,000	329,879
6.13%, 2/15/2033	334,000	365,156
6.25%, 2/1/2041	949,000	1,015,012
Security Description	Principal Amount	Value
6.45%, 5/1/2036	$200,000	$213,736
SOFR + 1.77%, 6.48%, 10/24/2029 (d)	770,000	817,001
SOFR + 1.95%, 6.56%, 10/24/2034 (a) (d)	570,000	630,619
6.75%, 10/1/2037	2,061,000	2,261,515
HSBC Bank USA NA 5.63%, 8/15/2035	236,000	242,240
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (d)	649,000	614,811
SOFR + 1.29%, 2.21%, 8/17/2029 (a) (d)	486,000	452,587
SOFR + 1.19%, 2.80%, 5/24/2032 (d)	220,000	195,362
SOFR + 2.39%, 2.85%, 6/4/2031 (a) (d)	654,300	597,821
SOFR + 1.41%, 2.87%, 11/22/2032 (d)	602,000	532,252
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (d)	892,000	868,308
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (d)	1,536,000	1,523,343
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (d)	1,072,000	1,073,490
SOFR + 2.11%, 4.76%, 6/9/2028 (d)	502,000	503,687
SOFR + 1.03%, 4.90%, 3/3/2029 (d)	405,000	408,325
4.95%, 3/31/2030	878,000	892,513
SOFR + 1.29%, 5.13%, 3/3/2031 (a) (d)	500,000	506,360
SOFR + 2.61%, 5.21%, 8/11/2028 (d)	685,000	694,652
SOFR + 1.57%, 5.24%, 5/13/2031 (d)	555,000	565,279
5.25%, 3/14/2044 (a)	500,000	473,785
SOFR + 1.29%, 5.29%, 11/19/2030 (d)	850,000	868,224
SOFR + 2.87%, 5.40%, 8/11/2033 (d)	448,000	459,621
SOFR + 1.56%, 5.45%, 3/3/2036 (d)	455,000	457,462
SOFR + 1.46%, 5.55%, 3/4/2030 (d)	850,000	875,066
SOFR + 1.06%, 5.60%, 5/17/2028 (d)	600,000	611,472
SOFR + 1.78%, 5.72%, 3/4/2035 (a) (d)	600,000	622,284
SOFR + 1.52%, 5.73%, 5/17/2032 (d)	935,000	972,017
SOFR + 1.88%, 5.79%, 5/13/2036 (d)	500,000	514,570

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.90%, 5.87%, 11/18/2035 (d)	$650,000	$657,306
SOFR + 1.57%, 5.89%, 8/14/2027 (d)	200,000	202,810
6.10%, 1/14/2042 (a)	300,000	317,157
SOFR + 1.97%, 6.16%, 3/9/2029 (d)	366,000	380,538
SOFR + 2.39%, 6.25%, 3/9/2034 (d)	1,000,000	1,069,180
SOFR + 2.65%, 6.33%, 3/9/2044 (d)	600,000	644,874
6.50%, 5/2/2036	200,000	216,612
6.50%, 9/15/2037	1,441,000	1,538,369
SOFR + 2.98%, 6.55%, 6/20/2034 (a) (d)	626,000	664,173
6.80%, 6/1/2038 (a)	150,000	162,251
SOFR + 3.35%, 7.39%, 11/3/2028 (d)	833,000	884,288
SOFR + 3.02%, 7.40%, 11/13/2034 (d)	623,000	696,969
7.63%, 5/17/2032	100,000	109,844
SOFR + 4.25%, 8.11%, 11/3/2033 (a) (d)	580,000	669,958
HSBC USA, Inc.:
4.65%, 6/3/2028	465,000	468,753
5.29%, 3/4/2027 (a)	860,000	874,190
Huntington Bancshares, Inc.:
SOFR + 1.28%, 5.27%, 1/15/2031 (d)	273,000	279,623
SOFR + 1.87%, 5.71%, 2/2/2035 (d)	374,000	382,127
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (d)	385,000	392,923
SOFR + 2.02%, 6.21%, 8/21/2029 (d)	200,000	209,810
Huntington National Bank:
SOFR + 0.72%, 4.87%, 4/12/2028 (d)	500,000	503,490
5.65%, 1/10/2030 (a)	820,000	852,554
ING Groep NV:
3.95%, 3/29/2027	860,000	855,992
SOFR + 1.83%, 4.02%, 3/28/2028 (d)	888,000	882,370
4.05%, 4/9/2029	193,000	190,543
SOFR + 2.07%, 4.25%, 3/28/2033 (d)	200,000	192,294
4.55%, 10/2/2028 (a)	300,000	301,329
SOFR + 1.01%, 4.86%, 3/25/2029 (a) (d)	240,000	242,491
SOFR + 1.23%, 5.07%, 3/25/2031 (a) (d)	500,000	508,685
SOFR + 1.61%, 5.53%, 3/25/2036 (d)	425,000	432,535
SOFR + 1.77%, 5.55%, 3/19/2035 (d)	500,000	512,150
SOFR + 2.09%, 6.11%, 9/11/2034 (d)	420,000	446,284
Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
SOFR + 0.77%, 1.47%, 9/22/2027 (d)	$1,355,000	$1,307,250
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (d)	475,000	411,611
SOFR + 1.07%, 1.95%, 2/4/2032 (d)	1,006,000	872,735
SOFR + 1.02%, 2.07%, 6/1/2029 (d)	417,000	391,350
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	419,000	402,483
SOFR + 2.04%, 2.52%, 4/22/2031 (d)	837,000	764,968
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (d)	200,000	140,242
SOFR + 1.18%, 2.55%, 11/8/2032 (d)	746,000	656,696
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (d)	1,078,000	962,762
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (d)	1,115,000	1,039,381
2.95%, 10/1/2026	948,000	934,207
SOFR + 1.17%, 2.95%, 2/24/2028 (d)	622,000	607,856
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (d)	331,000	305,966
SOFR + 1.26%, 2.96%, 1/25/2033 (d)	2,190,000	1,967,715
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (d)	490,000	374,801
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	1,541,000	1,036,523
SOFR + 1.46%, 3.16%, 4/22/2042 (d)	447,000	337,364
SOFR + 1.58%, 3.33%, 4/22/2052 (a) (d)	666,000	466,506
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (d)	1,200,000	1,175,364
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (d)	782,000	770,559
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (d)	1,142,000	1,111,806
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (d)	703,000	696,856
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (d)	700,000	617,512

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (a) (d)	$353,000	$278,633
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (d)	1,029,000	823,066
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (d)	757,000	750,073
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (d)	302,000	244,662
4.13%, 12/15/2026 (a)	903,000	902,106
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (d)	803,000	799,780
4.25%, 10/1/2027	200,000	200,876
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (d)	200,000	168,400
SOFR + 1.56%, 4.32%, 4/26/2028 (d)	305,000	304,793
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (d)	738,000	739,469
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (d)	847,000	845,408
SOFR + 0.86%, 4.51%, 10/22/2028 (d)	990,000	992,950
SOFR + 1.75%, 4.57%, 6/14/2030 (d)	683,000	685,773
SOFR + 1.80%, 4.59%, 4/26/2033 (d)	715,000	707,793
SOFR + 1.04%, 4.60%, 10/22/2030 (d)	560,000	561,960
4.85%, 2/1/2044	320,000	297,738
SOFR + 1.99%, 4.85%, 7/25/2028 (d)	1,043,000	1,053,795
SOFR + 2.08%, 4.91%, 7/25/2033 (d)	1,994,000	2,005,485
SOFR + 0.80%, 4.92%, 1/24/2029 (d)	785,000	795,448
SOFR + 1.34%, 4.95%, 10/22/2035 (d)	680,000	672,982
SOFR + 0.93%, 4.98%, 7/22/2028 (d)	519,000	525,617
SOFR + 1.13%, 5.00%, 7/22/2030 (d)	600,000	610,878
SOFR + 1.31%, 5.01%, 1/23/2030 (d)	400,000	407,380
SOFR + 1.19%, 5.04%, 1/23/2028 (d)	635,000	641,814
SOFR + 1.44%, 5.10%, 4/22/2031 (a) (d)	1,415,000	1,450,035
SOFR + 1.01%, 5.14%, 1/24/2031 (d)	250,000	256,463
Security Description	Principal Amount	Value
SOFR + 1.46%, 5.29%, 7/22/2035 (d)	$1,145,000	$1,165,679
SOFR + 1.45%, 5.30%, 7/24/2029 (d)	743,000	762,860
SOFR + 1.62%, 5.34%, 1/23/2035 (d)	295,000	301,747
SOFR + 1.85%, 5.35%, 6/1/2034 (d)	1,330,000	1,369,740
5.40%, 1/6/2042	833,000	834,774
5.50%, 10/15/2040	480,000	489,451
SOFR + 1.32%, 5.50%, 1/24/2036 (d)	534,000	550,239
SOFR + 1.55%, 5.53%, 11/29/2045 (d)	745,000	747,339
SOFR + 0.93%, 5.57%, 4/22/2028 (d)	315,000	321,442
SOFR + 1.68%, 5.57%, 4/22/2036 (d)	310,000	321,579
SOFR + 1.16%, 5.58%, 4/22/2030 (d)	1,115,000	1,158,028
5.60%, 7/15/2041	400,000	410,548
SOFR + 2.58%, 5.72%, 9/14/2033 (d)	1,295,000	1,349,312
SOFR + 1.49%, 5.77%, 4/22/2035 (d)	240,000	252,043
SOFR + 1.33%, 6.07%, 10/22/2027 (d)	200,000	204,286
SOFR + 1.57%, 6.09%, 10/23/2029 (d)	617,000	648,547
SOFR + 1.81%, 6.25%, 10/23/2034 (d)	872,000	948,326
6.40%, 5/15/2038	812,000	902,010
7.63%, 10/15/2026	673,000	702,370
8.00%, 4/29/2027	802,000	856,007
8.75%, 9/1/2030	350,000	413,518
JPMorgan Chase Bank NA 5.11%, 12/8/2026	1,000,000	1,012,790
KeyBank NA:
3.90%, 4/13/2029	216,000	208,526
4.90%, 8/8/2032 (a)	315,000	303,877
5.00%, 1/26/2033	489,000	482,154
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	302,000	291,264
Series MTN, 2.55%, 10/1/2029 (a)	474,500	438,006
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (d)	404,000	393,759
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (a) (d)	500,000	505,820
SOFR + 2.42%, 6.40%, 3/6/2035 (a) (d)	200,000	213,342
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	1,860,000	1,794,491
3.00%, 5/20/2027	1,332,000	1,312,833

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.75%, 2/15/2028 (a)	$1,183,000	$1,183,840
3.88%, 6/15/2028	639,000	641,773
4.00%, 3/15/2029 (a)	610,000	614,721
4.13%, 7/15/2033 (a)	200,000	199,386
4.38%, 3/1/2027	925,000	933,223
4.38%, 2/28/2034	2,365,000	2,391,606
4.63%, 8/7/2026	1,045,000	1,052,284
4.75%, 10/29/2030	915,000	953,311
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	207,000	202,179
3.88%, 9/28/2027	205,000	205,504
Series 44, 3.88%, 6/14/2028	360,000	361,332
Series MTN, 5.00%, 10/24/2033	685,000	721,278
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (d)	650,000	463,567
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (d)	915,000	895,474
3.75%, 1/11/2027	564,000	559,054
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (d)	677,000	668,598
4.34%, 1/9/2048	200,000	159,008
4.38%, 3/22/2028	339,000	338,563
4.55%, 8/16/2028	354,000	355,168
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (d)	435,000	438,924
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (d)	355,000	352,448
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (a) (d)	200,000	202,628
5.30%, 12/1/2045 (a)	254,000	236,362
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (a) (d)	230,000	233,800
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (d)	652,000	669,135
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (d)	487,000	505,891
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (d)	579,000	587,708
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (a) (d)	210,000	215,752
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (d)	200,000	228,684
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (d)	288,000	283,959
SOFR + 1.40%, 5.18%, 7/8/2031 (d)	180,000	183,022
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (d)	125,000	124,411
SOFR + 2.26%, 6.08%, 3/13/2032 (d)	305,000	321,937
Security Description	Principal Amount	Value
SOFR + 2.80%, 7.41%, 10/30/2029 (a) (d)	$488,000	$529,509
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	150,000	146,442
SOFR + 0.95%, 4.76%, 7/6/2028 (d)	250,000	251,648
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (d)	633,000	614,118
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (d)	430,000	415,088
2.05%, 7/17/2030	260,000	230,805
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (d)	682,000	593,967
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (d)	354,000	342,906
2.56%, 2/25/2030	440,000	403,674
2.76%, 9/13/2026 (a)	402,000	394,852
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (a) (d)	942,000	832,916
3.20%, 7/18/2029	924,000	880,646
3.68%, 2/22/2027	300,000	297,288
3.74%, 3/7/2029	342,000	335,437
3.75%, 7/18/2039	632,000	543,665
3.96%, 3/2/2028 (a)	215,000	213,716
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (d)	503,000	509,192
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (d)	560,000	566,854
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (d)	500,000	511,695
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (d)	745,000	762,604
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (d)	563,000	575,245
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (a) (d)	537,000	550,511
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (a) (d)	500,000	510,210
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (d)	770,000	791,267
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (d)	500,000	514,665
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (d)	959,000	931,266
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (d)	572,500	501,115
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (d)	238,300	212,023
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (d)	184,800	160,029
2.56%, 9/13/2031	64,300	56,098

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (d)	$189,000	$171,767
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (d)	405,000	383,304
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (a) (d)	347,000	344,994
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (c) (d)	280,000	280,003
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (d)	250,000	254,635
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (c) (d)	500,000	501,160
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (a) (d)	210,000	216,044
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (d)	825,000	847,902
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (d)	500,000	505,530
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (d)	255,000	261,620
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (d)	362,000	372,100
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (d)	419,000	433,707
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (d)	200,000	207,348
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (d)	590,000	612,939
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (d)	484,000	502,494
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (d)	1,029,000	998,346
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (d)	798,300	691,392
SOFR + 1.00%, 2.48%, 1/21/2028 (d)	570,000	553,453
SOFR + 1.36%, 2.48%, 9/16/2036 (d)	1,338,000	1,136,725
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (d)	1,056,000	925,172
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	1,110,000	1,023,043
SOFR + 1.29%, 2.94%, 1/21/2033 (d)	1,060,000	945,986
Series MTN, 3.13%, 7/27/2026 (a)	1,404,000	1,386,492
SOFR + 1.49%, 3.22%, 4/22/2042 (d)	200,000	151,994
3.59%, 7/22/2028 (d)	1,460,000	1,434,304
3.63%, 1/20/2027	2,241,000	2,222,355
Security Description	Principal Amount	Value
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (d)	$1,278,000	$1,258,408
3.95%, 4/23/2027	900,000	894,276
3.97%, 7/22/2038 (d)	900,000	783,693
SOFR + 1.61%, 4.21%, 4/20/2028 (a) (d)	202,000	201,503
4.30%, 1/27/2045	695,000	592,230
Series GMTN, 4.35%, 9/8/2026	623,000	622,128
Series MTN, 4.38%, 1/22/2047	314,000	267,842
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (d)	889,300	887,263
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (d)	633,000	585,823
SOFR + 1.10%, 4.65%, 10/18/2030 (d)	1,085,000	1,087,246
SOFR + 2.08%, 4.89%, 7/20/2033 (d)	293,000	293,343
SOFR + 1.38%, 4.99%, 4/12/2029 (d)	625,000	634,169
SOFR + 1.22%, 5.04%, 7/19/2030 (d)	720,000	732,334
SOFR + 1.73%, 5.12%, 2/1/2029 (d)	860,000	875,016
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (d)	669,000	682,153
SOFR + 1.45%, 5.17%, 1/16/2030 (d)	430,000	439,060
SOFR + 1.51%, 5.19%, 4/17/2031 (d)	400,000	410,168
SOFR + 1.11%, 5.23%, 1/15/2031 (d)	500,000	512,705
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (d)	1,115,000	1,134,490
SOFR + 2.62%, 5.30%, 4/20/2037 (d)	158,000	157,232
SOFR + 1.56%, 5.32%, 7/19/2035 (d)	465,000	470,626
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (d)	711,000	728,604
SOFR + 1.63%, 5.45%, 7/20/2029 (a) (d)	817,000	840,121
SOFR + 1.73%, 5.47%, 1/18/2035 (d)	546,000	558,405
SOFR + 1.71%, 5.52%, 11/19/2055 (d)	630,000	615,882
SOFR + 1.42%, 5.59%, 1/18/2036 (d)	470,000	483,263
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (a) (d)	185,000	189,109
SOFR + 1.26%, 5.66%, 4/18/2030 (d)	400,000	415,720

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.76%, 5.66%, 4/17/2036 (d)	$1,400,000	$1,451,268
SOFR + 1.58%, 5.83%, 4/19/2035 (d)	455,000	476,967
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (d)	535,000	549,242
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (d)	702,000	722,007
Series MTN, 6.25%, 8/9/2026	483,000	492,699
SOFR + 2.24%, 6.30%, 10/18/2028 (d)	860,000	895,965
SOFR + 2.56%, 6.34%, 10/18/2033 (a) (d)	2,413,000	2,620,108
SOFR + 1.83%, 6.41%, 11/1/2029 (d)	645,000	683,229
SOFR + 2.05%, 6.63%, 11/1/2034 (d)	1,177,000	1,297,607
7.25%, 4/1/2032	400,000	460,560
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (d)	574,000	574,827
SOFR + 1.08%, 4.95%, 1/14/2028 (d)	590,000	594,962
SOFR + 0.93%, 4.97%, 7/14/2028 (d)	450,000	455,463
SOFR + 0.91%, 5.02%, 1/12/2029 (d)	970,000	985,025
SOFR + 0.87%, 5.50%, 5/26/2028 (d)	415,000	423,798
5.88%, 10/30/2026	690,000	704,738
National Australia Bank Ltd.:
2.50%, 7/12/2026	234,000	230,076
4.31%, 6/13/2028	370,000	372,412
4.50%, 10/26/2027	355,000	358,419
4.53%, 6/13/2030	500,000	505,665
4.79%, 1/10/2029 (a)	250,000	255,258
4.90%, 6/13/2028	565,000	578,978
4.90%, 1/14/2030	400,000	411,068
5.09%, 6/11/2027 (a)	300,000	305,568
National Bank of Canada:
SOFR + 0.80%, 4.95%, 2/1/2028 (d)	460,000	463,496
5.60%, 12/18/2028 (a)	325,000	337,431
SOFR + 1.04%, 5.60%, 7/2/2027 (d)	250,000	252,748
NatWest Group PLC:
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (d)	455,000	410,142
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (d)	439,000	435,369
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (d)	835,000	843,074
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (d)	350,000	354,067
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (d)	$631,000	$640,080
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (a) (d)	200,000	203,382
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (a) (d)	645,000	656,455
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (d)	620,000	643,616
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	279,000	250,481
3.15%, 5/3/2029	200,000	192,938
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (d)	446,000	433,079
3.65%, 8/3/2028	166,000	163,850
4.00%, 5/10/2027	551,000	550,471
6.13%, 11/2/2032 (a)	448,000	483,741
Oesterreichische Kontrollbank AG:
Series MTN, 4.13%, 1/18/2029	205,000	207,068
5.00%, 10/23/2026 (a)	502,000	508,636
PNC Bank NA:
3.25%, 1/22/2028	229,000	223,536
4.05%, 7/26/2028	416,000	412,801
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030	856,300	793,824
3.15%, 5/19/2027	1,316,000	1,292,154
3.45%, 4/23/2029 (a)	606,000	589,796
SOFR + 1.85%, 4.63%, 6/6/2033 (d)	229,000	222,455
SOFR + 1.26%, 4.81%, 10/21/2032 (d)	235,000	235,576
SOFR + 1.33%, 4.90%, 5/13/2031 (a) (d)	375,000	379,976
SOFR + 1.93%, 5.07%, 1/24/2034 (d)	589,000	591,374
SOFR + 1.07%, 5.22%, 1/29/2031 (a) (d)	195,000	200,168
SOFR + 1.62%, 5.35%, 12/2/2028 (d)	276,000	282,494
SOFR + 1.60%, 5.40%, 7/23/2035 (d)	120,000	122,168
SOFR + 1.20%, 5.49%, 5/14/2030 (a) (d)	550,000	569,690
SOFR + 1.39%, 5.58%, 1/29/2036 (d)	135,000	139,172
SOFR + 1.84%, 5.58%, 6/12/2029 (d)	920,000	952,945
SOFR + 1.90%, 5.68%, 1/22/2035 (d)	1,130,000	1,173,528
SOFR + 1.95%, 5.94%, 8/18/2034 (d)	308,000	326,083
SOFR + 2.14%, 6.04%, 10/28/2033 (d)	504,000	535,802

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.73%, 6.62%, 10/20/2027 (d)	$416,000	$427,756
SOFR + 2.28%, 6.88%, 10/20/2034 (d)	507,000	566,567
Regions Financial Corp.:
1.80%, 8/12/2028	376,500	347,931
SOFR + 2.06%, 5.50%, 9/6/2035 (a) (d)	115,000	115,240
SOFR + 1.49%, 5.72%, 6/6/2030 (a) (d)	350,000	361,515
7.38%, 12/10/2037	300,000	334,056
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	300,000	290,880
Series GMTN, 1.40%, 11/2/2026	531,000	512,718
Series GMTN, 2.30%, 11/3/2031	195,000	171,074
3.63%, 5/4/2027 (a)	315,000	312,080
3.88%, 5/4/2032	100,000	95,652
Series GMTN, 4.24%, 8/3/2027	330,000	330,485
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (d)	352,000	352,609
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (a) (d)	320,000	321,366
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (d)	346,000	346,692
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (d)	415,000	417,739
Series GMTN, 4.90%, 1/12/2028 (a)	345,000	351,207
Series GMTN, 4.95%, 2/1/2029 (a)	630,000	644,862
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (d)	415,000	420,980
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (d)	780,000	790,717
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (a) (d)	500,000	507,375
Series GMTN, 5.00%, 2/1/2033	250,000	253,893
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (d)	410,000	412,985
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (d)	500,000	510,210
Series GMTN, 5.20%, 7/20/2026	700,000	707,301
Security Description	Principal Amount	Value
Series GMTN, 5.20%, 8/1/2028	$529,000	$544,494
Series MTN, 6.00%, 11/1/2027	819,000	851,244
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (d)	319,000	308,792
3.24%, 10/5/2026	499,000	491,325
SOFR + 1.94%, 5.35%, 9/6/2030 (a) (d)	500,000	508,935
SOFR + 1.61%, 5.47%, 3/20/2029 (d)	155,000	157,537
SOFR + 1.88%, 5.74%, 3/20/2031 (a) (d)	455,000	467,144
SOFR + 2.36%, 6.50%, 3/9/2029 (d)	555,000	578,604
SOFR + 2.70%, 6.57%, 6/12/2029 (a) (d)	250,000	262,073
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (d)	687,000	665,978
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (d)	200,000	196,110
SOFR + 1.55%, 4.86%, 9/11/2030 (d)	725,000	723,804
SOFR + 1.52%, 5.69%, 4/15/2031 (d)	500,000	515,665
Sumitomo Mitsui Financial Group, Inc.:
Zero Coupon, 7/8/2033 (d)	500,000	498,650
1.40%, 9/17/2026	1,040,000	1,004,286
1.90%, 9/17/2028	615,000	570,572
2.13%, 7/8/2030	826,000	736,858
2.14%, 9/23/2030	300	265
2.17%, 1/14/2027	184,000	178,250
2.63%, 7/14/2026	931,000	914,754
2.72%, 9/27/2029 (a)	350,000	327,663
2.75%, 1/15/2030	367,000	340,851
3.01%, 10/19/2026	507,000	498,655
3.04%, 7/16/2029	944,000	894,251
3.36%, 7/12/2027	134,000	131,818
SOFR + 1.19%, 5.10%, 7/8/2031 (d)	500,000	499,150
5.24%, 4/15/2030	560,000	577,046
SOFR + 1.50%, 5.25%, 7/8/2036 (d)	550,000	548,740
5.32%, 7/9/2029 (a)	1,105,000	1,138,316
5.42%, 7/9/2031	250,000	259,280
5.45%, 1/15/2032 (a)	900,000	931,986
5.52%, 1/13/2028	503,000	517,587
5.56%, 7/9/2034	330,000	340,751
5.63%, 1/15/2035 (a)	500,000	517,495
5.71%, 1/13/2030 (a)	562,000	589,723
5.77%, 1/13/2033 (a)	360,000	377,946

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.78%, 5.80%, 7/8/2046 (d)	$750,000	$747,172
5.81%, 9/14/2033 (a)	200,000	212,076
5.88%, 7/13/2026	466,000	472,999
SVB Financial Group Zero Coupon, 4/29/2028 (e) (f)	500	409
Synchrony Bank 5.63%, 8/23/2027 (a)	145,000	147,893
Synovus Financial Corp. SOFR + 2.35%, 6.17%, 11/1/2030 (d)	190,000	194,779
Toronto-Dominion Bank:
Series MTN, 1.25%, 9/10/2026	593,000	572,476
1.95%, 1/12/2027	524,000	506,640
Series GMTN, 2.45%, 1/12/2032	503,000	438,762
Series MTN, 2.80%, 3/10/2027	400,000	390,724
Series MTN, 3.20%, 3/10/2032	417,000	379,366
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (d)	443,000	437,928
4.46%, 6/8/2032 (a)	490,000	480,817
4.57%, 12/17/2026	500,000	502,020
Series MTN, 4.57%, 6/2/2028	500,000	503,485
Series MTN, 4.69%, 9/15/2027	552,000	557,211
4.78%, 12/17/2029 (a)	340,000	343,890
Series MTN, 4.81%, 6/3/2030 (a)	500,000	504,885
4.86%, 1/31/2028	555,000	562,476
Series GMTN, 4.98%, 4/5/2027	524,000	530,754
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (d)	200,000	200,536
5.16%, 1/10/2028	390,000	398,147
5.26%, 12/11/2026	130,000	131,807
5.30%, 1/30/2032	500,000	513,535
Series MTN, 5.52%, 7/17/2028	669,000	692,141
Truist Bank:
2.25%, 3/11/2030	350,000	314,986
3.80%, 10/30/2026	400,000	396,240
Truist Financial Corp.:
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (d)	301,000	280,062
Series MTN, 1.95%, 6/5/2030	250,000	221,270
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (d)	299,000	302,391
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (d)	490,000	477,730
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (d)	415,000	421,308
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (d)	$552,000	$551,752
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (a) (d)	500,000	509,210
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (d)	213,000	219,356
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (d)	256,000	265,262
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (d)	1,457,000	1,521,327
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (d)	570,000	616,677
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	319,000	275,862
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (d)	362,000	349,833
Series V, 2.38%, 7/22/2026	293,000	287,568
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (d)	265,000	224,701
Series DMTN, 3.00%, 7/30/2029	514,000	486,547
Series X, 3.15%, 4/27/2027	400,000	392,984
Series MTN, 3.90%, 4/26/2028	130,000	129,180
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (d)	572,000	573,413
SOFR + 1.23%, 4.65%, 2/1/2029 (d)	899,000	904,897
SOFR + 1.60%, 4.84%, 2/1/2034 (d)	339,000	334,973
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (d)	144,000	142,206
SOFR + 1.06%, 5.05%, 2/12/2031 (d)	290,000	295,264
SOFR + 1.30%, 5.08%, 5/15/2031 (d)	125,000	127,528
SOFR + 1.25%, 5.10%, 7/23/2030 (d)	835,000	852,284
SOFR + 1.56%, 5.38%, 1/23/2030 (d)	500,000	514,935
SOFR + 1.41%, 5.42%, 2/12/2036 (a) (d)	190,000	193,732
SOFR + 1.86%, 5.68%, 1/23/2035 (d)	450,000	467,334
SOFR + 2.02%, 5.78%, 6/12/2029 (d)	1,000,000	1,037,870
SOFR + 2.26%, 5.84%, 6/12/2034 (d)	396,000	415,871
SOFR + 1.88%, 6.79%, 10/26/2027 (d)	425,000	437,635
U.S. Bank NA:
SOFR + 0.69%, 4.51%, 10/22/2027 (d)	600,000	600,684
SOFR + 0.91%, 4.73%, 5/15/2028 (d)	250,000	251,340

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
UBS AG:
1.25%, 8/7/2026	$740,000	$716,046
5.00%, 7/9/2027	540,000	548,294
5.65%, 9/11/2028	770,000	801,924
7.50%, 2/15/2028	805,000	868,176
UBS Group AG 4.88%, 5/15/2045	600,000	539,376
Wachovia Corp. 5.50%, 8/1/2035	1,055,000	1,071,458
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (d)	1,101,000	1,061,023
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (d)	965,000	883,573
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (d)	600,000	560,592
3.00%, 10/23/2026	1,298,000	1,275,765
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	1,028,700	777,697
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (d)	1,216,000	1,110,962
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (d)	1,315,000	1,295,091
3.90%, 5/1/2045	785,000	624,397
Series MTN, 4.15%, 1/24/2029	807,000	804,466
Series GMTN, 4.30%, 7/22/2027	704,000	704,056
Series MTN, 4.40%, 6/14/2046	543,000	443,495
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (d)	464,500	462,164
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (d)	574,000	488,933
Series MTN, 4.65%, 11/4/2044	351,000	300,024
Series GMTN, 4.90%, 11/17/2045	589,000	517,684
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (d)	520,000	523,786
SOFR + 1.37%, 4.97%, 4/23/2029 (d)	1,470,000	1,490,845
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (d)	1,889,000	1,720,615
SOFR + 1.50%, 5.15%, 4/23/2031 (d)	1,625,000	1,664,487
SOFR + 1.50%, 5.20%, 1/23/2030 (a) (d)	510,000	522,194
SOFR + 1.38%, 5.21%, 12/3/2035 (d)	785,000	788,218
SOFR + 1.11%, 5.24%, 1/24/2031 (d)	435,000	446,236
Security Description	Principal Amount	Value
5.38%, 11/2/2043	$1,512,000	$1,433,966
SOFR + 2.02%, 5.39%, 4/24/2034 (d)	1,586,000	1,624,032
SOFR + 1.78%, 5.50%, 1/23/2035 (d)	1,045,000	1,071,992
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (a) (d)	1,150,000	1,187,582
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (d)	790,000	815,620
5.61%, 1/15/2044	1,634,300	1,583,326
SOFR + 1.74%, 5.61%, 4/23/2036 (a) (d)	1,500,000	1,548,330
5.95%, 12/1/2086	300,000	307,464
SOFR + 1.79%, 6.30%, 10/23/2029 (d)	925,000	977,771
SOFR + 2.06%, 6.49%, 10/23/2034 (d)	1,045,000	1,142,321
Series B, 7.95%, 11/15/2029	745,000	835,815
Wells Fargo Bank NA:
5.25%, 12/11/2026	238,000	241,491
5.45%, 8/7/2026	941,000	953,148
5.85%, 2/1/2037	604,000	627,097
5.95%, 8/26/2036	350,000	366,051
6.60%, 1/15/2038	518,000	573,281
Westpac Banking Corp.:
2.15%, 6/3/2031	310,000	275,162
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (d)	1,050,000	926,593
2.70%, 8/19/2026	400,000	393,812
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (d)	574,000	503,283
3.40%, 1/25/2028 (a)	712,000	701,299
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (d)	342,000	330,471
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (d)	556,000	552,469
4.35%, 7/1/2030 (c)	500,000	501,030
4.42%, 7/24/2039 (a)	250,000	225,898
Series GMTN, 4.60%, 10/20/2026	425,000	427,716
5.05%, 4/16/2029	250,000	257,748
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (a) (d)	169,000	170,501
5.46%, 11/18/2027	300,000	309,459
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (d)	450,000	451,804
6.82%, 11/17/2033	270,000	296,746
Zions Bancorp NA:
3.25%, 10/29/2029	237,000	218,313
SOFR + 2.83%, 6.82%, 11/19/2035 (a) (d)	300,000	311,820
		472,759,209

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
BEVERAGES — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	$1,864,000	$1,818,723
4.90%, 2/1/2046	3,797,000	3,478,052
Anheuser-Busch InBev Finance, Inc. 4.70%, 2/1/2036	373,000	363,574
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	485,000	468,001
4.38%, 4/15/2038	474,000	441,962
4.44%, 10/6/2048	638,000	541,624
4.60%, 4/15/2048	500	443
4.75%, 1/23/2029	1,266,000	1,288,358
4.90%, 1/23/2031 (a)	473,000	486,542
4.95%, 1/15/2042	425,000	401,115
5.45%, 1/23/2039	312,000	317,198
5.55%, 1/23/2049	1,210,000	1,202,522
5.80%, 1/23/2059	330,000	338,029
8.00%, 11/15/2039	300,000	379,251
8.20%, 1/15/2039	280,000	357,171
Brown-Forman Corp. 4.75%, 4/15/2033	250,000	250,572
Coca-Cola Co.:
1.00%, 3/15/2028	632,511	587,052
1.38%, 3/15/2031	342,000	293,747
1.45%, 6/1/2027	758,000	723,678
1.65%, 6/1/2030	776,000	688,483
2.00%, 3/5/2031	387,000	344,124
2.13%, 9/6/2029 (a)	496,000	460,556
2.25%, 1/5/2032 (a)	300,000	265,386
2.50%, 6/1/2040	478,000	348,338
2.50%, 3/15/2051 (a)	506,000	303,423
2.60%, 6/1/2050	506,000	311,893
2.88%, 5/5/2041	443,000	332,374
3.38%, 3/25/2027	836,000	829,070
3.45%, 3/25/2030	734,000	712,890
4.20%, 3/25/2050	200,000	167,082
4.65%, 8/14/2034 (a)	243,000	244,261
5.20%, 1/14/2055	175,000	167,465
5.40%, 5/13/2064	145,000	141,642
Coca-Cola Consolidated, Inc.:
5.25%, 6/1/2029	300,000	309,210
5.45%, 6/1/2034 (a)	249,000	256,614
Coca-Cola Femsa SAB de CV:
2.75%, 1/22/2030	300,000	279,894
5.10%, 5/6/2035	500,000	496,795
5.25%, 11/26/2043	260,000	245,024
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	138,790
2.88%, 5/1/2030	188,000	173,964
3.15%, 8/1/2029	200,200	190,192
3.60%, 2/15/2028	445,000	437,177
3.70%, 12/6/2026	200,000	198,402
Security Description	Principal Amount	Value
3.75%, 5/1/2050	$173,000	$125,844
4.10%, 2/15/2048	100,000	77,793
4.35%, 5/9/2027	128,000	128,018
4.50%, 5/9/2047	151,000	125,416
4.65%, 11/15/2028 (a)	126,000	126,920
4.75%, 5/9/2032	250,000	248,127
4.80%, 5/1/2030	290,000	292,155
5.25%, 11/15/2048	469,000	430,331
Diageo Capital PLC:
2.00%, 4/29/2030	379,400	341,248
2.13%, 4/29/2032	200,000	170,464
3.88%, 5/18/2028	200,000	198,778
5.30%, 10/24/2027	390,000	399,851
5.50%, 1/24/2033	300,000	312,342
5.63%, 10/5/2033 (a)	250,000	262,832
Diageo Investment Corp. 7.45%, 4/15/2035	476,000	565,697
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	251,000	180,472
4.38%, 5/10/2043	1,000	846
Keurig Dr. Pepper, Inc.:
2.55%, 9/15/2026	122,000	119,573
3.20%, 5/1/2030 (a)	378,000	356,348
3.35%, 3/15/2051	225,000	151,160
3.43%, 6/15/2027	200,000	196,824
3.80%, 5/1/2050	200,000	147,784
4.05%, 4/15/2032	495,000	475,715
4.35%, 5/15/2028	255,000	255,377
4.50%, 11/15/2045	288,000	241,811
4.60%, 5/25/2028	200,000	201,594
4.60%, 5/15/2030	250,000	251,220
5.05%, 3/15/2029	335,000	342,347
5.09%, 5/25/2048	207,000	185,002
5.15%, 5/15/2035	250,000	249,337
5.30%, 3/15/2034 (a)	500,000	511,955
Molson Coors Beverage Co.:
3.00%, 7/15/2026	675,000	664,969
4.20%, 7/15/2046	450,000	359,005
5.00%, 5/1/2042	272,000	247,969
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	490,000	497,076
4.65%, 2/16/2027	540,000	544,990
PepsiCo, Inc.:
1.40%, 2/25/2031 (a)	122,500	105,071
1.95%, 10/21/2031	479,000	416,083
2.38%, 10/6/2026 (a)	200,000	196,060
2.63%, 7/29/2029 (a)	300,000	283,527
2.63%, 10/21/2041	748,000	528,926
2.75%, 3/19/2030	500,000	468,585
2.75%, 10/21/2051	321,000	200,224
2.88%, 10/15/2049	350,000	229,915
3.00%, 10/15/2027	589,000	576,166
3.45%, 10/6/2046	300,000	223,878

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.60%, 2/18/2028	$245,000	$242,979
3.63%, 3/19/2050	370,000	279,298
3.90%, 7/18/2032 (a)	360,000	347,933
4.00%, 5/2/2047	300,000	243,894
4.40%, 2/7/2027	250,000	251,725
4.45%, 2/7/2028 (a)	500,000	506,175
4.45%, 4/14/2046	286,000	252,484
4.60%, 2/7/2030 (a)	355,000	361,450
4.65%, 2/15/2053	368,000	324,631
4.80%, 7/17/2034	235,000	236,528
4.88%, 11/1/2040	175,000	169,591
5.00%, 2/7/2035 (a)	500,000	507,310
5.25%, 7/17/2054 (a)	200,000	193,720
		38,914,006
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	870,000	804,141
2.00%, 1/15/2032 (a)	175,000	149,359
2.20%, 2/21/2027 (a)	740,000	716,046
2.45%, 2/21/2030	475,000	435,053
2.60%, 8/19/2026	347,000	340,754
2.77%, 9/1/2053	300,000	177,879
2.80%, 8/15/2041 (a)	240,000	173,064
3.15%, 2/21/2040	293,000	225,548
3.20%, 11/2/2027	697,000	679,129
3.35%, 2/22/2032	650,000	601,718
3.38%, 2/21/2050	536,000	376,658
4.05%, 8/18/2029 (a)	350,000	345,870
4.20%, 3/1/2033 (a)	255,000	245,109
4.20%, 2/22/2052	200,000	156,368
4.40%, 5/1/2045	670,000	569,460
4.40%, 2/22/2062 (a)	422,000	328,683
4.56%, 6/15/2048	524,000	445,573
4.66%, 6/15/2051	657,000	562,431
4.95%, 10/1/2041	68,000	62,620
5.15%, 3/2/2028	1,091,000	1,114,577
5.15%, 11/15/2041	422,000	397,651
5.25%, 3/2/2033	1,100,000	1,126,598
5.60%, 3/2/2043	2,214,000	2,195,889
5.65%, 3/2/2053	1,137,000	1,110,542
5.75%, 3/2/2063	440,000	427,768
6.40%, 2/1/2039	250,000	273,150
Baxalta, Inc. 5.25%, 6/23/2045	100,000	93,099
Biogen, Inc.:
2.25%, 5/1/2030 (a)	661,000	595,528
3.25%, 2/15/2051 (a)	200,000	127,988
5.05%, 1/15/2031	155,000	157,788
5.20%, 9/15/2045	353,000	317,495
5.75%, 5/15/2035	140,000	143,927
6.45%, 5/15/2055	140,000	144,113
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027 (a)	200,000	196,146
Gilead Sciences, Inc.:
1.20%, 10/1/2027	566,000	531,129
Security Description	Principal Amount	Value
1.65%, 10/1/2030	$403,000	$352,081
2.60%, 10/1/2040	312,000	223,757
2.80%, 10/1/2050	489,000	307,058
2.95%, 3/1/2027	275,000	270,078
4.00%, 9/1/2036	418,000	381,249
4.15%, 3/1/2047	450,000	367,767
4.60%, 9/1/2035	385,000	373,954
4.75%, 3/1/2046	712,000	637,254
4.80%, 4/1/2044	707,000	645,526
5.10%, 6/15/2035	415,000	419,963
5.25%, 10/15/2033	200,000	206,708
5.50%, 11/15/2054 (a)	350,000	343,431
5.55%, 10/15/2053 (a)	472,000	466,015
5.60%, 11/15/2064	350,000	344,050
Illumina, Inc.:
2.55%, 3/23/2031 (a)	368,000	323,645
4.65%, 9/9/2026	200,000	200,232
5.75%, 12/13/2027	200,000	204,972
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	406,000	352,664
2.80%, 9/15/2050	200,000	119,368
Royalty Pharma PLC:
1.75%, 9/2/2027	283,000	267,978
2.15%, 9/2/2031	221,000	189,866
2.20%, 9/2/2030	163,000	144,398
3.35%, 9/2/2051	187,000	121,058
5.40%, 9/2/2034 (a)	500,000	506,570
5.90%, 9/2/2054	415,000	403,455
		24,521,948
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027	380,000	365,032
2.70%, 5/15/2040	552,000	402,005
2.80%, 5/15/2050	210,000	132,768
4.30%, 6/11/2028	200,000	201,030
4.60%, 2/8/2029 (a)	500,000	507,425
4.85%, 2/8/2034 (a)	500,000	501,205
4.90%, 10/11/2032	200,000	202,740
Albemarle Corp.:
4.65%, 6/1/2027	375,000	373,721
5.05%, 6/1/2032 (a)	200,000	192,470
5.65%, 6/1/2052 (a)	300,000	251,508
Cabot Corp. 4.00%, 7/1/2029	254,000	248,023
CF Industries, Inc.:
4.95%, 6/1/2043	400,000	355,756
5.15%, 3/15/2034	292,000	290,838
Dow Chemical Co.:
4.38%, 11/15/2042	588,000	478,714
4.63%, 10/1/2044	360,000	296,320
4.80%, 11/30/2028	204,000	206,944
5.25%, 11/15/2041	769,000	702,620
5.35%, 3/15/2035 (a)	500,000	497,320
5.55%, 11/30/2048 (a)	476,000	436,787

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.95%, 3/15/2055	$500,000	$476,565
6.30%, 3/15/2033 (a)	240,000	258,242
7.38%, 11/1/2029	163,000	180,791
9.40%, 5/15/2039	152,000	199,141
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	819,000	831,883
5.32%, 11/15/2038	305,000	315,721
5.42%, 11/15/2048	424,000	427,367
Eastman Chemical Co.:
4.50%, 12/1/2028	200,000	200,530
4.65%, 10/15/2044	100,000	84,513
4.80%, 9/1/2042 (a)	660,000	579,836
5.00%, 8/1/2029	65,000	65,917
5.63%, 2/20/2034 (a)	300,000	305,673
Ecolab, Inc.:
2.13%, 8/15/2050	200,000	108,670
2.70%, 11/1/2026 (a)	200,000	196,330
2.70%, 12/15/2051	171,000	104,888
4.30%, 6/15/2028 (a)	130,000	130,966
4.80%, 3/24/2030	363,000	371,901
5.25%, 1/15/2028	556,000	572,480
EIDP, Inc.:
2.30%, 7/15/2030	288,000	262,356
4.80%, 5/15/2033	510,000	507,200
5.13%, 5/15/2032	290,000	295,481
FMC Corp.:
3.20%, 10/1/2026	450,000	441,693
3.45%, 10/1/2029	250,000	232,885
5.65%, 5/18/2033 (a)	200,000	197,788
Huntsman International LLC:
2.95%, 6/15/2031	200,000	168,118
4.50%, 5/1/2029	516,000	489,256
5.70%, 10/15/2034 (a)	105,000	97,498
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	310,000	267,139
Linde, Inc.:
1.10%, 8/10/2030	250	215
3.55%, 11/7/2042	207,000	163,257
Lubrizol Corp. 6.50%, 10/1/2034	335,000	378,232
LYB International Finance BV 4.88%, 3/15/2044	358,000	302,811
LYB International Finance III LLC:
3.38%, 10/1/2040	342,000	252,806
3.63%, 4/1/2051 (a)	274,000	183,046
4.20%, 10/15/2049	248,000	183,961
4.20%, 5/1/2050	494,000	365,288
5.50%, 3/1/2034 (a)	290,000	289,626
5.63%, 5/15/2033 (a)	200,000	204,800
6.15%, 5/15/2035 (a)	125,000	129,713
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	200,000	157,138
Mosaic Co.:
4.05%, 11/15/2027	256,000	254,213
Security Description	Principal Amount	Value
5.38%, 11/15/2028	$105,000	$107,796
5.45%, 11/15/2033 (a)	228,000	233,125
5.63%, 11/15/2043	100,000	95,877
Nutrien Ltd.:
2.95%, 5/13/2030	327,000	304,424
3.95%, 5/13/2050	250,000	186,073
4.00%, 12/15/2026	628,000	624,395
4.13%, 3/15/2035	260,000	237,125
4.50%, 3/12/2027	145,000	145,384
4.90%, 3/27/2028	125,000	126,766
4.90%, 6/1/2043	140,000	125,118
5.00%, 4/1/2049	193,000	171,450
5.20%, 6/21/2027	150,000	152,265
5.25%, 3/12/2032	155,000	157,883
5.40%, 6/21/2034 (a)	350,000	355,271
5.88%, 12/1/2036	140,000	145,180
PPG Industries, Inc. 3.75%, 3/15/2028 (a)	278,000	274,556
RPM International, Inc.:
2.95%, 1/15/2032	200,000	176,378
3.75%, 3/15/2027	200,000	197,598
4.55%, 3/1/2029	312,000	311,541
Sherwin-Williams Co.:
2.20%, 3/15/2032 (a)	247,000	212,289
2.30%, 5/15/2030	165,000	149,337
2.95%, 8/15/2029	234,000	221,015
3.45%, 6/1/2027	349,000	344,285
4.50%, 6/1/2047	305,000	255,462
4.55%, 3/1/2028	250,000	252,190
4.80%, 9/1/2031	105,000	106,175
Westlake Corp.:
3.13%, 8/15/2051	215,000	132,320
3.38%, 6/15/2030	295,000	278,471
3.38%, 8/15/2061	200,000	118,820
3.60%, 8/15/2026	302,000	298,914
4.38%, 11/15/2047	150,000	116,970
5.00%, 8/15/2046 (a)	200,000	172,772
		24,666,385
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	200,000	150,532
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	404,000	349,775
1.70%, 5/15/2028 (a)	200,000	188,096
4.45%, 9/9/2034 (a)	200,000	195,860
4.75%, 5/8/2032	440,000	446,424
Block Financial LLC 3.88%, 8/15/2030	415,000	394,582
Brown University Series A, 2.92%, 9/1/2050	200,000	131,898
California Endowment Series 2021, 2.50%, 4/1/2051 (a)	150,000	87,066

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
California Institute of Technology:
3.65%, 9/1/2119	$224,000	$141,904
4.32%, 8/1/2045	289,000	247,228
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	200,000	186,174
Cintas Corp. No. 2:
3.70%, 4/1/2027	355,000	352,405
4.20%, 5/1/2028	225,000	225,598
Claremont Mckenna College 3.78%, 1/1/2122	125,000	79,366
Cornell University 4.84%, 6/15/2034	200,000	200,686
Duke University:
Series 2020, 2.68%, 10/1/2044	150,000	106,602
Series 2020, 2.83%, 10/1/2055	266,000	162,433
Equifax, Inc.:
2.35%, 9/15/2031	283,000	246,751
3.10%, 5/15/2030	150,000	140,285
4.80%, 9/15/2029	250,000	252,145
5.10%, 12/15/2027	276,000	280,372
Ford Foundation Series 2020, 2.82%, 6/1/2070 (a)	200,000	111,450
George Washington University:
Series 2014, 4.30%, 9/15/2044	200,000	169,154
Series 2015, 4.87%, 9/15/2045	262,000	237,482
Georgetown University:
Series B, 4.32%, 4/1/2049	150,000	123,893
Series A, 5.22%, 10/1/2118	200,000	176,084
Global Payments, Inc.:
2.15%, 1/15/2027	400,000	387,032
2.90%, 5/15/2030	312,000	287,040
2.90%, 11/15/2031 (a)	226,000	199,886
4.15%, 8/15/2049	200,000	148,212
4.95%, 8/15/2027	222,000	224,582
5.30%, 8/15/2029	253,000	257,620
5.95%, 8/15/2052 (a)	444,000	427,208
GXO Logistics, Inc.:
1.65%, 7/15/2026	485,000	468,980
2.65%, 7/15/2031	270,000	234,978
6.50%, 5/6/2034	222,000	231,819
J Paul Getty Trust 4.91%, 4/1/2035	470,000	472,820
Johns Hopkins University Series A, 4.71%, 7/1/2032	198,000	200,148
Leland Stanford Junior University:
2.41%, 6/1/2050	347,000	205,806
3.65%, 5/1/2048	285,000	219,071
Security Description	Principal Amount	Value
4.68%, 3/1/2035 (a)	$500,000	$498,415
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	150,000	84,936
3.07%, 4/1/2052	200,000	134,196
3.89%, 7/1/2116 (a)	525,000	362,738
5.60%, 7/1/2111	372,000	372,662
5.62%, 6/1/2055	145,000	149,151
Moody's Corp.:
2.00%, 8/19/2031 (a)	179,000	155,342
2.75%, 8/19/2041	413,000	291,087
4.25%, 2/1/2029	262,000	262,039
4.25%, 8/8/2032	441,000	430,544
4.88%, 12/17/2048	200,000	178,420
5.00%, 8/5/2034	35,000	35,333
5.25%, 7/15/2044	384,000	365,829
Northwestern University 4.94%, 12/1/2035	350,000	352,859
PayPal Holdings, Inc.:
2.30%, 6/1/2030	305,000	277,553
2.65%, 10/1/2026	450,000	441,909
2.85%, 10/1/2029	489,000	461,557
3.90%, 6/1/2027 (a)	100,000	99,677
4.40%, 6/1/2032 (a)	364,000	359,963
4.45%, 3/6/2028	125,000	126,040
5.05%, 6/1/2052 (a)	363,000	334,661
5.10%, 4/1/2035	175,000	175,586
5.15%, 6/1/2034	350,000	355,075
5.25%, 6/1/2062 (a)	200,000	183,328
President & Fellows of Harvard College:
2.52%, 10/15/2050 (a)	280,000	170,075
3.30%, 7/15/2056	200,500	137,026
3.75%, 11/15/2052	200,000	153,238
4.61%, 2/15/2035 (a)	150,000	148,725
4.89%, 3/15/2030 (a)	115,000	118,146
5.26%, 3/15/2036	70,000	72,549
Quanta Services, Inc.:
2.90%, 10/1/2030	250,000	230,642
3.05%, 10/1/2041	294,000	210,357
4.75%, 8/9/2027 (a)	85,000	85,718
5.25%, 8/9/2034 (a)	175,000	177,109
RELX Capital, Inc.:
3.00%, 5/22/2030	438,000	412,754
4.00%, 3/18/2029	300,000	297,780
4.75%, 3/27/2030	110,000	111,472
5.25%, 3/27/2035	110,000	112,459
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	550,000	327,250
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	214,000	184,288
2.45%, 3/1/2027	419,000	407,779
2.70%, 3/1/2029	149,000	141,245
2.90%, 3/1/2032	405,000	367,951
2.95%, 1/22/2027	200,000	196,624

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.25%, 12/1/2049 (a)	$109,000	$76,782
3.70%, 3/1/2052 (a)	302,000	227,753
4.25%, 5/1/2029 (a)	306,000	305,985
4.75%, 8/1/2028	455,000	461,443
5.25%, 9/15/2033	251,000	260,588
Thomas Jefferson University 3.85%, 11/1/2057	141,000	97,751
TR Finance LLC 5.50%, 8/15/2035	325,000	329,082
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	340,000	294,991
Trustees of Columbia University in the City of New York Series 2024, 4.36%, 10/1/2035	200,000	191,404
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	200,000	123,108
4.20%, 3/1/2052 (a)	150,000	125,619
4.65%, 7/1/2030	145,000	148,393
Trustees of the University of Pennsylvania 3.61%, 2/15/2119 (a)	350,000	222,358
University of Chicago Series C, 2.55%, 4/1/2050	263,000	168,367
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	200,000	147,746
University of Southern California:
2.81%, 10/1/2050	428,000	270,860
Series 21A, 2.95%, 10/1/2051	200,000	128,604
Series 2017, 3.84%, 10/1/2047	200,000	157,710
5.25%, 10/1/2111	280,000	259,157
Verisk Analytics, Inc. 5.25%, 3/15/2035	280,000	281,534
Washington University:
Series 2022, 3.52%, 4/15/2054	100,000	71,640
4.35%, 4/15/2122 (a)	250,000	191,392
William Marsh Rice University 3.57%, 5/15/2045	200,000	157,220
Yale University:
Series 2020, 1.48%, 4/15/2030	315,000	278,989
Series 2025, 4.70%, 4/15/2032	55,000	55,868
		24,935,878
Security Description	Principal Amount	Value
COMPUTERS — 0.3%
Amdocs Ltd. 2.54%, 6/15/2030	$100,000	$90,521
Apple, Inc.:
1.20%, 2/8/2028	578,000	539,563
1.40%, 8/5/2028	630,000	583,808
1.65%, 5/11/2030	469,000	417,701
1.65%, 2/8/2031 (a)	685,000	598,135
1.70%, 8/5/2031 (a)	307,000	266,884
2.05%, 9/11/2026	603,200	589,339
2.20%, 9/11/2029 (a)	797,000	739,847
2.38%, 2/8/2041	244,000	170,422
2.40%, 8/20/2050	399,000	236,200
2.45%, 8/4/2026	893,000	877,873
2.55%, 8/20/2060 (a)	159,000	91,629
2.65%, 5/11/2050	311,000	194,860
2.65%, 2/8/2051	912,000	566,553
2.70%, 8/5/2051	200,000	125,142
2.80%, 2/8/2061	200,000	118,370
2.90%, 9/12/2027	358,000	350,400
2.95%, 9/11/2049	549,000	368,599
3.00%, 6/20/2027	257,000	252,582
3.00%, 11/13/2027	444,000	435,595
3.20%, 5/11/2027	644,000	635,905
3.35%, 2/9/2027	720,000	712,879
3.35%, 8/8/2032 (a)	200,000	188,668
3.45%, 2/9/2045	880,000	682,651
3.75%, 9/12/2047	460,000	362,627
3.75%, 11/13/2047	402,000	316,860
3.85%, 5/4/2043	1,205,000	1,008,392
3.85%, 8/4/2046	727,000	588,550
3.95%, 8/8/2052	499,000	397,349
4.10%, 8/8/2062	395,000	311,070
4.25%, 2/9/2047	282,000	241,790
4.38%, 5/13/2045	722,000	638,327
4.45%, 5/6/2044	473,000	432,753
4.50%, 2/23/2036 (a)	547,000	545,020
4.65%, 2/23/2046	812,000	742,460
CGI, Inc. 1.45%, 9/14/2026	250,000	241,518
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	513,000	515,386
5.25%, 2/1/2028	315,000	322,598
5.30%, 10/1/2029	547,500	563,328
5.75%, 2/1/2033 (a)	710,000	744,463
8.10%, 7/15/2036	118,000	142,059
DXC Technology Co. 1.80%, 9/15/2026	300,000	289,869
Fortinet, Inc. 2.20%, 3/15/2031	296,000	260,678
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035 (a)	144,000	152,222
6.35%, 10/15/2045 (a)	500,000	512,770

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
HP, Inc.:
3.00%, 6/17/2027	$364,000	$355,293
4.00%, 4/15/2029	330,000	322,941
4.20%, 4/15/2032	200,000	191,098
4.75%, 1/15/2028	417,000	421,854
5.50%, 1/15/2033 (a)	455,000	464,255
6.00%, 9/15/2041 (a)	516,000	520,350
International Business Machines Corp.:
1.95%, 5/15/2030	405,000	361,256
2.95%, 5/15/2050	345,000	219,613
3.30%, 1/27/2027	400,000	394,880
3.43%, 2/9/2052	200,000	137,542
3.50%, 5/15/2029 (a)	933,000	906,689
4.00%, 6/20/2042	183,000	151,557
4.15%, 5/15/2039	649,000	571,665
4.25%, 5/15/2049	1,254,000	1,010,260
4.50%, 2/6/2028	270,000	272,425
4.90%, 7/27/2052	274,000	242,750
5.10%, 2/6/2053	372,000	338,598
5.60%, 11/30/2039	300,000	307,308
Kyndryl Holdings, Inc.:
2.70%, 10/15/2028	200,000	188,896
3.15%, 10/15/2031	450,000	406,269
Leidos, Inc.:
2.30%, 2/15/2031	540,000	472,721
4.38%, 5/15/2030 (a)	338,000	333,319
5.75%, 3/15/2033 (a)	150,000	156,480
NetApp, Inc. 2.70%, 6/22/2030	358,000	326,983
Western Digital Corp. 2.85%, 2/1/2029	200,000	185,778
		28,424,995
CONSTRUCTION MATERIALS — 0.1%
Amrize Finance U.S. LLC:
4.60%, 4/7/2027 (b)	375,000	376,571
4.70%, 4/7/2028 (a) (b)	60,000	60,537
4.95%, 4/7/2030 (b)	125,000	126,668
5.40%, 4/7/2035 (b)	450,000	456,601
Carrier Global Corp.:
2.49%, 2/15/2027	310,800	302,505
2.72%, 2/15/2030	875,000	813,951
3.38%, 4/5/2040	300,000	238,119
3.58%, 4/5/2050	774,000	568,387
6.20%, 3/15/2054 (a)	230,000	246,450
CRH America Finance, Inc.:
5.50%, 1/9/2035	500,000	512,630
5.88%, 1/9/2055 (a)	200,000	203,896
CRH SMW Finance DAC 5.13%, 1/9/2030	385,000	394,548
Eagle Materials, Inc. 2.50%, 7/1/2031	130,000	115,350
Fortune Brands Innovations, Inc. 5.88%, 6/1/2033	200,000	209,630
Security Description	Principal Amount	Value
Johnson Controls International PLC:
4.50%, 2/15/2047	$200,000	$168,416
6.00%, 1/15/2036	250,000	267,827
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
4.90%, 12/1/2032	350,000	351,568
5.50%, 4/19/2029	250,000	259,550
Lennox International, Inc. 5.50%, 9/15/2028	200,000	206,154
Martin Marietta Materials, Inc.:
Series CB, 2.50%, 3/15/2030 (a)	267,000	245,533
3.20%, 7/15/2051	295,000	195,048
4.25%, 12/15/2047	200,000	162,354
5.15%, 12/1/2034	355,000	356,594
5.50%, 12/1/2054 (a)	330,000	318,044
Masco Corp.:
1.50%, 2/15/2028	240,000	222,751
4.50%, 5/15/2047 (a)	250,000	202,893
Owens Corning:
3.95%, 8/15/2029	198,000	193,965
4.30%, 7/15/2047	326,000	262,792
4.40%, 1/30/2048	159,000	129,796
5.50%, 6/15/2027	250,000	255,537
5.70%, 6/15/2034 (a)	290,000	301,142
7.00%, 12/1/2036	220,000	247,025
Trane Technologies Financing Ltd. 5.10%, 6/13/2034	250,000	253,645
Trane Technologies Global Holding Co. Ltd.:
3.75%, 8/21/2028	373,000	368,804
4.30%, 2/21/2048	290,000	237,533
5.75%, 6/15/2043	200,000	204,340
Vulcan Materials Co.:
3.50%, 6/1/2030	702,000	671,758
3.90%, 4/1/2027	145,000	144,066
4.70%, 3/1/2048	200,000	173,046
4.95%, 12/1/2029	220,000	224,198
5.70%, 12/1/2054 (a)	250,000	248,250
		11,498,472
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
4.90%, 3/22/2033	750,000	760,365
5.05%, 3/22/2053	337,000	312,958
5.10%, 3/22/2043	499,000	481,929
Unilever Capital Corp.:
4.88%, 9/8/2028	475,000	486,714
5.00%, 12/8/2033 (a)	200,000	205,394
		2,247,360
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp.:
5.75%, 6/15/2028 (a)	284,000	292,611

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.25%, 6/15/2033 (a)	$140,000	$147,708
WW Grainger, Inc.:
3.75%, 5/15/2046	150,000	116,405
4.20%, 5/15/2047	590,000	483,906
4.45%, 9/15/2034 (a)	145,000	141,572
4.60%, 6/15/2045	125,000	110,416
		1,292,618
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	1,120,000	1,091,216
3.00%, 10/29/2028	1,445,000	1,376,868
3.30%, 1/30/2032	907,000	821,669
3.40%, 10/29/2033	407,000	358,661
3.65%, 7/21/2027	312,000	307,429
3.85%, 10/29/2041	405,000	324,373
3.88%, 1/23/2028	292,000	287,529
4.63%, 9/10/2029	295,000	295,080
4.88%, 4/1/2028	495,000	500,143
4.95%, 9/10/2034	335,000	327,798
5.10%, 1/19/2029	439,000	446,691
5.38%, 12/15/2031	475,000	485,749
6.15%, 9/30/2030 (a)	566,000	603,622
Affiliated Managers Group, Inc. 5.50%, 8/20/2034 (a)	250,000	249,455
Air Lease Corp.:
1.88%, 8/15/2026	300,000	291,690
2.20%, 1/15/2027	193,000	186,917
Series MTN, 2.88%, 1/15/2032 (a)	242,000	215,278
Series MTN, 3.00%, 2/1/2030 (a)	229,000	214,252
3.13%, 12/1/2030	217,000	200,534
4.63%, 10/1/2028	625,000	628,912
5.10%, 3/1/2029	200,000	204,272
Series MTN, 5.20%, 7/15/2031	125,000	127,771
5.30%, 2/1/2028 (a)	250,000	255,568
5.85%, 12/15/2027	290,000	300,034
Ally Financial, Inc.:
2.20%, 11/2/2028	481,000	443,843
4.75%, 6/9/2027 (a)	225,000	226,298
SOFR + 1.73%, 5.54%, 1/17/2031 (d)	160,000	162,104
SOFR + 1.96%, 5.74%, 5/15/2029 (d)	110,000	112,003
SOFR + 2.29%, 6.18%, 7/26/2035 (d)	250,000	254,565
SOFR + 3.26%, 6.99%, 6/13/2029 (a) (d)	510,000	536,265
7.10%, 11/15/2027	200,000	210,838
8.00%, 11/1/2031	486,000	551,698
American Express Co.:
1.65%, 11/4/2026	350,000	338,520
Security Description	Principal Amount	Value
2.55%, 3/4/2027	$965,000	$939,842
3.30%, 5/3/2027	900,000	886,311
4.05%, 5/3/2029 (a)	870,000	869,382
4.05%, 12/3/2042	385,000	325,760
SOFR + 1.26%, 4.73%, 4/25/2029 (a) (d)	190,000	192,063
SOFR + 2.26%, 4.99%, 5/26/2033 (d)	650,000	651,287
SOFR + 1.44%, 5.02%, 4/25/2031 (d)	175,000	178,754
SOFR + 0.93%, 5.04%, 7/26/2028 (d)	280,000	283,945
SOFR + 1.84%, 5.04%, 5/1/2034 (d)	180,000	181,588
SOFR + 1.02%, 5.09%, 1/30/2031 (d)	140,000	143,185
SOFR + 1.00%, 5.10%, 2/16/2028 (d)	462,000	467,290
SOFR + 1.28%, 5.28%, 7/27/2029 (d)	289,000	297,173
SOFR + 1.42%, 5.28%, 7/26/2035 (d)	450,000	455,976
SOFR + 0.97%, 5.39%, 7/28/2027 (d)	150,000	151,463
SOFR + 1.32%, 5.44%, 1/30/2036 (a) (d)	125,000	127,561
SOFR + 1.09%, 5.53%, 4/25/2030 (d)	486,000	505,221
SOFR + 1.93%, 5.63%, 7/28/2034 (d)	60,000	61,428
SOFR + 1.79%, 5.67%, 4/25/2036 (d)	135,000	139,845
5.85%, 11/5/2027	466,000	482,795
SOFR + 1.63%, 5.92%, 4/25/2035 (d)	300,000	313,521
SOFR + 1.94%, 6.49%, 10/30/2031 (d)	364,000	396,633
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	394,000	388,606
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	110,000	108,390
4.50%, 5/13/2032	200,000	198,448
5.15%, 5/15/2033 (a)	111,000	113,817
5.20%, 4/15/2035	375,000	377,602
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	130,000	122,179
Apollo Global Management, Inc.:
5.80%, 5/21/2054	204,000	201,727
6.38%, 11/15/2033	318,000	347,412
ARES Management Corp. 5.60%, 10/11/2054	400,000	377,920
BGC Group, Inc.:
6.15%, 4/2/2030 (b)	375,000	380,362
6.60%, 6/10/2029	204,000	211,399

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
BlackRock Funding, Inc.:
4.60%, 7/26/2027 (a)	$215,000	$217,657
4.90%, 1/8/2035	90,000	91,079
5.00%, 3/14/2034 (a)	428,000	437,450
5.25%, 3/14/2054	204,000	195,899
5.35%, 1/8/2055	275,000	268,084
Blackrock, Inc.:
1.90%, 1/28/2031	150,000	131,976
2.40%, 4/30/2030	300,000	276,030
3.25%, 4/30/2029 (a)	239,000	232,253
4.75%, 5/25/2033	1,245,000	1,258,819
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	353,000	351,397
Blue Owl Finance LLC 6.25%, 4/18/2034	315,000	323,930
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	455,000	308,749
Brookfield Finance, Inc.:
2.72%, 4/15/2031	100,000	90,364
3.90%, 1/25/2028	365,000	360,719
4.35%, 4/15/2030	175,000	172,797
4.85%, 3/29/2029	682,000	688,506
5.68%, 1/15/2035	250,000	256,363
5.81%, 3/3/2055	240,000	234,859
5.97%, 3/4/2054	300,000	299,790
6.35%, 1/5/2034	477,000	511,893
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (d)	271,000	261,821
SOFR + 1.27%, 2.62%, 11/2/2032 (a) (d)	200,000	174,526
SOFR + 1.79%, 3.27%, 3/1/2030 (d)	200,000	191,328
3.65%, 5/11/2027	1,271,600	1,257,740
3.75%, 7/28/2026	496,000	491,382
3.75%, 3/9/2027	737,200	731,391
3.80%, 1/31/2028	462,300	456,369
4.10%, 2/9/2027 (a)	499,000	496,715
SOFR + 2.06%, 4.93%, 5/10/2028 (a) (d)	446,000	449,425
SOFR + 2.60%, 5.25%, 7/26/2030 (a) (d)	400,000	408,876
SOFR + 2.37%, 5.27%, 5/10/2033 (d)	200,000	201,798
SOFR + 1.56%, 5.46%, 7/26/2030 (d)	200,000	205,856
SOFR + 2.08%, 5.47%, 2/1/2029 (d)	405,000	414,675
SOFR + 1.91%, 5.70%, 2/1/2030 (d)	200,000	206,878
SOFR + 2.60%, 5.82%, 2/1/2034 (d)	570,000	587,830
SOFR + 1.99%, 5.88%, 7/26/2035 (d)	189,000	194,846
Security Description	Principal Amount	Value
SOFR + 2.04%, 6.18%, 1/30/2036 (d)	$500,000	$508,195
SOFR + 2.64%, 6.31%, 6/8/2029 (d)	245,000	257,221
SOFR + 2.86%, 6.38%, 6/8/2034 (d)	550,000	585,139
6.70%, 11/29/2032	260,000	283,668
SOFR + 2.44%, 7.15%, 10/29/2027 (d)	258,000	266,697
SOFR + 3.07%, 7.62%, 10/30/2031 (d)	200,000	225,960
SOFR + 3.37%, 7.96%, 11/2/2034 (d)	329,000	382,403
Cboe Global Markets, Inc. 1.63%, 12/15/2030	500,000	430,895
Charles Schwab Corp.:
1.95%, 12/1/2031 (a)	504,000	431,016
2.00%, 3/20/2028	339,000	320,823
2.30%, 5/13/2031 (a)	248,000	220,633
2.45%, 3/3/2027	890,000	865,044
2.75%, 10/1/2029	399,000	374,597
2.90%, 3/3/2032	334,000	300,380
3.20%, 3/2/2027	261,000	257,043
3.25%, 5/22/2029	229,000	221,157
3.30%, 4/1/2027	317,000	312,787
4.00%, 2/1/2029 (a)	311,000	308,832
4.63%, 3/22/2030	400,000	406,536
SOFR + 2.21%, 5.64%, 5/19/2029 (d)	200,000	207,232
SOFR + 2.50%, 5.85%, 5/19/2034 (d)	319,000	338,357
SOFR + 2.01%, 6.14%, 8/24/2034 (d)	400,000	432,564
CI Financial Corp. 3.20%, 12/17/2030 (a)	689,000	608,215
CME Group, Inc.:
2.65%, 3/15/2032	453,000	405,689
3.75%, 6/15/2028	333,000	330,912
4.40%, 3/15/2030	500,000	503,430
Credit Suisse USA LLC 7.13%, 7/15/2032	397,000	451,806
Enact Holdings, Inc. 6.25%, 5/28/2029	500,000	518,890
Franklin Resources, Inc. 1.60%, 10/30/2030 (a)	482,000	415,045
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	658,000	546,219
2.10%, 6/15/2030	598,000	536,065
3.00%, 6/15/2050	644,000	420,513
3.00%, 9/15/2060	402,000	244,259
3.10%, 9/15/2027	400,000	390,876
3.75%, 9/21/2028 (a)	307,000	302,245
4.00%, 9/15/2027	548,000	545,616
4.25%, 9/21/2048	377,000	310,987
4.60%, 3/15/2033 (a)	171,000	170,169

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.95%, 6/15/2052 (a)	$491,000	$443,741
5.20%, 6/15/2062	455,000	424,142
5.25%, 6/15/2031	200,000	207,552
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	260,000	258,086
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	265,000	230,577
2.75%, 10/15/2032	200,000	168,766
4.15%, 1/23/2030	409,000	399,597
4.85%, 1/15/2027	259,000	261,191
5.88%, 7/21/2028	339,000	351,590
6.20%, 4/14/2034 (a)	375,000	391,665
6.45%, 6/8/2027	200,000	207,246
Lazard Group LLC:
4.50%, 9/19/2028	281,000	279,983
6.00%, 3/15/2031	215,000	225,759
Legg Mason, Inc. 5.63%, 1/15/2044	426,000	423,798
LPL Holdings, Inc.:
4.90%, 4/3/2028	115,000	115,852
5.15%, 6/15/2030 (a)	250,000	253,083
5.20%, 3/15/2030	492,000	499,410
5.65%, 3/15/2035	500,000	502,540
5.70%, 5/20/2027	210,000	214,003
5.75%, 6/15/2035	115,000	116,293
6.00%, 5/20/2034	500,000	517,910
6.75%, 11/17/2028	200,000	213,358
Marex Group PLC 5.83%, 5/8/2028	250,000	253,108
Mastercard, Inc.:
1.90%, 3/15/2031 (a)	183,000	161,512
2.00%, 11/18/2031 (a)	275,000	239,674
2.95%, 11/21/2026	370,000	364,857
2.95%, 3/15/2051	355,000	234,140
3.30%, 3/26/2027	590,000	583,793
3.35%, 3/26/2030	499,000	481,330
3.65%, 6/1/2049	151,000	115,349
3.85%, 3/26/2050	440,000	347,191
3.95%, 2/26/2048	296,000	238,401
4.10%, 1/15/2028	510,000	511,877
4.35%, 1/15/2032	200,000	199,154
4.55%, 1/15/2035 (a)	340,000	334,172
4.88%, 3/9/2028	560,000	573,054
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	200,000	172,678
2.50%, 12/21/2040 (a)	400,000	277,448
5.55%, 2/15/2034 (a)	414,000	431,264
5.95%, 8/15/2053	220,000	224,369
Nomura Holdings, Inc.:
1.65%, 7/14/2026	629,000	610,834
2.17%, 7/14/2028 (a)	444,000	414,381
2.33%, 1/22/2027	647,000	625,714
2.61%, 7/14/2031	230,000	202,766
2.68%, 7/16/2030	276,000	250,227
Security Description	Principal Amount	Value
3.00%, 1/22/2032 (a)	$282,000	$249,373
3.10%, 1/16/2030 (a)	429,000	400,459
4.90%, 7/1/2030 (c)	335,000	336,106
5.49%, 6/29/2035 (c)	265,000	266,624
6.07%, 7/12/2028	570,000	594,698
ORIX Corp.:
4.65%, 9/10/2029 (a)	250,000	251,760
5.00%, 9/13/2027 (a)	186,000	188,226
5.40%, 2/25/2035 (a)	500,000	506,380
Private Export Funding Corp. 3.90%, 10/15/2027	750,000	748,087
Radian Group, Inc.:
4.88%, 3/15/2027	170,000	170,243
6.20%, 5/15/2029 (a)	220,000	228,692
Raymond James Financial, Inc.:
3.75%, 4/1/2051	616,000	449,310
4.95%, 7/15/2046	380,000	341,837
Stifel Financial Corp. 4.00%, 5/15/2030 (a)	239,000	229,851
Synchrony Financial:
2.88%, 10/28/2031 (a)	200,000	173,592
3.70%, 8/4/2026	213,000	210,930
3.95%, 12/1/2027	579,250	569,536
SOFR + 1.68%, 5.45%, 3/6/2031 (a) (d)	400,000	403,560
SOFR + 2.13%, 5.94%, 8/2/2030 (a) (d)	270,000	277,312
Visa, Inc.:
0.75%, 8/15/2027	150,000	140,750
1.10%, 2/15/2031 (a)	245,000	208,973
1.90%, 4/15/2027	720,000	695,470
2.05%, 4/15/2030	501,000	455,890
2.70%, 4/15/2040	325,000	245,352
3.65%, 9/15/2047	300,000	233,724
4.15%, 12/14/2035	570,000	542,720
4.30%, 12/14/2045	1,189,000	1,034,121
Voya Financial, Inc.:
5.00%, 9/20/2034	328,000	320,571
5.70%, 7/15/2043	350,000	340,238
Western Union Co.:
2.75%, 3/15/2031	275,000	240,842
6.20%, 11/17/2036 (a)	325,000	331,237
		77,834,614
ELECTRIC — 2.1%
AEP Texas, Inc.:
3.45%, 5/15/2051	298,000	199,699
Series H, 3.45%, 1/15/2050	190,000	129,616
3.80%, 10/1/2047	250,000	183,093
4.70%, 5/15/2032	249,000	245,310
5.25%, 5/15/2052	211,000	189,949
5.45%, 5/15/2029	498,000	514,718
AEP Transmission Co. LLC:
3.10%, 12/1/2026	306,000	301,367
Series M, 3.65%, 4/1/2050	415,000	304,842

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.80%, 6/15/2049	$274,000	$204,212
4.00%, 12/1/2046	477,000	376,987
5.38%, 6/15/2035 (a)	155,000	158,340
AES Corp.:
2.45%, 1/15/2031 (a)	418,000	365,416
5.45%, 6/1/2028 (a)	365,000	373,118
5.80%, 3/15/2032	500,000	507,660
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	200,000	173,354
3.00%, 3/15/2052	199,000	128,705
3.13%, 7/15/2051	135,000	90,068
3.45%, 10/1/2049	177,000	125,723
Series B, 3.70%, 12/1/2047	342,000	260,454
3.75%, 9/1/2027 (a)	307,000	305,563
3.75%, 3/1/2045	351,000	274,457
4.30%, 1/2/2046	737,000	616,736
Ameren Corp.:
1.75%, 3/15/2028	225,000	210,040
1.95%, 3/15/2027	568,000	547,387
3.50%, 1/15/2031	311,000	293,839
5.38%, 3/15/2035	500,000	503,175
5.70%, 12/1/2026	110,000	111,814
Ameren Illinois Co.:
1.55%, 11/15/2030	200,000	173,040
5.55%, 7/1/2054	250,000	245,960
5.63%, 3/1/2055	145,000	143,466
5.90%, 12/1/2052	386,000	396,874
American Electric Power Co., Inc.:
2.30%, 3/1/2030	385,000	347,632
3.20%, 11/13/2027	200,000	195,202
Series J, 4.30%, 12/1/2028	347,000	347,163
5.20%, 1/15/2029 (a)	298,000	305,682
5.75%, 11/1/2027	403,000	415,751
5.95%, 11/1/2032 (a)	225,000	238,563
Appalachian Power Co.:
Series BB, 4.50%, 8/1/2032 (a)	575,000	560,625
Series Y, 4.50%, 3/1/2049	250,000	201,975
Arizona Public Service Co.:
2.20%, 12/15/2031	400,000	343,448
3.35%, 5/15/2050	200,000	135,670
3.50%, 12/1/2049	200,000	136,780
4.20%, 8/15/2048 (a)	310,000	240,287
4.25%, 3/1/2049	275,000	215,727
5.05%, 9/1/2041	150,000	136,988
6.35%, 12/15/2032	300,000	323,589
Atlantic City Electric Co.:
2.30%, 3/15/2031	297,000	263,163
4.00%, 10/15/2028	142,000	141,344
Avangrid, Inc. 3.80%, 6/1/2029	469,000	457,964
Avista Corp.:
4.00%, 4/1/2052	300,000	221,115
Security Description	Principal Amount	Value
4.35%, 6/1/2048	$200,000	$164,130
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	134,000	98,469
3.75%, 8/15/2047	590,000	446,264
5.30%, 6/1/2034	550,000	562,743
5.40%, 6/1/2053	357,000	340,507
5.45%, 6/1/2035 (a)	325,000	333,057
5.65%, 6/1/2054 (a)	200,000	198,210
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	367,000	225,118
3.25%, 4/15/2028	523,000	511,609
3.70%, 7/15/2030	486,000	471,644
3.80%, 7/15/2048	624,000	471,076
4.25%, 10/15/2050	300,000	239,823
4.45%, 1/15/2049	290,000	239,839
4.60%, 5/1/2053	200,000	167,274
5.15%, 11/15/2043	247,000	232,392
Black Hills Corp.:
3.15%, 1/15/2027	200,000	195,758
3.88%, 10/15/2049	100,000	72,431
4.35%, 5/1/2033	226,000	212,806
6.00%, 1/15/2035	100,000	103,794
6.15%, 5/15/2034	200,000	210,280
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	227,000	201,596
Series Z, 2.40%, 9/1/2026	225,000	220,023
Series AD, 2.90%, 7/1/2050	150,000	96,009
Series AA, 3.00%, 2/1/2027	200,000	195,900
Series AF, 3.35%, 4/1/2051	145,000	101,322
Series AI, 4.45%, 10/1/2032	270,000	264,373
Series AJ, 4.85%, 10/1/2052	200,000	179,022
4.95%, 4/1/2033	250,000	251,152
5.05%, 3/1/2035	250,000	249,897
5.15%, 3/1/2034	384,000	387,767
5.30%, 4/1/2053 (a)	200,000	189,544
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	534,000	476,595
2.95%, 3/1/2030	406,000	377,966
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (a) (d)	200,000	207,866
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	296,000	253,175
CMS Energy Corp.:
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (d)	300,000	290,055
5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (d)	300,000	300,924
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	215,000	130,978
Series 127, 3.20%, 11/15/2049	315,000	212,890
3.65%, 6/15/2046	497,000	377,268

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.70%, 8/15/2028	$200,000	$197,570
Series 123, 3.75%, 8/15/2047	690,000	523,089
Series 133, 3.85%, 3/15/2052	361,000	271,299
4.90%, 2/1/2033 (a)	300,000	302,340
5.30%, 2/1/2053 (a)	251,000	238,048
5.65%, 6/1/2054	200,000	198,464
Series 103, 5.90%, 3/15/2036	385,000	410,187
5.95%, 6/1/2055	170,000	176,086
Connecticut Light & Power Co.:
4.00%, 4/1/2048	308,000	242,535
4.95%, 1/15/2030 (a)	500,000	511,685
5.25%, 1/15/2053	412,000	386,192
Consolidated Edison Co. of New York, Inc.:
3.20%, 12/1/2051	263,000	174,214
Series 20A, 3.35%, 4/1/2030 (a)	282,000	270,999
3.60%, 6/15/2061	215,000	146,136
3.70%, 11/15/2059	250,000	173,245
Series 2017, 3.88%, 6/15/2047	440,000	337,757
3.95%, 3/1/2043	490,000	398,478
Series 20B, 3.95%, 4/1/2050	575,000	448,488
Series D, 4.00%, 12/1/2028	143,000	142,398
Series A, 4.13%, 5/15/2049	200,000	157,476
Series 12-A, 4.20%, 3/15/2042	125,000	105,588
Series C, 4.30%, 12/1/2056	525,000	412,876
4.45%, 3/15/2044	284,000	244,947
4.50%, 12/1/2045	317,000	270,981
4.50%, 5/15/2058	329,000	267,201
4.63%, 12/1/2054	248,000	208,796
Series E, 4.65%, 12/1/2048	299,000	254,805
5.13%, 3/15/2035 (a)	200,000	202,552
5.50%, 3/15/2034	201,000	209,199
5.50%, 3/15/2055	100,000	96,968
Series 09-C, 5.50%, 12/1/2039	150,000	152,181
Series 06-A, 5.85%, 3/15/2036	351,000	369,515
6.15%, 11/15/2052	180,000	189,866
Series 2007-A, 6.30%, 8/15/2037	241,000	261,815
Series 08-B, 6.75%, 4/1/2038	250,000	284,197
Constellation Energy Generation LLC:
5.60%, 3/1/2028 (a)	150,000	155,207
5.60%, 6/15/2042	200,000	196,198
5.75%, 3/15/2054 (a)	380,000	373,061
5.80%, 3/1/2033 (a)	205,000	216,847
6.13%, 1/15/2034	200,000	215,562
Security Description	Principal Amount	Value
6.25%, 10/1/2039	$254,000	$271,452
6.50%, 10/1/2053	647,000	696,159
Consumers Energy Co.:
3.10%, 8/15/2050	300,000	200,442
3.50%, 8/1/2051 (a)	260,000	191,945
4.05%, 5/15/2048 (a)	408,000	326,824
4.20%, 9/1/2052	200,000	163,464
4.50%, 1/15/2031	500,000	501,515
4.60%, 5/30/2029	280,000	283,172
4.63%, 5/15/2033	457,000	452,416
4.65%, 3/1/2028	216,000	218,791
4.70%, 1/15/2030	215,000	218,315
4.90%, 2/15/2029 (a)	350,000	357,623
5.05%, 5/15/2035	250,000	251,812
Dominion Energy South Carolina, Inc.:
Series 2025, 5.30%, 1/15/2035	215,000	219,782
6.05%, 1/15/2038	220,000	233,803
6.25%, 10/15/2053	247,000	266,997
6.63%, 2/1/2032	103,000	113,966
Dominion Energy, Inc.:
Series B, 3.30%, 4/15/2041	254,000	187,498
Series C, 3.38%, 4/1/2030	283,000	269,088
Series B, 3.60%, 3/15/2027	211,000	208,732
4.25%, 6/1/2028	324,000	323,527
Series A, 4.35%, 8/15/2032	250,000	240,060
4.60%, 5/15/2028	240,000	241,764
Series A, 4.60%, 3/15/2049	100,000	82,036
4.70%, 12/1/2044	288,000	246,629
Series B, 4.85%, 8/15/2052	100,000	84,606
Series C, 4.90%, 8/1/2041	200,000	180,566
5.00%, 6/15/2030	315,000	321,457
Series F, 5.25%, 8/1/2033	161,000	162,127
5.38%, 11/15/2032	292,000	299,680
5.45%, 3/15/2035	500,000	504,430
Series B, 5.95%, 6/15/2035	472,000	496,365
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (d)	300,000	314,997
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	276,000	260,442
2.25%, 3/1/2030 (a)	412,000	376,700
2.95%, 3/1/2050	113,000	73,677
Series A, 3.00%, 3/1/2032 (a)	365,000	331,303
Series B, 3.25%, 4/1/2051	250,000	171,125
3.70%, 3/15/2045	200,000	154,856
3.75%, 8/15/2047	235,000	178,748
3.95%, 3/1/2049	363,000	284,741
Series A, 4.05%, 5/15/2048	200,000	161,912
4.25%, 5/14/2027	50,000	50,083
5.20%, 3/1/2034	375,000	383,186
5.25%, 5/15/2035	105,000	106,948
5.40%, 4/1/2053	275,000	268,606
5.85%, 5/15/2055	60,000	61,534

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2038	$170,000	$183,182
DTE Energy Co.:
2.85%, 10/1/2026	263,000	258,308
Series C, 3.40%, 6/15/2029	339,000	325,423
4.88%, 6/1/2028	110,000	111,632
4.95%, 7/1/2027	365,000	369,336
5.10%, 3/1/2029	155,000	158,119
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	290,000	270,323
2.45%, 2/1/2030	200,000	184,828
2.85%, 3/15/2032	169,000	151,782
3.20%, 8/15/2049	200,000	135,354
3.70%, 12/1/2047	255,000	191,559
3.75%, 6/1/2045	361,000	280,670
3.88%, 3/15/2046	612,000	476,815
4.00%, 9/30/2042	266,000	219,644
4.25%, 12/15/2041	244,000	208,993
4.85%, 3/15/2030	125,000	127,804
4.95%, 1/15/2033	810,000	823,681
5.25%, 3/15/2035	250,000	255,540
5.30%, 2/15/2040	425,000	424,753
5.40%, 1/15/2054	580,000	558,470
6.00%, 1/15/2038	174,000	185,383
6.05%, 4/15/2038	200,000	213,566
6.10%, 6/1/2037	323,000	343,888
Duke Energy Corp.:
2.45%, 6/1/2030	736,000	668,060
2.55%, 6/15/2031	332,000	295,882
2.65%, 9/1/2026	522,000	512,228
3.15%, 8/15/2027	150,000	146,960
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (a) (d)	150,000	143,999
3.30%, 6/15/2041	100,000	75,079
3.50%, 6/15/2051	663,000	455,103
3.95%, 8/15/2047	266,000	199,811
4.30%, 3/15/2028	451,000	451,929
4.50%, 8/15/2032	649,000	635,098
4.80%, 12/15/2045	250,000	216,473
4.85%, 1/5/2029	353,000	358,687
5.00%, 12/8/2027	135,000	137,435
5.00%, 8/15/2052	360,000	315,670
5.45%, 6/15/2034 (a)	195,000	200,478
5.80%, 6/15/2054	125,000	122,249
6.10%, 9/15/2053	307,000	312,590
Duke Energy Florida LLC:
1.75%, 6/15/2030	279,500	246,771
2.40%, 12/15/2031 (a)	161,000	142,430
3.80%, 7/15/2028	173,000	171,519
3.85%, 11/15/2042	335,000	266,945
5.88%, 11/15/2033	205,000	218,669
6.20%, 11/15/2053	200,000	212,968
Security Description	Principal Amount	Value
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	$303,132	$289,909
Duke Energy Indiana LLC:
2.75%, 4/1/2050	315,000	193,470
Series YYY, 3.25%, 10/1/2049	333,000	226,177
5.40%, 4/1/2053	828,000	789,490
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (a)	200,000	180,172
3.65%, 2/1/2029	365,000	358,072
4.30%, 2/1/2049	240,000	192,941
5.25%, 4/1/2033	175,000	179,975
5.30%, 6/15/2035	165,000	167,589
5.65%, 4/1/2053	269,000	265,530
Duke Energy Progress LLC:
2.90%, 8/15/2051 (a)	350,000	218,075
3.60%, 9/15/2047	319,000	233,081
3.70%, 9/1/2028	198,000	195,600
4.00%, 4/1/2052	200,000	153,188
4.10%, 5/15/2042	200,000	166,496
4.15%, 12/1/2044	255,000	208,389
4.20%, 8/15/2045	401,000	330,556
4.35%, 3/6/2027	125,000	125,626
4.38%, 3/30/2044	150,000	127,029
5.05%, 3/15/2035	225,000	226,100
5.10%, 3/15/2034 (a)	168,000	170,503
5.35%, 3/15/2053	395,000	375,783
5.55%, 3/15/2055	180,000	176,053
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	150,000	124,926
Edison International:
4.13%, 3/15/2028	200,000	193,080
5.25%, 11/15/2028 (a)	300,000	296,691
5.25%, 3/15/2032 (a)	180,000	170,615
5.75%, 6/15/2027 (a)	493,000	496,505
6.25%, 3/15/2030 (a)	100,000	101,570
6.95%, 11/15/2029 (a)	200,000	207,912
Emera U.S. Finance LP:
2.64%, 6/15/2031	272,000	239,064
4.75%, 6/15/2046	538,000	447,019
Enel Chile SA 4.88%, 6/12/2028	181,000	181,686
Entergy Arkansas LLC:
2.65%, 6/15/2051	200,000	117,286
3.35%, 6/15/2052	200,000	133,866
4.00%, 6/1/2028 (a)	200,000	199,364
4.20%, 4/1/2049	250,000	199,273
5.15%, 1/15/2033	178,000	182,308
5.45%, 6/1/2034	180,000	185,344
Entergy Corp.:
2.40%, 6/15/2031 (a)	329,000	290,977
2.80%, 6/15/2030	520,000	480,204
2.95%, 9/1/2026	162,000	159,311

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Entergy Louisiana LLC:
2.90%, 3/15/2051	$250,000	$154,898
3.05%, 6/1/2031 (a)	200,000	184,580
3.12%, 9/1/2027	340,700	333,167
4.00%, 3/15/2033	577,000	544,648
4.20%, 9/1/2048	625,000	498,044
4.20%, 4/1/2050	198,000	157,036
4.95%, 1/15/2045	200,000	177,300
5.15%, 9/15/2034	155,000	156,060
5.35%, 3/15/2034	250,000	256,500
5.70%, 3/15/2054	265,000	261,518
5.80%, 3/15/2055	355,000	355,373
Entergy Mississippi LLC:
3.50%, 6/1/2051	10,000	6,934
5.80%, 4/15/2055	250,000	250,630
Entergy Texas, Inc.:
3.55%, 9/30/2049	125,000	87,943
5.25%, 4/15/2035	290,000	292,656
5.55%, 9/15/2054	252,000	240,680
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	347,000	231,421
3.45%, 4/15/2050	200,000	138,886
4.13%, 3/1/2042	250,000	206,553
4.25%, 12/1/2045	325,000	265,658
4.70%, 3/13/2028	165,000	166,779
5.25%, 3/15/2035	100,000	101,083
5.70%, 3/15/2053	138,000	135,969
Evergy Metro, Inc.:
5.30%, 10/1/2041	226,000	217,181
5.40%, 4/1/2034	200,000	204,372
Evergy, Inc. 2.90%, 9/15/2029 (a)	398,000	374,036
Eversource Energy:
Series R, 1.65%, 8/15/2030	384,000	333,339
2.90%, 3/1/2027	249,000	243,114
Series M, 3.30%, 1/15/2028	180,000	175,280
3.38%, 3/1/2032	460,000	419,106
3.45%, 1/15/2050	200,000	140,268
4.60%, 7/1/2027	156,000	156,746
5.13%, 5/15/2033	401,000	400,988
5.45%, 3/1/2028	365,000	374,464
Exelon Corp.:
2.75%, 3/15/2027	250,000	243,975
4.05%, 4/15/2030	491,000	483,311
4.45%, 4/15/2046	375,000	311,554
4.70%, 4/15/2050	339,000	286,197
4.95%, 6/15/2035	550,000	534,600
5.10%, 6/15/2045	321,000	292,071
5.15%, 3/15/2029	250,000	256,570
5.45%, 3/15/2034 (a)	277,000	284,581
5.60%, 3/15/2053	354,000	340,247
5.63%, 6/15/2035	194,000	199,610
5 yr. CMT + 1.98%, 6.50%, 3/15/2055 (d)	200,000	203,404
Security Description	Principal Amount	Value
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	$740,000	$502,430
Series B, 3.90%, 7/15/2027	450,000	444,996
Florida Power & Light Co.:
2.45%, 2/3/2032 (a)	450,000	397,453
2.88%, 12/4/2051	400,000	252,768
3.15%, 10/1/2049	314,000	211,859
3.70%, 12/1/2047	559,000	423,867
3.95%, 3/1/2048	409,000	325,666
4.40%, 5/15/2028	789,000	795,257
4.63%, 5/15/2030	200,000	202,770
4.80%, 5/15/2033	520,000	521,825
5.05%, 4/1/2028	349,000	357,578
5.15%, 6/15/2029 (a)	250,000	258,735
5.30%, 6/15/2034	280,000	288,680
5.30%, 4/1/2053	884,000	845,855
5.60%, 6/15/2054	180,000	179,505
5.65%, 2/1/2037	367,000	384,289
5.95%, 2/1/2038	127,000	136,455
Georgia Power Co.:
3.25%, 3/30/2027 (a)	270,000	266,209
4.30%, 3/15/2042	445,600	384,785
4.30%, 3/15/2043	425,000	360,965
4.55%, 3/15/2030	300,000	303,072
4.65%, 5/16/2028 (a)	570,000	578,008
4.85%, 3/15/2031	315,000	321,974
4.95%, 5/17/2033	418,000	421,557
5.13%, 5/15/2052 (a)	342,000	319,968
5.20%, 3/15/2035	500,000	507,055
5.25%, 3/15/2034	502,000	512,070
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	152,000	122,767
5.20%, 8/15/2034	180,000	183,253
Series MTN, 5.50%, 3/15/2053	200,000	191,440
Series MTN, 5.70%, 3/15/2055	500,000	491,920
Indiana Michigan Power Co.:
4.25%, 8/15/2048	101,000	80,119
Series K, 4.55%, 3/15/2046	196,000	165,395
5.63%, 4/1/2053	118,000	115,613
Interstate Power & Light Co.:
2.30%, 6/1/2030	133,000	119,829
3.50%, 9/30/2049	323,000	227,192
3.60%, 4/1/2029	200,000	194,466
3.70%, 9/15/2046	210,000	154,377
4.95%, 9/30/2034	85,000	83,329
5.45%, 9/30/2054	155,000	148,440
5.60%, 6/29/2035	250,000	256,970
6.25%, 7/15/2039	135,000	143,288
ITC Holdings Corp. 3.35%, 11/15/2027	416,000	407,139
Jersey Central Power & Light Co. 5.10%, 1/15/2035 (a)	125,000	124,765

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	$236,333	$226,575
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	347,836	332,494
Kentucky Utilities Co.:
3.30%, 6/1/2050	277,000	188,177
4.38%, 10/1/2045	452,000	380,299
5.13%, 11/1/2040	502,000	483,356
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	599,000	618,677
MidAmerican Energy Co.:
3.10%, 5/1/2027 (a)	454,000	446,727
3.15%, 4/15/2050	171,000	115,381
3.65%, 8/1/2048	338,000	252,273
3.95%, 8/1/2047	200,000	157,864
4.25%, 7/15/2049	200,000	162,546
4.80%, 9/15/2043	191,000	174,198
5.30%, 2/1/2055	145,000	137,728
5.35%, 1/15/2034	150,000	155,369
Series MTN, 5.75%, 11/1/2035	150,000	158,502
Series MTN, 5.80%, 10/15/2036	332,000	353,507
5.85%, 9/15/2054	250,000	257,355
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	171,000	145,783
National Grid PLC:
5.42%, 1/11/2034	555,000	570,107
5.81%, 6/12/2033	300,000	315,513
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.65%, 6/15/2031	150,000	127,562
2.40%, 3/15/2030	451,000	414,830
2.75%, 4/15/2032	586,000	522,982
3.70%, 3/15/2029	157,000	153,803
4.02%, 11/1/2032 (a)	292,000	278,162
4.30%, 3/15/2049 (a)	234,000	195,072
4.75%, 2/7/2028	360,000	364,842
4.80%, 3/15/2028	457,000	464,289
Series GMTN, 4.85%, 2/7/2029	500,000	509,545
4.95%, 2/7/2030	386,000	394,797
Series MTN, 5.05%, 9/15/2028	270,000	276,205
Series MTN, 5.60%, 11/13/2026	280,000	284,645
5.80%, 1/15/2033	141,000	149,821
Series MTN, 8.00%, 3/1/2032	200,000	235,610
Nevada Power Co. Series EE, 3.13%, 8/1/2050	100,000	63,724
Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	$336,000	$324,025
2.25%, 6/1/2030	1,325,000	1,194,355
2.44%, 1/15/2032	1,192,000	1,033,750
2.75%, 11/1/2029	426,000	397,969
3.55%, 5/1/2027	438,000	432,332
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (d)	200,000	191,490
4.63%, 7/15/2027	630,000	634,101
4.85%, 2/4/2028	250,000	253,515
5.00%, 7/15/2032	656,000	663,760
5.05%, 3/15/2030 (a)	500,000	512,075
5.25%, 3/15/2034 (a)	250,000	252,412
5.25%, 2/28/2053	275,000	254,053
5.30%, 3/15/2032	500,000	515,050
5.45%, 3/15/2035 (a)	500,000	510,060
5.55%, 3/15/2054	281,000	270,221
5.90%, 3/15/2055	500,000	501,725
5 yr. CMT + 2.05%, 6.38%, 8/15/2055 (d)	750,000	767,167
Northern States Power Co.:
2.25%, 4/1/2031	185,000	166,631
2.90%, 3/1/2050	437,500	285,141
3.20%, 4/1/2052	395,000	268,478
3.40%, 8/15/2042	350,000	268,716
3.60%, 5/15/2046	290,000	218,706
4.50%, 6/1/2052	360,000	305,665
5.05%, 5/15/2035	250,000	252,570
5.10%, 5/15/2053 (a)	388,000	359,280
5.40%, 3/15/2054 (a)	295,000	285,581
5.65%, 6/15/2054	200,000	201,850
5.65%, 5/15/2055	105,000	104,882
6.20%, 7/1/2037	239,000	260,479
NorthWestern Corp. 4.18%, 11/15/2044	150,000	121,931
NSTAR Electric Co.:
3.10%, 6/1/2051 (a)	150,000	98,280
3.20%, 5/15/2027	400,700	393,980
3.95%, 4/1/2030	250,000	245,075
4.40%, 3/1/2044	140,000	118,915
4.55%, 6/1/2052	192,000	159,754
4.85%, 3/1/2030 (a)	350,000	356,020
4.95%, 9/15/2052	430,000	382,420
5.20%, 3/1/2035	250,000	252,230
5.50%, 3/15/2040	155,000	156,939
OGE Energy Corp. 5.45%, 5/15/2029	200,000	207,368
Oglethorpe Power Corp.:
4.50%, 4/1/2047	250,000	204,658
5.38%, 11/1/2040	232,000	226,678
5.90%, 2/1/2055	140,000	137,536
6.20%, 12/1/2053	260,000	265,073
Ohio Edison Co. 6.88%, 7/15/2036	200,000	224,736

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	$144,000	$122,220
Series R, 2.90%, 10/1/2051	547,000	333,588
4.00%, 6/1/2049	686,000	518,980
5.65%, 6/1/2034	200,000	205,334
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	95,000	90,661
4.15%, 4/1/2047 (a)	150,000	119,319
5.60%, 4/1/2053	500,000	487,305
5.80%, 4/1/2055	85,000	84,819
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	496,000	460,199
3.10%, 9/15/2049	322,000	211,309
3.70%, 11/15/2028	270,000	265,648
3.70%, 5/15/2050	200,000	145,504
3.80%, 9/30/2047	226,000	170,266
3.80%, 6/1/2049	207,000	154,250
4.10%, 11/15/2048	247,000	194,317
4.30%, 5/15/2028	440,000	441,980
4.50%, 3/20/2027 (b)	345,000	346,853
4.55%, 9/15/2032	220,000	217,316
4.65%, 11/1/2029	350,000	353,829
4.95%, 9/15/2052	261,000	231,812
5.25%, 9/30/2040	306,000	300,155
5.30%, 6/1/2042	315,000	301,543
5.35%, 4/1/2035 (b)	105,000	107,076
5.75%, 3/15/2029	100,000	104,686
5.80%, 4/1/2055 (b)	217,000	217,881
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	436,000	413,123
2.50%, 2/1/2031	895,000	776,887
3.25%, 6/1/2031	325,000	292,032
3.30%, 8/1/2040	312,000	223,614
3.50%, 8/1/2050 (a)	595,000	381,151
3.75%, 7/1/2028	235,000	227,948
3.75%, 8/15/2042	5,000	3,574
3.95%, 12/1/2047	200,000	140,812
4.00%, 12/1/2046	318,000	227,453
4.20%, 3/1/2029 (a)	205,000	200,178
4.20%, 6/1/2041	648,000	501,144
4.50%, 7/1/2040	678,600	564,514
4.55%, 7/1/2030	833,000	812,983
4.95%, 7/1/2050	1,033,000	832,412
5.00%, 6/4/2028	250,000	250,762
5.70%, 3/1/2035	180,000	178,571
5.80%, 5/15/2034 (a)	155,000	154,964
5.90%, 6/15/2032	200,000	204,310
5.90%, 10/1/2054	115,000	104,122
6.00%, 8/15/2035 (a)	500,000	505,520
6.15%, 1/15/2033 (a)	474,000	488,514
6.15%, 3/1/2055	290,000	271,831
6.40%, 6/15/2033	433,000	452,312
6.70%, 4/1/2053	320,000	320,698
6.75%, 1/15/2053 (a)	634,000	638,882
Security Description	Principal Amount	Value
6.95%, 3/15/2034	$350,000	$376,295
PacifiCorp:
2.70%, 9/15/2030	275,000	251,166
2.90%, 6/15/2052	764,000	453,892
3.30%, 3/15/2051	548,000	354,463
4.15%, 2/15/2050	590,000	450,064
5.10%, 2/15/2029	395,000	403,066
5.30%, 2/15/2031	300,000	309,156
5.35%, 12/1/2053	995,000	895,779
5.45%, 2/15/2034 (a)	250,000	253,577
5.50%, 5/15/2054	245,000	225,390
5.80%, 1/15/2055	610,000	584,173
6.00%, 1/15/2039	165,000	170,193
6.25%, 10/15/2037	220,000	232,487
6.35%, 7/15/2038	140,000	149,040
PECO Energy Co.:
2.85%, 9/15/2051	266,000	167,476
3.70%, 9/15/2047	227,000	172,125
3.90%, 3/1/2048	329,000	257,150
4.38%, 8/15/2052	222,000	183,951
4.60%, 5/15/2052	203,000	173,461
5.25%, 9/15/2054	415,000	393,013
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2033	302,710	278,057
PG&E Wildfire Recovery Funding LLC:
Series A-1, 4.02%, 6/1/2033	111,564	110,458
Series A-2, 4.26%, 6/1/2038	280,000	264,001
Series A-3, 4.38%, 6/3/2041	425,000	392,122
Series A-4, 4.45%, 12/1/2049	560,000	480,984
Series A-5, 4.67%, 12/1/2053	284,000	244,663
Series A-2, 4.72%, 6/1/2039	200,000	195,050
Series A-3, 5.08%, 6/1/2043	325,000	316,703
Series A-5, 5.10%, 6/1/2054	214,000	197,593
Series A-4, 5.21%, 12/1/2049	615,000	583,770
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	60,000	60,812
5.15%, 5/15/2030	140,000	143,283
PPL Capital Funding, Inc. 5.25%, 9/1/2034 (a)	115,000	115,966
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	220,000	144,503
3.95%, 6/1/2047	160,000	127,214
4.85%, 2/15/2034	285,000	285,342
6.25%, 5/15/2039	155,000	170,926
Progress Energy, Inc.:
6.00%, 12/1/2039	300,000	312,921
7.75%, 3/1/2031	283,000	325,662
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	236,800	205,609

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.60%, 9/15/2042	$322,000	$248,033
3.80%, 6/15/2047	250,000	186,573
4.05%, 9/15/2049	384,000	292,090
4.10%, 6/15/2048	200,000	155,376
Series 39, 4.50%, 6/1/2052	250,000	203,528
5.35%, 5/15/2034	175,000	177,594
5.85%, 5/15/2055	250,000	248,127
Series 17, 6.25%, 9/1/2037	229,000	245,820
6.50%, 8/1/2038	179,000	196,542
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	216,000	190,009
4.40%, 7/1/2028	335,000	336,899
Public Service Co. of Oklahoma:
5.20%, 1/15/2035	380,000	380,008
5.25%, 1/15/2033	241,000	243,547
5.45%, 1/15/2036	750,000	755,482
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	302,000	295,163
Series MTN, 2.45%, 1/15/2030 (a)	199,000	183,814
Series MTN, 2.70%, 5/1/2050	193,000	120,418
Series MTN, 3.00%, 3/1/2051	379,000	248,044
Series MTN, 3.10%, 3/15/2032	218,000	199,533
Series MTN, 3.15%, 1/1/2050	172,000	116,816
Series MTN, 3.20%, 5/15/2029	583,000	563,044
Series MTN, 3.60%, 12/1/2047	252,000	187,609
Series MTN, 3.80%, 3/1/2046	200,000	155,566
Series MTN, 4.05%, 5/1/2048	300,000	240,222
Series MTN, 4.65%, 3/15/2033	200,000	198,844
4.85%, 8/1/2034	250,000	249,555
Series MTN, 4.90%, 12/15/2032	125,000	127,181
Series Q, 5.05%, 3/1/2035	235,000	237,672
Series MTN, 5.20%, 3/1/2034	276,000	283,110
5.30%, 8/1/2054	190,000	182,100
Series MTN, 5.45%, 3/1/2054	250,000	245,070
Series Q, 5.50%, 3/1/2055	150,000	148,247
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	310,000	268,082
2.45%, 11/15/2031	199,000	174,857
4.90%, 3/15/2030	180,000	183,096
Security Description	Principal Amount	Value
5.40%, 3/15/2035	$165,000	$167,000
5.85%, 11/15/2027	200,000	207,034
5.88%, 10/15/2028	192,000	200,989
Puget Energy, Inc. 5.73%, 3/15/2035 (a) (b)	90,000	90,693
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	380,000	254,174
4.22%, 6/15/2048	210,000	167,633
5.33%, 6/15/2034	215,000	219,033
5.45%, 6/1/2053	550,000	522,340
5.69%, 6/15/2054	85,000	83,392
6.27%, 3/15/2037	161,000	173,498
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030 (a)	345,500	300,930
Series RRR, 3.75%, 6/1/2047	257,000	189,705
4.10%, 6/15/2049	150,000	114,921
4.95%, 8/15/2028	242,000	247,014
5.40%, 4/15/2035	130,000	132,766
5.55%, 4/15/2054	200,000	192,364
SCE Recovery Funding LLC:
Series A-1, 4.70%, 6/15/2042	45,060	43,736
Series A-2, 5.11%, 12/14/2049	410,000	383,059
Sempra:
3.40%, 2/1/2028	441,000	430,535
3.70%, 4/1/2029 (a)	263,000	256,272
3.80%, 2/1/2038	461,000	382,017
4.00%, 2/1/2048	425,000	313,782
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (d)	200,089	192,650
5.40%, 8/1/2026	225,000	227,135
5.50%, 8/1/2033 (a)	318,000	324,694
6.00%, 10/15/2039	558,000	565,600
Sierra Pacific Power Co. 5.90%, 3/15/2054	300,000	300,930
Southern California Edison Co.:
2.25%, 6/1/2030	504,500	443,491
2.75%, 2/1/2032	130,000	111,843
3.45%, 2/1/2052	200,000	126,204
3.65%, 2/1/2050	529,000	352,547
Series H, 3.65%, 6/1/2051	325,000	214,373
Series 2013-A, 3.90%, 3/15/2043	228,000	168,043
4.00%, 4/1/2047	638,000	458,505
4.05%, 3/15/2042	309,000	233,233
Series C, 4.13%, 3/1/2048	396,000	287,488
4.40%, 9/6/2026 (a)	200,000	199,714
4.50%, 9/1/2040	590,000	493,098
4.65%, 10/1/2043	308,000	248,855
Series D, 4.70%, 6/1/2027	194,000	194,671
4.88%, 2/1/2027	510,000	512,897
Series B, 4.88%, 3/1/2049	200,000	160,194
5.15%, 6/1/2029	200,000	202,480

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.25%, 3/15/2030	$95,000	$95,893
5.30%, 3/1/2028	300,000	303,831
Series 2005-E, 5.35%, 7/15/2035	210,000	204,681
Series E, 5.45%, 6/1/2052	200,000	172,536
Series 2006-E, 5.55%, 1/15/2037	118,000	113,639
Series 2006-A, 5.63%, 2/1/2036	230,000	223,836
5.75%, 4/15/2054	150,000	134,300
Series 2004-G, 5.75%, 4/1/2035	280,000	285,569
5.85%, 11/1/2027	356,000	364,815
5.88%, 12/1/2053	210,000	191,799
5.90%, 3/1/2055	250,000	228,733
5.95%, 11/1/2032	202,000	207,454
Series 2008-A, 5.95%, 2/1/2038	200,000	199,838
Series 2004-B, 6.00%, 1/15/2034	350,000	358,781
6.20%, 9/15/2055	125,000	119,704
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	200,000	187,442
3.25%, 7/1/2026	612,000	605,439
Series A, 3.70%, 4/30/2030	300,000	290,247
4.40%, 7/1/2046	593,000	493,916
4.85%, 6/15/2028	500,000	508,760
4.85%, 3/15/2035	250,000	244,633
5.11%, 8/1/2027	122,000	123,842
5.20%, 6/15/2033 (a)	490,000	499,129
5.70%, 10/15/2032	255,000	268,074
Southern Power Co. 5.15%, 9/15/2041	336,000	317,150
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	191,000	186,951
Series L, 3.85%, 2/1/2048	251,000	183,401
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	225,000	146,570
3.40%, 8/15/2046 (a)	195,000	135,562
6.00%, 6/1/2054	380,000	383,971
System Energy Resources, Inc. 5.30%, 12/15/2034	635,000	627,723
Tampa Electric Co.:
2.40%, 3/15/2031	271,000	242,903
4.30%, 6/15/2048	200,000	161,046
5.15%, 3/1/2035	750,000	753,847
Toledo Edison Co. 6.15%, 5/15/2037	189,000	204,163
Tucson Electric Power Co.:
1.50%, 8/1/2030	473,000	408,076
3.25%, 5/1/2051	10,000	6,570
4.00%, 6/15/2050	200,000	150,412
Security Description	Principal Amount	Value
5.20%, 9/15/2034	$145,000	$145,625
Union Electric Co.:
2.15%, 3/15/2032	217,000	186,902
2.63%, 3/15/2051	200,000	118,906
3.90%, 9/15/2042	200,000	162,526
5.13%, 3/15/2055	145,000	134,366
5.25%, 4/15/2035	160,000	163,304
5.25%, 1/15/2054	390,000	360,996
8.45%, 3/15/2039	450,000	573,957
Virginia Electric & Power Co.:
2.40%, 3/30/2032	150,000	130,353
3.30%, 12/1/2049	226,000	151,608
Series B, 3.75%, 5/15/2027	238,000	236,298
Series A, 3.80%, 4/1/2028 (a)	237,000	235,628
Series B, 3.80%, 9/15/2047	270,000	202,751
Series C, 4.00%, 11/15/2046	241,000	186,674
Series B, 4.20%, 5/15/2045	295,000	240,755
4.45%, 2/15/2044	367,000	311,502
Series C, 4.63%, 5/15/2052	236,000	199,052
Series D, 4.65%, 8/15/2043	233,000	204,355
5.00%, 4/1/2033 (a)	250,000	252,542
5.05%, 8/15/2034 (a)	105,000	105,305
5.15%, 3/15/2035	500,000	502,165
5.30%, 8/15/2033 (a)	744,000	759,691
5.35%, 1/15/2054	285,000	267,407
5.45%, 4/1/2053	349,000	331,906
5.55%, 8/15/2054	285,000	275,581
5.70%, 8/15/2053	125,000	123,283
Series B, 6.00%, 1/15/2036	294,000	310,047
8.88%, 11/15/2038	306,000	404,146
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2033	375,000	380,535
WEC Energy Group, Inc.:
1.38%, 10/15/2027	370,000	346,823
2.20%, 12/15/2028	638,000	594,399
4.75%, 1/15/2028	185,000	187,074
5.15%, 10/1/2027 (a)	550,000	560,142
Wisconsin Electric Power Co. 5.63%, 5/15/2033	174,000	184,840
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	265,000	251,572
3.05%, 10/15/2027	141,000	137,227
3.65%, 4/1/2050	275,000	196,455
4.95%, 4/1/2033	150,000	150,291
Xcel Energy, Inc.:
2.60%, 12/1/2029 (a)	125,200	115,910
3.35%, 12/1/2026	188,000	185,300
3.40%, 6/1/2030	189,000	179,353
4.60%, 6/1/2032	464,000	453,880
4.75%, 3/21/2028	80,000	80,795
5.50%, 3/15/2034	235,000	238,805
5.60%, 4/15/2035 (a)	175,000	178,546

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.50%, 7/1/2036	$5,000	$5,382
		188,726,387
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% *
Emerson Electric Co.:
0.88%, 10/15/2026 (a)	583,000	560,175
1.80%, 10/15/2027	458,000	436,204
2.75%, 10/15/2050	200,000	125,564
2.80%, 12/21/2051	361,000	227,506
5.00%, 3/15/2035	415,000	421,159
5.25%, 11/15/2039	150,000	151,227
		1,921,835
ELECTRONICS — 0.2%
Allegion PLC 3.50%, 10/1/2029	340,000	325,785
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	200,000	206,204
Amphenol Corp.:
2.20%, 9/15/2031	107,000	93,748
2.80%, 2/15/2030	491,000	460,656
4.35%, 6/1/2029	163,000	163,758
4.38%, 6/12/2028	335,000	337,322
5.00%, 1/15/2035	185,000	186,926
5.05%, 4/5/2027	170,000	172,674
5.05%, 4/5/2029	300,000	308,610
5.25%, 4/5/2034	200,000	205,806
Arrow Electronics, Inc.:
3.88%, 1/12/2028	197,000	193,231
5.15%, 8/21/2029 (a)	160,000	162,621
5.88%, 4/10/2034	305,000	314,839
Avnet, Inc. 3.00%, 5/15/2031 (a)	200,000	178,928
Flex Ltd.:
4.88%, 6/15/2029	363,000	365,392
5.25%, 1/15/2032	235,000	237,569
6.00%, 1/15/2028	145,000	149,665
Fortive Corp. 4.30%, 6/15/2046 (a)	172,000	141,272
Honeywell International, Inc.:
1.10%, 3/1/2027	191,000	181,842
1.75%, 9/1/2031	267,000	227,879
1.95%, 6/1/2030	343,000	306,892
2.50%, 11/1/2026	394,000	385,297
2.70%, 8/15/2029	244,000	230,141
3.81%, 11/21/2047	250,000	194,070
4.50%, 1/15/2034 (a)	200,000	195,900
4.70%, 2/1/2030	200,000	202,916
4.88%, 9/1/2029	360,000	368,284
4.95%, 2/15/2028	449,000	458,815
4.95%, 9/1/2031	307,000	315,194
5.00%, 2/15/2033	532,000	540,438
5.00%, 3/1/2035	695,000	699,142
5.25%, 3/1/2054 (a)	200,000	189,658
5.35%, 3/1/2064	250,000	236,337
5.70%, 3/15/2036	250,000	263,297
Security Description	Principal Amount	Value
5.70%, 3/15/2037	$352,000	$368,702
Hubbell, Inc.:
2.30%, 3/15/2031	369,000	327,015
3.50%, 2/15/2028	188,000	184,295
Jabil, Inc.:
3.00%, 1/15/2031 (a)	350,000	319,203
3.60%, 1/15/2030	355,000	339,327
4.25%, 5/15/2027 (a)	400,000	398,872
Keysight Technologies, Inc.:
3.00%, 10/30/2029	150,000	141,138
4.60%, 4/6/2027	325,000	326,261
4.95%, 10/15/2034 (a)	379,000	374,084
5.35%, 7/30/2030	185,000	190,822
TD SYNNEX Corp.:
1.75%, 8/9/2026	107,000	103,504
2.38%, 8/9/2028	140,000	131,369
2.65%, 8/9/2031	350,000	302,382
Trimble, Inc.:
4.90%, 6/15/2028	372,000	377,725
6.10%, 3/15/2033	465,000	493,909
Tyco Electronics Group SA:
3.13%, 8/15/2027	277,000	271,272
4.50%, 2/9/2031 (a)	500,000	499,440
4.63%, 2/1/2030 (a)	202,000	204,604
5.00%, 5/9/2035 (a)	290,000	288,251
7.13%, 10/1/2037	270,000	310,160
Vontier Corp. 2.40%, 4/1/2028	255,000	240,465
		15,393,908
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	150,000	156,060
6.35%, 8/18/2028	400,000	420,644
MasTec, Inc. 5.90%, 6/15/2029	335,000	346,963
		923,667
ENTERTAINMENT — 0.0% *
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	472,000	449,989
4.28%, 3/15/2032	907,000	764,982
5.05%, 3/15/2042	1,451,000	983,792
5.14%, 3/15/2052	133,000	79,157
		2,277,920
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	518,000	441,973
1.75%, 2/15/2032	126,000	106,044
2.30%, 3/1/2030	372,000	340,607
2.90%, 7/1/2026	173,000	170,633
3.05%, 3/1/2050 (a)	221,000	148,989
3.38%, 11/15/2027	524,500	515,510
3.95%, 5/15/2028	369,000	367,351

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.75%, 7/15/2030 (a)	$115,000	$117,162
5.00%, 12/15/2033 (a)	125,000	127,493
5.00%, 4/1/2034	222,000	225,268
5.15%, 3/15/2035	180,000	183,424
5.20%, 11/15/2034	150,000	153,463
Veralto Corp.:
5.45%, 9/18/2033	400,000	412,472
5.50%, 9/18/2026	272,000	275,261
Waste Connections, Inc.:
2.60%, 2/1/2030	422,000	392,620
3.20%, 6/1/2032 (a)	165,000	150,655
3.50%, 5/1/2029	200,000	195,574
4.25%, 12/1/2028	361,000	362,300
5.00%, 3/1/2034	560,000	565,454
5.25%, 9/1/2035	290,000	296,354
Waste Management, Inc.:
1.15%, 3/15/2028	214,000	198,408
1.50%, 3/15/2031	329,000	281,489
2.00%, 6/1/2029	304,000	280,440
2.50%, 11/15/2050	165,000	98,177
3.15%, 11/15/2027	257,000	251,780
4.10%, 3/1/2045	150,000	125,084
4.15%, 4/15/2032	460,000	450,381
4.50%, 3/15/2028	500,000	505,235
4.63%, 2/15/2030	370,000	375,272
4.63%, 2/15/2033 (a)	224,000	224,379
4.65%, 3/15/2030	500,000	507,150
4.80%, 3/15/2032	200,000	203,214
4.88%, 2/15/2034 (a)	500,000	507,045
4.95%, 3/15/2035	335,000	336,427
5.35%, 10/15/2054	330,000	318,262
		10,211,350
FOOD — 0.4%
Campbell's Co.:
2.38%, 4/24/2030	100,000	90,582
4.15%, 3/15/2028	228,000	227,086
4.75%, 3/23/2035	415,000	398,346
4.80%, 3/15/2048	671,000	583,555
5.25%, 10/13/2054	320,000	291,309
Conagra Brands, Inc.:
4.85%, 11/1/2028 (a)	356,000	359,428
5.30%, 10/1/2026	200,000	202,046
5.30%, 11/1/2038	207,000	197,981
7.00%, 10/1/2028 (a)	582,000	622,996
Flowers Foods, Inc.:
2.40%, 3/15/2031	110,000	96,271
3.50%, 10/1/2026	150,000	147,816
5.75%, 3/15/2035	140,000	143,367
6.20%, 3/15/2055 (a)	415,000	410,543
General Mills, Inc.:
2.25%, 10/14/2031	388,000	337,579
2.88%, 4/15/2030 (a)	940,000	874,266
3.00%, 2/1/2051 (a)	200,000	127,892
4.15%, 2/15/2043	200,000	162,910
4.88%, 1/30/2030	355,000	360,797
Security Description	Principal Amount	Value
5.25%, 1/30/2035 (a)	$207,000	$208,008
5.40%, 6/15/2040	300,000	293,364
Hershey Co.:
1.70%, 6/1/2030	239,000	211,795
3.13%, 11/15/2049	389,000	260,933
3.38%, 8/15/2046	129,000	93,978
4.25%, 5/4/2028	232,000	233,872
Hormel Foods Corp.:
1.70%, 6/3/2028 (a)	320,000	299,203
1.80%, 6/11/2030 (a)	400,000	355,688
3.05%, 6/3/2051	200,000	131,058
4.80%, 3/30/2027	200,000	202,116
Ingredion, Inc. 2.90%, 6/1/2030	355,000	328,187
J.M. Smucker Co.:
2.38%, 3/15/2030	200,000	182,052
3.38%, 12/15/2027	158,000	155,265
4.25%, 3/15/2035 (a)	411,000	381,203
4.38%, 3/15/2045	350,000	285,880
6.20%, 11/15/2033 (a)	450,000	483,125
6.50%, 11/15/2043	260,000	275,717
6.50%, 11/15/2053 (a)	200,000	213,810
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	200,000	193,980
3.63%, 1/15/2032	290,000	265,272
4.38%, 2/2/2052	300,000	232,218
5.13%, 2/1/2028	450,000	461,192
5.75%, 4/1/2033	266,000	273,525
6.75%, 3/15/2034	246,000	268,622
7.25%, 11/15/2053	1,000,000	1,127,300
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.:
5.50%, 1/15/2036 (b) (c)	500,000	499,325
6.25%, 3/1/2056 (b) (c)	500,000	501,615
6.38%, 4/15/2066 (b) (c)	350,000	351,911
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (a) (b)	398,000	407,043
Kellanova:
2.10%, 6/1/2030	196,000	175,935
3.40%, 11/15/2027	546,000	537,788
4.50%, 4/1/2046 (a)	203,000	173,788
5.75%, 5/16/2054	300,000	295,245
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	166,000	169,435
Kraft Heinz Foods Co.:
3.75%, 4/1/2030	336,000	325,332
4.25%, 3/1/2031 (a)	379,000	372,951
4.38%, 6/1/2046	719,000	581,376
4.63%, 10/1/2039	469,000	421,059
4.88%, 10/1/2049	785,000	673,742

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.00%, 6/4/2042	$534,000	$481,529
6.75%, 3/15/2032	176,000	193,897
Kroger Co.:
1.70%, 1/15/2031	247,000	213,092
2.20%, 5/1/2030	471,000	425,996
2.65%, 10/15/2026	318,000	311,596
3.70%, 8/1/2027	353,000	349,812
3.88%, 10/15/2046	536,000	407,172
3.95%, 1/15/2050	370,000	278,488
4.45%, 2/1/2047	706,400	584,786
5.00%, 9/15/2034	403,000	400,775
5.40%, 1/15/2049	281,000	263,258
5.50%, 9/15/2054	180,000	170,716
5.65%, 9/15/2064	330,000	312,701
McCormick & Co., Inc.:
2.50%, 4/15/2030 (a)	400,000	366,400
4.20%, 8/15/2047	200,000	159,452
4.70%, 10/15/2034	265,000	256,955
Mondelez International, Inc.:
1.50%, 2/4/2031	146,000	124,707
2.63%, 9/4/2050 (a)	479,000	283,831
2.75%, 4/13/2030	322,000	298,858
3.00%, 3/17/2032	100,000	90,213
4.25%, 5/6/2028	215,000	215,325
4.50%, 5/6/2030	190,000	189,795
4.75%, 2/20/2029 (a)	500,000	508,840
5.13%, 5/6/2035 (a)	250,000	250,818
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	273,000	245,891
4.25%, 4/15/2031 (a)	300,000	289,380
6.25%, 7/1/2033	556,000	587,981
6.88%, 5/15/2034	200,000	219,536
Sysco Corp.:
2.40%, 2/15/2030 (a)	187,000	170,955
3.15%, 12/14/2051	200,000	127,768
3.25%, 7/15/2027	299,000	293,325
3.30%, 7/15/2026	303,000	299,482
4.50%, 4/1/2046	300,000	251,250
5.10%, 9/23/2030	350,000	358,855
5.40%, 3/23/2035	355,000	361,053
5.75%, 1/17/2029 (a)	473,000	493,547
5.95%, 4/1/2030	347,000	367,265
6.60%, 4/1/2050 (a)	297,078	321,762
Tyson Foods, Inc.:
3.55%, 6/2/2027	660,000	651,031
4.35%, 3/1/2029	572,000	568,391
4.55%, 6/2/2047	419,000	347,845
5.40%, 3/15/2029	495,000	510,226
5.70%, 3/15/2034 (a)	105,000	108,642
		32,251,875
FOREST PRODUCTS & PAPER — 0.0% *
Georgia-Pacific LLC:
7.75%, 11/15/2029	208,000	236,804
8.88%, 5/15/2031	212,000	258,837
Security Description	Principal Amount	Value
International Paper Co.:
4.35%, 8/15/2048 (a)	$315,000	$251,965
4.80%, 6/15/2044	325,000	283,137
5.00%, 9/15/2035	150,000	147,657
5.15%, 5/15/2046	163,000	147,352
6.00%, 11/15/2041 (a)	449,000	455,605
Suzano Austria GmbH:
3.13%, 1/15/2032 (a)	302,000	266,280
3.75%, 1/15/2031	416,500	389,627
6.00%, 1/15/2029	690,000	710,486
Suzano International Finance BV 5.50%, 1/17/2027 (a)	212,000	214,317
		3,362,067
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	149,000	127,315
2.63%, 9/15/2029 (a)	320,000	299,578
2.85%, 2/15/2052	223,000	137,691
3.00%, 6/15/2027	256,000	250,993
3.38%, 9/15/2049	461,000	320,593
4.13%, 10/15/2044	150,000	124,508
4.13%, 3/15/2049	303,000	241,818
4.15%, 1/15/2043	150,000	125,864
5.00%, 12/15/2054 (a)	90,000	81,760
5.20%, 8/15/2035	170,000	172,105
5.75%, 10/15/2052	300,000	300,162
5.90%, 11/15/2033 (a)	105,000	112,668
6.20%, 11/15/2053	200,000	216,368
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	452,000	393,706
4.40%, 7/1/2032	250,000	243,142
5.25%, 3/1/2028	240,000	245,784
National Fuel Gas Co.:
2.95%, 3/1/2031	221,000	197,128
5.50%, 3/15/2030	195,000	200,324
5.95%, 3/15/2035	115,000	117,602
NiSource, Inc.:
1.70%, 2/15/2031	375,000	321,112
3.49%, 5/15/2027	469,000	461,970
4.38%, 5/15/2047	489,000	402,696
4.80%, 2/15/2044	200,000	176,804
5.00%, 6/15/2052	519,000	457,992
5.20%, 7/1/2029	224,000	229,967
5.25%, 3/30/2028 (a)	472,000	483,087
5.40%, 6/30/2033	179,000	183,317
5.65%, 2/1/2045	211,000	205,885
5.85%, 4/1/2055	125,000	123,838
ONE Gas, Inc. 5.10%, 4/1/2029	527,000	540,407
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	281,000	250,132
3.35%, 6/1/2050 (a)	375,000	250,897

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.40%, 6/15/2033	$150,000	$154,502
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (a)	485,000	445,860
3.75%, 9/15/2042	350,000	271,134
Series VV, 4.30%, 1/15/2049 (a)	530,000	425,892
5.05%, 9/1/2034	95,000	95,625
5.45%, 6/15/2035	500,000	510,125
5.75%, 6/1/2053	687,000	675,252
6.00%, 6/15/2055	400,000	407,692
6.35%, 11/15/2052 (a)	679,000	726,693
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	140,000	89,351
3.95%, 10/1/2046	290,000	222,903
4.40%, 5/30/2047	598,000	486,383
4.95%, 9/15/2034	250,000	247,435
5.75%, 9/15/2033	265,000	277,932
5.88%, 3/15/2041	200,000	204,630
Southwest Gas Corp.:
4.05%, 3/15/2032	200,000	189,680
4.15%, 6/1/2049	150,000	114,258
5.45%, 3/23/2028	281,000	287,292
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	215,000	218,472
		14,048,324
HAND & MACHINE TOOLS — 0.0% *
Regal Rexnord Corp.:
6.05%, 4/15/2028	400,000	411,768
6.40%, 4/15/2033	331,000	349,695
Snap-on, Inc.:
3.10%, 5/1/2050 (a)	200,000	134,626
4.10%, 3/1/2048	200,000	161,192
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	504,000	451,282
2.75%, 11/15/2050 (a)	200,000	113,880
3.00%, 5/15/2032	200,000	175,934
4.25%, 11/15/2028	200,000	198,740
5.20%, 9/1/2040	168,000	159,761
		2,156,878
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	233,000	217,962
1.40%, 6/30/2030 (a)	200,000	176,012
3.75%, 11/30/2026	584,000	582,248
4.75%, 11/30/2036	515,000	512,064
4.75%, 4/15/2043	275,000	260,714
4.90%, 11/30/2046	937,000	886,430
6.15%, 11/30/2037	344,000	381,293
Agilent Technologies, Inc.:
2.10%, 6/4/2030	433,000	387,916
Security Description	Principal Amount	Value
2.30%, 3/12/2031	$351,000	$310,947
4.75%, 9/9/2034 (a)	250,000	246,153
Baxter International, Inc.:
1.92%, 2/1/2027	727,000	700,057
2.27%, 12/1/2028	375,000	349,106
2.54%, 2/1/2032 (a)	420,000	366,374
2.60%, 8/15/2026	300,000	294,342
3.13%, 12/1/2051 (a)	476,000	303,726
Boston Scientific Corp.:
2.65%, 6/1/2030	357,000	330,518
4.55%, 3/1/2039	418,000	395,775
4.70%, 3/1/2049 (a)	200,000	179,988
Danaher Corp.:
2.80%, 12/10/2051	300,000	186,978
4.38%, 9/15/2045	150,000	129,374
Dentsply Sirona, Inc. 3.25%, 6/1/2030	338,000	308,476
DH Europe Finance II SARL:
2.60%, 11/15/2029	464,000	433,260
3.25%, 11/15/2039	793,000	636,160
GE HealthCare Technologies, Inc.:
4.80%, 8/14/2029	150,000	152,144
4.80%, 1/15/2031 (a)	250,000	252,040
5.50%, 6/15/2035	250,000	255,980
5.65%, 11/15/2027	577,000	594,552
5.86%, 3/15/2030 (a)	406,000	428,850
5.91%, 11/22/2032 (a)	530,000	563,666
6.38%, 11/22/2052 (a)	401,000	431,985
Koninklijke Philips NV 6.88%, 3/11/2038	366,000	401,879
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	350,000	351,655
4.50%, 3/30/2033	235,000	232,307
Medtronic, Inc.:
4.38%, 3/15/2035	812,000	785,504
4.63%, 3/15/2045	426,000	383,000
Revvity, Inc.:
1.90%, 9/15/2028	155,000	143,544
2.25%, 9/15/2031	296,000	253,397
3.30%, 9/15/2029	323,000	306,017
Smith & Nephew PLC:
2.03%, 10/14/2030	375,000	328,620
5.40%, 3/20/2034	369,000	374,539
Solventum Corp.:
5.40%, 3/1/2029	550,000	566,439
5.45%, 2/25/2027	225,000	228,650
5.45%, 3/13/2031	250,000	259,500
5.60%, 3/23/2034	565,000	581,351
5.90%, 4/30/2054 (a)	290,000	289,936
6.00%, 5/15/2064	200,000	198,276
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	180,000	127,787
Stryker Corp.:
1.95%, 6/15/2030	158,000	140,953

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.38%, 11/1/2025	$396	$394
4.10%, 4/1/2043	200,000	165,376
4.25%, 9/11/2029	290,000	289,684
4.55%, 2/10/2027	250,000	251,430
4.63%, 3/15/2046 (a)	292,000	258,096
4.70%, 2/10/2028 (a)	145,000	146,910
4.85%, 12/8/2028	200,000	203,936
4.85%, 2/10/2030 (a)	180,000	183,614
5.20%, 2/10/2035	115,000	117,098
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	233,000	215,765
2.00%, 10/15/2031 (a)	270,000	235,440
2.60%, 10/1/2029	220,000	206,191
2.80%, 10/15/2041	366,000	262,433
4.10%, 8/15/2047	135,000	110,878
4.80%, 11/21/2027	200,000	203,208
4.95%, 11/21/2032 (a)	125,000	127,738
5.00%, 12/5/2026	400,000	404,344
5.00%, 1/31/2029 (a)	200,000	205,298
5.09%, 8/10/2033 (a)	816,000	834,099
5.20%, 1/31/2034 (a)	220,000	226,180
5.30%, 2/1/2044	125,000	121,341
5.40%, 8/10/2043	360,000	355,226
Zimmer Biomet Holdings, Inc.:
4.70%, 2/19/2027	200,000	201,208
5.20%, 9/15/2034	700,000	701,939
5.50%, 2/19/2035	250,000	256,227
		23,492,497
HEALTH CARE SERVICES — 0.9%
Adventist Health System:
5.43%, 3/1/2032	200,000	202,218
5.76%, 12/1/2034	150,000	150,225
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	200,000	181,064
3.39%, 10/15/2049	139,000	98,862
4.27%, 8/15/2048	200,000	164,564
Aetna, Inc.:
4.50%, 5/15/2042	150,000	123,597
4.75%, 3/15/2044	150,000	127,104
6.63%, 6/15/2036	457,000	490,978
6.75%, 12/15/2037	300,000	324,225
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	200,000	123,308
5.02%, 7/1/2045	210,000	195,760
Allina Health System:
Series 2021, 2.90%, 11/15/2051	150,000	91,323
Series 2019, 3.89%, 4/15/2049	300,000	227,514
Ascension Health:
Series B, 3.11%, 11/15/2039 (a)	313,000	244,569
Security Description	Principal Amount	Value
3.95%, 11/15/2046	$386,000	$308,951
4.85%, 11/15/2053	200,000	177,534
Banner Health:
2.91%, 1/1/2051 (a)	177,000	112,269
Series 2020, 3.18%, 1/1/2050	150,000	100,512
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	350,000	238,168
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	325,000	204,506
4.19%, 11/15/2045	100,000	83,143
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	195,000	121,214
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	259,000	248,790
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	300,000	199,677
Centene Corp.:
2.45%, 7/15/2028	405,000	376,545
2.50%, 3/1/2031	677,000	583,344
2.63%, 8/1/2031	200,000	171,470
3.00%, 10/15/2030	515,000	460,219
3.38%, 2/15/2030	664,000	611,458
4.25%, 12/15/2027	1,138,000	1,121,112
4.63%, 12/15/2029	1,226,000	1,193,352
Children's Hospital Series 2020, 2.93%, 7/15/2050	238,000	148,888
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	300,000	245,790
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	460,000	278,521
Cigna Group:
2.38%, 3/15/2031	573,000	509,386
2.40%, 3/15/2030	753,000	686,962
3.05%, 10/15/2027	300,000	292,323
3.40%, 3/1/2027	200,000	197,160
3.40%, 3/15/2050	213,000	144,376
3.40%, 3/15/2051	200,000	134,246
3.88%, 10/15/2047	665,000	499,076
4.38%, 10/15/2028	807,000	808,065
4.80%, 8/15/2038	775,000	727,585
4.80%, 7/15/2046	320,000	278,182
4.90%, 12/15/2048	445,000	388,387
5.00%, 5/15/2029 (a)	520,000	531,669
5.25%, 2/15/2034	500,000	507,720
5.40%, 3/15/2033	405,000	418,470
5.60%, 2/15/2054	263,000	251,591

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Cigna Holding Co. 5.38%, 2/15/2042	$115,000	$108,087
City of Hope Series 2013, 5.62%, 11/15/2043	145,000	139,712
Cleveland Clinic Foundation 4.86%, 1/1/2114 (a)	200,000	168,222
CommonSpirit Health:
2.78%, 10/1/2030	200,000	183,322
3.35%, 10/1/2029	200,000	191,212
AGM, 3.82%, 10/1/2049	200,000	147,426
3.91%, 10/1/2050	200,000	147,654
4.19%, 10/1/2049	300,000	232,965
4.35%, 11/1/2042	360,000	302,148
5.32%, 12/1/2034	435,000	437,084
6.46%, 11/1/2052	200,000	211,774
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	485,000	306,083
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	300,000	213,540
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	375,000	260,074
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	306,000	234,665
Dignity Health 5.27%, 11/1/2064	739,000	653,431
Elevance Health, Inc.:
2.25%, 5/15/2030	404,000	364,582
2.55%, 3/15/2031	416,000	373,531
2.88%, 9/15/2029 (a)	503,000	473,786
3.13%, 5/15/2050	649,000	421,389
3.60%, 3/15/2051	298,000	209,759
3.65%, 12/1/2027	200,000	197,656
3.70%, 9/15/2049	487,000	348,814
4.10%, 3/1/2028 (a)	367,700	366,656
4.50%, 10/30/2026	220,000	220,691
4.55%, 3/1/2048	437,000	363,567
4.55%, 5/15/2052	324,000	265,071
4.63%, 5/15/2042	181,000	158,558
4.65%, 1/15/2043	200,000	175,182
4.65%, 8/15/2044	339,000	294,781
4.75%, 2/15/2030	245,000	247,886
4.95%, 11/1/2031	282,000	286,083
5.10%, 1/15/2044	517,000	475,743
5.13%, 2/15/2053	222,000	198,004
5.20%, 2/15/2035 (a)	455,000	459,532
5.38%, 6/15/2034	350,000	357,710
5.50%, 10/15/2032	174,000	181,465
5.70%, 2/15/2055 (a)	615,000	595,763
5.85%, 11/1/2064	247,000	239,914
Security Description	Principal Amount	Value
6.38%, 6/15/2037	$420,000	$453,176
Hackensack Meridian Health, Inc.:
Series 2020, 2.88%, 9/1/2050	350,000	218,680
4.21%, 7/1/2048	530,000	431,955
HCA, Inc.:
2.38%, 7/15/2031	119,000	103,654
3.13%, 3/15/2027	365,000	357,415
3.50%, 9/1/2030	960,000	907,699
3.50%, 7/15/2051 (a)	427,000	282,913
3.63%, 3/15/2032	703,000	647,913
4.13%, 6/15/2029	574,000	563,972
4.50%, 2/15/2027	557,700	557,834
4.63%, 3/15/2052	371,000	298,176
5.13%, 6/15/2039	512,000	481,208
5.20%, 6/1/2028 (a)	400,000	408,720
5.25%, 6/15/2049	978,000	869,246
5.38%, 9/1/2026	199,000	200,041
5.45%, 4/1/2031	190,000	195,873
5.45%, 9/15/2034	65,000	65,495
5.50%, 6/1/2033	200,000	204,880
5.50%, 6/15/2047	839,000	780,094
5.60%, 4/1/2034	200,000	204,838
5.63%, 9/1/2028	528,000	543,618
5.75%, 3/1/2035	200,000	205,626
5.88%, 2/1/2029	414,000	429,691
5.90%, 6/1/2053	513,000	495,471
5.95%, 9/15/2054	458,000	445,107
6.00%, 4/1/2054	435,000	425,304
6.10%, 4/1/2064 (a)	250,000	243,872
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	89,000	67,245
Humana, Inc.:
1.35%, 2/3/2027	361,000	345,170
2.15%, 2/3/2032	555,000	465,262
3.70%, 3/23/2029 (a)	311,000	301,477
4.63%, 12/1/2042	200,000	167,008
4.80%, 3/15/2047	200,000	165,556
4.88%, 4/1/2030 (a)	150,000	151,170
5.38%, 4/15/2031	385,000	393,647
5.50%, 3/15/2053	200,000	179,654
5.55%, 5/1/2035 (a)	290,000	291,464
5.75%, 3/1/2028	218,000	224,797
5.75%, 12/1/2028	200,000	208,130
5.88%, 3/1/2033 (a)	200,000	207,036
6.00%, 5/1/2055	300,000	289,164
Icon Investments Six DAC 6.00%, 5/8/2034	200,000	203,972
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	200,000	158,480
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	283,000	202,045

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
IQVIA, Inc.:
5.70%, 5/15/2028	$300,000	$307,701
6.25%, 2/1/2029	200,000	208,992
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	405,000	317,836
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	595,000	385,596
Series 2019, 3.27%, 11/1/2049	555,000	384,066
4.15%, 5/1/2047	692,000	566,942
4.88%, 4/1/2042	200,000	185,510
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	200,000	179,994
4.35%, 4/1/2030	350,000	347,606
4.55%, 4/1/2032 (a)	250,000	246,272
4.70%, 2/1/2045 (a)	205,000	179,463
4.80%, 10/1/2034	458,000	448,529
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (a)	300,000	203,898
Series 2020, 3.34%, 7/1/2060	225,000	147,015
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	257,000	161,496
Series 2016, 4.13%, 11/15/2052	100,000	79,840
Memorial Health Services 3.45%, 11/1/2049	372,000	263,770
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	312,000	203,496
4.13%, 7/1/2052 (a)	174,000	138,513
Series 2015, 4.20%, 7/1/2055 (a)	295,000	236,634
Methodist Hospital Series 20A, 2.71%, 12/1/2050	236,000	143,918
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	200,000	162,492
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	250,000	154,263
Series 2019, 3.74%, 7/1/2049	150,000	100,650
MyMichigan Health Series 2020, 3.41%, 6/1/2050	210,000	147,183
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119	200,000	136,824
Security Description	Principal Amount	Value
4.06%, 8/1/2056	$200,000	$155,414
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	150,000	107,709
3.98%, 11/1/2046	350,000	268,709
4.26%, 11/1/2047	436,000	346,140
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	150,000	91,139
Novant Health, Inc.:
2.64%, 11/1/2036	200,000	157,358
3.17%, 11/1/2051	200,000	132,358
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	200,000	119,422
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (a)	210,000	141,672
4.37%, 7/1/2047	200,000	171,160
4.78%, 7/1/2044	328,000	296,466
Orlando Health Obligated Group:
4.09%, 10/1/2048	200,000	158,786
5.48%, 10/1/2035	500,000	512,140
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	346,000	215,568
Series 2018, 4.79%, 11/15/2048	250,000	208,325
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	200,000	122,484
Presbyterian Healthcare Services 4.88%, 8/1/2052 (a)	200,000	176,984
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051	211,000	118,761
Series I, 3.74%, 10/1/2047	215,000	156,939
Series A, 3.93%, 10/1/2048	400,000	296,044
5.37%, 10/1/2032	225,000	228,814
5.40%, 10/1/2033	111,000	112,204
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	251,000	227,720
2.95%, 6/30/2030	250,000	232,603
4.20%, 6/30/2029	166,000	165,226
4.63%, 12/15/2029 (a)	250,000	252,370
4.70%, 3/30/2045	189,000	165,899
6.40%, 11/30/2033	195,000	213,749
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	200,000	122,928
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	200,000	198,460

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Stanford Health Care:
3.03%, 8/15/2051	$150,000	$97,446
Series 2018, 3.80%, 11/15/2048	300,000	229,113
Sutter Health:
Series 20A, 2.29%, 8/15/2030	225,000	203,220
Series 20A, 3.16%, 8/15/2040	200,000	154,694
Series 20A, 3.36%, 8/15/2050	378,000	262,041
Series 2018, 4.09%, 8/15/2048	312,000	248,686
Series 2025, 5.21%, 8/15/2032	250,000	256,782
Series 2025, 5.54%, 8/15/2035	250,000	258,550
Toledo Hospital AGM, 5.75%, 11/15/2038 (a)	404,000	403,467
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	215,000	154,615
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	261,700	234,180
2.75%, 5/15/2040	325,000	235,641
2.88%, 8/15/2029	487,000	459,645
2.90%, 5/15/2050	246,000	153,088
2.95%, 10/15/2027	349,000	339,532
3.05%, 5/15/2041	310,000	227,748
3.25%, 5/15/2051	642,000	425,550
3.38%, 4/15/2027	502,000	494,841
3.45%, 1/15/2027	699,400	691,979
3.50%, 8/15/2039	741,600	598,538
3.75%, 10/15/2047	289,000	214,834
3.85%, 6/15/2028	626,000	620,616
3.88%, 12/15/2028	312,000	307,944
3.88%, 8/15/2059	401,000	282,729
3.95%, 10/15/2042	254,000	205,758
4.00%, 5/15/2029 (a)	547,000	540,567
4.20%, 5/15/2032	200,000	193,526
4.20%, 1/15/2047	250,000	200,683
4.25%, 6/15/2048	250,000	200,938
4.38%, 3/15/2042	200,000	171,898
4.40%, 6/15/2028	75,000	75,362
4.45%, 12/15/2048	400,000	331,152
4.50%, 4/15/2033	350,000	341,043
4.60%, 4/15/2027	480,000	483,048
4.63%, 7/15/2035	201,000	194,188
4.65%, 1/15/2031	125,000	125,633
4.70%, 4/15/2029	404,000	408,759
4.75%, 7/15/2026	150,000	150,546
4.75%, 5/15/2052	558,000	475,773
4.80%, 1/15/2030	500,000	507,765
4.90%, 4/15/2031 (a)	558,000	566,911
4.95%, 1/15/2032	350,000	354,371
Security Description	Principal Amount	Value
4.95%, 5/15/2062	$228,000	$196,030
5.00%, 4/15/2034	354,000	353,635
5.05%, 4/15/2053	843,000	752,192
5.15%, 7/15/2034	450,000	454,212
5.20%, 4/15/2063	550,000	489,395
5.25%, 2/15/2028 (a)	359,000	368,478
5.30%, 2/15/2030	339,000	350,862
5.30%, 6/15/2035 (a)	105,000	107,008
5.35%, 2/15/2033	546,000	562,009
5.38%, 4/15/2054	384,000	358,771
5.50%, 7/15/2044	400,000	389,724
5.50%, 4/15/2064	300,000	280,257
5.63%, 7/15/2054 (a)	746,000	723,232
5.70%, 10/15/2040	258,000	263,495
5.75%, 7/15/2064	245,000	238,218
5.88%, 2/15/2053	670,000	670,898
5.95%, 6/15/2055	90,000	91,448
6.05%, 2/15/2063	1,043,000	1,057,247
6.50%, 6/15/2037	250,000	274,417
6.63%, 11/15/2037	221,000	245,794
6.88%, 2/15/2038	669,600	760,579
Universal Health Services, Inc.:
1.65%, 9/1/2026	501,000	483,736
2.65%, 10/15/2030	315,000	280,728
2.65%, 1/15/2032	200,000	169,758
4.63%, 10/15/2029	175,000	173,056
5.05%, 10/15/2034 (a)	275,000	262,727
UPMC 5.38%, 5/15/2043	200,000	190,580
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050 (a)	340,000	211,290
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	370,000	228,978
Series 2018, 4.81%, 9/1/2048	200,000	173,040
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	205,000	118,037
		78,638,523
HOME BUILDERS — 0.1%
DR Horton, Inc.:
1.30%, 10/15/2026	200,000	192,400
1.40%, 10/15/2027	310,000	291,536
4.85%, 10/15/2030	180,000	181,604
Lennar Corp.:
4.75%, 11/29/2027	649,000	653,543
5.20%, 7/30/2030	145,000	147,751
MDC Holdings, Inc.:
3.97%, 8/6/2061	675,000	472,189
6.00%, 1/15/2043	550,000	495,858

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	$210,000	$210,737
NVR, Inc. 3.00%, 5/15/2030	300,000	279,306
PulteGroup, Inc.:
5.00%, 1/15/2027	181,000	182,292
7.88%, 6/15/2032 (a)	210,000	243,758
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	230,000	228,878
5.60%, 6/15/2035	355,000	357,847
		3,937,699
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc. 3.50%, 11/15/2027 (a)	276,000	267,814
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	500,000	491,480
Series MTN, 3.70%, 8/1/2047	200,000	157,030
4.20%, 5/1/2030	140,000	140,589
4.60%, 3/1/2028 (a)	200,000	203,498
Conopco, Inc. Series E, 7.25%, 12/15/2026	150,000	155,885
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	290,000	252,570
2.38%, 12/1/2029	290,000	267,342
2.60%, 4/15/2030 (a)	450,000	414,688
3.13%, 12/1/2049	420,000	268,737
4.38%, 5/15/2028	350,000	351,186
4.65%, 5/15/2033 (a)	300,000	295,371
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	761,000	750,186
3.63%, 3/24/2032	925,000	865,319
4.00%, 3/24/2052	261,000	201,573
Kenvue, Inc.:
4.85%, 5/22/2032	500,000	505,825
5.20%, 3/22/2063	529,000	489,510
Procter & Gamble Co.:
1.20%, 10/29/2030 (a)	400,000	345,096
2.45%, 11/3/2026	726,000	712,184
2.80%, 3/25/2027	226,000	221,776
2.85%, 8/11/2027	153,000	149,642
3.00%, 3/25/2030	865,000	825,366
3.60%, 3/25/2050	232,000	176,578
4.05%, 5/1/2030	250,000	250,082
4.05%, 1/26/2033 (a)	435,000	428,901
4.15%, 10/24/2029 (a)	190,000	191,262
4.35%, 1/29/2029 (a)	504,000	511,001
4.55%, 10/24/2034	250,000	249,260
4.60%, 5/1/2035 (a)	250,000	249,943
Unilever Capital Corp.:
1.75%, 8/12/2031	289,000	250,161
2.00%, 7/28/2026	325,000	317,632
2.63%, 8/12/2051	200,000	121,974
Security Description	Principal Amount	Value
2.90%, 5/5/2027	$451,000	$442,670
3.50%, 3/22/2028	678,000	669,355
4.25%, 8/12/2027 (a)	304,000	305,362
4.63%, 8/12/2034	110,000	109,182
		12,338,216
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 4.88%, 12/6/2028	230,000	233,484
Church & Dwight Co., Inc.:
5.00%, 6/15/2052	190,000	171,181
5.60%, 11/15/2032	130,000	136,833
Clorox Co.:
1.80%, 5/15/2030	955,000	843,876
4.60%, 5/1/2032	306,000	305,743
Kimberly-Clark Corp.:
1.05%, 9/15/2027	416,000	390,969
2.88%, 2/7/2050	180,000	116,325
3.20%, 7/30/2046 (a)	360,000	252,839
3.90%, 5/4/2047	200,000	156,672
3.95%, 11/1/2028	275,000	274,417
6.63%, 8/1/2037	200,000	231,140
		3,113,479
INSURANCE — 0.7%
Aflac, Inc.:
3.60%, 4/1/2030 (a)	338,000	328,282
4.75%, 1/15/2049	448,000	388,147
Alleghany Corp.:
3.25%, 8/15/2051	540,000	362,308
3.63%, 5/15/2030	253,000	245,666
Allstate Corp.:
1.45%, 12/15/2030 (a)	404,000	344,475
3.28%, 12/15/2026	134,000	132,121
5.05%, 6/24/2029	200,000	205,228
5.25%, 3/30/2033 (a)	390,000	399,711
5.95%, 4/1/2036	200,000	213,026
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (d)	350,000	358,806
American Financial Group, Inc. 4.50%, 6/15/2047	596,000	483,106
American International Group, Inc.:
3.40%, 6/30/2030	300,000	285,441
3.88%, 1/15/2035	225,000	205,567
4.75%, 4/1/2048	300,000	266,109
4.85%, 5/7/2030	115,000	116,807
5.13%, 3/27/2033	888,000	902,785
5.45%, 5/7/2035	90,000	92,209
American National Group, Inc.:
5.00%, 6/15/2027 (a)	250,000	251,085
5.75%, 10/1/2029	225,000	230,467
6.00%, 7/15/2035	500,000	502,175
Aon Corp.:
2.80%, 5/15/2030 (a)	517,000	479,275

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.75%, 5/2/2029	$340,000	$332,751
6.25%, 9/30/2040	200,000	212,342
Aon Corp./Aon Global Holdings PLC:
2.85%, 5/28/2027	370,000	360,713
2.90%, 8/23/2051	253,000	156,384
5.00%, 9/12/2032 (a)	335,000	340,601
Aon Global Ltd. 4.60%, 6/14/2044	297,000	257,508
Aon North America, Inc.:
5.13%, 3/1/2027	190,000	192,335
5.15%, 3/1/2029	500,000	512,145
5.30%, 3/1/2031	490,000	507,008
5.45%, 3/1/2034	500,000	513,605
5.75%, 3/1/2054	500,000	492,790
Arch Capital Finance LLC 4.01%, 12/15/2026	391,000	389,268
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	465,000	433,008
Arthur J Gallagher & Co.:
2.40%, 11/9/2031 (a)	160,000	140,067
3.05%, 3/9/2052	300,000	189,186
3.50%, 5/20/2051	530,000	368,398
4.60%, 12/15/2027	105,000	105,830
4.85%, 12/15/2029	165,000	167,407
5.00%, 2/15/2032	165,000	167,211
5.15%, 2/15/2035	280,000	280,157
5.45%, 7/15/2034	350,000	358,463
5.55%, 2/15/2055	360,000	345,427
6.50%, 2/15/2034	160,000	175,376
Aspen Insurance Holdings Ltd. 5.75%, 7/1/2030	250,000	254,157
Assurant, Inc.:
3.70%, 2/22/2030	155,000	147,514
4.90%, 3/27/2028	175,000	176,337
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	184,000	125,425
6.13%, 9/15/2028	200,000	210,224
Athene Holding Ltd.:
3.95%, 5/25/2051	214,000	151,054
4.13%, 1/12/2028	515,000	509,922
5.88%, 1/15/2034 (a)	381,000	394,381
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (d)	200,000	196,936
6.65%, 2/1/2033 (a)	433,000	468,203
AXIS Specialty Finance LLC 3.90%, 7/15/2029	210,000	204,431
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030	228,000	206,641
2.30%, 3/15/2027	500,000	487,715
2.85%, 10/15/2050	391,000	252,480
2.88%, 3/15/2032	200,000	184,346
3.85%, 3/15/2052	791,000	611,846
4.20%, 8/15/2048	742,000	623,517
Security Description	Principal Amount	Value
4.25%, 1/15/2049	$890,000	$752,317
4.40%, 5/15/2042	162,000	149,698
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	545,500	508,946
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	349,000	342,945
5.63%, 5/15/2030 (a)	389,000	399,172
Brown & Brown, Inc.:
2.38%, 3/15/2031	622,000	547,416
4.20%, 3/17/2032	200,000	191,330
4.60%, 12/23/2026	100,000	100,466
4.70%, 6/23/2028	100,000	100,874
4.90%, 6/23/2030	200,000	201,882
5.25%, 6/23/2032 (a)	200,000	203,878
5.55%, 6/23/2035	100,000	102,014
5.65%, 6/11/2034	125,000	128,328
6.25%, 6/23/2055	100,000	103,143
Chubb Corp.:
6.00%, 5/11/2037	256,400	278,243
Series 1, 6.50%, 5/15/2038	288,000	323,945
Chubb INA Holdings LLC:
3.05%, 12/15/2061	290,000	179,223
4.35%, 11/3/2045	637,000	551,101
4.65%, 8/15/2029	100,000	101,736
5.00%, 3/15/2034	487,000	495,985
Cincinnati Financial Corp. 6.13%, 11/1/2034	245,000	260,403
CNA Financial Corp.:
2.05%, 8/15/2030	180,000	158,477
3.45%, 8/15/2027	256,000	251,098
3.90%, 5/1/2029	370,000	362,633
5.13%, 2/15/2034	105,000	105,130
CNO Financial Group, Inc. 5.25%, 5/30/2029 (a)	150,000	151,385
Corebridge Financial, Inc.:
3.65%, 4/5/2027	1,826,000	1,803,065
3.90%, 4/5/2032	230,000	215,887
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (d)	200,000	199,528
Enstar Group Ltd. 3.10%, 9/1/2031	641,000	569,881
Equitable Holdings, Inc.:
4.35%, 4/20/2028	881,000	879,071
5.59%, 1/11/2033	200,000	207,968
Essent Group Ltd. 6.25%, 7/1/2029	250,000	258,910
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	392,000	242,922
3.50%, 10/15/2050	454,000	310,150
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	205,000	203,627
7.40%, 1/13/2028	230,000	241,249
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	160,000	148,555
4.85%, 4/17/2028	365,000	368,281

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.75%, 5/20/2035 (b)	$250,000	$253,457
6.00%, 12/7/2033	200,000	208,730
6.10%, 3/15/2055	300,000	295,992
6.35%, 3/22/2054	200,000	203,394
6.50%, 5/20/2055 (b)	250,000	255,255
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	200,000	173,576
3.40%, 6/15/2030	256,000	239,268
First American Financial Corp.:
4.00%, 5/15/2030	262,000	251,166
5.45%, 9/30/2034	300,000	294,771
Globe Life, Inc.:
4.55%, 9/15/2028	200,000	200,996
4.80%, 6/15/2032	200,000	196,768
5.85%, 9/15/2034 (a)	200,000	207,044
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	391,000	348,060
Hartford Insurance Group, Inc.:
2.90%, 9/15/2051	200,000	125,056
3.60%, 8/19/2049	348,000	254,548
4.30%, 4/15/2043	109,000	91,799
4.40%, 3/15/2048	240,000	201,118
Jackson Financial, Inc. 3.13%, 11/23/2031 (a)	200,000	177,326
Kemper Corp.:
2.40%, 9/30/2030	155,000	136,253
3.80%, 2/23/2032 (a)	245,000	223,359
Lincoln National Corp.:
3.40%, 3/1/2032	514,000	462,040
3.80%, 3/1/2028 (a)	340,000	334,424
7.00%, 6/15/2040	300,000	332,574
Loews Corp.:
3.20%, 5/15/2030	229,000	216,808
4.13%, 5/15/2043	348,000	295,226
Manulife Financial Corp.:
2.48%, 5/19/2027	100,000	97,033
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (d)	609,000	601,899
5.38%, 3/4/2046	311,000	306,490
Markel Group, Inc.:
3.35%, 9/17/2029	235,000	226,265
5.00%, 5/20/2049	345,000	301,789
6.00%, 5/16/2054	285,000	284,966
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	308,000	275,789
2.38%, 12/15/2031 (a)	66,000	57,745
4.20%, 3/1/2048	368,000	302,467
4.35%, 1/30/2047	304,000	256,880
4.38%, 3/15/2029	393,000	394,627
4.65%, 3/15/2030	210,000	212,501
4.75%, 3/15/2039	168,000	159,556
4.85%, 11/15/2031	500,000	507,510
4.90%, 3/15/2049	621,000	560,217
5.00%, 3/15/2035	750,000	749,475
Security Description	Principal Amount	Value
5.35%, 11/15/2044	$467,000	$457,833
5.40%, 9/15/2033	500,000	518,290
5.40%, 3/15/2055 (a)	474,000	456,879
5.75%, 11/1/2032	116,000	123,577
MetLife, Inc.:
4.05%, 3/1/2045	433,500	354,599
4.13%, 8/13/2042	367,000	308,460
4.55%, 3/23/2030	635,000	643,566
4.72%, 12/15/2044	388,000	345,246
4.88%, 11/13/2043	177,000	162,456
5.00%, 7/15/2052	689,000	624,709
5.25%, 1/15/2054	470,000	442,674
5.30%, 12/15/2034 (a)	430,000	441,597
5.38%, 7/15/2033 (a)	287,000	298,773
5.70%, 6/15/2035 (a)	325,000	344,068
5.88%, 2/6/2041	222,000	230,114
10.75%, 8/1/2069	250,000	334,810
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	233,000	230,542
Old Republic International Corp. 3.88%, 8/26/2026	246,000	244,315
PartnerRe Finance B LLC 3.70%, 7/2/2029	366,000	355,020
Primerica, Inc. 2.80%, 11/19/2031	189,000	167,195
Principal Financial Group, Inc.:
3.70%, 5/15/2029	434,000	423,384
4.63%, 9/15/2042	180,000	159,844
5.38%, 3/15/2033	108,000	110,925
Progressive Corp.:
3.20%, 3/26/2030	709,000	676,882
3.70%, 3/15/2052	100,000	74,527
4.13%, 4/15/2047	223,000	183,297
4.20%, 3/15/2048	455,000	376,381
4.35%, 4/25/2044	238,000	203,435
Prudential Financial, Inc.:
Series MTN, 2.10%, 3/10/2030 (a)	200,000	181,994
Series MTN, 3.70%, 3/13/2051	434,000	318,881
3.91%, 12/7/2047	437,000	341,354
3.94%, 12/7/2049	1,483,000	1,134,525
Series MTN, 4.35%, 2/25/2050	244,000	202,620
Series MTN, 4.42%, 3/27/2048	517,000	434,223
Series MTN, 4.60%, 5/15/2044	300,000	265,053
5.20%, 3/14/2035	155,000	156,533
Series MTN, 5.70%, 12/14/2036	750,000	787,237
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (a) (d)	400,000	412,208

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series MTN, 6.63%, 6/21/2040	$200,000	$224,872
Prudential Funding Asia PLC 3.13%, 4/14/2030 (a)	300,000	283,272
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	400,000	373,732
3.90%, 5/15/2029	208,000	204,200
5 yr. CMT + 2.39%, 6.65%, 9/15/2055 (d)	500,000	498,475
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029	200,000	193,530
5.80%, 4/1/2035	250,000	256,670
Travelers Cos., Inc.:
3.05%, 6/8/2051	200,000	131,588
3.75%, 5/15/2046	100,000	77,532
4.00%, 5/30/2047	158,000	126,537
4.05%, 3/7/2048	485,000	387,549
4.10%, 3/4/2049	200,000	161,132
5.35%, 11/1/2040	374,000	375,402
Series MTN, 6.25%, 6/15/2037	196,000	215,869
6.75%, 6/20/2036	354,000	404,732
Unum Group:
4.00%, 6/15/2029	150,000	147,188
4.13%, 6/15/2051	218,000	162,377
4.50%, 12/15/2049	258,000	204,346
5.75%, 8/15/2042	200,000	193,558
6.00%, 6/15/2054	105,000	103,325
W.R. Berkley Corp.:
3.15%, 9/30/2061	359,000	220,509
4.75%, 8/1/2044	235,000	205,310
Willis North America, Inc.:
2.95%, 9/15/2029	150,000	141,191
4.50%, 9/15/2028	418,500	419,672
4.65%, 6/15/2027	177,000	178,097
5.05%, 9/15/2048	200,000	177,776
5.90%, 3/5/2054	500,000	496,160
XL Group Ltd. 5.25%, 12/15/2043	215,000	206,121
		63,269,732
INTERNET — 0.4%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (a)	200,000	139,082
3.15%, 2/9/2051	614,000	398,333
3.25%, 2/9/2061	270,000	166,968
3.40%, 12/6/2027 (a)	365,000	358,310
4.00%, 12/6/2037	475,000	419,216
4.20%, 12/6/2047	233,000	186,582
4.40%, 12/6/2057	369,000	293,425
4.50%, 11/28/2034 (a)	250,000	240,328
4.88%, 5/26/2030 (a) (b)	550,000	561,709
5.25%, 5/26/2035 (b)	355,000	359,004
5.63%, 11/26/2054 (b)	950,000	925,309
Security Description	Principal Amount	Value
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	$309,000	$290,111
1.10%, 8/15/2030	628,500	542,766
1.90%, 8/15/2040	495,000	332,204
2.00%, 8/15/2026	813,000	795,244
2.05%, 8/15/2050 (a)	686,000	383,035
2.25%, 8/15/2060 (a)	370,000	196,692
4.00%, 5/15/2030	165,000	165,081
4.50%, 5/15/2035 (a)	500,000	493,325
5.25%, 5/15/2055	240,000	236,278
5.30%, 5/15/2065	415,000	406,409
Amazon.com, Inc.:
1.20%, 6/3/2027	529,000	502,127
1.50%, 6/3/2030 (a)	472,000	417,545
1.65%, 5/12/2028	200,000	187,842
2.10%, 5/12/2031	810,000	719,223
2.50%, 6/3/2050	313,000	188,088
2.70%, 6/3/2060 (a)	723,000	415,096
2.88%, 5/12/2041	610,000	455,212
3.10%, 5/12/2051	1,091,000	735,345
3.15%, 8/22/2027	1,026,000	1,009,174
3.25%, 5/12/2061	400,000	260,424
3.30%, 4/13/2027	1,070,000	1,057,962
3.45%, 4/13/2029	692,000	678,949
3.60%, 4/13/2032 (a)	306,000	292,830
3.88%, 8/22/2037	1,066,000	963,867
3.95%, 4/13/2052	415,000	327,460
4.05%, 8/22/2047	1,079,000	891,686
4.25%, 8/22/2057	566,000	463,701
4.55%, 12/1/2027	500,000	506,690
4.65%, 12/1/2029	974,000	996,032
4.70%, 12/1/2032	379,000	385,852
4.80%, 12/5/2034 (a)	801,000	817,276
4.95%, 12/5/2044	534,000	517,222
Ameritrade Holding LLC 3.30%, 4/1/2027	5,000	4,876
Baidu, Inc.:
1.63%, 2/23/2027 (a)	211,000	202,134
3.43%, 4/7/2030 (a)	200,000	191,802
4.38%, 3/29/2028	570,000	571,260
Booking Holdings, Inc.:
3.55%, 3/15/2028	293,000	288,417
4.63%, 4/13/2030	613,000	620,295
eBay, Inc.:
2.60%, 5/10/2031 (a)	160,000	143,547
2.70%, 3/11/2030	260,000	240,994
3.60%, 6/5/2027 (a)	302,000	298,723
6.30%, 11/22/2032	970,000	1,059,056
Expedia Group, Inc.:
2.95%, 3/15/2031	267,000	243,226
3.25%, 2/15/2030 (a)	502,000	474,034
3.80%, 2/15/2028	300,000	295,551
4.63%, 8/1/2027	115,000	115,457
JD.com, Inc. 3.38%, 1/14/2030 (a)	200,000	191,416

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Meta Platforms, Inc.:
3.50%, 8/15/2027	$684,000	$677,543
3.85%, 8/15/2032 (a)	1,100,000	1,057,859
4.30%, 8/15/2029	395,000	398,752
4.45%, 8/15/2052	1,011,000	852,071
4.55%, 8/15/2031	175,000	177,490
4.60%, 5/15/2028	550,000	560,180
4.65%, 8/15/2062	428,000	360,830
4.75%, 8/15/2034	660,000	663,016
4.95%, 5/15/2033	870,000	891,480
5.40%, 8/15/2054	315,000	307,103
5.55%, 8/15/2064	453,000	442,826
5.60%, 5/15/2053	945,000	944,575
5.75%, 5/15/2063	542,000	546,835
Netflix, Inc.:
4.38%, 11/15/2026 (a)	250,000	251,308
4.88%, 4/15/2028 (a)	940,000	959,345
4.90%, 8/15/2034 (a)	325,000	331,198
5.40%, 8/15/2054	155,000	152,866
Tencent Music Entertainment Group 2.00%, 9/3/2030 (a)	345,000	305,049
Uber Technologies, Inc.:
4.30%, 1/15/2030	400,000	398,552
4.80%, 9/15/2034	505,000	497,162
5.35%, 9/15/2054 (a)	270,000	252,312
VeriSign, Inc.:
2.70%, 6/15/2031	200,000	178,948
4.75%, 7/15/2027	165,000	165,038
5.25%, 6/1/2032	500,000	509,375
Weibo Corp. 3.38%, 7/8/2030 (a)	336,000	312,638
		37,814,153
INVESTMENT COMPANY SECURITY — 0.2%
Apollo Debt Solutions BDC:
6.55%, 3/15/2032 (b)	250,000	255,685
6.70%, 7/29/2031 (a)	510,000	529,390
6.90%, 4/13/2029	200,000	208,632
ARES Capital Corp.:
2.15%, 7/15/2026	302,000	294,269
2.88%, 6/15/2028	160,000	150,781
3.20%, 11/15/2031 (a)	150,000	130,697
5.50%, 9/1/2030 (a)	500,000	498,315
5.80%, 3/8/2032 (a)	500,000	498,015
5.95%, 7/15/2029	263,000	269,133
7.00%, 1/15/2027	515,000	531,619
ARES Strategic Income Fund:
5.45%, 9/9/2028 (b)	145,000	145,020
5.70%, 3/15/2028	200,000	201,550
5.80%, 9/9/2030 (a) (b)	175,000	175,572
6.20%, 3/21/2032 (a)	200,000	200,936
6.35%, 8/15/2029 (a)	275,000	281,980
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	5,000	4,845
Security Description	Principal Amount	Value
5.95%, 3/15/2030	$250,000	$247,898
Barings BDC, Inc. 7.00%, 2/15/2029 (a)	243,000	250,572
Barings Private Credit Corp. 6.15%, 6/11/2030 (b)	500,000	494,355
Blackstone Private Credit Fund:
2.63%, 12/15/2026	462,000	446,320
3.25%, 3/15/2027	358,000	348,040
4.00%, 1/15/2029 (a)	214,000	205,455
5.25%, 4/1/2030 (a)	250,000	247,800
5.60%, 11/22/2029	200,000	201,340
6.00%, 1/29/2032	250,000	251,510
6.00%, 11/22/2034 (a)	200,000	195,822
7.30%, 11/27/2028	258,000	275,345
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (a)	200,000	191,078
2.75%, 9/16/2026 (a)	200,000	194,764
2.85%, 9/30/2028	225,000	209,457
5.30%, 6/30/2030	290,000	287,274
5.35%, 4/13/2028	490,000	493,528
Blue Owl Capital Corp.:
2.63%, 1/15/2027	269,000	259,924
2.88%, 6/11/2028	300,000	279,576
3.13%, 4/13/2027	225,000	217,060
3.40%, 7/15/2026	263,000	258,655
5.95%, 3/15/2029 (a)	345,000	346,828
6.20%, 7/15/2030	350,000	353,720
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	200,000	200,582
6.60%, 9/15/2029	500,000	514,945
6.65%, 3/15/2031 (a)	225,000	231,712
7.75%, 9/16/2027 (a)	357,000	374,307
7.75%, 1/15/2029	200,000	212,946
7.95%, 6/13/2028	200,000	213,938
Blue Owl Technology Finance Corp.:
2.50%, 1/15/2027	105,000	100,593
6.10%, 3/15/2028 (b)	420,000	422,092
6.75%, 4/4/2029	380,000	387,733
Carlyle Secured Lending, Inc. 6.75%, 2/18/2030	200,000	204,418
Franklin BSP Capital Corp. 7.20%, 6/15/2029	200,000	207,378
FS KKR Capital Corp.:
2.63%, 1/15/2027	220,000	211,132
3.13%, 10/12/2028 (a)	245,000	224,562
6.13%, 1/15/2030 (a)	250,000	248,715
6.88%, 8/15/2029	250,000	256,473
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	245,000	250,664
Goldman Sachs Private Credit Corp.:
5.88%, 5/6/2028 (b)	155,000	156,598
6.25%, 5/6/2030 (a) (b)	250,000	253,518

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Golub Capital BDC, Inc.:
2.50%, 8/24/2026 (a)	$450,000	$437,971
6.00%, 7/15/2029 (a)	143,000	144,915
7.05%, 12/5/2028 (a)	305,000	320,619
Golub Capital Private Credit Fund 5.88%, 5/1/2030 (a)	215,000	214,834
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031	500,000	505,810
6.38%, 7/1/2034	321,000	321,289
6.75%, 7/15/2035	350,000	356,391
HPS Corporate Lending Fund:
5.30%, 6/5/2027 (b)	65,000	65,106
5.45%, 1/14/2028 (a)	210,000	210,668
5.85%, 6/5/2030 (a) (b)	250,000	249,615
5.95%, 4/14/2032	200,000	198,954
Main Street Capital Corp. 6.50%, 6/4/2027	125,000	127,840
Morgan Stanley Direct Lending Fund:
6.00%, 5/19/2030	145,000	145,697
6.15%, 5/17/2029 (a)	265,000	270,952
MSD Investment Corp. 6.25%, 5/31/2030 (b)	250,000	247,795
North Haven Private Income Fund LLC 5.75%, 2/1/2030	150,000	149,330
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030 (a)	165,000	169,453
Oaktree Specialty Lending Corp.:
6.34%, 2/27/2030	200,000	198,074
7.10%, 2/15/2029 (a)	200,000	205,686
Sixth Street Lending Partners:
6.13%, 7/15/2030 (a) (b)	308,000	313,707
6.50%, 3/11/2029 (a)	200,000	206,506
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026 (a)	200,000	195,616
6.95%, 8/14/2028	210,000	221,038
		20,782,932
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.55%, 11/29/2027	378,000	394,054
6.75%, 3/1/2041	140,000	147,788
6.80%, 11/29/2032 (a)	325,000	357,233
7.00%, 10/15/2039	280,000	309,966
Gerdau Trade, Inc. 5.75%, 6/9/2035	350,000	350,168
Nucor Corp.:
2.70%, 6/1/2030	80,000	73,906
3.13%, 4/1/2032 (a)	201,000	182,982
3.95%, 5/1/2028	385,000	383,364
4.30%, 5/23/2027	165,000	165,543
Security Description	Principal Amount	Value
4.40%, 5/1/2048 (a)	$319,000	$267,548
4.65%, 6/1/2030	500,000	503,855
5.10%, 6/1/2035 (a)	500,000	501,695
Steel Dynamics, Inc.:
3.25%, 1/15/2031	210,000	195,787
3.25%, 10/15/2050	200,000	131,642
3.45%, 4/15/2030	200,000	190,326
5.25%, 5/15/2035	110,000	110,074
5.75%, 5/15/2055	120,000	116,294
Vale Overseas Ltd.:
3.75%, 7/8/2030	466,000	439,951
6.13%, 6/12/2033 (a)	300,000	314,388
6.40%, 6/28/2054 (a)	640,000	629,939
6.88%, 11/21/2036	352,000	381,987
6.88%, 11/10/2039	150,000	162,644
Vale SA 5.63%, 9/11/2042	203,000	196,906
		6,508,040
IT SERVICES — 0.2%
Accenture Capital, Inc.:
3.90%, 10/4/2027	490,000	488,633
4.05%, 10/4/2029	495,000	491,743
4.25%, 10/4/2031	165,000	163,301
4.50%, 10/4/2034	160,000	155,653
Apple, Inc.:
4.00%, 5/10/2028	785,000	787,622
4.00%, 5/12/2028 (a)	580,000	581,201
4.20%, 5/12/2030	500,000	502,290
4.30%, 5/10/2033 (a)	520,000	521,383
4.50%, 5/12/2032	500,000	506,235
4.75%, 5/12/2035 (a)	500,000	503,990
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	252,000	258,363
5.95%, 4/15/2035 (a)	290,000	295,867
CGI, Inc. 4.95%, 3/14/2030 (b)	500,000	505,190
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	370,000	276,423
3.45%, 12/15/2051 (a)	200,000	137,310
4.35%, 2/1/2030	284,000	281,631
4.75%, 4/1/2028 (a)	250,000	252,975
4.85%, 2/1/2035	250,000	241,183
5.00%, 4/1/2030	180,000	182,902
5.30%, 4/1/2032	125,000	127,641
5.40%, 4/15/2034	485,000	493,798
5.50%, 4/1/2035	450,000	454,540
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027	241,000	241,255
4.45%, 9/25/2026	387,000	387,639
4.55%, 10/15/2029	400,000	398,036
4.85%, 10/15/2031 (a)	368,000	366,458
5.00%, 10/15/2034	685,000	664,628
5.25%, 7/1/2028	525,000	538,198

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.60%, 10/15/2054 (a)	$500,000	$461,385
HP, Inc. 5.40%, 4/25/2030	105,000	107,830
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	200,000	201,236
4.60%, 2/5/2029	391,000	394,851
4.90%, 2/5/2034	200,000	199,498
5.25%, 2/5/2044	450,000	431,559
5.30%, 2/5/2054	125,000	116,773
International Business Machines Corp.:
4.65%, 2/10/2028 (a)	500,000	505,740
4.80%, 2/10/2030	500,000	508,005
5.00%, 2/10/2032	500,000	510,140
5.20%, 2/10/2035	500,000	507,210
5.70%, 2/10/2055 (a)	500,000	494,445
Leidos, Inc.:
5.40%, 3/15/2032 (a)	270,000	276,299
5.50%, 3/15/2035	335,000	340,095
NetApp, Inc.:
5.50%, 3/17/2032	175,000	180,502
5.70%, 3/17/2035	250,000	256,795
		16,298,451
LEISURE TIME — 0.0% *
Brunswick Corp. 5.10%, 4/1/2052	200,000	153,204
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	275,000	261,429
3.70%, 1/15/2031	145,000	134,554
Hyatt Hotels Corp.:
4.38%, 9/15/2028	201,000	200,302
5.05%, 3/30/2028	90,000	90,980
5.25%, 6/30/2029	208,000	211,615
5.38%, 12/15/2031	500,000	507,930
5.75%, 1/30/2027	360,000	367,452
5.75%, 3/30/2032 (a)	125,000	128,347
Las Vegas Sands Corp.:
3.50%, 8/18/2026	300,000	295,806
3.90%, 8/8/2029	200,000	190,278
5.63%, 6/15/2028	175,000	178,551
6.00%, 8/15/2029	200,000	205,474
6.00%, 6/14/2030	250,000	257,850
6.20%, 8/15/2034	200,000	204,320
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (a)	500,000	425,355
Series HH, 2.85%, 4/15/2031	371,000	336,950
Series X, 4.00%, 4/15/2028	248,000	245,711
Series FF, 4.63%, 6/15/2030	200,000	200,648
4.80%, 3/15/2030	200,000	201,956
Security Description	Principal Amount	Value
4.88%, 5/15/2029	$200,000	$202,872
5.00%, 10/15/2027	333,000	338,438
5.10%, 4/15/2032 (a)	320,000	324,122
5.35%, 3/15/2035 (a)	200,000	201,648
5.50%, 4/15/2037	306,000	306,043
5.55%, 10/15/2028 (a)	540,000	559,980
Sands China Ltd.:
3.25%, 8/8/2031	200,000	176,404
4.38%, 6/18/2030 (a)	289,000	276,284
5.40%, 8/8/2028	710,000	715,495
		7,746,794
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027	418,000	392,489
Series MTN, 1.15%, 9/14/2026	252,000	243,447
Series MTN, 3.60%, 8/12/2027	200,000	198,072
4.38%, 8/16/2029 (a)	195,000	196,451
4.40%, 10/15/2027	250,000	251,625
4.40%, 3/3/2028	500,000	503,820
4.45%, 10/16/2026	180,000	180,911
4.50%, 1/7/2027	100,000	100,736
4.50%, 1/8/2027	200,000	201,244
4.60%, 11/15/2027	300,000	303,528
4.70%, 11/15/2029	200,000	203,680
4.80%, 1/8/2030	100,000	102,410
4.85%, 2/27/2029 (a)	200,000	204,538
Caterpillar, Inc.:
2.60%, 9/19/2029 (a)	145,000	136,155
3.25%, 9/19/2049	428,000	299,797
3.80%, 8/15/2042	200,000	165,096
4.75%, 5/15/2064	375,000	330,068
5.20%, 5/15/2035	500,000	509,565
5.20%, 5/27/2041	200,000	198,488
5.30%, 9/15/2035	311,000	321,841
5.50%, 5/15/2055	125,000	124,336
6.05%, 8/15/2036	275,000	300,647
Eaton Capital ULC 4.45%, 5/9/2030	245,000	246,159
		5,715,103
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp.:
5.45%, 3/21/2027	200,000	202,828
5.80%, 3/21/2034 (a)	200,000	202,990
CNH Industrial Capital LLC:
4.50%, 10/8/2027	200,000	200,618
4.75%, 3/21/2028	125,000	125,945
5.10%, 4/20/2029	300,000	306,195
5.50%, 1/12/2029 (a)	399,000	412,171
Deere & Co.:
3.75%, 4/15/2050	200,000	155,210

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.45%, 1/16/2035	$250,000	$260,370
5.70%, 1/19/2055	315,000	325,115
Dover Corp.:
2.95%, 11/4/2029	255,000	240,340
5.38%, 3/1/2041	250,000	243,262
Flowserve Corp. 2.80%, 1/15/2032	497,000	432,534
IDEX Corp.:
3.00%, 5/1/2030	465,000	432,427
4.95%, 9/1/2029	200,000	203,102
Ingersoll Rand, Inc.:
5.40%, 8/14/2028	350,000	360,790
5.45%, 6/15/2034	460,000	472,664
5.70%, 8/14/2033	473,000	495,221
John Deere Capital Corp.:
1.45%, 1/15/2031 (a)	320,000	276,154
Series MTN, 1.50%, 3/6/2028	291,000	272,516
Series MTN, 1.70%, 1/11/2027	221,000	213,356
Series MTN, 2.25%, 9/14/2026	165,000	161,207
Series MTN, 2.45%, 1/9/2030	200,000	185,382
Series MTN, 2.80%, 7/18/2029	190,000	180,006
Series MTN, 3.05%, 1/6/2028	150,000	146,445
Series MTN, 3.45%, 3/7/2029	242,000	236,233
Series MTN, 4.15%, 9/15/2027	310,000	310,657
Series I, 4.25%, 6/5/2028 (a)	400,000	402,404
4.40%, 9/8/2031	200,000	199,616
4.50%, 1/8/2027	100,000	100,620
4.50%, 1/16/2029	848,000	857,226
Series I, 4.55%, 6/5/2030	500,000	504,820
4.65%, 1/7/2028	85,000	86,294
Series MTN, 4.70%, 6/10/2030	464,000	471,865
Series MTN, 4.85%, 3/5/2027	400,000	405,320
Series MTN, 4.85%, 6/11/2029	500,000	512,340
Series MTN, 4.85%, 10/11/2029	255,000	261,982
Series MTN, 4.90%, 6/11/2027	265,000	269,253
Series MTN, 4.95%, 7/14/2028	520,000	532,636
Series MTN, 5.05%, 6/12/2034	500,000	508,410
Series MTN, 5.10%, 4/11/2034 (a)	1,000,000	1,021,670
Series I, 5.15%, 9/8/2033 (a)	300,000	310,122
Security Description	Principal Amount	Value
Nordson Corp. 4.50%, 12/15/2029	$500,000	$500,205
nVent Finance SARL 5.65%, 5/15/2033	375,000	381,844
Otis Worldwide Corp.:
3.11%, 2/15/2040 (a)	408,000	313,634
3.36%, 2/15/2050	200,000	138,366
5.13%, 11/19/2031	200,000	205,962
5.25%, 8/16/2028 (a)	362,000	372,520
Rockwell Automation, Inc.:
1.75%, 8/15/2031	150,000	128,865
4.20%, 3/1/2049	485,000	399,465
Westinghouse Air Brake Technologies Corp.:
3.45%, 11/15/2026	289,000	285,405
4.70%, 9/15/2028	600,151	603,554
5.50%, 5/29/2035	250,000	253,670
5.61%, 3/11/2034	200,000	207,020
Xylem, Inc.:
1.95%, 1/30/2028	226,000	213,629
3.25%, 11/1/2026 (a)	130,000	128,080
4.38%, 11/1/2046	277,000	227,087
		17,857,622
MEDIA — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029 (a)	786,000	724,338
2.30%, 2/1/2032 (a)	275,000	231,814
2.80%, 4/1/2031	963,000	858,669
3.50%, 6/1/2041	588,000	426,682
3.50%, 3/1/2042	520,000	371,020
3.70%, 4/1/2051	1,013,000	675,195
3.75%, 2/15/2028	498,000	488,329
3.85%, 4/1/2061	375,000	240,206
3.90%, 6/1/2052	678,000	464,633
3.95%, 6/30/2062	300,000	193,077
4.20%, 3/15/2028	163,000	161,553
4.40%, 12/1/2061	628,000	440,479
4.80%, 3/1/2050	888,000	711,173
5.05%, 3/30/2029	461,000	465,633
5.13%, 7/1/2049	576,000	478,408
5.25%, 4/1/2053	450,000	383,571
5.38%, 5/1/2047	200,000	173,440
5.75%, 4/1/2048	784,000	713,393
6.10%, 6/1/2029	110,000	115,177
6.15%, 11/10/2026	250,000	254,845
6.38%, 10/23/2035	875,000	919,109
6.48%, 10/23/2045	942,000	933,296
6.55%, 6/1/2034	200,000	213,276
6.65%, 2/1/2034	240,000	256,819
6.83%, 10/23/2055	200,000	204,642
Comcast Corp.:
1.50%, 2/15/2031 (a)	407,000	347,436

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
1.95%, 1/15/2031 (a)	$200,000	$175,236
2.35%, 1/15/2027	615,000	598,217
2.65%, 2/1/2030	609,000	565,712
2.65%, 8/15/2062	290,000	151,235
2.80%, 1/15/2051	435,000	260,474
2.89%, 11/1/2051	1,088,000	661,363
2.94%, 11/1/2056	1,810,000	1,062,560
2.99%, 11/1/2063	975,000	548,203
3.15%, 2/15/2028	544,000	530,025
3.20%, 7/15/2036	248,000	207,169
3.25%, 11/1/2039	860,000	672,787
3.30%, 2/1/2027	661,000	651,944
3.40%, 7/15/2046	628,000	445,610
3.45%, 2/1/2050	377,000	259,206
3.55%, 5/1/2028 (a)	336,000	330,426
3.90%, 3/1/2038	516,000	446,995
3.97%, 11/1/2047	610,000	468,803
4.00%, 3/1/2048	705,000	544,168
4.00%, 11/1/2049	598,000	454,952
4.05%, 11/1/2052	482,000	361,481
4.15%, 10/15/2028	1,340,000	1,337,615
4.20%, 8/15/2034	175,000	165,361
4.25%, 10/15/2030 (a)	393,000	391,019
4.25%, 1/15/2033	200,000	193,214
4.40%, 8/15/2035	90,000	85,276
4.55%, 1/15/2029	641,000	648,173
4.60%, 10/15/2038	419,000	387,847
4.65%, 2/15/2033 (a)	290,000	287,793
4.65%, 7/15/2042	218,000	193,165
4.80%, 5/15/2033	550,000	548,438
4.95%, 5/15/2032 (a)	165,000	167,774
4.95%, 10/15/2058	295,000	252,461
5.30%, 6/1/2034	540,000	553,198
5.30%, 5/15/2035	250,000	254,678
5.35%, 5/15/2053	469,000	434,303
5.50%, 11/15/2032 (a)	825,000	865,549
5.50%, 5/15/2064	550,000	512,011
5.65%, 6/15/2035	320,000	334,768
5.65%, 6/1/2054 (a)	275,000	267,333
6.05%, 5/15/2055	250,000	255,218
6.45%, 3/15/2037	400,000	438,756
6.50%, 11/15/2035	152,000	168,779
6.95%, 8/15/2037	160,000	181,899
7.05%, 3/15/2033	261,000	296,726
Discovery Communications LLC:
3.95%, 3/20/2028	501,000	478,535
4.65%, 5/15/2050	420	282
5.00%, 9/20/2037	600,000	429,174
5.20%, 9/20/2047	3,000	1,990
6.35%, 6/1/2040	200,000	147,240
FactSet Research Systems, Inc. 2.90%, 3/1/2027	220,000	214,784
Security Description	Principal Amount	Value
Fox Corp.:
4.71%, 1/25/2029	$611,000	$616,224
5.48%, 1/25/2039	998,000	975,046
5.58%, 1/25/2049 (a)	578,000	541,546
6.50%, 10/13/2033	200,000	216,288
Grupo Televisa SAB:
5.25%, 5/24/2049	205,000	146,417
6.13%, 1/31/2046 (a)	200,000	164,818
6.63%, 1/15/2040	200,000	187,150
NBCUniversal Media LLC:
4.45%, 1/15/2043	390,000	335,657
5.95%, 4/1/2041	200,000	205,768
6.40%, 4/30/2040	585,000	636,147
Paramount Global:
3.70%, 6/1/2028	250,000	242,970
4.20%, 6/1/2029	226,000	219,995
4.20%, 5/19/2032	264,000	241,074
4.38%, 3/15/2043	226,000	166,424
4.60%, 1/15/2045	436,000	323,011
4.85%, 7/1/2042	481,000	379,634
4.90%, 8/15/2044	400,000	308,696
4.95%, 1/15/2031	447,000	434,475
4.95%, 5/19/2050	450,000	343,913
5.25%, 4/1/2044	200,000	159,076
5.50%, 5/15/2033	257,000	248,113
5.85%, 9/1/2043	585,000	508,236
5.90%, 10/15/2040	200,000	182,206
Time Warner Cable LLC:
4.50%, 9/15/2042	580,000	461,709
5.50%, 9/1/2041	508,500	462,135
6.55%, 5/1/2037	440,000	454,542
6.75%, 6/15/2039	348,000	360,876
7.30%, 7/1/2038	300,000	326,952
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026 (a)	288,000	280,996
Series MTN, 2.95%, 6/15/2027 (a)	382,000	375,388
Series MTN, 3.70%, 12/1/2042	290,000	231,359
Series E, 4.13%, 12/1/2041	150,000	127,767
Series GMTN, 4.13%, 6/1/2044	293,000	243,940
Walt Disney Co.:
2.00%, 9/1/2029 (a)	390,000	358,082
2.20%, 1/13/2028	300,538	288,117
2.65%, 1/13/2031 (a)	900,000	829,620
2.75%, 9/1/2049	917,000	576,793
3.38%, 11/15/2026	299,000	296,321
3.60%, 1/13/2051	1,088,000	803,172
3.70%, 3/23/2027	250,000	249,640
3.80%, 5/13/2060	200,000	145,932
4.63%, 3/23/2040	300,000	286,050
4.75%, 9/15/2044	378,000	341,156
4.75%, 11/15/2046	307,000	276,220

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.95%, 10/15/2045	$357,000	$328,851
5.40%, 10/1/2043	200,000	198,690
6.15%, 3/1/2037	200,000	218,214
6.40%, 12/15/2035	514,000	578,229
6.55%, 3/15/2033	200,000	225,674
6.65%, 11/15/2037	486,000	556,125
7.75%, 12/1/2045 (a)	250,000	314,888
		49,316,460
METAL FABRICATE & HARDWARE — 0.0% *
Precision Castparts Corp. 4.38%, 6/15/2045	200,000	170,030
Valmont Industries, Inc. 5.00%, 10/1/2044	225,000	200,461
		370,491
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	190,000	181,843
Barrick Mining Corp. 5.25%, 4/1/2042	150,000	144,236
Barrick North America Finance LLC:
5.70%, 5/30/2041	637,000	640,472
5.75%, 5/1/2043	294,000	296,675
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	270,000	231,560
4.75%, 2/28/2028	400,000	406,284
5.00%, 2/21/2030 (a)	200,000	204,998
5.00%, 9/30/2043	911,000	863,655
5.10%, 9/8/2028	500,000	512,870
5.13%, 2/21/2032 (a)	200,000	204,814
5.25%, 9/8/2026	450,000	455,350
5.25%, 9/8/2033	350,000	358,313
5.30%, 2/21/2035	200,000	204,126
5.50%, 9/8/2053 (a)	195,000	192,912
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	200,000	197,610
5.00%, 9/1/2027	250,000	250,205
5.40%, 11/14/2034 (a)	432,000	438,998
5.45%, 3/15/2043	637,000	603,086
Kinross Gold Corp. 4.50%, 7/15/2027	275,000	275,371
Newmont Corp.:
2.25%, 10/1/2030	624,000	563,347
2.60%, 7/15/2032 (a)	350,000	310,597
4.88%, 3/15/2042 (a)	537,000	499,866
6.25%, 10/1/2039	246,000	265,766
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35%, 3/15/2034	350,000	359,243
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	200,000	211,738
6.13%, 12/15/2033	205,000	222,257
7.25%, 3/15/2031	270,000	309,628
Security Description	Principal Amount	Value
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	$666,000	$404,542
Rio Tinto Finance USA PLC:
4.38%, 3/12/2027 (a)	310,000	311,686
4.50%, 3/14/2028	110,000	110,858
4.75%, 3/22/2042	150,000	136,007
4.88%, 3/14/2030	235,000	239,634
5.00%, 3/14/2032 (a)	250,000	254,283
5.00%, 3/9/2033	242,000	245,226
5.13%, 3/9/2053	1,000,000	919,880
5.25%, 3/14/2035	165,000	167,835
5.75%, 3/14/2055	215,000	215,402
5.88%, 3/14/2065	210,000	211,130
Southern Copper Corp.:
5.25%, 11/8/2042	435,000	404,750
5.88%, 4/23/2045 (a)	311,000	307,240
6.75%, 4/16/2040	884,000	965,399
7.50%, 7/27/2035	300,000	344,781
Yamana Gold, Inc. 2.63%, 8/15/2031	200,000	176,506
		14,820,979
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029 (a)	471,000	436,702
2.88%, 10/15/2027 (a)	200,000	194,330
3.05%, 4/15/2030	167,000	156,957
Series MTN, 3.13%, 9/19/2046	150,000	102,312
3.25%, 8/26/2049	200,000	135,642
Series MTN, 3.38%, 3/1/2029	215,000	208,172
Series MTN, 3.63%, 10/15/2047	300,000	221,412
Series MTN, 3.88%, 6/15/2044	227,000	182,247
4.80%, 3/15/2030	500,000	508,305
5.15%, 3/15/2035	500,000	503,985
Series MTN, 5.70%, 3/15/2037	395,000	413,652
Carlisle Cos., Inc.:
2.20%, 3/1/2032	300,000	253,860
3.75%, 12/1/2027	399,000	393,649
Eaton Corp.:
4.00%, 11/2/2032 (a)	148,000	143,017
4.15%, 3/15/2033 (a)	440,000	427,372
4.15%, 11/2/2042	352,000	302,723
4.35%, 5/18/2028	130,000	131,037
4.70%, 8/23/2052	518,000	460,574
Illinois Tool Works, Inc.:
2.65%, 11/15/2026 (a)	610,000	599,923
3.90%, 9/1/2042	305,000	253,183
4.88%, 9/15/2041	250,000	233,805
Parker-Hannifin Corp.:
3.25%, 3/1/2027	214,000	210,955
3.25%, 6/14/2029	352,000	338,068

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.00%, 6/14/2049	$467,000	$367,725
Series MTN, 4.20%, 11/21/2034	493,000	469,967
Series MTN, 4.45%, 11/21/2044	219,000	188,509
Pentair Finance SARL 4.50%, 7/1/2029	250,000	249,595
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	214,000	203,178
2.75%, 4/1/2031	204,000	185,120
Textron, Inc.:
3.90%, 9/17/2029	645,000	629,688
5.50%, 5/15/2035 (a)	800,000	811,832
		9,917,496
OFFICE & BUSINESS EQUIPMENT — 0.0% *
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026 (a)	550,000	536,321
3.25%, 2/15/2029	453,000	429,399
3.57%, 12/1/2031	362,000	333,583
5.10%, 3/1/2030	250,000	252,205
		1,551,508
OIL & GAS — 0.9%
APA Corp.:
4.75%, 4/15/2043 (b)	94,000	70,431
5.35%, 7/1/2049 (b)	213,000	168,702
6.10%, 2/15/2035 (b)	200,000	195,720
6.75%, 2/15/2055 (b)	200,000	189,286
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	273,000	239,964
2.72%, 1/12/2032	637,000	569,695
2.77%, 11/10/2050	490,000	299,493
2.94%, 6/4/2051	1,353,000	848,940
3.00%, 2/24/2050	592,000	380,017
3.00%, 3/17/2052	256,000	161,513
3.02%, 1/16/2027	288,000	283,104
3.06%, 6/17/2041	200,000	147,588
3.38%, 2/8/2061	661,000	426,497
3.59%, 4/14/2027 (a)	157,000	155,488
4.23%, 11/6/2028	739,000	739,621
4.70%, 4/10/2029	750,000	761,190
4.81%, 2/13/2033	386,000	385,440
4.87%, 11/25/2029 (a)	355,000	362,711
4.89%, 9/11/2033 (a)	580,000	580,916
4.97%, 10/17/2029	360,000	369,187
5.02%, 11/17/2027	350,000	356,485
5.23%, 11/17/2034 (a)	870,000	884,538
BP Capital Markets PLC 3.72%, 11/28/2028 (a)	341,000	335,588
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030 (a)	823,000	755,465
5.00%, 12/15/2029 (b)	200,000	201,782
5.40%, 12/15/2034 (a) (b)	198,000	196,673
Security Description	Principal Amount	Value
6.25%, 3/15/2038	$350,000	$362,733
6.45%, 6/30/2033	111,000	117,805
6.50%, 2/15/2037	172,000	180,830
Cenovus Energy, Inc.:
3.75%, 2/15/2052	275,000	186,783
4.25%, 4/15/2027	200,000	199,380
5.40%, 6/15/2047	200,000	177,220
Chevron Corp.:
2.00%, 5/11/2027	263,000	254,105
2.24%, 5/11/2030	456,000	416,542
Chevron USA, Inc.:
1.02%, 8/12/2027	214,000	201,353
2.34%, 8/12/2050 (a)	100,000	57,448
3.25%, 10/15/2029	618,000	599,540
4.41%, 2/26/2027	290,000	292,430
4.48%, 2/26/2028 (a)	350,000	354,175
4.69%, 4/15/2030	350,000	357,157
4.82%, 4/15/2032	350,000	357,084
4.98%, 4/15/2035 (a)	413,000	418,006
CNOOC Finance 2013 Ltd.:
2.88%, 9/30/2029 (a)	212,000	202,409
3.30%, 9/30/2049 (a)	305,000	228,390
4.25%, 5/9/2043	331,000	297,738
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	105,000	101,930
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	1,154,000	1,160,185
CNOOC Petroleum North America ULC 6.40%, 5/15/2037	400,000	466,472
ConocoPhillips Co.:
3.80%, 3/15/2052	300,000	217,755
4.03%, 3/15/2062	534,000	384,469
4.30%, 11/15/2044	419,000	348,583
4.70%, 1/15/2030	240,000	243,331
4.85%, 1/15/2032	200,000	202,166
5.00%, 1/15/2035 (a)	500,000	499,680
5.05%, 9/15/2033 (a)	538,000	547,700
5.30%, 5/15/2053	790,000	729,494
5.50%, 1/15/2055	326,000	309,068
5.65%, 1/15/2065	290,000	275,361
5.70%, 9/15/2063	200,000	191,586
5.90%, 10/15/2032	461,000	497,115
5.90%, 5/15/2038	136,000	143,262
6.50%, 2/1/2039	360,000	401,796
6.95%, 4/15/2029	200,000	219,356
Continental Resources, Inc.:
4.38%, 1/15/2028	150,000	147,903
4.90%, 6/1/2044	450,000	353,876
Coterra Energy, Inc.:
5.40%, 2/15/2035	338,000	334,559
5.60%, 3/15/2034	310,000	312,564
5.90%, 2/15/2055	235,000	218,738
Devon Energy Corp.:
4.75%, 5/15/2042	649,000	543,232

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.00%, 6/15/2045	$645,000	$537,079
5.20%, 9/15/2034 (a)	200,000	194,236
5.60%, 7/15/2041	328,000	303,088
5.75%, 9/15/2054	200,000	180,202
7.88%, 9/30/2031 (a)	250,000	287,980
Diamondback Energy, Inc.:
3.13%, 3/24/2031	259,000	237,389
3.50%, 12/1/2029	538,000	514,495
4.25%, 3/15/2052	375,000	282,566
4.40%, 3/24/2051 (a)	292,000	225,593
5.20%, 4/18/2027	330,000	334,607
5.40%, 4/18/2034	568,000	569,426
5.55%, 4/1/2035	355,000	358,834
5.75%, 4/18/2054	235,000	218,169
5.90%, 4/18/2064	355,000	329,298
6.25%, 3/15/2033 (a)	524,000	558,097
6.25%, 3/15/2053	200,000	197,698
EOG Resources, Inc.:
3.90%, 4/1/2035	577,000	527,926
4.38%, 4/15/2030	218,000	218,024
4.40%, 7/15/2028 (c)	175,000	176,052
4.95%, 4/15/2050	325,000	288,636
5.00%, 7/15/2032 (c)	500,000	505,880
5.35%, 1/15/2036 (c)	355,000	359,867
5.65%, 12/1/2054 (a)	337,000	329,620
5.95%, 7/15/2055 (c)	195,000	198,504
EQT Corp.:
5.00%, 1/15/2029	189,000	190,504
5.75%, 2/1/2034	286,000	295,624
6.38%, 4/1/2029 (b)	300,000	309,354
7.00%, 2/1/2030 (a)	509,000	551,211
Equinor ASA:
2.38%, 5/22/2030	492,000	451,248
3.13%, 4/6/2030	731,000	697,242
3.25%, 11/18/2049	657,000	458,829
3.63%, 4/6/2040	164,000	136,817
3.70%, 4/6/2050	500,000	377,195
3.95%, 5/15/2043	247,000	206,813
4.25%, 6/2/2028	250,000	251,330
4.50%, 9/3/2030	500,000	503,375
4.80%, 11/8/2043	706,000	652,323
5.10%, 8/17/2040	300,000	296,217
5.13%, 6/3/2035	500,000	508,495
Expand Energy Corp.:
4.75%, 2/1/2032	280,000	271,891
5.38%, 2/1/2029	250,000	250,330
5.70%, 1/15/2035	415,000	421,387
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	679,000	639,991
2.61%, 10/15/2030 (a)	1,207,000	1,117,199
3.00%, 8/16/2039	400,000	312,196
3.10%, 8/16/2049	151,000	101,113
3.45%, 4/15/2051	1,046,000	741,248
3.48%, 3/19/2030	548,000	532,804
4.11%, 3/1/2046	752,000	617,542
Security Description	Principal Amount	Value
4.23%, 3/19/2040	$557,000	$497,986
4.33%, 3/19/2050	800,000	664,088
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (a)	200,000	167,244
4.85%, 12/1/2029 (a) (b)	264,000	251,898
5.50%, 12/1/2034 (a) (b)	200,000	181,920
Hess Corp.:
5.60%, 2/15/2041	300,000	297,888
5.80%, 4/1/2047	307,000	305,032
7.13%, 3/15/2033	98,000	111,021
7.30%, 8/15/2031	387,000	439,199
HF Sinclair Corp.:
4.50%, 10/1/2030	200,000	194,004
5.75%, 1/15/2031	420,000	430,156
6.25%, 1/15/2035 (a)	500,000	507,645
Marathon Petroleum Corp.:
4.75%, 9/15/2044	255,000	212,451
5.13%, 12/15/2026	595,000	600,153
5.15%, 3/1/2030 (a)	335,000	341,576
5.70%, 3/1/2035 (a)	375,000	380,224
6.50%, 3/1/2041	298,000	311,002
Occidental Petroleum Corp.:
4.20%, 3/15/2048	150,000	102,807
5.20%, 8/1/2029	400,000	401,324
5.38%, 1/1/2032	225,000	223,373
5.55%, 10/1/2034 (a)	205,000	201,177
6.05%, 10/1/2054	275,000	251,826
6.20%, 3/15/2040	250,000	243,785
6.38%, 9/1/2028	380,000	395,238
6.45%, 9/15/2036	907,000	928,623
6.60%, 3/15/2046	200,000	197,256
6.63%, 9/1/2030	1,101,000	1,164,451
7.50%, 5/1/2031	300,000	330,387
7.95%, 6/15/2039	155,000	174,795
Ovintiv, Inc.:
6.25%, 7/15/2033	340,000	350,941
6.50%, 8/15/2034	200,000	207,672
6.63%, 8/15/2037	355,000	363,002
7.10%, 7/15/2053	200,000	206,974
7.20%, 11/1/2031 (a)	200,000	217,246
Patterson-UTI Energy, Inc.:
5.15%, 11/15/2029 (a)	200,000	197,088
7.15%, 10/1/2033 (a)	200,000	204,766
Phillips 66 Co.:
2.15%, 12/15/2030	611,500	538,713
3.15%, 12/15/2029	518,000	490,986
3.30%, 3/15/2052	1,001,000	643,983
3.75%, 3/1/2028	291,000	286,716
4.65%, 11/15/2034	350,000	334,082
4.88%, 11/15/2044	660,000	573,283
4.90%, 10/1/2046	200,000	169,126
4.95%, 3/15/2035 (a)	200,000	193,978
5.50%, 3/15/2055	150,000	136,796

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	$566,000	$501,827
2.15%, 1/15/2031	264,000	234,458
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	683,000	635,258
2.75%, 4/6/2030 (a)	391,000	366,781
3.25%, 4/6/2050	592,000	405,408
3.75%, 9/12/2046	603,000	464,214
4.00%, 5/10/2046	282,000	224,678
4.13%, 5/11/2035 (a)	459,000	433,691
4.38%, 5/11/2045	694,000	587,395
Shell International Finance BV:
2.50%, 9/12/2026	455,000	447,188
3.00%, 11/26/2051	550,000	353,958
3.13%, 11/7/2049	345,000	230,912
3.63%, 8/21/2042	200,000	156,774
5.50%, 3/25/2040	350,000	356,625
6.38%, 12/15/2038	740,000	821,992
Suncor Energy, Inc.:
3.75%, 3/4/2051	161,000	113,027
6.80%, 5/15/2038	211,000	228,188
6.85%, 6/1/2039 (a)	375,000	408,574
TotalEnergies Capital International SA:
2.83%, 1/10/2030 (a)	729,700	691,281
2.99%, 6/29/2041	200,000	147,522
3.13%, 5/29/2050	1,131,000	746,754
3.39%, 6/29/2060	250,000	164,190
3.46%, 2/19/2029	200,000	195,516
3.46%, 7/12/2049	200,000	141,928
TotalEnergies Capital SA:
3.88%, 10/11/2028	228,000	226,926
4.72%, 9/10/2034 (a)	250,000	248,383
5.15%, 4/5/2034	226,000	231,492
5.28%, 9/10/2054 (a)	500,000	468,375
5.43%, 9/10/2064	500,000	467,670
5.49%, 4/5/2054	370,000	356,040
5.64%, 4/5/2064	300,000	290,793
Valero Energy Corp.:
2.80%, 12/1/2031	398,000	354,622
3.65%, 12/1/2051	200,000	134,580
4.00%, 6/1/2052	146,000	103,448
5.15%, 2/15/2030	235,000	239,775
6.63%, 6/15/2037	992,000	1,069,029
Woodside Finance Ltd.:
4.90%, 5/19/2028	250,000	251,533
5.10%, 9/12/2034 (a)	500,000	482,160
5.40%, 5/19/2030 (a)	500,000	506,850
5.70%, 5/19/2032	500,000	508,890
5.70%, 9/12/2054	200,000	180,560
6.00%, 5/19/2035	500,000	510,665
		74,316,698
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (a)	$375,000	$363,428
3.14%, 11/7/2029	327,000	311,961
3.34%, 12/15/2027	471,000	461,613
4.08%, 12/15/2047 (a)	368,500	288,805
4.49%, 5/1/2030	645,000	646,606
Halliburton Co.:
2.92%, 3/1/2030	200,000	186,106
4.75%, 8/1/2043 (a)	100,000	86,906
4.85%, 11/15/2035	416,000	400,437
5.00%, 11/15/2045 (a)	625,000	553,169
6.70%, 9/15/2038	458,000	502,545
NOV, Inc. 3.60%, 12/1/2029 (a)	340,000	326,162
		4,127,738
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc.:
4.50%, 5/15/2028 (a)	200,000	200,228
5.63%, 5/26/2033 (a)	200,000	207,278
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (a)	300,000	272,829
2.69%, 5/25/2031 (a)	345,000	308,903
4.80%, 3/17/2028 (b)	475,000	478,615
5.10%, 3/17/2030 (b)	216,000	219,678
5.50%, 3/17/2035 (b)	175,000	177,602
AptarGroup, Inc. 3.60%, 3/15/2032	150,000	138,248
Berry Global, Inc.:
1.65%, 1/15/2027	273,000	261,883
5.65%, 1/15/2034	300,000	310,245
5.80%, 6/15/2031	435,000	457,450
Packaging Corp. of America:
3.00%, 12/15/2029 (a)	390,000	368,129
3.40%, 12/15/2027	200,000	195,794
4.05%, 12/15/2049	205,000	156,714
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	295,000	302,416
5.44%, 4/3/2034	258,000	262,659
Smurfit Westrock Financing DAC 5.42%, 1/15/2035 (a)	400,000	405,036
Sonoco Products Co.:
2.25%, 2/1/2027	225,000	217,229
2.85%, 2/1/2032 (a)	200,000	175,884
3.13%, 5/1/2030 (a)	434,000	404,536
5.75%, 11/1/2040	200,000	198,696
WestRock MWV LLC 8.20%, 1/15/2030	274,000	313,588
WRKCo, Inc.:
3.00%, 6/15/2033 (a)	200,000	174,870
3.90%, 6/1/2028	248,000	244,756

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.00%, 3/15/2028	$273,000	$270,426
4.90%, 3/15/2029 (a)	228,500	231,441
		6,955,133
PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
2.95%, 11/21/2026	1,347,000	1,325,111
3.20%, 11/21/2029	1,670,000	1,597,021
4.05%, 11/21/2039	1,450,000	1,270,446
4.25%, 11/14/2028	497,000	499,455
4.25%, 11/21/2049	1,369,000	1,128,042
4.30%, 5/14/2036	623,000	587,470
4.40%, 11/6/2042	1,200,000	1,054,152
4.45%, 5/14/2046	465,000	400,263
4.50%, 5/14/2035	939,000	907,177
4.55%, 3/15/2035	1,171,000	1,137,076
4.63%, 10/1/2042	147,000	132,550
4.65%, 3/15/2028	225,000	228,285
4.70%, 5/14/2045	546,000	488,987
4.75%, 3/15/2045	489,000	440,799
4.80%, 3/15/2027	550,000	555,450
4.80%, 3/15/2029	830,000	846,243
4.85%, 6/15/2044	519,000	477,906
4.88%, 3/15/2030	188,000	192,572
4.88%, 11/14/2048	501,000	453,871
4.95%, 3/15/2031	205,000	210,377
5.05%, 3/15/2034	685,000	697,522
5.20%, 3/15/2035	110,000	112,377
5.35%, 3/15/2044	200,000	196,208
5.40%, 3/15/2054	458,000	445,428
5.50%, 3/15/2064	485,000	470,392
5.60%, 3/15/2055 (a)	65,000	64,994
Astrazeneca Finance LLC:
1.75%, 5/28/2028	415,500	389,606
4.80%, 2/26/2027	455,000	460,151
4.85%, 2/26/2029	390,000	398,677
4.88%, 3/3/2033	650,000	661,147
4.90%, 2/26/2031	280,000	287,636
5.00%, 2/26/2034	470,000	479,188
AstraZeneca PLC:
1.38%, 8/6/2030	325,000	282,074
2.13%, 8/6/2050 (a)	200,000	111,092
3.00%, 5/28/2051	424,000	283,855
3.13%, 6/12/2027	285,000	280,725
4.00%, 9/18/2042	402,000	340,711
4.38%, 11/16/2045	340,000	296,035
6.45%, 9/15/2037	622,000	698,220
Becton Dickinson & Co.:
1.96%, 2/11/2031 (a)	594,000	515,449
2.82%, 5/20/2030	195,000	180,451
3.70%, 6/6/2027	570,000	563,491
4.67%, 6/6/2047	479,000	410,929
4.87%, 2/8/2029	350,000	354,830
5.08%, 6/7/2029	289,000	295,398
5.11%, 2/8/2034 (a)	400,000	400,660
Security Description	Principal Amount	Value
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	$243,500	$228,082
1.45%, 11/13/2030 (a)	482,000	417,084
2.35%, 11/13/2040	291,000	199,830
2.55%, 11/13/2050	328,000	191,454
2.95%, 3/15/2032	570,000	516,836
3.25%, 2/27/2027	628,000	620,169
3.40%, 7/26/2029	590,000	571,710
3.45%, 11/15/2027	157,800	155,873
3.70%, 3/15/2052	608,000	442,667
3.90%, 2/20/2028	646,000	642,899
4.13%, 6/15/2039	792,000	703,557
4.25%, 10/26/2049	897,000	726,337
4.35%, 11/15/2047	578,000	482,798
4.55%, 2/20/2048	405,000	348,126
4.63%, 5/15/2044	200,000	177,248
4.90%, 2/22/2027	375,000	379,920
4.90%, 2/22/2029	340,000	348,133
5.10%, 2/22/2031 (a)	525,000	543,359
5.20%, 2/22/2034	765,000	783,261
5.50%, 2/22/2044	324,000	321,201
5.55%, 2/22/2054	355,000	345,834
5.65%, 2/22/2064	355,000	344,496
5.75%, 2/1/2031 (a)	540,000	575,257
5.90%, 11/15/2033 (a)	385,000	413,625
6.25%, 11/15/2053	400,000	428,008
6.40%, 11/15/2063	365,000	395,061
Cardinal Health, Inc.:
4.37%, 6/15/2047	190,000	154,981
4.50%, 11/15/2044	288,000	241,710
4.70%, 11/15/2026	250,000	251,283
5.00%, 11/15/2029	250,000	254,882
5.13%, 2/15/2029 (a)	506,000	518,650
5.35%, 11/15/2034	250,000	254,783
5.75%, 11/15/2054 (a)	255,000	251,282
Cencora, Inc.:
2.70%, 3/15/2031	276,000	249,297
2.80%, 5/15/2030 (a)	150,000	139,365
4.25%, 3/1/2045	318,000	260,833
4.30%, 12/15/2047	255,000	206,007
5.13%, 2/15/2034	285,000	287,286
5.15%, 2/15/2035 (a)	55,000	55,481
CVS Health Corp.:
1.30%, 8/21/2027	593,000	555,884
1.75%, 8/21/2030	457,000	394,875
1.88%, 2/28/2031	823,000	704,825
2.13%, 9/15/2031	277,000	236,921
2.70%, 8/21/2040	200,000	138,072
3.00%, 8/15/2026	313,000	308,064
3.75%, 4/1/2030	250,000	239,793
4.13%, 4/1/2040	250,000	208,560
4.30%, 3/25/2028	1,612,435	1,605,614
4.78%, 3/25/2038	1,463,000	1,342,229
4.88%, 7/20/2035	384,000	368,072
5.00%, 1/30/2029	401,000	407,095

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.05%, 3/25/2048	$2,580,000	$2,228,501
5.13%, 7/20/2045	1,263,000	1,117,073
5.25%, 2/21/2033	620,000	624,111
5.30%, 6/1/2033	266,000	267,955
5.30%, 12/5/2043	209,000	190,006
5.63%, 2/21/2053	361,000	333,633
5.70%, 6/1/2034	500,000	514,755
5.88%, 6/1/2053 (a)	636,000	607,863
6.00%, 6/1/2044	700,000	691,544
6.00%, 6/1/2063	333,000	318,098
6.05%, 6/1/2054 (a)	400,000	391,844
6.13%, 9/15/2039	200,000	204,716
Eli Lilly & Co.:
2.25%, 5/15/2050	437,000	249,973
2.50%, 9/15/2060 (a)	369,000	203,330
3.38%, 3/15/2029	587,000	574,227
3.70%, 3/1/2045	200,000	159,328
3.95%, 5/15/2047	150,000	121,314
4.15%, 8/14/2027	250,000	251,208
4.15%, 3/15/2059	319,000	253,736
4.20%, 8/14/2029	605,000	606,978
4.50%, 2/9/2027	530,000	534,298
4.50%, 2/9/2029	341,000	346,112
4.55%, 2/12/2028	340,000	344,410
4.60%, 8/14/2034	250,000	247,755
4.70%, 2/27/2033	79,000	79,702
4.70%, 2/9/2034	500,000	499,690
4.75%, 2/12/2030 (a)	290,000	297,430
4.88%, 2/27/2053	200,000	183,330
4.90%, 2/12/2032	500,000	513,520
4.95%, 2/27/2063	410,000	372,321
5.00%, 2/9/2054	295,000	275,651
5.05%, 8/14/2054	425,000	399,160
5.10%, 2/12/2035	500,000	511,780
5.20%, 8/14/2064	160,000	151,360
5.50%, 2/12/2055	205,000	206,624
5.60%, 2/12/2065	235,000	237,630
GlaxoSmithKline Capital PLC:
3.38%, 6/1/2029 (a)	232,000	225,284
4.32%, 3/12/2027	325,000	326,930
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	658,000	655,059
4.50%, 4/15/2030	250,000	252,050
4.88%, 4/15/2035	250,000	249,725
6.38%, 5/15/2038	816,000	906,600
Johnson & Johnson:
0.95%, 9/1/2027 (a)	413,000	388,488
1.30%, 9/1/2030	424,000	369,147
2.10%, 9/1/2040 (a)	390,000	268,219
2.25%, 9/1/2050 (a)	406,000	237,656
2.45%, 9/1/2060 (a)	360,000	200,142
2.90%, 1/15/2028	428,000	417,886
2.95%, 3/3/2027	428,500	422,098
3.40%, 1/15/2038	782,000	673,208
3.63%, 3/3/2037	736,000	657,822
Security Description	Principal Amount	Value
3.70%, 3/1/2046	$489,000	$392,178
3.75%, 3/3/2047	230,000	184,347
4.50%, 3/1/2027	135,000	136,365
4.55%, 3/1/2028 (a)	135,000	137,309
4.70%, 3/1/2030	755,000	772,667
4.80%, 6/1/2029	615,000	632,220
4.85%, 3/1/2032	200,000	205,560
4.85%, 5/15/2041	100,000	98,082
4.90%, 6/1/2031	504,000	521,534
4.95%, 6/1/2034 (a)	255,000	265,001
5.00%, 3/1/2035	200,000	205,172
5.25%, 6/1/2054 (a)	220,000	218,627
5.85%, 7/15/2038	373,000	407,428
5.95%, 8/15/2037	442,000	488,887
6.95%, 9/1/2029	253,000	282,171
McKesson Corp.:
4.25%, 9/15/2029	348,000	347,669
4.65%, 5/30/2030	250,000	251,980
4.90%, 7/15/2028	350,000	357,248
4.95%, 5/30/2032	250,000	253,283
5.25%, 5/30/2035	250,000	254,185
Merck & Co., Inc.:
1.45%, 6/24/2030	325,000	284,235
1.70%, 6/10/2027 (a)	785,000	752,422
1.90%, 12/10/2028	673,000	627,889
2.15%, 12/10/2031	442,000	385,813
2.35%, 6/24/2040	397,000	278,912
2.45%, 6/24/2050 (a)	454,000	265,835
2.75%, 12/10/2051	375,000	230,404
2.90%, 12/10/2061	200,000	116,584
3.40%, 3/7/2029	732,000	713,715
3.70%, 2/10/2045	500,000	394,100
3.90%, 3/7/2039	300,000	263,694
4.00%, 3/7/2049	559,000	444,746
4.15%, 5/18/2043	381,000	325,164
4.50%, 5/17/2033 (a)	700,000	697,543
4.90%, 5/17/2044	281,000	262,850
5.00%, 5/17/2053 (a)	560,000	514,825
5.15%, 5/17/2063	342,000	314,900
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	200,000	212,066
Mylan, Inc. 5.20%, 4/15/2048	342,000	271,363
Novartis Capital Corp.:
2.00%, 2/14/2027	964,000	936,150
2.20%, 8/14/2030	451,000	410,699
3.80%, 9/18/2029 (a)	315,000	312,304
4.00%, 9/18/2031 (a)	225,000	221,648
4.20%, 9/18/2034	425,000	409,509
4.40%, 5/6/2044	994,000	886,310
4.70%, 9/18/2054 (a)	135,000	120,779
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	1,125,000	1,134,056
4.65%, 5/19/2030	1,465,000	1,484,777

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.75%, 5/19/2033	$961,000	$959,299
5.11%, 5/19/2043	525,000	500,766
5.30%, 5/19/2053 (a)	1,942,000	1,833,209
5.34%, 5/19/2063	1,380,000	1,280,488
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	880,000	779,214
1.75%, 8/18/2031 (a)	200,500	173,613
2.55%, 5/28/2040	100,000	71,724
3.00%, 12/15/2026	649,000	640,037
3.45%, 3/15/2029 (a)	541,000	529,807
3.90%, 3/15/2039	230,000	200,576
4.00%, 3/15/2049 (a)	562,000	443,306
4.13%, 12/15/2046	400,000	328,496
4.30%, 6/15/2043	160,000	138,718
4.40%, 5/15/2044	181,000	158,422
7.20%, 3/15/2039	759,000	900,971
Pharmacia LLC 6.60%, 12/1/2028	451,000	484,130
Sanofi SA 3.63%, 6/19/2028	352,000	348,417
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	542,000	535,068
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	665,000	595,381
3.03%, 7/9/2040	456,000	340,158
3.18%, 7/9/2050	200,000	130,750
3.38%, 7/9/2060 (a)	200,000	126,642
5.00%, 11/26/2028	491,000	499,956
5.30%, 7/5/2034	300,000	304,758
5.65%, 7/5/2054 (a)	250,000	242,648
5.80%, 7/5/2064 (a)	250,000	242,650
Takeda U.S. Financing, Inc.:
5.20%, 7/7/2035 (c)	750,000	750,060
5.90%, 7/7/2055 (c)	270,000	271,237
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	901,000	729,179
Viatris, Inc.:
2.30%, 6/22/2027	187,000	178,224
2.70%, 6/22/2030	434,000	386,638
3.85%, 6/22/2040	427,000	315,160
4.00%, 6/22/2050	577,000	384,409
Wyeth LLC 5.95%, 4/1/2037	430,000	459,029
Zoetis, Inc.:
2.00%, 5/15/2030	400,000	359,352
3.90%, 8/20/2028	200,000	198,524
4.70%, 2/1/2043	268,000	244,628
5.60%, 11/16/2032	185,000	195,354
		102,856,651
PIPELINES — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,872
Security Description	Principal Amount	Value
Boardwalk Pipelines LP:
4.45%, 7/15/2027	$200,000	$199,976
4.80%, 5/3/2029 (a)	190,000	192,098
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	361,000	348,239
5.13%, 6/30/2027	531,000	536,167
Cheniere Energy Partners LP:
3.25%, 1/31/2032	455,000	407,716
4.50%, 10/1/2029	490,000	484,683
5.55%, 10/30/2035 (b) (c)	250,000	251,992
5.75%, 8/15/2034	500,000	513,385
5.95%, 6/30/2033	775,000	808,705
Cheniere Energy, Inc.:
4.63%, 10/15/2028	694,000	692,980
5.65%, 4/15/2034	492,000	504,103
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	400,000	386,860
DCP Midstream Operating LP:
5.60%, 4/1/2044	200,000	182,632
5.63%, 7/15/2027	311,000	317,736
8.13%, 8/16/2030	259,000	301,383
Eastern Energy Gas Holdings LLC:
5.65%, 10/15/2054	65,000	62,239
5.80%, 1/15/2035	500,000	520,600
6.20%, 1/15/2055	508,000	525,871
Eastern Gas Transmission & Storage, Inc. 4.60%, 12/15/2044	161,000	136,129
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038 (a)	300,000	345,519
Enbridge, Inc.:
1.60%, 10/4/2026	365,000	352,725
2.50%, 8/1/2033	414,000	344,514
3.40%, 8/1/2051	785,000	520,361
3.70%, 7/15/2027	204,000	201,458
4.00%, 11/15/2049	178,000	131,405
4.25%, 12/1/2026	630,000	629,049
4.50%, 6/10/2044	205,000	168,465
4.60%, 6/20/2028	115,000	115,863
4.90%, 6/20/2030	250,000	252,532
5.25%, 4/5/2027 (a)	200,000	202,994
5.30%, 4/5/2029	450,000	462,388
5.55%, 6/20/2035	335,000	340,568
5.63%, 4/5/2034	515,000	529,739
5.70%, 3/8/2033	809,000	839,079
5.95%, 4/5/2054	610,000	603,699
6.00%, 11/15/2028 (a)	500,000	525,145
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (d)	200,000	205,540
Energy Transfer LP:
3.75%, 5/15/2030	469,000	450,029
4.00%, 10/1/2027	233,000	231,341
4.20%, 4/15/2027	287,000	286,001

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.40%, 3/15/2027 (a)	$268,000	$268,024
4.95%, 6/15/2028	561,000	569,112
5.15%, 2/1/2043	154,000	134,573
5.15%, 3/15/2045	423,000	372,879
5.20%, 4/1/2030	85,000	86,853
5.25%, 4/15/2029 (a)	480,000	491,496
5.25%, 7/1/2029 (a)	335,000	343,345
5.30%, 4/15/2047	370,000	325,918
5.35%, 5/15/2045	547,000	493,427
5.50%, 6/1/2027	383,000	389,928
5.55%, 2/15/2028	200,000	205,790
5.55%, 5/15/2034	175,000	177,294
5.60%, 9/1/2034	500,000	507,585
5.70%, 4/1/2035	125,000	127,301
5.75%, 2/15/2033 (a)	640,000	664,352
Series 20Y, 5.80%, 6/15/2038	356,000	357,723
5.95%, 10/1/2043	312,000	298,737
5.95%, 5/15/2054	587,000	557,838
6.00%, 6/15/2048	340,000	327,019
6.05%, 12/1/2026	365,000	372,691
6.05%, 6/1/2041	410,000	409,508
6.05%, 9/1/2054	470,000	451,585
6.10%, 2/15/2042	105,000	104,072
6.13%, 12/15/2045	339,000	333,234
6.20%, 4/1/2055	90,000	88,627
6.25%, 4/15/2049	502,000	495,745
6.40%, 12/1/2030	340,000	366,724
6.50%, 2/1/2042	273,000	283,535
6.55%, 12/1/2033	790,000	857,110
6.63%, 10/15/2036	335,000	361,653
7.50%, 7/1/2038	300,000	343,017
Enterprise Products Operating LLC:
3.13%, 7/31/2029	579,000	553,779
3.20%, 2/15/2052	364,000	237,626
3.30%, 2/15/2053 (a)	464,000	307,131
3.70%, 1/31/2051	269,000	194,691
3.95%, 2/15/2027	420,000	418,526
4.15%, 10/16/2028	316,700	316,694
4.20%, 1/31/2050	383,000	303,930
4.25%, 2/15/2048	360,000	292,014
4.30%, 6/20/2028 (a)	215,000	215,985
4.45%, 2/15/2043	200,000	173,048
4.60%, 1/15/2031	500,000	503,615
4.80%, 2/1/2049	473,000	412,309
4.85%, 1/31/2034 (a)	259,000	258,091
4.85%, 8/15/2042	340,000	310,886
4.85%, 3/15/2044	849,000	766,036
4.90%, 5/15/2046	538,000	483,511
4.95%, 2/15/2035 (a)	195,000	194,360
5.10%, 2/15/2045	846,000	786,332
5.20%, 1/15/2036	500,000	503,950
5.35%, 1/31/2033 (a)	243,000	251,906
5.55%, 2/16/2055	175,000	168,788
Security Description	Principal Amount	Value
5.70%, 2/15/2042	$119,000	$120,019
5.95%, 2/1/2041	255,000	264,805
6.13%, 10/15/2039	380,000	405,088
6.45%, 9/1/2040	423,000	463,904
Series H, 6.65%, 10/15/2034	372,000	413,199
Series D, 6.88%, 3/1/2033	181,000	203,779
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	489,000	423,958
5.00%, 3/1/2043	200,000	178,064
5.50%, 3/1/2044	235,842	222,779
5.80%, 3/15/2035	425,000	439,526
6.50%, 9/1/2039	225,000	238,777
6.55%, 9/15/2040	540,000	575,246
7.40%, 3/15/2031	200,000	224,752
7.50%, 11/15/2040	185,000	211,381
Kinder Morgan, Inc.:
1.75%, 11/15/2026	70,000	67,682
2.00%, 2/15/2031 (a)	514,000	448,326
3.25%, 8/1/2050	211,000	136,593
3.60%, 2/15/2051 (a)	422,000	290,893
4.30%, 3/1/2028	312,000	312,262
4.80%, 2/1/2033	377,000	371,432
5.00%, 2/1/2029	506,000	514,081
5.10%, 8/1/2029 (a)	235,000	240,184
5.15%, 6/1/2030	90,000	91,935
5.20%, 6/1/2033	605,000	608,303
5.30%, 12/1/2034	328,000	328,643
5.40%, 2/1/2034	535,000	541,955
5.55%, 6/1/2045	425,000	401,689
5.85%, 6/1/2035	40,000	41,454
5.95%, 8/1/2054 (a)	555,000	545,892
MPLX LP:
2.65%, 8/15/2030	720,000	651,802
4.00%, 3/15/2028	616,000	609,772
4.13%, 3/1/2027	566,000	563,198
4.25%, 12/1/2027	226,000	225,204
4.50%, 4/15/2038	698,000	617,981
4.70%, 4/15/2048	534,000	433,181
4.80%, 2/15/2029	320,000	322,986
4.95%, 3/14/2052	334,000	276,696
5.20%, 3/1/2047	620,000	541,700
5.40%, 4/1/2035	250,000	248,117
5.50%, 6/1/2034	280,000	281,347
5.50%, 2/15/2049	370,000	334,698
5.65%, 3/1/2053	200,000	184,114
5.95%, 4/1/2055	50,000	47,632
ONEOK Partners LP 6.65%, 10/1/2036	755,000	811,119
ONEOK, Inc.:
3.10%, 3/15/2030	309,000	288,875
3.25%, 6/1/2030	475,000	445,213
3.95%, 3/1/2050	200,000	142,430
4.25%, 9/24/2027	525,000	524,286

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.25%, 9/15/2046	$200,000	$152,184
4.35%, 3/15/2029	328,000	325,586
4.40%, 10/15/2029	200,000	198,472
4.50%, 3/15/2050	200,000	154,142
4.55%, 7/15/2028	273,000	273,890
4.75%, 10/15/2031 (a)	200,000	198,274
4.95%, 7/13/2047	200,000	167,752
5.05%, 11/1/2034 (a)	425,000	413,648
5.15%, 10/15/2043	400,000	355,056
5.45%, 6/1/2047	650,000	577,206
5.55%, 11/1/2026	397,000	402,387
5.65%, 11/1/2028	340,000	352,281
5.65%, 9/1/2034	250,000	253,307
5.70%, 11/1/2054	530,000	488,893
5.85%, 11/1/2064 (a)	400,000	371,284
6.00%, 6/15/2035	417,000	433,121
6.10%, 11/15/2032	228,000	241,069
6.63%, 9/1/2053	525,000	545,911
7.15%, 1/15/2051	300,000	323,013
Plains All American Pipeline LP 5.95%, 6/15/2035	500,000	514,140
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	707,000	675,602
5.15%, 6/1/2042	200,000	178,286
5.70%, 9/15/2034	500,000	508,975
6.65%, 1/15/2037	170,000	183,625
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	236,000	234,820
5.00%, 3/15/2027	877,000	882,244
5.90%, 9/15/2037	302,000	316,233
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027 (b)	125,000	125,885
5.03%, 10/1/2029 (b)	250,000	250,795
5.58%, 10/1/2034 (b)	250,000	247,257
6.18%, 10/1/2054 (b)	250,000	237,622
Spectra Energy Partners LP 3.38%, 10/15/2026	315,000	310,625
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	93,702
4.90%, 9/15/2030	180,000	181,609
4.95%, 4/15/2052	200,000	166,832
5.50%, 2/15/2035 (a)	268,000	269,064
5.55%, 8/15/2035	355,000	356,786
5.65%, 2/15/2036 (a)	290,000	292,685
6.13%, 3/15/2033	517,000	545,337
6.13%, 5/15/2055	400,000	391,704
6.25%, 7/1/2052	400,000	396,192
6.50%, 3/30/2034	95,000	102,143
6.50%, 2/15/2053	209,000	214,549
Security Description	Principal Amount	Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	$400,000	$372,264
5.00%, 1/15/2028	285,000	285,199
5.50%, 3/1/2030	495,000	502,148
6.50%, 7/15/2027	478,000	478,311
TC PipeLines LP 3.90%, 5/25/2027	300,000	296,451
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	200,000	215,182
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	262,000	256,721
4.25%, 5/15/2028	450,000	448,605
4.63%, 3/1/2034	537,000	514,747
4.88%, 1/15/2026	500	500
5.10%, 3/15/2049	284,000	257,474
5.85%, 3/15/2036	202,000	208,226
6.10%, 6/1/2040	335,000	347,763
6.20%, 10/15/2037	828,000	868,092
7.25%, 8/15/2038	380,000	431,224
7.63%, 1/15/2039	304,000	355,218
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030 (a)	537,000	506,692
4.00%, 3/15/2028	150,000	148,595
4.60%, 3/15/2048	398,000	334,049
Valero Energy Partners LP 4.50%, 3/15/2028	182,000	182,388
Western Midstream Operating LP:
4.50%, 3/1/2028	203,000	201,784
4.65%, 7/1/2026	218,000	217,544
5.25%, 2/1/2050	200,000	168,460
5.30%, 3/1/2048	480,000	401,568
5.45%, 11/15/2034	275,000	269,739
5.50%, 8/15/2048	150,000	128,300
6.15%, 4/1/2033	450,000	467,910
Williams Cos., Inc.:
2.60%, 3/15/2031	461,000	413,121
3.50%, 11/15/2030	366,000	346,123
3.75%, 6/15/2027	473,000	467,665
4.63%, 6/30/2030	235,000	235,216
4.80%, 11/15/2029 (a)	85,000	86,069
4.85%, 3/1/2048	338,000	292,762
4.90%, 3/15/2029	400,000	405,568
4.90%, 1/15/2045	200,000	175,614
5.10%, 9/15/2045	200,000	181,362
5.15%, 3/15/2034	370,000	369,567
5.30%, 8/15/2028	277,000	284,662
5.30%, 9/30/2035 (a)	250,000	250,260
5.40%, 3/4/2044	200,000	187,910
5.60%, 3/15/2035	320,000	329,030
5.75%, 6/24/2044	298,000	292,624

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.80%, 11/15/2054	$200,000	$195,450
6.00%, 3/15/2055	180,000	180,067
6.30%, 4/15/2040	666,000	707,845
Series A, 7.50%, 1/15/2031	155,000	175,334
8.75%, 3/15/2032	260,000	312,905
		79,472,131
REAL ESTATE — 0.0% *
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	427,000	377,549
4.80%, 6/15/2030 (a)	195,000	195,815
5.50%, 4/1/2029	175,000	180,875
5.50%, 6/15/2035	145,000	146,006
		900,245
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.90%, 10/1/2030	200,000	184,572
4.80%, 10/1/2032	190,000	188,053
5.60%, 6/15/2035	100,000	101,801
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	415,000	332,154
2.00%, 5/18/2032	431,000	357,743
2.75%, 12/15/2029	150,000	138,597
2.95%, 3/15/2034	85,000	71,723
3.00%, 5/18/2051	293,000	177,663
3.38%, 8/15/2031	320,000	295,805
3.55%, 3/15/2052	265,000	178,403
3.95%, 1/15/2027	156,000	154,777
4.50%, 7/30/2029	203,000	202,616
4.70%, 7/1/2030	306,000	305,917
4.85%, 4/15/2049	200,000	167,636
5.15%, 4/15/2053	162,000	141,872
5.25%, 5/15/2036	325,000	318,575
5.50%, 10/1/2035	275,000	277,879
American Assets Trust LP:
3.38%, 2/1/2031	200,000	179,236
6.15%, 10/1/2034	200,000	199,994
American Homes 4 Rent LP:
3.63%, 4/15/2032	120,000	110,754
4.25%, 2/15/2028	158,500	157,579
4.90%, 2/15/2029	603,500	610,090
4.95%, 6/15/2030	250,000	252,472
5.25%, 3/15/2035 (a)	60,000	59,585
American Tower Corp.:
1.45%, 9/15/2026	348,000	336,241
2.10%, 6/15/2030	191,000	169,732
2.30%, 9/15/2031	305,000	264,725
2.70%, 4/15/2031	160,000	143,494
2.75%, 1/15/2027 (a)	293,000	286,006
2.90%, 1/15/2030	274,000	255,299
2.95%, 1/15/2051 (a)	375,000	237,053
3.10%, 6/15/2050	464,000	304,152
3.13%, 1/15/2027	119,000	116,671
3.38%, 10/15/2026	396,000	391,030
Security Description	Principal Amount	Value
3.55%, 7/15/2027	$230,000	$226,644
3.80%, 8/15/2029	260,000	252,811
3.95%, 3/15/2029	447,000	438,261
4.90%, 3/15/2030	250,000	253,652
5.00%, 1/31/2030	210,000	214,028
5.20%, 2/15/2029	203,000	207,860
5.25%, 7/15/2028	330,000	338,227
5.35%, 3/15/2035	250,000	254,810
5.40%, 1/31/2035	250,000	255,307
5.45%, 2/15/2034	200,000	205,648
5.55%, 7/15/2033	450,000	464,278
5.65%, 3/15/2033	401,000	417,473
5.80%, 11/15/2028	289,000	301,540
5.90%, 11/15/2033	322,000	340,219
Americold Realty Operating Partnership LP 5.41%, 9/12/2034 (a)	290,000	283,956
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	300,000	278,310
2.05%, 1/15/2032	362,000	311,881
Series MTN, 2.45%, 1/15/2031	236,000	212,157
Series MTN, 3.20%, 1/15/2028	351,000	342,794
Series MTN, 3.30%, 6/1/2029	250,000	241,352
5.00%, 2/15/2033	250,000	253,520
5.00%, 8/1/2035 (c)	500,000	495,975
5.30%, 12/7/2033 (a)	150,000	154,430
Boston Properties LP:
2.45%, 10/1/2033	200,000	159,918
2.75%, 10/1/2026	589,000	575,948
2.90%, 3/15/2030	219,000	201,147
3.25%, 1/30/2031 (a)	460,000	421,512
3.40%, 6/21/2029 (a)	337,000	319,570
4.50%, 12/1/2028	450,000	446,368
5.75%, 1/15/2035 (a)	250,000	251,500
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	200,000	189,114
2.50%, 8/16/2031 (a)	169,000	147,316
4.05%, 7/1/2030 (a)	230,000	223,268
4.13%, 5/15/2029	199,000	195,760
5.20%, 4/1/2032	165,000	166,642
5.50%, 2/15/2034	355,000	358,703
5.75%, 2/15/2035	200,000	205,380
Camden Property Trust:
3.15%, 7/1/2029	306,000	292,319
4.90%, 1/15/2034 (a)	200,000	200,026
5.85%, 11/3/2026	200,000	203,836
CBRE Services, Inc. 5.95%, 8/15/2034	271,000	285,428
COPT Defense Properties LP:
2.75%, 4/15/2031 (a)	200,000	176,940
2.90%, 12/1/2033	166,000	136,996

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Cousins Properties LP:
5.25%, 7/15/2030	$750,000	$763,627
5.38%, 2/15/2032	125,000	126,285
Crown Castle, Inc.:
1.05%, 7/15/2026	350,000	337,113
2.10%, 4/1/2031	360,000	308,898
2.25%, 1/15/2031	276,000	240,114
3.10%, 11/15/2029 (a)	150,000	141,014
3.25%, 1/15/2051 (a)	310,000	202,058
3.30%, 7/1/2030	200,000	187,172
3.65%, 9/1/2027	227,000	223,155
3.80%, 2/15/2028	615,000	603,887
4.00%, 11/15/2049	241,000	178,795
4.15%, 7/1/2050	392,000	299,194
4.30%, 2/15/2029	255,000	251,772
4.90%, 9/1/2029	342,000	344,897
5.00%, 1/11/2028	430,000	434,395
5.10%, 5/1/2033	488,000	486,175
5.20%, 9/1/2034	250,000	247,590
5.20%, 2/15/2049	584,000	521,792
5.60%, 6/1/2029	270,000	278,875
CubeSmart LP:
2.00%, 2/15/2031	225,000	195,030
3.00%, 2/15/2030	225,000	209,644
3.13%, 9/1/2026	150,000	147,512
4.38%, 2/15/2029	110,000	109,206
Digital Realty Trust LP:
3.60%, 7/1/2029	380,000	368,345
3.70%, 8/15/2027	464,000	458,140
5.55%, 1/15/2028	504,000	517,134
DOC Dr. LLC:
3.95%, 1/15/2028	215,000	213,119
4.30%, 3/15/2027	245,000	244,510
EPR Properties:
3.60%, 11/15/2031 (a)	297,000	269,438
4.50%, 6/1/2027	200,000	198,996
4.95%, 4/15/2028	176,000	175,815
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	245,000	250,958
Equinix, Inc.:
1.55%, 3/15/2028	490,000	456,567
1.80%, 7/15/2027	155,000	147,667
2.00%, 5/15/2028	100,000	93,615
2.15%, 7/15/2030	569,000	506,251
2.50%, 5/15/2031	136,000	120,520
2.90%, 11/18/2026	200,000	196,018
2.95%, 9/15/2051	275,000	168,729
3.00%, 7/15/2050	250,000	156,220
ERP Operating LP:
2.50%, 2/15/2030 (a)	526,000	485,451
2.85%, 11/1/2026	186,000	182,652
3.00%, 7/1/2029 (a)	200,000	190,340
3.25%, 8/1/2027	200,000	196,108
4.15%, 12/1/2028	312,000	311,944
Security Description	Principal Amount	Value
4.65%, 9/15/2034	$215,000	$208,634
4.95%, 6/15/2032	165,000	166,766
Essex Portfolio LP:
1.65%, 1/15/2031	196,000	166,186
1.70%, 3/1/2028	227,000	211,582
3.00%, 1/15/2030	347,000	324,480
4.00%, 3/1/2029	276,000	271,791
5.50%, 4/1/2034	400,000	409,296
Extra Space Storage LP:
2.35%, 3/15/2032	200,000	169,794
3.50%, 7/1/2026	297,000	293,980
3.88%, 12/15/2027	382,000	377,737
4.00%, 6/15/2029	168,000	164,879
5.35%, 1/15/2035	95,000	95,680
5.40%, 2/1/2034	245,000	248,606
5.40%, 6/15/2035	180,000	180,977
5.50%, 7/1/2030	500,000	518,520
5.90%, 1/15/2031	225,000	237,809
Federal Realty OP LP:
3.25%, 7/15/2027	150,000	146,369
3.50%, 6/1/2030 (a)	277,000	263,723
4.50%, 12/1/2044	200,000	168,844
First Industrial LP 5.25%, 1/15/2031	285,000	288,354
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	125,000	110,261
4.00%, 1/15/2030	470,000	451,750
4.00%, 1/15/2031	296,000	279,178
5.63%, 9/15/2034	250,000	249,325
5.75%, 6/1/2028	147,000	150,712
6.25%, 9/15/2054 (a)	355,000	346,523
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	200,000	171,344
3.10%, 2/15/2030	350,000	325,150
3.50%, 8/1/2026	117,000	115,505
3.63%, 1/15/2028	308,000	300,488
Healthpeak OP LLC:
3.00%, 1/15/2030 (a)	339,000	317,931
3.25%, 7/15/2026	371,000	366,522
3.50%, 7/15/2029 (a)	251,000	242,320
5.25%, 12/15/2032	315,000	320,235
5.38%, 2/15/2035	145,000	146,482
Highwoods Realty LP:
3.05%, 2/15/2030	216,000	197,273
4.13%, 3/15/2028	189,000	185,207
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	200,000	188,738
Series I, 3.50%, 9/15/2030	217,000	201,721
5.50%, 4/15/2035	350,000	346,475
5.70%, 6/15/2032	500,000	507,360
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	305,000	259,030

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.30%, 11/15/2028	$225,000	$210,623
4.15%, 4/15/2032 (a)	304,000	288,156
4.88%, 2/1/2035	40,000	38,759
5.45%, 8/15/2030	200,000	206,852
Kilroy Realty LP:
2.50%, 11/15/2032	381,000	306,495
3.05%, 2/15/2030	200,000	180,970
4.25%, 8/15/2029	245,000	236,523
4.75%, 12/15/2028 (a)	477,000	473,413
Kimco Realty OP LLC:
1.90%, 3/1/2028	150,000	141,911
2.70%, 10/1/2030	150,000	137,715
3.70%, 10/1/2049	200,000	145,270
4.45%, 9/1/2047	275,000	229,039
4.60%, 2/1/2033	350,000	344,781
4.85%, 3/1/2035	45,000	44,049
5.30%, 2/1/2036	750,000	754,845
6.40%, 3/1/2034	322,000	350,330
Kite Realty Group LP:
4.00%, 10/1/2026 (a)	238,000	235,887
4.95%, 12/15/2031	350,000	351,127
5.20%, 8/15/2032	105,000	105,894
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.50%, 8/1/2030 (c)	315,000	317,088
Life Storage LP 4.00%, 6/15/2029	500	477
Lineage OP LP 5.25%, 7/15/2030 (b)	200,000	201,238
LXP Industrial Trust:
2.70%, 9/15/2030	119,000	106,455
6.75%, 11/15/2028	114,000	120,650
Mid-America Apartments LP:
1.10%, 9/15/2026	150,000	144,530
2.75%, 3/15/2030	510,000	475,473
3.60%, 6/1/2027	166,000	164,290
4.95%, 3/1/2035 (a)	200,000	198,502
5.00%, 3/15/2034	87,000	87,611
NNN REIT, Inc.:
3.50%, 10/15/2027	421,000	413,776
4.60%, 2/15/2031 (c)	500,000	497,385
5.50%, 6/15/2034 (a)	334,000	342,203
5.60%, 10/15/2033	200,000	206,690
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	171,000	147,486
3.38%, 2/1/2031	153,000	139,909
4.50%, 4/1/2027	150,000	150,357
4.75%, 1/15/2028	140,000	140,727
5.20%, 7/1/2030	750,000	754,515
Phillips Edison Grocery Center Operating Partnership I LP:
4.95%, 1/15/2035	222,000	215,038
5.25%, 8/15/2032	350,000	353,125
Security Description	Principal Amount	Value
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	$212,000	$190,037
9.25%, 7/20/2028 (a)	195,000	217,216
Prologis LP:
1.63%, 3/15/2031	200,000	170,792
1.75%, 7/1/2030	360,400	316,647
1.75%, 2/1/2031	323,000	280,067
2.25%, 4/15/2030	281,000	255,488
2.25%, 1/15/2032	343,000	297,333
2.88%, 11/15/2029	300,000	282,840
3.00%, 4/15/2050	200,000	129,846
3.38%, 12/15/2027	125,000	122,856
4.00%, 9/15/2028	120,000	119,256
4.63%, 1/15/2033 (a)	566,000	562,938
4.75%, 1/15/2031	125,000	126,595
4.88%, 6/15/2028 (a)	181,000	184,703
5.00%, 3/15/2034	362,000	362,804
5.00%, 1/31/2035	70,000	69,931
5.13%, 1/15/2034	300,000	303,780
5.25%, 5/15/2035	250,000	253,267
5.25%, 3/15/2054	170,000	159,579
Public Storage Operating Co.:
1.50%, 11/9/2026	390,000	376,670
1.85%, 5/1/2028	254,000	238,575
3.09%, 9/15/2027 (a)	200,000	195,706
3.39%, 5/1/2029	266,000	257,932
4.38%, 7/1/2030	500,000	498,590
5.00%, 7/1/2035	500,000	498,105
5.10%, 8/1/2033	200,000	205,228
5.35%, 8/1/2053	556,000	533,593
Realty Income Corp.:
2.85%, 12/15/2032	140,000	122,577
3.10%, 12/15/2029	217,000	205,805
3.25%, 1/15/2031	246,000	230,367
3.40%, 1/15/2030	263,000	251,791
3.65%, 1/15/2028	205,000	202,561
3.95%, 8/15/2027	482,000	479,233
4.00%, 7/15/2029	262,000	258,620
4.13%, 10/15/2026	239,500	238,968
4.75%, 2/15/2029	474,000	479,844
4.90%, 7/15/2033	200,000	199,352
5.13%, 4/15/2035	340,000	340,452
5.38%, 9/1/2054	80,000	76,714
5.63%, 10/13/2032	331,000	346,223
Regency Centers LP:
2.95%, 9/15/2029	380,000	359,415
3.70%, 6/15/2030 (a)	525,000	507,391
5.00%, 7/15/2032	125,000	126,404
5.10%, 1/15/2035	160,000	160,312
5.25%, 1/15/2034	125,000	126,794
Rexford Industrial Realty LP 5.00%, 6/15/2028	155,000	156,389
Sabra Health Care LP 5.13%, 8/15/2026	550,000	550,753

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Safehold GL Holdings LLC 5.65%, 1/15/2035 (a)	$200,000	$199,646
Simon Property Group LP:
1.38%, 1/15/2027 (a)	443,000	424,217
1.75%, 2/1/2028	285,000	268,849
2.20%, 2/1/2031	397,000	351,726
2.25%, 1/15/2032 (a)	216,000	186,391
2.45%, 9/13/2029	308,000	286,181
2.65%, 7/15/2030	291,000	268,343
3.25%, 11/30/2026 (a)	102,000	100,589
3.25%, 9/13/2049 (a)	471,000	316,305
3.38%, 12/1/2027	614,000	602,825
4.75%, 9/26/2034	200,000	194,700
5.50%, 3/8/2033 (a)	140,000	146,006
5.85%, 3/8/2053	350,000	350,287
6.75%, 2/1/2040	200,000	226,314
Store Capital LLC:
2.70%, 12/1/2031	200,000	169,640
4.63%, 3/15/2029	324,000	318,625
5.40%, 4/30/2030 (b)	175,000	177,049
Sun Communities Operating LP 2.70%, 7/15/2031	270,250	239,404
Tanger Properties LP 2.75%, 9/1/2031	228,000	200,015
UDR, Inc.:
Series MTN, 4.40%, 1/26/2029	421,000	420,794
5.13%, 9/1/2034	440,000	435,653
Ventas Realty LP:
2.50%, 9/1/2031	304,000	267,815
3.25%, 10/15/2026	431,000	424,457
4.75%, 11/15/2030	350,000	351,456
4.88%, 4/15/2049	210,000	180,016
5.00%, 1/15/2035	375,000	368,554
5.10%, 7/15/2032	355,000	359,090
5.63%, 7/1/2034	205,000	211,097
VICI Properties LP:
4.75%, 2/15/2028	550,000	553,212
4.75%, 4/1/2028	318,000	320,668
5.13%, 11/15/2031	870,000	870,809
5.63%, 4/1/2035 (a)	165,000	166,330
5.63%, 5/15/2052	200,000	184,166
5.75%, 4/1/2034	370,000	378,099
Welltower OP LLC:
2.05%, 1/15/2029 (a)	283,000	262,154
2.75%, 1/15/2031	331,000	302,521
2.80%, 6/1/2031	312,000	283,249
4.13%, 3/15/2029	438,000	435,354
4.25%, 4/15/2028	309,000	309,501
4.50%, 7/1/2030	355,000	356,587
5.13%, 7/1/2035	355,000	356,186
Weyerhaeuser Co.:
3.38%, 3/9/2033	282,000	252,249
4.00%, 11/15/2029	200,000	196,446
4.00%, 3/9/2052 (a)	150,000	112,607
Security Description	Principal Amount	Value
6.95%, 10/1/2027	$175,000	$184,405
WP Carey, Inc.:
2.25%, 4/1/2033	200,000	162,908
2.40%, 2/1/2031	103,000	90,624
3.85%, 7/15/2029 (a)	365,000	355,313
5.38%, 6/30/2034	200,000	201,908
		79,984,840
RETAIL — 0.6%
AutoNation, Inc.:
3.85%, 3/1/2032	375,000	345,296
4.75%, 6/1/2030	303,000	301,482
AutoZone, Inc.:
3.75%, 4/18/2029	514,000	502,605
4.00%, 4/15/2030	362,000	354,412
4.75%, 8/1/2032	549,000	546,551
4.75%, 2/1/2033 (a)	155,000	153,461
5.05%, 7/15/2026	174,000	175,255
5.13%, 6/15/2030	65,000	66,639
5.20%, 8/1/2033	200,000	202,388
5.40%, 7/15/2034 (a)	355,000	363,282
6.25%, 11/1/2028	250,000	265,033
Best Buy Co., Inc. 4.45%, 10/1/2028 (a)	355,000	355,845
Costco Wholesale Corp.:
1.38%, 6/20/2027	448,000	427,280
1.60%, 4/20/2030	560,000	499,610
1.75%, 4/20/2032 (a)	209,000	178,831
3.00%, 5/18/2027	438,000	431,408
Darden Restaurants, Inc.:
4.35%, 10/15/2027 (a)	275,000	275,577
4.55%, 10/15/2029	180,000	179,609
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (a)	249,000	223,326
4.10%, 1/15/2052	200,000	142,654
Dollar General Corp.:
3.50%, 4/3/2030	496,000	470,768
4.63%, 11/1/2027	141,000	141,888
5.00%, 11/1/2032 (a)	325,000	325,933
5.20%, 7/5/2028	225,000	229,561
5.45%, 7/5/2033 (a)	468,000	478,867
Dollar Tree, Inc. 4.20%, 5/15/2028	481,000	476,714
Ferguson Enterprises, Inc. 5.00%, 10/3/2034	125,000	124,033
Genuine Parts Co.:
2.75%, 2/1/2032	200,000	174,332
4.95%, 8/15/2029	250,000	253,910
6.88%, 11/1/2033	200,000	222,570
Home Depot, Inc.:
0.90%, 3/15/2028	209,766	193,476
1.38%, 3/15/2031	297,000	251,984
1.50%, 9/15/2028	348,000	321,914
1.88%, 9/15/2031	324,000	279,207
2.13%, 9/15/2026	714,000	697,521
2.38%, 3/15/2051	350,000	197,421

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.50%, 4/15/2027	$412,000	$401,028
2.70%, 4/15/2030 (a)	614,000	573,531
2.75%, 9/15/2051	375,000	229,594
3.13%, 12/15/2049	805,000	541,588
3.25%, 4/15/2032	220,000	203,702
3.30%, 4/15/2040	275,000	219,522
3.35%, 4/15/2050	526,000	368,957
3.63%, 4/15/2052	924,000	672,145
3.90%, 12/6/2028	323,000	322,002
3.90%, 6/15/2047	245,000	192,795
4.20%, 4/1/2043	473,000	403,455
4.25%, 4/1/2046	698,000	584,366
4.40%, 3/15/2045	246,000	211,799
4.50%, 9/15/2032 (a)	245,000	246,029
4.50%, 12/6/2048	200,000	171,474
4.75%, 6/25/2029	245,000	250,138
4.85%, 6/25/2031	385,000	394,952
4.88%, 6/25/2027	182,000	184,972
4.88%, 2/15/2044	1,200,000	1,107,852
4.95%, 9/30/2026	514,000	518,940
4.95%, 6/25/2034	310,000	313,596
4.95%, 9/15/2052 (a)	320,000	290,746
5.30%, 6/25/2054	105,000	100,756
5.40%, 9/15/2040	350,000	354,977
5.88%, 12/16/2036	893,000	957,600
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	293,000	271,195
1.70%, 10/15/2030	646,000	562,640
2.63%, 4/1/2031	678,800	612,291
2.80%, 9/15/2041	200,000	139,730
3.00%, 10/15/2050	349,000	218,146
3.10%, 5/3/2027	512,000	501,944
3.50%, 4/1/2051 (a)	200,000	137,074
3.65%, 4/5/2029	458,000	447,214
3.75%, 4/1/2032	785,000	740,145
4.25%, 4/1/2052	666,000	521,152
4.50%, 4/15/2030 (a)	404,000	406,977
5.00%, 4/15/2033 (a)	280,000	282,806
5.00%, 4/15/2040	170,000	160,439
5.13%, 4/15/2050 (a)	267,000	237,958
5.15%, 7/1/2033 (a)	560,000	571,497
5.63%, 4/15/2053	410,000	394,518
5.75%, 7/1/2053	580,000	567,234
5.85%, 4/1/2063	350,000	341,113
6.50%, 3/15/2029	257,000	275,632
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	300,000	272,328
Series MTN, 2.63%, 9/1/2029	626,000	588,039
Series MTN, 3.50%, 3/1/2027	502,000	496,388
Series MTN, 3.50%, 7/1/2027	475,000	469,157
Series MTN, 3.60%, 7/1/2030	150,000	145,115
Security Description	Principal Amount	Value
Series MTN, 3.63%, 9/1/2049 (a)	$330,000	$239,524
Series MTN, 4.20%, 4/1/2050	150,000	119,208
Series MTN, 4.45%, 3/1/2047	305,000	257,771
Series MTN, 4.45%, 9/1/2048	417,000	348,704
4.60%, 5/15/2030	500,000	505,415
Series MTN, 4.60%, 9/9/2032 (a)	415,000	415,602
Series MTN, 4.60%, 5/26/2045	545,000	473,082
Series MTN, 4.70%, 12/9/2035 (a)	543,000	529,794
Series MTN, 4.88%, 7/15/2040	93,000	87,676
4.95%, 3/3/2035 (a)	200,000	199,830
Series MTN, 5.70%, 2/1/2039	364,000	377,308
Series MTN, 6.30%, 10/15/2037	393,000	430,162
Series MTN, 6.30%, 3/1/2038	427,000	466,596
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (a)	200,000	171,936
3.60%, 9/1/2027	258,000	254,602
4.20%, 4/1/2030	414,500	410,260
4.35%, 6/1/2028 (a)	98,000	98,277
4.70%, 6/15/2032 (a)	170,000	168,944
5.00%, 8/19/2034	250,000	248,310
5.75%, 11/20/2026	245,000	249,461
Starbucks Corp.:
2.00%, 3/12/2027	791,000	761,678
2.55%, 11/15/2030	231,500	209,887
3.00%, 2/14/2032 (a)	110,000	99,488
3.35%, 3/12/2050	200,000	134,844
3.50%, 3/1/2028	334,000	327,921
3.50%, 11/15/2050	405,400	282,385
3.55%, 8/15/2029 (a)	251,000	244,138
4.00%, 11/15/2028	288,000	285,909
4.30%, 6/15/2045	400,000	324,780
4.50%, 5/15/2028	165,000	165,825
4.50%, 11/15/2048	200,000	166,116
4.80%, 5/15/2030	145,000	146,802
5.00%, 2/15/2034 (a)	500,000	502,970
5.40%, 5/15/2035	145,000	147,665
Target Corp.:
1.95%, 1/15/2027 (a)	280,000	271,267
2.35%, 2/15/2030	295,000	272,167
2.65%, 9/15/2030	231,000	213,546
2.95%, 1/15/2052 (a)	200,000	126,666
3.38%, 4/15/2029	401,000	390,149
3.90%, 11/15/2047	297,000	229,453
4.00%, 7/1/2042	275,000	231,270
4.35%, 6/15/2028	65,000	65,394

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.40%, 1/15/2033 (a)	$237,000	$233,457
4.50%, 9/15/2032 (a)	363,000	360,938
4.50%, 9/15/2034 (a)	145,000	140,547
4.80%, 1/15/2053 (a)	195,000	172,579
5.00%, 4/15/2035 (a)	175,000	174,872
5.25%, 2/15/2036 (a)	250,000	252,243
6.50%, 10/15/2037 (a)	480,000	537,355
TJX Cos., Inc.:
2.25%, 9/15/2026	200,000	195,884
4.50%, 4/15/2050	200,000	174,458
Tractor Supply Co. 1.75%, 11/1/2030	200,000	173,314
Walmart, Inc.:
1.05%, 9/17/2026	373,000	360,657
1.50%, 9/22/2028 (a)	300,000	278,166
2.50%, 9/22/2041	423,000	298,342
2.65%, 9/22/2051	405,000	252,833
3.25%, 7/8/2029	431,000	419,941
3.63%, 12/15/2047	200,000	155,092
3.90%, 4/15/2028 (a)	310,000	310,484
3.95%, 9/9/2027 (a)	634,000	634,564
3.95%, 6/28/2038	1,093,000	1,004,030
4.00%, 4/15/2030 (a)	164,000	164,133
4.00%, 4/11/2043	434,000	369,456
4.05%, 6/29/2048	204,000	168,667
4.10%, 4/28/2027	600,000	602,622
4.10%, 4/15/2033 (a)	485,000	473,966
4.15%, 9/9/2032 (a)	420,000	414,981
4.30%, 4/22/2044	200,000	177,872
4.35%, 4/28/2030	125,000	126,411
4.50%, 9/9/2052	442,000	386,573
4.50%, 4/15/2053	433,000	379,035
4.90%, 4/28/2035 (a)	340,000	344,468
5.63%, 4/1/2040	363,000	386,482
6.20%, 4/15/2038	438,000	492,312
6.50%, 8/15/2037	460,000	528,457
		52,805,864
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	370,000	372,801
Analog Devices, Inc.:
1.70%, 10/1/2028 (a)	677,000	627,464
2.10%, 10/1/2031	274,000	239,427
3.45%, 6/15/2027	279,000	276,213
3.50%, 12/5/2026	472,000	468,026
4.25%, 6/15/2028	385,000	386,771
4.50%, 6/15/2030	500,000	503,920
Applied Materials, Inc.:
1.75%, 6/1/2030 (a)	540,000	479,866
2.75%, 6/1/2050	200,000	125,002
4.35%, 4/1/2047	443,000	379,407
4.80%, 6/15/2029	415,000	424,387
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	150,000	147,221
Security Description	Principal Amount	Value
3.88%, 1/15/2027	$995,000	$988,811
Broadcom, Inc.:
1.95%, 2/15/2028 (a) (b)	454,000	428,204
2.45%, 2/15/2031 (b)	656,000	586,582
2.60%, 2/15/2033 (b)	250,000	213,888
3.14%, 11/15/2035 (b)	644,000	543,220
3.19%, 11/15/2036 (b)	906,000	750,992
3.42%, 4/15/2033 (b)	1,578,000	1,429,289
3.47%, 4/15/2034 (b)	969,000	864,338
3.50%, 2/15/2041 (b)	619,000	489,716
3.75%, 2/15/2051 (b)	470,000	351,410
4.11%, 9/15/2028	694,000	691,120
4.15%, 2/15/2028	305,000	304,173
4.15%, 11/15/2030 (a)	617,000	607,066
4.15%, 4/15/2032 (b)	867,000	834,808
4.30%, 11/15/2032	127,000	123,092
4.35%, 2/15/2030	175,000	174,358
4.55%, 2/15/2032	250,000	247,700
4.75%, 4/15/2029	578,000	585,445
4.80%, 4/15/2028	300,000	304,362
4.80%, 10/15/2034	236,000	233,067
4.93%, 5/15/2037 (b)	571,000	553,841
5.00%, 4/15/2030 (a)	608,000	621,224
5.05%, 7/12/2027	450,000	456,682
5.05%, 7/12/2029	565,000	578,588
5.05%, 4/15/2030	335,000	343,047
5.15%, 11/15/2031	270,000	277,736
5.20%, 4/15/2032	295,000	303,231
Intel Corp.:
1.60%, 8/12/2028	364,000	334,367
2.00%, 8/12/2031 (a)	279,000	239,714
2.45%, 11/15/2029	1,255,000	1,147,509
2.80%, 8/12/2041	150,000	100,754
3.05%, 8/12/2051	400,000	237,652
3.10%, 2/15/2060	300,000	167,952
3.15%, 5/11/2027	573,000	561,156
3.25%, 11/15/2049	634,000	401,176
3.73%, 12/8/2047	428,000	301,393
3.90%, 3/25/2030	754,000	730,920
4.00%, 8/5/2029	425,000	416,134
4.10%, 5/19/2046	210,000	157,653
4.10%, 5/11/2047	300,000	224,982
4.25%, 12/15/2042	200,000	160,558
4.60%, 3/25/2040	273,000	239,809
4.75%, 3/25/2050	1,148,000	935,597
4.88%, 2/10/2028	575,000	582,509
4.90%, 7/29/2045 (a)	300,000	255,045
4.90%, 8/5/2052	350,000	289,275
4.95%, 3/25/2060 (a)	250,000	202,585
5.05%, 8/5/2062	348,000	283,213
5.13%, 2/10/2030 (a)	200,000	204,456
5.15%, 2/21/2034 (a)	313,000	311,976
5.20%, 2/10/2033 (a)	310,000	312,616
5.60%, 2/21/2054 (a)	350,000	320,688
5.63%, 2/10/2043	300,000	284,799

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.70%, 2/10/2053	$1,568,000	$1,457,864
KLA Corp.:
3.30%, 3/1/2050	493,000	341,738
4.10%, 3/15/2029	359,000	358,609
4.95%, 7/15/2052	260,000	236,644
5.00%, 3/15/2049	240,000	222,187
5.25%, 7/15/2062	379,000	354,960
Lam Research Corp.:
2.88%, 6/15/2050 (a)	200,000	129,042
4.00%, 3/15/2029 (a)	204,000	202,637
4.88%, 3/15/2049 (a)	501,000	456,486
Marvell Technology, Inc.:
2.95%, 4/15/2031	324,000	294,772
4.75%, 7/15/2030	350,000	351,589
4.88%, 6/22/2028	170,000	172,067
5.45%, 7/15/2035	350,000	352,524
5.95%, 9/15/2033 (a)	465,000	490,835
Microchip Technology, Inc.:
4.90%, 3/15/2028	250,000	252,925
5.05%, 3/15/2029	266,000	270,131
Micron Technology, Inc.:
3.48%, 11/1/2051 (a)	200,000	136,026
4.66%, 2/15/2030	360,000	359,942
5.33%, 2/6/2029 (a)	285,000	291,757
5.38%, 4/15/2028 (a)	325,000	333,860
5.65%, 11/1/2032 (a)	65,000	67,553
5.80%, 1/15/2035	500,000	516,540
5.88%, 9/15/2033	860,000	898,881
6.05%, 11/1/2035	115,000	120,281
NVIDIA Corp.:
2.00%, 6/15/2031 (a)	367,000	325,595
2.85%, 4/1/2030 (a)	774,000	734,015
3.20%, 9/16/2026	670,000	663,950
3.50%, 4/1/2040	482,000	405,911
3.50%, 4/1/2050	200,000	149,532
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	428,000	441,919
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	389,000	338,271
3.13%, 2/15/2042	350,000	248,815
3.25%, 5/11/2041	345,000	253,616
4.30%, 6/18/2029	274,000	271,408
4.40%, 6/1/2027	200,000	200,404
5.00%, 1/15/2033 (a)	376,000	374,797
Qorvo, Inc. 4.38%, 10/15/2029	200,000	194,446
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	435,000	404,241
1.65%, 5/20/2032 (a)	321,000	266,889
3.25%, 5/20/2027 (a)	636,000	628,145
4.25%, 5/20/2032 (a)	245,000	242,138
4.30%, 5/20/2047	522,000	437,707
4.50%, 5/20/2030 (a)	250,000	252,653
4.50%, 5/20/2052	200,000	169,210
Security Description	Principal Amount	Value
4.65%, 5/20/2035 (a)	$200,000	$197,950
4.75%, 5/20/2032	350,000	354,350
4.80%, 5/20/2045	250,000	227,780
5.00%, 5/20/2035 (a)	315,000	317,306
5.40%, 5/20/2033 (a)	250,000	263,570
6.00%, 5/20/2053	315,000	331,267
Texas Instruments, Inc.:
1.75%, 5/4/2030	320,000	285,242
1.90%, 9/15/2031 (a)	203,000	177,168
2.25%, 9/4/2029	202,000	187,513
2.70%, 9/15/2051	200,000	121,212
2.90%, 11/3/2027	397,000	387,547
3.88%, 3/15/2039	138,000	121,901
4.10%, 8/16/2052	150,000	118,812
4.15%, 5/15/2048	418,000	344,344
4.50%, 5/23/2030 (a)	250,000	252,788
4.60%, 2/15/2028	115,000	116,780
4.85%, 2/8/2034	225,000	228,260
4.90%, 3/14/2033 (a)	247,000	252,587
5.00%, 3/14/2053	1,010,000	931,331
5.05%, 5/18/2063	150,000	137,750
5.10%, 5/23/2035	250,000	254,663
TSMC Arizona Corp.:
1.75%, 10/25/2026	489,000	473,019
2.50%, 10/25/2031	639,000	573,464
3.13%, 10/25/2041 (a)	256,000	197,888
3.25%, 10/25/2051 (a)	200,000	144,254
3.88%, 4/22/2027	475,000	472,587
4.25%, 4/22/2032	250,000	246,068
Xilinx, Inc. 2.38%, 6/1/2030 (a)	256,000	234,555
		51,346,451
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	300,000	279,246
3.48%, 12/1/2027	200,500	196,306
5.35%, 1/15/2030	225,000	231,338
5.75%, 1/15/2035 (a)	105,000	108,304
		815,194
SOFTWARE — 0.7%
Adobe, Inc.:
2.15%, 2/1/2027	232,000	225,567
2.30%, 2/1/2030	508,000	468,437
4.75%, 1/17/2028	200,000	203,582
4.80%, 4/4/2029	300,000	307,530
4.95%, 1/17/2030	400,000	413,168
5.30%, 1/17/2035 (a)	500,000	522,830
AppLovin Corp.:
5.13%, 12/1/2029	600,000	608,100
5.38%, 12/1/2031	400,000	407,068
5.50%, 12/1/2034 (a)	200,000	203,120
Atlassian Corp. 5.25%, 5/15/2029	500,000	513,240

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Autodesk, Inc.:
2.40%, 12/15/2031	$302,000	$264,972
2.85%, 1/15/2030	39,000	36,480
3.50%, 6/15/2027	316,000	312,126
5.30%, 6/15/2035	155,000	157,593
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	403,000	359,178
2.90%, 12/1/2029	211,000	197,741
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	85,000	85,164
4.30%, 9/10/2029	320,000	320,253
Concentrix Corp.:
6.60%, 8/2/2028 (a)	200,000	209,898
6.85%, 8/2/2033 (a)	200,000	209,062
Electronic Arts, Inc.:
1.85%, 2/15/2031 (a)	251,000	217,863
2.95%, 2/15/2051 (a)	375,000	234,113
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028 (a)	664,000	619,578
3.10%, 3/1/2041	200,000	147,006
3.75%, 5/21/2029	201,000	195,438
4.50%, 8/15/2046	138,000	113,016
5.10%, 7/15/2032 (a)	331,000	337,064
Fiserv, Inc.:
2.25%, 6/1/2027	539,600	519,797
2.65%, 6/1/2030 (a)	554,500	508,194
3.20%, 7/1/2026	929,000	918,558
3.50%, 7/1/2029	741,000	713,494
4.40%, 7/1/2049	583,000	477,308
4.75%, 3/15/2030	440,000	443,366
5.15%, 8/12/2034 (a)	300,000	300,705
5.35%, 3/15/2031 (a)	200,000	207,328
5.45%, 3/15/2034	605,000	618,661
5.63%, 8/21/2033	570,000	591,922
Intuit, Inc.:
1.35%, 7/15/2027 (a)	300,000	284,406
1.65%, 7/15/2030	155,000	136,908
5.20%, 9/15/2033	500,000	517,490
5.50%, 9/15/2053 (a)	525,000	520,805
Microsoft Corp.:
2.40%, 8/8/2026	1,245,000	1,224,096
2.50%, 9/15/2050	282,000	173,004
2.53%, 6/1/2050	1,680,000	1,038,610
2.68%, 6/1/2060	931,000	550,035
2.92%, 3/17/2052	2,636,000	1,748,775
3.04%, 3/17/2062	670,000	429,986
3.30%, 2/6/2027	1,292,000	1,279,183
3.40%, 9/15/2026	303,000	301,088
3.45%, 8/8/2036	425,000	381,654
3.50%, 2/12/2035 (a)	584,000	545,614
3.70%, 8/8/2046	392,000	315,587
3.95%, 8/8/2056	160,000	127,440
4.00%, 2/12/2055 (a)	296,000	240,994
Security Description	Principal Amount	Value
4.10%, 2/6/2037	$369,000	$352,469
4.20%, 11/3/2035 (a)	649,000	640,050
4.25%, 2/6/2047	270,000	239,863
4.45%, 11/3/2045	312,000	285,053
4.50%, 2/6/2057 (a)	265,000	237,268
5.30%, 2/8/2041	300,000	312,768
Oracle Corp.:
2.30%, 3/25/2028 (a)	631,000	599,071
2.65%, 7/15/2026	1,258,000	1,235,155
2.80%, 4/1/2027	753,000	733,942
2.88%, 3/25/2031	1,054,000	960,942
2.95%, 4/1/2030	987,000	921,128
3.25%, 11/15/2027	978,000	955,467
3.25%, 5/15/2030 (a)	205,000	193,577
3.60%, 4/1/2040	845,000	676,287
3.60%, 4/1/2050	2,679,000	1,872,273
3.65%, 3/25/2041	483,000	380,179
3.80%, 11/15/2037	601,900	514,841
3.85%, 7/15/2036 (a)	348,000	305,937
3.85%, 4/1/2060	692,000	476,850
3.90%, 5/15/2035	467,000	421,094
3.95%, 3/25/2051	625,000	461,131
4.00%, 7/15/2046	1,148,000	885,292
4.00%, 11/15/2047	318,000	243,299
4.13%, 5/15/2045	599,000	475,959
4.20%, 9/27/2029	220,000	218,398
4.30%, 7/8/2034 (a)	544,000	516,115
4.38%, 5/15/2055	204,000	159,518
4.70%, 9/27/2034	750,000	728,287
4.80%, 8/3/2028 (a)	845,000	858,773
5.25%, 2/3/2032	330,000	338,570
5.38%, 7/15/2040	646,000	630,658
5.38%, 9/27/2054	750,000	684,668
5.50%, 8/3/2035	325,000	332,218
5.50%, 9/27/2064	400,000	363,824
5.55%, 2/6/2053	545,000	511,837
6.00%, 8/3/2055	200,000	199,688
6.13%, 7/8/2039	388,000	407,730
6.13%, 8/3/2065	500,000	500,095
6.15%, 11/9/2029	413,000	440,692
6.25%, 11/9/2032 (a)	508,000	549,443
6.50%, 4/15/2038	898,700	976,941
6.90%, 11/9/2052	290,000	322,466
Paychex, Inc.:
5.10%, 4/15/2030	210,000	215,038
5.35%, 4/15/2032	500,000	513,270
5.60%, 4/15/2035	155,000	160,203
Roper Technologies, Inc.:
1.75%, 2/15/2031	962,000	825,848
2.00%, 6/30/2030 (a)	387,000	343,973
2.95%, 9/15/2029	215,000	203,091
3.80%, 12/15/2026	362,000	359,144
4.20%, 9/15/2028	322,000	321,160
4.50%, 10/15/2029	200,000	200,352
4.75%, 2/15/2032	169,000	169,333

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.90%, 10/15/2034	$300,000	$296,097
Salesforce, Inc.:
1.50%, 7/15/2028	201,000	186,815
1.95%, 7/15/2031	511,000	447,932
2.70%, 7/15/2041	200,000	143,714
2.90%, 7/15/2051	736,000	470,532
3.05%, 7/15/2061	200,000	122,238
3.70%, 4/11/2028	513,000	509,671
ServiceNow, Inc. 1.40%, 9/1/2030	349,000	302,360
Synopsys, Inc.:
4.55%, 4/1/2027 (a)	480,000	482,434
4.65%, 4/1/2028	540,000	545,519
4.85%, 4/1/2030	470,000	476,627
5.00%, 4/1/2032	338,000	342,306
5.15%, 4/1/2035	290,000	292,346
5.70%, 4/1/2055	175,000	173,920
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	169,000	167,342
4.95%, 3/28/2028	250,000	253,800
5.40%, 6/12/2029	295,000	303,941
VMware LLC:
1.40%, 8/15/2026	702,000	679,220
1.80%, 8/15/2028	520,000	481,073
2.20%, 8/15/2031	280,000	242,964
3.90%, 8/21/2027	300,000	297,558
4.70%, 5/15/2030	400,000	401,648
Workday, Inc.:
3.50%, 4/1/2027	45,000	44,433
3.80%, 4/1/2032	990,000	930,590
		58,030,503
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	215,000	198,645
4.38%, 7/16/2042	570,000	480,236
4.38%, 4/22/2049 (a)	228,000	186,208
4.70%, 7/21/2032	200,000	198,354
5.00%, 1/20/2033	500,000	501,085
6.13%, 11/15/2037	456,000	483,442
6.13%, 3/30/2040	800,000	835,048
6.38%, 3/1/2035 (a)	200,000	218,282
AT&T, Inc.:
1.65%, 2/1/2028	999,500	937,931
2.25%, 2/1/2032	743,000	639,723
2.30%, 6/1/2027	892,000	859,736
2.55%, 12/1/2033	1,192,000	997,823
2.75%, 6/1/2031	925,000	838,235
3.50%, 6/1/2041	806,000	632,146
3.50%, 9/15/2053	2,359,000	1,597,043
3.55%, 9/15/2055	2,887,000	1,947,397
3.65%, 6/1/2051	784,000	556,013
3.65%, 9/15/2059	2,019,000	1,353,921
3.80%, 2/15/2027	731,000	725,298
3.80%, 12/1/2057	2,170,000	1,518,240
Security Description	Principal Amount	Value
3.85%, 6/1/2060	$300,000	$209,754
4.10%, 2/15/2028	419,000	417,228
4.25%, 3/1/2027	1,172,000	1,170,605
4.30%, 2/15/2030	1,167,250	1,163,807
4.35%, 3/1/2029	982,000	984,052
4.50%, 5/15/2035	911,000	867,992
4.50%, 3/9/2048	650,000	540,755
4.55%, 3/9/2049	395,000	328,166
4.65%, 6/1/2044	200,000	172,608
4.70%, 8/15/2030 (a)	340,000	343,091
4.75%, 5/15/2046	575,000	501,785
4.85%, 3/1/2039	250,000	236,388
4.90%, 8/15/2037	165,000	158,115
5.15%, 2/15/2050 (a)	479,000	430,405
5.15%, 11/15/2046	372,000	342,530
5.38%, 8/15/2035 (a)	250,000	254,440
5.40%, 2/15/2034	1,049,000	1,079,515
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (a)	229,000	193,537
3.65%, 8/15/2052	350,000	240,849
4.30%, 7/29/2049	300,000	233,031
4.46%, 4/1/2048	93,000	74,784
5.10%, 5/11/2033 (a)	389,000	388,471
British Telecommunications PLC 9.63%, 12/15/2030	1,182,500	1,454,652
Cisco Systems, Inc.:
2.50%, 9/20/2026	480,000	471,590
4.55%, 2/24/2028	65,000	65,876
4.75%, 2/24/2030	200,000	204,444
4.80%, 2/26/2027 (a)	755,000	764,302
4.85%, 2/26/2029	370,000	379,072
4.95%, 2/24/2032	200,000	204,920
5.05%, 2/26/2034	820,000	839,319
5.10%, 2/24/2035 (a)	200,000	204,704
5.30%, 2/26/2054	500,000	484,585
5.35%, 2/26/2064	1,330,000	1,282,745
5.50%, 1/15/2040	956,000	987,032
5.50%, 2/24/2055	120,000	119,636
5.90%, 2/15/2039	824,000	886,929
Corning, Inc.:
4.70%, 3/15/2037	495,000	477,576
4.75%, 3/15/2042	150,000	134,388
5.35%, 11/15/2048	434,000	408,325
5.75%, 8/15/2040	221,000	223,734
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	1,084,000	1,279,998
Juniper Networks, Inc.:
2.00%, 12/10/2030	333,000	289,560
5.95%, 3/15/2041	310,000	308,521
Motorola Solutions, Inc.:
2.30%, 11/15/2030	354,000	314,621
2.75%, 5/24/2031	110,000	98,821

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.60%, 2/23/2028	$516,000	$519,607
4.85%, 8/15/2030	390,000	394,325
5.00%, 4/15/2029	550,000	559,443
5.20%, 8/15/2032	225,000	228,800
5.50%, 9/1/2044	148,000	144,791
5.55%, 8/15/2035	500,000	509,880
Nokia OYJ 6.63%, 5/15/2039	300,000	311,160
Orange SA:
5.38%, 1/13/2042	689,000	671,741
9.00%, 3/1/2031	827,000	1,004,565
Rogers Communications, Inc.:
2.90%, 11/15/2026	150,000	146,769
3.20%, 3/15/2027	760,000	745,218
3.80%, 3/15/2032	924,000	858,627
4.30%, 2/15/2048	200,000	161,276
4.50%, 3/15/2042	448,000	382,140
4.50%, 3/15/2043	489,000	411,684
5.00%, 2/15/2029 (a)	426,000	432,160
5.45%, 10/1/2043	167,000	156,743
7.50%, 8/15/2038	444,000	513,828
Sprint Capital Corp.:
6.88%, 11/15/2028	777,000	834,071
8.75%, 3/15/2032	404,000	490,125
Telefonica Emisiones SA:
4.90%, 3/6/2048	660,000	555,179
5.21%, 3/8/2047	902,000	797,612
5.52%, 3/1/2049	236,000	215,367
7.05%, 6/20/2036	1,207,000	1,340,989
Telefonica Europe BV 8.25%, 9/15/2030	282,000	326,088
TELUS Corp.:
3.40%, 5/13/2032 (a)	525,000	478,118
4.30%, 6/15/2049	250,000	194,998
4.60%, 11/16/2048	331,000	276,163
T-Mobile USA, Inc.:
2.05%, 2/15/2028	500,000	472,580
2.25%, 11/15/2031	228,000	197,699
2.55%, 2/15/2031	851,000	762,385
2.70%, 3/15/2032	219,000	192,904
3.00%, 2/15/2041	355,000	259,544
3.30%, 2/15/2051	368,000	243,837
3.38%, 4/15/2029	687,000	661,567
3.40%, 10/15/2052	965,000	643,925
3.50%, 4/15/2031	727,000	683,002
3.75%, 4/15/2027	897,000	887,949
3.88%, 4/15/2030	3,873,000	3,760,489
4.20%, 10/1/2029 (a)	105,000	104,286
4.38%, 4/15/2040	444,000	392,762
4.50%, 4/15/2050	782,000	646,065
4.70%, 1/15/2035	200,000	193,832
4.75%, 2/1/2028	500,000	500,690
4.80%, 7/15/2028	465,000	471,333
4.85%, 1/15/2029	406,000	412,086
5.05%, 7/15/2033	1,168,000	1,174,938
Security Description	Principal Amount	Value
5.13%, 5/15/2032	$233,000	$237,464
5.15%, 4/15/2034	195,000	197,521
5.25%, 6/15/2055	225,000	205,171
5.30%, 5/15/2035 (a)	250,000	253,105
5.38%, 4/15/2027	350,000	350,210
5.50%, 1/15/2055	420,000	398,294
5.65%, 1/15/2053	325,000	314,064
5.75%, 1/15/2034	665,000	696,401
5.75%, 1/15/2054	790,000	773,497
5.88%, 11/15/2055	200,000	200,488
6.00%, 6/15/2054	428,000	435,430
Verizon Communications, Inc.:
1.50%, 9/18/2030	204,000	176,223
1.75%, 1/20/2031	1,037,000	895,107
2.10%, 3/22/2028	789,000	747,585
2.36%, 3/15/2032	1,074,000	925,498
2.55%, 3/21/2031	1,000,000	897,050
2.65%, 11/20/2040	409,000	288,505
2.85%, 9/3/2041 (a)	390,000	275,765
2.88%, 11/20/2050	808,000	502,996
2.99%, 10/30/2056	3,887,000	2,340,052
3.00%, 11/20/2060	200,000	117,614
3.15%, 3/22/2030	277,000	262,291
3.40%, 3/22/2041	968,000	746,386
3.55%, 3/22/2051	2,383,000	1,704,584
3.70%, 3/22/2061	1,025,000	706,758
3.88%, 2/8/2029	776,000	766,083
3.88%, 3/1/2052 (a)	351,000	260,670
4.00%, 3/22/2050	454,000	346,307
4.02%, 12/3/2029	846,000	834,613
4.13%, 3/16/2027	658,000	657,776
4.33%, 9/21/2028	754,000	757,144
4.40%, 11/1/2034	273,000	259,205
4.50%, 8/10/2033	633,500	615,439
4.67%, 3/15/2055	200,000	168,548
4.81%, 3/15/2039	671,000	629,465
4.86%, 8/21/2046	650,000	580,307
5.05%, 5/9/2033 (a)	214,000	216,925
5.25%, 4/2/2035	445,000	448,653
5.25%, 3/16/2037	610,000	607,414
5.50%, 3/16/2047	173,000	168,336
5.50%, 2/23/2054 (a)	175,000	168,935
6.40%, 9/15/2033	250,000	273,833
6.55%, 9/15/2043	725,000	794,904
7.75%, 12/1/2030	135,000	155,322
Vodafone Group PLC:
4.25%, 9/17/2050	355,000	276,446
4.38%, 2/19/2043	788,000	675,466
4.88%, 6/19/2049	836,000	719,019
5.25%, 5/30/2048 (a)	450,000	411,768
5.75%, 6/28/2054	500,000	479,500
5.75%, 2/10/2063	142,000	132,959
5.88%, 6/28/2064	300,000	287,601
6.15%, 2/27/2037	687,000	735,516
		91,321,617

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc.:
3.55%, 11/19/2026	$235,000	$231,872
3.90%, 11/19/2029	547,000	527,237
6.05%, 5/14/2034	200,000	206,240
6.35%, 3/15/2040	325,000	333,138
Mattel, Inc. 5.45%, 11/1/2041	200,000	177,998
		1,476,485
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	200,000	132,582
3.25%, 6/15/2027	380,000	374,817
3.30%, 9/15/2051 (a)	270,000	187,310
3.90%, 8/1/2046	197,000	157,243
4.05%, 6/15/2048	286,000	230,908
4.15%, 12/15/2048 (a)	236,000	195,028
4.40%, 3/15/2042	348,000	308,098
4.45%, 3/15/2043	518,000	456,576
4.55%, 9/1/2044	230,000	203,582
4.70%, 9/1/2045	200,000	180,116
4.90%, 4/1/2044	235,000	219,459
4.95%, 9/15/2041	300,000	282,624
5.20%, 4/15/2054	910,000	860,833
5.40%, 6/1/2041	66,000	65,572
5.50%, 3/15/2055	249,000	246,418
5.80%, 3/15/2056	750,000	772,117
6.15%, 5/1/2037	516,000	562,605
Canadian National Railway Co.:
2.45%, 5/1/2050	89,000	52,292
3.20%, 8/2/2046	238,000	169,789
3.65%, 2/3/2048	899,000	685,901
3.85%, 8/5/2032 (a)	200,000	190,206
5.85%, 11/1/2033	250,000	267,160
6.13%, 11/1/2053	100,000	108,933
6.20%, 6/1/2036	215,000	235,330
6.38%, 11/15/2037	200,000	221,770
6.90%, 7/15/2028	171,000	183,928
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	430,000	415,109
2.45%, 12/2/2031	392,000	343,921
3.10%, 12/2/2051	544,000	357,452
3.50%, 5/1/2050	160,000	113,986
4.20%, 11/15/2069	478,000	359,475
4.80%, 3/30/2030	320,000	325,114
4.80%, 9/15/2035	330,000	322,044
4.80%, 8/1/2045	200,000	177,866
5.20%, 3/30/2035 (a)	500,000	506,725
5.95%, 5/15/2037	150,000	159,193
6.13%, 9/15/2115	350,000	356,517
7.13%, 10/15/2031	312,000	350,716
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	352,000	350,075
Security Description	Principal Amount	Value
CSX Corp.:
2.40%, 2/15/2030	$351,000	$323,710
2.60%, 11/1/2026 (a)	162,000	158,535
3.25%, 6/1/2027	571,000	561,824
3.35%, 9/15/2049	191,000	133,664
3.80%, 3/1/2028	247,360	245,196
3.80%, 4/15/2050	250,000	189,775
3.95%, 5/1/2050 (a)	140,000	109,010
4.10%, 11/15/2032 (a)	270,000	261,684
4.10%, 3/15/2044	300,000	249,297
4.25%, 3/15/2029	542,000	542,000
4.25%, 11/1/2066	200,000	154,090
4.30%, 3/1/2048	351,000	291,772
4.50%, 11/15/2052 (a)	415,000	350,372
4.50%, 8/1/2054	135,000	113,017
5.05%, 6/15/2035	250,000	251,272
5.20%, 11/15/2033 (a)	345,000	356,557
6.15%, 5/1/2037	200,000	216,832
Federal Express Corp. Pass-Through Trusts Series 2020-1, 1.88%, 8/20/2035	151,875	131,170
FedEx Corp.:
2.40%, 5/15/2031 (a) (b)	306,000	268,901
3.10%, 8/5/2029 (a)	150,000	142,175
3.10%, 8/5/2029 (b)	332,000	314,079
3.90%, 2/1/2035 (b)	154,000	137,630
4.05%, 2/15/2048 (b)	200,000	148,132
4.25%, 5/15/2030 (b)	352,000	345,189
4.40%, 1/15/2047 (b)	330,000	259,746
4.55%, 4/1/2046 (b)	458,000	372,249
4.75%, 11/15/2045	415,000	344,130
5.25%, 5/15/2050 (a) (b)	385,000	340,355
JB Hunt Transport Services, Inc. 4.90%, 3/15/2030 (a)	250,000	253,455
Kirby Corp. 4.20%, 3/1/2028	150,000	148,660
Norfolk Southern Corp.:
2.30%, 5/15/2031	207,000	183,744
2.55%, 11/1/2029	346,000	321,382
2.90%, 8/25/2051	290,000	181,618
3.05%, 5/15/2050	475,000	311,310
3.16%, 5/15/2055	200,000	128,092
3.40%, 11/1/2049	257,000	180,062
3.70%, 3/15/2053	543,000	393,860
3.80%, 8/1/2028	308,000	304,803
4.05%, 8/15/2052	500,000	386,535
4.10%, 5/15/2121	220,000	151,523
4.15%, 2/28/2048	345,000	277,670
4.45%, 3/1/2033	248,000	242,631
4.55%, 6/1/2053	430,000	363,479
5.10%, 5/1/2035 (a)	85,000	85,405
7.80%, 5/15/2027	150,000	159,871

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	$145,000	$141,395
Series MTN, 4.85%, 6/15/2030	250,000	252,305
Series MTN, 4.90%, 12/1/2029 (a)	250,000	253,700
Series GMTN, 4.95%, 9/1/2029	200,000	203,474
Series MTN, 5.25%, 6/1/2028	403,000	413,401
Series MTN, 5.30%, 3/15/2027	350,000	355,236
Series MTN, 5.65%, 3/1/2028	378,000	390,561
Union Pacific Corp.:
2.15%, 2/5/2027	270,000	262,129
2.38%, 5/20/2031 (a)	500,000	449,730
2.40%, 2/5/2030 (a)	401,000	370,083
2.80%, 2/14/2032	435,000	392,431
2.89%, 4/6/2036	693,000	573,797
2.95%, 3/10/2052 (a)	391,000	248,930
3.00%, 4/15/2027	200,000	196,352
3.25%, 2/5/2050	430,000	296,872
3.35%, 8/15/2046	155,000	111,571
3.50%, 2/14/2053	821,000	580,907
3.55%, 5/20/2061	200,000	133,724
3.60%, 9/15/2037	75,000	65,160
3.70%, 3/1/2029	597,000	587,311
3.80%, 10/1/2051	424,000	319,331
3.84%, 3/20/2060	741,000	533,157
3.95%, 9/10/2028	538,000	535,267
4.00%, 4/15/2047	200,000	159,692
4.50%, 1/20/2033	100,000	99,375
5.10%, 2/20/2035 (a)	331,000	336,425
5.15%, 1/20/2063	375,000	341,632
5.60%, 12/1/2054	155,000	154,237
United Parcel Service, Inc.:
2.40%, 11/15/2026	171,000	167,094
2.50%, 9/1/2029	302,000	282,086
3.05%, 11/15/2027 (a)	389,000	380,399
3.40%, 3/15/2029	478,000	466,083
3.40%, 11/15/2046	300,000	216,177
3.63%, 10/1/2042	349,000	271,756
3.75%, 11/15/2047 (a)	200,000	151,424
4.25%, 3/15/2049	200,000	162,392
4.45%, 4/1/2030	189,500	191,651
4.65%, 10/15/2030 (a)	500,000	506,830
4.88%, 3/3/2033 (a)	426,000	432,965
5.15%, 5/22/2034 (a)	215,000	220,362
5.25%, 5/14/2035 (a)	290,000	296,189
5.30%, 4/1/2050 (a)	315,000	298,302
5.50%, 5/22/2054 (a)	310,000	300,477
5.95%, 5/14/2055	300,000	308,016
6.05%, 5/14/2065	180,000	184,261
Security Description	Principal Amount	Value
6.20%, 1/15/2038	$433,000	$472,472
		37,142,974
TRUCKING & LEASING — 0.0% *
GATX Corp.:
3.10%, 6/1/2051	350,000	217,942
3.25%, 9/15/2026	200,000	197,056
3.50%, 6/1/2032	406,000	370,012
4.00%, 6/30/2030 (a)	269,000	261,785
4.55%, 11/7/2028	104,000	104,157
4.90%, 3/15/2033	231,000	228,572
5.20%, 3/15/2044	200,000	182,604
5.50%, 6/15/2035 (a)	160,000	161,850
6.05%, 6/5/2054 (a)	250,000	249,832
		1,973,810
VENTURE CAPITAL — 0.0% *
Hercules Capital, Inc. 6.00%, 6/16/2030	300,000	300,060
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	570,000	500,990
2.95%, 9/1/2027	420,000	409,769
3.45%, 6/1/2029	289,500	280,870
3.45%, 5/1/2050	200,000	141,146
3.75%, 9/1/2047	596,000	452,501
4.15%, 6/1/2049	379,000	302,950
4.30%, 12/1/2042	300,000	256,032
4.45%, 6/1/2032 (a)	100,000	98,751
5.15%, 3/1/2034	320,000	324,688
5.25%, 3/1/2035	180,000	182,371
5.45%, 3/1/2054 (a)	200,000	193,390
Essential Utilities, Inc.:
2.40%, 5/1/2031	430,000	379,759
4.28%, 5/1/2049	245,000	192,376
4.80%, 8/15/2027	300,000	303,288
5.30%, 5/1/2052	200,000	182,232
		4,201,113
TOTAL CORPORATE BONDS & NOTES (Cost $2,200,020,192)		2,127,443,222
ASSET-BACKED SECURITIES — 0.3%
AUTOMOBILE — 0.2%
BMW Vehicle Lease Trust Series 2024-1, Class A3, 4.98%, 3/25/2027	700,000	702,268
BMW Vehicle Owner Trust Series 2025-A, Class A3, 4.56%, 9/25/2029	500,000	503,562
Capital One Prime Auto Receivables Trust Series 2022-1, Class A4, 3.32%, 9/15/2027	800,000	792,714

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
CarMax Auto Owner Trust:
Series 2024-1, Class A3, 4.92%, 10/16/2028	$1,000,000	$1,005,739
Series 2024-2, Class A3, 5.50%, 1/16/2029	750,000	760,484
Carvana Auto Receivables Trust Series 2025-P1, Class A3, 4.55%, 5/10/2030	500,000	502,266
Drive Auto Receivables Trust Series 2025-1, Class A3, 4.73%, 9/15/2032	500,000	502,709
Ford Credit Auto Owner Trust:
Series 2024-B, Class A3, 5.10%, 4/15/2029	750,000	759,851
Series 2024-C, Class A3, 4.07%, 7/15/2029	475,000	473,801
Gm Financial Automobile Leasing Trust Series 2025-2, Class A3, 4.58%, 5/22/2028	231,000	232,476
GM Financial Automobile Leasing Trust Series 2025-1, Class A3, 4.66%, 2/21/2028	400,000	402,252
GM Financial Consumer Automobile Receivables Trust:
Series 2025-2, Class A3, 4.28%, 4/16/2030	134,000	134,729
Series 2025-1, Class A3, 4.62%, 12/17/2029	167,000	168,500
Harley-Davidson Motorcycle Trust Series 2024-A, Class A3, 5.37%, 3/15/2029	500,000	505,214
Honda Auto Receivables Owner Trust:
Series 2024-3, Class A3, 4.57%, 3/21/2029	364,000	365,500
Series 2025-2, Class A3, 4.15%, 10/15/2029	114,000	114,213
Series 2024-4, Class A3, 4.33%, 5/15/2029	333,000	333,528
Series 2024-2, Class A3, 5.27%, 11/20/2028	320,000	323,757
Hyundai Auto Receivables Trust:
Series 2024-A, Class A3, 4.99%, 2/15/2029	450,000	454,055
Series 2025-A, Class A3, 4.32%, 10/15/2029	637,000	637,927
Series 2025-B, Class A3, 4.36%, 12/17/2029	135,000	135,900
Mercedes-Benz Auto Lease Trust:
Series 2024-A, Class A3, 5.32%, 1/18/2028	214,000	216,567
Security Description	Principal Amount	Value
Series 2024-B, Class A3, 4.23%, 2/15/2028	$290,000	$289,849
Series 2025-A, Class A3, 4.61%, 4/16/2029	119,000	120,005
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	302,000	304,810
Nissan Auto Receivables Owner Trust:
Series 2023-B, Class A3, 5.93%, 3/15/2028	140,000	141,192
Series 2025-A, Class A3, 4.49%, 12/17/2029	560,000	565,494
Santander Drive Auto Receivables Trust:
Series 2025-2, Class A3, 4.67%, 8/15/2029	526,000	529,734
Series 2025-1, Class A3, 4.74%, 1/16/2029	500,000	501,838
Series 2023-6, Class B, 5.98%, 4/16/2029	450,000	456,139
Toyota Auto Receivables Owner Trust:
Series 2024-B, Class A3, 5.33%, 1/16/2029	300,000	304,107
Series 2023-D, Class A3, 5.54%, 8/15/2028	268,000	271,250
Series 2024-D, Class A3, 4.40%, 6/15/2029	225,000	225,784
Series 2025-A, Class A3, 4.64%, 8/15/2029	769,000	776,094
Volkswagen Auto Lease Trust:
Series 2024-A, Class A3, 5.21%, 6/21/2027	208,000	209,785
Series 2025-A, Class A3, 4.50%, 6/20/2028	215,000	216,424
Volkswagen Auto Loan Enhanced Trust Series 2023-2, Class A3, 5.48%, 12/20/2028	750,000	761,484
World Omni Auto Receivables Trust:
Series 2024-C, Class A3, 4.43%, 12/17/2029	225,000	225,637
Series 2025-A, Class A3, 4.73%, 3/15/2030	636,000	643,658
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	350,000	351,250
		16,922,546
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	500,000	505,651

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2023-3, Class A, 5.23%, 9/15/2028	$400,000	$404,763
Series 2024-1, Class A, 5.23%, 4/15/2029	703,000	716,704
Series 2025-2, Class A, 4.28%, 4/15/2030	435,000	437,529
BA Credit Card Trust:
Series 2024-A1, Class A, 4.93%, 5/15/2029	750,000	761,219
Series 2023-A2, Class A2, 4.98%, 11/15/2028	482,000	486,964
Series 2025-A1, Class A, 4.31%, 5/15/2030	120,000	120,785
Capital One Multi-Asset Execution Trust Series 2024-A1, Class A, 3.92%, 9/15/2029	2,000,000	1,992,911
Chase Issuance Trust:
Series 2024-A1, Class A, 4.60%, 1/16/2029	438,000	441,034
Series 2023-A1, Class A, 5.16%, 9/15/2028	500,000	505,664
Citibank Credit Card Issuance Trust:
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	276,158
Series 2025-A1, Class A, 4.30%, 6/21/2030	288,000	289,631
Series 2025-A2, Class A, 4.49%, 6/21/2032	300,000	302,076
Discover Card Execution Note Trust Series 2021-A2, Class A2, 1.03%, 9/15/2028	625,000	601,411
Synchrony Card Funding LLC:
Series 2023-A2, Class A, 5.74%, 10/15/2029	650,000	661,561
Series 2024-A1, Class A, 5.04%, 3/15/2030	700,000	709,262
Synchrony Card Issuance Trust Series 2025-A1, Class A, 4.78%, 2/15/2031	125,000	126,849
WF Card Issuance Trust Series 2025-A1, Class A, 4.34%, 5/15/2030	1,000,000	1,007,284
		10,347,456
OTHER ABS — 0.0% *
CNH Equipment Trust:
Series 2024-A, Class A3, 4.77%, 6/15/2029	300,000	301,574
Series 2023-A, Class A3, 4.81%, 8/15/2028	652,966	654,936
John Deere Owner Trust:
Series 2024-A, Class A3, 4.96%, 11/15/2028	91,000	91,829
Series 2024-B, Class A3, 5.20%, 3/15/2029	250,000	253,548
Security Description	Principal Amount	Value
Verizon Master Trust:
Series 2023-4, Class A1A, 5.16%, 6/20/2029	$410,000	$413,203
Series 2024-4, Class A1A, 5.21%, 6/20/2029	500,000	504,350
Series 2024-3, Class A1A, 5.34%, 4/22/2030	1,250,000	1,275,056
Series 2025-5, Class A1A, 4.40%, 6/20/2031	212,000	213,098
		3,707,594
TOTAL ASSET-BACKED SECURITIES (Cost $30,807,198)		30,977,596
FOREIGN GOVERNMENT OBLIGATIONS — 2.9%
AUSTRIA — 0.0% *
Oesterreichische Kontrollbank AG:
3.63%, 09/09/2027	256,000	255,145
3.75%, 09/05/2029	785,000	782,394
4.00%, 05/28/2028	250,000	251,683
4.25%, 03/01/2028	215,000	217,528
4.50%, 01/24/2030	425,000	436,033
		1,942,783
CANADA — 0.3%
Canada Government International Bonds:
3.75%, 04/26/2028	1,373,000	1,374,448
4.00%, 03/18/2030	715,000	720,537
4.63%, 04/30/2029	230,000	236,848
Export Development Canada:
3.00%, 05/25/2027	225,000	221,576
3.75%, 09/07/2027	880,000	879,744
3.88%, 02/14/2028	515,000	516,542
4.00%, 06/20/2030	400,000	402,603
4.13%, 02/13/2029	1,040,000	1,051,672
4.75%, 06/05/2034	395,000	409,172
Province of Alberta:
1.30%, 07/22/2030	442,000	387,288
3.30%, 03/15/2028	915,000	901,305
4.50%, 06/26/2029	600,000	612,163
4.50%, 01/24/2034	375,000	374,569
Province of British Columbia:
0.90%, 07/20/2026	220,000	212,917
4.20%, 07/06/2033	175,000	171,823
4.70%, 01/24/2028	200,000	204,031
4.75%, 06/12/2034	904,000	917,651
4.80%, 11/15/2028	935,000	960,734
4.80%, 06/11/2035	650,000	658,689
4.90%, 04/24/2029	1,480,000	1,529,992
7.25%, 09/01/2036	250,000	302,832
Province of Manitoba:
4.30%, 07/27/2033	300,000	295,534
4.90%, 05/31/2034	200,000	204,729

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Province of New Brunswick 3.63%, 2/24/2028	$200,000	$198,168
Province of Ontario:
1.05%, 05/21/2027	500,000	474,310
1.13%, 10/07/2030	2,364,000	2,039,205
1.80%, 10/14/2031	775,000	671,349
2.00%, 10/02/2029	150,000	138,604
3.10%, 05/19/2027	683,000	672,971
3.70%, 09/17/2029	300,000	296,998
4.20%, 01/18/2029	103,000	103,942
4.85%, 06/11/2035	680,000	692,458
5.05%, 04/24/2034	425,000	440,935
Province of Quebec:
1.35%, 05/28/2030	929,000	819,627
2.75%, 04/12/2027	640,000	626,833
3.63%, 04/13/2028	398,000	395,551
4.25%, 09/05/2034	760,000	742,576
4.50%, 04/03/2029	1,352,000	1,378,949
4.50%, 09/08/2033	710,000	711,062
7.50%, 09/15/2029	255,000	289,345
Province of Saskatchewan 3.25%, 6/8/2027	300,000	296,220
		24,536,502
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	630,000	562,481
2.55%, 01/27/2032	355,000	311,393
2.55%, 07/27/2033	360,000	303,562
2.75%, 01/31/2027	374,000	364,365
3.10%, 05/07/2041	1,510,000	1,123,021
3.10%, 01/22/2061	700,000	423,956
3.24%, 02/06/2028	686,000	666,801
3.25%, 09/21/2071	372,000	226,089
3.50%, 01/31/2034	487,000	436,577
3.50%, 01/25/2050	275,000	195,824
3.50%, 04/15/2053	200,000	139,836
4.00%, 01/31/2052	295,000	227,637
4.34%, 03/07/2042	536,000	464,039
4.85%, 01/22/2029	650,000	659,183
4.95%, 01/05/2036	670,000	657,628
5.33%, 01/05/2054	285,000	267,664
5.65%, 01/13/2037	505,000	521,318
		7,551,374
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,245,000	778,449
1.75%, 09/14/2029	258,000	237,801
2.88%, 04/03/2028 (a)	1,017,000	994,626
3.50%, 08/27/2027	440,000	437,813
3.75%, 07/15/2030	1,040,000	1,036,225
3.88%, 05/15/2028	815,000	818,488
4.00%, 06/28/2027	2,784,000	2,796,082
Security Description	Principal Amount	Value
4.63%, 03/18/2030 (a)	$800,000	$828,056
Landwirtschaftliche Rentenbank:
4.13%, 05/28/2030 (a)	450,000	456,084
4.63%, 04/17/2029	300,000	308,763
Series 37, 2.50%, 11/15/2027 (a)	251,000	243,882
		8,936,269
HUNGARY — 0.0% *
Hungary Government International Bonds 7.63%, 3/29/2041	779,600	877,083
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	294,000	254,368
2.15%, 07/28/2031	290,000	252,715
2.85%, 02/14/2030	461,000	431,581
3.05%, 03/12/2051	624,000	410,338
3.40%, 09/18/2029	200,000	193,409
3.50%, 02/14/2050	292,000	208,890
3.55%, 03/31/2032	400,000	373,045
3.70%, 10/30/2049	467,000	348,640
3.85%, 10/15/2030	235,000	228,867
4.10%, 04/24/2028	265,000	264,591
4.20%, 10/15/2050	500,000	403,003
4.30%, 03/31/2052	200,000	162,088
4.35%, 01/11/2048	570,000	476,571
4.45%, 04/15/2070	375,000	297,484
4.65%, 09/20/2032	380,000	377,016
4.70%, 02/10/2034	320,000	314,383
4.75%, 02/11/2029	175,000	178,184
4.75%, 09/10/2034	450,000	441,616
4.85%, 01/11/2033	400,000	400,981
5.10%, 02/10/2054	265,000	245,976
5.15%, 09/10/2054	630,000	591,889
5.25%, 01/15/2030	375,000	388,663
5.35%, 02/11/2049	367,000	354,224
5.45%, 09/20/2052	260,500	251,074
5.60%, 01/15/2035	500,000	521,822
5.65%, 01/11/2053	250,000	247,405
		8,618,823
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	447,000	403,874
3.88%, 07/03/2050	1,245,000	874,203
4.13%, 01/17/2048	717,000	540,092
4.50%, 01/30/2043	922,000	764,669
4.50%, 04/03/2120	353,000	249,514
5.38%, 03/12/2029	330,000	335,995
5.38%, 02/19/2030	310,000	316,712
5.50%, 03/12/2034	1,095,000	1,107,582
5.63%, 02/19/2035	810,000	824,575

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.75%, 03/12/2054	$1,337,000	$1,240,798
State of Israel:
2.50%, 01/15/2030	200,000	180,571
3.38%, 01/15/2050	756,000	489,360
		7,327,945
ITALY — 0.0% *
Republic of Italy Government International Bonds:
2.88%, 10/17/2029	685,000	644,417
3.88%, 05/06/2051	1,382,000	947,571
4.00%, 10/17/2049	1,070,000	773,305
5.38%, 06/15/2033	758,000	790,749
		3,156,042
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031	351,000	301,638
1.88%, 07/21/2026	376,000	367,406
1.88%, 04/15/2031	1,059,000	937,883
2.00%, 10/17/2029	244,000	224,887
2.13%, 02/16/2029	226,000	211,966
2.25%, 11/04/2026	817,000	797,976
2.75%, 11/16/2027	910,000	885,677
2.88%, 06/01/2027	1,182,000	1,157,623
2.88%, 07/21/2027	622,000	608,976
3.50%, 10/31/2028	60,000	59,205
3.88%, 07/03/2028 (c)	322,000	322,078
4.38%, 10/05/2027	170,000	171,707
4.38%, 01/24/2031	200,000	202,686
4.63%, 07/19/2028	588,000	600,118
4.63%, 04/17/2034	200,000	202,964
Japan International Cooperation Agency:
1.00%, 07/22/2030	201,000	172,605
2.13%, 10/20/2026	202,000	196,842
2.75%, 04/27/2027	374,000	365,119
3.25%, 05/25/2027	1,167,000	1,149,147
3.38%, 06/12/2028	366,000	359,584
4.25%, 05/22/2030	200,000	201,749
4.75%, 05/21/2029	200,000	204,987
		9,702,823
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,381,000	1,195,229
3.25%, 04/16/2030	956,000	881,504
3.50%, 02/12/2034	955,000	805,735
3.75%, 01/11/2028	291,000	286,207
3.77%, 05/24/2061	1,120,000	659,872
4.15%, 03/28/2027	818,000	814,045
4.28%, 08/14/2041	976,000	752,104
4.35%, 01/15/2047	850,000	613,834
4.40%, 02/12/2052	660,000	463,752
4.50%, 04/22/2029	1,074,000	1,060,513
Security Description	Principal Amount	Value
4.50%, 01/31/2050	$731,000	$533,510
4.60%, 01/23/2046	1,521,000	1,147,262
4.60%, 02/10/2048	883,600	657,789
4.75%, 04/27/2032	754,000	718,145
4.88%, 05/19/2033	700,000	661,481
5.00%, 04/27/2051	860,000	668,349
5.55%, 01/21/2045	449,000	403,490
5.85%, 07/02/2032 (c)	286,000	289,952
6.00%, 05/13/2030	1,072,000	1,111,985
6.00%, 05/07/2036	425,000	419,541
6.05%, 01/11/2040	874,000	834,751
6.34%, 05/04/2053	780,000	717,338
6.35%, 02/09/2035	410,000	419,445
6.40%, 05/07/2054	975,000	898,260
6.63%, 01/29/2038 (c)	273,000	277,169
6.88%, 05/13/2037	700,000	730,918
7.38%, 05/13/2055	200,000	206,732
Series GMTN, 5.75%, 10/12/2110	563,000	445,514
Series MTN, 4.75%, 03/08/2044	2,166,000	1,708,617
Series MTN, 6.75%, 09/27/2034	300,000	318,000
Series MTN, 8.30%, 08/15/2031	400,000	472,868
		21,173,911
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	718,000	547,943
3.16%, 01/23/2030	592,000	533,444
3.87%, 07/23/2060	957,000	543,098
3.88%, 03/17/2028	400,000	387,660
4.30%, 04/29/2053	540,000	348,496
4.50%, 05/15/2047	350,000	241,574
4.50%, 04/16/2050	845,000	569,981
4.50%, 04/01/2056	940,000	610,610
4.50%, 01/19/2063	586,000	376,721
6.40%, 02/14/2035	410,000	399,214
6.70%, 01/26/2036	734,000	730,178
6.85%, 03/28/2054	415,000	380,333
6.88%, 01/31/2036	475,000	473,404
7.50%, 03/01/2031	350,000	372,982
7.88%, 03/01/2057	300,000	306,235
8.00%, 03/01/2038	285,000	305,110
8.88%, 09/30/2027	370,000	401,057
9.38%, 04/01/2029	294,000	331,545
		7,859,585
PERU — 0.1%
Peru Government International Bonds:
1.86%, 12/01/2032	200,000	159,896
2.78%, 01/23/2031	1,549,000	1,389,330
2.78%, 12/01/2060	1,200,000	646,448

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.84%, 06/20/2030	$50,700	$46,397
3.00%, 01/15/2034	332,000	279,201
3.23%, 07/28/2121	425,000	228,166
3.55%, 03/10/2051	600,000	411,970
3.60%, 01/15/2072	280,000	172,771
5.38%, 02/08/2035	1,085,000	1,083,391
5.50%, 03/30/2036	222,000	222,387
5.63%, 11/18/2050	832,800	792,344
5.88%, 08/08/2054	345,000	333,278
6.20%, 06/30/2055	500,000	502,492
6.55%, 03/14/2037	638,000	691,547
		6,959,618
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.95%, 01/06/2032	200,000	169,728
2.46%, 05/05/2030	263,000	240,312
2.65%, 12/10/2045	645,000	416,773
2.95%, 05/05/2045	528,000	360,095
3.00%, 02/01/2028	736,000	710,745
3.20%, 07/06/2046	645,000	452,697
3.70%, 03/01/2041	725,000	587,623
3.70%, 02/02/2042	440,000	352,646
3.75%, 01/14/2029	447,000	438,699
3.95%, 01/20/2040	371,000	319,640
4.38%, 03/05/2030	500,000	500,950
4.75%, 03/05/2035	740,000	726,133
5.00%, 07/17/2033	400,000	404,245
5.00%, 01/13/2037	312,000	309,625
5.18%, 09/05/2049	500,000	463,620
5.25%, 05/14/2034	200,000	203,973
5.50%, 02/04/2035	500,000	519,813
5.50%, 01/17/2048	340,000	332,020
5.60%, 05/14/2049	450,000	442,642
5.61%, 04/13/2033	410,000	429,638
5.90%, 02/04/2050	500,000	511,966
5.95%, 10/13/2047	270,000	278,210
6.38%, 10/23/2034	556,000	611,649
7.75%, 01/14/2031	510,000	591,735
9.50%, 02/02/2030	401,000	483,849
		10,859,026
POLAND — 0.1%
Republic of Poland Government International Bonds:
4.63%, 03/18/2029	750,000	759,816
4.88%, 02/12/2030	675,000	687,577
4.88%, 10/04/2033	770,000	765,658
5.13%, 09/18/2034	639,000	641,288
5.38%, 02/12/2035	525,000	535,268
5.50%, 04/04/2053	1,189,000	1,105,504
5.50%, 03/18/2054	1,121,000	1,039,266
5.75%, 11/16/2032	902,000	952,137
		6,486,514
Security Description	Principal Amount	Value
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
1.25%, 09/21/2030	$375,000	$323,681
1.63%, 01/18/2027	280,000	269,460
2.38%, 04/21/2027	395,000	383,062
4.00%, 09/11/2027	400,000	398,942
4.13%, 10/17/2027	565,000	564,702
4.25%, 09/15/2027	251,000	251,492
4.50%, 01/11/2029	295,000	298,089
4.63%, 01/14/2028	400,000	404,777
4.88%, 01/14/2030	200,000	205,731
5.00%, 01/11/2028	878,000	896,105
5.13%, 01/11/2033	200,000	206,029
5.13%, 09/18/2033	495,000	510,828
5.25%, 01/14/2035	205,000	214,071
Korea Development Bank:
0.80%, 07/19/2026	465,000	448,847
1.00%, 09/09/2026	987,000	950,629
1.38%, 04/25/2027	400,000	380,870
1.63%, 01/19/2031	135,000	117,724
2.25%, 02/24/2027	200,000	194,015
4.38%, 02/15/2028	385,000	387,604
4.38%, 02/15/2033	730,000	716,480
4.63%, 02/03/2028	500,000	506,119
4.88%, 02/03/2030	500,000	514,161
Korea International Bonds:
1.00%, 09/16/2030	540,000	463,238
2.75%, 01/19/2027	400,000	392,548
4.13%, 06/10/2044	200,000	173,738
4.50%, 07/03/2029	570,000	579,763
		10,752,705
SUPRANATIONAL — 1.3%
African Development Bank:
0.88%, 07/22/2026	898,000	869,345
3.50%, 09/18/2029	600,000	592,380
3.88%, 06/12/2028	350,000	351,239
4.00%, 03/18/2030	800,000	805,600
4.13%, 02/25/2027	450,000	451,858
4.38%, 03/14/2028	350,000	355,523
4.50%, 06/12/2035	195,000	197,855
4.63%, 01/04/2027	650,000	657,104
Series GMTN, 4.38%, 11/03/2027	915,000	927,252
Asian Development Bank:
4.38%, 03/22/2035	1,060,000	1,069,243
5.82%, 06/16/2028	1,516,000	1,600,396
Series GMTN, 0.75%, 10/08/2030	325,000	276,907
Series GMTN, 1.25%, 06/09/2028	200,000	186,170
Series GMTN, 1.50%, 01/20/2027	906,000	874,054
Series GMTN, 1.75%, 08/14/2026	220,000	214,771

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series GMTN, 1.75%, 09/19/2029	$463,000	$426,159
Series GMTN, 1.88%, 01/24/2030	187,000	171,817
Series GMTN, 2.50%, 11/02/2027	418,000	406,338
Series GMTN, 2.63%, 01/12/2027	300,000	294,495
Series GMTN, 2.75%, 01/19/2028	645,000	629,449
Series GMTN, 3.13%, 08/20/2027	1,113,000	1,098,754
Series GMTN, 3.13%, 09/26/2028	314,000	307,915
Series GMTN, 3.63%, 08/28/2029	850,000	844,407
Series GMTN, 3.75%, 04/25/2028	1,156,000	1,156,185
Series GMTN, 3.88%, 09/28/2032	175,000	172,898
Series GMTN, 3.88%, 06/14/2033	551,000	541,782
Series GMTN, 4.00%, 01/12/2033	745,000	740,470
Series GMTN, 4.13%, 01/12/2027	785,000	788,069
Series GMTN, 4.13%, 05/30/2030	1,750,000	1,771,700
Series GMTN, 4.13%, 01/12/2034	655,000	650,605
Series GMTN, 4.38%, 01/14/2028	480,000	487,162
Series GMTN, 4.38%, 03/06/2029	1,230,000	1,255,178
Series GMTN, 4.50%, 08/25/2028	2,248,000	2,297,074
Series GMTN, 4.75%, 02/12/2030	370,000	373,075
Asian Infrastructure Investment Bank:
3.75%, 09/14/2027	500,000	500,110
4.00%, 01/18/2028	2,070,000	2,083,082
4.50%, 01/16/2030	487,000	500,285
4.50%, 05/21/2035	200,000	203,882
4.88%, 09/14/2026 (a)	655,000	662,185
Corp. Andina de Fomento:
4.13%, 01/07/2028	565,000	565,480
4.13%, 06/30/2028	187,000	187,333
5.00%, 01/24/2029	564,000	579,392
5.00%, 01/22/2030	500,000	515,450
6.00%, 04/26/2027	310,000	319,824
Council of Europe Development Bank:
0.88%, 09/22/2026	300,000	289,212
3.63%, 01/26/2028	150,000	149,459
4.13%, 01/24/2029	760,000	767,828
4.50%, 01/15/2030	412,000	423,095
Security Description	Principal Amount	Value
4.63%, 06/11/2027	$290,000	$294,272
Series GMTN, 3.63%, 05/08/2028	300,000	299,076
European Bank for Reconstruction & Development:
4.13%, 01/25/2029 (a)	670,000	677,350
Series GMTN, 4.38%, 03/09/2028	1,100,000	1,116,940
Series MTN, 4.25%, 03/13/2034	200,000	199,844
European Investment Bank:
0.75%, 10/26/2026	1,127,000	1,081,852
0.75%, 09/23/2030	195,000	166,628
0.88%, 05/17/2030	620,000	539,096
1.25%, 02/14/2031 (a)	541,000	469,480
1.63%, 10/09/2029	302,000	276,490
1.63%, 05/13/2031	150,000	132,180
3.25%, 11/15/2027	1,445,000	1,429,408
3.63%, 07/15/2030	675,000	668,135
3.75%, 02/14/2033	2,850,000	2,791,860
3.88%, 03/15/2028	655,000	657,522
3.88%, 06/15/2028	925,000	929,033
4.00%, 02/15/2029	1,025,000	1,033,026
4.13%, 02/13/2034 (a)	892,000	887,139
4.25%, 08/16/2032	1,382,000	1,399,883
4.38%, 03/19/2027	1,245,000	1,256,429
4.38%, 10/10/2031	1,500,000	1,532,835
4.50%, 10/16/2028	1,635,000	1,673,259
4.50%, 03/14/2030 (a)	1,675,000	1,723,642
4.63%, 02/12/2035 (a)	1,915,000	1,970,937
4.75%, 06/15/2029	3,750,000	3,882,937
Series GMTN, 1.38%, 03/15/2027	1,335,000	1,281,667
Inter-American Development Bank:
0.63%, 09/16/2027	322,000	300,787
1.13%, 07/20/2028	1,302,000	1,203,621
1.50%, 01/13/2027	850,000	820,250
2.00%, 07/23/2026	419,000	410,473
2.38%, 07/07/2027	871,000	847,518
3.13%, 09/18/2028	100,000	98,048
3.20%, 08/07/2042	200,000	160,162
3.50%, 09/14/2029	959,000	947,713
3.75%, 06/14/2030	430,000	428,289
4.00%, 01/12/2028	250,000	251,480
4.13%, 02/15/2029	810,000	819,040
4.38%, 02/01/2027	1,390,000	1,400,703
4.38%, 07/17/2034	700,000	706,986
4.50%, 02/15/2030	1,700,000	1,747,804
Series GMTN, 1.13%, 01/13/2031	445,000	383,679
Series GMTN, 3.50%, 04/12/2033	2,362,000	2,264,260
Series GMTN, 3.63%, 09/17/2031	640,000	626,669

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series GMTN, 4.50%, 09/13/2033	$390,000	$398,011
Inter-American Investment Corp.:
3.63%, 02/17/2027	285,000	283,552
4.25%, 02/14/2029	300,000	303,474
4.25%, 04/01/2030 (a)	450,000	455,683
4.75%, 09/19/2028	575,000	590,260
International Bank for Reconstruction & Development:
0.75%, 11/24/2027	1,475,000	1,374,331
0.75%, 08/26/2030	500,000	427,670
0.88%, 07/15/2026	1,537,000	1,489,092
0.88%, 05/14/2030	1,551,000	1,348,331
1.13%, 09/13/2028	2,944,000	2,711,365
1.25%, 02/10/2031	880,000	762,344
1.38%, 04/20/2028	1,415,000	1,326,534
1.63%, 11/03/2031	1,661,000	1,440,768
1.75%, 10/23/2029	825,000	757,845
1.88%, 10/27/2026	239,000	232,800
2.50%, 03/29/2032	445,000	404,817
3.13%, 06/15/2027	1,685,000	1,663,499
3.50%, 07/12/2028	3,300,000	3,276,273
3.63%, 05/05/2028	500,000	498,540
3.63%, 09/21/2029	850,000	843,888
3.88%, 10/16/2029	1,005,000	1,007,372
3.88%, 02/14/2030	1,195,000	1,197,163
3.88%, 08/28/2034	604,000	587,191
4.00%, 08/27/2026	724,000	724,463
4.00%, 07/25/2030	1,066,000	1,072,918
4.00%, 01/10/2031	1,525,000	1,531,283
4.00%, 05/06/2032	2,560,000	2,552,730
4.13%, 03/20/2030	885,000	895,939
4.50%, 04/10/2031	1,059,000	1,089,859
4.63%, 08/01/2028	1,870,000	1,916,600
4.75%, 11/14/2033	215,000	223,314
5.10%, 04/05/2034	450,000	450,513
Series GMTN, 4.63%, 01/15/2032	1,570,000	1,623,678
International Finance Corp.:
Series GMTN, 0.75%, 10/08/2026	797,000	766,228
Series GMTN, 3.88%, 07/02/2030	760,000	761,300
Series GMTN, 4.25%, 07/02/2029	910,000	925,133
Series GMTN, 4.50%, 01/21/2028	275,000	280,046
Series GMTN, 4.50%, 07/13/2028	674,000	688,363
Nordic Investment Bank:
3.75%, 05/09/2030	750,000	747,367
4.38%, 03/14/2028	945,000	959,733
		113,968,518
Security Description	Principal Amount	Value
SWEDEN — 0.0% *
Svensk Exportkredit AB:
3.75%, 05/08/2028	$375,000	$374,221
4.13%, 06/14/2028	940,000	947,609
Series GMTN, 2.25%, 03/22/2027	250,000	242,954
Series GMTN, 3.75%, 09/13/2027	560,000	559,026
Series GMTN, 3.88%, 08/04/2027 (c)	500,000	500,493
Series GMTN, 4.25%, 02/01/2029	150,000	151,736
Series GMTN, 4.88%, 09/14/2026	545,000	550,454
		3,326,493
UNITED STATES — 0.0% *
Inter-American Development Bank 2.25%, 6/18/2029	700,000	660,128
Israel Government AID Bonds 5.50%, 9/18/2033	720,000	768,780
		1,428,908
URUGUAY — 0.1%
Oriental Republic of Uruguay 5.25%, 9/10/2060	335,000	303,272
Uruguay Government International Bonds:
4.13%, 11/20/2045	283,000	239,761
4.38%, 10/27/2027	622,000	622,055
4.38%, 01/23/2031	955,000	952,645
4.98%, 04/20/2055	891,000	789,473
5.10%, 06/18/2050	1,175,000	1,083,965
5.44%, 02/14/2037	187,500	192,243
7.63%, 03/21/2036	303,000	361,340
		4,544,754
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $268,865,169)		260,009,676
U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.6%
Federal Farm Credit Banks Funding Corp.:
2.02%, 4/1/2031	524,000	463,857
4.50%, 8/14/2026	1,005,000	1,010,655
5.31%, 9/25/2035	200,000	198,742
Federal Home Loan Banks:
1.88%, 9/11/2026	225,000	219,505
3.25%, 11/16/2028 (a)	2,850,000	2,809,350
3.63%, 9/4/2026 (a)	5,000,000	4,981,077
3.88%, 6/4/2027	5,615,000	5,626,952
4.00%, 10/9/2026	1,560,000	1,562,018
4.00%, 6/30/2028	2,765,000	2,787,299
4.13%, 1/15/2027 (a)	220,000	220,953

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.25%, 12/10/2027	$35,000	$35,386
4.63%, 9/11/2026	460,000	463,881
4.63%, 11/17/2026	355,000	358,539
4.75%, 4/9/2027	1,315,000	1,337,657
4.75%, 3/10/2034	4,875,000	4,986,089
Series 677, 5.50%, 7/15/2036	500,000	544,312
Federal Home Loan Mortgage Corp.:
0.80%, 10/27/2026	186,000	178,418
0.80%, 10/28/2026	348,000	333,153
1.50%, 2/1/2037	7,062,355	6,290,968
1.50%, 4/1/2037	4,335,844	3,853,203
1.50%, 5/1/2041	3,598,092	2,978,787
1.50%, 2/1/2051	5,276,670	3,975,658
1.50%, 6/1/2051	217,532	163,846
1.50%, 10/1/2051	5,618,284	4,230,840
1.50%, 11/1/2051	5,064,662	3,813,740
2.00%, 7/1/2035	2,525,456	2,325,890
2.00%, 2/1/2036	2,516,723	2,304,496
2.00%, 6/1/2036	8,619,729	7,891,957
2.00%, 1/1/2037	5,106,838	4,669,314
2.00%, 2/1/2037	3,073,929	2,813,415
2.00%, 4/1/2037	2,166,687	1,978,912
2.00%, 6/1/2037	861,675	792,788
2.00%, 3/1/2042	1,405,136	1,199,199
2.00%, 6/1/2050	187,088	150,508
2.00%, 8/1/2050	17,941,588	14,503,394
2.00%, 9/1/2050	482,279	385,505
2.00%, 11/1/2050	25,295,055	20,201,719
2.00%, 1/1/2051	18,110,080	14,450,858
2.00%, 2/1/2051	28,077,980	22,394,908
2.00%, 4/1/2051	5,920,487	4,687,747
2.00%, 9/1/2051	17,284,635	13,742,804
2.00%, 11/1/2051	21,193,286	16,835,740
2.00%, 12/1/2051	2,520,229	2,029,474
2.00%, 2/1/2052	16,278,340	12,914,320
2.00%, 3/1/2052	6,483,259	5,144,761
2.00%, 5/1/2052	3,535,337	2,841,989
2.00%, 8/1/2052	7,785,764	6,168,887
2.50%, 7/1/2028	17,000	16,637
2.50%, 9/1/2028	29,965	29,268
2.50%, 10/1/2029	86,644	84,114
2.50%, 1/1/2031	133,235	128,556
2.50%, 5/1/2031	405,724	391,446
2.50%, 6/1/2031	159,424	153,749
2.50%, 11/1/2032	377,248	360,414
2.50%, 12/1/2032	310,151	296,123
2.50%, 2/1/2033	559,228	533,771
2.50%, 3/1/2033	1,021,518	973,626
2.50%, 8/1/2035	1,869,989	1,757,318
2.50%, 4/1/2037	627,387	586,793
2.50%, 9/1/2046	539,940	462,401
2.50%, 8/1/2050	11,764,545	9,855,556
2.50%, 9/1/2050	267,766	224,234
Security Description	Principal Amount	Value
2.50%, 10/1/2050	$6,777,099	$5,673,206
2.50%, 11/1/2050	5,226,516	4,373,572
2.50%, 12/1/2050	8,597,607	7,191,853
2.50%, 1/1/2051	11,789,566	9,820,531
2.50%, 5/1/2051	219,309	185,048
2.50%, 6/1/2051	15,115,368	12,544,746
2.50%, 7/1/2051	1,110,060	926,124
2.50%, 9/1/2051	14,295,868	11,919,020
2.50%, 10/1/2051	11,963,606	9,971,374
2.50%, 11/1/2051	14,503,778	12,082,537
2.50%, 12/1/2051	12,267,923	10,216,133
2.50%, 1/1/2052	9,054,080	7,636,720
2.50%, 3/1/2052	7,314,729	6,078,882
2.50%, 4/1/2052	23,827,748	20,007,865
2.50%, 5/1/2052	105,156	87,522
3.00%, 11/1/2027	172,204	170,062
3.00%, 2/1/2029	64,215	63,047
3.00%, 7/1/2029	57,687	56,519
3.00%, 9/1/2029	92,008	90,094
3.00%, 4/1/2030	96,306	94,143
3.00%, 7/1/2030	51,791	50,626
3.00%, 12/1/2030	330,932	322,784
3.00%, 2/1/2031	613,459	598,339
3.00%, 3/1/2031	29,904	29,188
3.00%, 5/1/2031	239,581	233,742
3.00%, 6/1/2031	12,552	12,242
3.00%, 9/1/2032	603,624	585,055
3.00%, 4/1/2033	1,471,318	1,439,916
3.00%, 5/1/2033	1,256,664	1,213,417
3.00%, 7/1/2035	143,624	136,788
3.00%, 4/1/2036	276,103	262,289
3.00%, 8/1/2036	471,377	451,969
3.00%, 5/1/2037	1,941,845	1,865,938
3.00%, 2/1/2043	221,500	202,164
3.00%, 3/1/2043	519,451	472,161
3.00%, 4/1/2043	567,285	515,609
3.00%, 7/1/2043	206,100	187,325
3.00%, 8/1/2043	94,702	86,075
3.00%, 9/1/2043	138,508	125,891
3.00%, 10/1/2043	104,637	95,105
3.00%, 6/1/2045	327,339	293,325
3.00%, 8/1/2045	1,036,502	938,255
3.00%, 4/1/2046	477,257	424,642
3.00%, 9/1/2046	354,087	315,051
3.00%, 10/1/2046	1,957,264	1,741,487
3.00%, 11/1/2046	590,614	525,502
3.00%, 12/1/2046	1,264,170	1,124,802
3.00%, 2/1/2047	1,149,415	1,022,699
3.00%, 7/1/2047	2,550,697	2,266,578
3.00%, 12/1/2047	2,106,784	1,868,197
3.00%, 1/1/2048	575,450	510,282
3.00%, 2/1/2048	1,192,174	1,057,163
3.00%, 3/1/2048	60,092	53,287
3.00%, 11/1/2048	1,467,324	1,303,880
3.00%, 10/1/2049	1,375,781	1,206,756

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.00%, 12/1/2049	$1,037,679	$910,193
3.00%, 1/1/2050	2,938,818	2,577,763
3.00%, 2/1/2050	3,209,721	2,815,383
3.00%, 4/1/2050	5,399,795	4,731,361
3.00%, 5/1/2050	121,829	107,812
3.00%, 3/1/2052	10,285,076	8,912,617
3.00%, 4/1/2052	5,486,877	4,779,150
3.00%, 8/1/2052	1,274,979	1,104,844
3.50%, 3/1/2026	2,992	2,975
3.50%, 5/1/2026	39,031	38,766
3.50%, 1/1/2029	18,772	18,560
3.50%, 11/1/2029	70,618	69,690
3.50%, 2/1/2030	64,422	63,570
3.50%, 3/1/2032	91,706	90,174
3.50%, 6/1/2033	198,074	193,922
3.50%, 1/1/2034	482,945	472,181
3.50%, 10/1/2037	2,686,153	2,597,633
3.50%, 3/1/2038	549,255	528,952
3.50%, 7/1/2038	1,451,473	1,403,641
3.50%, 10/1/2041	90,359	84,691
3.50%, 11/1/2041	1,639	1,540
3.50%, 12/1/2041	91,992	86,297
3.50%, 4/1/2043	229,779	215,585
3.50%, 5/1/2043	207,680	194,830
3.50%, 8/1/2043	367,886	345,378
3.50%, 6/1/2044	72,100	66,920
3.50%, 8/1/2044	148,320	137,663
3.50%, 9/1/2044	50,156	46,767
3.50%, 10/1/2044	84,399	78,335
3.50%, 11/1/2044	132,590	123,063
3.50%, 12/1/2044	111,318	103,280
3.50%, 1/1/2045	141,659	131,480
3.50%, 2/1/2045	197,990	183,764
3.50%, 3/1/2045	72,174	66,854
3.50%, 7/1/2045	2,547,439	2,382,494
3.50%, 8/1/2045	65,220	60,413
3.50%, 10/1/2045	178,203	165,068
3.50%, 11/1/2045	62,425	57,824
3.50%, 12/1/2045	341,988	317,255
3.50%, 1/1/2046	28,029	25,963
3.50%, 2/1/2046	7,692	7,125
3.50%, 3/1/2046	447,070	412,118
3.50%, 4/1/2046	12,416	11,443
3.50%, 5/1/2046	186,324	171,720
3.50%, 7/1/2046	35,867	33,052
3.50%, 8/1/2046	1,037,613	961,022
3.50%, 9/1/2046	2,142,851	1,974,912
3.50%, 11/1/2046	18,371	16,931
3.50%, 12/1/2046	277,908	256,125
3.50%, 4/1/2047	31,195	28,642
3.50%, 9/1/2047	1,452,007	1,333,178
3.50%, 10/1/2047	205,705	188,871
3.50%, 11/1/2047	111,866	102,711
3.50%, 12/1/2047	292,208	268,294
3.50%, 1/1/2048	523,023	480,220
Security Description	Principal Amount	Value
3.50%, 2/1/2048	$1,415,562	$1,299,716
3.50%, 7/1/2048	282,040	258,350
3.50%, 11/1/2048	761,553	697,588
3.50%, 6/1/2049	975,889	889,018
3.50%, 7/1/2049	590,766	538,177
3.50%, 8/1/2049	46,266	42,148
3.50%, 9/1/2049	4,470,172	4,113,253
3.50%, 3/1/2050	2,431,782	2,215,310
3.50%, 5/1/2051	3,784,148	3,447,291
3.50%, 9/1/2052	10,372,664	9,361,462
4.00%, 8/1/2025	51	51
4.00%, 9/1/2025	193	193
4.00%, 6/1/2026	5,120	5,098
4.00%, 7/1/2029	89,908	89,419
4.00%, 8/1/2039	51,719	50,289
4.00%, 10/1/2040	61,302	59,597
4.00%, 12/1/2040	133,349	129,638
4.00%, 8/1/2041	8,613	8,357
4.00%, 12/1/2041	184,112	178,637
4.00%, 4/1/2042	117,636	114,138
4.00%, 6/1/2042	372,692	361,002
4.00%, 12/1/2043	67,717	65,183
4.00%, 5/1/2044	140,216	134,684
4.00%, 7/1/2044	210,488	202,184
4.00%, 12/1/2044	76,789	73,760
4.00%, 4/1/2045	150,015	143,055
4.00%, 5/1/2045	805,714	781,786
4.00%, 6/1/2045	50,416	48,066
4.00%, 8/1/2045	20,660	19,702
4.00%, 10/1/2045	255,184	243,344
4.00%, 11/1/2045	1,117,343	1,064,226
4.00%, 12/1/2045	49,636	47,333
4.00%, 1/1/2046	176,947	168,737
4.00%, 3/1/2046	146,221	140,250
4.00%, 4/1/2046	21,303	20,284
4.00%, 5/1/2046	14,168	13,489
4.00%, 1/1/2047	2,764,331	2,628,398
4.00%, 9/1/2047	112,264	106,355
4.00%, 11/1/2047	676,206	640,611
4.00%, 12/1/2047	270,082	255,865
4.00%, 1/1/2048	399,723	378,682
4.00%, 4/1/2048	608,203	575,267
4.00%, 5/1/2048	935,005	884,372
4.00%, 7/1/2048	638,690	604,103
4.00%, 8/1/2048	33,655	31,833
4.00%, 10/1/2048	1,129,976	1,068,785
4.00%, 12/1/2048	543,282	513,862
4.00%, 9/1/2049	577,074	544,059
4.00%, 6/1/2050	776,324	729,355
4.00%, 2/1/2051	1,272,528	1,199,724
4.00%, 10/1/2052	1,658,452	1,546,007
4.00%, 1/1/2053	3,375,632	3,145,281
4.00%, 5/1/2053	8,745,085	8,176,937
4.50%, 2/1/2039	942	941
4.50%, 6/1/2039	51,678	51,597

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.50%, 9/1/2039	$41,660	$41,594
4.50%, 12/1/2039	27,161	27,119
4.50%, 2/1/2040	17,399	17,363
4.50%, 3/1/2040	12,372	12,346
4.50%, 6/1/2040	445	444
4.50%, 12/1/2040	161,802	161,466
4.50%, 4/1/2041	2,940	2,922
4.50%, 7/1/2041	94,991	94,408
4.50%, 8/1/2041	7,983	7,934
4.50%, 9/1/2041	32,449	32,250
4.50%, 10/1/2041	245,362	244,864
4.50%, 5/1/2042	13,865	13,836
4.50%, 10/1/2043	3,948	3,906
4.50%, 8/1/2044	4,767	4,705
4.50%, 9/1/2044	126,430	124,790
4.50%, 1/1/2045	5,849	5,773
4.50%, 4/1/2047	36,568	35,605
4.50%, 10/1/2047	35,212	34,285
4.50%, 12/1/2047	111,724	108,784
4.50%, 1/1/2048	351,492	342,254
4.50%, 5/1/2048	451,314	439,214
4.50%, 6/1/2048	136,070	132,429
4.50%, 7/1/2048	387,778	377,852
4.50%, 11/1/2048	38,077	37,102
4.50%, 12/1/2048	244,421	238,164
4.50%, 3/1/2049	351,163	342,175
4.50%, 7/1/2049	2,053,807	1,993,632
4.50%, 6/1/2052	2,170,572	2,082,751
4.50%, 10/1/2052	1,324,837	1,270,770
4.50%, 11/1/2052	90,910	87,193
4.50%, 12/1/2052	5,365,471	5,178,791
4.50%, 1/1/2053	905,772	868,667
4.50%, 5/1/2053	8,678,304	8,312,787
5.00%, 10/1/2033	3,205	3,262
5.00%, 11/1/2035	5,539	5,632
5.00%, 4/1/2036	12,903	13,120
5.00%, 12/1/2036	957	973
5.00%, 2/1/2038	88,942	90,405
5.00%, 3/1/2038	52,846	53,708
5.00%, 6/1/2038	14,824	15,071
5.00%, 11/1/2038	124,076	126,104
5.00%, 1/1/2039	18,459	18,766
5.00%, 2/1/2039	39,868	40,534
5.00%, 3/1/2039	117,537	119,412
5.00%, 10/1/2039	11,430	11,621
5.00%, 2/1/2040	28,133	28,550
5.00%, 7/1/2048	475,486	476,039
5.00%, 9/1/2048	105,806	105,774
5.00%, 11/1/2048	432,872	432,197
5.00%, 3/1/2049	191,275	191,498
5.00%, 3/1/2050	521,799	521,720
5.00%, 9/1/2052	3,967,004	3,906,850
5.00%, 10/1/2052	2,130,606	2,104,658
5.00%, 12/1/2052	3,566,791	3,531,229
5.00%, 2/1/2053	12,968,372	12,758,950
Security Description	Principal Amount	Value
5.00%, 7/1/2053	$16,001,148	$15,724,749
5.00%, 11/1/2054	8,215,066	8,054,352
5.00%, 1/1/2055	3,415,967	3,349,139
5.50%, 11/1/2026	2,805	2,813
5.50%, 6/1/2027	1,239	1,248
5.50%, 4/1/2028	2,194	2,218
5.50%, 7/1/2028	4,693	4,752
5.50%, 7/1/2033	473	486
5.50%, 1/1/2037	30,561	31,597
5.50%, 9/1/2037	201	208
5.50%, 11/1/2037	2,146	2,219
5.50%, 1/1/2038	92,117	95,255
5.50%, 4/1/2038	73,664	76,165
5.50%, 7/1/2038	92,637	95,778
5.50%, 10/1/2038	1,974	2,041
5.50%, 4/1/2039	27,635	28,575
5.50%, 12/1/2052	1,143,862	1,158,499
5.50%, 2/1/2053	2,755,098	2,763,647
5.50%, 7/1/2053	11,602,529	11,631,828
5.50%, 3/1/2054	10,255,366	10,269,553
5.50%, 11/1/2054	12,871,093	12,873,946
5.50%, 2/1/2055	5,965,276	5,974,988
5.50%, 5/1/2055	4,958,573	4,959,770
5.50%, 6/1/2055	2,950,493	2,951,205
6.00%, 2/1/2028	53	53
6.00%, 11/1/2029	373	382
6.00%, 8/1/2031	1,826	1,884
6.00%, 10/1/2032	1,743	1,806
6.00%, 11/1/2032	1,927	1,996
6.00%, 12/1/2032	854	885
6.00%, 1/1/2033	2,599	2,692
6.00%, 2/1/2033	1,531	1,583
6.00%, 3/1/2033	1,888	1,954
6.00%, 6/1/2033	2,736	2,842
6.00%, 3/1/2036	3,344	3,506
6.00%, 8/1/2036	18,743	19,654
6.00%, 1/1/2037	1,881	1,972
6.00%, 6/1/2037	61,615	64,727
6.00%, 11/1/2037	40,441	42,484
6.00%, 12/1/2037	1,697	1,782
6.00%, 10/1/2038	1,517	1,593
6.00%, 3/1/2040	1,165	1,224
6.00%, 5/1/2040	188,783	198,326
6.00%, 2/1/2053	3,835,879	3,914,456
6.00%, 6/1/2053	1,644,061	1,686,246
6.00%, 9/1/2053	3,512,167	3,611,896
6.00%, 11/1/2053	14,710,289	14,976,463
6.00%, 12/1/2053	2,948,118	3,001,235
6.00%, 8/1/2054	19,068,220	19,398,233
6.00%, 3/1/2055	5,966,822	6,091,693
6.00%, 6/1/2055	16,243,637	16,512,759
6.25%, 7/15/2032 (a)	2,578,000	2,922,935
6.50%, 12/1/2030	151	156
6.50%, 8/1/2031	1,434	1,503
6.50%, 12/1/2031	1,066	1,117

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.50%, 7/1/2032	$297	$313
6.50%, 11/1/2037	16,806	18,024
6.50%, 2/1/2038	4,145	4,444
6.50%, 9/1/2038	46,893	50,294
6.50%, 9/1/2039	24,131	25,800
6.50%, 2/1/2053	1,226,332	1,270,772
6.50%, 10/1/2053	4,695,123	4,849,099
6.50%, 11/1/2053	886,278	915,343
6.50%, 12/1/2053	7,321,982	7,639,004
6.50%, 1/1/2054	9,037,001	9,333,368
6.75%, 9/15/2029	513,000	571,230
6.75%, 3/15/2031	1,736,000	1,983,415
7.00%, 7/1/2029	11,168	11,364
7.00%, 1/1/2030	139	143
7.00%, 4/1/2030	43	45
7.00%, 2/1/2031	138	145
7.00%, 9/1/2031	2,029	2,138
7.00%, 1/1/2054	2,585,602	2,718,462
7.50%, 3/1/2028	1,606	1,639
Series 1, Zero Coupon, 11/15/2038	406,000	219,735
Series MTN, Zero Coupon, 12/14/2029	200,000	167,855
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K064, Class A2, 3.22%, 3/25/2027	800,000	787,715
Series K067, Class AM, 3.28%, 8/25/2027	500,000	490,894
Series K069, Class A2, 3.19%, 9/25/2027 (d)	1,472,049	1,444,403
Series K070, Class A2, 3.30%, 11/25/2027 (d)	1,500,000	1,474,332
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	1,980,056
Series K076, Class A2, 3.90%, 4/25/2028	100,000	99,524
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,145,403
Series K083, Class A2, 4.05%, 9/25/2028 (d)	525,000	524,567
Series K085, Class A2, 4.06%, 10/25/2028 (d)	2,200,000	2,197,492
Series K086, Class A2, 3.86%, 11/25/2028 (d)	799,999	794,543
Series K087, Class A2, 3.77%, 12/25/2028	270,000	267,487
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,457,459
Series K092, Class A2, 3.30%, 4/25/2029	500,000	486,301
Series K093, Class A2, 2.98%, 5/25/2029	496,366	477,924
Series K094, Class A2, 2.90%, 6/25/2029	531,291	508,536
Security Description	Principal Amount	Value
Series K101, Class A2, 2.52%, 10/25/2029	$500,000	$469,243
Series K105, Class A2, 1.87%, 1/25/2030	58,333	52,979
Series K108, Class A2, 1.52%, 3/25/2030	888,889	792,974
Series K109, Class A2, 1.56%, 4/25/2030	640,000	569,742
Series K110, Class A2, 1.48%, 4/25/2030	230,357	204,572
Series K114, Class A2, 1.37%, 6/25/2030	250,000	218,971
Series K115, Class A2, 1.38%, 6/25/2030	500,000	438,451
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,058,494
Series K121, Class A2, 1.55%, 10/25/2030	340,000	297,368
Series K123, Class A2, 1.62%, 12/25/2030	233,333	204,406
Series K128, Class A2, 2.02%, 3/25/2031	650,000	579,417
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	874,691
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,323,389
Series K-151, Class A2, 3.80%, 10/25/2032 (d)	825,000	793,567
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	525,639
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	394,527
Series K-162, Class A2, 5.15%, 12/25/2033 (d)	100,000	104,284
Series K520, Class A2, 5.18%, 3/25/2029 (d)	1,308,412	1,351,610
Series K528, Class A2, 4.51%, 7/25/2029	342,466	346,694
Series K735, Class A2, 2.86%, 5/25/2026	478,044	471,941
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,224,237
Series K743, Class A2, 1.77%, 5/25/2028	500,000	469,486
Series K748, Class A2, 2.26%, 1/25/2029 (d)	1,500,000	1,412,127
Series K755, Class A2, 5.20%, 2/25/2031	1,350,000	1,410,219
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (d)	220,000	195,940
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (d)	1,616,667	1,557,084
Series K540, Class A2, VRN, 4.51%, 2/25/2030 (d)	1,375,000	1,393,109

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series K542, Class A2, VRN, 4.40%, 4/25/2030 (d)	$1,050,000	$1,059,202
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (d)	433,333	406,488
Federal National Mortgage Association:
0.75%, 10/8/2027 (a)	5,433,000	5,079,109
0.88%, 12/18/2026	193,000	184,047
0.88%, 8/5/2030	1,375,000	1,186,787
1.50%, 4/1/2036	89,143	79,592
1.50%, 7/1/2036	9,592,042	8,541,770
1.50%, 1/1/2037	2,789,199	2,485,193
1.50%, 3/1/2037	12,544,925	11,148,499
1.50%, 4/1/2037	3,271,977	2,907,760
1.50%, 8/1/2037	4,201,262	3,745,293
1.50%, 11/1/2041	1,765,571	1,458,400
1.50%, 1/1/2042	3,179,217	2,625,118
1.50%, 11/1/2050	144,804	109,185
1.50%, 3/1/2051	263,151	198,237
1.50%, 7/1/2051	1,133,160	853,500
1.50%, 10/1/2051	11,580,835	8,720,929
1.50%, 11/1/2051	14,550,173	10,956,420
1.88%, 9/24/2026	528,000	515,281
2.00%, 9/1/2035	4,177,459	3,844,777
2.00%, 10/1/2035	138,372	127,482
2.00%, 11/1/2035	4,166,838	3,832,437
2.00%, 12/1/2035	2,479,344	2,278,843
2.00%, 1/1/2036	166,591	153,119
2.00%, 2/1/2036	4,262,134	3,916,151
2.00%, 4/1/2036	414,557	379,592
2.00%, 6/1/2036	9,866,670	9,037,304
2.00%, 10/1/2036	1,301,230	1,190,349
2.00%, 11/1/2036	142,881	130,928
2.00%, 12/1/2036	9,929,597	9,080,417
2.00%, 4/1/2037	713,460	651,629
2.00%, 5/1/2037	2,609,739	2,383,568
2.00%, 8/1/2040	510,648	440,085
2.00%, 10/1/2040	1,152,566	992,374
2.00%, 11/1/2040	2,935,867	2,526,638
2.00%, 12/1/2040	2,414,797	2,077,228
2.00%, 2/1/2041	1,285,203	1,104,509
2.00%, 10/1/2041	5,012,414	4,295,741
2.00%, 11/1/2041	5,855,292	5,015,930
2.00%, 1/1/2042	377,875	323,425
2.00%, 2/1/2042	3,176,963	2,718,004
2.00%, 5/1/2042	1,861,006	1,588,257
2.00%, 8/1/2042	1,533,777	1,312,200
2.00%, 6/1/2050	542,588	434,281
2.00%, 7/1/2050	273,392	218,724
2.00%, 8/1/2050	12,101,195	9,673,298
2.00%, 9/1/2050	3,151,477	2,547,680
2.00%, 10/1/2050	20,041,524	16,013,013
2.00%, 11/1/2050	238,310	193,156
2.00%, 12/1/2050	17,284,072	13,811,911
Security Description	Principal Amount	Value
2.00%, 1/1/2051	$9,103,224	$7,242,913
2.00%, 2/1/2051	9,571,035	7,635,484
2.00%, 3/1/2051	8,055,734	6,422,690
2.00%, 4/1/2051	18,161,988	14,477,682
2.00%, 5/1/2051	12,239,047	9,749,893
2.00%, 6/1/2051	749,219	601,171
2.00%, 7/1/2051	16,959,000	13,499,118
2.00%, 9/1/2051	2,880,802	2,292,033
2.00%, 11/1/2051	33,942,939	26,993,800
2.00%, 12/1/2051	201,282	162,277
2.00%, 1/1/2052	13,717,708	10,890,272
2.00%, 2/1/2052	2,507,258	1,990,867
2.00%, 3/1/2052	16,826,240	13,407,270
2.50%, 3/1/2028	72,385	70,810
2.50%, 7/1/2028	86,570	84,544
2.50%, 8/1/2028	229,444	224,019
2.50%, 9/1/2028	24,031	23,473
2.50%, 10/1/2028	59,265	57,906
2.50%, 3/1/2029	191,895	187,908
2.50%, 2/1/2030	119,607	115,849
2.50%, 5/1/2030	203,334	196,699
2.50%, 7/1/2030	763,867	745,769
2.50%, 2/1/2031	255,464	246,382
2.50%, 6/1/2032	3,790,777	3,655,100
2.50%, 12/1/2032	457,996	436,719
2.50%, 1/1/2033	710,114	677,264
2.50%, 12/1/2033	1,190,694	1,148,986
2.50%, 2/1/2035	3,396,024	3,229,767
2.50%, 2/1/2036	2,917,969	2,742,638
2.50%, 3/1/2036	162,377	152,763
2.50%, 5/1/2036	1,063,854	996,657
2.50%, 2/1/2037	1,275,249	1,194,308
2.50%, 3/1/2037	2,826,949	2,637,808
2.50%, 4/1/2038	671,043	626,502
2.50%, 2/1/2040	347,055	312,371
2.50%, 5/1/2040	1,128,639	1,011,633
2.50%, 6/1/2040	72,529	64,988
2.50%, 8/1/2040	85,251	76,334
2.50%, 7/1/2041	4,247,783	3,782,589
2.50%, 4/1/2042	3,100,257	2,746,218
2.50%, 10/1/2042	153,376	135,396
2.50%, 11/1/2049	6,366,082	5,351,280
2.50%, 1/1/2050	2,048,204	1,721,705
2.50%, 6/1/2050	3,579,051	2,999,401
2.50%, 7/1/2050	5,444,583	4,562,797
2.50%, 8/1/2050	6,277,957	5,259,256
2.50%, 10/1/2050	13,470,164	11,276,065
2.50%, 4/1/2051	9,551,055	7,977,324
2.50%, 5/1/2051	151,474	127,769
2.50%, 7/1/2051	13,692,650	11,423,782
2.50%, 8/1/2051	11,657,686	9,724,181
2.50%, 9/1/2051	8,720,057	7,271,077
2.50%, 10/1/2051	35,214,671	29,337,399
2.50%, 12/1/2051	146,577	123,290
2.50%, 1/1/2052	189,004	158,487

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.50%, 3/1/2052	$16,485,350	$13,700,098
2.50%, 4/1/2052	5,957,312	5,005,656
2.50%, 5/1/2052	1,982,326	1,663,461
3.00%, 8/1/2027	24,959	24,646
3.00%, 11/1/2028	105,101	103,202
3.00%, 6/1/2029	38,314	37,523
3.00%, 8/1/2029	158,027	154,625
3.00%, 9/1/2029	58,814	57,513
3.00%, 4/1/2030	11,307	11,041
3.00%, 6/1/2030	82,139	80,232
3.00%, 8/1/2030	12,026	11,717
3.00%, 9/1/2030	31,535	30,763
3.00%, 11/1/2030	51,845	50,556
3.00%, 12/1/2030	183,660	178,985
3.00%, 3/1/2031	15,178	14,807
3.00%, 4/1/2031	86,110	84,054
3.00%, 2/1/2032	14,193	13,811
3.00%, 6/1/2032	890,678	863,312
3.00%, 8/1/2032	12,385	11,991
3.00%, 10/1/2032	259,784	251,401
3.00%, 1/1/2033	189,188	182,971
3.00%, 2/1/2033	411,614	397,810
3.00%, 5/1/2033	81,447	78,362
3.00%, 2/1/2034	440,769	424,260
3.00%, 8/1/2034	2,457,647	2,363,255
3.00%, 2/1/2035	90,387	86,211
3.00%, 3/1/2035	73,901	70,503
3.00%, 6/1/2035	542,837	520,693
3.00%, 12/1/2035	50,900	48,503
3.00%, 2/1/2036	205,197	194,758
3.00%, 9/1/2036	61,479	58,195
3.00%, 11/1/2036	2,288,046	2,162,785
3.00%, 1/1/2037	599,667	566,548
3.00%, 9/1/2037	457,634	431,094
3.00%, 1/1/2038	861,029	808,537
3.00%, 5/1/2040	812,681	757,386
3.00%, 6/1/2042	3,720,532	3,388,830
3.00%, 12/1/2042	162,015	147,672
3.00%, 1/1/2043	676,323	616,440
3.00%, 2/1/2043	7,055	6,430
3.00%, 3/1/2043	566,537	514,313
3.00%, 4/1/2043	144,386	131,075
3.00%, 5/1/2043	1,031,518	936,436
3.00%, 6/1/2043	744,919	676,254
3.00%, 7/1/2043	749,413	680,328
3.00%, 8/1/2043	403,299	367,444
3.00%, 2/1/2044	2,676,859	2,430,089
3.00%, 5/1/2045	2,655,627	2,410,814
3.00%, 6/1/2045	24,174	21,634
3.00%, 8/1/2045	3,848,685	3,493,889
3.00%, 9/1/2045	244,489	218,806
3.00%, 11/1/2045	536,087	479,772
3.00%, 5/1/2046	612,474	544,251
3.00%, 8/1/2046	535,284	475,659
3.00%, 9/1/2046	553,212	491,590
Security Description	Principal Amount	Value
3.00%, 10/1/2046	$209,852	$186,477
3.00%, 11/1/2046	2,470,072	2,228,056
3.00%, 1/1/2047	1,979,727	1,759,207
3.00%, 3/1/2047	2,029,496	1,815,125
3.00%, 5/1/2047	146,358	129,623
3.00%, 7/1/2047	1,732,112	1,539,174
3.00%, 10/1/2047	2,209,774	1,963,099
3.00%, 12/1/2047	3,126,631	2,778,360
3.00%, 2/1/2048	2,137,884	1,895,081
3.00%, 12/1/2049	7,969,949	6,991,333
3.00%, 1/1/2050	10,850,463	9,517,405
3.00%, 7/1/2050	3,294,002	2,883,154
3.00%, 9/1/2050	10,949,455	9,594,911
3.00%, 1/1/2051	9,761,992	8,611,641
3.00%, 9/1/2051	6,135,397	5,346,702
3.00%, 1/1/2052	9,936,364	8,646,762
3.00%, 2/1/2052	10,508,585	9,171,175
3.00%, 5/1/2052	13,853,072	12,060,533
3.00%, 6/1/2052	2,227,074	1,929,372
3.50%, 10/1/2025	1,467	1,459
3.50%, 11/1/2025	1,832	1,823
3.50%, 3/1/2026	2,459	2,444
3.50%, 1/1/2027	13,102	12,987
3.50%, 1/1/2029	1,555	1,535
3.50%, 5/1/2029	29,789	29,391
3.50%, 12/1/2029	6,773	6,682
3.50%, 1/1/2030	38,207	37,667
3.50%, 10/1/2030	9,332	9,197
3.50%, 11/1/2030	4,388	4,317
3.50%, 3/1/2031	200,167	196,964
3.50%, 6/1/2033	408,549	399,404
3.50%, 6/1/2034	187,734	182,440
3.50%, 7/1/2034	338,541	329,116
3.50%, 11/1/2034	1,175,460	1,140,842
3.50%, 2/1/2037	170,612	164,398
3.50%, 2/1/2038	115,474	111,069
3.50%, 4/1/2038	537,856	515,963
3.50%, 5/1/2038	195,864	187,851
3.50%, 12/1/2040	206,890	194,891
3.50%, 6/1/2041	47,223	44,484
3.50%, 11/1/2041	46,669	43,723
3.50%, 12/1/2041	7,328	6,865
3.50%, 1/1/2042	78,209	73,458
3.50%, 2/1/2042	14,857	13,919
3.50%, 3/1/2042	145,420	136,460
3.50%, 4/1/2042	19,971	18,706
3.50%, 5/1/2042	430,464	403,198
3.50%, 8/1/2042	171,304	160,454
3.50%, 10/1/2042	275,958	258,460
3.50%, 11/1/2042	41,692	39,051
3.50%, 12/1/2042	47,323	44,326
3.50%, 1/1/2043	79,178	74,163
3.50%, 4/1/2043	38,982	36,552
3.50%, 5/1/2043	58,336	54,699
3.50%, 7/1/2043	239,704	224,761

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.50%, 10/1/2043	$80,607	$75,501
3.50%, 12/1/2043	49,816	46,711
3.50%, 1/1/2044	7,655,226	7,170,545
3.50%, 10/1/2044	131,776	122,151
3.50%, 1/1/2045	202,701	187,895
3.50%, 2/1/2045	5,514,145	5,164,874
3.50%, 4/1/2045	233,617	216,122
3.50%, 5/1/2045	27,961	25,867
3.50%, 6/1/2045	43,595	40,330
3.50%, 7/1/2045	15,821	14,675
3.50%, 8/1/2045	496,087	459,406
3.50%, 11/1/2045	1,394,022	1,289,627
3.50%, 12/1/2045	1,283,824	1,187,682
3.50%, 1/1/2046	380,168	351,698
3.50%, 2/1/2046	2,252,389	2,082,157
3.50%, 3/1/2046	8,463	7,829
3.50%, 4/1/2046	115,054	105,898
3.50%, 5/1/2046	20,387	18,766
3.50%, 6/1/2046	4,457	4,101
3.50%, 7/1/2046	3,637	3,348
3.50%, 10/1/2046	575,126	529,354
3.50%, 11/1/2046	32,715	30,111
3.50%, 2/1/2047	151,994	139,906
3.50%, 5/1/2047	2,632,121	2,427,717
3.50%, 7/1/2047	1,255,479	1,176,258
3.50%, 10/1/2047	6,121,844	5,613,716
3.50%, 11/1/2047	6,766,158	6,219,215
3.50%, 12/1/2047	7,185,753	6,657,690
3.50%, 1/1/2048	1,787,206	1,638,863
3.50%, 2/1/2048	2,289,969	2,100,422
3.50%, 6/1/2048	824,199	753,954
3.50%, 8/1/2048	106,595	97,510
3.50%, 9/1/2048	278,977	255,236
3.50%, 11/1/2048	689,456	634,053
3.50%, 3/1/2049	67,069	61,502
3.50%, 7/1/2049	1,357,030	1,236,230
3.50%, 8/1/2049	1,018,949	928,245
3.50%, 2/1/2050	5,028,142	4,616,692
3.50%, 6/1/2050	1,390,034	1,265,200
3.50%, 12/1/2051	4,803,587	4,352,383
3.50%, 4/1/2052	744,803	678,502
3.50%, 5/1/2052	2,398,194	2,189,943
3.50%, 6/1/2052	7,216,732	6,510,872
3.50%, 9/1/2052	534,954	487,872
4.00%, 1/1/2026	1,097	1,092
4.00%, 2/1/2026	2,060	2,050
4.00%, 3/1/2026	1,449	1,441
4.00%, 4/1/2026	3,251	3,233
4.00%, 12/1/2034	101,609	100,190
4.00%, 3/1/2037	240,264	236,016
4.00%, 1/1/2038	711,593	699,962
4.00%, 3/1/2038	287,289	281,306
4.00%, 6/1/2038	170,934	167,350
4.00%, 8/1/2039	144,607	140,434
4.00%, 9/1/2039	50,895	49,426
Security Description	Principal Amount	Value
4.00%, 9/1/2040	$1,372,835	$1,333,023
4.00%, 12/1/2040	298,145	289,499
4.00%, 1/1/2041	63,193	61,360
4.00%, 3/1/2041	184,625	178,920
4.00%, 10/1/2041	163,361	158,319
4.00%, 12/1/2041	171,218	165,922
4.00%, 1/1/2042	84,313	81,710
4.00%, 2/1/2042	35,254	34,091
4.00%, 9/1/2043	33,454	32,202
4.00%, 10/1/2043	178,666	171,981
4.00%, 12/1/2043	23,467	22,590
4.00%, 5/1/2044	496,738	482,332
4.00%, 6/1/2044	117,503	112,725
4.00%, 7/1/2044	800,190	769,912
4.00%, 9/1/2044	82,779	79,413
4.00%, 10/1/2044	166,333	159,597
4.00%, 12/1/2044	119,466	114,608
4.00%, 1/1/2045	384,587	371,899
4.00%, 2/1/2045	156,847	150,479
4.00%, 3/1/2045	147,967	140,933
4.00%, 5/1/2045	236,136	224,907
4.00%, 6/1/2045	302,753	290,442
4.00%, 7/1/2045	171,078	162,945
4.00%, 8/1/2045	62,419	59,451
4.00%, 9/1/2045	278,017	264,801
4.00%, 12/1/2045	131,532	125,279
4.00%, 1/1/2046	27,155	25,864
4.00%, 2/1/2046	48,760	46,441
4.00%, 3/1/2046	7,277	6,920
4.00%, 4/1/2046	152,620	145,116
4.00%, 5/1/2046	160,469	152,576
4.00%, 8/1/2046	15,745	14,970
4.00%, 9/1/2046	4,131	3,927
4.00%, 10/1/2046	889,367	861,887
4.00%, 11/1/2046	207,977	197,770
4.00%, 4/1/2047	2,058,766	1,950,799
4.00%, 7/1/2047	58,735	55,574
4.00%, 8/1/2047	227,444	215,203
4.00%, 9/1/2047	1,223,456	1,157,611
4.00%, 12/1/2047	2,429,264	2,298,525
4.00%, 1/1/2048	938,780	888,257
4.00%, 2/1/2048	389,932	368,946
4.00%, 5/1/2048	48,118	45,454
4.00%, 6/1/2048	1,841,463	1,739,510
4.00%, 7/1/2048	385,110	363,789
4.00%, 8/1/2048	583,977	551,645
4.00%, 9/1/2048	857,424	809,953
4.00%, 10/1/2048	2,352,775	2,240,928
4.00%, 11/1/2048	1,978,180	1,870,914
4.00%, 1/1/2049	1,529,560	1,479,102
4.00%, 3/1/2049	187,873	177,125
4.00%, 5/1/2049	551,132	519,601
4.00%, 6/1/2049	4,274,448	4,064,257
4.00%, 7/1/2049	645,076	608,170
4.00%, 8/1/2049	1,112,197	1,050,620

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.00%, 2/1/2050	$487,277	$459,399
4.00%, 7/1/2050	784,593	741,154
4.00%, 3/1/2051	4,834,575	4,557,982
4.00%, 7/1/2052	2,967,109	2,786,153
4.00%, 8/1/2052	8,816,577	8,246,383
4.00%, 10/1/2052	14,980,849	13,963,202
4.00%, 5/1/2053	2,343,833	2,180,275
4.00%, 11/1/2054	1,952,152	1,815,498
4.50%, 4/1/2031	46,725	46,928
4.50%, 10/1/2033	18,571	18,666
4.50%, 4/1/2039	123,171	122,824
4.50%, 7/1/2039	8,232	8,209
4.50%, 9/1/2039	28,992	28,910
4.50%, 11/1/2039	1,799,271	1,788,240
4.50%, 12/1/2039	5,513	5,497
4.50%, 4/1/2040	140,417	139,952
4.50%, 10/1/2040	107,363	107,008
4.50%, 11/1/2040	147,165	146,678
4.50%, 2/1/2041	168,595	167,353
4.50%, 5/1/2041	83,003	82,728
4.50%, 1/1/2042	319,782	317,425
4.50%, 9/1/2043	70,480	69,644
4.50%, 12/1/2043	208,864	206,387
4.50%, 1/1/2044	15,413	15,231
4.50%, 2/1/2044	75,787	74,890
4.50%, 6/1/2044	170,988	168,916
4.50%, 3/1/2046	377,275	375,613
4.50%, 9/1/2047	69,328	67,415
4.50%, 11/1/2047	576,142	560,245
4.50%, 1/1/2048	67,721	65,853
4.50%, 2/1/2048	1,815,186	1,764,996
4.50%, 4/1/2048	3,062,399	3,046,366
4.50%, 6/1/2048	1,864,791	1,813,336
4.50%, 8/1/2048	1,200,746	1,168,560
4.50%, 11/1/2048	990,731	964,169
4.50%, 12/1/2048	326,444	317,692
4.50%, 1/1/2049	659,596	641,722
4.50%, 5/1/2049	564,928	549,782
4.50%, 9/1/2049	47,397	46,006
4.50%, 3/1/2050	1,566,394	1,520,417
4.50%, 9/1/2050	2,846,690	2,770,370
4.50%, 8/1/2052	13,921,720	13,325,711
4.50%, 12/1/2052	753,924	723,098
4.50%, 2/1/2053	5,233,089	5,027,957
4.50%, 11/1/2054	2,490,780	2,382,777
5.00%, 11/1/2033	560	570
5.00%, 5/1/2034	18,488	18,785
5.00%, 7/1/2034	2,653	2,696
5.00%, 2/1/2035	11,072	11,250
5.00%, 7/1/2035	133,619	135,763
5.00%, 12/1/2039	22,652	22,985
5.00%, 1/1/2040	2,588	2,626
5.00%, 6/1/2040	10,952	11,100
5.00%, 7/1/2040	59,250	60,050
5.00%, 2/1/2041	2,006	2,033
Security Description	Principal Amount	Value
5.00%, 5/1/2041	$22,499	$22,803
5.00%, 1/1/2042	223,221	226,238
5.00%, 3/1/2042	173,815	176,164
5.00%, 12/1/2043	40,758	41,383
5.00%, 7/1/2044	199,505	201,235
5.00%, 6/1/2048	232,187	231,445
5.00%, 9/1/2048	587,209	586,293
5.00%, 8/1/2049	434,474	434,431
5.00%, 10/1/2049	450,438	450,398
5.00%, 10/1/2052	1,379,783	1,357,882
5.00%, 2/1/2053	186,321	183,313
5.00%, 4/1/2053	846,272	836,024
5.00%, 6/1/2053	7,641,516	7,512,400
5.00%, 10/1/2053	2,882,065	2,830,650
5.00%, 5/1/2054	3,197,052	3,134,507
5.00%, 11/1/2054	7,440,554	7,294,992
5.50%, 10/1/2034	13,606	14,077
5.50%, 2/1/2035	32,115	33,226
5.50%, 7/1/2035	61,813	63,944
5.50%, 12/1/2035	25,059	25,923
5.50%, 4/1/2036	29,191	30,197
5.50%, 9/1/2036	25,150	25,898
5.50%, 5/1/2037	11,435	11,813
5.50%, 6/1/2037	39,728	41,098
5.50%, 8/1/2037	186,209	192,653
5.50%, 4/1/2038	41,044	42,378
5.50%, 6/1/2038	22,265	22,994
5.50%, 12/1/2038	79,382	81,995
5.50%, 12/1/2039	104,697	108,119
5.50%, 9/1/2040	8,803	9,091
5.50%, 7/1/2041	110,494	114,267
5.50%, 5/1/2044	1,385,483	1,433,243
5.50%, 12/1/2052	1,500,261	1,516,038
5.50%, 2/1/2053	5,034,647	5,063,756
5.50%, 5/1/2053	6,509,554	6,531,096
5.50%, 7/1/2053	1,792,612	1,810,150
5.50%, 9/1/2053	15,079,263	15,109,258
5.50%, 10/1/2053	8,113,948	8,123,911
5.50%, 11/1/2053	1,223,991	1,226,669
5.50%, 8/1/2054	7,509,852	7,511,517
5.50%, 12/1/2054	7,697,390	7,700,613
5.50%, 2/1/2055	4,891,183	4,892,267
5.63%, 7/15/2037	675,000	739,846
6.00%, 7/1/2029	884	895
6.00%, 8/1/2029	93	94
6.00%, 3/1/2034	108,008	112,091
6.00%, 3/1/2035	33,923	35,449
6.00%, 5/1/2035	15,082	15,753
6.00%, 6/1/2035	39,578	41,343
6.00%, 2/1/2037	54,637	57,221
6.00%, 6/1/2037	31,636	33,197
6.00%, 8/1/2037	249,204	261,499
6.00%, 10/1/2039	86,291	90,548
6.00%, 4/1/2040	112,639	118,177
6.00%, 1/1/2053	1,923,396	1,964,860

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.00%, 2/1/2053	$3,893,009	$3,972,756
6.00%, 5/1/2053	3,399,118	3,462,192
6.00%, 7/1/2053	3,045,550	3,123,325
6.00%, 8/1/2053	1,967,701	2,003,759
6.00%, 5/1/2054	7,112,215	7,236,948
6.00%, 8/1/2054	13,901,732	14,142,329
6.00%, 9/1/2054	4,906,601	4,991,142
6.25%, 5/15/2029 (a)	1,101,000	1,199,008
6.50%, 9/1/2031	6,000	6,281
6.50%, 7/1/2032	1,614	1,696
6.50%, 7/1/2036	6,103	6,518
6.50%, 10/1/2037	6,943	7,435
6.50%, 7/1/2053	1,773,060	1,831,207
6.50%, 11/1/2053	33,672	34,776
6.50%, 12/1/2053	1,705,695	1,761,633
6.50%, 6/1/2054	6,618,673	6,831,137
6.50%, 8/1/2054	8,049,354	8,307,744
6.50%, 9/1/2054	2,056,115	2,122,117
6.63%, 11/15/2030	1,067,000	1,205,814
7.00%, 9/1/2029	4,872	4,989
7.00%, 9/1/2031	31	32
7.00%, 10/1/2031	53	56
7.00%, 10/1/2032	503	532
7.00%, 11/1/2053	1,749,576	1,839,478
7.00%, 2/1/2054	1,435,335	1,509,089
7.13%, 1/15/2030	708,000	804,431
7.25%, 5/15/2030	677,000	779,194
7.50%, 3/1/2031	75	80
7.50%, 7/1/2031	38	38
2.00%, 10/1/2051	18,721,260	14,878,517
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (d)	152,993	150,043
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (d)	333,691	325,942
Series 2017-M14, Class A2, 2.90%, 11/25/2027 (d)	437,761	425,485
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	417,849	409,809
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	652,786	635,896
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (d)	712,187	702,394
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,824,731	1,718,970
Series 2019-M22, Class A2, 2.52%, 8/25/2029	527,242	497,163
Series 2019-M5, Class A2, 3.27%, 2/25/2029	464,553	452,673
Series 2019-M9, Class A2, 2.94%, 6/25/2029	487,802	469,778
Series 2020-M14, Class A2, 1.78%, 5/25/2030	468,069	421,654
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,342,185
Security Description	Principal Amount	Value
Series 2020-M42, Class A2, 1.27%, 7/25/2030	$280,000	$244,135
Series 2020-M8, Class A2, 1.82%, 2/25/2030	902,517	818,988
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (d)	1,600,000	1,372,419
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (d)	350,000	301,081
Series 2022-M1, Class A2, 1.72%, 10/25/2031 (d)	100,000	85,315
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (d)	800,000	685,772
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (d)	2,700,000	2,751,126
Series 2017-M15, Class ATS2, VRN, 3.21%, 11/25/2027 (d)	571,573	560,750
Series 2018-M1, Class A2, VRN, 3.09%, 12/25/2027 (d)	82,593	80,660
Series 2020-M53, Class A2, VRN, 1.75%, 11/25/2032 (d)	750,000	627,196
Series 2021-M1, Class A2, VRN, 1.43%, 11/25/2030 (d)	61,250	52,939
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (d)	3,500,000	3,035,663
FREMF Mortgage Trust Series K533, Class A2, VRN, 4.23%, 12/25/2029 (d)	180,000	180,337
Government National Mortgage Association:
2.00%, 10/20/2050	1,400,408	1,142,316
2.00%, 12/20/2050	6,748,412	5,503,654
2.00%, 1/20/2051	13,741,264	11,205,599
2.00%, 2/20/2051	156,778	127,815
2.00%, 4/20/2051	8,720,980	7,109,484
2.00%, 5/20/2051	9,203,803	7,502,908
2.00%, 6/20/2051	14,673,974	11,961,881
2.00%, 9/20/2051	9,099,592	7,417,235
2.00%, 12/20/2051	10,189,004	8,304,628
2.00%, 1/20/2052	9,550,823	7,784,286
2.00%, 4/20/2052	6,581,351	5,364,020
2.00%, 5/20/2052	2,266,232	1,847,055
2.50%, 2/20/2043	839,525	743,243
2.50%, 12/20/2049	514,058	439,685
2.50%, 7/20/2050	2,321,410	1,974,096
2.50%, 8/20/2050	4,088,666	3,481,848
2.50%, 10/20/2050	6,221,653	5,297,305
2.50%, 11/20/2050	999,725	851,119
2.50%, 1/20/2051	1,994,489	1,697,707
2.50%, 3/20/2051	130,202	110,709
2.50%, 4/20/2051	9,168,918	7,802,442
2.50%, 6/20/2051	164,566	140,015
2.50%, 7/20/2051	10,483,762	8,918,901

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.50%, 8/20/2051	$13,494,514	$11,479,210
2.50%, 9/20/2051	13,408,516	11,405,020
2.50%, 10/20/2051	8,130,672	6,915,162
2.50%, 11/20/2051	12,099,565	10,289,783
2.50%, 12/20/2051	167,501	142,447
2.50%, 3/20/2052	1,624,090	1,380,785
2.50%, 4/20/2052	4,749,503	4,037,980
2.50%, 5/20/2052	3,909,235	3,323,593
3.00%, 10/15/2042	162,117	147,525
3.00%, 10/20/2042	1,708,714	1,561,640
3.00%, 12/15/2042	268,427	244,284
3.00%, 12/20/2042	453,403	414,369
3.00%, 2/20/2043	478,870	437,643
3.00%, 3/15/2043	52,249	47,068
3.00%, 4/15/2043	99,205	89,368
3.00%, 4/20/2043	364,994	332,596
3.00%, 6/20/2043	248,591	226,525
3.00%, 11/20/2044	240,100	216,268
3.00%, 12/20/2044	91,847	82,731
3.00%, 3/20/2045	94,826	85,037
3.00%, 4/20/2045	152,678	136,917
3.00%, 6/15/2045	41,827	37,473
3.00%, 8/15/2045	54,498	48,824
3.00%, 8/20/2045	260,288	233,417
3.00%, 11/20/2045	56,177	50,378
3.00%, 12/20/2045	94,049	84,340
3.00%, 1/20/2046	129,122	115,792
3.00%, 2/20/2046	1,983,365	1,807,313
3.00%, 4/20/2046	226,840	203,238
3.00%, 5/20/2046	515,585	461,941
3.00%, 6/20/2046	1,461,788	1,312,538
3.00%, 9/20/2046	462,772	414,623
3.00%, 10/20/2046	1,662,608	1,491,522
3.00%, 11/20/2046	265,920	238,565
3.00%, 1/20/2047	469,304	420,831
3.00%, 2/20/2047	174,117	156,001
3.00%, 6/20/2047	156,189	139,817
3.00%, 7/20/2047	1,323,519	1,184,791
3.00%, 10/20/2047	906,248	811,257
3.00%, 11/20/2047	585,399	524,039
3.00%, 12/20/2047	541,251	484,518
3.00%, 1/20/2048	488,667	437,446
3.00%, 2/20/2048	558,099	499,600
3.00%, 3/20/2048	2,099,874	1,879,771
3.00%, 11/20/2049	3,447,974	3,060,245
3.00%, 12/20/2049	1,049,044	931,078
3.00%, 2/20/2050	904,204	802,806
3.00%, 6/20/2050	6,340,655	5,626,541
3.00%, 7/20/2050	6,679,453	5,931,658
3.00%, 12/20/2050	4,228,687	3,751,820
3.00%, 8/20/2051	7,046,485	6,238,058
3.00%, 9/20/2051	4,041,385	3,577,414
3.00%, 12/20/2051	8,722,411	7,719,016
3.00%, 3/20/2052	2,033,274	1,798,580
3.00%, 4/20/2052	4,873,272	4,310,765
Security Description	Principal Amount	Value
3.00%, 6/20/2052	$130,992	$115,872
3.50%, 12/20/2041	394,324	368,754
3.50%, 2/15/2042	213,232	199,418
3.50%, 3/15/2042	22,522	21,063
3.50%, 6/20/2042	215,065	201,101
3.50%, 10/20/2042	50,642	47,354
3.50%, 1/20/2043	930,168	869,772
3.50%, 4/15/2043	59,961	56,040
3.50%, 4/20/2043	224,139	209,586
3.50%, 7/20/2043	617,771	577,602
3.50%, 10/20/2043	104,475	97,682
3.50%, 11/20/2043	141,343	132,152
3.50%, 12/20/2043	41,500	38,801
3.50%, 1/15/2044	42,407	39,398
3.50%, 1/20/2044	84,083	78,616
3.50%, 3/20/2044	81,334	76,046
3.50%, 6/20/2044	3,191,023	2,980,114
3.50%, 9/20/2044	1,181,610	1,103,512
3.50%, 10/20/2044	141,834	132,459
3.50%, 12/20/2044	103,523	96,681
3.50%, 2/20/2045	78,442	73,257
3.50%, 3/20/2045	109,429	101,641
3.50%, 4/20/2045	583,480	541,925
3.50%, 5/20/2045	5,096	4,717
3.50%, 6/20/2045	540,503	502,033
3.50%, 9/20/2045	50,237	46,724
3.50%, 10/20/2045	2,274,330	2,112,457
3.50%, 11/20/2045	133,893	124,363
3.50%, 12/20/2045	69,300	64,367
3.50%, 1/20/2046	693,238	643,897
3.50%, 3/20/2046	448,460	416,541
3.50%, 4/20/2046	2,472,055	2,310,641
3.50%, 5/20/2046	420,730	389,509
3.50%, 6/20/2046	38,187	35,353
3.50%, 7/20/2046	51,194	47,395
3.50%, 8/20/2046	39,012	36,117
3.50%, 10/20/2046	239,773	221,981
3.50%, 11/20/2046	1,464,720	1,356,029
3.50%, 2/20/2047	1,087,584	1,006,879
3.50%, 3/20/2047	222,444	205,997
3.50%, 5/20/2047	328,464	304,179
3.50%, 6/20/2047	130,457	120,811
3.50%, 8/20/2047	194,293	179,928
3.50%, 9/20/2047	194,991	180,574
3.50%, 10/20/2047	164,991	152,792
3.50%, 11/20/2047	663,539	614,479
3.50%, 12/20/2047	2,539,212	2,351,468
3.50%, 1/20/2048	3,046,639	2,821,377
3.50%, 2/20/2048	795,245	736,446
3.50%, 3/20/2048	1,350,983	1,251,094
3.50%, 4/20/2048	804,495	745,012
3.50%, 6/20/2048	473,044	436,952
3.50%, 2/20/2049	195,410	180,501
3.50%, 5/20/2049	132,088	121,603
3.50%, 7/20/2049	43,770	40,296

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.50%, 8/20/2049	$40,051	$36,872
3.50%, 9/20/2049	648,165	596,713
3.50%, 12/20/2049	273,989	252,240
3.50%, 3/20/2050	1,851,485	1,704,514
3.50%, 10/20/2050	1,157,573	1,065,684
3.50%, 2/20/2051	1,498,442	1,379,496
3.50%, 3/20/2051	292,662	269,430
3.50%, 6/20/2052	3,953,440	3,613,197
3.50%, 7/20/2052	2,680,257	2,449,173
3.50%, 10/20/2052	4,892,754	4,469,784
3.50%, 12/20/2052	5,394,859	4,929,732
4.00%, 4/15/2040	199,016	191,129
4.00%, 6/15/2040	12,238	11,753
4.00%, 7/15/2040	1,526	1,480
4.00%, 10/15/2040	11,071	10,632
4.00%, 11/15/2040	78,310	75,206
4.00%, 12/20/2040	121,580	117,310
4.00%, 8/15/2041	273,779	263,093
4.00%, 11/15/2041	38,958	37,438
4.00%, 3/20/2044	29,428	28,150
4.00%, 4/20/2044	152,204	145,595
4.00%, 6/20/2044	144,202	137,940
4.00%, 8/20/2044	152,722	146,091
4.00%, 9/20/2044	124,197	118,804
4.00%, 10/20/2044	178,984	171,213
4.00%, 12/20/2044	159,607	152,676
4.00%, 2/20/2045	114,153	109,197
4.00%, 5/15/2045	85,051	80,960
4.00%, 7/20/2045	724,976	692,902
4.00%, 8/20/2045	90,124	86,101
4.00%, 9/20/2045	1,684,153	1,609,644
4.00%, 10/20/2045	131,722	125,894
4.00%, 11/20/2045	553,908	529,402
4.00%, 1/20/2046	4,369	4,176
4.00%, 4/20/2046	80,147	76,601
4.00%, 5/20/2046	30,196	28,860
4.00%, 6/20/2046	10,724	10,217
4.00%, 9/20/2046	14,984	14,276
4.00%, 10/20/2046	56,930	54,239
4.00%, 2/20/2047	20,518	19,548
4.00%, 3/20/2047	225,653	214,985
4.00%, 4/20/2047	86,467	81,942
4.00%, 6/20/2047	631,553	598,503
4.00%, 7/20/2047	168,516	159,793
4.00%, 8/20/2047	286,593	271,757
4.00%, 9/20/2047	115,235	109,270
4.00%, 2/20/2048	830,848	787,368
4.00%, 3/20/2048	639,226	605,774
4.00%, 4/20/2048	2,247,526	2,127,686
4.00%, 6/20/2048	289,078	273,664
4.00%, 7/20/2048	185,846	175,936
4.00%, 8/20/2048	1,188,364	1,125,630
4.00%, 9/20/2048	314,655	298,044
4.00%, 5/20/2049	448,189	422,983
4.00%, 7/20/2049	1,887,192	1,781,058
Security Description	Principal Amount	Value
4.00%, 5/20/2050	$887,644	$838,314
4.00%, 9/20/2052	3,703,213	3,473,744
4.00%, 10/20/2052	9,760,455	9,155,648
4.00%, 11/20/2052	5,326,078	4,996,048
4.50%, 3/15/2038	320	320
4.50%, 4/15/2039	1,145	1,140
4.50%, 6/15/2039	41,211	41,091
4.50%, 7/15/2039	33,609	33,500
4.50%, 2/15/2040	21,383	21,314
4.50%, 4/15/2040	155,772	154,664
4.50%, 5/20/2040	80,166	79,602
4.50%, 6/15/2040	88,576	87,946
4.50%, 8/15/2040	1,358	1,349
4.50%, 2/15/2041	15,395	15,292
4.50%, 3/15/2041	51,709	51,342
4.50%, 6/15/2041	42,798	42,510
4.50%, 9/20/2041	48,198	47,953
4.50%, 12/15/2041	24,032	23,870
4.50%, 1/15/2042	34,607	34,509
4.50%, 10/20/2043	28,082	27,659
4.50%, 4/20/2044	75,401	74,267
4.50%, 6/20/2044	64,390	63,421
4.50%, 11/20/2044	155,921	153,622
4.50%, 12/20/2044	49,273	48,546
4.50%, 7/20/2045	921,171	907,585
4.50%, 8/20/2045	76,812	75,679
4.50%, 9/20/2045	38,239	37,675
4.50%, 10/20/2045	143,323	141,210
4.50%, 4/20/2046	77,197	76,059
4.50%, 9/20/2047	56,890	55,630
4.50%, 11/20/2047	253,822	248,201
4.50%, 12/20/2047	219,003	214,153
4.50%, 1/20/2048	186,414	182,286
4.50%, 6/20/2048	454,549	443,812
4.50%, 7/20/2048	257,621	251,536
4.50%, 8/20/2048	755,711	737,860
4.50%, 9/20/2048	48,420	47,277
4.50%, 10/20/2048	372,735	363,930
4.50%, 12/20/2048	35,642	34,800
4.50%, 1/20/2049	744,351	726,768
4.50%, 7/20/2049	675,508	659,551
4.50%, 10/20/2052	3,838,647	3,708,393
4.50%, 12/20/2052	6,699,127	6,466,858
4.50%, 1/20/2053	5,580,516	5,387,031
4.50%, 3/20/2053	2,998,495	2,894,533
4.50%, 6/20/2053	2,898,854	2,797,232
4.50%, 2/20/2054	2,400,897	2,316,731
5.00%, 12/15/2038	48,577	49,707
5.00%, 4/15/2039	103,145	105,262
5.00%, 5/15/2039	15,261	15,543
5.00%, 8/15/2041	363,130	369,829
5.00%, 11/20/2041	281,366	286,554
5.00%, 5/20/2044	51,985	52,944
5.00%, 11/20/2044	49,726	50,643
5.00%, 1/20/2048	251,424	252,853

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.00%, 5/20/2048	$279,265	$279,186
5.00%, 7/20/2048	35,767	35,757
5.00%, 9/20/2048	198,148	197,775
5.00%, 11/20/2048	189,295	188,939
5.00%, 1/20/2049	460,213	459,347
5.00%, 7/20/2049	87,872	88,004
5.00%, 1/20/2053	126,096	124,320
5.00%, 5/20/2053	9,534,555	9,406,893
5.00%, 7/20/2053	12,640,467	12,471,219
5.00%, 5/20/2054	2,860,792	2,810,983
5.00%, 7/20/2054	1,237,892	1,216,339
5.00%, 1/20/2055	7,925,836	7,787,839
5.50%, 6/15/2033	9,114	9,290
5.50%, 4/15/2037	586	610
5.50%, 6/15/2038	121,119	125,892
5.50%, 7/15/2038	56,298	58,862
5.50%, 8/15/2038	10,670	11,157
5.50%, 2/15/2039	16,364	17,108
5.50%, 5/20/2044	73,555	76,333
5.50%, 5/20/2053	4,780,731	4,811,018
5.50%, 7/20/2053	4,289,007	4,316,169
5.50%, 8/20/2053	5,007,538	5,035,298
5.50%, 5/20/2054	7,455,425	7,469,913
5.50%, 8/20/2054	4,698,561	4,707,691
5.50%, 9/20/2054	10,385,453	10,405,635
5.50%, 3/20/2055	6,953,330	6,965,024
6.00%, 10/15/2032	567	566
6.00%, 11/15/2032	3,650	3,730
6.00%, 9/15/2034	8,783	8,963
6.00%, 10/15/2036	131	138
6.00%, 8/15/2037	9,088	9,607
6.00%, 1/15/2038	7,729	8,108
6.00%, 4/15/2038	23,225	24,743
6.00%, 6/15/2041	38,661	41,076
6.00%, 12/20/2052	1,533,220	1,563,927
6.00%, 1/20/2053	902,181	920,096
6.00%, 9/20/2053	2,733,440	2,789,165
6.00%, 2/20/2054	4,787,114	4,884,707
6.00%, 6/20/2054	4,188,833	4,264,387
6.00%, 9/20/2054	7,712,627	7,828,270
6.00%, 3/20/2055	4,262,458	4,327,129
6.50%, 7/15/2031	14,300	14,856
6.50%, 8/15/2031	1,874	1,908
6.50%, 1/20/2054	2,698,369	2,772,179
6.50%, 6/20/2054	6,714,809	6,899,987
7.00%, 2/15/2028	353	357
7.00%, 6/15/2028	959	959
7.50%, 4/15/2027	1,307	1,308
7.50%, 7/15/2027	3,585	3,597
7.50%, 12/15/2027	833	835
7.50%, 10/15/2029	386	393
Government National Mortgage Association, TBA:
TBA, 2.00%, 7/20/2054 (g)	1,500,000	1,221,585
TBA, 2.50%, 7/20/2054 (g)	2,000,000	1,699,274
Security Description	Principal Amount	Value
TBA, 3.00%, 7/20/2054 (g)	$2,200,000	$1,944,666
TBA, 3.50%, 7/20/2054 (g)	2,800,000	2,544,931
TBA, 4.00%, 7/20/2054 (g)	3,150,000	2,927,938
TBA, 4.50%, 7/20/2054 (g)	10,575,000	10,120,042
TBA, 5.00%, 7/20/2054 (g)	15,850,000	15,568,139
TBA, 5.50%, 7/20/2054 (g)	14,350,000	14,366,789
TBA, 6.00%, 7/20/2054 (g)	11,500,000	11,664,910
TBA, 6.50%, 7/20/2054 (g)	6,825,000	7,005,453
Tennessee Valley Authority:
3.88%, 3/15/2028	740,000	742,119
4.25%, 9/15/2052	200,000	166,619
4.25%, 9/15/2065	200,000	161,073
4.63%, 9/15/2060	400,000	347,472
4.65%, 6/15/2035	200,000	202,812
5.25%, 9/15/2039	1,986,000	2,064,347
5.25%, 2/1/2055	300,000	291,855
5.38%, 4/1/2056	345,000	342,309
7.13%, 5/1/2030	244,000	278,651
Series A, 2.88%, 2/1/2027	220,000	216,669
Series B, 4.70%, 7/15/2033	1,769,000	1,812,193
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 7/1/2054 (g)	5,000,000	3,956,890
TBA, 2.50%, 7/1/2039 (g)	2,500,000	2,332,617
TBA, 3.00%, 7/1/2039 (g)	1,000,000	952,938
TBA, 3.00%, 7/1/2054 (g)	3,000,000	2,595,042
TBA, 3.50%, 7/1/2054 (g)	2,300,000	2,070,793
TBA, 4.00%, 7/1/2039 (g)	2,200,000	2,151,725
TBA, 4.50%, 7/1/2039 (g)	1,500,000	1,490,703
TBA, 4.50%, 7/1/2054 (g)	8,375,000	8,010,285
TBA, 5.00%, 7/1/2039 (g)	5,125,000	5,162,259
TBA, 5.00%, 7/1/2054 (g)	13,950,000	13,673,525
TBA, 5.50%, 7/1/2040 (g)	4,025,000	4,098,174
TBA, 5.50%, 7/1/2054 (g)	11,800,000	11,799,516
TBA, 6.00%, 7/1/2054 (g)	8,750,000	8,892,887
TBA, 6.50%, 7/1/2054 (g)	15,525,000	16,026,923
TBA, 7.00%, 7/1/2054 (g)	5,725,000	6,024,933
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,449,111,209)		2,254,755,876
U.S. TREASURY OBLIGATIONS — 44.5%
U.S. Treasury Bonds:
1.13%, 5/15/2040	9,710,800	6,032,835
1.13%, 8/15/2040	13,150,000	8,083,141
1.38%, 11/15/2040	16,092,200	10,248,720
1.38%, 8/15/2050	11,301,200	5,572,904
1.63%, 11/15/2050	15,575,600	8,208,828
1.75%, 8/15/2041	24,398,700	16,190,825
1.88%, 2/15/2041	19,924,300	13,697,956
1.88%, 2/15/2051	17,956,000	10,089,028
1.88%, 11/15/2051	22,142,800	12,323,852
2.00%, 11/15/2041	18,050,000	12,409,375
2.00%, 2/15/2050	10,921,900	6,413,203
2.00%, 8/15/2051	20,427,100	11,777,500

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.25%, 5/15/2041	$36,395,400	$26,426,472
2.25%, 2/15/2052	19,240,900	11,757,994
2.38%, 2/15/2042	14,500,000	10,544,219
2.38%, 5/15/2051	19,722,600	12,508,443
2.50%, 2/15/2045	3,699,000	2,604,327
2.50%, 2/15/2046	3,431,800	2,378,130
2.75%, 11/15/2042	15,348,400	11,686,368
2.75%, 11/15/2047	6,613,400	4,702,747
2.88%, 5/15/2043	1,600,000	1,232,750
2.88%, 8/15/2045	3,490,000	2,609,320
2.88%, 11/15/2046	4,864,700	3,581,635
2.88%, 5/15/2049	12,792,200	9,184,400
2.88%, 5/15/2052	16,315,500	11,487,132
3.00%, 11/15/2045	2,920,200	2,224,371
3.00%, 2/15/2047	1,127,300	846,356
3.00%, 5/15/2047	10,599,900	7,936,675
3.00%, 2/15/2048	5,774,900	4,291,473
3.00%, 8/15/2048	16,025,000	11,850,988
3.00%, 2/15/2049	11,236,100	8,281,357
3.00%, 8/15/2052	19,068,000	13,767,692
3.13%, 11/15/2041	2,518,000	2,063,973
3.13%, 2/15/2043	1,279,400	1,028,318
3.13%, 8/15/2044	7,078,000	5,579,455
3.13%, 5/15/2048	17,900,000	13,581,625
3.25%, 5/15/2042	24,997,000	20,677,206
3.38%, 8/15/2042	25,745,000	21,605,687
3.38%, 5/15/2044	2,759,200	2,268,580
3.38%, 11/15/2048	2,720,200	2,151,933
3.63%, 2/15/2053	23,105,000	18,866,677
3.63%, 5/15/2053	18,535,000	15,120,505
3.75%, 11/15/2043	3,790,600	3,310,852
3.88%, 2/15/2043	34,996,000	31,326,888
3.88%, 5/15/2043	22,176,000	19,809,405
4.00%, 11/15/2042	19,701,900	17,971,827
4.00%, 11/15/2052	16,364,100	14,313,474
4.13%, 8/15/2044	24,940,000	22,855,172
4.13%, 8/15/2053	27,458,000	24,532,007
4.25%, 11/15/2040	975,000	934,324
4.25%, 2/15/2054	22,639,000	20,658,088
4.25%, 8/15/2054	22,000,000	20,095,625
4.38%, 5/15/2040	5,700,000	5,569,078
4.38%, 8/15/2043	24,074,000	22,953,054
4.50%, 2/15/2044	18,300,000	17,685,234
4.50%, 11/15/2054	22,700,000	21,643,031
4.63%, 2/15/2040	5,670,000	5,701,008
4.63%, 5/15/2044	17,200,000	16,869,438
4.63%, 11/15/2044	14,500,000	14,196,406
4.63%, 5/15/2054	24,020,000	23,336,931
4.63%, 2/15/2055	32,000,000	31,160,000
4.75%, 2/15/2037	546,000	568,267
4.75%, 11/15/2043	20,496,100	20,473,682
4.75%, 2/15/2045	22,000,000	21,886,563
4.75%, 11/15/2053	25,250,000	25,029,062
4.75%, 5/15/2055	7,750,000	7,707,617
5.00%, 5/15/2045	13,000,000	13,355,469
Security Description	Principal Amount	Value
5.25%, 2/15/2029	$250,000	$263,125
5.50%, 8/15/2028	452,000	475,801
6.50%, 11/15/2026	1,054,000	1,092,866
U.S. Treasury Notes:
0.38%, 9/30/2027	18,950,000	17,596,852
0.50%, 4/30/2027	8,322,000	7,847,711
0.50%, 5/31/2027	3,500,000	3,292,598
0.50%, 6/30/2027	15,750,000	14,779,160
0.50%, 8/31/2027	925,000	863,574
0.50%, 10/31/2027	9,100,000	8,451,625
0.63%, 12/31/2027	3,900,000	3,615,422
0.63%, 8/15/2030	16,407,000	13,992,095
0.75%, 8/31/2026	7,450,000	7,180,229
0.75%, 1/31/2028	20,225,000	18,763,428
1.13%, 10/31/2026	10,500,000	10,125,938
1.13%, 2/28/2027	9,225,000	8,830,415
1.13%, 2/29/2028	12,350,000	11,548,215
1.13%, 8/31/2028	35,198,000	32,503,153
1.13%, 2/15/2031	24,236,000	20,971,714
1.25%, 12/31/2026	17,250,000	16,605,820
1.25%, 3/31/2028	20,200,000	18,915,406
1.25%, 4/30/2028	14,000,000	13,085,625
1.25%, 5/31/2028	7,750,000	7,229,902
1.25%, 6/30/2028	14,733,000	13,716,653
1.25%, 9/30/2028	5,000,000	4,626,172
1.25%, 8/15/2031	26,700,000	22,841,016
1.38%, 8/31/2026	3,000,000	2,912,578
1.38%, 10/31/2028	1,000,000	927,188
1.38%, 12/31/2028	2,350,000	2,171,180
1.38%, 11/15/2031	11,000,000	9,413,594
1.50%, 8/15/2026	3,222,000	3,135,031
1.50%, 1/31/2027	15,900,000	15,337,289
1.50%, 2/15/2030	5,000,000	4,525,000
1.63%, 10/31/2026	11,125,000	10,801,245
1.63%, 11/30/2026	11,700,000	11,344,430
1.63%, 8/15/2029	11,926,600	10,983,653
1.63%, 5/15/2031	26,006,000	22,934,041
1.75%, 12/31/2026	8,150,000	7,904,227
1.75%, 1/31/2029	20,521,200	19,172,893
1.88%, 2/28/2027	22,052,000	21,374,073
1.88%, 2/15/2032	28,400,800	24,952,765
2.00%, 11/15/2026	4,188,100	4,083,561
2.25%, 2/15/2027	2,400,000	2,341,406
2.25%, 8/15/2027	8,174,800	7,929,556
2.25%, 11/15/2027	19,050,000	18,420,457
2.38%, 5/15/2027	14,780,000	14,414,541
2.38%, 3/31/2029	12,512,000	11,922,568
2.38%, 5/15/2029	8,352,800	7,946,254
2.50%, 3/31/2027	15,900,000	15,560,883
2.63%, 5/31/2027	13,709,000	13,426,787
2.63%, 7/31/2029	22,435,800	21,491,043
2.75%, 4/30/2027	16,100,000	15,814,477
2.75%, 7/31/2027	17,601,600	17,257,819
2.75%, 2/15/2028	2,726,000	2,661,045
2.75%, 5/31/2029	18,451,300	17,793,972

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.75%, 8/15/2032	$28,405,000	$26,203,612
2.88%, 5/15/2028	500,000	488,828
2.88%, 8/15/2028	1,322,100	1,289,667
2.88%, 5/15/2032	26,823,500	25,029,678
3.13%, 8/31/2027	21,025,000	20,767,115
3.13%, 11/15/2028	6,653,000	6,528,776
3.13%, 8/31/2029	9,549,400	9,320,364
3.25%, 6/30/2027	17,500,000	17,342,774
3.25%, 6/30/2029	9,922,700	9,742,851
3.38%, 9/15/2027	14,400,000	14,301,000
3.38%, 5/15/2033	28,062,000	26,755,363
3.50%, 9/30/2026	20,810,000	20,704,324
3.50%, 1/31/2028	25,320,000	25,193,400
3.50%, 4/30/2028	21,900,000	21,781,945
3.50%, 9/30/2029	21,756,500	21,540,635
3.50%, 1/31/2030	10,100,000	9,983,219
3.50%, 4/30/2030	14,525,000	14,338,898
3.50%, 2/15/2033	26,721,000	25,764,889
3.63%, 3/31/2028	35,543,000	35,481,910
3.63%, 5/31/2028	16,250,000	16,215,723
3.63%, 8/31/2029	30,398,100	30,250,859
3.63%, 3/31/2030	10,310,000	10,236,702
3.63%, 9/30/2031	23,450,000	23,061,609
3.75%, 8/31/2026	37,700,000	37,608,695
3.75%, 4/30/2027	32,300,000	32,297,477
3.75%, 6/30/2027	40,000,000	40,025,000
3.75%, 8/15/2027	16,900,000	16,907,922
3.75%, 4/15/2028	20,000,000	20,026,563
3.75%, 12/31/2028	2,500,000	2,502,344
3.75%, 5/31/2030	18,798,000	18,756,879
3.75%, 6/30/2030	15,468,600	15,431,137
3.75%, 12/31/2030	31,022,000	30,874,161
3.75%, 8/31/2031	11,000,000	10,897,734
3.88%, 3/31/2027	47,000,000	47,078,945
3.88%, 5/31/2027	11,000,000	11,026,211
3.88%, 10/15/2027	10,000,000	10,035,156
3.88%, 11/30/2027	19,870,700	19,946,768
3.88%, 12/31/2027	22,300,000	22,394,078
3.88%, 3/15/2028	17,000,000	17,082,344
3.88%, 6/15/2028	1,000,000	1,005,391
3.88%, 9/30/2029	15,514,300	15,587,023
3.88%, 11/30/2029	17,015,000	17,092,099
3.88%, 12/31/2029	19,548,000	19,631,995
3.88%, 4/30/2030	20,000,000	20,082,813
3.88%, 6/30/2030	20,000,000	20,078,125
3.88%, 8/15/2033	23,307,000	22,957,395
3.88%, 8/15/2034	34,800,000	33,989,812
4.00%, 1/15/2027	20,430,000	20,479,479
4.00%, 12/15/2027	20,600,000	20,746,453
4.00%, 2/29/2028	31,625,000	31,862,187
4.00%, 6/30/2028	16,645,000	16,788,043
4.00%, 1/31/2029	5,728,900	5,781,266
4.00%, 7/31/2029	12,212,400	12,327,845
4.00%, 10/31/2029	17,226,300	17,391,834
4.00%, 2/28/2030	22,950,000	23,177,707
Security Description	Principal Amount	Value
4.00%, 3/31/2030	$40,000,000	$40,378,125
4.00%, 5/31/2030	2,000,000	2,019,688
4.00%, 7/31/2030	18,870,500	19,037,091
4.00%, 1/31/2031	37,470,000	37,739,316
4.00%, 4/30/2032	13,000,000	13,018,281
4.00%, 2/15/2034	32,025,000	31,699,746
4.13%, 10/31/2026	25,500,000	25,571,719
4.13%, 1/31/2027	20,300,000	20,395,156
4.13%, 2/15/2027	17,750,000	17,835,977
4.13%, 2/28/2027	40,000,000	40,212,500
4.13%, 9/30/2027	17,650,000	17,811,332
4.13%, 10/31/2027	16,672,800	16,825,200
4.13%, 11/15/2027	7,500,000	7,569,727
4.13%, 7/31/2028	19,550,000	19,786,738
4.13%, 3/31/2029	9,167,600	9,292,938
4.13%, 10/31/2029	25,137,200	25,500,511
4.13%, 11/30/2029	18,348,200	18,619,123
4.13%, 8/31/2030	17,412,000	17,665,018
4.13%, 3/31/2031	29,635,000	30,014,698
4.13%, 7/31/2031	67,496,700	68,282,404
4.13%, 10/31/2031	15,257,700	15,418,621
4.13%, 11/30/2031	16,250,000	16,417,578
4.13%, 2/29/2032	6,217,100	6,275,385
4.13%, 3/31/2032	24,000,000	24,217,500
4.13%, 11/15/2032	15,074,000	15,177,634
4.25%, 11/30/2026	26,600,000	26,739,235
4.25%, 12/31/2026	38,750,000	38,980,078
4.25%, 3/15/2027	21,200,000	21,362,313
4.25%, 1/15/2028	19,000,000	19,247,891
4.25%, 2/15/2028	10,000,000	10,135,938
4.25%, 2/28/2029	18,550,000	18,880,422
4.25%, 6/30/2029	54,017,300	55,030,124
4.25%, 1/31/2030	16,250,000	16,573,731
4.25%, 2/28/2031	19,750,000	20,132,656
4.25%, 6/30/2031	8,882,700	9,047,169
4.25%, 11/15/2034	34,419,800	34,538,118
4.25%, 5/15/2035	16,000,000	16,027,500
4.38%, 7/31/2026	21,300,000	21,385,699
4.38%, 8/15/2026	11,950,000	12,001,814
4.38%, 12/15/2026	15,265,000	15,379,488
4.38%, 7/15/2027	48,500,000	49,106,250
4.38%, 8/31/2028	21,450,000	21,873,973
4.38%, 11/30/2028	41,400,000	42,270,047
4.38%, 12/31/2029	8,000,000	8,200,000
4.38%, 11/30/2030	4,000,000	4,103,750
4.38%, 1/31/2032	17,445,400	17,862,454
4.38%, 5/15/2034	31,980,000	32,484,684
4.50%, 7/15/2026	11,900,000	11,962,289
4.50%, 4/15/2027	18,250,000	18,477,412
4.50%, 5/15/2027	18,150,000	18,389,637
4.50%, 5/31/2029	13,408,300	13,775,981
4.50%, 12/31/2031	15,000,000	15,468,750
4.50%, 11/15/2033	24,308,800	24,973,494
4.63%, 9/15/2026	21,856,000	22,033,580
4.63%, 10/15/2026	17,500,000	17,657,227

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.63%, 11/15/2026	$16,450,000	$16,611,287
4.63%, 6/15/2027	16,700,000	16,977,899
4.63%, 9/30/2028	21,128,300	21,715,931
4.63%, 4/30/2029	11,050,000	11,397,039
4.63%, 9/30/2030	19,800,000	20,547,141
4.63%, 4/30/2031	11,000,000	11,422,813
4.63%, 5/31/2031	44,851,800	46,572,287
4.63%, 2/15/2035	35,600,000	36,740,312
4.88%, 10/31/2028	23,250,000	24,087,363
4.88%, 10/31/2030	19,859,000	20,848,847
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,113,726,017)		3,928,005,199
MUNICIPAL BONDS & NOTES — 0.5%
ARIZONA — 0.0% *
Salt River Project Agricultural Improvement & Power District Revenue, AZ 4.84%, 1/1/2041	200,000	187,168
CALIFORNIA — 0.2%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	735,000	479,160
Series F-2, 6.26%, 4/1/2049	235,000	247,117
Series S1, 7.04%, 4/1/2050	280,000	317,357
California State University Revenue, CA:
Series B, 2.72%, 11/1/2052	175,000	114,950
Series B, 2.94%, 11/1/2052	625,000	415,270
Series B, 2.98%, 11/1/2051	285,000	190,734
Series B, 3.90%, 11/1/2047	100,000	81,854
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA Series A, Assured Guaranty Inc., 4.24%, 5/15/2048 (h)	250,000	211,882
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	245,000	208,931
County of Riverside Revenue, CA 3.82%, 2/15/2038	250,000	229,939
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.09%, 1/15/2049	241,000	193,152
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, 2.75%, 6/1/2034	250,000	216,211
Series A, 3.12%, 6/1/2038	650,000	523,051
Series A-1, 4.21%, 6/1/2050	200,000	144,045
Los Angeles Department of Water & Power Revenue, CA:
6.57%, 7/1/2045	150,000	157,595
6.60%, 7/1/2050	280,000	293,715
Security Description	Principal Amount	Value
Regents of the University of California Medical Center Pooled Revenue, CA:
Series N, 3.01%, 5/15/2050	$175,000	$112,796
Series N, 3.26%, 5/15/2060	150,000	94,652
Series N, 3.71%, 5/15/2120	150,000	92,458
Series H, 6.55%, 5/15/2048	310,000	330,227
San Diego County Regional Transportation Commission Revenue, CA 5.91%, 4/1/2048	330,000	332,607
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	280,000	287,132
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, Assured Guaranty Inc., 3.49%, 1/15/2050 (h)	200,000	148,279
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	296,037
2.50%, 10/1/2029	200,000	188,068
Series A, 3.05%, 4/1/2029	265,000	256,319
3.50%, 4/1/2028	400,000	395,463
4.50%, 4/1/2033	240,000	238,208
4.60%, 4/1/2038	540,000	548,785
5.13%, 3/1/2038	100,000	99,316
5.75%, 10/1/2031	500,000	535,992
5.88%, 10/1/2041	1,000,000	1,024,425
7.35%, 11/1/2039	370,000	430,065
7.50%, 4/1/2034	320,000	371,096
7.55%, 4/1/2039	302,000	361,941
7.63%, 3/1/2040	160,000	191,516
University of California Revenue, CA:
Series BG, 1.32%, 5/15/2027	365,000	348,229
Series BG, 1.61%, 5/15/2030	390,000	348,259
Series BD, 3.35%, 7/1/2029	680,000	665,636
Series AQ, 4.77%, 5/15/2115	75,000	61,132
Series AD, 4.86%, 5/15/2112	650,000	539,053
		12,322,654
COLORADO — 0.0% *
Regional Transportation District Sales Tax Revenue, CO Series B, 5.84%, 11/1/2050	50,000	50,998
CONNECTICUT — 0.0% *
State of Connecticut, General Obligation, CT Series D, 5.09%, 10/1/2030	100,000	100,510
FLORIDA — 0.0% *
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	345,000	279,130

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	$625,000	$558,757
County of Miami-Dade Seaport Department Revenue, FL 6.22%, 11/1/2055	150,000	154,587
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	685,000	652,362
Series A, 2.15%, 7/1/2030	150,000	134,212
Series A, 5.53%, 7/1/2034	500,000	513,021
		2,292,069
GEORGIA — 0.0% *
City of Atlanta Water & Wastewater Revenue, GA 2.26%, 11/1/2035	250,000	205,187
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 6.64%, 4/1/2057	162,000	174,917
6.66%, 4/1/2057	207,000	220,901
Series A, 7.06%, 4/1/2057	404,000	448,063
		1,049,068
IDAHO — 0.0% *
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	85,000	58,462
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	500,000	434,354
Series B, 6.40%, 1/1/2040	400,000	440,974
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	333,188	369,051
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series B, 6.20%, 12/1/2040	160,000	165,235
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	335,000	346,274
Sales Tax Securitization Corp. Revenue, IL:
Series B, 3.24%, 1/1/2042	385,000	309,703
Series B, 3.59%, 1/1/2043	275,000	228,713
Series B, 3.82%, 1/1/2048	100,000	79,258
Series A, 4.64%, 1/1/2040	95,000	89,858
Series A, 4.79%, 1/1/2048	100,000	90,967
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	959,804	962,669
7.35%, 7/1/2035	715,000	764,477
		4,281,533
Security Description	Principal Amount	Value
INDIANA — 0.0% *
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	$125,000	$88,992
KANSAS — 0.0% *
Kansas Development Finance Authority Revenue, KS:
Series K, Build America Mutual Assurance Corp., 2.77%, 5/1/2051 (h)	100,000	67,132
Series H, 4.93%, 4/15/2045	90,000	84,609
		151,741
LOUISIANA — 0.0% *
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series A, 3.62%, 2/1/2029	164,156	163,041
Series A, 4.48%, 8/1/2039	265,000	251,604
Series A1, 5.05%, 12/1/2034	250,000	255,566
Series 2023-ELL, Class A1, 5.08%, 6/1/2031	138,315	140,273
		810,484
MARYLAND — 0.0% *
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	365,000	277,810
Series D, 3.20%, 7/1/2050	276,000	182,758
		460,568
MASSACHUSETTS — 0.0% *
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	125,000	128,169
Commonwealth of Massachusetts, General Obligation, MA:
Series H, 2.90%, 9/1/2049	75,000	50,358
4.91%, 5/1/2029	135,000	136,259
5.46%, 12/1/2039	410,000	416,141
Massachusetts School Building Authority Revenue, MA:
Series B, 1.75%, 8/15/2030	300,000	271,793
Series C, 2.95%, 5/15/2043	400,000	301,387
Series B, 3.40%, 10/15/2040	145,000	122,404
		1,426,511
MICHIGAN — 0.0% *
Michigan Finance Authority Revenue, MI Series T, 3.38%, 12/1/2040	140,000	114,504
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	250,000	179,929

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	$35,000	$25,980
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	600,000	445,271
Series B, 2.56%, 4/1/2050	500,000	308,736
Series C, 3.60%, 4/1/2047	395,000	326,267
		1,400,687
MINNESOTA — 0.0% *
University of Minnesota Revenue, MN 4.05%, 4/1/2052	275,000	221,568
MISSISSIPPI — 0.0% *
State of Mississippi, General Obligation, MS Series F, 5.25%, 11/1/2034	100,000	101,006
MISSOURI — 0.0% *
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	285,000	208,518
NEBRASKA — 0.0% *
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	102,695
NEVADA — 0.0% *
County of Clark Department of Aviation Revenue, NV Series C, 6.82%, 7/1/2045	115,000	128,117
NEW HAMPSHIRE — 0.0% *
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	200,000	141,553
NEW JERSEY — 0.0% *
New Jersey Economic Development Authority Revenue, NJ Series A, National Public Finance Guarantee Corp., 7.43%, 2/15/2029 (h)	553,000	584,041
New Jersey Transportation Trust Fund Authority Revenue, NJ Series B, 6.56%, 12/15/2040	235,000	255,998
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	335,000	383,712
Rutgers The State University of New Jersey Revenue, NJ:
Series R, 3.27%, 5/1/2043	180,000	142,563
Series P, 3.92%, 5/1/2119	250,000	165,798
Series H, 5.67%, 5/1/2040	205,000	205,688
		1,737,800
Security Description	Principal Amount	Value
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.09%, 10/1/2049	$200,000	$188,738
Series D-1, 5.11%, 10/1/2054	160,000	150,571
Series A2, 5.21%, 10/1/2031	165,000	166,918
Series B-2, 5.26%, 10/1/2052	220,000	211,614
5.52%, 10/1/2037	325,000	330,132
Series B-1, 5.83%, 10/1/2053	285,000	293,742
Metropolitan Transportation Authority Revenue, NY:
Series C2, 5.18%, 11/15/2049	30,000	26,870
6.67%, 11/15/2039	295,000	319,023
Series E, 6.81%, 11/15/2040	65,000	70,503
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.44%, 6/15/2043	160,000	156,303
Series GG, 5.72%, 6/15/2042	215,000	214,809
Series AA-2, 5.75%, 6/15/2041	195,000	197,104
Series EE, 6.01%, 6/15/2042	300,000	308,833
New York State Dormitory Authority Revenue, NY:
Series D, 5.60%, 3/15/2040	135,000	137,324
Series F, 5.63%, 3/15/2039	200,000	205,727
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	235,000	168,015
3.18%, 7/15/2060	395,000	255,654
Series 215, 3.29%, 8/1/2069	700,000	446,490
Series 210, 4.03%, 9/1/2048	410,000	335,209
Series 201, 4.23%, 10/15/2057	125,000	103,075
4.46%, 10/1/2062	100,000	83,916
Series 192, 4.81%, 10/15/2065	150,000	134,525
4.93%, 10/1/2051	220,000	203,113
5.65%, 11/1/2040	575,000	598,874
		5,307,082
NORTH CAROLINA — 0.0% *
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 3.20%, 1/15/2051	125,000	84,831
OHIO — 0.0% *
American Municipal Power, Inc. Revenue, OH:
Series B, 6.45%, 2/15/2044	50,000	52,942
Series B, 8.08%, 2/15/2050	215,000	272,678
JobsOhio Beverage System Revenue, OH:
Series A, 2.83%, 1/1/2038	80,000	65,841
Series B, 3.99%, 1/1/2029	230,000	230,505

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Ohio State University Revenue, OH Series C, 4.91%, 6/1/2040	$350,000	$340,657
		962,623
OKLAHOMA — 0.0% *
Oklahoma Development Finance Authority Revenue, OK:
Series A-2, 4.62%, 6/1/2044	100,000	95,942
Series A-2, 4.85%, 2/1/2045	100,000	97,721
Series A-3, 5.09%, 2/1/2052	155,000	152,291
		345,954
OREGON — 0.0% *
Oregon School Boards Association, General Obligation, OR Series B, National Public Finance Guarantee Corp., 5.68%, 6/30/2028 (h)	85,967	86,153
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	310,000	233,698
		319,851
PENNSYLVANIA — 0.0% *
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	205,000	189,077
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	184,715
Series D, 2.84%, 9/1/2050	250,000	164,023
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	322,311
State Public School Building Authority Revenue, PA Series A, 5.00%, 9/15/2027	110,000	111,146
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	126,548
		1,097,820
TENNESSEE — 0.0% *
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series B, 4.05%, 7/1/2026	120,000	119,474
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series B, 2.44%, 8/15/2049	50,000	29,897
Series A, 3.35%, 8/15/2047	275,000	201,109
Series C, 4.79%, 8/15/2046	200,000	185,364
Security Description	Principal Amount	Value
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	$700,000	$582,621
Series A, 6.29%, 3/1/2032	70,000	73,780
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	140,987
Series C, 5.99%, 2/1/2039	530,000	552,981
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	115,321
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	225,000	248,646
Dallas Fort Worth International Airport Revenue, TX:
Series C, 2.84%, 11/1/2046	350,000	248,333
Series C, 2.92%, 11/1/2050	40,000	27,667
Series A, 2.99%, 11/1/2038	310,000	261,550
Series C, 3.09%, 11/1/2040	305,000	243,232
Series A, 3.14%, 11/1/2045	100,000	74,840
Series A, 4.51%, 11/1/2051	300,000	258,704
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	405,000	276,258
North Texas Tollway Authority Revenue, TX Series B, 6.72%, 1/1/2049	75,000	82,554
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	160,000	128,535
State of Texas, General Obligation, TX:
Series A, 4.68%, 4/1/2040	200,000	192,850
5.52%, 4/1/2039	330,000	339,665
Texas Department of Transportation State Highway Fund Revenue, TX Series B, 5.18%, 4/1/2030	165,000	168,134
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	370,000	288,769
		4,721,797
VIRGINIA — 0.0% *
University of Virginia Revenue, VA:
2.26%, 9/1/2050	190,000	108,172
Series A, 3.23%, 9/1/2119	360,000	206,950
		315,122

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
WISCONSIN — 0.0% *
State of Wisconsin Revenue, WI Series C, 3.15%, 5/1/2027	$455,000	$448,822
TOTAL MUNICIPAL BONDS & NOTES (Cost $45,547,317)		41,046,078
MORTGAGE-BACKED SECURITIES — 0.7%
Bank:
Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	198,931	195,269
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	291,968
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	248,978
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (d)	390,000	385,948
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	286,660	283,501
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	400,000	398,922
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	474,842
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	46,545
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	935,173
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	546,856
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	260,861
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	861,792
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (d)	500,000	447,009
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	875,972
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055 (d)	750,000	670,196
Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (d)	1,000,000	1,054,463
Security Description	Principal Amount	Value
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	$500,000	$482,746
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	471,966
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	656,144
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (d)	500,000	444,502
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (d)	600,000	630,644
Series 2023-C19, Class A5, 5.45%, 4/15/2056	233,333	240,848
Series 2023-C20, Class A5, 5.58%, 7/15/2056	120,000	124,812
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	165,000	168,223
Series 2024-C24, Class A5, 5.42%, 2/15/2057	1,350,000	1,393,560
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	447,228
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	695,000	683,378
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	344,516
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	295,160
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	936,473
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	334,730
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	367,474
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	319,191
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	433,521
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	434,010
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	526,810
Series 2021-B25, Class A5, 2.58%, 4/15/2054	650,000	570,604
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	439,891
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (d)	1,000,000	882,196
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	259,524
Series 2024-V5, Class A3, 5.81%, 1/10/2057	234,375	243,114
Series 2024-V6, Class A3, 5.93%, 3/15/2057	355,769	370,707
Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,000,000	1,033,434

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	$950,000	$822,722
BMO Mortgage Trust Series 2024-C8, Class A5, 5.60%, 3/15/2057 (d)	315,000	327,676
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,390,572
Citigroup Commercial Mortgage Trust:
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	488,534
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	695,241
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	275,467
COMM Mortgage Trust:
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	204,235	199,337
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	634,653
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	964,430
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	462,735
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	486,334
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	500,000	480,540
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	500,000	495,668
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (d)	500,000	494,202
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	926,455
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	2,000,000	1,977,769
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-1512, Class A3, 3.06%, 4/25/2034	1,000,000	891,969
Series K-154, Class A2, 4.35%, 1/25/2033 (d)	350,000	347,942
Series K-155, Class A2, 4.25%, 4/25/2033	3,000,000	2,960,180
Security Description	Principal Amount	Value
Series K-156, Class A2, 4.43%, 2/25/2033 (d)	$489,947	$489,561
Series K-157, Class A2, 4.20%, 5/25/2033	153,046	150,433
Series K-160, Class A2, 4.50%, 8/25/2033 (d)	1,000,000	1,001,074
Series K-161, Class A2, 4.90%, 10/25/2033 (d)	1,425,000	1,463,135
Series K508, Class A2, 4.74%, 8/25/2028 (d)	1,500,000	1,525,767
Series K511, Class A2, 4.86%, 10/25/2028	1,406,250	1,436,081
Series K512, Class A2, 5.00%, 11/25/2028	249,946	256,251
Series K513, Class A2, 4.72%, 12/25/2028 (d)	875,000	890,589
Series K518, Class A2, 5.40%, 1/25/2029	750,000	779,016
Series K751, Class A2, 4.41%, 3/25/2030	1,000,000	1,009,508
GS Mortgage Securities Trust:
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	914,068	899,088
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	488,209
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	488,512
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	933,126
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	800,000	781,186
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	486,600
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	542,984
Morgan Stanley Capital I Trust:
Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	731,849
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	732,439
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	466,919
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	442,005
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (d)	500,000	438,392
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	314,800
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	490,139

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2018-C14, Class A3, 4.18%, 12/15/2051	$738,242	$729,952
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	296,770
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	334,554	325,193
Wells Fargo Commercial Mortgage Trust:
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	489,705
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	490,059
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	292,509
Series 2017-C42, Class A3, 3.33%, 12/15/2050	423,282	411,405
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	494,842
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	784,296
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	169,240
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	933,732
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	750,513
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	135,140
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	621,345
TOTAL MORTGAGE-BACKED SECURITIES (Cost $64,506,328)		60,998,491
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
Bank:
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	50,000	46,629
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	2,000,000	2,101,916
Bank5:
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	865,614	912,150
Series 2024-5YR10, Class A3, 5.30%, 10/15/2057	225,000	230,456
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	800,000	828,418
Bank5 Trust Series 2025-5YR13, Class A3, VRN, 5.75%, 1/15/2058 (d)	383,333	399,717
Security Description	Principal Amount	Value
BBCMS Mortgage Trust:
Series 2018-C2, Class A5, 4.31%, 12/15/2051	$50,000	$49,667
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (d)	500,000	557,945
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	166,667	172,850
Series 2025-5C33, Class A4, 5.84%, 3/15/2058	300,000	313,946
Series 2025-C32, Class A5, 5.72%, 2/15/2062	166,667	175,156
Benchmark Mortgage Trust:
Series 2018-B3, Class A4, 3.76%, 4/10/2051	560,558	550,479
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (d)	1,000,000	1,054,030
Series 2025-V15, Class A3, 5.80%, 6/15/2058	800,000	838,438
BMO Mortgage Trust:
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,609,899
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (d)	500,000	530,065
Series 2024-5C5, Class A3, 5.86%, 2/15/2057	240,000	249,918
Series 2025-C11, Class A5, 5.69%, 2/15/2058	1,000,000	1,045,030
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (d)	175,000	181,178
Series 2025-C12, Class A5, VRN, 5.87%, 6/15/2058 (d)	327,273	346,176
CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5, 3.45%, 9/15/2050	150,000	144,705
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049	89,000	87,734
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4, 3.60%, 12/15/2049	150,000	146,775
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (d)	388,889	416,713
UBS Commercial Mortgage Trust Series 2018-C15, Class A3, 4.07%, 12/15/2051	35,338	34,731
Wells Fargo Commercial Mortgage Trust:
Series 2020-C55, Class A5, 2.73%, 2/15/2053	100,000	91,998

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2025-5C3, Class A3, 6.10%, 1/15/2058	$1,000,000	$1,055,821
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $13,823,416)		14,172,540
	Shares
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (i) (j)	259,816,877	259,816,877
State Street Navigator Securities Lending Portfolio II (k) (l)	201,362,794	201,362,794
TOTAL SHORT-TERM INVESTMENTS (Cost $461,179,671)		461,179,671
TOTAL INVESTMENTS — 104.0% (Cost $9,647,586,517)		9,178,588,349
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(356,925,169)
NET ASSETS — 100.0%		$8,821,663,180
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	When-issued security.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of this security is $409, representing less than 0.05% of the Fund's net assets.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	0.0% *
Assured Guaranty, Inc.	0.0% *
Build America Mutual Assurance Corp.	0.0% *
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2025.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,127,442,813	$409	$2,127,443,222
Asset-Backed Securities	—	30,977,596	—	30,977,596
Foreign Government Obligations	—	260,009,676	—	260,009,676
U.S. Government Agency Obligations	—	2,254,755,876	—	2,254,755,876
U.S. Treasury Obligations	—	3,928,005,199	—	3,928,005,199
Municipal Bonds & Notes	—	41,046,078	—	41,046,078
Mortgage-Backed Securities	—	60,998,491	—	60,998,491
Commercial Mortgage Backed Securities	—	14,172,540	—	14,172,540
Short-Term Investments	461,179,671	—	—	461,179,671
TOTAL INVESTMENTS	$461,179,671	$8,717,408,269	$409	$9,178,588,349

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	182,171,323	$182,225,974	$377,601,553	$559,827,527	$11,076	$(11,076)	—	$—	$5,078,316
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,512,260,893	1,252,444,016	—	—	259,816,877	259,816,877	1,618,051
State Street Navigator Securities Lending Portfolio II	170,819,324	170,819,324	3,974,687,774	3,944,144,304	—	—	201,362,794	201,362,794	581,895
Total		$353,045,298	$5,864,550,220	$5,756,415,847	$11,076	$(11,076)		$461,179,671	$7,278,262
See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$1,536,000	$1,368,422
4.65%, 10/1/2028	313,000	314,672
4.75%, 3/30/2030 (a)	1,689,000	1,704,606
5.38%, 6/15/2033	1,876,000	1,902,864
Omnicom Group, Inc.:
2.45%, 4/30/2030 (a)	1,365,000	1,244,730
2.60%, 8/1/2031	1,574,000	1,394,281
4.20%, 6/1/2030	1,921,000	1,895,201
		9,824,776
AEROSPACE & DEFENSE — 1.4%
Boeing Co.:
2.70%, 2/1/2027	1,779,000	1,728,743
2.80%, 3/1/2027	1,365,000	1,325,156
2.95%, 2/1/2030	1,621,000	1,503,153
3.20%, 3/1/2029	1,762,821	1,678,329
3.25%, 2/1/2028	1,737,000	1,684,786
3.25%, 3/1/2028	1,759,000	1,699,176
3.25%, 2/1/2035	150,000	126,285
3.45%, 11/1/2028 (a)	1,658,000	1,598,362
3.60%, 5/1/2034 (a)	1,245,630	1,098,060
3.63%, 2/1/2031	3,347,000	3,153,343
5.04%, 5/1/2027	3,340,000	3,365,150
5.15%, 5/1/2030	7,262,000	7,395,476
6.13%, 2/15/2033	1,635,000	1,726,511
6.26%, 5/1/2027	2,284,000	2,350,008
6.30%, 5/1/2029	3,520,000	3,721,590
6.39%, 5/1/2031	1,694,000	1,821,914
6.53%, 5/1/2034	4,709,000	5,120,849
Embraer Netherlands Finance BV 5.98%, 2/11/2035 (a)	1,161,000	1,197,409
GE Capital Funding LLC 4.55%, 5/15/2032	1,857,000	1,844,651
General Dynamics Corp.:
2.13%, 8/15/2026 (a)	14,000	13,704
2.25%, 6/1/2031	1,597,000	1,426,249
2.63%, 11/15/2027	1,884,000	1,825,653
3.63%, 4/1/2030	1,636,000	1,596,671
3.75%, 5/15/2028	990,000	984,872
4.95%, 8/15/2035	683,000	685,520
General Electric Co.:
3.45%, 5/1/2027	500	491
Series MTN, 6.75%, 3/15/2032 (a)	2,188,000	2,477,472
HEICO Corp.:
5.25%, 8/1/2028	1,329,000	1,363,687
5.35%, 8/1/2033	1,181,000	1,208,706
Hexcel Corp.:
4.20%, 2/15/2027	3,586,000	3,554,874
5.88%, 2/26/2035	1,630,000	1,658,737
Security Description	Principal Amount	Value
Howmet Aerospace, Inc.:
3.00%, 1/15/2029 (a)	$1,471,000	$1,406,320
4.85%, 10/15/2031	1,834,000	1,860,318
5.90%, 2/1/2027	649,000	664,355
6.75%, 1/15/2028	1,367,000	1,442,622
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	23,645
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,564,000	1,353,251
2.90%, 12/15/2029	283,000	265,997
3.85%, 12/15/2026	1,651,000	1,641,606
4.40%, 6/15/2028	1,416,000	1,419,328
4.40%, 6/15/2028 (a)	914,000	916,568
5.05%, 6/1/2029 (a)	1,617,000	1,654,256
5.25%, 6/1/2031	1,658,000	1,711,470
5.35%, 6/1/2034	1,890,000	1,931,391
5.40%, 1/15/2027	1,398,000	1,421,696
5.40%, 7/31/2033	3,762,000	3,868,164
Lockheed Martin Corp.:
1.85%, 6/15/2030	1,652,000	1,469,124
3.90%, 6/15/2032	1,505,000	1,448,698
4.45%, 5/15/2028 (a)	1,663,000	1,681,409
4.50%, 2/15/2029	1,750,000	1,766,572
4.70%, 12/15/2031	1,432,000	1,450,029
4.75%, 2/15/2034	1,722,000	1,716,042
4.80%, 8/15/2034 (a)	1,054,000	1,050,785
5.25%, 1/15/2033	1,916,000	1,988,904
Northrop Grumman Corp.:
3.20%, 2/1/2027 (a)	1,389,000	1,367,457
3.25%, 1/15/2028	3,177,000	3,104,183
4.40%, 5/1/2030	921,000	922,022
4.60%, 2/1/2029	1,398,000	1,415,307
4.65%, 7/15/2030	1,390,000	1,402,593
4.70%, 3/15/2033	1,996,000	1,987,078
4.90%, 6/1/2034	1,309,000	1,305,361
5.25%, 7/15/2035 (a)	430,000	438,265
7.75%, 2/15/2031	438,000	503,288
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,309
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	48,850
RTX Corp.:
1.90%, 9/1/2031	1,452,000	1,242,491
2.25%, 7/1/2030	1,750,000	1,582,157
2.38%, 3/15/2032	1,094,000	952,141
2.65%, 11/1/2026	1,485,000	1,455,241
3.13%, 5/4/2027	1,620,000	1,588,928
3.50%, 3/15/2027	3,569,000	3,526,707
4.13%, 11/16/2028	4,948,000	4,929,989
5.15%, 2/27/2033	2,639,000	2,696,425
5.40%, 5/1/2035	400,000	411,584
5.75%, 11/8/2026	2,339,000	2,382,342
5.75%, 1/15/2029	1,590,000	1,665,875
6.00%, 3/15/2031	1,574,000	1,690,775

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.10%, 3/15/2034	$2,200,000	$2,377,562
7.20%, 8/15/2027	4,000	4,247
7.50%, 9/15/2029	1,892,000	2,119,797
		136,211,111
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.45%, 2/4/2032	2,328,000	2,008,133
2.63%, 9/16/2026	1,573,000	1,542,138
3.40%, 5/6/2030 (a)	1,889,000	1,794,720
4.88%, 2/4/2028	6,089,000	6,171,201
5.63%, 2/6/2035	1,636,000	1,668,884
6.20%, 11/1/2028	2,145,000	2,264,369
6.88%, 11/1/2033 (a)	1,194,000	1,333,662
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,345,000	1,320,790
2.90%, 3/1/2032	1,581,000	1,426,125
3.25%, 3/27/2030 (a)	1,674,000	1,598,268
4.50%, 8/15/2033	410,000	401,861
5.94%, 10/1/2032	1,509,000	1,636,541
BAT Capital Corp.:
2.26%, 3/25/2028	2,627,000	2,485,195
2.73%, 3/25/2031 (a)	2,360,000	2,126,454
3.22%, 9/6/2026	1,406,000	1,386,527
3.46%, 9/6/2029	1,017,000	977,286
3.56%, 8/15/2027	3,710,000	3,649,638
4.70%, 4/2/2027	1,644,000	1,651,941
4.74%, 3/16/2032	1,879,000	1,864,964
4.91%, 4/2/2030	1,933,000	1,958,825
5.35%, 8/15/2032	2,002,000	2,047,866
5.83%, 2/20/2031	1,897,000	1,995,815
6.00%, 2/20/2034 (a)	1,794,000	1,890,553
6.34%, 8/2/2030	2,828,000	3,046,689
6.42%, 8/2/2033 (a)	2,392,000	2,603,501
7.75%, 10/19/2032	1,202,000	1,388,070
BAT International Finance PLC:
4.45%, 3/16/2028	2,634,000	2,639,294
5.93%, 2/2/2029	1,839,000	1,930,012
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	1,977,000	1,789,007
3.75%, 9/25/2027	1,649,000	1,634,175
4.10%, 1/7/2028	2,313,000	2,299,955
4.20%, 9/17/2029	1,247,000	1,233,283
4.65%, 9/17/2034 (a)	1,786,000	1,731,795
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (b)	20,000	20,719
Philip Morris International, Inc.:
1.75%, 11/1/2030	1,596,000	1,391,042
2.10%, 5/1/2030	1,539,000	1,386,193
3.13%, 8/17/2027	1,081,000	1,057,315
3.13%, 3/2/2028	1,656,000	1,613,871
3.38%, 8/15/2029	650,000	627,113
4.13%, 4/28/2028	1,476,000	1,473,004
4.38%, 11/1/2027	1,449,000	1,455,593
Security Description	Principal Amount	Value
4.38%, 4/30/2030	$1,260,000	$1,256,724
4.63%, 11/1/2029	1,567,000	1,582,043
4.75%, 2/12/2027	1,987,000	2,004,505
4.75%, 11/1/2031	1,497,000	1,507,719
4.88%, 2/15/2028	2,841,000	2,888,558
4.88%, 2/13/2029	1,803,000	1,834,264
4.88%, 4/30/2035 (a)	1,948,000	1,921,799
5.13%, 11/17/2027	3,055,000	3,115,856
5.13%, 2/15/2030 (a)	4,212,000	4,333,937
5.13%, 2/13/2031	2,200,000	2,265,736
5.25%, 9/7/2028	1,734,000	1,785,639
5.25%, 2/13/2034	3,352,000	3,417,766
5.38%, 2/15/2033 (a)	4,454,000	4,600,136
5.50%, 9/7/2030	2,326,000	2,431,810
5.63%, 11/17/2029 (a)	4,456,000	4,678,533
5.63%, 9/7/2033	1,899,000	1,989,772
5.75%, 11/17/2032 (a)	2,651,000	2,801,418
		118,938,602
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	664,178	589,876
Series 2016-3, Class AA, 3.00%, 4/15/2030	1,105,043	1,037,436
Series 2019-1, Class AA, 3.15%, 8/15/2033	2,084,114	1,910,653
Series 2016-2, Class AA, 3.20%, 12/15/2029	810,345	776,019
Series 2017-2, Class AA, 3.35%, 4/15/2031	1,216,822	1,152,549
Series 2015-1, Class A, 3.38%, 11/1/2028	1,027,512	1,001,434
Series 2016-1, Class AA, 3.58%, 7/15/2029	738,633	715,374
Series 2015-2, Class AA, 3.60%, 3/22/2029	995,221	966,559
Series 2017-1, Class AA, 3.65%, 8/15/2030	1,127,910	1,083,267
Series 2014-1, Class A, 3.70%, 4/1/2028	1,523,718	1,493,000
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	1,231,710	1,166,159
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (a)	1,878,000	1,795,424
4.38%, 4/19/2028	1,579,000	1,570,237
4.95%, 7/10/2028	1,825,000	1,835,293
5.25%, 7/10/2030	2,625,000	2,644,556
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	3,987,572	3,451,921
Series 2020-1, Class A, 4.00%, 5/15/2034	1,531,008	1,426,150

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Southwest Airlines Co.:
2.63%, 2/10/2030	$500,000	$455,760
3.00%, 11/15/2026	1,245,000	1,219,129
3.45%, 11/16/2027	250,000	243,483
5.13%, 6/15/2027	2,755,000	2,779,823
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	1,108,086	992,225
Series 2016-2, Class AA, 2.88%, 4/7/2030	1,350,144	1,271,970
Series 2016-1, Class AA, 3.10%, 1/7/2030	776,469	740,697
Series 2018-1, Class AA, 3.50%, 9/1/2031	1,248,331	1,176,914
Series 2014-2, Class A, 3.75%, 3/3/2028	973,586	959,780
Series 2019-1, Class AA, 4.15%, 2/25/2033	1,006,103	957,780
Series 2020-1, Class A, 5.88%, 4/15/2029	3,452,252	3,514,979
		38,928,447
APPAREL — 0.2%
NIKE, Inc.:
2.38%, 11/1/2026	1,740,000	1,703,008
2.75%, 3/27/2027 (a)	966,000	944,999
2.85%, 3/27/2030	3,423,000	3,224,569
PVH Corp. 5.50%, 6/13/2030	3,650,000	3,675,951
Ralph Lauren Corp. 5.00%, 6/15/2032	1,900,000	1,929,203
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	1,241,000	1,106,153
4.13%, 7/15/2027	1,667,000	1,656,031
5.10%, 3/11/2030	1,487,000	1,506,465
5.50%, 3/11/2035	1,105,000	1,109,122
		16,855,501
AUTO MANUFACTURERS — 3.1%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	1,773,000	1,710,271
Series MTN, 1.80%, 1/13/2031	1,636,000	1,404,408
Series MTN, 2.00%, 3/24/2028	7,000	6,576
Series MTN, 2.25%, 1/12/2029	1,736,000	1,610,400
Series GMTN, 2.30%, 9/9/2026	1,832,000	1,788,783
Series MTN, 2.35%, 1/8/2027	1,705,000	1,654,958
Series GMTN, 3.50%, 2/15/2028 (a)	1,813,000	1,776,667
Security Description	Principal Amount	Value
Series GMTN, 4.45%, 10/22/2027	$739,000	$741,357
4.55%, 3/3/2028	1,681,000	1,689,321
4.60%, 4/17/2030	1,620,000	1,620,470
4.70%, 1/12/2028	1,890,000	1,906,273
4.80%, 3/5/2030 (a)	3,743,000	3,772,570
Series GMTN, 4.85%, 10/23/2031	1,392,000	1,395,132
4.90%, 3/12/2027 (a)	1,897,000	1,914,054
Series GMTN, 4.90%, 7/9/2027 (a)	1,190,000	1,204,518
Series GMTN, 4.90%, 1/10/2034 (a)	1,674,000	1,653,962
Series GMTN, 5.05%, 7/10/2031	2,182,000	2,210,890
Series GMTN, 5.13%, 7/7/2028 (a)	1,443,000	1,472,870
5.20%, 3/5/2035 (a)	1,556,000	1,547,878
Series GMTN, 5.25%, 7/7/2026 (a)	13,000	13,111
5.65%, 11/15/2028 (a)	784,000	814,137
Series GMTN, 5.85%, 10/4/2030 (a)	1,494,000	1,579,143
Cummins, Inc.:
4.25%, 5/9/2028	735,000	738,432
4.70%, 2/15/2031	1,897,000	1,911,986
4.90%, 2/20/2029 (a)	1,891,000	1,935,212
5.15%, 2/20/2034 (a)	1,004,000	1,024,532
5.30%, 5/9/2035	2,200,000	2,233,946
Ford Motor Co.:
3.25%, 2/12/2032	4,430,000	3,735,376
4.35%, 12/8/2026	1,659,000	1,648,233
6.10%, 8/19/2032	4,440,000	4,432,763
6.63%, 10/1/2028	862,000	905,247
7.45%, 7/16/2031	1,849,500	2,004,137
9.63%, 4/22/2030	1,747,000	2,010,640
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	1,828,000	1,779,942
2.90%, 2/16/2028	1,671,000	1,567,064
2.90%, 2/10/2029	1,385,000	1,259,284
3.63%, 6/17/2031	2,643,000	2,327,109
3.82%, 11/2/2027	1,785,000	1,722,989
4.00%, 11/13/2030	2,374,000	2,166,227
4.13%, 8/17/2027	2,192,000	2,141,803
4.27%, 1/9/2027	1,539,000	1,513,653
4.54%, 8/1/2026	2,548,000	2,530,470
4.95%, 5/28/2027	2,278,000	2,263,421
5.11%, 5/3/2029	2,375,000	2,322,489
5.13%, 11/5/2026	1,237,000	1,234,501
5.30%, 9/6/2029	1,644,161	1,614,994
5.80%, 3/5/2027	2,500,000	2,518,650
5.80%, 3/8/2029	2,220,000	2,225,150
5.85%, 5/17/2027	3,717,000	3,746,253
5.88%, 11/7/2029	2,117,000	2,123,626
5.92%, 3/20/2028	1,667,000	1,683,703
6.05%, 3/5/2031	1,507,000	1,504,091

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.05%, 11/5/2031	$4,055,000	$4,034,279
6.13%, 3/8/2034	3,856,000	3,751,695
6.50%, 2/7/2035	3,588,000	3,584,950
6.53%, 3/19/2032	4,669,000	4,739,408
6.80%, 5/12/2028	2,318,000	2,395,977
6.80%, 11/7/2028	6,525,000	6,761,401
7.12%, 11/7/2033	2,241,000	2,325,262
7.20%, 6/10/2030	1,474,000	1,550,309
7.35%, 11/4/2027	3,752,000	3,896,489
7.35%, 3/6/2030	2,264,000	2,389,199
General Motors Co.:
4.20%, 10/1/2027	1,603,000	1,586,617
5.00%, 10/1/2028 (a)	1,314,000	1,325,944
5.00%, 4/1/2035	2,100,000	1,980,699
5.35%, 4/15/2028 (a)	1,917,000	1,946,388
5.40%, 10/15/2029	1,422,000	1,451,634
5.60%, 10/15/2032 (a)	2,010,000	2,042,301
5.63%, 4/15/2030	1,831,000	1,872,014
6.25%, 4/15/2035 (a)	1,894,000	1,948,452
6.80%, 10/1/2027	1,687,000	1,756,825
General Motors Financial Co., Inc.:
2.35%, 2/26/2027	1,918,000	1,848,492
2.35%, 1/8/2031	1,629,000	1,410,372
2.40%, 4/10/2028	1,491,000	1,401,734
2.40%, 10/15/2028 (a)	1,423,000	1,323,262
2.70%, 8/20/2027	1,665,000	1,598,899
2.70%, 6/10/2031 (a)	1,863,000	1,628,933
3.10%, 1/12/2032 (a)	2,173,000	1,907,025
3.60%, 6/21/2030	1,965,000	1,838,199
3.85%, 1/5/2028 (a)	1,532,000	1,499,705
4.00%, 10/6/2026	3,869,000	3,841,607
4.30%, 4/6/2029	1,744,000	1,705,632
4.35%, 1/17/2027	1,207,000	1,199,999
4.90%, 10/6/2029	1,932,000	1,929,585
5.00%, 4/9/2027	1,714,000	1,724,575
5.00%, 7/15/2027	1,305,000	1,312,739
5.05%, 4/4/2028	678,000	683,193
5.35%, 7/15/2027	1,645,000	1,669,165
5.35%, 1/7/2030	2,231,000	2,257,036
5.40%, 5/8/2027	1,745,000	1,770,704
5.45%, 7/15/2030	2,758,000	2,797,770
5.45%, 9/6/2034	1,566,000	1,531,250
5.55%, 7/15/2029	2,196,000	2,242,907
5.60%, 6/18/2031	1,997,000	2,037,000
5.63%, 4/4/2032	2,746,000	2,775,959
5.65%, 1/17/2029 (a)	1,384,000	1,414,213
5.75%, 2/8/2031	1,941,000	1,994,242
5.80%, 6/23/2028	1,877,000	1,933,854
5.80%, 1/7/2029	2,151,000	2,215,681
5.85%, 4/6/2030 (a)	1,968,000	2,033,377
5.90%, 1/7/2035	2,397,000	2,407,667
5.95%, 4/4/2034 (a)	2,629,000	2,667,042
6.00%, 1/9/2028 (a)	2,807,000	2,892,417
6.10%, 1/7/2034 (a)	1,363,000	1,403,249
Security Description	Principal Amount	Value
6.15%, 7/15/2035	$995,000	$1,016,273
6.40%, 1/9/2033	2,298,000	2,418,599
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	1,945,000	1,887,895
2.97%, 3/10/2032 (a)	327,000	292,770
4.44%, 7/8/2028 (c)	2,500,000	2,502,925
4.69%, 7/8/2030 (c)	2,000,000	2,003,240
5.34%, 7/8/2035 (c)	3,000,000	3,008,070
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	2,874,000	3,416,841
PACCAR Financial Corp.:
4.00%, 9/26/2029	939,000	933,939
4.25%, 6/23/2027	1,200,000	1,206,144
4.45%, 8/6/2027	1,949,000	1,970,244
Series R, 4.50%, 11/25/2026	867,000	873,199
4.55%, 3/3/2028	1,138,000	1,154,216
4.55%, 5/8/2030 (a)	1,719,000	1,741,811
Series MTN, 4.60%, 1/31/2029 (a)	1,581,000	1,603,640
Series MTN, 4.95%, 8/10/2028	1,472,000	1,509,683
5.00%, 5/13/2027 (a)	1,654,000	1,682,581
Series MTN, 5.00%, 3/22/2034 (a)	1,139,000	1,158,090
Series MTN, 5.05%, 8/10/2026 (a)	1,286,000	1,299,207
Series DMTN, 5.20%, 11/9/2026	1,580,000	1,604,142
Toyota Motor Corp.:
2.36%, 3/25/2031 (a)	1,449,000	1,296,522
2.76%, 7/2/2029 (a)	4,046,000	3,830,753
3.67%, 7/20/2028	1,000,000	991,440
4.19%, 6/30/2027	1,250,000	1,252,375
4.45%, 6/30/2030	1,750,000	1,757,367
5.05%, 6/30/2035	3,500,000	3,530,450
5.12%, 7/13/2028 (a)	1,550,000	1,592,873
5.12%, 7/13/2033 (a)	1,318,000	1,355,089
5.28%, 7/13/2026	1,392,000	1,405,391
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	1,585,000	1,490,217
Series MTN, 1.65%, 1/10/2031 (a)	1,602,000	1,381,661
1.90%, 9/12/2031	1,563,000	1,340,757
Series MTN, 1.90%, 1/13/2027	1,585,000	1,532,013
Series MTN, 1.90%, 4/6/2028	1,582,000	1,491,067
Series MTN, 2.15%, 2/13/2030	1,784,000	1,621,478
Series MTN, 2.40%, 1/13/2032	1,000	874
Series GMTN, 3.05%, 1/11/2028	1,042,000	1,014,387

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series MTN, 3.05%, 3/22/2027 (a)	$2,449,000	$2,404,673
Series MTN, 3.20%, 1/11/2027 (a)	2,342,000	2,309,657
Series MTN, 3.38%, 4/1/2030	1,434,000	1,370,804
3.65%, 1/8/2029	1,646,000	1,614,364
Series MTN, 4.35%, 10/8/2027	2,012,000	2,020,430
Series MTN, 4.45%, 6/29/2029	1,161,000	1,168,837
4.50%, 5/14/2027 (a)	792,000	797,346
4.55%, 8/9/2029	1,703,000	1,717,527
Series MTN, 4.55%, 9/20/2027	1,256,000	1,269,100
Series MTN, 4.55%, 5/17/2030	1,724,000	1,734,706
4.60%, 1/8/2027	1,908,000	1,922,100
Series MTN, 4.60%, 10/10/2031	1,777,000	1,779,417
4.63%, 1/12/2028	1,764,000	1,785,168
Series MTN, 4.65%, 1/5/2029 (a)	1,609,000	1,629,096
4.70%, 1/12/2033	1,134,000	1,137,447
4.80%, 5/15/2030 (a)	1,537,000	1,561,008
Series MTN, 4.80%, 1/5/2034	1,739,000	1,737,696
4.95%, 1/9/2030	862,000	881,792
Series B, 5.00%, 3/19/2027	1,675,000	1,699,338
Series MTN, 5.00%, 8/14/2026	1,432,000	1,444,072
5.05%, 5/16/2029 (a)	1,634,000	1,678,919
5.10%, 3/21/2031	1,698,000	1,744,287
Series MTN, 5.25%, 9/11/2028	1,669,000	1,722,241
5.35%, 1/9/2035	936,000	960,373
5.40%, 11/20/2026 (a)	1,673,000	1,699,818
5.45%, 11/10/2027	1,487,000	1,530,168
5.55%, 11/20/2030	1,882,000	1,981,370
		312,020,976
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Swiss Holdings Ltd.:
3.25%, 3/1/2032 (a)	1,791,000	1,602,963
4.35%, 3/15/2029	192,000	189,225
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	1,714,000	1,657,901
5.40%, 8/15/2034 (a)	1,518,000	1,535,639
Lear Corp.:
2.60%, 1/15/2032	1,615,000	1,394,698
3.80%, 9/15/2027	1,599,000	1,575,303
4.25%, 5/15/2029	282,000	277,118
Magna International, Inc.:
2.45%, 6/15/2030 (a)	1,940,000	1,758,125
5.05%, 3/14/2029	847,000	864,194
5.50%, 3/21/2033 (a)	1,312,000	1,344,433
Security Description	Principal Amount	Value
5.88%, 6/1/2035	$777,000	$796,472
		12,996,071
BANKS — 27.3%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (d)	1,923,000	1,974,844
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	1,308,000	1,303,160
Series A, 4.36%, 6/18/2028	3,265,000	3,289,553
Series MTN, 4.42%, 12/16/2026	1,991,000	2,001,015
4.62%, 12/16/2029 (a)	1,474,000	1,498,822
4.75%, 1/18/2027	2,039,000	2,058,901
4.90%, 7/16/2027	1,602,000	1,627,552
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029 (a)	7,888,000	8,126,612
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (d)	1,498,000	1,558,369
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (d)	1,708,000	1,765,730
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (a) (d)	1,585,000	1,799,894
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (d)	5,044,000	4,871,697
2.75%, 12/3/2030	2,725,000	2,427,266
2.96%, 3/25/2031	1,639,000	1,496,948
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (a) (d)	1,546,000	1,384,984
3.31%, 6/27/2029	5,335,000	5,117,492
3.49%, 5/28/2030	1,885,000	1,790,505
3.80%, 2/23/2028	1,425,000	1,400,077
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (d)	3,872,000	3,848,265
4.25%, 4/11/2027	1,577,000	1,573,042
4.38%, 4/12/2028	1,674,000	1,669,129
5.29%, 8/18/2027	3,195,000	3,247,781
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (d)	2,465,000	2,509,321
5.44%, 7/15/2031	2,255,000	2,342,133
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (a) (d)	1,781,000	1,834,056
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (a) (d)	2,136,000	2,170,390
5.57%, 1/17/2030	3,178,000	3,296,603
5.59%, 8/8/2028	3,644,000	3,763,560
6.03%, 1/17/2035 (a)	1,236,000	1,301,879
6.35%, 3/14/2034 (a)	2,250,000	2,354,602
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (d)	2,099,000	2,155,484
6.61%, 11/7/2028	2,084,000	2,222,378
6.92%, 8/8/2033	3,486,000	3,776,593
6.94%, 11/7/2033	2,411,000	2,723,731

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (d)	$10,116,000	$9,833,865
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (d)	4,672,000	4,103,418
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (d)	4,144,000	3,612,242
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (d)	4,860,000	4,555,570
SOFR + 1.22%, 2.30%, 7/21/2032 (d)	7,668,000	6,681,282
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (d)	3,624,000	3,071,739
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (d)	6,625,000	6,052,269
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (d)	3,537,000	3,437,964
SOFR + 1.21%, 2.57%, 10/20/2032 (d)	5,110,000	4,498,026
SOFR + 2.15%, 2.59%, 4/29/2031 (d)	5,253,000	4,803,606
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (d)	3,296,000	2,955,952
SOFR + 1.32%, 2.69%, 4/22/2032 (d)	7,553,000	6,781,839
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (d)	2,873,000	2,688,410
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (d)	6,632,000	5,937,696
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (d)	4,119,000	3,921,206
Series MTN, 3.25%, 10/21/2027	4,144,000	4,065,264
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (d)	11,481,000	11,220,266
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (d)	3,235,000	3,185,019
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (d)	3,274,000	3,235,792
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (d)	4,264,000	4,227,628
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (d)	4,614,000	4,221,164
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (d)	4,608,000	4,556,206
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (d)	4,240,000	4,175,001
Series L, 4.18%, 11/25/2027	3,391,000	3,378,487
Security Description	Principal Amount	Value
Series MTN, 4.25%, 10/22/2026 (a)	$3,488,000	$3,481,896
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (a) (d)	5,079,000	5,064,931
SOFR + 1.58%, 4.38%, 4/27/2028 (d)	3,660,000	3,659,231
SOFR + 1.83%, 4.57%, 4/27/2033 (d)	6,849,000	6,735,718
SOFR + 1.11%, 4.62%, 5/9/2029 (d)	13,601,000	13,690,087
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (d)	5,337,000	5,398,109
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (d)	8,575,000	8,676,271
SOFR + 1.00%, 5.16%, 1/24/2031 (d)	4,452,000	4,563,389
SOFR + 1.63%, 5.20%, 4/25/2029 (d)	5,858,000	5,986,642
SOFR + 1.91%, 5.29%, 4/25/2034 (a) (d)	9,057,000	9,241,491
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (d)	5,434,000	5,430,957
SOFR + 1.64%, 5.46%, 5/9/2036 (a) (d)	26,011,001	26,688,067
SOFR + 1.65%, 5.47%, 1/23/2035 (d)	9,168,000	9,417,828
SOFR + 1.31%, 5.51%, 1/24/2036 (d)	5,785,000	5,949,757
SOFR + 1.74%, 5.52%, 10/25/2035 (d)	6,981,000	6,963,757
SOFR + 1.70%, 5.74%, 2/12/2036 (d)	11,047,000	11,221,984
SOFR + 1.57%, 5.82%, 9/15/2029 (d)	5,021,000	5,233,890
SOFR + 1.84%, 5.87%, 9/15/2034 (d)	7,096,000	7,489,118
SOFR + 1.34%, 5.93%, 9/15/2027 (d)	4,964,000	5,050,671
SOFR + 1.99%, 6.20%, 11/10/2028 (a) (d)	3,277,000	3,410,112
6.22%, 9/15/2026	1,930,000	1,970,105
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	2,717,000	2,622,448
Series MTN, 2.65%, 3/8/2027	2,158,000	2,106,683
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (d)	2,038,000	1,768,658
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (d)	1,900,000	1,850,638
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (a) (d)	1,835,000	1,838,707
SOFR + 1.25%, 4.64%, 9/10/2030 (a) (d)	1,708,000	1,722,586
Series H, 4.70%, 9/14/2027	1,709,000	1,725,287

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (d)	$1,827,000	$1,856,963
5.20%, 2/1/2028 (a)	1,752,000	1,792,874
5.27%, 12/11/2026	2,075,000	2,103,158
5.37%, 6/4/2027 (a)	1,895,000	1,935,742
5.51%, 6/4/2031 (a)	1,474,000	1,540,993
5.72%, 9/25/2028 (a)	1,967,000	2,050,420
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (d)	2,067,000	2,095,277
Bank of New York Mellon Corp.:
Series MTN, 1.05%, 10/15/2026	1,167,000	1,122,316
Series MTN, 1.65%, 7/14/2028	515,000	480,753
Series MTN, 1.65%, 1/28/2031	1,387,000	1,202,640
Series MTN, 1.80%, 7/28/2031	573,000	497,616
Series J, 1.90%, 1/25/2029	492,000	454,893
Series MTN, 2.05%, 1/26/2027 (a)	778,000	754,559
Series MTN, 2.45%, 8/17/2026	1,279,000	1,255,223
2.50%, 1/26/2032	1,915,000	1,689,375
Series MTN, 3.00%, 10/30/2028	1,475,000	1,420,823
Series MTN, 3.25%, 5/16/2027 (a)	1,754,000	1,730,058
Series MTN, 3.30%, 8/23/2029	1,628,000	1,563,140
Series MTN, 3.40%, 1/29/2028	1,951,000	1,919,277
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (d)	1,786,000	1,765,157
Series MTN, 3.85%, 4/28/2028 (a)	1,390,000	1,386,886
Series MTN, 3.85%, 4/26/2029	1,942,000	1,922,405
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (d)	1,051,000	1,047,490
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (d)	1,540,000	1,497,973
SOFR + 0.68%, 4.44%, 6/9/2028 (a) (d)	4,871,000	4,898,278
SOFR + 1.17%, 4.54%, 2/1/2029 (d)	1,306,000	1,315,965
SOFR + 1.76%, 4.60%, 7/26/2030 (a) (d)	2,093,000	2,115,228
SOFR + 1.51%, 4.71%, 2/1/2034 (d)	1,462,000	1,445,772
SOFR + 0.84%, 4.89%, 7/21/2028 (a) (d)	1,460,000	1,479,520
SOFR + 0.89%, 4.94%, 2/11/2031 (d)	1,965,000	2,005,499
Security Description	Principal Amount	Value
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (d)	$1,431,000	$1,435,908
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (a) (d)	1,838,000	1,881,064
SOFR + 1.23%, 5.06%, 7/22/2032 (d)	1,682,000	1,719,424
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (a) (d)	1,107,000	1,121,136
SOFR + 1.25%, 5.23%, 11/20/2035 (d)	1,874,000	1,904,940
SOFR + 1.35%, 5.32%, 6/6/2036 (d)	1,610,000	1,644,776
SOFR + 1.77%, 5.61%, 7/21/2039 (d)	1,983,000	2,018,575
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (a) (d)	1,477,000	1,529,271
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (d)	2,479,000	2,629,451
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (d)	1,068,000	1,133,543
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (d)	1,646,000	1,812,246
Bank of Nova Scotia:
1.30%, 9/15/2026	1,473,000	1,423,051
1.95%, 2/2/2027 (a)	791,000	765,522
2.15%, 8/1/2031 (a)	1,503,000	1,312,931
2.45%, 2/2/2032	1,745,000	1,517,714
2.70%, 8/3/2026	2,948,000	2,901,982
2.95%, 3/11/2027	2,221,000	2,178,224
Series 2, 5 yr. CMT + 2.61%, 3.63%, 10/27/2081 (a) (d)	1,642,000	1,534,564
SOFR + 1.00%, 4.40%, 9/8/2028 (a) (d)	1,539,000	1,541,755
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (d)	1,883,000	1,779,510
SOFR + 1.44%, 4.74%, 11/10/2032 (d)	1,291,000	1,289,838
4.85%, 2/1/2030	1,777,000	1,810,159
SOFR + 0.89%, 4.93%, 2/14/2029 (d)	4,590,000	4,646,319
SOFR + 1.07%, 5.13%, 2/14/2031 (d)	1,299,000	1,322,876
5.25%, 6/12/2028 (a)	1,668,000	1,718,390
5.35%, 12/7/2026	2,323,000	2,356,405
Series GMTN, 5.40%, 6/4/2027	1,420,000	1,452,603
Series GMTN, 5.45%, 8/1/2029	1,597,000	1,658,676
5.65%, 2/1/2034	1,424,000	1,492,836
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (d)	1,344,000	1,203,243
BankUnited, Inc. 5.13%, 6/11/2030	3,893,000	3,850,761

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (d)	$3,473,000	$3,366,935
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (d)	1,955,000	1,766,577
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (d)	1,517,000	1,346,656
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (a) (d)	2,164,000	1,916,287
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (d)	1,074,000	986,716
4.34%, 1/10/2028	8,925,000	8,898,314
4.84%, 5/9/2028	3,923,000	3,929,944
SOFR + 1.34%, 4.84%, 9/10/2028 (d)	1,343,000	1,353,113
SOFR + 1.56%, 4.94%, 9/10/2030 (a) (d)	2,313,000	2,330,001
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (a) (d)	2,928,000	2,958,334
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (d)	2,438,000	2,447,069
SOFR + 0.96%, 5.09%, 2/25/2029 (a) (d)	3,708,000	3,754,758
SOFR + 1.91%, 5.34%, 9/10/2035 (d)	3,362,000	3,338,668
SOFR + 1.23%, 5.37%, 2/25/2031 (a) (d)	4,946,000	5,050,410
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (a) (d)	2,970,000	3,028,063
SOFR + 1.49%, 5.67%, 3/12/2028 (d)	1,500,000	1,528,710
SOFR + 1.74%, 5.69%, 3/12/2030 (d)	3,184,000	3,294,962
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (a) (d)	1,597,000	1,655,259
SOFR + 1.59%, 5.79%, 2/25/2036 (d)	3,324,000	3,397,527
SOFR + 2.98%, 6.22%, 5/9/2034 (d)	3,337,000	3,542,259
SOFR + 2.22%, 6.49%, 9/13/2029 (d)	2,119,000	2,239,126
SOFR + 1.88%, 6.50%, 9/13/2027 (d)	3,889,000	3,977,086
SOFR + 2.62%, 6.69%, 9/13/2034 (a) (d)	2,787,000	3,044,352
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (d)	2,569,000	2,803,036
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (d)	2,374,000	2,520,191
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (d)	2,924,000	3,316,255
BPCE SA Series MTN, 3.38%, 12/2/2026	1,997,000	1,975,053
Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce:
3.45%, 4/7/2027 (a)	$1,731,000	$1,708,964
3.60%, 4/7/2032 (a)	1,695,000	1,577,842
SOFR + 0.93%, 4.51%, 9/11/2027 (a) (d)	1,868,000	1,871,101
SOFR + 1.34%, 4.63%, 9/11/2030 (a) (d)	1,533,000	1,533,552
SOFR + 0.72%, 4.86%, 1/13/2028 (d)	1,794,000	1,807,114
SOFR + 1.03%, 4.86%, 3/30/2029 (d)	2,866,000	2,896,351
5.00%, 4/28/2028	2,983,000	3,040,035
5.24%, 6/28/2027	2,270,000	2,310,270
SOFR + 1.11%, 5.25%, 1/13/2031 (d)	1,800,000	1,843,092
5.62%, 7/17/2026	1,935,000	1,959,091
5.93%, 10/2/2026	2,196,000	2,239,107
5.99%, 10/3/2028 (a)	1,553,000	1,629,951
6.09%, 10/3/2033 (a)	1,968,000	2,108,810
Capital One NA:
2.70%, 2/6/2030	1,592,000	1,465,388
3.45%, 7/27/2026	1,826,000	1,805,494
4.65%, 9/13/2028	2,974,000	2,988,989
5 yr. USD ICE Swap + 1.73%, 5.97%, 8/9/2028 (d)	615,000	632,484
Citibank NA:
4.58%, 5/29/2027	9,470,000	9,520,096
4.84%, 8/6/2029 (a)	2,219,000	2,265,754
SOFR + 0.71%, 4.88%, 11/19/2027 (d)	3,989,000	4,013,971
4.91%, 5/29/2030	5,720,000	5,829,138
5.49%, 12/4/2026	3,557,000	3,614,623
5.57%, 4/30/2034	3,494,000	3,635,961
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (d)	2,788,000	2,437,158
SOFR + 1.17%, 2.56%, 5/1/2032 (d)	5,364,000	4,751,914
SOFR + 2.11%, 2.57%, 6/3/2031 (d)	6,372,000	5,778,193
SOFR + 1.15%, 2.67%, 1/29/2031 (d)	3,804,000	3,485,187
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	3,480,000	3,255,088
SOFR + 1.35%, 3.06%, 1/25/2033 (d)	5,429,000	4,853,906
SOFR + 1.28%, 3.07%, 2/24/2028 (d)	3,999,000	3,911,902
3.20%, 10/21/2026	7,445,000	7,342,706
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (d)	3,820,000	3,740,811
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (a) (d)	4,032,000	3,969,060

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.94%, 3.79%, 3/17/2033 (d)	$6,147,000	$5,735,397
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (d)	4,941,000	4,896,284
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (d)	4,385,000	4,296,248
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (d)	3,616,000	3,580,346
4.13%, 7/25/2028	2,946,000	2,925,614
SOFR + 3.91%, 4.41%, 3/31/2031 (d)	10,801,000	10,683,161
4.45%, 9/29/2027	7,239,000	7,243,633
SOFR + 1.34%, 4.54%, 9/19/2030 (d)	7,184,000	7,148,511
SOFR + 1.14%, 4.64%, 5/7/2028 (d)	15,378,000	15,423,211
SOFR + 1.89%, 4.66%, 5/24/2028 (d)	2,083,000	2,091,103
SOFR + 0.87%, 4.79%, 3/4/2029 (d)	4,670,000	4,703,624
SOFR + 2.09%, 4.91%, 5/24/2033 (d)	2,987,000	2,979,951
SOFR + 1.46%, 4.95%, 5/7/2031 (a) (d)	8,244,000	8,338,476
SOFR + 1.36%, 5.17%, 2/13/2030 (d)	5,410,000	5,517,929
SOFR + 1.47%, 5.33%, 3/27/2036 (a) (d)	12,345,000	12,440,427
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (d)	1,810,000	1,759,302
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (d)	2,305,000	2,339,391
SOFR + 2.06%, 5.83%, 2/13/2035 (d)	4,414,000	4,499,587
5.88%, 2/22/2033	2,799,000	2,906,174
6.00%, 10/31/2033	4,009,000	4,216,105
SOFR + 1.83%, 6.02%, 1/24/2036 (d)	5,647,000	5,798,001
SOFR + 2.66%, 6.17%, 5/25/2034 (d)	5,925,000	6,186,292
SOFR + 2.34%, 6.27%, 11/17/2033 (d)	5,004,000	5,389,558
6.63%, 1/15/2028	1,209,000	1,278,941
6.63%, 6/15/2032	1,893,000	2,063,995
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (d)	1,951,000	1,954,531
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	1,505,000	1,364,975
2.64%, 9/30/2032	1,585,000	1,333,841
2.85%, 7/27/2026	1,513,000	1,486,477
3.25%, 4/30/2030	244,000	228,513
SOFR + 1.26%, 5.25%, 3/5/2031 (d)	1,849,000	1,873,573
Security Description	Principal Amount	Value
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (d)	$1,754,000	$1,736,618
SOFR + 1.91%, 5.72%, 7/23/2032 (d)	1,951,000	2,020,280
SOFR + 2.01%, 5.84%, 1/23/2030 (d)	2,025,000	2,096,563
SOFR + 2.33%, 6.65%, 4/25/2035 (d)	1,855,000	2,000,191
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (d)	1,697,000	1,649,365
Comerica, Inc.:
4.00%, 2/1/2029 (a)	1,629,000	1,591,566
SOFR + 2.16%, 5.98%, 1/30/2030 (d)	1,600,000	1,638,592
Commonwealth Bank of Australia:
4.42%, 3/14/2028 (a)	1,854,000	1,871,335
4.58%, 11/27/2026	2,408,000	2,425,193
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	2,049,000	2,033,919
4.33%, 8/28/2026	1,956,000	1,960,518
4.37%, 5/27/2027	1,420,000	1,429,074
4.49%, 10/17/2029 (a)	1,062,000	1,073,374
4.80%, 1/9/2029 (a)	2,111,000	2,150,708
4.88%, 1/21/2028	1,946,000	1,986,885
5.04%, 3/5/2027 (a)	1,632,000	1,656,970
5.50%, 10/5/2026	550,000	559,053
Credit Agricole SA SOFR + 1.46%, 5.22%, 5/27/2031 (b) (d)	1,625,000	1,655,355
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (d)	2,996,000	2,907,169
SOFR + 1.32%, 2.55%, 1/7/2028 (d)	2,237,000	2,172,530
SOFR + 1.72%, 3.04%, 5/28/2032 (d)	1,787,500	1,603,459
SOFR + 3.04%, 3.55%, 9/18/2031 (a) (d)	2,529,000	2,363,578
SOFR + 2.76%, 3.73%, 1/14/2032 (d)	1,980,000	1,812,274
SOFR + 2.26%, 3.74%, 1/7/2033 (d)	1,430,000	1,285,441
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (d)	1,646,000	1,627,367
SOFR + 1.70%, 5.00%, 9/11/2030 (d)	2,855,000	2,873,472
SOFR + 1.72%, 5.30%, 5/9/2031 (d)	3,102,000	3,150,608
5.37%, 9/9/2027 (a)	1,239,000	1,269,504
SOFR + 1.21%, 5.37%, 1/10/2029 (a) (d)	1,970,000	2,004,987
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (d)	2,134,000	2,122,071
5.41%, 5/10/2029	1,935,000	2,003,963

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.59%, 5.71%, 2/8/2028 (a) (d)	$1,842,000	$1,872,835
SOFR + 5.44%, 5.88%, 7/8/2031 (a) (d)	1,336,000	1,369,534
SOFR + 3.18%, 6.72%, 1/18/2029 (a) (d)	3,866,000	4,058,913
SOFR + 2.51%, 6.82%, 11/20/2029 (a) (d)	2,586,000	2,756,935
SOFR + 3.65%, 7.08%, 2/10/2034 (d)	2,664,000	2,840,010
SOFR + 2.52%, 7.15%, 7/13/2027 (d)	2,985,000	3,061,088
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (d)	1,539,000	1,485,797
2.55%, 5/5/2027	1,895,000	1,835,516
3.95%, 3/14/2028	1,597,000	1,581,797
SOFR + 1.36%, 4.06%, 4/25/2028 (d)	1,376,000	1,366,973
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (d)	924,000	882,596
SOFR + 2.13%, 4.77%, 7/28/2030 (d)	1,186,000	1,192,701
SOFR + 1.49%, 4.90%, 9/6/2030 (a) (d)	1,603,000	1,620,922
SOFR + 1.84%, 5.63%, 1/29/2032 (a) (d)	1,524,000	1,585,996
SOFR + 2.34%, 6.34%, 7/27/2029 (d)	1,885,000	1,984,905
SOFR + 2.19%, 6.36%, 10/27/2028 (d)	1,289,000	1,343,847
Fifth Third Bank NA:
Series BKNT, 2.25%, 2/1/2027	2,455,000	2,381,080
SOFR + 0.81%, 4.97%, 1/28/2028 (d)	1,630,000	1,642,258
First Citizens BancShares, Inc.:
SOFR + 1.41%, 5.23%, 3/12/2031 (d)	1,709,000	1,719,784
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (d)	1,929,000	1,925,142
First Horizon Bank 5.75%, 5/1/2030 (a)	1,891,000	1,934,928
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (d)	1,451,000	1,471,923
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	1,675,000	1,738,549
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (d)	1,916,000	1,926,960
Goldman Sachs Capital I 6.35%, 2/15/2034	2,830,000	2,938,955
Goldman Sachs Group, Inc.:
SOFR + 0.82%, 1.54%, 9/10/2027 (d)	5,104,000	4,928,576
Security Description	Principal Amount	Value
SOFR + 0.91%, 1.95%, 10/21/2027 (d)	$7,315,000	$7,085,016
SOFR + 1.09%, 1.99%, 1/27/2032 (d)	4,626,000	4,004,682
SOFR + 1.25%, 2.38%, 7/21/2032 (d)	6,939,000	6,060,176
2.60%, 2/7/2030	2,949,000	2,726,115
SOFR + 1.28%, 2.62%, 4/22/2032 (d)	6,036,000	5,368,962
SOFR + 1.11%, 2.64%, 2/24/2028 (d)	5,464,000	5,307,292
SOFR + 1.26%, 2.65%, 10/21/2032 (d)	6,356,000	5,606,691
SOFR + 1.41%, 3.10%, 2/24/2033 (d)	6,707,000	6,037,977
3.50%, 11/16/2026 (a)	3,809,000	3,765,463
SOFR + 1.85%, 3.62%, 3/15/2028 (d)	5,751,000	5,673,764
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (d)	4,948,000	4,879,520
3.80%, 3/15/2030	3,298,000	3,218,056
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (d)	4,271,000	4,200,956
3.85%, 1/26/2027	7,311,000	7,263,259
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (d)	6,868,000	6,829,471
SOFR + 1.73%, 4.48%, 8/23/2028 (d)	4,233,000	4,238,122
SOFR + 1.14%, 4.69%, 10/23/2030 (d)	3,657,000	3,667,715
SOFR + 1.32%, 4.94%, 4/23/2028 (d)	4,854,000	4,894,288
SOFR + 1.42%, 5.02%, 10/23/2035 (d)	6,352,000	6,275,331
SOFR + 1.21%, 5.05%, 7/23/2030 (d)	6,524,000	6,628,514
SOFR + 1.08%, 5.21%, 1/28/2031 (d)	3,469,000	3,549,273
SOFR + 1.58%, 5.22%, 4/23/2031 (d)	18,775,000	19,252,260
SOFR + 1.55%, 5.33%, 7/23/2035 (d)	5,576,000	5,642,243
SOFR + 1.38%, 5.54%, 1/28/2036 (a) (d)	5,018,000	5,146,461
SOFR + 1.27%, 5.73%, 4/25/2030 (d)	9,654,000	10,048,849
SOFR + 1.55%, 5.85%, 4/25/2035 (d)	5,381,000	5,643,647
5.95%, 1/15/2027	1,869,000	1,920,697
6.13%, 2/15/2033	3,080,000	3,367,302
SOFR + 1.77%, 6.48%, 10/24/2029 (d)	4,771,000	5,062,222
SOFR + 1.95%, 6.56%, 10/24/2034 (a) (d)	2,134,000	2,360,951

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
HSBC Bank USA NA 5.88%, 11/1/2034	$250,000	$264,320
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (d)	3,226,000	3,056,054
SOFR + 1.29%, 2.21%, 8/17/2029 (d)	3,179,000	2,960,444
SOFR + 1.10%, 2.25%, 11/22/2027 (d)	1,654,000	1,602,743
SOFR + 1.95%, 2.36%, 8/18/2031 (a) (d)	2,270,000	2,015,329
SOFR + 1.19%, 2.80%, 5/24/2032 (d)	5,446,000	4,836,102
SOFR + 2.39%, 2.85%, 6/4/2031 (d)	2,862,000	2,614,952
SOFR + 1.41%, 2.87%, 11/22/2032 (d)	2,845,000	2,515,378
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (d)	5,180,000	5,042,419
4.38%, 11/23/2026 (a)	732,000	730,485
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (d)	4,829,000	4,835,712
SOFR + 2.11%, 4.76%, 6/9/2028 (d)	4,350,000	4,364,616
SOFR + 2.53%, 4.76%, 3/29/2033 (d)	3,464,000	3,386,095
SOFR + 1.03%, 4.90%, 3/3/2029 (d)	2,559,000	2,580,009
4.95%, 3/31/2030	4,248,000	4,318,219
SOFR + 1.29%, 5.13%, 3/3/2031 (d)	2,790,000	2,825,489
SOFR + 2.61%, 5.21%, 8/11/2028 (d)	3,848,000	3,902,218
SOFR + 1.57%, 5.24%, 5/13/2031 (a) (d)	6,552,000	6,673,343
SOFR + 1.29%, 5.29%, 11/19/2030 (d)	4,363,000	4,456,543
SOFR + 2.87%, 5.40%, 8/11/2033 (a) (d)	2,825,000	2,898,280
SOFR + 1.56%, 5.45%, 3/3/2036 (d)	4,524,000	4,548,475
SOFR + 1.46%, 5.55%, 3/4/2030 (d)	2,236,000	2,301,940
SOFR + 1.06%, 5.60%, 5/17/2028 (d)	3,577,000	3,645,392
SOFR + 1.78%, 5.72%, 3/4/2035 (a) (d)	2,259,000	2,342,899
SOFR + 1.52%, 5.73%, 5/17/2032 (d)	2,910,000	3,025,207
SOFR + 1.88%, 5.79%, 5/13/2036 (d)	17,071,000	17,568,449
SOFR + 1.90%, 5.87%, 11/18/2035 (a) (d)	4,987,000	5,043,054
SOFR + 1.57%, 5.89%, 8/14/2027 (d)	2,650,000	2,687,232
Security Description	Principal Amount	Value
SOFR + 1.97%, 6.16%, 3/9/2029 (d)	$5,256,000	$5,464,768
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (d)	4,295,000	4,592,128
SOFR + 2.98%, 6.55%, 6/20/2034 (d)	3,675,000	3,899,101
SOFR + 3.35%, 7.39%, 11/3/2028 (d)	3,977,000	4,221,864
SOFR + 3.02%, 7.40%, 11/13/2034 (d)	3,459,000	3,869,687
SOFR + 4.25%, 8.11%, 11/3/2033 (d)	3,123,000	3,607,377
HSBC USA, Inc.:
4.65%, 6/3/2028	6,075,000	6,124,025
5.29%, 3/4/2027 (a)	1,683,000	1,710,770
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (d)	2,949,000	2,477,160
2.55%, 2/4/2030	38,000	34,779
SOFR + 1.97%, 4.44%, 8/4/2028 (d)	895,000	894,615
SOFR + 2.05%, 5.02%, 5/17/2033 (d)	1,649,000	1,629,097
SOFR + 1.28%, 5.27%, 1/15/2031 (d)	1,709,000	1,750,460
SOFR + 1.87%, 5.71%, 2/2/2035 (d)	2,885,000	2,947,691
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (d)	1,024,000	1,045,074
SOFR + 2.02%, 6.21%, 8/21/2029 (d)	1,975,000	2,071,874
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (d)	1,878,000	1,883,765
SOFR + 0.72%, 4.87%, 4/12/2028 (d)	1,983,000	1,996,841
5.65%, 1/10/2030 (a)	940,000	977,318
ING Groep NV:
SOFR + 1.32%, 2.73%, 4/1/2032 (d)	1,586,000	1,423,895
3.95%, 3/29/2027 (a)	2,216,000	2,205,673
SOFR + 1.83%, 4.02%, 3/28/2028 (d)	1,653,000	1,642,520
4.05%, 4/9/2029	1,006,000	993,194
SOFR + 2.07%, 4.25%, 3/28/2033 (d)	1,289,000	1,239,335
4.55%, 10/2/2028 (a)	2,662,000	2,673,793
SOFR + 1.01%, 4.86%, 3/25/2029 (d)	2,382,000	2,406,725
SOFR + 1.23%, 5.07%, 3/25/2031 (a) (d)	2,327,000	2,367,420
SOFR + 1.44%, 5.34%, 3/19/2030 (a) (d)	2,520,000	2,586,024
SOFR + 1.61%, 5.53%, 3/25/2036 (d)	1,778,000	1,809,524
SOFR + 1.77%, 5.55%, 3/19/2035 (d)	2,394,000	2,452,174

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.56%, 6.08%, 9/11/2027 (d)	$2,141,000	$2,180,523
SOFR + 2.09%, 6.11%, 9/11/2034 (a) (d)	3,388,000	3,600,021
JPMorgan Chase & Co.:
SOFR + 0.77%, 1.47%, 9/22/2027 (d)	4,628,000	4,464,909
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (a) (d)	3,837,000	3,324,952
SOFR + 1.07%, 1.95%, 2/4/2032 (d)	5,364,000	4,653,431
SOFR + 1.02%, 2.07%, 6/1/2029 (d)	5,557,000	5,215,189
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	3,260,000	3,131,491
SOFR + 2.04%, 2.52%, 4/22/2031 (d)	10,465,000	9,564,382
SOFR + 1.18%, 2.55%, 11/8/2032 (d)	5,621,000	4,948,110
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (d)	6,179,000	5,518,465
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (d)	6,664,000	6,212,048
2.95%, 10/1/2026	6,770,000	6,671,496
SOFR + 1.17%, 2.95%, 2/24/2028 (d)	2,920,000	2,853,599
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (d)	5,149,000	4,759,581
SOFR + 1.26%, 2.96%, 1/25/2033 (d)	5,986,000	5,378,421
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (a) (d)	4,485,000	4,392,923
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (d)	4,042,000	3,982,866
3.63%, 12/1/2027	2,145,000	2,115,871
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (a) (d)	4,246,000	4,133,736
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (d)	4,213,000	4,176,178
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (d)	3,487,000	3,455,094
4.13%, 12/15/2026	3,692,000	3,688,345
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (d)	4,480,000	4,462,035
4.25%, 10/1/2027	2,460,000	2,470,775
SOFR + 1.56%, 4.32%, 4/26/2028 (d)	5,599,000	5,595,193
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (d)	$3,696,000	$3,703,355
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (d)	2,428,000	2,423,435
SOFR + 0.86%, 4.51%, 10/22/2028 (d)	3,507,000	3,517,451
SOFR + 1.75%, 4.57%, 6/14/2030 (d)	3,248,000	3,261,187
SOFR + 1.80%, 4.59%, 4/26/2033 (d)	4,391,000	4,346,739
SOFR + 1.04%, 4.60%, 10/22/2030 (d)	7,142,000	7,166,997
SOFR + 1.99%, 4.85%, 7/25/2028 (d)	5,974,000	6,035,831
SOFR + 2.08%, 4.91%, 7/25/2033 (d)	9,931,000	9,988,203
SOFR + 0.80%, 4.92%, 1/24/2029 (d)	7,906,000	8,011,229
SOFR + 1.34%, 4.95%, 10/22/2035 (d)	4,677,000	4,628,733
SOFR + 0.93%, 4.98%, 7/22/2028 (d)	3,917,000	3,966,942
SOFR + 1.13%, 5.00%, 7/22/2030 (d)	3,938,000	4,009,396
SOFR + 1.31%, 5.01%, 1/23/2030 (d)	4,456,000	4,538,213
SOFR + 1.19%, 5.04%, 1/23/2028 (d)	4,875,000	4,927,309
SOFR + 1.44%, 5.10%, 4/22/2031 (a) (d)	12,830,000	13,147,671
SOFR + 1.01%, 5.14%, 1/24/2031 (d)	4,478,000	4,593,756
SOFR + 1.46%, 5.29%, 7/22/2035 (d)	6,182,000	6,293,647
SOFR + 1.45%, 5.30%, 7/24/2029 (d)	4,531,000	4,652,114
SOFR + 1.62%, 5.34%, 1/23/2035 (d)	5,778,000	5,910,143
SOFR + 1.85%, 5.35%, 6/1/2034 (d)	8,780,000	9,042,346
SOFR + 1.32%, 5.50%, 1/24/2036 (d)	4,937,000	5,087,134
SOFR + 0.93%, 5.57%, 4/22/2028 (d)	4,499,000	4,591,005
SOFR + 1.68%, 5.57%, 4/22/2036 (a) (d)	4,334,000	4,495,875
SOFR + 1.16%, 5.58%, 4/22/2030 (d)	5,191,000	5,391,321
SOFR + 2.58%, 5.72%, 9/14/2033 (d)	6,819,000	7,104,989
SOFR + 1.49%, 5.77%, 4/22/2035 (d)	5,361,000	5,630,015
SOFR + 1.33%, 6.07%, 10/22/2027 (d)	2,784,000	2,843,661
SOFR + 1.57%, 6.09%, 10/23/2029 (d)	4,417,000	4,642,841

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.81%, 6.25%, 10/23/2034 (a) (d)	$5,674,000	$6,170,645
7.63%, 10/15/2026	2,641,000	2,756,253
8.00%, 4/29/2027	1,915,000	2,043,956
8.75%, 9/1/2030	1,804,000	2,131,390
JPMorgan Chase Bank NA 5.11%, 12/8/2026	4,642,000	4,701,371
KeyBank NA:
3.90%, 4/13/2029	1,717,000	1,657,592
4.39%, 12/14/2027	778,000	778,241
4.90%, 8/8/2032	1,646,000	1,587,880
5.00%, 1/26/2033	1,565,000	1,543,090
5.85%, 11/15/2027 (a)	1,484,000	1,531,785
6.95%, 2/1/2028	1,045,000	1,101,754
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	1,653,000	1,594,236
Series MTN, 4.10%, 4/30/2028	1,910,000	1,898,024
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (d)	1,418,000	1,382,054
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (a) (d)	1,451,000	1,467,890
SOFR + 2.42%, 6.40%, 3/6/2035 (a) (d)	1,257,000	1,340,854
Lloyds Banking Group PLC:
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (d)	3,842,000	3,760,012
3.75%, 1/11/2027	3,569,000	3,537,700
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (d)	1,523,000	1,504,100
4.38%, 3/22/2028	2,559,000	2,555,699
4.55%, 8/16/2028	2,187,000	2,194,217
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (d)	3,865,000	3,899,862
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (d)	1,565,000	1,553,748
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (d)	1,793,000	1,816,560
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (d)	2,802,000	2,839,827
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (d)	1,828,000	1,858,199
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (d)	3,411,000	3,500,641
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (a) (d)	2,567,000	2,666,574
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (a) (d)	2,129,000	2,201,386
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (d)	2,109,000	2,140,719
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (d)	4,820,000	4,952,020
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (d)	2,616,000	2,991,187
Security Description	Principal Amount	Value
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (d)	$1,608,000	$1,610,637
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (d)	13,000	13,107
SOFR + 1.85%, 5.05%, 1/27/2034 (d)	1,972,000	1,944,333
SOFR + 1.40%, 5.18%, 7/8/2031 (d)	3,685,000	3,746,871
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (d)	727,000	723,576
SOFR + 2.80%, 7.41%, 10/30/2029 (a) (d)	1,175,000	1,274,946
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	3,412,000	3,331,067
4.70%, 1/27/2028	1,575,000	1,588,939
SOFR + 0.95%, 4.76%, 7/6/2028 (d)	1,165,000	1,172,677
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (a) (d)	4,568,000	4,431,737
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (d)	2,181,000	2,105,363
2.05%, 7/17/2030	2,678,000	2,377,287
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (d)	2,598,000	2,262,650
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (d)	4,449,000	4,309,568
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (d)	1,350,000	1,180,616
2.56%, 2/25/2030 (a)	2,750,000	2,522,960
2.76%, 9/13/2026	2,045,000	2,008,640
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (d)	1,516,000	1,340,447
3.20%, 7/18/2029	2,276,000	2,169,210
3.29%, 7/25/2027 (a)	1,140,000	1,120,392
3.68%, 2/22/2027	1,098,000	1,088,074
3.74%, 3/7/2029	2,062,000	2,022,430
3.96%, 3/2/2028 (a)	2,209,000	2,195,812
4.05%, 9/11/2028 (a)	1,051,000	1,046,460
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (a) (d)	2,349,000	2,335,658
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (d)	833,000	801,496
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (d)	2,192,000	2,218,984
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (d)	2,463,000	2,493,147
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (d)	2,571,000	2,631,136
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (d)	1,872,000	1,916,235
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (a) (d)	1,603,000	1,638,138

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (d)	$1,410,000	$1,445,419
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (d)	1,887,000	1,928,042
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (a) (d)	1,146,000	1,175,223
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (a) (d)	2,073,000	2,125,157
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (a) (d)	2,811,000	2,868,401
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (a) (d)	2,000,000	2,056,740
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (d)	842,000	866,755
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (d)	1,553,000	1,608,069
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (d)	1,681,000	1,727,429
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (d)	4,732,000	4,870,790
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (d)	1,816,000	1,763,481
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (d)	1,452,000	1,270,950
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (a) (d)	1,853,000	1,602,067
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (d)	1,641,000	1,460,047
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (d)	1,324,000	1,146,531
2.56%, 9/13/2031	1,458,000	1,272,018
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (d)	1,994,000	1,812,187
2.84%, 9/13/2026	1,747,000	1,717,284
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (d)	1,153,000	1,076,003
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (d)	1,936,000	1,832,288
3.17%, 9/11/2027 (a)	1,850,000	1,807,949
1 yr. CMT + 1.25%, 3.26%, 5/22/2030 (a) (d)	1,554,000	1,482,128
3.66%, 2/28/2027 (a)	1,311,000	1,298,467
4.02%, 3/5/2028 (a)	1,900,000	1,891,450
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (a) (d)	1,658,000	1,648,417
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (c) (d)	3,285,000	3,285,033
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (d)	1,702,000	1,733,555
Security Description	Principal Amount	Value
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (c) (d)	$6,500,000	$6,515,080
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (d)	1,757,000	1,807,566
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (a) (d)	1,729,000	1,776,997
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (d)	1,910,000	1,951,160
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (d)	1,070,000	1,081,834
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (d)	864,000	886,429
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (d)	1,616,000	1,661,086
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (a) (d)	1,880,000	1,945,988
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (d)	1,404,000	1,455,583
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (d)	924,000	965,497
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (d)	1,887,000	1,960,367
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (d)	1,542,000	1,603,680
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (d)	2,049,000	2,127,292
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (d)	8,576,000	8,320,521
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (d)	4,813,000	4,116,655
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (d)	4,689,000	4,009,329
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (d)	5,760,000	4,988,621
SOFR + 1.00%, 2.48%, 1/21/2028 (d)	3,069,000	2,979,907
SOFR + 1.36%, 2.48%, 9/16/2036 (d)	5,386,000	4,575,784
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (d)	4,757,000	4,167,655
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	15,454,000	14,243,334
SOFR + 1.29%, 2.94%, 1/21/2033 (d)	5,843,000	5,214,527
Series MTN, 3.13%, 7/27/2026	4,702,000	4,643,366
3.59%, 7/22/2028 (d)	5,330,000	5,236,192
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (d)	5,445,000	5,219,795
3.63%, 1/20/2027	5,058,000	5,015,917
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (d)	6,500,000	6,400,355

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.95%, 4/23/2027	$3,089,000	$3,069,354
SOFR + 1.61%, 4.21%, 4/20/2028 (d)	3,958,000	3,948,263
Series GMTN, 4.35%, 9/8/2026	6,682,000	6,672,645
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (d)	5,330,000	5,317,794
SOFR + 1.10%, 4.65%, 10/18/2030 (d)	5,069,000	5,079,493
SOFR + 2.08%, 4.89%, 7/20/2033 (d)	3,223,000	3,226,771
SOFR + 1.38%, 4.99%, 4/12/2029 (d)	4,374,000	4,438,167
SOFR + 1.22%, 5.04%, 7/19/2030 (d)	3,941,000	4,008,509
SOFR + 1.73%, 5.12%, 2/1/2029 (d)	5,475,000	5,570,593
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (d)	5,394,000	5,500,046
SOFR + 1.45%, 5.17%, 1/16/2030 (d)	5,077,000	5,183,972
SOFR + 1.51%, 5.19%, 4/17/2031 (a) (d)	14,153,000	14,512,769
SOFR + 1.11%, 5.23%, 1/15/2031 (d)	4,560,000	4,675,870
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (d)	6,301,000	6,411,141
SOFR + 2.62%, 5.30%, 4/20/2037 (d)	4,356,000	4,334,830
SOFR + 1.56%, 5.32%, 7/19/2035 (d)	4,678,000	4,734,604
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (d)	4,424,000	4,533,538
SOFR + 1.63%, 5.45%, 7/20/2029 (d)	3,935,000	4,046,360
SOFR + 1.73%, 5.47%, 1/18/2035 (d)	4,504,000	4,606,331
SOFR + 1.42%, 5.59%, 1/18/2036 (d)	5,497,000	5,652,125
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (d)	2,450,000	2,504,414
SOFR + 1.26%, 5.66%, 4/18/2030 (d)	4,029,000	4,187,340
SOFR + 1.76%, 5.66%, 4/17/2036 (d)	7,173,000	7,435,675
SOFR + 1.58%, 5.83%, 4/19/2035 (a) (d)	5,627,000	5,898,672
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (a) (d)	8,481,000	8,706,764
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (d)	3,432,000	3,529,812
Series MTN, 6.25%, 8/9/2026	4,393,000	4,481,211
SOFR + 2.24%, 6.30%, 10/18/2028 (a) (d)	3,906,000	4,069,349
Security Description	Principal Amount	Value
SOFR + 2.56%, 6.34%, 10/18/2033 (d)	$4,869,000	$5,286,906
SOFR + 1.83%, 6.41%, 11/1/2029 (d)	3,217,000	3,407,672
SOFR + 2.05%, 6.63%, 11/1/2034 (d)	3,871,000	4,267,661
7.25%, 4/1/2032	1,856,000	2,136,998
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (d)	14,927,000	14,948,495
SOFR + 1.08%, 4.95%, 1/14/2028 (d)	2,356,000	2,375,814
SOFR + 0.93%, 4.97%, 7/14/2028 (d)	3,754,000	3,799,574
SOFR + 0.91%, 5.02%, 1/12/2029 (d)	3,447,000	3,500,394
SOFR + 0.87%, 5.50%, 5/26/2028 (d)	3,736,000	3,815,203
5.88%, 10/30/2026	2,093,000	2,137,706
National Australia Bank Ltd.:
3.91%, 6/9/2027	2,094,000	2,088,597
4.31%, 6/13/2028	3,880,000	3,905,298
4.50%, 10/26/2027 (a)	1,758,000	1,774,930
4.53%, 6/13/2030	5,200,000	5,258,916
4.79%, 1/10/2029 (a)	1,325,000	1,352,865
4.90%, 6/13/2028	1,267,000	1,298,346
4.90%, 1/14/2030	988,000	1,015,338
4.94%, 1/12/2028 (a)	1,777,000	1,814,601
5.09%, 6/11/2027	2,237,000	2,278,519
National Bank of Canada:
SOFR + 0.80%, 4.95%, 2/1/2028 (a) (d)	970,000	977,372
5.60%, 12/18/2028	2,736,000	2,840,652
SOFR + 1.04%, 5.60%, 7/2/2027 (d)	1,787,000	1,806,639
NatWest Group PLC:
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (d)	1,854,000	1,671,214
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (a) (d)	1,612,000	1,571,652
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (d)	1,909,000	1,893,213
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (d)	2,971,250	2,999,982
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (d)	1,863,000	1,884,648
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (a) (d)	3,534,000	3,584,854
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (d)	2,030,000	2,064,327
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (d)	1,425,000	1,455,723
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (a) (d)	1,900,000	1,933,744

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (d)	$3,424,000	$3,554,420
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (d)	1,993,000	2,068,256
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (d)	1,459,000	1,543,213
5 yr. CMT + 2.20%, 6.48%, 6/1/2034 (d)	1,434,000	1,499,519
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	1,688,000	1,515,453
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (d)	1,902,000	1,846,899
3.65%, 8/3/2028	1,825,000	1,801,366
4.00%, 5/10/2027	1,845,000	1,843,229
6.13%, 11/2/2032 (a)	1,957,000	2,113,129
PNC Bank NA:
2.70%, 10/22/2029	1,680,000	1,564,013
3.10%, 10/25/2027	1,136,000	1,108,225
3.25%, 1/22/2028	1,935,000	1,888,831
4.05%, 7/26/2028	2,133,000	2,116,597
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	1,865,000	1,802,187
SOFR + 0.98%, 2.31%, 4/23/2032 (d)	1,818,000	1,594,568
2.55%, 1/22/2030	3,631,000	3,366,082
2.60%, 7/23/2026	81,000	79,696
3.15%, 5/19/2027	2,071,000	2,033,473
3.45%, 4/23/2029	2,335,000	2,272,562
SOFR + 1.85%, 4.63%, 6/6/2033 (d)	1,295,000	1,257,989
SOFR + 1.26%, 4.81%, 10/21/2032 (d)	2,474,000	2,480,061
SOFR + 1.33%, 4.90%, 5/13/2031 (d)	9,246,000	9,368,694
SOFR + 1.93%, 5.07%, 1/24/2034 (d)	2,550,000	2,560,276
SOFR + 0.80%, 5.10%, 7/23/2027 (d)	1,854,000	1,867,961
SOFR + 1.07%, 5.22%, 1/29/2031 (a) (d)	1,636,000	1,679,354
SOFR + 1.34%, 5.30%, 1/21/2028 (a) (d)	1,425,000	1,446,532
SOFR + 1.62%, 5.35%, 12/2/2028 (d)	1,542,000	1,578,283
SOFR + 1.60%, 5.40%, 7/23/2035 (d)	2,338,000	2,380,248
SOFR + 1.20%, 5.49%, 5/14/2030 (a) (d)	1,717,000	1,778,469
SOFR + 1.39%, 5.58%, 1/29/2036 (d)	2,933,000	3,023,630
SOFR + 1.84%, 5.58%, 6/12/2029 (d)	4,755,000	4,925,277
SOFR + 1.90%, 5.68%, 1/22/2035 (d)	2,655,000	2,757,271
Security Description	Principal Amount	Value
SOFR + 1.95%, 5.94%, 8/18/2034 (d)	$1,784,000	$1,888,739
SOFR + 2.14%, 6.04%, 10/28/2033 (d)	2,775,000	2,950,102
SOFR + 1.73%, 6.62%, 10/20/2027 (d)	2,063,000	2,121,300
SOFR + 2.28%, 6.88%, 10/20/2034 (d)	5,571,000	6,225,537
Regions Financial Corp.:
1.80%, 8/12/2028	1,728,000	1,596,879
SOFR + 2.06%, 5.50%, 9/6/2035 (a) (d)	1,290,000	1,292,696
SOFR + 1.49%, 5.72%, 6/6/2030 (a) (d)	1,891,000	1,953,214
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	1,499,000	1,453,430
Series GMTN, 1.40%, 11/2/2026	2,315,000	2,235,295
2.05%, 1/21/2027 (a)	974,000	944,478
Series GMTN, 2.30%, 11/3/2031	2,604,000	2,284,489
3.63%, 5/4/2027 (a)	2,135,000	2,115,209
3.88%, 5/4/2032	1,252,000	1,197,563
Series GMTN, 4.24%, 8/3/2027	2,018,000	2,020,966
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (d)	2,656,000	2,660,595
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (a) (d)	1,939,000	1,947,280
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (d)	3,205,000	3,211,410
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (d)	1,552,000	1,562,243
Series GMTN, 4.88%, 1/19/2027	2,005,000	2,025,651
Series GMTN, 4.90%, 1/12/2028	1,773,000	1,804,896
Series GMTN, 4.95%, 2/1/2029 (a)	1,409,000	1,442,238
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (d)	6,599,000	6,694,092
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (a) (d)	5,779,000	5,858,403
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (a) (d)	2,381,000	2,416,120
Series GMTN, 5.00%, 2/1/2033	3,236,000	3,286,385
Series GMTN, 5.00%, 5/2/2033	1,862,000	1,887,193

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (d)	$1,712,000	$1,724,463
Series GMTN, 5.15%, 2/1/2034 (a)	2,144,000	2,195,370
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (a) (d)	3,243,000	3,309,222
Series GMTN, 5.20%, 7/20/2026	1,967,000	1,987,516
Series GMTN, 5.20%, 8/1/2028	1,287,000	1,324,696
Series MTN, 6.00%, 11/1/2027	2,398,000	2,492,409
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (d)	1,417,000	1,371,656
3.24%, 10/5/2026	1,526,000	1,502,530
4.40%, 7/13/2027 (a)	1,225,000	1,223,310
SOFR + 1.94%, 5.35%, 9/6/2030 (a) (d)	1,805,000	1,837,255
SOFR + 1.61%, 5.47%, 3/20/2029 (d)	1,856,000	1,886,383
SOFR + 1.88%, 5.74%, 3/20/2031 (a) (d)	1,272,000	1,305,950
SOFR + 2.50%, 6.17%, 1/9/2030 (d)	1,604,000	1,668,962
SOFR + 2.14%, 6.34%, 5/31/2035 (a) (d)	1,936,000	2,024,456
SOFR + 2.36%, 6.50%, 3/9/2029 (d)	2,020,000	2,105,911
SOFR + 2.70%, 6.57%, 6/12/2029 (a) (d)	1,937,000	2,030,538
SOFR + 3.28%, 7.66%, 11/9/2031 (d)	1,350,000	1,506,519
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (d)	5,207,000	5,047,666
SOFR + 1.48%, 2.90%, 3/15/2032 (d)	1,648,000	1,468,714
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (d)	1,301,000	1,275,696
SOFR + 1.55%, 4.86%, 9/11/2030 (d)	1,770,000	1,767,079
SOFR + 1.52%, 5.69%, 4/15/2031 (d)	1,787,000	1,842,987
SOFR + 2.60%, 6.53%, 1/10/2029 (d)	2,371,000	2,477,529
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027	745,000	757,106
Sumitomo Mitsui Financial Group, Inc.:
Zero Coupon, 7/8/2033 (d)	4,300,000	4,288,390
1.40%, 9/17/2026	5,650,000	5,455,979
Security Description	Principal Amount	Value
1.71%, 1/12/2031	$1,754,000	$1,503,862
1.90%, 9/17/2028	4,150,000	3,850,204
2.13%, 7/8/2030	2,392,000	2,133,855
2.17%, 1/14/2027 (a)	1,570,000	1,520,938
2.22%, 9/17/2031	1,625,000	1,414,286
2.47%, 1/14/2029 (a)	957,000	897,149
2.63%, 7/14/2026	5,227,000	5,135,789
2.72%, 9/27/2029 (a)	1,207,000	1,129,969
2.75%, 1/15/2030	3,050,000	2,832,687
3.01%, 10/19/2026 (a)	2,236,000	2,199,195
3.04%, 7/16/2029	4,768,000	4,516,726
3.35%, 10/18/2027 (a)	1,640,000	1,608,627
3.36%, 7/12/2027 (a)	3,029,000	2,979,688
3.45%, 1/11/2027 (a)	2,082,000	2,057,162
3.54%, 1/17/2028 (a)	1,241,000	1,219,096
3.94%, 7/19/2028 (a)	801,000	793,655
4.31%, 10/16/2028 (a)	1,739,000	1,742,426
SOFR + 1.19%, 5.10%, 7/8/2031 (d)	4,500,000	4,492,350
5.24%, 4/15/2030	1,690,000	1,741,444
SOFR + 1.50%, 5.25%, 7/8/2036 (d)	5,500,000	5,487,405
5.32%, 7/9/2029	1,882,000	1,938,742
5.42%, 7/9/2031	1,971,000	2,044,164
5.45%, 1/15/2032	1,780,000	1,843,261
5.52%, 1/13/2028 (a)	3,235,000	3,328,815
5.56%, 7/9/2034	2,265,000	2,338,794
5.63%, 1/15/2035 (a)	1,480,000	1,531,785
5.71%, 1/13/2030	2,272,000	2,384,078
5.72%, 9/14/2028	1,538,000	1,599,889
5.77%, 1/13/2033 (a)	2,871,000	3,014,119
5.78%, 7/13/2033	1,604,000	1,683,943
5.80%, 7/13/2028	1,928,000	2,008,166
5.81%, 9/14/2033 (a)	1,550,000	1,643,589
5.85%, 7/13/2030	1,222,000	1,291,984
5.88%, 7/13/2026	1,931,000	1,960,004
Synchrony Bank 5.63%, 8/23/2027	2,965,000	3,024,152
Synovus Bank 5.63%, 2/15/2028	1,948,000	1,969,564
Synovus Financial Corp. SOFR + 2.35%, 6.17%, 11/1/2030 (d)	1,983,000	2,032,872
Toronto-Dominion Bank:
Series MTN, 1.25%, 9/10/2026	3,034,000	2,928,993
1.95%, 1/12/2027 (a)	5,156,000	4,985,182
Series MTN, 2.00%, 9/10/2031 (a)	1,915,000	1,672,370
Series GMTN, 2.45%, 1/12/2032	1,628,000	1,420,088
Series MTN, 2.80%, 3/10/2027	1,888,000	1,844,217
Series MTN, 3.20%, 3/10/2032	2,338,000	2,126,995

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (d)	$2,076,000	$2,052,230
4.11%, 6/8/2027 (a)	2,362,000	2,356,166
4.46%, 6/8/2032 (a)	3,810,000	3,738,601
4.57%, 12/17/2026	2,301,000	2,310,296
Series MTN, 4.57%, 6/2/2028	1,938,000	1,951,508
Series MTN, 4.69%, 9/15/2027	2,694,000	2,719,431
4.78%, 12/17/2029	1,656,000	1,674,945
Series MTN, 4.81%, 6/3/2030 (a)	4,296,000	4,337,972
4.86%, 1/31/2028	2,284,000	2,314,765
Series GMTN, 4.98%, 4/5/2027	1,887,000	1,911,323
Series GMTN, 4.99%, 4/5/2029	1,549,000	1,580,274
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (d)	1,584,000	1,588,245
5.16%, 1/10/2028 (a)	4,484,000	4,577,671
5.26%, 12/11/2026	1,904,000	1,930,466
5.30%, 1/30/2032	1,291,000	1,325,947
Series MTN, 5.52%, 7/17/2028	7,015,000	7,257,649
Series MTN, 5.53%, 7/17/2026	2,655,000	2,687,656
Truist Bank:
2.25%, 3/11/2030	2,140,000	1,925,914
3.80%, 10/30/2026	1,794,000	1,777,136
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	1,594,000	1,499,093
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (a) (d)	1,707,000	1,588,261
Series MTN, 1.95%, 6/5/2030	1,875,000	1,659,525
Series MTN, 3.88%, 3/19/2029	2,377,000	2,322,186
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (d)	1,091,000	1,087,662
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (a) (d)	2,779,000	2,810,514
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (d)	1,937,000	1,888,498
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (d)	5,794,000	5,882,069
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (d)	2,314,000	2,312,959
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (d)	1,543,000	1,571,422
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (d)	2,209,000	2,274,917
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (d)	3,685,000	3,818,323
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (d)	2,713,000	2,832,779
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (d)	$1,416,000	$1,502,857
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (d)	2,819,000	3,049,848
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	1,000,000	864,770
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (d)	2,032,000	1,963,704
Series V, 2.38%, 7/22/2026	2,446,000	2,400,651
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (d)	2,248,000	1,906,147
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (d)	1,531,000	1,342,427
Series DMTN, 3.00%, 7/30/2029	1,872,000	1,772,016
Series X, 3.15%, 4/27/2027	2,502,750	2,458,852
Series MTN, 3.90%, 4/26/2028	1,957,000	1,944,651
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (d)	2,993,000	3,000,393
SOFR + 1.23%, 4.65%, 2/1/2029 (d)	2,736,000	2,753,948
SOFR + 1.60%, 4.84%, 2/1/2034 (a) (d)	3,290,000	3,250,915
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (d)	2,181,000	2,153,825
SOFR + 1.06%, 5.05%, 2/12/2031 (d)	2,316,000	2,358,035
SOFR + 1.30%, 5.08%, 5/15/2031 (d)	3,499,000	3,569,750
SOFR + 1.25%, 5.10%, 7/23/2030 (d)	2,228,000	2,274,120
SOFR + 1.56%, 5.38%, 1/23/2030 (a) (d)	2,390,000	2,461,389
SOFR + 1.41%, 5.42%, 2/12/2036 (a) (d)	2,012,000	2,051,516
SOFR + 1.86%, 5.68%, 1/23/2035 (d)	4,003,000	4,157,196
SOFR + 2.02%, 5.78%, 6/12/2029 (d)	5,627,000	5,840,094
SOFR + 2.26%, 5.84%, 6/12/2034 (d)	3,123,000	3,279,712
SOFR + 2.09%, 5.85%, 10/21/2033 (a) (d)	2,602,000	2,737,330
SOFR + 1.88%, 6.79%, 10/26/2027 (d)	1,631,000	1,679,490
U.S. Bank NA:
SOFR + 0.69%, 4.51%, 10/22/2027 (d)	4,908,000	4,913,595
SOFR + 0.91%, 4.73%, 5/15/2028 (a) (d)	2,999,000	3,015,075
UBS AG:
1.25%, 8/7/2026	6,397,000	6,189,929
SOFR + 0.72%, 4.86%, 1/10/2028 (d)	936,000	943,535
5.00%, 7/9/2027	2,891,000	2,935,406

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.65%, 9/11/2028	$1,947,000	$2,027,723
7.50%, 2/15/2028	4,098,000	4,419,611
Wachovia Corp. 7.57%, 8/1/2026 (e)	1,882,000	1,941,603
Webster Financial Corp. 4.10%, 3/25/2029	1,317,000	1,285,958
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (d)	5,539,000	5,337,879
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (d)	5,364,000	4,911,386
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (d)	5,975,000	5,582,562
3.00%, 10/23/2026	5,822,000	5,722,269
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (d)	7,903,000	7,220,339
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (d)	6,731,000	6,641,949
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (d)	5,102,000	5,024,756
Series MTN, 4.15%, 1/24/2029	5,796,000	5,777,801
Series GMTN, 4.30%, 7/22/2027	4,850,000	4,850,388
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (d)	3,838,000	3,818,695
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (d)	5,134,000	5,176,407
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (d)	7,176,000	7,175,211
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (d)	4,135,000	4,165,103
SOFR + 1.37%, 4.97%, 4/23/2029 (d)	12,342,000	12,517,010
SOFR + 1.50%, 5.15%, 4/23/2031 (d)	6,545,000	6,704,043
SOFR + 1.50%, 5.20%, 1/23/2030 (d)	4,906,000	5,023,302
SOFR + 1.38%, 5.21%, 12/3/2035 (d)	3,170,000	3,182,997
SOFR + 1.11%, 5.24%, 1/24/2031 (d)	5,540,000	5,683,098
5.38%, 2/7/2035 (a)	1,240,000	1,300,140
SOFR + 2.02%, 5.39%, 4/24/2034 (d)	7,144,000	7,315,313
SOFR + 1.78%, 5.50%, 1/23/2035 (d)	7,614,000	7,810,670
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (d)	8,625,000	8,906,865
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (a) (d)	8,116,000	8,379,202
SOFR + 1.74%, 5.61%, 4/23/2036 (d)	5,577,000	5,756,691
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (d)	$6,215,000	$6,355,086
SOFR + 1.79%, 6.30%, 10/23/2029 (d)	4,315,000	4,561,171
SOFR + 2.06%, 6.49%, 10/23/2034 (d)	6,064,000	6,628,740
Series B, 7.95%, 11/15/2029	3,777,000	4,237,416
Wells Fargo Bank NA:
5.25%, 12/11/2026	9,820,000	9,964,059
5.45%, 8/7/2026	5,318,000	5,386,655
Westpac Banking Corp.:
1.95%, 11/20/2028	2,126,000	1,983,239
2.15%, 6/3/2031	1,405,000	1,247,106
2.65%, 1/16/2030 (a)	1,235,000	1,156,405
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (d)	2,404,250	2,121,678
2.70%, 8/19/2026	1,212,000	1,193,250
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (d)	5,247,000	4,600,570
3.35%, 3/8/2027 (a)	1,976,000	1,954,126
3.40%, 1/25/2028 (a)	1,364,000	1,343,499
4.04%, 8/26/2027	889,000	889,578
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (d)	2,225,000	2,149,995
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (d)	2,659,000	2,642,115
4.35%, 7/1/2030 (c)	6,450,000	6,463,287
Series GMTN, 4.60%, 10/20/2026	1,217,000	1,224,777
5.05%, 4/16/2029	1,216,000	1,253,684
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (a) (d)	1,939,000	1,956,218
5.46%, 11/18/2027	2,004,000	2,067,186
5.54%, 11/17/2028 (a)	1,628,000	1,703,604
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (d)	2,088,000	2,096,373
6.82%, 11/17/2033	1,250,000	1,373,825
Wintrust Financial Corp. 4.85%, 6/6/2029	1,261,000	1,231,455
Zions Bancorp NA:
3.25%, 10/29/2029	1,080,000	994,842
SOFR + 2.83%, 6.82%, 11/19/2035 (a) (d)	1,744,000	1,812,714
		2,745,034,877
BEVERAGES — 1.3%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	3,000,000	2,894,850
4.75%, 1/23/2029	6,373,000	6,485,547
4.90%, 1/23/2031	1,602,000	1,647,865
5.00%, 6/15/2034 (a)	795,000	811,775
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	1,867,000	1,871,275

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	$2,028,000	$1,882,248
1.38%, 3/15/2031 (a)	2,203,000	1,892,179
1.45%, 6/1/2027	2,521,000	2,406,849
1.50%, 3/5/2028 (a)	633,000	595,400
1.65%, 6/1/2030 (a)	2,238,000	1,985,598
2.00%, 3/5/2031	1,698,000	1,509,879
2.13%, 9/6/2029 (a)	1,765,000	1,638,873
2.25%, 1/5/2032 (a)	3,742,000	3,310,248
2.90%, 5/25/2027	1,345,000	1,320,481
3.45%, 3/25/2030	1,083,000	1,051,853
5.00%, 5/13/2034 (a)	1,637,000	1,685,603
Coca-Cola Consolidated, Inc.:
5.25%, 6/1/2029	1,822,000	1,877,935
5.45%, 6/1/2034	1,483,000	1,528,350
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	1,687,000	1,380,405
2.75%, 1/22/2030	1,739,000	1,622,452
Constellation Brands, Inc.:
2.25%, 8/1/2031	1,998,000	1,733,145
2.88%, 5/1/2030	1,024,000	947,548
3.15%, 8/1/2029	833,000	791,358
3.50%, 5/9/2027	2,039,000	2,007,681
3.60%, 2/15/2028	1,382,000	1,357,704
3.70%, 12/6/2026	1,582,000	1,569,360
4.35%, 5/9/2027	384,000	384,054
4.65%, 11/15/2028	100,000	100,730
4.75%, 5/9/2032 (a)	1,383,000	1,372,641
4.80%, 1/15/2029	353,000	356,802
4.80%, 5/1/2030	1,678,000	1,690,468
4.90%, 5/1/2033 (a)	1,759,000	1,742,465
Diageo Capital PLC:
2.00%, 4/29/2030	2,615,000	2,352,036
2.13%, 4/29/2032	1,816,000	1,547,813
2.38%, 10/24/2029	1,300,000	1,205,984
3.88%, 5/18/2028	2,414,000	2,399,250
5.30%, 10/24/2027 (a)	1,722,000	1,765,498
5.38%, 10/5/2026	1,959,000	1,983,546
5.50%, 1/24/2033	1,590,000	1,655,413
5.63%, 10/5/2033 (a)	1,624,000	1,707,360
Diageo Investment Corp.:
5.13%, 8/15/2030	685,000	705,687
5.63%, 4/15/2035 (a)	630,000	658,596
7.45%, 4/15/2035	1,021,000	1,213,397
Keurig Dr. Pepper, Inc.:
2.25%, 3/15/2031	1,188,000	1,048,517
2.55%, 9/15/2026	1,470,000	1,440,762
3.20%, 5/1/2030 (a)	1,397,000	1,316,980
3.43%, 6/15/2027	1,694,000	1,667,099
4.05%, 4/15/2032	1,659,000	1,594,365
4.35%, 5/15/2028	1,835,000	1,837,716
4.60%, 5/25/2028	1,803,000	1,817,370
4.60%, 5/15/2030	1,599,000	1,606,803
5.05%, 3/15/2029	1,957,000	1,999,917
5.10%, 3/15/2027	1,384,000	1,401,189
Security Description	Principal Amount	Value
5.15%, 5/15/2035	$1,863,000	$1,858,063
5.30%, 3/15/2034 (a)	1,907,000	1,952,596
Molson Coors Beverage Co. 3.00%, 7/15/2026	3,109,000	3,062,800
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029 (a)	1,778,000	1,803,674
4.65%, 2/16/2027	1,160,000	1,170,718
4.70%, 2/16/2034	1,870,000	1,858,686
PepsiCo, Inc.:
1.40%, 2/25/2031 (a)	1,847,000	1,584,209
1.63%, 5/1/2030 (a)	1,710,000	1,517,078
1.95%, 10/21/2031	2,204,000	1,914,505
2.38%, 10/6/2026	1,626,000	1,593,968
2.63%, 3/19/2027 (a)	1,398,000	1,367,020
2.63%, 7/29/2029	1,318,000	1,245,629
2.75%, 3/19/2030	1,890,000	1,771,251
3.00%, 10/15/2027 (a)	1,837,000	1,796,972
3.60%, 2/18/2028 (a)	1,514,000	1,501,510
3.90%, 7/18/2032 (a)	1,636,000	1,581,161
4.40%, 2/7/2027	1,121,000	1,128,735
4.45%, 2/7/2028 (a)	1,185,000	1,199,635
4.45%, 5/15/2028 (a)	1,169,000	1,186,816
4.45%, 2/15/2033 (a)	1,150,000	1,151,139
4.50%, 7/17/2029 (a)	1,125,000	1,142,876
4.60%, 2/7/2030 (a)	1,779,000	1,811,324
4.80%, 7/17/2034	1,617,000	1,627,511
5.00%, 2/7/2035 (a)	2,386,000	2,420,883
5.13%, 11/10/2026	1,501,000	1,520,618
7.00%, 3/1/2029	1,336,000	1,466,407
		128,614,703
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
1.65%, 8/15/2028	2,486,000	2,297,810
2.00%, 1/15/2032 (a)	1,752,000	1,495,297
2.20%, 2/21/2027	3,654,000	3,535,720
2.30%, 2/25/2031	2,891,000	2,569,579
2.45%, 2/21/2030	4,123,000	3,776,256
2.60%, 8/19/2026	2,044,000	2,007,208
3.00%, 2/22/2029	1,358,000	1,297,325
3.20%, 11/2/2027	1,843,000	1,795,745
3.35%, 2/22/2032	1,870,000	1,731,096
4.05%, 8/18/2029	2,016,000	1,992,211
4.20%, 3/1/2033	1,261,000	1,212,086
5.15%, 3/2/2028	7,909,000	8,079,913
5.25%, 3/2/2030	5,858,500	6,038,766
5.25%, 3/2/2033	8,600,000	8,807,948
Biogen, Inc.:
2.25%, 5/1/2030 (a)	2,345,000	2,112,728
5.05%, 1/15/2031	1,547,000	1,574,831
5.75%, 5/15/2035	1,187,000	1,220,295
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	1,760,000	1,726,085
3.70%, 3/15/2032 (a)	1,929,000	1,777,149

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Gilead Sciences, Inc.:
1.20%, 10/1/2027	$1,738,000	$1,630,922
1.65%, 10/1/2030 (a)	2,030,000	1,773,510
2.95%, 3/1/2027	1,904,000	1,869,918
4.80%, 11/15/2029	1,489,000	1,520,150
5.25%, 10/15/2033 (a)	1,265,000	1,307,428
Illumina, Inc.:
2.55%, 3/23/2031 (a)	1,830,000	1,609,430
4.65%, 9/9/2026	1,966,000	1,968,281
5.75%, 12/13/2027	1,662,000	1,703,317
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	2,076,000	1,803,276
Royalty Pharma PLC:
1.75%, 9/2/2027	1,683,000	1,593,666
2.15%, 9/2/2031 (a)	1,716,000	1,474,250
2.20%, 9/2/2030	2,831,000	2,507,926
5.15%, 9/2/2029 (a)	1,916,000	1,954,377
5.40%, 9/2/2034 (a)	590,000	597,753
		78,362,252
BUILDING MATERIALS — 0.0% *
Lennox International, Inc. 1.70%, 8/1/2027	881,000	831,875
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027 (a)	1,272,000	1,221,896
2.05%, 5/15/2030 (a)	1,397,000	1,261,770
4.30%, 6/11/2028	2,150,000	2,161,072
4.60%, 2/8/2029	1,553,000	1,576,062
4.75%, 2/8/2031	1,169,000	1,189,072
4.80%, 3/3/2033 (a)	1,116,000	1,124,883
4.85%, 2/8/2034 (a)	1,649,000	1,652,974
4.90%, 10/11/2032	1,400,000	1,419,180
Albemarle Corp.:
4.65%, 6/1/2027 (a)	1,493,000	1,487,909
5.05%, 6/1/2032 (a)	1,921,000	1,848,674
Cabot Corp.:
4.00%, 7/1/2029	30,000	29,294
5.00%, 6/30/2032	1,686,000	1,684,972
CF Industries, Inc. 5.15%, 3/15/2034	2,370,000	2,360,567
Dow Chemical Co.:
4.25%, 10/1/2034	951,000	873,151
5.15%, 2/15/2034 (a)	2,072,000	2,073,077
5.35%, 3/15/2035 (a)	1,706,000	1,696,856
6.30%, 3/15/2033 (a)	1,991,000	2,142,336
7.38%, 11/1/2029	673,000	746,458
DuPont de Nemours, Inc. 4.73%, 11/15/2028	3,605,000	3,661,707
Eastman Chemical Co.:
4.50%, 12/1/2028	1,634,000	1,638,330
5.00%, 8/1/2029	1,589,000	1,611,405
5.63%, 2/20/2034 (a)	1,715,000	1,747,431
Ecolab, Inc.:
1.30%, 1/30/2031	1,603,000	1,362,149
Security Description	Principal Amount	Value
1.65%, 2/1/2027	$1,574,000	$1,515,699
2.13%, 2/1/2032 (a)	1,539,000	1,327,757
2.70%, 11/1/2026	1,611,000	1,581,438
4.30%, 6/15/2028	1,712,000	1,724,720
4.80%, 3/24/2030	1,795,000	1,839,013
5.25%, 1/15/2028	1,343,000	1,382,807
EIDP, Inc.:
4.80%, 5/15/2033	1,744,000	1,734,425
5.13%, 5/15/2032	1,852,000	1,887,003
FMC Corp.:
3.45%, 10/1/2029	3,007,000	2,801,141
5.65%, 5/18/2033 (a)	1,150,000	1,137,281
Huntsman International LLC:
2.95%, 6/15/2031	1,862,000	1,565,179
4.50%, 5/1/2029	1,401,000	1,328,386
5.70%, 10/15/2034 (a)	1,165,000	1,081,761
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	1,005,000	1,002,709
Linde, Inc. 1.10%, 8/10/2030 (a)	1,872,000	1,609,864
Lubrizol Corp. 6.50%, 10/1/2034	1,575,000	1,778,254
LYB International Finance II BV 3.50%, 3/2/2027	14,000	13,797
LYB International Finance III LLC:
2.25%, 10/1/2030 (a)	2,620,000	2,320,770
5.50%, 3/1/2034 (a)	1,262,000	1,260,372
5.63%, 5/15/2033 (a)	1,046,000	1,071,104
6.15%, 5/15/2035 (a)	962,000	998,267
Mosaic Co.:
4.05%, 11/15/2027	1,669,000	1,657,350
5.45%, 11/15/2033 (a)	1,726,000	1,764,800
NewMarket Corp. 2.70%, 3/18/2031	1,591,000	1,423,643
Nutrien Ltd.:
4.00%, 12/15/2026	1,425,000	1,416,820
4.50%, 3/12/2027	1,482,000	1,485,927
4.90%, 3/27/2028 (a)	1,627,000	1,649,990
5.20%, 6/21/2027	1,466,000	1,488,137
5.25%, 3/12/2032	1,478,000	1,505,491
5.40%, 6/21/2034 (a)	1,612,000	1,636,277
PPG Industries, Inc.:
2.55%, 6/15/2030	828,000	754,358
2.80%, 8/15/2029	568,000	534,318
3.75%, 3/15/2028	756,000	746,633
RPM International, Inc.:
2.95%, 1/15/2032	19,000	16,756
3.75%, 3/15/2027	2,406,000	2,377,104
4.55%, 3/1/2029	1,658,000	1,655,563
Sherwin-Williams Co.:
2.20%, 3/15/2032 (a)	942,000	809,621
2.30%, 5/15/2030	1,742,000	1,576,632
2.95%, 8/15/2029	1,536,000	1,450,767
3.45%, 6/1/2027	2,350,000	2,318,251

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.55%, 3/1/2028	$1,841,000	$1,857,127
4.80%, 9/1/2031	435,000	439,868
Westlake Corp. 3.38%, 6/15/2030 (a)	1,401,000	1,322,502
		97,420,907
COMMERCIAL SERVICES — 1.1%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	2,753,000	2,383,492
1.70%, 5/15/2028	727,000	683,729
4.45%, 9/9/2034	1,374,000	1,345,558
4.75%, 5/8/2032	2,464,000	2,499,974
Block Financial LLC:
2.50%, 7/15/2028 (a)	1,610,000	1,517,602
3.88%, 8/15/2030	1,703,000	1,619,212
Cintas Corp. No. 2:
4.00%, 5/1/2032	2,573,000	2,484,592
4.20%, 5/1/2028	115,000	115,306
Emory University Series 2020, 2.14%, 9/1/2030	1,410,000	1,269,014
Equifax, Inc.:
2.35%, 9/15/2031	1,451,000	1,265,141
3.10%, 5/15/2030	1,458,000	1,363,565
4.80%, 9/15/2029	1,637,000	1,651,045
5.10%, 12/15/2027	1,696,500	1,723,373
5.10%, 6/1/2028	1,891,000	1,927,421
Global Payments, Inc.:
2.15%, 1/15/2027	210,000	203,192
2.90%, 5/15/2030	1,988,000	1,828,960
2.90%, 11/15/2031 (a)	1,328,000	1,174,550
3.20%, 8/15/2029	1,718,000	1,624,197
4.45%, 6/1/2028	1,978,000	1,975,923
4.95%, 8/15/2027	1,597,000	1,615,573
5.30%, 8/15/2029	1,455,000	1,481,568
5.40%, 8/15/2032 (a)	1,499,000	1,529,280
GXO Logistics, Inc.:
1.65%, 7/15/2026	46,000	44,481
2.65%, 7/15/2031	1,798,000	1,564,781
6.25%, 5/6/2029	1,547,000	1,616,383
6.50%, 5/6/2034	1,638,000	1,710,449
J Paul Getty Trust 4.91%, 4/1/2035	1,630,000	1,639,780
Johns Hopkins University Series A, 4.71%, 7/1/2032	2,704,000	2,733,338
Leland Stanford Junior University 4.68%, 3/1/2035 (a)	1,106,000	1,102,494
Moody's Corp.:
2.00%, 8/19/2031 (a)	1,842,000	1,598,543
3.25%, 1/15/2028	2,320,000	2,271,651
4.25%, 8/8/2032	1,722,000	1,681,171
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	2,911,000	2,649,039
2.65%, 10/1/2026	1,098,000	1,078,258
Security Description	Principal Amount	Value
2.85%, 10/1/2029	$2,341,000	$2,209,623
3.90%, 6/1/2027 (a)	1,494,000	1,489,174
4.40%, 6/1/2032 (a)	1,619,000	1,601,045
4.45%, 3/6/2028	1,735,000	1,749,435
5.10%, 4/1/2035	1,466,000	1,470,911
5.15%, 6/1/2034 (a)	1,874,000	1,901,173
President & Fellows of Harvard College 4.89%, 3/15/2030 (a)	1,732,000	1,779,388
Quanta Services, Inc.:
2.35%, 1/15/2032 (a)	864,000	744,543
4.75%, 8/9/2027 (a)	2,943,000	2,967,868
5.25%, 8/9/2034 (a)	1,943,000	1,966,413
RELX Capital, Inc.:
3.00%, 5/22/2030	1,819,000	1,714,153
4.00%, 3/18/2029	1,312,000	1,302,291
4.75%, 3/27/2030	1,722,000	1,745,040
4.75%, 5/20/2032	1,412,000	1,421,150
5.25%, 3/27/2035	1,222,000	1,249,312
Rollins, Inc. 5.25%, 2/24/2035	803,000	805,698
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,663,000	1,432,109
2.45%, 3/1/2027	2,015,000	1,961,038
2.50%, 12/1/2029 (a)	1,909,000	1,775,695
2.70%, 3/1/2029	1,869,000	1,771,719
2.90%, 3/1/2032	2,628,000	2,387,591
2.95%, 1/22/2027	597,000	586,923
4.25%, 5/1/2029	1,839,000	1,838,908
4.75%, 8/1/2028	2,010,000	2,038,462
5.25%, 9/15/2033 (a)	1,918,000	1,991,268
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,772,000	1,537,423
Trustees of Princeton University 4.65%, 7/1/2030	1,127,000	1,153,372
UL Solutions, Inc. 6.50%, 10/20/2028 (b)	1,740,000	1,831,715
Verisk Analytics, Inc.:
4.13%, 3/15/2029 (a)	1,816,000	1,803,960
5.25%, 6/5/2034	400,000	408,076
5.25%, 3/15/2035	1,876,000	1,886,281
5.75%, 4/1/2033	1,594,000	1,676,235
Yale University:
Series 2020, 1.48%, 4/15/2030	2,238,000	1,982,152
Series 2025, 4.70%, 4/15/2032	2,505,000	2,544,554
		109,697,333
COMPUTERS — 1.2%
Amdocs Ltd. 2.54%, 6/15/2030	1,781,000	1,612,179

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Apple, Inc.:
1.20%, 2/8/2028	$3,496,000	$3,263,516
1.25%, 8/20/2030	2,289,000	1,986,028
1.40%, 8/5/2028 (a)	2,733,000	2,532,616
1.65%, 5/11/2030 (a)	3,528,000	3,142,107
1.65%, 2/8/2031	8,402,000	7,336,542
1.70%, 8/5/2031 (a)	1,880,000	1,634,340
2.05%, 9/11/2026	2,772,000	2,708,299
2.20%, 9/11/2029	2,617,000	2,429,335
2.45%, 8/4/2026	3,817,000	3,752,340
2.90%, 9/12/2027 (a)	3,339,000	3,268,113
3.00%, 6/20/2027 (a)	1,725,000	1,695,347
3.00%, 11/13/2027 (a)	2,014,000	1,975,875
3.20%, 5/11/2027 (a)	2,813,000	2,777,641
3.25%, 8/8/2029	1,530,000	1,486,594
3.35%, 2/9/2027	3,350,000	3,316,869
3.35%, 8/8/2032 (a)	2,790,000	2,631,919
CGI, Inc. 2.30%, 9/14/2031	1,715,000	1,485,670
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	2,960,000	2,973,764
5.25%, 2/1/2028	1,748,000	1,790,162
5.30%, 10/1/2029	3,109,000	3,198,881
5.75%, 2/1/2033 (a)	1,980,000	2,076,109
6.10%, 7/15/2027	2,236,000	2,310,772
6.20%, 7/15/2030	1,475,000	1,577,439
Dell, Inc. 7.10%, 4/15/2028	1,629,000	1,740,326
DXC Technology Co.:
1.80%, 9/15/2026 (a)	1,897,000	1,832,938
2.38%, 9/15/2028 (a)	1,543,000	1,435,160
Fortinet, Inc. 2.20%, 3/15/2031	1,770,000	1,558,786
HP, Inc.:
2.65%, 6/17/2031 (a)	1,836,000	1,621,776
3.00%, 6/17/2027	1,488,000	1,452,407
3.40%, 6/17/2030	535,000	502,643
4.00%, 4/15/2029	1,718,000	1,681,252
4.20%, 4/15/2032	1,316,000	1,257,425
4.75%, 1/15/2028	1,754,000	1,774,417
5.50%, 1/15/2033 (a)	2,024,000	2,065,168
International Business Machines Corp.:
1.70%, 5/15/2027	1,803,000	1,723,956
1.95%, 5/15/2030	2,474,000	2,206,783
2.20%, 2/9/2027	4,229,000	4,101,327
2.72%, 2/9/2032	218,000	194,003
3.30%, 1/27/2027	1,424,000	1,405,773
3.50%, 5/15/2029	60,000	58,308
4.15%, 7/27/2027 (a)	2,176,000	2,176,609
4.40%, 7/27/2032	1,771,000	1,745,657
4.50%, 2/6/2028	1,854,000	1,870,649
4.75%, 2/6/2033 (a)	1,953,000	1,960,968
5.88%, 11/29/2032 (a)	2,558,000	2,758,445
6.22%, 8/1/2027	1,931,000	2,010,287
Security Description	Principal Amount	Value
6.50%, 1/15/2028	$1,714,000	$1,812,881
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	1,597,000	1,547,605
3.15%, 10/15/2031	1,273,000	1,149,290
Leidos, Inc.:
2.30%, 2/15/2031	1,629,000	1,426,043
4.38%, 5/15/2030	1,847,000	1,821,419
5.75%, 3/15/2033 (a)	1,609,000	1,678,509
NetApp, Inc.:
2.38%, 6/22/2027 (a)	616,000	592,302
2.70%, 6/22/2030	1,390,000	1,269,570
Teledyne FLIR LLC 2.50%, 8/1/2030	1,964,000	1,777,499
Western Digital Corp.:
2.85%, 2/1/2029	1,614,000	1,499,228
3.10%, 2/1/2032	1,948,000	1,725,499
		118,397,365
CONSTRUCTION MATERIALS — 0.6%
Amrize Finance U.S. LLC:
4.60%, 4/7/2027 (b)	1,777,000	1,784,446
4.70%, 4/7/2028 (b)	2,230,000	2,249,959
4.95%, 4/7/2030 (b)	2,847,000	2,884,979
5.40%, 4/7/2035 (b)	610,000	618,949
Carrier Global Corp.:
2.49%, 2/15/2027	1,782,000	1,734,438
2.70%, 2/15/2031 (a)	1,241,000	1,128,950
2.72%, 2/15/2030	2,826,000	2,628,830
5.90%, 3/15/2034	1,147,000	1,221,177
CRH America Finance, Inc.:
5.40%, 5/21/2034	1,774,000	1,818,723
5.50%, 1/9/2035	1,940,000	1,989,004
CRH SMW Finance DAC:
5.13%, 1/9/2030	1,184,000	1,213,363
5.20%, 5/21/2029	2,238,000	2,294,129
Eagle Materials, Inc. 2.50%, 7/1/2031 (a)	1,384,000	1,228,037
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	1,715,000	1,610,385
5.88%, 6/1/2033	1,826,000	1,913,922
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
2.00%, 9/16/2031	1,551,000	1,330,541
5.50%, 4/19/2029	1,621,000	1,682,922
Lennox International, Inc. 5.50%, 9/15/2028	998,000	1,028,708
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	1,585,000	1,555,709
5.15%, 12/1/2034	1,582,000	1,589,103
Masco Corp.:
1.50%, 2/15/2028	157,000	145,716
2.00%, 10/1/2030	1,540,000	1,335,550
2.00%, 2/15/2031 (a)	1,543,000	1,327,088
3.50%, 11/15/2027	1,255,000	1,228,256

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Mohawk Industries, Inc.:
3.63%, 5/15/2030	$1,390,000	$1,330,633
5.85%, 9/18/2028 (a)	1,103,000	1,148,002
Owens Corning:
3.40%, 8/15/2026	1,500,000	1,483,695
3.88%, 6/1/2030	1,579,000	1,525,393
5.50%, 6/15/2027	1,626,000	1,662,016
5.70%, 6/15/2034 (a)	1,734,000	1,800,620
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	1,247,000	1,226,425
5.10%, 6/13/2034	410,000	415,978
5.25%, 3/3/2033	1,697,000	1,749,488
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/2028	1,667,000	1,648,246
Vulcan Materials Co.:
3.50%, 6/1/2030 (a)	1,579,000	1,510,977
3.90%, 4/1/2027	163,000	161,950
4.95%, 12/1/2029 (a)	1,562,000	1,591,803
5.35%, 12/1/2034 (a)	1,367,000	1,390,868
		56,188,978
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	1,943,000	1,969,852
5.00%, 3/22/2030	2,672,000	2,753,897
5.05%, 3/22/2028	4,087,000	4,185,619
Unilever Capital Corp.:
4.88%, 9/8/2028	1,600,000	1,639,456
5.00%, 12/8/2033	1,863,000	1,913,245
		12,462,069
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp.:
5.75%, 6/15/2028	2,290,000	2,359,433
6.25%, 6/15/2033 (a)	1,285,000	1,355,752
WW Grainger, Inc. 4.45%, 9/15/2034 (a)	200,000	195,272
		3,910,457
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	3,620,000	3,526,966
3.30%, 1/30/2032 (a)	7,083,000	6,416,631
3.40%, 10/29/2033	285,000	251,151
3.65%, 7/21/2027	1,523,000	1,500,688
3.88%, 1/23/2028	1,559,000	1,535,132
4.63%, 10/15/2027	456,000	457,842
4.63%, 9/10/2029	2,121,000	2,121,573
4.88%, 4/1/2028	1,525,000	1,540,845
4.95%, 9/10/2034	3,030,000	2,964,855
5.10%, 1/19/2029	2,199,000	2,237,526
5.30%, 1/19/2034	1,881,000	1,893,753
5.38%, 12/15/2031	2,148,000	2,196,609
Security Description	Principal Amount	Value
5.75%, 6/6/2028 (a)	$7,697,000	$7,965,010
6.10%, 1/15/2027	2,285,000	2,335,818
6.45%, 4/15/2027	2,588,000	2,672,886
5 yr. CMT + 2.44%, 6.50%, 1/31/2056 (a) (d)	1,832,000	1,836,378
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (a) (d)	4,862,000	5,075,345
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	1,989,000	1,865,742
5.50%, 8/20/2034 (a)	1,332,000	1,329,096
Air Lease Corp.:
1.88%, 8/15/2026	2,097,000	2,038,913
2.10%, 9/1/2028	50,000	46,615
Series MTN, 2.88%, 1/15/2032 (a)	1,777,000	1,580,784
Series MTN, 3.00%, 2/1/2030 (a)	1,547,000	1,447,373
3.13%, 12/1/2030	1,650,000	1,524,798
3.63%, 4/1/2027	1,563,000	1,545,870
3.63%, 12/1/2027	974,000	959,146
4.63%, 10/1/2028 (a)	1,407,000	1,415,808
5.10%, 3/1/2029	1,547,000	1,580,044
Series MTN, 5.20%, 7/15/2031	1,687,000	1,724,401
Ally Financial, Inc.:
4.75%, 6/9/2027	339,000	340,956
SOFR + 1.73%, 5.54%, 1/17/2031 (d)	1,595,000	1,615,974
SOFR + 1.96%, 5.74%, 5/15/2029 (d)	1,890,000	1,924,417
SOFR + 2.29%, 6.18%, 7/26/2035 (d)	1,538,000	1,566,084
6.70%, 2/14/2033 (a)	469,000	487,990
SOFR + 2.82%, 6.85%, 1/3/2030 (d)	1,623,000	1,713,352
SOFR + 3.26%, 6.99%, 6/13/2029 (d)	1,936,000	2,035,704
7.10%, 11/15/2027	1,918,000	2,021,936
8.00%, 11/1/2031 (a)	5,591,000	6,349,822
American Express Co.:
1.65%, 11/4/2026	1,720,000	1,663,584
2.55%, 3/4/2027	2,555,000	2,488,391
3.30%, 5/3/2027	2,914,000	2,869,678
4.05%, 5/3/2029	1,824,000	1,822,705
SOFR + 1.76%, 4.42%, 8/3/2033 (d)	2,014,000	1,964,113
SOFR + 1.26%, 4.73%, 4/25/2029 (a) (d)	2,914,000	2,945,646
SOFR + 2.26%, 4.99%, 5/26/2033 (a) (d)	7,831,000	7,846,505
SOFR + 1.44%, 5.02%, 4/25/2031 (d)	1,395,000	1,424,923
SOFR + 0.93%, 5.04%, 7/26/2028 (d)	1,817,000	1,842,602
SOFR + 1.84%, 5.04%, 5/1/2034 (d)	1,896,000	1,912,723

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.02%, 5.09%, 1/30/2031 (d)	$6,602,000	$6,752,195
SOFR + 1.00%, 5.10%, 2/16/2028 (d)	2,856,000	2,888,701
SOFR + 1.28%, 5.28%, 7/27/2029 (a) (d)	2,153,000	2,213,887
SOFR + 1.42%, 5.28%, 7/26/2035 (d)	2,523,000	2,556,505
SOFR + 0.97%, 5.39%, 7/28/2027 (d)	18,000	18,175
SOFR + 1.32%, 5.44%, 1/30/2036 (d)	1,377,000	1,405,215
SOFR + 1.09%, 5.53%, 4/25/2030 (a) (d)	1,258,000	1,307,754
SOFR + 1.93%, 5.63%, 7/28/2034 (d)	1,372,000	1,404,654
SOFR + 1.79%, 5.67%, 4/25/2036 (a) (d)	3,420,000	3,542,744
5.85%, 11/5/2027	1,997,000	2,068,972
SOFR + 1.63%, 5.92%, 4/25/2035 (d)	1,246,000	1,302,157
SOFR + 1.94%, 6.49%, 10/30/2031 (d)	1,536,000	1,673,702
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	2,068,000	2,039,689
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	127,000	125,141
4.50%, 5/13/2032	1,503,000	1,491,337
5.15%, 5/15/2033 (a)	1,454,000	1,490,903
5.20%, 4/15/2035	1,631,000	1,642,319
5.70%, 12/15/2028	968,000	1,014,116
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	801,000	752,812
Apollo Global Management, Inc.:
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (a) (d)	2,511,000	2,456,988
6.38%, 11/15/2033	1,720,000	1,879,083
BGC Group, Inc.:
6.15%, 4/2/2030 (b)	1,523,000	1,544,779
6.60%, 6/10/2029	1,684,000	1,745,079
8.00%, 5/25/2028	2,464,000	2,635,396
BlackRock Funding, Inc.:
4.60%, 7/26/2027 (a)	1,538,000	1,557,010
4.70%, 3/14/2029	2,033,000	2,076,953
4.90%, 1/8/2035	1,512,000	1,530,129
5.00%, 3/14/2034	1,402,000	1,432,956
Blackrock, Inc.:
1.90%, 1/28/2031	2,602,000	2,289,344
2.10%, 2/25/2032	1,860,000	1,604,529
2.40%, 4/30/2030 (a)	1,958,000	1,801,556
3.25%, 4/30/2029	1,713,000	1,664,642
4.75%, 5/25/2033	2,071,000	2,093,988
Blue Owl Finance LLC:
3.13%, 6/10/2031	3,246,000	2,882,058
Security Description	Principal Amount	Value
4.38%, 2/15/2032	$1,000,000	$934,320
6.25%, 4/18/2034	1,535,000	1,578,517
Brookfield Asset Management Ltd. 5.80%, 4/24/2035	996,000	1,022,484
Brookfield Capital Finance LLC 6.09%, 6/14/2033	1,956,000	2,074,847
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	1,855,000	1,578,234
Brookfield Finance, Inc.:
2.72%, 4/15/2031	1,868,000	1,688,000
3.90%, 1/25/2028	1,957,000	1,934,044
4.35%, 4/15/2030	1,846,000	1,822,759
4.85%, 3/29/2029	1,724,000	1,740,447
6.35%, 1/5/2034	1,904,000	2,043,278
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (d)	2,187,000	2,112,926
SOFR + 1.34%, 2.36%, 7/29/2032 (d)	1,658,000	1,405,636
SOFR + 1.27%, 2.62%, 11/2/2032 (a) (d)	1,965,000	1,714,718
SOFR + 1.79%, 3.27%, 3/1/2030 (d)	2,058,000	1,968,765
3.65%, 5/11/2027	1,155,000	1,142,410
3.75%, 7/28/2026 (a)	2,393,000	2,370,721
3.75%, 3/9/2027	1,856,000	1,841,375
3.80%, 1/31/2028	5,654,000	5,581,459
4.10%, 2/9/2027	1,842,000	1,833,564
SOFR + 2.06%, 4.93%, 5/10/2028 (d)	2,561,000	2,580,668
SOFR + 2.60%, 5.25%, 7/26/2030 (d)	1,449,000	1,481,153
SOFR + 2.37%, 5.27%, 5/10/2033 (d)	1,349,000	1,361,127
SOFR + 1.56%, 5.46%, 7/26/2030 (d)	1,953,000	2,010,184
SOFR + 2.08%, 5.47%, 2/1/2029 (d)	3,472,000	3,554,946
SOFR + 1.91%, 5.70%, 2/1/2030 (d)	1,548,000	1,601,236
SOFR + 2.60%, 5.82%, 2/1/2034 (a) (d)	1,898,000	1,957,369
SOFR + 1.99%, 5.88%, 7/26/2035 (d)	1,731,000	1,784,540
SOFR + 2.26%, 6.05%, 2/1/2035 (d)	1,701,000	1,774,806
SOFR + 2.04%, 6.18%, 1/30/2036 (d)	2,975,000	3,023,760
SOFR + 2.64%, 6.31%, 6/8/2029 (d)	3,136,000	3,292,424
SOFR + 2.86%, 6.38%, 6/8/2034 (d)	2,764,000	2,940,592
6.70%, 11/29/2032	1,701,000	1,855,842
SOFR + 2.44%, 7.15%, 10/29/2027 (d)	1,904,000	1,968,184

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 3.07%, 7.62%, 10/30/2031 (d)	$2,625,000	$2,965,725
SOFR + 3.37%, 7.96%, 11/2/2034 (d)	1,818,000	2,113,098
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	1,692,000	1,458,149
3.00%, 3/16/2032	1,675,000	1,505,473
3.65%, 1/12/2027	426,000	422,485
Charles Schwab Corp.:
1.65%, 3/11/2031 (a)	1,003,000	862,119
1.95%, 12/1/2031	2,086,000	1,783,926
2.00%, 3/20/2028	1,987,000	1,880,457
2.30%, 5/13/2031 (a)	1,974,000	1,756,169
2.45%, 3/3/2027	2,346,000	2,280,218
2.75%, 10/1/2029	1,721,000	1,615,744
2.90%, 3/3/2032	1,957,000	1,760,008
3.20%, 3/2/2027	1,834,000	1,806,197
3.20%, 1/25/2028	1,928,000	1,887,608
3.25%, 5/22/2029 (a)	1,726,000	1,666,884
3.30%, 4/1/2027	975,000	962,042
4.00%, 2/1/2029	1,397,000	1,387,263
4.63%, 3/22/2030	2,686,000	2,729,889
SOFR + 2.21%, 5.64%, 5/19/2029 (d)	1,609,000	1,667,181
SOFR + 2.50%, 5.85%, 5/19/2034 (d)	2,712,000	2,876,564
SOFR + 2.01%, 6.14%, 8/24/2034 (d)	2,894,000	3,129,601
SOFR + 1.88%, 6.20%, 11/17/2029 (a) (d)	1,288,000	1,366,529
CI Financial Corp. 3.20%, 12/17/2030 (a)	1,899,000	1,676,342
CME Group, Inc.:
2.65%, 3/15/2032	1,997,000	1,788,433
3.75%, 6/15/2028	200,000	198,746
4.40%, 3/15/2030	1,989,000	2,002,645
Credit Suisse USA LLC 7.13%, 7/15/2032	1,885,000	2,145,224
Eaton Vance Corp. 3.50%, 4/6/2027	2,440,000	2,408,524
Enact Holdings, Inc. 6.25%, 5/28/2029	1,640,000	1,701,959
Franklin Resources, Inc. 1.60%, 10/30/2030 (a)	2,014,000	1,734,235
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	2,544,000	2,111,825
2.10%, 6/15/2030	1,899,000	1,702,321
3.10%, 9/15/2027	1,880,000	1,837,117
3.63%, 9/1/2028	2,379,000	2,332,657
3.75%, 9/21/2028 (a)	2,107,000	2,074,363
4.00%, 9/15/2027	2,540,000	2,528,951
4.35%, 6/15/2029	2,133,000	2,139,804
4.60%, 3/15/2033 (a)	2,633,000	2,620,204
5.25%, 6/15/2031	776,000	805,302
Security Description	Principal Amount	Value
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	$1,131,000	$1,122,676
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	1,327,000	1,154,623
2.75%, 10/15/2032	1,608,000	1,356,879
4.15%, 1/23/2030	1,997,000	1,951,089
4.85%, 1/15/2027	1,557,000	1,570,172
5.88%, 7/21/2028	1,693,000	1,755,878
6.20%, 4/14/2034 (a)	2,553,000	2,666,455
6.45%, 6/8/2027 (a)	1,677,000	1,737,758
Lazard Group LLC:
3.63%, 3/1/2027	951,000	934,843
4.38%, 3/11/2029	796,000	787,531
4.50%, 9/19/2028	545,000	543,027
6.00%, 3/15/2031	1,950,000	2,047,578
LPL Holdings, Inc.:
4.90%, 4/3/2028	1,277,000	1,286,463
5.15%, 6/15/2030	1,873,000	1,896,094
5.20%, 3/15/2030 (a)	1,895,000	1,923,539
5.70%, 5/20/2027	348,000	354,633
5.75%, 6/15/2035 (a)	1,087,000	1,099,218
6.00%, 5/20/2034	1,874,000	1,941,127
Marex Group PLC:
5.83%, 5/8/2028	1,222,000	1,237,189
6.40%, 11/4/2029	1,227,000	1,262,681
Mastercard, Inc.:
1.90%, 3/15/2031 (a)	1,634,000	1,442,136
2.00%, 11/18/2031 (a)	1,629,000	1,419,739
2.95%, 11/21/2026	1,403,000	1,383,498
2.95%, 6/1/2029	1,304,000	1,252,257
3.30%, 3/26/2027	1,534,000	1,517,862
3.35%, 3/26/2030	2,356,000	2,272,574
3.50%, 2/26/2028	1,305,000	1,289,118
4.10%, 1/15/2028	1,966,000	1,973,235
4.35%, 1/15/2032	1,852,000	1,844,166
4.55%, 3/15/2028	1,030,000	1,044,399
4.55%, 1/15/2035 (a)	1,283,000	1,261,009
4.85%, 3/9/2033	1,370,000	1,395,400
4.88%, 3/9/2028	1,504,000	1,539,058
4.95%, 3/15/2032	2,538,000	2,611,044
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	1,791,000	1,546,331
5.35%, 6/28/2028	1,457,000	1,500,739
5.55%, 2/15/2034 (a)	1,726,000	1,797,974
Nomura Holdings, Inc.:
1.65%, 7/14/2026	2,191,000	2,127,724
2.17%, 7/14/2028	1,526,000	1,424,201
2.33%, 1/22/2027	1,603,000	1,550,261
2.61%, 7/14/2031	1,714,000	1,511,045
2.68%, 7/16/2030	1,929,000	1,748,870
2.71%, 1/22/2029 (a)	1,557,000	1,457,866
3.00%, 1/22/2032 (a)	1,326,000	1,172,582
3.10%, 1/16/2030 (a)	2,481,000	2,315,939
4.90%, 7/1/2030 (c)	3,245,000	3,255,708

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.39%, 7/6/2027	$1,440,000	$1,464,350
5.49%, 6/29/2035 (c)	2,550,000	2,565,631
5.59%, 7/2/2027	1,837,000	1,877,947
5.61%, 7/6/2029 (a)	802,000	830,663
5.78%, 7/3/2034 (a)	1,825,000	1,886,320
5.84%, 1/18/2028	905,000	932,421
6.07%, 7/12/2028	1,632,000	1,702,715
6.09%, 7/12/2033 (a)	1,092,000	1,157,979
6.18%, 1/18/2033 (a)	1,165,000	1,241,133
ORIX Corp.:
2.25%, 3/9/2031	1,246,000	1,097,639
3.70%, 7/18/2027	1,445,000	1,425,767
4.00%, 4/13/2032 (a)	871,000	825,717
4.65%, 9/10/2029 (a)	1,613,000	1,624,356
5.00%, 9/13/2027 (a)	1,494,000	1,511,883
5.20%, 9/13/2032 (a)	1,200,000	1,218,912
5.40%, 2/25/2035 (a)	1,000,000	1,012,760
Radian Group, Inc. 6.20%, 5/15/2029	2,483,000	2,581,103
Raymond James Financial, Inc. 4.65%, 4/1/2030 (a)	1,216,000	1,233,462
Stifel Financial Corp. 4.00%, 5/15/2030	2,037,000	1,959,024
Synchrony Financial:
2.88%, 10/28/2031 (a)	1,703,000	1,478,136
3.70%, 8/4/2026	1,982,000	1,962,735
3.95%, 12/1/2027	1,307,000	1,285,082
SOFR + 1.68%, 5.45%, 3/6/2031 (a) (d)	1,230,000	1,240,947
SOFR + 2.13%, 5.94%, 8/2/2030 (a) (d)	1,596,000	1,639,220
TPG Operating Group II LP 5.88%, 3/5/2034 (a)	2,897,000	3,010,649
Visa, Inc.:
0.75%, 8/15/2027	678,000	636,188
1.10%, 2/15/2031	1,564,000	1,334,014
1.90%, 4/15/2027	2,217,000	2,141,467
2.05%, 4/15/2030	3,612,000	3,286,776
2.75%, 9/15/2027	1,692,000	1,652,915
Voya Financial, Inc.:
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (d)	1,656,000	1,584,096
5.00%, 9/20/2034	952,000	930,437
Western Union Co. 2.75%, 3/15/2031 (a)	1,845,000	1,615,833
		436,809,952
ELECTRIC — 7.1%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030 (a)	1,433,000	1,273,092
3.95%, 6/1/2028	1,672,000	1,651,485
4.70%, 5/15/2032 (a)	500,000	492,590
5.40%, 6/1/2033	1,646,000	1,671,628
5.70%, 5/15/2034	1,660,000	1,696,570
Security Description	Principal Amount	Value
AEP Transmission Co. LLC:
3.10%, 12/1/2026	$1,012,000	$996,678
5.15%, 4/1/2034	871,000	881,522
5.38%, 6/15/2035	1,092,000	1,115,533
AES Corp.:
2.45%, 1/15/2031 (a)	1,488,000	1,300,810
5.45%, 6/1/2028 (a)	3,324,000	3,397,926
5.80%, 3/15/2032 (a)	2,029,000	2,060,084
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	1,830,000	1,586,189
3.05%, 3/15/2032 (a)	1,463,000	1,334,519
3.75%, 9/1/2027	1,619,000	1,611,423
3.94%, 9/1/2032	3,127,000	2,997,699
5.10%, 4/2/2035	157,000	158,259
5.85%, 11/15/2033	1,601,000	1,706,026
Ameren Corp.:
1.75%, 3/15/2028	448,000	418,212
1.95%, 3/15/2027	1,890,000	1,821,412
3.50%, 1/15/2031 (a)	1,716,000	1,621,311
5.38%, 3/15/2035	702,000	706,458
5.70%, 12/1/2026	1,528,000	1,553,197
Ameren Illinois Co.:
3.85%, 9/1/2032	1,998,000	1,890,707
4.95%, 6/1/2033 (a)	1,346,000	1,363,942
American Electric Power Co., Inc.:
2.30%, 3/1/2030	1,097,000	990,525
3.20%, 11/13/2027	524,000	511,429
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (d)	3,315,000	3,179,582
Series J, 4.30%, 12/1/2028	4,000	4,002
5.20%, 1/15/2029 (a)	1,280,000	1,312,998
5.75%, 11/1/2027	1,779,000	1,835,288
5.95%, 11/1/2032 (a)	1,714,000	1,817,320
5 yr. CMT + 2.68%, 6.95%, 12/15/2054 (a) (d)	497,000	519,420
5 yr. CMT + 2.75%, 7.05%, 12/15/2054 (a) (d)	2,091,000	2,168,304
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	689,000	619,315
Series X, 3.30%, 6/1/2027	1,472,000	1,443,679
5.65%, 4/1/2034	1,226,000	1,262,351
Arizona Public Service Co.:
2.20%, 12/15/2031	601,000	516,031
2.60%, 8/15/2029	911,000	850,555
2.95%, 9/15/2027	359,000	347,429
5.55%, 8/1/2033	1,330,000	1,362,106
6.35%, 12/15/2032	1,477,000	1,593,137
Atlantic City Electric Co.:
2.30%, 3/15/2031	1,866,000	1,653,407
4.00%, 10/15/2028	817,000	813,225
Avangrid, Inc. 3.80%, 6/1/2029	1,315,000	1,284,058
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031 (a)	175,000	155,552

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.40%, 8/15/2026	$641,000	$628,795
5.30%, 6/1/2034	8,000	8,185
5.45%, 6/1/2035 (a)	1,177,000	1,206,178
Berkshire Hathaway Energy Co. 1.65%, 5/15/2031	319,000	271,814
Black Hills Corp.:
3.05%, 10/15/2029	2,002,000	1,874,413
3.15%, 1/15/2027	662,000	647,959
4.35%, 5/1/2033	697,000	656,309
5.95%, 3/15/2028	1,773,000	1,836,917
6.00%, 1/15/2035	1,000,000	1,037,940
6.15%, 5/15/2034	1,009,000	1,060,863
CenterPoint Energy Houston Electric LLC:
Series Z, 2.40%, 9/1/2026	803,000	785,238
Series AA, 3.00%, 2/1/2027	172,000	168,474
Series AG, 3.00%, 3/1/2032	1,636,000	1,479,255
Series AI, 4.45%, 10/1/2032	1,791,000	1,753,676
4.95%, 4/1/2033	930,001	934,288
5.15%, 3/1/2034	1,669,000	1,685,373
Series K2, 6.95%, 3/15/2033	1,316,000	1,485,014
CenterPoint Energy, Inc.:
2.95%, 3/1/2030	40,000	37,238
5 yr. CMT + 2.59%, 6.70%, 5/15/2055 (d)	797,000	805,815
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (a) (d)	3,632,000	3,774,847
CMS Energy Corp.:
3.45%, 8/15/2027	757,000	743,457
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (d)	1,219,000	1,095,345
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (d)	7,451,000	7,203,999
Commonwealth Edison Co.:
2.20%, 3/1/2030	1,829,000	1,663,841
Series 122, 2.95%, 8/15/2027	2,328,000	2,271,267
Series 132, 3.15%, 3/15/2032	478,000	435,472
3.70%, 8/15/2028	827,000	816,952
4.90%, 2/1/2033	1,092,000	1,100,518
5.30%, 6/1/2034	832,000	856,502
Connecticut Light & Power Co.:
Series A, 2.05%, 7/1/2031	1,615,000	1,409,491
Series A, 3.20%, 3/15/2027 (a)	433,000	427,007
4.65%, 1/1/2029	201,000	203,440
4.90%, 7/1/2033 (a)	674,000	674,505
4.95%, 1/15/2030 (a)	792,000	810,509
4.95%, 8/15/2034	1,867,000	1,868,494
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	1,631,000	1,463,219
Security Description	Principal Amount	Value
Series B, 3.13%, 11/15/2027	$1,867,000	$1,826,262
3.80%, 5/15/2028 (a)	1,181,000	1,171,080
Series D, 4.00%, 12/1/2028	189,000	188,204
5.20%, 3/1/2033 (a)	3,687,000	3,799,085
Series 2005-A, 5.30%, 3/1/2035	1,657,000	1,698,326
5.38%, 5/15/2034	2,301,000	2,377,899
5.50%, 3/15/2034	1,833,000	1,907,768
Constellation Energy Generation LLC:
5.60%, 3/1/2028 (a)	250,000	258,677
5.80%, 3/1/2033 (a)	1,200,000	1,269,348
6.13%, 1/15/2034 (a)	1,823,000	1,964,848
Consumers Energy Co.:
3.60%, 8/15/2032	1,349,000	1,253,531
3.80%, 11/15/2028	504,000	499,666
4.50%, 1/15/2031	1,923,000	1,928,827
4.63%, 5/15/2033 (a)	1,390,000	1,376,058
4.65%, 3/1/2028	505,000	511,525
5.05%, 5/15/2035 (a)	1,703,000	1,715,347
Dominion Energy South Carolina, Inc.:
5.30%, 5/15/2033	1,295,000	1,327,245
Series 2025, 5.30%, 1/15/2035	1,903,000	1,945,323
6.63%, 2/1/2032	1,457,000	1,612,127
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031 (a)	1,979,000	1,730,418
Series D, 2.85%, 8/15/2026	1,725,000	1,694,916
Series C, 3.38%, 4/1/2030	1,617,000	1,537,508
Series B, 3.60%, 3/15/2027	1,867,000	1,846,930
Series A, 4.35%, 8/15/2032	1,017,000	976,564
4.60%, 5/15/2028	947,000	953,960
5.00%, 6/15/2030	1,459,000	1,488,909
Series F, 5.25%, 8/1/2033	400,000	402,800
5.38%, 11/15/2032	1,246,000	1,278,770
5.45%, 3/15/2035	1,695,000	1,710,018
Series E, 6.30%, 3/15/2033	1,837,000	1,967,996
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (d)	1,030,000	1,081,490
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (a) (d)	1,718,000	1,839,119
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	3,777,000	3,564,091
2.25%, 3/1/2030 (a)	1,661,000	1,518,686
Series C, 2.63%, 3/1/2031	1,335,000	1,213,915
Series A, 3.00%, 3/1/2032	1,482,000	1,345,182
4.25%, 5/14/2027	1,400,000	1,402,310
5.20%, 4/1/2033	2,726,000	2,802,410
5.20%, 3/1/2034	1,523,000	1,556,247
5.25%, 5/15/2035	1,207,000	1,229,390
DTE Energy Co.:
2.85%, 10/1/2026	1,833,000	1,800,299

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.95%, 3/1/2030 (a)	$1,903,000	$1,775,499
4.88%, 6/1/2028	1,705,000	1,730,302
4.95%, 7/1/2027	2,103,000	2,127,984
5.20%, 4/1/2030	1,734,000	1,775,304
5.85%, 6/1/2034	1,759,000	1,839,527
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	1,032,000	961,979
2.45%, 2/1/2030	1,271,000	1,174,582
2.55%, 4/15/2031	1,501,000	1,357,700
2.85%, 3/15/2032	1,449,000	1,301,376
4.85%, 1/15/2034	1,627,000	1,624,511
4.95%, 1/15/2033	1,492,000	1,517,200
Series A, 6.00%, 12/1/2028	1,000	1,055
6.45%, 10/15/2032	1,569,000	1,724,253
Duke Energy Corp.:
2.45%, 6/1/2030 (a)	1,016,000	922,213
2.55%, 6/15/2031	1,987,000	1,770,834
3.15%, 8/15/2027	650,000	636,824
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (d)	12,173,000	11,685,958
3.40%, 6/15/2029	735,000	708,070
4.30%, 3/15/2028	796,000	797,640
4.85%, 1/5/2027	984,000	993,692
4.85%, 1/5/2029	1,714,000	1,741,613
5.45%, 6/15/2034 (a)	1,686,000	1,733,360
5.75%, 9/15/2033	1,397,000	1,469,448
Duke Energy Florida LLC:
1.75%, 6/15/2030	1,856,000	1,638,662
2.40%, 12/15/2031 (a)	939,000	830,696
3.80%, 7/15/2028	470,000	465,977
5.88%, 11/15/2033	1,108,000	1,181,881
Duke Energy Indiana LLC 5.25%, 3/1/2034	1,696,000	1,732,871
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	902,000	812,576
3.65%, 2/1/2029	1,557,000	1,527,448
5.25%, 4/1/2033	1,840,000	1,892,311
5.30%, 6/15/2035	1,000,000	1,015,690
Duke Energy Progress LLC:
2.00%, 8/15/2031 (a)	1,483,000	1,288,534
3.40%, 4/1/2032 (a)	1,614,000	1,498,421
3.45%, 3/15/2029	1,608,000	1,566,305
4.35%, 3/6/2027	625,000	628,131
5.05%, 3/15/2035	1,168,000	1,173,712
5.10%, 3/15/2034 (a)	1,794,000	1,820,731
5.25%, 3/15/2033	711,000	733,766
Edison International:
4.13%, 3/15/2028 (a)	1,655,000	1,597,737
5.25%, 11/15/2028	1,327,000	1,312,363
5.25%, 3/15/2032 (a)	5,439,000	5,155,411
5.45%, 6/15/2029	1,363,000	1,347,966
5.75%, 6/15/2027 (a)	1,641,000	1,652,668
6.25%, 3/15/2030 (a)	1,990,000	2,021,243
6.95%, 11/15/2029 (a)	1,626,000	1,690,325
Security Description	Principal Amount	Value
Emera U.S. Finance LP 2.64%, 6/15/2031 (a)	$1,185,000	$1,041,508
Enel Chile SA 4.88%, 6/12/2028	1,628,000	1,634,170
Entergy Arkansas LLC:
5.15%, 1/15/2033	1,704,000	1,745,237
5.30%, 9/15/2033	923,000	946,656
5.45%, 6/1/2034	1,898,000	1,954,352
Entergy Corp.:
1.90%, 6/15/2028	867,000	810,836
2.80%, 6/15/2030	5,000	4,617
2.95%, 9/1/2026	112,000	110,141
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (d)	5,785,000	5,986,087
Entergy Louisiana LLC:
2.35%, 6/15/2032	1,562,000	1,347,647
2.40%, 10/1/2026	1,224,000	1,196,901
3.12%, 9/1/2027	1,330,000	1,300,594
3.25%, 4/1/2028	1,611,000	1,572,078
4.00%, 3/15/2033	1,477,000	1,394,185
5.35%, 3/15/2034	1,533,000	1,572,858
Entergy Mississippi LLC:
2.85%, 6/1/2028	1,760,000	1,696,834
5.00%, 9/1/2033	624,000	624,069
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	194,000	190,675
5.25%, 3/15/2035	966,000	976,462
5.90%, 11/15/2033	1,295,000	1,372,713
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	50,000	45,133
4.95%, 4/15/2033	1,171,000	1,169,747
5.40%, 4/1/2034	1,528,000	1,561,402
Evergy, Inc. 5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (a) (d)	1,177,000	1,194,078
Eversource Energy:
Series U, 1.40%, 8/15/2026	1,177,000	1,137,594
2.55%, 3/15/2031	1,424,000	1,268,371
Series M, 3.30%, 1/15/2028	1,314,000	1,279,547
3.38%, 3/1/2032	1,230,000	1,120,653
Series O, 4.25%, 4/1/2029	630,000	624,506
4.60%, 7/1/2027	1,484,000	1,491,094
5.00%, 1/1/2027	1,288,000	1,299,605
5.13%, 5/15/2033	2,705,000	2,704,919
5.45%, 3/1/2028	2,728,000	2,798,737
5.50%, 1/1/2034	1,636,000	1,667,051
5.85%, 4/15/2031	1,476,000	1,553,726
5.95%, 2/1/2029	1,651,000	1,726,451
5.95%, 7/15/2034	867,000	908,122
Exelon Corp.:
2.75%, 3/15/2027	1,652,000	1,612,187
3.35%, 3/15/2032	1,543,000	1,423,232
4.05%, 4/15/2030	2,014,000	1,982,461
5.13%, 3/15/2031 (a)	2,029,000	2,079,624
5.15%, 3/15/2029	1,028,000	1,055,016

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.45%, 3/15/2034	$1,635,000	$1,679,750
FirstEnergy Corp.:
Series B, 2.25%, 9/1/2030	596,000	529,063
2.65%, 3/1/2030	2,017,000	1,852,211
Series B, 3.90%, 7/15/2027	1,959,000	1,937,216
FirstEnergy Transmission LLC 4.55%, 1/15/2030	2,873,000	2,874,551
Florida Power & Light Co.:
2.45%, 2/3/2032 (a)	1,983,000	1,751,445
Series A, 3.30%, 5/30/2027 (a)	1,594,000	1,569,532
4.40%, 5/15/2028	1,738,000	1,751,782
4.63%, 5/15/2030	1,508,000	1,528,886
4.80%, 5/15/2033	1,626,000	1,631,707
5.05%, 4/1/2028	1,282,000	1,313,512
5.10%, 4/1/2033	1,865,000	1,907,634
5.15%, 6/15/2029	1,602,000	1,657,974
5.30%, 6/15/2034	1,967,000	2,027,977
5.63%, 4/1/2034 (a)	749,000	792,120
Georgia Power Co.:
Series B, 2.65%, 9/15/2029 (a)	828,000	776,614
4.55%, 3/15/2030	1,716,000	1,733,572
4.65%, 5/16/2028 (a)	1,250,000	1,267,562
4.70%, 5/15/2032	1,900,000	1,903,382
4.85%, 3/15/2031	1,153,000	1,178,527
4.95%, 5/17/2033	2,312,000	2,331,675
5.00%, 2/23/2027	898,000	911,120
5.20%, 3/15/2035	1,112,000	1,127,690
5.25%, 3/15/2034	1,959,000	1,998,298
Idaho Power Co. 5.20%, 8/15/2034	103,000	104,861
Indiana Michigan Power Co. 3.85%, 5/15/2028	474,000	469,023
Interstate Power & Light Co.:
4.10%, 9/26/2028	1,400,000	1,388,562
4.95%, 9/30/2034	1,199,000	1,175,428
5.60%, 6/29/2035	1,322,000	1,358,857
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	1,981,000	1,903,899
5.75%, 4/1/2034	1,611,000	1,617,766
ITC Holdings Corp. 3.35%, 11/15/2027	663,000	648,878
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	1,672,000	1,729,400
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	1,625,000	1,678,381
MidAmerican Energy Co.:
3.10%, 5/1/2027	743,000	731,097
3.65%, 4/15/2029	1,415,000	1,388,568
5.35%, 1/15/2034	1,322,000	1,369,314
6.75%, 12/30/2031	965,000	1,087,545
Mississippi Power Co. 3.95%, 3/30/2028	1,655,000	1,646,990
Security Description	Principal Amount	Value
National Grid PLC:
5.42%, 1/11/2034	$1,290,000	$1,325,114
5.60%, 6/12/2028	1,669,000	1,727,448
5.81%, 6/12/2033	23,000	24,189
National Grid USA 5.80%, 4/1/2035	1,107,000	1,134,188
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031	1,154,000	971,403
Series MTN, 1.65%, 6/15/2031	1,620,000	1,377,664
2.40%, 3/15/2030	1,239,000	1,139,632
2.75%, 4/15/2032	1,602,000	1,429,721
3.40%, 2/7/2028	1,641,000	1,608,656
3.70%, 3/15/2029	6,000	5,878
3.90%, 11/1/2028	19,000	18,795
4.02%, 11/1/2032	1,423,000	1,355,564
4.15%, 12/15/2032	1,841,000	1,767,434
4.75%, 2/7/2028	1,946,000	1,972,174
4.80%, 3/15/2028	1,512,000	1,536,116
Series GMTN, 4.80%, 2/5/2027	886,000	894,488
5.00%, 8/15/2034 (a)	874,000	878,588
Series GMTN, 5.00%, 2/7/2031	55,000	56,387
Series MTN, 5.05%, 9/15/2028	2,559,000	2,617,806
Series MTN, 5.10%, 5/6/2027	1,034,000	1,050,523
Series MTN, 5.60%, 11/13/2026	1,202,000	1,221,941
5.80%, 1/15/2033	1,479,000	1,571,526
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (d)	1,321,000	1,379,718
Series MTN, 8.00%, 3/1/2032	1,762,000	2,075,724
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	1,497,000	1,372,375
Series CC, 3.70%, 5/1/2029	599,000	585,852
5 yr. CMT + 1.94%, 6.25%, 5/15/2055 (d)	665,000	662,101
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	1,150,000	1,109,014
1.90%, 6/15/2028	1,606,000	1,501,176
2.25%, 6/1/2030 (a)	3,482,000	3,138,675
2.44%, 1/15/2032	3,051,000	2,645,949
2.75%, 11/1/2029	1,863,000	1,740,415
3.55%, 5/1/2027	1,575,000	1,554,619
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (d)	1,401,000	1,341,387
4.63%, 7/15/2027	1,379,000	1,387,977
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (d)	2,364,000	2,259,511
4.85%, 2/4/2028	1,814,000	1,839,505

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.90%, 2/28/2028	$1,969,000	$1,996,605
4.90%, 3/15/2029	1,992,000	2,024,649
5.00%, 2/28/2030 (a)	1,358,000	1,392,018
5.00%, 7/15/2032	1,887,000	1,909,323
5.05%, 3/15/2030 (a)	1,505,000	1,541,346
5.05%, 2/28/2033 (a)	429,000	432,831
5.25%, 3/15/2034 (a)	3,173,000	3,203,619
5.30%, 3/15/2032	2,478,000	2,552,588
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (d)	3,393,000	3,369,860
5 yr. CMT + 2.36%, 6.70%, 9/1/2054 (d)	8,224,000	8,476,641
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (d)	1,821,000	1,891,728
Northern States Power Co. 5.05%, 5/15/2035	1,823,000	1,841,740
NSTAR Electric Co.:
1.95%, 8/15/2031	1,000	863
3.20%, 5/15/2027	947,000	931,119
3.25%, 5/15/2029	230,000	221,299
3.95%, 4/1/2030	1,882,000	1,844,925
4.85%, 3/1/2030 (a)	1,394,000	1,417,977
5.20%, 3/1/2035	1,318,000	1,329,757
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	121,000	102,699
Series P, 2.60%, 4/1/2030	1,481,000	1,364,490
5.65%, 6/1/2034	1,082,000	1,110,857
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	1,951,000	1,930,319
5.40%, 1/15/2033	1,625,000	1,680,217
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	1,371,000	1,272,041
3.70%, 11/15/2028	6,000	5,903
4.15%, 6/1/2032	1,832,000	1,768,393
4.30%, 5/15/2028	1,963,000	1,971,833
4.50%, 3/20/2027 (a) (b)	3,462,000	3,480,591
4.55%, 9/15/2032	1,098,000	1,084,604
5.35%, 4/1/2035 (b)	737,000	751,570
5.65%, 11/15/2033	1,566,000	1,645,584
7.00%, 5/1/2032	1,325,000	1,491,420
7.25%, 1/15/2033	1,646,000	1,882,185
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	3,181,000	3,014,093
2.50%, 2/1/2031	4,501,000	3,907,003
3.00%, 6/15/2028	1,921,000	1,825,219
3.15%, 1/1/2026	868,422	860,424
3.25%, 6/1/2031 (a)	1,862,000	1,673,119
3.30%, 3/15/2027	1,625,000	1,587,267
3.30%, 12/1/2027	1,801,507	1,742,706
3.75%, 7/1/2028	1,593,500	1,545,679
4.20%, 3/1/2029 (a)	1,426,000	1,392,460
4.40%, 3/1/2032	1,121,000	1,051,263
4.55%, 7/1/2030	4,798,996	4,683,676
4.65%, 8/1/2028 (a)	3,781,000	3,758,579
Security Description	Principal Amount	Value
5.00%, 6/4/2028	$2,325,000	$2,332,091
5.45%, 6/15/2027	1,692,000	1,713,065
5.55%, 5/15/2029	1,661,000	1,687,692
5.70%, 3/1/2035	1,398,000	1,386,900
5.80%, 5/15/2034	1,788,000	1,787,589
5.90%, 6/15/2032	1,436,000	1,466,946
6.00%, 8/15/2035	2,000,000	2,022,080
6.10%, 1/15/2029	1,788,000	1,852,332
6.15%, 1/15/2033	1,937,000	1,996,311
6.40%, 6/15/2033	2,041,000	2,132,029
6.95%, 3/15/2034	2,919,000	3,138,304
PacifiCorp:
2.70%, 9/15/2030	3,935,000	3,593,954
3.50%, 6/15/2029	2,287,000	2,209,768
5.10%, 2/15/2029	1,906,000	1,944,921
5.30%, 2/15/2031	1,873,000	1,930,164
5.45%, 2/15/2034	2,838,000	2,878,612
7.70%, 11/15/2031	1,857,000	2,158,874
PECO Energy Co. 4.90%, 6/15/2033 (a)	1,520,000	1,544,031
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	1,600,000	1,621,648
5.15%, 5/15/2030	1,207,000	1,235,304
Potomac Electric Power Co. 5.20%, 3/15/2034 (a)	1,412,000	1,439,082
PPL Capital Funding, Inc. 5.25%, 9/1/2034	620,000	625,208
PPL Electric Utilities Corp.:
4.85%, 2/15/2034	1,985,000	1,987,382
5.00%, 5/15/2033	1,931,000	1,960,892
Progress Energy, Inc.:
7.00%, 10/30/2031 (a)	979,000	1,105,780
7.75%, 3/1/2031	1,603,000	1,844,652
Public Service Co. of Colorado:
1.88%, 6/15/2031	1,543,000	1,326,301
Series 35, 1.90%, 1/15/2031	1,320,000	1,146,130
3.70%, 6/15/2028	985,000	973,357
Series 38, 4.10%, 6/1/2032	1,264,000	1,209,825
5.35%, 5/15/2034	2,025,000	2,055,010
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	503,000	442,474
4.40%, 7/1/2028	2,100,000	2,111,907
5.35%, 10/1/2033	1,040,000	1,076,795
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031	818,000	707,979
5.20%, 1/15/2035	100,000	100,002
5.25%, 1/15/2033	1,115,000	1,126,786
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	1,000	977
Series MTN, 2.45%, 1/15/2030	1,016,000	938,469

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series MTN, 3.00%, 5/15/2027	$1,673,000	$1,641,079
Series MTN, 3.10%, 3/15/2032	1,616,000	1,479,109
Series MTN, 3.20%, 5/15/2029	300,000	289,731
Series MTN, 3.65%, 9/1/2028	87,000	85,623
Series MTN, 3.70%, 5/1/2028	470,000	465,920
4.85%, 8/1/2034	2,147,000	2,143,178
Series MTN, 4.90%, 12/15/2032	1,165,000	1,185,329
Series Q, 5.05%, 3/1/2035	1,546,000	1,563,578
5.20%, 8/1/2033	938,000	965,999
Series MTN, 5.20%, 3/1/2034 (a)	1,201,000	1,231,938
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	1,564,000	1,352,516
2.45%, 11/15/2031	1,626,000	1,428,734
4.90%, 3/15/2030	802,000	815,794
5.20%, 4/1/2029	53,000	54,530
5.40%, 3/15/2035	736,000	744,920
5.45%, 4/1/2034	1,429,000	1,462,196
5.88%, 10/15/2028	2,027,000	2,121,904
6.13%, 10/15/2033	1,362,000	1,449,713
Puget Energy, Inc.:
4.22%, 3/15/2032	1,383,000	1,300,642
5.73%, 3/15/2035 (b)	822,000	828,329
Puget Sound Energy, Inc. 5.33%, 6/15/2034	1,463,000	1,490,446
San Diego Gas & Electric Co.:
3.00%, 3/15/2032	997,000	897,330
4.95%, 8/15/2028	300,000	306,216
5.40%, 4/15/2035	1,897,000	1,937,368
Sempra:
3.40%, 2/1/2028	410,000	400,271
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (d)	1,859,000	1,789,882
5.40%, 8/1/2026	1,159,000	1,169,999
5.50%, 8/1/2033 (a)	1,672,000	1,707,196
5 yr. CMT + 2.35%, 6.63%, 4/1/2055 (d)	2,063,000	1,985,803
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (d)	9,047,000	9,149,050
Southern California Edison Co.:
2.25%, 6/1/2030 (a)	1,705,000	1,498,814
Series G, 2.50%, 6/1/2031	1,587,000	1,376,897
2.75%, 2/1/2032	1,928,000	1,658,716
2.85%, 8/1/2029	1,523,000	1,409,674
Series B, 3.65%, 3/1/2028	1,565,000	1,521,540
Series A, 4.20%, 3/1/2029	1,872,000	1,832,744
Series D, 4.70%, 6/1/2027 (a)	703,000	705,432
5.15%, 6/1/2029	1,918,000	1,941,783
Security Description	Principal Amount	Value
5.20%, 6/1/2034	$330,000	$320,258
5.25%, 3/15/2030 (a)	2,795,000	2,821,273
5.30%, 3/1/2028	3,198,000	3,238,838
5.45%, 6/1/2031 (a)	1,950,000	1,985,997
5.45%, 3/1/2035	660,000	648,179
5.65%, 10/1/2028	1,345,000	1,377,737
Series 2004-G, 5.75%, 4/1/2035	1,597,000	1,628,764
5.85%, 11/1/2027	1,477,000	1,513,571
5.95%, 11/1/2032	1,991,000	2,044,757
Series 2004-B, 6.00%, 1/15/2034	906,000	928,732
6.65%, 4/1/2029	1,643,000	1,722,932
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	694,000	650,424
3.25%, 7/1/2026	981,000	970,484
Series A, 3.70%, 4/30/2030	1,551,000	1,500,577
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (d)	3,594,000	3,541,420
5.11%, 8/1/2027	1,375,000	1,395,762
5.20%, 6/15/2033	1,250,000	1,273,287
5.50%, 3/15/2029 (a)	1,911,000	1,989,523
5.70%, 10/15/2032	1,386,000	1,457,060
5.70%, 3/15/2034	1,915,000	2,001,845
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	1,427,000	1,396,748
Series M, 4.10%, 9/15/2028	1,113,000	1,102,282
5.30%, 4/1/2033	1,477,000	1,488,299
Southwestern Public Service Co. 5.30%, 5/15/2035	1,200,000	1,203,408
System Energy Resources, Inc. 6.00%, 4/15/2028	1,629,000	1,695,854
Tampa Electric Co.:
4.90%, 3/1/2029 (a)	1,166,000	1,190,101
5.15%, 3/1/2035	1,606,000	1,614,239
Tucson Electric Power Co.:
1.50%, 8/1/2030	1,527,000	1,317,404
3.25%, 5/15/2032	1,281,000	1,160,419
5.20%, 9/15/2034	905,000	908,901
Union Electric Co.:
2.15%, 3/15/2032	1,419,000	1,222,185
2.95%, 6/15/2027 (a)	1,697,000	1,663,535
2.95%, 3/15/2030	1,328,000	1,253,114
5.20%, 4/1/2034	1,689,000	1,717,797
5.25%, 4/15/2035	1,672,000	1,706,527
Virginia Electric & Power Co.:
2.30%, 11/15/2031	1,789,000	1,564,427
2.40%, 3/30/2032 (a)	1,701,000	1,478,203
Series A, 2.88%, 7/15/2029	2,083,000	1,976,996
Series B, 2.95%, 11/15/2026	1,111,000	1,092,057

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A, 3.50%, 3/15/2027	$1,825,000	$1,805,655
Series B, 3.75%, 5/15/2027	1,526,000	1,515,089
Series A, 3.80%, 4/1/2028	1,498,000	1,489,327
5.00%, 4/1/2033	1,764,000	1,781,940
5.00%, 1/15/2034	1,475,000	1,477,286
5.05%, 8/15/2034 (a)	1,691,000	1,695,904
5.15%, 3/15/2035	1,845,000	1,852,989
5.30%, 8/15/2033	614,000	626,949
WEC Energy Group, Inc.:
1.38%, 10/15/2027	895,000	838,937
1.80%, 10/15/2030	657,000	575,762
4.75%, 1/15/2028	500,000	505,605
5.60%, 9/12/2026	1,552,000	1,572,968
Wisconsin Electric Power Co.:
1.70%, 6/15/2028 (a)	663,000	620,290
4.60%, 10/1/2034 (a)	409,000	404,182
4.75%, 9/30/2032 (a)	2,243,000	2,265,722
5.63%, 5/15/2033	1,453,000	1,543,522
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	1,794,000	1,536,525
3.05%, 10/15/2027	550,000	535,282
3.95%, 9/1/2032	1,213,000	1,146,370
4.95%, 4/1/2033	855,000	856,659
5.38%, 3/30/2034	1,535,000	1,569,537
Wisconsin Public Service Corp. 4.55%, 12/1/2029	367,000	371,316
Xcel Energy, Inc.:
1.75%, 3/15/2027	7,000	6,698
2.35%, 11/15/2031 (a)	612,000	530,469
2.60%, 12/1/2029	1,776,000	1,644,221
3.35%, 12/1/2026	1,519,000	1,497,187
4.00%, 6/15/2028 (a)	1,686,000	1,672,883
4.75%, 3/21/2028	590,000	595,865
5.45%, 8/15/2033	1,513,000	1,545,454
5.50%, 3/15/2034	1,603,000	1,628,953
5.60%, 4/15/2035 (a)	1,497,000	1,527,329
		710,217,914
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	1,831,000	1,602,070
Emerson Electric Co.:
0.88%, 10/15/2026	1,392,000	1,337,503
1.80%, 10/15/2027	1,607,000	1,530,523
1.95%, 10/15/2030	1,789,000	1,596,021
2.00%, 12/21/2028	1,340,000	1,249,242
2.20%, 12/21/2031	1,602,000	1,409,680
5.00%, 3/15/2035 (a)	1,486,000	1,508,052
		10,233,091
ELECTRONICS — 0.9%
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	1,673,000	1,641,297
5.41%, 7/1/2032	1,739,000	1,792,944
5.60%, 5/29/2034	300,000	308,088
Security Description	Principal Amount	Value
Amphenol Corp.:
2.20%, 9/15/2031	$1,980,000	$1,734,777
2.80%, 2/15/2030 (a)	1,674,000	1,570,547
4.35%, 6/1/2029	1,582,000	1,589,356
4.38%, 6/12/2028	3,005,000	3,025,825
5.00%, 1/15/2035 (a)	673,000	680,006
5.05%, 4/5/2027	989,000	1,004,557
5.05%, 4/5/2029 (a)	1,900,000	1,954,530
5.25%, 4/5/2034	1,973,000	2,030,276
Arrow Electronics, Inc.:
2.95%, 2/15/2032	1,855,000	1,631,602
3.88%, 1/12/2028 (a)	1,824,000	1,789,107
5.88%, 4/10/2034	1,739,000	1,795,100
Avnet, Inc.:
3.00%, 5/15/2031	1,771,000	1,584,407
5.50%, 6/1/2032	1,556,000	1,568,230
6.25%, 3/15/2028 (a)	1,852,000	1,924,302
Flex Ltd.:
4.88%, 6/15/2029	1,508,000	1,517,938
4.88%, 5/12/2030 (a)	1,827,000	1,834,253
5.25%, 1/15/2032	642,000	649,017
6.00%, 1/15/2028	1,495,000	1,543,094
Honeywell International, Inc.:
1.10%, 3/1/2027	1,374,000	1,308,117
1.75%, 9/1/2031	2,349,000	2,004,825
1.95%, 6/1/2030	2,224,000	1,989,880
2.50%, 11/1/2026	2,541,000	2,484,869
2.70%, 8/15/2029 (a)	1,520,000	1,433,664
4.25%, 1/15/2029 (a)	4,609,000	4,618,725
4.50%, 1/15/2034 (a)	1,508,000	1,477,086
4.65%, 7/30/2027	1,944,000	1,963,304
4.70%, 2/1/2030	2,844,000	2,885,465
4.75%, 2/1/2032	1,798,000	1,812,959
4.88%, 9/1/2029	1,984,000	2,029,652
4.95%, 2/15/2028	1,089,000	1,112,806
4.95%, 9/1/2031	1,513,000	1,553,382
5.00%, 2/15/2033	1,939,000	1,969,753
Hubbell, Inc. 3.50%, 2/15/2028	3,709,000	3,635,896
Jabil, Inc.:
3.00%, 1/15/2031	1,435,000	1,308,734
3.95%, 1/12/2028	2,391,000	2,366,038
4.25%, 5/15/2027	1,539,000	1,534,660
5.45%, 2/1/2029	604,000	619,511
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,586,000	1,492,299
4.60%, 4/6/2027	1,765,000	1,771,848
4.95%, 10/15/2034	1,017,000	1,003,809
5.35%, 7/30/2030	1,667,000	1,719,460
TD SYNNEX Corp.:
1.75%, 8/9/2026	2,066,000	1,998,504
2.38%, 8/9/2028	915,000	858,590
2.65%, 8/9/2031	1,958,000	1,691,614
6.10%, 4/12/2034	1,594,000	1,674,768

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Trimble, Inc.:
4.90%, 6/15/2028 (a)	$1,065,000	$1,081,390
6.10%, 3/15/2033	1,895,000	2,012,812
Tyco Electronics Group SA:
2.50%, 2/4/2032	692,000	610,379
3.13%, 8/15/2027	1,952,000	1,911,633
4.50%, 2/9/2031 (a)	1,700,000	1,698,096
4.63%, 2/1/2030 (a)	1,172,000	1,187,107
5.00%, 5/9/2035	1,140,000	1,133,126
Vontier Corp.:
2.40%, 4/1/2028	1,001,000	943,943
2.95%, 4/1/2031	1,603,000	1,434,669
		95,502,626
ENGINEERING & CONSTRUCTION — 0.1%
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	3,215,000	3,344,886
6.35%, 8/18/2028	1,856,000	1,951,788
MasTec, Inc. 5.90%, 6/15/2029	1,232,000	1,275,995
		6,572,669
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	1,891,000	1,817,418
4.28%, 3/15/2032	4,864,000	4,102,395
		5,919,813
ENVIRONMENTAL CONTROL — 0.6%
Republic Services, Inc.:
1.45%, 2/15/2031 (a)	1,504,000	1,283,258
1.75%, 2/15/2032	3,987,000	3,355,539
2.30%, 3/1/2030	416,000	380,894
2.38%, 3/15/2033 (a)	1,728,000	1,476,541
2.90%, 7/1/2026	114,000	112,440
3.38%, 11/15/2027	1,871,000	1,838,931
3.95%, 5/15/2028	1,777,000	1,769,057
4.75%, 7/15/2030 (a)	1,835,000	1,869,498
4.88%, 4/1/2029	1,131,000	1,155,712
5.00%, 11/15/2029	1,067,000	1,097,335
5.00%, 12/15/2033 (a)	1,640,000	1,672,701
5.00%, 4/1/2034 (a)	93,000	94,369
5.15%, 3/15/2035	1,704,000	1,736,410
Veralto Corp.:
5.35%, 9/18/2028	1,778,000	1,832,798
5.45%, 9/18/2033	2,550,000	2,629,509
5.50%, 9/18/2026	1,296,000	1,311,539
Waste Connections, Inc.:
2.20%, 1/15/2032	1,430,000	1,233,976
2.60%, 2/1/2030	1,299,000	1,208,564
3.20%, 6/1/2032	1,294,000	1,181,500
3.50%, 5/1/2029 (a)	1,699,000	1,661,401
4.25%, 12/1/2028	1,081,000	1,084,892
5.00%, 3/1/2034	1,892,000	1,910,428
Security Description	Principal Amount	Value
Waste Management, Inc.:
1.15%, 3/15/2028 (a)	$1,822,000	$1,689,249
1.50%, 3/15/2031	1,649,000	1,410,868
2.00%, 6/1/2029	1,588,000	1,464,930
3.15%, 11/15/2027	4,096,000	4,012,810
3.88%, 1/15/2029	956,000	944,624
4.15%, 4/15/2032 (a)	1,388,000	1,358,977
4.50%, 3/15/2028	1,642,000	1,659,192
4.63%, 2/15/2030 (a)	1,525,000	1,546,731
4.63%, 2/15/2033	931,000	932,573
4.65%, 3/15/2030	1,897,000	1,924,127
4.80%, 3/15/2032	1,697,000	1,724,271
4.88%, 2/15/2029 (a)	1,751,000	1,793,672
4.88%, 2/15/2034 (a)	1,853,000	1,879,109
4.95%, 7/3/2027	1,438,000	1,462,877
4.95%, 7/3/2031	792,000	813,257
		56,514,559
FOOD — 1.6%
Ahold Finance USA LLC 6.88%, 5/1/2029	1,376,000	1,493,318
Campbell's Co.:
2.38%, 4/24/2030 (a)	1,915,000	1,734,645
4.15%, 3/15/2028	1,399,000	1,393,390
5.20%, 3/19/2027 (a)	2,048,000	2,078,065
5.20%, 3/21/2029 (a)	1,109,000	1,135,372
5.40%, 3/21/2034	2,014,000	2,045,217
Conagra Brands, Inc.:
1.38%, 11/1/2027	1,113,000	1,038,618
4.85%, 11/1/2028 (a)	358,000	361,448
5.30%, 10/1/2026	2,917,000	2,946,841
7.00%, 10/1/2028	1,795,000	1,921,440
8.25%, 9/15/2030	1,662,000	1,936,928
Flowers Foods, Inc.:
2.40%, 3/15/2031	1,685,000	1,474,695
3.50%, 10/1/2026	1,728,000	1,702,840
5.75%, 3/15/2035 (a)	1,516,000	1,552,460
General Mills, Inc.:
2.25%, 10/14/2031	1,539,000	1,339,007
2.88%, 4/15/2030 (a)	65,000	60,455
3.20%, 2/10/2027	1,777,000	1,747,857
4.20%, 4/17/2028	2,292,000	2,288,287
4.70%, 1/30/2027	1,570,000	1,578,980
4.88%, 1/30/2030	1,790,000	1,819,231
4.95%, 3/29/2033 (a)	1,834,000	1,837,815
5.25%, 1/30/2035 (a)	1,980,000	1,989,643
5.50%, 10/17/2028 (a)	3,096,000	3,209,035
Hershey Co.:
1.70%, 6/1/2030	1,647,000	1,459,522
2.30%, 8/15/2026	483,000	473,770
4.25%, 5/4/2028	50,000	50,404
4.50%, 5/4/2033	1,614,000	1,601,266
4.55%, 2/24/2028 (a)	540,000	546,955
4.75%, 2/24/2030	1,152,000	1,175,282
4.95%, 2/24/2032	2,832,000	2,895,720
5.10%, 2/24/2035	1,212,000	1,230,895

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Hormel Foods Corp.:
1.70%, 6/3/2028 (a)	$1,479,000	$1,382,880
1.80%, 6/11/2030	1,897,000	1,686,850
4.80%, 3/30/2027	1,420,000	1,435,024
Ingredion, Inc. 2.90%, 6/1/2030	7,280,000	6,730,142
J.M. Smucker Co.:
2.13%, 3/15/2032 (a)	2,139,000	1,811,904
2.38%, 3/15/2030	1,331,000	1,211,556
3.38%, 12/15/2027 (a)	1,033,000	1,015,119
4.25%, 3/15/2035	500,000	463,750
5.90%, 11/15/2028 (a)	1,431,000	1,503,895
6.20%, 11/15/2033 (a)	3,363,000	3,610,550
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	1,684,000	1,633,312
3.00%, 2/2/2029	1,580,000	1,502,185
3.00%, 5/15/2032 (a)	3,206,000	2,806,212
3.63%, 1/15/2032	1,352,000	1,236,715
3.75%, 12/1/2031	2,448,000	2,278,182
5.13%, 2/1/2028	1,896,000	1,943,154
5.50%, 1/15/2030	1,876,000	1,927,590
5.75%, 4/1/2033	3,050,000	3,136,285
6.75%, 3/15/2034	2,408,000	2,629,440
Kellanova:
3.40%, 11/15/2027	1,665,000	1,639,958
4.30%, 5/15/2028	1,887,000	1,898,171
5.25%, 3/1/2033	17,000	17,408
Series B, 7.45%, 4/1/2031	2,058,000	2,361,781
Kraft Heinz Foods Co.:
3.75%, 4/1/2030 (a)	1,655,000	1,602,454
3.88%, 5/15/2027	2,019,000	2,003,292
4.25%, 3/1/2031 (a)	1,672,000	1,645,315
4.63%, 1/30/2029	124,000	125,266
5.20%, 3/15/2032 (a)	1,031,000	1,049,506
5.40%, 3/15/2035 (a)	1,803,000	1,827,395
6.75%, 3/15/2032	1,646,000	1,813,382
Kroger Co.:
1.70%, 1/15/2031	1,663,000	1,434,703
2.20%, 5/1/2030	1,600,000	1,447,120
2.65%, 10/15/2026	2,297,000	2,250,738
3.70%, 8/1/2027	1,340,000	1,327,900
4.50%, 1/15/2029	1,816,000	1,831,817
7.50%, 4/1/2031	1,906,000	2,185,934
McCormick & Co., Inc.:
1.85%, 2/15/2031 (a)	662,000	574,139
2.50%, 4/15/2030 (a)	1,341,000	1,228,356
3.40%, 8/15/2027	1,789,000	1,758,247
4.70%, 10/15/2034 (a)	1,777,000	1,723,050
4.95%, 4/15/2033	1,615,000	1,629,131
Mondelez International, Inc.:
1.88%, 10/15/2032 (a)	1,458,000	1,218,115
2.63%, 3/17/2027	1,509,000	1,470,928
2.75%, 4/13/2030	1,685,000	1,563,899
Security Description	Principal Amount	Value
3.00%, 3/17/2032	$1,910,000	$1,723,068
4.13%, 5/7/2028	1,895,000	1,897,994
4.25%, 5/6/2028	1,715,000	1,717,590
4.50%, 5/6/2030	2,085,000	2,082,748
4.75%, 2/20/2029 (a)	1,744,000	1,774,834
5.13%, 5/6/2035 (a)	1,867,000	1,873,105
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	1,807,000	1,627,565
4.25%, 4/15/2031 (a)	2,184,000	2,106,686
6.25%, 7/1/2033	1,996,000	2,110,810
6.88%, 5/15/2034	2,687,000	2,949,466
Sysco Corp.:
2.40%, 2/15/2030 (a)	1,595,000	1,458,149
2.45%, 12/14/2031	1,839,000	1,610,449
3.25%, 7/15/2027 (a)	1,652,000	1,620,645
5.40%, 3/23/2035	1,335,000	1,357,762
5.75%, 1/17/2029	1,364,000	1,423,252
5.95%, 4/1/2030	1,223,000	1,294,423
6.00%, 1/17/2034	1,693,000	1,814,913
Tyson Foods, Inc.:
3.55%, 6/2/2027 (a)	2,314,000	2,282,553
4.35%, 3/1/2029	1,505,000	1,495,503
4.88%, 8/15/2034	1,399,000	1,364,836
5.40%, 3/15/2029	1,249,000	1,287,419
5.70%, 3/15/2034 (a)	1,390,000	1,438,219
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	39,001
		164,043,141
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,655,000	1,623,158
Georgia-Pacific LLC:
7.75%, 11/15/2029 (a)	1,474,000	1,678,120
8.88%, 5/15/2031	1,625,000	1,984,011
Suzano Austria GmbH:
2.50%, 9/15/2028	1,947,000	1,809,113
3.13%, 1/15/2032 (a)	1,494,000	1,317,290
3.75%, 1/15/2031	2,131,000	1,993,508
5.00%, 1/15/2030	1,991,000	1,987,356
6.00%, 1/15/2029	2,776,000	2,858,419
Suzano International Finance BV 5.50%, 1/17/2027 (a)	1,700,000	1,718,581
		16,969,556
GAS — 0.6%
Atmos Energy Corp.:
3.00%, 6/15/2027	400,000	392,176
5.20%, 8/15/2035	760,000	769,409
5.45%, 10/15/2032	1,628,000	1,702,497
5.90%, 11/15/2033	1,428,000	1,532,287
CenterPoint Energy Resources Corp.:
4.00%, 4/1/2028	1,442,000	1,430,464

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.40%, 7/1/2032	$1,577,000	$1,533,743
5.25%, 3/1/2028	1,809,000	1,852,597
5.40%, 3/1/2033	1,000	1,026
5.40%, 7/1/2034	5,292,000	5,378,577
National Fuel Gas Co.:
2.95%, 3/1/2031	1,855,000	1,654,623
3.95%, 9/15/2027 (a)	2,882,000	2,838,885
4.75%, 9/1/2028 (a)	2,767,000	2,769,186
NiSource, Inc.:
1.70%, 2/15/2031	3,324,000	2,846,341
2.95%, 9/1/2029	1,620,000	1,528,243
3.49%, 5/15/2027	1,792,000	1,765,138
5.20%, 7/1/2029	1,773,000	1,820,233
5.25%, 3/30/2028	50,000	51,175
5.35%, 4/1/2034	1,666,000	1,695,272
5.35%, 7/15/2035	2,250,000	2,268,180
5.40%, 6/30/2033	1,564,000	1,601,724
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (d)	2,289,000	2,385,458
ONE Gas, Inc.:
2.00%, 5/15/2030 (a)	50,000	44,805
4.25%, 9/1/2032	1,907,000	1,842,448
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	824,000	733,484
3.50%, 6/1/2029	662,000	641,478
5.40%, 6/15/2033	1,316,000	1,355,493
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (a)	1,631,000	1,499,378
2.95%, 4/15/2027	1,772,000	1,735,904
5.05%, 9/1/2034	680,000	684,474
5.20%, 6/1/2033	1,035,000	1,048,610
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	1,825,000	1,569,883
4.95%, 9/15/2034	1,763,000	1,744,912
5.15%, 9/15/2032 (a)	1,677,000	1,704,084
5.75%, 9/15/2033	1,560,000	1,636,128
Southwest Gas Corp.:
3.70%, 4/1/2028	1,850,000	1,813,092
5.45%, 3/23/2028	1,258,000	1,286,167
5.80%, 12/1/2027	249,000	256,938
Spire Missouri, Inc.:
4.80%, 2/15/2033	1,866,000	1,858,592
Series 2034, 5.15%, 8/15/2034	380,000	386,137
		59,659,241
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc.:
2.80%, 3/1/2031	1,727,000	1,549,447
4.63%, 6/15/2028	2,257,000	2,264,110
Regal Rexnord Corp.:
6.05%, 4/15/2028	1,153,000	1,186,921
Security Description	Principal Amount	Value
6.30%, 2/15/2030	$2,222,000	$2,328,456
6.40%, 4/15/2033	3,175,000	3,354,324
Snap-on, Inc. 3.25%, 3/1/2027	1,688,000	1,663,541
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	1,897,000	1,698,574
3.00%, 5/15/2032 (a)	1,847,000	1,624,750
4.25%, 11/15/2028	93,000	92,414
6.00%, 3/6/2028 (a)	1,581,000	1,644,604
		17,407,141
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	1,153,000	1,078,585
1.40%, 6/30/2030 (a)	1,456,000	1,281,367
3.75%, 11/30/2026	2,614,000	2,606,158
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,354,000	1,213,022
2.30%, 3/12/2031	1,400,000	1,240,246
3.05%, 9/22/2026	1,213,000	1,194,393
4.20%, 9/9/2027 (a)	1,327,000	1,326,761
4.75%, 9/9/2034	1,390,000	1,368,608
Baxter International, Inc.:
1.73%, 4/1/2031 (a)	1,664,000	1,420,407
1.92%, 2/1/2027	2,460,000	2,368,832
2.27%, 12/1/2028	2,077,000	1,933,583
2.54%, 2/1/2032 (a)	3,803,000	3,317,433
2.60%, 8/15/2026	2,252,000	2,209,527
3.95%, 4/1/2030	1,954,000	1,909,175
Boston Scientific Corp.:
2.65%, 6/1/2030	2,181,000	2,019,213
4.00%, 3/1/2028	665,000	667,042
Dentsply Sirona, Inc. 3.25%, 6/1/2030	3,624,000	3,307,444
DH Europe Finance II SARL 2.60%, 11/15/2029	1,630,000	1,522,013
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,622,000	1,620,394
GE HealthCare Technologies, Inc.:
4.80%, 8/14/2029	1,514,000	1,535,635
4.80%, 1/15/2031	1,200,000	1,209,792
5.50%, 6/15/2035	1,075,000	1,100,714
5.65%, 11/15/2027	3,976,000	4,096,950
5.86%, 3/15/2030 (a)	2,297,000	2,426,275
5.91%, 11/22/2032 (a)	2,830,000	3,009,762
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	4,671,000	4,693,094
4.50%, 3/30/2033	2,037,000	2,013,656
Revvity, Inc.:
1.90%, 9/15/2028	978,000	905,716
2.25%, 9/15/2031	541,000	463,134
2.55%, 3/15/2031 (a)	1,621,000	1,424,551
3.30%, 9/15/2029	1,657,000	1,569,875

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Smith & Nephew PLC:
2.03%, 10/14/2030 (a)	$1,612,000	$1,412,628
5.15%, 3/20/2027 (a)	1,410,000	1,427,907
5.40%, 3/20/2034	1,284,000	1,303,273
Solventum Corp.:
5.40%, 3/1/2029	2,995,000	3,084,521
5.45%, 2/25/2027	1,575,000	1,600,546
5.45%, 3/13/2031	2,061,000	2,139,318
5.60%, 3/23/2034	3,464,000	3,564,248
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	1,625,000	1,459,559
Stryker Corp.:
1.95%, 6/15/2030	1,898,000	1,693,225
3.65%, 3/7/2028	1,896,000	1,871,124
4.25%, 9/11/2029	1,672,000	1,670,178
4.55%, 2/10/2027	1,828,000	1,838,456
4.63%, 9/11/2034 (a)	1,434,000	1,410,683
4.70%, 2/10/2028	1,606,000	1,627,151
4.85%, 12/8/2028	50,000	50,984
4.85%, 2/10/2030 (a)	1,491,000	1,520,939
5.20%, 2/10/2035	1,856,000	1,889,853
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028	906,000	838,983
2.00%, 10/15/2031 (a)	2,103,000	1,833,816
2.60%, 10/1/2029	1,975,000	1,851,029
4.80%, 11/21/2027 (a)	3,634,000	3,692,289
4.95%, 8/10/2026	1,819,000	1,832,697
4.95%, 11/21/2032 (a)	1,194,000	1,220,149
4.98%, 8/10/2030	1,567,000	1,612,083
5.00%, 12/5/2026 (a)	2,169,000	2,192,555
5.00%, 1/31/2029 (a)	1,585,000	1,626,987
5.09%, 8/10/2033 (a)	1,336,000	1,365,632
5.20%, 1/31/2034 (a)	1,572,000	1,616,157
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	1,617,000	1,429,768
4.70%, 2/19/2027 (a)	1,676,000	1,686,123
5.05%, 2/19/2030	1,386,000	1,420,636
5.20%, 9/15/2034	1,834,000	1,839,080
5.35%, 12/1/2028 (a)	813,000	837,992
5.50%, 2/19/2035 (a)	1,071,000	1,097,679
		115,611,605
HEALTH CARE SERVICES — 2.7%
Adventist Health System:
5.43%, 3/1/2032	1,631,000	1,649,088
5.76%, 12/1/2034	1,873,000	1,875,809
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	1,818,000	1,645,872
3.83%, 8/15/2028	515,000	509,500
Ascension Health Series B, 2.53%, 11/15/2029 (a)	1,711,000	1,595,559
Banner Health:
1.90%, 1/1/2031	1,656,000	1,449,000
Security Description	Principal Amount	Value
2.34%, 1/1/2030	$1,668,000	$1,530,940
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	1,485,000	1,305,033
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	3,061,000	2,940,335
Series 2018, 4.30%, 7/1/2028 (a)	9,000	9,018
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	673,000	587,771
Centene Corp.:
2.45%, 7/15/2028	3,832,000	3,562,764
2.50%, 3/1/2031	3,085,000	2,658,221
2.63%, 8/1/2031	1,997,000	1,712,128
3.00%, 10/15/2030	5,088,000	4,546,789
3.38%, 2/15/2030	3,786,000	3,486,414
4.25%, 12/15/2027	4,155,000	4,093,340
4.63%, 12/15/2029	6,835,000	6,652,984
CHRISTUS Health Series C, 4.34%, 7/1/2028	2,060,000	2,060,371
Cigna Group:
2.38%, 3/15/2031	2,673,000	2,376,244
2.40%, 3/15/2030	2,146,000	1,957,796
3.05%, 10/15/2027	1,141,000	1,111,802
3.40%, 3/1/2027	2,009,000	1,980,472
4.38%, 10/15/2028	9,377,000	9,389,378
5.00%, 5/15/2029 (a)	1,367,000	1,397,675
5.13%, 5/15/2031	1,519,000	1,562,747
5.25%, 2/15/2034	2,234,000	2,268,493
5.40%, 3/15/2033 (a)	1,995,000	2,061,354
CommonSpirit Health:
2.78%, 10/1/2030	1,688,000	1,547,238
3.35%, 10/1/2029	1,399,000	1,337,528
5.21%, 12/1/2031	3,519,000	3,610,740
5.32%, 12/1/2034	1,038,000	1,042,972
6.07%, 11/1/2027	2,277,000	2,357,583
Elevance Health, Inc.:
2.55%, 3/15/2031	2,165,000	1,943,975
2.88%, 9/15/2029	905,000	852,438
3.65%, 12/1/2027	2,404,000	2,375,825
4.10%, 3/1/2028 (a)	1,644,000	1,639,331
4.10%, 5/15/2032	1,939,000	1,860,490
4.75%, 2/15/2030	1,619,000	1,638,072
4.75%, 2/15/2033	1,083,000	1,075,614
4.95%, 11/1/2031	2,712,000	2,751,270
5.15%, 6/15/2029	4,638,000	4,774,404
5.20%, 2/15/2035	630,000	636,275
5.38%, 6/15/2034	1,963,000	2,006,245
5.50%, 10/15/2032	2,000,000	2,085,800
5.95%, 12/15/2034	1,000	1,058
HCA, Inc.:
2.38%, 7/15/2031	1,260,000	1,097,510
3.13%, 3/15/2027	1,650,000	1,615,713
3.38%, 3/15/2029	1,780,000	1,708,106

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.50%, 9/1/2030	$8,049,000	$7,610,490
3.63%, 3/15/2032	3,653,000	3,366,751
4.13%, 6/15/2029	3,651,000	3,587,217
4.50%, 2/15/2027	2,174,000	2,174,522
5.00%, 3/1/2028	1,057,000	1,072,189
5.20%, 6/1/2028 (a)	1,419,000	1,449,934
5.25%, 3/1/2030 (a)	1,940,000	1,988,713
5.38%, 9/1/2026	1,796,000	1,805,393
5.45%, 4/1/2031	2,862,000	2,950,464
5.45%, 9/15/2034	1,992,000	2,007,159
5.50%, 3/1/2032	1,778,000	1,835,020
5.50%, 6/1/2033 (a)	2,042,000	2,091,825
5.60%, 4/1/2034	2,211,000	2,264,484
5.63%, 9/1/2028	2,779,000	2,861,203
5.75%, 3/1/2035	2,307,000	2,371,896
5.88%, 2/1/2029	1,920,000	1,992,768
Humana, Inc.:
2.15%, 2/3/2032	1,976,000	1,656,501
3.13%, 8/15/2029	2,574,000	2,426,819
3.70%, 3/23/2029 (a)	1,708,000	1,655,701
5.38%, 4/15/2031 (a)	2,920,000	2,985,583
5.75%, 3/1/2028	2,490,000	2,567,638
5.75%, 12/1/2028	1,841,000	1,915,837
5.88%, 3/1/2033 (a)	1,880,000	1,946,138
5.95%, 3/15/2034 (a)	1,302,000	1,351,984
Icon Investments Six DAC:
5.81%, 5/8/2027	1,978,000	2,019,360
5.85%, 5/8/2029	1,806,000	1,871,937
6.00%, 5/8/2034	1,386,000	1,413,526
IQVIA, Inc.:
5.70%, 5/15/2028	1,828,000	1,874,925
6.25%, 2/1/2029	1,863,000	1,946,760
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,892,000	1,856,657
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	1,452,000	1,306,756
2.95%, 12/1/2029 (a)	1,193,000	1,121,778
3.60%, 9/1/2027	1,964,000	1,941,591
4.35%, 4/1/2030	1,194,000	1,185,833
4.55%, 4/1/2032	1,292,000	1,272,736
4.80%, 10/1/2034	1,872,000	1,833,287
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031 (a)	1,598,000	1,308,906
OhioHealth Corp. 2.30%, 11/15/2031 (a)	881,000	778,927
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	652,000	545,378
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,704,000	1,574,854
Series H, 2.75%, 10/1/2026	1,375,000	1,344,612
Security Description	Principal Amount	Value
5.37%, 10/1/2032	$1,140,000	$1,159,323
5.40%, 10/1/2033	1,802,000	1,821,552
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	200,000	181,450
2.95%, 6/30/2030 (a)	2,189,000	2,036,667
4.20%, 6/30/2029 (a)	1,916,000	1,907,071
4.60%, 12/15/2027	1,424,000	1,436,987
6.40%, 11/30/2033	1,760,000	1,929,224
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	675,000	661,723
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	1,552,000	1,540,050
4.89%, 6/1/2028	672,000	682,846
Stanford Health Care Series 2020, 3.31%, 8/15/2030	1,177,000	1,123,011
Sutter Health:
Series 20A, 2.29%, 8/15/2030	1,698,000	1,533,634
Series 2018, 3.70%, 8/15/2028	957,000	941,707
5.16%, 8/15/2033	1,832,000	1,854,790
Series 2025, 5.21%, 8/15/2032	1,900,000	1,951,547
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	2,017,000	1,804,892
2.30%, 5/15/2031	2,416,000	2,132,748
2.88%, 8/15/2029	1,880,000	1,774,400
2.95%, 10/15/2027	1,741,000	1,693,767
3.38%, 4/15/2027	1,924,000	1,896,564
3.45%, 1/15/2027	30,000	29,682
3.85%, 6/15/2028	1,786,000	1,770,640
3.88%, 12/15/2028 (a)	2,148,000	2,120,076
4.00%, 5/15/2029	1,850,000	1,828,244
4.20%, 5/15/2032	2,268,000	2,194,585
4.25%, 1/15/2029 (a)	4,274,000	4,265,110
4.40%, 6/15/2028	1,085,000	1,090,241
4.50%, 4/15/2033	2,662,000	2,593,879
4.60%, 4/15/2027	1,574,000	1,583,995
4.65%, 1/15/2031	2,000,000	2,010,120
4.70%, 4/15/2029	1,471,000	1,488,328
4.80%, 1/15/2030	2,346,500	2,382,941
4.90%, 4/15/2031 (a)	5,611,000	5,700,608
4.95%, 1/15/2032	2,463,000	2,493,763
5.00%, 4/15/2034	1,214,000	1,212,750
5.15%, 7/15/2034	3,246,000	3,276,383
5.25%, 2/15/2028 (a)	1,853,000	1,901,919
5.30%, 2/15/2030 (a)	2,649,000	2,741,688
5.30%, 6/15/2035 (a)	1,250,000	1,273,900
5.35%, 2/15/2033	3,945,000	4,060,667
Universal Health Services, Inc.:
1.65%, 9/1/2026	444,000	428,700
2.65%, 10/15/2030	1,606,000	1,431,267
2.65%, 1/15/2032	2,467,000	2,093,965
4.63%, 10/15/2029	1,968,000	1,946,136

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.05%, 10/15/2034 (a)	$3,437,000	$3,283,607
UPMC 5.04%, 5/15/2033	1,721,000	1,726,129
		276,062,412
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.30%, 10/15/2026	1,329,000	1,278,498
1.40%, 10/15/2027	1,586,000	1,491,538
4.85%, 10/15/2030 (a)	1,220,000	1,230,870
5.00%, 10/15/2034 (a)	1,492,000	1,476,483
Lennar Corp.:
4.75%, 11/29/2027	1,384,000	1,393,688
5.00%, 6/15/2027	1,956,000	1,969,809
5.20%, 7/30/2030	1,452,000	1,479,544
MDC Holdings, Inc. 2.50%, 1/15/2031	2,229,000	1,954,120
Meritage Homes Corp.:
5.13%, 6/6/2027	1,877,000	1,898,661
5.65%, 3/15/2035	1,176,000	1,180,128
PulteGroup, Inc.:
6.38%, 5/15/2033	1,524,000	1,633,987
7.88%, 6/15/2032	1,560,000	1,810,770
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	1,675,000	1,666,826
4.88%, 3/15/2027	926,000	928,695
5.60%, 6/15/2035 (a)	1,790,000	1,804,356
		23,197,973
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (a)	1,865,000	1,809,684
4.40%, 3/15/2029 (a)	1,493,000	1,453,047
		3,262,731
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	100,000	98,296
3.25%, 8/15/2032	1,738,000	1,612,012
4.20%, 5/1/2030	1,060,000	1,064,463
4.60%, 3/1/2033 (a)	1,622,000	1,640,199
Conopco, Inc. Series E, 7.25%, 12/15/2026	1,684,000	1,750,063
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	878,000	764,677
2.38%, 12/1/2029	1,871,000	1,724,819
2.60%, 4/15/2030 (a)	1,692,000	1,559,229
3.15%, 3/15/2027	1,733,000	1,705,099
4.38%, 5/15/2028	1,324,000	1,328,488
4.65%, 5/15/2033 (a)	1,844,000	1,815,547
5.00%, 2/14/2034 (a)	1,687,000	1,690,070
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	3,522,000	3,471,952
3.38%, 3/24/2029	1,708,000	1,650,987
3.63%, 3/24/2032	3,830,000	3,582,888
Security Description	Principal Amount	Value
Kenvue, Inc. 4.85%, 5/22/2032	$1,850,000	$1,871,553
Procter & Gamble Co.:
1.20%, 10/29/2030 (a)	2,002,000	1,727,205
1.90%, 2/1/2027	1,784,000	1,729,374
1.95%, 4/23/2031	1,969,000	1,748,334
2.30%, 2/1/2032 (a)	1,567,000	1,403,609
2.45%, 11/3/2026	617,000	605,258
2.80%, 3/25/2027	1,769,000	1,735,937
2.85%, 8/11/2027	1,362,000	1,332,104
3.00%, 3/25/2030	2,310,000	2,204,156
3.95%, 1/26/2028	660,000	663,617
4.05%, 5/1/2030 (a)	1,663,000	1,663,549
4.05%, 1/26/2033 (a)	439,000	432,845
4.15%, 10/24/2029	767,000	772,093
4.35%, 1/29/2029 (a)	1,294,000	1,311,974
4.55%, 1/29/2034 (a)	760,000	762,402
4.55%, 10/24/2034	1,921,000	1,915,314
4.60%, 5/1/2035 (a)	2,461,000	2,460,434
5.80%, 8/15/2034	1,351,000	1,463,930
Unilever Capital Corp.:
1.38%, 9/14/2030 (a)	1,605,000	1,395,114
1.75%, 8/12/2031	1,748,000	1,513,086
2.00%, 7/28/2026	959,000	937,259
2.13%, 9/6/2029	1,836,000	1,692,003
2.90%, 5/5/2027	1,785,000	1,752,031
3.50%, 3/22/2028	2,386,000	2,355,578
4.25%, 8/12/2027	465,000	467,083
4.63%, 8/12/2034	667,000	662,038
5.90%, 11/15/2032	3,254,000	3,547,316
		65,583,985
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.25%, 2/15/2032	1,265,000	1,075,629
2.65%, 4/30/2030	310,000	284,568
5.75%, 3/15/2033	1,396,000	1,456,642
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	374,000	326,034
3.15%, 8/1/2027	1,597,000	1,565,268
5.60%, 11/15/2032 (a)	1,706,000	1,795,667
Clorox Co.:
1.80%, 5/15/2030	1,945,000	1,718,680
3.10%, 10/1/2027 (a)	1,668,000	1,629,619
3.90%, 5/15/2028	920,000	912,272
4.60%, 5/1/2032 (a)	1,412,000	1,410,814
Kimberly-Clark Corp.:
1.05%, 9/15/2027	1,451,000	1,363,693
2.00%, 11/2/2031	227,000	200,280
3.10%, 3/26/2030	1,819,000	1,734,744
3.20%, 4/25/2029	400,000	387,900
3.95%, 11/1/2028	1,329,000	1,326,183
4.50%, 2/16/2033	1,522,000	1,523,309
		18,711,302

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
INSURANCE — 2.7%
ACE Capital Trust II 9.70%, 4/1/2030	$1,734,000	$2,068,402
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (d)	946,000	950,257
Aflac, Inc.:
2.88%, 10/15/2026	4,038,000	3,969,959
3.60%, 4/1/2030 (a)	1,621,000	1,574,396
Allstate Corp.:
3.28%, 12/15/2026	1,658,000	1,634,755
5.05%, 6/24/2029	2,181,000	2,238,011
5.25%, 3/30/2033	1,625,000	1,665,462
5.35%, 6/1/2033	271,000	280,222
American Financial Group, Inc. 5.25%, 4/2/2030 (a)	469,000	485,321
American International Group, Inc.:
3.40%, 6/30/2030	1,884,000	1,792,569
4.85%, 5/7/2030 (a)	1,217,000	1,236,119
5.13%, 3/27/2033	1,495,000	1,519,892
5.45%, 5/7/2035	1,013,000	1,037,859
American National Group, Inc.:
5.00%, 6/15/2027	1,709,000	1,716,417
5.75%, 10/1/2029	1,513,000	1,549,766
6.00%, 7/15/2035 (a)	2,400,000	2,410,440
Aon Corp.:
2.80%, 5/15/2030	1,975,000	1,830,884
3.75%, 5/2/2029	2,026,000	1,982,806
4.50%, 12/15/2028	47,000	47,273
8.21%, 1/1/2027	886,000	932,914
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	1,720,000	1,484,240
2.60%, 12/2/2031	775,000	686,572
5.35%, 2/28/2033	2,719,000	2,799,972
Aon North America, Inc.:
5.13%, 3/1/2027	1,696,000	1,716,844
5.15%, 3/1/2029	1,759,000	1,801,726
5.30%, 3/1/2031 (a)	420,000	434,578
5.45%, 3/1/2034	2,825,000	2,901,868
Arch Capital Finance LLC 4.01%, 12/15/2026	740,000	736,722
Arthur J Gallagher & Co.:
2.40%, 11/9/2031 (a)	2,967,000	2,597,371
4.60%, 12/15/2027	1,251,000	1,260,883
4.85%, 12/15/2029	1,651,000	1,675,088
5.00%, 2/15/2032	953,000	965,770
5.15%, 2/15/2035	555,000	555,311
5.45%, 7/15/2034	987,000	1,010,866
6.50%, 2/15/2034 (a)	1,952,000	2,139,587
Aspen Insurance Holdings Ltd. 5.75%, 7/1/2030	1,200,000	1,219,956
Assurant, Inc. 2.65%, 1/15/2032	1,977,000	1,683,336
Security Description	Principal Amount	Value
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (a)	$1,896,000	$1,751,392
6.13%, 9/15/2028	606,000	636,979
Athene Holding Ltd.:
3.50%, 1/15/2031	1,000,000	941,070
4.13%, 1/12/2028	1,633,000	1,616,899
5.88%, 1/15/2034 (a)	2,400,000	2,484,288
6.65%, 2/1/2033 (a)	1,452,000	1,570,048
AXA SA 8.60%, 12/15/2030	1,587,000	1,890,022
AXIS Specialty Finance LLC:
3.90%, 7/15/2029 (a)	1,064,000	1,035,783
5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (d)	1,040,000	1,001,333
AXIS Specialty Finance PLC 4.00%, 12/6/2027	662,000	655,281
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	665,000	581,616
2.30%, 3/15/2027 (a)	851,000	830,091
2.88%, 3/15/2032	1,645,000	1,516,246
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	500,000	491,325
5.63%, 5/15/2030 (a)	1,896,000	1,945,580
Brown & Brown, Inc.:
4.20%, 3/17/2032	1,193,000	1,141,283
4.50%, 3/15/2029	4,736,000	4,732,637
4.60%, 12/23/2026	500,000	502,330
4.70%, 6/23/2028	500,000	504,370
4.90%, 6/23/2030	1,000,000	1,009,410
5.25%, 6/23/2032	1,200,000	1,223,268
5.55%, 6/23/2035 (a)	1,000,000	1,020,140
Chubb INA Holdings LLC:
1.38%, 9/15/2030	1,940,000	1,687,451
4.65%, 8/15/2029	1,576,000	1,603,359
5.00%, 3/15/2034	2,259,000	2,300,679
Cincinnati Financial Corp.:
6.13%, 11/1/2034	1,229,000	1,306,267
6.92%, 5/15/2028	515,000	553,301
CNA Financial Corp.:
2.05%, 8/15/2030	1,877,000	1,652,567
3.45%, 8/15/2027	927,000	909,248
3.90%, 5/1/2029	959,000	939,906
5.13%, 2/15/2034	1,610,000	1,611,996
5.50%, 6/15/2033	1,165,000	1,194,940
CNO Financial Group, Inc. 6.45%, 6/15/2034	1,857,000	1,949,516
Corebridge Financial, Inc.:
3.65%, 4/5/2027	2,175,000	2,147,682
3.85%, 4/5/2029	1,695,000	1,661,405
3.90%, 4/5/2032 (a)	2,369,000	2,223,638
5.75%, 1/15/2034 (a)	1,780,000	1,849,634
6.05%, 9/15/2033	1,584,000	1,666,922
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (a) (d)	1,412,000	1,408,668

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (d)	$1,506,000	$1,552,671
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (d)	500,000	491,790
Enstar Group Ltd.:
3.10%, 9/1/2031	1,850,000	1,644,742
4.95%, 6/1/2029	1,524,000	1,533,799
Equitable Holdings, Inc. 5.59%, 1/11/2033	1,462,000	1,520,246
Essent Group Ltd. 6.25%, 7/1/2029	1,157,000	1,198,235
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	1,572,000	1,561,468
6.50%, 6/4/2029	3,933,000	4,060,429
7.40%, 1/13/2028	1,458,000	1,529,311
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	1,206,000	1,119,735
4.63%, 4/29/2030	1,136,000	1,132,115
4.85%, 4/17/2028	768,000	774,904
5.63%, 8/16/2032	1,624,000	1,670,966
5.75%, 5/20/2035 (b)	1,844,000	1,869,503
6.00%, 12/7/2033	1,640,000	1,711,586
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	1,780,000	1,544,826
3.40%, 6/15/2030	1,441,000	1,346,816
4.50%, 8/15/2028	768,000	766,195
First American Financial Corp.:
2.40%, 8/15/2031	1,630,000	1,396,274
4.00%, 5/15/2030	1,945,000	1,864,574
Globe Life, Inc.:
4.80%, 6/15/2032 (a)	1,879,000	1,848,635
5.85%, 9/15/2034	650,000	672,893
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	317,000	282,187
Hartford Insurance Group, Inc. 2.80%, 8/19/2029	999,000	939,569
Horace Mann Educators Corp. 7.25%, 9/15/2028	1,744,000	1,861,912
Jackson Financial, Inc.:
3.13%, 11/23/2031 (a)	1,592,000	1,411,515
5.17%, 6/8/2027	501,000	507,448
5.67%, 6/8/2032	1,261,000	1,286,359
Kemper Corp. 3.80%, 2/23/2032	1,466,000	1,336,508
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	1,428,000	1,342,277
3.40%, 3/1/2032	1,667,000	1,498,483
3.63%, 12/12/2026 (a)	668,000	659,931
3.80%, 3/1/2028 (a)	560,000	550,816
5.85%, 3/15/2034 (a)	1,977,000	2,034,630
Loews Corp. 3.20%, 5/15/2030	1,779,000	1,684,286
Manulife Financial Corp.:
2.48%, 5/19/2027	1,499,000	1,454,525
3.70%, 3/16/2032 (a)	1,297,000	1,229,206
Security Description	Principal Amount	Value
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (d)	$1,796,000	$1,775,059
Markel Group, Inc.:
3.35%, 9/17/2029	1,274,000	1,226,645
3.50%, 11/1/2027	1,062,000	1,042,119
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (a)	1,592,000	1,425,509
2.38%, 12/15/2031	1,626,000	1,422,620
4.38%, 3/15/2029 (a)	6,722,000	6,749,829
4.55%, 11/8/2027	1,950,000	1,965,288
4.65%, 3/15/2030	1,678,000	1,697,985
4.85%, 11/15/2031	1,700,000	1,725,534
5.15%, 3/15/2034	1,608,000	1,641,189
5.40%, 9/15/2033 (a)	1,301,000	1,348,591
5.75%, 11/1/2032	1,211,000	1,290,103
5.88%, 8/1/2033	157,000	167,582
Mercury General Corp. 4.40%, 3/15/2027	1,657,000	1,642,584
MetLife, Inc.:
4.55%, 3/23/2030 (a)	1,386,000	1,404,697
5.38%, 7/15/2033 (a)	1,551,000	1,614,622
6.38%, 6/15/2034	2,133,000	2,360,847
6.50%, 12/15/2032 (a)	4,610,000	5,170,622
MGIC Investment Corp. 5.25%, 8/15/2028	1,315,000	1,315,000
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	15,728
NMI Holdings, Inc. 6.00%, 8/15/2029	3,435,000	3,531,077
Old Republic International Corp.:
3.88%, 8/26/2026	1,592,000	1,581,095
5.75%, 3/28/2034	1,806,000	1,860,072
PartnerRe Finance B LLC 5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (d)	2,514,000	2,341,389
Primerica, Inc. 2.80%, 11/19/2031	567,000	501,585
Principal Financial Group, Inc.:
3.10%, 11/15/2026	1,989,000	1,955,426
3.70%, 5/15/2029	1,120,000	1,092,605
5.38%, 3/15/2033	588,000	603,923
Progressive Corp.:
2.45%, 1/15/2027 (a)	1,981,000	1,932,149
2.50%, 3/15/2027 (a)	349,000	339,971
3.00%, 3/15/2032	197,000	179,753
3.20%, 3/26/2030	246,000	234,856
4.00%, 3/1/2029	400,000	397,544
6.25%, 12/1/2032	1,742,000	1,913,674
6.63%, 3/1/2029	2,482,000	2,678,227
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (d)	2,783,000	2,541,074

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (d)	$1,394,000	$1,371,445
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (d)	5,698,000	5,499,937
5.20%, 3/14/2035	847,000	855,377
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (d)	1,176,000	1,189,724
Series MTN, 5.75%, 7/15/2033	6,000	6,408
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (d)	3,529,000	3,557,373
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (d)	6,442,000	6,748,317
Prudential Funding Asia PLC:
3.13%, 4/14/2030 (a)	1,881,000	1,776,115
3.63%, 3/24/2032	1,845,000	1,715,887
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	1,737,000	1,622,931
3.90%, 5/15/2029 (a)	1,533,000	1,504,992
3.95%, 9/15/2026	1,782,000	1,772,235
5.75%, 9/15/2034	1,641,000	1,687,293
6.00%, 9/15/2033	100,000	104,769
RenaissanceRe Holdings Ltd.:
5.75%, 6/5/2033	3,086,000	3,173,612
5.80%, 4/1/2035	600,000	616,008
SiriusPoint Ltd. 7.00%, 4/5/2029	1,499,000	1,577,892
Stewart Information Services Corp. 3.60%, 11/15/2031	6,622,000	5,923,114
Travelers Property Casualty Corp. 6.38%, 3/15/2033	1,721,000	1,927,967
Unum Group 4.00%, 6/15/2029	1,705,000	1,673,031
Willis North America, Inc.:
2.95%, 9/15/2029	2,065,000	1,943,723
4.50%, 9/15/2028 (a)	1,865,000	1,870,222
5.35%, 5/15/2033 (a)	1,328,000	1,360,177
		273,399,471
INTERNET — 1.4%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	2,421,000	2,139,752
3.40%, 12/6/2027 (a)	3,878,000	3,806,916
4.50%, 11/28/2034 (a)	1,106,000	1,063,209
4.88%, 5/26/2030 (a) (b)	2,700,000	2,757,483
Alphabet, Inc.:
0.80%, 8/15/2027	625,000	586,794
1.10%, 8/15/2030	4,535,000	3,916,381
2.00%, 8/15/2026	2,904,000	2,840,577
4.50%, 5/15/2035	3,300,000	3,255,945
Amazon.com, Inc.:
1.20%, 6/3/2027 (a)	1,927,000	1,829,108
Security Description	Principal Amount	Value
1.50%, 6/3/2030 (a)	$3,420,000	$3,025,435
1.65%, 5/12/2028	3,772,000	3,542,700
2.10%, 5/12/2031	9,870,000	8,763,869
3.15%, 8/22/2027	5,948,000	5,850,453
3.30%, 4/13/2027	4,115,000	4,068,706
3.45%, 4/13/2029 (a)	2,219,000	2,177,150
3.60%, 4/13/2032 (a)	4,227,000	4,045,070
4.55%, 12/1/2027	2,220,000	2,249,704
4.65%, 12/1/2029 (a)	2,373,000	2,426,677
4.70%, 12/1/2032	4,659,000	4,743,235
4.80%, 12/5/2034	2,034,000	2,075,331
Baidu, Inc.:
1.63%, 2/23/2027 (a)	1,042,000	998,215
2.38%, 10/9/2030 (a)	1,851,000	1,677,376
2.38%, 8/23/2031 (a)	1,142,000	1,018,116
3.63%, 7/6/2027 (a)	2,079,000	2,053,241
4.38%, 3/29/2028 (a)	1,677,000	1,680,706
4.88%, 11/14/2028 (a)	677,000	688,495
Booking Holdings, Inc.:
3.55%, 3/15/2028	1,811,000	1,782,676
4.63%, 4/13/2030	2,725,000	2,757,427
eBay, Inc.:
2.60%, 5/10/2031 (a)	1,548,000	1,388,819
2.70%, 3/11/2030	1,259,000	1,166,967
3.60%, 6/5/2027	1,824,000	1,804,210
6.30%, 11/22/2032	1,855,000	2,025,308
Expedia Group, Inc.:
2.95%, 3/15/2031	1,564,000	1,424,741
3.25%, 2/15/2030	3,383,000	3,194,533
3.80%, 2/15/2028	566,000	557,606
4.63%, 8/1/2027	1,693,000	1,699,721
5.40%, 2/15/2035 (a)	758,000	763,170
JD.com, Inc. 3.38%, 1/14/2030 (a)	1,718,000	1,644,263
Meta Platforms, Inc.:
3.50%, 8/15/2027	4,708,000	4,663,556
3.85%, 8/15/2032	7,671,000	7,377,124
4.30%, 8/15/2029 (a)	1,236,000	1,247,742
4.55%, 8/15/2031	3,064,000	3,107,601
4.60%, 5/15/2028 (a)	380,000	387,034
4.75%, 8/15/2034 (a)	3,760,000	3,777,183
4.80%, 5/15/2030 (a)	1,895,000	1,953,480
4.95%, 5/15/2033 (a)	3,945,000	4,042,402
Netflix, Inc.:
4.38%, 11/15/2026 (a)	1,464,000	1,471,657
4.88%, 4/15/2028	3,445,000	3,515,898
4.90%, 8/15/2034 (a)	3,909,000	3,983,545
5.88%, 11/15/2028	3,033,000	3,197,085
6.38%, 5/15/2029 (a)	1,557,000	1,675,846
Tencent Music Entertainment Group 2.00%, 9/3/2030 (a)	1,866,000	1,649,917
Uber Technologies, Inc.:
4.30%, 1/15/2030	3,339,000	3,326,913
4.80%, 9/15/2034	1,499,000	1,475,736

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
VeriSign, Inc.:
2.70%, 6/15/2031	$1,646,000	$1,472,742
5.25%, 6/1/2032	1,413,000	1,439,494
Weibo Corp. 3.38%, 7/8/2030 (a)	1,784,000	1,659,958
		144,914,998
INVESTMENT COMPANY SECURITY — 1.7%
Apollo Debt Solutions BDC:
6.55%, 3/15/2032 (b)	1,136,000	1,161,833
6.70%, 7/29/2031 (a)	1,996,000	2,071,888
6.90%, 4/13/2029	1,873,000	1,953,839
ARES Capital Corp.:
2.15%, 7/15/2026	1,876,000	1,827,974
2.88%, 6/15/2027 (a)	1,737,000	1,678,984
2.88%, 6/15/2028	1,573,000	1,482,364
3.20%, 11/15/2031	882,000	768,495
5.50%, 9/1/2030	5,240,000	5,222,341
5.80%, 3/8/2032 (a)	1,768,000	1,760,981
5.95%, 7/15/2029	1,287,000	1,317,013
7.00%, 1/15/2027	1,553,000	1,603,115
ARES Strategic Income Fund:
5.45%, 9/9/2028 (b)	3,121,000	3,121,437
5.60%, 2/15/2030 (a)	1,189,000	1,185,932
5.70%, 3/15/2028	1,160,000	1,168,990
5.80%, 9/9/2030 (a) (b)	2,065,000	2,071,753
6.20%, 3/21/2032 (a)	1,626,000	1,633,610
6.35%, 8/15/2029 (a)	1,589,000	1,629,329
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	226,000	218,980
5.95%, 3/15/2030	1,431,000	1,418,965
Barings BDC, Inc.:
3.30%, 11/23/2026	1,214,000	1,187,935
7.00%, 2/15/2029	1,380,000	1,423,001
Barings Private Credit Corp. 6.15%, 6/11/2030 (b)	4,900,000	4,844,679
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (a)	951,000	982,963
Blackstone Private Credit Fund:
2.63%, 12/15/2026	1,996,000	1,928,256
3.25%, 3/15/2027	1,707,000	1,659,511
4.95%, 9/26/2027	826,000	822,646
5.25%, 4/1/2030	1,299,000	1,287,569
5.60%, 11/22/2029	1,316,000	1,324,817
5.95%, 7/16/2029	1,605,000	1,636,073
6.00%, 1/29/2032 (a)	3,129,000	3,147,899
6.00%, 11/22/2034 (a)	1,915,000	1,874,996
6.25%, 1/25/2031	1,525,000	1,568,341
7.30%, 11/27/2028	1,973,000	2,105,645
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	1,651,000	1,577,349
2.75%, 9/16/2026 (a)	1,292,000	1,258,175
2.85%, 9/30/2028	500,000	465,460
Security Description	Principal Amount	Value
5.30%, 6/30/2030	$1,897,000	$1,879,168
5.35%, 4/13/2028	1,498,000	1,508,786
5.88%, 11/15/2027	1,386,000	1,415,688
Blue Owl Capital Corp.:
2.63%, 1/15/2027	1,642,000	1,586,599
2.88%, 6/11/2028	1,877,000	1,749,214
3.13%, 4/13/2027	3,627,000	3,499,003
5.95%, 3/15/2029 (a)	1,864,000	1,873,879
6.20%, 7/15/2030	1,712,000	1,730,199
8.45%, 11/15/2026	1,914,000	1,988,569
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	1,340,000	1,304,222
4.70%, 2/8/2027	671,000	667,068
5.80%, 3/15/2030	2,487,000	2,494,237
6.60%, 9/15/2029	1,637,000	1,685,930
6.65%, 3/15/2031 (a)	1,459,000	1,502,522
7.75%, 9/16/2027 (a)	1,662,000	1,742,574
7.75%, 1/15/2029	1,245,000	1,325,589
7.95%, 6/13/2028	963,000	1,030,111
Blue Owl Technology Finance Corp.:
2.50%, 1/15/2027	1,772,000	1,697,629
6.10%, 3/15/2028 (b)	1,991,000	2,000,915
6.75%, 4/4/2029	1,636,000	1,669,293
Carlyle Secured Lending, Inc. 6.75%, 2/18/2030	1,572,000	1,606,725
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (a)	1,836,000	1,903,730
FS KKR Capital Corp.:
2.63%, 1/15/2027	1,604,000	1,539,343
3.13%, 10/12/2028	2,384,000	2,185,127
3.25%, 7/15/2027	1,057,000	1,013,621
6.13%, 1/15/2030 (a)	1,914,000	1,904,162
6.88%, 8/15/2029	921,000	944,845
7.88%, 1/15/2029 (a)	1,187,000	1,253,579
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	1,693,000	1,732,142
Goldman Sachs Private Credit Corp.:
5.88%, 5/6/2028 (b)	2,285,000	2,308,558
6.25%, 5/6/2030 (a) (b)	1,458,000	1,478,514
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	1,852,000	1,764,938
6.00%, 7/15/2029	1,923,000	1,948,749
7.05%, 12/5/2028 (a)	2,053,000	2,158,134
Golub Capital Private Credit Fund:
5.80%, 9/12/2029	1,519,000	1,517,906
5.88%, 5/1/2030 (a)	847,000	846,348
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031	3,300,000	3,338,346
6.38%, 7/1/2034	1,825,000	1,826,643
6.75%, 7/15/2035	1,995,000	2,031,429
HPS Corporate Lending Fund:
5.30%, 6/5/2027 (a) (b)	500,000	500,815

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.45%, 1/14/2028 (a)	$3,263,000	$3,273,376
5.85%, 6/5/2030 (a) (b)	3,295,000	3,289,926
5.95%, 4/14/2032 (a)	1,466,000	1,458,333
6.25%, 9/30/2029	1,385,000	1,410,983
6.75%, 1/30/2029	1,484,000	1,534,456
Main Street Capital Corp.:
6.50%, 6/4/2027	1,386,000	1,417,490
6.95%, 3/1/2029 (a)	844,000	878,536
Morgan Stanley Direct Lending Fund:
4.50%, 2/11/2027	1,893,000	1,880,847
6.00%, 5/19/2030	1,904,000	1,913,158
MSD Investment Corp. 6.25%, 5/31/2030 (b)	1,467,000	1,454,061
New Mountain Finance Corp.:
6.20%, 10/15/2027	1,846,000	1,867,506
6.88%, 2/1/2029 (a)	2,138,000	2,177,703
North Haven Private Income Fund LLC 5.75%, 2/1/2030	1,747,000	1,739,191
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030 (a)	1,662,000	1,706,857
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	1,436,000	1,376,822
6.34%, 2/27/2030	300,000	297,111
7.10%, 2/15/2029 (a)	2,469,000	2,539,194
Oaktree Strategic Credit Fund:
6.50%, 7/23/2029	1,923,000	1,969,864
8.40%, 11/14/2028	1,054,000	1,136,370
Sixth Street Lending Partners:
5.75%, 1/15/2030	1,401,000	1,403,774
6.13%, 7/15/2030 (b)	1,608,000	1,637,796
6.50%, 3/11/2029	1,699,000	1,754,268
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030	756,000	758,124
6.95%, 8/14/2028	2,988,000	3,145,049
		172,568,782
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029 (a)	1,642,000	1,621,721
6.00%, 6/17/2034 (a)	1,994,000	2,091,307
6.55%, 11/29/2027	2,051,000	2,138,106
6.80%, 11/29/2032 (a)	1,167,000	1,282,743
Gerdau Trade, Inc. 5.75%, 6/9/2035	1,750,000	1,750,840
Nucor Corp.:
2.70%, 6/1/2030	1,546,000	1,428,241
3.13%, 4/1/2032 (a)	1,095,000	996,844
4.30%, 5/23/2027	1,569,000	1,574,162
4.65%, 6/1/2030 (a)	1,998,000	2,013,405
Reliance, Inc. 2.15%, 8/15/2030	1,363,000	1,208,068
Security Description	Principal Amount	Value
Steel Dynamics, Inc.:
1.65%, 10/15/2027	$858,000	$808,725
3.45%, 4/15/2030 (a)	1,228,000	1,168,602
5.38%, 8/15/2034 (a)	1,822,000	1,848,565
Vale Overseas Ltd.:
3.75%, 7/8/2030	2,839,000	2,680,300
6.13%, 6/12/2033 (a)	2,904,000	3,043,276
8.25%, 1/17/2034	230,000	275,542
		25,930,447
IT SERVICES — 0.9%
Accenture Capital, Inc.:
3.90%, 10/4/2027	864,000	861,589
4.05%, 10/4/2029	3,371,000	3,348,819
4.25%, 10/4/2031	4,926,000	4,875,262
4.50%, 10/4/2034	13,000	12,647
Apple, Inc.:
4.00%, 5/10/2028	1,324,000	1,328,422
4.00%, 5/12/2028	3,191,000	3,197,605
4.15%, 5/10/2030	1,145,000	1,156,759
4.20%, 5/12/2030	2,144,000	2,153,820
4.30%, 5/10/2033 (a)	1,848,000	1,852,916
4.50%, 5/12/2032 (a)	3,341,000	3,382,662
4.75%, 5/12/2035 (a)	2,641,000	2,662,075
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	1,425,000	1,460,981
5.95%, 4/15/2035 (a)	4,537,000	4,628,784
CGI, Inc. 4.95%, 3/14/2030 (b)	1,878,000	1,897,494
Dell International LLC/EMC Corp.:
4.35%, 2/1/2030	1,849,000	1,833,579
4.75%, 4/1/2028	3,583,000	3,625,638
5.00%, 4/1/2030	1,909,000	1,939,773
5.30%, 4/1/2032	1,351,000	1,379,547
5.40%, 4/15/2034	1,908,000	1,942,611
5.50%, 4/1/2035	1,617,000	1,633,316
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	1,851,000	1,918,561
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027 (a)	3,377,000	3,380,580
4.45%, 9/25/2026	2,107,000	2,110,477
4.55%, 10/15/2029	2,827,000	2,813,119
4.85%, 10/15/2031	3,277,000	3,263,269
5.00%, 10/15/2034	3,025,000	2,935,036
5.25%, 7/1/2028	1,207,000	1,237,344
HP, Inc.:
5.40%, 4/25/2030	1,356,000	1,392,544
6.10%, 4/25/2035	1,862,000	1,927,207
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	116,000	116,717
4.60%, 2/5/2029	1,192,000	1,203,741
4.75%, 2/5/2031	1,630,000	1,651,337

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.90%, 2/5/2034	$1,491,000	$1,487,258
International Business Machines Corp.:
4.65%, 2/10/2028	2,697,000	2,727,962
4.80%, 2/10/2030	1,445,000	1,468,134
5.00%, 2/10/2032	1,732,000	1,767,125
5.20%, 2/10/2035	1,938,000	1,965,946
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	1,566,000	1,673,177
Leidos, Inc.:
5.40%, 3/15/2032 (a)	1,239,000	1,267,906
5.50%, 3/15/2035	1,208,000	1,226,374
NetApp, Inc.:
5.50%, 3/17/2032	1,852,000	1,910,227
5.70%, 3/17/2035	1,407,000	1,445,242
		86,063,582
LEISURE TIME — 0.2%
Brunswick Corp.:
2.40%, 8/18/2031	3,536,000	3,008,676
4.40%, 9/15/2032 (a)	1,196,000	1,116,215
5.85%, 3/18/2029 (a)	1,886,000	1,943,919
Polaris, Inc. 6.95%, 3/15/2029 (a)	7,689,000	8,083,369
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	1,358,000	1,322,678
7.50%, 10/15/2027 (a)	1,800,000	1,901,952
		17,376,809
LODGING — 0.6%
Choice Hotels International, Inc.:
3.70%, 12/1/2029 (a)	1,473,000	1,400,307
3.70%, 1/15/2031	1,573,000	1,459,681
5.85%, 8/1/2034	1,663,000	1,676,670
Hyatt Hotels Corp.:
4.38%, 9/15/2028	904,000	900,863
5.05%, 3/30/2028	942,000	952,258
5.38%, 12/15/2031	1,850,000	1,879,341
5.50%, 6/30/2034	1,532,000	1,533,777
5.75%, 1/30/2027	1,022,000	1,043,155
5.75%, 4/23/2030	1,600,000	1,654,784
5.75%, 3/30/2032 (a)	1,985,000	2,038,158
Las Vegas Sands Corp.:
3.50%, 8/18/2026	1,648,000	1,624,961
3.90%, 8/8/2029	1,978,000	1,881,849
5.63%, 6/15/2028	1,995,000	2,035,479
6.00%, 8/15/2029	1,864,000	1,915,018
6.00%, 6/14/2030	1,750,000	1,804,950
6.20%, 8/15/2034	1,281,000	1,308,670
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (a)	946,000	804,772
Series HH, 2.85%, 4/15/2031	1,762,000	1,600,284
Security Description	Principal Amount	Value
Series GG, 3.50%, 10/15/2032	$1,757,000	$1,597,623
Series X, 4.00%, 4/15/2028	1,696,000	1,680,346
Series FF, 4.63%, 6/15/2030	1,650,000	1,655,346
Series AA, 4.65%, 12/1/2028	1,901,000	1,914,383
4.80%, 3/15/2030	1,657,000	1,673,206
4.88%, 5/15/2029	1,955,000	1,983,074
4.90%, 4/15/2029 (a)	1,810,000	1,840,915
5.00%, 10/15/2027	680,000	691,104
5.10%, 4/15/2032 (a)	1,363,000	1,380,555
5.30%, 5/15/2034	1,989,000	2,012,828
5.45%, 9/15/2026	653,000	660,405
5.55%, 10/15/2028	1,541,000	1,598,017
Sands China Ltd.:
2.30%, 3/8/2027 (a)	1,650,000	1,582,647
2.85%, 3/8/2029 (a)	1,752,000	1,608,616
3.25%, 8/8/2031 (a)	1,628,000	1,435,929
4.38%, 6/18/2030 (a)	1,638,000	1,565,928
5.40%, 8/8/2028	3,141,000	3,165,311
		55,561,210
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 3.80%, 4/3/2028 (a)	1,789,000	1,789,000
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027	1,579,000	1,482,634
Series MTN, 1.70%, 1/8/2027	1,943,000	1,875,928
2.40%, 8/9/2026	1,094,000	1,073,323
Series MTN, 3.60%, 8/12/2027	1,318,000	1,305,295
4.38%, 8/16/2029 (a)	1,552,000	1,563,547
4.40%, 10/15/2027	1,576,000	1,586,244
4.40%, 3/3/2028	1,650,000	1,662,606
4.45%, 10/16/2026	783,000	786,962
4.50%, 1/7/2027	1,290,000	1,299,494
4.50%, 1/8/2027	909,000	914,654
4.60%, 11/15/2027	1,886,000	1,908,179
4.70%, 11/15/2029	1,861,000	1,895,242
4.80%, 1/8/2030 (a)	1,934,000	1,980,610
4.85%, 2/27/2029 (a)	1,499,000	1,533,012
5.00%, 5/14/2027	1,760,000	1,789,515
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	508,000	447,650
2.60%, 9/19/2029	2,000	1,878
2.60%, 4/9/2030	1,700,000	1,580,592
5.20%, 5/15/2035	3,094,000	3,153,188
Eaton Capital ULC 4.45%, 5/9/2030	1,532,000	1,539,246
Oshkosh Corp.:
3.10%, 3/1/2030	257,000	240,750

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.60%, 5/15/2028	$1,879,000	$1,881,499
		33,291,048
MACHINERY-DIVERSIFIED — 1.2%
AGCO Corp.:
5.45%, 3/21/2027	1,477,000	1,497,885
5.80%, 3/21/2034 (a)	1,950,000	1,979,152
CNH Industrial Capital LLC:
1.45%, 7/15/2026	1,908,000	1,847,993
4.50%, 10/8/2027	1,099,000	1,102,396
4.55%, 4/10/2028	1,805,000	1,812,401
4.75%, 3/21/2028	1,412,000	1,422,675
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	1,599,000	1,583,426
Deere & Co.:
3.10%, 4/15/2030	1,687,000	1,603,747
5.38%, 10/16/2029	1,212,000	1,268,079
5.45%, 1/16/2035 (a)	1,834,000	1,910,074
7.13%, 3/3/2031	1,133,000	1,293,512
Dover Corp. 2.95%, 11/4/2029	1,664,000	1,568,337
Flowserve Corp.:
2.80%, 1/15/2032	3,241,000	2,820,610
3.50%, 10/1/2030	1,772,000	1,660,063
IDEX Corp.:
2.63%, 6/15/2031	1,739,000	1,551,258
3.00%, 5/1/2030	1,597,000	1,485,130
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	2,020,000	2,073,611
5.20%, 6/15/2027	1,832,000	1,861,917
5.31%, 6/15/2031 (a)	1,589,000	1,645,727
5.40%, 8/14/2028	1,488,000	1,533,875
5.70%, 8/14/2033	1,052,000	1,101,423
John Deere Capital Corp.:
Series MTN, 1.30%, 10/13/2026	1,558,000	1,504,280
1.45%, 1/15/2031 (a)	1,153,000	995,016
Series MTN, 1.50%, 3/6/2028	1,310,000	1,226,789
Series MTN, 1.70%, 1/11/2027 (a)	1,480,000	1,428,807
Series MTN, 1.75%, 3/9/2027	1,956,000	1,883,041
Series MTN, 2.00%, 6/17/2031	1,849,000	1,620,020
Series MTN, 2.35%, 3/8/2027	1,595,000	1,551,504
Series MTN, 2.45%, 1/9/2030	1,348,000	1,249,475
Series MTN, 2.80%, 9/8/2027 (a)	1,675,000	1,630,914
Series MTN, 2.80%, 7/18/2029	928,000	879,187
Series MTN, 3.05%, 1/6/2028	1,408,000	1,374,630
Security Description	Principal Amount	Value
Series MTN, 3.35%, 4/18/2029	$1,670,000	$1,621,871
Series MTN, 3.45%, 3/7/2029 (a)	1,578,000	1,540,396
Series MTN, 3.90%, 6/7/2032	1,601,000	1,541,187
Series MTN, 4.15%, 9/15/2027 (a)	1,768,000	1,771,748
4.20%, 7/15/2027	1,277,000	1,280,512
Series I, 4.25%, 6/5/2028	2,000,000	2,012,020
Series MTN, 4.35%, 9/15/2032 (a)	1,712,000	1,692,363
4.40%, 9/8/2031	1,967,000	1,963,223
4.50%, 1/16/2029	1,782,000	1,801,388
Series I, 4.55%, 6/5/2030	2,500,000	2,524,100
4.65%, 1/7/2028 (a)	1,431,000	1,452,794
Series MTN, 4.75%, 1/20/2028	1,924,000	1,955,477
Series MTN, 4.85%, 3/5/2027	1,499,000	1,518,937
Series MTN, 4.85%, 6/11/2029	1,965,000	2,013,496
Series MTN, 4.85%, 10/11/2029	768,000	789,028
Series MTN, 4.90%, 6/11/2027 (a)	856,000	869,739
Series MTN, 4.90%, 3/3/2028	5,595,000	5,716,356
Series MTN, 4.90%, 3/7/2031 (a)	1,611,000	1,650,631
Series MTN, 4.95%, 7/14/2028 (a)	2,634,000	2,698,006
Series MTN, 5.10%, 4/11/2034	1,591,000	1,625,477
Series I, 5.15%, 9/8/2033 (a)	1,533,000	1,584,723
Nordson Corp.:
4.50%, 12/15/2029 (a)	2,716,000	2,717,114
5.60%, 9/15/2028 (a)	2,250,000	2,320,110
5.80%, 9/15/2033 (a)	327,000	345,868
nVent Finance SARL:
2.75%, 11/15/2031	1,847,000	1,603,085
4.55%, 4/15/2028	3,507,000	3,510,717
5.65%, 5/15/2033	922,000	938,827
Otis Worldwide Corp.:
2.29%, 4/5/2027 (a)	345,000	334,012
5.13%, 11/19/2031	1,862,000	1,917,506
5.25%, 8/16/2028	2,164,000	2,226,886
Rockwell Automation, Inc. 1.75%, 8/15/2031	1,833,000	1,574,730
Westinghouse Air Brake Technologies Corp.:
3.45%, 11/15/2026	50,000	49,378
4.70%, 9/15/2028	2,461,000	2,474,954
4.90%, 5/29/2030	1,255,000	1,271,804
5.50%, 5/29/2035 (a)	3,599,000	3,651,833
5.61%, 3/11/2034	1,903,000	1,969,795

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Xylem, Inc.:
1.95%, 1/30/2028	$1,471,000	$1,390,477
3.25%, 11/1/2026 (a)	1,741,000	1,715,285
		119,602,807
MEDIA — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	1,854,000	1,708,554
2.30%, 2/1/2032 (a)	2,507,000	2,113,301
2.80%, 4/1/2031	2,674,000	2,384,299
3.75%, 2/15/2028	1,792,000	1,757,199
4.20%, 3/15/2028	3,295,000	3,265,740
4.40%, 4/1/2033	2,227,000	2,094,917
5.05%, 3/30/2029	2,069,000	2,089,793
6.10%, 6/1/2029	1,904,000	1,993,602
6.15%, 11/10/2026	1,926,000	1,963,326
6.55%, 6/1/2034	2,920,000	3,113,829
6.65%, 2/1/2034	2,320,000	2,482,585
Comcast Corp.:
1.50%, 2/15/2031 (a)	2,195,000	1,873,762
1.95%, 1/15/2031	1,893,000	1,658,609
2.35%, 1/15/2027	2,280,000	2,217,779
2.65%, 2/1/2030	3,924,000	3,645,082
3.15%, 2/15/2028	2,705,000	2,635,508
3.30%, 2/1/2027	1,691,000	1,667,833
3.30%, 4/1/2027	1,772,000	1,745,615
3.40%, 4/1/2030	2,375,000	2,279,097
3.55%, 5/1/2028 (a)	1,207,000	1,186,976
4.15%, 10/15/2028	7,172,000	7,159,234
4.20%, 8/15/2034 (a)	466,000	440,333
4.25%, 10/15/2030	3,503,000	3,485,345
4.25%, 1/15/2033	2,272,000	2,194,911
4.55%, 1/15/2029	1,305,000	1,319,603
4.65%, 2/15/2033 (a)	1,669,000	1,656,299
4.80%, 5/15/2033	5,173,000	5,158,309
4.95%, 5/15/2032	1,211,000	1,231,357
5.10%, 6/1/2029 (a)	2,403,000	2,480,352
5.30%, 6/1/2034 (a)	2,291,000	2,346,992
5.30%, 5/15/2035 (a)	4,963,000	5,055,858
5.50%, 11/15/2032 (a)	1,070,000	1,122,590
7.05%, 3/15/2033	1,792,000	2,037,289
Discovery Communications LLC 3.95%, 3/20/2028	1,725,000	1,647,651
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	1,186,000	1,157,880
3.45%, 3/1/2032	1,316,000	1,199,192
Fox Corp.:
3.50%, 4/8/2030 (a)	1,595,000	1,526,000
4.71%, 1/25/2029	2,965,000	2,990,351
6.50%, 10/13/2033	2,237,000	2,419,181
Security Description	Principal Amount	Value
Grupo Televisa SAB 8.50%, 3/11/2032 (a)	$1,978,000	$2,206,182
Paramount Global:
2.90%, 1/15/2027	1,103,000	1,073,484
3.38%, 2/15/2028	889,000	860,010
3.70%, 6/1/2028	1,415,000	1,375,210
4.20%, 6/1/2029	1,859,000	1,809,606
4.20%, 5/19/2032	1,523,000	1,390,743
4.95%, 1/15/2031	2,159,000	2,098,505
5.50%, 5/15/2033	1,957,000	1,889,327
7.88%, 7/30/2030	1,503,000	1,666,632
TCI Communications, Inc. 7.13%, 2/15/2028	1,526,000	1,635,567
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	1,983,000	2,306,963
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	1,904,000	1,857,695
Series MTN, 2.95%, 6/15/2027	1,240,000	1,218,536
Series MTN, 7.00%, 3/1/2032	1,175,000	1,341,909
Walt Disney Co.:
2.20%, 1/13/2028	1,842,000	1,765,870
2.65%, 1/13/2031 (a)	4,578,000	4,220,000
3.38%, 11/15/2026	1,090,000	1,080,234
3.70%, 3/23/2027	1,693,000	1,690,562
3.80%, 3/22/2030 (a)	2,167,000	2,133,628
6.55%, 3/15/2033	1,304,000	1,471,394
		125,598,190
METAL FABRICATE & HARDWARE — 0.0% *
Timken Co. 4.13%, 4/1/2032	1,550,000	1,453,513
MINING — 0.6%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	1,430,000	1,368,610
3.75%, 10/1/2030	1,658,000	1,554,425
BHP Billiton Finance USA Ltd.:
4.90%, 2/28/2033	1,523,000	1,527,904
5.00%, 2/21/2030	3,589,000	3,678,689
5.10%, 9/8/2028	2,144,000	2,199,187
5.13%, 2/21/2032	1,605,000	1,643,632
5.25%, 9/8/2026	1,821,000	1,842,652
5.25%, 9/8/2030	1,862,000	1,931,099
5.25%, 9/8/2033	1,897,000	1,942,054
5.30%, 2/21/2035	1,500,000	1,530,945
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,469,000	1,451,445
4.25%, 3/1/2030	1,479,000	1,450,278
4.38%, 8/1/2028 (a)	1,859,000	1,848,868
5.00%, 9/1/2027	849,000	849,696
5.25%, 9/1/2029 (a)	1,542,000	1,567,196
5.40%, 11/14/2034 (a)	618,000	628,012

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Kinross Gold Corp.:
4.50%, 7/15/2027	$2,208,000	$2,210,981
6.25%, 7/15/2033	1,394,000	1,498,954
Newmont Corp.:
2.60%, 7/15/2032 (a)	1,463,000	1,298,295
2.80%, 10/1/2029	1,865,000	1,763,805
Newmont Corp./Newcrest Finance Pty. Ltd.:
3.25%, 5/13/2030	3,472,000	3,312,288
5.35%, 3/15/2034	1,426,000	1,463,661
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	1,225,000	1,328,121
7.25%, 3/15/2031	1,694,000	1,942,628
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	2,043,000	2,212,508
Rio Tinto Finance USA PLC:
4.38%, 3/12/2027 (a)	655,000	658,563
4.50%, 3/14/2028	3,696,000	3,724,829
4.88%, 3/14/2030	1,977,000	2,015,986
5.00%, 3/14/2032	1,875,000	1,907,119
5.00%, 3/9/2033	1,288,000	1,305,169
5.25%, 3/14/2035	2,319,000	2,358,840
Yamana Gold, Inc. 2.63%, 8/15/2031	1,977,000	1,744,762
		57,761,201
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 2.25%, 9/19/2026 (a)	4,834,000	4,717,259
2.38%, 8/26/2029	1,759,000	1,630,910
2.88%, 10/15/2027 (a)	633,000	615,054
3.05%, 4/15/2030	1,695,000	1,593,063
Series MTN, 3.38%, 3/1/2029 (a)	271,000	262,393
Series MTN, 3.63%, 9/14/2028	244,000	239,933
4.80%, 3/15/2030 (a)	1,345,000	1,367,340
Carlisle Cos., Inc.:
2.20%, 3/1/2032	1,572,000	1,330,226
2.75%, 3/1/2030	1,580,000	1,460,094
3.75%, 12/1/2027 (a)	1,504,000	1,483,831
Eaton Corp.:
3.10%, 9/15/2027	1,409,000	1,383,145
4.00%, 11/2/2032 (a)	1,322,000	1,277,488
4.15%, 3/15/2033 (a)	1,892,000	1,837,700
4.35%, 5/18/2028	8,520,000	8,587,990
Illinois Tool Works, Inc. 2.65%, 11/15/2026 (a)	1,513,000	1,488,005
Parker-Hannifin Corp.:
3.25%, 6/14/2029	1,773,000	1,702,825
Series MTN, 4.20%, 11/21/2034 (a)	549,000	523,351
4.25%, 9/15/2027	2,230,000	2,237,024
4.50%, 9/15/2029	2,535,000	2,560,020
Security Description	Principal Amount	Value
Pentair Finance SARL:
4.50%, 7/1/2029	$1,623,000	$1,620,371
5.90%, 7/15/2032	1,372,000	1,433,479
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	125,000	118,679
2.75%, 4/1/2031	1,386,000	1,257,726
Textron, Inc.:
2.45%, 3/15/2031	1,118,000	992,270
3.38%, 3/1/2028	1,668,000	1,626,717
3.65%, 3/15/2027	1,839,000	1,815,773
3.90%, 9/17/2029	106,000	103,484
6.10%, 11/15/2033	1,767,000	1,883,339
		47,149,489
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	2,545,000	2,481,706
3.25%, 2/15/2029	1,651,000	1,564,983
3.57%, 12/1/2031	2,702,000	2,489,893
4.25%, 4/1/2028	1,645,000	1,631,494
5.10%, 3/1/2030	1,135,000	1,145,011
5.55%, 8/22/2034 (a)	808,000	811,652
		10,124,739
OIL & GAS — 2.9%
APA Corp.:
4.25%, 1/15/2030 (b)	404,000	386,442
6.10%, 2/15/2035 (a) (b)	1,137,000	1,112,668
Apache Corp. 4.38%, 10/15/2028	839	805
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	1,339,000	1,176,968
2.72%, 1/12/2032	3,212,000	2,872,620
3.02%, 1/16/2027 (a)	1,130,000	1,110,790
3.54%, 4/6/2027 (a)	1,384,000	1,370,354
3.59%, 4/14/2027 (a)	1,134,000	1,123,080
3.63%, 4/6/2030 (a)	2,521,000	2,447,236
3.94%, 9/21/2028 (a)	2,172,000	2,155,297
4.23%, 11/6/2028 (a)	9,526,000	9,534,002
4.70%, 4/10/2029	1,848,000	1,875,572
4.81%, 2/13/2033	3,676,000	3,670,670
4.87%, 11/25/2029 (a)	2,125,000	2,171,155
4.89%, 9/11/2033 (a)	1,909,000	1,912,016
4.99%, 4/10/2034	1,917,000	1,928,598
5.02%, 11/17/2027 (a)	3,386,000	3,448,743
5.23%, 11/17/2034 (a)	3,217,000	3,270,756
BP Capital Markets PLC:
3.28%, 9/19/2027	1,582,000	1,552,622
3.72%, 11/28/2028	1,488,000	1,464,385
Burlington Resources LLC 7.20%, 8/15/2031	1,420,000	1,617,110
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030	1,314,000	1,206,173
3.85%, 6/1/2027	2,121,000	2,100,405

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.45%, 6/30/2033	$1,615,000	$1,714,016
7.20%, 1/15/2032	1,260,000	1,387,235
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (a)	1,993,000	1,722,291
4.25%, 4/15/2027	2,944,000	2,934,874
Chevron Corp.:
2.00%, 5/11/2027 (a)	1,586,000	1,532,361
2.24%, 5/11/2030 (a)	2,685,000	2,452,667
Chevron USA, Inc.:
1.02%, 8/12/2027 (a)	952,000	895,737
3.25%, 10/15/2029	1,877,000	1,820,934
4.41%, 2/26/2027	1,568,000	1,581,140
4.48%, 2/26/2028 (a)	1,993,000	2,016,776
4.69%, 4/15/2030	2,844,000	2,902,160
4.82%, 4/15/2032	1,404,000	1,432,417
4.98%, 4/15/2035	1,679,000	1,699,349
ConocoPhillips Co.:
4.70%, 1/15/2030	2,425,000	2,458,659
4.85%, 1/15/2032 (a)	1,514,000	1,530,397
5.00%, 1/15/2035 (a)	2,292,000	2,290,533
5.05%, 9/15/2033 (a)	1,648,000	1,677,713
5.90%, 10/15/2032	533,000	574,755
6.95%, 4/15/2029	1,396,000	1,531,105
Continental Resources, Inc. 4.38%, 1/15/2028	3,975,000	3,919,429
Coterra Energy, Inc.:
3.90%, 5/15/2027	1,965,000	1,940,870
4.38%, 3/15/2029 (a)	1,924,000	1,904,491
5.60%, 3/15/2034 (a)	1,674,000	1,687,844
Devon Energy Corp.:
4.50%, 1/15/2030 (a)	935,000	924,528
5.20%, 9/15/2034 (a)	2,023,000	1,964,697
5.25%, 10/15/2027	630,000	631,191
5.88%, 6/15/2028	687,000	687,199
7.88%, 9/30/2031 (a)	2,168,000	2,497,363
7.95%, 4/15/2032	1,302,000	1,494,852
Diamondback Energy, Inc.:
3.13%, 3/24/2031	5,840,000	5,352,710
3.25%, 12/1/2026	953,000	939,315
3.50%, 12/1/2029	515,000	492,500
5.15%, 1/30/2030	56,000	57,240
5.20%, 4/18/2027	1,808,000	1,833,240
5.40%, 4/18/2034 (a)	4,114,000	4,124,326
5.55%, 4/1/2035	1,926,000	1,946,801
6.25%, 3/15/2033	1,906,000	2,030,023
Eni USA, Inc. 7.30%, 11/15/2027	1,240,000	1,319,224
EOG Resources, Inc.:
4.38%, 4/15/2030	1,806,000	1,806,199
4.40%, 7/15/2028 (c)	2,225,000	2,238,372
5.00%, 7/15/2032 (c)	3,000,000	3,035,280
EQT Corp.:
3.90%, 10/1/2027	251,000	247,622
5.00%, 1/15/2029	1,947,000	1,962,498
5.70%, 4/1/2028	3,105,000	3,192,344
Security Description	Principal Amount	Value
5.75%, 2/1/2034 (a)	$5,050,000	$5,219,932
6.38%, 4/1/2029 (b)	600,000	618,708
7.00%, 2/1/2030	1,882,000	2,038,074
Expand Energy Corp.:
4.75%, 2/1/2032 (a)	1,906,000	1,850,802
5.38%, 2/1/2029	1,333,000	1,334,760
5.38%, 3/15/2030	2,116,000	2,123,173
5.70%, 1/15/2035	1,665,000	1,690,624
Exxon Mobil Corp.:
2.28%, 8/16/2026 (a)	269,000	263,752
2.44%, 8/16/2029 (a)	2,091,000	1,970,872
2.61%, 10/15/2030 (a)	4,709,000	4,358,650
3.48%, 3/19/2030	5,903,000	5,739,310
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (a)	3,430,000	2,868,235
4.65%, 12/1/2027 (a) (b)	1,267,000	1,255,192
4.85%, 12/1/2029 (a) (b)	1,083,000	1,033,355
5.50%, 12/1/2034 (a) (b)	2,347,000	2,134,831
Hess Corp.:
7.13%, 3/15/2033	1,478,000	1,674,382
7.30%, 8/15/2031	1,289,000	1,462,860
7.88%, 10/1/2029	1,421,000	1,599,009
HF Sinclair Corp.:
4.50%, 10/1/2030	1,568,000	1,520,991
5.75%, 1/15/2031 (a)	3,484,000	3,568,243
6.25%, 1/15/2035 (a)	1,685,000	1,710,764
Marathon Petroleum Corp.:
3.80%, 4/1/2028	934,000	921,008
5.13%, 12/15/2026	1,576,000	1,589,648
5.15%, 3/1/2030 (a)	1,666,000	1,698,704
5.70%, 3/1/2035 (a)	1,853,000	1,878,812
Occidental Petroleum Corp.:
5.00%, 8/1/2027	1,956,000	1,974,562
5.20%, 8/1/2029	2,174,000	2,181,196
5.38%, 1/1/2032	1,894,000	1,880,306
5.55%, 10/1/2034 (a)	4,986,370	4,893,374
6.13%, 1/1/2031	3,258,000	3,378,285
6.38%, 9/1/2028	1,596,000	1,660,000
6.63%, 9/1/2030	2,581,000	2,729,743
7.50%, 5/1/2031	1,775,000	1,954,790
7.88%, 9/15/2031	1,669,000	1,874,788
8.50%, 7/15/2027	1,373,000	1,454,474
8.88%, 7/15/2030	1,670,000	1,912,150
Ovintiv, Inc.:
5.65%, 5/15/2028 (a)	1,487,000	1,529,023
6.25%, 7/15/2033 (a)	1,513,000	1,561,688
6.50%, 8/15/2034	275,000	285,549
7.20%, 11/1/2031	1,796,000	1,950,869
7.38%, 11/1/2031	1,549,000	1,692,670
8.13%, 9/15/2030	1,253,500	1,422,171
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	1,668,000	1,615,341
5.15%, 11/15/2029 (a)	4,049,000	3,990,047
7.15%, 10/1/2033 (a)	4,655,000	4,765,929

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Phillips 66 Co.:
2.15%, 12/15/2030	$1,907,000	$1,680,010
3.15%, 12/15/2029	1,973,000	1,870,108
3.55%, 10/1/2026	976,000	965,498
3.75%, 3/1/2028	1,514,000	1,491,714
3.90%, 3/15/2028	4,242,000	4,198,774
4.65%, 11/15/2034	917,000	875,295
4.95%, 12/1/2027	1,667,000	1,692,722
5.25%, 6/15/2031	2,033,000	2,089,375
5.30%, 6/30/2033	1,584,000	1,602,580
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	2,117,000	1,876,975
2.15%, 1/15/2031 (a)	1,781,000	1,581,706
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	2,906,000	2,702,871
2.75%, 4/6/2030	3,359,000	3,150,943
Shell International Finance BV:
2.50%, 9/12/2026	4,652,000	4,572,125
2.75%, 4/6/2030	1,400,000	1,313,312
3.88%, 11/13/2028 (a)	2,618,000	2,609,963
Suncor Energy, Inc. 7.15%, 2/1/2032 (a)	1,265,000	1,396,838
TotalEnergies Capital International SA:
2.83%, 1/10/2030 (a)	1,995,000	1,889,963
3.46%, 2/19/2029	2,785,000	2,722,560
TotalEnergies Capital SA:
3.88%, 10/11/2028	1,757,000	1,748,724
4.72%, 9/10/2034 (a)	2,042,000	2,028,788
5.15%, 4/5/2034 (a)	1,830,000	1,874,469
Valero Energy Corp.:
2.15%, 9/15/2027	876,000	835,459
2.80%, 12/1/2031	1,711,000	1,524,518
4.00%, 4/1/2029	1,473,000	1,446,736
4.35%, 6/1/2028	1,911,000	1,911,306
5.15%, 2/15/2030	1,296,000	1,322,335
7.50%, 4/15/2032	1,551,000	1,774,018
Woodside Finance Ltd.:
4.90%, 5/19/2028	997,000	1,003,112
5.10%, 9/12/2034 (a)	2,188,000	2,109,932
5.40%, 5/19/2030	2,518,000	2,552,497
5.70%, 5/19/2032	1,594,000	1,622,341
6.00%, 5/19/2035	3,299,000	3,369,368
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	103,323
		294,235,648
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (a)	1,676,000	1,624,279
3.14%, 11/7/2029	1,852,000	1,766,827
3.34%, 12/15/2027	2,410,000	2,361,969
Security Description	Principal Amount	Value
Halliburton Co. 2.92%, 3/1/2030 (a)	$1,665,000	$1,549,332
NOV, Inc. 3.60%, 12/1/2029 (a)	976,000	936,277
Schlumberger Investment SA 2.65%, 6/26/2030	1,010,000	929,149
		9,167,833
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc.:
4.50%, 5/15/2028 (a)	206,000	206,235
5.63%, 5/26/2033	1,561,000	1,617,805
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (a)	1,806,000	1,642,431
2.69%, 5/25/2031 (a)	1,570,000	1,405,731
3.10%, 9/15/2026	399,000	392,265
4.80%, 3/17/2028 (b)	600,000	604,566
5.10%, 3/17/2030 (b)	1,137,000	1,156,363
5.50%, 3/17/2035 (b)	1,899,000	1,927,238
Amcor Group Finance PLC 5.45%, 5/23/2029	1,740,000	1,789,607
AptarGroup, Inc. 3.60%, 3/15/2032	1,769,000	1,630,399
Berry Global, Inc.:
1.65%, 1/15/2027	1,895,000	1,817,836
5.50%, 4/15/2028	1,204,000	1,235,220
5.65%, 1/15/2034	34,000	35,161
5.80%, 6/15/2031	1,591,000	1,673,112
Packaging Corp. of America:
3.00%, 12/15/2029 (a)	1,702,000	1,606,552
3.40%, 12/15/2027	437,000	427,810
5.70%, 12/1/2033	1,600,000	1,670,544
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	1,516,000	1,554,112
5.44%, 4/3/2034	1,815,000	1,847,779
Smurfit Westrock Financing DAC 5.42%, 1/15/2035 (a)	994,000	1,006,514
Sonoco Products Co.:
2.25%, 2/1/2027	1,497,000	1,445,294
2.85%, 2/1/2032 (a)	1,431,000	1,258,450
3.13%, 5/1/2030	1,986,000	1,851,170
4.45%, 9/1/2026	1,969,000	1,967,129
4.60%, 9/1/2029	1,903,000	1,898,623
5.00%, 9/1/2034 (a)	103,000	100,235
WestRock MWV LLC:
7.95%, 2/15/2031	808,000	935,769
8.20%, 1/15/2030	1,433,000	1,640,040
WRKCo, Inc.:
3.00%, 6/15/2033 (a)	136,000	118,912
3.38%, 9/15/2027	1,717,000	1,678,041
3.90%, 6/1/2028	21,000	20,725
4.00%, 3/15/2028	1,773,000	1,756,281
4.20%, 6/1/2032	1,208,000	1,160,767

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.90%, 3/15/2029 (a)	$1,520,000	$1,539,562
		42,618,278
PHARMACEUTICALS — 3.7%
AbbVie, Inc.:
2.95%, 11/21/2026	9,360,000	9,207,900
3.20%, 11/21/2029	11,475,000	10,973,543
4.25%, 11/14/2028	2,995,000	3,009,795
4.55%, 3/15/2035	2,911,000	2,826,668
4.65%, 3/15/2028 (a)	2,223,000	2,255,456
4.80%, 3/15/2027	3,520,000	3,554,883
4.80%, 3/15/2029 (a)	4,898,000	4,993,854
4.88%, 3/15/2030	2,445,000	2,504,462
4.95%, 3/15/2031	5,224,000	5,361,026
5.05%, 3/15/2034	5,797,000	5,902,969
5.20%, 3/15/2035	1,398,000	1,428,211
Astrazeneca Finance LLC:
1.75%, 5/28/2028 (a)	2,362,000	2,214,800
2.25%, 5/28/2031 (a)	1,416,000	1,267,362
4.80%, 2/26/2027 (a)	1,985,000	2,007,470
4.85%, 2/26/2029	2,154,000	2,201,927
4.88%, 3/3/2028	3,012,000	3,078,384
4.88%, 3/3/2033	2,285,000	2,324,188
4.90%, 3/3/2030	1,315,000	1,348,782
4.90%, 2/26/2031	1,224,000	1,257,378
5.00%, 2/26/2034	2,442,000	2,489,741
AstraZeneca PLC:
1.38%, 8/6/2030	1,982,000	1,720,217
3.13%, 6/12/2027	1,909,000	1,880,365
4.00%, 1/17/2029 (a)	1,719,000	1,712,090
Becton Dickinson & Co.:
1.96%, 2/11/2031	1,882,000	1,633,124
2.82%, 5/20/2030	895,000	828,224
3.70%, 6/6/2027	2,818,000	2,785,818
4.30%, 8/22/2032 (a)	2,588,000	2,505,417
4.69%, 2/13/2028	1,515,000	1,529,817
4.87%, 2/8/2029	1,608,000	1,630,190
5.08%, 6/7/2029	1,027,000	1,049,738
5.11%, 2/8/2034 (a)	1,605,000	1,607,648
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	1,082,000	1,013,488
1.45%, 11/13/2030 (a)	4,334,000	3,750,297
2.95%, 3/15/2032 (a)	2,832,000	2,567,859
3.25%, 2/27/2027	1,850,000	1,826,931
3.40%, 7/26/2029	4,246,000	4,114,374
3.45%, 11/15/2027 (a)	1,716,000	1,695,048
3.90%, 2/20/2028	1,571,000	1,563,459
4.90%, 2/22/2027	1,782,000	1,805,380
4.90%, 2/22/2029	3,219,000	3,295,999
5.10%, 2/22/2031	2,207,000	2,284,179
5.20%, 2/22/2034 (a)	4,752,000	4,865,430
5.75%, 2/1/2031 (a)	1,675,000	1,784,361
5.90%, 11/15/2033 (a)	1,828,000	1,963,912
Cardinal Health, Inc.:
3.41%, 6/15/2027	1,931,000	1,902,228
4.70%, 11/15/2026	1,610,000	1,618,259
Security Description	Principal Amount	Value
5.00%, 11/15/2029	$1,357,000	$1,383,502
5.13%, 2/15/2029 (a)	1,452,000	1,488,300
5.35%, 11/15/2034 (a)	1,572,000	1,602,072
5.45%, 2/15/2034 (a)	1,762,000	1,811,865
Cencora, Inc.:
2.70%, 3/15/2031	1,464,000	1,322,358
2.80%, 5/15/2030 (a)	1,094,000	1,016,435
3.45%, 12/15/2027	2,172,000	2,130,558
4.63%, 12/15/2027	1,718,000	1,732,053
4.85%, 12/15/2029	625,000	634,556
5.13%, 2/15/2034	1,714,000	1,727,746
5.15%, 2/15/2035 (a)	154,000	155,346
CVS Health Corp.:
1.30%, 8/21/2027	4,040,000	3,787,136
1.75%, 8/21/2030	2,689,000	2,323,457
1.88%, 2/28/2031	2,332,000	1,997,148
2.13%, 9/15/2031	1,521,000	1,300,927
3.00%, 8/15/2026	1,402,000	1,379,890
3.25%, 8/15/2029	2,999,000	2,849,650
3.63%, 4/1/2027	1,508,000	1,488,788
3.75%, 4/1/2030	1,549,000	1,485,754
4.30%, 3/25/2028	9,284,000	9,244,729
5.00%, 1/30/2029	1,422,000	1,443,614
5.13%, 2/21/2030	2,634,000	2,682,097
5.25%, 1/30/2031	2,250,000	2,299,838
5.25%, 2/21/2033	2,258,000	2,272,971
5.30%, 6/1/2033	2,415,000	2,432,750
5.40%, 6/1/2029 (a)	1,300,000	1,337,232
5.55%, 6/1/2031	1,846,000	1,918,456
5.70%, 6/1/2034 (a)	4,005,000	4,123,188
6.25%, 6/1/2027	1,779,000	1,841,265
Eli Lilly & Co.:
3.10%, 5/15/2027	630,000	621,514
3.38%, 3/15/2029 (a)	1,529,000	1,495,729
4.15%, 8/14/2027	1,367,000	1,373,603
4.20%, 8/14/2029	1,383,000	1,387,522
4.50%, 2/9/2027	1,548,000	1,560,554
4.50%, 2/9/2029 (a)	1,904,000	1,932,541
4.55%, 2/12/2028	1,591,000	1,611,635
4.60%, 8/14/2034	1,837,000	1,820,504
4.70%, 2/27/2033 (a)	3,622,000	3,654,200
4.70%, 2/9/2034	3,109,000	3,107,072
4.75%, 2/12/2030	2,210,000	2,266,620
4.90%, 2/12/2032	3,010,000	3,091,390
5.10%, 2/12/2035	2,030,000	2,077,827
5.50%, 3/15/2027	535,000	548,215
GlaxoSmithKline Capital PLC:
3.38%, 6/1/2029	550,000	534,078
4.32%, 3/12/2027	1,929,000	1,940,458
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	3,120,000	3,106,054
4.50%, 4/15/2030	1,575,000	1,587,915
4.88%, 4/15/2035	1,813,000	1,811,006
5.38%, 4/15/2034	1,464,000	1,530,510

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Johnson & Johnson:
0.95%, 9/1/2027	$2,255,000	$2,121,166
2.90%, 1/15/2028	6,725,000	6,566,088
2.95%, 3/3/2027	415,000	408,800
4.38%, 12/5/2033 (a)	3,126,000	3,130,533
4.50%, 3/1/2027	900,000	909,099
4.55%, 3/1/2028 (a)	900,000	915,390
4.70%, 3/1/2030	1,951,000	1,996,653
4.80%, 6/1/2029	1,927,000	1,980,956
4.85%, 3/1/2032	5,240,000	5,385,672
4.90%, 6/1/2031 (a)	1,269,000	1,313,149
4.95%, 5/15/2033	1,612,000	1,669,693
4.95%, 6/1/2034 (a)	1,807,000	1,877,871
5.00%, 3/1/2035	1,700,000	1,743,962
6.95%, 9/1/2029	650,000	724,945
McKesson Corp.:
1.30%, 8/15/2026	15,000	14,535
3.95%, 2/16/2028	1,527,000	1,521,182
4.25%, 9/15/2029	1,440,000	1,438,632
4.65%, 5/30/2030	1,640,000	1,652,989
4.90%, 7/15/2028	1,832,000	1,869,941
4.95%, 5/30/2032	3,650,000	3,697,925
5.10%, 7/15/2033 (a)	1,864,000	1,908,121
5.25%, 5/30/2035	4,400,000	4,473,656
Merck & Co., Inc.:
1.45%, 6/24/2030	1,666,000	1,457,034
1.70%, 6/10/2027	2,518,000	2,413,503
1.90%, 12/10/2028	1,624,000	1,515,143
2.15%, 12/10/2031	3,124,000	2,726,877
3.40%, 3/7/2029	2,847,000	2,775,882
4.05%, 5/17/2028 (a)	1,995,000	2,003,878
4.50%, 5/17/2033 (a)	2,670,000	2,660,628
6.50%, 12/1/2033	1,290,000	1,462,950
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	1,815,000	1,924,499
Mylan, Inc. 4.55%, 4/15/2028	1,853,000	1,836,823
Novartis Capital Corp.:
2.00%, 2/14/2027	1,704,000	1,654,771
2.20%, 8/14/2030	130,000	118,383
3.10%, 5/17/2027	1,335,000	1,315,843
3.80%, 9/18/2029 (a)	889,000	881,390
4.00%, 9/18/2031	5,148,000	5,071,295
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	9,649,000	9,726,674
4.65%, 5/19/2030 (a)	4,733,000	4,796,896
4.75%, 5/19/2033 (a)	8,262,000	8,247,376
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	2,483,000	2,198,622
1.75%, 8/18/2031 (a)	2,083,000	1,803,670
2.63%, 4/1/2030	2,291,000	2,131,730
3.00%, 12/15/2026	2,585,000	2,549,301
3.45%, 3/15/2029 (a)	1,701,000	1,665,806
3.60%, 9/15/2028	1,819,000	1,801,156
Security Description	Principal Amount	Value
Pharmacia LLC 6.60%, 12/1/2028	$3,295,000	$3,537,051
Sanofi SA 3.63%, 6/19/2028	1,935,000	1,915,302
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	2,731,000	2,696,071
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	4,043,000	3,619,738
5.00%, 11/26/2028	3,289,000	3,348,991
5.30%, 7/5/2034	1,633,000	1,658,899
Takeda U.S. Financing, Inc. 5.20%, 7/7/2035 (c)	5,725,000	5,725,458
Viatris, Inc.:
2.30%, 6/22/2027	2,532,000	2,413,173
2.70%, 6/22/2030	2,416,000	2,152,342
Wyeth LLC 6.50%, 2/1/2034	1,192,000	1,327,983
Zoetis, Inc.:
2.00%, 5/15/2030	1,442,000	1,295,464
3.00%, 9/12/2027	1,004,000	979,723
3.90%, 8/20/2028	1,850,000	1,836,347
5.60%, 11/16/2032	1,634,000	1,725,455
		369,708,364
PIPELINES — 3.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,770
Boardwalk Pipelines LP:
3.40%, 2/15/2031	1,238,000	1,143,342
3.60%, 9/1/2032	1,062,000	962,002
4.45%, 7/15/2027	4,349,000	4,348,478
4.80%, 5/3/2029	643,000	650,099
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	1,721,000	1,660,163
5.13%, 6/30/2027	2,041,000	2,060,859
Cheniere Energy Partners LP:
3.25%, 1/31/2032	2,390,000	2,141,631
4.00%, 3/1/2031	2,531,000	2,407,209
4.50%, 10/1/2029	2,504,000	2,476,832
5.75%, 8/15/2034	3,920,000	4,024,938
5.95%, 6/30/2033	2,439,000	2,545,072
Cheniere Energy, Inc.:
4.63%, 10/15/2028	2,468,000	2,464,372
5.65%, 4/15/2034	3,330,000	3,411,918
DCP Midstream Operating LP:
3.25%, 2/15/2032	2,331,000	2,057,783
5.63%, 7/15/2027	850,000	868,411
8.13%, 8/16/2030	418,000	486,401
Eastern Energy Gas Holdings LLC:
Series B, 3.00%, 11/15/2029	373,000	349,221

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.80%, 1/15/2035	$1,628,000	$1,695,074
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	538,000	507,668
Enbridge, Inc.:
1.60%, 10/4/2026	1,737,000	1,678,585
2.50%, 8/1/2033	1,567,000	1,303,995
3.13%, 11/15/2029	732,000	691,645
3.70%, 7/15/2027 (a)	1,597,000	1,577,101
4.25%, 12/1/2026	1,625,000	1,622,546
4.60%, 6/20/2028	635,000	639,762
4.90%, 6/20/2030	1,525,000	1,540,448
5.25%, 4/5/2027	1,012,000	1,027,150
5.30%, 4/5/2029	1,416,000	1,454,982
5.55%, 6/20/2035	1,840,000	1,870,581
5.63%, 4/5/2034	1,701,000	1,749,683
5.70%, 3/8/2033 (a)	3,839,000	3,981,734
5.90%, 11/15/2026	1,569,000	1,598,372
6.00%, 11/15/2028	1,662,000	1,745,582
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (d)	4,723,000	4,853,827
5 yr. CMT + 3.12%, 7.38%, 3/15/2055 (d)	4,694,000	4,881,150
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (d)	667,000	743,492
Energy Transfer LP:
3.75%, 5/15/2030	2,742,000	2,631,086
3.90%, 7/15/2026	350,000	347,861
4.00%, 10/1/2027	1,667,000	1,655,131
4.20%, 4/15/2027	1,554,000	1,548,592
4.40%, 3/15/2027 (a)	1,630,000	1,630,147
4.90%, 3/15/2035	841,000	805,737
4.95%, 5/15/2028	2,764,000	2,802,088
4.95%, 6/15/2028 (a)	1,889,000	1,916,315
5.20%, 4/1/2030	1,137,000	1,161,787
5.25%, 4/15/2029	1,494,000	1,529,781
5.25%, 7/1/2029	2,338,000	2,396,240
5.50%, 6/1/2027	2,441,000	2,485,158
5.55%, 2/15/2028	3,063,000	3,151,674
5.55%, 5/15/2034	3,315,000	3,358,460
5.60%, 9/1/2034	2,841,000	2,884,098
5.75%, 2/15/2033	2,474,000	2,568,136
6.05%, 12/1/2026	1,853,000	1,892,043
6.10%, 12/1/2028	1,175,000	1,234,349
6.40%, 12/1/2030	1,607,000	1,733,310
6.55%, 12/1/2033	3,916,000	4,248,664
Enterprise Products Operating LLC:
2.80%, 1/31/2030	2,193,000	2,055,784
3.13%, 7/31/2029	1,883,000	1,800,976
3.95%, 2/15/2027	725,000	722,455
4.15%, 10/16/2028	1,821,000	1,820,964
4.30%, 6/20/2028 (a)	1,090,000	1,094,992
4.60%, 1/11/2027	1,424,000	1,432,530
4.60%, 1/15/2031	2,700,000	2,719,521
4.85%, 1/31/2034	1,611,000	1,605,345
Security Description	Principal Amount	Value
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (d)	$2,632,000	$2,601,811
5.35%, 1/31/2033	1,676,000	1,737,425
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (a) (d)	5,609,000	5,514,040
Series D, 6.88%, 3/1/2033	1,404,000	1,580,693
Kinder Morgan Energy Partners LP:
5.80%, 3/15/2035	759,000	784,943
7.30%, 8/15/2033	1,828,000	2,062,258
7.40%, 3/15/2031	1,914,000	2,150,877
7.75%, 3/15/2032	1,677,000	1,923,469
Kinder Morgan, Inc.:
1.75%, 11/15/2026	1,888,000	1,825,488
4.80%, 2/1/2033	1,798,000	1,771,443
5.00%, 2/1/2029	519,000	527,288
5.10%, 8/1/2029 (a)	360,000	367,942
5.15%, 6/1/2030	3,374,000	3,446,541
5.20%, 6/1/2033	5,043,000	5,070,535
5.40%, 2/1/2034 (a)	2,279,000	2,308,627
Series GMTN, 7.75%, 1/15/2032	1,816,000	2,096,427
MPLX LP:
2.65%, 8/15/2030	2,503,000	2,265,916
4.00%, 3/15/2028	3,301,000	3,267,627
4.13%, 3/1/2027	2,103,000	2,092,590
4.25%, 12/1/2027	1,854,000	1,847,474
4.80%, 2/15/2029	250,000	252,332
4.95%, 9/1/2032	2,066,000	2,046,580
5.00%, 3/1/2033	3,120,000	3,077,287
5.50%, 6/1/2034	3,439,000	3,455,542
Northwest Pipeline LLC 4.00%, 4/1/2027	1,386,000	1,376,478
ONEOK, Inc.:
3.10%, 3/15/2030 (a)	1,776,000	1,660,329
3.25%, 6/1/2030	1,724,000	1,615,888
3.40%, 9/1/2029	1,463,000	1,396,960
4.00%, 7/13/2027	1,986,000	1,973,885
4.25%, 9/24/2027 (a)	2,260,000	2,256,926
4.35%, 3/15/2029	930,000	923,155
4.55%, 7/15/2028	1,663,000	1,668,421
4.75%, 10/15/2031	1,728,979	1,714,058
4.85%, 7/15/2026	1,561,000	1,563,747
5.05%, 11/1/2034	140,000	136,261
5.38%, 6/1/2029	1,397,000	1,426,700
5.65%, 11/1/2028	1,863,000	1,930,292
5.65%, 9/1/2034	3,215,000	3,257,534
5.80%, 11/1/2030	1,399,000	1,464,809
6.05%, 9/1/2033	2,702,000	2,837,208
6.10%, 11/15/2032	3,533,021	3,735,534
6.35%, 1/15/2031	835,000	892,640

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	$1,517,000	$1,449,630
3.80%, 9/15/2030 (a)	1,739,000	1,662,275
4.50%, 12/15/2026	4,730,000	4,736,906
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	2,435,000	2,422,825
4.50%, 5/15/2030	3,095,000	3,089,058
5.00%, 3/15/2027	2,605,000	2,620,578
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027 (b)	1,741,000	1,753,326
5.03%, 10/1/2029 (b)	1,475,000	1,479,690
5.58%, 10/1/2034 (b)	3,371,000	3,334,020
Targa Resources Corp.:
4.20%, 2/1/2033	1,490,000	1,396,160
4.90%, 9/15/2030	1,390,000	1,402,427
5.20%, 7/1/2027	1,774,000	1,797,576
5.50%, 2/15/2035 (a)	1,913,000	1,920,595
6.13%, 3/15/2033	1,954,000	2,061,099
6.15%, 3/1/2029	1,881,000	1,978,850
6.50%, 3/30/2034	1,794,000	1,928,891
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	1,806,000	1,680,772
5.00%, 1/15/2028	1,659,000	1,660,161
5.50%, 3/1/2030	1,816,000	1,842,223
6.50%, 7/15/2027	324,000	324,211
6.88%, 1/15/2029	1,766,000	1,801,920
TC PipeLines LP 3.90%, 5/25/2027	4,191,000	4,141,420
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	1,603,000	1,669,557
7.00%, 10/15/2028	1,500,000	1,613,865
Texas Eastern Transmission LP 7.00%, 7/15/2032	1,153,000	1,276,982
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	2,619,000	2,566,227
4.25%, 5/15/2028	2,287,000	2,279,910
4.63%, 3/1/2034 (a)	3,236,000	3,101,900
5.60%, 3/31/2034	1,557,000	1,585,695
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	1,605,000	1,514,414
4.00%, 3/15/2028	913,000	904,445
Valero Energy Partners LP 4.50%, 3/15/2028 (a)	1,501,000	1,504,197
Western Midstream Operating LP:
4.05%, 2/1/2030	1,354,000	1,302,832
4.50%, 3/1/2028	755,000	750,478
Security Description	Principal Amount	Value
4.65%, 7/1/2026	$1,232,000	$1,229,425
4.75%, 8/15/2028	1,462,000	1,462,629
5.45%, 11/15/2034	1,477,000	1,448,745
6.15%, 4/1/2033	3,331,000	3,463,574
6.35%, 1/15/2029	1,572,000	1,646,246
Williams Cos., Inc.:
2.60%, 3/15/2031	3,114,000	2,790,580
3.50%, 11/15/2030 (a)	1,992,000	1,883,814
3.75%, 6/15/2027	2,412,000	2,384,793
4.63%, 6/30/2030	2,100,000	2,101,932
4.65%, 8/15/2032	1,695,000	1,662,897
4.80%, 11/15/2029	515,000	521,479
4.90%, 3/15/2029	1,902,000	1,928,476
5.15%, 3/15/2034	2,235,000	2,232,385
5.30%, 8/15/2028	1,779,000	1,828,207
5.65%, 3/15/2033	1,930,000	2,005,714
Series A, 7.50%, 1/15/2031	1,798,000	2,033,880
8.75%, 3/15/2032	1,553,000	1,869,004
		309,418,977
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	1,792,000	1,584,469
4.80%, 6/15/2030	1,530,000	1,536,395
5.50%, 4/1/2029 (a)	1,668,000	1,723,995
5.50%, 6/15/2035	585,000	589,060
		5,433,919
REAL ESTATE INVESTMENT TRUSTS — 5.1%
Agree LP:
2.90%, 10/1/2030	1,845,000	1,702,677
5.60%, 6/15/2035	490,000	498,825
5.63%, 6/15/2034	1,635,000	1,675,123
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	1,813,000	1,451,071
2.00%, 5/18/2032	1,466,000	1,216,824
2.75%, 12/15/2029	1,925,000	1,778,662
2.95%, 3/15/2034	1,562,000	1,318,016
3.38%, 8/15/2031	401,000	370,680
3.95%, 1/15/2027	1,879,000	1,864,269
3.95%, 1/15/2028	3,888,000	3,846,709
4.50%, 7/30/2029	100,000	99,811
4.70%, 7/1/2030	1,255,000	1,254,661
4.90%, 12/15/2030 (a)	811,000	817,585
American Assets Trust LP:
3.38%, 2/1/2031	2,972,000	2,663,447
6.15%, 10/1/2034	3,041,000	3,040,909
American Homes 4 Rent LP:
2.38%, 7/15/2031 (a)	1,848,000	1,608,481
3.63%, 4/15/2032 (a)	280,000	258,426
4.25%, 2/15/2028	1,063,000	1,056,824
4.90%, 2/15/2029	1,586,000	1,603,319
4.95%, 6/15/2030	1,422,000	1,436,064
5.25%, 3/15/2035 (a)	354,000	351,554
5.50%, 2/1/2034	1,828,000	1,859,039

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.50%, 7/15/2034	$518,000	$524,610
American Tower Corp.:
1.45%, 9/15/2026	1,538,000	1,486,031
1.50%, 1/31/2028	3,831,000	3,568,117
2.10%, 6/15/2030	1,595,000	1,417,397
2.70%, 4/15/2031	150,000	134,526
2.75%, 1/15/2027 (a)	1,943,000	1,896,621
2.90%, 1/15/2030	1,620,000	1,509,435
3.13%, 1/15/2027 (a)	1,331,000	1,304,952
3.38%, 10/15/2026	2,266,000	2,237,562
3.55%, 7/15/2027	1,650,000	1,625,927
3.60%, 1/15/2028	1,613,000	1,583,789
3.65%, 3/15/2027	155,000	153,128
3.80%, 8/15/2029	2,798,000	2,720,635
3.95%, 3/15/2029	1,421,000	1,393,219
4.05%, 3/15/2032 (a)	1,190,000	1,136,402
4.90%, 3/15/2030	1,457,000	1,478,287
5.00%, 1/31/2030 (a)	1,684,000	1,716,299
5.20%, 2/15/2029	1,580,000	1,617,825
5.25%, 7/15/2028	1,909,000	1,956,591
5.35%, 3/15/2035	1,918,000	1,954,902
5.40%, 1/31/2035	290,000	296,157
5.45%, 2/15/2034	1,702,000	1,750,064
5.50%, 3/15/2028	1,953,000	2,007,704
5.55%, 7/15/2033	1,994,000	2,057,270
5.65%, 3/15/2033	1,599,000	1,664,687
5.80%, 11/15/2028	1,941,000	2,025,220
5.90%, 11/15/2033	1,699,000	1,795,129
Americold Realty Operating Partnership LP:
5.41%, 9/12/2034 (a)	1,431,000	1,401,178
5.60%, 5/15/2032	1,562,000	1,569,045
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	223,000	206,877
2.05%, 1/15/2032	1,322,000	1,138,969
Series MTN, 2.30%, 3/1/2030	1,485,000	1,355,924
Series MTN, 2.45%, 1/15/2031	400,000	359,588
Series MTN, 3.20%, 1/15/2028	757,000	739,301
Series MTN, 3.30%, 6/1/2029	206,000	198,874
Series MTN, 3.35%, 5/15/2027	1,434,000	1,413,652
5.00%, 2/15/2033	1,657,000	1,680,331
5.00%, 8/1/2035 (c)	2,000,000	1,983,900
5.30%, 12/7/2033 (a)	1,908,000	1,964,343
Boston Properties LP:
2.45%, 10/1/2033 (a)	1,355,000	1,083,444
2.55%, 4/1/2032	3,670,000	3,095,939
2.75%, 10/1/2026	1,648,000	1,611,480
2.90%, 3/15/2030	1,434,000	1,317,100
3.25%, 1/30/2031 (a)	2,019,000	1,850,070
3.40%, 6/21/2029 (a)	1,200,000	1,137,936
4.50%, 12/1/2028	1,413,000	1,401,597
Security Description	Principal Amount	Value
5.75%, 1/15/2035 (a)	$2,459,000	$2,473,754
6.50%, 1/15/2034 (a)	1,713,000	1,834,554
6.75%, 12/1/2027	1,906,000	2,001,281
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	1,636,000	1,546,953
2.50%, 8/16/2031 (a)	794,000	692,122
4.05%, 7/1/2030 (a)	1,185,000	1,150,315
5.20%, 4/1/2032	1,486,000	1,500,786
5.50%, 2/15/2034	1,456,000	1,471,186
Broadstone Net Lease LLC 2.60%, 9/15/2031	1,640,000	1,394,853
Camden Property Trust:
2.80%, 5/15/2030	1,338,000	1,244,808
3.15%, 7/1/2029	1,435,000	1,370,841
4.90%, 1/15/2034 (a)	1,435,000	1,435,187
CBRE Services, Inc. 5.95%, 8/15/2034	1,283,000	1,351,307
COPT Defense Properties LP:
2.00%, 1/15/2029 (a)	3,000	2,733
2.75%, 4/15/2031	1,367,000	1,209,385
2.90%, 12/1/2033	1,217,000	1,004,366
Cousins Properties LP:
5.25%, 7/15/2030	1,900,000	1,934,523
5.38%, 2/15/2032	1,501,000	1,516,430
5.88%, 10/1/2034 (a)	1,736,000	1,786,413
Crown Castle, Inc.:
1.05%, 7/15/2026	1,420,000	1,367,716
2.10%, 4/1/2031	1,774,000	1,522,181
2.25%, 1/15/2031	1,973,000	1,716,471
2.50%, 7/15/2031	1,576,000	1,375,123
2.90%, 3/15/2027	1,728,000	1,682,070
3.10%, 11/15/2029 (a)	1,582,000	1,487,222
3.30%, 7/1/2030 (a)	3,884,000	3,634,880
3.65%, 9/1/2027	3,731,000	3,667,797
3.80%, 2/15/2028	1,692,000	1,661,426
4.00%, 3/1/2027	2,614,000	2,597,584
4.30%, 2/15/2029	1,870,000	1,846,326
4.80%, 9/1/2028	297,000	298,773
4.90%, 9/1/2029	1,721,000	1,735,577
5.00%, 1/11/2028	1,975,000	1,995,184
5.10%, 5/1/2033	1,662,000	1,655,784
5.20%, 9/1/2034	5,000	4,952
5.60%, 6/1/2029	1,636,000	1,689,775
5.80%, 3/1/2034	1,269,000	1,314,646
CubeSmart LP:
2.00%, 2/15/2031	817,000	708,176
2.25%, 12/15/2028	369,000	344,026
2.50%, 2/15/2032	1,662,000	1,429,320
3.00%, 2/15/2030	2,633,000	2,453,298
4.38%, 2/15/2029	612,000	607,581
Digital Realty Trust LP:
3.60%, 7/1/2029	2,749,000	2,664,688
4.45%, 7/15/2028	1,484,000	1,485,885
5.55%, 1/15/2028	1,600,000	1,641,696

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
DOC Dr. LLC:
2.63%, 11/1/2031	$30,000	$26,408
3.95%, 1/15/2028	1,100,000	1,090,375
4.30%, 3/15/2027	7,000	6,986
EPR Properties:
3.60%, 11/15/2031 (a)	1,605,000	1,456,056
3.75%, 8/15/2029	1,271,000	1,211,733
4.50%, 6/1/2027	1,493,000	1,485,505
4.95%, 4/15/2028	1,264,000	1,262,673
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	1,896,000	1,942,111
Equinix, Inc.:
1.55%, 3/15/2028	7,238,000	6,744,151
1.80%, 7/15/2027	1,560,000	1,486,196
2.00%, 5/15/2028	1,622,000	1,518,435
2.15%, 7/15/2030	593,000	527,604
2.50%, 5/15/2031 (a)	1,796,000	1,591,579
2.90%, 11/18/2026	1,674,000	1,640,671
3.20%, 11/18/2029	524,000	497,171
3.90%, 4/15/2032 (a)	1,111,000	1,051,639
ERP Operating LP:
1.85%, 8/1/2031 (a)	1,344,000	1,160,786
2.50%, 2/15/2030 (a)	1,079,000	995,820
3.00%, 7/1/2029 (a)	664,000	631,929
3.25%, 8/1/2027	2,071,000	2,030,698
3.50%, 3/1/2028	1,864,000	1,833,952
4.15%, 12/1/2028	501,000	500,910
4.65%, 9/15/2034	1,695,000	1,644,811
4.95%, 6/15/2032	910,000	919,737
Essential Properties LP 2.95%, 7/15/2031	1,704,000	1,515,043
Essex Portfolio LP:
1.65%, 1/15/2031	1,600,000	1,356,624
1.70%, 3/1/2028	165,000	153,793
2.55%, 6/15/2031	182,000	161,500
2.65%, 3/15/2032 (a)	1,107,000	966,931
3.00%, 1/15/2030	679,000	634,933
4.00%, 3/1/2029	1,866,000	1,837,544
5.38%, 4/1/2035	415,000	421,225
5.50%, 4/1/2034	1,165,000	1,192,075
Extra Space Storage LP:
2.20%, 10/15/2030	1,706,000	1,506,876
2.35%, 3/15/2032	1,591,000	1,350,711
2.40%, 10/15/2031	1,201,000	1,043,801
2.55%, 6/1/2031	718,000	634,296
3.50%, 7/1/2026	517,000	511,742
3.88%, 12/15/2027	151,000	149,315
3.90%, 4/1/2029	1,571,000	1,538,260
5.40%, 2/1/2034	320,000	324,710
5.50%, 7/1/2030	1,672,000	1,733,931
5.70%, 4/1/2028	1,446,000	1,493,819
5.90%, 1/15/2031	1,453,000	1,535,719
Federal Realty OP LP:
3.20%, 6/15/2029	2,050,000	1,949,673
Security Description	Principal Amount	Value
3.25%, 7/15/2027	$556,000	$542,539
3.50%, 6/1/2030	605,000	576,002
5.38%, 5/1/2028	18,000	18,449
First Industrial LP 5.25%, 1/15/2031	1,312,000	1,327,442
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	1,604,000	1,414,872
4.00%, 1/15/2030	1,591,000	1,529,221
4.00%, 1/15/2031	1,817,000	1,713,740
5.30%, 1/15/2029	695,000	702,582
5.63%, 9/15/2034	1,865,000	1,859,964
5.75%, 6/1/2028	3,168,000	3,247,992
6.75%, 12/1/2033	2,276,000	2,433,545
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	1,802,000	1,543,809
3.10%, 2/15/2030 (a)	1,538,000	1,428,802
3.50%, 8/1/2026	353,000	348,489
3.75%, 7/1/2027	1,643,000	1,620,195
Healthpeak OP LLC:
1.35%, 2/1/2027	2,237,000	2,133,874
2.13%, 12/1/2028	988,000	917,921
2.88%, 1/15/2031	607,000	553,590
3.00%, 1/15/2030 (a)	1,765,000	1,655,305
3.50%, 7/15/2029	1,785,000	1,723,275
5.25%, 12/15/2032	1,552,000	1,577,794
5.38%, 2/15/2035	1,871,000	1,890,122
Highwoods Realty LP:
2.60%, 2/1/2031	604,000	521,862
3.05%, 2/15/2030	1,901,000	1,736,183
3.88%, 3/1/2027	1,788,000	1,755,977
4.13%, 3/15/2028	1,252,000	1,226,872
4.20%, 4/15/2029	1,472,000	1,431,623
7.65%, 2/1/2034	1,352,000	1,528,760
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031	1,726,000	1,512,770
Series H, 3.38%, 12/15/2029	1,460,000	1,377,787
Series I, 3.50%, 9/15/2030	1,881,000	1,748,559
5.50%, 4/15/2035 (a)	400,000	395,972
5.70%, 6/15/2032 (a)	1,497,000	1,519,036
5.70%, 7/1/2034 (a)	1,394,000	1,401,569
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	1,672,000	1,419,996
4.15%, 4/15/2032	1,358,000	1,287,221
5.50%, 8/15/2033	1,459,000	1,483,861
Kilroy Realty LP:
2.50%, 11/15/2032	1,636,000	1,316,080
2.65%, 11/15/2033	1,697,000	1,333,554
3.05%, 2/15/2030	1,825,000	1,651,351
4.25%, 8/15/2029	1,875,000	1,810,125
4.75%, 12/15/2028	37,000	36,722
Kimco Realty OP LLC:
1.90%, 3/1/2028	816,000	771,993

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.25%, 12/1/2031	$1,468,000	$1,271,875
2.70%, 10/1/2030	4,000	3,672
2.80%, 10/1/2026 (a)	2,721,000	2,666,988
3.20%, 4/1/2032	1,565,000	1,426,012
3.80%, 4/1/2027	436,000	432,163
4.60%, 2/1/2033	1,109,000	1,092,465
4.85%, 3/1/2035	300,000	293,658
6.40%, 3/1/2034	1,228,000	1,336,039
Kite Realty Group LP:
4.00%, 10/1/2026	280,000	277,514
5.20%, 8/15/2032	1,455,000	1,467,382
5.50%, 3/1/2034 (a)	2,084,000	2,123,909
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.50%, 8/1/2030 (c)	1,875,000	1,887,431
Life Storage LP 2.20%, 10/15/2030	177,000	152,519
Lineage OP LP 5.25%, 7/15/2030 (a) (b)	6,575,000	6,615,699
LXP Industrial Trust:
2.38%, 10/1/2031	1,468,000	1,242,662
2.70%, 9/15/2030	640,000	572,531
Mid-America Apartments LP:
1.10%, 9/15/2026	1,558,000	1,501,180
1.70%, 2/15/2031	502,000	431,318
4.20%, 6/15/2028	1,800,000	1,797,192
4.95%, 3/1/2035 (a)	1,719,000	1,706,125
5.00%, 3/15/2034	25,000	25,176
5.30%, 2/15/2032	1,402,000	1,448,673
National Health Investors, Inc. 3.00%, 2/1/2031	1,515,000	1,345,017
NNN REIT, Inc.:
2.50%, 4/15/2030	1,849,000	1,685,918
3.50%, 10/15/2027	1,552,000	1,525,368
4.30%, 10/15/2028	2,607,000	2,600,091
4.60%, 2/15/2031 (c)	3,500,000	3,481,695
5.50%, 6/15/2034 (a)	177,000	181,347
5.60%, 10/15/2033	950,000	981,778
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	1,942,000	1,674,956
3.38%, 2/1/2031	1,519,000	1,389,034
3.63%, 10/1/2029	1,132,000	1,077,913
4.75%, 1/15/2028 (a)	743,000	746,856
5.20%, 7/1/2030	3,500,000	3,521,070
Phillips Edison Grocery Center Operating Partnership I LP:
2.63%, 11/15/2031	1,454,000	1,265,140
4.95%, 1/15/2035	918,000	889,212
5.25%, 8/15/2032	1,960,000	1,977,503
5.75%, 7/15/2034	143,000	146,885
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	1,114,000	928,697
3.15%, 8/15/2030	1,260,000	1,129,464
Security Description	Principal Amount	Value
6.88%, 7/15/2029 (a)	$1,968,000	$2,073,052
9.25%, 7/20/2028	1,241,000	1,382,387
Prologis LP:
1.25%, 10/15/2030 (a)	325,000	277,843
1.63%, 3/15/2031	1,818,000	1,552,499
1.75%, 7/1/2030	1,798,000	1,579,723
2.13%, 4/15/2027	994,000	960,781
2.25%, 4/15/2030	2,175,000	1,977,532
2.25%, 1/15/2032	1,226,000	1,062,770
2.88%, 11/15/2029	1,557,000	1,467,940
3.25%, 10/1/2026	649,000	641,218
3.38%, 12/15/2027	1,000	983
3.88%, 9/15/2028	671,000	664,572
4.00%, 9/15/2028	1,837,000	1,825,611
4.38%, 2/1/2029 (a)	1,876,000	1,888,194
4.63%, 1/15/2033 (a)	1,608,000	1,599,301
4.75%, 1/15/2031	997,000	1,009,722
4.75%, 6/15/2033 (a)	647,000	644,334
4.88%, 6/15/2028 (a)	1,535,000	1,566,406
5.00%, 3/15/2034	1,849,000	1,853,105
5.13%, 1/15/2034	1,512,000	1,531,051
5.25%, 5/15/2035	1,794,000	1,817,448
Public Storage Operating Co.:
1.50%, 11/9/2026	500,000	482,910
1.85%, 5/1/2028	1,936,000	1,818,427
1.95%, 11/9/2028	1,112,000	1,035,784
2.25%, 11/9/2031	1,582,000	1,381,513
2.30%, 5/1/2031	1,581,000	1,404,086
3.39%, 5/1/2029	1,681,000	1,630,015
4.38%, 7/1/2030	2,750,000	2,742,245
5.00%, 7/1/2035	2,500,000	2,490,525
5.10%, 8/1/2033 (a)	2,006,000	2,058,437
5.13%, 1/15/2029 (a)	1,594,000	1,643,286
Rayonier LP 2.75%, 5/17/2031	1,824,000	1,613,602
Realty Income Corp.:
1.80%, 3/15/2033	16,000	12,906
2.10%, 3/15/2028	1,843,000	1,745,376
2.20%, 6/15/2028	329,000	310,757
2.70%, 2/15/2032	823,000	725,417
2.85%, 12/15/2032	611,000	534,961
3.00%, 1/15/2027	1,411,000	1,385,602
3.20%, 2/15/2031	1,835,000	1,704,733
3.25%, 6/15/2029 (a)	1,036,000	993,897
3.25%, 1/15/2031	1,588,000	1,487,083
3.40%, 1/15/2028	1,012,000	992,529
3.40%, 1/15/2030	1,236,000	1,183,322
3.65%, 1/15/2028	558,000	551,360
3.95%, 8/15/2027	1,553,000	1,544,086
4.00%, 7/15/2029	2,026,000	1,999,865
4.45%, 9/15/2026	612,000	613,377
4.70%, 12/15/2028	803,000	814,595
4.85%, 3/15/2030 (a)	466,000	474,318
4.90%, 7/15/2033	1,536,000	1,531,023
5.13%, 2/15/2034 (a)	1,702,000	1,721,726

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.13%, 4/15/2035	$827,000	$828,100
5.63%, 10/13/2032	1,257,000	1,314,809
Regency Centers LP:
2.95%, 9/15/2029	1,266,000	1,197,421
3.60%, 2/1/2027	128,000	126,866
3.70%, 6/15/2030 (a)	1,271,000	1,228,371
4.13%, 3/15/2028	1,338,000	1,334,414
5.00%, 7/15/2032	1,097,000	1,109,319
5.10%, 1/15/2035	300,000	300,585
5.25%, 1/15/2034	676,000	685,701
Rexford Industrial Realty LP:
2.13%, 12/1/2030	760,000	661,831
5.00%, 6/15/2028	1,133,000	1,143,152
Sabra Health Care LP:
3.20%, 12/1/2031	1,817,000	1,621,473
3.90%, 10/15/2029	1,914,000	1,823,506
Safehold GL Holdings LLC:
2.80%, 6/15/2031 (a)	1,658,000	1,484,175
2.85%, 1/15/2032	1,142,000	994,180
6.10%, 4/1/2034	1,564,000	1,629,797
Simon Property Group LP:
1.38%, 1/15/2027	1,646,000	1,576,210
1.75%, 2/1/2028	1,998,000	1,884,773
2.20%, 2/1/2031	1,513,000	1,340,457
2.25%, 1/15/2032 (a)	1,451,000	1,252,097
2.45%, 9/13/2029	2,103,000	1,954,023
2.65%, 7/15/2030	1,673,000	1,542,740
2.65%, 2/1/2032 (a)	1,835,000	1,616,580
3.38%, 6/15/2027	2,299,000	2,264,124
3.38%, 12/1/2027	1,265,000	1,241,977
5.50%, 3/8/2033	1,426,000	1,487,175
6.25%, 1/15/2034 (a)	1,922,000	2,090,137
Store Capital LLC:
2.70%, 12/1/2031	4,675,000	3,965,335
2.75%, 11/18/2030	1,462,000	1,289,396
4.50%, 3/15/2028	1,517,000	1,501,542
5.40%, 4/30/2030 (b)	1,677,000	1,696,638
Sun Communities Operating LP:
2.30%, 11/1/2028	1,556,000	1,455,514
2.70%, 7/15/2031	701,000	620,988
4.20%, 4/15/2032	1,558,000	1,479,274
Tanger Properties LP:
2.75%, 9/1/2031	1,369,000	1,200,969
3.88%, 7/15/2027	518,000	510,883
UDR, Inc.:
Series MTN, 2.10%, 8/1/2032	1,503,000	1,244,394
Series MTN, 2.95%, 9/1/2026	1,254,000	1,232,644
Series MTN, 3.20%, 1/15/2030	578,000	547,285
Series GMTN, 3.50%, 1/15/2028	445,000	436,269
Series MTN, 4.40%, 1/26/2029	1,541,000	1,540,245
Security Description	Principal Amount	Value
5.13%, 9/1/2034	$1,875,000	$1,856,475
Ventas Realty LP:
2.50%, 9/1/2031	1,637,000	1,442,148
3.00%, 1/15/2030 (a)	1,624,000	1,522,890
3.25%, 10/15/2026	269,000	264,917
3.85%, 4/1/2027	672,000	666,174
4.40%, 1/15/2029	1,688,000	1,683,814
5.00%, 1/15/2035	1,906,000	1,873,236
5.10%, 7/15/2032	2,140,000	2,164,653
5.63%, 7/1/2034	1,035,000	1,065,781
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	18,000	16,556
3.40%, 1/15/2028	81,000	77,909
3.95%, 8/15/2027	250,000	245,440
4.63%, 11/1/2025	66,000	65,617
VICI Properties LP:
4.75%, 2/15/2028	2,185,000	2,197,760
4.75%, 4/1/2028	1,520,000	1,532,753
4.95%, 2/15/2030	1,623,000	1,632,446
5.13%, 11/15/2031	1,840,000	1,841,711
5.13%, 5/15/2032 (a)	2,480,000	2,471,469
5.63%, 4/1/2035 (a)	2,020,000	2,036,281
5.75%, 4/1/2034 (a)	1,606,000	1,641,155
Welltower OP LLC:
2.05%, 1/15/2029	910,000	842,969
2.70%, 2/15/2027 (a)	1,677,000	1,639,435
2.75%, 1/15/2031 (a)	1,403,000	1,282,286
2.75%, 1/15/2032	1,616,000	1,442,732
2.80%, 6/1/2031	706,000	640,942
3.85%, 6/15/2032 (a)	965,000	914,077
4.25%, 4/15/2028	3,663,000	3,668,934
4.50%, 7/1/2030 (a)	2,070,000	2,079,253
5.13%, 7/1/2035	2,140,000	2,147,148
Weyerhaeuser Co.:
3.38%, 3/9/2033	511,000	457,090
4.00%, 11/15/2029	1,563,000	1,535,225
4.00%, 4/15/2030	1,544,000	1,505,400
6.95%, 10/1/2027	3,375,000	3,556,372
7.38%, 3/15/2032	1,292,000	1,459,172
WP Carey, Inc.:
2.25%, 4/1/2033	1,881,000	1,532,150
2.40%, 2/1/2031	1,588,000	1,397,186
2.45%, 2/1/2032	1,522,000	1,305,800
		513,587,905
RETAIL — 2.1%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	541,000	505,489
AutoNation, Inc.:
1.95%, 8/1/2028	739,000	685,467
2.40%, 8/1/2031	2,390,000	2,055,854
3.85%, 3/1/2032	1,612,000	1,484,313
4.75%, 6/1/2030	1,412,000	1,404,926
5.89%, 3/15/2035 (a)	688,000	697,522

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
AutoZone, Inc.:
1.65%, 1/15/2031	$103,000	$88,208
3.75%, 6/1/2027	1,068,000	1,057,950
3.75%, 4/18/2029	709,000	693,281
4.00%, 4/15/2030 (a)	1,637,000	1,602,688
4.50%, 2/1/2028	1,544,000	1,555,626
4.75%, 8/1/2032	1,477,000	1,470,413
4.75%, 2/1/2033 (a)	1,885,000	1,866,282
5.05%, 7/15/2026	300,000	302,163
5.10%, 7/15/2029 (a)	1,467,000	1,504,731
5.13%, 6/15/2030 (a)	917,000	940,118
5.20%, 8/1/2033	2,000	2,024
5.40%, 7/15/2034 (a)	1,947,000	1,992,424
6.25%, 11/1/2028	1,757,000	1,862,648
6.55%, 11/1/2033	15,000	16,559
Best Buy Co., Inc. 1.95%, 10/1/2030 (a)	1,578,000	1,382,407
Costco Wholesale Corp.:
1.38%, 6/20/2027	2,091,000	1,994,291
1.60%, 4/20/2030	3,911,000	3,489,238
1.75%, 4/20/2032	1,027,000	878,753
3.00%, 5/18/2027	951,000	936,687
Darden Restaurants, Inc.:
3.85%, 5/1/2027	365,000	362,003
4.35%, 10/15/2027	793,000	794,665
6.30%, 10/10/2033	1,556,000	1,667,145
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	1,775,000	1,591,980
Dollar General Corp.:
3.50%, 4/3/2030	1,059,000	1,005,129
3.88%, 4/15/2027	1,579,000	1,565,452
4.13%, 5/1/2028	1,478,000	1,467,846
4.63%, 11/1/2027	1,856,000	1,867,693
5.00%, 11/1/2032 (a)	1,564,000	1,568,489
5.20%, 7/5/2028	1,561,000	1,592,641
5.45%, 7/5/2033 (a)	1,472,000	1,506,180
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	1,928,000	1,701,421
4.20%, 5/15/2028	2,017,000	1,999,029
Ferguson Enterprises, Inc. 5.00%, 10/3/2034	1,703,000	1,689,819
Genuine Parts Co.:
1.88%, 11/1/2030	1,626,000	1,406,002
2.75%, 2/1/2032	2,716,000	2,367,429
6.50%, 11/1/2028	120,000	127,418
6.88%, 11/1/2033	1,832,000	2,038,741
Home Depot, Inc.:
0.90%, 3/15/2028	1,067,000	984,137
1.38%, 3/15/2031 (a)	1,916,000	1,625,592
1.50%, 9/15/2028 (a)	1,731,000	1,601,244
1.88%, 9/15/2031	3,242,000	2,793,794
2.50%, 4/15/2027	1,644,000	1,600,220
2.70%, 4/15/2030	2,361,000	2,205,387
2.80%, 9/14/2027 (a)	1,449,000	1,412,166
2.88%, 4/15/2027	1,348,000	1,321,620
Security Description	Principal Amount	Value
2.95%, 6/15/2029 (a)	$2,822,000	$2,700,146
3.25%, 4/15/2032	1,893,000	1,752,767
3.90%, 12/6/2028 (a)	1,289,000	1,285,017
4.50%, 9/15/2032 (a)	1,972,000	1,980,282
4.75%, 6/25/2029	2,041,000	2,083,800
4.85%, 6/25/2031	2,608,000	2,675,417
4.88%, 6/25/2027	1,764,000	1,792,806
4.90%, 4/15/2029	2,243,000	2,302,417
4.95%, 9/30/2026	1,205,000	1,216,580
4.95%, 6/25/2034	2,999,000	3,033,788
Lowe's Cos., Inc.:
1.30%, 4/15/2028	1,175,000	1,087,557
1.70%, 9/15/2028	1,960,000	1,813,314
1.70%, 10/15/2030	2,188,000	1,905,661
2.63%, 4/1/2031	2,340,000	2,110,727
3.10%, 5/3/2027	2,083,000	2,042,090
3.35%, 4/1/2027 (a)	1,302,000	1,282,535
3.65%, 4/5/2029	2,491,000	2,432,337
3.75%, 4/1/2032 (a)	2,189,000	2,063,921
4.50%, 4/15/2030 (a)	4,056,000	4,085,893
5.00%, 4/15/2033 (a)	1,596,000	1,611,992
5.15%, 7/1/2033 (a)	1,918,000	1,957,377
6.50%, 3/15/2029	2,163,000	2,319,818
McDonald's Corp.:
Series MTN, 2.63%, 9/1/2029	1,669,000	1,567,792
Series MTN, 3.50%, 3/1/2027	1,654,000	1,635,508
Series MTN, 3.50%, 7/1/2027	1,644,000	1,623,779
Series MTN, 3.60%, 7/1/2030 (a)	1,888,000	1,826,508
Series MTN, 3.80%, 4/1/2028	1,595,000	1,581,538
4.60%, 5/15/2030	1,737,000	1,755,812
Series MTN, 4.60%, 9/9/2032 (a)	1,805,000	1,807,617
4.80%, 8/14/2028	1,807,000	1,840,375
4.95%, 8/14/2033 (a)	1,048,000	1,067,734
4.95%, 3/3/2035 (a)	1,870,000	1,868,411
Series GMTN, 5.00%, 5/17/2029	1,529,000	1,570,772
Series GMTN, 5.20%, 5/17/2034 (a)	1,892,000	1,944,011
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	1,847,000	1,587,829
3.60%, 9/1/2027	1,177,000	1,161,499
3.90%, 6/1/2029	1,125,000	1,105,211
4.35%, 6/1/2028 (a)	1,574,000	1,578,454
4.70%, 6/15/2032 (a)	1,260,000	1,252,175
5.00%, 8/19/2034	1,631,000	1,619,974
5.75%, 11/20/2026	1,454,000	1,480,477
Ross Stores, Inc. 1.88%, 4/15/2031	41,000	35,137
Starbucks Corp.:
2.00%, 3/12/2027	1,485,000	1,429,951

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.25%, 3/12/2030 (a)	$1,692,000	$1,534,238
2.55%, 11/15/2030	1,682,000	1,524,968
3.00%, 2/14/2032 (a)	1,550,000	1,401,882
3.50%, 3/1/2028	661,000	648,970
3.55%, 8/15/2029 (a)	1,733,000	1,685,620
4.00%, 11/15/2028 (a)	1,034,000	1,026,493
4.50%, 5/15/2028	1,717,000	1,725,585
4.80%, 5/15/2030	1,687,000	1,707,969
4.80%, 2/15/2033	916,000	916,824
4.90%, 2/15/2031 (a)	1,739,000	1,775,154
5.00%, 2/15/2034 (a)	1,998,000	2,009,868
5.40%, 5/15/2035	1,017,000	1,035,692
Target Corp.:
1.95%, 1/15/2027 (a)	1,362,000	1,319,519
2.35%, 2/15/2030 (a)	1,665,000	1,536,129
2.65%, 9/15/2030	1,469,000	1,358,002
3.38%, 4/15/2029 (a)	1,572,000	1,529,462
4.35%, 6/15/2028	895,000	900,424
4.40%, 1/15/2033 (a)	1,570,000	1,546,529
4.50%, 9/15/2032 (a)	1,964,000	1,952,845
4.50%, 9/15/2034	1,900,000	1,841,651
5.00%, 4/15/2035 (a)	1,809,000	1,807,679
6.35%, 11/1/2032	599,000	666,663
TJX Cos., Inc.:
1.60%, 5/15/2031 (a)	1,877,000	1,618,875
2.25%, 9/15/2026	1,101,000	1,078,341
3.88%, 4/15/2030 (a)	1,840,000	1,814,902
Tractor Supply Co.:
1.75%, 11/1/2030	1,691,000	1,465,370
5.25%, 5/15/2033	1,928,000	1,965,461
Walmart, Inc.:
1.05%, 9/17/2026	2,874,000	2,778,899
1.50%, 9/22/2028 (a)	870,000	806,681
1.80%, 9/22/2031 (a)	2,155,000	1,877,307
2.38%, 9/24/2029	668,000	626,364
3.05%, 7/8/2026	595,000	588,973
3.25%, 7/8/2029 (a)	1,454,000	1,416,690
3.70%, 6/26/2028	1,954,000	1,947,376
3.90%, 4/15/2028	3,199,000	3,203,990
3.95%, 9/9/2027 (a)	1,394,000	1,395,241
4.00%, 4/15/2030 (a)	1,945,500	1,947,076
4.10%, 4/28/2027	1,175,000	1,180,135
4.10%, 4/15/2033 (a)	3,257,000	3,182,903
4.15%, 9/9/2032 (a)	2,762,000	2,728,994
4.35%, 4/28/2030 (a)	2,060,000	2,083,257
4.90%, 4/28/2035	1,085,000	1,099,257
5.88%, 4/5/2027	537,000	556,246
7.55%, 2/15/2030	725,000	831,713
		214,856,327
SEMICONDUCTORS — 2.3%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (a)	1,380,000	1,330,886
4.21%, 9/24/2026 (a)	1,577,000	1,581,889
4.32%, 3/24/2028	1,946,000	1,960,731
Security Description	Principal Amount	Value
Analog Devices, Inc.:
1.70%, 10/1/2028 (a)	$1,861,000	$1,724,831
2.10%, 10/1/2031	1,373,000	1,199,755
3.45%, 6/15/2027	1,790,000	1,772,118
3.50%, 12/5/2026	1,031,000	1,022,319
4.25%, 6/15/2028	2,310,000	2,320,626
4.50%, 6/15/2030	3,100,000	3,124,304
5.05%, 4/1/2034 (a)	1,940,000	1,986,036
Applied Materials, Inc.:
1.75%, 6/1/2030	2,074,000	1,843,039
3.30%, 4/1/2027 (a)	169,000	166,916
4.80%, 6/15/2029	1,538,000	1,572,790
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028 (a)	3,714,000	3,645,180
3.88%, 1/15/2027	3,451,000	3,429,535
Broadcom, Inc.:
1.95%, 2/15/2028 (a) (b)	1,969,000	1,857,121
2.45%, 2/15/2031 (b)	4,627,000	4,137,371
2.60%, 2/15/2033 (a) (b)	3,354,000	2,869,515
3.42%, 4/15/2033 (b)	4,106,000	3,719,051
3.46%, 9/15/2026 (a)	3,134,000	3,104,540
3.47%, 4/15/2034 (b)	6,145,000	5,481,279
4.00%, 4/15/2029 (b)	3,505,000	3,457,823
4.11%, 9/15/2028 (a)	2,534,000	2,523,484
4.15%, 2/15/2028	1,735,000	1,730,298
4.15%, 11/15/2030 (a)	2,382,000	2,343,650
4.15%, 4/15/2032 (b)	1,753,000	1,687,911
4.30%, 11/15/2032	3,550,000	3,440,766
4.35%, 2/15/2030	2,317,000	2,308,497
4.55%, 2/15/2032	1,714,000	1,698,231
4.75%, 4/15/2029 (a)	2,758,000	2,793,523
4.80%, 4/15/2028	2,247,000	2,279,671
4.80%, 10/15/2034 (a)	2,807,000	2,772,109
5.00%, 4/15/2030 (a)	1,542,000	1,575,538
5.05%, 7/12/2027	1,781,000	1,807,448
5.05%, 7/12/2029	3,768,000	3,858,620
5.05%, 4/15/2030 (a)	1,825,000	1,868,836
5.15%, 11/15/2031	1,483,000	1,525,488
5.20%, 4/15/2032	4,320,000	4,440,528
Intel Corp.:
1.60%, 8/12/2028	1,871,000	1,718,682
2.00%, 8/12/2031 (a)	2,183,000	1,875,612
2.45%, 11/15/2029	5,144,000	4,703,416
3.15%, 5/11/2027	3,602,000	3,527,547
3.75%, 3/25/2027	1,705,000	1,687,643
3.75%, 8/5/2027 (a)	2,041,000	2,013,896
3.90%, 3/25/2030	2,663,000	2,581,486
4.00%, 8/5/2029	1,974,000	1,932,822
4.00%, 12/15/2032	1,186,000	1,111,199
4.15%, 8/5/2032 (a)	2,261,000	2,144,038
4.88%, 2/10/2028	819,000	829,696
5.00%, 2/21/2031 (a)	1,654,000	1,679,670
5.13%, 2/10/2030 (a)	1,962,000	2,005,713
5.15%, 2/21/2034 (a)	982,000	978,789

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.20%, 2/10/2033 (a)	$4,555,000	$4,593,444
KLA Corp.:
4.10%, 3/15/2029	1,115,000	1,113,785
4.65%, 7/15/2032	1,882,000	1,892,897
4.70%, 2/1/2034	1,359,000	1,352,912
Lam Research Corp.:
1.90%, 6/15/2030 (a)	1,991,000	1,777,047
4.00%, 3/15/2029 (a)	1,399,000	1,389,655
Marvell Technology Group Ltd. 4.88%, 6/22/2028	5,000	4,948
Marvell Technology, Inc.:
2.45%, 4/15/2028	1,693,000	1,609,112
4.75%, 7/15/2030 (a)	4,275,000	4,294,408
4.88%, 6/22/2028	1,335,000	1,351,234
5.45%, 7/15/2035	1,925,000	1,938,879
5.95%, 9/15/2033 (a)	1,845,000	1,947,508
Microchip Technology, Inc.:
4.90%, 3/15/2028	1,944,000	1,966,745
5.05%, 3/15/2029	1,408,000	1,429,866
5.05%, 2/15/2030 (a)	3,031,000	3,074,949
Micron Technology, Inc.:
2.70%, 4/15/2032	1,691,000	1,470,138
4.66%, 2/15/2030	1,396,000	1,395,777
5.30%, 1/15/2031	2,684,000	2,747,262
5.33%, 2/6/2029	1,946,000	1,992,140
5.38%, 4/15/2028 (a)	734,000	754,009
5.65%, 11/1/2032	961,000	998,748
5.80%, 1/15/2035	1,760,000	1,818,221
5.88%, 2/9/2033 (a)	1,841,000	1,919,390
5.88%, 9/15/2033	1,633,000	1,706,828
6.75%, 11/1/2029	2,159,000	2,334,009
NVIDIA Corp.:
1.55%, 6/15/2028 (a)	1,593,000	1,490,331
2.00%, 6/15/2031 (a)	2,239,000	1,986,396
2.85%, 4/1/2030	3,241,000	3,073,570
3.20%, 9/16/2026	1,627,000	1,612,308
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	1,968,000	1,736,996
2.65%, 2/15/2032	1,920,000	1,669,613
3.15%, 5/1/2027 (a)	1,958,000	1,917,332
3.40%, 5/1/2030	1,694,000	1,603,794
4.30%, 6/18/2029	1,788,000	1,771,086
4.40%, 6/1/2027	1,088,000	1,090,198
5.00%, 1/15/2033 (a)	1,929,000	1,922,827
Qorvo, Inc. 4.38%, 10/15/2029	1,911,000	1,857,932
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	1,364,000	1,267,552
1.65%, 5/20/2032 (a)	2,101,000	1,746,834
2.15%, 5/20/2030	1,192,000	1,084,207
3.25%, 5/20/2027 (a)	2,841,000	2,805,914
4.25%, 5/20/2032 (a)	1,242,000	1,227,493
4.50%, 5/20/2030	2,640,000	2,668,010
4.65%, 5/20/2035	1,000,000	989,750
Security Description	Principal Amount	Value
4.75%, 5/20/2032	$1,650,000	$1,670,509
5.00%, 5/20/2035 (a)	2,250,000	2,266,470
5.40%, 5/20/2033 (a)	1,965,000	2,071,660
Skyworks Solutions, Inc. 3.00%, 6/1/2031	1,726,500	1,520,822
Texas Instruments, Inc.:
1.13%, 9/15/2026	1,286,000	1,242,880
1.75%, 5/4/2030 (a)	1,627,000	1,450,275
1.90%, 9/15/2031 (a)	955,000	833,476
2.90%, 11/3/2027	1,052,000	1,026,952
3.65%, 8/16/2032	1,729,000	1,636,101
4.50%, 5/23/2030	1,850,000	1,870,627
4.60%, 2/8/2027	836,000	843,725
4.60%, 2/15/2028	1,399,000	1,420,657
4.60%, 2/8/2029 (a)	1,258,000	1,279,801
4.85%, 2/8/2034 (a)	1,595,000	1,618,112
4.90%, 3/14/2033 (a)	1,231,000	1,258,845
5.10%, 5/23/2035	1,900,000	1,935,435
TSMC Arizona Corp.:
1.75%, 10/25/2026	1,911,000	1,848,549
2.50%, 10/25/2031	3,893,000	3,493,734
3.88%, 4/22/2027	1,743,000	1,734,146
4.13%, 4/22/2029 (a)	1,393,000	1,386,077
4.25%, 4/22/2032	744,000	732,297
Xilinx, Inc. 2.38%, 6/1/2030 (a)	1,781,000	1,631,806
		235,921,472
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,577,000	1,467,903
3.48%, 12/1/2027	1,059,000	1,036,846
4.20%, 5/1/2030	2,466,000	2,408,098
		4,912,847
SOFTWARE — 2.3%
Adobe, Inc.:
2.15%, 2/1/2027	1,936,000	1,882,315
2.30%, 2/1/2030	1,996,000	1,840,552
4.75%, 1/17/2028	1,136,000	1,156,346
4.80%, 4/4/2029 (a)	1,885,000	1,932,314
4.95%, 1/17/2030 (a)	1,505,000	1,554,545
4.95%, 4/4/2034 (a)	1,285,000	1,311,201
5.30%, 1/17/2035 (a)	1,256,000	1,313,349
AppLovin Corp.:
5.38%, 12/1/2031	2,901,000	2,952,261
5.50%, 12/1/2034	2,632,000	2,673,059
Atlassian Corp.:
5.25%, 5/15/2029 (a)	1,682,000	1,726,539
5.50%, 5/15/2034	2,197,000	2,254,144
Autodesk, Inc.:
2.40%, 12/15/2031	1,433,000	1,257,300
2.85%, 1/15/2030	1,352,000	1,264,647
3.50%, 6/15/2027	1,000	988
5.30%, 6/15/2035	1,250,000	1,270,913

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	$1,677,000	$1,494,643
2.90%, 12/1/2029	1,670,000	1,565,057
Cadence Design Systems, Inc.:
4.20%, 9/10/2027 (a)	1,824,000	1,827,520
4.30%, 9/10/2029	733,000	733,579
4.70%, 9/10/2034 (a)	1,902,000	1,878,624
Concentrix Corp.:
6.60%, 8/2/2028 (a)	1,935,000	2,030,763
6.65%, 8/2/2026	1,701,000	1,731,856
6.85%, 8/2/2033 (a)	1,737,000	1,815,703
Electronic Arts, Inc. 1.85%, 2/15/2031 (a)	1,916,000	1,663,050
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028	407,000	379,772
2.25%, 3/1/2031 (a)	1,538,000	1,350,595
3.75%, 5/21/2029	1,864,000	1,812,423
5.10%, 7/15/2032 (a)	1,778,000	1,810,573
Fiserv, Inc.:
2.25%, 6/1/2027	1,607,000	1,548,023
2.65%, 6/1/2030 (a)	1,737,000	1,591,943
3.50%, 7/1/2029	4,880,000	4,698,854
4.20%, 10/1/2028	1,909,000	1,899,130
4.75%, 3/15/2030	1,849,000	1,863,145
5.15%, 3/15/2027	1,602,000	1,623,707
5.15%, 8/12/2034 (a)	1,930,000	1,934,536
5.35%, 3/15/2031 (a)	2,184,000	2,264,022
5.38%, 8/21/2028	2,311,000	2,377,233
5.45%, 3/2/2028	2,487,000	2,555,567
5.45%, 3/15/2034 (a)	1,844,000	1,885,638
5.60%, 3/2/2033	1,812,000	1,878,645
5.63%, 8/21/2033	4,025,000	4,179,801
Intuit, Inc.:
1.35%, 7/15/2027 (a)	4,006,000	3,797,768
1.65%, 7/15/2030	1,099,000	970,725
5.20%, 9/15/2033 (a)	2,215,000	2,292,481
Microsoft Corp.:
1.35%, 9/15/2030	1,593,000	1,394,417
2.40%, 8/8/2026	8,180,000	8,042,658
3.30%, 2/6/2027	7,424,000	7,350,354
3.40%, 9/15/2026	1,559,000	1,549,163
3.40%, 6/15/2027	1,499,000	1,489,571
Oracle Corp.:
2.30%, 3/25/2028	3,292,000	3,125,425
2.65%, 7/15/2026	5,219,000	5,124,223
2.80%, 4/1/2027	3,004,000	2,927,969
2.88%, 3/25/2031	5,952,000	5,426,498
2.95%, 4/1/2030	5,882,000	5,489,435
3.25%, 11/15/2027	5,330,000	5,207,197
3.25%, 5/15/2030	2,862,000	2,702,529
3.90%, 5/15/2035	2,750,000	2,479,675
4.20%, 9/27/2029	1,977,000	1,962,607
4.30%, 7/8/2034	2,934,000	2,783,603
Security Description	Principal Amount	Value
4.50%, 5/6/2028	$5,191,000	$5,219,499
4.65%, 5/6/2030	1,535,000	1,549,690
4.70%, 9/27/2034	2,838,000	2,755,840
4.80%, 8/3/2028 (a)	3,549,000	3,606,849
4.90%, 2/6/2033	2,284,000	2,289,413
5.25%, 2/3/2032	2,159,000	2,215,069
6.15%, 11/9/2029	1,827,000	1,949,500
6.25%, 11/9/2032	5,113,000	5,530,119
Paychex, Inc.:
5.10%, 4/15/2030 (a)	1,167,000	1,194,996
5.35%, 4/15/2032	5,031,000	5,164,523
5.60%, 4/15/2035	852,000	880,602
Roper Technologies, Inc.:
1.40%, 9/15/2027	1,472,000	1,385,152
1.75%, 2/15/2031 (a)	1,611,000	1,382,995
2.00%, 6/30/2030 (a)	2,849,000	2,532,248
2.95%, 9/15/2029	1,674,000	1,581,277
3.80%, 12/15/2026	1,466,000	1,454,433
4.20%, 9/15/2028	1,313,000	1,309,573
4.50%, 10/15/2029	1,006,000	1,007,771
4.75%, 2/15/2032	1,573,000	1,576,099
4.90%, 10/15/2034	1,807,000	1,783,491
Salesforce, Inc.:
1.50%, 7/15/2028	1,714,000	1,593,043
1.95%, 7/15/2031	3,228,000	2,829,600
3.70%, 4/11/2028	1,945,000	1,932,377
ServiceNow, Inc. 1.40%, 9/1/2030	2,203,000	1,908,591
Synopsys, Inc.:
4.55%, 4/1/2027 (a)	1,876,000	1,885,511
4.65%, 4/1/2028	2,913,000	2,942,771
4.85%, 4/1/2030	4,252,000	4,311,953
5.00%, 4/1/2032	1,656,000	1,677,097
5.15%, 4/1/2035	4,056,000	4,088,813
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027 (a)	1,250,000	1,237,738
4.00%, 4/14/2032	1,718,000	1,627,925
4.95%, 3/28/2028	1,756,000	1,782,691
5.40%, 6/12/2029	2,494,000	2,569,593
5.60%, 6/12/2034	625,000	647,431
VMware LLC:
1.40%, 8/15/2026	1,687,000	1,632,257
1.80%, 8/15/2028	1,930,000	1,785,520
2.20%, 8/15/2031	2,285,000	1,982,763
3.90%, 8/21/2027	1,820,000	1,805,185
4.65%, 5/15/2027	1,491,000	1,499,737
4.70%, 5/15/2030	2,240,000	2,249,229
Workday, Inc.:
3.50%, 4/1/2027	1,561,000	1,541,347
3.70%, 4/1/2029	1,839,000	1,796,666
3.80%, 4/1/2032	2,033,000	1,911,000
		232,509,150

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 3.1%
America Movil SAB de CV:
2.88%, 5/7/2030	$2,200,000	$2,032,646
3.63%, 4/22/2029	1,884,000	1,826,274
4.70%, 7/21/2032	1,526,000	1,513,441
5.00%, 1/20/2033	3,750,000	3,758,138
6.38%, 3/1/2035 (a)	302,000	329,606
AT&T, Inc.:
1.65%, 2/1/2028 (a)	4,552,000	4,271,597
2.25%, 2/1/2032	4,182,000	3,600,702
2.30%, 6/1/2027	4,221,000	4,068,326
2.55%, 12/1/2033	5,535,000	4,633,349
2.75%, 6/1/2031	5,448,000	4,936,978
2.95%, 7/15/2026	1,994,000	1,963,651
3.80%, 2/15/2027	1,990,000	1,974,478
4.10%, 2/15/2028	3,440,000	3,425,449
4.25%, 3/1/2027 (a)	1,725,000	1,722,947
4.30%, 2/15/2030	5,216,000	5,200,613
4.35%, 3/1/2029	5,041,000	5,051,536
4.50%, 5/15/2035 (a)	2,000,000	1,905,580
4.70%, 8/15/2030 (a)	9,897,000	9,986,964
5.38%, 8/15/2035	1,500,000	1,526,640
5.40%, 2/15/2034 (a)	5,167,000	5,317,308
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (a)	1,309,000	1,106,288
5.10%, 5/11/2033 (a)	1,724,000	1,721,655
5.20%, 2/15/2034	1,200,000	1,200,924
British Telecommunications PLC:
5.13%, 12/4/2028	4,571,000	4,671,608
9.63%, 12/15/2030	4,412,000	5,427,422
Cisco Systems, Inc.:
2.50%, 9/20/2026	1,968,000	1,933,521
4.55%, 2/24/2028 (a)	1,938,000	1,964,124
4.75%, 2/24/2030	1,594,000	1,629,419
4.80%, 2/26/2027	3,130,000	3,168,562
4.85%, 2/26/2029	4,020,000	4,118,570
4.95%, 2/26/2031 (a)	190,000	195,419
4.95%, 2/24/2032	4,760,000	4,877,096
5.05%, 2/26/2034	5,933,000	6,072,781
5.10%, 2/24/2035	2,598,000	2,659,105
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030 (a)	6,046,000	7,139,177
9.25%, 6/1/2032 (a)	1,593,000	1,988,016
Juniper Networks, Inc. 2.00%, 12/10/2030	1,820,000	1,582,581
Koninklijke KPN NV 8.38%, 10/1/2030	1,502,000	1,759,984
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,555,000	1,382,022
2.75%, 5/24/2031	1,763,000	1,583,826
4.60%, 2/23/2028	754,000	759,270
4.60%, 5/23/2029	157,000	157,845
Security Description	Principal Amount	Value
4.85%, 8/15/2030	$1,865,000	$1,885,683
5.00%, 4/15/2029	1,512,000	1,537,961
5.20%, 8/15/2032	905,000	920,285
5.40%, 4/15/2034	1,829,000	1,864,922
5.60%, 6/1/2032	1,923,000	2,000,708
Nokia OYJ 4.38%, 6/12/2027	1,696,000	1,687,333
Orange SA 9.00%, 3/1/2031	3,899,000	4,736,154
Rogers Communications, Inc.:
2.90%, 11/15/2026	1,673,000	1,636,964
3.20%, 3/15/2027	2,222,000	2,178,782
3.80%, 3/15/2032	3,455,000	3,210,559
5.00%, 2/15/2029	2,054,000	2,083,701
5.30%, 2/15/2034	2,324,000	2,326,580
Sprint Capital Corp.:
6.88%, 11/15/2028	5,076,000	5,448,832
8.75%, 3/15/2032	3,440,000	4,173,339
Telefonica Emisiones SA 4.10%, 3/8/2027	1,579,000	1,570,947
Telefonica Europe BV 8.25%, 9/15/2030	3,986,000	4,609,171
TELUS Corp.:
2.80%, 2/16/2027	1,685,000	1,643,279
3.70%, 9/15/2027	2,444,000	2,409,075
T-Mobile USA, Inc.:
2.05%, 2/15/2028 (a)	2,128,000	2,011,300
2.25%, 11/15/2031	2,006,000	1,739,403
2.40%, 3/15/2029	1,842,000	1,714,018
2.55%, 2/15/2031	4,587,000	4,109,356
2.63%, 2/15/2029	1,691,000	1,587,917
2.70%, 3/15/2032	1,285,000	1,131,879
2.88%, 2/15/2031 (a)	3,586,000	3,265,447
3.38%, 4/15/2029	4,899,000	4,717,639
3.50%, 4/15/2031	4,042,000	3,797,378
3.75%, 4/15/2027	7,353,000	7,278,808
3.88%, 4/15/2030	14,526,000	14,104,020
4.20%, 10/1/2029 (a)	1,872,000	1,859,270
4.75%, 2/1/2028 (a)	2,024,000	2,026,793
4.80%, 7/15/2028	1,706,000	1,729,236
4.85%, 1/15/2029	1,957,000	1,986,335
4.95%, 3/15/2028	5,488,000	5,581,296
5.05%, 7/15/2033 (a)	6,953,000	6,994,301
5.13%, 5/15/2032	1,874,000	1,909,906
5.15%, 4/15/2034 (a)	2,094,000	2,121,075
5.20%, 1/15/2033	2,124,000	2,157,793
5.30%, 5/15/2035 (a)	693,000	701,607
5.75%, 1/15/2034	2,022,000	2,117,479
Verizon Communications, Inc.:
1.50%, 9/18/2030	2,050,000	1,770,872
1.68%, 10/30/2030 (a)	1,954,000	1,690,484
1.75%, 1/20/2031	4,603,000	3,973,172
2.10%, 3/22/2028	4,775,000	4,524,360
2.36%, 3/15/2032	7,204,000	6,207,903
2.55%, 3/21/2031	7,716,500	6,922,086

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.15%, 3/22/2030 (a)	$2,942,000	$2,785,780
3.88%, 2/8/2029	1,955,000	1,930,015
4.02%, 12/3/2029	6,316,000	6,230,987
4.13%, 3/16/2027	4,163,000	4,161,585
4.33%, 9/21/2028	7,154,000	7,183,832
4.40%, 11/1/2034	1,803,000	1,711,894
4.50%, 8/10/2033	4,690,000	4,556,288
4.78%, 2/15/2035	2,548,000	2,483,408
5.05%, 5/9/2033 (a)	1,675,000	1,697,897
5.25%, 4/2/2035	3,846,000	3,877,576
6.40%, 9/15/2033	1,477,000	1,617,802
7.75%, 12/1/2030	1,469,000	1,690,129
Vodafone Group PLC:
6.25%, 11/30/2032 (a)	4,011,000	4,345,437
7.88%, 2/15/2030 (a)	656,000	749,113
		316,822,589
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	1,424,000	1,391,718
3.55%, 11/19/2026	1,603,000	1,581,664
3.90%, 11/19/2029 (a)	1,273,000	1,227,006
6.05%, 5/14/2034	2,859,000	2,948,201
		7,148,589
TRANSPORTATION — 0.9%
Canadian National Railway Co.:
3.85%, 8/5/2032	1,403,000	1,334,295
4.38%, 9/18/2034	1,442,000	1,388,833
5.85%, 11/1/2033	1,801,000	1,924,621
6.25%, 8/1/2034	1,013,000	1,112,882
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	1,783,000	1,721,255
2.05%, 3/5/2030 (a)	510,000	459,459
2.88%, 11/15/2029	1,572,000	1,476,784
4.00%, 6/1/2028 (a)	3,471,000	3,450,764
5.20%, 3/30/2035 (a)	1,528,000	1,548,552
7.13%, 10/15/2031	1,651,000	1,855,873
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028 (a)	1,760,000	1,750,373
CSX Corp.:
2.40%, 2/15/2030	2,015,000	1,858,334
2.60%, 11/1/2026	2,033,000	1,989,514
3.25%, 6/1/2027	1,965,000	1,933,422
4.10%, 11/15/2032 (a)	1,825,000	1,768,790
4.25%, 3/15/2029	1,171,000	1,171,000
5.20%, 11/15/2033 (a)	1,772,000	1,831,362
Federal Express Corp. Pass-Through Trusts Series 2020-1, 1.88%, 8/20/2035	1,199,051	1,035,584
FedEx Corp.:
3.10%, 8/5/2029 (b)	1,670,000	1,579,853
3.40%, 2/15/2028 (b)	4,000	3,901
3.90%, 2/1/2035 (b)	218,000	194,827
Security Description	Principal Amount	Value
4.25%, 5/15/2030 (b)	$1,865,000	$1,828,912
4.90%, 1/15/2034 (b)	1,063,000	1,034,586
JB Hunt Transport Services, Inc. 4.90%, 3/15/2030	912,000	924,604
Kirby Corp. 4.20%, 3/1/2028	1,615,000	1,600,578
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	414,000	367,487
3.15%, 6/1/2027	484,000	474,702
3.80%, 8/1/2028	651,000	644,243
4.45%, 3/1/2033	1,703,000	1,666,130
5.05%, 8/1/2030	1,926,000	1,988,499
5.10%, 5/1/2035 (a)	665,000	668,172
5.55%, 3/15/2034	1,615,000	1,688,547
7.80%, 5/15/2027	20,000	21,316
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	467,000	453,041
Series MTN, 2.85%, 3/1/2027	1,642,000	1,601,180
Series MTN, 2.90%, 12/1/2026	541,000	528,779
Series MTN, 4.30%, 6/15/2027 (a)	1,056,000	1,056,127
Series MTN, 4.85%, 6/15/2030 (a)	1,553,000	1,567,319
Series MTN, 4.90%, 12/1/2029 (a)	1,814,000	1,840,847
Series GMTN, 4.95%, 9/1/2029	1,033,000	1,050,943
5.00%, 3/15/2030	600,000	608,310
Series MTN, 5.25%, 6/1/2028	1,658,000	1,700,793
Series MTN, 5.38%, 3/15/2029	1,340,000	1,378,284
Series MTN, 5.50%, 6/1/2029	1,162,000	1,202,228
6.60%, 12/1/2033 (a)	433,000	476,014
Union Pacific Corp.:
2.15%, 2/5/2027	1,584,000	1,537,826
2.38%, 5/20/2031 (a)	1,786,000	1,606,435
2.40%, 2/5/2030 (a)	1,961,000	1,809,807
2.80%, 2/14/2032	1,847,000	1,666,252
3.00%, 4/15/2027	1,493,000	1,465,768
3.38%, 2/1/2035	268,000	238,933
3.70%, 3/1/2029	2,771,000	2,726,027
3.95%, 9/10/2028	1,736,700	1,727,877
4.50%, 1/20/2033 (a)	1,908,000	1,896,075
5.10%, 2/20/2035 (a)	1,840,000	1,870,158
6.63%, 2/1/2029	1,592,000	1,720,554
United Parcel Service, Inc.:
2.40%, 11/15/2026	1,443,000	1,410,042
2.50%, 9/1/2029	1,971,000	1,841,032
3.40%, 3/15/2029 (a)	1,972,000	1,922,838
4.65%, 10/15/2030	2,389,000	2,421,634

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.88%, 3/3/2033 (a)	$1,161,000	$1,179,982
5.15%, 5/22/2034 (a)	1,870,000	1,916,638
5.25%, 5/14/2035 (a)	1,662,000	1,697,467
		88,417,264
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 9/15/2026	1,847,000	1,819,812
3.50%, 3/15/2028	1,583,000	1,545,483
3.85%, 3/30/2027	884,000	875,204
4.55%, 11/7/2028	100,000	100,151
4.70%, 4/1/2029	100,000	100,764
4.90%, 3/15/2033 (a)	1,513,000	1,497,098
5.45%, 9/15/2033	1,697,000	1,730,703
6.05%, 3/15/2034	1,068,000	1,132,112
6.90%, 5/1/2034	1,697,000	1,880,039
		10,681,366
VENTURE CAPITAL — 0.0% *
Hercules Capital, Inc.:
2.63%, 9/16/2026	693,000	671,379
3.38%, 1/20/2027 (a)	1,125,000	1,090,046
6.00%, 6/16/2030	800,000	800,160
		2,561,585
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	1,343,000	1,180,403
2.80%, 5/1/2030 (a)	1,649,000	1,533,438
3.75%, 9/1/2028	1,405,000	1,386,243
4.45%, 6/1/2032	4,105,000	4,053,729
5.15%, 3/1/2034	1,804,000	1,830,429
5.25%, 3/1/2035	1,670,000	1,691,994
Essential Utilities, Inc.:
2.70%, 4/15/2030	364,000	335,357
3.57%, 5/1/2029 (a)	705,000	683,427
4.80%, 8/15/2027	1,525,000	1,541,714
5.38%, 1/15/2034	1,728,000	1,755,492
United Utilities PLC 6.88%, 8/15/2028	2,397,000	2,572,724
		18,564,950
TOTAL CORPORATE BONDS & NOTES (Cost $9,958,251,591)		9,926,339,360
Shares
SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	72,871,715	72,871,715
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	635,670,835	$635,670,835
TOTAL SHORT-TERM INVESTMENTS (Cost $708,542,550)		708,542,550
TOTAL INVESTMENTS — 105.7% (Cost $10,666,794,141)		10,634,881,910
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(573,450,767)
NET ASSETS — 100.0%		$10,061,431,143
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	When-issued security.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$9,926,339,360	$—	$9,926,339,360
Short-Term Investments	708,542,550	—	—	708,542,550
TOTAL INVESTMENTS	$708,542,550	$9,926,339,360	$—	$10,634,881,910

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	42,330,053	$42,342,752	$364,697,689	$407,040,440	$305	$(306)	—	$—	$263,309
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,326,090,863	1,253,219,148	—	—	72,871,715	72,871,715	976,709
State Street Navigator Securities Lending Portfolio II	420,255,818	420,255,818	3,528,771,900	3,313,356,883	—	—	635,670,835	635,670,835	1,565,838
Total		$462,598,570	$5,219,560,452	$4,973,616,471	$305	$(306)		$708,542,550	$2,805,856
See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.0% *
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$193,000	$143,281
5.40%, 10/1/2048	200,000	185,468
		328,749
AEROSPACE & DEFENSE — 2.8%
Boeing Co.:
3.25%, 2/1/2035	197,000	165,854
3.38%, 6/15/2046	219,000	149,181
3.50%, 3/1/2039	247,000	192,524
3.55%, 3/1/2038	217,000	174,179
3.63%, 3/1/2048	155,000	106,855
3.65%, 3/1/2047	134,000	93,635
3.75%, 2/1/2050	661,000	466,891
3.83%, 3/1/2059	150,000	101,729
3.85%, 11/1/2048	178,000	127,681
3.90%, 5/1/2049	511,000	366,949
3.95%, 8/1/2059	465,000	317,507
5.71%, 5/1/2040	1,631,000	1,608,639
5.81%, 5/1/2050	2,913,000	2,794,616
5.88%, 2/15/2040	181,000	180,604
5.93%, 5/1/2060	1,825,000	1,733,841
6.63%, 2/15/2038	177,000	191,254
6.86%, 5/1/2054	1,383,000	1,514,703
6.88%, 3/15/2039	227,000	247,627
7.01%, 5/1/2064	885,000	972,137
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	40,000	38,367
General Dynamics Corp.:
2.85%, 6/1/2041	348,000	254,280
3.60%, 11/15/2042 (a)	257,000	205,780
4.25%, 4/1/2040	223,000	200,258
4.25%, 4/1/2050	588,000	494,667
4.95%, 8/15/2035	180,000	180,664
General Electric Co.:
4.35%, 5/1/2050	452,000	381,144
4.50%, 3/11/2044	433,000	381,200
Series MTN, 5.88%, 1/14/2038	339,000	361,693
Series GMTN, 6.88%, 1/10/2039	184,000	215,499
Howmet Aerospace, Inc. 5.95%, 2/1/2037	162,000	172,305
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	158,000	147,441
5.50%, 8/15/2054	377,000	365,505
5.60%, 7/31/2053 (a)	413,000	404,401
6.15%, 12/15/2040	72,000	76,311
Lockheed Martin Corp.:
2.80%, 6/15/2050	106,000	66,438
3.80%, 3/1/2045	485,000	381,899
4.07%, 12/15/2042	815,604	685,776
Security Description	Principal Amount	Value
4.09%, 9/15/2052	$892,000	$702,066
4.15%, 6/15/2053	530,000	420,036
4.30%, 6/15/2062	397,000	311,947
4.70%, 5/15/2046	1,237,000	1,101,685
5.20%, 2/15/2055	618,000	578,164
5.20%, 2/15/2064	547,000	503,596
5.70%, 11/15/2054 (a)	684,000	689,705
5.72%, 6/1/2040	189,000	197,021
5.90%, 11/15/2063	375,000	386,201
Series B, 6.15%, 9/1/2036	174,000	192,009
Northrop Grumman Corp.:
3.85%, 4/15/2045	270,000	213,259
4.03%, 10/15/2047	894,000	712,652
4.75%, 6/1/2043	210,000	189,750
4.95%, 3/15/2053	690,000	619,385
5.05%, 11/15/2040	177,000	170,531
5.15%, 5/1/2040	219,000	214,162
5.20%, 6/1/2054	713,000	663,725
5.25%, 7/15/2035	430,000	438,265
5.25%, 5/1/2050	557,000	523,290
RTX Corp.:
3.13%, 7/1/2050	250,000	165,465
3.75%, 11/1/2046	799,000	609,485
4.05%, 5/4/2047	287,000	228,564
4.15%, 5/15/2045	452,000	370,685
4.35%, 4/15/2047	447,000	373,348
4.45%, 11/16/2038	232,382	214,249
4.50%, 6/1/2042	1,303,000	1,153,976
4.63%, 11/16/2048	794,000	683,745
4.70%, 12/15/2041	821,000	744,212
4.80%, 12/15/2043	674,000	608,824
4.88%, 10/15/2040	219,000	205,630
5.38%, 2/27/2053	853,000	815,622
5.40%, 5/1/2035	70,000	72,027
5.70%, 4/15/2040	96,000	99,708
6.05%, 6/1/2036	167,000	180,305
6.13%, 7/15/2038	164,000	176,897
6.40%, 3/15/2054	1,056,000	1,156,309
		33,206,534
AGRICULTURE — 1.5%
Altria Group, Inc.:
3.40%, 2/4/2041	948,000	702,828
3.70%, 2/4/2051	798,000	552,224
3.88%, 9/16/2046	1,031,000	761,156
4.00%, 2/4/2061	412,000	290,497
4.25%, 8/9/2042	490,000	398,992
4.45%, 5/6/2050	440,000	345,272
4.50%, 5/2/2043	420,000	349,931
5.38%, 1/31/2044	790,000	745,713
5.80%, 2/14/2039	884,000	895,421
5.95%, 2/14/2049 (a)	1,433,000	1,425,591
6.20%, 2/14/2059	1,000	1,003
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	208,000	126,379
3.75%, 9/15/2047	379,000	285,270

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.02%, 4/16/2043	$252,000	$207,189
4.50%, 3/15/2049	294,000	250,953
4.54%, 3/26/2042	140,000	124,842
5.38%, 9/15/2035	96,000	99,794
BAT Capital Corp.:
3.73%, 9/25/2040	253,000	199,716
3.98%, 9/25/2050	249,000	178,147
4.39%, 8/15/2037	1,231,000	1,101,314
4.54%, 8/15/2047	938,000	757,838
4.76%, 9/6/2049	727,000	599,172
5.28%, 4/2/2050	303,000	267,807
5.63%, 8/15/2035	412,000	418,893
5.65%, 3/16/2052	229,000	213,300
6.25%, 8/15/2055	297,000	300,481
7.08%, 8/2/2043	540,000	595,885
7.08%, 8/2/2053	700,000	779,653
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (b)	20,000	20,719
Philip Morris International, Inc.:
3.88%, 8/21/2042	492,000	400,478
4.13%, 3/4/2043	585,000	488,873
4.25%, 11/10/2044	628,000	531,960
4.38%, 11/15/2041	498,000	433,414
4.50%, 3/20/2042	533,000	469,823
4.88%, 11/15/2043	422,000	386,286
6.38%, 5/16/2038	731,000	810,964
Reynolds American, Inc.:
5.70%, 8/15/2035	282,000	287,736
5.85%, 8/15/2045	1,356,000	1,308,459
6.15%, 9/15/2043	359,000	363,821
7.25%, 6/15/2037	172,000	191,856
		18,669,650
AIRLINES — 0.1%
American Airlines Pass-Through Trust Series 2021-1, Class A, 2.88%, 1/11/2036	85,728	76,138
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 11/15/2033	99,689	86,298
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	75,689	67,775
Series 2024-1, Class AA, 5.45%, 8/15/2038	462,936	466,519
Series 2023-1, Class A, 5.80%, 7/15/2037	174,823	177,317
		874,047
APPAREL — 0.1%
NIKE, Inc.:
3.25%, 3/27/2040	834,000	664,264
3.38%, 11/1/2046	128,000	92,508
Security Description	Principal Amount	Value
3.38%, 3/27/2050 (a)	$790,000	$559,454
3.63%, 5/1/2043	265,000	210,641
3.88%, 11/1/2045	469,000	373,765
		1,900,632
AUTO MANUFACTURERS — 0.6%
Cummins, Inc.:
2.60%, 9/1/2050 (a)	411,000	244,418
4.88%, 10/1/2043	221,000	206,489
5.45%, 2/20/2054 (a)	712,000	689,871
Ford Motor Co.:
4.75%, 1/15/2043	1,037,000	797,702
5.29%, 12/8/2046	703,000	566,175
7.40%, 11/1/2046	237,000	243,252
Ford Motor Credit Co. LLC 6.50%, 2/7/2035	160,000	159,864
General Motors Co.:
5.00%, 4/1/2035	104,000	98,092
5.15%, 4/1/2038	450,000	417,613
5.20%, 4/1/2045	647,000	554,654
5.40%, 4/1/2048 (a)	368,800	320,856
5.95%, 4/1/2049	451,000	420,598
6.25%, 10/2/2043	737,000	722,584
6.60%, 4/1/2036	935,000	988,566
6.75%, 4/1/2046	371,000	379,574
General Motors Financial Co., Inc. 6.15%, 7/15/2035 (a)	465,000	474,942
		7,285,250
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	760,000	456,509
4.15%, 5/1/2052	1,136,000	814,285
4.40%, 10/1/2046	233,000	176,469
5.40%, 3/15/2049	119,000	101,996
5.75%, 9/13/2054	316,000	283,187
BorgWarner, Inc. 4.38%, 3/15/2045	244,000	201,524
Lear Corp.:
3.55%, 1/15/2052	311,000	198,925
5.25%, 5/15/2049 (a)	459,000	394,745
		2,627,640
BANKS — 8.2%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	2,378,000	1,694,705
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	757,000	473,216
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (c)	1,104,000	713,040
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	2,020,000	1,550,754
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	571,000	407,043

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (a) (c)	$832,000	$651,747
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	634,000	550,610
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	3,134,000	2,491,279
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	753,000	685,908
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	1,604,000	1,332,010
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	1,233,000	1,053,451
Series L, 4.75%, 4/21/2045 (a)	421,000	373,456
Series MTN, 4.88%, 4/1/2044	197,000	182,485
Series MTN, 5.00%, 1/21/2044	690,000	651,960
Series MTN, 5.88%, 2/7/2042	716,000	748,199
6.11%, 1/29/2037	1,662,000	1,756,019
7.75%, 5/14/2038	636,000	759,441
Bank of America NA 6.00%, 10/15/2036	346,000	365,463
Barclays PLC:
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	483,000	358,043
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	569,000	445,521
4.95%, 1/10/2047	553,000	502,340
5.25%, 8/17/2045 (a)	485,000	465,261
SOFR + 2.42%, 6.04%, 3/12/2055 (c)	611,000	626,544
Citigroup, Inc.:
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	772,000	547,417
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	494,000	425,635
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	628,000	516,574
4.65%, 7/30/2045	642,000	563,978
4.65%, 7/23/2048	1,507,000	1,299,833
4.75%, 5/18/2046	1,018,000	871,469
5.30%, 5/6/2044	304,000	284,441
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	807,000	787,801
SOFR + 1.75%, 5.61%, 3/4/2056 (c)	1,234,000	1,210,418
5.88%, 1/30/2042	677,000	700,316
Security Description	Principal Amount	Value
6.13%, 8/25/2036	$170,000	$176,035
6.68%, 9/13/2043	234,000	255,556
8.13%, 7/15/2039	1,154,000	1,452,621
Cooperatieve Rabobank UA:
5.25%, 5/24/2041	963,000	947,804
5.75%, 12/1/2043 (a)	603,000	607,746
Fifth Third Bancorp 8.25%, 3/1/2038	312,000	375,788
Goldman Sachs Group, Inc.:
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	954,000	681,929
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	1,375,000	1,027,758
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	1,186,000	904,788
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	1,491,000	1,299,481
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	964,000	868,593
4.75%, 10/21/2045	1,156,000	1,025,615
Series MTN, 4.80%, 7/8/2044	1,088,000	977,840
5.15%, 5/22/2045	20,000	17,979
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	1,798,000	1,770,581
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	1,833,000	1,835,163
6.25%, 2/1/2041	1,473,000	1,575,462
6.45%, 5/1/2036	164,000	175,264
6.75%, 10/1/2037	2,581,000	2,832,106
HSBC Bank USA NA:
5.63%, 8/15/2035	115,000	118,041
5.88%, 11/1/2034	81,000	85,640
7.00%, 1/15/2039	544,000	623,859
HSBC Holdings PLC:
5.25%, 3/14/2044	570,000	540,115
6.10%, 1/14/2042	297,000	313,985
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	2,908,000	3,125,489
6.50%, 5/2/2036	161,000	170,707
6.50%, 9/15/2037	880,000	938,172
6.80%, 6/1/2038	599,000	656,667
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	617,000	432,647
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	752,000	575,205
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	1,110,000	746,619
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	952,000	718,503
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	1,873,000	1,311,962

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	$935,000	$824,820
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	928,000	732,498
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	2,048,000	1,638,134
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	903,000	731,556
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	1,029,000	866,418
4.85%, 2/1/2044	247,000	229,816
4.95%, 6/1/2045	1,171,000	1,070,247
5.40%, 1/6/2042	733,000	734,561
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	1,251,000	1,254,928
5.60%, 7/15/2041	779,000	799,542
5.63%, 8/16/2043 (a)	746,000	751,222
6.40%, 5/15/2038	1,266,000	1,406,336
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	847,000	604,063
4.34%, 1/9/2048	908,000	721,896
5.30%, 12/1/2045	406,000	377,807
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	392,000	337,210
4.15%, 3/7/2039 (a)	154,000	142,008
4.29%, 7/26/2038 (a)	116,000	107,375
Morgan Stanley:
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	620,000	383,327
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	1,220,000	927,163
3.97%, 7/22/2038 (c)	756,000	658,302
4.30%, 1/27/2045	1,489,000	1,268,822
Series MTN, 4.38%, 1/22/2047	1,203,000	1,026,159
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	320,000	296,150
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	1,788,000	1,747,931
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (a) (c)	1,224,000	1,213,841
6.38%, 7/24/2042	1,218,000	1,331,469
Regions Bank 6.45%, 6/26/2037	179,000	185,371
Regions Financial Corp. 7.38%, 12/10/2037	128,000	142,531
Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041	$189,000	$128,429
2.93%, 9/17/2041	224,000	161,903
3.05%, 1/14/2042 (a)	142,000	105,916
SOFR + 1.78%, 5.80%, 7/8/2046 (c)	1,500,000	1,494,345
5.84%, 7/9/2044	422,000	428,385
6.18%, 7/13/2043 (a)	300,000	319,836
UBS AG 4.50%, 6/26/2048	512,000	441,318
UBS Group AG 4.88%, 5/15/2045	1,079,000	969,978
Wachovia Corp. 5.50%, 8/1/2035	239,000	242,728
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,976,000	1,493,856
3.90%, 5/1/2045	1,376,000	1,094,484
Series MTN, 4.40%, 6/14/2046	1,177,000	961,315
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,890,000	1,609,902
Series MTN, 4.65%, 11/4/2044	1,164,000	994,952
Series MTN, 4.75%, 12/7/2046	1,231,000	1,054,007
Series GMTN, 4.90%, 11/17/2045	1,114,000	979,117
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	3,105,000	2,828,220
5.38%, 2/7/2035 (a)	97,000	101,705
5.38%, 11/2/2043	1,164,000	1,103,926
5.61%, 1/15/2044	1,468,600	1,422,794
Wells Fargo Bank NA:
5.85%, 2/1/2037	326,000	338,466
5.95%, 8/26/2036	223,000	233,227
6.60%, 1/15/2038	674,000	745,929
Westpac Banking Corp.:
2.96%, 11/16/2040	499,000	369,185
3.13%, 11/18/2041	712,000	516,641
4.42%, 7/24/2039	376,000	339,750
		98,203,914
BEVERAGES — 2.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,644,000	1,604,067
4.90%, 2/1/2046	5,095,000	4,667,020
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	210,000	189,481
4.70%, 2/1/2036	158,000	154,007
4.90%, 2/1/2046	90,000	81,990

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	$30,000	$24,158
4.44%, 10/6/2048	1,219,000	1,034,858
4.75%, 4/15/2058	445,000	389,860
4.95%, 1/15/2042	926,000	873,959
5.45%, 1/23/2039	506,000	514,430
5.55%, 1/23/2049	3,126,000	3,106,681
5.80%, 1/23/2059	1,227,000	1,256,853
5.88%, 6/15/2035	149,000	160,120
8.00%, 11/15/2039	270,000	341,326
8.20%, 1/15/2039	1,165,000	1,486,086
Brown-Forman Corp.:
4.00%, 4/15/2038	122,000	107,293
4.50%, 7/15/2045	458,000	394,787
Coca-Cola Co.:
2.50%, 6/1/2040	229,000	166,881
2.60%, 6/1/2050	40,000	24,656
2.75%, 6/1/2060	333,000	198,178
2.88%, 5/5/2041	298,000	223,583
3.00%, 3/5/2051	178,000	118,560
4.20%, 3/25/2050	208,000	173,765
5.20%, 1/14/2055	939,000	898,567
5.30%, 5/13/2054	757,000	736,516
5.40%, 5/13/2064	1,204,000	1,176,115
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	127,000	119,685
Constellation Brands, Inc.:
3.75%, 5/1/2050	190,000	138,210
4.10%, 2/15/2048	94,000	73,125
4.50%, 5/9/2047	202,000	167,775
5.25%, 11/15/2048	415,000	380,783
Diageo Capital PLC:
3.88%, 4/29/2043	328,000	263,738
5.88%, 9/30/2036	252,000	269,920
Diageo Investment Corp. 4.25%, 5/11/2042	358,000	305,857
Keurig Dr. Pepper, Inc.:
3.35%, 3/15/2051	127,000	85,321
3.80%, 5/1/2050	236,000	174,385
4.42%, 12/15/2046	273,000	224,979
4.50%, 11/15/2045	150,000	125,943
4.50%, 4/15/2052	476,000	391,719
5.09%, 5/25/2048	387,000	345,874
Molson Coors Beverage Co.:
4.20%, 7/15/2046	2,015,000	1,607,547
5.00%, 5/1/2042	352,682	321,523
PepsiCo, Inc.:
2.63%, 10/21/2041	209,000	147,788
3.38%, 7/29/2049	215,000	154,172
3.45%, 10/6/2046	376,000	280,594
3.50%, 3/19/2040	243,000	201,544
3.60%, 8/13/2042	128,000	102,979
3.63%, 3/19/2050	681,000	514,060
3.88%, 3/19/2060	450,000	337,703
Security Description	Principal Amount	Value
4.00%, 3/5/2042	$242,000	$204,725
4.00%, 5/2/2047	257,000	208,936
4.20%, 7/18/2052	481,000	393,876
4.25%, 10/22/2044	154,000	134,635
4.45%, 4/14/2046	341,000	301,038
4.65%, 2/15/2053	631,000	556,637
4.88%, 11/1/2040	147,000	142,456
5.25%, 7/17/2054 (a)	512,000	495,923
5.50%, 1/15/2040	90,000	93,135
		29,370,382
BIOTECHNOLOGY — 1.9%
Amgen, Inc.:
2.77%, 9/1/2053	50,000	29,647
2.80%, 8/15/2041	368,000	265,365
3.15%, 2/21/2040	1,347,000	1,036,907
3.38%, 2/21/2050	687,000	482,769
4.20%, 2/22/2052	318,000	248,625
4.40%, 5/1/2045	799,000	679,102
4.40%, 2/22/2062	800,000	623,096
4.56%, 6/15/2048	370,000	314,622
4.66%, 6/15/2051	1,657,000	1,418,491
4.88%, 3/1/2053	476,000	415,429
4.95%, 10/1/2041	239,000	220,090
5.15%, 11/15/2041	256,000	241,229
5.60%, 3/2/2043	1,014,000	1,005,706
5.65%, 6/15/2042	189,000	188,150
5.65%, 3/2/2053	2,694,000	2,631,311
5.75%, 3/15/2040	252,000	258,660
5.75%, 3/2/2063	1,647,000	1,601,213
6.38%, 6/1/2037	126,000	138,511
6.40%, 2/1/2039	252,000	275,335
Baxalta, Inc. 5.25%, 6/23/2045	177,000	164,785
Biogen, Inc.:
3.15%, 5/1/2050	756,000	475,962
3.25%, 2/15/2051	300,000	191,982
5.20%, 9/15/2045	628,000	564,836
6.45%, 5/15/2055	552,000	568,218
Gilead Sciences, Inc.:
2.60%, 10/1/2040	196,000	140,565
2.80%, 10/1/2050	130,000	81,631
4.00%, 9/1/2036	218,000	198,833
4.15%, 3/1/2047	1,039,000	849,133
4.50%, 2/1/2045	1,034,000	901,338
4.60%, 9/1/2035	258,000	250,598
4.75%, 3/1/2046	1,362,000	1,219,017
4.80%, 4/1/2044	1,088,000	993,398
5.10%, 6/15/2035	662,000	669,918
5.50%, 11/15/2054	1,014,000	994,967
5.55%, 10/15/2053	90,000	88,859
5.60%, 11/15/2064	637,000	626,171
5.65%, 12/1/2041	662,000	674,260
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050 (a)	385,000	229,783

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Royalty Pharma PLC:
3.30%, 9/2/2040	$473,000	$355,966
3.35%, 9/2/2051	383,000	247,943
3.55%, 9/2/2050	543,000	367,611
5.90%, 9/2/2054	387,000	376,234
		23,306,266
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	285,000	207,557
2.80%, 5/15/2050	572,000	361,636
Albemarle Corp.:
5.45%, 12/1/2044	371,000	310,004
5.65%, 6/1/2052 (a)	232,000	194,500
CF Industries, Inc.:
4.95%, 6/1/2043	454,000	403,783
5.38%, 3/15/2044	393,000	365,058
Dow Chemical Co.:
3.60%, 11/15/2050	603,000	408,412
4.38%, 11/15/2042	701,000	570,712
4.63%, 10/1/2044	290,000	238,702
4.80%, 5/15/2049	424,000	346,472
5.25%, 11/15/2041	463,000	423,034
5.35%, 3/15/2035 (a)	150,000	149,196
5.55%, 11/30/2048	458,000	420,270
5.60%, 2/15/2054	461,000	419,948
5.95%, 3/15/2055	427,000	406,986
6.90%, 5/15/2053	492,000	529,559
7.38%, 11/1/2029	10,000	11,091
9.40%, 5/15/2039	185,000	242,376
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	253,000	261,893
5.42%, 11/15/2048	660,000	665,240
Eastman Chemical Co.:
4.65%, 10/15/2044	399,000	337,207
4.80%, 9/1/2042 (a)	106,000	93,125
Ecolab, Inc.:
2.13%, 8/15/2050	3,000	1,630
2.75%, 8/18/2055	479,000	285,594
3.95%, 12/1/2047 (a)	235,000	187,119
5.50%, 12/8/2041	197,000	199,480
FMC Corp.:
4.50%, 10/1/2049	316,000	233,533
6.38%, 5/18/2053 (a)	279,000	267,820
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	516,000	444,658
Linde, Inc. 3.55%, 11/7/2042	270,000	212,944
LYB International Finance BV:
4.88%, 3/15/2044	587,000	496,508
5.25%, 7/15/2043	535,000	476,578
LYB International Finance III LLC:
3.38%, 10/1/2040	471,000	348,163
3.63%, 4/1/2051 (a)	484,000	323,336
Security Description	Principal Amount	Value
3.80%, 10/1/2060	$273,000	$176,691
4.20%, 10/15/2049	614,000	455,453
4.20%, 5/1/2050	542,000	400,782
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	544,000	427,415
Mosaic Co.:
4.88%, 11/15/2041	181,000	161,003
5.63%, 11/15/2043	287,000	275,167
Nutrien Ltd.:
3.95%, 5/13/2050	60,000	44,657
4.13%, 3/15/2035	152,000	138,627
4.90%, 6/1/2043	206,000	184,102
5.00%, 4/1/2049	427,000	379,321
5.25%, 1/15/2045	187,000	172,573
5.63%, 12/1/2040	200,000	197,888
5.80%, 3/27/2053 (a)	333,000	330,276
5.88%, 12/1/2036	133,000	137,921
6.13%, 1/15/2041	158,000	162,050
RPM International, Inc.:
4.25%, 1/15/2048	177,000	146,076
5.25%, 6/1/2045	198,000	182,887
Sherwin-Williams Co.:
3.30%, 5/15/2050	293,000	197,031
3.80%, 8/15/2049	145,000	106,942
4.00%, 12/15/2042	10,000	7,989
4.50%, 6/1/2047	505,000	422,978
4.55%, 8/1/2045	295,000	249,688
Westlake Corp.:
2.88%, 8/15/2041	226,000	152,898
3.13%, 8/15/2051	308,000	189,556
3.38%, 8/15/2061	250,000	148,525
4.38%, 11/15/2047	300,000	233,940
5.00%, 8/15/2046	416,000	359,366
		16,885,926
COMMERCIAL SERVICES — 1.3%
American University Series 2019, 3.67%, 4/1/2049	207,000	155,801
California Endowment Series 2021, 2.50%, 4/1/2051	38,000	22,057
California Institute of Technology:
3.65%, 9/1/2119	236,000	149,506
4.32%, 8/1/2045	134,000	114,632
4.70%, 11/1/2111	226,000	184,441
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	349,000	324,874
Claremont Mckenna College 3.78%, 1/1/2122	172,000	109,208
Duke University:
Series 2020, 2.68%, 10/1/2044	255,000	181,223

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2020, 2.76%, 10/1/2050	$7,000	$4,445
George Washington University:
Series 2018, 4.13%, 9/15/2048	256,000	204,408
Series 2014, 4.30%, 9/15/2044	182,000	153,930
Series 2015, 4.87%, 9/15/2045	302,000	273,739
Georgetown University:
Series 20A, 2.94%, 4/1/2050	208,000	134,025
Series B, 4.32%, 4/1/2049	101,000	83,421
5.12%, 4/1/2053 (a)	52,000	47,893
Series A, 5.22%, 10/1/2118	323,000	284,376
Global Payments, Inc.:
4.15%, 8/15/2049	386,000	286,049
5.95%, 8/15/2052 (a)	560,000	538,821
Howard University Series 22A, 5.21%, 10/1/2052	191,000	166,676
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	176,000	140,587
Leland Stanford Junior University:
2.41%, 6/1/2050	536,000	317,902
3.65%, 5/1/2048	300,000	230,601
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	195,000	110,417
Series F, 2.99%, 7/1/2050	389,000	261,229
3.07%, 4/1/2052	222,000	148,958
3.89%, 7/1/2116	318,000	219,716
3.96%, 7/1/2038	11,000	10,014
4.68%, 7/1/2114	355,000	294,543
5.60%, 7/1/2111	580,000	581,032
5.62%, 6/1/2055	285,000	293,160
Moody's Corp.:
2.75%, 8/19/2041	166,000	116,998
3.25%, 5/20/2050	23,000	15,481
3.75%, 2/25/2052 (a)	239,000	177,673
4.88%, 12/17/2048	140,000	124,894
5.25%, 7/15/2044	233,000	221,974
Northeastern University Series 2020, 2.89%, 10/1/2050	71,000	46,231
Northwestern University:
Series 2017, 3.66%, 12/1/2057	40,000	28,641
4.64%, 12/1/2044	153,000	142,798
4.94%, 12/1/2035	50,000	50,408
PayPal Holdings, Inc.:
3.25%, 6/1/2050 (a)	548,000	372,777
5.05%, 6/1/2052 (a)	584,000	538,407
5.25%, 6/1/2062	220,000	201,661
Security Description	Principal Amount	Value
5.50%, 6/1/2054 (a)	$344,000	$336,714
President & Fellows of Harvard College:
3.15%, 7/15/2046	451,000	323,137
3.30%, 7/15/2056	55,000	37,588
3.75%, 11/15/2052	389,000	298,048
4.61%, 2/15/2035 (a)	143,000	141,784
4.88%, 10/15/2040	107,000	103,407
5.26%, 3/15/2036	105,000	108,823
Quanta Services, Inc. 3.05%, 10/1/2041	289,000	206,779
S&P Global, Inc.:
2.30%, 8/15/2060	100,000	51,020
3.25%, 12/1/2049 (a)	382,000	269,088
3.70%, 3/1/2052	203,000	153,092
3.90%, 3/1/2062	460,000	343,059
Thomas Jefferson University 3.85%, 11/1/2057	259,000	179,557
TR Finance LLC:
5.50%, 8/15/2035	143,000	144,796
5.65%, 11/23/2043	167,000	162,389
5.85%, 4/15/2040	231,000	237,212
Trustees of Boston College 3.13%, 7/1/2052	194,000	131,123
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	130,000	80,020
4.20%, 3/1/2052	347,000	290,599
5.70%, 3/1/2039	111,000	118,165
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	305,000	193,770
4.67%, 9/1/2112	195,000	159,824
University of Chicago:
Series C, 2.55%, 4/1/2050	226,000	144,681
Series 20B, 2.76%, 4/1/2045	127,000	98,354
3.00%, 10/1/2052	46,000	30,580
4.00%, 10/1/2053	273,000	214,856
University of Miami Series 2022, 4.06%, 4/1/2052	117,000	90,984
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	312,000	230,484
Series 2015, 3.44%, 2/15/2045	219,000	168,282
University of Southern California:
3.03%, 10/1/2039	164,000	131,566
Series A, 3.23%, 10/1/2120	569,000	325,940
Series 2017, 3.84%, 10/1/2047	219,000	172,692
4.98%, 10/1/2053 (a)	173,000	159,508

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.25%, 10/1/2111	$331,000	$306,360
Verisk Analytics, Inc.:
3.63%, 5/15/2050	238,000	169,694
5.50%, 6/15/2045	211,000	201,843
Washington University:
Series 2022, 3.52%, 4/15/2054	35,000	25,074
4.35%, 4/15/2122	452,000	346,038
William Marsh Rice University:
3.57%, 5/15/2045	220,000	172,942
3.77%, 5/15/2055	204,000	154,401
		15,279,900
COMPUTERS — 2.0%
Apple, Inc.:
2.38%, 2/8/2041 (a)	170,000	118,736
2.40%, 8/20/2050	868,000	513,839
2.55%, 8/20/2060	20,000	11,526
2.65%, 5/11/2050	1,462,000	916,031
2.65%, 2/8/2051	1,783,000	1,107,635
2.70%, 8/5/2051	1,257,000	786,517
2.80%, 2/8/2061	1,164,000	688,913
2.85%, 8/5/2061	953,000	570,590
2.95%, 9/11/2049	960,000	644,544
3.45%, 2/9/2045	1,319,000	1,023,201
3.75%, 9/12/2047	707,000	557,342
3.75%, 11/13/2047	817,000	643,968
3.85%, 5/4/2043	1,763,000	1,475,349
3.85%, 8/4/2046	1,307,000	1,058,095
3.95%, 8/8/2052	1,146,000	912,548
4.10%, 8/8/2062	837,000	659,154
4.25%, 2/9/2047	626,000	536,739
4.38%, 5/13/2045	1,273,000	1,125,472
4.45%, 5/6/2044	120,000	109,789
4.65%, 2/23/2046	2,335,000	2,135,031
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036	260,000	313,011
8.35%, 7/15/2046	426,000	541,898
Dell, Inc. 6.50%, 4/15/2038	343,000	366,132
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035 (a)	324,000	342,500
6.35%, 10/15/2045 (a)	800,000	820,432
HP, Inc. 6.00%, 9/15/2041 (a)	777,000	783,550
International Business Machines Corp.:
2.85%, 5/15/2040	330,000	243,616
2.95%, 5/15/2050	143,000	91,028
3.43%, 2/9/2052	120,000	82,525
4.00%, 6/20/2042	756,200	626,270
4.15%, 5/15/2039	996,000	877,317
4.25%, 5/15/2049	1,776,000	1,430,799
4.70%, 2/19/2046	424,000	373,531
Security Description	Principal Amount	Value
4.90%, 7/27/2052	$393,000	$348,178
5.10%, 2/6/2053	506,000	460,566
5.60%, 11/30/2039	347,000	355,453
7.13%, 12/1/2096 (a)	223,000	270,120
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	382,000	303,763
		24,225,708
CONSTRUCTION MATERIALS — 0.6%
Carrier Global Corp.:
3.38%, 4/5/2040	30,000	23,812
6.20%, 3/15/2054	1,262,000	1,352,258
CRH America Finance, Inc. 5.88%, 1/9/2055	376,000	383,324
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052	263,000	210,242
Johnson Controls International PLC:
4.50%, 2/15/2047	318,000	267,781
4.63%, 7/2/2044	290,000	250,488
4.95%, 7/2/2064 (d)	265,000	222,118
6.00%, 1/15/2036	194,000	207,834
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	393,000	259,844
4.25%, 12/15/2047	411,000	333,637
5.50%, 12/1/2054	562,000	541,639
Masco Corp.:
3.13%, 2/15/2051	195,000	121,703
4.50%, 5/15/2047 (a)	245,000	198,835
Owens Corning:
4.30%, 7/15/2047	460,000	370,811
4.40%, 1/30/2048	138,000	112,654
5.95%, 6/15/2054 (a)	475,000	479,702
7.00%, 12/1/2036	171,000	192,006
Trane Technologies Global Holding Co. Ltd.:
4.30%, 2/21/2048	146,000	119,586
5.75%, 6/15/2043	257,000	262,577
Vulcan Materials Co.:
4.50%, 6/15/2047	291,000	245,336
4.70%, 3/1/2048	228,000	197,272
5.70%, 12/1/2054 (a)	411,000	408,123
		6,761,582
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
5.05%, 3/22/2053	540,000	501,477
5.10%, 3/22/2043	256,000	247,242
		748,719
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	232,000	180,039
4.20%, 5/15/2047	210,000	172,238

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.60%, 6/15/2045	$546,000	$482,298
		834,575
DIVERSIFIED FINANCIAL SERVICES — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.85%, 10/29/2041	740,000	592,681
American Express Co. 4.05%, 12/3/2042	262,000	221,686
Ameriprise Financial, Inc. 5.20%, 4/15/2035	56,000	56,389
Apollo Global Management, Inc. 5.80%, 5/21/2054	417,000	412,355
ARES Management Corp. 5.60%, 10/11/2054	347,000	327,846
BlackRock Funding, Inc.:
5.25%, 3/14/2054	731,000	701,972
5.35%, 1/8/2055	731,000	712,615
Blue Owl Finance LLC 4.13%, 10/7/2051	234,000	159,628
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	271,000	183,892
Brookfield Finance, Inc.:
3.50%, 3/30/2051	366,000	248,177
3.63%, 2/15/2052	125,000	86,074
4.70%, 9/20/2047	454,000	386,903
5.81%, 3/3/2055	336,000	328,803
5.97%, 3/4/2054	606,000	605,576
CI Financial Corp. 4.10%, 6/15/2051	161,000	114,873
CME Group, Inc.:
4.15%, 6/15/2048	500,000	422,190
5.30%, 9/15/2043	313,000	313,732
Credit Suisse USA LLC 7.13%, 7/15/2032	115,000	130,876
Franklin Resources, Inc. 2.95%, 8/12/2051	92,000	56,364
Intercontinental Exchange, Inc.:
2.65%, 9/15/2040	283,000	204,784
3.00%, 9/15/2060	808,000	490,949
4.25%, 9/21/2048	433,000	357,182
4.95%, 6/15/2052	551,000	497,966
5.20%, 6/15/2062	783,000	729,897
Invesco Finance PLC 5.38%, 11/30/2043	159,000	150,276
Jefferies Financial Group, Inc.:
6.25%, 1/15/2036 (a)	210,000	218,150
6.50%, 1/20/2043	309,000	321,734
Legg Mason, Inc. 5.63%, 1/15/2044	292,000	290,490
LPL Holdings, Inc. 5.75%, 6/15/2035	135,000	136,517
Security Description	Principal Amount	Value
Mastercard, Inc.:
2.95%, 3/15/2051	$20,000	$13,191
3.65%, 6/1/2049	269,000	205,489
3.80%, 11/21/2046	144,000	115,098
3.85%, 3/26/2050	957,000	755,140
3.95%, 2/26/2048	201,000	161,887
Nasdaq, Inc.:
2.50%, 12/21/2040	161,000	111,673
3.25%, 4/28/2050	69,000	46,440
3.95%, 3/7/2052	188,000	140,667
5.95%, 8/15/2053	228,000	232,528
6.10%, 6/28/2063	531,000	542,788
Raymond James Financial, Inc.:
3.75%, 4/1/2051	398,000	290,301
4.95%, 7/15/2046	467,000	420,099
Visa, Inc.:
2.00%, 8/15/2050	50,000	27,167
2.70%, 4/15/2040	506,478	382,355
3.65%, 9/15/2047	582,000	453,425
4.30%, 12/14/2045	2,069,000	1,799,492
Voya Financial, Inc.:
4.80%, 6/15/2046	126,000	108,843
5.70%, 7/15/2043	187,000	181,785
Western Union Co. 6.20%, 11/17/2036 (a)	174,000	177,339
		15,626,284
ELECTRIC — 13.1%
AEP Texas, Inc.:
3.45%, 5/15/2051	347,000	232,535
Series H, 3.45%, 1/15/2050	33,000	22,512
3.80%, 10/1/2047	262,000	191,881
Series G, 4.15%, 5/1/2049	243,000	183,907
5.25%, 5/15/2052	130,000	117,030
AEP Transmission Co. LLC:
3.15%, 9/15/2049	97,000	64,399
Series M, 3.65%, 4/1/2050	111,000	81,536
3.75%, 12/1/2047	370,000	280,282
3.80%, 6/15/2049	310,000	231,043
4.00%, 12/1/2046	146,000	115,388
4.25%, 9/15/2048	269,000	217,433
Series O, 4.50%, 6/15/2052 (a)	295,000	247,880
5.38%, 6/15/2035	252,000	257,431
5.40%, 3/15/2053	340,000	328,522
Alabama Power Co.:
3.00%, 3/15/2052	21,000	13,582
3.13%, 7/15/2051	89,000	59,378
3.45%, 10/1/2049	393,000	279,148
Series B, 3.70%, 12/1/2047	418,000	318,332
3.75%, 3/1/2045	404,000	315,900
3.85%, 12/1/2042	249,000	200,311
4.15%, 8/15/2044	342,000	282,047
4.30%, 1/2/2046	293,000	245,188
Series A, 4.30%, 7/15/2048	345,000	285,029

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.10%, 4/2/2035	$110,000	$110,882
6.00%, 3/1/2039	232,000	249,330
6.13%, 5/15/2038	160,000	172,498
Ameren Illinois Co.:
3.25%, 3/15/2050	67,000	45,280
3.70%, 12/1/2047	30,000	22,615
4.15%, 3/15/2046	182,000	149,198
4.50%, 3/15/2049	347,000	294,079
5.55%, 7/1/2054	429,000	422,067
5.63%, 3/1/2055	277,000	274,069
5.90%, 12/1/2052	293,000	301,254
American Electric Power Co., Inc. 3.25%, 3/1/2050	53,000	34,594
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	345,000	244,246
4.40%, 5/15/2044	226,000	183,668
4.45%, 6/1/2045	280,000	226,993
Series Y, 4.50%, 3/1/2049	273,000	220,557
7.00%, 4/1/2038	252,000	280,395
Arizona Public Service Co.:
3.50%, 12/1/2049	257,000	175,762
3.75%, 5/15/2046	269,000	200,316
4.20%, 8/15/2048	317,000	245,713
4.25%, 3/1/2049	365,000	286,328
4.35%, 11/15/2045	226,000	185,058
4.50%, 4/1/2042	256,000	218,068
5.05%, 9/1/2041	237,000	216,440
Avista Corp.:
4.00%, 4/1/2052	337,000	248,386
4.35%, 6/1/2048	312,000	256,043
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	304,000	190,280
3.20%, 9/15/2049	367,000	248,767
3.50%, 8/15/2046	370,000	271,891
3.75%, 8/15/2047	353,000	267,002
4.25%, 9/15/2048	322,000	260,942
4.55%, 6/1/2052	417,000	348,833
5.40%, 6/1/2053	536,000	511,237
5.65%, 6/1/2054	385,000	381,554
6.35%, 10/1/2036	20,000	21,778
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	200,000	122,680
3.80%, 7/15/2048	487,000	367,651
4.25%, 10/15/2050	572,000	457,263
4.45%, 1/15/2049	608,000	502,834
4.50%, 2/1/2045	482,000	414,939
4.60%, 5/1/2053	688,000	575,423
5.15%, 11/15/2043	496,000	466,667
5.95%, 5/15/2037	261,000	278,020
6.13%, 4/1/2036	743,000	798,933
Black Hills Corp.:
3.88%, 10/15/2049	257,000	186,148
4.20%, 9/15/2046	187,000	147,493
Security Description	Principal Amount	Value
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050	$60,000	$38,404
3.55%, 8/1/2042	141,000	108,759
3.95%, 3/1/2048	347,000	270,407
Series AC, 4.25%, 2/1/2049	497,000	401,690
4.50%, 4/1/2044	427,000	371,230
Series AJ, 4.85%, 10/1/2052	273,000	244,365
5.05%, 3/1/2035	110,000	109,955
5.30%, 4/1/2053 (a)	238,000	225,557
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	321,000	274,558
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	167,000	173,769
CMS Energy Corp. 4.88%, 3/1/2044	259,000	231,194
Commonwealth Edison Co.:
3.00%, 3/1/2050	30,000	19,455
Series 130, 3.13%, 3/15/2051	30,000	19,899
Series 127, 3.20%, 11/15/2049	300,000	202,752
3.65%, 6/15/2046	493,000	374,231
3.70%, 3/1/2045	123,000	94,940
Series 123, 3.75%, 8/15/2047	473,000	358,581
3.80%, 10/1/2042	197,000	157,287
Series 133, 3.85%, 3/15/2052	150,000	112,728
4.00%, 3/1/2048	561,000	443,684
4.00%, 3/1/2049	357,000	278,239
4.35%, 11/15/2045	366,000	309,771
4.60%, 8/15/2043	239,000	210,177
4.70%, 1/15/2044	292,000	260,890
5.30%, 2/1/2053 (a)	410,000	388,844
5.65%, 6/1/2054	343,000	340,366
Series 103, 5.90%, 3/15/2036	224,000	238,654
5.95%, 6/1/2055	390,000	403,962
6.45%, 1/15/2038	185,000	204,170
Connecticut Light & Power Co.:
4.00%, 4/1/2048	371,000	292,144
Series A, 4.15%, 6/1/2045	245,000	200,729
4.30%, 4/15/2044	258,000	218,260
5.25%, 1/15/2053	357,000	334,638
Consolidated Edison Co. of New York, Inc.:
Series C, 3.00%, 12/1/2060	135,000	79,580
3.20%, 12/1/2051	83,000	54,980
3.60%, 6/15/2061	45,000	30,587
3.70%, 11/15/2059	489,000	338,867
3.85%, 6/15/2046	375,000	289,552
Series 2017, 3.88%, 6/15/2047	387,000	297,073

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.95%, 3/1/2043	$507,000	$412,303
Series 20B, 3.95%, 4/1/2050	372,000	290,153
Series C, 4.00%, 11/15/2057	329,000	243,467
Series A, 4.13%, 5/15/2049	464,000	365,344
Series 12-A, 4.20%, 3/15/2042	336,000	283,819
Series C, 4.30%, 12/1/2056	397,000	312,213
4.45%, 3/15/2044	85,000	73,312
4.50%, 12/1/2045	406,000	347,061
4.50%, 5/15/2058	517,000	419,887
4.63%, 12/1/2054	473,000	398,228
Series E, 4.65%, 12/1/2048	389,000	331,502
5.13%, 3/15/2035	105,000	106,340
Series 2005-A, 5.30%, 3/1/2035	98,000	100,444
5.50%, 3/15/2055	498,000	482,901
Series 09-C, 5.50%, 12/1/2039	295,000	299,289
5.70%, 5/15/2054	657,000	655,377
Series 06-A, 5.85%, 3/15/2036	205,000	215,814
5.90%, 11/15/2053	619,000	633,256
6.15%, 11/15/2052	511,000	539,008
Series 2007-A, 6.30%, 8/15/2037	255,000	277,024
Series 08-B, 6.75%, 4/1/2038	256,000	291,018
Constellation Energy Generation LLC:
5.60%, 6/15/2042	489,000	479,704
5.75%, 10/1/2041	232,000	232,248
5.75%, 3/15/2054 (a)	407,000	399,568
6.25%, 10/1/2039	377,000	402,904
6.50%, 10/1/2053	631,000	678,943
Consumers Energy Co.:
2.50%, 5/1/2060	20,000	11,055
3.75%, 2/15/2050	134,000	101,675
3.95%, 5/15/2043	111,000	90,734
3.95%, 7/15/2047	75,000	59,592
4.05%, 5/15/2048 (a)	250,000	200,260
4.20%, 9/1/2052	271,000	221,494
4.35%, 4/15/2049	406,000	343,395
Dayton Power & Light Co. 3.95%, 6/15/2049	339,000	251,165
Delmarva Power & Light Co. 4.15%, 5/15/2045	299,000	245,228
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	170,000	150,880
5.10%, 6/1/2065	341,000	305,696
5.45%, 2/1/2041	196,000	193,666
6.05%, 1/15/2038	151,000	160,474
6.25%, 10/15/2053	351,000	379,417
6.63%, 2/1/2032	36,000	39,833
Security Description	Principal Amount	Value
Dominion Energy, Inc.:
Series B, 3.30%, 4/15/2041	$30,000	$22,145
Series C, 4.05%, 9/15/2042	299,000	237,254
Series A, 4.60%, 3/15/2049	308,000	252,671
4.70%, 12/1/2044	285,000	244,060
Series B, 4.85%, 8/15/2052	432,000	365,498
Series C, 4.90%, 8/1/2041	362,000	326,824
Series B, 5.95%, 6/15/2035	100,000	105,162
7.00%, 6/15/2038	230,000	261,158
DTE Electric Co.:
2.95%, 3/1/2050	60,000	39,121
Series B, 3.25%, 4/1/2051	35,000	23,958
3.70%, 3/15/2045	194,000	150,210
3.70%, 6/1/2046	197,000	149,777
3.75%, 8/15/2047	378,000	287,518
3.95%, 3/1/2049	80,000	62,753
Series A, 4.00%, 4/1/2043	95,000	77,714
Series A, 4.05%, 5/15/2048	259,000	209,676
4.30%, 7/1/2044	134,000	112,903
5.40%, 4/1/2053	122,000	119,164
5.85%, 5/15/2055	440,000	451,251
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	529,000	358,011
3.45%, 4/15/2051	279,000	197,462
3.55%, 3/15/2052	375,000	270,502
3.70%, 12/1/2047	431,000	323,772
3.75%, 6/1/2045	277,000	215,362
3.88%, 3/15/2046	359,000	279,700
3.95%, 3/15/2048	329,000	257,012
4.00%, 9/30/2042	434,000	358,367
4.25%, 12/15/2041	254,000	217,559
5.25%, 3/15/2035	100,000	102,216
5.30%, 2/15/2040	225,000	224,870
5.35%, 1/15/2053	580,000	556,069
5.40%, 1/15/2054	614,000	591,208
6.00%, 1/15/2038	159,000	169,402
6.05%, 4/15/2038	253,000	270,161
6.10%, 6/1/2037	155,000	165,024
Duke Energy Corp.:
3.30%, 6/15/2041	65,000	48,801
3.50%, 6/15/2051	114,000	78,253
3.75%, 9/1/2046	644,000	476,335
3.95%, 8/15/2047	341,000	256,149
4.20%, 6/15/2049	442,000	342,859
4.80%, 12/15/2045	378,000	327,306
5.00%, 8/15/2052	761,000	667,290
5.80%, 6/15/2054	581,000	568,212
6.10%, 9/15/2053	536,000	545,761
Duke Energy Florida LLC:
3.00%, 12/15/2051	6,000	3,794
3.40%, 10/1/2046	421,000	301,175
3.85%, 11/15/2042	282,000	224,712
4.20%, 7/15/2048	295,000	236,726
5.65%, 4/1/2040	160,000	164,042
5.95%, 11/15/2052	335,000	344,182

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.20%, 11/15/2053	$482,000	$513,253
6.35%, 9/15/2037	260,000	283,852
6.40%, 6/15/2038	269,000	295,424
Duke Energy Indiana LLC:
2.75%, 4/1/2050	40,000	24,568
Series YYY, 3.25%, 10/1/2049	325,000	220,743
3.75%, 5/15/2046	322,000	244,668
Series WWW, 4.90%, 7/15/2043	303,000	276,142
5.40%, 4/1/2053	315,000	300,349
5.90%, 5/15/2055	30,000	30,839
6.12%, 10/15/2035	80,000	85,024
6.35%, 8/15/2038 (a)	253,000	275,851
6.45%, 4/1/2039	223,000	244,455
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	312,000	231,832
4.30%, 2/1/2049	343,000	275,745
5.55%, 3/15/2054	329,000	321,482
5.65%, 4/1/2053	309,000	305,014
Duke Energy Progress LLC:
3.60%, 9/15/2047	400,000	292,264
3.70%, 10/15/2046	350,000	264,065
4.00%, 4/1/2052	304,000	232,846
4.10%, 5/15/2042	261,000	217,277
4.10%, 3/15/2043	345,000	285,022
4.15%, 12/1/2044	402,000	328,518
4.20%, 8/15/2045	454,000	374,246
4.38%, 3/30/2044	344,000	291,320
5.35%, 3/15/2053	365,000	347,243
5.55%, 3/15/2055	496,000	485,123
6.30%, 4/1/2038	169,000	183,358
El Paso Electric Co.:
5.00%, 12/1/2044	251,000	220,042
6.00%, 5/15/2035	99,000	102,235
Emera U.S. Finance LP 4.75%, 6/15/2046	863,000	717,058
Entergy Arkansas LLC:
2.65%, 6/15/2051	19,000	11,142
3.35%, 6/15/2052	15,000	10,040
4.20%, 4/1/2049	412,000	328,401
5.75%, 6/1/2054	287,000	285,103
Entergy Corp. 3.75%, 6/15/2050	125,000	89,050
Entergy Louisiana LLC:
2.90%, 3/15/2051	10,000	6,196
3.10%, 6/15/2041	297,000	217,826
4.20%, 9/1/2048	551,000	439,075
4.20%, 4/1/2050	296,000	234,761
4.75%, 9/15/2052	321,000	277,318
5.70%, 3/15/2054	432,000	426,324
5.80%, 3/15/2055	477,000	477,501
Entergy Mississippi LLC:
3.50%, 6/1/2051	335,000	232,299
3.85%, 6/1/2049	348,000	258,366
Security Description	Principal Amount	Value
5.80%, 4/15/2055	$337,000	$337,849
5.85%, 6/1/2054	170,000	170,360
Entergy Texas, Inc.:
3.55%, 9/30/2049	193,000	135,783
4.50%, 3/30/2039	191,000	173,092
5.00%, 9/15/2052	272,000	238,163
5.55%, 9/15/2054	269,000	256,917
5.80%, 9/1/2053	253,000	250,311
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	260,000	173,399
3.45%, 4/15/2050	301,000	209,023
4.10%, 4/1/2043	272,000	222,817
4.13%, 3/1/2042	201,000	166,068
4.25%, 12/1/2045	266,000	217,431
5.70%, 3/15/2053	246,000	242,379
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	232,000	180,445
4.20%, 6/15/2047	273,000	218,343
4.20%, 3/15/2048	246,000	195,472
5.30%, 10/1/2041	55,000	52,854
Exelon Corp.:
4.45%, 4/15/2046	469,000	389,650
4.70%, 4/15/2050	503,000	424,653
4.95%, 6/15/2035	67,000	65,124
5.10%, 6/15/2045	310,000	282,063
5.60%, 3/15/2053	739,000	710,290
5.63%, 6/15/2035	98,000	100,834
5.88%, 3/15/2055	422,000	421,392
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	467,000	317,074
Series C, 4.85%, 7/15/2047	476,000	404,843
Florida Power & Light Co.:
2.88%, 12/4/2051	90,000	56,873
3.15%, 10/1/2049	340,000	229,401
3.70%, 12/1/2047	515,000	390,504
3.80%, 12/15/2042	352,000	286,855
3.95%, 3/1/2048	703,000	559,764
3.99%, 3/1/2049	487,000	383,118
4.05%, 6/1/2042	460,000	388,608
4.05%, 10/1/2044	332,000	273,485
4.13%, 2/1/2042	460,000	391,101
4.13%, 6/1/2048	364,000	294,916
5.25%, 2/1/2041	249,000	246,605
5.30%, 4/1/2053	597,000	571,239
5.60%, 6/15/2054	671,000	669,155
5.65%, 2/1/2037	215,000	225,129
5.69%, 3/1/2040	246,000	256,630
5.70%, 3/15/2055	727,000	736,814
5.80%, 3/15/2065	597,000	605,358
5.95%, 2/1/2038	262,000	281,506
5.96%, 4/1/2039	302,000	322,397
Georgia Power Co.:
Series A, 3.25%, 3/15/2051 (a)	117,000	80,235

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series B, 3.70%, 1/30/2050	$373,000	$278,232
4.30%, 3/15/2042	195,000	168,386
4.30%, 3/15/2043	328,000	278,580
Series 2010-C, 4.75%, 9/1/2040	890,000	829,551
5.13%, 5/15/2052	517,000	483,695
5.20%, 3/15/2035	367,000	372,178
Iberdrola International BV 6.75%, 7/15/2036	316,000	358,720
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	295,000	238,266
Series MTN, 5.50%, 3/15/2053	293,000	280,460
Series MTN, 5.70%, 3/15/2055	250,000	245,960
Series MTN, 5.80%, 4/1/2054	178,000	179,054
Indiana Michigan Power Co.:
3.25%, 5/1/2051	379,000	248,275
Series L, 3.75%, 7/1/2047	244,000	180,853
4.25%, 8/15/2048	365,000	289,540
Series K, 4.55%, 3/15/2046	316,000	266,657
5.63%, 4/1/2053	357,000	349,778
Series H, 6.05%, 3/15/2037	297,000	319,634
Interstate Power & Light Co.:
3.50%, 9/30/2049	70,000	49,237
3.70%, 9/15/2046	232,000	170,550
5.45%, 9/30/2054	290,000	277,727
6.25%, 7/15/2039	167,000	177,252
ITC Holdings Corp. 5.30%, 7/1/2043	299,000	273,872
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	22,339
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	87,357	83,750
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	516,786	493,990
Kentucky Utilities Co.:
3.30%, 6/1/2050	542,000	368,202
4.38%, 10/1/2045	522,000	439,195
5.13%, 11/1/2040	346,000	333,150
Louisville Gas & Electric Co. 4.25%, 4/1/2049	377,000	300,303
MidAmerican Energy Co.:
3.65%, 8/1/2048	73,000	54,485
3.95%, 8/1/2047	336,000	265,212
4.25%, 5/1/2046	110,000	90,718
4.25%, 7/15/2049	577,000	468,945
4.40%, 10/15/2044	180,000	154,462
4.80%, 9/15/2043	210,000	191,526
5.30%, 2/1/2055	272,000	258,359
Security Description	Principal Amount	Value
Series MTN, 5.75%, 11/1/2035	$51,000	$53,891
Series MTN, 5.80%, 10/15/2036	110,000	117,126
5.85%, 9/15/2054	700,000	720,594
Mississippi Power Co.:
Series B, 3.10%, 7/30/2051	316,000	207,249
Series 12-A, 4.25%, 3/15/2042	369,000	314,584
National Grid USA 5.80%, 4/1/2035	1,422,000	1,456,924
National Rural Utilities Cooperative Finance Corp.:
4.30%, 3/15/2049 (a)	353,000	294,275
4.40%, 11/1/2048 (a)	256,000	215,636
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	311,000	198,182
Series GG, 5.90%, 5/1/2053	256,000	255,135
6.00%, 3/15/2054	433,000	440,621
Series N, 6.65%, 4/1/2036	67,000	73,908
Series R, 6.75%, 7/1/2037	136,000	151,679
NextEra Energy Capital Holdings, Inc.:
5.25%, 2/28/2053	80,000	73,906
5.55%, 3/15/2054	411,000	395,234
5.90%, 3/15/2055	452,000	453,559
Northern States Power Co.:
2.90%, 3/1/2050	3,000	1,955
3.20%, 4/1/2052	19,000	12,914
3.40%, 8/15/2042	142,000	109,022
3.60%, 5/15/2046	26,000	19,608
3.60%, 9/15/2047	79,000	58,933
4.00%, 8/15/2045	190,000	152,785
4.13%, 5/15/2044	171,000	141,595
4.50%, 6/1/2052	114,000	96,794
5.10%, 5/15/2053	510,000	472,250
5.35%, 11/1/2039	155,000	157,198
5.40%, 3/15/2054	20,000	19,361
5.65%, 6/15/2054	277,000	279,562
5.65%, 5/15/2055	215,000	214,759
6.20%, 7/1/2037	161,000	175,469
6.25%, 6/1/2036	161,000	177,131
NorthWestern Corp. 4.18%, 11/15/2044	318,000	258,493
NSTAR Electric Co.:
3.10%, 6/1/2051	30,000	19,656
4.40%, 3/1/2044	289,000	245,474
4.55%, 6/1/2052	395,000	328,660
4.95%, 9/15/2052	350,000	311,272
5.50%, 3/15/2040	139,000	140,739
Oglethorpe Power Corp.:
3.75%, 8/1/2050	127,000	89,116
4.50%, 4/1/2047	389,000	318,447
5.05%, 10/1/2048	281,000	248,320
5.25%, 9/1/2050	216,000	192,164
5.38%, 11/1/2040	153,000	149,490

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.80%, 6/1/2054	$203,000	$197,215
5.90%, 2/1/2055	253,000	248,547
5.95%, 11/1/2039	227,000	233,417
6.20%, 12/1/2053	302,000	307,892
Ohio Edison Co. 6.88%, 7/15/2036	65,000	73,039
Ohio Power Co.:
4.00%, 6/1/2049	263,000	198,967
4.15%, 4/1/2048	283,000	218,586
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	116,000	88,206
4.15%, 4/1/2047	239,000	190,115
5.60%, 4/1/2053	453,000	441,498
5.80%, 4/1/2055	267,000	266,431
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051	127,000	74,680
3.10%, 9/15/2049	273,000	179,154
3.70%, 5/15/2050	322,000	234,261
3.75%, 4/1/2045	277,000	213,658
3.80%, 9/30/2047	278,000	209,442
3.80%, 6/1/2049	60,000	44,710
4.10%, 11/15/2048	375,000	295,016
4.55%, 12/1/2041 (a)	105,000	92,576
4.60%, 6/1/2052	288,000	240,057
4.95%, 9/15/2052	432,000	383,689
5.25%, 9/30/2040	160,000	156,944
5.30%, 6/1/2042	204,000	195,285
5.35%, 10/1/2052	210,000	196,520
5.55%, 6/15/2054	488,000	472,643
5.80%, 4/1/2055 (b)	387,000	388,571
7.50%, 9/1/2038	146,000	174,634
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	557,000	399,207
3.75%, 8/15/2042	316,000	225,889
3.95%, 12/1/2047	575,000	404,834
4.00%, 12/1/2046	525,000	375,511
4.20%, 6/1/2041	344,000	266,039
4.25%, 3/15/2046	407,000	302,486
4.30%, 3/15/2045	423,000	319,801
4.45%, 4/15/2042	308,000	243,323
4.50%, 7/1/2040	989,000	822,729
4.60%, 6/15/2043	302,000	239,326
4.75%, 2/15/2044	458,000	370,989
4.95%, 7/1/2050	1,535,000	1,236,934
5.25%, 3/1/2052	420,000	349,310
5.90%, 10/1/2054	377,000	341,340
6.00%, 8/15/2035	1,500,000	1,516,560
6.15%, 3/1/2055	492,000	461,176
6.70%, 4/1/2053	523,000	524,140
6.75%, 1/15/2053	901,000	907,938
PacifiCorp:
2.90%, 6/15/2052	692,000	411,117
3.30%, 3/15/2051	406,000	262,613
4.10%, 2/1/2042	285,000	229,756
Security Description	Principal Amount	Value
4.13%, 1/15/2049	$415,000	$317,795
4.15%, 2/15/2050	433,000	330,301
5.25%, 6/15/2035	114,000	113,896
5.35%, 12/1/2053	712,000	640,999
5.50%, 5/15/2054	776,000	713,889
5.75%, 4/1/2037	397,000	404,182
5.80%, 1/15/2055	979,000	937,549
6.00%, 1/15/2039	443,000	456,941
6.10%, 8/1/2036	181,000	189,538
6.25%, 10/15/2037	400,000	422,704
6.35%, 7/15/2038	291,000	309,790
7.70%, 11/15/2031	1,000	1,163
PECO Energy Co.:
3.70%, 9/15/2047	260,000	197,148
3.90%, 3/1/2048	339,000	264,966
4.15%, 10/1/2044	165,000	136,854
4.38%, 8/15/2052	213,000	176,494
4.60%, 5/15/2052	332,000	283,691
5.25%, 9/15/2054	367,000	347,556
Potomac Electric Power Co.:
4.15%, 3/15/2043	340,000	281,755
5.50%, 3/15/2054	274,000	267,128
6.50%, 11/15/2037	225,000	251,260
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	88,000	69,968
4.13%, 6/15/2044	134,000	112,209
4.15%, 10/1/2045	110,000	91,412
4.15%, 6/15/2048	72,000	58,453
4.75%, 7/15/2043	111,000	100,634
5.25%, 5/15/2053	235,000	224,775
6.25%, 5/15/2039	135,000	148,871
Progress Energy, Inc.:
6.00%, 12/1/2039	248,000	258,681
7.75%, 3/1/2031	18,000	20,714
Public Service Co. of Colorado:
Series 34, 3.20%, 3/1/2050	410,000	272,724
3.60%, 9/15/2042	296,000	228,006
3.80%, 6/15/2047	355,000	264,933
4.05%, 9/15/2049	313,000	238,083
4.10%, 6/15/2048	298,000	231,510
4.30%, 3/15/2044	230,000	189,313
Series 39, 4.50%, 6/1/2052	330,000	268,656
5.25%, 4/1/2053	542,000	496,992
5.75%, 5/15/2054	564,000	555,788
5.85%, 5/15/2055	372,000	369,214
Series 17, 6.25%, 9/1/2037	214,000	229,718
6.50%, 8/1/2038	198,000	217,404
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	135,000	97,766
5.15%, 1/15/2053	312,000	288,928
Public Service Co. of Oklahoma 5.45%, 1/15/2036	750,000	755,482

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 3.00%, 3/1/2051	$20,000	$13,089
Series MTN, 3.20%, 8/1/2049	40,000	27,713
Series MTN, 3.60%, 12/1/2047	184,000	136,984
Series MTN, 3.65%, 9/1/2042	52,000	40,940
Series MTN, 3.80%, 3/1/2046	110,000	85,561
Series MTN, 3.85%, 5/1/2049	255,000	197,403
Series MTN, 3.95%, 5/1/2042	175,000	144,282
Series MTN, 4.05%, 5/1/2048	57,000	45,642
Series MTN, 4.15%, 11/1/2045	53,000	43,008
Series MTN, 5.13%, 3/15/2053	154,000	144,709
5.30%, 8/1/2054	336,000	322,029
5.45%, 8/1/2053	295,000	289,065
Series MTN, 5.45%, 3/1/2054	766,000	750,894
Series MTN, 5.50%, 3/1/2040	125,000	126,970
Series Q, 5.50%, 3/1/2055	402,000	397,301
Series MTN, 5.80%, 5/1/2037	56,000	59,372
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	72,000	44,578
3.25%, 9/15/2049	303,000	202,671
4.22%, 6/15/2048	392,000	312,914
4.30%, 5/20/2045	341,000	280,207
5.45%, 6/1/2053	280,000	265,919
5.64%, 4/15/2041	103,000	101,970
5.69%, 6/15/2054	254,000	249,194
5.76%, 10/1/2039	255,000	263,418
5.80%, 3/15/2040	176,000	180,257
6.27%, 3/15/2037	119,000	128,238
San Diego Gas & Electric Co.:
Series UUU, 3.32%, 4/15/2050	417,000	278,756
3.70%, 3/15/2052	452,000	324,536
Series RRR, 3.75%, 6/1/2047	393,000	290,093
4.10%, 6/15/2049	369,000	282,706
4.15%, 5/15/2048	376,000	291,990
4.50%, 8/15/2040	116,000	103,486
5.35%, 4/1/2053	516,000	481,294
5.55%, 4/15/2054	401,000	385,690
6.00%, 6/1/2039	237,000	248,698
Sempra:
3.80%, 2/1/2038	20,000	16,573
Security Description	Principal Amount	Value
4.00%, 2/1/2048	$437,000	$322,641
6.00%, 10/15/2039	280,000	283,814
Sierra Pacific Power Co. 5.90%, 3/15/2054	309,000	309,958
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	391	375
Southern California Edison Co.:
Series 20A, 2.95%, 2/1/2051	329,000	191,988
3.45%, 2/1/2052	350,000	220,857
Series C, 3.60%, 2/1/2045	290,000	199,749
3.65%, 2/1/2050	535,000	356,545
Series H, 3.65%, 6/1/2051	181,000	119,389
Series 2013-A, 3.90%, 3/15/2043	362,000	266,805
4.00%, 4/1/2047	793,000	569,897
4.05%, 3/15/2042	322,000	243,046
Series C, 4.13%, 3/1/2048	572,000	415,261
4.50%, 9/1/2040	378,000	315,917
4.65%, 10/1/2043	466,000	376,514
Series B, 4.88%, 3/1/2049	428,000	342,815
Series 2005-E, 5.35%, 7/15/2035	122,000	118,910
5.45%, 3/1/2035 (a)	135,000	132,582
Series E, 5.45%, 6/1/2052	296,000	255,353
5.50%, 3/15/2040	366,000	343,601
Series 2006-E, 5.55%, 1/15/2037	176,000	169,495
Series 2006-A, 5.63%, 2/1/2036	165,000	160,578
5.70%, 3/1/2053	255,000	229,253
5.75%, 4/15/2054	236,000	211,298
Series 2004-G, 5.75%, 4/1/2035	110,000	112,188
5.88%, 12/1/2053	379,000	346,152
5.90%, 3/1/2055 (a)	250,000	228,733
Series 2008-A, 5.95%, 2/1/2038	408,000	407,670
6.05%, 3/15/2039	244,000	243,702
6.20%, 9/15/2055	175,000	167,585
Southern Co.:
4.25%, 7/1/2036	200,000	183,288
4.40%, 7/1/2046	604,000	503,078
4.85%, 3/15/2035	155,000	151,672
Southern Power Co.:
Series F, 4.95%, 12/15/2046	318,000	275,337
5.15%, 9/15/2041	165,000	155,744
5.25%, 7/15/2043	231,000	216,526
Southwestern Electric Power Co.:
3.25%, 11/1/2051	369,000	237,854
Series L, 3.85%, 2/1/2048	384,000	280,581
Series J, 3.90%, 4/1/2045	351,000	264,005
6.20%, 3/15/2040	204,000	212,847

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	$237,000	$154,387
3.40%, 8/15/2046 (a)	281,000	195,348
3.70%, 8/15/2047	368,000	269,545
3.75%, 6/15/2049	278,000	201,809
Series 6, 4.40%, 11/15/2048	284,000	227,490
4.50%, 8/15/2041	330,000	286,291
6.00%, 6/1/2054	373,000	376,898
Tampa Electric Co.:
3.45%, 3/15/2051	343,000	236,118
3.63%, 6/15/2050	207,000	147,353
4.10%, 6/15/2042	72,000	59,542
4.30%, 6/15/2048	142,000	114,343
4.35%, 5/15/2044	278,000	233,086
4.45%, 6/15/2049	317,000	260,435
5.00%, 7/15/2052	241,000	213,314
Toledo Edison Co. 6.15%, 5/15/2037	199,000	214,966
Tucson Electric Power Co.:
3.25%, 5/1/2051	169,000	111,025
4.00%, 6/15/2050	283,000	212,833
4.85%, 12/1/2048	252,000	218,751
5.50%, 4/15/2053	216,000	205,217
5.90%, 4/15/2055	170,000	169,196
Union Electric Co.:
3.25%, 10/1/2049	268,000	184,070
3.65%, 4/15/2045	257,000	196,908
3.90%, 9/15/2042	270,000	219,410
3.90%, 4/1/2052	296,000	225,294
4.00%, 4/1/2048	274,000	214,619
5.13%, 3/15/2055	341,000	315,991
5.25%, 1/15/2054	302,000	279,540
5.30%, 8/1/2037	69,000	69,742
5.45%, 3/15/2053	333,000	321,062
8.45%, 3/15/2039	255,000	325,242
Virginia Electric & Power Co.:
2.45%, 12/15/2050	120,000	67,507
2.95%, 11/15/2051	170,000	106,077
3.30%, 12/1/2049	30,000	20,125
Series B, 3.80%, 9/15/2047	416,000	312,387
4.00%, 1/15/2043	349,000	282,121
Series C, 4.00%, 11/15/2046	359,000	278,074
Series B, 4.20%, 5/15/2045	303,000	247,284
4.45%, 2/15/2044	439,000	372,614
4.60%, 12/1/2048	431,000	365,544
Series C, 4.63%, 5/15/2052	420,000	354,245
Series D, 4.65%, 8/15/2043	242,000	212,249
5.35%, 1/15/2054	381,000	357,481
5.45%, 4/1/2053	509,000	484,069
5.55%, 8/15/2054	423,000	409,020
5.65%, 3/15/2055	616,000	607,086
5.70%, 8/15/2053	390,000	384,641
Series A, 6.00%, 5/15/2037	281,000	295,497
Security Description	Principal Amount	Value
Series B, 6.00%, 1/15/2036	$135,000	$142,368
6.35%, 11/30/2037	231,000	248,618
8.88%, 11/15/2038	422,000	557,352
Wisconsin Electric Power Co.:
4.30%, 10/15/2048 (a)	263,000	214,721
5.05%, 10/1/2054	338,000	304,007
5.70%, 12/1/2036	184,000	194,965
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	10,000	7,144
6.38%, 8/15/2037	167,000	182,792
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	50,000	34,253
3.67%, 12/1/2042	336,000	261,700
4.75%, 11/1/2044	204,000	181,254
Xcel Energy, Inc. 6.50%, 7/1/2036	142,000	152,837
		156,213,157
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	282,000	177,045
2.80%, 12/21/2051	569,000	358,589
5.25%, 11/15/2039	176,000	177,440
6.13%, 4/15/2039	62,000	67,539
		780,613
ELECTRONICS — 0.3%
Amphenol Corp. 5.38%, 11/15/2054 (a)	246,000	240,645
Fortive Corp. 4.30%, 6/15/2046	332,000	272,688
Honeywell International, Inc.:
2.80%, 6/1/2050	441,000	279,179
3.81%, 11/21/2047	242,000	187,860
5.00%, 3/1/2035	145,000	145,864
5.25%, 3/1/2054 (a)	1,030,000	976,739
5.35%, 3/1/2064 (a)	336,000	317,638
5.38%, 3/1/2041	224,000	226,522
5.70%, 3/15/2036	150,000	157,978
5.70%, 3/15/2037	249,000	260,815
Tyco Electronics Group SA 7.13%, 10/1/2037	194,000	222,856
		3,288,784
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042	2,434,000	1,650,276
5.14%, 3/15/2052	668,000	416,919
		2,067,195
ENVIRONMENTAL CONTROL — 0.3%
Nature Conservancy Series A, 3.96%, 3/1/2052	174,000	135,081
Republic Services, Inc.:
3.05%, 3/1/2050	130,000	87,641
5.20%, 11/15/2034	200,000	204,618

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.70%, 5/15/2041	$215,000	$222,553
6.20%, 3/1/2040	186,000	202,656
Waste Connections, Inc.:
2.95%, 1/15/2052	65,000	41,345
3.05%, 4/1/2050	101,000	66,415
5.25%, 9/1/2035	585,000	597,817
Waste Management, Inc.:
2.50%, 11/15/2050	299,000	177,908
2.95%, 6/1/2041	245,000	181,413
4.10%, 3/1/2045	297,000	247,665
4.15%, 7/15/2049	283,000	231,084
5.35%, 10/15/2054	835,000	805,299
		3,201,495
FOOD — 1.8%
Campbell's Co.:
3.13%, 4/24/2050	258,000	167,254
4.75%, 3/23/2035	145,000	139,181
4.80%, 3/15/2048 (a)	240,000	208,723
5.25%, 10/13/2054	314,000	285,847
Conagra Brands, Inc.:
5.30%, 11/1/2038	433,000	414,134
5.40%, 11/1/2048 (a)	682,000	615,621
Flowers Foods, Inc. 6.20%, 3/15/2055	245,000	242,369
General Mills, Inc.:
3.00%, 2/1/2051 (a)	17,000	10,871
4.15%, 2/15/2043	171,000	139,288
4.70%, 4/17/2048 (a)	176,000	151,334
5.40%, 6/15/2040	42,000	41,071
Hershey Co.:
3.13%, 11/15/2049	225,000	150,926
3.38%, 8/15/2046	246,000	179,213
Hormel Foods Corp. 3.05%, 6/3/2051	302,000	197,898
Ingredion, Inc. 3.90%, 6/1/2050	142,000	104,164
J.M. Smucker Co.:
4.25%, 3/15/2035	225,000	208,688
4.38%, 3/15/2045	310,000	253,208
6.50%, 11/15/2043	325,000	344,646
6.50%, 11/15/2053 (a)	690,000	737,644
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
4.38%, 2/2/2052	600,000	464,436
6.50%, 12/1/2052	782,000	810,606
7.25%, 11/15/2053	416,000	468,957
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.:
5.50%, 1/15/2036 (b) (e)	750,000	748,987
6.25%, 3/1/2056 (b) (e)	800,000	802,584
6.38%, 4/15/2066 (b) (e)	350,000	351,911
Security Description	Principal Amount	Value
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (b)	$557,000	$569,655
Kellanova:
4.50%, 4/1/2046	275,000	235,427
5.75%, 5/16/2054	112,000	110,225
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	190,000	193,931
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	1,550,000	1,253,314
4.63%, 10/1/2039	222,000	199,307
4.88%, 10/1/2049	934,000	801,624
5.00%, 7/15/2035	459,000	453,666
5.00%, 6/4/2042	495,000	446,361
5.20%, 7/15/2045	954,000	864,524
5.50%, 6/1/2050	548,000	511,772
6.50%, 2/9/2040	226,000	242,484
6.88%, 1/26/2039	314,000	347,739
Kroger Co.:
3.88%, 10/15/2046	228,000	173,200
3.95%, 1/15/2050	20,000	15,053
4.45%, 2/1/2047	461,000	381,634
4.65%, 1/15/2048	296,000	250,756
5.00%, 4/15/2042	137,000	124,914
5.15%, 8/1/2043	143,000	132,591
5.40%, 7/15/2040	143,000	140,046
5.40%, 1/15/2049	353,000	330,712
5.50%, 9/15/2054	1,284,000	1,217,771
5.65%, 9/15/2064	1,006,000	953,265
6.90%, 4/15/2038	113,000	127,159
McCormick & Co., Inc. 4.20%, 8/15/2047	135,000	107,630
Sysco Corp.:
3.15%, 12/14/2051	40,000	25,554
3.30%, 2/15/2050	123,000	82,310
4.45%, 3/15/2048	242,000	200,800
4.50%, 4/1/2046	136,000	113,900
4.85%, 10/1/2045	297,000	262,711
5.38%, 9/21/2035 (a)	138,000	139,554
5.40%, 3/23/2035	272,000	276,638
6.60%, 4/1/2040	198,000	216,046
6.60%, 4/1/2050 (a)	795,000	861,057
Tyson Foods, Inc.:
4.55%, 6/2/2047	456,000	378,562
5.10%, 9/28/2048	795,000	711,597
5.15%, 8/15/2044	177,000	161,150
		21,854,200
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (a)	163,000	142,110
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	96,771
8.88%, 5/15/2031	26,000	31,744

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
International Paper Co.:
4.35%, 8/15/2048	$397,000	$317,556
4.40%, 8/15/2047	230,000	185,267
4.80%, 6/15/2044	310,000	270,069
5.15%, 5/15/2046	244,000	220,576
6.00%, 11/15/2041	274,000	278,031
7.30%, 11/15/2039	351,000	402,920
		1,945,044
GAS — 0.9%
Atmos Energy Corp.:
2.85%, 2/15/2052	120,000	74,094
3.38%, 9/15/2049	346,000	240,619
4.13%, 10/15/2044	274,000	227,434
4.13%, 3/15/2049	186,000	148,443
4.15%, 1/15/2043	138,000	115,794
4.30%, 10/1/2048	296,000	245,132
5.00%, 12/15/2054 (a)	493,000	447,861
5.20%, 8/15/2035	255,000	258,157
5.50%, 6/15/2041	151,000	152,166
5.75%, 10/15/2052	421,000	421,227
6.20%, 11/15/2053	330,000	357,007
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	335,000	338,193
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	103,000	68,531
NiSource, Inc.:
3.95%, 3/30/2048	260,000	200,704
4.38%, 5/15/2047	346,000	284,934
4.80%, 2/15/2044	235,000	207,745
5.00%, 6/15/2052	62,000	54,712
5.25%, 2/15/2043	156,000	145,830
5.65%, 2/1/2045	177,000	172,709
5.85%, 4/1/2055	590,000	584,513
5.95%, 6/15/2041	1,036,000	1,054,202
ONE Gas, Inc.:
4.50%, 11/1/2048	205,000	171,624
4.66%, 2/1/2044	371,000	326,550
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	20,000	13,381
3.64%, 11/1/2046	91,000	66,099
4.65%, 8/1/2043	162,000	140,519
5.10%, 2/15/2035	150,000	150,724
Southern California Gas Co.:
3.75%, 9/15/2042	145,000	112,327
Series WW, 3.95%, 2/15/2050	227,000	170,205
Series UU, 4.13%, 6/1/2048	131,000	101,790
Series VV, 4.30%, 1/15/2049 (a)	188,000	151,071
5.45%, 6/15/2035	747,000	762,127
5.60%, 4/1/2054	308,000	300,177
Security Description	Principal Amount	Value
5.75%, 6/1/2053	$452,000	$444,271
6.00%, 6/15/2055	447,000	455,596
6.35%, 11/15/2052 (a)	358,000	383,146
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	110,000	70,204
3.95%, 10/1/2046	139,000	106,840
4.40%, 6/1/2043	136,000	114,224
4.40%, 5/30/2047	151,000	122,816
5.88%, 3/15/2041	183,000	187,236
Southwest Gas Corp.:
3.80%, 9/29/2046	145,000	106,491
4.15%, 6/1/2049	133,000	101,309
Spire Missouri, Inc. 3.30%, 6/1/2051	161,000	108,155
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	224,000	160,792
Series K, 3.80%, 9/15/2046	267,000	200,776
		10,828,457
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050 (a)	353,000	237,615
4.10%, 3/1/2048	125,000	100,745
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	433,000	246,550
4.85%, 11/15/2048	295,000	247,951
5.20%, 9/1/2040	317,000	301,454
		1,134,315
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
4.75%, 11/30/2036	710,000	705,953
4.75%, 4/15/2043	239,000	226,584
4.90%, 11/30/2046	1,604,000	1,517,432
5.30%, 5/27/2040	232,000	237,007
6.00%, 4/1/2039	346,000	380,185
6.15%, 11/30/2037	237,000	262,693
Baxter International, Inc.:
3.13%, 12/1/2051	261,000	166,539
3.50%, 8/15/2046	345,000	246,406
Boston Scientific Corp.:
4.55%, 3/1/2039	138,000	130,662
4.70%, 3/1/2049 (a)	362,000	325,778
7.38%, 1/15/2040	171,000	207,199
Danaher Corp.:
2.60%, 10/1/2050	20,000	12,056
4.38%, 9/15/2045	241,000	207,860
DH Europe Finance II SARL:
3.25%, 11/15/2039	256,000	205,368
3.40%, 11/15/2049	670,000	476,477
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052 (a)	399,000	429,831

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Koninklijke Philips NV:
5.00%, 3/15/2042	$431,000	$389,137
6.88%, 3/11/2038	268,000	294,272
Medtronic, Inc.:
4.00%, 4/1/2043	33,000	27,845
4.38%, 3/15/2035	76,000	73,520
4.63%, 3/15/2045	880,000	791,173
Revvity, Inc. 3.63%, 3/15/2051	242,000	166,186
Solventum Corp.:
5.90%, 4/30/2054 (a)	721,000	720,841
6.00%, 5/15/2064	352,000	348,966
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	273,000	193,811
Stryker Corp.:
4.10%, 4/1/2043	278,000	229,873
4.38%, 5/15/2044	219,000	187,201
4.63%, 3/15/2046 (a)	218,000	192,688
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	427,000	306,172
4.10%, 8/15/2047	326,000	267,750
5.30%, 2/1/2044	373,000	362,082
5.40%, 8/10/2043	233,000	229,910
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	274,000	228,552
5.75%, 11/30/2039	115,000	115,573
		10,863,582
HEALTH CARE SERVICES — 6.1%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	248,000	152,706
Adventist Health System 3.63%, 3/1/2049	221,000	149,210
Advocate Health & Hospitals Corp.:
Series 2020, 3.01%, 6/15/2050	205,000	133,976
3.39%, 10/15/2049	412,000	293,031
4.27%, 8/15/2048	137,000	112,726
Aetna, Inc.:
3.88%, 8/15/2047	276,000	200,840
4.50%, 5/15/2042	449,000	369,967
4.75%, 3/15/2044	322,000	272,850
6.63%, 6/15/2036	214,000	229,911
6.75%, 12/15/2037	258,000	278,834
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	246,000	151,669
5.02%, 7/1/2045	247,000	230,251
Allina Health System:
Series 2021, 2.90%, 11/15/2051	243,000	147,943
Series 2019, 3.89%, 4/15/2049	306,000	232,064
Security Description	Principal Amount	Value
Ascension Health:
Series B, 3.11%, 11/15/2039	$111,000	$86,732
3.95%, 11/15/2046	759,000	607,496
4.85%, 11/15/2053	266,000	236,120
Banner Health:
2.91%, 1/1/2042	198,000	140,493
2.91%, 1/1/2051 (a)	253,000	160,475
Series 2020, 3.18%, 1/1/2050	241,000	161,489
Baptist Health South Florida Foundation, Inc. Series 2021, 3.12%, 11/15/2071	148,000	85,759
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	463,000	315,062
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	383,000	293,332
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	673,000	423,485
3.97%, 11/15/2046	254,000	202,667
4.19%, 11/15/2045	89,000	73,997
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	205,000	127,430
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	123,000	81,868
Children's Health System of Texas 2.51%, 8/15/2050	327,000	190,330
Children's Hospital Series 2020, 2.93%, 7/15/2050	336,000	210,195
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	252,000	152,001
Series 2017, 4.12%, 1/1/2047	273,000	223,669
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	156,000	132,157
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	262,000	158,636
Cigna Group:
3.40%, 3/15/2050	789,000	534,800
3.40%, 3/15/2051	791,000	530,943
3.88%, 10/15/2047	640,000	480,314
4.80%, 8/15/2038	648,000	608,355
4.80%, 7/15/2046	700,000	608,524
4.90%, 12/15/2048	1,764,000	1,539,584

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.60%, 2/15/2054	$961,000	$919,312
City of Hope:
Series 2018, 4.38%, 8/15/2048	242,000	191,918
Series 2013, 5.62%, 11/15/2043	44,000	42,395
Cleveland Clinic Foundation 4.86%, 1/1/2114	244,000	205,231
CommonSpirit Health:
AGM, 3.82%, 10/1/2049	344,000	253,573
3.91%, 10/1/2050	319,000	235,508
4.19%, 10/1/2049	400,000	310,620
4.35%, 11/1/2042	507,000	425,525
5.55%, 12/1/2054	253,000	237,774
6.46%, 11/1/2052	215,000	227,657
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	206,000	130,007
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	191,000	135,954
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	240,000	166,447
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	336,000	257,672
Dignity Health:
4.50%, 11/1/2042	236,000	197,893
5.27%, 11/1/2064	302,000	267,031
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	357,000	282,516
Elevance Health, Inc.:
3.60%, 3/15/2051	312,000	219,614
3.70%, 9/15/2049	210,000	150,413
4.38%, 12/1/2047	465,000	379,305
4.55%, 3/1/2048	377,000	313,649
4.55%, 5/15/2052	335,000	274,070
4.63%, 5/15/2042	321,000	281,199
4.65%, 1/15/2043	431,000	377,517
4.65%, 8/15/2044	304,000	264,346
5.10%, 1/15/2044	245,000	225,449
5.13%, 2/15/2053 (a)	583,000	519,984
5.20%, 2/15/2035	170,000	171,693
5.65%, 6/15/2054	561,000	537,836
5.70%, 2/15/2055	1,283,000	1,242,868
5.85%, 1/15/2036	95,000	99,749
5.85%, 11/1/2064	589,000	572,102
6.10%, 10/15/2052	543,000	553,046
6.38%, 6/15/2037	100,000	107,899
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	354,000	264,873
Security Description	Principal Amount	Value
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	$312,000	$275,274
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	59,000	41,250
Series 2020, 2.88%, 9/1/2050	458,000	286,158
4.21%, 7/1/2048	150,000	122,252
4.50%, 7/1/2057	99,000	81,030
Hartford HealthCare Corp. 3.45%, 7/1/2054	227,000	158,269
HCA, Inc.:
3.50%, 7/15/2051	1,012,000	670,511
4.38%, 3/15/2042	246,000	204,933
4.63%, 3/15/2052	1,079,000	867,203
5.13%, 6/15/2039	333,000	312,973
5.25%, 6/15/2049	1,048,000	931,462
5.50%, 6/15/2047	788,000	732,675
5.90%, 6/1/2053	585,000	565,011
5.95%, 9/15/2054 (a)	670,000	651,140
6.00%, 4/1/2054	827,000	808,566
6.10%, 4/1/2064 (a)	462,000	450,676
6.20%, 3/1/2055 (a)	801,000	806,311
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	58,000	43,822
Humana, Inc.:
3.95%, 8/15/2049	221,000	159,374
4.63%, 12/1/2042	237,000	197,904
4.80%, 3/15/2047	216,000	178,800
4.95%, 10/1/2044	408,000	352,443
5.50%, 3/15/2053	407,000	365,596
5.75%, 4/15/2054	584,000	544,270
6.00%, 5/1/2055 (a)	447,000	430,854
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	230,000	144,081
3.97%, 11/1/2048	267,000	211,571
Inova Health System Foundation 4.07%, 5/15/2052 (a)	220,000	174,728
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	455,000	324,843
Iowa Health System Series 2020, 3.67%, 2/15/2050	371,000	271,364
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	457,000	358,644
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	638,000	456,317

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2021, 3.00%, 6/1/2051	$742,000	$480,861
Series 2019, 3.27%, 11/1/2049	661,000	457,419
4.15%, 5/1/2047	785,000	643,135
4.88%, 4/1/2042	297,000	275,482
Laboratory Corp. of America Holdings:
4.70%, 2/1/2045 (a)	277,000	242,494
4.80%, 10/1/2034	240,000	235,037
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	235,000	159,720
Series 2020, 3.34%, 7/1/2060	343,000	224,116
Series 2017, 3.77%, 7/1/2048	218,000	166,166
Series 2015, 4.12%, 7/1/2055 (a)	248,000	194,283
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	40,000	25,136
Series 2012-B, 3.77%, 11/15/2043	185,000	149,517
Series 2013, 4.00%, 11/15/2047	240,000	190,224
Series 2016, 4.13%, 11/15/2052	146,000	116,566
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	315,000	259,866
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	19,000	13,366
Memorial Health Services 3.45%, 11/1/2049	165,000	116,995
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	335,000	218,497
4.13%, 7/1/2052	235,000	187,072
Series 2015, 4.20%, 7/1/2055	244,000	195,725
5.00%, 7/1/2042	190,000	180,878
Methodist Hospital Series 20A, 2.71%, 12/1/2050	260,000	158,553
Montefiore Obligated Group:
4.29%, 9/1/2050	407,000	273,964
Series 18-C, 5.25%, 11/1/2048	233,000	189,303
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	126,000	93,146
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	204,000	125,878
Security Description	Principal Amount	Value
Series 2019, 3.74%, 7/1/2049	$264,000	$177,144
Series 2017, 3.98%, 7/1/2048	113,000	81,636
MyMichigan Health Series 2020, 3.41%, 6/1/2050	130,000	91,113
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052 (a)	76,000	64,960
New York & Presbyterian Hospital:
2.26%, 8/1/2040	127,000	87,258
2.61%, 8/1/2060 (a)	329,000	179,410
Series 2019, 3.95%, 8/1/2119 (a)	160,000	109,459
4.02%, 8/1/2045	342,000	279,363
4.06%, 8/1/2056	191,000	148,420
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	221,000	158,691
3.98%, 11/1/2046	192,000	147,406
4.26%, 11/1/2047	484,000	384,248
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	250,000	151,898
Novant Health, Inc.:
2.64%, 11/1/2036	170,000	133,754
3.17%, 11/1/2051	218,000	144,270
3.32%, 11/1/2061 (a)	245,000	155,320
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	281,000	167,788
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (a)	273,000	184,174
4.37%, 7/1/2047	265,000	226,787
4.78%, 7/1/2044	238,000	215,119
Series 13-A, 5.75%, 7/1/2043	247,000	249,932
OhioHealth Corp.:
2.83%, 11/15/2041	235,000	168,084
Series 2020, 3.04%, 11/15/2050	86,000	58,286
Orlando Health Obligated Group:
3.33%, 10/1/2050	221,000	154,811
4.09%, 10/1/2048	244,000	193,719
5.48%, 10/1/2035	240,000	245,827
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	370,000	230,521
Series 2018, 4.79%, 11/15/2048	260,000	216,658

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	$338,000	$235,890
2.86%, 1/1/2052	240,000	146,981
Presbyterian Healthcare Services 4.88%, 8/1/2052 (a)	240,000	212,381
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051	338,000	190,243
Series I, 3.74%, 10/1/2047	244,000	178,108
Series A, 3.93%, 10/1/2048	314,000	232,395
Queen's Health Systems 4.81%, 7/1/2052	324,000	289,536
Quest Diagnostics, Inc. 4.70%, 3/30/2045	130,000	114,110
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051 (a)	290,000	191,902
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	329,000	202,217
Sentara Health Series 2021, 2.93%, 11/1/2051	215,000	134,126
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	362,000	218,156
Stanford Health Care:
3.03%, 8/15/2051 (a)	247,000	160,461
Series 2018, 3.80%, 11/15/2048	415,000	316,940
Summa Health AGM, 3.51%, 11/15/2051	38,000	31,068
Sutter Health:
Series 20A, 3.16%, 8/15/2040	167,000	129,169
Series 20A, 3.36%, 8/15/2050	90,000	62,391
Series 2018, 4.09%, 8/15/2048	333,000	265,424
Series 2025, 5.54%, 8/15/2035	610,000	630,862
5.55%, 8/15/2053 (a)	130,000	128,278
Texas Health Resources:
2.33%, 11/15/2050	231,000	129,547
4.33%, 11/15/2055	249,000	203,393
Toledo Hospital AGM, 5.75%, 11/15/2038	441,000	440,418
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	244,000	175,470
Series 2019, 3.43%, 12/1/2048	205,000	151,255
4.13%, 12/1/2045	258,000	211,449
Security Description	Principal Amount	Value
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	$220,000	$198,997
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	348,000	252,317
2.90%, 5/15/2050	58,000	36,094
3.05%, 5/15/2041	716,000	526,024
3.13%, 5/15/2060	417,000	250,329
3.25%, 5/15/2051	501,000	332,088
3.50%, 8/15/2039	349,000	281,674
3.70%, 8/15/2049	712,000	518,713
3.75%, 10/15/2047	536,000	398,446
3.88%, 8/15/2059	649,653	458,044
3.95%, 10/15/2042	356,000	288,385
4.20%, 1/15/2047	428,000	343,568
4.25%, 3/15/2043	383,000	321,410
4.25%, 4/15/2047	501,000	405,319
4.25%, 6/15/2048	921,000	740,254
4.38%, 3/15/2042	325,000	279,334
4.45%, 12/15/2048	755,000	625,049
4.63%, 7/15/2035	206,000	199,019
4.63%, 11/15/2041	351,000	314,401
4.75%, 7/15/2045	1,224,000	1,082,775
4.75%, 5/15/2052	1,216,000	1,036,810
4.95%, 5/15/2062	548,000	471,159
5.05%, 4/15/2053	1,276,000	1,138,549
5.20%, 4/15/2063	893,000	794,600
5.38%, 4/15/2054	1,439,000	1,344,458
5.50%, 7/15/2044	939,000	914,877
5.50%, 4/15/2064	694,000	648,328
5.63%, 7/15/2054 (a)	1,656,000	1,605,459
5.70%, 10/15/2040	194,000	198,132
5.75%, 7/15/2064	1,207,000	1,173,590
5.80%, 3/15/2036	363,000	381,179
5.88%, 2/15/2053	1,298,000	1,299,739
5.95%, 2/15/2041	267,000	274,666
5.95%, 6/15/2055 (a)	365,000	370,873
6.05%, 2/15/2063	938,000	950,813
6.50%, 6/15/2037	193,000	211,850
6.63%, 11/15/2037	282,000	313,638
6.88%, 2/15/2038	271,000	307,821
UPMC 5.38%, 5/15/2043	141,000	134,359
WakeMed Series A, 3.29%, 10/1/2052	89,000	59,857
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	355,000	220,611
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	238,000	147,289
Series 2018, 4.81%, 9/1/2048	310,000	268,212

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	$254,000	$146,251
		72,571,826
HOME BUILDERS — 0.1%
DR Horton, Inc. 5.50%, 10/15/2035	1,656,000	1,686,139
MDC Holdings, Inc. 6.00%, 1/15/2043	116,000	104,581
		1,790,720
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc. 3.50%, 11/15/2051	201,000	128,057
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	14,000	10,992
Series MTN, 4.00%, 8/15/2045	46,000	38,643
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	423,000	270,656
4.15%, 3/15/2047	284,000	221,668
4.38%, 6/15/2045	131,000	106,993
5.15%, 5/15/2053 (a)	267,000	252,924
6.00%, 5/15/2037	143,000	153,851
Kenvue, Inc. 5.20%, 3/22/2063	580,000	536,703
Procter & Gamble Co.:
3.55%, 3/25/2040 (a)	224,000	190,752
3.60%, 3/25/2050	124,000	94,377
5.55%, 3/5/2037	190,000	205,781
		2,083,340
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	188,000	147,029
5.00%, 6/15/2052	148,000	133,341
Kimberly-Clark Corp.:
3.20%, 7/30/2046	455,000	319,560
3.90%, 5/4/2047	345,000	270,259
5.30%, 3/1/2041	243,000	240,208
6.63%, 8/1/2037	81,000	93,612
		1,204,009
INSURANCE — 3.5%
Aflac, Inc.:
4.00%, 10/15/2046	235,000	184,115
4.75%, 1/15/2049	332,000	287,645
Alleghany Corp.:
3.25%, 8/15/2051	124,000	83,197
4.90%, 9/15/2044	121,000	110,308
Allstate Corp.:
3.85%, 8/10/2049	86,000	65,740
4.20%, 12/15/2046	336,000	274,408
Security Description	Principal Amount	Value
4.50%, 6/15/2043	$224,000	$194,486
5.55%, 5/9/2035	103,000	107,007
5.95%, 4/1/2036	148,000	157,639
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	312,000	319,850
American Financial Group, Inc. 4.50%, 6/15/2047	1,275,000	1,033,490
American International Group, Inc.:
4.38%, 6/30/2050	368,000	307,942
4.50%, 7/16/2044	267,000	233,027
4.75%, 4/1/2048	415,000	368,117
Aon Corp. 6.25%, 9/30/2040	114,000	121,035
Aon Corp./Aon Global Holdings PLC:
2.90%, 8/23/2051	40,000	24,725
3.90%, 2/28/2052	336,000	248,768
Aon Global Ltd.:
4.45%, 5/24/2043	51,000	42,719
4.60%, 6/14/2044	224,000	194,215
4.75%, 5/15/2045	162,000	141,711
Aon North America, Inc. 5.75%, 3/1/2054 (a)	828,000	816,060
Arch Capital Finance LLC 5.03%, 12/15/2046	329,000	297,765
Arch Capital Group Ltd. 3.64%, 6/30/2050	319,000	233,109
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	327,000	304,502
Arthur J Gallagher & Co.:
3.50%, 5/20/2051	305,000	212,002
5.55%, 2/15/2055	1,164,000	1,116,881
5.75%, 3/2/2053	261,000	256,156
5.75%, 7/15/2054	206,000	201,946
6.75%, 2/15/2054	309,000	342,496
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	208,000	141,785
Athene Holding Ltd.:
3.45%, 5/15/2052	405,000	258,034
3.95%, 5/25/2051	293,000	206,817
6.25%, 4/1/2054	621,000	612,343
6.63%, 5/19/2055	492,000	505,727
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	90,000	58,116
3.85%, 3/15/2052	1,257,000	972,302
4.20%, 8/15/2048	992,000	833,597
4.25%, 1/15/2049	734,000	620,450
4.30%, 5/15/2043	241,000	212,461
4.40%, 5/15/2042	218,000	201,445
5.75%, 1/15/2040 (a)	235,422	254,564
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	302,000	281,763

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	$235,000	$150,931
4.70%, 6/22/2047 (a)	557,000	426,556
Brown & Brown, Inc.:
4.95%, 3/17/2052	369,000	318,499
6.25%, 6/23/2055	300,000	309,429
Chubb Corp.:
6.00%, 5/11/2037	140,000	151,927
Series 1, 6.50%, 5/15/2038	261,000	293,575
Chubb INA Holdings LLC:
4.15%, 3/13/2043	327,000	278,735
4.35%, 11/3/2045	496,000	429,114
6.70%, 5/15/2036	191,000	217,129
Corebridge Financial, Inc.:
4.35%, 4/5/2042	186,000	155,924
4.40%, 4/5/2052	484,000	387,161
Equitable Holdings, Inc. 5.00%, 4/20/2048	434,000	383,465
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	320,000	198,304
3.50%, 10/15/2050	617,000	421,504
4.87%, 6/1/2044	222,000	196,002
Fairfax Financial Holdings Ltd.:
6.10%, 3/15/2055	246,000	242,713
6.35%, 3/22/2054	503,000	511,536
6.50%, 5/20/2055 (b)	804,000	820,900
Fidelity National Financial, Inc. 3.20%, 9/17/2051	230,000	142,816
Hartford Insurance Group, Inc.:
3.60%, 8/19/2049	241,000	176,282
4.30%, 4/15/2043	259,000	218,127
4.40%, 3/15/2048	164,000	137,430
5.95%, 10/15/2036	130,000	135,807
6.10%, 10/1/2041	208,000	215,586
Jackson Financial, Inc. 4.00%, 11/23/2051	293,000	199,009
Lincoln National Corp.:
6.30%, 10/9/2037	165,000	172,494
7.00%, 6/15/2040	117,000	129,704
Loews Corp. 4.13%, 5/15/2043	254,000	215,481
Manulife Financial Corp. 5.38%, 3/4/2046	326,000	321,273
Markel Group, Inc.:
3.45%, 5/7/2052	20,000	13,442
4.15%, 9/17/2050	210,000	161,011
4.30%, 11/1/2047	178,000	141,070
5.00%, 4/5/2046	256,000	227,297
5.00%, 5/20/2049	221,000	193,320
6.00%, 5/16/2054	467,000	466,944
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	250,000	205,480
4.35%, 1/30/2047	179,000	151,255
4.75%, 3/15/2039	166,000	157,657
4.90%, 3/15/2049	603,000	543,978
Security Description	Principal Amount	Value
5.35%, 11/15/2044	$100,000	$98,037
5.40%, 3/15/2055	950,000	915,686
5.45%, 3/15/2053	381,000	369,456
5.45%, 3/15/2054	333,000	321,122
5.70%, 9/15/2053	559,000	561,957
6.25%, 11/1/2052	288,000	309,637
MetLife, Inc.:
4.05%, 3/1/2045	327,000	267,483
4.13%, 8/13/2042	292,434	245,788
4.60%, 5/13/2046	362,000	320,576
4.72%, 12/15/2044	211,000	187,750
4.88%, 11/13/2043	519,000	476,354
5.00%, 7/15/2052	647,000	586,628
5.25%, 1/15/2054	547,000	515,197
5.70%, 6/15/2035	246,000	260,433
5.88%, 2/6/2041	391,000	405,291
6.40%, 12/15/2066	579,000	601,859
10.75%, 8/1/2069	580,000	776,759
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	133,000	131,597
Old Republic International Corp. 3.85%, 6/11/2051	272,000	193,433
Principal Financial Group, Inc.:
4.30%, 11/15/2046	223,000	185,984
4.35%, 5/15/2043	155,000	131,891
4.63%, 9/15/2042	198,000	175,828
5.50%, 3/15/2053	113,000	108,819
6.05%, 10/15/2036	252,000	268,435
Progressive Corp.:
3.70%, 1/26/2045	157,000	122,498
3.70%, 3/15/2052	205,000	152,780
3.95%, 3/26/2050	182,000	142,584
4.13%, 4/15/2047	336,000	276,179
4.20%, 3/15/2048	234,000	193,567
4.35%, 4/25/2044	144,000	123,087
Prudential Financial, Inc.:
Series MTN, 3.00%, 3/10/2040	151,000	114,108
Series MTN, 3.70%, 3/13/2051	739,700	543,495
3.91%, 12/7/2047	549,000	428,840
3.94%, 12/7/2049	761,000	582,180
Series MTN, 4.35%, 2/25/2050	498,000	413,544
Series MTN, 4.42%, 3/27/2048	402,000	337,636
Series MTN, 4.60%, 5/15/2044	487,000	430,269
Series MTN, 5.70%, 12/14/2036	258,000	270,810
Series MTN, 6.63%, 12/1/2037	27,000	30,350

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series MTN, 6.63%, 6/21/2040	$164,000	$184,395
Selective Insurance Group, Inc. 5.38%, 3/1/2049	154,000	137,884
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	291,000	365,804
Travelers Cos., Inc.:
2.55%, 4/27/2050	5,000	2,988
3.05%, 6/8/2051	160,000	105,270
3.75%, 5/15/2046	252,000	195,381
4.00%, 5/30/2047	245,000	196,213
4.05%, 3/7/2048	394,000	314,834
4.10%, 3/4/2049	259,000	208,666
4.30%, 8/25/2045	241,000	203,606
4.60%, 8/1/2043	301,000	266,852
5.35%, 11/1/2040	165,000	165,619
5.45%, 5/25/2053	555,000	541,969
Series MTN, 6.25%, 6/15/2037	204,000	224,679
6.75%, 6/20/2036	61,000	69,742
Unum Group:
4.13%, 6/15/2051	267,000	198,875
4.50%, 12/15/2049	253,000	200,386
5.75%, 8/15/2042	368,000	356,147
6.00%, 6/15/2054	180,000	177,129
W.R. Berkley Corp.:
3.55%, 3/30/2052	94,000	64,888
4.00%, 5/12/2050	191,000	145,605
4.75%, 8/1/2044	145,000	126,681
Willis North America, Inc.:
3.88%, 9/15/2049	274,000	202,174
5.05%, 9/15/2048	230,000	204,442
5.90%, 3/5/2054	371,000	368,151
XL Group Ltd. 5.25%, 12/15/2043	83,000	79,572
		41,545,211
INTERNET — 2.1%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (a)	499,000	347,009
3.15%, 2/9/2051	706,000	458,017
3.25%, 2/9/2061	536,000	331,462
4.00%, 12/6/2037	444,000	391,857
4.20%, 12/6/2047	941,000	753,534
4.40%, 12/6/2057	312,000	248,099
4.50%, 11/28/2034	116,000	111,512
5.25%, 5/26/2035 (b)	170,000	171,918
5.63%, 11/26/2054 (b)	260,000	253,243
Alphabet, Inc.:
1.90%, 8/15/2040	356,000	238,919
2.25%, 8/15/2060	20,000	10,632
5.25%, 5/15/2055	999,000	983,505
5.30%, 5/15/2065	949,000	929,356
Amazon.com, Inc.:
2.50%, 6/3/2050	1,572,000	944,646
2.70%, 6/3/2060	1,174,000	674,029
Security Description	Principal Amount	Value
2.88%, 5/12/2041	$839,000	$626,104
3.10%, 5/12/2051	1,938,000	1,306,231
3.25%, 5/12/2061	1,051,000	684,264
3.88%, 8/22/2037	1,905,000	1,722,482
3.95%, 4/13/2052	1,546,000	1,219,887
4.05%, 8/22/2047	2,010,000	1,661,064
4.10%, 4/13/2062	734,000	573,298
4.25%, 8/22/2057	1,265,000	1,036,364
4.95%, 12/5/2044	210,000	203,402
eBay, Inc.:
3.65%, 5/10/2051	366,000	265,068
4.00%, 7/15/2042	306,000	248,224
JD.com, Inc. 4.13%, 1/14/2050	124,000	97,598
Meta Platforms, Inc.:
4.45%, 8/15/2052	1,477,000	1,244,816
4.65%, 8/15/2062	280,000	236,057
5.40%, 8/15/2054	1,888,000	1,840,668
5.55%, 8/15/2064	1,617,000	1,580,682
5.60%, 5/15/2053	1,501,000	1,500,324
5.75%, 5/15/2063	1,086,000	1,095,687
Netflix, Inc. 5.40%, 8/15/2054	155,000	152,866
Uber Technologies, Inc. 5.35%, 9/15/2054	563,000	526,118
		24,668,942
IRON/STEEL — 0.5%
ArcelorMittal SA:
6.35%, 6/17/2054 (a)	283,000	286,569
6.75%, 3/1/2041	375,000	395,861
7.00%, 10/15/2039	362,000	400,741
Nucor Corp.:
2.98%, 12/15/2055	224,000	137,359
3.85%, 4/1/2052	257,000	194,976
4.40%, 5/1/2048	136,000	114,065
5.10%, 6/1/2035 (a)	1,241,000	1,245,207
5.20%, 8/1/2043	191,000	184,326
6.40%, 12/1/2037	248,000	273,410
Steel Dynamics, Inc.:
3.25%, 10/15/2050	199,000	130,984
5.75%, 5/15/2055	110,000	106,603
Vale Overseas Ltd.:
6.40%, 6/28/2054 (a)	1,045,000	1,028,573
6.88%, 11/21/2036	376,000	408,031
6.88%, 11/10/2039	420,000	455,402
Vale SA 5.63%, 9/11/2042	205,000	198,846
		5,560,953
IT SERVICES — 0.3%
Booz Allen Hamilton, Inc. 5.95%, 4/15/2035 (a)	145,000	147,933
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	484,000	361,592

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.45%, 12/15/2051	$384,000	$263,635
Hewlett Packard Enterprise Co. 5.60%, 10/15/2054	874,000	806,501
IBM International Capital Pte. Ltd.:
5.25%, 2/5/2044	649,000	622,404
5.30%, 2/5/2054	807,000	753,883
International Business Machines Corp. 5.70%, 2/10/2055 (a)	667,000	659,590
		3,615,538
LEISURE TIME — 0.0% *
Brunswick Corp. 5.10%, 4/1/2052 (a)	309,000	236,700
Harley-Davidson, Inc. 4.63%, 7/28/2045	271,000	218,331
		455,031
LODGING — 0.1%
Marriott International, Inc. 5.50%, 4/15/2037	763,000	763,107
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	351,000	307,445
Caterpillar, Inc.:
3.25%, 9/19/2049	665,000	465,806
3.25%, 4/9/2050 (a)	834,000	582,658
3.80%, 8/15/2042	890,000	734,677
4.30%, 5/15/2044	280,000	243,729
4.75%, 5/15/2064	202,000	177,796
5.20%, 5/27/2041	258,000	256,050
5.30%, 9/15/2035	148,000	153,159
5.50%, 5/15/2055	315,000	313,327
6.05%, 8/15/2036	155,000	169,455
		3,404,102
MACHINERY-DIVERSIFIED — 0.2%
Deere & Co.:
3.75%, 4/15/2050	430,000	333,702
3.90%, 6/9/2042	463,000	394,013
5.70%, 1/19/2055	622,000	641,972
Dover Corp.:
5.38%, 10/15/2035	100,000	103,517
5.38%, 3/1/2041	201,000	195,583
Ingersoll Rand, Inc. 5.70%, 6/15/2054	375,000	370,980
Otis Worldwide Corp.:
3.11%, 2/15/2040	259,000	199,096
3.36%, 2/15/2050	56,000	38,742
Rockwell Automation, Inc.:
2.80%, 8/15/2061	257,000	149,183
4.20%, 3/1/2049	304,000	250,387
Xylem, Inc. 4.38%, 11/1/2046	162,000	132,809
		2,809,984
Security Description	Principal Amount	Value
MEDIA — 4.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	$833,300	$604,684
3.50%, 3/1/2042	981,000	699,944
3.70%, 4/1/2051	945,000	629,871
3.85%, 4/1/2061	996,000	637,988
3.90%, 6/1/2052	1,462,000	1,001,909
3.95%, 6/30/2062	765,000	492,346
4.40%, 12/1/2061	710,000	497,994
4.80%, 3/1/2050	1,508,000	1,207,712
5.13%, 7/1/2049	680,000	564,788
5.25%, 4/1/2053	801,000	682,756
5.38%, 4/1/2038	410,000	386,331
5.38%, 5/1/2047	1,278,000	1,108,282
5.50%, 4/1/2063	500,000	422,650
5.75%, 4/1/2048	1,358,000	1,235,699
6.38%, 10/23/2035	921,000	967,428
6.48%, 10/23/2045	1,985,000	1,966,659
6.83%, 10/23/2055	160,000	163,714
Comcast Corp.:
2.45%, 8/15/2052 (a)	415,000	225,623
2.65%, 8/15/2062	627,000	326,981
2.80%, 1/15/2051	250,000	149,698
2.89%, 11/1/2051	2,911,000	1,769,510
2.94%, 11/1/2056	3,450,000	2,025,322
2.99%, 11/1/2063	2,874,000	1,615,935
3.25%, 11/1/2039	417,000	326,223
3.40%, 7/15/2046	869,000	616,616
3.45%, 2/1/2050	1,150,000	790,683
3.75%, 4/1/2040	411,000	340,575
3.90%, 3/1/2038	357,000	309,258
3.97%, 11/1/2047	1,323,000	1,016,765
4.00%, 8/15/2047	511,000	394,773
4.00%, 3/1/2048	647,000	499,400
4.00%, 11/1/2049	1,279,000	973,050
4.05%, 11/1/2052	537,000	402,729
4.60%, 10/15/2038	200,000	185,130
4.60%, 8/15/2045	501,000	431,652
4.65%, 7/15/2042	543,000	481,141
4.70%, 10/15/2048	1,117,000	956,710
4.75%, 3/1/2044	262,000	231,212
4.95%, 10/15/2058	650,000	556,270
5.35%, 5/15/2053	1,041,000	963,987
5.50%, 5/15/2064	886,000	824,804
5.65%, 6/15/2035	162,000	169,476
5.65%, 6/1/2054 (a)	783,000	761,170
6.05%, 5/15/2055	747,000	762,590
6.40%, 5/15/2038	53,000	56,549
6.45%, 3/15/2037	169,000	185,374
6.50%, 11/15/2035	207,000	229,851
6.55%, 7/1/2039	77,000	84,948
6.95%, 8/15/2037	163,000	185,310

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Discovery Communications LLC:
5.00%, 9/20/2037	$276,000	$197,420
5.20%, 9/20/2047	4,000	2,653
6.35%, 6/1/2040	518,000	350,463
Fox Corp.:
5.48%, 1/25/2039	962,000	939,874
5.58%, 1/25/2049	498,000	466,591
Grupo Televisa SAB:
5.00%, 5/13/2045	495,000	355,776
5.25%, 5/24/2049	323,000	230,696
6.13%, 1/31/2046 (a)	389,000	320,571
6.63%, 1/15/2040	507,000	474,425
8.50%, 3/11/2032 (a)	17,000	18,961
NBCUniversal Media LLC:
4.45%, 1/15/2043	1,429,000	1,229,883
5.95%, 4/1/2041	392,000	403,305
6.40%, 4/30/2040	349,000	379,513
Paramount Global:
4.38%, 3/15/2043	892,000	656,860
4.60%, 1/15/2045	389,000	288,191
4.85%, 7/1/2042	295,000	232,832
4.90%, 8/15/2044	249,000	192,163
4.95%, 5/19/2050	655,000	500,584
5.25%, 4/1/2044	60,000	47,723
5.50%, 5/15/2033	113,000	109,092
5.85%, 9/1/2043	1,540,000	1,337,921
5.90%, 10/15/2040	125,000	113,879
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	130,297
Time Warner Cable LLC:
4.50%, 9/15/2042	1,086,000	864,510
5.50%, 9/1/2041	693,500	630,267
5.88%, 11/15/2040	721,000	691,994
6.55%, 5/1/2037	687,000	709,705
6.75%, 6/15/2039	938,000	972,706
7.30%, 7/1/2038	728,000	793,404
TWDC Enterprises 18 Corp.:
Series MTN, 3.00%, 7/30/2046	467,000	316,019
Series MTN, 3.70%, 12/1/2042	152,000	121,264
Series E, 4.13%, 12/1/2041	482,000	410,558
Series GMTN, 4.13%, 6/1/2044	689,000	573,634
4.38%, 8/16/2041	236,000	207,416
Walt Disney Co.:
2.75%, 9/1/2049	388,000	244,052
3.50%, 5/13/2040	623,000	511,252
3.60%, 1/13/2051	874,000	645,196
3.80%, 5/13/2060	993,000	724,552
4.63%, 3/23/2040	207,000	197,375
4.70%, 3/23/2050	20,000	17,839
4.75%, 9/15/2044	348,000	314,080
4.75%, 11/15/2046	381,000	342,801
Security Description	Principal Amount	Value
4.95%, 10/15/2045	$301,000	$277,266
5.40%, 10/1/2043	407,000	404,334
6.15%, 3/1/2037	129,000	140,748
6.15%, 2/15/2041	365,000	389,502
6.65%, 11/15/2037	808,000	924,586
7.75%, 12/1/2045 (a)	691,000	870,349
		53,395,152
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	293,000	238,276
4.38%, 6/15/2045	316,000	268,647
Valmont Industries, Inc.:
5.00%, 10/1/2044	252,000	224,517
5.25%, 10/1/2054	167,000	150,703
		882,143
MINING — 1.0%
Barrick Mining Corp. 6.45%, 10/15/2035	115,000	126,291
Barrick North America Finance LLC:
5.70%, 5/30/2041	355,000	356,935
5.75%, 5/1/2043	296,000	298,694
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	311,000	322,423
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	545,000	467,408
5.00%, 9/30/2043	1,249,000	1,184,089
5.50%, 9/8/2053 (a)	474,000	468,923
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	843,000	798,119
Newmont Corp.:
4.88%, 3/15/2042 (a)	313,000	291,356
5.45%, 6/9/2044	331,000	322,540
5.88%, 4/1/2035 (a)	99,000	105,714
6.25%, 10/1/2039	266,000	287,373
Newmont Corp./Newcrest Finance Pty. Ltd.:
4.20%, 5/13/2050	31,000	25,046
5.75%, 11/15/2041	332,000	336,386
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	668,000	405,757
5.20%, 11/2/2040	581,000	570,687
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	500,000	422,095
4.75%, 3/22/2042	388,000	351,803
5.13%, 3/9/2053	628,000	577,685
5.75%, 3/14/2055	1,009,000	1,010,887
5.88%, 3/14/2065	540,000	542,905
Southern Copper Corp.:
5.25%, 11/8/2042	797,000	741,577
5.88%, 4/23/2045	806,000	796,255
6.75%, 4/16/2040	536,000	585,355

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
7.50%, 7/27/2035	$348,000	$399,946
		11,796,249
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 3.13%, 9/19/2046	322,000	219,630
3.25%, 8/26/2049	534,000	362,164
Series MTN, 3.63%, 10/15/2047	304,000	224,364
3.70%, 4/15/2050	417,000	305,757
Series MTN, 3.88%, 6/15/2044	285,000	228,812
Series MTN, 4.00%, 9/14/2048	610,000	482,095
Series MTN, 5.70%, 3/15/2037 (a)	195,000	204,208
Eaton Corp.:
3.92%, 9/15/2047	241,000	191,311
4.15%, 11/2/2042	534,000	459,245
4.70%, 8/23/2052 (a)	502,000	446,348
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	549,000	455,730
4.88%, 9/15/2041	413,000	386,246
Parker-Hannifin Corp.:
4.00%, 6/14/2049	482,000	379,537
4.10%, 3/1/2047 (b)	333,000	268,648
Series MTN, 4.45%, 11/21/2044	1,141,000	982,139
Series MTN, 6.25%, 5/15/2038	199,000	215,993
Textron, Inc. 5.50%, 5/15/2035 (a)	200,000	202,958
Trane Technologies Financing Ltd.:
4.50%, 3/21/2049	241,000	201,601
4.65%, 11/1/2044	191,000	168,691
		6,385,477
OIL & GAS — 4.3%
APA Corp.:
4.75%, 4/15/2043 (b)	29,000	21,729
5.10%, 9/1/2040 (b)	210,000	175,980
5.35%, 7/1/2049 (b)	152,000	120,389
6.10%, 2/15/2035 (b)	115,000	112,539
6.75%, 2/15/2055 (b)	377,000	356,804
BP Capital Markets America, Inc.:
2.94%, 6/4/2051	1,280,000	803,136
3.00%, 2/24/2050	867,000	556,545
3.00%, 3/17/2052 (a)	763,000	481,384
3.06%, 6/17/2041	292,000	215,478
3.38%, 2/8/2061	1,306,000	842,670
5.23%, 11/17/2034	180,000	183,008
Burlington Resources LLC 5.95%, 10/15/2036	5,000	5,285
Security Description	Principal Amount	Value
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047	$503,000	$429,421
6.25%, 3/15/2038	409,000	423,879
6.50%, 2/15/2037	130,000	136,674
6.75%, 2/1/2039	263,000	281,097
Cenovus Energy, Inc.:
3.75%, 2/15/2052	514,000	349,114
5.25%, 6/15/2037	134,000	126,519
5.40%, 6/15/2047	330,000	292,413
6.75%, 11/15/2039	263,000	281,994
Chevron Corp. 3.08%, 5/11/2050	357,000	240,564
Chevron USA, Inc.:
4.98%, 4/15/2035	718,000	726,702
5.25%, 11/15/2043	146,000	142,251
6.00%, 3/1/2041	148,000	156,719
ConocoPhillips Co.:
3.76%, 3/15/2042	248,000	198,427
3.80%, 3/15/2052	757,000	549,468
4.03%, 3/15/2062	876,000	630,702
4.30%, 11/15/2044	497,000	413,474
4.88%, 10/1/2047	128,000	113,271
5.30%, 5/15/2053	622,000	574,361
5.50%, 1/15/2055 (a)	844,000	800,163
5.55%, 3/15/2054	592,000	565,549
5.65%, 1/15/2065	513,000	487,104
5.70%, 9/15/2063	353,000	338,149
5.90%, 5/15/2038	147,000	154,850
5.95%, 3/15/2046	123,000	126,439
6.50%, 2/1/2039	775,000	864,977
Continental Resources, Inc. 4.90%, 6/1/2044	591,000	464,756
Coterra Energy, Inc. 5.90%, 2/15/2055	486,000	452,369
Devon Energy Corp.:
4.75%, 5/15/2042	347,000	290,449
5.00%, 6/15/2045	570,000	474,628
5.60%, 7/15/2041	666,000	615,417
5.75%, 9/15/2054	591,000	532,497
Diamondback Energy, Inc.:
4.25%, 3/15/2052	277,000	208,722
4.40%, 3/24/2051	335,000	258,814
5.75%, 4/18/2054	952,000	883,818
5.90%, 4/18/2064	628,000	582,533
6.25%, 3/15/2053	446,000	440,867
EOG Resources, Inc.:
3.90%, 4/1/2035 (a)	127,000	116,199
4.95%, 4/15/2050	316,000	280,643
5.35%, 1/15/2036 (e)	895,000	907,270
5.65%, 12/1/2054 (a)	621,000	607,400
5.95%, 7/15/2055 (e)	390,000	397,008
Exxon Mobil Corp.:
3.00%, 8/16/2039	164,000	128,000
3.10%, 8/16/2049	1,045,000	699,753

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.45%, 4/15/2051	$2,025,000	$1,435,016
3.57%, 3/6/2045	638,000	490,290
4.11%, 3/1/2046	1,523,000	1,250,688
4.33%, 3/19/2050	1,818,000	1,509,140
Helmerich & Payne, Inc. 5.50%, 12/1/2034 (a) (b)	298,000	271,061
Hess Corp.:
5.60%, 2/15/2041	434,000	430,945
5.80%, 4/1/2047	266,000	264,295
6.00%, 1/15/2040	225,000	236,943
Marathon Petroleum Corp.:
4.50%, 4/1/2048	255,000	197,541
4.75%, 9/15/2044	576,000	479,889
5.00%, 9/15/2054	58,000	47,482
6.50%, 3/1/2041	659,000	687,752
Occidental Petroleum Corp.:
4.20%, 3/15/2048	27,000	18,505
4.40%, 4/15/2046	92,000	67,603
6.05%, 10/1/2054	641,000	586,983
6.20%, 3/15/2040	609,000	593,860
6.45%, 9/15/2036	872,000	892,788
6.60%, 3/15/2046	734,000	723,930
7.95%, 6/15/2039	252,000	284,183
Ovintiv, Inc.:
6.50%, 2/1/2038	185,000	186,469
6.63%, 8/15/2037	150,000	153,381
7.10%, 7/15/2053	343,000	354,960
Phillips 66 Co.:
3.30%, 3/15/2052	228,000	146,682
4.68%, 2/15/2045	310,000	260,152
4.88%, 11/15/2044	366,000	317,911
4.90%, 10/1/2046	508,000	429,580
4.95%, 3/15/2035 (a)	307,000	297,756
5.50%, 3/15/2055	458,000	417,682
5.65%, 6/15/2054	382,000	355,134
5.88%, 5/1/2042	450,000	447,502
Shell Finance U.S., Inc.:
3.25%, 4/6/2050	928,000	635,504
3.75%, 9/12/2046	652,000	501,936
4.00%, 5/10/2046	1,168,000	930,581
4.13%, 5/11/2035	420,000	396,841
4.38%, 5/11/2045	1,543,000	1,305,980
4.55%, 8/12/2043	458,000	404,354
Shell International Finance BV:
2.88%, 11/26/2041	103,000	74,240
3.00%, 11/26/2051	547,000	352,027
3.13%, 11/7/2049	656,000	439,067
3.25%, 4/6/2050	163,000	109,675
3.63%, 8/21/2042	372,000	291,600
4.00%, 5/10/2046	154,000	124,725
4.38%, 5/11/2045	437,000	371,472
5.50%, 3/25/2040	447,000	455,462
6.38%, 12/15/2038	1,297,000	1,440,708
Suncor Energy, Inc.:
3.75%, 3/4/2051	339,000	237,988
Security Description	Principal Amount	Value
4.00%, 11/15/2047	$663,000	$490,753
6.50%, 6/15/2038	40,000	42,571
6.80%, 5/15/2038	257,000	277,935
6.85%, 6/1/2039	343,000	373,709
TotalEnergies Capital International SA:
2.99%, 6/29/2041	539,000	397,572
3.13%, 5/29/2050	1,361,000	898,614
3.39%, 6/29/2060	331,000	217,388
3.46%, 7/12/2049	533,000	378,238
TotalEnergies Capital SA:
5.28%, 9/10/2054 (a)	617,000	577,975
5.43%, 9/10/2064	774,000	723,953
5.49%, 4/5/2054	1,142,000	1,098,912
5.64%, 4/5/2064	683,000	662,039
Valero Energy Corp.:
3.65%, 12/1/2051	709,000	477,086
4.00%, 6/1/2052	553,000	391,828
4.90%, 3/15/2045	30,000	26,324
6.63%, 6/15/2037	390,000	420,284
Woodside Finance Ltd. 5.70%, 9/12/2054	401,000	362,023
		51,345,838
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	441,000	423,995
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	894,000	700,654
Halliburton Co.:
4.50%, 11/15/2041	296,000	253,734
4.75%, 8/1/2043	30,000	26,072
4.85%, 11/15/2035	806,000	775,847
5.00%, 11/15/2045	742,000	656,722
6.70%, 9/15/2038	230,000	252,370
7.45%, 9/15/2039	386,000	451,906
NOV, Inc. 3.95%, 12/1/2042	557,000	418,040
		3,959,340
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	160,000	122,314
Smurfit Kappa Treasury ULC 5.78%, 4/3/2054 (a)	479,000	473,214
Sonoco Products Co. 5.75%, 11/1/2040	303,000	301,024
		896,552
PHARMACEUTICALS — 7.0%
AbbVie, Inc.:
4.05%, 11/21/2039	1,084,000	949,768
4.25%, 11/21/2049	3,312,000	2,729,055
4.30%, 5/14/2036	260,000	245,172
4.40%, 11/6/2042	1,150,000	1,010,229

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.45%, 5/14/2046	$1,255,000	$1,080,279
4.50%, 5/14/2035	813,000	785,447
4.55%, 3/15/2035	91,000	88,364
4.63%, 10/1/2042	227,000	204,686
4.70%, 5/14/2045	1,472,000	1,318,294
4.75%, 3/15/2045	507,000	457,025
4.85%, 6/15/2044	558,000	513,818
4.88%, 11/14/2048	1,050,000	951,227
5.35%, 3/15/2044	810,000	794,642
5.40%, 3/15/2054	1,767,000	1,718,496
5.50%, 3/15/2064	833,000	807,910
5.60%, 3/15/2055	20,000	19,998
AstraZeneca PLC:
2.13%, 8/6/2050 (a)	6,000	3,333
4.00%, 9/18/2042	477,000	404,277
4.38%, 11/16/2045	558,000	485,845
4.38%, 8/17/2048	1,182,000	1,009,440
6.45%, 9/15/2037	840,000	942,934
Becton Dickinson & Co.:
3.79%, 5/20/2050	256,000	190,380
4.67%, 6/6/2047	344,000	295,114
4.69%, 12/15/2044	543,000	472,160
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	1,188,000	815,800
2.55%, 11/13/2050	61,000	35,606
3.25%, 8/1/2042	137,000	102,527
3.55%, 3/15/2042	543,000	428,633
3.70%, 3/15/2052	1,043,000	759,377
3.90%, 3/15/2062 (a)	508,000	363,753
4.13%, 6/15/2039	749,000	665,359
4.25%, 10/26/2049	2,095,000	1,696,405
4.35%, 11/15/2047	635,000	530,409
4.50%, 3/1/2044	265,000	230,455
4.55%, 2/20/2048	668,000	574,193
4.63%, 5/15/2044	375,000	332,340
5.00%, 8/15/2045 (a)	453,000	419,469
5.50%, 2/22/2044	349,000	345,985
5.55%, 2/22/2054	1,700,000	1,656,106
5.65%, 2/22/2064	1,047,000	1,016,019
6.25%, 11/15/2053	812,000	868,856
6.40%, 11/15/2063	614,000	664,569
Cardinal Health, Inc.:
4.37%, 6/15/2047	270,000	220,236
4.50%, 11/15/2044	49,000	41,124
4.60%, 3/15/2043	266,000	228,747
4.90%, 9/15/2045	252,000	223,176
5.75%, 11/15/2054	348,000	342,926
Cencora, Inc.:
4.25%, 3/1/2045	237,000	194,395
4.30%, 12/15/2047	183,000	147,840
Cigna Group:
3.20%, 3/15/2040	217,000	165,836
6.13%, 11/15/2041	241,000	250,507
CVS Health Corp.:
2.70%, 8/21/2040	211,000	145,666
Security Description	Principal Amount	Value
4.13%, 4/1/2040	$397,000	$331,193
4.25%, 4/1/2050	260,000	196,721
4.78%, 3/25/2038	2,444,000	2,242,248
4.88%, 7/20/2035	143,000	137,068
5.05%, 3/25/2048	4,462,000	3,854,097
5.13%, 7/20/2045	2,042,000	1,806,067
5.30%, 12/5/2043	516,000	469,106
5.63%, 2/21/2053	667,000	616,435
5.88%, 6/1/2053	708,000	676,678
6.00%, 6/1/2044	419,000	413,938
6.00%, 6/1/2063	420,000	401,205
6.05%, 6/1/2054 (a)	672,000	658,298
6.13%, 9/15/2039	270,000	276,367
Eli Lilly & Co.:
3.70%, 3/1/2045	208,000	165,701
3.95%, 5/15/2047	149,000	120,505
3.95%, 3/15/2049	164,000	131,589
4.15%, 3/15/2059	542,000	431,112
4.88%, 2/27/2053	774,000	709,487
4.95%, 2/27/2063	724,000	657,464
5.00%, 2/9/2054	681,000	636,333
5.05%, 8/14/2054	1,151,000	1,081,019
5.10%, 2/9/2064	956,000	888,583
5.20%, 8/14/2064	580,000	548,680
5.50%, 2/12/2055	255,000	257,020
5.55%, 3/15/2037 (a)	38,000	40,640
5.60%, 2/12/2065	582,000	588,513
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	216,000	185,838
6.38%, 5/15/2038	1,028,000	1,142,139
Johnson & Johnson:
2.10%, 9/1/2040	700,000	481,418
2.25%, 9/1/2050 (a)	750,000	439,020
2.45%, 9/1/2060 (a)	749,000	416,407
3.40%, 1/15/2038	364,000	313,360
3.50%, 1/15/2048	574,000	438,312
3.55%, 3/1/2036	320,000	288,426
3.63%, 3/3/2037	709,000	633,690
3.70%, 3/1/2046	1,247,000	1,000,094
3.75%, 3/3/2047	746,000	597,926
4.50%, 9/1/2040 (a)	114,000	108,936
4.50%, 12/5/2043 (a)	488,000	451,522
4.85%, 5/15/2041	227,000	222,646
5.25%, 6/1/2054 (a)	609,000	605,200
5.85%, 7/15/2038	253,000	276,352
5.95%, 8/15/2037	298,000	329,612
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	222,000	193,622
5.90%, 11/1/2039	292,000	303,017
Merck & Co., Inc.:
2.35%, 6/24/2040	257,000	180,555
2.75%, 12/10/2051	20,000	12,288
2.90%, 12/10/2061	1,022,000	595,744
3.60%, 9/15/2042	237,000	187,936
3.70%, 2/10/2045	1,249,000	984,462

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.90%, 3/7/2039	$279,000	$245,235
4.00%, 3/7/2049	1,006,000	800,384
4.15%, 5/18/2043	277,000	236,406
4.90%, 5/17/2044	287,000	268,463
5.00%, 5/17/2053	985,000	905,540
5.15%, 5/17/2063	730,000	672,155
6.55%, 9/15/2037	213,000	242,109
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	162,000	173,468
Mylan, Inc.:
5.20%, 4/15/2048	311,000	246,766
5.40%, 11/29/2043	257,000	215,988
Novartis Capital Corp.:
2.75%, 8/14/2050	20,000	12,816
3.70%, 9/21/2042	93,000	76,034
4.00%, 11/20/2045	559,000	466,055
4.40%, 5/6/2044	629,000	560,854
4.70%, 9/18/2054 (a)	577,000	516,219
Pfizer Investment Enterprises Pte. Ltd.:
5.11%, 5/19/2043	2,000,000	1,907,680
5.30%, 5/19/2053 (a)	3,392,000	3,201,980
5.34%, 5/19/2063	2,327,000	2,159,200
Pfizer, Inc.:
2.55%, 5/28/2040	446,000	319,889
2.70%, 5/28/2050	407,000	252,535
3.90%, 3/15/2039	258,000	224,994
4.00%, 12/15/2036 (a)	227,000	207,812
4.00%, 3/15/2049	678,000	534,806
4.10%, 9/15/2038	207,000	185,673
4.13%, 12/15/2046	826,000	678,344
4.20%, 9/15/2048	695,000	571,957
4.30%, 6/15/2043	551,000	477,711
4.40%, 5/15/2044	327,000	286,210
5.60%, 9/15/2040	270,000	276,963
7.20%, 3/15/2039	1,126,000	1,336,618
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	460,000	343,142
3.18%, 7/9/2050	757,000	494,889
3.38%, 7/9/2060 (a)	100,000	63,321
5.65%, 7/5/2044	297,000	295,723
5.65%, 7/5/2054	304,000	295,059
5.80%, 7/5/2064	477,000	462,976
Takeda U.S. Financing, Inc. 5.90%, 7/7/2055 (e)	540,000	542,473
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	611,000	494,482
Viatris, Inc.:
3.85%, 6/22/2040	823,000	607,440
4.00%, 6/22/2050	1,226,000	816,786
Wyeth LLC:
5.95%, 4/1/2037	750,000	800,633
6.00%, 2/15/2036	175,000	188,200
Zoetis, Inc.:
3.95%, 9/12/2047	194,000	154,880
Security Description	Principal Amount	Value
4.45%, 8/20/2048	$180,000	$151,695
4.70%, 2/1/2043	362,000	330,430
		83,971,789
PIPELINES — 4.6%
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	92,371
Cheniere Energy Partners LP 5.55%, 10/30/2035 (b) (e)	335,000	337,670
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	179,000	173,120
DCP Midstream Operating LP 5.60%, 4/1/2044	267,000	243,814
Eastern Energy Gas Holdings LLC:
5.65%, 10/15/2054	282,000	270,021
6.20%, 1/15/2055	130,000	134,573
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044 (a)	319,000	269,721
4.80%, 11/1/2043	168,000	146,990
Enbridge Energy Partners LP:
5.50%, 9/15/2040	181,000	174,757
7.38%, 10/15/2045	391,000	447,441
Series B, 7.50%, 4/15/2038 (a)	198,000	228,043
Enbridge, Inc.:
4.50%, 6/10/2044	207,000	170,108
5.50%, 12/1/2046	5,000	4,772
5.95%, 4/5/2054	915,000	905,548
6.70%, 11/15/2053	1,395,000	1,509,725
Energy Transfer LP:
4.95%, 1/15/2043	130,000	111,193
5.00%, 5/15/2044	244,000	210,267
5.00%, 5/15/2050	1,136,000	950,514
5.15%, 2/1/2043	187,000	163,410
5.15%, 3/15/2045	509,000	448,689
5.30%, 4/1/2044	411,000	367,537
5.30%, 4/15/2047	502,000	442,192
5.35%, 5/15/2045	502,000	452,834
5.40%, 10/1/2047	734,000	654,442
Series 20Y, 5.80%, 6/15/2038	30,000	30,145
5.95%, 10/1/2043	81,000	77,557
5.95%, 5/15/2054	1,070,000	1,016,842
6.00%, 6/15/2048	675,000	649,228
6.05%, 6/1/2041	449,000	448,461
6.05%, 9/1/2054	90,000	86,474
6.10%, 2/15/2042	109,000	108,036
6.13%, 12/15/2045	636,000	625,182
6.20%, 4/1/2055	812,000	799,609
6.25%, 4/15/2049	1,140,835	1,126,620
6.50%, 2/1/2042	731,000	759,209
6.63%, 10/15/2036	116,000	125,229
7.50%, 7/1/2038	133,000	152,071

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Enterprise Products Operating LLC:
3.20%, 2/15/2052	$60,000	$39,169
3.30%, 2/15/2053	687,000	454,739
3.70%, 1/31/2051	776,000	561,638
3.95%, 1/31/2060	718,000	524,047
4.20%, 1/31/2050	807,000	640,395
4.25%, 2/15/2048	798,000	647,298
4.45%, 2/15/2043	551,000	476,747
4.80%, 2/1/2049	819,000	713,914
4.85%, 8/15/2042	332,433	303,967
4.85%, 3/15/2044	612,000	552,195
4.90%, 5/15/2046	473,000	425,095
4.95%, 2/15/2035	110,000	109,639
4.95%, 10/15/2054	311,000	271,976
5.10%, 2/15/2045	588,000	546,528
5.20%, 1/15/2036	750,000	755,925
5.55%, 2/16/2055	952,000	918,204
5.70%, 2/15/2042	271,000	273,320
5.95%, 2/1/2041	381,000	395,649
6.13%, 10/15/2039	148,000	157,771
6.45%, 9/1/2040	148,000	162,312
7.55%, 4/15/2038	161,000	191,295
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	73,000	63,290
5.00%, 8/15/2042	253,000	226,311
5.00%, 3/1/2043	249,000	221,690
5.40%, 9/1/2044	252,000	233,612
5.50%, 3/1/2044	254,000	239,931
5.63%, 9/1/2041	270,000	259,551
5.80%, 3/15/2035	106,000	109,623
6.38%, 3/1/2041	123,000	127,588
6.50%, 2/1/2037	132,000	140,000
6.50%, 9/1/2039	265,000	281,226
6.55%, 9/15/2040	205,000	218,380
Series MTN, 6.95%, 1/15/2038	438,000	485,558
7.50%, 11/15/2040	115,000	131,399
Kinder Morgan, Inc.:
3.25%, 8/1/2050	235,000	152,130
3.60%, 2/15/2051	526,000	362,582
5.05%, 2/15/2046	381,000	336,793
5.20%, 3/1/2048	296,000	266,435
5.45%, 8/1/2052	261,000	240,509
5.55%, 6/1/2045	901,000	851,580
5.85%, 6/1/2035	80,000	82,908
5.95%, 8/1/2054	259,000	254,750
MPLX LP:
4.70%, 4/15/2048	991,000	803,899
4.90%, 4/15/2058	255,000	205,374
4.95%, 3/14/2052	962,000	796,950
5.20%, 3/1/2047	691,000	603,734
5.20%, 12/1/2047	231,000	201,377
5.50%, 2/15/2049	962,000	870,216
Security Description	Principal Amount	Value
5.65%, 3/1/2053	$443,000	$407,812
5.95%, 4/1/2055	697,000	663,990
ONEOK Partners LP:
6.13%, 2/1/2041	344,000	344,083
6.20%, 9/15/2043	258,000	256,883
6.65%, 10/1/2036	99,000	106,359
6.85%, 10/15/2037	118,000	128,849
ONEOK, Inc.:
3.95%, 3/1/2050	382,000	272,041
4.20%, 10/3/2047	277,000	208,301
4.25%, 9/15/2046	209,000	159,032
4.45%, 9/1/2049	166,000	127,617
4.50%, 3/15/2050	377,000	290,558
4.85%, 2/1/2049	248,000	201,817
4.95%, 7/13/2047	272,000	228,143
5.05%, 4/1/2045 (a)	149,000	126,476
5.15%, 10/15/2043	274,000	243,213
5.20%, 7/15/2048	482,000	419,460
5.45%, 6/1/2047	356,000	316,132
5.60%, 4/1/2044	209,000	190,646
5.70%, 11/1/2054	1,023,000	943,656
5.85%, 11/1/2064	587,000	544,859
6.00%, 6/15/2035	113,000	117,369
6.63%, 9/1/2053	1,094,000	1,137,574
7.15%, 1/15/2051	269,000	289,635
Plains All American Pipeline LP 5.95%, 6/15/2035	607,000	624,166
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	140,000	111,198
4.70%, 6/15/2044	371,000	308,249
4.90%, 2/15/2045	376,000	320,581
5.15%, 6/1/2042	272,000	242,469
6.65%, 1/15/2037	176,000	190,106
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	401,000	419,899
South Bow USA Infrastructure Holdings LLC 6.18%, 10/1/2054 (b)	528,000	501,859
Spectra Energy Partners LP:
4.50%, 3/15/2045	359,000	295,198
5.95%, 9/25/2043	327,000	321,215
Targa Resources Corp.:
4.95%, 4/15/2052	268,000	223,555
5.55%, 8/15/2035	512,000	514,575
5.65%, 2/15/2036	440,000	444,074
6.13%, 5/15/2055	547,000	535,655
6.25%, 7/1/2052	256,000	253,563
6.50%, 2/15/2053	467,000	479,399
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	126,000	145,742
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	150,000	154,623
6.10%, 6/1/2040	416,000	431,850

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.20%, 10/15/2037	$327,000	$342,833
7.25%, 8/15/2038	170,000	192,916
7.63%, 1/15/2039	600,000	701,088
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	118,000	100,375
4.60%, 3/15/2048	50,000	41,966
5.40%, 8/15/2041	298,000	285,991
Western Midstream Operating LP:
5.25%, 2/1/2050	631,000	531,491
5.30%, 3/1/2048	431,000	360,575
5.45%, 4/1/2044	288,000	250,641
5.50%, 8/15/2048	226,000	193,305
Williams Cos., Inc.:
3.50%, 10/15/2051	20,000	13,711
4.85%, 3/1/2048	19,000	16,457
4.90%, 1/15/2045	447,000	392,497
5.10%, 9/15/2045	10,000	9,068
5.30%, 9/30/2035 (a)	1,350,000	1,351,404
5.30%, 8/15/2052	309,000	282,262
5.40%, 3/4/2044	195,000	183,212
5.75%, 6/24/2044	1,238,000	1,215,666
5.80%, 11/15/2043	153,000	151,672
5.80%, 11/15/2054	397,000	387,968
6.00%, 3/15/2055	180,000	180,067
6.30%, 4/15/2040	465,000	494,216
		54,725,496
REAL ESTATE — 0.0% *
CBRE Services, Inc. 5.50%, 6/15/2035	287,000	288,992
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Alexandria Real Estate Equities, Inc.:
3.00%, 5/18/2051	417,000	252,852
3.55%, 3/15/2052	492,000	331,224
4.00%, 2/1/2050	368,000	271,452
4.75%, 4/15/2035	152,000	145,531
4.85%, 4/15/2049	259,000	217,089
5.15%, 4/15/2053	268,000	234,701
5.25%, 5/15/2036	155,000	151,936
5.50%, 10/1/2035	245,000	247,565
5.63%, 5/15/2054	358,000	334,934
American Homes 4 Rent LP:
3.38%, 7/15/2051	118,000	77,899
4.30%, 4/15/2052	488,000	379,108
American Tower Corp.:
2.95%, 1/15/2051	120,000	75,857
3.70%, 10/15/2049	251,000	183,428
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	168,000	132,431
Series MTN, 4.15%, 7/1/2047	104,000	83,997
Security Description	Principal Amount	Value
Series MTN, 4.35%, 4/15/2048	$100,000	$82,953
5.00%, 8/1/2035 (e)	850,000	843,157
Camden Property Trust 3.35%, 11/1/2049	160,000	113,536
Crown Castle, Inc.:
2.90%, 4/1/2041	409,000	292,022
3.25%, 1/15/2051	32,000	20,858
4.00%, 11/15/2049	206,000	152,829
4.15%, 7/1/2050	248,000	189,286
4.75%, 5/15/2047	136,000	115,884
5.20%, 2/15/2049	289,000	258,216
Equinix, Inc.:
2.95%, 9/15/2051	162,000	99,397
3.00%, 7/15/2050	312,000	194,963
3.40%, 2/15/2052	187,000	125,148
ERP Operating LP:
4.00%, 8/1/2047	170,000	132,571
4.50%, 7/1/2044	383,000	332,498
4.50%, 6/1/2045	170,000	145,442
Essex Portfolio LP:
2.65%, 9/1/2050 (a)	132,000	77,975
4.50%, 3/15/2048	112,000	94,276
Extra Space Storage LP 5.40%, 6/15/2035	195,000	196,059
Federal Realty OP LP 4.50%, 12/1/2044	232,000	195,859
GLP Capital LP/GLP Financing II, Inc. 6.25%, 9/15/2054	155,000	151,299
Healthpeak OP LLC 6.75%, 2/1/2041	41,000	44,922
Kilroy Realty LP:
2.65%, 11/15/2033	100,000	78,583
6.25%, 1/15/2036	80,000	79,659
Kimco Realty OP LLC:
3.70%, 10/1/2049	138,000	100,236
4.13%, 12/1/2046	150,000	118,694
4.25%, 4/1/2045	688,000	567,118
4.45%, 9/1/2047	168,000	139,922
4.85%, 3/1/2035	81,000	79,288
5.30%, 2/1/2036	1,000,000	1,006,460
Mid-America Apartments LP 2.88%, 9/15/2051 (a)	161,000	101,430
NNN REIT, Inc.:
3.00%, 4/15/2052	225,000	138,640
3.10%, 4/15/2050	140,000	89,183
3.50%, 4/15/2051	182,000	125,261
4.80%, 10/15/2048	240,000	207,074
Prologis LP:
3.00%, 4/15/2050	384,000	249,304
3.05%, 3/1/2050	162,000	105,733
4.38%, 9/15/2048	176,000	146,208
5.25%, 6/15/2053	688,000	646,018
5.25%, 3/15/2054	606,000	568,852

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Public Storage Operating Co. 5.35%, 8/1/2053	$604,000	$579,659
Realty Income Corp.:
4.65%, 3/15/2047	353,000	307,092
5.38%, 9/1/2054	404,000	387,404
Regency Centers LP:
4.40%, 2/1/2047	245,000	204,962
4.65%, 3/15/2049	172,000	148,811
5.10%, 1/15/2035	20,000	20,039
Simon Property Group LP:
3.25%, 9/13/2049	527,000	353,912
3.80%, 7/15/2050	393,000	290,863
4.25%, 10/1/2044	267,000	220,080
4.25%, 11/30/2046	318,000	258,683
4.75%, 3/15/2042	290,000	261,023
5.85%, 3/8/2053	489,000	489,401
6.65%, 1/15/2054	396,000	436,772
6.75%, 2/1/2040	245,000	277,235
UDR, Inc. 3.10%, 11/1/2034	128,000	107,963
Ventas Realty LP:
4.38%, 2/1/2045	158,000	129,156
4.88%, 4/15/2049	194,000	166,301
5.00%, 1/15/2035	135,000	132,679
5.70%, 9/30/2043	176,000	171,507
VICI Properties LP:
5.63%, 5/15/2052	93,000	85,637
6.13%, 4/1/2054	238,000	234,739
Welltower OP LLC:
4.95%, 9/1/2048	135,000	123,895
6.50%, 3/15/2041	309,000	340,805
Weyerhaeuser Co. 4.00%, 3/9/2052 (a)	118,000	88,584
		17,344,019
RETAIL — 2.8%
Darden Restaurants, Inc. 4.55%, 2/15/2048	155,000	126,153
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	550,000	392,298
Dollar General Corp.:
4.13%, 4/3/2050	301,000	226,521
5.50%, 11/1/2052	117,000	107,977
Dollar Tree, Inc. 3.38%, 12/1/2051	230,000	145,827
Home Depot, Inc.:
2.38%, 3/15/2051	884,000	498,629
2.75%, 9/15/2051	757,000	463,473
3.13%, 12/15/2049	844,000	567,826
3.35%, 4/15/2050	842,000	590,612
3.50%, 9/15/2056	487,000	338,601
3.63%, 4/15/2052	1,002,000	728,885
3.90%, 6/15/2047	665,000	523,302
4.20%, 4/1/2043	494,000	421,367
4.25%, 4/1/2046	974,000	815,433
4.40%, 3/15/2045	744,000	640,562
Security Description	Principal Amount	Value
4.50%, 12/6/2048	$943,000	$808,500
4.88%, 2/15/2044	726,000	670,250
4.95%, 9/15/2052 (a)	699,000	635,097
5.30%, 6/25/2054	974,000	934,631
5.40%, 9/15/2040	225,000	228,199
5.40%, 6/25/2064	312,000	297,876
5.88%, 12/16/2036	1,332,000	1,428,357
5.95%, 4/1/2041	381,000	402,260
Lowe's Cos., Inc.:
3.00%, 10/15/2050	60,000	37,504
3.70%, 4/15/2046	667,000	496,301
4.05%, 5/3/2047	151,000	117,501
4.25%, 4/1/2052	753,000	589,230
4.38%, 9/15/2045	172,000	141,642
4.45%, 4/1/2062	852,000	661,161
4.55%, 4/5/2049	448,000	368,381
4.65%, 4/15/2042	213,000	187,474
5.00%, 4/15/2040	245,000	231,221
5.13%, 4/15/2050 (a)	278,000	247,762
5.50%, 10/15/2035	146,000	151,044
5.63%, 4/15/2053	1,453,000	1,398,135
5.75%, 7/1/2053	492,000	481,171
5.80%, 9/15/2062	693,000	670,491
5.85%, 4/1/2063	415,200	404,658
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	223,000	171,991
Series MTN, 3.63%, 9/1/2049	679,000	492,839
Series MTN, 3.70%, 2/15/2042	304,000	240,555
Series MTN, 4.20%, 4/1/2050	251,000	199,475
Series MTN, 4.45%, 3/1/2047	90,000	76,064
Series MTN, 4.45%, 9/1/2048	244,000	204,038
Series MTN, 4.60%, 5/26/2045	245,000	212,670
Series MTN, 4.70%, 12/9/2035	216,000	210,747
Series MTN, 4.88%, 7/15/2040	210,000	197,977
Series MTN, 4.88%, 12/9/2045	482,000	434,571
Series MTN, 5.15%, 9/9/2052	435,000	398,621
5.45%, 8/14/2053 (a)	568,000	545,598
Series MTN, 5.70%, 2/1/2039	85,000	88,108
Series MTN, 6.30%, 10/15/2037	242,000	264,884
Series MTN, 6.30%, 3/1/2038	236,000	257,884
Starbucks Corp.:
3.35%, 3/12/2050	332,000	223,841

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.50%, 11/15/2050 (a)	$226,000	$157,423
3.75%, 12/1/2047	290,000	214,119
4.30%, 6/15/2045	353,000	286,618
4.45%, 8/15/2049	512,000	420,393
4.50%, 11/15/2048	409,000	339,707
Target Corp.:
2.95%, 1/15/2052 (a)	597,000	378,098
3.63%, 4/15/2046	316,000	238,507
3.90%, 11/15/2047	273,000	210,912
4.00%, 7/1/2042	290,000	243,884
4.80%, 1/15/2053 (a)	711,000	629,249
5.00%, 4/15/2035 (a)	191,000	190,861
5.25%, 2/15/2036 (a)	750,000	756,727
6.50%, 10/15/2037	130,000	145,534
7.00%, 1/15/2038	153,000	177,434
TJX Cos., Inc. 4.50%, 4/15/2050	165,000	143,928
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	20,000	17,413
4.80%, 11/18/2044	20,000	19,120
Walmart, Inc.:
2.50%, 9/22/2041	437,000	308,216
2.65%, 9/22/2051	1,012,000	631,771
2.95%, 9/24/2049	477,000	322,094
3.63%, 12/15/2047	407,000	315,612
3.95%, 6/28/2038	185,000	169,941
4.00%, 4/11/2043	410,000	349,025
4.05%, 6/29/2048	1,092,000	902,866
4.30%, 4/22/2044	292,000	259,693
4.50%, 9/9/2052	681,000	595,603
4.50%, 4/15/2053	983,000	860,489
5.00%, 10/25/2040	225,000	227,189
5.25%, 9/1/2035	295,000	309,573
5.63%, 4/1/2040	242,000	257,655
5.63%, 4/15/2041	317,000	336,242
6.20%, 4/15/2038	172,000	193,328
6.50%, 8/15/2037	269,754	309,899
		33,315,298
SEMICONDUCTORS — 2.5%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052 (a)	415,000	347,189
Analog Devices, Inc.:
2.80%, 10/1/2041	275,000	200,087
2.95%, 10/1/2051 (a)	532,000	345,603
5.30%, 12/15/2045	319,000	309,842
5.30%, 4/1/2054	283,000	272,860
Applied Materials, Inc.:
2.75%, 6/1/2050	100,000	62,501
4.35%, 4/1/2047	669,000	572,965
5.10%, 10/1/2035 (a)	166,000	170,870
5.85%, 6/15/2041	252,000	266,455
Broadcom, Inc.:
3.14%, 11/15/2035 (b)	1,010,315	852,211
3.19%, 11/15/2036 (b)	1,022,000	847,146
3.50%, 2/15/2041 (b)	2,471,000	1,954,907
Security Description	Principal Amount	Value
3.75%, 2/15/2051 (a) (b)	$875,000	$654,220
4.93%, 5/15/2037 (b)	936,000	907,873
Intel Corp.:
2.80%, 8/12/2041	424,000	284,797
3.05%, 8/12/2051	580,000	344,595
3.10%, 2/15/2060	568,000	317,989
3.20%, 8/12/2061	432,000	245,056
3.25%, 11/15/2049	1,227,000	776,409
3.73%, 12/8/2047	1,026,000	722,499
4.10%, 5/19/2046	579,000	434,673
4.10%, 5/11/2047	418,000	313,475
4.25%, 12/15/2042	355,000	284,990
4.60%, 3/25/2040	401,800	352,949
4.75%, 3/25/2050	1,098,000	894,848
4.80%, 10/1/2041	337,000	294,046
4.90%, 7/29/2045	452,384	384,594
4.90%, 8/5/2052	878,000	725,667
4.95%, 3/25/2060 (a)	458,000	371,136
5.05%, 8/5/2062	385,000	313,325
5.60%, 2/21/2054 (a)	755,000	691,769
5.63%, 2/10/2043	587,000	557,257
5.70%, 2/10/2053	1,215,000	1,129,658
5.90%, 2/10/2063	669,000	628,860
KLA Corp.:
3.30%, 3/1/2050	549,000	380,556
4.95%, 7/15/2052	833,000	758,172
5.00%, 3/15/2049	215,000	199,043
5.25%, 7/15/2062	421,000	394,296
Lam Research Corp. 4.88%, 3/15/2049 (a)	551,000	502,044
Micron Technology, Inc.:
3.37%, 11/1/2041	295,000	216,857
3.48%, 11/1/2051 (a)	457,000	310,819
6.05%, 11/1/2035	115,000	120,281
NVIDIA Corp.:
3.50%, 4/1/2040	283,000	238,326
3.50%, 4/1/2050	1,258,000	940,556
3.70%, 4/1/2060	448,000	329,253
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	303,000	215,403
3.25%, 5/11/2041	513,000	377,117
3.25%, 11/30/2051	268,000	173,058
QUALCOMM, Inc.:
3.25%, 5/20/2050	333,000	229,127
4.30%, 5/20/2047	1,018,000	853,613
4.50%, 5/20/2052	527,000	445,868
4.65%, 5/20/2035 (a)	148,000	146,483
4.80%, 5/20/2045	806,000	734,363
6.00%, 5/20/2053	628,000	660,430
Texas Instruments, Inc.:
2.70%, 9/15/2051	264,000	160,000
3.88%, 3/15/2039	160,000	141,334
4.10%, 8/16/2052	181,000	143,366
4.15%, 5/15/2048	844,000	695,279

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.00%, 3/14/2053	$442,000	$407,573
5.05%, 5/18/2063	959,000	880,678
5.15%, 2/8/2054	519,000	489,386
TSMC Arizona Corp.:
3.13%, 10/25/2041 (a)	699,000	540,327
3.25%, 10/25/2051 (a)	134,000	96,650
4.50%, 4/22/2052	385,000	346,173
		29,959,752
SOFTWARE — 3.2%
AppLovin Corp. 5.95%, 12/1/2054	477,000	465,748
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	360,000	264,611
4.50%, 8/15/2046	192,000	157,240
Fiserv, Inc. 4.40%, 7/1/2049	1,203,000	984,908
Intuit, Inc. 5.50%, 9/15/2053 (a)	813,180	806,683
Microsoft Corp.:
2.50%, 9/15/2050	861,000	528,215
2.53%, 6/1/2050	3,584,000	2,215,700
2.68%, 6/1/2060	2,261,000	1,335,799
2.92%, 3/17/2052	3,564,000	2,364,429
3.04%, 3/17/2062	1,279,000	820,824
3.45%, 8/8/2036	459,000	412,187
3.50%, 11/15/2042	245,000	198,305
3.70%, 8/8/2046	1,169,000	941,127
3.75%, 2/12/2045	236,000	197,317
3.95%, 8/8/2056	296,000	235,764
4.00%, 2/12/2055 (a)	307,000	249,950
4.20%, 11/3/2035 (a)	236,000	232,746
4.25%, 2/6/2047	392,000	348,245
4.45%, 11/3/2045	1,237,000	1,130,160
4.50%, 10/1/2040	80,000	77,214
4.50%, 2/6/2057 (a)	378,000	338,442
5.20%, 6/1/2039 (a)	186,000	194,792
5.30%, 2/8/2041	208,000	216,852
Oracle Corp.:
3.60%, 4/1/2040	1,168,000	934,797
3.65%, 3/25/2041	921,000	724,938
3.80%, 11/15/2037	832,000	711,660
3.85%, 7/15/2036	150,000	131,869
3.85%, 4/1/2060	2,076,000	1,430,551
3.90%, 5/15/2035	285,000	256,984
3.95%, 3/25/2051	1,760,000	1,298,546
4.00%, 7/15/2046	1,629,000	1,256,220
4.00%, 11/15/2047	1,425,000	1,090,253
4.10%, 3/25/2061	551,000	397,519
4.13%, 5/15/2045	1,103,000	876,433
4.38%, 5/15/2055	30,000	23,459
4.50%, 7/8/2044	533,000	449,111
5.38%, 7/15/2040	1,094,000	1,068,017
5.38%, 9/27/2054	1,818,000	1,659,634
5.50%, 8/3/2035	874,000	893,412
Security Description	Principal Amount	Value
5.50%, 9/27/2064	$822,000	$747,658
5.55%, 2/6/2053	1,363,000	1,280,061
6.00%, 8/3/2055	1,074,000	1,072,325
6.13%, 7/8/2039	564,000	592,679
6.13%, 8/3/2065	699,000	699,133
6.50%, 4/15/2038	453,000	492,438
6.90%, 11/9/2052	1,485,000	1,651,246
Salesforce, Inc.:
2.70%, 7/15/2041	617,000	443,358
2.90%, 7/15/2051	1,194,000	763,336
3.05%, 7/15/2061	685,000	418,665
Synopsys, Inc.:
5.15%, 4/1/2035	1,431,000	1,442,577
5.70%, 4/1/2055	327,000	324,982
		37,849,119
TELECOMMUNICATIONS — 5.8%
America Movil SAB de CV:
4.38%, 7/16/2042	534,000	449,906
4.38%, 4/22/2049 (a)	641,000	523,505
6.13%, 11/15/2037	158,000	167,508
6.13%, 3/30/2040	1,245,000	1,299,543
AT&T, Inc.:
2.55%, 12/1/2033	288,000	241,085
3.10%, 2/1/2043	105,000	75,532
3.30%, 2/1/2052	260,000	171,202
3.50%, 6/1/2041	757,000	593,715
3.50%, 9/15/2053	4,336,000	2,935,472
3.50%, 2/1/2061	90,000	57,493
3.55%, 9/15/2055	2,842,000	1,917,043
3.65%, 6/1/2051	978,000	693,598
3.65%, 9/15/2059	3,136,000	2,102,970
3.80%, 12/1/2057	2,300,000	1,609,195
3.85%, 6/1/2060	788,000	550,954
4.30%, 12/15/2042	417,000	351,327
4.35%, 6/15/2045	466,000	386,020
4.50%, 5/15/2035	2,274,000	2,166,644
4.50%, 3/9/2048	699,000	581,519
4.55%, 3/9/2049	964,000	800,891
4.65%, 6/1/2044	215,000	185,554
4.75%, 5/15/2046	583,000	508,767
4.80%, 6/15/2044	179,000	158,701
4.85%, 3/1/2039	207,000	195,729
4.85%, 7/15/2045	86,000	76,097
4.90%, 8/15/2037	202,000	193,571
5.15%, 3/15/2042	142,000	133,107
5.15%, 2/15/2050	229,000	205,768
5.15%, 11/15/2046	282,000	259,660
5.25%, 3/1/2037	1,460,000	1,458,058
5.35%, 9/1/2040	148,820	145,424
5.38%, 8/15/2035	500,000	508,880
5.45%, 3/1/2047	238,000	226,131
5.55%, 8/15/2041	267,000	263,080
5.65%, 2/15/2047	229,000	227,603
5.70%, 3/1/2057 (a)	508,000	489,981
6.00%, 8/15/2040	129,000	133,990

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.05%, 8/15/2056	$470,000	$480,166
6.30%, 1/15/2038	159,000	171,558
6.38%, 3/1/2041	102,000	108,618
6.55%, 2/15/2039	121,000	132,478
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	238,000	167,359
4.30%, 7/29/2049	285,000	221,379
4.46%, 4/1/2048	600,000	482,478
5.55%, 2/15/2054 (a)	411,000	386,463
Cisco Systems, Inc.:
5.30%, 2/26/2054	1,229,000	1,191,110
5.35%, 2/26/2064	578,000	557,464
5.50%, 1/15/2040	662,036	683,526
5.50%, 2/24/2055	537,000	535,373
5.90%, 2/15/2039	1,019,000	1,096,821
Corning, Inc.:
3.90%, 11/15/2049	178,000	135,059
4.38%, 11/15/2057	328,000	262,439
4.70%, 3/15/2037	96,000	92,621
4.75%, 3/15/2042	120,000	107,510
5.35%, 11/15/2048	309,000	290,720
5.45%, 11/15/2079	721,000	658,222
5.75%, 8/15/2040	158,000	159,954
5.85%, 11/15/2068	212,000	204,705
Juniper Networks, Inc. 5.95%, 3/15/2041	206,000	205,017
Motorola Solutions, Inc.:
5.50%, 9/1/2044	145,000	141,856
5.55%, 8/15/2035	750,000	764,820
Nokia OYJ 6.63%, 5/15/2039	309,000	320,495
Orange SA:
5.38%, 1/13/2042	517,000	504,049
5.50%, 2/6/2044	60,000	59,059
Rogers Communications, Inc.:
3.70%, 11/15/2049	522,000	381,363
4.30%, 2/15/2048	313,000	252,397
4.35%, 5/1/2049	703,000	564,952
4.50%, 3/15/2042	347,000	295,988
4.50%, 3/15/2043	227,000	191,109
4.55%, 3/15/2052 (a)	1,105,000	898,708
5.00%, 3/15/2044	365,000	324,879
5.45%, 10/1/2043	345,000	323,810
7.50%, 8/15/2038	198,000	229,139
Telefonica Emisiones SA:
4.67%, 3/6/2038	143,000	128,710
4.90%, 3/6/2048	822,000	691,450
5.21%, 3/8/2047	1,536,000	1,358,239
5.52%, 3/1/2049	830,000	757,433
7.05%, 6/20/2036	723,000	803,260
TELUS Corp.:
4.30%, 6/15/2049	300,000	233,997
4.60%, 11/16/2048	214,000	178,547
Security Description	Principal Amount	Value
T-Mobile USA, Inc.:
3.00%, 2/15/2041	$1,053,000	$769,859
3.30%, 2/15/2051	988,000	654,649
3.40%, 10/15/2052	1,043,000	695,973
3.60%, 11/15/2060	800	533
4.38%, 4/15/2040	1,405,000	1,242,863
4.50%, 4/15/2050	880,000	727,030
4.70%, 1/15/2035	417,000	404,140
5.25%, 6/15/2055	557,000	507,912
5.50%, 1/15/2055	243,000	230,442
5.65%, 1/15/2053	1,997,000	1,929,801
5.75%, 1/15/2054	605,000	592,362
5.80%, 9/15/2062	413,000	404,748
5.88%, 11/15/2055	165,000	165,403
6.00%, 6/15/2054	355,000	361,163
Verizon Communications, Inc.:
2.65%, 11/20/2040	749,000	528,337
2.85%, 9/3/2041	407,000	287,786
2.88%, 11/20/2050	1,253,000	780,018
2.99%, 10/30/2056	1,711,000	1,030,056
3.40%, 3/22/2041	1,175,000	905,995
3.55%, 3/22/2051	1,931,000	1,381,264
3.70%, 3/22/2061	2,082,000	1,435,581
3.85%, 11/1/2042	262,000	209,058
3.88%, 3/1/2052 (a)	480,000	356,472
4.00%, 3/22/2050	415,000	316,558
4.13%, 8/15/2046	358,000	287,424
4.27%, 1/15/2036	502,000	463,968
4.40%, 11/1/2034	235,000	223,125
4.52%, 9/15/2048	416,000	351,653
4.67%, 3/15/2055	364,000	306,757
4.75%, 11/1/2041	208,000	187,171
4.81%, 3/15/2039	279,000	261,730
4.86%, 8/21/2046	1,771,000	1,581,113
5.01%, 4/15/2049	287,000	263,291
5.01%, 8/21/2054	439,000	389,867
5.25%, 3/16/2037	386,000	384,363
5.50%, 3/16/2047	173,000	168,336
5.50%, 2/23/2054 (a)	1,412,000	1,363,060
5.85%, 9/15/2035	671,000	707,945
6.55%, 9/15/2043	377,000	413,350
Vodafone Group PLC:
4.25%, 9/17/2050	756,000	588,712
4.38%, 2/19/2043	1,025,000	878,620
4.88%, 6/19/2049	819,000	704,397
5.00%, 5/30/2038	81,000	78,159
5.13%, 6/19/2059	388,000	341,269
5.25%, 5/30/2048	41,000	37,517
5.63%, 2/10/2053	512,000	482,667
5.75%, 6/28/2054	1,237,000	1,186,283
5.75%, 2/10/2063	404,000	378,277
5.88%, 6/28/2064	666,000	638,474
6.15%, 2/27/2037	450,000	481,779
		69,847,833

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	$315,000	$273,297
6.35%, 3/15/2040	312,000	319,813
Mattel, Inc. 5.45%, 11/1/2041	252,000	224,277
		817,387
TRANSPORTATION — 3.6%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	306,000	202,850
3.55%, 2/15/2050	365,000	268,432
3.90%, 8/1/2046	380,000	303,312
4.05%, 6/15/2048	527,000	425,484
4.13%, 6/15/2047	412,000	337,968
4.15%, 4/1/2045	648,497	543,616
4.15%, 12/15/2048	410,000	338,820
4.38%, 9/1/2042	428,000	374,941
4.40%, 3/15/2042	331,000	293,048
4.45%, 3/15/2043	418,000	368,434
4.45%, 1/15/2053	708,000	597,106
4.55%, 9/1/2044	376,000	332,813
4.70%, 9/1/2045	326,000	293,589
4.90%, 4/1/2044	194,000	181,171
4.95%, 9/15/2041	163,000	153,559
5.05%, 3/1/2041	163,000	156,429
5.15%, 9/1/2043	278,000	267,386
5.20%, 4/15/2054	1,056,000	998,944
5.40%, 6/1/2041	236,000	234,468
5.50%, 3/15/2055	862,000	853,061
5.75%, 5/1/2040	256,000	267,720
5.80%, 3/15/2056	500,000	514,745
6.15%, 5/1/2037	228,000	248,593
6.20%, 8/15/2036	113,000	124,564
Canadian National Railway Co.:
2.45%, 5/1/2050	87,000	51,117
3.20%, 8/2/2046	322,000	229,715
3.65%, 2/3/2048	303,000	231,177
4.40%, 8/5/2052 (a)	331,000	280,933
4.45%, 1/20/2049	477,000	411,894
6.13%, 11/1/2053	226,000	246,189
6.20%, 6/1/2036	162,000	177,319
6.38%, 11/15/2037	198,000	219,552
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	142,000	103,247
3.50%, 5/1/2050	531,000	378,290
4.20%, 11/15/2069	506,000	380,532
4.30%, 5/15/2043	253,000	216,591
4.70%, 5/1/2048	292,000	257,103
4.80%, 8/1/2045	310,000	275,692
4.95%, 8/15/2045	272,000	248,499
5.95%, 5/15/2037	187,000	198,461
6.13%, 9/15/2115	616,000	627,470
Security Description	Principal Amount	Value
CSX Corp.:
2.50%, 5/15/2051	$41,000	$23,705
3.35%, 9/15/2049	369,000	258,230
3.80%, 11/1/2046	487,000	379,003
3.80%, 4/15/2050	289,000	219,380
3.95%, 5/1/2050 (a)	258,000	200,889
4.10%, 3/15/2044	514,000	427,129
4.25%, 11/1/2066	333,000	256,560
4.30%, 3/1/2048	578,000	480,468
4.40%, 3/1/2043	175,000	152,549
4.50%, 3/15/2049	248,000	210,671
4.50%, 11/15/2052 (a)	625,000	527,669
4.50%, 8/1/2054	276,000	231,056
4.65%, 3/1/2068	305,000	250,442
4.75%, 5/30/2042	410,000	375,072
4.75%, 11/15/2048	545,000	482,701
4.90%, 3/15/2055 (a)	311,000	278,560
5.05%, 6/15/2035 (a)	267,000	268,359
5.50%, 4/15/2041	253,000	252,980
6.00%, 10/1/2036	162,000	173,847
6.15%, 5/1/2037	260,000	281,882
6.22%, 4/30/2040	396,000	427,518
FedEx Corp.:
3.25%, 5/15/2041 (b)	184,000	131,740
3.88%, 8/1/2042 (b)	15,000	11,464
4.05%, 2/15/2048	30,000	21,378
4.05%, 2/15/2048 (b)	477,000	353,295
4.10%, 2/1/2045 (b)	344,000	262,816
4.40%, 1/15/2047 (b)	483,000	380,174
4.55%, 4/1/2046	9,000	7,057
4.55%, 4/1/2046 (b)	626,000	508,794
4.75%, 11/15/2045	345,000	286,084
4.75%, 11/15/2045 (b)	633,000	528,530
4.95%, 10/17/2048 (b)	429,000	362,741
5.10%, 1/15/2044	5,000	4,390
5.10%, 1/15/2044 (b)	334,000	294,054
5.25%, 5/15/2050	5,000	4,360
5.25%, 5/15/2050 (a) (b)	714,000	631,205
Norfolk Southern Corp.:
2.90%, 8/25/2051	40,000	25,051
3.05%, 5/15/2050	90,000	58,985
3.16%, 5/15/2055	28,000	17,933
3.40%, 11/1/2049	236,000	165,349
3.70%, 3/15/2053	203,000	147,244
3.94%, 11/1/2047	374,000	293,025
3.95%, 10/1/2042	279,000	227,795
4.05%, 8/15/2052	315,000	243,517
4.10%, 5/15/2049	223,000	176,255
4.10%, 5/15/2121	324,000	223,152
4.15%, 2/28/2048	356,000	286,523
4.45%, 6/15/2045	215,000	183,380
4.55%, 6/1/2053	374,000	316,142
4.65%, 1/15/2046	1,653,000	1,447,499
4.84%, 10/1/2041	300,000	276,531
5.10%, 8/1/2118	310,000	264,501

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.35%, 8/1/2054 (a)	$110,000	$105,196
5.95%, 3/15/2064	307,000	315,228
Union Pacific Corp.:
2.89%, 4/6/2036	173,000	143,242
2.95%, 3/10/2052	412,000	262,300
2.97%, 9/16/2062	646,000	375,552
3.20%, 5/20/2041	337,000	257,663
3.25%, 2/5/2050	978,600	675,625
3.35%, 8/15/2046	273,000	196,508
3.38%, 2/1/2035 (a)	136,000	121,249
3.38%, 2/14/2042	251,000	194,610
3.50%, 2/14/2053	743,000	525,717
3.55%, 5/20/2061	331,000	221,313
Series MTN, 3.55%, 8/15/2039	207,000	173,201
3.60%, 9/15/2037	162,000	140,746
3.75%, 2/5/2070	428,000	289,876
3.80%, 10/1/2051	629,000	473,725
3.80%, 4/6/2071	560,000	383,426
3.84%, 3/20/2060	1,183,000	851,180
3.85%, 2/14/2072	278,000	191,801
3.88%, 2/1/2055	215,000	161,839
3.95%, 8/15/2059	425,000	313,522
4.00%, 4/15/2047	314,000	250,716
4.05%, 11/15/2045	416,000	338,433
4.05%, 3/1/2046	225,000	182,385
4.10%, 9/15/2067	340,000	250,396
4.30%, 3/1/2049	444,000	366,522
4.50%, 9/10/2048	255,000	217,505
4.95%, 9/9/2052	362,000	331,940
4.95%, 5/15/2053	186,000	169,210
5.15%, 1/20/2063	281,000	255,997
5.60%, 12/1/2054	562,000	559,235
United Parcel Service, Inc.:
3.40%, 11/15/2046	397,000	286,074
3.40%, 9/1/2049	388,000	270,913
3.63%, 10/1/2042	232,000	180,651
3.75%, 11/15/2047	569,000	430,801
4.25%, 3/15/2049	432,374	351,070
4.88%, 11/15/2040	162,000	153,165
5.05%, 3/3/2053 (a)	682,000	620,259
5.20%, 4/1/2040	220,000	215,923
5.30%, 4/1/2050 (a)	685,000	648,688
5.50%, 5/22/2054	811,000	786,086
5.60%, 5/22/2064	274,000	264,150
5.95%, 5/14/2055	817,000	838,830
6.05%, 5/14/2065	487,000	498,527
6.20%, 1/15/2038	448,000	488,840
		42,844,303
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	247,000	153,804
5.20%, 3/15/2044	139,000	126,910
5.50%, 6/15/2035 (a)	142,000	143,642
Security Description	Principal Amount	Value
6.05%, 6/5/2054 (a)	$464,000	$463,689
		888,045
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051	146,000	98,524
3.45%, 5/1/2050	226,000	159,495
3.75%, 9/1/2047	505,000	383,411
4.00%, 12/1/2046	274,000	216,616
4.15%, 6/1/2049	489,000	390,877
4.20%, 9/1/2048	535,000	430,370
4.30%, 12/1/2042	133,000	113,507
4.30%, 9/1/2045	261,000	220,702
5.45%, 3/1/2054	509,000	492,178
6.59%, 10/15/2037	244,000	274,085
Essential Utilities, Inc.:
3.35%, 4/15/2050	289,000	190,974
4.28%, 5/1/2049	385,000	302,306
5.30%, 5/1/2052	383,000	348,974
		3,622,019
TOTAL CORPORATE BONDS & NOTES (Cost $1,291,778,330)		1,173,048,223
	Shares
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	2,801,089	2,801,089
State Street Navigator Securities Lending Portfolio II (h) (i)	48,347,355	48,347,355
TOTAL SHORT-TERM INVESTMENTS (Cost $51,148,444)		51,148,444
TOTAL INVESTMENTS — 102.4% (Cost $1,342,926,774)		1,224,196,667
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(28,511,115)
NET ASSETS — 100.0%		$1,195,685,552
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(e)	When-issued security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,173,048,223	$—	$1,173,048,223
Short-Term Investments	51,148,444	—	—	51,148,444
TOTAL INVESTMENTS	$51,148,444	$1,173,048,223	$—	$1,224,196,667

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,293,303	$2,293,991	$29,546,565	$31,840,556	$183	$(183)	—	$—	$48,537
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	117,208,153	114,407,064	—	—	2,801,089	2,801,089	112,894
State Street Navigator Securities Lending Portfolio II	30,320,260	30,320,260	198,819,748	180,792,653	—	—	48,347,355	48,347,355	104,915
Total		$32,614,251	$345,574,466	$327,040,273	$183	$(183)		$51,148,444	$266,346
See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$165,625,600	$102,894,904
1.13%, 8/15/2040	198,207,500	121,835,673
1.25%, 5/15/2050	245,053,800	117,740,693
1.38%, 11/15/2040	231,321,100	147,322,626
1.38%, 8/15/2050	279,801,800	137,977,263
1.63%, 11/15/2050	283,355,800	149,337,361
1.75%, 8/15/2041	293,242,800	194,594,089
1.88%, 2/15/2041	265,516,900	182,542,869
1.88%, 2/15/2051	310,040,200	174,203,837
1.88%, 11/15/2051	296,329,500	164,925,887
2.00%, 11/15/2041	255,521,000	175,670,687
2.00%, 2/15/2050	218,219,900	128,135,998
2.00%, 8/15/2051	315,195,500	181,729,905
2.25%, 5/15/2041	213,370,200	154,926,769
2.25%, 8/15/2046	137,199,200	89,865,476
2.25%, 8/15/2049	184,486,000	115,736,139
2.25%, 2/15/2052	264,873,700	161,862,663
2.38%, 2/15/2042	205,544,300	149,469,246
2.38%, 11/15/2049	170,915,300	109,946,608
2.38%, 5/15/2051	308,813,000	195,854,995
2.50%, 2/15/2045	138,739,700	97,681,420
2.50%, 2/15/2046	106,963,100	74,122,086
2.50%, 5/15/2046	106,029,300	73,209,918
2.75%, 8/15/2042	64,148,300	49,063,426
2.75%, 11/15/2042	93,027,900	70,832,024
2.75%, 8/15/2047	135,010,100	96,236,887
2.75%, 11/15/2047	135,437,400	96,308,689
2.88%, 5/15/2043	126,525,700	97,484,098
2.88%, 8/15/2045	85,643,100	64,031,599
2.88%, 11/15/2046	57,638,000	42,435,978
2.88%, 5/15/2049	192,292,300	138,059,862
2.88%, 5/15/2052	250,491,100	176,361,390
3.00%, 5/15/2042	53,921,300	43,035,938
3.00%, 11/15/2044	102,182,200	78,664,328
3.00%, 5/15/2045	62,467,600	47,846,277
3.00%, 11/15/2045	51,869,600	39,510,047
3.00%, 2/15/2047	115,626,500	86,810,208
3.00%, 5/15/2047	95,221,400	71,297,023
3.00%, 2/15/2048	156,496,700	116,296,610
3.00%, 8/15/2048	188,620,000	139,490,384
3.00%, 2/15/2049	198,692,200	146,442,361
3.00%, 8/15/2052	233,798,700	168,809,968
3.13%, 11/15/2041	53,729,600	44,041,482
3.13%, 2/15/2042	61,643,600	50,306,957
3.13%, 2/15/2043	81,259,900	65,312,645
3.13%, 8/15/2044	117,195,500	92,383,015
3.13%, 5/15/2048	169,350,200	128,494,464
3.25%, 5/15/2042	186,249,100	154,062,927
3.38%, 8/15/2042	162,912,400	136,719,141
3.38%, 5/15/2044	91,950,900	75,600,881
3.38%, 11/15/2048	193,204,700	152,843,031
3.50%, 2/15/2039	28,601,800	25,804,186
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$92,171,800	$79,253,346
3.63%, 2/15/2044	98,690,100	84,457,137
3.63%, 2/15/2053	241,655,500	197,326,819
3.63%, 5/15/2053	239,055,500	195,016,995
3.75%, 8/15/2041	58,800,600	52,663,287
3.75%, 11/15/2043	92,301,800	80,619,853
3.88%, 8/15/2040	61,157,000	56,245,328
3.88%, 2/15/2043	165,687,400	148,316,112
3.88%, 5/15/2043	159,245,800	142,251,287
4.00%, 11/15/2042	166,738,100	152,096,411
4.00%, 11/15/2052	239,723,800	209,683,411
4.13%, 8/15/2044	184,928,400	169,469,542
4.13%, 8/15/2053	264,106,600	235,962,740
4.25%, 5/15/2039	44,429,400	43,235,360
4.25%, 11/15/2040	50,241,100	48,145,104
4.25%, 2/15/2054	292,354,000	266,773,025
4.25%, 8/15/2054	289,610,000	264,540,634
4.38%, 2/15/2038	28,435,900	28,387,026
4.38%, 11/15/2039	55,901,200	54,774,441
4.38%, 5/15/2040	54,674,900	53,419,086
4.38%, 5/15/2041	52,739,900	51,091,778
4.38%, 8/15/2043	180,641,700	172,230,571
4.50%, 2/15/2036	35,927,200	36,825,380
4.50%, 5/15/2038	32,648,100	33,015,391
4.50%, 8/15/2039	52,040,600	51,829,185
4.50%, 2/15/2044	181,466,200	175,370,070
4.50%, 11/15/2054	289,786,400	276,293,221
4.63%, 2/15/2040	56,677,200	56,987,153
4.63%, 5/15/2044	182,806,400	179,293,089
4.63%, 11/15/2044	181,037,600	177,247,125
4.63%, 5/15/2054	297,870,600	289,399,905
4.63%, 2/15/2055	289,937,400	282,326,543
4.75%, 2/15/2037	21,618,200	22,499,817
4.75%, 2/15/2041	59,978,100	60,737,198
4.75%, 11/15/2043	179,926,200	179,729,406
4.75%, 2/15/2045	181,786,400	180,849,064
4.75%, 11/15/2053	284,361,100	281,872,940
4.75%, 5/15/2055	190,292,900	189,252,236
5.00%, 5/15/2037	26,811,800	28,487,538
5.00%, 5/15/2045	100,538,300	103,287,394
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,708,531,271)		11,287,434,886

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (a) (b) (Cost $4,037,083)	4,037,083	$4,037,083
TOTAL INVESTMENTS — 98.7% (Cost $13,712,568,354)		11,291,471,969
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		150,426,941
NET ASSETS — 100.0%		$11,441,898,910
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2025.
*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$11,287,434,886	$—	$11,287,434,886
Short-Term Investment	4,037,083	—	—	4,037,083
TOTAL INVESTMENTS	$4,037,083	$11,287,434,886	$—	$11,291,471,969

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,664,472	$4,664,472	$725,574,183	$726,201,572	$—	$—	4,037,083	$4,037,083	$1,248,510
State Street Navigator Securities Lending Portfolio II	94,348,495	94,348,495	3,807,144,671	3,901,493,166	—	—	—	—	567,710
Total		$99,012,967	$4,532,718,854	$4,627,694,738	$—	$—		$4,037,083	$1,816,220
See accompanying notes to financial statements.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$263,400	$163,637
1.13%, 8/15/2040	334,300	205,490
1.25%, 5/15/2050	450,000	216,211
1.38%, 11/15/2040	420,000	267,488
1.38%, 8/15/2050	539,800	266,189
1.63%, 11/15/2050	509,800	268,681
1.75%, 8/15/2041	506,600	336,177
1.88%, 2/15/2041	465,000	319,688
1.88%, 2/15/2051	599,800	337,013
1.88%, 11/15/2051	539,800	300,432
2.00%, 11/15/2041	405,000	278,438
2.00%, 2/15/2050	420,000	246,619
2.00%, 8/15/2051	584,800	337,174
2.25%, 5/15/2041	375,000	272,285
2.25%, 8/15/2046	270,000	176,850
2.25%, 8/15/2049	345,000	216,434
2.25%, 2/15/2052	480,000	293,325
2.38%, 2/15/2042	390,000	283,603
2.38%, 11/15/2049	330,000	212,283
2.38%, 5/15/2051	584,800	370,891
2.50%, 2/15/2045	255,000	179,536
2.50%, 2/15/2046	210,000	145,523
2.50%, 5/15/2046	210,000	144,998
2.75%, 8/15/2042	120,000	91,781
2.75%, 11/15/2042	165,000	125,632
2.75%, 8/15/2047	270,000	192,459
2.75%, 11/15/2047	270,000	191,995
2.88%, 5/15/2043	240,000	184,913
2.88%, 8/15/2045	180,000	134,578
2.88%, 11/15/2046	120,000	88,350
2.88%, 5/15/2049	360,000	258,469
2.88%, 5/15/2052	480,000	337,950
3.00%, 5/15/2042	120,000	95,775
3.00%, 11/15/2044	180,000	138,572
3.00%, 5/15/2045	120,000	91,913
3.00%, 11/15/2045	120,000	91,406
3.00%, 2/15/2047	240,000	180,188
3.00%, 5/15/2047	180,000	134,775
3.00%, 2/15/2048	300,000	222,938
3.00%, 8/15/2048	345,000	255,138
3.00%, 2/15/2049	360,000	265,331
3.00%, 8/15/2052	450,000	324,914
3.13%, 11/15/2041	120,000	98,363
3.13%, 2/15/2042	120,000	97,931
3.13%, 2/15/2043	150,000	120,563
3.13%, 8/15/2044	210,000	165,539
3.13%, 5/15/2048	300,000	227,625
3.25%, 5/15/2042	360,000	297,788
3.38%, 8/15/2042	300,000	251,766
3.38%, 5/15/2044	180,000	147,994
3.38%, 11/15/2048	360,000	284,794
3.63%, 8/15/2043	180,000	154,772
Security Description	Principal Amount	Value
3.63%, 2/15/2044	$180,000	$154,041
3.63%, 2/15/2053	450,000	367,453
3.63%, 5/15/2053	450,000	367,102
3.75%, 8/15/2041	120,000	107,475
3.75%, 11/15/2043	165,000	144,117
3.88%, 8/15/2040	120,000	110,363
3.88%, 2/15/2043	300,000	268,547
3.88%, 5/15/2043	300,000	267,984
4.00%, 11/15/2042	300,000	273,656
4.00%, 11/15/2052	450,000	393,609
4.13%, 8/15/2053	509,800	455,474
4.25%, 5/15/2039	120,000	116,775
4.25%, 11/15/2040	120,000	114,994
4.25%, 2/15/2054	539,800	492,567
4.25%, 8/15/2054	116,900	106,781
4.38%, 11/15/2039	120,000	117,581
4.38%, 5/15/2040	120,000	117,244
4.38%, 5/15/2041	120,000	116,250
4.38%, 8/15/2043	315,000	300,333
4.50%, 2/15/2036	90,000	92,250
4.50%, 8/15/2039	120,000	119,513
4.50%, 2/15/2044	330,000	318,914
4.50%, 11/15/2054	233,400	222,532
4.63%, 2/15/2040	120,000	120,656
4.63%, 5/15/2044	56,800	55,708
4.63%, 5/15/2054	243,200	236,284
4.63%, 2/15/2055	280,200	272,845
4.75%, 2/15/2041	120,000	121,519
4.75%, 11/15/2043	330,000	329,639
4.75%, 11/15/2053	509,800	505,339
4.75%, 5/15/2055	125,000	124,316
U.S. Treasury Notes:
0.38%, 7/31/2027	360,000	335,981
0.38%, 9/30/2027	390,000	362,152
0.50%, 4/30/2027	270,000	254,612
0.50%, 5/31/2027	270,000	254,000
0.50%, 6/30/2027	300,000	281,508
0.50%, 8/31/2027	300,000	280,078
0.50%, 10/31/2027	360,000	334,350
0.63%, 7/31/2026	450,000	434,109
0.63%, 3/31/2027	180,000	170,508
0.63%, 11/30/2027	390,000	362,548
0.63%, 12/31/2027	450,000	417,164
0.63%, 5/15/2030	629,800	541,923
0.63%, 8/15/2030	787,100	671,249
0.75%, 8/31/2026	480,000	462,619
0.75%, 1/31/2028	480,000	445,313
0.88%, 9/30/2026	450,000	433,459
0.88%, 11/15/2030	817,100	700,982
1.00%, 7/31/2028	480,000	442,538
1.13%, 10/31/2026	450,000	433,969
1.13%, 2/28/2027	120,000	114,867
1.13%, 2/29/2028	480,000	448,838
1.13%, 8/31/2028	480,000	443,250
1.13%, 2/15/2031	842,800	729,285

See accompanying notes to financial statements.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
1.25%, 11/30/2026	$480,000	$462,863
1.25%, 12/31/2026	450,000	433,195
1.25%, 3/31/2028	450,000	421,383
1.25%, 4/30/2028	480,000	448,650
1.25%, 5/31/2028	480,000	447,788
1.25%, 6/30/2028	450,000	418,957
1.25%, 9/30/2028	480,000	444,113
1.25%, 8/15/2031	902,700	772,232
1.38%, 8/31/2026	180,000	174,755
1.38%, 10/31/2028	450,000	417,234
1.38%, 12/31/2028	450,000	415,758
1.38%, 11/15/2031	872,700	746,840
1.50%, 8/15/2026	420,000	408,663
1.50%, 1/31/2027	629,800	607,511
1.50%, 11/30/2028	450,000	418,254
1.50%, 2/15/2030	450,000	407,250
1.63%, 9/30/2026	150,000	145,869
1.63%, 10/31/2026	180,000	174,762
1.63%, 11/30/2026	180,000	174,530
1.63%, 8/15/2029	360,000	331,538
1.63%, 5/15/2031	842,800	743,244
1.75%, 12/31/2026	180,000	174,572
1.75%, 1/31/2029	420,000	392,405
1.75%, 11/15/2029	270,000	248,632
1.88%, 7/31/2026	180,000	176,006
1.88%, 2/28/2027	420,000	407,088
1.88%, 2/28/2029	390,000	365,503
1.88%, 2/15/2032	827,800	727,300
2.00%, 11/15/2026	420,000	409,516
2.25%, 2/15/2027	360,000	351,211
2.25%, 8/15/2027	360,000	349,200
2.25%, 11/15/2027	360,000	348,103
2.38%, 5/15/2027	450,000	438,873
2.38%, 3/31/2029	390,000	371,627
2.38%, 5/15/2029	390,000	371,018
2.50%, 3/31/2027	420,000	411,042
2.63%, 5/31/2027	390,000	381,971
2.63%, 2/15/2029	480,000	462,225
2.63%, 7/31/2029	300,000	287,367
2.75%, 4/30/2027	390,000	383,084
2.75%, 7/31/2027	360,000	352,969
2.75%, 2/15/2028	480,000	468,563
2.75%, 5/31/2029	360,000	347,175
2.75%, 8/15/2032	812,800	749,808
2.88%, 5/15/2028	509,800	498,409
2.88%, 8/15/2028	509,800	497,294
2.88%, 4/30/2029	360,000	349,031
2.88%, 5/15/2032	812,800	758,444
3.13%, 8/31/2027	360,000	355,584
3.13%, 11/15/2028	480,000	471,037
3.13%, 8/31/2029	300,000	292,805
3.25%, 6/30/2027	360,000	356,766
3.25%, 6/30/2029	330,000	324,019
3.38%, 9/15/2027	432,400	429,427
3.38%, 5/15/2033	797,800	760,652
Security Description	Principal Amount	Value
3.50%, 9/30/2026	$83,800	$83,374
3.50%, 1/31/2028	330,000	328,350
3.50%, 4/30/2028	330,000	328,221
3.50%, 9/30/2029	233,800	231,480
3.50%, 1/31/2030	300,000	296,531
3.50%, 4/30/2030	285,000	281,348
3.50%, 2/15/2033	812,800	783,717
3.63%, 3/31/2028	330,000	329,433
3.63%, 5/31/2028	330,000	329,304
3.63%, 8/31/2029	233,800	232,668
3.63%, 3/31/2030	270,000	268,080
3.63%, 9/30/2031	167,600	164,824
3.75%, 8/31/2026	333,100	332,293
3.75%, 4/30/2027	300,000	299,977
3.75%, 6/30/2027	200,000	200,125
3.75%, 8/15/2027	416,900	417,095
3.75%, 4/15/2028	200,000	200,266
3.75%, 5/15/2028	200,000	200,328
3.75%, 12/31/2028	450,000	450,422
3.75%, 5/31/2030	270,000	269,409
3.75%, 6/30/2030	270,000	269,346
3.75%, 12/31/2030	330,000	328,427
3.75%, 8/31/2031	333,100	330,003
3.88%, 3/31/2027	550,000	550,924
3.88%, 5/31/2027	475,000	476,132
3.88%, 10/15/2027	282,400	283,393
3.88%, 11/30/2027	330,000	331,263
3.88%, 12/31/2027	330,000	331,392
3.88%, 3/15/2028	100,000	100,484
3.88%, 9/30/2029	300,000	301,406
3.88%, 11/30/2029	270,000	271,223
3.88%, 12/31/2029	270,000	271,160
3.88%, 4/30/2030	300,000	301,242
3.88%, 6/30/2030	250,000	250,977
3.88%, 8/15/2033	872,700	859,609
3.88%, 8/15/2034	650,600	635,453
4.00%, 1/15/2027	420,000	421,017
4.00%, 12/15/2027	111,100	111,890
4.00%, 2/29/2028	330,000	332,475
4.00%, 6/30/2028	330,000	332,836
4.00%, 1/31/2029	480,000	484,387
4.00%, 7/31/2029	186,400	188,162
4.00%, 10/31/2029	285,000	287,739
4.00%, 2/28/2030	647,000	653,419
4.00%, 3/31/2030	250,000	252,363
4.00%, 5/31/2030	350,000	353,445
4.00%, 7/31/2030	285,000	287,516
4.00%, 1/31/2031	330,000	332,372
4.00%, 4/30/2032	200,000	200,281
4.00%, 6/30/2032	325,000	325,254
4.00%, 2/15/2034	962,500	952,725
4.13%, 10/31/2026	167,600	168,071
4.13%, 1/31/2027	460,700	462,860
4.13%, 2/15/2027	420,000	422,034
4.13%, 2/28/2027	517,200	519,948

See accompanying notes to financial statements.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.13%, 9/30/2027	$360,000	$363,291
4.13%, 10/31/2027	330,000	333,016
4.13%, 11/15/2027	444,400	448,532
4.13%, 7/31/2028	330,000	333,996
4.13%, 3/31/2029	539,800	547,180
4.13%, 10/31/2029	249,300	252,903
4.13%, 11/30/2029	333,300	338,221
4.13%, 8/31/2030	300,000	304,359
4.13%, 3/31/2031	345,000	349,420
4.13%, 7/31/2031	281,700	284,979
4.13%, 10/31/2031	249,300	251,929
4.13%, 11/30/2031	277,600	280,463
4.13%, 2/29/2032	258,600	261,024
4.13%, 3/31/2032	200,000	201,813
4.13%, 5/31/2032	225,000	226,934
4.13%, 11/15/2032	782,800	788,182
4.25%, 11/30/2026	499,800	502,416
4.25%, 12/31/2026	499,800	502,768
4.25%, 3/15/2027	450,000	453,445
4.25%, 1/15/2028	194,500	197,038
4.25%, 2/15/2028	310,300	314,518
4.25%, 2/28/2029	509,800	518,881
4.25%, 6/30/2029	150,000	152,813
4.25%, 1/31/2030	194,500	198,375
4.25%, 2/28/2031	330,000	336,394
4.25%, 6/30/2031	261,400	266,240
4.25%, 11/15/2034	694,300	696,687
4.25%, 5/15/2035	475,000	475,816
4.38%, 7/31/2026	75,000	75,302
4.38%, 8/15/2026	330,000	331,431
4.38%, 12/15/2026	420,000	423,150
4.38%, 7/15/2027	93,200	94,365
4.38%, 8/31/2028	360,000	367,116
4.38%, 11/30/2028	450,000	459,457
4.38%, 12/31/2029	227,800	233,495
4.38%, 11/30/2030	300,000	307,781
4.38%, 1/31/2032	277,600	284,236
4.38%, 5/15/2034	711,300	722,525
4.50%, 7/15/2026	330,000	331,727
4.50%, 4/15/2027	480,000	485,981
Security Description	Principal Amount	Value
4.50%, 5/15/2027	$281,700	$285,419
4.50%, 5/31/2029	450,000	462,340
4.50%, 12/31/2031	305,600	315,150
4.50%, 11/15/2033	917,500	942,588
4.63%, 9/15/2026	360,000	362,925
4.63%, 10/15/2026	360,000	363,234
4.63%, 11/15/2026	390,000	393,824
4.63%, 6/15/2027	93,200	94,751
4.63%, 9/30/2028	390,000	400,847
4.63%, 4/30/2029	569,800	587,695
4.63%, 9/30/2030	300,000	311,320
4.63%, 4/30/2031	360,000	373,838
4.63%, 5/31/2031	281,700	292,506
4.63%, 2/15/2035	684,500	706,425
4.88%, 10/31/2028	420,000	435,127
4.88%, 10/31/2030	300,000	314,953
TOTAL U.S. TREASURY OBLIGATIONS (Cost $90,001,152)		90,394,069
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (a) (b) (Cost $440,709)	440,709	440,709
TOTAL INVESTMENTS — 99.3% (Cost $90,441,861)		90,834,778
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		626,738
NET ASSETS — 100.0%		$91,461,516
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$90,394,069	$—	$90,394,069
Short-Term Investment	440,709	—	—	440,709
TOTAL INVESTMENTS	$440,709	$90,394,069	$—	$90,834,778
See accompanying notes to financial statements.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	235,074	$235,074	$5,646,411	$5,440,776	$—	$—	440,709	$440,709	$8,020
State Street Navigator Securities Lending Portfolio II	—	—	28,175,489	28,175,489	—	—	—	—	379
Total		$235,074	$33,821,900	$33,616,265	$—	$—		$440,709	$8,399
See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
AEROSPACE & DEFENSE — 1.4%
Boeing Co.:
2.70%, 2/1/2027	$5,521,000	$5,365,032
2.80%, 3/1/2027	3,589,000	3,484,237
3.25%, 2/1/2028	2,197,000	2,130,958
3.25%, 3/1/2028	2,726,000	2,633,289
5.04%, 5/1/2027	18,558,000	18,697,742
6.26%, 5/1/2027	3,272,000	3,366,561
General Dynamics Corp.:
2.13%, 8/15/2026 (a)	1,280,000	1,252,941
2.63%, 11/15/2027	5,214,000	5,052,522
3.50%, 4/1/2027 (a)	3,686,000	3,656,586
3.75%, 5/15/2028 (a)	7,044,000	7,007,512
Hexcel Corp. 4.20%, 2/15/2027	3,241,000	3,212,868
Howmet Aerospace, Inc.:
5.90%, 2/1/2027	3,573,000	3,657,537
6.75%, 1/15/2028	1,935,000	2,042,044
L3Harris Technologies, Inc.:
3.85%, 12/15/2026	3,720,000	3,698,833
4.40%, 6/15/2028	8,901,000	8,924,287
5.40%, 1/15/2027	4,277,000	4,349,495
Lockheed Martin Corp.:
4.45%, 5/15/2028 (a)	2,660,000	2,689,446
5.10%, 11/15/2027 (a)	3,952,000	4,052,539
Northrop Grumman Corp.:
3.20%, 2/1/2027	2,075,000	2,042,817
3.25%, 1/15/2028	9,859,000	9,633,032
RTX Corp.:
2.65%, 11/1/2026	3,253,000	3,187,810
3.13%, 5/4/2027	7,581,000	7,435,596
3.50%, 3/15/2027	5,162,000	5,100,830
5.75%, 11/8/2026 (a)	3,875,000	3,946,804
7.20%, 8/15/2027	1,565,000	1,661,576
		118,282,894
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.63%, 9/16/2026	3,703,000	3,630,347
4.88%, 2/4/2028	3,811,000	3,862,449
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	5,402,000	5,304,764
BAT Capital Corp.:
2.26%, 3/25/2028	11,430,000	10,813,009
3.22%, 9/6/2026	5,195,000	5,123,049
3.56%, 8/15/2027	11,937,000	11,742,785
4.70%, 4/2/2027	3,240,000	3,255,649
BAT International Finance PLC 4.45%, 3/16/2028	7,309,000	7,323,691
Bunge Ltd. Finance Corp.:
3.25%, 8/15/2026	3,747,000	3,701,137
3.75%, 9/25/2027	2,778,000	2,753,026
4.10%, 1/7/2028	3,453,000	3,433,525
Security Description	Principal Amount	Value
Philip Morris International, Inc.:
3.13%, 8/17/2027	$2,915,000	$2,851,132
3.13%, 3/2/2028 (a)	2,872,000	2,798,936
4.13%, 4/28/2028	5,665,000	5,653,500
4.38%, 11/1/2027	4,605,000	4,625,953
4.75%, 2/12/2027	9,836,000	9,922,655
4.88%, 2/15/2028	6,799,000	6,912,815
5.13%, 11/17/2027	8,017,000	8,176,699
		101,885,121
AIRLINES — 0.3%
American Airlines Pass-Through Trust:
Series 2016-2, Class AA, 3.20%, 12/15/2029	151,750	145,322
Series 2015-1, Class A, 3.38%, 11/1/2028	1,169,377	1,139,698
Series 2016-1, Class AA, 3.58%, 7/15/2029	342,511	331,725
Series 2015-2, Class AA, 3.60%, 3/22/2029	563,290	547,067
Series 2014-1, Class A, 3.70%, 4/1/2028	584,522	572,738
Delta Air Lines, Inc.:
4.38%, 4/19/2028 (a)	3,717,000	3,696,371
4.95%, 7/10/2028	5,770,000	5,802,543
Southwest Airlines Co.:
3.00%, 11/15/2026	2,172,000	2,126,866
3.45%, 11/16/2027	1,775,000	1,728,726
5.13%, 6/15/2027	6,450,000	6,508,114
United Airlines Pass-Through Trust:
Series 2014-2, Class A, 3.75%, 3/3/2028	1,135,063	1,118,968
Series 2020-1, Class A, 5.88%, 4/15/2029	5,541,489	5,642,178
		29,360,316
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026 (a)	4,539,000	4,442,501
2.75%, 3/27/2027 (a)	2,995,000	2,929,889
Tapestry, Inc. 4.13%, 7/15/2027	3,907,000	3,881,292
		11,253,682
AUTO MANUFACTURERS — 4.2%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	3,917,000	3,778,417
Series MTN, 2.00%, 3/24/2028	1,000,000	939,490
Series GMTN, 2.30%, 9/9/2026	3,310,000	3,231,917
Series MTN, 2.35%, 1/8/2027	3,738,000	3,628,290

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series GMTN, 3.50%, 2/15/2028 (a)	$3,463,000	$3,393,601
Series GMTN, 4.40%, 10/5/2026	3,757,000	3,759,893
Series GMTN, 4.45%, 10/22/2027	3,939,000	3,951,565
4.55%, 3/3/2028 (a)	5,803,000	5,831,725
4.70%, 1/12/2028 (a)	8,824,000	8,899,975
4.90%, 3/12/2027	3,830,000	3,864,432
Series GMTN, 4.90%, 7/9/2027 (a)	3,879,000	3,926,324
Cummins, Inc. 4.25%, 5/9/2028	2,000,000	2,009,340
Ford Motor Co. 4.35%, 12/8/2026	5,871,000	5,832,897
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	25,192,000	24,529,702
2.90%, 2/16/2028	6,344,000	5,949,403
3.82%, 11/2/2027 (a)	4,487,000	4,331,122
4.13%, 8/17/2027	7,048,000	6,886,601
4.27%, 1/9/2027 (a)	3,915,000	3,850,520
4.54%, 8/1/2026	1,631,000	1,619,779
4.95%, 5/28/2027	8,253,000	8,200,181
5.13%, 11/5/2026	3,300,000	3,293,334
5.80%, 3/5/2027	6,585,000	6,634,124
5.85%, 5/17/2027	13,660,000	13,767,504
5.92%, 3/20/2028	4,682,000	4,728,914
6.80%, 5/12/2028	5,400,000	5,581,656
7.35%, 11/4/2027	7,933,000	8,238,500
General Motors Co.:
4.20%, 10/1/2027	3,442,000	3,406,823
5.35%, 4/15/2028 (a)	4,677,000	4,748,698
6.80%, 10/1/2027	5,022,000	5,229,861
General Motors Financial Co., Inc.:
2.35%, 2/26/2027	3,869,000	3,728,787
2.40%, 4/10/2028	7,223,000	6,790,559
2.70%, 8/20/2027	6,937,000	6,661,601
3.85%, 1/5/2028	2,836,000	2,776,217
4.00%, 10/6/2026	1,232,000	1,223,277
4.35%, 1/17/2027	3,930,000	3,907,206
5.00%, 4/9/2027	4,065,000	4,090,081
5.00%, 7/15/2027	2,835,000	2,851,812
5.05%, 4/4/2028	17,260,000	17,392,212
5.35%, 7/15/2027	7,890,000	8,005,904
5.40%, 5/8/2027 (a)	4,450,000	4,515,549
5.80%, 6/23/2028	9,750,000	10,045,327
6.00%, 1/9/2028 (a)	3,902,000	4,020,738
Honda Motor Co. Ltd.:
2.53%, 3/10/2027 (a)	4,594,000	4,459,120
4.44%, 7/8/2028 (b)	7,550,000	7,558,833
PACCAR Financial Corp.:
Series MTN, 2.00%, 2/4/2027	4,000	3,877
4.25%, 6/23/2027	4,200,000	4,221,504
4.45%, 8/6/2027	3,571,000	3,609,924
Security Description	Principal Amount	Value
Series R, 4.50%, 11/25/2026	$1,591,000	$1,602,376
4.55%, 3/3/2028	2,741,000	2,780,059
4.60%, 1/10/2028 (a)	3,491,000	3,538,198
5.00%, 5/13/2027 (a)	2,741,000	2,788,364
Series MTN, 5.05%, 8/10/2026 (a)	3,737,000	3,775,379
Series DMTN, 5.20%, 11/9/2026	3,281,000	3,331,134
Toyota Motor Corp. 4.19%, 6/30/2027	3,500,000	3,506,650
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025 (a)	3,464,300	3,427,232
Series MTN, 1.15%, 8/13/2027	2,565,000	2,411,613
Series MTN, 1.90%, 1/13/2027	3,284,000	3,174,216
Series MTN, 1.90%, 4/6/2028	1,439,000	1,356,286
Series GMTN, 3.05%, 1/11/2028	4,064,000	3,956,304
Series MTN, 3.05%, 3/22/2027 (a)	4,629,000	4,545,215
Series MTN, 3.20%, 1/11/2027	3,755,400	3,703,538
Series MTN, 4.35%, 10/8/2027	8,643,000	8,679,214
4.50%, 5/14/2027 (a)	2,305,000	2,320,559
Series MTN, 4.55%, 9/20/2027 (a)	10,507,000	10,616,588
4.60%, 1/8/2027 (a)	3,233,000	3,256,892
4.63%, 1/12/2028 (a)	9,507,000	9,621,084
Series B, 5.00%, 3/19/2027 (a)	3,743,000	3,797,386
Series MTN, 5.00%, 8/14/2026	3,118,000	3,144,285
5.40%, 11/20/2026 (a)	3,714,000	3,773,535
5.45%, 11/10/2027	3,972,000	4,087,307
		353,100,530
AUTO PARTS & EQUIPMENT — 0.1%
BorgWarner, Inc. 2.65%, 7/1/2027 (a)	4,625,000	4,473,624
Lear Corp. 3.80%, 9/15/2027 (a)	5,009,000	4,934,766
		9,408,390
BANKS — 33.9%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027 (a)	6,714,000	6,689,158
Series A, 4.36%, 6/18/2028 (a)	4,480,000	4,513,690
Series MTN, 4.42%, 12/16/2026	5,378,000	5,405,051
4.75%, 1/18/2027	3,772,000	3,808,815

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.90%, 7/16/2027 (a)	$3,924,000	$3,986,588
Banco Bilbao Vizcaya Argentaria SA 1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (c)	3,893,000	4,024,583
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	10,922,000	10,548,904
3.80%, 2/23/2028	7,295,000	7,167,410
4.25%, 4/11/2027	11,711,000	11,681,605
4.38%, 4/12/2028	7,266,000	7,244,856
5.29%, 8/18/2027	11,620,000	11,811,962
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	5,696,000	5,798,414
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (a) (c)	4,565,000	4,638,497
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	6,843,000	7,027,145
Bank of America Corp.:
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	10,128,000	9,935,872
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	34,831,000	33,859,563
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	19,000,000	17,809,840
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	9,633,000	9,363,276
Series MTN, 3.25%, 10/21/2027 (a)	10,552,000	10,351,512
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	7,441,000	7,272,015
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	15,089,000	14,855,875
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	11,673,000	11,536,776
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (a) (c)	21,251,000	21,069,729
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	7,536,000	7,451,295
Series L, 4.18%, 11/25/2027	6,710,000	6,685,240
Series MTN, 4.25%, 10/22/2026	8,798,000	8,782,604
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	10,690,000	10,687,755
Series MTN, 4.45%, 3/3/2026	6,656,000	6,646,948
SOFR + 1.11%, 4.62%, 5/9/2029 (a) (c)	12,125,000	12,204,419
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	30,438,000	30,786,515
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	9,860,000	10,003,167
Security Description	Principal Amount	Value
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	$23,555,000	$24,072,268
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	9,596,000	9,763,546
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	7,608,000	7,917,037
6.22%, 9/15/2026	2,156,000	2,200,802
Bank of America NA 5.53%, 8/18/2026	7,185,000	7,287,386
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	6,037,000	5,826,912
Series MTN, 2.65%, 3/8/2027 (a)	3,990,000	3,895,118
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (c)	3,849,000	3,749,003
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (a) (c)	7,437,000	7,452,023
Series H, 4.70%, 9/14/2027	5,482,000	5,534,243
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (c)	3,668,000	3,728,155
5.20%, 2/1/2028 (a)	3,853,000	3,942,890
5.27%, 12/11/2026	7,177,000	7,274,392
5.37%, 6/4/2027 (a)	10,060,000	10,276,290
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (c)	11,151,000	11,303,546
Bank of New York Mellon Corp.:
Series MTN, 1.05%, 10/15/2026	3,671,000	3,530,437
Series MTN, 2.05%, 1/26/2027 (a)	3,465,000	3,360,600
Series MTN, 2.45%, 8/17/2026	3,634,000	3,566,444
Series MTN, 3.25%, 5/16/2027	8,012,000	7,902,636
Series MTN, 3.40%, 1/29/2028	4,046,000	3,980,212
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (a) (c)	3,643,000	3,600,486
Series MTN, 3.85%, 4/28/2028	3,887,000	3,878,293
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (c)	3,955,000	3,941,790
SOFR + 0.68%, 4.44%, 6/9/2028 (a) (c)	3,080,000	3,097,248
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	2,165,000	2,181,519
SOFR + 0.84%, 4.89%, 7/21/2028 (a) (c)	3,817,000	3,868,033
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (a) (c)	5,528,000	5,723,636
Bank of Nova Scotia:
1.30%, 9/15/2026	3,637,000	3,513,669
1.95%, 2/2/2027 (a)	3,696,000	3,576,952

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.70%, 8/3/2026	$3,926,000	$3,864,715
2.95%, 3/11/2027 (a)	3,625,000	3,555,183
SOFR + 1.00%, 4.40%, 9/8/2028 (a) (c)	8,473,000	8,488,167
SOFR + 0.89%, 4.93%, 2/14/2029 (a) (c)	4,618,000	4,674,663
5.25%, 6/12/2028	3,300,000	3,399,693
5.35%, 12/7/2026	8,108,000	8,224,593
Series GMTN, 5.40%, 6/4/2027	4,262,000	4,359,856
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	10,551,000	10,228,772
4.34%, 1/10/2028	11,416,000	11,381,866
4.84%, 5/9/2028	8,419,000	8,433,902
SOFR + 1.34%, 4.84%, 9/10/2028 (a) (c)	2,999,000	3,021,582
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	14,150,000	14,296,594
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	6,393,000	6,473,616
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	10,146,000	10,344,354
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	5,220,000	5,338,233
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	5,316,000	5,643,359
BPCE SA Series MTN, 3.38%, 12/2/2026	2,970,000	2,937,360
Canadian Imperial Bank of Commerce:
3.45%, 4/7/2027 (a)	3,194,000	3,153,340
SOFR + 0.93%, 4.51%, 9/11/2027 (a) (c)	5,078,000	5,086,429
SOFR + 0.72%, 4.86%, 1/13/2028 (c)	4,116,000	4,146,088
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	8,202,000	8,288,859
5.00%, 4/28/2028	9,288,000	9,465,587
5.24%, 6/28/2027	7,612,000	7,747,037
5.93%, 10/2/2026	4,442,000	4,529,196
Capital One NA 3.45%, 7/27/2026	3,942,000	3,897,731
Citibank NA:
4.58%, 5/29/2027	21,910,000	22,025,904
SOFR + 0.71%, 4.88%, 11/19/2027 (c)	17,076,000	17,182,896
5.49%, 12/4/2026	11,411,000	11,595,858
Citigroup, Inc.:
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	4,067,000	3,978,421
3.20%, 10/21/2026	11,209,000	11,054,988
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (a) (c)	10,319,000	10,105,087
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	$18,289,000	$18,003,509
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	15,631,000	15,489,539
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (a) (c)	12,960,000	12,832,214
4.45%, 9/29/2027	15,891,000	15,901,170
SOFR + 1.14%, 4.64%, 5/7/2028 (c)	19,919,000	19,977,562
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	1,904,000	1,911,407
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	33,772,000	34,015,158
6.63%, 1/15/2028	1,905,000	2,015,204
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (c)	2,674,000	2,678,840
Citizens Financial Group, Inc. 2.85%, 7/27/2026	1,299,000	1,276,229
Commonwealth Bank of Australia:
4.42%, 3/14/2028 (a)	3,881,000	3,917,287
4.58%, 11/27/2026 (a)	4,706,000	4,739,601
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	4,593,000	4,559,196
4.33%, 8/28/2026	2,391,000	2,396,523
4.37%, 5/27/2027	5,522,000	5,557,286
4.88%, 1/21/2028	8,256,000	8,429,459
5.04%, 3/5/2027 (a)	3,357,000	3,408,362
5.50%, 10/5/2026	3,549,000	3,607,417
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	13,700,000	13,293,795
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	3,914,000	3,801,199
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	2,844,000	2,811,806
5.37%, 9/9/2027 (a)	2,340,000	2,397,611
SOFR + 1.21%, 5.37%, 1/10/2029 (a) (c)	10,073,000	10,251,896
SOFR + 1.59%, 5.71%, 2/8/2028 (a) (c)	4,199,000	4,269,291
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	5,727,000	6,012,777
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	5,854,000	6,003,218
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	3,218,000	3,106,754
2.55%, 5/5/2027	3,259,000	3,156,700
3.95%, 3/14/2028	4,030,000	3,991,634
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	1,207,000	1,199,082

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	$2,591,000	$2,701,247
Fifth Third Bank NA:
Series BKNT, 2.25%, 2/1/2027 (a)	3,827,000	3,711,769
SOFR + 0.81%, 4.97%, 1/28/2028 (c)	4,211,000	4,242,667
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	2,289,000	2,375,845
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (a) (c)	17,272,000	16,900,825
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	21,392,000	20,656,757
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	21,529,000	20,852,128
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	14,008,000	13,606,251
3.50%, 11/16/2026 (a)	11,119,400	10,992,305
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	14,180,000	13,989,563
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	6,883,000	6,787,739
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	14,493,000	14,255,315
3.85%, 1/26/2027	8,411,000	8,356,076
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	24,000,000	23,865,360
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	13,755,000	13,771,644
SOFR + 1.32%, 4.94%, 4/23/2028 (c)	16,108,000	16,241,696
5.95%, 1/15/2027	3,507,000	3,604,004
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	10,841,000	10,269,896
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	3,860,000	3,740,379
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	500,000	495,880
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	14,100,000	14,119,599
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	5,342,000	5,359,949
SOFR + 1.03%, 4.90%, 3/3/2029 (a) (c)	35,838,000	36,132,230
SOFR + 1.04%, 5.13%, 11/19/2028 (c)	1,000,000	1,012,720
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	9,698,000	9,834,645
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	14,821,000	15,104,378
Security Description	Principal Amount	Value
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	$10,884,000	$11,036,920
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	16,243,000	16,888,172
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	19,535,000	20,737,770
HSBC USA, Inc. 4.65%, 6/3/2028	4,115,000	4,148,208
Huntington Bancshares, Inc. SOFR + 1.97%, 4.44%, 8/4/2028 (c)	3,167,000	3,165,638
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	4,452,000	4,465,668
SOFR + 0.72%, 4.87%, 4/12/2028 (c)	3,736,000	3,762,077
ING Groep NV:
3.95%, 3/29/2027	10,141,000	10,093,743
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	1,010,000	1,003,597
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	10,410,000	10,518,056
SOFR + 1.56%, 6.08%, 9/11/2027 (c)	1,185,000	1,206,875
JPMorgan Chase & Co.:
Series MTN, 1.05%, 6/23/2027	1,000	945
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	15,139,000	14,605,502
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	14,800,000	13,889,652
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	4,355,000	4,183,326
2.95%, 10/1/2026	6,835,000	6,735,551
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	9,783,000	9,560,535
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (a) (c)	4,641,000	4,545,720
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	20,129,000	19,834,513
3.63%, 12/1/2027	5,686,000	5,608,784
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	24,944,000	24,725,989
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	20,200,000	20,015,170
4.13%, 12/15/2026	14,651,500	14,636,995
4.25%, 10/1/2027	4,354,000	4,373,071
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	29,723,000	29,702,788
SOFR + 0.86%, 4.51%, 10/22/2028 (a) (c)	6,561,000	6,580,552
SOFR + 1.99%, 4.85%, 7/25/2028 (a) (c)	17,711,000	17,894,309

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 0.80%, 4.92%, 1/24/2029 (a) (c)	$7,550,000	$7,650,491
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	8,051,000	8,153,650
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	15,363,000	15,527,845
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	12,842,000	13,104,619
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	7,824,000	7,991,668
7.63%, 10/15/2026	2,377,000	2,480,732
8.00%, 4/29/2027	3,630,000	3,874,444
JPMorgan Chase Bank NA 5.11%, 12/8/2026	21,260,000	21,531,915
KeyBank NA:
4.39%, 12/14/2027	2,286,000	2,286,709
5.85%, 11/15/2027 (a)	4,883,000	5,040,233
6.95%, 2/1/2028 (a)	653,000	688,464
KeyCorp:
Series MTN, 2.25%, 4/6/2027	1,667,000	1,607,738
Series MTN, 4.10%, 4/30/2028 (a)	3,226,000	3,205,773
Lloyds Banking Group PLC:
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	9,631,000	9,425,474
3.75%, 1/11/2027	5,527,000	5,478,528
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	3,993,000	3,943,447
4.38%, 3/22/2028	3,605,000	3,600,350
4.58%, 12/10/2025	7,238,000	7,228,301
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	6,335,000	6,392,142
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	6,337,000	6,420,268
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (c)	8,680,000	8,797,180
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (a) (c)	10,098,000	10,441,332
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (c)	5,543,000	5,626,367
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	2,526,000	2,530,143
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	1,616,000	1,629,332
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	3,011,000	2,939,579
4.70%, 1/27/2028	3,133,000	3,160,727
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	4,085,000	4,111,920
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	26,232,000	25,449,499
Security Description	Principal Amount	Value
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	$4,436,000	$4,282,160
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	16,422,000	15,907,335
2.76%, 9/13/2026 (a)	3,831,000	3,762,885
3.29%, 7/25/2027 (a)	3,684,000	3,620,635
3.68%, 2/22/2027 (a)	3,701,000	3,667,543
3.96%, 3/2/2028 (a)	4,378,000	4,351,863
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (c)	4,014,000	3,991,200
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (a) (c)	4,022,000	4,071,511
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (c)	3,580,000	3,657,865
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	4,574,000	4,689,082
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (a) (c)	5,398,000	5,241,890
2.84%, 9/13/2026 (a)	1,670,000	1,641,593
3.17%, 9/11/2027 (a)	3,760,000	3,674,535
3.66%, 2/28/2027 (a)	3,726,000	3,690,379
4.02%, 3/5/2028 (a)	3,794,000	3,776,927
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	6,502,000	6,642,118
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	2,800,000	2,898,280
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	48,858,000	47,402,520
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	7,784,000	7,558,030
Series MTN, 3.13%, 7/27/2026 (a)	12,360,000	12,205,871
3.59%, 7/22/2028 (c)	4,165,000	4,091,696
3.63%, 1/20/2027 (a)	1,298,000	1,287,201
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	13,380,000	13,174,885
3.95%, 4/23/2027	7,562,000	7,513,906
SOFR + 1.61%, 4.21%, 4/20/2028 (a) (c)	10,967,000	10,940,021
Series GMTN, 4.35%, 9/8/2026 (a)	7,271,000	7,260,821
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	14,507,000	14,719,818
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	3,219,000	3,275,204
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	12,745,000	12,995,567
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	5,037,000	5,148,872
Series MTN, 6.25%, 8/9/2026	3,655,000	3,728,392
SOFR + 2.24%, 6.30%, 10/18/2028 (a) (c)	9,687,000	10,092,110

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (c)	$32,224,000	$32,270,403
SOFR + 1.08%, 4.95%, 1/14/2028 (a) (c)	18,300,000	18,453,903
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	7,704,000	7,797,527
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	2,881,000	2,925,627
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	12,126,000	12,383,071
5.88%, 10/30/2026 (a)	9,187,000	9,383,234
National Australia Bank Ltd.:
2.50%, 7/12/2026	4,477,000	4,401,921
3.91%, 6/9/2027 (a)	3,839,000	3,829,095
4.31%, 6/13/2028	10,110,000	10,175,917
4.50%, 10/26/2027	9,728,000	9,821,681
4.90%, 6/13/2028	2,750,000	2,818,035
4.94%, 1/12/2028 (a)	3,656,000	3,733,361
5.09%, 6/11/2027 (a)	4,068,000	4,143,502
National Bank of Canada:
SOFR + 0.80%, 4.95%, 2/1/2028 (a) (c)	4,807,000	4,843,533
SOFR + 1.04%, 5.60%, 7/2/2027 (a) (c)	3,790,000	3,831,652
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	2,796,000	2,726,016
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	6,641,000	6,705,218
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (c)	25,000	25,539
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (a) (c)	9,037,000	9,197,497
Northern Trust Corp.:
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	2,718,000	2,639,260
4.00%, 5/10/2027 (a)	3,487,000	3,483,652
PNC Bank NA:
3.10%, 10/25/2027 (a)	4,094,000	3,993,902
3.25%, 1/22/2028	3,926,000	3,832,326
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	2,423,000	2,341,393
2.60%, 7/23/2026	3,787,000	3,726,029
3.15%, 5/19/2027	4,582,000	4,498,974
SOFR + 0.80%, 5.10%, 7/23/2027 (c)	3,486,000	3,512,250
SOFR + 1.34%, 5.30%, 1/21/2028 (a) (c)	4,617,000	4,686,763
SOFR + 1.62%, 5.35%, 12/2/2028 (a) (c)	6,094,000	6,237,392
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	16,250,000	16,831,912
Security Description	Principal Amount	Value
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	$9,089,000	$9,345,855
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	3,529,000	3,421,718
Series GMTN, 1.40%, 11/2/2026 (a)	3,279,000	3,166,104
2.05%, 1/21/2027	3,399,000	3,295,976
3.63%, 5/4/2027 (a)	4,267,000	4,227,445
Series GMTN, 4.24%, 8/3/2027 (a)	6,372,000	6,381,367
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (c)	5,594,000	5,603,678
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (a) (c)	3,730,000	3,745,927
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (c)	10,501,000	10,570,307
Series GMTN, 4.88%, 1/19/2027	3,952,000	3,992,706
Series GMTN, 4.90%, 1/12/2028	5,080,000	5,171,389
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	6,566,000	6,660,616
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (a) (c)	10,035,000	10,108,055
Series GMTN, 5.20%, 7/20/2026	3,918,000	3,958,865
Series MTN, 6.00%, 11/1/2027	8,426,000	8,757,732
Santander Holdings USA, Inc.:
3.24%, 10/5/2026 (a)	3,550,000	3,495,401
4.40%, 7/13/2027 (a)	3,403,000	3,398,304
SOFR + 1.61%, 5.47%, 3/20/2029 (a) (c)	20,066,000	20,394,480
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	7,476,000	7,793,954
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	300,000	314,487
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	12,584,000	12,198,930
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	3,101,000	3,040,686
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	6,581,000	6,876,684
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027 (a)	2,491,000	2,531,479

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	$14,341,000	$13,848,530
2.17%, 1/14/2027	3,126,000	3,028,313
2.63%, 7/14/2026	12,744,000	12,521,617
3.01%, 10/19/2026	5,017,000	4,934,420
3.35%, 10/18/2027 (a)	3,714,000	3,642,951
3.36%, 7/12/2027 (a)	5,196,000	5,111,409
3.45%, 1/11/2027 (a)	6,786,000	6,705,043
3.54%, 1/17/2028	5,968,000	5,862,665
5.52%, 1/13/2028	8,840,000	9,096,360
5.88%, 7/13/2026	3,812,000	3,869,256
Synchrony Bank 5.63%, 8/23/2027 (a)	3,241,000	3,305,658
Synovus Bank 5.63%, 2/15/2028	2,471,000	2,498,354
Toronto-Dominion Bank:
Series MTN, 1.25%, 9/10/2026	7,030,000	6,786,692
1.95%, 1/12/2027 (a)	879,000	849,879
Series MTN, 2.80%, 3/10/2027	10,233,000	9,995,697
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	4,475,000	4,423,761
4.11%, 6/8/2027	8,952,000	8,929,889
4.57%, 12/17/2026 (a)	12,114,000	12,162,941
Series MTN, 4.57%, 6/2/2028	15,060,000	15,164,968
Series MTN, 4.69%, 9/15/2027	6,170,000	6,228,245
4.86%, 1/31/2028	4,647,000	4,709,595
Series GMTN, 4.98%, 4/5/2027	5,321,000	5,389,588
5.16%, 1/10/2028	4,301,000	4,390,848
5.26%, 12/11/2026	2,951,000	2,992,019
Series MTN, 5.53%, 7/17/2026 (a)	7,615,000	7,708,665
Truist Bank 3.80%, 10/30/2026	4,825,000	4,779,645
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	4,024,000	3,784,411
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	2,750,000	2,558,710
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	2,428,000	2,420,570
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	9,915,000	10,027,436
U.S. Bancorp:
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a) (c)	9,060,000	8,755,493
Series X, 3.15%, 4/27/2027	5,087,000	4,997,774
Series MTN, 3.90%, 4/26/2028	699,000	694,589
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	8,981,000	9,003,183
Security Description	Principal Amount	Value
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	$3,641,000	$3,664,885
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	9,800,000	10,171,126
SOFR + 1.88%, 6.79%, 10/26/2027 (c)	9,255,000	9,530,151
U.S. Bank NA:
SOFR + 0.69%, 4.51%, 10/22/2027 (c)	10,751,000	10,763,256
SOFR + 0.91%, 4.73%, 5/15/2028 (c)	13,137,000	13,207,414
UBS AG:
1.25%, 8/7/2026	7,362,000	7,123,692
5.00%, 7/9/2027	14,373,000	14,593,769
7.50%, 2/15/2028	15,555,000	16,775,756
Wachovia Corp. 7.57%, 8/1/2026 (d)	692,000	713,916
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	15,446,000	14,885,156
3.00%, 10/23/2026	14,815,000	14,561,219
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	15,869,000	15,659,053
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	16,944,000	16,687,468
Series GMTN, 4.30%, 7/22/2027	16,294,000	16,295,304
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	11,844,000	11,941,831
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (c)	10,353,000	10,428,370
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	15,836,000	16,060,554
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	21,597,000	22,083,796
Wells Fargo Bank NA:
5.25%, 12/11/2026	14,004,000	14,209,439
5.45%, 8/7/2026	22,678,000	22,970,773
Westpac Banking Corp.:
2.70%, 8/19/2026	3,746,000	3,688,049
3.35%, 3/8/2027	4,676,000	4,624,237
3.40%, 1/25/2028 (a)	8,569,000	8,440,208
4.04%, 8/26/2027 (a)	4,810,000	4,813,127
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	3,775,000	3,751,029
Series GMTN, 4.60%, 10/20/2026	6,614,000	6,656,263
5.46%, 11/18/2027 (a)	4,216,000	4,348,930
		2,833,243,553
BEVERAGES — 1.3%
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	3,027,000	2,809,450
1.45%, 6/1/2027	7,380,000	7,045,834
1.50%, 3/5/2028	1,987,000	1,868,972

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.90%, 5/25/2027 (a)	$5,039,000	$4,947,139
3.38%, 3/25/2027 (a)	5,588,000	5,541,676
Constellation Brands, Inc.:
3.50%, 5/9/2027	5,109,000	5,030,526
3.60%, 2/15/2028 (a)	5,415,000	5,319,804
3.70%, 12/6/2026	3,315,000	3,288,513
4.35%, 5/9/2027	3,800,000	3,800,532
Diageo Capital PLC:
3.88%, 5/18/2028	751,000	746,411
5.30%, 10/24/2027	3,959,000	4,059,004
5.38%, 10/5/2026	6,389,000	6,469,054
Keurig Dr. Pepper, Inc.:
2.55%, 9/15/2026	1,978,000	1,938,658
3.43%, 6/15/2027	2,950,000	2,903,154
4.35%, 5/15/2028	10,407,000	10,422,402
4.60%, 5/25/2028	2,201,000	2,218,542
5.10%, 3/15/2027	3,765,000	3,811,761
Pepsico Singapore Financing I Pte. Ltd. 4.65%, 2/16/2027	3,718,000	3,752,354
PepsiCo, Inc.:
2.38%, 10/6/2026 (a)	3,553,000	3,483,006
2.63%, 3/19/2027	2,218,000	2,168,849
3.00%, 10/15/2027	5,851,000	5,723,507
3.60%, 2/18/2028 (a)	10,378,000	10,292,382
4.40%, 2/7/2027	2,241,000	2,256,463
4.45%, 2/7/2028 (a)	3,441,000	3,483,496
4.45%, 5/15/2028 (a)	2,850,000	2,893,434
5.13%, 11/10/2026	3,652,000	3,699,732
		109,974,655
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
2.20%, 2/21/2027	10,952,000	10,597,484
2.60%, 8/19/2026	8,863,000	8,703,466
3.20%, 11/2/2027	3,807,000	3,709,389
5.15%, 3/2/2028	17,281,000	17,654,442
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027 (a)	7,277,000	7,136,772
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	3,831,000	3,594,972
2.95%, 3/1/2027 (a)	5,391,000	5,294,501
Illumina, Inc. 5.75%, 12/13/2027	7,048,000	7,223,213
Royalty Pharma PLC 1.75%, 9/2/2027 (a)	3,516,000	3,329,371
		67,243,610
BUILDING MATERIALS — 0.1%
Lennox International, Inc. 1.70%, 8/1/2027	5,432,000	5,129,112
CHEMICALS — 0.8%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027 (a)	3,720,000	3,573,469
4.30%, 6/11/2028	4,060,000	4,080,909
Security Description	Principal Amount	Value
Albemarle Corp. 4.65%, 6/1/2027	$5,306,000	$5,287,906
Ecolab, Inc.:
1.65%, 2/1/2027	3,612,000	3,478,211
2.70%, 11/1/2026	2,911,000	2,857,583
3.25%, 12/1/2027	3,726,000	3,656,287
4.30%, 6/15/2028	3,320,000	3,344,668
5.25%, 1/15/2028	2,551,000	2,626,612
FMC Corp. 3.20%, 10/1/2026	3,773,000	3,703,350
LYB International Finance II BV 3.50%, 3/2/2027 (a)	3,105,000	3,060,009
Mosaic Co. 4.05%, 11/15/2027	3,304,000	3,280,938
Nutrien Ltd.:
4.00%, 12/15/2026	3,675,000	3,653,905
4.50%, 3/12/2027	3,251,000	3,259,615
4.90%, 3/27/2028	575,000	583,125
5.20%, 6/21/2027	2,593,000	2,632,154
RPM International, Inc. 3.75%, 3/15/2027	2,021,000	1,996,728
Sherwin-Williams Co.:
3.45%, 6/1/2027 (a)	5,086,000	5,017,288
4.55%, 3/1/2028 (a)	3,881,000	3,914,998
Westlake Corp. 3.60%, 8/15/2026	3,718,000	3,680,002
		63,687,757
COMMERCIAL SERVICES — 0.8%
Automatic Data Processing, Inc. 1.70%, 5/15/2028	7,710,000	7,251,101
Cintas Corp. No. 2:
3.70%, 4/1/2027 (a)	3,311,000	3,286,797
4.20%, 5/1/2028 (a)	3,157,000	3,165,398
Equifax, Inc.:
5.10%, 12/15/2027	4,967,500	5,046,185
5.10%, 6/1/2028	3,100,000	3,159,706
Global Payments, Inc.:
2.15%, 1/15/2027	3,863,000	3,737,761
4.95%, 8/15/2027	2,896,000	2,929,680
GXO Logistics, Inc. 1.65%, 7/15/2026	3,468,000	3,353,452
Leland Stanford Junior University 1.29%, 6/1/2027 (a)	2,129,000	2,032,471
Moody's Corp. 3.25%, 1/15/2028	1,425,000	1,395,303
PayPal Holdings, Inc.:
2.65%, 10/1/2026 (a)	5,700,000	5,597,514
3.90%, 6/1/2027 (a)	5,006,000	4,989,831
4.45%, 3/6/2028 (a)	6,033,000	6,083,195
Quanta Services, Inc. 4.75%, 8/9/2027 (a)	3,509,000	3,538,651
S&P Global, Inc.:
2.45%, 3/1/2027	6,764,000	6,582,860

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.95%, 1/22/2027	$3,686,000	$3,623,780
		65,773,685
COMPUTERS — 1.8%
Apple, Inc.:
0.55%, 8/20/2025	200	199
1.20%, 2/8/2028	18,842,000	17,589,007
2.45%, 8/4/2026	25,364,000	24,934,334
2.90%, 9/12/2027 (a)	6,582,000	6,442,264
3.00%, 6/20/2027 (a)	2,282,000	2,242,772
3.00%, 11/13/2027 (a)	5,038,000	4,942,631
3.20%, 5/11/2027 (a)	7,554,000	7,459,046
3.35%, 2/9/2027 (a)	8,742,000	8,655,542
CGI, Inc. 1.45%, 9/14/2026 (a)	3,532,000	3,412,159
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	11,206,000	11,258,108
5.25%, 2/1/2028	4,380,000	4,485,646
6.10%, 7/15/2027	2,683,000	2,772,719
Dell, Inc. 7.10%, 4/15/2028	2,862,000	3,057,589
DXC Technology Co. 1.80%, 9/15/2026 (a)	5,359,000	5,178,027
HP, Inc.:
3.00%, 6/17/2027	3,623,000	3,536,338
4.75%, 1/15/2028	3,406,000	3,445,646
International Business Machines Corp.:
1.70%, 5/15/2027	4,011,000	3,835,158
2.20%, 2/9/2027	6,368,000	6,175,750
3.30%, 1/27/2027 (a)	545,000	538,024
4.15%, 7/27/2027	10,379,000	10,381,906
4.50%, 2/6/2028	4,562,000	4,602,967
6.22%, 8/1/2027	1,841,000	1,916,591
6.50%, 1/15/2028	3,048,000	3,223,839
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	4,382,000	4,246,465
NetApp, Inc. 2.38%, 6/22/2027 (a)	3,097,000	2,977,858
		147,310,585
CONSTRUCTION MATERIALS — 0.4%
Amrize Finance U.S. LLC:
4.60%, 4/7/2027 (e)	1,622,000	1,628,796
4.70%, 4/7/2028 (e)	3,352,000	3,382,000
Carrier Global Corp. 2.49%, 2/15/2027	1,533,000	1,492,084
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	4,853,000	4,770,839
3.50%, 12/15/2027	3,148,000	3,089,825
Masco Corp.:
1.50%, 2/15/2028	9,154,000	8,496,102
3.50%, 11/15/2027	457,000	447,261
Owens Corning:
3.40%, 8/15/2026 (a)	3,242,000	3,206,760
5.50%, 6/15/2027	3,703,000	3,785,021
Security Description	Principal Amount	Value
Vulcan Materials Co. 3.90%, 4/1/2027	$3,728,000	$3,703,992
		34,002,680
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.05%, 3/22/2028	4,355,000	4,460,086
Unilever Capital Corp. 4.88%, 9/8/2028	7,000,000	7,172,620
		11,632,706
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 5.75%, 6/15/2028	4,582,000	4,720,926
DIVERSIFIED FINANCIAL SERVICES — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	14,818,000	14,437,177
3.65%, 7/21/2027	5,354,000	5,275,564
3.88%, 1/23/2028	2,960,000	2,914,682
4.63%, 10/15/2027	4,604,000	4,622,600
4.88%, 4/1/2028	2,053,000	2,074,331
5.75%, 6/6/2028	5,000,000	5,174,100
6.10%, 1/15/2027	4,607,000	4,709,460
6.45%, 4/15/2027 (a)	1,683,000	1,738,202
6.50%, 7/15/2025	9,823,000	9,829,090
Air Lease Corp.:
1.88%, 8/15/2026	4,716,000	4,585,367
2.20%, 1/15/2027 (a)	2,957,000	2,863,795
3.63%, 4/1/2027 (a)	3,376,000	3,338,999
3.63%, 12/1/2027	5,291,000	5,210,312
5.30%, 2/1/2028 (a)	4,606,000	4,708,576
5.85%, 12/15/2027 (a)	3,659,000	3,785,601
Ally Financial, Inc.:
4.75%, 6/9/2027 (a)	4,839,000	4,866,921
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	3,500,000	3,680,250
7.10%, 11/15/2027 (a)	3,712,000	3,913,153
American Express Co.:
1.65%, 11/4/2026 (a)	3,968,000	3,837,850
2.55%, 3/4/2027 (a)	6,411,000	6,243,865
3.30%, 5/3/2027	15,111,000	14,881,162
SOFR + 1.26%, 4.73%, 4/25/2029 (a) (c)	9,998,000	10,106,578
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	5,116,000	5,188,084
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	12,925,000	13,072,991
SOFR + 0.97%, 5.39%, 7/28/2027 (a) (c)	5,599,000	5,653,590
5.85%, 11/5/2027 (a)	5,519,000	5,717,905
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027 (a)	1,360,000	1,341,382
Ameriprise Financial, Inc. 2.88%, 9/15/2026	1,905,000	1,877,111

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	$2,329,000	$2,188,887
BGC Group, Inc. 8.00%, 5/25/2028	402,000	429,963
BlackRock Funding, Inc. 4.60%, 7/26/2027 (a)	8,954,000	9,064,671
Blackrock, Inc. 3.20%, 3/15/2027	2,290,000	2,259,772
Brookfield Finance, Inc. 3.90%, 1/25/2028	13,748,000	13,586,736
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	6,078,000	5,872,138
3.65%, 5/11/2027	5,814,000	5,750,627
3.75%, 7/28/2026 (a)	5,697,000	5,643,961
3.75%, 3/9/2027	4,983,000	4,943,734
3.80%, 1/31/2028	6,679,000	6,593,308
4.10%, 2/9/2027 (a)	3,503,000	3,486,956
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	13,303,000	13,405,167
SOFR + 2.08%, 5.47%, 2/1/2029 (a) (c)	3,827,000	3,918,427
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	12,600,000	13,228,488
SOFR + 2.44%, 7.15%, 10/29/2027 (c)	8,782,000	9,078,041
Cboe Global Markets, Inc. 3.65%, 1/12/2027	3,702,000	3,671,459
Charles Schwab Corp.:
2.00%, 3/20/2028 (a)	3,594,000	3,401,290
2.45%, 3/3/2027 (a)	10,384,000	10,092,833
3.20%, 3/2/2027	4,014,000	3,953,148
3.20%, 1/25/2028	1,797,000	1,759,353
3.30%, 4/1/2027	4,286,000	4,229,039
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	8,750,000	9,066,400
5.88%, 8/24/2026 (a)	692,000	703,729
CME Group, Inc. 3.75%, 6/15/2028	1,750,000	1,739,028
Eaton Vance Corp. 3.50%, 4/6/2027	3,906,000	3,855,613
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027	5,899,000	5,764,444
4.00%, 9/15/2027	7,109,000	7,078,076
Jefferies Financial Group, Inc.:
4.85%, 1/15/2027	3,910,000	3,943,079
6.45%, 6/8/2027	1,882,000	1,950,185
Lazard Group LLC 3.63%, 3/1/2027	1,899,000	1,866,736
LPL Holdings, Inc.:
4.90%, 4/3/2028	3,682,000	3,709,284
5.70%, 5/20/2027	3,828,000	3,900,962
Marex Group PLC 5.83%, 5/8/2028	4,002,000	4,051,745
Security Description	Principal Amount	Value
Mastercard, Inc.:
2.95%, 11/21/2026	$3,658,000	$3,607,154
3.30%, 3/26/2027 (a)	3,822,000	3,781,793
3.50%, 2/26/2028	1,193,000	1,178,481
4.10%, 1/15/2028	3,673,000	3,686,517
4.55%, 3/15/2028	4,584,000	4,648,084
4.88%, 3/9/2028	2,849,000	2,915,410
Nasdaq, Inc. 5.35%, 6/28/2028	8,250,000	8,497,665
Nomura Holdings, Inc.:
2.33%, 1/22/2027	3,769,000	3,645,000
5.39%, 7/6/2027	3,615,000	3,676,130
5.59%, 7/2/2027	4,563,000	4,664,709
5.84%, 1/18/2028	4,133,000	4,258,230
ORIX Corp.:
3.70%, 7/18/2027 (a)	2,041,000	2,013,834
5.00%, 9/13/2027	2,657,000	2,688,804
Radian Group, Inc. 4.88%, 3/15/2027	3,423,000	3,427,895
Synchrony Financial 3.95%, 12/1/2027	6,840,000	6,725,293
Visa, Inc.:
0.75%, 8/15/2027	2,471,000	2,318,613
1.90%, 4/15/2027	8,175,000	7,896,478
2.75%, 9/15/2027	4,150,000	4,054,135
Voya Financial, Inc. 3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	1,641,000	1,569,748
		405,089,950
ELECTRIC — 5.6%
AEP Texas, Inc. 3.95%, 6/1/2028	1,600,000	1,580,368
AEP Transmission Co. LLC 3.10%, 12/1/2026	3,806,000	3,748,377
AES Corp. 5.45%, 6/1/2028	5,350,000	5,468,984
Alabama Power Co. 3.75%, 9/1/2027 (a)	3,797,000	3,779,230
Ameren Corp.:
1.75%, 3/15/2028	4,026,000	3,758,311
1.95%, 3/15/2027	2,372,000	2,285,920
5.70%, 12/1/2026	3,690,000	3,750,848
Ameren Illinois Co. 3.80%, 5/15/2028	1,250,000	1,240,725
American Electric Power Co., Inc.:
3.20%, 11/13/2027	15,000	14,640
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	1,183,000	1,134,674
5.75%, 11/1/2027 (a)	3,166,000	3,266,172
Appalachian Power Co. Series X, 3.30%, 6/1/2027	1,383,000	1,356,391
Arizona Public Service Co. 2.95%, 9/15/2027	2,194,000	2,123,287

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Baltimore Gas & Electric Co. 2.40%, 8/15/2026 (a)	$2,217,000	$2,174,788
Berkshire Hathaway Energy Co. 3.25%, 4/15/2028	2,616,000	2,559,024
Black Hills Corp.:
3.15%, 1/15/2027	4,309,000	4,217,606
5.95%, 3/15/2028	3,478,000	3,603,382
CenterPoint Energy Houston Electric LLC:
Series Z, 2.40%, 9/1/2026	3,564,000	3,485,164
Series AA, 3.00%, 2/1/2027	2,220,000	2,174,490
CMS Energy Corp. 3.45%, 8/15/2027	2,874,000	2,822,584
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027 (a)	2,115,000	2,063,457
Connecticut Light & Power Co. Series A, 3.20%, 3/15/2027	3,232,000	3,187,269
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	446,000	436,268
3.80%, 5/15/2028 (a)	910,000	902,356
Constellation Energy Generation LLC 5.60%, 3/1/2028 (a)	500,000	517,355
Consumers Energy Co. 4.65%, 3/1/2028	2,395,000	2,425,943
Dominion Energy, Inc.:
Series D, 2.85%, 8/15/2026	3,262,000	3,205,111
Series B, 3.60%, 3/15/2027	1,129,000	1,116,863
4.25%, 6/1/2028	1,750,000	1,747,445
4.60%, 5/15/2028	3,625,000	3,651,644
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	830,000	783,213
4.25%, 5/14/2027	2,820,000	2,824,653
4.85%, 12/1/2026	2,503,000	2,532,085
DTE Energy Co.:
2.85%, 10/1/2026	3,163,000	3,106,572
4.88%, 6/1/2028	5,750,000	5,835,330
4.95%, 7/1/2027	5,559,000	5,625,041
Duke Energy Carolinas LLC 2.95%, 12/1/2026	3,610,000	3,553,937
Duke Energy Corp.:
2.65%, 9/1/2026	4,577,000	4,491,319
3.15%, 8/15/2027 (a)	4,688,000	4,592,974
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	2,020,000	1,939,180
4.30%, 3/15/2028	4,535,000	4,544,342
4.85%, 1/5/2027	3,673,000	3,709,179
5.00%, 12/8/2027	3,521,000	3,584,519
Duke Energy Florida LLC 3.20%, 1/15/2027	3,609,000	3,563,202
Duke Energy Progress LLC 4.35%, 3/6/2027	1,851,000	1,860,274
Security Description	Principal Amount	Value
Edison International:
4.13%, 3/15/2028 (a)	$5,707,000	$5,509,538
5.75%, 6/15/2027 (a)	7,310,000	7,361,974
Enel Americas SA 4.00%, 10/25/2026	2,753,000	2,733,729
Entergy Arkansas LLC 4.00%, 6/1/2028	1,500,000	1,495,230
Entergy Corp.:
1.90%, 6/15/2028	1,500,000	1,402,830
2.95%, 9/1/2026	3,677,000	3,615,962
Entergy Louisiana LLC:
2.40%, 10/1/2026	1,727,000	1,688,764
3.12%, 9/1/2027	3,024,000	2,957,139
3.25%, 4/1/2028	254,000	247,863
Entergy Mississippi LLC 2.85%, 6/1/2028	500,000	482,055
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026	1,547,000	1,519,649
3.10%, 4/1/2027	1,020,000	1,002,517
4.70%, 3/13/2028	3,312,000	3,347,703
Eversource Energy:
Series U, 1.40%, 8/15/2026	2,423,000	2,341,878
2.90%, 3/1/2027	3,639,000	3,552,974
Series M, 3.30%, 1/15/2028	2,456,000	2,391,604
4.60%, 7/1/2027	1,874,000	1,882,958
5.00%, 1/1/2027	3,036,000	3,063,354
5.45%, 3/1/2028	4,395,000	4,508,962
Exelon Corp.:
2.75%, 3/15/2027	3,477,000	3,393,204
5.15%, 3/15/2028	2,810,000	2,872,944
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	6,035,000	5,967,891
Florida Power & Light Co.:
Series A, 3.30%, 5/30/2027	2,074,000	2,042,164
4.40%, 5/15/2028	4,830,000	4,868,302
5.05%, 4/1/2028	10,696,000	10,958,908
Fortis, Inc. 3.06%, 10/4/2026	3,957,000	3,888,227
Georgia Power Co.:
3.25%, 3/30/2027	3,463,000	3,414,379
4.65%, 5/16/2028 (a)	5,654,000	5,733,439
5.00%, 2/23/2027	3,726,000	3,780,437
Indiana Michigan Power Co. 3.85%, 5/15/2028	1,321,000	1,307,130
ITC Holdings Corp. 3.35%, 11/15/2027	3,191,000	3,123,032
MidAmerican Energy Co. 3.10%, 5/1/2027	3,365,000	3,311,093
Mississippi Power Co. 3.95%, 3/30/2028	1,641,000	1,633,058
National Grid PLC 5.60%, 6/12/2028	4,500,000	4,657,590
National Rural Utilities Cooperative Finance Corp.:
3.05%, 4/25/2027	3,699,000	3,628,830
3.40%, 2/7/2028 (a)	2,937,000	2,879,112

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.12%, 9/16/2027 (a)	$4,371,000	$4,370,825
4.75%, 2/7/2028	5,357,000	5,429,052
4.80%, 3/15/2028	1,438,000	1,460,936
Series GMTN, 4.80%, 2/5/2027	3,658,000	3,693,044
Series MTN, 5.10%, 5/6/2027	3,905,000	3,967,402
Series MTN, 5.60%, 11/13/2026	3,617,000	3,677,006
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	3,982,000	3,840,082
1.90%, 6/15/2028	9,650,000	9,020,145
3.55%, 5/1/2027	4,907,000	4,843,503
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (c)	357,000	341,810
4.63%, 7/15/2027	4,642,000	4,672,219
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (c)	2,847,000	2,721,163
4.85%, 2/4/2028	6,140,000	6,226,328
4.90%, 2/28/2028	7,757,000	7,865,753
NSTAR Electric Co. 3.20%, 5/15/2027	3,753,000	3,690,062
Oncor Electric Delivery Co. LLC:
4.30%, 5/15/2028 (a)	1,950,000	1,958,775
4.50%, 3/20/2027 (e)	3,443,000	3,461,489
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	4,795,000	4,543,406
3.00%, 6/15/2028	6,250,000	5,938,375
3.30%, 3/15/2027	2,241,000	2,188,964
3.30%, 12/1/2027	7,518,000	7,272,613
5.00%, 6/4/2028	3,625,000	3,636,056
5.45%, 6/15/2027	5,660,000	5,730,467
Pinnacle West Capital Corp. 4.90%, 5/15/2028	1,750,000	1,773,678
Public Service Co. of Colorado 3.70%, 6/15/2028	2,750,000	2,717,495
Public Service Co. of New Hampshire 4.40%, 7/1/2028	5,240,000	5,269,711
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	3,580,000	3,498,949
Series MTN, 3.00%, 5/15/2027	963,000	944,626
Series MTN, 3.70%, 5/1/2028	1,000,000	991,320
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027 (a)	3,741,000	3,872,571
Puget Energy, Inc. 2.38%, 6/15/2028	1,750,000	1,650,023
Sempra:
3.25%, 6/15/2027	3,071,000	3,008,290
Security Description	Principal Amount	Value
3.40%, 2/1/2028	$4,596,000	$4,486,937
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (a) (c)	1,556,000	1,498,148
5.40%, 8/1/2026	5,927,000	5,983,247
Southern California Edison Co.:
Series B, 3.65%, 3/1/2028 (a)	2,641,000	2,567,659
4.40%, 9/6/2026 (a)	3,551,000	3,545,922
Series D, 4.70%, 6/1/2027 (a)	4,167,000	4,181,418
4.88%, 2/1/2027 (a)	3,813,000	3,834,658
5.30%, 3/1/2028	5,656,000	5,728,227
5.85%, 11/1/2027	3,707,000	3,798,785
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	3,905,000	3,659,805
3.25%, 7/1/2026	6,302,000	6,234,443
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (c)	180,000	177,367
4.85%, 6/15/2028	3,250,000	3,306,940
5.11%, 8/1/2027	3,753,000	3,809,670
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	4,929,000	4,824,505
System Energy Resources, Inc. 6.00%, 4/15/2028 (a)	775,000	806,806
Union Electric Co. 2.95%, 6/15/2027 (a)	2,404,000	2,356,593
Virginia Electric & Power Co.:
Series B, 2.95%, 11/15/2026	2,021,000	1,986,542
Series A, 3.50%, 3/15/2027	3,776,000	3,735,974
Series B, 3.75%, 5/15/2027	6,499,000	6,452,532
Series A, 3.80%, 4/1/2028 (a)	1,772,000	1,761,740
WEC Energy Group, Inc.:
1.38%, 10/15/2027	3,926,000	3,680,075
4.75%, 1/15/2028	2,223,000	2,247,920
5.15%, 10/1/2027 (a)	1,842,000	1,875,966
5.60%, 9/12/2026	3,537,000	3,584,785
Wisconsin Power & Light Co. 3.05%, 10/15/2027	2,070,000	2,014,607
Xcel Energy, Inc.:
1.75%, 3/15/2027	1,527,000	1,461,125
3.35%, 12/1/2026	3,662,000	3,609,414
4.00%, 6/15/2028	4,500,000	4,464,990
4.75%, 3/21/2028	1,722,000	1,739,117
		468,602,974
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
0.88%, 10/15/2026	3,304,000	3,174,649
1.80%, 10/15/2027	3,947,000	3,759,162
		6,933,811

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
ELECTRONICS — 1.0%
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/2027	$2,928,000	$2,872,514
Amphenol Corp.:
4.38%, 6/12/2028	4,785,000	4,818,160
5.05%, 4/5/2027	5,201,000	5,282,812
Arrow Electronics, Inc. 3.88%, 1/12/2028	3,571,000	3,502,687
Avnet, Inc. 6.25%, 3/15/2028 (a)	433,000	449,904
Flex Ltd. 6.00%, 1/15/2028	2,671,000	2,756,926
Honeywell International, Inc.:
1.10%, 3/1/2027	5,720,000	5,445,726
2.50%, 11/1/2026	8,547,000	8,358,197
4.65%, 7/30/2027 (a)	8,553,000	8,637,931
4.95%, 2/15/2028	2,667,000	2,725,301
Hubbell, Inc.:
3.15%, 8/15/2027	3,682,000	3,594,111
3.50%, 2/15/2028	3,684,000	3,611,388
Jabil, Inc.:
3.95%, 1/12/2028 (a)	3,397,000	3,361,535
4.25%, 5/15/2027 (a)	5,347,000	5,331,922
Keysight Technologies, Inc. 4.60%, 4/6/2027	3,703,000	3,717,368
TD SYNNEX Corp. 1.75%, 8/9/2026	4,831,000	4,673,171
Trimble, Inc. 4.90%, 6/15/2028	1,000,000	1,015,390
Tyco Electronics Group SA 3.13%, 8/15/2027	9,704,000	9,503,321
Vontier Corp. 2.40%, 4/1/2028	2,633,000	2,482,919
		82,141,283
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	7,536,000	7,312,528
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
3.38%, 11/15/2027	1,991,000	1,956,874
3.95%, 5/15/2028 (a)	5,120,000	5,097,114
Veralto Corp. 5.50%, 9/18/2026 (a)	3,951,000	3,998,373
Waste Management, Inc.:
1.15%, 3/15/2028	2,304,000	2,136,131
3.15%, 11/15/2027	7,702,000	7,545,572
4.50%, 3/15/2028	8,152,000	8,237,351
4.95%, 7/3/2027 (a)	3,224,000	3,279,775
		32,251,190
FOOD — 1.4%
Campbell's Co.:
4.15%, 3/15/2028	3,995,000	3,978,980
5.20%, 3/19/2027	4,066,000	4,125,689
Security Description	Principal Amount	Value
Conagra Brands, Inc.:
1.38%, 11/1/2027	$10,423,000	$9,726,431
5.30%, 10/1/2026	3,507,000	3,542,877
Flowers Foods, Inc. 3.50%, 10/1/2026	3,769,000	3,714,123
General Mills, Inc.:
3.20%, 2/10/2027	5,198,000	5,112,753
4.20%, 4/17/2028	2,010,000	2,006,744
4.70%, 1/30/2027 (a)	4,635,000	4,661,512
Hershey Co.:
2.30%, 8/15/2026 (a)	3,734,000	3,662,643
4.25%, 5/4/2028	1,000,000	1,008,070
4.55%, 2/24/2028 (a)	1,827,000	1,850,532
Hormel Foods Corp.:
1.70%, 6/3/2028	600,000	561,006
4.80%, 3/30/2027	6,616,000	6,685,997
Ingredion, Inc. 3.20%, 10/1/2026	3,957,000	3,895,469
J.M. Smucker Co. 3.38%, 12/15/2027 (a)	3,358,000	3,299,873
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	4,159,000	4,033,814
5.13%, 2/1/2028	4,504,000	4,616,014
Kellanova:
3.40%, 11/15/2027	3,123,000	3,076,030
4.30%, 5/15/2028	3,600,000	3,621,312
Kraft Heinz Foods Co. 3.88%, 5/15/2027	11,759,000	11,667,515
Kroger Co.:
2.65%, 10/15/2026	3,894,000	3,815,575
3.70%, 8/1/2027 (a)	3,949,000	3,913,341
McCormick & Co., Inc. 3.40%, 8/15/2027	3,492,000	3,431,973
Mondelez International, Inc.:
2.63%, 3/17/2027	3,931,000	3,831,821
4.25%, 5/6/2028	8,212,000	8,224,400
Sysco Corp. 3.25%, 7/15/2027	3,521,000	3,454,171
Tyson Foods, Inc. 3.55%, 6/2/2027	3,447,000	3,400,155
		114,918,820
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,000,000	980,760
Suzano International Finance BV 5.50%, 1/17/2027	3,409,000	3,446,260
		4,427,020
GAS — 0.4%
Atmos Energy Corp. 3.00%, 6/15/2027	2,445,000	2,397,176

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
CenterPoint Energy Resources Corp.:
4.00%, 4/1/2028	$795,000	$788,640
5.25%, 3/1/2028	2,989,000	3,061,035
National Fuel Gas Co.:
3.95%, 9/15/2027 (a)	3,264,000	3,215,171
5.50%, 10/1/2026	3,923,000	3,964,976
NiSource, Inc.:
3.49%, 5/15/2027	3,925,000	3,866,164
5.25%, 3/30/2028 (a)	4,870,000	4,984,396
Southern California Gas Co. 2.95%, 4/15/2027	3,717,000	3,641,285
Southwest Gas Corp.:
3.70%, 4/1/2028	117,000	114,666
5.45%, 3/23/2028	2,209,000	2,258,459
5.80%, 12/1/2027	2,187,000	2,256,722
		30,548,690
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 4.63%, 6/15/2028	815,000	817,568
Regal Rexnord Corp. 6.05%, 4/15/2028	7,122,000	7,331,529
Snap-on, Inc. 3.25%, 3/1/2027	4,592,000	4,525,462
Stanley Black & Decker, Inc. 6.00%, 3/6/2028 (a)	1,031,000	1,072,477
		13,747,036
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	2,000	1,871
3.75%, 11/30/2026	10,475,000	10,443,575
Agilent Technologies, Inc.:
3.05%, 9/22/2026	2,787,000	2,744,247
4.20%, 9/9/2027	4,896,000	4,895,119
Baxter International, Inc.:
1.92%, 2/1/2027 (a)	9,385,000	9,037,192
2.60%, 8/15/2026	3,860,000	3,787,200
Boston Scientific Corp. 4.00%, 3/1/2028	1,098,000	1,101,371
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,500,000	1,498,515
GE HealthCare Technologies, Inc. 5.65%, 11/15/2027	7,784,000	8,020,789
Medtronic Global Holdings SCA 4.25%, 3/30/2028	6,196,000	6,225,307
Smith & Nephew PLC 5.15%, 3/20/2027 (a)	3,981,000	4,031,559
Solventum Corp. 5.45%, 2/25/2027	7,717,000	7,842,170
Stryker Corp.:
3.65%, 3/7/2028	3,862,000	3,811,331
4.55%, 2/10/2027	4,481,000	4,506,631
4.70%, 2/10/2028 (a)	2,707,000	2,742,651
Security Description	Principal Amount	Value
Thermo Fisher Scientific, Inc.:
4.80%, 11/21/2027	$3,699,000	$3,758,332
5.00%, 12/5/2026 (a)	11,143,000	11,264,013
Zimmer Biomet Holdings, Inc. 4.70%, 2/19/2027 (a)	6,556,000	6,595,598
		92,307,471
HEALTH CARE SERVICES — 1.6%
Centene Corp. 4.25%, 12/15/2027	5,240,000	5,162,238
Cigna Group:
3.05%, 10/15/2027	3,545,000	3,454,283
3.40%, 3/1/2027	5,924,000	5,839,879
CommonSpirit Health 6.07%, 11/1/2027	3,715,000	3,846,474
Elevance Health, Inc.:
3.65%, 12/1/2027	4,272,000	4,221,932
4.10%, 3/1/2028 (a)	6,987,000	6,967,157
4.50%, 10/30/2026	3,176,000	3,185,973
HCA, Inc.:
3.13%, 3/15/2027 (a)	3,914,000	3,832,667
4.50%, 2/15/2027	4,707,000	4,708,130
5.00%, 3/1/2028	3,354,000	3,402,197
5.20%, 6/1/2028	4,900,000	5,006,820
5.25%, 6/15/2026	17,946,000	17,971,663
Humana, Inc.:
3.95%, 3/15/2027	3,155,000	3,142,979
5.75%, 3/1/2028	4,710,000	4,856,858
Icon Investments Six DAC 5.81%, 5/8/2027	4,179,000	4,266,383
IQVIA, Inc. 5.70%, 5/15/2028	3,897,000	3,997,036
Kaiser Foundation Hospitals 3.15%, 5/1/2027	3,075,000	3,017,559
Laboratory Corp. of America Holdings 3.60%, 9/1/2027	2,498,000	2,469,498
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	1,437,000	1,405,242
Quest Diagnostics, Inc. 4.60%, 12/15/2027	2,531,000	2,554,083
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	2,416,000	2,397,397
4.89%, 6/1/2028	900,000	914,526
UnitedHealth Group, Inc.:
2.95%, 10/15/2027	4,920,000	4,786,520
3.38%, 4/15/2027	1,762,000	1,736,874
3.45%, 1/15/2027 (a)	1,591,000	1,574,120
3.70%, 5/15/2027 (a)	6,344,000	6,286,016
3.85%, 6/15/2028	8,000,000	7,931,200
4.40%, 6/15/2028 (a)	4,115,000	4,134,875
4.60%, 4/15/2027	3,488,000	3,510,149
4.75%, 7/15/2026	2,676,000	2,685,741
5.25%, 2/15/2028 (a)	3,918,000	4,021,435

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Universal Health Services, Inc. 1.65%, 9/1/2026	$3,985,000	$3,847,677
		137,135,581
HOME BUILDERS — 0.3%
DR Horton, Inc.:
1.30%, 10/15/2026	3,940,000	3,790,280
1.40%, 10/15/2027 (a)	3,376,000	3,174,925
Lennar Corp.:
4.75%, 11/29/2027	1,444,000	1,454,108
5.00%, 6/15/2027	3,491,000	3,515,647
Meritage Homes Corp. 5.13%, 6/6/2027	3,108,000	3,143,866
PulteGroup, Inc. 5.00%, 1/15/2027	3,171,000	3,193,641
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	3,441,000	3,424,208
4.88%, 3/15/2027 (a)	3,424,000	3,433,964
		25,130,639
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	5,057,000	4,907,009
HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co. 3.10%, 8/15/2027	1,827,000	1,795,868
Conopco, Inc. Series E, 7.25%, 12/15/2026	3,640,000	3,782,797
Estee Lauder Cos., Inc.:
3.15%, 3/15/2027	2,903,000	2,856,262
4.38%, 5/15/2028	5,708,000	5,727,350
Haleon U.S. Capital LLC 3.38%, 3/24/2027	9,287,000	9,155,032
Procter & Gamble Co.:
1.90%, 2/1/2027 (a)	3,738,000	3,623,542
2.45%, 11/3/2026	3,658,000	3,588,388
2.80%, 3/25/2027	3,649,000	3,580,800
2.85%, 8/11/2027 (a)	12,611,000	12,334,189
3.95%, 1/26/2028	2,826,000	2,841,486
Unilever Capital Corp.:
2.90%, 5/5/2027	6,805,000	6,679,312
3.50%, 3/22/2028 (a)	7,073,000	6,982,819
4.25%, 8/12/2027 (a)	3,985,000	4,002,853
		66,950,698
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	1,885,000	1,847,545
Clorox Co.:
3.10%, 10/1/2027	1,569,000	1,532,897
3.90%, 5/15/2028	2,000,000	1,983,200
Kimberly-Clark Corp. 1.05%, 9/15/2027 (a)	2,414,000	2,268,750
		7,632,392
Security Description	Principal Amount	Value
INSURANCE — 1.3%
Aflac, Inc. 2.88%, 10/15/2026	$1,150,000	$1,130,622
Allstate Corp. 3.28%, 12/15/2026	2,653,000	2,615,805
American National Group, Inc. 5.00%, 6/15/2027 (a)	3,787,000	3,803,436
Aon Corp. 8.21%, 1/1/2027	2,203,000	2,319,649
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/2027	3,192,000	3,111,881
Aon North America, Inc. 5.13%, 3/1/2027	3,440,000	3,482,278
Arch Capital Finance LLC 4.01%, 12/15/2026	3,399,000	3,383,942
Arthur J Gallagher & Co. 4.60%, 12/15/2027 (a)	1,621,000	1,633,806
Assurant, Inc. 4.90%, 3/27/2028 (a)	1,287,000	1,296,833
Athene Holding Ltd. 4.13%, 1/12/2028	6,297,000	6,234,912
AXIS Specialty Finance PLC 4.00%, 12/6/2027 (a)	2,323,000	2,299,421
Berkshire Hathaway Finance Corp. 2.30%, 3/15/2027	2,130,000	2,077,666
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (a)	3,548,000	3,486,442
Brown & Brown, Inc.:
4.60%, 12/23/2026	1,400,000	1,406,524
4.70%, 6/23/2028	1,400,000	1,412,236
CNA Financial Corp. 3.45%, 8/15/2027	2,186,000	2,144,138
Corebridge Financial, Inc.:
3.65%, 4/5/2027	3,819,000	3,771,033
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	6,232,000	6,425,130
Equitable Holdings, Inc. 4.35%, 4/20/2028	7,155,000	7,139,330
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (a)	4,582,000	4,806,106
Fairfax Financial Holdings Ltd. 4.85%, 4/17/2028	2,251,000	2,271,236
Jackson Financial, Inc. 5.17%, 6/8/2027	2,605,000	2,638,526
Lincoln National Corp.:
3.63%, 12/12/2026 (a)	1,715,000	1,694,283
3.80%, 3/1/2028 (a)	2,682,000	2,638,015
Manulife Financial Corp.:
2.48%, 5/19/2027	3,182,000	3,087,590
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	1,176,000	1,162,288
Markel Group, Inc. 3.50%, 11/1/2027	1,767,000	1,733,922

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Marsh & McLennan Cos., Inc. 4.55%, 11/8/2027	$4,887,000	$4,925,314
Mercury General Corp. 4.40%, 3/15/2027	3,046,000	3,019,500
Munich Re America Corp. Series B, 7.45%, 12/15/2026	86,000	90,174
Old Republic International Corp. 3.88%, 8/26/2026 (a)	1,780,000	1,767,807
Principal Financial Group, Inc. 3.10%, 11/15/2026	2,377,000	2,336,876
Progressive Corp.:
2.45%, 1/15/2027	2,164,000	2,110,636
2.50%, 3/15/2027	1,075,000	1,047,190
Prudential Financial, Inc.:
Series MTN, 3.88%, 3/27/2028 (a)	1,987,000	1,977,562
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (c)	2,191,000	2,155,550
Reinsurance Group of America, Inc. 3.95%, 9/15/2026	2,294,000	2,281,429
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	1,973,000	1,942,201
Willis North America, Inc. 4.65%, 6/15/2027	3,272,000	3,292,286
		106,153,575
INTERNET — 1.7%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027 (a)	7,182,000	7,050,354
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	4,010,000	3,764,869
2.00%, 8/15/2026	8,683,000	8,493,363
Amazon.com, Inc.:
1.20%, 6/3/2027	4,474,000	4,246,721
1.65%, 5/12/2028	6,128,000	5,755,479
3.15%, 8/22/2027 (a)	30,765,000	30,260,454
3.30%, 4/13/2027	14,140,000	13,980,925
4.55%, 12/1/2027 (a)	7,770,000	7,873,963
5.20%, 12/3/2025	300	300
Baidu, Inc.:
1.63%, 2/23/2027 (a)	2,551,000	2,443,807
3.63%, 7/6/2027 (a)	2,615,000	2,582,600
4.38%, 3/29/2028 (a)	750,000	751,657
Booking Holdings, Inc. 3.55%, 3/15/2028 (a)	3,866,000	3,805,536
eBay, Inc.:
3.60%, 6/5/2027	3,360,000	3,323,544
5.95%, 11/22/2027 (a)	1,286,000	1,335,627
Expedia Group, Inc.:
3.80%, 2/15/2028 (a)	4,800,000	4,728,816
4.63%, 8/1/2027	2,403,000	2,412,540
Meta Platforms, Inc.:
3.50%, 8/15/2027	13,676,000	13,546,899
Security Description	Principal Amount	Value
4.60%, 5/15/2028 (a)	$11,623,000	$11,838,142
Netflix, Inc.:
4.38%, 11/15/2026 (a)	3,680,000	3,699,246
4.88%, 4/15/2028	11,542,000	11,779,534
VeriSign, Inc. 4.75%, 7/15/2027 (a)	1,841,000	1,841,423
		145,515,799
INVESTMENT COMPANY SECURITY — 2.1%
ARES Capital Corp.:
2.88%, 6/15/2027 (a)	4,343,000	4,197,944
2.88%, 6/15/2028	5,550,000	5,230,209
7.00%, 1/15/2027	9,021,000	9,312,108
ARES Strategic Income Fund:
5.45%, 9/9/2028 (e)	3,980,000	3,980,557
5.70%, 3/15/2028	1,889,000	1,903,640
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	2,642,000	2,559,939
Barings BDC, Inc. 3.30%, 11/23/2026	3,064,000	2,998,216
Blackstone Private Credit Fund:
2.63%, 12/15/2026	7,398,000	7,146,912
3.25%, 3/15/2027	6,649,000	6,464,025
4.95%, 9/26/2027	2,389,000	2,379,301
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (a)	5,189,000	4,957,519
5.35%, 4/13/2028	3,818,000	3,845,490
5.88%, 11/15/2027	5,267,000	5,379,819
Blue Owl Capital Corp.:
2.63%, 1/15/2027	4,007,000	3,871,804
2.88%, 6/11/2028	5,900,000	5,498,328
3.13%, 4/13/2027	5,377,000	5,187,246
3.40%, 7/15/2026	5,156,000	5,070,823
8.45%, 11/15/2026	2,594,000	2,695,062
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	4,422,000	4,303,933
4.70%, 2/8/2027	6,823,000	6,783,017
7.75%, 9/16/2027 (a)	4,230,000	4,435,070
7.95%, 6/13/2028	2,600,000	2,781,194
Blue Owl Technology Finance Corp.:
2.50%, 1/15/2027 (a)	4,324,000	4,142,522
6.10%, 3/15/2028 (e)	5,236,000	5,262,075
FS KKR Capital Corp.:
2.63%, 1/15/2027	8,602,000	8,255,253
3.25%, 7/15/2027	3,432,000	3,291,151
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	9,562,000	9,783,073
Goldman Sachs Private Credit Corp. 5.88%, 5/6/2028 (a) (e)	5,500,000	5,556,705
Golub Capital BDC, Inc.:
2.05%, 2/15/2027 (a)	5,517,000	5,257,646

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.50%, 8/24/2026 (a)	$5,917,000	$5,758,838
HPS Corporate Lending Fund:
5.30%, 6/5/2027 (e)	2,260,000	2,263,684
5.45%, 1/14/2028 (a)	4,644,000	4,658,768
Main Street Capital Corp. 6.50%, 6/4/2027	7,196,000	7,359,493
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	3,242,000	3,221,186
New Mountain Finance Corp. 6.20%, 10/15/2027	3,597,000	3,638,905
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	6,593,000	6,321,302
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026 (a)	3,554,000	3,476,096
		179,228,853
IRON/STEEL — 0.2%
ArcelorMittal SA 6.55%, 11/29/2027	4,204,000	4,382,544
Nucor Corp.:
3.95%, 5/1/2028	7,620,000	7,587,615
4.30%, 5/23/2027	3,739,000	3,751,301
Steel Dynamics, Inc. 1.65%, 10/15/2027 (a)	1,396,000	1,315,828
		17,037,288
IT SERVICES — 0.9%
Accenture Capital, Inc. 3.90%, 10/4/2027 (a)	6,652,000	6,633,441
Apple, Inc.:
4.00%, 5/10/2028 (a)	12,764,000	12,806,632
4.00%, 5/12/2028 (a)	14,540,000	14,570,098
Dell International LLC/EMC Corp. 4.75%, 4/1/2028 (a)	4,757,000	4,813,608
Hewlett Packard Enterprise Co. 4.40%, 9/25/2027	12,510,000	12,523,260
IBM International Capital Pte. Ltd. 4.60%, 2/5/2027 (a)	11,943,000	12,016,808
International Business Machines Corp. 4.65%, 2/10/2028 (a)	8,531,000	8,628,936
		71,992,783
LEISURE TIME — 0.1%
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	6,013,000	5,856,602
7.50%, 10/15/2027 (a)	763,000	806,216
		6,662,818
LODGING — 0.5%
Hyatt Hotels Corp.:
5.05%, 3/30/2028	4,832,000	4,884,621
5.75%, 1/30/2027	3,087,000	3,150,901
Security Description	Principal Amount	Value
Las Vegas Sands Corp.:
5.63%, 6/15/2028	$9,200,000	$9,386,668
5.90%, 6/1/2027	13,175,000	13,452,334
Marriott International, Inc.:
Series X, 4.00%, 4/15/2028	1,500,000	1,486,155
5.00%, 10/15/2027	3,636,000	3,695,376
5.45%, 9/15/2026 (a)	3,003,000	3,037,054
Sands China Ltd. 2.30%, 3/8/2027 (a)	3,036,000	2,912,070
		42,005,179
MACHINERY, CONSTRUCTION & MINING — 0.5%
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027 (a)	3,954,000	3,712,687
Series MTN, 1.70%, 1/8/2027 (a)	2,550,000	2,461,974
2.40%, 8/9/2026	2,230,000	2,187,853
Series MTN, 3.60%, 8/12/2027	3,025,000	2,995,839
4.40%, 10/15/2027	3,968,000	3,993,792
4.40%, 3/3/2028	10,597,000	10,677,961
4.45%, 10/16/2026	3,635,000	3,653,393
4.50%, 1/7/2027	1,768,000	1,781,012
4.50%, 1/8/2027	3,470,000	3,491,583
4.60%, 11/15/2027	3,968,000	4,014,664
5.00%, 5/14/2027	3,954,000	4,020,309
Oshkosh Corp. 4.60%, 5/15/2028	308,000	308,410
		43,299,477
MACHINERY-DIVERSIFIED — 1.2%
AGCO Corp. 5.45%, 3/21/2027	7,001,000	7,099,994
CNH Industrial Capital LLC:
4.50%, 10/8/2027	4,429,000	4,442,686
4.55%, 4/10/2028	2,790,000	2,801,439
4.75%, 3/21/2028	2,544,000	2,563,233
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	3,429,000	3,395,602
Ingersoll Rand, Inc. 5.20%, 6/15/2027 (a)	4,022,000	4,087,679
John Deere Capital Corp.:
Series MTN, 1.30%, 10/13/2026	2,925,000	2,824,146
Series MTN, 1.50%, 3/6/2028	2,189,000	2,049,955
Series MTN, 1.70%, 1/11/2027	3,423,000	3,304,598
Series MTN, 1.75%, 3/9/2027	3,293,000	3,170,171
Series MTN, 2.25%, 9/14/2026	3,613,000	3,529,937
Series MTN, 2.35%, 3/8/2027	3,717,000	3,615,637

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series MTN, 2.80%, 9/8/2027	$2,806,000	$2,732,146
Series MTN, 3.05%, 1/6/2028	1,822,000	1,778,819
Series MTN, 4.15%, 9/15/2027 (a)	4,000,000	4,008,480
4.20%, 7/15/2027	3,602,000	3,611,905
Series I, 4.25%, 6/5/2028	5,940,000	5,975,699
4.50%, 1/8/2027	6,487,000	6,529,988
4.65%, 1/7/2028	4,137,000	4,200,006
Series MTN, 4.75%, 1/20/2028	8,806,000	8,950,066
Series MTN, 4.85%, 3/5/2027	3,004,000	3,043,953
Series MTN, 4.90%, 6/11/2027 (a)	4,642,000	4,716,504
Series MTN, 5.15%, 9/8/2026 (a)	3,343,000	3,382,615
nVent Finance SARL 4.55%, 4/15/2028	176,000	176,187
Otis Worldwide Corp. 2.29%, 4/5/2027	3,677,000	3,559,888
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	3,935,000	3,886,049
Xylem, Inc.:
1.95%, 1/30/2028	2,532,000	2,393,398
3.25%, 11/1/2026 (a)	2,163,000	2,131,052
		103,961,832
MEDIA — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	3,374,000	3,308,477
4.20%, 3/15/2028	7,066,000	7,003,254
6.15%, 11/10/2026	3,759,000	3,831,849
Comcast Corp.:
2.35%, 1/15/2027	5,658,000	5,503,593
3.15%, 2/15/2028	6,193,000	6,033,902
3.30%, 2/1/2027	11,170,600	11,017,563
3.30%, 4/1/2027 (a)	6,878,000	6,775,587
3.55%, 5/1/2028	5,200,000	5,113,732
5.35%, 11/15/2027 (a)	3,071,000	3,152,750
Discovery Communications LLC 3.95%, 3/20/2028	11,881,000	11,348,256
FactSet Research Systems, Inc. 2.90%, 3/1/2027 (a)	4,695,000	4,583,682
Paramount Global:
2.90%, 1/15/2027	3,109,000	3,025,803
3.38%, 2/15/2028	172,000	166,391
TCI Communications, Inc. 7.13%, 2/15/2028	3,915,000	4,196,097
Security Description	Principal Amount	Value
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026 (a)	$3,509,000	$3,423,661
Series MTN, 2.95%, 6/15/2027 (a)	3,177,000	3,122,006
Walt Disney Co.:
2.20%, 1/13/2028	3,725,000	3,571,046
3.38%, 11/15/2026	3,709,000	3,675,767
3.70%, 3/23/2027 (a)	3,740,000	3,734,614
		92,588,030
MINING — 0.3%
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028 (a)	4,054,000	4,117,688
5.25%, 9/8/2026	3,310,000	3,349,356
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	3,979,000	3,931,451
Kinross Gold Corp. 4.50%, 7/15/2027	3,823,000	3,828,161
Rio Tinto Finance USA PLC:
4.38%, 3/12/2027 (a)	1,532,000	1,540,334
4.50%, 3/14/2028	9,118,000	9,189,121
		25,956,111
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
Series MTN, 2.25%, 9/19/2026 (a)	4,867,000	4,749,462
2.88%, 10/15/2027 (a)	5,171,000	5,024,402
Carlisle Cos., Inc. 3.75%, 12/1/2027	3,799,000	3,748,055
Eaton Corp.:
3.10%, 9/15/2027	3,662,000	3,594,802
4.35%, 5/18/2028 (a)	1,628,000	1,640,991
Illinois Tool Works, Inc. 2.65%, 11/15/2026	3,749,000	3,687,067
Parker-Hannifin Corp.:
3.25%, 3/1/2027	3,763,000	3,709,453
4.25%, 9/15/2027	6,532,000	6,552,576
Teledyne Technologies, Inc. 2.25%, 4/1/2028	1,417,000	1,345,342
Textron, Inc.:
3.38%, 3/1/2028	227,000	221,382
3.65%, 3/15/2027	3,580,000	3,534,785
		37,808,317
OFFICE & BUSINESS EQUIPMENT — 0.2%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	10,550,000	10,287,621
4.25%, 4/1/2028	3,335,000	3,307,620
		13,595,241
OIL & GAS — 2.1%
BP Capital Markets America, Inc.:
3.02%, 1/16/2027	4,460,000	4,384,180
3.54%, 4/6/2027	3,126,000	3,095,178

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.59%, 4/14/2027 (a)	$4,626,000	$4,581,452
5.02%, 11/17/2027	5,755,000	5,861,640
BP Capital Markets PLC 3.28%, 9/19/2027	11,537,000	11,322,758
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	5,058,000	5,008,887
Cenovus Energy, Inc. 4.25%, 4/15/2027	4,692,000	4,677,455
Chevron Corp. 2.00%, 5/11/2027	7,694,000	7,433,789
Chevron USA, Inc.:
1.02%, 8/12/2027	3,955,000	3,721,259
3.85%, 1/15/2028	4,655,000	4,645,085
4.41%, 2/26/2027 (a)	3,044,000	3,069,509
4.48%, 2/26/2028	7,078,000	7,162,441
Continental Resources, Inc. 4.38%, 1/15/2028	11,020,000	10,865,940
Coterra Energy, Inc. 3.90%, 5/15/2027	5,398,000	5,331,713
Devon Energy Corp.:
5.25%, 10/15/2027	1,641,000	1,644,101
5.88%, 6/15/2028	1,000,000	1,000,290
Diamondback Energy, Inc.:
3.25%, 12/1/2026	2,285,000	2,252,187
5.20%, 4/18/2027	5,089,000	5,160,042
Eni USA, Inc. 7.30%, 11/15/2027	3,971,000	4,224,707
EOG Resources, Inc. 4.40%, 7/15/2028 (b)	2,450,000	2,464,724
EQT Corp.:
3.90%, 10/1/2027	5,749,000	5,671,618
5.70%, 4/1/2028	2,125,000	2,184,776
6.50%, 7/1/2027 (e)	1,670,000	1,708,410
7.50%, 6/1/2027 (e)	2,632,000	2,683,377
Exxon Mobil Corp.:
2.28%, 8/16/2026 (a)	2,662,000	2,610,064
3.29%, 3/19/2027	2,963,000	2,939,385
Helmerich & Payne, Inc. 4.65%, 12/1/2027 (a) (e)	764,000	756,880
Hess Corp. 4.30%, 4/1/2027	3,764,000	3,756,246
HF Sinclair Corp. 5.00%, 2/1/2028	4,399,000	4,399,264
Marathon Petroleum Corp.:
3.80%, 4/1/2028 (a)	412,000	406,269
5.13%, 12/15/2026	3,547,000	3,577,717
Occidental Petroleum Corp.:
5.00%, 8/1/2027	3,706,000	3,741,170
8.50%, 7/15/2027	2,791,000	2,956,618
Ovintiv, Inc. 5.65%, 5/15/2028	139,000	142,928
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (a)	4,183,000	4,050,943
Phillips 66 Co.:
3.55%, 10/1/2026	2,801,000	2,770,861
Security Description	Principal Amount	Value
3.75%, 3/1/2028	$2,392,000	$2,356,790
3.90%, 3/15/2028	3,145,000	3,112,952
4.95%, 12/1/2027	3,871,000	3,930,730
Shell International Finance BV 2.50%, 9/12/2026	8,995,000	8,840,556
Valero Energy Corp.:
2.15%, 9/15/2027	3,305,000	3,152,045
3.40%, 9/15/2026	2,272,000	2,245,554
4.35%, 6/1/2028	3,000,000	3,000,480
Woodside Finance Ltd. 4.90%, 5/19/2028	4,056,000	4,080,863
		172,983,833
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (a)	5,307,000	5,143,226
3.34%, 12/15/2027	5,872,000	5,754,971
		10,898,197
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc. 4.50%, 5/15/2028 (a)	2,019,000	2,021,302
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028 (e)	7,701,000	7,759,605
Berry Global, Inc.:
1.65%, 1/15/2027	3,943,000	3,782,441
5.50%, 4/15/2028	3,158,000	3,239,887
Packaging Corp. of America 3.40%, 12/15/2027	3,272,000	3,203,190
Sonoco Products Co.:
2.25%, 2/1/2027	3,585,000	3,461,174
4.45%, 9/1/2026	3,772,000	3,768,416
WRKCo, Inc.:
3.38%, 9/15/2027	3,920,000	3,831,055
3.90%, 6/1/2028	1,750,000	1,727,110
4.00%, 3/15/2028	3,712,000	3,676,996
		36,471,176
PHARMACEUTICALS — 3.6%
AbbVie, Inc.:
2.95%, 11/21/2026 (a)	17,530,000	17,245,137
4.65%, 3/15/2028 (a)	3,717,000	3,771,268
4.80%, 3/15/2027	20,847,000	21,053,594
Astrazeneca Finance LLC:
1.75%, 5/28/2028 (a)	8,954,000	8,395,987
4.80%, 2/26/2027 (a)	7,238,000	7,319,934
4.88%, 3/3/2028	3,867,000	3,952,229
AstraZeneca PLC 3.13%, 6/12/2027	5,350,000	5,269,750
Becton Dickinson & Co.:
3.70%, 6/6/2027	6,698,000	6,621,509
4.69%, 2/13/2028 (a)	3,274,000	3,306,020
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	4,954,000	4,640,313

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.25%, 2/27/2027	$11,044,000	$10,906,281
3.45%, 11/15/2027 (a)	3,510,000	3,467,143
3.90%, 2/20/2028	3,940,000	3,921,088
4.90%, 2/22/2027 (a)	2,107,000	2,134,644
Cardinal Health, Inc.:
3.41%, 6/15/2027	3,757,000	3,701,021
4.70%, 11/15/2026	3,689,000	3,707,924
Cencora, Inc.:
3.45%, 12/15/2027	4,242,000	4,161,063
4.63%, 12/15/2027	2,648,000	2,669,661
CVS Health Corp.:
1.30%, 8/21/2027	24,661,000	23,117,468
3.63%, 4/1/2027	3,830,000	3,781,206
4.30%, 3/25/2028	19,319,000	19,237,281
6.25%, 6/1/2027	3,597,000	3,722,895
Eli Lilly & Co.:
3.10%, 5/15/2027 (a)	3,683,000	3,633,390
4.15%, 8/14/2027	3,281,000	3,296,847
4.50%, 2/9/2027	3,852,000	3,883,240
4.55%, 2/12/2028	4,806,000	4,868,334
5.50%, 3/15/2027	1,205,000	1,234,763
GlaxoSmithKline Capital PLC 4.32%, 3/12/2027	2,515,000	2,529,939
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/2028	11,992,000	11,938,396
Johnson & Johnson:
0.95%, 9/1/2027	6,668,000	6,272,254
2.90%, 1/15/2028 (a)	4,333,000	4,230,611
2.95%, 3/3/2027	7,311,000	7,201,774
4.50%, 3/1/2027	3,018,000	3,048,512
4.55%, 3/1/2028 (a)	5,665,000	5,761,871
McKesson Corp.:
1.30%, 8/15/2026	4,406,000	4,269,282
3.95%, 2/16/2028	1,107,000	1,102,782
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	400	399
Merck & Co., Inc.:
1.70%, 6/10/2027 (a)	5,169,000	4,954,486
4.05%, 5/17/2028	4,194,000	4,212,663
Mylan, Inc. 4.55%, 4/15/2028	700,000	693,889
Novartis Capital Corp.:
2.00%, 2/14/2027	7,215,900	7,007,433
3.10%, 5/17/2027	3,761,000	3,707,030
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2028 (a)	28,470,000	28,699,183
Sanofi SA 3.63%, 6/19/2028	3,250,000	3,216,915
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	4,832,000	4,770,199
Viatris, Inc. 2.30%, 6/22/2027	9,570,000	9,120,880
Security Description	Principal Amount	Value
Zoetis, Inc. 3.00%, 9/12/2027	$3,597,000	$3,510,024
		299,268,512
PIPELINES — 2.3%
Boardwalk Pipelines LP 4.45%, 7/15/2027	1,852,000	1,851,778
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	4,023,000	4,062,144
DCP Midstream Operating LP 5.63%, 7/15/2027 (a)	3,007,000	3,072,132
Enbridge, Inc.:
1.60%, 10/4/2026	3,708,000	3,583,300
3.70%, 7/15/2027 (a)	3,936,000	3,886,957
4.25%, 12/1/2026	3,725,000	3,719,375
4.60%, 6/20/2028	1,770,000	1,783,275
5.25%, 4/5/2027	3,898,000	3,956,353
5.90%, 11/15/2026	3,741,000	3,811,032
Energy Transfer LP:
3.90%, 7/15/2026	3,177,000	3,157,589
4.00%, 10/1/2027	3,405,000	3,380,756
4.20%, 4/15/2027	3,754,000	3,740,936
4.40%, 3/15/2027 (a)	3,974,000	3,974,358
4.95%, 5/15/2028	5,812,000	5,892,089
4.95%, 6/15/2028	4,050,000	4,108,563
5.50%, 6/1/2027	7,021,000	7,148,010
5.55%, 2/15/2028	3,698,000	3,805,057
6.05%, 12/1/2026	4,171,000	4,258,883
Enterprise Products Operating LLC:
3.95%, 2/15/2027	3,721,000	3,707,939
4.30%, 6/20/2028 (a)	3,495,000	3,511,007
4.60%, 1/11/2027	4,299,000	4,324,751
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	3,591,000	3,549,811
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (a) (c)	2,975,000	2,924,633
Kinder Morgan, Inc.:
1.75%, 11/15/2026	1,296,000	1,253,089
4.30%, 3/1/2028	3,383,000	3,385,842
MPLX LP:
4.00%, 3/15/2028 (a)	8,638,000	8,550,670
4.13%, 3/1/2027	5,688,000	5,659,844
4.25%, 12/1/2027	3,635,000	3,622,205
Northwest Pipeline LLC 4.00%, 4/1/2027	4,352,000	4,322,102
ONEOK, Inc.:
4.00%, 7/13/2027	3,000,000	2,981,700
4.25%, 9/24/2027 (a)	4,877,000	4,870,367
4.85%, 7/15/2026	500,000	500,880
5.55%, 11/1/2026	3,927,000	3,980,289

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026	$3,198,000	$3,202,669
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	3,698,000	3,679,510
5.00%, 3/15/2027	9,706,000	9,764,042
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027 (e)	10,008,000	10,078,857
Spectra Energy Partners LP 3.38%, 10/15/2026	3,869,000	3,815,260
Targa Resources Corp. 5.20%, 7/1/2027	4,319,000	4,376,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	4,090,000	4,092,863
6.50%, 7/15/2027	659,000	659,428
TC PipeLines LP 3.90%, 5/25/2027	2,147,000	2,121,601
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	3,564,000	3,711,977
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	6,960,000	6,938,424
Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/2028	3,268,000	3,237,379
Valero Energy Partners LP 4.50%, 3/15/2028	2,690,000	2,695,730
Western Midstream Operating LP 4.50%, 3/1/2028	1,043,000	1,036,752
Williams Cos., Inc. 3.75%, 6/15/2027	5,261,000	5,201,656
		190,950,264
REAL ESTATE INVESTMENT TRUSTS — 4.0%
Agree LP 2.00%, 6/15/2028	1,000,000	936,600
Alexandria Real Estate Equities, Inc.:
3.95%, 1/15/2027	3,332,000	3,305,877
3.95%, 1/15/2028	3,208,000	3,173,931
American Homes 4 Rent LP 4.25%, 2/15/2028	855,000	850,032
American Tower Corp.:
1.45%, 9/15/2026	3,737,000	3,610,727
1.50%, 1/31/2028	3,837,000	3,573,705
2.75%, 1/15/2027 (a)	7,304,600	7,130,239
3.13%, 1/15/2027 (a)	3,950,000	3,872,698
3.38%, 10/15/2026	709,000	700,102
3.55%, 7/15/2027	3,553,000	3,501,162
3.60%, 1/15/2028	4,069,000	3,995,310
3.65%, 3/15/2027	3,911,000	3,863,755
Security Description	Principal Amount	Value
5.50%, 3/15/2028	$5,892,000	$6,057,035
AvalonBay Communities, Inc.:
Series MTN, 2.90%, 10/15/2026	3,651,000	3,587,107
Series MTN, 3.20%, 1/15/2028 (a)	3,089,000	3,016,779
Series MTN, 3.35%, 5/15/2027	2,552,000	2,515,787
Boston Properties LP:
2.75%, 10/1/2026 (a)	4,683,000	4,579,225
6.75%, 12/1/2027	3,913,000	4,108,611
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	1,273,000	1,203,711
3.90%, 3/15/2027	3,887,000	3,852,406
Camden Property Trust 5.85%, 11/3/2026	3,977,000	4,053,279
Crown Castle, Inc.:
1.05%, 7/15/2026	5,558,000	5,353,354
2.90%, 3/15/2027	5,104,000	4,968,336
3.65%, 9/1/2027	4,801,000	4,719,671
3.80%, 2/15/2028	8,898,000	8,737,213
4.00%, 3/1/2027	3,950,000	3,925,194
5.00%, 1/11/2028	5,306,000	5,360,227
CubeSmart LP 3.13%, 9/1/2026	1,083,000	1,065,033
Digital Realty Trust LP:
3.70%, 8/15/2027	4,528,000	4,470,811
5.55%, 1/15/2028	3,791,000	3,889,793
DOC Dr. LLC:
3.95%, 1/15/2028	2,867,000	2,841,914
4.30%, 3/15/2027	3,558,000	3,550,884
EPR Properties:
4.50%, 6/1/2027 (a)	10,577,000	10,523,903
4.75%, 12/15/2026	3,699,000	3,693,747
4.95%, 4/15/2028	1,750,000	1,748,163
Equinix, Inc.:
1.55%, 3/15/2028	1,236,000	1,151,668
1.80%, 7/15/2027 (a)	3,295,000	3,139,114
2.00%, 5/15/2028	4,050,000	3,791,407
2.90%, 11/18/2026	5,047,000	4,946,514
ERP Operating LP:
2.85%, 11/1/2026	2,876,000	2,824,232
3.25%, 8/1/2027	3,723,000	3,650,550
3.50%, 3/1/2028	3,498,000	3,441,612
Essex Portfolio LP:
1.70%, 3/1/2028	4,242,000	3,953,883
3.63%, 5/1/2027	2,379,000	2,350,975
Extra Space Storage LP:
3.50%, 7/1/2026	2,102,000	2,080,623
3.88%, 12/15/2027	3,770,000	3,727,927
5.70%, 4/1/2028	980,000	1,012,409
Federal Realty OP LP:
3.25%, 7/15/2027	2,637,000	2,573,158
5.38%, 5/1/2028	467,000	478,642

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc. 5.75%, 6/1/2028	$1,600,000	$1,640,400
Healthcare Realty Holdings LP:
3.50%, 8/1/2026	3,933,000	3,882,736
3.75%, 7/1/2027	3,252,000	3,206,862
Healthpeak OP LLC 1.35%, 2/1/2027	3,076,000	2,934,196
Highwoods Realty LP:
3.88%, 3/1/2027	1,211,000	1,189,311
4.13%, 3/15/2028	2,979,000	2,919,211
Kimco Realty OP LLC:
2.80%, 10/1/2026	2,945,000	2,886,542
3.80%, 4/1/2027	1,096,000	1,086,355
Kite Realty Group LP 4.00%, 10/1/2026 (a)	3,453,000	3,422,337
Mid-America Apartments LP:
1.10%, 9/15/2026	1,992,000	1,919,352
3.60%, 6/1/2027	3,766,000	3,727,210
4.20%, 6/15/2028	950,000	948,518
NNN REIT, Inc.:
3.50%, 10/15/2027	2,217,000	2,178,956
3.60%, 12/15/2026	1,449,000	1,432,308
Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027 (a)	3,636,000	3,644,654
4.75%, 1/15/2028 (a)	3,964,000	3,984,573
Prologis LP:
2.13%, 4/15/2027 (a)	2,665,000	2,575,936
3.25%, 10/1/2026	2,964,000	2,928,462
3.38%, 12/15/2027	3,763,000	3,698,465
4.88%, 6/15/2028	3,350,000	3,418,541
Public Storage Operating Co.:
1.50%, 11/9/2026	3,567,000	3,445,080
1.85%, 5/1/2028	1,138,000	1,068,889
3.09%, 9/15/2027 (a)	3,742,000	3,661,659
Realty Income Corp.:
2.10%, 3/15/2028	2,966,000	2,808,891
2.20%, 6/15/2028	950,000	897,323
3.00%, 1/15/2027	3,297,000	3,237,654
3.40%, 1/15/2028	3,507,000	3,439,525
3.65%, 1/15/2028	3,316,000	3,276,540
3.95%, 8/15/2027	3,889,000	3,866,677
4.13%, 10/15/2026	3,240,000	3,232,807
4.45%, 9/15/2026	1,892,000	1,896,257
Regency Centers LP:
3.60%, 2/1/2027	3,141,000	3,113,171
4.13%, 3/15/2028	3,380,000	3,370,942
Rexford Industrial Realty LP 5.00%, 6/15/2028	2,150,000	2,169,264
Sabra Health Care LP 5.13%, 8/15/2026	2,683,000	2,686,676
Simon Property Group LP:
1.38%, 1/15/2027 (a)	3,851,000	3,687,718
1.75%, 2/1/2028	4,247,000	4,006,323
3.25%, 11/30/2026 (a)	3,969,000	3,914,109
Security Description	Principal Amount	Value
3.38%, 6/15/2027	$1,725,000	$1,698,832
3.38%, 12/1/2027 (a)	5,897,000	5,789,675
Store Capital LLC 4.50%, 3/15/2028	2,653,000	2,625,966
Tanger Properties LP:
3.13%, 9/1/2026	2,615,000	2,566,727
3.88%, 7/15/2027	3,761,000	3,709,324
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	2,375,000	2,328,403
Series MTN, 3.50%, 7/1/2027	1,793,000	1,767,844
Ventas Realty LP:
3.25%, 10/15/2026	3,125,000	3,077,563
3.85%, 4/1/2027	1,262,000	1,251,058
4.00%, 3/1/2028	4,259,000	4,219,988
VICI Properties LP:
4.75%, 2/15/2028	4,989,000	5,018,136
4.75%, 4/1/2028	1,491,000	1,503,509
Welltower OP LLC:
2.70%, 2/15/2027 (a)	1,091,000	1,066,562
4.25%, 4/15/2028	8,818,000	8,832,285
Weyerhaeuser Co. 6.95%, 10/1/2027	1,882,000	1,983,139
WP Carey, Inc. 4.25%, 10/1/2026	3,832,000	3,822,765
		334,125,241
RETAIL — 2.0%
AutoNation, Inc. 3.80%, 11/15/2027	1,679,000	1,653,009
AutoZone, Inc.:
3.75%, 6/1/2027	600,000	594,354
4.50%, 2/1/2028	3,049,000	3,071,959
Costco Wholesale Corp.:
1.38%, 6/20/2027	3,830,000	3,652,862
3.00%, 5/18/2027	5,616,000	5,531,479
Darden Restaurants, Inc.:
3.85%, 5/1/2027	1,179,000	1,169,320
4.35%, 10/15/2027 (a)	3,252,000	3,258,829
Dollar General Corp.:
3.88%, 4/15/2027 (a)	3,780,000	3,747,568
4.13%, 5/1/2028	2,750,000	2,731,108
4.63%, 11/1/2027 (a)	3,601,000	3,623,686
Dollar Tree, Inc. 4.20%, 5/15/2028	8,150,000	8,077,383
Home Depot, Inc.:
0.90%, 3/15/2028	3,307,000	3,050,178
2.13%, 9/15/2026 (a)	3,498,000	3,417,266
2.50%, 4/15/2027	7,819,000	7,610,780
2.80%, 9/14/2027	6,614,000	6,445,872
2.88%, 4/15/2027	3,864,000	3,788,382
4.88%, 6/25/2027 (a)	4,979,000	5,060,307
4.95%, 9/30/2026	5,802,000	5,857,757
Lowe's Cos., Inc.:
1.30%, 4/15/2028	7,275,000	6,733,594

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.10%, 5/3/2027	$5,225,000	$5,122,381
3.35%, 4/1/2027	2,677,000	2,636,979
McDonald's Corp.:
Series MTN, 3.50%, 3/1/2027 (a)	1,936,000	1,914,356
Series MTN, 3.50%, 7/1/2027	3,044,000	3,006,559
Series MTN, 3.80%, 4/1/2028 (a)	7,500,000	7,436,700
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	3,654,000	3,605,877
4.35%, 6/1/2028	2,750,000	2,757,782
5.75%, 11/20/2026	3,689,795	3,756,986
Starbucks Corp.:
2.00%, 3/12/2027	3,732,000	3,593,655
3.50%, 3/1/2028	3,112,000	3,055,362
4.50%, 5/15/2028	9,215,000	9,261,075
Target Corp.:
1.95%, 1/15/2027 (a)	3,623,000	3,509,999
4.35%, 6/15/2028	2,070,000	2,082,544
TJX Cos., Inc.:
1.15%, 5/15/2028	2,750,000	2,541,550
2.25%, 9/15/2026	3,707,000	3,630,710
Walmart, Inc.:
1.05%, 9/17/2026	4,025,000	3,891,813
3.05%, 7/8/2026	3,449,000	3,414,062
3.70%, 6/26/2028	4,300,000	4,285,423
3.90%, 4/15/2028	6,171,000	6,180,627
3.95%, 9/9/2027 (a)	6,857,000	6,863,103
4.10%, 4/28/2027 (a)	6,508,000	6,536,440
5.88%, 4/5/2027	452,000	468,200
		168,627,876
SEMICONDUCTORS — 2.0%
Advanced Micro Devices, Inc.:
4.21%, 9/24/2026	1,577,000	1,581,889
4.32%, 3/24/2028	6,231,000	6,278,169
Analog Devices, Inc.:
3.45%, 6/15/2027	3,824,000	3,785,798
3.50%, 12/5/2026	3,578,000	3,547,873
4.25%, 6/15/2028	6,325,000	6,354,095
Applied Materials, Inc. 3.30%, 4/1/2027	3,901,000	3,852,901
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	4,805,000	4,715,963
3.88%, 1/15/2027	14,889,000	14,796,390
Broadcom, Inc.:
1.95%, 2/15/2028 (a) (e)	3,635,000	3,428,459
3.46%, 9/15/2026 (a)	3,927,000	3,890,086
4.15%, 2/15/2028	5,569,000	5,553,908
4.80%, 4/15/2028	8,587,000	8,711,855
5.05%, 7/12/2027 (a)	3,723,000	3,778,287
Intel Corp.:
3.15%, 5/11/2027	10,734,000	10,512,128
3.75%, 3/25/2027	4,213,000	4,170,112
Security Description	Principal Amount	Value
3.75%, 8/5/2027	$3,905,000	$3,853,142
4.88%, 2/10/2028 (a)	9,382,000	9,504,529
Marvell Technology, Inc.:
2.45%, 4/15/2028	6,858,000	6,518,186
4.88%, 6/22/2028	1,100,000	1,113,376
Microchip Technology, Inc. 4.90%, 3/15/2028	7,540,000	7,628,218
Micron Technology, Inc. 5.38%, 4/15/2028 (a)	3,732,000	3,833,734
NVIDIA Corp.:
1.55%, 6/15/2028	5,750,000	5,379,413
3.20%, 9/16/2026	3,654,000	3,621,004
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027 (a)	3,594,000	3,519,353
4.40%, 6/1/2027	1,704,000	1,707,442
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	6,742,000	6,265,273
3.25%, 5/20/2027 (a)	7,248,000	7,158,487
Texas Instruments, Inc.:
1.13%, 9/15/2026 (a)	3,275,000	3,165,189
2.90%, 11/3/2027 (a)	3,708,000	3,619,713
4.60%, 2/8/2027	3,701,000	3,735,197
4.60%, 2/15/2028	1,931,000	1,960,892
TSMC Arizona Corp.:
1.75%, 10/25/2026	6,414,000	6,204,391
3.88%, 4/22/2027	4,211,000	4,189,608
		167,935,060
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	1,467,000	1,436,310
SOFTWARE — 2.9%
Adobe, Inc.:
2.15%, 2/1/2027	3,935,000	3,825,883
4.75%, 1/17/2028	5,380,000	5,476,356
4.85%, 4/4/2027 (a)	2,692,000	2,731,761
Autodesk, Inc. 3.50%, 6/15/2027	196,000	193,597
Cadence Design Systems, Inc. 4.20%, 9/10/2027	10,309,000	10,328,896
Concentrix Corp. 6.65%, 8/2/2026	11,996,000	12,213,608
Fidelity National Information Services, Inc. 1.65%, 3/1/2028 (a)	3,033,000	2,830,092
Fiserv, Inc.:
2.25%, 6/1/2027	4,587,000	4,418,657
3.20%, 7/1/2026	8,212,000	8,119,697
5.15%, 3/15/2027	7,143,000	7,239,788
5.45%, 3/2/2028	5,134,000	5,275,544
Intuit, Inc.:
1.35%, 7/15/2027 (a)	4,441,000	4,210,157
5.25%, 9/15/2026 (a)	3,456,000	3,496,988

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Microsoft Corp.:
2.40%, 8/8/2026 (a)	$23,623,000	$23,226,370
3.30%, 2/6/2027	27,708,000	27,433,137
3.40%, 6/15/2027	7,497,000	7,449,844
Oracle Corp.:
2.30%, 3/25/2028 (a)	5,931,000	5,630,891
2.65%, 7/15/2026 (a)	18,647,000	18,308,371
2.80%, 4/1/2027	14,737,000	14,364,007
3.25%, 11/15/2027	13,973,500	13,651,551
4.50%, 5/6/2028	4,500,000	4,524,705
Roper Technologies, Inc.:
1.40%, 9/15/2027	3,670,000	3,453,470
3.80%, 12/15/2026	2,694,000	2,672,744
Salesforce, Inc. 3.70%, 4/11/2028	7,326,000	7,278,454
Synopsys, Inc.:
4.55%, 4/1/2027 (a)	1,976,000	1,986,018
4.65%, 4/1/2028	9,072,000	9,164,716
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	3,753,000	3,716,183
4.95%, 3/28/2028	4,667,000	4,737,938
VMware LLC:
1.40%, 8/15/2026	8,064,000	7,802,323
3.90%, 8/21/2027	8,926,000	8,853,342
4.65%, 5/15/2027	1,513,000	1,521,866
Workday, Inc. 3.50%, 4/1/2027 (a)	3,818,000	3,769,931
		239,906,885
TELECOMMUNICATIONS — 2.0%
AT&T, Inc.:
1.65%, 2/1/2028	15,075,000	14,146,380
2.30%, 6/1/2027 (a)	14,403,000	13,882,044
2.95%, 7/15/2026	2,393,000	2,356,579
3.80%, 2/15/2027 (a)	4,566,000	4,530,385
4.10%, 2/15/2028	5,790,000	5,765,508
4.25%, 3/1/2027	10,608,000	10,595,376
Cisco Systems, Inc.:
2.50%, 9/20/2026	4,986,000	4,898,645
4.55%, 2/24/2028	2,295,000	2,325,937
4.80%, 2/26/2027	14,763,000	14,944,880
Motorola Solutions, Inc. 4.60%, 2/23/2028	3,908,000	3,935,317
Nokia OYJ 4.38%, 6/12/2027	354,000	352,191
Rogers Communications, Inc.:
2.90%, 11/15/2026	4,737,000	4,634,965
3.20%, 3/15/2027	4,153,000	4,072,224
Telefonica Emisiones SA 4.10%, 3/8/2027	5,495,000	5,466,976
TELUS Corp.:
2.80%, 2/16/2027	3,019,000	2,944,250
3.70%, 9/15/2027	3,298,000	3,250,872
T-Mobile USA, Inc.:
2.05%, 2/15/2028 (a)	11,363,000	10,739,853
Security Description	Principal Amount	Value
3.75%, 4/15/2027	$27,322,000	$27,046,321
4.75%, 2/1/2028	4,632,000	4,638,392
4.95%, 3/15/2028	3,978,000	4,045,626
Verizon Communications, Inc.:
1.45%, 3/20/2026	400	391
2.10%, 3/22/2028	4,864,000	4,608,689
4.13%, 3/16/2027 (a)	14,796,000	14,790,969
Vodafone Group PLC 4.38%, 5/30/2028	1,000,000	1,018,410
		164,991,180
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	2,685,000	2,624,131
3.55%, 11/19/2026 (a)	9,034,000	8,913,758
		11,537,889
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC 3.25%, 6/15/2027	3,571,000	3,522,292
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	3,909,000	3,773,631
4.00%, 6/1/2028	750,000	745,627
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028 (a)	3,401,000	3,382,396
CSX Corp.:
2.60%, 11/1/2026	3,687,000	3,608,135
3.25%, 6/1/2027	3,614,000	3,555,923
3.80%, 3/1/2028 (a)	3,548,000	3,516,955
Kirby Corp. 4.20%, 3/1/2028	1,423,000	1,410,293
Norfolk Southern Corp.:
3.15%, 6/1/2027	1,300,000	1,275,027
7.80%, 5/15/2027 (a)	3,390,000	3,613,096
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	1,442,000	1,398,899
Series MTN, 2.85%, 3/1/2027	3,024,000	2,948,823
Series MTN, 2.90%, 12/1/2026	3,694,000	3,610,552
Series MTN, 4.30%, 6/15/2027 (a)	2,705,000	2,705,325
Series MTN, 5.25%, 6/1/2028	3,000,000	3,077,430
Series MTN, 5.30%, 3/15/2027	2,911,000	2,954,549
Series MTN, 5.65%, 3/1/2028	752,000	776,989
Union Pacific Corp. 3.00%, 4/15/2027	1,214,000	1,191,857
United Parcel Service, Inc.:
2.40%, 11/15/2026	2,975,000	2,907,051
3.05%, 11/15/2027 (a)	3,741,000	3,658,286
		53,633,136

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 9/15/2026	$2,092,000	$2,061,206
3.85%, 3/30/2027	1,164,000	1,152,418
5.40%, 3/15/2027	3,136,000	3,179,935
		6,393,559
VENTURE CAPITAL — 0.1%
Hercules Capital, Inc.:
2.63%, 9/16/2026 (a)	6,452,000	6,250,697
3.38%, 1/20/2027 (a)	5,788,000	5,608,167
		11,858,864
WATER — 0.1%
American Water Capital Corp. 2.95%, 9/1/2027	3,152,000	3,075,217
Essential Utilities, Inc. 4.80%, 8/15/2027	3,517,000	3,555,547
		6,630,764
TOTAL CORPORATE BONDS & NOTES (Cost $8,173,792,034)		8,229,501,343
	Shares
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	244,757,430	244,757,430
State Street Navigator Securities Lending Portfolio II (h) (i)	317,373,607	317,373,607
TOTAL SHORT-TERM INVESTMENTS (Cost $562,131,037)		562,131,037
TOTAL INVESTMENTS — 105.1% (Cost $8,735,923,071)		8,791,632,380
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(427,294,154)
NET ASSETS — 100.0%		$8,364,338,226

(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,229,501,343	$—	$8,229,501,343
Short-Term Investments	562,131,037	—	—	562,131,037
TOTAL INVESTMENTS	$562,131,037	$8,229,501,343	$—	$8,791,632,380
See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	221,101,898	$221,101,898	$2,896,553,055	$2,872,897,523	$—	$—	244,757,430	$244,757,430	$1,367,144
State Street Navigator Securities Lending Portfolio II	269,550,370	269,550,370	1,661,278,620	1,613,455,383	—	—	317,373,607	317,373,607	725,003
Total		$490,652,268	$4,557,831,675	$4,486,352,906	$—	$—		$562,131,037	$2,092,147
See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
6.13%, 11/15/2027	$10,206,500	$10,743,936
6.38%, 8/15/2027	5,386,400	5,668,344
6.50%, 11/15/2026	8,076,400	8,374,217
6.63%, 2/15/2027	7,153,700	7,477,293
6.75%, 8/15/2026	13,629,500	14,024,010
U.S. Treasury Notes:
0.38%, 7/31/2027	56,954,000	53,154,100
0.38%, 9/30/2027	64,428,000	59,827,438
0.50%, 4/30/2027	39,844,000	37,573,203
0.50%, 5/31/2027	38,917,800	36,611,616
0.50%, 6/30/2027	48,378,000	45,395,950
0.50%, 8/31/2027	50,326,200	46,984,226
0.50%, 10/31/2027	59,722,200	55,466,993
0.63%, 7/31/2026 (a)	57,276,400	55,253,827
0.63%, 3/31/2027	30,326,700	28,727,441
0.63%, 11/30/2027	67,118,000	62,393,522
0.63%, 12/31/2027	70,819,300	65,651,704
0.75%, 8/31/2026	78,433,400	75,593,253
0.75%, 1/31/2028	78,967,800	73,261,143
0.88%, 9/30/2026	73,063,100	70,377,460
1.13%, 10/31/2026	75,203,900	72,524,761
1.13%, 2/28/2027	17,884,500	17,119,518
1.13%, 2/29/2028	78,513,100	73,415,883
1.25%, 11/30/2026	74,625,800	71,961,426
1.25%, 12/31/2026	75,926,800	73,091,409
1.25%, 3/31/2028	66,923,800	62,667,865
1.25%, 4/30/2028	72,914,400	68,152,178
1.25%, 5/31/2028	78,714,900	73,432,393
1.25%, 6/30/2028	65,230,300	60,730,429
1.38%, 8/31/2026	28,930,900	28,087,836
1.50%, 8/15/2026	71,042,900	69,125,297
1.50%, 1/31/2027	97,963,400	94,496,415
1.63%, 9/30/2026	20,513,800	19,948,869
1.63%, 10/31/2026	29,424,700	28,568,395
1.63%, 11/30/2026	29,224,300	28,336,155
1.75%, 12/31/2026	28,731,200	27,864,775
1.88%, 7/31/2026 (a)	29,967,700	29,302,792
1.88%, 2/28/2027	70,322,400	68,160,535
2.00%, 11/15/2026 (a)	68,705,200	66,990,254
2.25%, 2/15/2027	65,492,100	63,893,172
2.25%, 8/15/2027	59,186,100	57,410,517
2.25%, 11/15/2027	59,971,500	57,989,630
2.38%, 5/15/2027	70,384,800	68,644,426
2.50%, 3/31/2027	72,650,500	71,101,001
2.63%, 5/31/2027 (a)	67,167,800	65,785,088
2.75%, 4/30/2027	66,311,400	65,135,409
2.75%, 7/31/2027 (a)	60,155,000	58,980,098
2.75%, 2/15/2028	77,713,100	75,861,343
2.88%, 5/15/2028	79,724,500	77,943,156
3.13%, 8/31/2027	59,391,100	58,662,631
3.25%, 6/30/2027	61,461,900	60,909,704
3.38%, 9/15/2027 (a)	77,933,600	77,397,807
Security Description	Principal Amount	Value
3.50%, 9/30/2026	$66,614,900	$66,276,622
3.50%, 1/31/2028	55,623,100	55,344,985
3.50%, 4/30/2028	53,469,900	53,181,664
3.63%, 3/31/2028	52,587,700	52,497,315
3.63%, 5/31/2028	52,478,200	52,367,504
3.75%, 8/31/2026	52,808,700	52,680,804
3.75%, 4/30/2027	56,386,000	56,381,595
3.75%, 6/30/2027	75,265,300	75,312,341
3.75%, 8/15/2027 (a)	80,716,400	80,754,236
3.75%, 4/15/2028	77,774,200	77,877,494
3.75%, 5/15/2028	73,667,800	73,788,662
3.88%, 3/31/2027	83,673,700	83,814,246
3.88%, 5/31/2027	24,174,600	24,232,204
3.88%, 10/15/2027	79,623,800	79,903,728
3.88%, 11/30/2027	58,175,600	58,398,304
3.88%, 12/31/2027	55,637,400	55,872,120
3.88%, 3/15/2028	76,889,200	77,261,632
3.88%, 6/15/2028	70,247,800	70,626,480
4.00%, 1/15/2027	78,687,600	78,878,172
4.00%, 12/15/2027	75,470,200	76,006,746
4.00%, 2/29/2028	53,981,600	54,386,462
4.00%, 6/30/2028	45,159,600	45,547,690
4.13%, 10/31/2026	53,393,200	53,543,368
4.13%, 1/31/2027	55,116,600	55,374,959
4.13%, 2/15/2027	78,930,600	79,312,920
4.13%, 2/28/2027	49,846,100	50,110,907
4.13%, 9/30/2027	59,710,900	60,256,695
4.13%, 10/31/2027	59,722,200	60,268,099
4.13%, 11/15/2027	78,587,800	79,318,421
4.25%, 11/30/2026	68,802,100	69,162,236
4.25%, 12/31/2026	64,640,700	65,024,504
4.25%, 3/15/2027	82,191,700	82,820,980
4.25%, 1/15/2028	75,198,800	76,179,910
4.25%, 2/15/2028	73,602,700	74,603,237
4.38%, 7/31/2026	25,784,000	25,887,740
4.38%, 8/15/2026	90,354,600	90,746,372
4.38%, 12/15/2026	66,688,700	67,188,865
4.38%, 7/15/2027	82,034,400	83,059,830
4.50%, 7/15/2026	77,118,000	77,521,665
4.50%, 4/15/2027	85,355,100	86,418,705
4.50%, 5/15/2027	76,890,800	77,905,999
4.63%, 9/15/2026	93,447,300	94,206,559
4.63%, 10/15/2026	62,208,600	62,767,506
4.63%, 11/15/2026	69,528,200	70,209,902
4.63%, 6/15/2027	88,476,200	89,948,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,708,352,683)		5,739,479,728

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b) (c) (Cost $10,190,679)	10,190,679	$10,190,679
TOTAL INVESTMENTS — 99.1% (Cost $5,718,543,362)		5,749,670,407
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		49,582,668
NET ASSETS — 100.0%		$5,799,253,075
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,739,479,728	$—	$5,739,479,728
Short-Term Investment	10,190,679	—	—	10,190,679
TOTAL INVESTMENTS	$10,190,679	$5,739,479,728	$—	$5,749,670,407

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,780,506	$7,780,506	$276,794,938	$274,384,765	$—	$—	10,190,679	$10,190,679	$442,559
State Street Navigator Securities Lending Portfolio II	—	—	3,236,052,594	3,236,052,594	—	—	—	—	66,556
Total		$7,780,506	$3,512,847,532	$3,510,437,359	$—	$—		$10,190,679	$509,115
See accompanying notes to financial statements.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$11,803,833	$6,438,161
0.13%, 2/15/2052	12,890,214	6,892,740
0.25%, 2/15/2050	11,971,979	6,958,245
0.63%, 2/15/2043	18,365,886	13,657,117
0.75%, 2/15/2042	17,657,499	13,722,842
0.75%, 2/15/2045	17,980,244	13,141,732
0.88%, 2/15/2047	13,730,225	9,955,486
1.00%, 2/15/2046	14,934,054	11,328,296
1.00%, 2/15/2048	13,467,419	9,912,757
1.00%, 2/15/2049	9,172,941	6,662,207
1.38%, 2/15/2044	17,133,821	14,399,772
1.50%, 2/15/2053	12,311,332	9,763,223
1.75%, 1/15/2028	13,124,828	13,291,965
2.13%, 2/15/2040	13,478,883	13,314,609
2.13%, 2/15/2041	18,900,729	18,511,640
2.13%, 2/15/2054	9,796,295	8,972,412
2.38%, 1/15/2027	14,944,041	15,196,806
2.38%, 2/15/2055	5,583,846	5,403,680
2.50%, 1/15/2029	12,623,852	13,137,682
3.38%, 4/15/2032 (a)	5,512,047	6,137,427
3.63%, 4/15/2028	17,231,145	18,324,918
3.88%, 4/15/2029 (a)	19,912,674	21,743,318
U.S. Treasury Inflation-Indexed Notes:
0.13%, 7/15/2026	22,649,464	22,454,378
0.13%, 10/15/2026 (a)	26,578,085	26,277,005
0.13%, 4/15/2027	26,531,886	25,981,557
0.13%, 1/15/2030	29,437,677	27,783,533
0.13%, 7/15/2030	30,170,563	28,340,883
0.13%, 1/15/2031	31,097,278	28,810,534
0.13%, 7/15/2031	32,455,477	29,874,252
0.13%, 1/15/2032	33,847,039	30,681,151
0.25%, 7/15/2029	29,081,909	27,927,153
0.38%, 1/15/2027	30,283,233	29,873,936
0.38%, 7/15/2027	27,952,474	27,582,867
0.50%, 1/15/2028	29,653,183	29,100,661
0.63%, 7/15/2032	30,970,342	28,891,337
0.75%, 7/15/2028	26,375,719	26,057,355
0.88%, 1/15/2029	26,575,558	26,169,657
1.13%, 1/15/2033	31,680,446	30,272,152
Security Description	Principal Amount	Value
1.25%, 4/15/2028	$22,341,910	$22,302,201
1.38%, 7/15/2033	29,042,330	28,203,392
1.63%, 10/15/2027	22,213,186	22,490,417
1.63%, 10/15/2029	24,939,764	25,251,998
1.63%, 4/15/2030	21,098,443	21,251,737
1.75%, 1/15/2034	31,265,347	31,000,935
1.88%, 7/15/2034	28,724,535	28,764,929
2.13%, 4/15/2029	23,769,142	24,409,331
2.13%, 1/15/2035	29,642,899	30,136,755
2.38%, 10/15/2028	23,161,388	24,029,488
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,020,786,958)		960,786,629
	Shares
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b) (c)	1,329,652	1,329,652
State Street Navigator Securities Lending Portfolio II (d) (e)	3,242,178	3,242,178
TOTAL SHORT-TERM INVESTMENTS (Cost $4,571,830)		4,571,830
TOTAL INVESTMENTS — 99.6% (Cost $1,025,358,788)		965,358,459
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		4,152,539
NET ASSETS — 100.0%		$969,510,998
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$960,786,629	$—	$960,786,629
Short-Term Investments	4,571,830	—	—	4,571,830
TOTAL INVESTMENTS	$4,571,830	$960,786,629	$—	$965,358,459

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,060,994	$1,060,994	$62,487,013	$62,218,355	$—	$—	1,329,652	$1,329,652	$81,689
State Street Navigator Securities Lending Portfolio II	6,183,750	6,183,750	496,867,248	499,808,820	—	—	3,242,178	3,242,178	11,912
Total		$7,244,744	$559,354,261	$562,027,175	$—	$—		$4,571,830	$93,601
See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$8,532,700	$8,926,671
5.25%, 2/15/2029	3,687,900	3,881,515
5.38%, 2/15/2031	11,336,000	12,175,573
5.50%, 8/15/2028	1,004,300	1,057,183
6.13%, 8/15/2029	1,045,400	1,137,853
6.25%, 5/15/2030	7,683,000	8,501,720
U.S. Treasury Notes:
0.63%, 5/15/2030	103,288,700	88,876,699
0.63%, 8/15/2030	155,665,000	132,753,058
0.88%, 11/15/2030	118,437,400	101,606,336
1.00%, 7/31/2028	52,570,400	48,467,445
1.13%, 8/31/2028 (a)	85,167,800	78,647,140
1.13%, 2/15/2031	105,004,700	90,861,879
1.25%, 9/30/2028	85,375,200	78,992,070
1.25%, 8/15/2031	161,102,500	137,818,154
1.38%, 10/31/2028	81,741,900	75,790,068
1.38%, 12/31/2028	34,677,600	32,038,851
1.38%, 11/15/2031 (a)	161,229,100	137,976,841
1.50%, 11/30/2028	103,505,400	96,203,418
1.50%, 2/15/2030	88,404,300	80,005,891
1.63%, 8/15/2029	25,205,300	23,212,506
1.63%, 5/15/2031	91,700,800	80,868,643
1.75%, 1/31/2029	119,807,100	111,935,400
1.75%, 11/15/2029	63,299,800	58,290,215
1.88%, 2/28/2029	110,510,800	103,569,340
1.88%, 2/15/2032	125,177,500	109,980,169
2.38%, 3/31/2029	51,091,700	48,684,802
2.38%, 5/15/2029	88,545,700	84,236,015
2.63%, 2/15/2029	56,714,300	54,614,099
2.63%, 7/31/2029	99,688,300	95,490,488
2.75%, 5/31/2029	82,552,400	79,611,471
2.75%, 8/15/2032 (a)	169,148,900	156,039,860
2.88%, 8/15/2028 (a)	62,343,600	60,814,234
2.88%, 4/30/2029	112,767,400	109,331,518
2.88%, 5/15/2032	145,660,400	135,919,361
3.13%, 11/15/2028	47,108,000	46,228,406
3.13%, 8/31/2029	109,145,700	106,527,909
3.25%, 6/30/2029	44,600,400	43,792,018
3.38%, 5/15/2033 (a)	143,473,500	136,793,015
3.50%, 9/30/2029	77,499,900	76,730,956
3.50%, 1/31/2030	61,721,200	61,007,549
3.50%, 4/30/2030	71,175,700	70,263,761
3.50%, 2/15/2033 (a)	143,427,900	138,295,870
3.63%, 8/31/2029 (a)	116,666,900	116,101,795
3.63%, 3/31/2030	72,467,400	71,952,202
3.63%, 9/30/2031	50,979,400	50,135,054
3.75%, 12/31/2028	100,989,400	101,084,078
3.75%, 5/31/2030	70,978,200	70,822,935
3.75%, 6/30/2030	58,108,800	57,968,068
3.75%, 12/31/2030 (a)	43,397,700	43,190,883
3.75%, 8/31/2031	41,457,400	41,071,976
3.88%, 9/30/2029	48,151,900	48,377,612
Security Description	Principal Amount	Value
3.88%, 11/30/2029 (a)	$66,119,500	$66,419,104
3.88%, 12/31/2029	77,969,600	78,304,626
3.88%, 4/30/2030	80,777,200	81,111,668
3.88%, 6/30/2030	58,000,000	58,226,563
3.88%, 8/15/2033 (a)	156,426,600	154,080,201
3.88%, 8/15/2034	174,535,900	170,472,486
4.00%, 1/31/2029	62,893,800	63,468,689
4.00%, 7/31/2029	98,211,700	99,140,108
4.00%, 10/31/2029	55,479,800	56,012,926
4.00%, 2/28/2030 (a)	160,990,600	162,587,929
4.00%, 3/31/2030	110,682,500	111,728,796
4.00%, 5/31/2030	99,565,100	100,545,194
4.00%, 7/31/2030	49,181,700	49,615,882
4.00%, 1/31/2031	40,156,200	40,444,823
4.00%, 4/30/2032	64,180,800	64,271,054
4.00%, 6/30/2032	65,000,000	65,050,781
4.00%, 2/15/2034 (a)	170,473,600	168,742,227
4.13%, 7/31/2028	71,972,800	72,844,346
4.13%, 3/31/2029	44,537,000	45,145,905
4.13%, 10/31/2029	61,665,900	62,557,165
4.13%, 11/30/2029	101,391,300	102,888,406
4.13%, 8/31/2030	94,750,200	96,127,039
4.13%, 3/31/2031	41,249,300	41,777,807
4.13%, 7/31/2031 (a)	66,500,600	67,274,709
4.13%, 10/31/2031	73,344,700	74,118,258
4.13%, 11/30/2031	74,755,700	75,526,618
4.13%, 2/29/2032	76,994,800	77,716,626
4.13%, 3/31/2032	74,325,900	74,999,478
4.13%, 5/31/2032	69,664,500	70,263,179
4.13%, 11/15/2032	152,757,400	153,807,607
4.25%, 2/28/2029	92,375,800	94,021,244
4.25%, 6/30/2029	102,894,100	104,823,364
4.25%, 1/31/2030	121,129,500	123,542,627
4.25%, 2/28/2031 (a)	67,117,000	68,417,392
4.25%, 6/30/2031	56,718,600	57,768,781
4.25%, 11/15/2034	176,313,200	176,919,277
4.25%, 5/15/2035	93,681,300	93,842,315
4.38%, 8/31/2028	56,397,000	57,511,722
4.38%, 11/30/2028	77,273,200	78,897,145
4.38%, 12/31/2029	99,431,300	101,917,082
4.38%, 11/30/2030	78,220,500	80,249,344
4.38%, 1/31/2032	66,835,900	68,433,696
4.38%, 5/15/2034	176,345,000	179,127,945
4.50%, 5/31/2029	88,365,900	90,789,059
4.50%, 12/31/2031	77,477,700	79,898,878
4.50%, 11/15/2033 (a)	165,624,000	170,152,781
4.63%, 9/30/2028	72,172,000	74,179,284
4.63%, 4/30/2029	120,967,500	124,766,636
4.63%, 9/30/2030	45,758,000	47,484,650
4.63%, 4/30/2031	45,804,200	47,564,799
4.63%, 5/31/2031	55,400,500	57,525,629
4.63%, 2/15/2035	176,262,900	181,908,821
4.88%, 10/31/2028 (a)	74,595,100	77,281,690

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.88%, 10/31/2030	$67,140,700	$70,487,244
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,738,101,654)		8,721,442,178
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b) (c) (Cost $17,207,769)	17,207,769	17,207,769
TOTAL INVESTMENTS — 99.1% (Cost $8,755,309,423)		8,738,649,947
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		77,687,376
NET ASSETS — 100.0%		$8,816,337,323

(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$8,721,442,178	$—	$8,721,442,178
Short-Term Investment	17,207,769	—	—	17,207,769
TOTAL INVESTMENTS	$17,207,769	$8,721,442,178	$—	$8,738,649,947

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	54,730,605	$54,730,605	$451,077,335	$488,600,171	$—	$—	17,207,769	$17,207,769	$517,495
State Street Navigator Securities Lending Portfolio II	94,519,923	94,519,923	9,118,054,939	9,212,574,862	—	—	—	—	126,441
Total		$149,250,528	$9,569,132,274	$9,701,175,033	$—	$—		$17,207,769	$643,936
See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.3%
ADVERTISING — 1.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$4,202,238	$3,275,939
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	10,471,000	10,349,746
7.50%, 6/1/2029 (a) (b)	4,324,000	3,998,316
7.75%, 4/15/2028 (a) (b)	5,646,000	5,342,923
7.88%, 4/1/2030 (a)	5,408,200	5,581,803
9.00%, 9/15/2028 (a) (b)	5,228,000	5,478,108
CMG Media Corp. 8.88%, 6/18/2029 (a)	3,230,000	3,072,505
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	2,464,000	2,395,673
Lamar Media Corp.:
3.63%, 1/15/2031	2,272,000	2,096,920
3.75%, 2/15/2028	3,861,000	3,740,421
4.00%, 2/15/2030	576,000	550,172
4.88%, 1/15/2029	2,805,000	2,772,658
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	18,024,400	17,551,981
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	4,800,000	4,597,152
4.63%, 3/15/2030 (a) (b)	371,000	354,594
5.00%, 8/15/2027 (a)	4,851,000	4,818,595
7.38%, 2/15/2031 (a)	2,433,000	2,576,596
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,044,000	5,783,322
		84,337,424
AEROSPACE & DEFENSE — 1.8%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	4,223,000	4,374,859
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	6,119,000	6,149,656
6.75%, 6/15/2033 (a)	747,000	773,780
7.00%, 6/1/2032 (a) (b)	6,176,000	6,434,157
7.25%, 7/1/2031 (a) (b)	5,495,000	5,764,585
7.45%, 5/1/2034 (a)	3,638,000	3,951,486
7.50%, 2/1/2029 (a) (b)	3,024,000	3,173,386
8.75%, 11/15/2030 (a)	3,818,000	4,135,581
Efesto Bidco SpA Efesto U.S. LLC Series XR, 7.50%, 2/15/2032 (a)	3,662,000	3,718,431
Goat Holdco LLC 6.75%, 2/1/2032 (a)	4,323,000	4,401,030
Moog, Inc. 4.25%, 12/15/2027 (a)	5,158,000	5,035,859
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028	1,802,000	1,767,546
9.38%, 11/30/2029 (a)	5,846,000	6,218,741
Security Description	Principal Amount	Value
9.75%, 11/15/2030 (a)	$6,993,000	$7,722,440
TransDigm, Inc.:
4.63%, 1/15/2029	3,570,000	3,502,027
4.88%, 5/1/2029 (b)	2,748,900	2,698,458
6.00%, 1/15/2033 (a)	7,274,000	7,314,807
6.38%, 3/1/2029 (a)	19,856,000	20,418,123
6.38%, 5/31/2033 (a)	15,696,000	15,769,457
6.63%, 3/1/2032 (a)	14,794,000	15,322,886
6.75%, 8/15/2028 (a)	13,322,000	13,606,158
6.88%, 12/15/2030 (a)	10,443,000	10,835,448
7.13%, 12/1/2031 (a)	6,358,000	6,663,756
		159,752,657
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	5,118,300	5,113,540
6.00%, 6/15/2030 (a)	7,322,000	7,420,700
Turning Point Brands, Inc. 7.63%, 3/15/2032 (a)	1,824,000	1,912,683
		14,446,923
AIRLINES — 0.9%
Air Canada 3.88%, 8/15/2026 (a)	8,806,458	8,720,683
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	5,577,000	5,576,108
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	6,498,000	6,633,223
8.50%, 5/15/2029 (a) (b)	7,048,000	7,385,035
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	18,000,430	18,042,371
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a) (b)	12,852,000	12,511,165
OneSky Flight LLC 8.88%, 12/15/2029 (a)	4,684,000	4,875,576
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.00%, 3/12/2030 (a)	4,971,000	3,565,201
United Airlines, Inc. 4.63%, 4/15/2029 (a)	8,000	7,768
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	6,951,000	6,503,842
7.88%, 5/1/2027 (a) (b)	3,567,000	3,590,043
9.50%, 6/1/2028 (a) (b)	3,802,000	3,905,110
		81,316,125
APPAREL — 0.4%
Beach Acquisition Bidco LLC 10.00%, 7/15/2033 (a) (c)	3,663,000	3,809,886
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	2,969,700	3,166,472
Crocs, Inc.:
4.13%, 8/15/2031 (a) (b)	520,000	468,983

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.25%, 3/15/2029 (a)	$1,549,000	$1,476,863
Hanesbrands, Inc. 9.00%, 2/15/2031 (a) (b)	2,613,000	2,765,887
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	1,546,000	1,455,482
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	411,000	376,016
S&S Holdings LLC 8.38%, 10/1/2031 (a)	4,961,000	4,847,939
Under Armour, Inc. 7.25%, 7/15/2030 (a)	900,000	913,266
VF Corp.:
2.80%, 4/23/2027	4,054,000	3,872,908
2.95%, 4/23/2030	5,649,000	4,756,232
6.00%, 10/15/2033	687,000	633,043
6.45%, 11/1/2037	1,445,000	1,263,826
William Carter Co. 5.63%, 3/15/2027 (a) (b)	5,737,000	5,701,373
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	2,084,000	1,867,722
		37,375,898
AUTO MANUFACTURERS — 1.1%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	4,484,500	4,112,780
4.75%, 10/1/2027 (a)	2,086,000	2,066,454
5.88%, 6/1/2029 (a) (b)	925,500	933,385
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a) (b)	8,023,000	7,617,598
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	2,137,000	2,093,833
5.50%, 7/15/2029 (a) (b)	2,574,000	2,562,674
5.88%, 1/15/2028 (a)	1,678,000	1,685,383
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	5,850,600	5,961,703
Mclaren Finance PLC 7.50%, 8/1/2026 (a) (b)	3,527,000	3,535,147
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a) (b)	1,962,000	2,070,302
Nissan Motor Acceptance Co. LLC:
1.85%, 9/16/2026 (a)	7,790,000	7,437,425
2.00%, 3/9/2026 (a)	7,300,000	7,091,293
2.45%, 9/15/2028 (a)	820,000	726,438
2.75%, 3/9/2028 (a) (b)	5,482,000	4,999,036
5.30%, 9/13/2027 (a)	706,000	693,094
5.55%, 9/13/2029 (a)	116,000	111,921
6.95%, 9/15/2026 (a)	5,330,000	5,371,148
7.05%, 9/15/2028 (a)	4,731,000	4,813,083
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	10,400,000	9,986,184
4.81%, 9/17/2030 (a)	15,061,000	13,739,247
PM General Purchaser LLC 9.50%, 10/1/2028 (a) (b)	4,192,000	2,922,453
Security Description	Principal Amount	Value
Wabash National Corp. 4.50%, 10/15/2028 (a)	$3,657,700	$3,310,548
		93,841,129
AUTO PARTS & EQUIPMENT — 1.8%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	5,787,010	5,956,222
7.50%, 2/15/2033 (a) (b)	4,608,000	4,716,334
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	4,336,000	3,969,478
6.50%, 4/1/2027 (b)	3,159,000	3,154,862
6.88%, 7/1/2028 (b)	2,373,000	2,372,003
Aptiv Swiss Holdings Ltd. 5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (b) (d)	4,095,000	4,113,427
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	4,161,000	4,271,475
6.75%, 2/15/2030 (a)	6,811,000	7,082,350
8.50%, 5/15/2027 (a)	6,254,000	6,292,462
Cooper-Standard Automotive, Inc.:
5.63%, 5/15/2027 (a)	2,570,698	2,121,803
13.50%, 3/31/2027 (a)	2,105,121	2,212,272
Dana, Inc.:
4.25%, 9/1/2030	2,384,000	2,354,295
4.50%, 2/15/2032 (b)	3,361,000	3,279,798
5.38%, 11/15/2027 (b)	1,925,000	1,926,309
5.63%, 6/15/2028	2,564,000	2,570,410
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	4,659,000	3,606,858
Forvia SE 8.00%, 6/15/2030 (a) (b)	4,892,000	5,016,110
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	7,256,000	7,552,988
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	3,637,000	3,624,598
5.00%, 7/15/2029 (b)	6,142,000	6,002,454
5.25%, 4/30/2031 (b)	2,954,000	2,835,279
5.25%, 7/15/2031 (b)	2,891,000	2,773,365
5.63%, 4/30/2033 (b)	4,054,000	3,881,219
6.63%, 7/15/2030	3,062,000	3,124,587
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	5,210,641	5,215,122
7.75%, 11/15/2030 (a)	2,887,273	2,961,851
8.00%, 11/15/2032 (a)	2,194,692	2,240,385
Phinia, Inc.:
6.63%, 10/15/2032 (a)	1,889,000	1,917,977
6.75%, 4/15/2029 (a)	6,709,000	6,918,187
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	3,933,000	2,825,743
Tenneco, Inc. 8.00%, 11/17/2028 (a)	13,170,900	13,023,781
Titan International, Inc. 7.00%, 4/30/2028	3,562,000	3,568,768

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	$5,317,000	$5,119,899
6.88%, 4/14/2028 (a)	4,421,064	4,430,790
6.88%, 4/23/2032 (a)	5,613,000	5,184,953
7.13%, 4/14/2030 (a)	3,975,000	3,885,086
		152,103,500
BANKS — 0.4%
Banc of California 3 mo. USD Term SOFR + 2.52%, 3.25%, 5/1/2031 (d)	2,305,300	2,050,726
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	3,961,000	4,365,141
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	1,699,000	1,703,586
7.63%, 5/1/2026 (a)	1,142,000	1,142,413
12.00%, 10/1/2028 (a)	5,242,000	5,636,880
12.25%, 10/1/2030 (a)	3,975,000	4,407,400
Popular, Inc. 7.25%, 3/13/2028	3,362,000	3,578,008
Standard Chartered PLC 3 mo. USD Term SOFR + 1.46%, 7.01%, 7/30/2037 (a) (d)	4,550,000	4,725,766
Texas Capital Bancshares, Inc. 5 yr. CMT + 3.15%, 4.00%, 5/6/2031 (d)	3,226,000	3,132,898
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	470,000	484,293
		31,227,111
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	4,426,000	4,292,468
6.25%, 4/1/2029 (a)	3,002,000	3,024,365
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,554,000	1,545,888
		8,862,721
BIOTECHNOLOGY — 0.0% *
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a) (b)	3,103,000	2,482,307
CHEMICALS — 3.2%
Ashland, Inc. 6.88%, 5/15/2043	2,289,000	2,368,474
ASP Unifrax Holdings, Inc.:
7.10%, 9/30/2029 (a)	5,623,065	2,569,460
11.18%, 9/30/2029 (a)	1,340,734	1,220,443
Avient Corp.:
6.25%, 11/1/2031 (a)	4,847,000	4,885,340
7.13%, 8/1/2030 (a)	1,545,000	1,592,941
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	2,454,000	2,586,246
Security Description	Principal Amount	Value
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	$2,059,000	$1,947,690
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	2,716,000	2,698,319
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	150,000	144,755
6.42%, 7/15/2027 (e)	8,361,000	8,658,317
6.50%, 4/15/2030 (b)	4,894,000	5,006,954
6.58%, 7/15/2029 (e)	3,055,000	3,185,235
6.63%, 7/15/2032 (e)	6,964,000	7,278,355
6.75%, 4/15/2033 (b)	7,586,000	7,663,908
6.85%, 11/15/2028 (e)	5,732,000	6,022,154
7.05%, 11/15/2030 (e)	6,061,000	6,377,930
7.20%, 11/15/2033 (b) (e)	6,407,000	6,804,554
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	6,338,000	6,574,344
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	3,441,000	2,999,313
5.38%, 5/15/2027 (b)	2,620,700	2,592,632
5.75%, 11/15/2028 (a)	5,779,309	5,415,213
8.00%, 1/15/2033 (a)	4,067,000	3,805,451
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a) (b)	3,327,000	2,851,106
12.00%, 2/15/2031 (a) (b)	4,159,000	4,089,794
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	5,111,000	5,110,387
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	2,834,000	2,741,612
FMC Corp. 5 yr. CMT + 4.37%, 8.45%, 11/1/2055 (d)	5,749,000	5,897,267
HB Fuller Co.:
4.00%, 2/15/2027	1,696,000	1,671,561
4.25%, 10/15/2028 (b)	2,454,000	2,374,073
Herens Holdco SARL 4.75%, 5/15/2028 (a)	3,498,000	3,140,085
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	4,160,000	4,178,221
INEOS Finance PLC:
6.75%, 5/15/2028 (a) (b)	4,530,000	4,497,339
7.50%, 4/15/2029 (a) (b)	3,521,000	3,531,211
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	4,403,000	4,460,019
Ingevity Corp. 3.88%, 11/1/2028 (a)	3,493,000	3,328,515
Innophos Holdings, Inc.:
9.38%, 2/15/2028 (a) (b)	961,000	1,072,755
11.50%, 6/15/2029 (a)	2,881,785	2,912,620
Iris Holding, Inc. 10.00%, 12/15/2028 (a) (b)	3,735,000	3,421,596

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a) (b)	$2,320,000	$2,102,802
Methanex Corp.:
5.13%, 10/15/2027	4,814,000	4,793,300
5.25%, 12/15/2029 (b)	1,953,000	1,929,134
5.65%, 12/1/2044	3,959,000	3,149,384
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a)	3,605,000	3,592,815
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	4,939,500	4,860,764
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a)	3,669,000	3,529,725
5.25%, 6/1/2027 (a)	7,462,000	7,423,198
7.00%, 12/1/2031 (a)	2,531,000	2,650,944
8.50%, 11/15/2028 (a)	3,981,000	4,204,493
9.00%, 2/15/2030 (a)	4,097,000	4,424,473
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	3,137,000	2,921,802
OCI NV 6.70%, 3/16/2033 (a)	1,194,000	1,324,468
Olin Corp.:
5.00%, 2/1/2030	2,251,766	2,169,689
5.63%, 8/1/2029	4,668,000	4,625,054
6.63%, 4/1/2033 (a)	4,618,000	4,549,884
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	5,259,300	5,005,381
7.13%, 10/1/2027 (a)	4,863,000	4,949,756
7.25%, 6/15/2031 (a)	3,218,000	3,283,293
9.75%, 11/15/2028 (a)	11,749,898	12,372,055
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	2,726,000	2,924,153
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a) (b)	7,774,000	7,560,293
6.63%, 5/1/2029 (a)	2,514,000	2,465,002
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	3,674,000	3,650,229
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a) (b)	2,644,000	2,561,983
SNF Group SACA 3.38%, 3/15/2030 (a)	2,053,000	1,893,030
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 7.63%, 5/3/2029 (a)	2,911,900	1,681,418
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	8,159,000	7,037,790
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	4,853,048	3,333,704
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	5,874,000	5,828,829
5.63%, 8/15/2029 (a)	4,370,000	3,956,074
Security Description	Principal Amount	Value
7.38%, 3/1/2031 (a)	$1,340,000	$1,372,415
		275,803,523
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	3,742,000	3,977,335
Conuma Resources Ltd. 13.13%, 5/1/2028 (a)	37,000	36,976
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a) (b)	2,567,000	1,919,243
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	3,393,000	3,160,308
		9,093,862
COMMERCIAL SERVICES — 5.3%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	3,370,213	3,252,188
4.88%, 7/15/2032 (a)	5,643,091	5,418,327
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	1,733,000	1,719,725
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	10,389,000	10,628,466
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	15,920,000	16,642,768
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	4,447,461	4,326,045
6.88%, 6/15/2030 (a)	6,545,000	6,633,096
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	11,740,374	11,385,221
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	4,528,000	4,222,994
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	4,259,000	3,951,543
4.63%, 10/1/2027 (a)	3,857,000	3,763,429
APi Group DE, Inc.:
4.13%, 7/15/2029 (a)	865,000	824,907
4.75%, 10/15/2029 (a)	1,443,000	1,418,310
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.38%, 3/1/2029 (a) (b)	5,559,925	5,357,822
5.75%, 7/15/2027 (a)	3,589,000	3,574,453
8.00%, 2/15/2031 (a) (b)	2,359,309	2,442,168
8.25%, 1/15/2030 (a) (b)	4,389,000	4,581,853
8.38%, 6/15/2032 (a)	6,112,000	6,394,680
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	6,912,000	6,961,905
Block, Inc.:
3.50%, 6/1/2031 (b)	5,756,000	5,284,468

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.50%, 5/15/2032	$12,087,000	$12,476,806
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	14,440,141	15,336,874
Brink's Co.:
4.63%, 10/15/2027 (a) (b)	1,309,000	1,301,369
6.50%, 6/15/2029 (a)	1,177,000	1,212,957
6.75%, 6/15/2032 (a)	2,928,000	3,046,965
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	1,308,000	1,235,471
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	4,680,000	4,510,584
Cimpress PLC 7.38%, 9/15/2032 (a) (b)	3,938,000	3,759,727
CoreCivic, Inc. 8.25%, 4/15/2029	2,422,000	2,570,154
CPI CG, Inc. 10.00%, 7/15/2029 (a)	2,915,000	3,095,497
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	1,295,000	1,311,421
Deluxe Corp.:
8.00%, 6/1/2029 (a)	1,239,000	1,196,416
8.13%, 9/15/2029 (a)	5,647,000	5,831,431
EquipmentShare.com, Inc.:
8.00%, 3/15/2033 (a)	2,778,000	2,912,288
8.63%, 5/15/2032 (a)	3,822,000	4,068,863
9.00%, 5/15/2028 (a) (b)	8,167,000	8,634,071
Garda World Security Corp.:
4.63%, 2/15/2027 (a) (b)	6,374,000	6,335,820
6.00%, 6/1/2029 (a) (b)	4,166,879	4,065,415
7.75%, 2/15/2028 (a)	411,000	425,188
8.25%, 8/1/2032 (a)	3,755,000	3,858,863
8.38%, 11/15/2032 (a)	2,804,000	2,880,773
GEO Group, Inc.:
8.63%, 4/15/2029	4,065,576	4,303,859
10.25%, 4/15/2031 (b)	4,639,000	5,089,818
Grand Canyon University 5.13%, 10/1/2028	3,526,000	3,419,726
Herc Holdings, Inc.:
5.50%, 7/15/2027 (a)	7,780,000	7,776,888
6.63%, 6/15/2029 (a)	7,356,000	7,551,081
7.00%, 6/15/2030 (a)	10,459,000	10,950,573
7.25%, 6/15/2033 (a)	7,393,000	7,748,086
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	2,481,000	2,227,243
5.00%, 12/1/2029 (a) (b)	5,772,000	4,058,466
12.63%, 7/15/2029 (a) (b)	9,385,000	9,814,927
Korn Ferry 4.63%, 12/15/2027 (a)	1,326,000	1,318,893
Matthews International Corp. 8.63%, 10/1/2027 (a)	3,046,000	3,169,546
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	2,573,000	2,529,259
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	5,479,208	4,903,727
Security Description	Principal Amount	Value
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	$5,511,000	$5,356,251
OT Midco, Inc. 10.00%, 2/15/2030 (a) (b)	3,819,000	2,952,851
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a)	820,000	754,564
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	4,743,771	4,589,124
6.25%, 1/15/2028 (a)	7,897,000	7,915,084
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	4,832,000	4,639,445
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	8,372,000	8,366,140
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	8,349,000	8,349,083
10.88%, 8/1/2029 (a)	3,807,000	3,678,057
Service Corp. International:
3.38%, 8/15/2030	4,568,000	4,207,676
4.00%, 5/15/2031	4,572,000	4,284,147
4.63%, 12/15/2027	1,409,000	1,401,095
5.13%, 6/1/2029 (b)	4,417,000	4,412,936
5.75%, 10/15/2032	3,914,783	3,957,846
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/2032 (a)	9,818,000	10,203,946
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	2,159,000	836,440
Sotheby's 7.38%, 10/15/2027 (a)	5,685,000	5,620,987
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	2,425,000	2,200,930
StoneMor, Inc. 8.50%, 5/15/2029 (a)	3,931,000	3,638,494
TriNet Group, Inc.:
3.50%, 3/1/2029 (a)	4,265,411	4,004,794
7.13%, 8/15/2031 (a)	3,342,000	3,480,626
United Rentals North America, Inc.:
3.75%, 1/15/2032	8,001,000	7,349,959
3.88%, 11/15/2027	2,852,000	2,796,785
3.88%, 2/15/2031	6,835,000	6,425,447
4.00%, 7/15/2030	3,760,000	3,588,168
4.88%, 1/15/2028	7,692,132	7,664,210
5.25%, 1/15/2030	2,759,000	2,766,808
5.50%, 5/15/2027	1,551,000	1,551,015
6.13%, 3/15/2034 (a)	7,260,000	7,487,819
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	4,420,700	4,373,841
Valvoline, Inc. 3.63%, 6/15/2031 (a)	853,000	771,982
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	8,496,000	9,201,933

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
VM Consolidated, Inc. 5.50%, 4/15/2029 (a) (b)	$719,000	$705,720
VT Topco, Inc. 8.50%, 8/15/2030 (a)	3,090,000	3,281,858
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	6,911,000	7,265,258
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	2,911,000	2,903,082
WEX, Inc. 6.50%, 3/15/2033 (a)	3,506,000	3,536,467
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	2,874,000	2,839,081
6.63%, 6/15/2029 (a)	5,149,000	5,292,194
6.63%, 4/15/2030 (a)	2,317,000	2,406,297
7.38%, 10/1/2031 (a)	2,474,000	2,601,609
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	5,581,000	4,765,114
		458,138,576
COMPUTERS — 0.4%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	2,905,000	2,912,437
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a) (b)	4,300,000	4,112,004
Crane NXT Co. 4.20%, 3/15/2048	3,562,000	2,151,697
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	1,806,000	1,705,478
KBR, Inc. 4.75%, 9/30/2028 (a)	2,726,000	2,621,076
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	12,423,057	11,727,490
NCR Voyix Corp.:
5.00%, 10/1/2028 (a) (b)	1,971,000	1,949,713
5.13%, 4/15/2029 (a)	1,206,921	1,189,035
Science Applications International Corp. 4.88%, 4/1/2028 (a)	2,166,000	2,132,124
Seagate HDD Cayman 5.75%, 12/1/2034	65,000	64,099
Vericast Corp. 12.50%, 12/15/2027 (a)	225,000	249,687
Virtusa Corp. 7.13%, 12/15/2028 (a)	1,990,000	1,895,992
		32,710,832
CONSTRUCTION MATERIALS — 2.2%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	3,116,000	1,417,219
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	5,036,000	5,346,016
Boise Cascade Co. 4.88%, 7/1/2030 (a) (b)	2,054,122	1,999,893
Security Description	Principal Amount	Value
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	$7,557,500	$6,998,547
5.00%, 3/1/2030 (a)	3,073,000	3,016,488
6.38%, 6/15/2032 (a)	2,682,000	2,756,131
6.38%, 3/1/2034 (a) (b)	7,810,000	7,956,125
6.75%, 5/15/2035 (a)	3,761,000	3,872,627
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	4,738,000	4,369,857
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a)	2,508,000	1,832,721
9.50%, 8/15/2029 (a)	3,483,000	3,209,410
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	2,940,000	2,721,676
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	16,225,400	16,603,452
6.75%, 7/15/2031 (a)	3,600,000	3,726,936
Griffon Corp. 5.75%, 3/1/2028	4,509,000	4,504,401
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	1,127,000	1,121,827
JELD-WEN, Inc.:
4.88%, 12/15/2027 (a) (b)	3,876,000	3,607,354
7.00%, 9/1/2032 (a) (b)	1,865,750	1,460,397
Knife River Corp. 7.75%, 5/1/2031 (a)	1,639,700	1,727,818
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	493,000	470,292
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	6,227,000	6,362,998
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	4,189,000	4,298,207
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	3,586,000	3,411,720
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	3,169,000	3,172,327
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	4,378,000	3,555,505
Quikrete Holdings, Inc.:
6.38%, 3/1/2032 (a)	25,858,500	26,606,586
6.75%, 3/1/2033 (a)	7,529,000	7,766,389
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	7,903,898	7,885,719
8.88%, 11/15/2031 (a) (b)	8,415,000	8,828,261
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	7,524,000	7,702,545

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	$8,797,000	$7,900,586
4.38%, 7/15/2030 (a)	8,089,000	7,655,915
4.75%, 1/15/2028 (a)	5,720,000	5,659,883
5.00%, 2/15/2027 (a)	4,119,800	4,107,358
Wilsonart LLC 11.00%, 8/15/2032 (a) (b)	4,877,000	4,450,165
		188,083,351
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	338,000	320,228
4.00%, 1/15/2028 (a)	4,800,000	4,694,304
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	2,202,800	2,122,244
Gates Corp. 6.88%, 7/1/2029 (a)	3,419,000	3,549,845
RB Global Holdings, Inc.:
6.75%, 3/15/2028 (a)	2,831,000	2,904,832
7.75%, 3/15/2031 (a)	2,878,000	3,026,015
Resideo Funding, Inc.:
4.00%, 9/1/2029 (a)	2,803,000	2,649,396
6.50%, 7/15/2032 (a)	5,269,000	5,400,936
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	5,533,000	5,519,887
Wesco Aircraft Holdings, Inc. 10.50%, 11/15/2026 (a) (f)	243,000	204,638
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	2,877,000	3,083,194
		33,475,519
DIVERSIFIED FINANCIAL SERVICES — 5.4%
Acadian Asset Management, Inc. 4.80%, 7/27/2026	2,549,000	2,544,412
AG Issuer LLC 6.25%, 3/1/2028 (a)	2,374,000	2,379,840
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	2,155,242	2,233,025
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (d)	5,860,000	5,758,563
6.70%, 2/14/2033 (b)	291,500	303,303
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	4,542,000	4,990,114
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	3,674,000	3,536,445
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a) (c)	1,335,000	1,361,553
7.75%, 4/15/2030 (a)	5,590,000	5,821,146
Bread Financial Holdings, Inc.:
5 yr. CMT + 4.30%, 8.38%, 6/15/2035 (a) (b) (d)	3,855,000	3,871,538
9.75%, 3/15/2029 (a)	4,828,000	5,198,018
Security Description	Principal Amount	Value
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	$1,278,756	$1,268,283
6.88%, 4/15/2030 (a)	2,055,000	2,053,089
9.25%, 7/1/2031 (a)	4,218,000	4,442,735
Cobra AcquisitionCo LLC:
6.38%, 11/1/2029 (a)	1,326,000	1,144,338
12.25%, 11/1/2029 (a)	1,600,000	1,650,000
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	5,423,000	5,084,008
3.63%, 10/1/2031 (a)	2,866,000	2,562,118
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	1,993,000	2,021,161
9.25%, 12/15/2028 (a)	3,454,000	3,661,482
Encore Capital Group, Inc.:
8.50%, 5/15/2030 (a)	2,508,000	2,690,633
9.25%, 4/1/2029 (a)	3,139,000	3,340,178
Enova International, Inc.:
9.13%, 8/1/2029 (a)	3,126,000	3,291,147
11.25%, 12/15/2028 (a)	4,627,000	4,964,910
EZCORP, Inc. 7.38%, 4/1/2032 (a)	2,556,000	2,686,203
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	4,105,000	4,191,369
Freedom Mortgage Holdings LLC:
8.38%, 4/1/2032 (a)	3,122,000	3,150,629
9.13%, 5/15/2031 (a)	4,660,000	4,805,439
9.25%, 2/1/2029 (a)	9,507,000	9,872,544
GGAM Finance Ltd.:
5.88%, 3/15/2030 (a)	1,457,000	1,465,771
6.88%, 4/15/2029 (a)	823,000	850,538
8.00%, 2/15/2027 (a)	5,584,327	5,763,025
8.00%, 6/15/2028 (a) (b)	4,932,000	5,217,661
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	8,818,000	9,039,861
goeasy Ltd.:
6.88%, 5/15/2030 (a)	2,452,000	2,466,320
7.38%, 10/1/2030 (a)	3,031,000	3,095,409
7.63%, 7/1/2029 (a)	5,455,000	5,624,814
9.25%, 12/1/2028 (a)	4,465,000	4,723,300
Hightower Holding LLC:
6.75%, 4/15/2029 (a)	864,700	861,812
9.13%, 1/31/2030 (a)	1,101,000	1,170,891
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a)	140,000	135,748
6.13%, 11/1/2032 (a)	10,004,000	10,092,435
6.75%, 5/1/2033 (a)	8,631,000	8,895,885
7.13%, 4/30/2031 (a)	9,346,000	9,824,796
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	7,815,000	7,557,261
6.63%, 10/15/2031 (a)	3,917,000	3,904,818

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Jefferson Capital Holdings LLC:
6.00%, 8/15/2026 (a)	$3,147,000	$3,140,958
8.25%, 5/15/2030 (a)	2,833,000	2,934,648
9.50%, 2/15/2029 (a)	3,303,000	3,488,166
LD Holdings Group LLC:
6.13%, 4/1/2028 (a) (b)	2,909,000	2,383,402
8.75%, 11/1/2027 (a)	3,338,547	3,040,014
LFS Topco LLC:
5.88%, 10/15/2026 (a)	2,449,430	2,453,251
8.75%, 7/15/2030 (a) (c)	2,425,000	2,383,629
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	3,550,000	3,290,104
6.50%, 5/1/2028 (a)	8,007,000	7,933,576
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (a)	6,735,000	6,727,255
5.75%, 11/15/2031 (a)	1,875,000	1,894,856
6.00%, 1/15/2027 (a)	3,864,000	3,868,212
6.50%, 8/1/2029 (a)	7,173,000	7,322,916
7.13%, 2/1/2032 (a)	4,710,000	4,893,266
Navient Corp.:
4.88%, 3/15/2028 (b)	3,992,000	3,932,719
5.00%, 3/15/2027	1,332,000	1,324,727
5.50%, 3/15/2029 (b)	7,308,800	7,159,920
Series A, 5.63%, 8/1/2033	4,764,000	4,375,686
7.88%, 6/15/2032	2,471,000	2,570,730
9.38%, 7/25/2030	3,846,165	4,241,858
11.50%, 3/15/2031	2,756,100	3,121,449
OneMain Finance Corp.:
3.50%, 1/15/2027	3,948,000	3,864,223
3.88%, 9/15/2028	6,140,000	5,882,918
4.00%, 9/15/2030	4,134,000	3,813,863
5.38%, 11/15/2029	3,916,000	3,852,482
6.63%, 1/15/2028	4,824,000	4,974,316
6.63%, 5/15/2029	8,568,000	8,811,160
6.75%, 3/15/2032	3,643,000	3,713,711
7.13%, 11/15/2031 (b)	3,550,000	3,691,645
7.13%, 9/15/2032	4,964,000	5,138,634
7.50%, 5/15/2031 (b)	4,866,000	5,084,435
7.88%, 3/15/2030	6,558,000	6,966,367
9.00%, 1/15/2029	2,477,400	2,598,867
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	1,081,000	1,085,616
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	3,274,000	3,293,349
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	1,112,000	1,067,198
5.75%, 9/15/2031 (a)	3,980,400	3,903,777
6.88%, 5/15/2032 (a)	3,876,000	3,966,970
6.88%, 2/15/2033 (a)	4,287,000	4,393,275
7.13%, 11/15/2030 (a)	4,612,000	4,779,001
7.88%, 12/15/2029 (a)	6,708,000	7,131,409
Security Description	Principal Amount	Value
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	$3,804,000	$3,792,740
Phoenix Aviation Capital Ltd. 9.25%, 7/15/2030 (a)	3,644,000	3,771,868
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	5,916,000	5,922,820
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	530,000	488,655
8.38%, 2/1/2028 (a)	4,829,000	4,956,968
8.88%, 1/31/2030 (a)	3,440,000	3,577,325
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	4,988,000	5,245,131
Rfna LP 7.88%, 2/15/2030 (a)	3,006,000	3,075,829
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	10,811,000	11,017,166
6.38%, 8/1/2033 (a)	12,439,000	12,730,073
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	11,306,000	11,030,473
3.63%, 3/1/2029 (a)	2,743,000	2,607,441
3.88%, 3/1/2031 (a)	5,153,500	4,777,758
4.00%, 10/15/2033 (a) (b)	2,433,000	2,175,881
SLM Corp.:
3.13%, 11/2/2026	1,591,000	1,560,055
6.50%, 1/31/2030 (b)	1,874,000	1,963,708
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a) (c)	1,338,000	1,352,036
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	4,739,000	4,968,415
Synchrony Financial 7.25%, 2/2/2033	5,622,000	5,881,905
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	3,632,000	3,768,127
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	6,113,000	5,940,369
5.75%, 6/15/2027 (a)	4,799,800	4,788,040
UWM Holdings LLC 6.63%, 2/1/2030 (a)	6,591,000	6,599,700
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	2,472,500	2,594,370
		466,649,979
ELECTRIC — 3.0%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (d)	3,992,000	3,903,737
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (d)	6,935,500	7,162,152

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (d)	$7,766,000	$7,547,775
Alpha Generation LLC 6.75%, 10/15/2032 (a)	4,436,000	4,577,065
Atlantica Sustainable Infrastructure Ltd. 4.13%, 6/15/2028 (a)	3,422,000	3,277,865
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	5,895,000	5,894,057
Calpine Corp.:
3.75%, 3/1/2031 (a) (b)	905,000	858,483
4.50%, 2/15/2028 (a)	11,815,000	11,707,365
4.63%, 2/1/2029 (a)	727,400	717,784
5.00%, 2/1/2031 (a)	7,698,000	7,612,013
5.13%, 3/15/2028 (a)	8,862,000	8,853,758
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	4,399,000	4,037,886
4.75%, 3/15/2028 (a)	9,348,000	9,227,504
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	3,914,000	4,032,868
Edison International:
5 yr. CMT + 3.66%, 7.88%, 6/15/2054 (b) (d)	2,633,100	2,501,498
5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (b) (d)	3,933,000	3,802,818
Electricite de France SA 5 yr. CMT + 5.41%, 9.13%, 3/15/2033 (a) (d)	9,984,000	11,273,434
Emera, Inc. Series 16-A, 3 mo. USD Term SOFR + 5.44%, 6.75%, 6/15/2076 (d)	300,000	302,172
EUSHI Finance, Inc. 5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (d)	5,101,000	5,277,342
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	5,162,000	4,819,295
Lightning Power LLC 7.25%, 8/15/2032 (a)	7,645,340	8,046,491
National Rural Utilities Cooperative Finance Corp. 3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (d)	9,000	8,930
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	5,188,000	4,895,604
3.63%, 2/15/2031 (a)	3,716,186	3,421,381
5.25%, 6/15/2029 (a)	6,841,000	6,806,863
5.75%, 1/15/2028	3,713,000	3,731,936
5.75%, 7/15/2029 (a)	8,966,746	8,978,134
Security Description	Principal Amount	Value
6.00%, 2/1/2033 (a)	$5,477,713	$5,532,709
6.25%, 11/1/2034 (a)	4,947,000	5,049,749
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	7,529,000	7,288,599
PG&E Corp.:
5.00%, 7/1/2028	5,337,000	5,198,505
5.25%, 7/1/2030 (b)	5,460,000	5,200,759
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (d)	11,830,000	11,220,400
Pike Corp.:
5.50%, 9/1/2028 (a)	1,840,000	1,837,553
8.63%, 1/31/2031 (a)	2,396,000	2,607,782
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	6,913,000	7,394,283
TransAlta Corp.:
6.50%, 3/15/2040	2,215,000	2,137,652
7.75%, 11/15/2029	400,000	419,816
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a) (b)	6,718,000	6,546,086
5.00%, 7/31/2027 (a)	6,682,500	6,673,078
5.50%, 9/1/2026 (a)	5,140,000	5,142,467
5.63%, 2/15/2027 (a)	8,005,000	8,002,118
6.88%, 4/15/2032 (a)	7,679,000	8,028,779
7.75%, 10/15/2031 (a)	7,568,000	8,041,000
XPLR Infrastructure Operating Partners LP:
3.88%, 10/15/2026 (a) (b)	5,176,000	5,053,381
4.50%, 9/15/2027 (a)	1,214,000	1,183,638
7.25%, 1/15/2029 (a) (b)	7,229,050	7,411,367
8.38%, 1/15/2031 (a) (b)	6,932,000	7,403,723
8.63%, 3/15/2033 (a) (b)	3,300,000	3,537,963
		264,187,617
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	4,747,000	4,495,457
4.75%, 6/15/2028 (a)	2,917,000	2,839,875
6.50%, 12/31/2027 (a) (b)	1,738,000	1,757,674
EnerSys:
4.38%, 12/15/2027 (a)	3,247,000	3,194,723
6.63%, 1/15/2032 (a)	20,000	20,450
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	5,772,000	5,942,967
6.38%, 3/15/2033 (a)	3,819,000	3,946,325
6.63%, 3/15/2032 (a)	6,113,000	6,353,363
7.25%, 6/15/2028 (a)	8,678,000	8,780,834
		37,331,668
ELECTRONICS — 0.6%
Atkore, Inc. 4.25%, 6/1/2031 (a) (b)	4,798,000	4,434,983
Coherent Corp. 5.00%, 12/15/2029 (a)	4,190,000	4,116,591
Imola Merger Corp. 4.75%, 5/15/2029 (a)	14,517,536	14,033,376

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	$7,249,000	$6,891,987
5.88%, 9/1/2030 (a)	3,544,000	3,547,969
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	4,665,000	4,257,699
4.38%, 2/15/2030 (a)	5,270,000	5,028,160
6.63%, 7/15/2032 (a)	2,444,000	2,513,092
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	6,307,231	6,021,324
		50,845,181
ENERGY-ALTERNATE SOURCES — 0.1%
Sunnova Energy Corp.:
5.88%, 9/1/2026 (a) (f)	2,419,000	56,387
11.75%, 10/1/2028 (a) (f)	2,015,000	25,933
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	3,759,000	3,600,144
5.00%, 1/31/2028 (a)	7,241,000	7,166,635
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	2,552,600	2,504,254
		13,353,353
ENGINEERING & CONSTRUCTION — 0.6%
AECOM 5.13%, 3/15/2027	4,028,000	4,036,177
Arcosa, Inc.:
4.38%, 4/15/2029 (a)	1,014,000	979,291
6.88%, 8/15/2032 (a)	2,476,000	2,566,201
Artera Services LLC 8.50%, 2/15/2031 (a)	5,587,127	4,643,014
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners 4.05%, 4/27/2026 (a)	1,904,000	1,854,896
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (a)	2,739,000	2,783,125
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	10,151,000	9,358,105
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	3,459,000	3,428,457
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,183,000	3,098,364
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	2,889,000	2,869,586
7.50%, 4/15/2032 (a)	2,786,000	2,836,928
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	706,000	678,057
HTA Group Ltd. 7.50%, 6/4/2029 (a)	3,907,000	4,002,057
Security Description	Principal Amount	Value
INNOVATE Corp. 8.50%, 2/1/2026 (a)	$543,000	$483,080
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	1,142,000	1,167,764
TopBuild Corp.:
3.63%, 3/15/2029 (a) (b)	1,769,169	1,673,829
4.13%, 2/15/2032 (a) (b)	1,064,000	987,094
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	2,996,000	3,371,009
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	3,767,000	3,645,853
		54,462,887
ENTERTAINMENT — 3.2%
Affinity Interactive 6.88%, 12/15/2027 (a)	3,346,000	2,050,663
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	3,479,900	1,347,104
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a) (b)	2,518,000	1,984,436
10.00%, 6/15/2026 (a)	3,855,906	3,814,416
Banijay Entertainment SAS 8.13%, 5/1/2029 (a)	3,707,000	3,845,753
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,009,574	2,919,919
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	7,054,000	6,732,831
6.00%, 10/15/2032 (a) (b)	9,350,000	9,164,028
6.50%, 2/15/2032 (a)	8,958,000	9,184,458
7.00%, 2/15/2030 (a)	10,074,500	10,438,189
8.13%, 7/1/2027 (a)	1,611,000	1,611,532
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	6,112,000	6,033,705
5.50%, 4/1/2027 (a)	3,242,000	3,235,581
5.75%, 4/1/2030 (a) (b)	6,870,000	6,893,908
6.75%, 5/1/2031 (a)	2,064,000	2,121,235
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	4,760,000	4,740,056
7.00%, 8/1/2032 (a)	1,950,118	2,026,387
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	3,704,000	3,645,440
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	4,673,000	4,581,176
International Game Technology PLC:
5.25%, 1/15/2029 (a)	5,710,000	5,659,295
6.25%, 1/15/2027 (a)	6,343,000	6,412,202
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	4,477,000	4,328,364

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	$3,170,598	$3,177,256
7.25%, 11/15/2029 (a)	2,343,000	2,413,384
7.50%, 9/1/2031 (a)	3,177,000	3,324,127
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	969,000	941,083
4.75%, 10/15/2027 (a)	7,702,000	7,616,970
6.50%, 5/15/2027 (a)	4,712,000	4,783,151
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	6,009,000	5,365,857
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	4,062,621	3,913,076
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a)	6,577,000	6,786,412
11.88%, 4/15/2031 (a)	2,585,000	2,707,296
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	2,106,000	1,988,506
Motion Finco SARL 8.38%, 2/15/2032 (a)	3,059,000	2,799,077
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	4,272,000	4,462,958
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	4,466,000	4,486,276
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	1,579,000	1,463,433
5.63%, 1/15/2027 (a) (b)	3,746,000	3,734,500
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	5,048,000	2,878,370
5.88%, 9/1/2031 (a)	5,070,000	2,764,113
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a)	5,585,000	4,952,722
4.63%, 4/6/2031 (a)	3,252,000	2,652,071
8.45%, 7/27/2030 (a)	4,384,000	4,336,653
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	3,595,000	3,602,406
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	7,731,000	7,447,504
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	3,619,500	3,539,762
Security Description	Principal Amount	Value
Six Flags Entertainment Corp.:
5.50%, 4/15/2027 (a)	$984,000	$981,717
7.25%, 5/15/2031 (a) (b)	5,149,000	5,290,597
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 5/1/2032 (a) (b)	6,521,356	6,729,778
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.:
5.25%, 7/15/2029 (b)	3,802,000	3,723,869
5.38%, 4/15/2027 (b)	1,470,000	1,466,119
6.50%, 10/1/2028	1,774,000	1,791,634
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	1,785,000	1,773,612
Starz Capital Holdings 1, Inc. 5.50%, 4/15/2029 (a)	1,943,000	1,689,283
Starz Capital Holdings LLC 5.50%, 4/15/2029 (a)	1,113,000	925,448
Universal Entertainment Corp. 9.88%, 8/1/2029 (a)	1,042,000	1,017,367
Vail Resorts, Inc.:
5.63%, 7/15/2030 (a) (c)	1,692,000	1,692,000
6.50%, 5/15/2032 (a)	1,206,500	1,248,052
Voyager Parent LLC 9.25%, 7/1/2032 (a)	12,857,000	13,400,337
Warnermedia Holdings, Inc.:
Series WI, 4.05%, 3/15/2029	2,534,000	2,365,844
4.28%, 3/15/2032	7,734,000	6,523,010
5.05%, 3/15/2042	14,867,000	10,079,975
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	5,988,000	5,941,234
6.25%, 3/15/2033 (a)	4,210,037	4,237,823
7.13%, 2/15/2031 (a) (b)	8,297,037	8,840,576
		274,625,916
ENVIRONMENTAL CONTROL — 0.5%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	5,317,000	5,285,151
5.13%, 7/15/2029 (a)	1,095,000	1,080,666
6.38%, 2/1/2031 (a)	826,000	845,394
Enviri Corp. 5.75%, 7/31/2027 (a)	3,876,000	3,827,628
GFL Environmental, Inc.:
4.00%, 8/1/2028 (a)	6,206,000	6,017,710
4.38%, 8/15/2029 (a) (b)	3,035,000	2,940,915
4.75%, 6/15/2029 (a)	5,248,500	5,172,659
6.75%, 1/15/2031 (a)	579,000	605,223
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	3,417,000	3,317,053

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.88%, 6/30/2029 (a) (b)	$5,280,000	$5,188,392
Reworld Holding Corp.:
4.88%, 12/1/2029 (a)	3,404,000	3,237,783
5.00%, 9/1/2030	1,374,000	1,300,780
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	3,144,000	3,269,854
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	2,925,000	3,046,066
		45,135,274
FOOD — 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.50%, 3/15/2029 (a)	7,921,500	7,509,899
4.63%, 1/15/2027 (a)	7,966,000	7,910,796
4.88%, 2/15/2030 (a)	5,854,000	5,759,575
5.88%, 2/15/2028 (a)	6,188,000	6,181,565
6.25%, 3/15/2033 (a)	1,592,000	1,643,167
6.50%, 2/15/2028 (a) (b)	4,697,000	4,808,836
Aragvi Finance International DAC 11.13%, 11/20/2029 (a)	4,173,500	4,203,215
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	2,000	1,820
8.00%, 9/15/2028 (a)	7,830,539	7,548,953
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	3,268,000	2,949,958
Chobani Holdco II LLC 8.75%, 10/1/2029 (a)	4,103,546	4,400,232
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	1,282,000	1,258,501
7.63%, 7/1/2029 (a) (b)	664,000	692,678
Fiesta Purchaser, Inc.:
7.88%, 3/1/2031 (a)	3,334,000	3,537,574
9.63%, 9/15/2032 (a) (b)	445,000	470,703
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	8,152,000	8,444,901
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	1,796,830	1,713,206
4.38%, 1/31/2032 (a)	3,343,000	3,129,015
4.88%, 5/15/2028 (a)	5,772,000	5,737,253
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	4,906,700	4,733,248
5.50%, 10/15/2027 (a)	6,729,000	6,722,002
6.13%, 9/15/2032 (a)	6,814,000	6,975,628
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	5,656,300	5,094,629
4.25%, 4/15/2031	5,060,100	4,880,972
6.25%, 7/1/2033	6,747,800	7,135,934
6.88%, 5/15/2034	3,704,000	4,065,807
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	6,099,000	5,666,337
Security Description	Principal Amount	Value
4.63%, 4/15/2030 (a)	$8,734,000	$8,400,973
5.50%, 12/15/2029 (a)	6,909,000	6,881,571
6.25%, 2/15/2032 (a)	6,453,000	6,638,072
6.25%, 10/15/2034 (a)	2,832,813	2,856,750
6.38%, 3/1/2033 (a)	6,648,552	6,711,048
Safeway, Inc. 7.25%, 2/1/2031	2,025,000	2,159,946
Sigma Holdco BV 7.88%, 5/15/2026 (a)	830,000	829,228
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	6,194,000	5,860,391
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	1,442,000	1,315,710
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	1,903,000	1,853,503
4.75%, 2/15/2029 (a)	7,272,000	7,152,957
5.75%, 4/15/2033 (a)	847,000	848,016
6.88%, 9/15/2028 (a)	3,349,000	3,463,301
7.25%, 1/15/2032 (a)	2,668,000	2,806,949
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	2,495,000	2,464,586
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	7,951,900	7,816,400
		191,235,805
FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,404,000	4,384,358
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	4,253,000	4,247,514
10.50%, 5/15/2029 (a)	3,509,000	3,603,743
		12,235,615
FOREST PRODUCTS & PAPER — 0.3%
Ahlstrom Holding 3 OYJ 4.88%, 2/4/2028 (a) (b)	2,594,000	2,471,875
Domtar Corp. 6.75%, 10/1/2028 (a)	6,661,000	6,027,672
Magnera Corp.:
4.75%, 11/15/2029 (a) (b)	2,972,000	2,623,176
7.25%, 11/15/2031 (a)	4,382,000	4,130,824
Mercer International, Inc.:
5.13%, 2/1/2029	5,144,000	4,194,675
12.88%, 10/1/2028 (a)	2,924,000	2,969,848
		22,418,070
GAS — 0.4%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (d)	6,770,000	6,763,162
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75%, 5/20/2027	574,000	569,529

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
9.38%, 6/1/2028 (a)	$4,144,000	$4,272,423
9.50%, 6/1/2030 (a)	3,066,000	3,177,602
Venture Global Plaquemines LNG LLC:
7.50%, 5/1/2033 (a)	8,508,000	9,114,535
7.75%, 5/1/2035 (a)	8,289,000	8,980,054
		32,877,305
HEALTH CARE PRODUCTS — 1.1%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	4,475,000	4,236,080
4.63%, 7/15/2028 (a)	9,843,000	9,667,598
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	9,507,000	9,932,343
Dentsply Sirona, Inc. 5 yr. CMT + 4.38%, 8.38%, 9/12/2055 (d)	2,726,000	2,740,421
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	3,181,000	2,873,016
Hologic, Inc.:
3.25%, 2/15/2029 (a)	1,764,000	1,681,921
4.63%, 2/1/2028 (a)	1,800,000	1,784,250
Insulet Corp. 6.50%, 4/1/2033 (a)	648,000	675,734
Medline Borrower LP:
3.88%, 4/1/2029 (a)	24,288,000	23,319,880
5.25%, 10/1/2029 (a)	12,875,000	12,775,862
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	13,576,000	13,938,072
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	3,511,000	3,633,639
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	3,354,000	3,485,410
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	3,679,000	3,591,293
4.63%, 11/15/2027 (b)	1,471,000	1,456,349
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	3,428,000	3,469,067
		99,260,935
HEALTH CARE SERVICES — 4.1%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	3,346,979	3,245,398
5.50%, 7/1/2028 (a)	1,368,000	1,359,450
7.38%, 3/15/2033 (a) (b)	4,843,000	4,995,990
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a) (b)	1,599,000	1,561,312
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	2,999,000	2,813,482
4.00%, 3/15/2031 (a)	2,184,000	2,000,653
4.25%, 5/1/2028 (a)	5,168,000	5,013,218
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	7,105,000	6,098,292
5.25%, 5/15/2030 (a)	8,635,000	7,653,719
Security Description	Principal Amount	Value
5.63%, 3/15/2027 (a)	$12,187,619	$11,993,958
6.00%, 1/15/2029 (a)	3,934,300	3,796,009
6.13%, 4/1/2030 (a)	8,292,000	6,125,052
6.88%, 4/15/2029 (a) (b)	7,099,000	5,659,607
10.88%, 1/15/2032 (a)	14,830,000	15,699,038
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	1,831,000	1,898,436
DaVita, Inc.:
3.75%, 2/15/2031 (a)	10,179,500	9,257,543
4.63%, 6/1/2030 (a)	16,964,000	16,256,940
6.75%, 7/15/2033 (a) (b)	5,594,000	5,775,637
6.88%, 9/1/2032 (a)	4,901,000	5,082,190
Encompass Health Corp.:
4.50%, 2/1/2028	4,913,077	4,866,059
4.63%, 4/1/2031	1,452,000	1,404,810
4.75%, 2/1/2030	2,218,500	2,189,704
5.75%, 9/15/2025	546,000	545,782
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	3,681,000	3,334,802
Global Medical Response, Inc. 9.50%, 10/31/2028 (a)	3,166,654	3,167,192
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	6,805,000	6,743,755
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	1,521,000	1,478,427
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	4,795,000	5,065,102
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	5,206,000	5,195,848
5.00%, 5/15/2027 (a)	6,017,000	5,999,370
6.25%, 6/1/2032 (a)	10,469,000	10,744,125
6.50%, 5/15/2030 (a)	2,177,000	2,242,724
Kedrion SpA 6.50%, 9/1/2029 (a)	6,540,000	6,262,639
LifePoint Health, Inc.:
8.38%, 2/15/2032 (a)	5,187,000	5,533,336
9.88%, 8/15/2030 (a)	4,611,000	4,991,684
10.00%, 6/1/2032 (a) (b)	4,581,000	4,721,866
11.00%, 10/15/2030 (a)	9,828,400	10,861,365
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	1,099,000	1,019,949
3.88%, 5/15/2032 (a)	2,475,000	2,256,408
4.38%, 6/15/2028 (a)	5,759,100	5,626,525
6.25%, 1/15/2033 (a)	4,622,000	4,704,549
MPH Acquisition Holdings LLC:
5.75%, 12/31/2030 (a)	4,613,541	3,806,771
6.75%, 3/31/2031 (a)	5,010,000	3,730,797
11.50%, 12/31/2030 (a)	2,693,910	2,664,950
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	4,835,000	4,780,751
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a) (b)	11,608,000	11,520,592

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Radiology Partners, Inc.:
8.50%, 7/15/2032 (a) (b)	$3,033,000	$3,040,582
9.78%, 2/15/2030 (a)	3,857,608	3,803,717
Select Medical Corp. 6.25%, 12/1/2032 (a) (b)	1,385,000	1,393,365
Star Parent, Inc. 9.00%, 10/1/2030 (a) (b)	9,498,000	10,003,199
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	2,503,000	2,552,059
Tenet Healthcare Corp.:
4.25%, 6/1/2029	8,725,400	8,468,699
4.38%, 1/15/2030	9,079,000	8,797,279
4.63%, 6/15/2028	5,021,000	4,955,878
5.13%, 11/1/2027	8,864,300	8,846,660
6.13%, 10/1/2028 (b)	14,034,000	14,051,542
6.13%, 6/15/2030	11,836,000	12,041,473
6.25%, 2/1/2027	9,108,600	9,107,143
6.75%, 5/15/2031	5,910,000	6,115,550
6.88%, 11/15/2031	2,425,000	2,605,711
Toledo Hospital:
4.98%, 11/15/2045	1,263,000	1,021,300
Series B, 5.33%, 11/15/2028 (b)	1,983,000	1,978,261
6.02%, 11/15/2048	2,949,500	2,696,226
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	7,892,000	8,148,332
		351,372,782
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Benteler International AG 10.50%, 5/15/2028 (a)	6,122,000	6,443,405
Stena International SA:
7.25%, 1/15/2031 (a)	5,397,000	5,406,013
7.63%, 2/15/2031 (a)	2,913,000	2,975,600
		14,825,018
HOME BUILDERS — 1.3%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	4,283,000	4,436,760
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	667,000	637,038
4.63%, 4/1/2030 (a)	3,641,000	3,461,535
6.63%, 1/15/2028 (a)	4,335,000	4,351,993
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	66,000	66,117
7.25%, 10/15/2029 (b)	5,289,000	5,328,086
7.50%, 3/15/2031 (a) (b)	2,146,000	2,177,804
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	3,348,000	3,010,689
5.00%, 6/15/2029 (a) (b)	4,293,000	3,912,254
6.25%, 9/15/2027 (a)	2,961,000	2,950,340
Century Communities, Inc. 3.88%, 8/15/2029 (a)	4,445,000	4,114,692
Security Description	Principal Amount	Value
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	$3,092,000	$3,223,874
Empire Communities Corp. 9.75%, 5/1/2029 (a)	5,194,000	5,333,563
Forestar Group, Inc.:
5.00%, 3/1/2028 (a)	2,921,000	2,878,908
6.50%, 3/15/2033 (a)	3,192,000	3,216,163
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	1,707,000	1,704,030
K Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	4,151,346	4,503,588
KB Home:
4.00%, 6/15/2031	48,000	44,474
4.80%, 11/15/2029	1,609,000	1,581,808
6.88%, 6/15/2027	3,253,000	3,337,611
7.25%, 7/15/2030	1,138,000	1,177,352
Landsea Homes Corp. 8.88%, 4/1/2029 (a) (b)	3,493,204	3,643,307
LGI Homes, Inc.:
4.00%, 7/15/2029 (a) (b)	1,988,000	1,777,530
7.00%, 11/15/2032 (a) (b)	3,568,000	3,396,807
8.75%, 12/15/2028 (a)	4,547,000	4,726,106
M/I Homes, Inc.:
3.95%, 2/15/2030	1,171,000	1,097,801
4.95%, 2/1/2028	3,701,000	3,676,907
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	4,273,000	4,107,336
5.25%, 12/15/2027 (a)	2,887,000	2,872,940
New Home Co., Inc.:
8.50%, 11/1/2030 (a)	1,860,000	1,894,633
9.25%, 10/1/2029 (a)	3,787,000	3,923,143
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	3,584,000	3,550,848
4.75%, 4/1/2029	452,000	441,360
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	3,687,000	3,855,533
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	673,000	669,130
5.75%, 1/15/2028 (a)	2,984,937	3,025,353
5.88%, 6/15/2027 (a)	4,978,000	5,057,598
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	1,453,000	1,366,459
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	2,674,000	2,681,728
5.70%, 6/15/2028	3,634,000	3,668,087
		116,881,285
HOME FURNISHINGS — 0.3%
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	5,110,000	4,644,837
4.00%, 4/15/2029 (a) (b)	6,623,000	6,333,310
Whirlpool Corp.:
2.40%, 5/15/2031	1,626,000	1,382,149
4.50%, 6/1/2046	3,151,000	2,420,346

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.60%, 5/15/2050	$3,787,000	$2,873,992
4.70%, 5/14/2032	988,000	921,636
4.75%, 2/26/2029 (b)	2,520,000	2,480,033
Series MTN, 5.15%, 3/1/2043 (b)	830,000	721,876
5.50%, 3/1/2033 (b)	1,359,000	1,319,032
5.75%, 3/1/2034 (b)	860,000	838,328
6.13%, 6/15/2030	2,669,000	2,693,688
6.50%, 6/15/2033	3,755,000	3,766,753
		30,395,980
HOUSEHOLD PRODUCTS — 0.3%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	3,823,134	3,612,785
5.50%, 6/1/2028 (a)	5,217,000	5,192,480
Opal Bidco SAS 6.50%, 3/31/2032 (a)	5,643,000	5,751,797
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	2,918,000	604,435
Perrigo Finance Unlimited Co.:
4.90%, 6/15/2030	4,543,000	4,463,861
6.13%, 9/30/2032	4,099,000	4,138,351
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	1,409,000	1,298,055
		25,061,764
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	4,812,323	4,254,190
Central Garden & Pet Co.:
4.13%, 10/15/2030 (b)	965,000	909,300
4.13%, 4/30/2031 (a) (b)	3,442,063	3,202,151
Kronos Acquisition Holdings, Inc.:
8.25%, 6/30/2031 (a)	3,319,000	3,014,050
10.75%, 6/30/2032 (a) (b)	3,091,000	2,251,917
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	205,000	165,218
		13,796,826
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a) (b)	5,170,500	4,240,120
Newell Brands, Inc.:
6.38%, 9/15/2027	3,632,000	3,679,506
6.38%, 5/15/2030 (b)	4,738,000	4,607,563
6.63%, 9/15/2029 (b)	3,706,000	3,670,534
6.63%, 5/15/2032 (b)	2,976,000	2,846,723
6.88%, 4/1/2036 (b) (e)	1,203,000	1,153,436
7.00%, 4/1/2046 (e)	5,252,000	4,471,868
8.50%, 6/1/2028 (a)	7,700,000	8,108,562
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	1,454,000	1,333,696
4.38%, 2/1/2032	2,475,000	2,272,075
4.50%, 10/15/2029 (b)	1,662,000	1,606,938
Security Description	Principal Amount	Value
5.25%, 12/15/2026 (b)	$798,000	$797,186
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	3,063,000	1,203,728
		39,991,935
INSURANCE — 2.5%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	1,713,000	1,646,621
6.00%, 8/1/2029 (a)	3,266,000	3,184,121
6.75%, 7/1/2032 (a)	1,238,000	1,255,443
7.50%, 11/6/2030 (a)	9,805,000	10,126,212
8.25%, 2/1/2029 (a)	6,123,000	6,333,815
8.50%, 6/15/2029 (a)	3,035,183	3,165,726
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	2,790,000	2,735,958
5.88%, 11/1/2029 (a) (b)	42,000	41,401
6.50%, 10/1/2031 (a)	7,082,967	7,225,760
6.75%, 10/15/2027 (a)	6,173,000	6,183,371
6.75%, 4/15/2028 (a)	9,627,000	9,784,305
7.00%, 1/15/2031 (a)	11,581,000	11,980,776
7.38%, 10/1/2032 (a) (b)	2,389,000	2,465,018
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	3,997,000	3,883,925
6.38%, 2/15/2029 (a)	5,732,000	5,841,596
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	7,167,000	7,331,913
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	10,262,000	10,724,611
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	8,444,000	8,885,537
Assurant, Inc. 3 mo. USD Term SOFR + 4.14%, 7.00%, 3/27/2048 (d)	3,342,000	3,435,175
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a) (b)	1,694,000	1,693,712
7.50%, 2/15/2032 (a) (b)	520,000	557,232
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	3,647,000	3,793,755
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	5,417,000	5,354,217
Constellation Insurance, Inc.:
6.63%, 5/1/2031 (a)	1,731,000	1,676,110
6.80%, 1/24/2030 (a)	4,852,000	4,819,152
Fidelis Insurance Holdings Ltd. 5 yr. CMT + 4.28%, 7.75%, 6/15/2055 (d)	1,047,000	1,079,970

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Genworth Holdings, Inc. 6.50%, 6/15/2034	$1,423,000	$1,408,656
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (d)	4,714,900	4,614,143
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (d)	5,451,000	5,670,730
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	8,007,000	8,289,567
8.13%, 2/15/2032 (a)	2,710,000	2,819,132
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	4,920,000	4,909,717
7.25%, 6/15/2030 (a)	16,898,000	17,661,958
7.38%, 1/31/2032 (a)	9,322,000	9,751,837
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	3,677,000	3,898,539
10.50%, 12/15/2030 (a)	1,768,000	1,893,263
Liberty Mutual Group, Inc.:
5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (d)	3,163,016	3,078,469
4.30%, 2/1/2061 (a)	8,124,000	4,985,699
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	16,857,000	17,516,614
Ryan Specialty LLC:
4.38%, 2/1/2030 (a)	475,000	459,686
5.88%, 8/1/2032 (a)	5,947,000	5,989,521
USI, Inc. 7.50%, 1/15/2032 (a)	1,766,100	1,863,836
Wilton RE Ltd. 5 yr. CMT + 5.27%, 6.00%, 10/22/2030 (a) (d)	998,000	998,589
		221,015,388
INTERNET — 1.8%
Acuris Finance U.S., Inc./Acuris Finance SARL:
5.00%, 5/1/2028 (a)	4,160,000	3,965,562
9.00%, 8/1/2029 (a)	1,905,000	1,954,378
ANGI Group LLC 3.88%, 8/15/2028 (a)	4,532,500	4,232,539
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	6,349,000	6,077,961
6.13%, 12/1/2028 (a)	3,636,000	3,346,211
Cablevision Lightpath LLC 3.88%, 9/15/2027 (a)	1,901,112	1,832,786
Cars.com, Inc. 6.38%, 11/1/2028 (a)	2,021,000	2,025,567
Cogent Communications Group LLC 7.00%, 6/15/2027 (a)	2,163,000	2,173,382
Security Description	Principal Amount	Value
Cogent Communications Group LLC/Cogent Finance, Inc.:
6.50%, 7/1/2032 (a)	$3,745,000	$3,688,226
7.00%, 6/15/2027 (a)	5,150,000	5,160,918
Gen Digital, Inc.:
6.25%, 4/1/2033 (a)	4,314,000	4,434,835
6.75%, 9/30/2027 (a)	5,401,000	5,498,758
7.13%, 9/30/2030 (a) (b)	3,572,000	3,705,557
Getty Images, Inc.:
9.75%, 3/1/2027 (a) (b)	2,242,000	2,203,438
11.25%, 2/21/2030 (a) (b)	3,999,000	3,969,447
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	2,657,000	2,513,256
5.25%, 12/1/2027 (a)	3,268,000	3,263,850
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	3,296,000	3,197,120
ION Trading Technologies SARL:
5.75%, 5/15/2028 (a)	4,238,000	4,098,400
9.50%, 5/30/2029 (a)	5,863,700	6,057,613
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	1,564,000	1,397,012
4.13%, 8/1/2030 (a)	2,695,000	2,526,967
4.63%, 6/1/2028 (a)	4,671,000	4,555,766
5.00%, 12/15/2027 (a)	3,309,700	3,288,650
5.63%, 2/15/2029 (a)	4,953,000	4,915,357
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	5,000,000	4,110,200
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	3,093,000	1,763,474
11.75%, 10/15/2028 (a)	3,535,000	2,558,456
Rakuten Group, Inc.:
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (d)	5,204,800	4,815,741
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (d)	3,239,000	3,165,734
9.75%, 4/15/2029 (a)	12,425,000	13,635,568
11.25%, 2/15/2027 (a)	12,874,700	13,987,332
Shutterfly Finance LLC 8.50%, 10/1/2027 (a)	3,323,727	3,083,654
Snap, Inc. 6.88%, 3/1/2033 (a)	8,765,000	8,989,033
Wayfair LLC:
7.25%, 10/31/2029 (a)	5,717,000	5,736,952
7.75%, 9/15/2030 (a)	3,765,000	3,793,991
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	3,833,000	3,578,834
		159,302,525
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a) (b)	1,912,000	1,625,181
5.25%, 4/15/2029 (a)	5,889,000	5,287,262

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	$4,529,000	$3,805,945
5.25%, 5/15/2027	6,424,100	6,225,917
6.25%, 5/15/2026	3,143,000	3,120,339
9.00%, 6/15/2030	5,542,000	5,171,462
9.75%, 1/15/2029	5,206,000	5,085,637
10.00%, 11/15/2029 (a)	3,849,000	3,810,048
Prospect Capital Corp.:
3.36%, 11/15/2026 (b)	3,926,000	3,748,741
3.44%, 10/15/2028 (b)	1,954,000	1,752,699
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a) (b)	14,071,000	5,331,220
		44,964,451
IRON/STEEL — 1.0%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	3,924,000	3,626,796
ATI, Inc.:
4.88%, 10/1/2029	1,737,000	1,698,821
5.88%, 12/1/2027	1,883,000	1,882,473
7.25%, 8/15/2030	3,330,000	3,499,530
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	3,739,000	3,446,049
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	1,128,000	1,136,528
Carpenter Technology Corp.:
6.38%, 7/15/2028	2,587,000	2,593,028
7.63%, 3/15/2030	930,000	962,531
Champion Iron Canada, Inc. 7.88%, 7/15/2032 (a) (c)	1,540,000	1,560,035
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	239
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	4,349,000	3,998,645
4.88%, 3/1/2031 (a) (b)	3,791,000	3,262,383
5.88%, 6/1/2027 (b)	482,000	480,906
6.75%, 4/15/2030 (a)	5,202,000	5,017,225
6.88%, 11/1/2029 (a) (b)	5,845,238	5,755,864
7.00%, 3/15/2032 (a) (b)	7,812,300	7,369,733
7.38%, 5/1/2033 (a) (b)	4,562,000	4,281,437
7.50%, 9/15/2031 (a) (b)	7,102,000	6,850,092
Commercial Metals Co.:
3.88%, 2/15/2031 (b)	1,038,000	954,306
4.13%, 1/15/2030 (b)	1,305,000	1,251,939
4.38%, 3/15/2032	499,000	462,199
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	3,751,000	4,037,126
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	5,399,500	5,410,569
8.13%, 5/1/2027 (a)	4,761,000	4,753,001
8.50%, 5/1/2030 (a) (b)	3,753,000	3,730,144
9.25%, 10/1/2028 (a)	5,261,388	5,371,667
Security Description	Principal Amount	Value
TMS International Corp. 6.25%, 4/15/2029 (a)	$856,000	$814,938
U.S. Steel Corp. 6.88%, 3/1/2029	2,592,000	2,621,808
		86,830,012
IT SERVICES — 0.6%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	4,519,000	4,642,866
ASGN, Inc. 4.63%, 5/15/2028 (a)	5,409,500	5,278,211
CACI International, Inc. 6.38%, 6/15/2033 (a)	3,452,000	3,565,950
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	3,923,000	4,174,503
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	2,568,700	2,694,695
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	3,129,000	3,224,466
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	5,498,000	6,018,056
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029	534,000	508,872
4.13%, 1/15/2031	2,636,000	2,404,567
5.88%, 7/15/2030 (a)	2,677,000	2,724,972
8.25%, 12/15/2029	3,128,000	3,340,792
9.63%, 12/1/2032	4,270,085	4,814,393
Seagate HDD Cayman 8.50%, 7/15/2031 (b)	5,840,000	6,253,238
Unisys Corp. 10.63%, 1/15/2031 (a)	4,200,000	4,318,398
		53,963,979
LEISURE TIME — 1.6%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (f) (g)	50,000	—
Amer Sports Co. 6.75%, 2/16/2031 (a)	4,167,500	4,336,909
Carnival Corp.:
5.75%, 3/1/2027 (a)	19,311,600	19,467,251
5.75%, 3/15/2030 (a)	5,775,000	5,875,832
5.88%, 6/15/2031 (a)	3,372,000	3,434,416
6.00%, 5/1/2029 (a)	14,465,000	14,610,084
6.13%, 2/15/2033 (a)	11,450,000	11,704,419
Life Time, Inc. 6.00%, 11/15/2031 (a)	2,608,000	2,652,492
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	2,029,000	2,122,091
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	1,616,333	1,627,292
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	3,339,000	2,640,314
NCL Corp. Ltd.:
5.88%, 2/15/2027 (a)	7,689,000	7,713,682

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.25%, 3/1/2030 (a)	$2,630,333	$2,651,665
6.75%, 2/1/2032 (a)	11,610,000	11,860,195
7.75%, 2/15/2029 (a)	3,015,000	3,206,121
8.13%, 1/15/2029 (a)	3,586,000	3,778,855
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	4,622,000	4,693,687
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a) (b)	2,219,000	2,271,790
10.75%, 11/15/2029 (a) (b)	6,173,000	6,346,029
11.13%, 7/15/2030 (a)	6,261,000	6,552,074
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	3,230,500	3,228,756
7.00%, 2/15/2029 (a)	2,554,600	2,576,365
9.13%, 7/15/2031 (a)	3,086,000	3,325,844
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	2,262,000	2,259,127
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	5,851,000	5,819,756
		134,755,046
LODGING — 1.6%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	4,558,000	4,525,091
4.75%, 6/15/2031 (a) (b)	4,284,000	4,107,028
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	1,910,000	1,851,344
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	4,941,000	5,128,066
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	9,776,000	8,850,702
3.75%, 5/1/2029 (a)	3,644,000	3,487,490
4.00%, 5/1/2031 (a)	6,245,077	5,870,872
4.88%, 1/15/2030	5,560,000	5,530,588
5.75%, 5/1/2028 (a)	788,000	790,017
5.88%, 4/1/2029 (a)	4,865,500	4,969,719
5.88%, 3/15/2033 (a)	6,904,800	7,036,267
6.13%, 4/1/2032 (a)	4,185,000	4,285,398
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
4.88%, 7/1/2031 (a) (b)	2,060,000	1,898,022
5.00%, 6/1/2029 (a)	6,911,000	6,644,028
6.63%, 1/15/2032 (a)	8,696,000	8,835,223
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	682,000	680,950
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a) (b)	1,746,000	1,676,998
4.75%, 1/15/2028	2,970,000	2,902,670
MGM Resorts International:
4.63%, 9/1/2026	870,000	868,069
4.75%, 10/15/2028	5,888,500	5,815,718
Security Description	Principal Amount	Value
5.50%, 4/15/2027 (b)	$5,235,000	$5,256,621
6.13%, 9/15/2029 (b)	7,347,000	7,472,781
6.50%, 4/15/2032 (b)	3,813,000	3,874,427
Station Casinos LLC:
4.50%, 2/15/2028 (a)	4,814,000	4,721,764
4.63%, 12/1/2031 (a)	1,561,000	1,461,955
6.63%, 3/15/2032 (a)	1,696,033	1,734,652
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	2,893,000	2,785,149
4.63%, 3/1/2030 (a)	5,282,000	5,061,265
6.00%, 4/1/2027	1,732,493	1,747,929
6.63%, 7/31/2026 (a)	4,570,898	4,617,750
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	1,896,000	1,855,198
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	8,980,000	8,985,837
		135,329,588
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	3,331,000	3,256,852
4.13%, 4/15/2029 (a)	1,573,000	1,516,325
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	2,187,000	2,312,687
Terex Corp.:
5.00%, 5/15/2029 (a)	5,843,000	5,707,442
6.25%, 10/15/2032 (a)	3,641,000	3,648,901
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	2,635,000	2,568,282
		19,010,489
MACHINERY-DIVERSIFIED — 0.6%
ATS Corp. 4.13%, 12/15/2028 (a)	4,676,000	4,470,864
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	9,265,000	9,704,254
9.50%, 1/1/2031 (a)	2,501,000	2,667,517
Esab Corp. 6.25%, 4/15/2029 (a)	3,163,000	3,239,608
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	3,599,000	2,467,402
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a) (b)	2,529,000	1,978,892
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a) (b)	6,930,000	7,244,414
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	3,185,000	3,361,990
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	3,575,559	3,439,974
OT Merger Corp. 7.88%, 10/15/2029 (a)	593,000	210,064

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	$881,000	$913,826
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	879,000	879,738
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	8,061,000	8,040,606
		48,619,149
MEDIA — 7.2%
Altice Financing SA 9.63%, 7/15/2027 (a)	2,713,000	2,335,513
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	5,815,000	4,653,279
10.25%, 1/15/2029 (a)	6,997,000	7,257,218
10.50%, 7/15/2032 (a) (c)	2,625,000	2,658,206
Beasley Mezzanine Holdings LLC 9.20%, 8/1/2028 (a)	563,000	212,791
Block Communications, Inc. 4.88%, 3/1/2028 (a)	4,608,000	4,410,040
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	3,320,000	2,614,732
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	17,669,506	16,488,653
4.25%, 1/15/2034 (a) (b)	13,106,900	11,665,272
4.50%, 8/15/2030 (a)	13,941,000	13,287,306
4.50%, 5/1/2032	16,805,500	15,640,375
4.50%, 6/1/2033 (a)	11,090,900	10,140,077
4.75%, 3/1/2030 (a)	18,690,400	18,115,857
4.75%, 2/1/2032 (a) (b)	7,416,600	7,030,418
5.00%, 2/1/2028 (a)	18,203,600	18,037,401
5.13%, 5/1/2027 (a)	20,879,000	20,807,594
5.38%, 6/1/2029 (a)	11,133,500	11,091,081
6.38%, 9/1/2029 (a) (b)	7,559,500	7,712,958
7.38%, 3/1/2031 (a)	6,371,000	6,644,380
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	5,767,000	3,987,938
4.13%, 12/1/2030 (a)	6,592,716	4,677,993
4.50%, 11/15/2031 (a)	8,585,000	6,042,810
4.63%, 12/1/2030 (a) (b)	14,328,000	6,663,953
5.00%, 11/15/2031 (a) (b)	3,398,000	1,581,225
5.38%, 2/1/2028 (a)	5,822,000	5,331,438
5.50%, 4/15/2027 (a)	9,502,000	9,070,324
5.75%, 1/15/2030 (a)	13,562,000	6,713,190
6.50%, 2/1/2029 (a) (b)	11,377,000	9,245,633
7.50%, 4/1/2028 (a)	7,384,000	5,516,586
11.25%, 5/15/2028 (a) (b)	6,979,000	6,945,361
11.75%, 1/31/2029 (a)	12,123,000	11,492,968
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	1,452,000	410,829
Directv Financing LLC 8.88%, 2/1/2030 (a)	5,071,000	4,992,856
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	21,894,000	21,819,123
Security Description	Principal Amount	Value
10.00%, 2/15/2031 (a)	$14,121,000	$13,713,044
Discovery Communications LLC:
3.63%, 5/15/2030	3,454,000	3,059,968
3.95%, 3/20/2028	517,000	493,818
4.13%, 5/15/2029	2,073,000	1,927,061
DISH DBS Corp.:
5.13%, 6/1/2029	10,150,000	6,764,366
5.25%, 12/1/2026 (a)	14,306,000	12,986,271
5.75%, 12/1/2028 (a)	13,790,000	11,949,035
7.38%, 7/1/2028	6,547,000	4,727,916
7.75%, 7/1/2026	13,390,700	11,895,227
DISH Network Corp. 11.75%, 11/15/2027 (a)	21,664,446	22,305,714
GCI LLC 4.75%, 10/15/2028 (a)	3,284,000	3,176,022
Gray Media, Inc.:
4.75%, 10/15/2030 (a) (b)	4,803,000	3,633,133
5.38%, 11/15/2031 (a) (b)	7,130,000	5,328,534
7.00%, 5/15/2027 (a) (b)	1,523,700	1,524,081
10.50%, 7/15/2029 (a) (b)	7,417,000	7,969,937
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	1,167,000	941,827
7.75%, 8/15/2030 (a)	3,679,830	2,849,550
9.13%, 5/1/2029 (a) (b)	4,058,235	3,344,189
10.88%, 5/1/2030 (a)	5,689,400	2,788,090
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	5,023,000	2,984,466
6.75%, 10/15/2027 (a)	7,445,000	5,003,412
Liberty Interactive LLC:
8.25%, 2/1/2030	2,971,000	339,437
8.50%, 7/15/2029	1,919,000	234,176
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	6,476,000	6,500,350
7.38%, 9/1/2031 (a)	2,105,000	2,195,747
8.00%, 8/1/2029 (a)	3,095,000	3,148,698
Midcontinent Communications 8.00%, 8/15/2032 (a) (b)	1,549,798	1,643,173
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	5,139,000	5,005,437
5.63%, 7/15/2027 (a)	9,135,601	9,113,036
Paramount Global:
3 mo. USD Term SOFR + 3.90%, 6.25%, 2/28/2057 (d)	6,024,000	5,670,632
5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (d)	5,661,974	5,547,489
Radiate Holdco LLC/Radiate Finance, Inc. 6.00%, 3/25/2030 (a)	5,119,440	4,263,111
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a) (b)	2,596,000	2,269,086
5.38%, 1/15/2031 (a)	2,053,000	1,421,600
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	1,566,000	1,393,568

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Sinclair Television Group, Inc.:
5.50%, 3/1/2030 (a) (b)	$3,120,000	$2,529,166
8.13%, 2/15/2033 (a)	6,461,000	6,544,088
9.75%, 2/15/2033 (a)	900,000	946,179
Sirius XM Radio LLC:
3.13%, 9/1/2026 (a)	1,640,500	1,610,315
3.88%, 9/1/2031 (a) (b)	9,883,650	8,782,216
4.00%, 7/15/2028 (a)	14,035,000	13,478,793
4.13%, 7/1/2030 (a)	9,300,000	8,552,094
5.00%, 8/1/2027 (a)	7,497,000	7,433,051
5.50%, 7/1/2029 (a)	8,813,000	8,745,757
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	7,632,019	7,200,352
Sunrise HoldCo IV BV 5.50%, 1/15/2028 (a)	3,295,000	3,264,983
TEGNA, Inc.:
4.63%, 3/15/2028	8,492,000	8,256,857
5.00%, 9/15/2029	6,988,898	6,675,027
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	6,572,000	5,980,191
6.63%, 6/1/2027 (a)	8,170,000	8,150,229
7.38%, 6/30/2030 (a)	7,398,637	7,268,273
8.00%, 8/15/2028 (a)	10,658,250	10,816,418
8.50%, 7/31/2031 (a)	7,048,000	7,056,880
Urban One, Inc. 7.38%, 2/1/2028 (a)	3,819,000	2,141,199
Virgin Media Finance PLC 5.00%, 7/15/2030 (a) (b)	5,960,000	5,444,281
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	4,670,000	4,351,553
5.50%, 5/15/2029 (a)	10,777,000	10,599,072
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	920,000	900,441
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	11,770,000	10,453,055
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	1,638,000	1,424,585
Ziggo BV 4.88%, 1/15/2030 (a)	4,643,500	4,337,029
		626,348,663
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	2,147,000	2,129,609
6.38%, 6/15/2030 (a)	2,797,000	2,860,688
Park-Ohio Industries, Inc. 6.63%, 4/15/2027 (b)	2,951,000	2,880,323
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,358,000	1,315,006
Security Description	Principal Amount	Value
Vallourec SACA 7.50%, 4/15/2032 (a)	$4,950,201	$5,194,642
		14,380,268
MINING — 1.2%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	1,404,000	1,335,429
7.13%, 3/15/2031 (a)	4,894,000	5,131,946
Alumina Pty. Ltd.:
6.13%, 3/15/2030 (a)	1,851,000	1,878,987
6.38%, 9/15/2032 (a)	3,630,000	3,699,006
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	5,463,000	5,832,026
11.50%, 10/1/2031 (a)	2,132,000	2,393,447
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	1,888,000	1,842,952
Compass Minerals International, Inc.:
6.75%, 12/1/2027 (a)	1,298,000	1,308,747
8.00%, 7/1/2030 (a)	4,055,000	4,192,789
Constellium SE:
3.75%, 4/15/2029 (a)	4,353,000	4,090,819
5.63%, 6/15/2028 (a)	2,336,000	2,318,854
6.38%, 8/15/2032 (a) (b)	592,000	601,768
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	4,374,000	4,388,653
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	8,726,000	8,129,665
4.50%, 9/15/2027 (a)	3,446,525	3,389,588
5.88%, 4/15/2030 (a)	5,966,000	6,029,717
6.13%, 4/15/2032 (a) (b)	2,901,700	2,944,239
Hecla Mining Co. 7.25%, 2/15/2028	4,003,000	4,032,702
Hudbay Minerals, Inc. 6.13%, 4/1/2029 (a)	2,321,000	2,353,355
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	1,472,000	1,455,573
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	2,681,000	2,715,773
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	2,167,000	2,023,848
4.63%, 3/1/2028 (a)	3,189,000	3,124,997
New Gold, Inc.:
6.88%, 4/1/2032 (a)	1,458,000	1,502,221
7.50%, 7/15/2027 (a)	900	902
Novelis Corp.:
3.25%, 11/15/2026 (a)	2,889,000	2,841,707
3.88%, 8/15/2031 (a) (b)	1,999,000	1,794,342
4.75%, 1/30/2030 (a)	9,622,000	9,223,553
6.88%, 1/30/2030 (a) (b)	7,117,000	7,358,836
Perenti Finance Pty. Ltd. 7.50%, 4/26/2029 (a)	4,155,000	4,288,833

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	$3,173,000	$3,319,878
		105,545,152
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	3,171,000	3,049,392
6.38%, 3/15/2033 (a)	1,377,000	1,398,950
Axon Enterprise, Inc.:
6.13%, 3/15/2030 (a)	4,420,000	4,547,075
6.25%, 3/15/2033 (a) (b)	2,961,000	3,058,832
Calderys Financing LLC 11.25%, 6/1/2028 (a)	5,192,000	5,510,685
Enpro, Inc. 6.13%, 6/1/2033 (a)	3,000,000	3,067,440
FXI Holdings, Inc.:
12.25%, 11/15/2026 (a) (b)	4,370,000	3,864,522
12.25%, 11/15/2026 (a)	3,701,000	3,265,207
Hillenbrand, Inc.:
3.75%, 3/1/2031 (b)	3,254,500	2,917,366
5.00%, 9/15/2026	253,000	254,017
6.25%, 2/15/2029 (b)	3,037,000	3,093,154
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	4,446,000	4,411,855
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	4,197,000	4,371,637
		42,810,132
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	3,553,000	3,584,906
7.25%, 3/15/2029 (a)	1,572,000	1,595,863
Xerox Corp.:
4.80%, 3/1/2035	1,777,000	971,273
6.75%, 12/15/2039 (b)	2,432,000	1,342,804
10.25%, 10/15/2030 (a)	3,214,000	3,363,965
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	4,624,000	3,529,823
8.88%, 11/30/2029 (a) (b)	3,068,000	2,316,678
Xerox Issuer Corp. 13.50%, 4/15/2031 (a)	2,415,000	2,478,949
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	3,620,000	3,722,229
		22,906,490
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (a)	1,408,000	1,386,641
Steelcase, Inc. 5.13%, 1/18/2029	5,119,000	5,088,900
		6,475,541
OIL & GAS — 5.4%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	6,521,000	6,832,313
Security Description	Principal Amount	Value
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a) (b)	$955,000	$956,165
6.63%, 10/15/2032 (a)	3,613,000	3,675,866
6.63%, 7/15/2033 (a)	2,808,000	2,850,176
Azule Energy Finance PLC 8.13%, 1/23/2030 (a)	7,000	6,906
Baytex Energy Corp.:
7.38%, 3/15/2032 (a) (b)	4,185,000	3,993,997
8.50%, 4/30/2030 (a)	5,737,100	5,741,288
Borr IHC Ltd./Borr Finance LLC:
10.00%, 11/15/2028 (a)	7,334,720	6,638,435
10.38%, 11/15/2030 (a)	3,985,966	3,511,715
California Resources Corp. 8.25%, 6/15/2029 (a)	7,064,000	7,265,465
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	1,151,000	1,143,507
9.75%, 7/15/2028 (a) (b)	1,202,000	1,197,529
Chord Energy Corp. 6.75%, 3/15/2033 (a)	2,259,000	2,311,138
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	2,248,700	2,219,872
8.38%, 7/1/2028 (a)	7,381,000	7,566,632
8.63%, 11/1/2030 (a)	6,712,000	6,812,546
8.75%, 7/1/2031 (a) (b)	8,800,000	8,908,240
9.63%, 6/15/2033 (a)	4,781,000	4,900,143
CNX Resources Corp.:
6.00%, 1/15/2029 (a) (b)	4,559,000	4,576,279
7.25%, 3/1/2032 (a)	3,665,500	3,799,804
7.38%, 1/15/2031 (a)	2,760,000	2,876,831
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	6,451,900	6,264,859
6.75%, 3/1/2029 (a)	9,798,000	9,792,434
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	7,526,000	7,202,307
7.63%, 4/1/2032 (a)	6,972,000	6,809,901
8.38%, 1/15/2034 (a) (c)	1,787,000	1,787,715
9.25%, 2/15/2028 (a)	5,909,000	6,158,478
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	3,263,000	3,124,290
8.50%, 1/15/2029 (a)	4,232,194	4,237,950
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	2,893,000	3,010,919
Encino Acquisition Partners Holdings LLC:
8.50%, 5/1/2028 (a)	4,038,000	4,128,855
8.75%, 5/1/2031 (a)	1,836,000	2,031,718
Energean PLC 6.50%, 4/30/2027 (a)	1,177,500	1,154,727
EnQuest PLC 11.63%, 11/1/2027 (a) (b)	925,000	942,020

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
EQT Corp. 6.50%, 7/15/2048 (a)	$3,324,000	$3,364,220
Greenfire Resources Ltd. 12.00%, 10/1/2028 (a)	1,184,000	1,248,777
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	5,460,000	5,600,977
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	5,040,000	4,975,538
6.00%, 4/15/2030 (a)	3,223,000	3,139,170
6.00%, 2/1/2031 (a)	3,740,500	3,618,223
6.25%, 11/1/2028 (a)	4,184,000	4,205,464
6.25%, 4/15/2032 (a)	2,651,000	2,534,489
6.88%, 5/15/2034 (a)	3,603,000	3,454,592
7.25%, 2/15/2035 (a)	6,147,000	6,020,495
8.38%, 11/1/2033 (a)	5,508,500	5,719,421
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	6,060,000	6,243,557
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (a)	960,500	973,918
Kimmeridge Texas Gas LLC 8.50%, 2/15/2030 (a)	5,116,000	5,295,316
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	3,515,000	3,451,097
Long Ridge Energy LLC 8.75%, 2/15/2032 (a) (b)	4,238,000	4,403,324
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.88%, 12/1/2032 (a)	982,000	988,982
Matador Resources Co.:
6.25%, 4/15/2033 (a)	1,998,000	1,986,492
6.50%, 4/15/2032 (a)	6,245,000	6,244,688
6.88%, 4/15/2028 (a)	4,046,000	4,127,203
MEG Energy Corp. 5.88%, 2/1/2029 (a)	2,681,000	2,677,756
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	4,397,000	4,277,006
Murphy Oil Corp.:
5.88%, 12/1/2027	700	698
5.88%, 12/1/2042	3,173,000	2,581,172
6.00%, 10/1/2032	3,318,000	3,169,685
Nabors Industries Ltd. 7.50%, 1/15/2028 (a) (b)	71,000	63,068
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	6,406,000	6,331,242
8.88%, 8/15/2031 (a) (b)	3,541,000	2,636,876
9.13%, 1/31/2030 (a) (b)	5,231,427	5,008,464
Noble Finance II LLC 8.00%, 4/15/2030 (a)	9,436,418	9,610,048
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	5,082,000	5,125,248
8.75%, 6/15/2031 (a)	1,695,000	1,748,460
Odfjell Rig III Ltd. 9.25%, 5/31/2028	121,399	124,189
Security Description	Principal Amount	Value
Parkland Corp.:
4.50%, 10/1/2029 (a)	$4,866,000	$4,676,372
4.63%, 5/1/2030 (a)	3,820,000	3,658,643
5.88%, 7/15/2027 (a)	2,205,000	2,205,617
6.63%, 8/15/2032 (a)	5,528,000	5,653,043
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	6,276,000	6,002,178
7.88%, 9/15/2030 (a)	4,216,000	3,772,645
9.88%, 3/15/2030 (a)	3,016,000	2,931,673
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	2,955,000	2,965,815
6.25%, 2/1/2033 (a)	6,968,000	7,031,966
7.00%, 1/15/2032 (a)	4,891,000	5,069,766
8.00%, 4/15/2027 (a)	3,401,000	3,474,632
9.88%, 7/15/2031 (a)	750,627	823,528
Petrofac Ltd. 9.75%, 11/15/2026 (a)	14,000	1,778
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	3,126,100	3,086,680
7.13%, 1/15/2026 (a)	53,000	53,032
Range Resources Corp.:
4.75%, 2/15/2030 (a)	1,211,175	1,177,516
8.25%, 1/15/2029	2,786,000	2,862,141
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	4,069,000	4,143,829
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	3,775,604	3,952,491
SM Energy Co.:
6.50%, 7/15/2028 (b)	3,329,000	3,356,997
6.63%, 1/15/2027 (b)	446,000	446,410
6.75%, 9/15/2026	2,281,000	2,282,551
6.75%, 8/1/2029 (a)	6,321,000	6,299,445
7.00%, 8/1/2032 (a) (b)	4,767,000	4,702,741
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	3,204,000	3,209,255
Sunoco LP:
6.25%, 7/1/2033 (a)	5,549,000	5,640,614
7.00%, 5/1/2029 (a)	5,105,000	5,316,653
7.25%, 5/1/2032 (a)	5,101,000	5,357,223
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	3,974,000	3,856,409
4.50%, 4/30/2030	1,759,000	1,691,032
5.88%, 3/15/2028	1,846,000	1,849,175
6.00%, 4/15/2027	3,008,000	3,008,782
7.00%, 9/15/2028 (a)	5,834,000	6,012,462
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	5,810,000	5,958,213
9.38%, 2/1/2031 (a) (b)	4,095,772	4,180,636
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	3,471,000	3,457,637

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	$5,544,000	$5,374,742
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	3,500,446	3,536,956
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	956,550	958,147
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	2,577,737	2,636,664
Transocean, Inc.:
6.80%, 3/15/2038 (b)	3,027,000	2,125,923
7.50%, 4/15/2031 (b)	2,502,000	2,050,639
8.00%, 2/1/2027 (a) (b)	3,312,000	3,261,856
8.25%, 5/15/2029 (a)	7,345,000	6,800,001
8.50%, 5/15/2031 (a)	4,994,000	4,454,199
8.75%, 2/15/2030 (a)	6,120,000	6,308,190
Valaris Ltd. 8.38%, 4/30/2030 (a)	7,578,000	7,766,844
Vermilion Energy, Inc.:
6.88%, 5/1/2030 (a)	3,676,000	3,540,576
7.25%, 2/15/2033 (a)	3,642,000	3,416,415
Viper Energy, Inc.:
5.38%, 11/1/2027 (a)	2,858,000	2,859,286
7.38%, 11/1/2031 (a)	762,000	808,535
Vital Energy, Inc.:
7.75%, 7/31/2029 (a)	2,666,000	2,358,824
7.88%, 4/15/2032 (a) (b)	5,441,000	4,646,723
9.75%, 10/15/2030	2,613,000	2,369,573
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	2,481,000	2,183,429
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	4,647,000	4,613,309
		467,621,286
OIL & GAS SERVICES — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	6,622,000	6,650,408
6.63%, 9/1/2032 (a)	4,341,000	4,424,955
6.88%, 4/1/2027 (a)	1,192,000	1,193,705
Aris Water Holdings LLC 7.25%, 4/1/2030 (a) (b)	3,292,000	3,393,426
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	2,795,000	2,807,689
Enerflex Ltd. 9.00%, 10/15/2027 (a)	4,677,000	4,823,203
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	2,730,118	2,887,810
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	5,715,000	5,916,111
Nine Energy Service, Inc. 13.00%, 2/1/2028	2,065,000	1,017,942
Oceaneering International, Inc. 6.00%, 2/1/2028	2,147,000	2,166,774
Security Description	Principal Amount	Value
Star Holding LLC 8.75%, 8/1/2031 (a)	$2,968,000	$2,801,525
TGS ASA 8.50%, 1/15/2030 (a)	3,709,000	3,825,314
Tidewater, Inc. 9.13%, 7/15/2030 (a) (c)	2,519,000	2,591,421
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	7,076,000	7,097,582
7.13%, 3/15/2029 (a)	7,121,000	7,299,310
Viridien 10.00%, 10/15/2030 (a) (b)	3,399,000	3,340,775
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	11,852,000	12,210,167
Welltec International ApS 8.25%, 10/15/2026 (a)	1,138,357	1,142,717
		75,590,834
PACKAGING & CONTAINERS — 2.3%
ARD Finance SA 6.50%, 6/30/2027 (a)	3,480,041	144,004
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	3,440,000	3,247,738
4.00%, 9/1/2029 (a) (b)	4,483,000	4,090,872
6.00%, 6/15/2027 (a)	4,232,000	4,243,680
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	7,522,200	7,062,895
5.25%, 8/15/2027 (a)	7,820,000	3,465,105
Ball Corp.:
2.88%, 8/15/2030 (b)	8,414,000	7,584,884
3.13%, 9/15/2031	4,268,000	3,829,250
6.00%, 6/15/2029	5,349,975	5,493,247
6.88%, 3/15/2028	2,522,465	2,577,076
Cascades, Inc./Cascades USA, Inc.:
5.38%, 1/15/2028 (a)	3,555,000	3,524,000
6.75%, 7/15/2030 (a)	2,484,000	2,497,687
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	3,201,000	3,040,214
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	2,753,000	2,792,285
6.75%, 4/15/2032 (a)	7,451,000	7,636,306
6.88%, 1/15/2030 (a)	3,947,000	4,048,438
8.75%, 4/15/2030 (a)	7,156,000	7,318,012
Crown Americas LLC:
5.25%, 4/1/2030 (b)	3,237,000	3,285,846
5.88%, 6/1/2033 (a)	4,291,000	4,320,737
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	2,837,188	2,817,668

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	$1,927,000	$2,000,958
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	2,990,900	2,976,992
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	2,385,000	2,282,994
3.75%, 2/1/2030 (a)	944,100	884,744
4.75%, 7/15/2027 (a)	3,949,000	3,881,275
6.38%, 7/15/2032 (a)	1,811,339	1,849,268
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	4,305,000	4,305,000
LABL, Inc.:
5.88%, 11/1/2028 (a)	4,188,000	3,664,333
8.25%, 11/1/2029 (a) (b)	1,785,000	1,483,621
8.63%, 10/1/2031 (a) (b)	6,791,000	5,806,305
9.50%, 11/1/2028 (a)	3,470,000	3,211,728
10.50%, 7/15/2027 (a) (b)	3,902,000	3,735,112
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	17,283,205	17,579,439
9.25%, 4/15/2027 (a)	9,550,879	9,479,438
OI European Group BV 4.75%, 2/15/2030 (a) (b)	3,271,000	3,142,646
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a)	3,527,000	3,532,890
7.25%, 5/15/2031 (a) (b)	3,550,900	3,640,915
7.38%, 6/1/2032 (a) (b)	1,256,000	1,278,621
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	2,938,000	2,864,403
5.00%, 4/15/2029 (a)	4,365,000	4,319,080
6.88%, 7/15/2033 (a)	1,855,000	2,002,064
Sealed Air Corp./Sealed Air Corp. U.S.:
6.13%, 2/1/2028 (a)	7,116,080	7,214,638
7.25%, 2/15/2031 (a)	3,676,000	3,867,079
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,124,200	2,087,664
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	5,254,627	5,365,710
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	4,013,000	4,271,919
TriMas Corp. 4.13%, 4/15/2029 (a)	4,042,000	3,840,587
Trivium Packaging Finance BV:
8.25%, 7/15/2030 (a)	3,877,000	4,097,175
12.25%, 1/15/2031 (a) (b)	5,284,000	5,668,834
		203,355,376
Security Description	Principal Amount	Value
PHARMACEUTICALS — 2.1%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	$24,484,000	$24,703,377
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	3,971,000	3,744,057
5.13%, 3/1/2030 (a)	4,732,000	4,499,469
6.13%, 8/1/2028 (a)	909,100	909,655
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	5,512,000	5,259,881
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	11,084,000	9,315,659
5.00%, 1/30/2028 (a) (b)	2,539,000	2,056,006
5.00%, 2/15/2029 (a) (b)	2,700,000	1,879,173
5.25%, 1/30/2030 (a) (b)	4,129,000	2,601,353
5.25%, 2/15/2031 (a) (b)	3,030,000	1,782,761
6.25%, 2/15/2029 (a) (b)	3,890,000	2,750,736
7.25%, 5/30/2029 (a)	997,000	713,284
11.00%, 9/30/2028 (a)	9,832,000	9,746,757
14.00%, 10/15/2030 (a)	2,213,000	1,932,723
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	2,621,000	2,734,856
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	4,147,000	4,003,348
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (d)	6,021,000	6,047,974
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (d)	13,105,000	13,544,280
Elanco Animal Health, Inc. 6.65%, 8/28/2028	2,918,000	3,037,171
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (b)	7,190,507	7,624,742
Grifols SA 4.75%, 10/15/2028 (a)	7,193,100	6,901,995
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	3,973,500	3,371,237
12.25%, 4/15/2029 (a)	5,813,000	6,363,142
Jazz Securities DAC 4.38%, 1/15/2029 (a)	9,522,000	9,197,205
Mallinckrodt CB LLC Zero Coupon, 4/15/2025 (a) (g)	500,000	392,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	1,949,266	2,017,529
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	100,000	96,275
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	12,556,600	12,069,278
5.13%, 4/30/2031 (a) (b)	13,793,000	11,974,531
6.75%, 5/15/2034 (a)	3,714,000	3,567,297
7.88%, 5/15/2034 (a)	2,404,000	2,169,754

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	$2,881,000	$2,582,067
6.63%, 4/1/2030 (a) (b)	3,674,000	3,452,935
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	2,922,874	2,947,192
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	1,932,000	1,522,899
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,794,000	1,781,747
		179,294,845
PIPELINES — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	3,927,000	3,899,786
5.75%, 3/1/2027 (a)	2,513,000	2,510,889
5.75%, 1/15/2028 (a)	3,742,000	3,734,591
6.63%, 2/1/2032 (a)	2,963,000	3,060,631
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	3,525,000	3,528,525
7.00%, 7/15/2029 (a)	1,906,000	1,990,055
7.25%, 7/15/2032 (a)	848,000	898,676
Buckeye Partners LP:
3.95%, 12/1/2026 (b)	6,967,000	6,882,490
4.13%, 12/1/2027 (b)	3,529,000	3,470,030
4.50%, 3/1/2028 (a)	4,303,000	4,237,724
5.60%, 10/15/2044	860,700	725,183
5.85%, 11/15/2043	871,500	769,317
6.75%, 2/1/2030 (a)	1,989,000	2,065,179
6.88%, 7/1/2029 (a)	5,112,000	5,294,498
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	994,000	940,662
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	6,589,417	6,507,840
7.50%, 12/15/2033 (a)	1,501,900	1,629,336
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	3,686,000	3,701,260
7.38%, 6/30/2033 (a)	2,200,000	2,190,254
8.63%, 3/15/2029 (a)	7,073,000	7,343,825
Energy Transfer LP:
5 yr. CMT + 2.83%, 7.13%, 10/1/2054 (b) (d)	3,408,000	3,486,316
5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (d)	4,782,000	5,078,914
EQM Midstream Partners LP:
6.50%, 7/15/2048	400	387
7.50%, 6/1/2027 (a)	857,000	875,468
Excelerate Energy LP 8.00%, 5/15/2030 (a)	6,464,000	6,812,151
Security Description	Principal Amount	Value
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	$4,110,000	$4,274,688
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	3,811,600	3,867,974
7.88%, 5/15/2032	3,079,000	3,202,068
8.00%, 5/15/2033 (b)	1,413,000	1,479,100
8.25%, 1/15/2029	3,993,000	4,174,682
8.88%, 4/15/2030	3,062,000	3,249,456
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	2,326,000	2,367,193
7.00%, 8/1/2027	5,253,898	5,259,782
7.13%, 7/1/2033 (a)	2,997,000	3,038,658
8.25%, 1/15/2032 (a)	779,000	819,617
Harvest Midstream I LP:
7.50%, 9/1/2028 (a)	3,466,000	3,522,600
7.50%, 5/15/2032 (a)	2,196,000	2,319,613
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	2,093,000	2,012,671
5.13%, 6/15/2028 (a)	3,632,000	3,605,595
5.50%, 10/15/2030 (a) (b)	2,949,000	2,960,973
5.88%, 3/1/2028 (a)	3,044,000	3,089,173
6.50%, 6/1/2029 (a)	3,871,000	3,978,459
Howard Midstream Energy Partners LLC:
7.38%, 7/15/2032 (a)	3,094,000	3,254,053
8.88%, 7/15/2028 (a)	2,735,000	2,870,601
ITT Holdings LLC 6.50%, 8/1/2029 (a)	8,632,000	8,211,967
Kinetik Holdings LP:
5.88%, 6/15/2030 (a) (b)	4,264,000	4,301,694
6.63%, 12/15/2028 (a)	7,661,000	7,835,288
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	2,883,000	3,047,850
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a) (b)	3,306,000	1,593,128
NFE Financing LLC 12.00%, 11/15/2029 (a) (b)	16,303,683	7,298,996
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	7,255,000	7,327,332
8.38%, 2/15/2032 (a)	8,867,000	8,875,424
Northriver Midstream Finance LP:
5.63%, 2/15/2026 (a)	3,164,000	3,142,358
6.75%, 7/15/2032 (a)	1,695,000	1,756,545
NuStar Logistics LP:
5.63%, 4/28/2027	5,382,000	5,428,339
6.00%, 6/1/2026	500	502
6.38%, 10/1/2030	2,356,000	2,441,264

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	$3,627,500	$3,780,762
Rockies Express Pipeline LLC:
4.95%, 7/15/2029 (a)	3,799,000	3,733,619
6.88%, 4/15/2040 (a)	1,744,000	1,741,541
7.50%, 7/15/2038 (a)	3,351,000	3,409,542
South Bow Canadian Infrastructure Holdings Ltd.:
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (a) (b) (d)	3,825,000	3,958,301
5 yr. CMT + 3.95%, 7.63%, 3/1/2055 (a) (b) (d)	4,577,000	4,738,934
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	5,114,000	5,215,359
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	5,927,000	5,892,446
6.00%, 3/1/2027 (a)	1,279,000	1,281,699
6.00%, 12/31/2030 (a)	6,021,000	5,912,080
6.00%, 9/1/2031 (a)	208,000	202,881
7.38%, 2/15/2029 (a)	6,524,000	6,703,606
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	2,500,000	2,601,450
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	8,634,000	8,146,697
3.88%, 11/1/2033 (a)	3,399,000	2,970,250
4.13%, 8/15/2031 (a)	9,865,100	9,137,746
6.25%, 1/15/2030 (a)	8,495,000	8,761,233
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	11,248,000	11,383,088
8.13%, 6/1/2028 (a)	14,176,000	14,640,689
8.38%, 6/1/2031 (a)	14,805,898	15,382,440
9.50%, 2/1/2029 (a)	18,675,000	20,349,961
9.88%, 2/1/2032 (a)	12,710,000	13,725,783
Venture Global Plaquemines LNG LLC:
6.50%, 1/15/2034	3,312,000	3,353,268
6.75%, 1/15/2036	3,312,000	3,366,184
		362,631,189
REAL ESTATE — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a) (b)	6,102,188	5,698,040
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.75%, 1/15/2029 (a) (b)	3,428,000	3,009,544
9.75%, 4/15/2030 (a) (b)	2,601,000	2,643,474
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/2028 (a)	4,047,300	4,081,581
8.88%, 9/1/2031 (a) (b)	4,324,000	4,642,938
Security Description	Principal Amount	Value
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (e)	$2,244,170	$2,283,690
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	20,000	21,220
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	1,079,000	1,026,971
4.38%, 2/1/2031 (a)	1,589,000	1,467,394
5.38%, 8/1/2028 (a)	7,569,194	7,518,480
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	6,147,000	5,926,569
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	4,521,000	4,239,387
4.75%, 2/1/2030	1,971,000	1,803,544
5.00%, 3/1/2031 (b)	2,882,000	2,596,711
Newmark Group, Inc. 7.50%, 1/12/2029	4,738,000	5,019,342
		51,978,885
REAL ESTATE INVESTMENT TRUSTS — 3.5%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	3,470,660	3,297,370
Blackstone Mortgage Trust, Inc.:
3.75%, 1/15/2027 (a)	5,159,000	5,015,580
7.75%, 12/1/2029 (a)	612,000	650,942
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	2,605,000	2,536,749
4.55%, 10/1/2029 (b)	2,156,000	2,038,196
8.30%, 3/15/2028	2,651,000	2,842,614
8.88%, 4/12/2029	4,831,000	5,229,606
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	3,902,000	3,795,788
5.75%, 5/15/2026 (a)	1,834,000	1,826,059
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,573,000	4,357,932
Diversified Healthcare Trust:
4.38%, 3/1/2031	2,582,000	2,179,131
4.75%, 2/15/2028	2,339,200	2,165,865
Global Net Lease, Inc. 4.50%, 9/30/2028 (a)	4,401,000	4,273,415
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	5,190,000	4,974,563
Hudson Pacific Properties LP:
3.25%, 1/15/2030	2,468,000	2,020,823
3.95%, 11/1/2027	1,242,000	1,191,041
4.65%, 4/1/2029 (b)	2,998,000	2,691,215
5.95%, 2/15/2028 (b)	2,892,000	2,820,307

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	$6,107,000	$5,858,201
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	7,673,000	7,307,382
4.88%, 9/15/2027 (a)	5,533,672	5,499,695
4.88%, 9/15/2029 (a)	3,439,000	3,375,344
5.00%, 7/15/2028 (a)	3,264,500	3,238,090
5.25%, 3/15/2028 (a)	8,390,500	8,340,325
5.25%, 7/15/2030 (a)	10,916,000	10,762,521
5.63%, 7/15/2032 (a) (b)	2,488,000	2,467,250
6.25%, 1/15/2033 (a)	5,721,000	5,881,417
7.00%, 2/15/2029 (a)	4,582,000	4,739,483
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	6,300,000	6,205,752
4.75%, 6/15/2029 (a)	3,659,000	3,563,427
7.00%, 7/15/2031 (a)	1,463,000	1,529,069
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	7,018,100	4,972,534
4.63%, 8/1/2029	5,741,000	4,522,071
5.00%, 10/15/2027	9,620,000	8,882,146
8.50%, 2/15/2032 (a)	8,203,000	8,589,689
Office Properties Income Trust:
3.25%, 3/15/2027 (a)	1,980,262	1,601,775
9.00%, 3/31/2029 (a)	3,421,000	3,344,814
9.00%, 9/30/2029 (a)	3,629,000	2,636,940
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	3,194,000	3,091,824
5.88%, 10/1/2028 (a)	5,648,000	5,639,133
7.00%, 2/1/2030 (a)	4,698,000	4,829,732
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a)	2,316,000	2,325,310
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a) (b)	3,336,000	3,262,875
4.75%, 10/15/2027	2,985,000	2,968,045
6.50%, 4/1/2032 (a)	5,718,000	5,879,819
6.50%, 6/15/2033 (a)	1,781,000	1,833,646
7.25%, 7/15/2028 (a)	2,653,000	2,746,810
Rithm Capital Corp.:
8.00%, 4/1/2029 (a)	7,126,600	7,199,648
8.00%, 7/15/2030 (a)	3,408,000	3,420,576
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	1,986,500	1,966,714
4.00%, 9/15/2029 (a)	2,625,900	2,451,094
SBA Communications Corp.:
3.13%, 2/1/2029	6,449,000	6,091,145
3.88%, 2/15/2027	8,056,000	7,925,896
Security Description	Principal Amount	Value
Service Properties Trust:
3.95%, 1/15/2028 (b)	$2,143,000	$1,981,696
4.38%, 2/15/2030 (b)	3,564,000	2,997,680
4.75%, 10/1/2026	2,874,000	2,833,965
4.95%, 2/15/2027	1,384,000	1,366,077
4.95%, 10/1/2029 (b)	3,419,000	2,982,052
5.50%, 12/15/2027	2,487,000	2,460,513
8.38%, 6/15/2029	5,852,000	6,104,806
8.63%, 11/15/2031 (a)	2,116,000	2,269,749
8.88%, 6/15/2032 (b)	3,960,000	4,067,989
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	4,276,000	4,204,120
4.38%, 1/15/2027 (a)	3,937,000	3,897,236
6.00%, 4/15/2030 (a)	2,194,000	2,220,438
6.50%, 7/1/2030 (a)	2,346,000	2,424,028
6.50%, 10/15/2030 (a)	3,818,000	3,942,161
7.25%, 4/1/2029 (a)	1,691,000	1,780,268
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	3,640,000	3,409,479
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	3,587,500	3,513,849
6.50%, 2/15/2029 (a) (b)	5,330,000	5,149,260
8.63%, 6/15/2032 (a)	3,750,000	3,789,188
10.50%, 2/15/2028 (a)	12,716,000	13,473,111
Vornado Realty LP 3.40%, 6/1/2031	2,731,000	2,440,667
XHR LP:
4.88%, 6/1/2029 (a)	4,720,400	4,574,964
6.63%, 5/15/2030 (a)	1,938,000	1,977,768
		302,718,452
RETAIL — 5.1%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	1,062,000	1,012,044
3.88%, 1/15/2028 (a)	12,006,000	11,690,963
4.00%, 10/15/2030 (a)	15,642,000	14,586,947
4.38%, 1/15/2028 (a)	7,517,000	7,376,658
5.63%, 9/15/2029 (a)	1,987,000	2,017,620
6.13%, 6/15/2029 (a)	7,582,000	7,789,595
Academy Ltd. 6.00%, 11/15/2027 (a)	1,040,000	1,042,392
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	5,399,000	5,044,610
3.50%, 3/15/2032 (b)	776,000	684,944
3.90%, 4/15/2030 (b)	3,485,000	3,265,410
5.95%, 3/9/2028	2,315,000	2,369,981
Arko Corp. 5.13%, 11/15/2029 (a) (b)	3,115,000	2,627,658
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	1,693,000	1,673,988
4.63%, 11/15/2029 (a)	2,909,000	2,808,814

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.75%, 3/1/2030	$4,136,000	$4,001,787
5.00%, 2/15/2032 (a)	5,256,000	5,006,077
Bath & Body Works, Inc.:
5.25%, 2/1/2028	2,380,000	2,391,757
6.63%, 10/1/2030 (a) (b)	3,626,000	3,737,681
6.69%, 1/15/2027 (b)	2,543,000	2,607,872
6.75%, 7/1/2036	3,819,000	3,887,704
6.88%, 11/1/2035	5,272,258	5,476,874
6.95%, 3/1/2033	1,459,000	1,502,332
7.50%, 6/15/2029	1,981,000	2,033,833
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a) (c)	3,125,000	3,194,437
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	2,379,000	2,295,568
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	2,821,000	2,622,486
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	4,224,000	4,063,446
Brinker International, Inc. 8.25%, 7/15/2030 (a)	1,273,000	1,357,273
Carvana Co.:
9.00%, 12/1/2028 (a)	6,124,990	6,285,281
9.00%, 6/1/2030 (a)	14,392,778	15,135,733
9.00%, 6/1/2031 (a)	7,966,617	9,433,192
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a) (b)	3,179,000	3,389,895
eG Global Finance PLC 12.00%, 11/30/2028 (a)	8,056,000	8,894,549
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	3,126,000	3,270,046
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%, 4/1/2029 (a)	4,856,000	4,495,345
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	6,990,200	6,701,435
6.75%, 1/15/2030 (a) (b)	6,695,000	6,183,100
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	4,114,000	4,039,907
5.63%, 1/1/2030 (a)	2,189,000	2,184,622
6.88%, 3/1/2032 (a)	2,131,100	2,205,944
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (b)	3,534,000	3,345,355
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a) (b)	1,144,500	1,050,754
Gap, Inc.:
3.63%, 10/1/2029 (a)	5,089,000	4,725,849
3.88%, 10/1/2031 (a)	4,984,000	4,463,471
Security Description	Principal Amount	Value
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	$4,744,000	$4,381,084
8.75%, 1/15/2032 (a)	3,463,000	2,951,653
11.50%, 8/15/2029 (a) (b)	1,851,000	1,816,423
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	3,144,000	1,836,662
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	6,416,000	6,200,551
6.38%, 1/15/2030 (a)	2,668,000	2,745,852
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	1,253,000	1,255,919
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	4,293,000	4,242,815
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	866,800	864,798
Kohl's Corp.:
5.13%, 5/1/2031 (b) (e)	2,981,400	2,134,116
5.55%, 7/17/2045	2,721,000	1,488,931
10.00%, 6/1/2030 (a)	3,823,000	3,967,280
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	4,908,000	4,271,629
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	5,555,000	5,401,238
8.25%, 8/1/2031 (a)	4,292,000	4,559,821
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a) (b)	3,715,000	3,545,485
4.38%, 1/15/2031 (a)	2,529,000	2,403,663
4.63%, 12/15/2027 (a)	4,937,000	4,895,825
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	782,000	625,663
5.13%, 1/15/2042	2,235,000	1,529,142
5.88%, 4/1/2029 (a) (b)	4,681,260	4,632,200
5.88%, 3/15/2030 (a) (b)	2,006,000	1,960,945
6.13%, 3/15/2032 (a) (b)	2,928,000	2,796,006
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	5,210,000	4,185,766
7.88%, 5/1/2029 (a)	6,097,000	4,019,447
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	2,939,000	2,710,434
4.75%, 9/15/2029	2,247,000	2,207,835
5.63%, 5/1/2027	910,000	909,864
Nordstrom, Inc.:
4.00%, 3/15/2027	3,627,000	3,557,180
4.25%, 8/1/2031	2,484,000	2,207,208
4.38%, 4/1/2030	4,207,100	3,877,768
5.00%, 1/15/2044	4,026,000	2,792,393
6.95%, 3/15/2028	3,713,000	3,810,689
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a) (b)	2,138,552	1,731,842
6.75%, 8/1/2029 (a) (b)	1,818,000	1,485,633

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	$5,256,000	$5,101,894
6.38%, 11/1/2032 (a)	2,764,000	2,771,850
Penske Automotive Group, Inc. 3.75%, 6/15/2029	1,670,473	1,586,181
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	9,156,700	8,925,127
7.75%, 2/15/2029 (a)	7,014,000	6,831,005
QVC, Inc.:
5.45%, 8/15/2034	3,822,000	1,503,498
5.95%, 3/15/2043	1,994,500	761,919
6.88%, 4/15/2029 (a) (b)	3,721,000	1,562,597
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	11,816,000	12,199,193
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	2,450,000	2,588,890
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032 (b)	3,500,000	3,594,080
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	15,000	15,000
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	3,478,000	3,372,373
4.88%, 11/15/2031 (a)	2,651,000	2,518,370
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	5,089,000	5,004,777
Staples, Inc.:
10.75%, 9/1/2029 (a)	16,876,971	16,029,578
12.75%, 1/15/2030 (a)	5,362,918	3,623,563
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	1,716,000	1,623,164
5.88%, 3/1/2027	3,894,000	3,894,701
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	4,768,000	4,584,623
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	2,795,000	2,607,316
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	4,615,000	4,833,336
Vivo Energy Investments BV 5.13%, 9/24/2027 (a)	195,000	190,439
Walgreen Co. 4.40%, 9/15/2042	867,000	798,117
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030	619,000	591,232
4.10%, 4/15/2050	4,430,000	3,856,935
4.50%, 11/18/2034 (b)	2,200,000	2,145,572
4.65%, 6/1/2046	2,230,000	2,091,339
4.80%, 11/18/2044	4,755,000	4,545,828
Security Description	Principal Amount	Value
8.13%, 8/15/2029 (b)	$7,142,000	$7,575,591
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	2,257,000	2,253,095
Yum! Brands, Inc.:
3.63%, 3/15/2031	5,499,000	5,084,705
4.63%, 1/31/2032	5,584,000	5,387,667
4.75%, 1/15/2030 (a) (b)	4,397,000	4,356,152
5.35%, 11/1/2043	2,875,000	2,740,536
5.38%, 4/1/2032 (b)	4,487,000	4,493,282
6.88%, 11/15/2037	3,506,000	3,780,274
		443,402,788
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	723,000	724,887
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	3,253,000	3,466,950
Entegris, Inc.:
3.63%, 5/1/2029 (a) (b)	2,023,000	1,917,480
4.38%, 4/15/2028 (a)	2,870,000	2,792,826
4.75%, 4/15/2029 (a)	13,072,999	12,944,491
5.95%, 6/15/2030 (a)	3,472,000	3,522,344
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,916,000	4,754,755
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	4,056,000	3,843,993
		33,967,726
SOFTWARE — 2.7%
Alteryx, Inc. 8.75%, 3/15/2028 (a)	1,418,000	1,435,654
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	11,930,000	11,737,808
Camelot Finance SA 4.50%, 11/1/2026 (a)	1,626,898	1,604,984
Capstone Borrower, Inc.:
8.00%, 6/15/2030 (a)	4,844,000	5,050,936
Series JUN, 8.00%, 6/15/2030 (a)	937,000	975,483
Castle U.S. Holding Corp.:
9.50%, 2/15/2028 (a)	66,000	29,348
10.00%, 6/30/2031 (a)	1,158,000	507,748
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	4,561,000	3,775,048
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,503,000	5,299,555
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	7,732,000	7,409,189
4.88%, 7/1/2029 (a)	5,960,000	5,617,777
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	27,805,500	28,058,252
8.25%, 6/30/2032 (a)	9,109,000	9,697,350
9.00%, 9/30/2029 (a)	23,004,920	23,851,041

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	$2,561,000	$2,547,606
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	13,044,000	13,335,925
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	726,000	742,836
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	5,218,000	5,461,107
Elastic NV 4.13%, 7/15/2029 (a)	4,897,000	4,680,112
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	4,351,000	4,452,552
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	6,446,000	6,273,763
5.25%, 5/15/2026 (a)	485,000	485,058
6.00%, 5/15/2033 (a)	6,536,000	6,610,968
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL:
4.63%, 5/1/2028 (a)	2,863,000	2,709,744
8.75%, 5/1/2029 (a)	3,403,000	3,499,441
Open Text Corp.:
3.88%, 2/15/2028 (a)	8,705,000	8,442,805
3.88%, 12/1/2029 (a) (b)	5,391,000	5,079,508
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	6,789,700	6,415,587
4.13%, 12/1/2031 (a)	3,875,000	3,567,441
PTC, Inc. 4.00%, 2/15/2028 (a)	1,847,000	1,799,255
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	923,800	372,781
RingCentral, Inc. 8.50%, 8/15/2030 (a)	4,612,000	4,932,672
ROBLOX Corp. 3.88%, 5/1/2030 (a)	5,342,000	5,047,709
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	2,417,000	2,349,276
9.00%, 11/28/2028 (a)	5,873,000	6,058,587
SS&C Technologies, Inc.:
5.50%, 9/30/2027 (a)	11,310,766	11,314,951
6.50%, 6/1/2032 (a)	2,428,000	2,520,725
Twilio, Inc.:
3.63%, 3/15/2029	1,396,000	1,328,783
3.88%, 3/15/2031	2,683,200	2,510,858
UKG, Inc. 6.88%, 2/1/2031 (a)	13,887,000	14,411,373
West Technology Group LLC 8.50%, 4/10/2027 (a)	3,198,000	973,727
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	3,292,000	3,097,344
		236,072,667
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 5.4%
Africell Holding Ltd. 10.50%, 10/23/2029 (a) (b)	$943,000	$915,776
Altice Financing SA:
5.00%, 1/15/2028 (a)	7,422,000	5,587,504
5.75%, 8/15/2029 (a)	12,663,000	9,275,648
Altice France Holding SA 6.00%, 2/15/2028 (a)	6,239,000	2,223,954
Altice France SA:
5.13%, 1/15/2029 (a)	2,697,000	2,227,210
5.13%, 7/15/2029 (a)	14,017,000	11,573,837
5.50%, 10/15/2029 (a)	8,726,000	7,229,404
Bell Telephone Co. of Canada or Bell Canada:
5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (d)	5,444,500	5,566,892
5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (d)	6,766,000	6,862,483
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (b) (d)	3,622,000	3,549,125
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (d)	2,787,100	2,561,456
Ciena Corp. 4.00%, 1/31/2030 (a)	1,894,000	1,791,951
CommScope LLC:
4.75%, 9/1/2029 (a) (b)	4,646,000	4,535,518
7.13%, 7/1/2028 (a) (b)	2,712,000	2,663,157
8.25%, 3/1/2027 (a) (b)	6,149,970	6,125,063
9.50%, 12/15/2031 (a)	6,644,000	6,953,079
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	3,851,000	3,752,645
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	12,326,000	12,413,391
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	5,155,000	5,247,481
EchoStar Corp.:
6.75%, 11/30/2030	14,109,970	12,906,672
10.75%, 11/30/2029	33,142,942	34,073,927
Embarq LLC 8.00%, 6/1/2036 (b)	7,262,000	3,321,784
Fibercop SpA:
Series 2034, 6.00%, 9/30/2034 (a)	1,931,000	1,815,294
Series 2033, 6.38%, 11/15/2033 (a)	2,510,000	2,435,026
Series 2036, 7.20%, 7/18/2036 (a)	5,569,000	5,435,233
Series 2038, 7.72%, 6/4/2038 (a)	4,715,000	4,690,058
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	6,121,500	6,117,766
5.88%, 10/15/2027 (a)	7,215,000	7,217,814

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.88%, 11/1/2029	$4,778,254	$4,831,102
6.00%, 1/15/2030 (a) (b)	6,470,000	6,557,539
6.75%, 5/1/2029 (a)	5,380,000	5,451,608
8.63%, 3/15/2031 (a)	6,102,000	6,485,389
8.75%, 5/15/2030 (a)	5,560,000	5,814,704
Frontier Florida LLC Series E, 6.86%, 2/1/2028	1,032,000	1,078,987
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	4,698,669	2,550,046
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	4,740,000	4,240,309
6.63%, 8/1/2026 (b)	5,023,000	3,601,993
Iliad Holding SASU:
7.00%, 10/15/2028 (a)	6,200,000	6,310,980
7.00%, 4/15/2032 (a)	3,931,000	4,025,462
8.50%, 4/15/2031 (a)	6,807,000	7,276,411
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a) (b)	15,346,000	15,651,999
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	1,073,000	917,694
3.75%, 7/15/2029 (a)	1,386,000	1,170,713
3.88%, 10/15/2030 (a)	2,727,000	2,371,617
4.00%, 4/15/2031 (a) (b)	2,589,997	2,233,613
4.25%, 7/1/2028 (a)	1,902,000	1,740,064
4.50%, 4/1/2030 (a)	2,810,000	2,543,387
4.88%, 6/15/2029 (a)	3,068,000	2,865,573
6.88%, 6/30/2033 (a)	11,794,476	12,000,290
10.00%, 10/15/2032 (a)	1,744,320	1,763,542
10.75%, 12/15/2030 (a)	5,579,276	6,324,109
11.00%, 11/15/2029 (a)	10,336,225	11,894,411
Lumen Technologies, Inc.:
4.13%, 4/15/2029 (a)	44,433	43,310
4.50%, 1/15/2029 (a)	1,783,200	1,605,540
Series P, 7.60%, 9/15/2039 (b)	2,853,000	2,438,573
Series U, 7.65%, 3/15/2042	1,740,000	1,462,105
10.00%, 10/15/2032 (a)	2,486,858	2,540,574
Millicom International Cellular SA:
4.50%, 4/27/2031 (a)	1,940,500	1,770,706
5.13%, 1/15/2028 (a)	3,842,100	3,793,690
6.25%, 3/25/2029 (a)	3,204,000	3,213,260
7.38%, 4/2/2032 (a) (b)	4,098,600	4,198,114
RCN Corp. Zero Coupon, 4/15/2023 (g)	3,000	—
Rogers Communications, Inc.:
5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (b) (d)	7,257,000	7,186,389
5 yr. CMT + 2.65%, 7.00%, 4/15/2055 (d)	5,849,000	5,982,299
5 yr. CMT + 2.62%, 7.13%, 4/15/2055 (d)	5,786,000	5,848,200
Telecom Italia Capital SA:
6.00%, 9/30/2034	3,166,742	3,169,940
6.38%, 11/15/2033	4,388,916	4,591,684
Security Description	Principal Amount	Value
7.20%, 7/18/2036	$3,088,000	$3,293,815
7.72%, 6/4/2038	4,169,000	4,502,937
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	2,105,000	1,237,677
5.63%, 12/6/2026 (a)	3,393,200	2,036,225
6.50%, 10/15/2027 (a)	2,371,000	904,940
TELUS Corp.:
5 yr. CMT + 2.77%, 6.63%, 10/15/2055 (d)	2,543,000	2,563,751
5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (d)	2,494,000	2,515,448
U.S. Cellular Corp. 6.70%, 12/15/2033 (b)	1,218,000	1,281,324
VEON Holdings BV 3.38%, 11/25/2027 (a)	6,971,000	6,419,803
Viasat, Inc.:
5.63%, 4/15/2027 (a)	4,643,057	4,626,621
6.50%, 7/15/2028 (a) (b)	2,697,000	2,549,204
7.50%, 5/30/2031 (a) (b)	4,676,000	4,051,894
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	5,596,000	5,221,348
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	8,191,300	7,476,445
4.75%, 7/15/2031 (a)	9,247,500	8,552,643
7.75%, 4/15/2032 (a)	5,849,000	6,077,345
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (d)	3,238,000	3,181,788
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (d)	4,587,700	4,189,671
5 yr. CMT + 3.07%, 5.13%, 6/4/2081 (d)	5,555,000	4,215,467
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (d)	13,332,864	14,018,573
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	12,673,308	13,273,262
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	12,507,000	11,729,065
6.13%, 3/1/2028 (a) (b)	6,291,000	5,430,580
Zegona Finance PLC 8.63%, 7/15/2029 (a)	3,124,245	3,337,506
		469,302,406
TRANSPORTATION — 0.5%
Beacon Mobility Corp. 7.25%, 8/1/2030 (a) (c)	3,402,000	3,471,911
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	7,460,600	5,524,798
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	2,538,000	2,258,744
Clue Opco LLC 9.50%, 10/15/2031 (a) (b)	3,344,661	3,545,107
Danaos Corp. 8.50%, 3/1/2028 (a)	4,326,000	4,393,442

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	$610,000	$573,443
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,912,000	1,953,548
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	5,794,000	5,812,946
RXO, Inc. 7.50%, 11/15/2027 (a)	994,000	1,020,033
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	6,542,000	6,485,608
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a) (b)	1,630,000	1,728,778
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	2,862,000	2,988,042
XPO CNW, Inc. 6.70%, 5/1/2034	991,700	1,048,842
XPO, Inc.:
7.13%, 6/1/2031 (a)	20,000	20,868
7.13%, 2/1/2032 (a)	4,015,000	4,205,150
		45,031,260
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	6,849,500	6,805,389
5.88%, 4/15/2033 (a)	330,465	326,153
7.00%, 5/1/2031 (a)	4,289,000	4,436,370
7.00%, 6/15/2032 (a)	1,913,000	1,975,880
7.88%, 12/1/2030 (a)	4,924,333	5,218,759
		18,762,551
TOTAL CORPORATE BONDS & NOTES (Cost $8,416,931,218)		8,431,983,791
	Shares
COMMON STOCKS — 0.0% *
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy Holdings III LLC (g) (h)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Baytex Energy Corp. (b)	2,052	3,673
PHARMACEUTICALS — 0.0% *
Mallinckrodt PLC (g) (h)	4,948	194,747
TOTAL COMMON STOCKS (Cost $195,723)		198,420
PREFERRED STOCKS — 0.0%
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy LLC/Tapstone Energy Finance Corp. (g) (h) (Cost $854)	324	—

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
MPH Acquisition Holdings LLC 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.03%, 12/31/2030 (d)	$1,252,409	$1,236,128
MEDIA — 0.1%
Radiate Holdco LLC/Radiate Finance, Inc. 2025 First Lien First Out Term Loan 4.50%, 9/25/2029 (a) (b)	4,724,200	4,048,120
PHARMACEUTICALS — 0.0% *
Mallinckrodt International Finance SA 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 9.50%, 14.00%, 11/14/2028 (d)	380,289	393,532
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,732,225)		5,677,780
	Shares
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (i) (j)	83,349,348	83,349,348
State Street Navigator Securities Lending Portfolio II (k) (l)	740,945,540	740,945,540
TOTAL SHORT-TERM INVESTMENTS (Cost $824,294,888)		824,294,888
TOTAL INVESTMENTS — 106.9% (Cost $9,247,154,908)		9,262,154,879
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(597,881,051)
NET ASSETS — 100.0%		$8,664,273,828
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 81.4% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	When-issued security.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the security is $587,247, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2025.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,431,591,291	$392,500	$8,431,983,791
Common Stocks	3,673	—	194,747	198,420
Preferred Stocks	—	—	0(a)	0
Senior Floating Rate Loans	—	5,677,780	—	5,677,780
Short-Term Investments	824,294,888	—	—	824,294,888
TOTAL INVESTMENTS	$824,298,561	$8,437,269,071	$587,247	$9,262,154,879
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	17,880,851	$17,886,215	$148,537,684	$166,423,899	$562	$(562)	—	$—	$233,422
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	994,073,815	910,724,467	—	—	83,349,348	83,349,348	794,141
State Street Navigator Securities Lending Portfolio II	324,808,968	324,808,968	1,493,995,506	1,077,858,934	—	—	740,945,540	740,945,540	5,722,502
Total		$342,695,183	$2,636,607,005	$2,155,007,300	$562	$(562)		$824,294,888	$6,750,065
See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.0% *
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$370,000	$274,685
4.75%, 3/30/2030 (a)	255,000	257,356
		532,041
AEROSPACE & DEFENSE — 1.8%
Boeing Co.:
2.70%, 2/1/2027 (a)	810,000	787,117
2.95%, 2/1/2030	425,000	394,102
3.20%, 3/1/2029	150,000	142,811
3.25%, 2/1/2028	200,000	193,988
3.25%, 2/1/2035	100,000	84,190
3.38%, 6/15/2046	34,000	23,160
3.50%, 3/1/2039	200,000	155,890
3.55%, 3/1/2038	200,000	160,534
3.63%, 2/1/2031	130,000	122,478
3.63%, 3/1/2048	150,000	103,409
3.75%, 2/1/2050	121,000	85,467
3.83%, 3/1/2059	350,000	237,366
3.85%, 11/1/2048	368,000	263,970
3.90%, 5/1/2049	1,129,000	810,735
5.15%, 5/1/2030	800,000	814,704
5.71%, 5/1/2040	666,000	656,869
5.81%, 5/1/2050	1,261,000	1,209,753
5.88%, 2/15/2040	150,000	149,672
5.93%, 5/1/2060	800,000	760,040
6.30%, 5/1/2029	1,000,000	1,057,270
6.53%, 5/1/2034	255,000	277,302
6.86%, 5/1/2054	255,000	279,284
7.01%, 5/1/2064	195,000	214,200
Embraer Netherlands Finance BV 5.98%, 2/11/2035	600,000	618,816
GE Capital Funding LLC 4.55%, 5/15/2032	275,000	273,171
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	100,000	95,917
General Dynamics Corp.:
2.63%, 11/15/2027	330,000	319,780
2.85%, 6/1/2041	1,895,000	1,384,658
3.63%, 4/1/2030	50,000	48,798
3.75%, 5/15/2028	313,000	311,379
4.25%, 4/1/2040	128,000	114,947
General Electric Co.:
Series MTN, 5.88%, 1/14/2038	138,000	147,238
Series MTN, 6.75%, 3/15/2032	164,000	185,697
HEICO Corp. 5.35%, 8/1/2033	607,000	621,240
Hexcel Corp. 5.88%, 2/26/2035	235,000	239,143
Security Description	Principal Amount	Value
Howmet Aerospace, Inc. 5.90%, 2/1/2027	$334,000	$341,902
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	456,000	428,604
3.85%, 12/15/2026	100,000	99,431
4.40%, 6/15/2028	250,000	250,680
5.05%, 6/1/2029 (a)	160,000	163,686
5.25%, 6/1/2031	60,000	61,935
5.40%, 7/31/2033	423,000	434,937
5.50%, 8/15/2054	100,000	96,951
5.60%, 7/31/2053 (a)	285,000	279,066
6.15%, 12/15/2040	494,000	523,581
Lockheed Martin Corp.:
1.85%, 6/15/2030	211,000	187,642
2.80%, 6/15/2050	120,000	75,212
3.80%, 3/1/2045	307,000	241,738
3.90%, 6/15/2032	600,000	577,554
4.07%, 12/15/2042	500,000	420,410
4.09%, 9/15/2052	60,000	47,224
4.15%, 6/15/2053	600,000	475,512
4.30%, 6/15/2062	105,000	82,505
4.45%, 5/15/2028 (a)	60,000	60,664
4.70%, 5/15/2046	200,000	178,122
5.10%, 11/15/2027 (a)	200,000	205,088
5.20%, 2/15/2055	150,000	140,331
5.20%, 2/15/2064	195,000	179,527
5.25%, 1/15/2033	179,000	185,811
5.70%, 11/15/2054 (a)	325,000	327,710
5.72%, 6/1/2040	1,018,000	1,061,204
Northrop Grumman Corp.:
4.03%, 10/15/2047	728,000	580,325
4.65%, 7/15/2030	280,000	282,537
4.75%, 6/1/2043	609,000	550,274
4.90%, 6/1/2034	100,000	99,722
4.95%, 3/15/2053	75,000	67,325
5.15%, 5/1/2040	300,000	293,373
5.25%, 7/15/2035	400,000	407,688
5.25%, 5/1/2050	600,000	563,688
RTX Corp.:
1.90%, 9/1/2031	112,000	95,840
2.38%, 3/15/2032	450,000	391,648
3.13%, 7/1/2050	224,000	148,257
3.75%, 11/1/2046	268,000	204,433
4.15%, 5/15/2045	631,000	517,483
4.35%, 4/15/2047	305,000	254,745
4.50%, 6/1/2042	1,000,000	885,630
4.63%, 11/16/2048	119,000	102,476
4.70%, 12/15/2041	20,000	18,129
4.80%, 12/15/2043	895,000	808,453
4.88%, 10/15/2040	333,000	312,670
5.15%, 2/27/2033	500,000	510,880
5.38%, 2/27/2053	170,000	162,551
5.75%, 11/8/2026	150,000	152,780
6.00%, 3/15/2031	100,000	107,419
6.05%, 6/1/2036	49,000	52,904

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.10%, 3/15/2034	$415,000	$448,495
6.13%, 7/15/2038	300,000	323,592
6.40%, 3/15/2054	500,000	547,495
7.50%, 9/15/2029	100,000	112,040
		29,474,974
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.45%, 2/4/2032	225,000	194,085
3.40%, 5/6/2030	107,000	101,660
3.40%, 2/4/2041	220,000	163,104
3.70%, 2/4/2051	250,000	173,003
3.88%, 9/16/2046	839,000	619,409
4.25%, 8/9/2042	759,000	618,031
4.50%, 5/2/2043	740,000	616,546
5.38%, 1/31/2044	35,000	33,038
5.80%, 2/14/2039	150,000	151,938
5.95%, 2/14/2049 (a)	132,000	131,318
6.88%, 11/1/2033 (a)	1,050,000	1,172,818
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	233,000	228,806
2.90%, 3/1/2032	1,600,000	1,443,264
4.50%, 8/15/2033	79,000	77,432
5.94%, 10/1/2032	308,000	334,032
BAT Capital Corp.:
2.26%, 3/25/2028	200,000	189,204
3.22%, 9/6/2026	430,000	424,044
3.56%, 8/15/2027	50,000	49,187
3.73%, 9/25/2040	280,000	221,029
4.70%, 4/2/2027	475,000	477,294
5.35%, 8/15/2032	200,000	204,582
5.63%, 8/15/2035	460,000	467,696
6.00%, 2/20/2034 (a)	300,000	316,146
6.25%, 8/15/2055	150,000	151,758
6.42%, 8/2/2033 (a)	258,000	280,812
7.08%, 8/2/2043	2,773,000	3,059,978
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	285,000	257,899
3.25%, 8/15/2026	130,000	128,409
4.10%, 1/7/2028	300,000	298,308
4.20%, 9/17/2029	190,000	187,910
Philip Morris International, Inc.:
2.10%, 5/1/2030	640,000	576,454
3.13%, 8/17/2027	1,000	978
3.38%, 8/15/2029	571,000	550,895
3.88%, 8/21/2042	550,000	447,689
4.13%, 4/28/2028	155,000	154,685
4.13%, 3/4/2043	391,000	326,751
4.25%, 11/10/2044	200,000	169,414
4.38%, 11/1/2027	570,000	572,593
4.38%, 4/30/2030	250,000	249,350
4.38%, 11/15/2041	210,000	182,765
4.50%, 3/20/2042	383,000	337,603
4.88%, 2/15/2028	1,350,000	1,372,599
4.88%, 4/30/2035	75,000	73,991
5.13%, 11/17/2027	402,000	410,008
Security Description	Principal Amount	Value
5.13%, 2/15/2030	$319,000	$328,235
5.13%, 2/13/2031	221,000	227,603
5.25%, 2/13/2034	284,000	289,572
5.38%, 2/15/2033 (a)	868,000	896,479
5.63%, 9/7/2033	269,000	281,858
Reynolds American, Inc.:
5.85%, 8/15/2045	75,000	72,371
7.25%, 6/15/2037	252,000	281,091
		20,575,724
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	144,786	135,928
Series 2019-1, Class AA, 3.15%, 8/15/2033	103,477	94,865
Series 2016-2, Class AA, 3.20%, 12/15/2029	349,632	334,822
Series 2015-1, Class A, 3.38%, 11/1/2028	233,775	227,842
Series 2016-1, Class AA, 3.58%, 7/15/2029	290,092	280,957
Series 2015-2, Class AA, 3.60%, 3/22/2029	234,035	227,295
Series 2017-1, Class AA, 3.65%, 8/15/2030	237,390	227,994
Series 2014-1, Class A, 3.70%, 4/1/2028	230,308	225,665
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	37,835	35,821
Delta Air Lines, Inc.:
4.95%, 7/10/2028	500,000	502,820
5.25%, 7/10/2030	245,000	246,825
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	318,411	275,638
Series 2020-1, Class A, 4.00%, 5/15/2034	492,462	458,734
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	128,000	116,675
5.13%, 6/15/2027	344,000	347,099
United Airlines Pass-Through Trust:
Series 2016-2, Class AA, 2.88%, 4/7/2030	62,362	58,751
Series 2016-1, Class AA, 3.10%, 1/7/2030	42,902	40,926
Series 2018-1, Class AA, 3.50%, 9/1/2031	259,871	245,003
Series 2014-2, Class A, 3.75%, 3/3/2028	17,942	17,687
Series 2019-1, Class AA, 4.15%, 2/25/2033	98,638	93,900

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series 2024-1, Class AA, 5.45%, 8/15/2038	$198,259	$199,794
Series 2023-1, Class A, 5.80%, 7/15/2037	960,091	973,791
Series 2020-1, Class A, 5.88%, 4/15/2029	45,712	46,543
Series 2024-1, Class A, 5.88%, 8/15/2038	1,185,592	1,174,412
		6,589,787
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	200,000	195,748
3.25%, 3/27/2040	616,000	490,632
3.38%, 3/27/2050 (a)	300,000	212,451
3.63%, 5/1/2043	65,000	51,667
3.88%, 11/1/2045	144,000	114,759
PVH Corp. 5.50%, 6/13/2030	250,000	251,777
Ralph Lauren Corp. 5.00%, 6/15/2032	335,000	340,149
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	105,000	93,591
4.13%, 7/15/2027	100,000	99,342
5.50%, 3/11/2035	200,000	200,746
		2,050,862
AUTO MANUFACTURERS — 2.4%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	150,000	144,693
Series MTN, 2.00%, 3/24/2028	160,000	150,318
Series GMTN, 3.50%, 2/15/2028 (a)	100,000	97,996
Series GMTN, 4.40%, 10/5/2026	200,000	200,154
Series GMTN, 4.45%, 10/22/2027	130,000	130,415
4.55%, 3/3/2028	340,000	341,683
4.60%, 4/17/2030	400,000	400,116
4.80%, 3/5/2030	150,000	151,185
4.90%, 3/12/2027	200,000	201,798
Series GMTN, 4.90%, 1/10/2034 (a)	291,000	287,517
Series GMTN, 5.05%, 7/10/2031	150,000	151,986
5.20%, 3/5/2035 (a)	410,000	407,860
Series GMTN, 5.25%, 7/7/2026	115,000	115,979
5.65%, 11/15/2028 (a)	720,000	747,677
Cummins, Inc.:
2.60%, 9/1/2050	679,000	403,795
4.25%, 5/9/2028	65,000	65,304
4.70%, 2/15/2031	200,000	201,580
5.30%, 5/9/2035	250,000	253,858
Security Description	Principal Amount	Value
5.45%, 2/20/2054 (a)	$259,000	$250,950
Ford Motor Co.:
3.25%, 2/12/2032	1,273,000	1,073,394
4.75%, 1/15/2043	500,000	384,620
5.29%, 12/8/2046	30,000	24,161
7.40%, 11/1/2046	250,000	256,595
7.45%, 7/16/2031	120,000	130,033
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	370,000	360,273
2.90%, 2/16/2028	656,000	615,197
2.90%, 2/10/2029	207,000	188,211
3.63%, 6/17/2031	135,000	118,865
3.82%, 11/2/2027 (a)	1,015,000	979,739
4.13%, 8/17/2027	290,000	283,359
4.54%, 8/1/2026	60,000	59,587
4.95%, 5/28/2027	600,000	596,160
5.11%, 5/3/2029	563,000	550,552
5.30%, 9/6/2029	35,000	34,379
5.80%, 3/8/2029	600,000	601,392
5.85%, 5/17/2027	1,362,000	1,372,719
5.88%, 11/7/2029	1,132,000	1,135,543
5.92%, 3/20/2028	200,000	202,004
6.05%, 11/5/2031	500,000	497,445
6.13%, 3/8/2034	500,000	486,475
6.50%, 2/7/2035 (a)	300,000	299,745
6.53%, 3/19/2032	115,000	116,734
6.80%, 5/12/2028	387,000	400,019
7.12%, 11/7/2033	250,000	259,400
7.20%, 6/10/2030	172,000	180,904
7.35%, 11/4/2027	350,000	363,478
7.35%, 3/6/2030	300,000	316,590
General Motors Co.:
5.20%, 4/1/2045	500,000	428,635
5.35%, 4/15/2028 (a)	110,000	111,686
5.40%, 10/15/2029	94,000	95,959
5.40%, 4/1/2048 (a)	197,000	171,390
5.60%, 10/15/2032 (a)	275,000	279,419
5.63%, 4/15/2030 (a)	1,000,000	1,022,400
5.95%, 4/1/2049	879,000	819,747
6.25%, 4/15/2035	250,000	257,187
6.60%, 4/1/2036	364,000	384,854
6.75%, 4/1/2046 (a)	40,000	40,924
6.80%, 10/1/2027	147,000	153,084
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	350,000	303,026
2.40%, 10/15/2028 (a)	200,000	185,982
3.10%, 1/12/2032	277,000	243,095
3.60%, 6/21/2030	300,000	280,641
4.00%, 10/6/2026	1,519,000	1,508,245
5.00%, 4/9/2027	325,000	327,005
5.00%, 7/15/2027	110,000	110,652
5.05%, 4/4/2028	285,000	287,183
5.35%, 7/15/2027	115,000	116,689
5.35%, 1/7/2030	300,000	303,501

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.40%, 5/8/2027	$517,000	$524,615
5.45%, 7/15/2030	1,250,000	1,268,025
5.63%, 4/4/2032	150,000	151,637
5.80%, 6/23/2028	300,000	309,087
5.80%, 1/7/2029	169,000	174,082
5.85%, 4/6/2030 (a)	110,000	113,654
5.90%, 1/7/2035	150,000	150,668
6.00%, 1/9/2028	250,000	257,607
6.10%, 1/7/2034	1,378,000	1,418,692
6.15%, 7/15/2035 (a)	115,000	117,459
6.40%, 1/9/2033	270,000	284,170
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	100,000	97,064
4.44%, 7/8/2028 (b)	500,000	500,585
4.69%, 7/8/2030 (b)	500,000	500,810
5.34%, 7/8/2035 (b)	500,000	501,345
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	60,000	71,333
PACCAR Financial Corp.:
Series MTN, 2.00%, 2/4/2027	200,000	193,864
4.45%, 8/6/2027	90,000	90,981
4.55%, 5/8/2030	1,000,000	1,013,270
Series MTN, 5.05%, 8/10/2026 (a)	264,000	266,711
Toyota Motor Corp.:
4.19%, 6/30/2027	125,000	125,238
4.45%, 6/30/2030	125,000	125,526
5.05%, 6/30/2035	250,000	252,175
5.12%, 7/13/2033	500,000	514,070
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	51,000	47,950
Series MTN, 1.65%, 1/10/2031 (a)	80,000	68,997
Series MTN, 2.15%, 2/13/2030	192,000	174,509
Series MTN, 3.05%, 3/22/2027 (a)	300,000	294,570
3.65%, 1/8/2029	80,000	78,462
Series MTN, 4.35%, 10/8/2027	2,000,000	2,008,380
4.50%, 5/14/2027	320,000	322,160
4.55%, 8/7/2026	105,000	105,375
Series MTN, 4.55%, 9/20/2027 (a)	150,000	151,565
4.60%, 1/8/2027	200,000	201,478
Series MTN, 4.60%, 10/10/2031 (a)	300,000	300,408
4.63%, 1/12/2028	200,000	202,400
4.80%, 5/15/2030	415,000	421,482
4.95%, 1/9/2030	490,000	501,250
Series B, 5.00%, 3/19/2027	90,000	91,308
Series MTN, 5.00%, 8/14/2026	200,000	201,686
Security Description	Principal Amount	Value
5.10%, 3/21/2031	$200,000	$205,452
5.35%, 1/9/2035	500,000	513,020
5.40%, 11/20/2026 (a)	229,000	232,671
5.45%, 11/10/2027	94,000	96,729
5.55%, 11/20/2030	310,000	326,368
		39,592,629
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051 (a)	578,000	347,187
3.25%, 3/1/2032 (a)	220,000	196,902
4.15%, 5/1/2052	175,000	125,440
5.40%, 3/15/2049	300,000	257,133
5.75%, 9/13/2054	220,000	197,155
BorgWarner, Inc. 4.38%, 3/15/2045	300,000	247,776
Lear Corp.:
2.60%, 1/15/2032	75,000	64,769
5.25%, 5/15/2049 (a)	801,000	688,868
Magna International, Inc.:
5.50%, 3/21/2033 (a)	427,000	437,556
5.88%, 6/1/2035	90,000	92,256
		2,655,042
BANKS — 21.9%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (c)	334,000	343,005
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	150,000	149,445
Series A, 4.36%, 6/18/2028	250,000	251,880
Series MTN, 4.42%, 12/16/2026	250,000	251,258
4.75%, 1/18/2027	515,000	520,026
4.90%, 7/16/2027	200,000	203,190
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	1,100,000	1,144,330
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (a) (c)	640,000	726,771
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	600,000	579,504
3.80%, 2/23/2028	375,000	368,441
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	1,750,000	1,739,272
4.38%, 4/12/2028	1,950,000	1,944,325
5.29%, 8/18/2027	600,000	609,912
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (c)	200,000	203,220
6.03%, 1/17/2035	200,000	210,660
6.35%, 3/14/2034	615,000	643,591
6.92%, 8/8/2033	200,000	216,672
6.94%, 11/7/2033	478,000	540,001

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	$1,522,000	$1,479,551
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	1,050,000	922,215
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	800,000	697,056
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	1,600,000	1,356,176
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	807,000	737,235
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	200,000	182,890
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	350,000	314,265
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	200,000	125,024
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	1,452,000	1,299,990
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,050,000	806,085
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	2,272,000	2,220,403
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	100,000	71,286
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	5,423,000	5,339,215
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	450,000	444,748
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	1,646,000	1,631,960
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (a) (c)	125,000	97,919
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	2,910,000	2,877,292
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	700,000	556,444
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	500,000	415,215
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	578,000	577,879
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	550,000	469,909
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,360,000	1,337,506
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	1,335,000	1,343,744
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	$1,135,000	$1,147,996
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	323,000	327,690
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	175,000	177,067
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,100,000	1,124,156
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	1,000,000	1,020,370
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	595,000	594,667
SOFR + 1.64%, 5.46%, 5/9/2036 (c)	710,000	728,481
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	1,100,000	1,129,975
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	550,000	565,664
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	2,137,000	2,131,722
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	100,000	101,584
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	250,000	260,600
Series MTN, 5.88%, 2/7/2042	200,000	208,994
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	600,000	610,476
6.11%, 1/29/2037	2,861,000	3,022,847
7.75%, 5/14/2038	1,550,000	1,850,839
Bank of America NA 5.53%, 8/18/2026	160,000	162,280
Bank of Montreal:
Series MTN, 2.65%, 3/8/2027	255,000	248,936
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	444,000	385,321
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (c)	200,000	200,404
5.20%, 2/1/2028 (a)	265,000	271,182
5.27%, 12/11/2026	700,000	709,499
5.37%, 6/4/2027 (a)	866,000	884,619
5.51%, 6/4/2031 (a)	184,000	192,363
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (c)	728,000	737,959
Bank of New York Mellon Corp.:
2.50%, 1/26/2032	30,000	26,465
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	270,000	266,849
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (c)	469,000	456,201
SOFR + 0.68%, 4.44%, 6/9/2028 (a) (c)	85,000	85,476

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	$450,000	$453,433
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	500,000	506,685
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	1,517,000	1,522,203
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	250,000	255,563
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (a) (c)	100,000	101,277
SOFR + 1.35%, 5.32%, 6/6/2036 (c)	70,000	71,512
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (a) (c)	1,085,000	1,123,398
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	903,000	957,803
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	160,000	169,819
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	509,000	560,409
Bank of Nova Scotia:
1.30%, 9/15/2026	300,000	289,827
2.95%, 3/11/2027 (a)	73,000	71,594
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	350,000	350,627
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	1,300,000	1,228,552
SOFR + 0.89%, 4.93%, 2/14/2029 (c)	125,000	126,534
SOFR + 1.07%, 5.13%, 2/14/2031 (c)	250,000	254,595
5.35%, 12/7/2026	570,000	578,197
5.65%, 2/1/2034	553,000	579,732
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (c)	100,000	89,527
BankUnited, Inc. 5.13%, 6/11/2030 (a)	50,000	49,458
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	800,000	775,568
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (c)	100,000	90,362
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	440,000	404,241
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	100,000	78,299
4.84%, 5/9/2028	158,000	158,280
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	600,000	604,518
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	345,000	347,536
4.95%, 1/10/2047	90,000	81,755
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	756,000	763,832
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	$125,000	$125,465
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	1,433,000	1,451,070
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	255,000	259,985
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	402,000	409,694
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	600,000	620,910
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (c)	265,000	274,667
SOFR + 1.59%, 5.79%, 2/25/2036 (c)	200,000	204,424
SOFR + 2.42%, 6.04%, 3/12/2055 (c)	200,000	205,088
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	333,000	353,483
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	100,000	102,265
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	380,000	415,089
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (c)	1,225,000	1,336,597
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	1,200,000	1,273,896
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	1,290,000	1,463,053
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032 (a)	923,000	859,202
SOFR + 0.93%, 4.51%, 9/11/2027 (c)	677,000	678,124
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	405,000	409,289
5.00%, 4/28/2028 (a)	195,000	198,728
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	286,000	292,847
5.62%, 7/17/2026	150,000	151,868
6.09%, 10/3/2033 (a)	305,000	326,823
Capital One NA 3.45%, 7/27/2026	500,000	494,385
Citibank NA:
4.58%, 5/29/2027	1,110,000	1,115,872
SOFR + 0.71%, 4.88%, 11/19/2027 (c)	844,000	849,283
4.91%, 5/29/2030	645,000	657,307
5.49%, 12/4/2026	300,000	304,860
Citigroup, Inc.:
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	200,000	177,178
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	1,500,000	1,360,215
SOFR + 1.38%, 2.90%, 11/3/2042 (a) (c)	50,000	35,455

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	$200,000	$187,074
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,421,000	1,270,473
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	411,000	402,048
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	1,000,000	979,270
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	1,059,000	1,042,469
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	1,000,000	933,040
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	659,000	653,036
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	1,133,000	1,110,068
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	840,000	831,718
4.30%, 11/20/2026	100,000	99,835
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	725,000	721,418
SOFR + 1.14%, 4.64%, 5/7/2028 (c)	1,300,000	1,303,822
4.65%, 7/30/2045	60,000	52,708
4.65%, 7/23/2048	600,000	517,518
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	981,000	978,685
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	500,000	505,730
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	100,000	97,621
SOFR + 1.47%, 5.33%, 3/27/2036 (a) (c)	800,000	806,184
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	1,000,000	971,990
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	2,033,000	2,063,332
SOFR + 1.75%, 5.61%, 3/4/2056 (c)	400,000	392,356
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	1,100,000	1,121,329
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	500,000	513,370
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	1,000,000	1,044,100
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	1,920,000	2,067,936
8.13%, 7/15/2039	850,000	1,069,954
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (c)	100,000	100,181
Security Description	Principal Amount	Value
Citizens Financial Group, Inc.:
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (a) (c)	$295,000	$292,077
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	113,000	117,013
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	300,000	310,602
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	293,000	315,933
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (a) (c)	770,000	748,386
Comerica, Inc. SOFR + 2.16%, 5.98%, 1/30/2030 (c)	360,000	368,683
Commonwealth Bank of Australia 4.58%, 11/27/2026	200,000	201,428
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	405,000	402,019
4.33%, 8/28/2026	500,000	501,155
4.37%, 5/27/2027	500,000	503,195
5.04%, 3/5/2027	175,000	177,678
5.25%, 5/24/2041	332,000	326,761
5.50%, 10/5/2026	492,000	500,098
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	1,525,000	1,479,784
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	550,000	514,024
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	1,000,000	898,910
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	160,000	158,189
SOFR + 1.72%, 5.30%, 5/9/2031 (c)	300,000	304,701
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	295,000	300,239
SOFR + 1.59%, 5.71%, 2/8/2028 (a) (c)	280,000	284,687
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	697,000	731,780
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	470,000	501,053
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	800,000	820,392
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	100,000	96,543
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	405,000	402,343
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (c)	600,000	573,114
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	200,000	208,510
8.25%, 3/1/2038 (a)	284,000	342,064

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Fifth Third Bank NA SOFR + 0.81%, 4.97%, 1/28/2028 (c)	$150,000	$151,128
First Citizens BancShares, Inc. 5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (a) (c)	371,000	370,258
First Horizon Bank 5.75%, 5/1/2030 (a)	325,000	332,550
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (c)	160,000	162,307
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	253,000	254,447
Goldman Sachs Capital I 6.35%, 2/15/2034	1,020,000	1,059,270
Goldman Sachs Group, Inc.:
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	969,000	935,695
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	522,000	505,588
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	1,100,000	952,259
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	719,000	627,939
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	582,000	517,683
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	352,000	341,905
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	700,000	617,477
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	420,000	300,220
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	1,103,000	992,976
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	1,044,000	780,348
3.50%, 11/16/2026	200,000	197,714
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	1,158,000	1,142,448
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	431,000	425,035
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	4,216,000	4,146,858
3.85%, 1/26/2027	400,000	397,388
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	1,252,000	1,091,181
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	1,000,000	994,390
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	655,000	590,175
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	1,101,000	1,102,332
Security Description	Principal Amount	Value
SOFR + 1.32%, 4.94%, 4/23/2028 (c)	$300,000	$302,490
5.15%, 5/22/2045	400,000	359,576
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	600,000	613,884
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	1,559,000	1,535,225
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	500,000	520,450
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	1,100,000	1,101,298
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	460,000	482,453
6.25%, 2/1/2041	382,000	408,572
6.45%, 5/1/2036	100,000	106,868
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	720,000	763,949
SOFR + 1.95%, 6.56%, 10/24/2034 (a) (c)	2,350,000	2,599,922
HSBC Holdings PLC:
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	1,131,000	1,004,113
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	589,000	523,038
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	2,100,000	1,918,728
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	1,300,000	1,149,382
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	1,000,000	973,440
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	668,000	662,496
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	610,000	610,848
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	1,150,000	1,153,864
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	400,000	391,004
SOFR + 1.04%, 5.13%, 11/19/2028 (c)	1,130,000	1,144,374
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	1,115,000	1,130,710
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	370,000	376,852
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	60,000	61,556
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	465,000	467,516
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	918,000	935,552
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	100,000	103,714
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	640,000	665,338

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 1.88%, 5.79%, 5/13/2036 (c)	$335,000	$344,762
SOFR + 1.90%, 5.87%, 11/18/2035 (c)	190,000	192,136
6.10%, 1/14/2042 (a)	100,000	105,719
SOFR + 1.97%, 6.16%, 3/9/2029 (a) (c)	579,000	601,998
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	1,709,000	1,827,229
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,223,000	1,314,468
6.50%, 9/15/2037	159,000	168,492
SOFR + 2.98%, 6.55%, 6/20/2034 (c)	175,000	185,672
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	1,750,000	1,857,747
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	545,000	609,708
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	250,000	288,775
HSBC USA, Inc.:
4.65%, 6/3/2028	150,000	151,211
5.29%, 3/4/2027	210,000	213,465
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	250,000	210,000
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	359,000	354,667
SOFR + 1.28%, 5.27%, 1/15/2031 (c)	30,000	30,728
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	310,000	316,736
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	304,000	310,256
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (c)	248,000	248,761
ING Groep NV:
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	550,000	546,513
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	696,000	669,183
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	200,000	202,076
SOFR + 1.23%, 5.07%, 3/25/2031 (a) (c)	180,000	183,127
SOFR + 1.44%, 5.34%, 3/19/2030 (a) (c)	800,000	820,960
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	600,000	614,580
SOFR + 1.56%, 6.08%, 9/11/2027 (c)	50,000	50,923
SOFR + 2.09%, 6.11%, 9/11/2034 (a) (c)	351,000	372,966
JPMorgan Chase & Co.:
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	392,000	378,186
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (a) (c)	$390,000	$337,955
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	1,500,000	1,301,295
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	600,000	563,094
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	500,000	480,290
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	1,100,000	1,005,334
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	1,442,000	1,011,145
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	1,000,000	880,290
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	455,000	406,361
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	600,000	559,308
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	2,102,000	2,054,201
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	1,870,000	1,728,572
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	200,000	152,980
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	400,000	269,052
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	1,270,000	958,507
SOFR + 1.58%, 3.33%, 4/22/2052 (a) (c)	150,000	105,069
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	700,000	685,629
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	3,787,000	3,731,596
3.63%, 12/1/2027	100,000	98,642
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	494,000	480,939
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	2,100,000	2,081,646
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	1,200,000	1,058,592
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	150,000	118,400
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	350,000	279,955

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	$489,000	$484,526
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	300,000	243,042
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	50,000	42,100
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	1,585,000	1,583,922
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	300,000	300,894
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	1,077,000	1,066,144
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	463,000	464,620
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	495,000	500,123
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	100,000	100,576
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	500,000	506,655
4.95%, 6/1/2045	400,000	365,584
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	625,000	618,550
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	357,000	361,552
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	1,000,000	1,018,130
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	630,000	636,760
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	618,000	633,975
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	751,000	764,563
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	621,000	637,599
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	250,000	255,718
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,500,000	1,544,820
5.40%, 1/6/2042 (a)	250,000	250,533
5.50%, 10/15/2040	185,000	188,643
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	322,000	331,792
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	1,000,000	1,003,140
SOFR + 1.68%, 5.57%, 4/22/2036 (c)	246,000	255,188
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	3,118,000	3,248,769
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	694,000	728,825
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	1,132,000	1,156,259
Security Description	Principal Amount	Value
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	$785,000	$825,137
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	1,000,000	1,087,530
8.00%, 4/29/2027	280,000	298,855
KeyBank NA:
4.90%, 8/8/2032	500,000	482,345
5.00%, 1/26/2033	400,000	394,400
KeyCorp:
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	176,000	171,538
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (a) (c)	192,000	194,235
SOFR + 2.42%, 6.40%, 3/6/2035 (a) (c)	600,000	640,026
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	459,000	327,350
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	1,300,000	1,272,258
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	375,000	370,346
4.34%, 1/9/2048	500,000	397,520
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	200,000	201,804
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (c)	700,000	694,967
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	215,000	217,825
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (c)	356,000	360,806
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	1,150,000	1,180,222
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (a) (c)	550,000	568,700
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	250,000	285,855
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	490,000	483,125
SOFR + 1.40%, 5.18%, 7/8/2031 (c)	90,000	91,511
SOFR + 2.26%, 6.08%, 3/13/2032 (c)	50,000	52,777
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	1,068,000	1,042,667
4.70%, 1/27/2028	470,000	474,159
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	680,000	659,716
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	1,337,000	1,290,633

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	$1,123,000	$1,087,805
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	415,000	366,943
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (c)	95,000	94,460
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (c)	430,000	413,737
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	300,000	303,693
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (c)	250,000	255,848
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	460,000	470,870
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (c)	236,000	241,133
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (a) (c)	832,000	852,933
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	248,000	253,064
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (a) (c)	250,000	257,093
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	1,100,000	1,130,382
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	250,000	257,333
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (c)	100,000	97,108
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (c)	447,000	391,264
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	10,000	8,897
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	100,000	90,882
3.66%, 2/28/2027	150,000	148,566
4.02%, 3/5/2028	400,000	398,200
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (a) (c)	193,000	191,884
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (b) (c)	200,000	200,002
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	500,000	509,270
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (b) (c)	350,000	350,812
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (a) (c)	480,000	493,814
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	578,000	590,456
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (c)	100,000	101,106
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	880,000	910,888
Security Description	Principal Amount	Value
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	$405,000	$420,746
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (c)	267,000	277,680
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	820,000	851,332
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	50,000	48,511
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	200,000	171,064
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	655,000	567,282
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	792,000	769,008
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	100,000	84,957
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	701,000	614,153
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	100,000	92,166
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	100,000	61,827
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	2,260,000	2,016,914
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	1,513,000	1,149,835
3.59%, 7/22/2028 (c)	328,000	322,227
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	1,803,000	1,775,360
3.97%, 7/22/2038 (c)	199,000	173,283
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	1,452,000	1,448,428
4.30%, 1/27/2045	1,000,000	852,130
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	325,000	325,380
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	400,000	405,868
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	1,185,000	1,205,690
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	600,000	611,796
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	300,000	306,321
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	300,000	307,626
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	951,000	967,623
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	700,000	696,598
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	1,090,000	1,103,189

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	$605,000	$619,980
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	60,000	61,698
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	588,000	601,359
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	450,000	439,916
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	595,000	611,791
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	1,010,000	1,032,432
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	517,000	537,318
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	220,000	228,056
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	190,000	199,173
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	1,485,000	1,524,531
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	625,000	642,812
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	1,762,000	1,835,687
SOFR + 2.56%, 6.34%, 10/18/2033 (a) (c)	1,405,000	1,525,591
6.38%, 7/24/2042	675,000	737,883
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	173,000	190,727
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (c)	450,000	450,648
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	2,319,000	2,338,503
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	1,018,000	1,030,359
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	198,000	201,067
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	2,019,000	2,061,803
National Australia Bank Ltd.:
3.91%, 6/9/2027	90,000	89,768
4.31%, 6/13/2028	250,000	251,630
4.50%, 10/26/2027 (a)	219,000	221,109
4.53%, 6/13/2030	250,000	252,833
4.90%, 6/13/2028	692,000	709,120
4.90%, 1/14/2030	250,000	256,918
4.94%, 1/12/2028	350,000	357,406
5.09%, 6/11/2027	250,000	254,640
National Bank of Canada:
4.50%, 10/10/2029	300,000	299,643
SOFR + 0.80%, 4.95%, 2/1/2028 (c)	250,000	251,900
SOFR + 1.04%, 5.60%, 7/2/2027 (c)	210,000	212,308
Security Description	Principal Amount	Value
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	$900,000	$877,473
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	997,000	988,755
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	555,000	560,367
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (a) (c)	200,000	203,382
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (c)	280,000	286,037
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (c)	100,000	101,776
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (c)	500,000	519,045
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	115,000	119,342
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (c)	450,000	475,974
Northern Trust Corp. 3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	1,250,000	1,213,787
PNC Bank NA 2.70%, 10/22/2029	100,000	93,096
PNC Financial Services Group, Inc.:
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	438,000	425,482
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	243,000	243,595
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	640,000	642,579
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	242,000	247,694
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	500,000	517,905
SOFR + 1.95%, 5.94%, 8/18/2034 (a) (c)	1,111,000	1,176,227
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	1,180,000	1,254,458
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	100,000	102,826
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	1,636,000	1,828,214
Regions Bank 6.45%, 6/26/2037	334,000	345,887
Royal Bank of Canada:
Series GMTN, 1.40%, 11/2/2026	581,000	560,996
3.63%, 5/4/2027 (a)	278,000	275,423
3.88%, 5/4/2032	90,000	86,087
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (c)	500,000	500,865

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	$850,000	$853,629
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	346,000	346,692
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (c)	425,000	427,805
Series GMTN, 4.88%, 1/19/2027	89,000	89,917
Series GMTN, 4.90%, 1/12/2028 (a)	250,000	254,498
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	580,000	588,358
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (c)	1,080,000	1,094,839
Series GMTN, 5.00%, 2/1/2033	413,000	419,430
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (c)	300,000	302,184
Series GMTN, 5.20%, 7/20/2026	100,000	101,043
Series GMTN, 5.20%, 8/1/2028	200,000	205,858
Series MTN, 6.00%, 11/1/2027	70,000	72,756
Santander Holdings USA, Inc.:
SOFR + 1.94%, 5.35%, 9/6/2030 (a) (c)	650,000	661,615
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	150,000	152,456
SOFR + 2.50%, 6.17%, 1/9/2030 (c)	400,000	416,200
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	232,000	241,867
SOFR + 2.70%, 6.57%, 6/12/2029 (a) (c)	574,000	601,718
SOFR + 3.28%, 7.66%, 11/9/2031 (c)	237,000	264,478
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	350,000	339,290
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	164,000	146,158
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	500,000	499,175
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	200,000	206,266
Sumitomo Mitsui Financial Group, Inc.:
Zero Coupon, 7/8/2033 (b) (c)	750,000	747,975
1.40%, 9/17/2026	380,000	366,951
Security Description	Principal Amount	Value
2.13%, 7/8/2030	$145,000	$129,352
2.63%, 7/14/2026	100,000	98,255
2.75%, 1/15/2030	840,000	780,150
SOFR + 1.19%, 5.10%, 7/8/2031 (b) (c)	750,000	748,725
5.24%, 4/15/2030	800,000	824,352
SOFR + 1.50%, 5.25%, 7/8/2036 (c)	750,000	748,282
5.45%, 1/15/2032	995,000	1,030,362
5.52%, 1/13/2028	1,900,000	1,955,100
5.63%, 1/15/2035	100,000	103,499
5.71%, 1/13/2030	412,000	432,324
5.77%, 1/13/2033	420,000	440,937
5.78%, 7/13/2033	125,000	131,230
5.80%, 7/13/2028	775,000	807,224
SOFR + 1.78%, 5.80%, 7/8/2046 (b) (c)	750,000	747,172
5.88%, 7/13/2026	180,000	182,704
Synchrony Bank 5.63%, 8/23/2027	150,000	152,993
Synovus Bank 5.63%, 2/15/2028	1,027,000	1,038,369
Toronto-Dominion Bank:
1.95%, 1/12/2027 (a)	100,000	96,687
Series MTN, 2.80%, 3/10/2027	130,000	126,985
Series MTN, 3.20%, 3/10/2032	228,000	207,423
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	1,268,000	1,253,481
4.46%, 6/8/2032 (a)	555,000	544,599
4.57%, 12/17/2026	250,000	251,010
Series MTN, 4.57%, 6/2/2028	250,000	251,743
Series MTN, 4.69%, 9/15/2027	30,000	30,283
4.78%, 12/17/2029	200,000	202,288
Series MTN, 4.81%, 6/3/2030	245,000	247,394
4.86%, 1/31/2028	620,000	628,351
Series GMTN, 4.98%, 4/5/2027	200,000	202,578
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	300,000	300,804
5.16%, 1/10/2028	581,000	593,137
5.26%, 12/11/2026	100,000	101,390
5.30%, 1/30/2032	250,000	256,768
Series MTN, 5.52%, 7/17/2028	300,000	310,377
Truist Bank:
2.25%, 3/11/2030	600,000	539,976
3.80%, 10/30/2026	950,000	941,070
Truist Financial Corp.:
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	100,000	99,694

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	$363,000	$367,116
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	100,000	97,496
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (c)	210,000	213,192
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	367,000	366,835
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	960,000	977,683
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	545,000	564,718
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	306,000	319,510
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	117,000	124,177
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	352,000	380,825
U.S. Bancorp:
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	1,287,000	1,091,286
Series MTN, 3.90%, 4/26/2028	105,000	104,337
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	280,000	280,692
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	682,000	686,474
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	428,000	422,667
SOFR + 1.56%, 5.38%, 1/23/2030 (a) (c)	190,000	195,675
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	360,000	373,867
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	171,000	177,476
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	152,000	159,627
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	1,851,000	1,947,271
SOFR + 1.88%, 6.79%, 10/26/2027 (c)	378,000	389,238
U.S. Bank NA:
SOFR + 0.69%, 4.51%, 10/22/2027 (c)	500,000	500,570
SOFR + 0.91%, 4.73%, 5/15/2028 (a) (c)	250,000	251,340
UBS AG:
1.25%, 8/7/2026	400,000	387,052
7.50%, 2/15/2028	100,000	107,848
UBS Group AG 4.88%, 5/15/2045	1,526,000	1,371,813
Wachovia Corp. 7.57%, 8/1/2026 (d)	100,000	103,167
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	500,000	457,810
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	$766,000	$715,689
3.00%, 10/23/2026	300,000	294,861
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	500,000	378,000
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,330,000	1,215,115
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	1,505,000	1,485,089
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	802,000	789,858
3.90%, 5/1/2045	858,000	682,462
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	930,000	925,322
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (a) (c)	1,600,000	1,362,880
Series MTN, 4.65%, 11/4/2044	254,000	217,112
Series MTN, 4.75%, 12/7/2046	314,000	268,853
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	905,000	912,475
Series GMTN, 4.90%, 11/17/2045	405,000	355,963
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	861,000	860,905
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (c)	1,000,000	1,007,280
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	315,000	319,467
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,560,000	1,420,942
5.38%, 11/2/2043	460,000	436,259
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	1,548,000	1,585,121
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	544,000	558,052
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	1,500,000	1,549,020
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	500,000	516,215
5.61%, 1/15/2044	1,400,000	1,356,334
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	1,600,000	1,636,064
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	430,000	454,531
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	1,500,000	1,639,695
Wells Fargo Bank NA 5.45%, 8/7/2026	450,000	455,809
Westpac Banking Corp.:
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	1,372,000	1,210,749

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.70%, 8/19/2026	$128,000	$126,020
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	1,037,000	909,242
3.35%, 3/8/2027	189,000	186,908
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	803,000	775,931
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	490,000	486,888
4.35%, 7/1/2030 (b)	250,000	250,515
Series GMTN, 4.60%, 10/20/2026	100,000	100,639
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (a) (c)	600,000	605,328
6.82%, 11/17/2033 (a)	539,000	592,393
Zions Bancorp NA SOFR + 2.83%, 6.82%, 11/19/2035 (a) (c)	575,000	597,655
		357,158,011
BEVERAGES — 1.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	690,000	673,240
4.90%, 2/1/2046	2,835,000	2,596,860
Anheuser-Busch InBev Finance, Inc. 4.70%, 2/1/2036	200,000	194,946
Anheuser-Busch InBev Worldwide, Inc.:
4.44%, 10/6/2048	436,000	370,138
4.60%, 4/15/2048	100,000	88,664
4.75%, 1/23/2029	100,000	101,766
4.75%, 4/15/2058	7,000	6,133
4.95%, 1/15/2042	250,000	235,950
5.00%, 6/15/2034 (a)	100,000	102,110
5.55%, 1/23/2049	400,000	397,528
5.80%, 1/23/2059	881,000	902,435
8.00%, 11/15/2039	1,150,000	1,453,795
8.20%, 1/15/2039	515,000	656,939
Brown-Forman Corp. 4.00%, 4/15/2038	200,000	175,890
Coca-Cola Co.:
1.45%, 6/1/2027	340,000	324,605
1.65%, 6/1/2030	670,000	594,437
2.13%, 9/6/2029 (a)	150,000	139,281
2.25%, 1/5/2032 (a)	650,000	575,003
2.50%, 3/15/2051	300,000	179,895
2.60%, 6/1/2050	549,000	338,398
3.00%, 3/5/2051	500,000	333,035
3.38%, 3/25/2027	350,000	347,098
3.45%, 3/25/2030	268,000	260,292
4.20%, 3/25/2050	455,000	380,112
5.00%, 5/13/2034 (a)	300,000	308,907
5.20%, 1/14/2055	300,000	287,082
5.40%, 5/13/2064	717,000	700,394
Security Description	Principal Amount	Value
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	$100,000	$81,826
2.75%, 1/22/2030	200,000	186,596
5.10%, 5/6/2035	400,000	397,436
5.25%, 11/26/2043	30,000	28,272
Constellation Brands, Inc.:
3.15%, 8/1/2029	153,000	145,352
3.60%, 2/15/2028	100,000	98,242
3.70%, 12/6/2026	100,000	99,201
3.75%, 5/1/2050	500,000	363,710
4.10%, 2/15/2048	200,000	155,586
4.35%, 5/9/2027	100,000	100,014
4.75%, 5/9/2032 (a)	650,000	645,131
4.80%, 1/15/2029	98,000	99,055
4.80%, 5/1/2030	145,000	146,077
4.90%, 5/1/2033 (a)	441,000	436,855
Diageo Capital PLC:
2.00%, 4/29/2030 (a)	70,000	62,961
2.13%, 4/29/2032	387,000	329,848
3.88%, 4/29/2043	100,000	80,408
5.38%, 10/5/2026	420,000	425,263
5.50%, 1/24/2033	450,000	468,513
5.63%, 10/5/2033 (a)	895,000	940,940
Keurig Dr. Pepper, Inc.:
3.35%, 3/15/2051	75,000	50,387
3.43%, 6/15/2027	482,000	474,346
4.35%, 5/15/2028	250,000	250,370
4.42%, 12/15/2046	120,000	98,892
4.60%, 5/25/2028	1,603,000	1,615,776
4.60%, 5/15/2030	250,000	251,220
5.05%, 3/15/2029	200,000	204,386
5.15%, 5/15/2035	250,000	249,338
Series 10, 5.20%, 3/15/2031	500,000	516,060
Molson Coors Beverage Co.:
3.00%, 7/15/2026	324,000	319,185
4.20%, 7/15/2046	480,000	382,939
5.00%, 5/1/2042	300,000	273,495
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	270,000	273,899
4.65%, 2/16/2027	1,375,000	1,387,705
PepsiCo, Inc.:
1.63%, 5/1/2030 (a)	165,000	146,385
2.88%, 10/15/2049	15,000	9,854
3.00%, 10/15/2027	100,000	97,821
3.45%, 10/6/2046	2,148,000	1,602,966
3.50%, 3/19/2040	25,000	20,735
3.60%, 2/18/2028	510,000	505,792
3.90%, 7/18/2032 (a)	140,000	135,307
4.00%, 3/5/2042	31,000	26,225
4.20%, 7/18/2052 (a)	305,000	249,755
4.40%, 2/7/2027	50,000	50,345
4.45%, 2/7/2028 (a)	250,000	253,087
4.45%, 2/15/2033 (a)	25,000	25,025

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.60%, 2/7/2030 (a)	$180,000	$183,271
4.65%, 2/15/2053	150,000	132,323
5.13%, 11/10/2026	375,000	379,901
5.25%, 7/17/2054 (a)	420,000	406,812
		28,589,821
BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
2.20%, 2/21/2027	565,000	546,711
2.30%, 2/25/2031	190,000	168,876
2.45%, 2/21/2030 (a)	315,000	288,509
2.60%, 8/19/2026	300,000	294,600
3.15%, 2/21/2040	150,000	115,469
3.35%, 2/22/2032	231,000	213,841
4.20%, 2/22/2052	1,067,000	834,223
4.40%, 5/1/2045	288,000	244,783
4.88%, 3/1/2053 (a)	100,000	87,275
5.15%, 3/2/2028	963,000	983,810
5.25%, 3/2/2030	200,000	206,154
5.25%, 3/2/2033	1,690,000	1,730,864
5.60%, 3/2/2043	1,151,000	1,141,585
5.65%, 6/15/2042	200,000	199,100
5.65%, 3/2/2053	950,000	927,893
5.75%, 3/15/2040	25,000	25,661
5.75%, 3/2/2063	780,000	758,316
6.40%, 2/1/2039	1,500,000	1,638,900
Biogen, Inc.:
2.25%, 5/1/2030	400,000	360,380
3.25%, 2/15/2051	50,000	31,997
5.05%, 1/15/2031	155,000	157,788
5.75%, 5/15/2035	60,000	61,683
6.45%, 5/15/2055	600,000	617,628
Bio-Rad Laboratories, Inc. 3.70%, 3/15/2032	84,000	77,388
Gilead Sciences, Inc.:
4.15%, 3/1/2047	400,000	326,904
4.50%, 2/1/2045	317,000	276,329
4.75%, 3/1/2046	1,300,000	1,163,526
4.80%, 11/15/2029	379,000	386,929
4.80%, 4/1/2044	700,000	639,135
5.25%, 10/15/2033	981,000	1,013,903
5.50%, 11/15/2054	200,000	196,246
5.55%, 10/15/2053 (a)	425,000	419,611
Illumina, Inc.:
2.55%, 3/23/2031 (a)	251,000	220,747
4.65%, 9/9/2026	183,000	183,212
5.75%, 12/13/2027	50,000	51,243
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	315,000	273,618
2.80%, 9/15/2050 (a)	1,150,000	686,366
Royalty Pharma PLC:
1.75%, 9/2/2027	100,000	94,692
2.20%, 9/2/2030	380,000	336,634
3.30%, 9/2/2040	190,000	142,988
3.55%, 9/2/2050 (a)	600,000	406,200
Security Description	Principal Amount	Value
5.90%, 9/2/2054 (a)	$250,000	$243,045
		18,774,762
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030 (a)	203,000	183,350
2.70%, 5/15/2040	100,000	72,827
4.30%, 6/11/2028	400,000	402,060
4.75%, 2/8/2031	200,000	203,434
4.80%, 3/3/2033 (a)	252,000	254,006
4.85%, 2/8/2034 (a)	45,000	45,108
4.90%, 10/11/2032	400,000	405,480
Albemarle Corp.:
5.05%, 6/1/2032 (a)	100,000	96,235
5.45%, 12/1/2044	150,000	125,338
5.65%, 6/1/2052 (a)	200,000	167,672
Cabot Corp.:
4.00%, 7/1/2029	400,000	390,588
5.00%, 6/30/2032	100,000	99,939
CF Industries, Inc.:
4.95%, 6/1/2043	200,000	177,878
5.15%, 3/15/2034	605,000	602,592
5.38%, 3/15/2044	100,000	92,890
Dow Chemical Co.:
3.60%, 11/15/2050	200,000	135,460
4.38%, 11/15/2042	1,400,000	1,139,796
4.63%, 10/1/2044	100,000	82,311
5.15%, 2/15/2034 (a)	250,000	250,130
5.35%, 3/15/2035 (a)	200,000	198,928
5.95%, 3/15/2055	336,000	320,252
9.40%, 5/15/2039	150,000	196,521
DuPont de Nemours, Inc. 5.42%, 11/15/2048	457,000	460,629
Eastman Chemical Co.:
4.65%, 10/15/2044	35,000	29,580
4.80%, 9/1/2042 (a)	200,000	175,708
5.63%, 2/20/2034 (a)	700,000	713,237
Ecolab, Inc.:
1.65%, 2/1/2027	110,000	105,926
2.13%, 8/15/2050	275,000	149,421
2.70%, 12/15/2051	65,000	39,870
3.95%, 12/1/2047	200,000	159,250
4.30%, 6/15/2028	700,000	705,201
EIDP, Inc. 4.80%, 5/15/2033	1,778,000	1,768,239
FMC Corp.:
3.20%, 10/1/2026	200,000	196,308
3.45%, 10/1/2029	250,000	232,885
4.50%, 10/1/2049	200,000	147,806
6.38%, 5/18/2053 (a)	321,000	308,138
Huntsman International LLC:
2.95%, 6/15/2031	300,000	252,177
4.50%, 5/1/2029	300,000	284,451
5.70%, 10/15/2034 (a)	100,000	92,855
Linde, Inc. 1.10%, 8/10/2030 (a)	22,000	18,919

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Lubrizol Corp. 6.50%, 10/1/2034	$450,000	$508,072
LYB International Finance BV 5.25%, 7/15/2043	584,000	520,227
LYB International Finance II BV 3.50%, 3/2/2027	28,000	27,594
LYB International Finance III LLC:
2.25%, 10/1/2030	78,000	69,092
3.38%, 10/1/2040	300,000	221,760
5.50%, 3/1/2034 (a)	250,000	249,677
5.63%, 5/15/2033 (a)	96,000	98,304
6.15%, 5/15/2035 (a)	1,295,000	1,343,821
Mosaic Co.:
4.05%, 11/15/2027	100,000	99,302
5.38%, 11/15/2028	420,000	431,185
5.45%, 11/15/2033 (a)	300,000	306,744
Nutrien Ltd.:
3.95%, 5/13/2050	400,000	297,716
4.90%, 3/27/2028	62,000	62,876
5.20%, 6/21/2027	150,000	152,265
6.13%, 1/15/2041	1,703,000	1,746,648
PPG Industries, Inc. 3.75%, 3/15/2028	175,000	172,832
RPM International, Inc.:
2.95%, 1/15/2032	600,000	529,134
3.75%, 3/15/2027	52,000	51,375
4.55%, 3/1/2029	186,000	185,727
Sherwin-Williams Co.:
2.20%, 3/15/2032 (a)	221,000	189,943
3.30%, 5/15/2050	25,000	16,811
3.45%, 6/1/2027	289,000	285,096
4.00%, 12/15/2042	447,000	357,108
4.50%, 6/1/2047	50,000	41,879
4.55%, 8/1/2045	153,000	129,499
4.80%, 9/1/2031	95,000	96,063
Westlake Corp.:
2.88%, 8/15/2041	30,000	20,296
3.13%, 8/15/2051	150,000	92,316
3.38%, 8/15/2061	300,000	178,230
5.00%, 8/15/2046 (a)	150,000	129,579
		20,094,566
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	518,000	448,474
4.75%, 5/8/2032	440,000	446,424
Block Financial LLC 2.50%, 7/15/2028 (a)	225,000	212,087
Brown University Series A, 2.92%, 9/1/2050	50,000	32,975
California Institute of Technology:
3.65%, 9/1/2119	200,000	126,700
4.70%, 11/1/2111	100,000	81,611
Security Description	Principal Amount	Value
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	$100,000	$93,087
Claremont Mckenna College 3.78%, 1/1/2122	200,000	126,986
Duke University:
Series 2020, 2.68%, 10/1/2044	145,000	103,049
Series 2020, 2.76%, 10/1/2050	115,000	73,024
Emory University Series 2020, 2.97%, 9/1/2050	15,000	9,766
Equifax, Inc.:
2.35%, 9/15/2031	281,000	245,007
3.10%, 5/15/2030	300,000	280,569
4.80%, 9/15/2029	100,000	100,858
5.10%, 6/1/2028	260,000	265,008
Georgetown University Series A, 5.22%, 10/1/2118	153,000	134,704
Global Payments, Inc.:
4.15%, 8/15/2049	200,000	148,212
5.30%, 8/15/2029	200,000	203,652
5.40%, 8/15/2032 (a)	660,000	673,332
5.95%, 8/15/2052 (a)	200,000	192,436
GXO Logistics, Inc. 2.65%, 7/15/2031	600,000	522,174
J Paul Getty Trust 4.91%, 4/1/2035	155,000	155,930
Leland Stanford Junior University 3.65%, 5/1/2048	25,000	19,217
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	266,000	183,787
5.60%, 7/1/2111	320,000	320,570
Moody's Corp.:
2.00%, 8/19/2031 (a)	176,000	152,738
4.25%, 2/1/2029	400,000	400,060
4.88%, 12/17/2048	400,000	356,840
Northwestern University:
Series 2017, 3.66%, 12/1/2057	180,000	128,885
4.94%, 12/1/2035	35,000	35,286
PayPal Holdings, Inc.:
2.30%, 6/1/2030	200,000	182,002
2.65%, 10/1/2026	281,000	275,948
2.85%, 10/1/2029	963,000	908,956
4.40%, 6/1/2032 (a)	700,000	692,237
5.05%, 6/1/2052 (a)	200,000	184,386
5.10%, 4/1/2035	50,000	50,168
5.15%, 6/1/2034	162,000	164,349
5.25%, 6/1/2062 (a)	100,000	91,664
5.50%, 6/1/2054 (a)	190,000	185,976

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
President & Fellows of Harvard College:
3.75%, 11/15/2052	$125,000	$95,774
4.89%, 3/15/2030 (a)	400,000	410,944
5.26%, 3/15/2036	200,000	207,282
Quanta Services, Inc. 3.05%, 10/1/2041	87,000	62,248
RELX Capital, Inc. 4.75%, 3/27/2030	300,000	304,014
S&P Global, Inc.:
2.45%, 3/1/2027	230,000	223,841
2.90%, 3/1/2032	902,000	819,485
2.95%, 1/22/2027	600,000	589,872
3.25%, 12/1/2049	1,013,000	713,577
4.25%, 5/1/2029 (a)	300,000	299,985
5.25%, 9/15/2033	563,000	584,507
Thomas Jefferson University 3.85%, 11/1/2057	100,000	69,327
TR Finance LLC 5.65%, 11/23/2043	200,000	194,478
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	118,000	102,379
Trustees of Princeton University 4.20%, 3/1/2052	100,000	83,746
University of Chicago Series C, 2.55%, 4/1/2050	85,000	54,415
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	150,000	115,261
University of Southern California:
2.81%, 10/1/2050	40,000	25,314
Series 21A, 2.95%, 10/1/2051	61,000	39,224
Series A, 3.23%, 10/1/2120	145,000	83,060
5.25%, 10/1/2111	50,000	46,278
Verisk Analytics, Inc.:
5.25%, 3/15/2035	140,000	140,767
5.75%, 4/1/2033	650,000	683,533
Washington University 4.35%, 4/15/2122 (a)	200,000	153,114
Yale University Series 2025, 4.70%, 4/15/2032 (a)	305,000	309,816
		15,421,375
COMPUTERS — 1.7%
Amdocs Ltd. 2.54%, 6/15/2030	300,000	271,563
Apple, Inc.:
1.20%, 2/8/2028	703,000	656,250
1.65%, 5/11/2030	456,000	406,123
1.65%, 2/8/2031	1,200,000	1,047,828
Security Description	Principal Amount	Value
1.70%, 8/5/2031 (a)	$250,000	$217,333
2.05%, 9/11/2026	950,000	928,169
2.20%, 9/11/2029	804,000	746,345
2.40%, 8/20/2050	215,000	127,276
2.45%, 8/4/2026	1,358,000	1,334,995
2.55%, 8/20/2060 (a)	114,000	65,696
2.65%, 2/8/2051	775,000	481,445
2.70%, 8/5/2051	731,000	457,394
2.80%, 2/8/2061	235,000	139,085
2.85%, 8/5/2061	110,000	65,860
2.90%, 9/12/2027	900,000	880,893
2.95%, 9/11/2049	360,000	241,704
3.00%, 11/13/2027	200,000	196,214
3.20%, 5/11/2027	915,000	903,498
3.35%, 2/9/2027	476,000	471,292
3.75%, 9/12/2047	176,000	138,744
3.75%, 11/13/2047	414,000	326,319
3.85%, 5/4/2043	450,000	376,578
3.85%, 8/4/2046	400,000	323,824
3.95%, 8/8/2052	1,375,000	1,094,899
4.10%, 8/8/2062	565,000	444,949
4.25%, 2/9/2047	300,000	257,223
4.65%, 2/23/2046	1,166,000	1,066,144
CGI, Inc. 1.45%, 9/14/2026	400,000	386,428
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	400,000	401,860
5.30%, 10/1/2029	100,000	102,891
5.75%, 2/1/2033 (a)	50,000	52,427
6.20%, 7/15/2030	578,000	618,142
8.10%, 7/15/2036	374,000	450,255
8.35%, 7/15/2046	100,000	127,206
Dell, Inc. 7.10%, 4/15/2028	297,000	317,297
DXC Technology Co. 2.38%, 9/15/2028 (a)	987,000	918,019
HP, Inc.:
2.65%, 6/17/2031 (a)	150,000	132,498
5.50%, 1/15/2033 (a)	1,420,000	1,448,883
6.00%, 9/15/2041 (a)	450,000	453,794
International Business Machines Corp.:
1.70%, 5/15/2027	927,000	886,360
1.95%, 5/15/2030 (a)	570,000	508,434
2.20%, 2/9/2027	655,000	635,226
2.72%, 2/9/2032	50,000	44,496
2.95%, 5/15/2050	31,000	19,733
3.30%, 1/27/2027	237,000	233,966
3.43%, 2/9/2052	200,000	137,542
3.50%, 5/15/2029	464,000	450,915
4.15%, 7/27/2027	282,000	282,079
4.25%, 5/15/2049	817,000	658,200
4.40%, 7/27/2032 (a)	1,495,000	1,473,607
4.70%, 2/19/2046	321,000	282,791
4.75%, 2/6/2033 (a)	100,000	100,408

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.90%, 7/27/2052	$437,000	$387,160
5.88%, 11/29/2032	436,000	470,165
6.22%, 8/1/2027	250,000	260,265
7.13%, 12/1/2096 (a)	50,000	60,565
Kyndryl Holdings, Inc.:
3.15%, 10/15/2031	300,000	270,846
4.10%, 10/15/2041	304,000	241,738
Leidos, Inc.:
2.30%, 2/15/2031	300,000	262,623
4.38%, 5/15/2030	227,000	223,856
Western Digital Corp.:
2.85%, 2/1/2029	100,000	92,889
3.10%, 2/1/2032 (a)	500,000	442,890
		27,504,097
CONSTRUCTION MATERIALS — 0.7%
Amrize Finance U.S. LLC:
4.60%, 4/7/2027 (e)	150,000	150,628
4.70%, 4/7/2028 (e)	200,000	201,790
4.95%, 4/7/2030 (e)	300,000	304,002
Carrier Global Corp.:
2.49%, 2/15/2027	200,000	194,662
2.70%, 2/15/2031	198,000	180,123
3.38%, 4/5/2040	400,000	317,492
5.90%, 3/15/2034	800,000	851,736
6.20%, 3/15/2054	100,000	107,152
CRH America Finance, Inc.:
5.50%, 1/9/2035	210,000	215,305
5.88%, 1/9/2055 (a)	210,000	214,091
CRH SMW Finance DAC 5.13%, 1/9/2030	300,000	307,440
Eagle Materials, Inc. 2.50%, 7/1/2031	200,000	177,462
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	587,000	551,193
4.50%, 3/25/2052	639,000	510,817
5.88%, 6/1/2033	100,000	104,815
Johnson Controls International PLC:
4.50%, 2/15/2047	100,000	84,208
4.95%, 7/2/2064 (d)	623,000	522,186
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.90%, 12/1/2032	200,000	200,896
Lennox International, Inc. 5.50%, 9/15/2028	250,000	257,692
Martin Marietta Materials, Inc.:
4.25%, 12/15/2047	856,000	694,875
5.50%, 12/1/2054 (a)	220,000	212,029
Masco Corp.:
1.50%, 2/15/2028	287,000	266,373
4.50%, 5/15/2047 (a)	800,000	649,256
Mohawk Industries, Inc. 3.63%, 5/15/2030	135,000	129,234
Security Description	Principal Amount	Value
Owens Corning:
4.40%, 1/30/2048	$950,000	$775,513
5.70%, 6/15/2034 (a)	10,000	10,384
5.95%, 6/15/2054 (a)	400,000	403,960
Trane Technologies Financing Ltd.:
5.10%, 6/13/2034	355,000	360,176
5.25%, 3/3/2033	320,000	329,898
Trane Technologies Global Holding Co. Ltd.:
4.30%, 2/21/2048	50,000	40,954
5.75%, 6/15/2043	300,000	306,510
Vulcan Materials Co.:
3.50%, 6/1/2030	118,000	112,917
4.50%, 6/15/2047	250,000	210,770
4.70%, 3/1/2048	30,000	25,957
4.95%, 12/1/2029	150,000	152,862
5.35%, 12/1/2034 (a)	100,000	101,746
5.70%, 12/1/2054 (a)	400,000	397,200
		10,634,304
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	1,020,000	1,034,096
5.05%, 3/22/2028	222,000	227,357
5.05%, 3/22/2053	150,000	139,299
		1,400,752
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 5.75%, 6/15/2028 (a)	200,000	206,064
WW Grainger, Inc.:
3.75%, 5/15/2046	195,000	151,326
4.20%, 5/15/2047	1,130,000	926,803
4.60%, 6/15/2045	30,000	26,500
		1,310,693
DIVERSIFIED FINANCIAL SERVICES — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	281,000	273,778
3.30%, 1/30/2032	1,245,000	1,127,870
3.40%, 10/29/2033	1,181,000	1,040,733
4.63%, 10/15/2027	255,000	256,030
4.88%, 4/1/2028	415,000	419,312
4.95%, 9/10/2034	215,000	210,378
5.30%, 1/19/2034 (a)	115,000	115,780
5.38%, 12/15/2031	500,000	511,315
5.75%, 6/6/2028 (a)	35,000	36,219
6.10%, 1/15/2027	631,000	645,033
6.45%, 4/15/2027	100,000	103,280
5 yr. CMT + 2.44%, 6.50%, 1/31/2056 (a) (c)	150,000	150,359
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (a) (c)	220,000	229,654

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Affiliated Managers Group, Inc. 5.50%, 8/20/2034 (a)	$250,000	$249,455
Air Lease Corp.:
Series MTN, 2.88%, 1/15/2032 (a)	598,000	531,969
3.25%, 10/1/2029	160,000	152,398
3.63%, 12/1/2027	230,000	226,493
Ally Financial, Inc.:
SOFR + 1.96%, 5.74%, 5/15/2029 (c)	55,000	56,002
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	2,085,000	2,192,377
8.00%, 11/1/2031	100,000	113,012
American Express Co.:
1.65%, 11/4/2026	800,000	773,760
2.55%, 3/4/2027	1,000,000	973,930
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	300,000	292,569
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	400,000	404,344
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	400,000	400,792
SOFR + 1.44%, 5.02%, 4/25/2031 (c)	400,000	408,580
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	277,000	280,903
SOFR + 1.84%, 5.04%, 5/1/2034 (c)	100,000	100,882
SOFR + 1.02%, 5.09%, 1/30/2031 (c)	70,000	71,593
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	180,000	182,061
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	200,000	205,656
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	325,000	329,316
SOFR + 0.97%, 5.39%, 7/28/2027 (c)	797,000	804,771
SOFR + 1.32%, 5.44%, 1/30/2036 (a) (c)	35,000	35,717
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	200,000	207,910
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	351,000	359,354
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	226,000	234,111
5.85%, 11/5/2027	385,000	398,875
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	200,000	198,448
5.15%, 5/15/2033 (a)	277,000	284,030
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	350,000	328,944
Apollo Global Management, Inc.:
5.80%, 5/21/2054	95,000	93,942
Security Description	Principal Amount	Value
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (a) (c)	$410,000	$401,181
6.38%, 11/15/2033	413,000	451,198
ARES Management Corp. 5.60%, 10/11/2054	500,000	472,400
BGC Group, Inc.:
6.15%, 4/2/2030 (e)	335,000	339,790
6.60%, 6/10/2029	155,000	160,622
BlackRock Funding, Inc.:
4.90%, 1/8/2035	40,000	40,480
5.00%, 3/14/2034	245,000	250,410
5.25%, 3/14/2054	450,000	432,130
5.35%, 1/8/2055	275,000	268,084
Blackrock, Inc.:
2.10%, 2/25/2032	1,157,000	998,086
3.25%, 4/30/2029	326,000	316,797
4.75%, 5/25/2033	345,000	348,829
Blue Owl Finance LLC:
4.38%, 2/15/2032	225,000	210,222
6.25%, 4/18/2034	905,000	930,657
Brookfield Asset Management Ltd. 5.80%, 4/24/2035	150,000	153,989
Brookfield Capital Finance LLC 6.09%, 6/14/2033	424,000	449,762
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032 (a)	650,000	553,020
Brookfield Finance, Inc.:
2.72%, 4/15/2031	140,000	126,510
4.35%, 4/15/2030	943,000	931,128
4.70%, 9/20/2047	350,000	298,273
4.85%, 3/29/2029	200,000	201,908
5.81%, 3/3/2055	70,000	68,501
6.35%, 1/5/2034	137,000	147,022
Capital One Financial Corp.:
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	600,000	508,674
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	56,000	53,572
3.75%, 7/28/2026 (a)	700,000	693,483
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	135,000	136,037
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	740,000	746,653
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	143,000	147,918
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	995,000	1,026,124
SOFR + 1.99%, 5.88%, 7/26/2035 (c)	170,000	175,258
SOFR + 2.26%, 6.05%, 2/1/2035 (c)	200,000	208,678
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	1,000,000	1,063,890
6.70%, 11/29/2032	231,000	252,028

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
SOFR + 2.44%, 7.15%, 10/29/2027 (c)	$1,061,000	$1,096,766
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	239,000	277,794
Cboe Global Markets, Inc. 3.00%, 3/16/2032	300,000	269,637
Charles Schwab Corp.:
1.95%, 12/1/2031	123,000	105,188
2.90%, 3/3/2032	486,000	437,079
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	1,111,000	1,178,415
5.88%, 8/24/2026	100,000	101,695
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	935,000	1,011,118
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	370,000	392,559
CI Financial Corp. 3.20%, 12/17/2030 (a)	345,000	304,549
CME Group, Inc.:
4.15%, 6/15/2048	150,000	126,657
4.40%, 3/15/2030	600,000	604,116
Credit Suisse USA LLC 7.13%, 7/15/2032	346,000	393,765
Eaton Vance Corp. 3.50%, 4/6/2027	110,000	108,581
Enact Holdings, Inc. 6.25%, 5/28/2029	200,000	207,556
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	100,000	83,012
3.63%, 9/1/2028	745,000	730,487
4.00%, 9/15/2027	100,000	99,565
4.60%, 3/15/2033 (a)	550,000	547,327
4.95%, 6/15/2052 (a)	300,000	271,125
5.20%, 6/15/2062	965,000	899,554
5.25%, 6/15/2031	255,000	264,629
Invesco Finance PLC 5.38%, 11/30/2043	100,000	94,513
Jefferies Financial Group, Inc.:
2.75%, 10/15/2032	100,000	84,383
4.15%, 1/23/2030	80,000	78,161
4.85%, 1/15/2027	40,000	40,338
6.20%, 4/14/2034	970,000	1,013,107
6.25%, 1/15/2036 (a)	75,000	77,911
Lazard Group LLC:
3.63%, 3/1/2027	100,000	98,301
6.00%, 3/15/2031	195,000	204,758
Legg Mason, Inc. 5.63%, 1/15/2044	156,000	155,193
LPL Holdings, Inc.:
5.15%, 6/15/2030 (a)	250,000	253,083
5.20%, 3/15/2030	45,000	45,678
5.65%, 3/15/2035	100,000	100,508
6.00%, 5/20/2034	350,000	362,537
6.75%, 11/17/2028	350,000	373,376
Security Description	Principal Amount	Value
Marex Group PLC:
5.83%, 5/8/2028	$125,000	$126,554
6.40%, 11/4/2029	215,000	221,252
Mastercard, Inc.:
3.30%, 3/26/2027	50,000	49,474
3.35%, 3/26/2030	950,000	916,360
3.85%, 3/26/2050	100,000	78,907
4.10%, 1/15/2028	100,000	100,368
4.35%, 1/15/2032	515,000	512,822
4.55%, 3/15/2028	675,000	684,436
4.85%, 3/9/2033	315,000	320,840
4.95%, 3/15/2032	550,000	565,829
Nasdaq, Inc.:
2.50%, 12/21/2040	150,000	104,043
3.95%, 3/7/2052	100,000	74,823
5.35%, 6/28/2028	400,000	412,008
5.55%, 2/15/2034 (a)	149,000	155,213
6.10%, 6/28/2063	170,000	173,774
Nomura Holdings, Inc.:
1.65%, 7/14/2026	400,000	388,448
2.33%, 1/22/2027	700,000	676,970
2.61%, 7/14/2031	400,000	352,636
2.68%, 7/16/2030	210,000	190,390
3.00%, 1/22/2032	345,000	305,083
4.90%, 7/1/2030 (b)	335,000	336,105
5.49%, 6/29/2035 (b)	265,000	266,624
5.61%, 7/6/2029 (a)	100,000	103,574
6.07%, 7/12/2028	364,000	379,772
ORIX Corp.:
4.65%, 9/10/2029	1,000,000	1,007,040
5.40%, 2/25/2035 (a)	96,000	97,225
Radian Group, Inc. 6.20%, 5/15/2029 (a)	250,000	259,877
Raymond James Financial, Inc. 4.95%, 7/15/2046	320,000	287,862
Stifel Financial Corp. 4.00%, 5/15/2030	200,000	192,344
Synchrony Financial:
3.70%, 8/4/2026	591,000	585,255
SOFR + 1.68%, 5.45%, 3/6/2031 (a) (c)	135,000	136,202
SOFR + 2.13%, 5.94%, 8/2/2030 (a) (c)	292,000	299,907
TPG Operating Group II LP 5.88%, 3/5/2034 (a)	125,000	129,904
Visa, Inc.:
1.10%, 2/15/2031	50,000	42,648
1.90%, 4/15/2027	661,000	638,480
2.05%, 4/15/2030	400,000	363,984
2.70%, 4/15/2040	200,000	150,986
3.65%, 9/15/2047	800,000	623,264
4.30%, 12/14/2045	1,090,000	948,017
Voya Financial, Inc.:
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	100,000	95,658

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.70%, 7/15/2043	$110,000	$106,932
Western Union Co.:
2.75%, 3/15/2031	175,000	153,263
6.20%, 11/17/2036 (a)	50,000	50,960
		55,734,383
ELECTRIC — 8.6%
AEP Texas, Inc.:
Series H, 3.45%, 1/15/2050	6,000	4,093
3.80%, 10/1/2047	189,000	138,418
5.40%, 6/1/2033	420,000	426,539
5.70%, 5/15/2034	600,000	613,218
AEP Transmission Co. LLC:
3.15%, 9/15/2049	26,000	17,262
4.25%, 9/15/2048	275,000	222,282
5.38%, 6/15/2035 (a)	155,000	158,340
5.40%, 3/15/2053	35,000	33,818
AES Corp.:
5.45%, 6/1/2028 (a)	300,000	306,672
5.80%, 3/15/2032	700,000	710,724
Alabama Power Co.:
3.94%, 9/1/2032	2,910,000	2,789,671
5.10%, 4/2/2035	100,000	100,802
5.85%, 11/15/2033	234,000	249,350
Ameren Corp.:
1.75%, 3/15/2028	150,000	140,027
3.50%, 1/15/2031	200,000	188,964
5.70%, 12/1/2026	621,000	631,240
Ameren Illinois Co.:
1.55%, 11/15/2030	100,000	86,520
3.85%, 9/1/2032	120,000	113,556
4.50%, 3/15/2049	55,000	46,612
4.95%, 6/1/2033	226,000	229,013
5.90%, 12/1/2052	95,000	97,676
American Electric Power Co., Inc.:
5.20%, 1/15/2029 (a)	156,000	160,022
5.63%, 3/1/2033 (a)	133,000	138,383
Appalachian Power Co.:
4.40%, 5/15/2044	150,000	121,904
4.45%, 6/1/2045	100,000	81,069
Series Y, 4.50%, 3/1/2049	510,000	412,029
5.65%, 4/1/2034	220,000	226,523
7.00%, 4/1/2038	130,000	144,648
Arizona Public Service Co.:
3.50%, 12/1/2049	230,000	157,297
4.25%, 3/1/2049	385,000	302,017
4.35%, 11/15/2045	200,000	163,768
5.05%, 9/1/2041	52,000	47,489
6.35%, 12/15/2032	120,000	129,436
Avangrid, Inc. 3.80%, 6/1/2029	28,000	27,341
Avista Corp. 4.00%, 4/1/2052	300,000	221,115
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026 (a)	150,000	147,144
Security Description	Principal Amount	Value
3.50%, 8/15/2046	$15,000	$11,023
4.25%, 9/15/2048	1,000,000	810,380
5.40%, 6/1/2053	300,000	286,140
5.45%, 6/1/2035	120,000	122,975
5.65%, 6/1/2054	200,000	198,210
Berkshire Hathaway Energy Co.:
4.25%, 10/15/2050	420,000	335,752
4.45%, 1/15/2049	259,000	214,201
4.60%, 5/1/2053	500,000	418,185
6.13%, 4/1/2036	200,000	215,056
Black Hills Corp.:
2.50%, 6/15/2030	132,000	118,735
3.05%, 10/15/2029	50,000	46,814
3.88%, 10/15/2049	50,000	36,216
5.95%, 3/15/2028	193,000	199,958
6.00%, 1/15/2035	150,000	155,691
6.15%, 5/15/2034	293,000	308,060
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050	5,000	3,200
Series AH, 3.60%, 3/1/2052	525,000	377,585
Series AC, 4.25%, 2/1/2049	427,000	345,114
Series AI, 4.45%, 10/1/2032	95,000	93,020
4.95%, 4/1/2033	214,000	214,987
CenterPoint Energy, Inc.:
5 yr. CMT + 2.59%, 6.70%, 5/15/2055 (c)	100,000	101,106
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (a) (c)	200,000	207,866
CMS Energy Corp.:
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (c)	429,000	385,482
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	227,000	219,475
Commonwealth Edison Co.:
2.20%, 3/1/2030	61,000	55,492
Series 122, 2.95%, 8/15/2027	380,000	370,739
3.00%, 3/1/2050	100,000	64,849
Series 130, 3.13%, 3/15/2051	100,000	66,330
3.65%, 6/15/2046	41,000	31,123
Series 123, 3.75%, 8/15/2047	730,000	553,413
Series 133, 3.85%, 3/15/2052	100,000	75,152
4.00%, 3/1/2048	500,000	395,440
4.35%, 11/15/2045	25,000	21,159
4.60%, 8/15/2043	79,000	69,473
4.90%, 2/1/2033 (a)	200,000	201,560
5.30%, 2/1/2053	1,000	948
5.65%, 6/1/2054	590,000	585,469
5.95%, 6/1/2055	55,000	56,969
6.45%, 1/15/2038	100,000	110,362

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Connecticut Light & Power Co.:
Series A, 2.05%, 7/1/2031	$20,000	$17,455
4.65%, 1/1/2029	300,000	303,642
4.90%, 7/1/2033	60,000	60,045
4.95%, 1/15/2030 (a)	100,000	102,337
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	790,000	708,733
Series C, 3.00%, 12/1/2060	200,000	117,896
Series B, 3.13%, 11/15/2027	84,000	82,167
3.60%, 6/15/2061	250,000	169,925
3.70%, 11/15/2059	500,000	346,490
3.85%, 6/15/2046	225,000	173,732
Series 2017, 3.88%, 6/15/2047	200,000	153,526
Series C, 4.30%, 12/1/2056	373,000	293,338
4.50%, 5/15/2058	500,000	406,080
Series E, 4.65%, 12/1/2048	200,000	170,438
5.20%, 3/1/2033	751,000	773,830
5.50%, 3/15/2034	100,000	104,079
5.70%, 5/15/2054 (a)	100,000	99,753
5.90%, 11/15/2053	200,000	204,606
6.15%, 11/15/2052	550,000	580,145
Constellation Energy Generation LLC:
5.75%, 3/15/2054	300,000	294,522
6.13%, 1/15/2034	105,000	113,170
6.50%, 10/1/2053	669,000	719,831
Consumers Energy Co.:
3.95%, 7/15/2047	62,000	49,263
4.05%, 5/15/2048 (a)	354,000	283,568
4.20%, 9/1/2052	450,000	367,794
4.35%, 4/15/2049	100,000	84,580
4.50%, 1/15/2031	250,000	250,757
4.63%, 5/15/2033	95,000	94,047
4.70%, 1/15/2030	128,000	129,974
4.90%, 2/15/2029 (a)	160,000	163,485
5.05%, 5/15/2035	125,000	125,906
Dominion Energy South Carolina, Inc.:
5.10%, 6/1/2065 (a)	465,000	416,859
5.30%, 5/15/2033	425,000	435,582
Dominion Energy, Inc.:
4.25%, 6/1/2028	100,000	99,854
4.60%, 5/15/2028	1,120,000	1,128,232
Series B, 4.85%, 8/15/2052	350,000	296,121
5.45%, 3/15/2035	50,000	50,443
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	100,000	104,999
7.00%, 6/15/2038	72,000	81,754
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (a) (c)	414,000	443,187
DTE Electric Co.:
2.95%, 3/1/2050	37,000	24,124
Security Description	Principal Amount	Value
Series B, 3.25%, 4/1/2051	$25,000	$17,113
Series B, 3.65%, 3/1/2052	25,000	18,382
3.95%, 3/1/2049	44,000	34,514
4.25%, 5/14/2027	540,000	540,891
4.30%, 7/1/2044	25,000	21,064
5.20%, 4/1/2033	376,000	386,539
5.20%, 3/1/2034 (a)	100,000	102,183
5.25%, 5/15/2035	70,000	71,299
5.85%, 5/15/2055	850,000	871,734
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	542,000	520,293
4.88%, 6/1/2028	300,000	304,452
4.95%, 7/1/2027	750,000	758,910
5.85%, 6/1/2034	725,000	758,190
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	80,000	74,572
2.55%, 4/15/2031	270,000	244,223
2.95%, 12/1/2026	318,000	313,061
3.95%, 3/15/2048	350,000	273,416
4.00%, 9/30/2042	250,000	206,433
4.25%, 12/15/2041	35,000	29,979
4.95%, 1/15/2033 (a)	100,000	101,689
5.35%, 1/15/2053	105,000	100,668
Duke Energy Corp.:
2.45%, 6/1/2030	123,000	111,646
2.55%, 6/15/2031	173,000	154,179
2.65%, 9/1/2026	283,000	277,702
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	25,000	24,000
3.75%, 9/1/2046	625,000	462,281
4.20%, 6/15/2049	400,000	310,280
4.30%, 3/15/2028	200,000	200,412
4.50%, 8/15/2032	190,000	185,930
4.80%, 12/15/2045	213,000	184,435
5.00%, 12/8/2027	270,000	274,871
5.00%, 8/15/2052	185,000	162,219
5.45%, 6/15/2034 (a)	500,000	514,045
5.75%, 9/15/2033 (a)	100,000	105,186
5.80%, 6/15/2054	300,000	293,397
6.10%, 9/15/2053	150,000	152,732
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (c)	500,000	515,980
Duke Energy Florida LLC:
1.75%, 6/15/2030	691,000	610,084
3.85%, 11/15/2042	100,000	79,685
4.20%, 7/15/2048	242,000	194,195
5.88%, 11/15/2033	187,000	199,469
5.95%, 11/15/2052	111,000	114,043
6.20%, 11/15/2053	356,000	379,083
6.40%, 6/15/2038	250,000	274,557
Duke Energy Indiana LLC:
2.75%, 4/1/2050	195,000	119,767
Series YYY, 3.25%, 10/1/2049	155,000	105,278

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series WWW, 4.90%, 7/15/2043	$200,050	$182,318
5.25%, 3/1/2034	402,000	410,739
5.40%, 4/1/2053	400,000	381,396
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (a)	616,000	554,930
3.65%, 2/1/2029	150,000	147,153
3.70%, 6/15/2046	860,000	639,023
4.30%, 2/1/2049	495,000	397,940
5.25%, 4/1/2033	337,000	346,581
5.30%, 6/15/2035	335,000	340,256
5.55%, 3/15/2054	155,000	151,458
5.65%, 4/1/2053	350,000	345,485
Duke Energy Progress LLC:
2.00%, 8/15/2031 (a)	13,000	11,295
3.40%, 4/1/2032 (a)	153,000	142,044
3.70%, 10/15/2046	700,000	528,129
4.10%, 3/15/2043	25,000	20,654
4.15%, 12/1/2044	300,000	245,163
5.05%, 3/15/2035 (a)	100,000	100,489
5.25%, 3/15/2033	165,000	170,283
5.55%, 3/15/2055	100,000	97,807
Edison International 6.95%, 11/15/2029 (a)	762,000	792,145
Emera U.S. Finance LP 4.75%, 6/15/2046	1,030,000	855,817
Enel Chile SA 4.88%, 6/12/2028	50,000	50,190
Entergy Arkansas LLC:
5.15%, 1/15/2033	25,000	25,605
5.45%, 6/1/2034	380,000	391,282
Entergy Corp. 5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (a) (c)	480,000	496,685
Entergy Louisiana LLC:
3.12%, 9/1/2027	1,200,000	1,173,468
4.00%, 3/15/2033	413,000	389,843
4.20%, 9/1/2048	417,000	332,295
5.80%, 3/15/2055	700,000	700,735
Entergy Mississippi LLC:
3.85%, 6/1/2049	50,000	37,122
5.00%, 9/1/2033	26,000	26,003
5.80%, 4/15/2055	600,000	601,512
5.85%, 6/1/2054	20,000	20,042
Entergy Texas, Inc.:
5.00%, 9/15/2052	900,000	788,040
5.55%, 9/15/2054	100,000	95,508
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	44,000	29,344
3.45%, 4/15/2050	75,000	52,082
4.10%, 4/1/2043	220,000	180,220
4.25%, 12/1/2045	300,000	245,223
5.70%, 3/15/2053	300,000	295,584
5.90%, 11/15/2033	234,000	248,042
Evergy Metro, Inc.:
4.95%, 4/15/2033	265,000	264,716
Security Description	Principal Amount	Value
5.40%, 4/1/2034	$154,000	$157,366
Evergy, Inc.:
2.90%, 9/15/2029 (a)	125,000	117,474
5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (c)	45,000	45,653
Eversource Energy:
Series O, 4.25%, 4/1/2029	700,000	693,896
5.13%, 5/15/2033	1,089,000	1,088,967
5.45%, 3/1/2028	410,000	420,631
5.50%, 1/1/2034	100,000	101,898
5.85%, 4/15/2031	60,000	63,160
5.95%, 2/1/2029	193,000	201,820
Exelon Corp.:
4.05%, 4/15/2030	500,000	492,170
4.70%, 4/15/2050	380,000	320,811
5.13%, 3/15/2031	200,000	204,990
5.30%, 3/15/2033	160,000	164,014
5.45%, 3/15/2034 (a)	250,000	256,842
5.88%, 3/15/2055	280,000	279,597
5 yr. CMT + 1.98%, 6.50%, 3/15/2055 (a) (c)	500,000	508,510
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	395,000	390,608
Series C, 4.85%, 7/15/2047	500,000	425,255
FirstEnergy Transmission LLC 4.55%, 1/15/2030	80,000	80,043
Florida Power & Light Co.:
2.45%, 2/3/2032 (a)	250,000	220,808
2.88%, 12/4/2051	100,000	63,192
Series A, 3.30%, 5/30/2027	300,000	295,395
3.70%, 12/1/2047	100,000	75,826
3.95%, 3/1/2048	117,000	93,161
3.99%, 3/1/2049	100,000	78,669
4.13%, 2/1/2042	180,000	153,040
4.40%, 5/15/2028	500,000	503,965
4.80%, 5/15/2033	1,500,000	1,505,265
5.05%, 4/1/2028	250,000	256,145
5.10%, 4/1/2033	126,000	128,880
5.30%, 6/15/2034	100,000	103,100
5.60%, 6/15/2054	200,000	199,450
5.70%, 3/15/2055 (a)	400,000	405,400
5.80%, 3/15/2065	350,000	354,900
5.96%, 4/1/2039	560,000	597,822
Georgia Power Co.:
4.30%, 3/15/2042	449,000	387,720
4.30%, 3/15/2043	158,000	134,194
4.55%, 3/15/2030	51,000	51,522
4.70%, 5/15/2032	600,000	601,068
4.85%, 3/15/2031	56,000	57,240
4.95%, 5/17/2033	155,000	156,319
5.00%, 2/23/2027	140,000	142,045
5.25%, 3/15/2034	70,000	71,404
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	350,000	282,688

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series MTN, 5.70%, 3/15/2055	$250,000	$245,960
Series MTN, 5.80%, 4/1/2054	115,000	115,681
Indiana Michigan Power Co.:
3.25%, 5/1/2051	129,000	84,505
Series L, 3.75%, 7/1/2047	589,000	436,567
4.25%, 8/15/2048	25,000	19,832
Series K, 4.55%, 3/15/2046	1,377,000	1,161,981
5.63%, 4/1/2053	100,000	97,977
Interstate Power & Light Co.:
3.10%, 11/30/2051	100,000	63,901
3.70%, 9/15/2046	739,000	543,261
5.60%, 6/29/2035	250,000	256,970
5.70%, 10/15/2033	50,000	51,875
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	184,000	176,839
ITC Holdings Corp.:
3.35%, 11/15/2027	300,000	293,610
5.30%, 7/1/2043	850,000	778,566
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	213,671	204,246
Kentucky Utilities Co.:
4.38%, 10/1/2045	267,000	224,646
Series KENT, 5.45%, 4/15/2033	192,000	198,591
Louisville Gas & Electric Co.:
4.25%, 4/1/2049	200,000	159,312
Series LOU, 5.45%, 4/15/2033	1,166,000	1,204,303
MidAmerican Energy Co. 4.40%, 10/15/2044	36,000	30,892
Mississippi Power Co.:
Series B, 3.10%, 7/30/2051	400,000	262,340
Series 12-A, 4.25%, 3/15/2042	46,000	39,216
National Grid PLC:
5.42%, 1/11/2034	231,000	237,288
5.60%, 6/12/2028	600,000	621,012
5.81%, 6/12/2033	100,000	105,171
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	60,000	57,157
4.15%, 12/15/2032	193,000	185,288
4.30%, 3/15/2049	115,000	95,869
4.80%, 3/15/2028	50,000	50,798
Series GMTN, 4.85%, 2/7/2029	450,000	458,590
Series MTN, 5.10%, 5/6/2027	250,000	253,995
5.80%, 1/15/2033	550,000	584,408
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (c)	567,000	592,203
Security Description	Principal Amount	Value
Nevada Power Co.:
Series GG, 5.90%, 5/1/2053	$116,000	$115,608
6.00%, 3/15/2054	150,000	152,640
Series N, 6.65%, 4/1/2036	548,000	604,504
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	225,000	210,314
2.25%, 6/1/2030	415,000	374,081
2.44%, 1/15/2032	1,250,000	1,084,050
3.50%, 4/1/2029 (a)	100,000	96,876
3.55%, 5/1/2027	300,000	296,118
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (c)	1,193,000	1,140,269
4.85%, 2/4/2028	115,000	116,617
4.90%, 3/15/2029	211,000	214,458
5.00%, 7/15/2032	100,000	101,183
5.05%, 3/15/2030 (a)	100,000	102,415
5.05%, 2/28/2033	341,000	344,045
5.25%, 3/15/2034 (a)	700,000	706,755
5.30%, 3/15/2032 (a)	200,000	206,020
5.55%, 3/15/2054	235,000	225,985
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (c)	100,000	99,318
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (c)	305,000	316,846
Northern States Power Co.:
3.20%, 4/1/2052	44,000	29,906
3.60%, 5/15/2046	23,000	17,346
5.05%, 5/15/2035	250,000	252,570
5.65%, 5/15/2055	105,000	104,882
NorthWestern Corp. 4.18%, 11/15/2044	45,000	36,579
NSTAR Electric Co.:
3.25%, 5/15/2029	188,000	180,888
4.40%, 3/1/2044	150,000	127,409
4.55%, 6/1/2052	200,000	166,410
4.85%, 3/1/2030 (a)	50,000	50,860
4.95%, 9/15/2052	231,000	205,440
Oglethorpe Power Corp.:
4.50%, 4/1/2047	325,000	266,055
5.05%, 10/1/2048	455,000	402,083
5.25%, 9/1/2050	35,000	31,138
5.95%, 11/1/2039	28,000	28,792
6.20%, 12/1/2053	270,000	275,268
Ohio Edison Co. 6.88%, 7/15/2036	538,000	604,540
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	30,000	22,812
4.15%, 4/1/2047 (a)	657,000	522,617
5.40%, 1/15/2033	100,000	103,398
5.80%, 4/1/2055	200,000	199,574
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051	50,000	29,402

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.75%, 5/15/2030	$258,000	$239,378
3.70%, 5/15/2050	100,000	72,752
3.80%, 9/30/2047	350,000	263,686
4.50%, 3/20/2027 (a) (e)	160,000	160,859
4.55%, 12/1/2041 (a)	433,000	381,767
4.65%, 11/1/2029	35,000	35,383
4.95%, 9/15/2052	264,000	234,477
5.35%, 4/1/2035 (e)	115,000	117,274
5.35%, 10/1/2052	450,000	421,114
5.65%, 11/15/2033	50,000	52,541
5.80%, 4/1/2055 (e)	440,000	441,786
7.50%, 9/1/2038	345,000	412,661
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	100,000	94,753
2.50%, 2/1/2031	1,385,000	1,202,222
3.25%, 6/1/2031	200,000	179,712
3.30%, 12/1/2027	100,000	96,736
3.30%, 8/1/2040	171,000	122,557
3.50%, 8/1/2050	450,000	288,265
4.00%, 12/1/2046	150,000	107,289
4.20%, 6/1/2041	200,000	154,674
4.30%, 3/15/2045	273,000	206,396
4.40%, 3/1/2032	200,000	187,558
4.45%, 4/15/2042	35,000	27,650
4.55%, 7/1/2030	200,000	195,194
4.60%, 6/15/2043 (a)	400,000	316,988
4.75%, 2/15/2044	275,000	222,755
4.95%, 7/1/2050	440,000	354,561
5.00%, 6/4/2028	500,000	501,525
5.25%, 3/1/2052	100,000	83,169
5.55%, 5/15/2029	50,000	50,804
5.90%, 6/15/2032	400,000	408,620
5.90%, 10/1/2054	200,000	181,082
6.00%, 8/15/2035	250,000	252,760
6.15%, 1/15/2033	255,000	262,808
6.15%, 3/1/2055	200,000	187,470
6.40%, 6/15/2033	1,000,000	1,044,600
6.75%, 1/15/2053	890,000	896,853
PacifiCorp:
2.70%, 9/15/2030	330,000	301,399
2.90%, 6/15/2052 (a)	50,000	29,705
3.30%, 3/15/2051	101,000	65,330
3.50%, 6/15/2029	150,000	144,935
4.10%, 2/1/2042	128,000	103,188
4.15%, 2/15/2050	523,000	398,955
5.10%, 2/15/2029	113,000	115,307
5.30%, 2/15/2031	480,000	494,650
5.35%, 12/1/2053	570,000	513,160
5.45%, 2/15/2034	622,000	630,901
5.50%, 5/15/2054	500,000	459,980
5.75%, 4/1/2037	185,000	188,347
5.80%, 1/15/2055	738,000	706,753
6.00%, 1/15/2039	742,000	765,351
6.25%, 10/15/2037	200,000	211,352
7.70%, 11/15/2031	350,000	406,896
Security Description	Principal Amount	Value
PECO Energy Co.:
3.05%, 3/15/2051	$32,000	$20,922
3.90%, 3/1/2048	870,000	680,001
4.60%, 5/15/2052	300,000	256,347
4.90%, 6/15/2033	170,000	172,688
5.25%, 9/15/2054	10,000	9,470
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	65,000	65,879
5.15%, 5/15/2030	140,000	143,283
Potomac Electric Power Co. 5.20%, 3/15/2034	115,000	117,206
PPL Electric Utilities Corp. 4.15%, 6/15/2048	200,000	162,370
Progress Energy, Inc. 6.00%, 12/1/2039	400,000	417,228
Public Service Co. of Colorado:
Series 36, 2.70%, 1/15/2051	104,000	61,538
4.10%, 6/15/2048	1,483,000	1,152,113
Series 39, 4.50%, 6/1/2052	165,000	134,328
5.25%, 4/1/2053	150,000	137,544
5.35%, 5/15/2034	1,425,000	1,446,118
5.75%, 5/15/2054	515,000	507,502
5.85%, 5/15/2055	250,000	248,127
6.50%, 8/1/2038	76,000	83,448
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	430,000	378,258
4.40%, 7/1/2028	165,000	165,936
5.15%, 1/15/2053	35,000	32,412
5.35%, 10/1/2033	145,000	150,130
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031	30,000	25,965
5.45%, 1/15/2036	1,000,000	1,007,310
Public Service Electric & Gas Co.:
Series MTN, 2.45%, 1/15/2030	88,000	81,285
Series MTN, 3.20%, 8/1/2049	20,000	13,857
Series MTN, 3.60%, 12/1/2047	160,000	119,117
Series MTN, 3.65%, 9/1/2042	5,000	3,937
Series MTN, 3.80%, 3/1/2046	330,000	256,684
Series MTN, 4.65%, 3/15/2033	299,000	297,272
4.85%, 8/1/2034	100,000	99,822
Series MTN, 4.90%, 12/15/2032	600,000	610,470
Series MTN, 5.13%, 3/15/2053	45,000	42,285
5.20%, 8/1/2033	111,000	114,313
5.30%, 8/1/2054	140,000	134,179

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.45%, 8/1/2053	$110,000	$107,787
Series MTN, 5.45%, 3/1/2054	250,000	245,070
Series Q, 5.50%, 3/1/2055	75,000	74,123
Public Service Enterprise Group, Inc.:
5.20%, 4/1/2029	500,000	514,435
5.45%, 4/1/2034	291,000	297,760
5.88%, 10/15/2028	225,000	235,534
6.13%, 10/15/2033	285,000	303,354
Puget Energy, Inc.:
4.10%, 6/15/2030	300,000	290,016
5.73%, 3/15/2035 (e)	745,000	750,736
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	100,000	61,914
3.25%, 9/15/2049	50,000	33,444
4.22%, 6/15/2048	200,000	159,650
4.30%, 5/20/2045	337,000	276,920
5.69%, 6/15/2054	100,000	98,108
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	700,000	609,700
3.00%, 3/15/2032	51,000	45,902
Series UUU, 3.32%, 4/15/2050	175,000	116,984
Series RRR, 3.75%, 6/1/2047	391,000	288,617
4.10%, 6/15/2049	772,000	591,460
4.15%, 5/15/2048	860,000	667,850
5.35%, 4/1/2053	650,000	606,281
5.55%, 4/15/2054	155,000	149,082
Sempra:
3.80%, 2/1/2038	227,000	188,108
4.00%, 2/1/2048	50,000	36,916
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (a) (c)	350,000	336,987
5 yr. CMT + 2.14%, 6.55%, 4/1/2055 (c)	50,000	47,345
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (c)	37,000	37,417
Sierra Pacific Power Co. 5.90%, 3/15/2054	200,000	200,620
Southern California Edison Co.:
2.25%, 6/1/2030	1,200,000	1,054,884
Series G, 2.50%, 6/1/2031	69,000	59,865
2.75%, 2/1/2032	360,000	309,719
Series C, 3.60%, 2/1/2045	135,000	92,987
3.65%, 2/1/2050 (a)	250,000	166,610
Series 2013-A, 3.90%, 3/15/2043	227,000	167,306
4.00%, 4/1/2047	464,000	333,458
4.05%, 3/15/2042	331,000	249,839
Series C, 4.13%, 3/1/2048	216,000	156,812
4.40%, 9/6/2026 (a)	300,000	299,571
4.50%, 9/1/2040	292,000	244,042
4.65%, 10/1/2043	310,000	250,471
Security Description	Principal Amount	Value
Series B, 4.88%, 3/1/2049	$500,000	$400,485
5.20%, 6/1/2034	195,000	189,244
5.30%, 3/1/2028	199,000	201,541
Series E, 5.45%, 6/1/2052	483,000	416,674
5.65%, 10/1/2028	150,000	153,651
5.70%, 3/1/2053	255,000	229,253
5.75%, 4/15/2054	100,000	89,533
5.88%, 12/1/2053	37,000	33,793
5.90%, 3/1/2055	100,000	91,493
5.95%, 11/1/2032	959,000	984,893
Southern Co.:
3.25%, 7/1/2026	400,000	395,712
Series A, 3.70%, 4/30/2030	360,000	348,296
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (c)	500,000	492,685
4.25%, 7/1/2036	200,000	183,288
4.40%, 7/1/2046	100,000	83,291
4.85%, 6/15/2028	100,000	101,752
5.20%, 6/15/2033	360,000	366,707
5.50%, 3/15/2029	250,000	260,272
5.70%, 10/15/2032	200,000	210,254
5.70%, 3/15/2034	632,000	660,661
Southern Power Co. 5.25%, 7/15/2043	53,000	49,679
Southwestern Electric Power Co.:
3.25%, 11/1/2051	53,000	34,163
Series L, 3.85%, 2/1/2048	500,000	365,340
5.30%, 4/1/2033	122,000	122,933
6.20%, 3/15/2040	100,000	104,337
Southwestern Public Service Co. 4.50%, 8/15/2041	127,000	110,179
System Energy Resources, Inc. 5.30%, 12/15/2034	200,000	197,708
Tampa Electric Co.:
2.40%, 3/15/2031 (a)	50,000	44,816
3.45%, 3/15/2051	255,000	175,539
3.63%, 6/15/2050	125,000	88,981
4.30%, 6/15/2048	260,000	209,360
4.90%, 3/1/2029 (a)	100,000	102,067
5.00%, 7/15/2052	40,000	35,405
Tucson Electric Power Co.:
4.00%, 6/15/2050	50,000	37,603
4.85%, 12/1/2048	300,000	260,418
5.20%, 9/15/2034	34,000	34,147
5.50%, 4/15/2053	100,000	95,008
5.90%, 4/15/2055	200,000	199,054
Union Electric Co.:
5.20%, 4/1/2034	1,235,000	1,256,057
5.25%, 1/15/2054	774,000	716,438
5.45%, 3/15/2053	300,000	289,245
Virginia Electric & Power Co.:
Series B, 3.75%, 5/15/2027	51,000	50,635

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series A, 3.80%, 4/1/2028	$1,224,000	$1,216,913
Series B, 3.80%, 9/15/2047	862,000	647,302
4.00%, 1/15/2043	70,000	56,586
Series C, 4.63%, 5/15/2052	745,000	628,363
5.00%, 4/1/2033 (a)	200,000	202,034
5.30%, 8/15/2033	250,000	255,272
5.35%, 1/15/2054	150,000	140,741
5.45%, 4/1/2053	274,000	260,579
5.55%, 8/15/2054	285,000	275,581
5.65%, 3/15/2055 (a)	600,000	591,318
6.35%, 11/30/2037	177,000	190,500
8.88%, 11/15/2038	150,000	198,111
WEC Energy Group, Inc.:
2.20%, 12/15/2028	151,000	140,681
4.75%, 1/15/2028	108,000	109,211
5.15%, 10/1/2027	102,000	103,881
5.60%, 9/12/2026	100,000	101,351
Wisconsin Electric Power Co.:
5.00%, 5/15/2029 (a)	200,000	205,218
5.05%, 10/1/2054 (a)	200,000	179,886
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	50,000	48,662
5.38%, 3/30/2034	230,000	235,175
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	150,000	102,758
4.75%, 11/1/2044	200,000	177,700
Xcel Energy, Inc.:
1.75%, 3/15/2027	135,000	129,176
3.50%, 12/1/2049	30,000	20,564
4.60%, 6/1/2032	249,000	243,569
5.50%, 3/15/2034	260,000	264,209
5.60%, 4/15/2035 (a)	300,000	306,078
6.50%, 7/1/2036	525,000	565,068
		140,719,504
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	186,000	162,745
Emerson Electric Co.:
0.88%, 10/15/2026	20,000	19,217
1.80%, 10/15/2027	600,000	571,446
2.00%, 12/21/2028	144,000	134,247
2.20%, 12/21/2031	255,000	224,387
2.75%, 10/15/2050	100,000	62,782
2.80%, 12/21/2051	310,000	195,365
		1,370,189
ELECTRONICS — 0.8%
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	304,000	298,239
5.60%, 5/29/2034	265,000	272,144
Amphenol Corp.:
2.20%, 9/15/2031	101,000	88,491
2.80%, 2/15/2030 (a)	320,000	300,224
4.38%, 6/12/2028	165,000	166,143
Security Description	Principal Amount	Value
5.00%, 1/15/2035	$185,000	$186,926
5.05%, 4/5/2027	225,000	228,539
5.05%, 4/5/2029	50,000	51,435
5.38%, 11/15/2054 (a)	165,000	161,408
Arrow Electronics, Inc.:
2.95%, 2/15/2032	122,000	107,308
3.88%, 1/12/2028	142,000	139,284
5.15%, 8/21/2029	160,000	162,621
5.88%, 4/10/2034 (a)	491,000	506,840
Avnet, Inc.:
5.50%, 6/1/2032 (a)	138,000	139,085
6.25%, 3/15/2028	98,000	101,826
Flex Ltd.:
4.88%, 6/15/2029	343,000	345,260
6.00%, 1/15/2028	150,000	154,826
Fortive Corp. 4.30%, 6/15/2046 (a)	411,000	337,575
Honeywell International, Inc.:
1.10%, 3/1/2027	63,000	59,979
1.75%, 9/1/2031	788,000	672,542
1.95%, 6/1/2030	395,000	353,418
2.50%, 11/1/2026	1,306,000	1,277,150
3.81%, 11/21/2047	834,000	647,418
4.65%, 7/30/2027	350,000	353,475
4.70%, 2/1/2030	3,000	3,044
4.75%, 2/1/2032	231,000	232,922
4.95%, 9/1/2031	240,000	246,406
5.00%, 2/15/2033	424,000	430,725
5.00%, 3/1/2035 (a)	45,000	45,268
5.25%, 3/1/2054 (a)	25,000	23,707
5.35%, 3/1/2064	450,000	425,407
Hubbell, Inc. 3.15%, 8/15/2027	172,000	167,894
Jabil, Inc.:
3.00%, 1/15/2031	250,000	228,002
3.95%, 1/12/2028	100,000	98,956
Keysight Technologies, Inc.:
3.00%, 10/30/2029	57,000	53,632
4.60%, 4/6/2027	265,000	266,028
5.35%, 7/30/2030	125,000	128,934
TD SYNNEX Corp.:
1.75%, 8/9/2026	91,000	88,027
2.38%, 8/9/2028	100,000	93,835
6.10%, 4/12/2034	751,000	789,053
Trimble, Inc. 6.10%, 3/15/2033	674,000	715,903
Tyco Electronics Group SA:
3.13%, 8/15/2027	455,000	445,591
4.50%, 2/9/2031 (a)	250,000	249,720
5.00%, 5/9/2035 (a)	145,000	144,126
Vontier Corp. 2.95%, 4/1/2031	301,000	269,392
		12,258,728

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	$100,000	$104,040
MasTec, Inc. 5.90%, 6/15/2029	170,000	176,071
		280,111
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	268,000	259,603
4.28%, 3/15/2032	648,000	546,536
5.05%, 3/15/2042	950,000	644,110
5.14%, 3/15/2052	184,000	100,782
		1,551,031
ENVIRONMENTAL CONTROL — 0.4%
Nature Conservancy Series A, 3.96%, 3/1/2052	100,000	77,633
Republic Services, Inc.:
1.45%, 2/15/2031 (a)	202,000	172,352
3.38%, 11/15/2027	380,000	373,487
4.75%, 7/15/2030 (a)	139,000	141,613
5.00%, 11/15/2029	80,000	82,274
5.00%, 12/15/2033 (a)	263,000	268,244
5.00%, 4/1/2034	300,000	304,416
5.15%, 3/15/2035	260,000	264,945
6.20%, 3/1/2040	74,000	80,627
Veralto Corp. 5.50%, 9/18/2026	70,000	70,839
Waste Connections, Inc.:
2.95%, 1/15/2052	993,000	631,627
3.05%, 4/1/2050	100,000	65,757
3.20%, 6/1/2032 (a)	61,000	55,697
4.20%, 1/15/2033	110,000	106,361
5.00%, 3/1/2034	197,000	198,919
5.25%, 9/1/2035	145,000	148,177
Waste Management, Inc.:
1.15%, 3/15/2028 (a)	252,000	233,639
1.50%, 3/15/2031 (a)	340,000	290,901
2.50%, 11/15/2050	55,000	32,726
2.95%, 6/1/2041	71,000	52,573
3.15%, 11/15/2027	240,000	235,126
4.15%, 4/15/2032	700,000	685,363
4.15%, 7/15/2049 (a)	200,000	163,310
4.50%, 3/15/2028	300,000	303,141
4.63%, 2/15/2033 (a)	580,000	580,980
4.80%, 3/15/2032	500,000	508,035
4.95%, 3/15/2035	250,000	251,065
5.35%, 10/15/2054	200,000	192,886
		6,572,713
FOOD — 1.4%
Campbell's Co.:
4.15%, 3/15/2028	150,000	149,399
4.75%, 3/23/2035	150,000	143,981
4.80%, 3/15/2048	200,000	173,936
Security Description	Principal Amount	Value
5.20%, 3/19/2027	$538,000	$545,898
5.25%, 10/13/2054	230,000	209,378
Conagra Brands, Inc.:
1.38%, 11/1/2027	450,000	419,926
5.30%, 10/1/2026	328,000	331,355
5.30%, 11/1/2038	117,000	111,902
5.40%, 11/1/2048 (a)	724,000	653,533
8.25%, 9/15/2030	89,000	103,722
Flowers Foods, Inc.:
2.40%, 3/15/2031	110,000	96,271
3.50%, 10/1/2026	250,000	246,360
5.75%, 3/15/2035 (a)	215,000	220,171
General Mills, Inc.:
3.00%, 2/1/2051 (a)	115,000	73,538
3.20%, 2/10/2027 (a)	105,000	103,278
4.15%, 2/15/2043	1,300,000	1,058,915
4.70%, 4/17/2048 (a)	50,000	42,993
Hershey Co.:
3.13%, 11/15/2049	200,000	134,156
3.38%, 8/15/2046	200,000	145,702
4.50%, 5/4/2033	200,000	198,422
4.75%, 2/24/2030	50,000	51,011
Hormel Foods Corp.:
1.80%, 6/11/2030	427,000	379,697
3.05%, 6/3/2051	50,000	32,765
4.80%, 3/30/2027	210,000	212,222
Ingredion, Inc. 3.20%, 10/1/2026	108,000	106,321
J.M. Smucker Co.:
2.13%, 3/15/2032 (a)	370,000	313,420
4.25%, 3/15/2035	200,000	185,500
4.38%, 3/15/2045	25,000	20,420
6.20%, 11/15/2033	603,000	647,387
6.50%, 11/15/2053 (a)	230,000	245,881
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	345,000	334,615
3.00%, 5/15/2032 (a)	550,000	481,415
3.63%, 1/15/2032	250,000	228,683
5.75%, 4/1/2033	100,000	102,829
6.50%, 12/1/2052	800,000	829,264
6.75%, 3/15/2034	604,000	659,544
7.25%, 11/15/2053	250,000	281,825
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 5.50%, 1/15/2036 (b) (e)	250,000	249,662
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (a) (e)	370,000	378,406
Kellanova:
5.25%, 3/1/2033	100,000	102,397
5.75%, 5/16/2054	800,000	787,320

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series B, 7.45%, 4/1/2031	$118,000	$135,418
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	650,000	525,583
5.00%, 6/4/2042	350,000	315,609
5.20%, 7/15/2045	526,000	476,666
6.50%, 2/9/2040	300,000	321,882
6.75%, 3/15/2032	409,000	450,591
6.88%, 1/26/2039	443,000	490,600
Kroger Co.:
1.70%, 1/15/2031	570,000	491,750
2.65%, 10/15/2026	220,000	215,569
4.45%, 2/1/2047	950,000	786,448
5.00%, 9/15/2034	170,000	169,062
5.00%, 4/15/2042	675,000	615,451
5.15%, 8/1/2043	245,000	227,166
5.40%, 1/15/2049	442,000	414,092
5.65%, 9/15/2064	350,000	331,653
6.90%, 4/15/2038	285,000	320,710
McCormick & Co., Inc.:
4.20%, 8/15/2047	460,000	366,740
4.70%, 10/15/2034	487,000	472,215
Mondelez International, Inc.:
2.63%, 3/17/2027	200,000	194,954
2.75%, 4/13/2030	400,000	371,252
4.25%, 5/6/2028	215,000	215,325
4.50%, 5/6/2030	225,000	224,757
5.13%, 5/6/2035 (a)	250,000	250,817
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	110,000	99,077
6.25%, 7/1/2033	260,000	274,955
6.88%, 5/15/2034	400,000	439,072
Sysco Corp.:
2.40%, 2/15/2030 (a)	103,000	94,163
2.45%, 12/14/2031	77,000	67,430
3.25%, 7/15/2027	41,000	40,222
3.30%, 2/15/2050	301,000	201,426
4.50%, 4/1/2046	148,000	123,950
4.85%, 10/1/2045	10,000	8,846
5.10%, 9/23/2030	170,000	174,301
5.40%, 3/23/2035	150,000	152,558
5.75%, 1/17/2029	330,000	344,335
6.00%, 1/17/2034	400,000	428,804
Tyson Foods, Inc.:
4.55%, 6/2/2047	350,000	290,563
5.10%, 9/28/2048	300,000	268,527
5.15%, 8/15/2044	150,000	136,568
5.70%, 3/15/2034	101,000	104,504
		23,427,031
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	196,152
Georgia-Pacific LLC:
7.75%, 11/15/2029	75,000	85,386
8.88%, 5/15/2031	250,000	305,232
Security Description	Principal Amount	Value
International Paper Co.:
4.35%, 8/15/2048	$50,000	$39,994
5.15%, 5/15/2046	335,000	302,840
7.30%, 11/15/2039	205,000	235,324
Suzano Austria GmbH:
3.75%, 1/15/2031	1,116,000	1,043,996
5.00%, 1/15/2030	559,000	557,977
		2,766,901
GAS — 0.7%
Atmos Energy Corp.:
2.85%, 2/15/2052	600,000	370,470
4.13%, 3/15/2049	247,000	197,126
5.20%, 8/15/2035	85,000	86,052
5.90%, 11/15/2033	950,000	1,019,379
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	33,000	28,744
4.40%, 7/1/2032	326,000	317,058
5.25%, 3/1/2028	820,000	839,762
5.40%, 7/1/2034	500,000	508,180
National Fuel Gas Co.:
3.95%, 9/15/2027 (a)	138,000	135,936
5.50%, 10/1/2026	219,000	221,343
NiSource, Inc.:
1.70%, 2/15/2031	400,000	342,520
4.80%, 2/15/2044	473,000	418,141
5.25%, 3/30/2028 (a)	1,152,000	1,179,060
5.25%, 2/15/2043	198,000	185,092
5.35%, 4/1/2034	274,000	278,814
5.35%, 7/15/2035	250,000	252,020
5.85%, 4/1/2055	400,000	396,280
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (c)	150,000	156,321
Northwest Natural Holding Co. 5 yr. CMT + 2.70%, 7.00%, 9/15/2055 (c)	253,000	255,796
ONE Gas, Inc. 4.50%, 11/1/2048	385,000	322,318
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	85,000	75,663
3.64%, 11/1/2046	150,000	108,954
4.65%, 8/1/2043	112,000	97,149
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	127,000	116,751
Series WW, 3.95%, 2/15/2050	150,000	112,470
Series UU, 4.13%, 6/1/2048	100,000	77,702
Series VV, 4.30%, 1/15/2049 (a)	100,000	80,357
5.20%, 6/1/2033	399,000	404,247
5.45%, 6/15/2035	250,000	255,063
5.60%, 4/1/2054	100,000	97,460
5.75%, 6/1/2053	100,000	98,290
6.00%, 6/15/2055	200,000	203,846

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.35%, 11/15/2052 (a)	$150,000	$160,536
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	223,000	191,827
Series 21A, 3.15%, 9/30/2051	20,000	12,764
3.95%, 10/1/2046	134,000	102,996
4.40%, 6/1/2043	5,000	4,199
4.40%, 5/30/2047	480,000	390,408
5.75%, 9/15/2033	210,000	220,248
5.88%, 3/15/2041	238,000	243,510
Southwest Gas Corp.:
4.05%, 3/15/2032	44,000	41,730
5.45%, 3/23/2028	265,000	270,933
5.80%, 12/1/2027	100,000	103,188
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	230,000	165,099
Series K, 3.80%, 9/15/2046	100,000	75,197
		11,220,999
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.80%, 3/1/2031	100,000	89,719
Regal Rexnord Corp.:
6.05%, 4/15/2028	320,000	329,414
6.40%, 4/15/2033	1,035,000	1,093,457
Snap-on, Inc. 4.10%, 3/1/2048	380,000	306,265
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	390,000	349,206
2.75%, 11/15/2050 (a)	57,000	32,456
4.85%, 11/15/2048 (a)	500,000	420,255
		2,620,772
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	968,000	905,525
3.75%, 11/30/2026	1,351,000	1,346,947
4.75%, 11/30/2036	100,000	99,430
4.90%, 11/30/2046	400,000	378,412
Agilent Technologies, Inc.:
2.10%, 6/4/2030	346,000	309,974
2.30%, 3/12/2031	108,000	95,676
3.05%, 9/22/2026	10,000	9,847
4.20%, 9/9/2027	225,000	224,960
Baxter International, Inc.:
1.92%, 2/1/2027	800,000	770,352
2.27%, 12/1/2028	492,000	458,027
2.54%, 2/1/2032 (a)	334,000	291,355
3.13%, 12/1/2051	150,000	95,712
Danaher Corp. 2.80%, 12/10/2051	190,000	118,419
DH Europe Finance II SARL 2.60%, 11/15/2029	1,500,000	1,400,625
Security Description	Principal Amount	Value
GE HealthCare Technologies, Inc.:
4.80%, 1/15/2031	$125,000	$126,020
5.50%, 6/15/2035	125,000	127,990
5.86%, 3/15/2030 (a)	300,000	316,884
5.91%, 11/22/2032 (a)	1,010,000	1,074,155
Koninklijke Philips NV 6.88%, 3/11/2038	150,000	164,705
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	200,000	200,946
4.50%, 3/30/2033	510,000	504,155
Medtronic, Inc. 4.63%, 3/15/2045	639,000	574,499
Revvity, Inc.:
2.55%, 3/15/2031	50,000	43,941
3.30%, 9/15/2029	150,000	142,113
Smith & Nephew PLC 5.15%, 3/20/2027 (a)	350,000	354,445
Solventum Corp.:
5.40%, 3/1/2029	456,000	469,630
5.45%, 2/25/2027	250,000	254,055
5.60%, 3/23/2034	510,000	524,759
5.90%, 4/30/2054 (a)	95,000	94,979
6.00%, 5/15/2064	300,000	297,414
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	150,000	106,490
Stryker Corp.:
4.63%, 9/11/2034 (a)	125,000	122,968
4.63%, 3/15/2046 (a)	320,000	282,845
4.85%, 2/10/2030 (a)	472,000	481,478
5.20%, 2/10/2035	135,000	137,462
Thermo Fisher Scientific, Inc.:
2.00%, 10/15/2031 (a)	150,000	130,800
2.80%, 10/15/2041	305,000	218,694
4.80%, 11/21/2027	95,000	96,524
4.98%, 8/10/2030 (a)	295,000	303,487
5.00%, 12/5/2026 (a)	425,000	429,615
5.00%, 1/31/2029 (a)	488,000	500,927
5.09%, 8/10/2033 (a)	300,000	306,654
5.20%, 1/31/2034	75,000	77,107
5.30%, 2/1/2044	250,000	242,683
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	360,000	368,996
		15,582,681
HEALTH CARE SERVICES — 3.7%
Adventist Health System 5.76%, 12/1/2034 (a)	650,000	650,975
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	431,000	390,193
4.27%, 8/15/2048	50,000	41,141
Aetna, Inc.:
4.75%, 3/15/2044	450,000	381,312

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.63%, 6/15/2036	$271,000	$291,149
6.75%, 12/15/2037	60,000	64,845
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	100,000	61,654
5.02%, 7/1/2045	10,000	9,322
Ascension Health:
Series B, 2.53%, 11/15/2029 (a)	550,000	512,891
3.95%, 11/15/2046	200,000	160,078
4.85%, 11/15/2053	100,000	88,767
Banner Health Series 2020, 3.18%, 1/1/2050	80,000	53,606
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	354,000	240,890
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030	255,000	224,097
Series 2021, 2.84%, 11/15/2050	340,000	213,945
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	100,000	62,161
Bon Secours Mercy Health, Inc. Series 2018, 4.30%, 7/1/2028 (a)	200,000	200,396
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	66,559
Centene Corp.:
2.50%, 3/1/2031	550,000	473,913
3.00%, 10/15/2030	1,000,000	893,630
3.38%, 2/15/2030	500,000	460,435
4.63%, 12/15/2029	2,020,000	1,966,207
Children's Health System of Texas 2.51%, 8/15/2050	50,000	29,103
Children's Hospital Series 2020, 2.93%, 7/15/2050	100,000	62,558
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	100,000	60,318
Cigna Group:
2.38%, 3/15/2031	400,000	355,592
2.40%, 3/15/2030	490,000	447,027
3.40%, 3/1/2027	300,000	295,740
3.40%, 3/15/2050	950,000	643,929
3.40%, 3/15/2051	250,000	167,808
3.88%, 10/15/2047	916,000	687,449
4.80%, 8/15/2038	200,000	187,764
4.80%, 7/15/2046	250,000	217,330
4.90%, 12/15/2048	150,000	130,917
Security Description	Principal Amount	Value
5.13%, 5/15/2031	$150,000	$154,320
5.25%, 2/15/2034	650,000	660,036
5.40%, 3/15/2033	100,000	103,326
5.60%, 2/15/2054	354,000	338,643
City of Hope:
Series 2018, 4.38%, 8/15/2048	143,000	113,406
Series 2013, 5.62%, 11/15/2043	200,000	192,706
CommonSpirit Health:
AGM, 3.82%, 10/1/2049	22,000	16,217
3.91%, 10/1/2050	55,000	40,605
4.19%, 10/1/2049	300,000	232,965
4.35%, 11/1/2042	600,000	503,580
6.07%, 11/1/2027	250,000	258,847
6.46%, 11/1/2052	100,000	105,887
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	150,000	94,665
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	71,180
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	170,000	130,370
Dignity Health 5.27%, 11/1/2064	650,000	574,736
Elevance Health, Inc.:
3.13%, 5/15/2050	100,000	64,929
3.65%, 12/1/2027	100,000	98,828
4.10%, 3/1/2028 (a)	40,000	39,886
4.50%, 10/30/2026	70,000	70,220
4.55%, 3/1/2048	1,010,000	840,280
4.63%, 5/15/2042	552,000	483,558
4.75%, 2/15/2033	250,000	248,295
4.95%, 11/1/2031	980,000	994,190
5.10%, 1/15/2044	850,000	782,170
5.13%, 2/15/2053	435,000	387,981
5.15%, 6/15/2029	87,000	89,559
5.65%, 6/15/2054	250,000	239,677
5.70%, 2/15/2055	250,000	242,180
5.85%, 11/1/2064	200,000	194,262
6.10%, 10/15/2052	150,000	152,775
Hackensack Meridian Health, Inc.:
Series 2020, 2.88%, 9/1/2050	110,000	68,728
4.50%, 7/1/2057	125,000	102,310
Hartford HealthCare Corp. 3.45%, 7/1/2054	162,000	112,950
HCA, Inc.:
3.50%, 9/1/2030	100,000	94,552
3.50%, 7/15/2051 (a)	300,000	198,768
3.63%, 3/15/2032	676,000	623,029
4.13%, 6/15/2029	143,000	140,502

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.38%, 3/15/2042	$425,000	$354,050
4.50%, 2/15/2027	200,000	200,048
4.63%, 3/15/2052	175,000	140,649
5.00%, 3/1/2028	300,000	304,311
5.20%, 6/1/2028 (a)	504,000	514,987
5.25%, 3/1/2030 (a)	86,000	88,159
5.25%, 6/15/2049	850,000	755,480
5.38%, 9/1/2026	400,000	402,092
5.45%, 4/1/2031	856,000	882,459
5.45%, 9/15/2034	191,000	192,454
5.50%, 3/1/2032	700,000	722,449
5.50%, 6/1/2033 (a)	561,000	574,688
5.63%, 9/1/2028 (a)	1,600,000	1,647,328
5.88%, 2/1/2029	80,000	83,032
5.90%, 6/1/2053	100,000	96,583
5.95%, 9/15/2054	300,000	291,555
6.00%, 4/1/2054	265,000	259,093
6.10%, 4/1/2064 (a)	160,000	156,078
6.20%, 3/1/2055	125,000	125,829
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	702,000	530,403
Humana, Inc.:
1.35%, 2/3/2027	185,000	176,888
4.80%, 3/15/2047	100,000	82,778
5.50%, 3/15/2053	100,000	89,827
5.75%, 3/1/2028	98,000	101,056
5.75%, 4/15/2054	725,000	675,678
5.88%, 3/1/2033	200,000	207,036
5.95%, 3/15/2034 (a)	300,000	311,517
6.00%, 5/1/2055 (a)	663,000	639,052
Icon Investments Six DAC 6.00%, 5/8/2034	1,000,000	1,019,860
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	253,000	180,627
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	73,144
IQVIA, Inc. 5.70%, 5/15/2028	1,003,000	1,028,747
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	200,000	156,956
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	249,000	161,367
3.15%, 5/1/2027	200,000	196,264
Series 2019, 3.27%, 11/1/2049	550,000	380,605
4.88%, 4/1/2042	60,000	55,653
Laboratory Corp. of America Holdings:
4.35%, 4/1/2030	350,000	347,606
4.70%, 2/1/2045 (a)	430,000	376,435
4.80%, 10/1/2034	240,000	235,037
Security Description	Principal Amount	Value
Mass General Brigham, Inc. Series 2020, 3.19%, 7/1/2049	$100,000	$67,966
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	300,000	247,491
Memorial Health Services 3.45%, 11/1/2049	150,000	106,359
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	250,000	163,058
4.13%, 7/1/2052	30,000	23,882
Methodist Hospital Series 20A, 2.71%, 12/1/2050	250,000	152,455
Montefiore Obligated Group:
4.29%, 9/1/2050	285,000	191,842
Series 18-C, 5.25%, 11/1/2048	180,000	146,243
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	100,000	61,705
Series 2019, 3.74%, 7/1/2049	350,000	234,850
Series 2017, 3.98%, 7/1/2048	100,000	72,244
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119	270,000	184,712
4.02%, 8/1/2045	150,000	122,528
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	100,000	71,806
3.98%, 11/1/2046	311,000	238,767
4.26%, 11/1/2047	300,000	238,170
Novant Health, Inc. 3.17%, 11/1/2051	150,000	99,269
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055 (a)	70,000	47,224
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	379,000	310,435
OhioHealth Corp. 2.30%, 11/15/2031	117,000	103,444
Orlando Health Obligated Group 5.48%, 10/1/2035	250,000	256,070
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	100,000	62,303
Series 2018, 4.79%, 11/15/2048	280,000	233,324
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	100,000	69,790

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.86%, 1/1/2052	$263,000	$161,066
Providence St. Joseph Health Obligated Group:
Series H, 2.75%, 10/1/2026	64,000	62,586
5.37%, 10/1/2032	115,000	116,949
5.40%, 10/1/2033	793,000	801,604
Quest Diagnostics, Inc. 6.40%, 11/30/2033	1,060,000	1,161,919
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	150,000	92,196
Stanford Health Care:
Series 2020, 3.31%, 8/15/2030	300,000	286,239
Series 2018, 3.80%, 11/15/2048	605,000	462,045
Sutter Health:
Series 20A, 2.29%, 8/15/2030	335,000	302,572
Series 2018, 3.70%, 8/15/2028	100,000	98,402
5.16%, 8/15/2033 (a)	592,000	599,364
Series 2025, 5.21%, 8/15/2032 (a)	125,000	128,391
Series 2025, 5.54%, 8/15/2035	125,000	129,275
Texas Health Resources 2.33%, 11/15/2050	100,000	56,081
Toledo Hospital AGM, 5.75%, 11/15/2038 (a)	300,000	299,604
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	150,000	135,680
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	450,000	402,678
2.30%, 5/15/2031	150,000	132,414
2.95%, 10/15/2027	211,000	205,276
3.05%, 5/15/2041	86,000	63,182
3.25%, 5/15/2051	1,596,000	1,057,909
3.70%, 8/15/2049 (a)	180,000	131,135
3.88%, 8/15/2059	250,000	176,265
4.20%, 5/15/2032	300,000	290,289
4.20%, 1/15/2047	576,000	462,372
4.25%, 4/15/2047	200,000	161,804
4.25%, 6/15/2048	770,000	618,887
4.38%, 3/15/2042	50,000	42,975
4.40%, 6/15/2028	1,075,000	1,080,192
4.45%, 12/15/2048	269,000	222,700
4.50%, 4/15/2033	250,000	243,602
4.63%, 11/15/2041	160,000	143,317
4.65%, 1/15/2031	125,000	125,633
4.75%, 7/15/2026	550,000	552,002
4.75%, 7/15/2045	500,000	442,310
4.75%, 5/15/2052	1,420,000	1,210,749
4.90%, 4/15/2031 (a)	300,000	304,791
Security Description	Principal Amount	Value
4.95%, 1/15/2032	$400,000	$404,996
5.05%, 4/15/2053	694,000	619,242
5.15%, 7/15/2034 (a)	100,000	100,936
5.20%, 4/15/2063	277,000	246,477
5.25%, 2/15/2028 (a)	1,600,000	1,642,240
5.30%, 6/15/2035 (a)	105,000	107,008
5.35%, 2/15/2033	425,000	437,461
5.38%, 4/15/2054	735,000	686,710
5.50%, 7/15/2044	350,000	341,008
5.50%, 4/15/2064	300,000	280,257
5.63%, 7/15/2054	600,000	581,688
5.75%, 7/15/2064	500,000	486,160
5.88%, 2/15/2053	450,000	450,603
5.95%, 6/15/2055	90,000	91,448
6.63%, 11/15/2037	415,000	461,559
Universal Health Services, Inc.:
1.65%, 9/1/2026	350,000	337,939
2.65%, 10/15/2030	100,000	89,120
2.65%, 1/15/2032	340,000	288,589
4.63%, 10/15/2029	100,000	98,889
UPMC:
5.04%, 5/15/2033	169,000	169,504
5.38%, 5/15/2043	200,000	190,580
WakeMed Series A, 3.29%, 10/1/2052 (a)	50,000	33,628
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050 (a)	301,000	187,053
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	500,000	432,600
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	108,000	62,185
		60,770,951
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.30%, 10/15/2026	200,000	192,400
1.40%, 10/15/2027	125,000	117,555
4.85%, 10/15/2030	90,000	90,802
5.50%, 10/15/2035 (a)	130,000	132,366
Lennar Corp. 5.20%, 7/30/2030	240,000	244,553
MDC Holdings, Inc.:
2.50%, 1/15/2031	25,000	21,917
3.97%, 8/6/2061	60,000	41,972
6.00%, 1/15/2043	300,000	270,468
Meritage Homes Corp. 5.65%, 3/15/2035	100,000	100,351
NVR, Inc. 3.00%, 5/15/2030	282,000	262,548
PulteGroup, Inc.:
5.00%, 1/15/2027	399,000	401,849

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
7.88%, 6/15/2032	$437,000	$507,248
Toll Brothers Finance Corp. 5.60%, 6/15/2035	180,000	181,443
		2,565,472
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc.:
3.50%, 11/15/2051	165,000	105,122
4.40%, 3/15/2029 (a)	506,000	492,459
		597,581
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.25%, 8/15/2032	170,000	157,677
4.20%, 5/1/2030	415,000	416,747
Conopco, Inc. Series E, 7.25%, 12/15/2026	200,000	207,846
Estee Lauder Cos., Inc.:
2.60%, 4/15/2030	350,000	322,535
3.13%, 12/1/2049	300,000	191,955
4.15%, 3/15/2047	270,000	210,740
4.38%, 5/15/2028	100,000	100,339
4.65%, 5/15/2033 (a)	500,000	492,285
5.00%, 2/14/2034 (a)	200,000	200,364
6.00%, 5/15/2037	25,000	26,897
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	795,000	783,703
3.63%, 3/24/2032	843,000	788,610
Kenvue, Inc.:
4.85%, 5/22/2032	250,000	252,913
5.20%, 3/22/2063	149,000	137,877
Procter & Gamble Co.:
1.90%, 2/1/2027	306,000	296,630
2.45%, 11/3/2026	200,000	196,194
2.80%, 3/25/2027	700,000	686,917
3.00%, 3/25/2030	400,000	381,672
3.50%, 10/25/2047	550,000	422,081
3.60%, 3/25/2050	70,000	53,278
4.05%, 5/1/2030	440,000	440,145
4.55%, 1/29/2034 (a)	100,000	100,316
4.60%, 5/1/2035 (a)	210,000	209,952
Unilever Capital Corp.:
1.38%, 9/14/2030	96,000	83,446
1.75%, 8/12/2031	455,000	393,853
2.13%, 9/6/2029	249,000	229,471
2.90%, 5/5/2027	325,000	318,997
3.50%, 3/22/2028	479,000	472,893
5.90%, 11/15/2032	450,000	490,563
		9,066,896
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 5.75%, 3/15/2033	200,000	208,688
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	50,000	39,104
5.00%, 6/15/2052	75,000	67,571
Security Description	Principal Amount	Value
5.60%, 11/15/2032	$36,000	$37,892
Clorox Co.:
1.80%, 5/15/2030	300,000	265,092
3.10%, 10/1/2027	700,000	683,893
3.90%, 5/15/2028	100,000	99,160
Kimberly-Clark Corp.:
3.10%, 3/26/2030	200,000	190,736
3.20%, 7/30/2046 (a)	750,000	526,747
3.95%, 11/1/2028	293,000	292,379
		2,411,262
INSURANCE — 2.8%
ACE Capital Trust II 9.70%, 4/1/2030	230,000	274,355
Aflac, Inc. 4.75%, 1/15/2049	600,000	519,840
Alleghany Corp.:
3.63%, 5/15/2030	95,000	92,246
4.90%, 9/15/2044	50,000	45,582
Allstate Corp.:
4.50%, 6/15/2043	135,000	117,212
5.25%, 3/30/2033	100,000	102,490
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	400,000	410,064
American Financial Group, Inc. 4.50%, 6/15/2047	150,000	121,587
American International Group, Inc.:
4.50%, 7/16/2044	12,000	10,473
4.75%, 4/1/2048	250,000	221,758
4.85%, 5/7/2030	150,000	152,357
5.13%, 3/27/2033	380,000	386,327
5.45%, 5/7/2035	145,000	148,558
American National Group, Inc.:
5.00%, 6/15/2027	125,000	125,543
5.75%, 10/1/2029	160,000	163,888
6.00%, 7/15/2035	250,000	251,087
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	50,000	44,295
2.85%, 5/28/2027	96,000	93,590
2.90%, 8/23/2051	200,000	123,624
3.90%, 2/28/2052	200,000	148,076
5.00%, 9/12/2032 (a)	414,000	420,922
5.35%, 2/28/2033	393,000	404,704
Aon Global Ltd.:
4.60%, 6/14/2044	666,000	577,442
4.75%, 5/15/2045	100,000	87,476
Aon North America, Inc.:
5.15%, 3/1/2029	232,000	237,635
5.45%, 3/1/2034	200,000	205,442
5.75%, 3/1/2054	37,000	36,466
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	688,000	640,666

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Arthur J Gallagher & Co.:
3.50%, 5/20/2051	$105,000	$72,984
4.60%, 12/15/2027	539,000	543,258
4.85%, 12/15/2029	165,000	167,407
5.00%, 2/15/2032	200,000	202,680
5.55%, 2/15/2055	290,000	278,261
6.50%, 2/15/2034 (a)	436,000	477,900
6.75%, 2/15/2054	100,000	110,840
Aspen Insurance Holdings Ltd. 5.75%, 7/1/2030	125,000	127,079
Assurant, Inc.:
2.65%, 1/15/2032	210,000	178,807
3.70%, 2/22/2030	180,000	171,306
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	723,000	492,840
Athene Holding Ltd.:
3.45%, 5/15/2052	300,000	191,136
4.13%, 1/12/2028	520,000	514,873
5.88%, 1/15/2034 (a)	205,000	212,200
6.15%, 4/3/2030	100,000	106,112
6.25%, 4/1/2054	260,000	256,376
6.63%, 5/19/2055	125,000	128,488
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (c)	40,000	39,387
6.65%, 2/1/2033 (a)	300,000	324,390
AXIS Specialty Finance LLC 5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (c)	127,000	122,278
AXIS Specialty Finance PLC 4.00%, 12/6/2027	331,000	327,640
Berkshire Hathaway Finance Corp.:
2.30%, 3/15/2027	50,000	48,772
2.85%, 10/15/2050 (a)	532,000	343,528
2.88%, 3/15/2032	100,000	92,173
3.85%, 3/15/2052	543,000	420,016
4.20%, 8/15/2048	143,000	120,166
4.25%, 1/15/2049	250,000	211,325
4.30%, 5/15/2043	380,000	335,000
4.40%, 5/15/2042	100,000	92,406
5.75%, 1/15/2040 (a)	120,000	129,757
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	200,000	196,530
4.70%, 6/22/2047	408,000	312,450
Brown & Brown, Inc.:
2.38%, 3/15/2031	135,000	118,812
4.20%, 3/17/2032	100,000	95,665
4.60%, 12/23/2026	100,000	100,466
4.70%, 6/23/2028	600,000	605,244
4.90%, 6/23/2030	200,000	201,882
4.95%, 3/17/2052	25,000	21,579
5.25%, 6/23/2032 (a)	200,000	203,878
5.55%, 6/23/2035	100,000	102,014
6.25%, 6/23/2055	100,000	103,143
Security Description	Principal Amount	Value
Chubb Corp. Series 1, 6.50%, 5/15/2038	$100,000	$112,481
Chubb INA Holdings LLC:
3.05%, 12/15/2061	157,000	97,028
4.15%, 3/13/2043	496,000	422,790
4.65%, 8/15/2029	100,000	101,736
5.00%, 3/15/2034	505,000	514,317
Cincinnati Financial Corp. 6.13%, 11/1/2034	218,000	231,706
CNA Financial Corp.:
5.13%, 2/15/2034	110,000	110,136
5.50%, 6/15/2033	495,000	507,721
CNO Financial Group, Inc.:
5.25%, 5/30/2029 (a)	100,000	100,923
6.45%, 6/15/2034	172,000	180,569
Corebridge Financial, Inc.:
3.65%, 4/5/2027	125,000	123,430
3.90%, 4/5/2032	320,000	300,365
4.35%, 4/5/2042	100,000	83,830
5.75%, 1/15/2034 (a)	829,000	861,430
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (a) (c)	200,000	199,528
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	300,000	309,297
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (c)	50,000	49,179
Enstar Group Ltd.:
3.10%, 9/1/2031	605,000	537,875
4.95%, 6/1/2029	50,000	50,322
Equitable Holdings, Inc.:
4.35%, 4/20/2028	300,000	299,343
5.59%, 1/11/2033	1,000	1,040
5 yr. CMT + 2.39%, 6.70%, 3/28/2055 (a) (c)	450,000	459,837
Essent Group Ltd. 6.25%, 7/1/2029	351,000	363,510
Everest Reinsurance Holdings, Inc.:
3.50%, 10/15/2050	250,000	170,788
4.87%, 6/1/2044	127,000	112,127
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	200,000	198,660
6.50%, 6/4/2029	200,000	206,480
7.40%, 1/13/2028 (a)	548,000	574,803
Fairfax Financial Holdings Ltd.:
4.85%, 4/17/2028	170,000	171,528
5.75%, 5/20/2035 (e)	250,000	253,457
6.50%, 5/20/2055 (e)	250,000	255,255
Fidelity National Financial, Inc. 3.20%, 9/17/2051	500,000	310,470
First American Financial Corp.:
4.00%, 5/15/2030	120,000	115,038
5.45%, 9/30/2034	100,000	98,257
Globe Life, Inc.:
2.15%, 8/15/2030	502,000	443,622

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.85%, 9/15/2034 (a)	$82,000	$84,888
Hartford Insurance Group, Inc.:
4.30%, 4/15/2043	345,000	290,556
4.40%, 3/15/2048	300,000	251,397
6.10%, 10/1/2041	158,000	163,762
Jackson Financial, Inc.:
4.00%, 11/23/2051	226,000	153,501
5.17%, 6/8/2027	78,000	79,004
Kemper Corp.:
2.40%, 9/30/2030	50,000	43,953
3.80%, 2/23/2032 (a)	131,000	119,429
Lincoln National Corp.:
3.40%, 1/15/2031 (a)	100,000	93,377
3.80%, 3/1/2028 (a)	201,000	197,704
7.00%, 6/15/2040	134,000	148,550
Manulife Financial Corp. 5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	1,241,000	1,226,530
Markel Group, Inc.:
3.50%, 11/1/2027	50,000	49,064
4.30%, 11/1/2047	105,000	83,216
5.00%, 4/5/2046	155,000	137,621
5.00%, 5/20/2049	90,000	78,728
6.00%, 5/16/2054	198,000	197,976
Marsh & McLennan Cos., Inc.:
2.38%, 12/15/2031	1,221,000	1,068,277
4.20%, 3/1/2048	570,000	468,494
4.90%, 3/15/2049	760,000	685,611
5.15%, 3/15/2034	20,000	20,413
5.45%, 3/15/2054	500,000	482,165
5.70%, 9/15/2053	100,000	100,529
5.88%, 8/1/2033	250,000	266,850
6.25%, 11/1/2052	40,000	43,005
Mercury General Corp. 4.40%, 3/15/2027	50,000	49,565
MetLife, Inc.:
4.05%, 3/1/2045	500,000	408,995
4.13%, 8/13/2042	1,220,000	1,025,398
4.72%, 12/15/2044	470,000	418,211
4.88%, 11/13/2043	200,000	183,566
5.38%, 7/15/2033 (a)	130,000	135,333
5.88%, 2/6/2041	362,000	375,231
Series G, 5 yr. CMT + 2.08%, 6.35%, 3/15/2055 (a) (c)	255,000	261,798
10.75%, 8/1/2069	115,000	154,013
MGIC Investment Corp. 5.25%, 8/15/2028	100,000	100,000
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	183,000	181,069
Old Republic International Corp.:
3.85%, 6/11/2051	178,000	126,585
Security Description	Principal Amount	Value
5.75%, 3/28/2034	$300,000	$308,982
PartnerRe Finance B LLC 5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (c)	300,000	279,402
Principal Financial Group, Inc.:
2.13%, 6/15/2030	145,000	129,259
3.10%, 11/15/2026	479,000	470,914
4.30%, 11/15/2046	180,000	150,122
5.38%, 3/15/2033	310,000	318,395
5.50%, 3/15/2053	50,000	48,150
Progressive Corp.:
4.13%, 4/15/2047	210,000	172,612
4.35%, 4/25/2044	185,000	158,132
4.95%, 6/15/2033	500,000	510,505
6.25%, 12/1/2032	110,000	120,841
6.63%, 3/1/2029	86,000	92,799
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	15,000	13,696
3.94%, 12/7/2049	925,000	707,643
5.20%, 3/14/2035	268,000	270,651
Series MTN, 5.75%, 7/15/2033	312,000	333,197
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (a) (c)	124,000	127,784
Series MTN, 6.63%, 6/21/2040	310,000	348,552
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (c)	850,000	890,417
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	500,000	467,165
5.75%, 9/15/2034	150,000	154,232
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	1,273,000	1,309,140
Selective Insurance Group, Inc. 5.90%, 4/15/2035	120,000	122,802
SiriusPoint Ltd. 7.00%, 4/5/2029	289,000	304,210
Stewart Information Services Corp. 3.60%, 11/15/2031	200,000	178,892
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	500,000	628,530
Travelers Cos., Inc.:
4.00%, 5/30/2047	150,000	120,131
4.05%, 3/7/2048	690,000	551,358
4.10%, 3/4/2049	89,000	71,704
4.60%, 8/1/2043	314,000	278,377
Series MTN, 6.25%, 6/15/2037	201,000	221,375
6.75%, 6/20/2036	298,000	340,706
Unum Group:
4.00%, 6/15/2029	160,000	157,000
4.13%, 6/15/2051	337,000	251,014
4.50%, 12/15/2049	125,000	99,005

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
W.R. Berkley Corp.:
4.00%, 5/12/2050	$50,000	$38,117
4.75%, 8/1/2044	140,000	122,312
Willis North America, Inc.:
5.05%, 9/15/2048	530,000	471,106
5.35%, 5/15/2033	285,000	291,906
5.90%, 3/5/2054	300,000	297,696
		45,876,826
INTERNET — 1.5%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031	200,000	176,766
2.70%, 2/9/2041 (a)	600,000	417,246
3.25%, 2/9/2061	400,000	247,360
3.40%, 12/6/2027 (a)	424,000	416,228
4.00%, 12/6/2037	321,000	283,302
4.40%, 12/6/2057	165,000	131,206
4.88%, 5/26/2030 (a) (e)	200,000	204,258
5.63%, 11/26/2054 (a) (e)	235,000	228,892
Alphabet, Inc.:
1.90%, 8/15/2040	450,000	302,004
2.05%, 8/15/2050 (a)	150,000	83,754
2.25%, 8/15/2060 (a)	285,000	151,506
4.00%, 5/15/2030 (a)	85,000	85,042
5.25%, 5/15/2055	170,000	167,363
5.30%, 5/15/2065	210,000	205,653
Amazon.com, Inc.:
1.20%, 6/3/2027	832,000	789,734
1.50%, 6/3/2030	550,000	486,547
1.65%, 5/12/2028	150,000	140,882
2.10%, 5/12/2031	889,000	789,370
2.50%, 6/3/2050 (a)	203,000	121,987
3.10%, 5/12/2051	100,000	67,401
3.15%, 8/22/2027	2,200,000	2,163,920
3.25%, 5/12/2061	3,085,000	2,008,520
3.30%, 4/13/2027	350,000	346,063
3.60%, 4/13/2032 (a)	475,000	454,556
3.95%, 4/13/2052	497,000	392,163
4.05%, 8/22/2047	1,000,000	826,400
4.10%, 4/13/2062	47,000	36,710
4.25%, 8/22/2057	400,000	327,704
4.55%, 12/1/2027	800,000	810,704
Baidu, Inc.:
3.43%, 4/7/2030 (a)	680,000	652,127
4.38%, 3/29/2028	235,000	235,519
Booking Holdings, Inc. 4.63%, 4/13/2030	310,000	313,689
eBay, Inc. 4.00%, 7/15/2042	770,000	624,616
Expedia Group, Inc.:
3.25%, 2/15/2030	100,000	94,429
3.80%, 2/15/2028	600,000	591,102
5.40%, 2/15/2035 (a)	100,000	100,682
JD.com, Inc. 3.38%, 1/14/2030	50,000	47,854
Security Description	Principal Amount	Value
Meta Platforms, Inc.:
3.50%, 8/15/2027	$1,500,000	$1,485,840
3.85%, 8/15/2032	833,000	801,088
4.30%, 8/15/2029	250,000	252,375
4.45%, 8/15/2052	625,000	526,750
4.55%, 8/15/2031	606,000	614,623
4.60%, 5/15/2028 (a)	100,000	101,851
4.95%, 5/15/2033 (a)	459,000	470,333
5.40%, 8/15/2054	550,000	536,212
5.55%, 8/15/2064	947,000	925,730
5.75%, 5/15/2063	710,000	716,333
Netflix, Inc.:
4.38%, 11/15/2026 (a)	310,000	311,621
4.88%, 4/15/2028	800,000	816,464
4.90%, 8/15/2034 (a)	100,000	101,907
Tencent Music Entertainment Group 2.00%, 9/3/2030 (a)	800,000	707,360
Uber Technologies, Inc.:
4.80%, 9/15/2034	275,000	270,732
5.35%, 9/15/2054 (a)	435,000	406,503
Weibo Corp. 3.38%, 7/8/2030 (a)	200,000	186,094
		24,755,075
INVESTMENT COMPANY SECURITY — 1.2%
Apollo Debt Solutions BDC:
6.70%, 7/29/2031 (a)	145,000	150,513
6.90%, 4/13/2029 (a)	600,000	625,896
ARES Capital Corp.:
2.88%, 6/15/2028	182,000	171,513
3.20%, 11/15/2031	495,000	431,298
5.50%, 9/1/2030	200,000	199,326
5.80%, 3/8/2032 (a)	400,000	398,412
5.88%, 3/1/2029	200,000	203,854
5.95%, 7/15/2029	350,000	358,162
ARES Strategic Income Fund:
5.45%, 9/9/2028 (e)	145,000	145,020
5.60%, 2/15/2030 (a)	140,000	139,639
5.70%, 3/15/2028	519,000	523,022
5.80%, 9/9/2030 (e)	175,000	175,572
6.20%, 3/21/2032	250,000	251,170
6.35%, 8/15/2029 (a)	151,000	154,832
Barings BDC, Inc.:
3.30%, 11/23/2026	100,000	97,853
7.00%, 2/15/2029 (a)	57,000	58,776
Barings Private Credit Corp. 6.15%, 6/11/2030 (e)	250,000	247,178
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (a)	100,000	103,361
Blackstone Private Credit Fund:
2.63%, 12/15/2026	100,000	96,606
3.25%, 3/15/2027	200,000	194,436
4.00%, 1/15/2029 (a)	100,000	96,007
4.95%, 9/26/2027	80,000	79,675

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.60%, 11/22/2029	$200,000	$201,340
6.00%, 1/29/2032	350,000	352,114
6.00%, 11/22/2034 (a)	250,000	244,778
7.30%, 11/27/2028	430,000	458,909
Blackstone Secured Lending Fund:
2.75%, 9/16/2026 (a)	350,000	340,837
2.85%, 9/30/2028	112,000	104,263
5.30%, 6/30/2030	77,000	76,276
5.35%, 4/13/2028	948,000	954,826
5.88%, 11/15/2027	50,000	51,071
Blue Owl Capital Corp.:
2.63%, 1/15/2027	99,000	95,660
2.88%, 6/11/2028	250,000	232,980
3.13%, 4/13/2027	142,000	136,989
5.95%, 3/15/2029 (a)	438,000	440,321
6.20%, 7/15/2030	175,000	176,860
8.45%, 11/15/2026	245,000	254,545
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	531,000	516,822
4.70%, 2/8/2027	58,000	57,660
5.80%, 3/15/2030	250,000	250,728
6.60%, 9/15/2029	280,000	288,369
7.75%, 9/16/2027 (a)	100,000	104,848
7.75%, 1/15/2029	110,000	117,120
7.95%, 6/13/2028	413,000	441,782
Blue Owl Technology Finance Corp.:
2.50%, 1/15/2027	114,000	109,215
6.10%, 3/15/2028 (e)	233,000	234,160
6.75%, 4/4/2029	200,000	204,070
Carlyle Secured Lending, Inc. 6.75%, 2/18/2030	178,000	181,932
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (a)	290,000	300,698
FS KKR Capital Corp.:
2.63%, 1/15/2027	150,000	143,954
3.13%, 10/12/2028 (a)	688,000	630,607
3.25%, 7/15/2027	50,000	47,948
6.88%, 8/15/2029	100,000	102,589
7.88%, 1/15/2029 (a)	325,000	343,229
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	150,000	153,468
Goldman Sachs Private Credit Corp.:
5.88%, 5/6/2028 (a) (e)	80,000	80,825
6.25%, 5/6/2030 (a) (e)	125,000	126,759
Golub Capital BDC, Inc.:
2.50%, 8/24/2026 (a)	115,000	111,926
6.00%, 7/15/2029	339,000	343,539
7.05%, 12/5/2028 (a)	75,000	78,841
Golub Capital Private Credit Fund:
5.80%, 9/12/2029	200,000	199,856
5.88%, 5/1/2030 (a)	70,000	69,946
Security Description	Principal Amount	Value
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031	$250,000	$252,905
6.38%, 7/1/2034	700,000	700,630
6.75%, 7/15/2035	175,000	178,196
HPS Corporate Lending Fund:
5.30%, 6/5/2027 (a) (e)	65,000	65,106
5.45%, 1/14/2028	400,000	401,272
5.85%, 6/5/2030 (a) (e)	460,000	459,292
5.95%, 4/14/2032	50,000	49,739
6.75%, 1/30/2029	125,000	129,250
Main Street Capital Corp.:
3.00%, 7/14/2026	340,000	332,670
6.50%, 6/4/2027	100,000	102,272
6.95%, 3/1/2029 (a)	31,000	32,269
Morgan Stanley Direct Lending Fund:
6.00%, 5/19/2030	145,000	145,697
6.15%, 5/17/2029 (a)	270,000	276,064
MSD Investment Corp. 6.25%, 5/31/2030 (e)	225,000	223,016
New Mountain Finance Corp.:
6.20%, 10/15/2027	100,000	101,165
6.88%, 2/1/2029	113,000	115,098
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030 (a)	100,000	102,699
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	100,000	95,879
6.34%, 2/27/2030	50,000	49,519
7.10%, 2/15/2029	344,000	353,780
Oaktree Strategic Credit Fund:
6.50%, 7/23/2029 (a)	100,000	102,437
8.40%, 11/14/2028 (a)	200,000	215,630
Sixth Street Lending Partners:
6.13%, 7/15/2030 (a) (e)	200,000	203,706
6.50%, 3/11/2029	380,000	392,361
Sixth Street Specialty Lending, Inc. 5.63%, 8/15/2030	100,000	100,281
		19,445,714
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.75%, 3/1/2041	699,000	737,885
6.80%, 11/29/2032 (a)	300,000	329,754
7.00%, 10/15/2039	189,000	209,227
Gerdau Trade, Inc. 5.75%, 6/9/2035	175,000	175,084
Nucor Corp.:
3.95%, 5/1/2028	1,100,000	1,095,325
4.30%, 5/23/2027	200,000	200,658
4.40%, 5/1/2048 (a)	170,000	142,581
5.20%, 8/1/2043	175,000	168,885

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Steel Dynamics, Inc. 5.75%, 5/15/2055	$100,000	$96,912
Vale Overseas Ltd.:
3.75%, 7/8/2030	150,000	141,615
6.13%, 6/12/2033 (a)	1,306,000	1,368,636
6.40%, 6/28/2054 (a)	250,000	246,070
6.88%, 11/21/2036	100,000	108,519
8.25%, 1/17/2034	100,000	119,801
		5,140,952
IT SERVICES — 0.5%
Accenture Capital, Inc.:
4.05%, 10/4/2029	100,000	99,342
4.25%, 10/4/2031	295,000	291,962
Apple, Inc.:
4.00%, 5/10/2028 (a)	107,000	107,357
4.00%, 5/12/2028 (a)	250,000	250,518
4.20%, 5/12/2030	300,000	301,374
4.50%, 5/12/2032 (a)	350,000	354,365
4.75%, 5/12/2035 (a)	200,000	201,596
4.85%, 5/10/2053 (a)	100,000	95,176
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	545,000	558,761
5.95%, 4/15/2035 (a)	135,000	137,731
Dell International LLC/EMC Corp.:
4.35%, 2/1/2030	150,000	148,749
4.85%, 2/1/2035	223,000	215,135
5.00%, 4/1/2030	100,000	101,612
5.30%, 4/1/2032	1,050,000	1,072,186
5.40%, 4/15/2034	400,000	407,256
5.50%, 4/1/2035	159,000	160,604
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	100,000	103,650
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027	193,000	193,205
4.45%, 9/25/2026 (a)	200,000	200,330
4.85%, 10/15/2031	300,000	298,743
5.60%, 10/15/2054	800,000	738,216
HP, Inc.:
5.40%, 4/25/2030	200,000	205,390
6.10%, 4/25/2035	100,000	103,502
IBM International Capital Pte. Ltd.:
4.75%, 2/5/2031	350,000	354,581
4.90%, 2/5/2034	100,000	99,749
5.25%, 2/5/2044	150,000	143,853
5.30%, 2/5/2054	340,000	317,621
International Business Machines Corp.:
4.65%, 2/10/2028	300,000	303,444
5.00%, 2/10/2032	150,000	153,042
5.70%, 2/10/2055 (a)	300,000	296,667
Security Description	Principal Amount	Value
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	$138,000	$147,445
Leidos, Inc.:
5.40%, 3/15/2032	161,000	164,756
5.50%, 3/15/2035 (a)	115,000	116,749
NetApp, Inc. 5.50%, 3/17/2032	245,000	252,703
		8,697,370
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031	950,000	808,326
4.40%, 9/15/2032 (a)	115,000	107,328
5.10%, 4/1/2052 (a)	100,000	76,602
5.85%, 3/18/2029 (a)	300,000	309,213
Polaris, Inc. 6.95%, 3/15/2029 (a)	450,000	473,081
Royal Caribbean Cruises Ltd. 7.50%, 10/15/2027	250,000	264,160
		2,038,710
LODGING — 0.4%
Choice Hotels International, Inc. 3.70%, 1/15/2031	175,000	162,393
Hyatt Hotels Corp.:
5.38%, 12/15/2031	400,000	406,344
5.50%, 6/30/2034	100,000	100,116
5.75%, 1/30/2027	150,000	153,105
5.75%, 3/30/2032 (a)	400,000	410,712
Las Vegas Sands Corp.:
3.90%, 8/8/2029	238,000	226,431
5.63%, 6/15/2028	290,000	295,884
5.90%, 6/1/2027	202,000	206,252
6.00%, 6/14/2030	125,000	128,925
6.20%, 8/15/2034	1,188,000	1,213,661
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (a)	291,000	247,557
Series GG, 3.50%, 10/15/2032	100,000	90,929
4.90%, 4/15/2029	600,000	610,248
5.00%, 10/15/2027	151,000	153,466
5.10%, 4/15/2032 (a)	500,000	506,440
5.30%, 5/15/2034	248,000	250,971
5.50%, 4/15/2037	100,000	100,014
Sands China Ltd.:
2.85%, 3/8/2029	484,000	444,389
3.25%, 8/8/2031	100,000	88,202
5.40%, 8/8/2028	700,000	705,418
		6,501,457
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	150,000	131,386

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Caterpillar Financial Services Corp.:
Series MTN, 1.15%, 9/14/2026	$140,000	$135,248
2.40%, 8/9/2026	48,000	47,093
Series MTN, 3.60%, 8/12/2027 (a)	894,000	885,382
4.38%, 8/16/2029 (a)	300,000	302,232
4.40%, 10/15/2027	1,078,000	1,085,007
4.40%, 3/3/2028	400,000	403,056
4.60%, 11/15/2027	390,000	394,586
4.80%, 1/8/2030 (a)	150,000	153,615
4.85%, 2/27/2029 (a)	100,000	102,269
5.00%, 5/14/2027	251,000	255,209
Caterpillar, Inc.:
3.25%, 9/19/2049	550,000	385,253
4.30%, 5/15/2044	171,000	148,849
4.75%, 5/15/2064	131,000	115,304
5.20%, 5/15/2035	390,000	397,461
5.50%, 5/15/2055	175,000	174,071
Eaton Capital ULC 4.45%, 5/9/2030	200,000	200,946
Oshkosh Corp. 3.10%, 3/1/2030	50,000	46,838
		5,363,805
MACHINERY-DIVERSIFIED — 0.8%
AGCO Corp.:
5.45%, 3/21/2027	322,000	326,553
5.80%, 3/21/2034 (a)	309,000	313,620
CNH Industrial Capital LLC:
1.45%, 7/15/2026 (a)	125,000	121,069
4.50%, 10/8/2027	85,000	85,263
5.50%, 1/12/2029	200,000	206,602
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	20,000	19,805
Deere & Co.:
2.88%, 9/7/2049 (a)	100,000	65,749
3.75%, 4/15/2050	250,000	194,012
5.70%, 1/19/2055	205,000	211,583
Dover Corp. 5.38%, 3/1/2041	295,000	287,050
Flowserve Corp. 2.80%, 1/15/2032	60,000	52,217
IDEX Corp. 2.63%, 6/15/2031 (a)	175,000	156,107
Ingersoll Rand, Inc.:
5.20%, 6/15/2027	700,000	711,431
5.70%, 8/14/2033	455,000	476,376
5.70%, 6/15/2054	135,000	133,553
John Deere Capital Corp.:
Series MTN, 1.70%, 1/11/2027	253,000	244,249
Series MTN, 2.25%, 9/14/2026	150,000	146,551
Security Description	Principal Amount	Value
Series MTN, 2.35%, 3/8/2027 (a)	$330,000	$321,001
Series MTN, 2.80%, 9/8/2027	162,000	157,736
Series MTN, 3.05%, 1/6/2028	200,000	195,260
Series MTN, 3.90%, 6/7/2032 (a)	350,000	336,924
Series MTN, 4.15%, 9/15/2027	571,000	572,211
Series I, 4.25%, 6/5/2028 (a)	200,000	201,202
Series MTN, 4.35%, 9/15/2032 (a)	300,000	296,559
4.40%, 9/8/2031	100,000	99,808
4.50%, 1/8/2027	300,000	302,008
4.50%, 1/16/2029	40,000	40,435
Series I, 4.55%, 6/5/2030	250,000	252,410
Series MTN, 4.70%, 6/10/2030	200,000	203,390
Series MTN, 4.85%, 3/5/2027	311,000	315,136
Series MTN, 4.85%, 6/11/2029	200,000	204,936
Series MTN, 4.90%, 6/11/2027	329,000	334,280
Series MTN, 4.90%, 3/7/2031 (a)	200,000	204,920
Series MTN, 4.95%, 7/14/2028	1,350,000	1,382,805
Series I, 5.15%, 9/8/2033 (a)	1,575,000	1,628,140
Nordson Corp.:
4.50%, 12/15/2029	50,000	50,021
5.80%, 9/15/2033 (a)	99,000	104,712
nVent Finance SARL:
2.75%, 11/15/2031	144,000	124,983
5.65%, 5/15/2033	100,000	101,825
Otis Worldwide Corp.:
2.57%, 2/15/2030	280,000	258,252
3.11%, 2/15/2040	751,000	577,301
Rockwell Automation, Inc.:
2.80%, 8/15/2061	110,000	63,853
3.50%, 3/1/2029	200,000	195,060
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	86,000	86,488
4.90%, 5/29/2030 (a)	400,000	405,356
5.50%, 5/29/2035	400,000	405,872
Xylem, Inc. 4.38%, 11/1/2046	318,000	260,700
		13,435,374

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
MEDIA — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029 (a)	$500,000	$460,775
2.30%, 2/1/2032 (a)	455,000	383,547
2.80%, 4/1/2031	100,000	89,166
3.50%, 6/1/2041	177,000	128,440
3.50%, 3/1/2042	580,000	413,830
3.70%, 4/1/2051	400,000	266,612
3.75%, 2/15/2028	1,225,000	1,201,210
4.20%, 3/15/2028	200,000	198,224
4.40%, 12/1/2061	298,000	209,017
4.80%, 3/1/2050	400,000	320,348
5.13%, 7/1/2049	290,000	240,865
5.25%, 4/1/2053	100,000	85,238
5.38%, 4/1/2038	230,000	216,722
5.38%, 5/1/2047	1,022,000	886,278
5.50%, 4/1/2063	315,000	266,270
6.10%, 6/1/2029	50,000	52,353
6.15%, 11/10/2026	100,000	101,938
6.38%, 10/23/2035	505,000	530,457
6.48%, 10/23/2045	891,000	882,767
6.55%, 6/1/2034	525,000	559,849
6.65%, 2/1/2034	616,000	659,169
6.83%, 10/23/2055	254,000	259,895
Comcast Corp.:
1.50%, 2/15/2031 (a)	850,000	725,602
1.95%, 1/15/2031	450,000	394,281
2.35%, 1/15/2027	160,000	155,634
2.45%, 8/15/2052 (a)	410,000	222,905
2.65%, 2/1/2030	200,000	185,784
2.65%, 8/15/2062	225,000	117,338
2.89%, 11/1/2051	1,700,000	1,033,379
2.94%, 11/1/2056	1,681,000	986,831
2.99%, 11/1/2063	567,000	318,801
3.30%, 2/1/2027	100,000	98,630
3.30%, 4/1/2027	200,000	197,022
3.40%, 4/1/2030	192,000	184,247
3.40%, 7/15/2046	400,000	283,828
3.45%, 2/1/2050	550,000	378,152
3.55%, 5/1/2028	566,000	556,610
3.75%, 4/1/2040	300,000	248,595
3.90%, 3/1/2038	402,000	348,241
3.97%, 11/1/2047	1,516,000	1,165,091
4.00%, 3/1/2048	400,000	308,748
4.00%, 11/1/2049	273,000	207,696
4.15%, 10/15/2028	700,000	698,754
4.25%, 10/15/2030 (a)	350,000	348,236
4.25%, 1/15/2033	388,000	374,835
4.60%, 10/15/2038	132,000	122,186
4.70%, 10/15/2048	250,000	214,125
4.80%, 5/15/2033	270,000	269,233
4.95%, 5/15/2032	335,000	340,631
Security Description	Principal Amount	Value
5.30%, 6/1/2034 (a)	$100,000	$102,444
5.30%, 5/15/2035	275,000	280,145
5.35%, 5/15/2053	715,000	662,104
5.50%, 11/15/2032 (a)	525,000	550,804
5.50%, 5/15/2064	319,000	296,967
5.65%, 6/1/2054 (a)	340,000	330,521
6.05%, 5/15/2055	400,000	408,348
6.50%, 11/15/2035	200,000	222,078
Discovery Communications LLC:
3.95%, 3/20/2028	850,000	811,886
5.00%, 9/20/2037	73,000	52,216
6.35%, 6/1/2040	80,000	58,896
FactSet Research Systems, Inc. 2.90%, 3/1/2027	400,000	390,516
Fox Corp.:
4.71%, 1/25/2029	290,000	292,480
5.48%, 1/25/2039	200,000	195,400
6.50%, 10/13/2033	1,347,000	1,456,700
Grupo Televisa SAB:
5.00%, 5/13/2045	162,000	116,436
5.25%, 5/24/2049	150,000	107,135
6.63%, 1/15/2040	100,000	93,575
8.50%, 3/11/2032 (a)	300,000	334,608
NBCUniversal Media LLC:
5.95%, 4/1/2041	112,000	115,230
6.40%, 4/30/2040	250,000	271,858
Paramount Global:
2.90%, 1/15/2027	100,000	97,324
4.38%, 3/15/2043	200,000	147,278
4.60%, 1/15/2045	48,000	35,561
4.85%, 7/1/2042	400,000	315,704
4.90%, 8/15/2044	200,000	154,348
4.95%, 1/15/2031	315,000	306,174
5.25%, 4/1/2044	150,000	119,307
5.50%, 5/15/2033	300,000	289,626
5.90%, 10/15/2040	100,000	91,103
6.88%, 4/30/2036	500,000	512,085
7.88%, 7/30/2030	350,000	388,104
TCI Communications, Inc. 7.13%, 2/15/2028	500,000	535,900
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	505,000	587,502
Time Warner Cable LLC:
4.50%, 9/15/2042	482,000	383,696
5.50%, 9/1/2041	266,000	241,746
5.88%, 11/15/2040	376,000	360,874
6.55%, 5/1/2037	726,000	749,994
6.75%, 6/15/2039	483,000	500,871
7.30%, 7/1/2038	425,000	463,182
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	633,000	617,605
Series E, 4.13%, 12/1/2041	155,000	132,026

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series GMTN, 4.13%, 6/1/2044	$570,000	$474,559
Series MTN, 7.00%, 3/1/2032	512,000	584,730
Walt Disney Co.:
2.20%, 1/13/2028	500,000	479,335
2.65%, 1/13/2031	450,000	414,810
2.75%, 9/1/2049	677,000	425,833
3.60%, 1/13/2051	785,000	579,495
3.80%, 5/13/2060	250,000	182,415
4.75%, 9/15/2044	700,000	631,771
4.95%, 10/15/2045	164,000	151,069
6.15%, 2/15/2041	500,000	533,565
6.55%, 3/15/2033	533,000	601,421
6.65%, 11/15/2037	93,000	106,419
		38,244,164
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 4.38%, 6/15/2045	755,000	641,863
Timken Co. 4.13%, 4/1/2032	865,000	811,154
Valmont Industries, Inc.:
5.00%, 10/1/2044	170,000	151,460
5.25%, 10/1/2054	210,000	189,506
		1,793,983
MINING — 0.7%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	250,000	234,383
Barrick North America Finance LLC 5.70%, 5/30/2041	303,000	304,651
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	300,000	311,019
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	445,000	451,991
5.00%, 2/21/2030	100,000	102,499
5.00%, 9/30/2043	472,000	447,470
5.13%, 2/21/2032	500,000	512,035
5.25%, 9/8/2026	337,000	341,007
5.25%, 9/8/2030	40,000	41,484
5.25%, 9/8/2033	1,310,000	1,341,112
5.30%, 2/21/2035 (a)	174,000	177,590
5.50%, 9/8/2053 (a)	210,000	207,751
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028 (a)	100,000	99,455
5.45%, 3/15/2043	450,000	426,042
Kinross Gold Corp.:
4.50%, 7/15/2027	200,000	200,270
6.25%, 7/15/2033	90,000	96,776
Newmont Corp. 2.60%, 7/15/2032 (a)	101,000	89,629
Security Description	Principal Amount	Value
Newmont Corp./Newcrest Finance Pty. Ltd.:
3.25%, 5/13/2030	$50,000	$47,700
5.35%, 3/15/2034	1,350,000	1,385,653
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	1,260,000	1,366,067
7.25%, 3/15/2031	200,000	229,354
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028 (a)	182,000	197,101
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	108,000	91,173
4.38%, 3/12/2027 (a)	50,000	50,272
4.50%, 3/14/2028	300,000	302,340
5.00%, 3/14/2032 (a)	300,000	305,139
5.00%, 3/9/2033	300,000	303,999
5.13%, 3/9/2053	254,000	233,650
5.25%, 3/14/2035	300,000	305,154
5.88%, 3/14/2065	275,000	276,480
Southern Copper Corp.:
5.25%, 11/8/2042	142,000	132,125
6.75%, 4/16/2040	775,000	846,362
		11,457,733
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
Series MTN, 2.25%, 9/19/2026 (a)	229,000	223,470
3.05%, 4/15/2030	300,000	281,958
Series MTN, 3.13%, 9/19/2046	25,000	17,052
3.25%, 8/26/2049	110,000	74,603
Series MTN, 3.38%, 3/1/2029 (a)	210,000	203,330
Series MTN, 3.63%, 10/15/2047	301,000	222,150
3.70%, 4/15/2050	761,000	557,988
4.80%, 3/15/2030	209,000	212,471
5.15%, 3/15/2035 (a)	380,000	383,029
Carlisle Cos., Inc.:
2.20%, 3/1/2032	171,000	144,700
3.75%, 12/1/2027	400,000	394,636
Eaton Corp.:
3.10%, 9/15/2027	61,000	59,881
3.92%, 9/15/2047	29,000	23,021
4.00%, 11/2/2032 (a)	50,000	48,317
4.15%, 3/15/2033	800,000	777,040
4.15%, 11/2/2042	300,000	258,003
4.35%, 5/18/2028	100,000	100,798
4.70%, 8/23/2052 (a)	200,000	177,828
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	800,000	664,088
4.88%, 9/15/2041	100,000	93,522
Parker-Hannifin Corp.:
4.10%, 3/1/2047 (e)	1,202,000	969,713
4.25%, 9/15/2027	300,000	300,945

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Series MTN, 4.45%, 11/21/2044	$554,000	$476,867
4.50%, 9/15/2029	250,000	252,467
Pentair Finance SARL:
4.50%, 7/1/2029	200,000	199,676
5.90%, 7/15/2032	200,000	208,962
Teledyne Technologies, Inc. 2.75%, 4/1/2031	603,000	547,192
Textron, Inc.:
3.38%, 3/1/2028	200,000	195,050
3.65%, 3/15/2027	89,000	87,876
5.50%, 5/15/2035	50,000	50,740
6.10%, 11/15/2033	855,000	911,293
		9,118,666
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	143,000	139,444
3.25%, 2/15/2029	400,000	379,160
3.28%, 12/1/2028	600,000	574,638
5.10%, 3/1/2030	165,000	166,455
		1,259,697
OIL & GAS — 3.0%
APA Corp.:
4.75%, 4/15/2043 (e)	44,000	32,968
6.10%, 2/15/2035 (e)	115,000	112,539
6.75%, 2/15/2055 (e)	200,000	189,286
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	584,000	522,295
2.94%, 6/4/2051	200,000	125,490
3.00%, 2/24/2050	250,000	160,480
3.00%, 3/17/2052	750,000	473,182
3.02%, 1/16/2027 (a)	303,000	297,849
3.06%, 6/17/2041	999,000	737,202
3.38%, 2/8/2061	200,000	129,046
3.59%, 4/14/2027	169,000	167,373
3.63%, 4/6/2030 (a)	159,000	154,348
4.70%, 4/10/2029	548,000	556,176
4.81%, 2/13/2033	684,000	683,008
4.89%, 9/11/2033 (a)	592,000	592,935
4.97%, 10/17/2029	195,000	199,976
4.99%, 4/10/2034	106,000	106,641
5.02%, 11/17/2027	950,000	967,603
BP Capital Markets PLC 3.72%, 11/28/2028	100,000	98,413
Burlington Resources LLC 5.95%, 10/15/2036	300,000	317,112
Canadian Natural Resources Ltd.:
5.00%, 12/15/2029 (e)	315,000	317,807
5.40%, 12/15/2034 (a) (e)	100,000	99,330
6.25%, 3/15/2038	292,000	302,623
6.75%, 2/1/2039	450,000	480,964
Security Description	Principal Amount	Value
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (a)	$500,000	$432,085
4.25%, 4/15/2027	100,000	99,690
5.40%, 6/15/2047	304,000	269,374
Chevron Corp.:
2.00%, 5/11/2027	60,000	57,971
2.24%, 5/11/2030	950,000	867,796
3.08%, 5/11/2050	200,000	134,770
Chevron USA, Inc.:
1.02%, 8/12/2027	200,000	188,180
2.34%, 8/12/2050 (a)	150,000	86,172
3.25%, 10/15/2029	290,000	281,338
4.48%, 2/26/2028	300,000	303,579
4.69%, 4/15/2030	225,000	229,601
4.82%, 4/15/2032	300,000	306,072
ConocoPhillips Co.:
4.03%, 3/15/2062	595,000	428,388
4.30%, 11/15/2044	200,000	166,388
5.05%, 9/15/2033 (a)	67,000	68,208
5.50%, 1/15/2055	250,000	237,015
5.55%, 3/15/2054	675,000	644,841
5.65%, 1/15/2065	155,000	147,176
5.70%, 9/15/2063	1,315,000	1,259,678
6.95%, 4/15/2029	180,000	197,420
Continental Resources, Inc. 4.38%, 1/15/2028	837,000	825,299
Coterra Energy, Inc.:
3.90%, 5/15/2027	200,000	197,544
4.38%, 3/15/2029 (a)	138,000	136,601
5.40%, 2/15/2035	100,000	98,982
5.60%, 3/15/2034	105,000	105,868
5.90%, 2/15/2055	175,000	162,890
Devon Energy Corp.:
4.75%, 5/15/2042	418,000	349,879
5.00%, 6/15/2045	1,080,000	899,294
5.20%, 9/15/2034 (a)	160,000	155,389
5.75%, 9/15/2054	208,000	187,410
Diamondback Energy, Inc.:
4.40%, 3/24/2051	200,000	154,516
5.40%, 4/18/2034	600,000	601,506
5.55%, 4/1/2035	210,000	212,268
5.75%, 4/18/2054	350,000	324,933
5.90%, 4/18/2064	313,000	290,339
6.25%, 3/15/2033	725,000	772,176
6.25%, 3/15/2053	100,000	98,849
EOG Resources, Inc.:
4.40%, 7/15/2028 (b)	85,000	85,511
4.95%, 4/15/2050	501,000	444,943
5.00%, 7/15/2032 (b)	250,000	252,940
5.35%, 1/15/2036 (b)	180,000	182,468
5.95%, 7/15/2055 (b)	95,000	96,707
EQT Corp.:
4.75%, 1/15/2031 (e)	900,000	886,005
5.70%, 4/1/2028	95,000	97,672
5.75%, 2/1/2034	589,000	608,820

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
7.00%, 2/1/2030	$200,000	$216,586
Expand Energy Corp.:
4.75%, 2/1/2032	233,000	226,252
5.38%, 3/15/2030	426,000	427,444
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	100,000	94,255
2.61%, 10/15/2030 (a)	71,000	65,718
3.10%, 8/16/2049	840,000	562,481
3.45%, 4/15/2051	300,000	212,595
3.48%, 3/19/2030	930,000	904,211
3.57%, 3/6/2045	100,000	76,848
4.11%, 3/1/2046	424,000	348,189
4.23%, 3/19/2040	750,000	670,537
4.33%, 3/19/2050	849,000	704,763
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (a)	600,000	501,732
4.65%, 12/1/2027 (a) (e)	100,000	99,068
4.85%, 12/1/2029 (a) (e)	200,000	190,832
Hess Corp.:
7.13%, 3/15/2033	252,000	285,483
7.88%, 10/1/2029	128,000	144,035
HF Sinclair Corp.:
4.50%, 10/1/2030	80,000	77,602
5.75%, 1/15/2031 (a)	320,000	327,738
6.25%, 1/15/2035 (a)	150,000	152,294
Marathon Oil Corp. 4.40%, 7/15/2027	10,000	9,931
Marathon Petroleum Corp.:
4.50%, 4/1/2048	400,000	309,868
4.75%, 9/15/2044	12,000	9,998
5.70%, 3/1/2035	260,000	263,622
6.50%, 3/1/2041	453,000	472,764
Occidental Petroleum Corp.:
4.20%, 3/15/2048	77,000	52,774
4.40%, 4/15/2046	585,000	429,864
5.20%, 8/1/2029	122,000	122,404
6.05%, 10/1/2054	700,000	641,011
6.45%, 9/15/2036	555,000	568,231
6.60%, 3/15/2046	143,000	141,038
6.63%, 9/1/2030	305,000	322,577
7.88%, 9/15/2031	100,000	112,330
7.95%, 6/15/2039	211,000	237,947
8.88%, 7/15/2030	280,000	320,600
Ovintiv, Inc.:
5.65%, 5/15/2028 (a)	140,000	143,956
6.25%, 7/15/2033	135,000	139,344
6.50%, 8/15/2034	50,000	51,918
7.10%, 7/15/2053	200,000	206,974
7.20%, 11/1/2031	253,000	274,816
7.38%, 11/1/2031	521,000	569,323
8.13%, 9/15/2030	50,000	56,728
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	210,000	203,370
7.15%, 10/1/2033	200,000	204,766
Security Description	Principal Amount	Value
Phillips 66 Co.:
2.15%, 12/15/2030	$300,000	$264,291
3.75%, 3/1/2028	276,000	271,937
3.90%, 3/15/2028	549,000	543,406
4.68%, 2/15/2045	355,000	297,916
4.88%, 11/15/2044	360,000	312,700
4.90%, 10/1/2046	425,000	359,393
5.30%, 6/30/2033	75,000	75,880
5.50%, 3/15/2055	537,000	489,728
5.65%, 6/15/2054	80,000	74,374
5.88%, 5/1/2042	50,000	49,723
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	265,000	234,954
2.15%, 1/15/2031 (a)	429,000	380,995
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	282,000	262,288
2.75%, 4/6/2030 (a)	750,000	703,545
3.25%, 4/6/2050	400,000	273,924
3.75%, 9/12/2046	280,000	215,555
4.00%, 5/10/2046	1,270,000	1,011,847
4.38%, 5/11/2045	400,000	338,556
4.55%, 8/12/2043	926,000	817,538
Shell International Finance BV:
2.50%, 9/12/2026	331,000	325,317
3.13%, 11/7/2049	420,000	281,110
3.63%, 8/21/2042	16,000	12,542
3.88%, 11/13/2028 (a)	230,000	229,294
Suncor Energy, Inc.:
3.75%, 3/4/2051	25,000	17,551
4.00%, 11/15/2047	83,000	61,437
6.80%, 5/15/2038	50,000	54,073
6.85%, 6/1/2039	150,000	163,430
7.15%, 2/1/2032	415,000	458,251
TotalEnergies Capital International SA:
2.83%, 1/10/2030 (a)	280,000	265,258
3.13%, 5/29/2050	300,000	198,078
3.39%, 6/29/2060	652,000	428,208
3.46%, 2/19/2029	300,000	293,274
3.46%, 7/12/2049	485,000	344,175
TotalEnergies Capital SA:
3.88%, 10/11/2028	190,000	189,105
5.15%, 4/5/2034 (a)	98,000	100,381
5.28%, 9/10/2054 (a)	250,000	234,188
5.43%, 9/10/2064	200,000	187,068
5.49%, 4/5/2054	625,000	601,419
5.64%, 4/5/2064	250,000	242,327
Valero Energy Corp.:
5.15%, 2/15/2030	300,000	306,096
6.63%, 6/15/2037	300,000	323,295
7.50%, 4/15/2032	480,000	549,019
Woodside Finance Ltd.:
4.90%, 5/19/2028	125,000	125,766
5.40%, 5/19/2030	250,000	253,425

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.70%, 5/19/2032	$500,000	$508,890
5.70%, 9/12/2054	150,000	135,420
6.00%, 5/19/2035	250,000	255,332
		48,736,293
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (a)	143,000	138,587
3.14%, 11/7/2029	100,000	95,401
3.34%, 12/15/2027	785,000	769,355
4.08%, 12/15/2047	730,000	572,123
4.49%, 5/1/2030	38,000	38,095
Halliburton Co.:
4.50%, 11/15/2041	372,000	318,882
4.75%, 8/1/2043	391,000	339,803
4.85%, 11/15/2035	225,000	216,583
5.00%, 11/15/2045	475,000	420,408
6.70%, 9/15/2038	59,000	64,738
NOV, Inc. 3.95%, 12/1/2042 (a)	58,000	43,530
		3,017,505
PACKAGING & CONTAINERS — 0.4%
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (a)	652,000	592,948
2.69%, 5/25/2031 (a)	310,000	277,565
4.80%, 3/17/2028 (e)	190,000	191,446
5.10%, 3/17/2030 (e)	124,000	126,112
5.50%, 3/17/2035 (e)	140,000	142,082
AptarGroup, Inc. 3.60%, 3/15/2032	400,000	368,660
Berry Global, Inc.:
1.65%, 1/15/2027	574,000	550,627
5.50%, 4/15/2028	910,000	933,596
Packaging Corp. of America:
4.05%, 12/15/2049	50,000	38,223
5.70%, 12/1/2033	620,000	647,336
Smurfit Kappa Treasury ULC 5.44%, 4/3/2034	620,000	631,197
Sonoco Products Co.:
2.85%, 2/1/2032 (a)	221,000	194,352
3.13%, 5/1/2030 (a)	480,000	447,413
4.45%, 9/1/2026	50,000	49,952
4.60%, 9/1/2029	84,000	83,807
WRKCo, Inc.:
3.90%, 6/1/2028	905,000	893,163
4.00%, 3/15/2028	385,000	381,369
4.90%, 3/15/2029 (a)	150,000	151,930
		6,701,778
PHARMACEUTICALS — 4.8%
AbbVie, Inc.:
2.95%, 11/21/2026	3,000,000	2,951,250
3.20%, 11/21/2029	500,000	478,150
Security Description	Principal Amount	Value
4.05%, 11/21/2039	$887,000	$777,163
4.25%, 11/21/2049	900,000	741,591
4.40%, 11/6/2042	400,000	351,384
4.45%, 5/14/2046	430,000	370,135
4.63%, 10/1/2042	850,000	766,445
4.65%, 3/15/2028	800,000	811,680
4.70%, 5/14/2045	475,000	425,400
4.80%, 3/15/2027	300,000	302,973
4.80%, 3/15/2029	236,000	240,619
4.85%, 6/15/2044	950,000	874,779
4.88%, 3/15/2030	200,000	204,864
4.88%, 11/14/2048	874,000	791,783
4.95%, 3/15/2031	500,000	513,115
5.05%, 3/15/2034	800,000	814,624
5.20%, 3/15/2035	20,000	20,432
5.40%, 3/15/2054	500,000	486,275
5.50%, 3/15/2064	200,000	193,976
5.60%, 3/15/2055	200,000	199,980
Astrazeneca Finance LLC:
1.75%, 5/28/2028 (a)	712,000	667,628
2.25%, 5/28/2031 (a)	2,320,000	2,076,470
4.80%, 2/26/2027 (a)	500,000	505,660
4.85%, 2/26/2029	280,000	286,230
4.88%, 3/3/2028	100,000	102,204
4.88%, 3/3/2033	180,000	183,087
AstraZeneca PLC:
3.00%, 5/28/2051	200,000	133,894
4.38%, 11/16/2045	300,000	261,207
6.45%, 9/15/2037	542,000	608,417
Becton Dickinson & Co.:
2.82%, 5/20/2030	1,000,000	925,390
3.70%, 6/6/2027	275,000	271,859
4.30%, 8/22/2032	100,000	96,809
4.67%, 6/6/2047	100,000	85,789
4.69%, 12/15/2044 (a)	400,000	347,816
4.87%, 2/8/2029	150,000	152,070
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	100,000	93,668
1.45%, 11/13/2030 (a)	400,000	346,128
2.95%, 3/15/2032	598,000	542,225
3.40%, 7/26/2029	725,000	702,525
4.13%, 6/15/2039	900,000	799,497
4.35%, 11/15/2047	600,000	501,174
4.90%, 2/22/2029	350,000	358,372
5.00%, 8/15/2045 (a)	155,000	143,527
5.10%, 2/22/2031 (a)	250,000	258,743
5.20%, 2/22/2034	100,000	102,387
5.55%, 2/22/2054	960,000	935,213
5.65%, 2/22/2064	650,000	630,766
5.75%, 2/1/2031 (a)	100,000	106,529
5.90%, 11/15/2033 (a)	627,000	673,617
6.25%, 11/15/2053	800,000	856,016
6.40%, 11/15/2063	955,000	1,033,654
Cardinal Health, Inc.:
4.50%, 11/15/2044	750,000	629,452

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.70%, 11/15/2026	$200,000	$201,026
4.90%, 9/15/2045	80,000	70,850
5.00%, 11/15/2029	100,000	101,953
5.35%, 11/15/2034	200,000	203,826
5.45%, 2/15/2034 (a)	104,000	106,943
5.75%, 11/15/2054 (a)	75,000	73,907
Cencora, Inc.:
2.70%, 3/15/2031	455,000	410,979
3.45%, 12/15/2027	50,000	49,046
4.25%, 3/1/2045	20,000	16,405
4.63%, 12/15/2027	100,000	100,818
5.13%, 2/15/2034	164,000	165,315
5.15%, 2/15/2035 (a)	100,000	100,874
Cigna Group 6.13%, 11/15/2041	100,000	103,945
CVS Health Corp.:
1.30%, 8/21/2027	580,000	543,698
1.88%, 2/28/2031	434,000	371,682
2.13%, 9/15/2031	390,000	333,571
3.00%, 8/15/2026	305,000	300,190
3.75%, 4/1/2030	303,000	290,629
4.13%, 4/1/2040	250,000	208,560
4.25%, 4/1/2050	150,000	113,493
4.30%, 3/25/2028	734,000	730,895
4.78%, 3/25/2038	350,000	321,107
5.00%, 1/30/2029	120,000	121,824
5.05%, 3/25/2048	900,000	777,384
5.13%, 7/20/2045	216,000	191,043
5.25%, 2/21/2033	1,175,000	1,182,790
5.30%, 6/1/2033	395,000	397,903
5.40%, 6/1/2029 (a)	150,000	154,296
5.55%, 6/1/2031	237,000	246,302
5.70%, 6/1/2034	280,000	288,263
5.88%, 6/1/2053 (a)	95,000	90,797
6.00%, 6/1/2044	3,000,000	2,963,760
6.00%, 6/1/2063	254,000	242,634
Eli Lilly & Co.:
3.95%, 3/15/2049	200,000	160,474
4.15%, 8/14/2027	445,000	447,149
4.15%, 3/15/2059	154,000	122,493
4.20%, 8/14/2029	110,000	110,360
4.50%, 2/9/2027	150,000	151,217
4.70%, 2/27/2033 (a)	1,209,000	1,219,748
4.70%, 2/9/2034	637,000	636,605
4.75%, 2/12/2030	270,000	276,917
4.88%, 2/27/2053	253,000	231,912
4.90%, 2/12/2032	300,000	308,112
4.95%, 2/27/2063	128,000	116,237
5.10%, 2/12/2035	111,000	113,615
5.10%, 2/9/2064	390,000	362,497
5.20%, 8/14/2064	390,000	368,940
5.50%, 2/12/2055	600,000	604,752
5.60%, 2/12/2065	100,000	101,119
GlaxoSmithKline Capital PLC 4.32%, 3/12/2027	50,000	50,297
Security Description	Principal Amount	Value
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	$720,000	$716,782
4.88%, 4/15/2035	63,000	62,931
6.38%, 5/15/2038	900,000	999,927
Johnson & Johnson:
2.10%, 9/1/2040	1,000,000	687,740
2.25%, 9/1/2050 (a)	197,000	115,316
2.45%, 9/1/2060 (a)	110,000	61,155
2.90%, 1/15/2028	286,000	279,242
3.40%, 1/15/2038	1,032,000	888,428
3.63%, 3/3/2037	450,000	402,201
3.70%, 3/1/2046	405,000	324,810
3.75%, 3/3/2047	400,000	320,604
4.55%, 3/1/2028	100,000	101,710
4.85%, 3/1/2032	180,000	185,004
4.90%, 6/1/2031 (a)	500,000	517,395
4.95%, 5/15/2033	450,000	466,105
5.25%, 6/1/2054 (a)	200,000	198,752
5.85%, 7/15/2038	102,000	111,415
5.95%, 8/15/2037	55,000	60,834
6.95%, 9/1/2029	1,779,000	1,984,119
McKesson Corp.:
1.30%, 8/15/2026	214,000	207,360
3.95%, 2/16/2028	372,000	370,583
4.65%, 5/30/2030	250,000	251,980
4.90%, 7/15/2028	135,000	137,796
4.95%, 5/30/2032	250,000	253,283
5.25%, 5/30/2035	250,000	254,185
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	300,000	261,651
Merck & Co., Inc.:
1.45%, 6/24/2030	1,250,000	1,093,212
1.70%, 6/10/2027	1,350,000	1,293,975
2.45%, 6/24/2050	300,000	175,662
2.90%, 12/10/2061	480,000	279,802
3.40%, 3/7/2029	300,000	292,506
3.70%, 2/10/2045	250,000	197,050
4.00%, 3/7/2049	500,000	397,805
4.15%, 5/18/2043	250,000	213,363
4.50%, 5/17/2033 (a)	450,000	448,420
5.00%, 5/17/2053 (a)	1,070,000	983,683
5.15%, 5/17/2063	435,000	400,531
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	400,000	424,132
Mylan, Inc.:
4.55%, 4/15/2028	507,000	502,574
5.20%, 4/15/2048	120,000	95,215
Novartis Capital Corp.:
2.00%, 2/14/2027	54,000	52,440
2.20%, 8/14/2030	697,000	634,716
2.75%, 8/14/2050	135,000	86,505
3.10%, 5/17/2027	231,000	227,685
3.80%, 9/18/2029 (a)	296,000	293,466
4.00%, 9/18/2031	555,000	546,730
4.40%, 5/6/2044	200,000	178,332

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.70%, 9/18/2054	$105,000	$93,939
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028 (a)	2,500,000	2,520,125
4.65%, 5/19/2030	360,000	364,860
4.75%, 5/19/2033 (a)	456,000	455,193
5.11%, 5/19/2043	725,000	691,534
5.30%, 5/19/2053	1,350,000	1,274,373
5.34%, 5/19/2063	1,835,000	1,702,678
Pfizer, Inc.:
1.70%, 5/28/2030	700,000	619,829
2.63%, 4/1/2030	400,000	372,192
4.00%, 3/15/2049	105,000	82,824
4.10%, 9/15/2038	30,000	26,909
4.13%, 12/15/2046	55,000	45,168
4.40%, 5/15/2044	1,049,000	918,148
7.20%, 3/15/2039	300,000	356,115
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	850,000	761,013
3.18%, 7/9/2050	360,000	235,350
3.38%, 7/9/2060 (a)	45,000	28,494
5.00%, 11/26/2028	130,000	132,371
5.30%, 7/5/2034	200,000	203,172
5.65%, 7/5/2044	200,000	199,140
5.65%, 7/5/2054	200,000	194,118
5.80%, 7/5/2064 (a)	320,000	310,592
Takeda U.S. Financing, Inc.:
5.20%, 7/7/2035 (b)	500,000	500,040
5.90%, 7/7/2055 (b)	215,000	215,985
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	315,000	254,930
Viatris, Inc.:
2.30%, 6/22/2027	400,000	381,228
3.85%, 6/22/2040	548,000	404,468
4.00%, 6/22/2050	246,000	163,890
Wyeth LLC 5.95%, 4/1/2037	261,000	278,620
Zoetis, Inc.:
2.00%, 5/15/2030	285,000	256,038
3.00%, 9/12/2027	405,000	395,207
3.00%, 5/15/2050	75,000	49,343
		78,220,791
PIPELINES — 3.5%
Boardwalk Pipelines LP 3.60%, 9/1/2032	800,000	724,672
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	390,000	318,802
5.13%, 6/30/2027	346,000	349,367
Cheniere Energy Partners LP:
3.25%, 1/31/2032	300,000	268,824
4.00%, 3/1/2031	150,000	142,664
4.50%, 10/1/2029	700,000	692,405
5.55%, 10/30/2035 (b) (e)	85,000	85,677
Security Description	Principal Amount	Value
5.95%, 6/30/2033	$756,000	$788,878
Cheniere Energy, Inc. 5.65%, 4/15/2034	900,000	922,140
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	489,000	472,936
DCP Midstream Operating LP:
3.25%, 2/15/2032	50,000	44,140
5.13%, 5/15/2029	60,000	60,924
5.60%, 4/1/2044	192,000	175,327
5.63%, 7/15/2027	125,000	127,708
Eastern Gas Transmission & Storage, Inc. 4.60%, 12/15/2044	215,000	181,787
Enbridge Energy Partners LP:
7.38%, 10/15/2045	845,000	966,976
Series B, 7.50%, 4/15/2038 (a)	129,000	148,573
Enbridge, Inc.:
1.60%, 10/4/2026	180,000	173,947
4.25%, 12/1/2026	146,000	145,780
4.60%, 6/20/2028	55,000	55,413
4.90%, 6/20/2030	125,000	126,266
5.25%, 4/5/2027	150,000	152,246
5.30%, 4/5/2029	150,000	154,129
5.55%, 6/20/2035	165,000	167,742
5.63%, 4/5/2034	500,000	514,310
5.70%, 3/8/2033	710,000	736,398
6.70%, 11/15/2053	256,000	277,053
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (c)	290,000	298,033
Energy Transfer LP:
3.90%, 7/15/2026	25,000	24,847
4.20%, 4/15/2027	174,000	173,394
4.40%, 3/15/2027	150,000	150,014
4.95%, 6/15/2028	300,000	304,338
5.00%, 5/15/2044	8,000	6,894
5.00%, 5/15/2050	500,000	418,360
5.15%, 2/1/2043	555,000	484,987
5.15%, 3/15/2045	910,000	802,174
5.20%, 4/1/2030	100,000	102,180
5.30%, 4/1/2044	300,000	268,275
5.35%, 5/15/2045	47,000	42,397
5.50%, 6/1/2027	200,000	203,618
5.55%, 2/15/2028	418,000	430,101
5.55%, 5/15/2034	231,000	234,028
5.60%, 9/1/2034	67,000	68,016
5.75%, 2/15/2033	835,000	866,772
5.95%, 5/15/2054	300,000	285,096
6.00%, 6/15/2048	200,000	192,364
6.05%, 12/1/2026	200,000	204,214
6.05%, 9/1/2054	200,000	192,164
6.13%, 12/15/2045	309,000	303,744
6.20%, 4/1/2055	750,000	738,555
6.25%, 4/15/2049	1,001,000	988,528
6.50%, 2/1/2042	200,000	207,718
6.55%, 12/1/2033	520,000	564,174

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Enterprise Products Operating LLC:
3.13%, 7/31/2029	$100,000	$95,644
3.30%, 2/15/2053 (a)	387,000	256,163
3.70%, 1/31/2051 (a)	195,000	141,133
3.95%, 1/31/2060	120,000	87,584
4.20%, 1/31/2050	1,300,000	1,031,615
4.25%, 2/15/2048	220,000	178,453
4.30%, 6/20/2028 (a)	110,000	110,504
4.45%, 2/15/2043	7,000	6,057
4.60%, 1/11/2027	281,000	282,683
4.60%, 1/15/2031	250,000	251,807
4.85%, 1/31/2034	200,000	199,298
4.85%, 3/15/2044	460,000	415,049
4.90%, 5/15/2046	160,000	143,795
5.10%, 2/15/2045	806,000	749,153
5.20%, 1/15/2036	250,000	251,975
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	1,128,000	1,115,062
5.35%, 1/31/2033	80,000	82,932
5.55%, 2/16/2055	300,000	289,350
Series D, 6.88%, 3/1/2033	659,000	741,935
Kinder Morgan Energy Partners LP:
5.40%, 9/1/2044	150,000	139,055
6.38%, 3/1/2041	300,000	311,190
6.50%, 9/1/2039	100,000	106,123
6.55%, 9/15/2040	143,000	152,334
7.30%, 8/15/2033	250,000	282,037
7.50%, 11/15/2040	150,000	171,390
Kinder Morgan, Inc.:
1.75%, 11/15/2026	97,000	93,788
3.60%, 2/15/2051 (a)	100,000	68,932
4.80%, 2/1/2033	897,000	883,751
5.05%, 2/15/2046	319,000	281,986
5.20%, 6/1/2033	450,000	452,457
5.40%, 2/1/2034	366,000	370,758
5.45%, 8/1/2052	100,000	92,149
5.55%, 6/1/2045	1,000,000	945,150
5.85%, 6/1/2035	360,000	373,086
5.95%, 8/1/2054	295,000	290,159
Series GMTN, 7.75%, 1/15/2032	210,000	242,428
Series GMTN, 7.80%, 8/1/2031	163,000	187,796
MPLX LP:
4.70%, 4/15/2048	685,000	555,672
4.90%, 4/15/2058	300,000	241,617
4.95%, 9/1/2032	1,185,000	1,173,861
4.95%, 3/14/2052	100,000	82,843
5.00%, 3/1/2033	400,000	394,524
5.20%, 3/1/2047	1,250,000	1,092,137
5.50%, 6/1/2034	100,000	100,481
5.50%, 2/15/2049	235,000	212,579
5.95%, 4/1/2055	200,000	190,528
Security Description	Principal Amount	Value
ONEOK Partners LP 6.85%, 10/15/2037	$5,000	$5,460
ONEOK, Inc.:
3.10%, 3/15/2030	380,000	355,251
3.25%, 6/1/2030	80,000	74,983
4.25%, 9/24/2027 (a)	100,000	99,864
4.35%, 3/15/2029	200,000	198,528
4.50%, 3/15/2050	200,000	154,142
4.75%, 10/15/2031 (a)	125,000	123,921
4.85%, 7/15/2026	346,000	346,609
4.85%, 2/1/2049	212,000	172,521
5.15%, 10/15/2043	100,000	88,764
5.45%, 6/1/2047	205,000	182,042
5.70%, 11/1/2054 (a)	500,000	461,220
6.05%, 9/1/2033	500,000	525,020
6.35%, 1/15/2031	152,000	162,493
6.63%, 9/1/2053	1,325,000	1,377,775
7.15%, 1/15/2051	959,000	1,032,565
Plains All American Pipeline LP/PAA Finance Corp.:
3.80%, 9/15/2030	187,000	178,750
4.30%, 1/31/2043	782,000	621,119
4.70%, 6/15/2044	100,000	83,086
4.90%, 2/15/2045 (a)	323,000	275,393
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	2,150,000	2,251,329
South Bow USA Infrastructure Holdings LLC:
5.03%, 10/1/2029 (e)	300,000	300,954
5.58%, 10/1/2034 (e)	600,000	593,418
6.18%, 10/1/2054 (e)	280,000	266,137
Spectra Energy Partners LP 3.38%, 10/15/2026	600,000	591,666
Targa Resources Corp.:
4.20%, 2/1/2033	182,000	170,538
4.90%, 9/15/2030	180,000	181,609
5.20%, 7/1/2027	180,000	182,392
5.55%, 8/15/2035	250,000	251,257
5.65%, 2/15/2036	290,000	292,685
6.13%, 3/15/2033	60,000	63,289
6.50%, 3/30/2034	160,000	172,030
6.50%, 2/15/2053	1,130,000	1,160,001
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	540,000	502,556
4.88%, 2/1/2031	85,000	84,277
6.88%, 1/15/2029	150,000	153,051
TC PipeLines LP 3.90%, 5/25/2027	100,000	98,817
TransCanada PipeLines Ltd.:
4.25%, 5/15/2028	750,000	747,675
4.63%, 3/1/2034	200,000	191,712
5.60%, 3/31/2034	265,000	269,884

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.10%, 6/1/2040	$10,000	$10,381
6.20%, 10/15/2037	402,000	421,465
7.25%, 8/15/2038	25,000	28,370
7.63%, 1/15/2039	487,000	569,050
Transcontinental Gas Pipe Line Co. LLC 3.25%, 5/15/2030	345,000	325,528
Western Midstream Operating LP:
4.50%, 3/1/2028	25,000	24,850
4.75%, 8/15/2028	50,000	50,022
5.30%, 3/1/2048	1,090,000	911,894
5.50%, 8/15/2048	10,000	8,553
6.15%, 4/1/2033	800,000	831,840
6.35%, 1/15/2029	50,000	52,362
Williams Cos., Inc.:
2.60%, 3/15/2031	220,000	197,151
3.75%, 6/15/2027	820,000	810,750
4.63%, 6/30/2030	235,000	235,216
4.65%, 8/15/2032	20,000	19,621
4.90%, 3/15/2029	210,000	212,923
5.10%, 9/15/2045	545,000	494,211
5.15%, 3/15/2034	140,000	139,836
5.30%, 8/15/2028	75,000	77,075
5.30%, 9/30/2035	350,000	350,364
5.30%, 8/15/2052	400,000	365,388
5.40%, 3/4/2044	200,000	187,910
5.60%, 3/15/2035	100,000	102,822
5.65%, 3/15/2033	384,000	399,064
5.75%, 6/24/2044	101,000	99,178
5.80%, 11/15/2043	77,000	76,332
5.80%, 11/15/2054	75,000	73,294
6.00%, 3/15/2055	100,000	100,037
6.30%, 4/15/2040	100,000	106,283
Series A, 7.50%, 1/15/2031	68,000	76,921
8.75%, 3/15/2032	520,000	625,810
		56,478,356
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	1,000,000	884,190
4.80%, 6/15/2030	195,000	195,815
5.50%, 4/1/2029 (a)	50,000	51,679
5.50%, 6/15/2035	145,000	146,006
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	68,000	72,981
		1,350,671
REAL ESTATE INVESTMENT TRUSTS — 4.0%
Agree LP:
2.90%, 10/1/2030	375,000	346,072
5.60%, 6/15/2035	250,000	254,502
5.63%, 6/15/2034	130,000	133,190
Alexandria Real Estate Equities, Inc.:
3.00%, 5/18/2051	100,000	60,636
Security Description	Principal Amount	Value
3.55%, 3/15/2052	$100,000	$67,322
3.95%, 1/15/2027	230,000	228,197
4.00%, 2/1/2050	300,000	221,292
4.70%, 7/1/2030	1,045,000	1,044,718
4.85%, 4/15/2049	721,000	604,328
5.15%, 4/15/2053	100,000	87,575
American Assets Trust LP:
3.38%, 2/1/2031	182,000	163,105
6.15%, 10/1/2034	751,000	750,977
American Homes 4 Rent LP:
2.38%, 7/15/2031	506,000	440,417
4.25%, 2/15/2028	100,000	99,419
4.95%, 6/15/2030	149,000	150,474
5.25%, 3/15/2035 (a)	165,000	163,860
5.50%, 2/1/2034	100,000	101,698
American Tower Corp.:
1.45%, 9/15/2026	165,000	159,425
1.50%, 1/31/2028	600,000	558,828
2.75%, 1/15/2027 (a)	750,000	732,097
3.38%, 10/15/2026	200,000	197,490
3.55%, 7/15/2027	306,000	301,535
3.95%, 3/15/2029	519,000	508,854
5.00%, 1/31/2030	55,000	56,055
5.25%, 7/15/2028	250,000	256,232
5.45%, 2/15/2034	781,000	803,055
5.50%, 3/15/2028	360,000	370,084
5.55%, 7/15/2033	463,000	477,691
5.80%, 11/15/2028	385,000	401,705
Americold Realty Operating Partnership LP 5.60%, 5/15/2032	160,000	160,722
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	119,000	110,396
Series MTN, 4.35%, 4/15/2048	50,000	41,477
5.00%, 2/15/2033	217,000	220,055
5.00%, 8/1/2035 (b)	250,000	247,987
5.30%, 12/7/2033	851,000	876,130
5.35%, 6/1/2034	330,000	339,458
Boston Properties LP:
2.55%, 4/1/2032	200,000	168,716
2.75%, 10/1/2026	791,000	773,471
2.90%, 3/15/2030	99,000	90,930
5.75%, 1/15/2035 (a)	400,000	402,400
6.50%, 1/15/2034 (a)	660,000	706,834
6.75%, 12/1/2027	140,000	146,999
Brixmor Operating Partnership LP:
5.20%, 4/1/2032	71,000	71,706
5.50%, 2/15/2034	950,000	959,908
5.75%, 2/15/2035	475,000	487,777
Broadstone Net Lease LLC 2.60%, 9/15/2031	250,000	212,630
Camden Property Trust:
2.80%, 5/15/2030	155,000	144,204
3.15%, 7/1/2029	159,000	151,891

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.90%, 1/15/2034	$100,000	$100,013
5.85%, 11/3/2026	104,000	105,995
CBRE Services, Inc. 5.95%, 8/15/2034	85,000	89,525
COPT Defense Properties LP 2.00%, 1/15/2029 (a)	106,000	96,566
Cousins Properties LP:
5.25%, 7/15/2030	250,000	254,542
5.38%, 2/15/2032	278,000	280,858
5.88%, 10/1/2034	250,000	257,260
Crown Castle, Inc.:
1.05%, 7/15/2026	150,000	144,477
2.10%, 4/1/2031	385,000	330,349
2.25%, 1/15/2031	103,000	89,608
2.90%, 3/15/2027	202,000	196,631
3.65%, 9/1/2027	860,000	845,432
3.80%, 2/15/2028	408,000	400,627
4.00%, 3/1/2027	104,000	103,347
4.30%, 2/15/2029	173,000	170,810
5.00%, 1/11/2028	300,000	303,066
5.10%, 5/1/2033	348,000	346,698
5.60%, 6/1/2029	500,000	516,435
5.80%, 3/1/2034	1,204,000	1,247,308
CubeSmart LP:
2.25%, 12/15/2028	87,000	81,112
3.13%, 9/1/2026	100,000	98,341
Digital Realty Trust LP:
4.45%, 7/15/2028	140,000	140,178
5.55%, 1/15/2028	502,000	515,082
DOC Dr. LLC 2.63%, 11/1/2031	650,000	572,182
EPR Properties:
3.75%, 8/15/2029	150,000	143,006
4.50%, 6/1/2027 (a)	85,000	84,573
4.75%, 12/15/2026	200,000	199,716
4.95%, 4/15/2028	100,000	99,895
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	500,000	512,160
Equinix, Inc.:
1.55%, 3/15/2028	80,000	74,542
1.80%, 7/15/2027	110,000	104,796
2.15%, 7/15/2030	100,000	88,972
2.50%, 5/15/2031	600,000	531,708
2.90%, 11/18/2026	510,000	499,846
2.95%, 9/15/2051	100,000	61,356
3.90%, 4/15/2032	300,000	283,971
ERP Operating LP:
4.50%, 7/1/2044	710,000	616,379
4.50%, 6/1/2045	500,000	427,770
4.95%, 6/15/2032	85,000	85,910
Essential Properties LP 2.95%, 7/15/2031	160,000	142,258
Essex Portfolio LP:
1.70%, 3/1/2028	520,000	484,682
2.65%, 3/15/2032 (a)	128,000	111,804
Security Description	Principal Amount	Value
4.50%, 3/15/2048	$50,000	$42,088
5.38%, 4/1/2035	113,000	114,695
5.50%, 4/1/2034	477,000	488,085
Extra Space Storage LP:
2.35%, 3/15/2032	278,000	236,014
5.40%, 2/1/2034	900,000	913,248
5.40%, 6/15/2035	198,000	199,075
5.70%, 4/1/2028	243,000	251,036
Federal Realty OP LP:
3.20%, 6/15/2029	225,000	213,988
4.50%, 12/1/2044	185,000	156,181
5.38%, 5/1/2028	100,000	102,493
First Industrial LP 5.25%, 1/15/2031	100,000	101,177
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	252,000	222,287
5.63%, 9/15/2034	100,000	99,730
6.75%, 12/1/2033	800,000	855,376
Healthcare Realty Holdings LP 3.50%, 8/1/2026	580,000	572,588
Healthpeak OP LLC:
3.00%, 1/15/2030 (a)	40,000	37,514
3.25%, 7/15/2026	475,000	469,267
6.75%, 2/1/2041	201,000	220,230
Highwoods Realty LP:
2.60%, 2/1/2031	65,000	56,161
3.05%, 2/15/2030	250,000	228,325
4.13%, 3/15/2028	300,000	293,979
7.65%, 2/1/2034	250,000	282,685
Host Hotels & Resorts LP:
5.50%, 4/15/2035 (a)	600,000	593,958
5.70%, 6/15/2032	250,000	253,680
5.70%, 7/1/2034 (a)	356,000	357,933
Invitation Homes Operating Partnership LP:
4.15%, 4/15/2032	677,000	641,715
4.88%, 2/1/2035	100,000	96,897
5.50%, 8/15/2033	150,000	152,556
Kilroy Realty LP:
2.50%, 11/15/2032	103,000	82,858
3.05%, 2/15/2030	368,000	332,985
4.25%, 8/15/2029	150,000	144,810
6.25%, 1/15/2036	280,000	278,807
Kimco Realty OP LLC:
1.90%, 3/1/2028	650,000	614,945
4.13%, 12/1/2046	50,000	39,565
4.45%, 9/1/2047	50,000	41,644
4.85%, 3/1/2035	132,000	129,210
5.30%, 2/1/2036	250,000	251,615
6.40%, 3/1/2034	480,000	522,230
Kite Realty Group LP:
4.95%, 12/15/2031	175,000	175,563
5.20%, 8/15/2032	105,000	105,894
5.50%, 3/1/2034	87,000	88,666

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
LXP Industrial Trust:
2.38%, 10/1/2031	$100,000	$84,650
6.75%, 11/15/2028	145,000	153,458
Mid-America Apartments LP:
1.10%, 9/15/2026	185,000	178,253
3.60%, 6/1/2027	85,000	84,125
5.30%, 2/15/2032	488,000	504,246
National Health Investors, Inc. 3.00%, 2/1/2031	215,000	190,877
NNN REIT, Inc.:
3.50%, 4/15/2051	88,000	60,566
4.60%, 2/15/2031 (b)	500,000	497,385
4.80%, 10/15/2048	100,000	86,281
5.50%, 6/15/2034	225,000	230,526
5.60%, 10/15/2033	45,000	46,505
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	563,000	485,582
4.50%, 4/1/2027	66,000	66,157
5.20%, 7/1/2030	250,000	251,505
Phillips Edison Grocery Center Operating Partnership I LP:
2.63%, 11/15/2031	125,000	108,764
5.25%, 8/15/2032	175,000	176,563
5.75%, 7/15/2034	24,000	24,652
Piedmont Operating Partnership LP:
2.75%, 4/1/2032 (a)	125,000	104,208
3.15%, 8/15/2030	125,000	112,050
6.88%, 7/15/2029	100,000	105,338
9.25%, 7/20/2028 (a)	193,000	214,988
Prologis LP:
2.25%, 4/15/2030	935,000	850,111
2.25%, 1/15/2032	15,000	13,003
2.88%, 11/15/2029	114,000	107,479
3.05%, 3/1/2050	15,000	9,790
3.88%, 9/15/2028	150,000	148,563
4.38%, 9/15/2048	520,000	431,980
4.75%, 1/15/2031	175,000	177,233
4.75%, 6/15/2033 (a)	100,000	99,588
5.25%, 5/15/2035	350,000	354,574
5.25%, 6/15/2053	300,000	281,694
5.25%, 3/15/2054	502,000	471,227
Public Storage Operating Co.:
1.85%, 5/1/2028	164,000	154,040
2.25%, 11/9/2031	393,000	343,195
2.30%, 5/1/2031	250,000	222,025
3.39%, 5/1/2029	100,000	96,967
4.38%, 7/1/2030	250,000	249,295
5.00%, 7/1/2035	250,000	249,052
5.35%, 8/1/2053	420,000	403,074
Realty Income Corp.:
2.20%, 6/15/2028	396,000	374,042
2.70%, 2/15/2032	87,000	76,684
3.25%, 6/15/2029 (a)	500,000	479,680
Security Description	Principal Amount	Value
3.25%, 1/15/2031	$1,573,000	$1,473,036
3.40%, 1/15/2028	200,000	196,152
3.95%, 8/15/2027	77,000	76,558
4.00%, 7/15/2029	108,000	106,607
4.65%, 3/15/2047	200,000	173,990
4.75%, 2/15/2029	410,000	415,055
5.13%, 2/15/2034 (a)	70,000	70,811
5.63%, 10/13/2032	193,000	201,876
Regency Centers LP:
2.95%, 9/15/2029	100,000	94,583
5.00%, 7/15/2032	250,000	252,807
5.25%, 1/15/2034	382,000	387,482
Rexford Industrial Realty LP 2.13%, 12/1/2030	325,000	283,020
Sabra Health Care LP:
3.20%, 12/1/2031	130,000	116,011
3.90%, 10/15/2029	100,000	95,272
5.13%, 8/15/2026	200,000	200,274
Safehold GL Holdings LLC:
2.80%, 6/15/2031 (a)	400,000	358,064
6.10%, 4/1/2034 (a)	369,000	384,524
Simon Property Group LP:
1.75%, 2/1/2028	100,000	94,333
2.65%, 2/1/2032	1,474,000	1,298,550
4.25%, 10/1/2044	500,000	412,135
4.75%, 9/26/2034	100,000	97,350
4.75%, 3/15/2042	15,000	13,501
5.50%, 3/8/2033	320,000	333,728
6.25%, 1/15/2034 (a)	740,000	804,735
6.65%, 1/15/2054	500,000	551,480
Store Capital LLC:
2.70%, 12/1/2031	200,000	169,640
4.50%, 3/15/2028	306,000	302,882
5.40%, 4/30/2030 (e)	240,000	242,810
Tanger Properties LP 2.75%, 9/1/2031	50,000	43,863
UDR, Inc.:
Series MTN, 4.40%, 1/26/2029	285,000	284,860
5.13%, 9/1/2034	600,000	594,072
Ventas Realty LP:
3.25%, 10/15/2026	43,000	42,347
4.38%, 2/1/2045	30,000	24,523
4.40%, 1/15/2029	200,000	199,504
4.75%, 11/15/2030	55,000	55,229
4.88%, 4/15/2049	200,000	171,444
5.10%, 7/15/2032	180,000	182,074
5.63%, 7/1/2034	408,000	420,134
5.70%, 9/30/2043	150,000	146,171
VICI Properties LP:
4.75%, 2/15/2028	400,000	402,336
5.13%, 11/15/2031	380,000	380,353
5.13%, 5/15/2032	600,000	597,936
5.63%, 4/1/2035 (a)	85,000	85,685
5.63%, 5/15/2052	195,000	179,562

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
6.13%, 4/1/2054	$20,000	$19,726
Welltower OP LLC:
2.05%, 1/15/2029 (a)	630,000	583,594
2.75%, 1/15/2032	55,000	49,103
4.25%, 4/15/2028	650,000	651,053
4.50%, 7/1/2030 (a)	180,000	180,805
5.13%, 7/1/2035 (a)	180,000	180,601
6.50%, 3/15/2041	200,000	220,586
Weyerhaeuser Co.:
3.38%, 3/9/2033	100,000	89,450
6.95%, 10/1/2027	1,123,000	1,183,350
7.38%, 3/15/2032	205,000	231,525
WP Carey, Inc.:
2.25%, 4/1/2033	113,000	92,043
2.40%, 2/1/2031	400,000	351,936
2.45%, 2/1/2032	100,000	85,795
3.85%, 7/15/2029 (a)	152,000	147,966
		65,400,930
RETAIL — 2.0%
AutoNation, Inc.:
2.40%, 8/1/2031	320,000	275,261
3.85%, 3/1/2032	800,000	736,632
AutoZone, Inc.:
4.75%, 2/1/2033 (a)	300,000	297,021
5.05%, 7/15/2026	150,000	151,082
5.13%, 6/15/2030	115,000	117,899
5.20%, 8/1/2033	136,000	137,624
5.40%, 7/15/2034	225,000	230,249
6.25%, 11/1/2028	175,000	185,523
6.55%, 11/1/2033	337,000	372,021
Costco Wholesale Corp.:
1.38%, 6/20/2027	150,000	143,063
1.60%, 4/20/2030	904,000	806,513
1.75%, 4/20/2032	950,000	812,867
Darden Restaurants, Inc.:
4.35%, 10/15/2027	50,000	50,105
6.30%, 10/10/2033	116,000	124,286
Dollar General Corp.:
4.13%, 5/1/2028	203,000	201,605
5.45%, 7/5/2033 (a)	1,000,000	1,023,220
Dollar Tree, Inc.:
3.38%, 12/1/2051	180,000	114,125
4.20%, 5/15/2028	160,000	158,574
Genuine Parts Co.:
2.75%, 2/1/2032	230,000	200,482
4.95%, 8/15/2029	100,000	101,564
Home Depot, Inc.:
1.38%, 3/15/2031	50,000	42,422
2.13%, 9/15/2026	1,180,000	1,152,766
2.38%, 3/15/2051	120,000	67,687
2.50%, 4/15/2027	300,000	292,011
2.70%, 4/15/2030	100,000	93,409
2.75%, 9/15/2051	250,000	153,063
2.95%, 6/15/2029	305,000	291,830
3.25%, 4/15/2032	100,000	92,592
Security Description	Principal Amount	Value
3.30%, 4/15/2040	$175,000	$139,696
3.35%, 4/15/2050	391,000	274,263
3.63%, 4/15/2052	600,000	436,458
3.90%, 6/15/2047	975,000	767,247
4.25%, 4/1/2046	981,000	821,293
4.40%, 3/15/2045	480,000	413,266
4.50%, 12/6/2048	647,000	554,718
4.75%, 6/25/2029	300,000	306,291
4.85%, 6/25/2031	250,000	256,462
4.88%, 6/25/2027	110,000	111,796
4.95%, 9/15/2052 (a)	600,000	545,148
5.30%, 6/25/2054	450,000	431,811
5.40%, 6/25/2064	100,000	95,473
Lowe's Cos., Inc.:
2.63%, 4/1/2031	100,000	90,202
2.80%, 9/15/2041	125,000	87,331
3.00%, 10/15/2050	450,000	281,277
3.35%, 4/1/2027	391,000	385,155
3.50%, 4/1/2051	100,000	68,537
3.65%, 4/5/2029 (a)	862,000	841,700
3.70%, 4/15/2046	465,000	345,997
3.75%, 4/1/2032	450,000	424,287
4.05%, 5/3/2047	350,000	272,352
4.25%, 4/1/2052	200,000	156,502
4.38%, 9/15/2045	108,000	88,938
4.45%, 4/1/2062	161,000	124,938
4.55%, 4/5/2049	148,000	121,697
4.65%, 4/15/2042	45,000	39,607
5.00%, 4/15/2033 (a)	185,000	186,854
5.00%, 4/15/2040	245,000	231,221
5.13%, 4/15/2050 (a)	25,000	22,281
5.15%, 7/1/2033 (a)	140,000	142,874
5.63%, 4/15/2053	700,000	673,568
5.75%, 7/1/2053	250,000	244,497
5.80%, 9/15/2062	200,000	193,504
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	767,000	591,556
Series MTN, 3.63%, 9/1/2049	500,000	362,915
Series MTN, 3.70%, 2/15/2042	37,000	29,278
Series MTN, 4.20%, 4/1/2050	371,000	294,841
Series MTN, 4.45%, 3/1/2047	326,000	275,519
Series MTN, 4.45%, 9/1/2048	100,000	83,622
4.60%, 5/15/2030	125,000	126,354
Series MTN, 4.88%, 12/9/2045	890,000	802,424
4.95%, 3/3/2035 (a)	150,000	149,873
5.45%, 8/14/2053 (a)	183,000	175,782
O'Reilly Automotive, Inc.:
4.70%, 6/15/2032	172,000	170,932
5.75%, 11/20/2026	103,000	104,876

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
Starbucks Corp.:
2.00%, 3/12/2027	$155,000	$149,254
2.55%, 11/15/2030	100,000	90,664
3.00%, 2/14/2032	100,000	90,444
3.75%, 12/1/2047	1,200,000	886,008
4.30%, 6/15/2045	734,000	595,971
4.45%, 8/15/2049	250,000	205,270
4.50%, 5/15/2028	275,000	276,375
4.80%, 5/15/2030	75,000	75,932
4.80%, 2/15/2033	162,000	162,146
4.85%, 2/8/2027 (a)	40,000	40,363
4.90%, 2/15/2031	35,000	35,728
5.40%, 5/15/2035	100,000	101,838
Target Corp.:
2.35%, 2/15/2030	950,000	876,470
2.95%, 1/15/2052 (a)	250,000	158,333
3.90%, 11/15/2047	370,000	285,851
4.00%, 7/1/2042	400,000	336,392
4.35%, 6/15/2028	90,000	90,545
4.80%, 1/15/2053 (a)	310,000	274,356
5.25%, 2/15/2036 (a)	350,000	353,139
6.50%, 10/15/2037	250,000	279,872
TJX Cos., Inc. 2.25%, 9/15/2026	78,000	76,395
Walmart, Inc.:
1.50%, 9/22/2028	200,000	185,444
1.80%, 9/22/2031 (a)	405,000	352,812
2.50%, 9/22/2041	200,000	141,060
2.65%, 9/22/2051 (a)	1,011,000	631,147
2.95%, 9/24/2049	508,000	343,027
3.70%, 6/26/2028	50,000	49,831
3.90%, 4/15/2028	1,080,000	1,081,685
3.95%, 9/9/2027	126,000	126,112
4.05%, 6/29/2048	600,000	496,080
4.10%, 4/15/2033 (a)	110,000	107,498
4.15%, 9/9/2032 (a)	103,000	101,769
4.35%, 4/28/2030	500,000	505,645
4.50%, 9/9/2052	200,000	174,920
4.50%, 4/15/2053 (a)	564,000	493,709
4.90%, 4/28/2035	250,000	253,285
5.63%, 4/1/2040	100,000	106,469
		32,362,548
SEMICONDUCTORS — 2.4%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (a)	794,000	765,742
4.39%, 6/1/2052 (a)	30,000	25,098
Analog Devices, Inc.:
2.10%, 10/1/2031	450,000	393,219
2.80%, 10/1/2041	200,000	145,518
2.95%, 10/1/2051 (a)	196,000	127,327
3.50%, 12/5/2026	212,000	210,215
4.25%, 6/15/2028	270,000	271,242
4.50%, 6/15/2030	350,000	352,744
5.05%, 4/1/2034	205,000	209,865
Security Description	Principal Amount	Value
Applied Materials, Inc.:
1.75%, 6/1/2030	$570,000	$506,525
3.30%, 4/1/2027 (a)	50,000	49,384
4.35%, 4/1/2047	500,000	428,225
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	850,000	834,249
3.88%, 1/15/2027	600,000	596,268
Broadcom, Inc.:
1.95%, 2/15/2028 (a) (e)	320,000	301,818
2.45%, 2/15/2031 (e)	610,000	545,450
2.60%, 2/15/2033 (e)	680,000	581,774
3.14%, 11/15/2035 (e)	500,000	421,755
3.42%, 4/15/2033 (e)	768,000	695,624
3.50%, 2/15/2041 (e)	766,000	606,013
3.75%, 2/15/2051 (e)	300,000	224,304
4.00%, 4/15/2029 (e)	174,000	171,658
4.15%, 2/15/2028	405,000	403,902
4.15%, 4/15/2032 (e)	534,000	514,173
4.55%, 2/15/2032	349,000	345,789
4.80%, 4/15/2028	850,000	862,359
4.80%, 10/15/2034	150,000	148,136
4.93%, 5/15/2037 (e)	1,483,000	1,438,436
5.00%, 4/15/2030 (a)	100,000	102,175
5.05%, 7/12/2027	975,000	989,479
5.05%, 7/12/2029	50,000	51,203
5.05%, 4/15/2030	100,000	102,402
5.15%, 11/15/2031	400,000	411,460
Intel Corp.:
2.45%, 11/15/2029	400,000	365,740
3.15%, 5/11/2027	271,000	265,398
3.75%, 3/25/2027	253,000	250,424
3.90%, 3/25/2030	141,000	136,684
4.10%, 5/11/2047	327,000	245,230
4.15%, 8/5/2032 (a)	300,000	284,481
4.25%, 12/15/2042	250,000	200,697
4.75%, 3/25/2050	2,000,000	1,629,960
4.80%, 10/1/2041 (a)	950,000	828,913
4.88%, 2/10/2028	943,000	955,316
4.90%, 7/29/2045 (a)	580,000	493,087
4.90%, 8/5/2052	288,000	238,032
5.05%, 8/5/2062	250,000	203,457
5.20%, 2/10/2033 (a)	200,000	201,688
5.60%, 2/21/2054 (a)	810,000	742,162
5.63%, 2/10/2043	400,000	379,732
KLA Corp.:
4.65%, 7/15/2032 (a)	1,255,000	1,262,266
4.95%, 7/15/2052	149,000	135,615
5.25%, 7/15/2062	80,000	74,926
Lam Research Corp.:
2.88%, 6/15/2050	200,000	129,042
3.13%, 6/15/2060	166,000	103,466
4.00%, 3/15/2029 (a)	225,000	223,497
Marvell Technology, Inc.:
4.75%, 7/15/2030	175,000	175,794

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.88%, 6/22/2028	$185,000	$187,250
5.45%, 7/15/2035	175,000	176,262
5.95%, 9/15/2033	397,000	419,057
Microchip Technology, Inc.:
4.90%, 3/15/2028	350,000	354,095
5.05%, 2/15/2030 (a)	350,000	355,075
Micron Technology, Inc.:
5.30%, 1/15/2031	300,000	307,071
5.33%, 2/6/2029	100,000	102,371
5.38%, 4/15/2028 (a)	208,000	213,670
5.65%, 11/1/2032	600,000	623,568
5.88%, 2/9/2033	615,000	641,187
5.88%, 9/15/2033	342,000	357,462
6.05%, 11/1/2035	400,000	418,368
6.75%, 11/1/2029	30,000	32,432
NVIDIA Corp.:
1.55%, 6/15/2028	100,000	93,555
3.20%, 9/16/2026	350,000	346,839
3.50%, 4/1/2040	300,000	252,642
3.50%, 4/1/2050	550,000	411,213
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	105,000	108,415
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	1,097,000	953,940
3.40%, 5/1/2030	200,000	189,350
4.30%, 6/18/2029	345,000	341,736
5.00%, 1/15/2033	161,000	160,485
Qorvo, Inc. 4.38%, 10/15/2029	490,000	476,393
QUALCOMM, Inc.:
2.15%, 5/20/2030	500,000	454,785
3.25%, 5/20/2027	298,000	294,320
3.25%, 5/20/2050	580,000	399,081
4.25%, 5/20/2032 (a)	116,000	114,645
4.30%, 5/20/2047	100,000	83,852
4.50%, 5/20/2030	250,000	252,652
4.50%, 5/20/2052	50,000	42,303
4.75%, 5/20/2032	350,000	354,350
5.00%, 5/20/2035 (a)	170,000	171,244
5.40%, 5/20/2033	204,000	215,073
6.00%, 5/20/2053	300,000	315,492
Skyworks Solutions, Inc. 3.00%, 6/1/2031	197,000	173,531
Texas Instruments, Inc.:
1.75%, 5/4/2030	99,000	88,247
1.90%, 9/15/2031 (a)	255,000	222,551
2.90%, 11/3/2027	245,000	239,167
4.10%, 8/16/2052	45,000	35,644
4.15%, 5/15/2048	105,000	86,498
4.50%, 5/23/2030	250,000	252,787
4.60%, 2/15/2028	100,000	101,548
4.90%, 3/14/2033 (a)	1,282,000	1,310,999
5.00%, 3/14/2053	75,000	69,158
5.05%, 5/18/2063 (a)	320,000	293,866
Security Description	Principal Amount	Value
5.10%, 5/23/2035	$150,000	$152,798
5.15%, 2/8/2054	225,000	212,161
TSMC Arizona Corp.:
1.75%, 10/25/2026	300,000	290,196
2.50%, 10/25/2031	761,000	682,952
3.88%, 4/22/2027	520,000	517,358
4.13%, 4/22/2029 (a)	335,000	333,335
4.25%, 4/22/2032	152,000	149,609
		38,791,776
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc.:
4.20%, 5/1/2030	396,000	386,702
5.75%, 1/15/2035 (a)	300,000	309,441
		696,143
SOFTWARE — 2.5%
Adobe, Inc.:
2.15%, 2/1/2027	350,000	340,294
4.75%, 1/17/2028	700,000	712,537
AppLovin Corp.:
5.13%, 12/1/2029	1,000,000	1,013,500
5.50%, 12/1/2034 (a)	290,000	294,524
Atlassian Corp. 5.25%, 5/15/2029 (a)	100,000	102,648
Autodesk, Inc.:
2.40%, 12/15/2031	350,000	307,087
5.30%, 6/15/2035	80,000	81,338
Broadridge Financial Solutions, Inc. 2.60%, 5/1/2031	100,000	89,126
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	158,000	158,305
4.30%, 9/10/2029	400,000	400,316
Concentrix Corp.:
6.60%, 8/2/2028 (a)	608,000	638,090
6.65%, 8/2/2026	150,000	152,721
6.85%, 8/2/2033 (a)	560,000	585,374
Fidelity National Information Services, Inc.:
4.50%, 8/15/2046	422,000	345,601
5.10%, 7/15/2032 (a)	350,000	356,412
Fiserv, Inc.:
2.25%, 6/1/2027	200,000	192,660
3.50%, 7/1/2029	400,000	385,152
4.75%, 3/15/2030	140,000	141,071
5.15%, 3/15/2027	200,000	202,710
5.15%, 8/12/2034 (a)	64,000	64,150
5.38%, 8/21/2028	600,000	617,196
5.45%, 3/2/2028	850,000	873,434
5.45%, 3/15/2034	550,000	562,419
5.60%, 3/2/2033	450,000	466,551
5.63%, 8/21/2033	700,000	726,922
Intuit, Inc.:
1.65%, 7/15/2030 (a)	500,000	441,640

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.20%, 9/15/2033	$636,000	$658,247
5.25%, 9/15/2026 (a)	200,000	202,372
5.50%, 9/15/2053 (a)	154,000	152,770
Microsoft Corp.:
1.35%, 9/15/2030	494,000	432,418
2.40%, 8/8/2026	1,062,000	1,044,169
2.50%, 9/15/2050	150,000	92,024
2.53%, 6/1/2050	2,050,000	1,267,351
2.68%, 6/1/2060 (a)	763,000	450,780
2.92%, 3/17/2052	1,321,000	876,378
3.04%, 3/17/2062	300,000	192,531
3.30%, 2/6/2027	725,000	717,808
3.40%, 6/15/2027	162,000	160,981
3.45%, 8/8/2036	454,000	407,697
3.50%, 11/15/2042	100,000	80,941
3.70%, 8/8/2046	475,000	382,408
3.95%, 8/8/2056	100,000	79,650
4.45%, 11/3/2045	300,000	274,089
4.50%, 6/15/2047	520,000	471,146
Oracle Corp.:
2.30%, 3/25/2028	85,000	80,699
2.65%, 7/15/2026	1,236,000	1,213,554
2.80%, 4/1/2027	1,200,000	1,169,628
2.88%, 3/25/2031	1,653,000	1,507,057
2.95%, 4/1/2030	200,000	186,652
3.25%, 11/15/2027	643,000	628,185
3.60%, 4/1/2040	300,000	240,102
3.80%, 11/15/2037	500,000	427,680
3.85%, 4/1/2060	301,000	207,416
3.95%, 3/25/2051	500,000	368,905
4.00%, 7/15/2046	497,000	383,267
4.00%, 11/15/2047	344,000	263,191
4.10%, 3/25/2061	920,000	663,734
4.20%, 9/27/2029	100,000	99,272
4.70%, 9/27/2034	275,000	267,039
4.80%, 8/3/2028	500,000	508,150
4.90%, 2/6/2033	700,000	701,659
5.38%, 7/15/2040	875,000	854,219
5.38%, 9/27/2054	155,000	141,498
5.50%, 8/3/2035	126,000	128,798
5.50%, 9/27/2064	750,000	682,170
5.55%, 2/6/2053	1,248,000	1,172,059
6.00%, 8/3/2055	150,000	149,766
6.13%, 7/8/2039	726,000	762,917
6.13%, 8/3/2065	500,000	500,095
6.25%, 11/9/2032	100,000	108,158
6.50%, 4/15/2038	210,000	228,283
6.90%, 11/9/2052	1,640,000	1,823,598
Paychex, Inc.:
5.10%, 4/15/2030	100,000	102,399
5.35%, 4/15/2032	300,000	307,962
5.60%, 4/15/2035	400,000	413,428
Roper Technologies, Inc.:
1.75%, 2/15/2031	454,000	389,745
3.80%, 12/15/2026	744,000	738,130
Security Description	Principal Amount	Value
Salesforce, Inc.:
1.95%, 7/15/2031	$731,000	$640,780
2.70%, 7/15/2041	370,000	265,871
2.90%, 7/15/2051	390,000	249,331
3.70%, 4/11/2028	100,000	99,351
Synopsys, Inc.:
4.55%, 4/1/2027 (a)	196,000	196,994
4.65%, 4/1/2028	400,000	404,088
4.85%, 4/1/2030	100,000	101,410
5.00%, 4/1/2032	450,000	455,733
5.70%, 4/1/2055	550,000	546,606
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	150,000	148,529
4.95%, 3/28/2028	400,000	406,080
VMware LLC:
1.40%, 8/15/2026	465,000	449,911
2.20%, 8/15/2031	150,000	130,160
3.90%, 8/21/2027	250,000	247,965
4.70%, 5/15/2030	137,000	137,564
Workday, Inc.:
3.70%, 4/1/2029 (a)	40,000	39,079
3.80%, 4/1/2032	451,000	423,935
		40,558,340
TELECOMMUNICATIONS — 4.2%
America Movil SAB de CV:
2.88%, 5/7/2030	385,000	355,713
4.38%, 7/16/2042	555,000	467,599
4.70%, 7/21/2032	342,000	339,185
5.00%, 1/20/2033	500,000	501,085
6.13%, 11/15/2037	73,000	77,393
6.13%, 3/30/2040	350,000	365,333
AT&T, Inc.:
1.65%, 2/1/2028	875,000	821,100
2.25%, 2/1/2032	1,723,000	1,483,503
2.30%, 6/1/2027	1,414,000	1,362,856
2.55%, 12/1/2033	470,000	393,437
3.30%, 2/1/2052	911,000	599,866
3.50%, 6/1/2041	673,000	527,834
3.50%, 9/15/2053	1,625,000	1,100,125
3.50%, 2/1/2061	150,000	95,822
3.55%, 9/15/2055	2,150,000	1,450,261
3.65%, 6/1/2051	1,070,000	758,844
3.65%, 9/15/2059	350,000	234,707
3.80%, 2/15/2027	512,000	508,006
3.80%, 12/1/2057	1,522,000	1,064,867
4.30%, 2/15/2030	655,000	653,068
4.30%, 12/15/2042	341,000	287,296
4.35%, 3/1/2029	500,000	501,045
4.35%, 6/15/2045	150,000	124,256
4.65%, 6/1/2044	817,000	705,104
4.70%, 8/15/2030	90,000	90,818
4.75%, 5/15/2046	585,000	510,512
5.15%, 2/15/2050 (a)	225,000	202,174
5.35%, 9/1/2040	500,000	488,590

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.38%, 8/15/2035	$250,000	$254,440
5.40%, 2/15/2034 (a)	1,000,000	1,029,090
5.45%, 3/1/2047	514,000	488,367
5.65%, 2/15/2047	26,000	25,841
5.70%, 3/1/2057 (a)	61,000	58,836
6.00%, 8/15/2040	395,000	410,279
6.05%, 8/15/2056	165,000	168,569
6.30%, 1/15/2038	50,000	53,949
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	300,000	206,442
4.30%, 7/29/2049	145,000	112,632
4.46%, 4/1/2048	300,000	241,239
5.10%, 5/11/2033 (a)	320,000	319,565
5.20%, 2/15/2034	100,000	100,077
5.55%, 2/15/2054 (a)	200,000	188,060
British Telecommunications PLC 9.63%, 12/15/2030	518,000	637,218
Cisco Systems, Inc.:
4.55%, 2/24/2028	150,000	152,022
4.75%, 2/24/2030	200,000	204,444
4.80%, 2/26/2027	297,000	300,659
4.95%, 2/26/2031	1,512,000	1,555,122
4.95%, 2/24/2032	200,000	204,920
5.30%, 2/26/2054	120,000	116,300
5.35%, 2/26/2064	675,000	651,017
5.50%, 1/15/2040	576,000	594,697
5.90%, 2/15/2039	610,000	656,586
Corning, Inc.:
3.90%, 11/15/2049	300,000	227,628
4.75%, 3/15/2042	391,000	350,305
5.35%, 11/15/2048	100,000	94,084
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	550,000	649,445
9.25%, 6/1/2032	120,000	149,756
Juniper Networks, Inc. 5.95%, 3/15/2041	23,000	22,890
Motorola Solutions, Inc.:
2.30%, 11/15/2030	280,000	248,853
4.60%, 5/23/2029	325,000	326,748
4.85%, 8/15/2030	195,000	197,163
5.20%, 8/15/2032	115,000	116,942
5.50%, 9/1/2044	156,000	152,618
5.55%, 8/15/2035	250,000	254,940
Nokia OYJ 6.63%, 5/15/2039	100,000	103,720
Orange SA:
5.50%, 2/6/2044	20,000	19,686
9.00%, 3/1/2031	130,000	157,912
Rogers Communications, Inc.:
2.90%, 11/15/2026	100,000	97,846
3.20%, 3/15/2027	780,000	764,829
3.80%, 3/15/2032	400,000	371,700
4.30%, 2/15/2048	100,000	80,638
Security Description	Principal Amount	Value
4.35%, 5/1/2049	$12,000	$9,644
4.50%, 3/15/2042	300,000	255,897
4.50%, 3/15/2043	100,000	84,189
4.55%, 3/15/2052	175,000	142,329
5.00%, 3/15/2044	200,000	178,016
5.30%, 2/15/2034	979,000	980,087
5.45%, 10/1/2043	35,000	32,850
7.50%, 8/15/2038	100,000	115,727
Sprint Capital Corp.:
6.88%, 11/15/2028	796,000	854,466
8.75%, 3/15/2032	705,000	855,292
Telefonica Emisiones SA:
4.10%, 3/8/2027	400,000	397,960
4.90%, 3/6/2048	555,000	466,855
5.21%, 3/8/2047	630,000	557,090
7.05%, 6/20/2036	660,000	733,267
TELUS Corp.:
2.80%, 2/16/2027	60,000	58,514
4.30%, 6/15/2049	40,000	31,200
4.60%, 11/16/2048	150,000	125,150
T-Mobile USA, Inc.:
2.05%, 2/15/2028 (a)	856,000	809,057
2.55%, 2/15/2031	750,000	671,902
2.63%, 2/15/2029	156,000	146,490
2.70%, 3/15/2032	300,000	264,252
2.88%, 2/15/2031	1,050,000	956,140
3.00%, 2/15/2041	555,000	405,766
3.38%, 4/15/2029	1,436,000	1,382,839
3.50%, 4/15/2031	811,000	761,918
3.75%, 4/15/2027	875,000	866,171
3.88%, 4/15/2030	1,366,000	1,326,318
4.20%, 10/1/2029	55,000	54,626
4.38%, 4/15/2040	200,000	176,920
4.50%, 4/15/2050	350,000	289,159
4.70%, 1/15/2035	293,000	283,964
4.75%, 2/1/2028	200,000	200,276
4.85%, 1/15/2029	200,000	202,998
4.95%, 3/15/2028	145,000	147,465
5.05%, 7/15/2033	400,000	402,376
5.15%, 4/15/2034	820,000	830,603
5.20%, 1/15/2033	1,650,000	1,676,251
5.25%, 6/15/2055	225,000	205,171
5.30%, 5/15/2035	200,000	202,484
5.50%, 1/15/2055	600,000	568,992
5.65%, 1/15/2053	45,000	43,486
5.75%, 1/15/2034	855,000	895,373
5.75%, 1/15/2054	485,000	474,868
5.80%, 9/15/2062	200,000	196,004
5.88%, 11/15/2055	50,000	50,122
6.00%, 6/15/2054	200,000	203,472
Verizon Communications, Inc.:
1.68%, 10/30/2030	240,000	207,634
1.75%, 1/20/2031	300,000	258,951
2.10%, 3/22/2028	3,000,000	2,842,530
2.36%, 3/15/2032	1,649,000	1,420,993

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.55%, 3/21/2031	$1,410,000	$1,264,840
2.65%, 11/20/2040	1,000,000	705,390
2.85%, 9/3/2041	700,000	494,963
2.99%, 10/30/2056	606,000	364,824
3.00%, 3/22/2027	100,000	98,021
3.00%, 11/20/2060	335,000	197,003
3.15%, 3/22/2030	18,000	17,044
3.40%, 3/22/2041	400,000	308,424
3.55%, 3/22/2051	300,000	214,593
3.70%, 3/22/2061	806,000	555,753
3.88%, 3/1/2052	100,000	74,265
4.00%, 3/22/2050	1,345,000	1,025,953
4.02%, 12/3/2029	50,000	49,327
4.13%, 3/16/2027	1,645,000	1,644,441
4.13%, 8/15/2046	133,000	106,780
4.27%, 1/15/2036	364,000	336,423
4.50%, 8/10/2033	300,000	291,447
4.75%, 11/1/2041	147,000	132,279
4.78%, 2/15/2035	400,000	389,860
4.81%, 3/15/2039	160,000	150,096
4.86%, 8/21/2046	1,255,000	1,120,439
5.01%, 4/15/2049	20,000	18,348
5.01%, 8/21/2054	100,000	88,808
5.05%, 5/9/2033 (a)	100,000	101,367
5.25%, 4/2/2035	90,000	90,739
5.50%, 2/23/2054 (a)	200,000	193,068
6.55%, 9/15/2043	880,000	964,850
Vodafone Group PLC:
4.88%, 6/19/2049	65,000	55,905
5.13%, 6/19/2059	60,000	52,774
5.63%, 2/10/2053 (a)	150,000	141,407
5.75%, 6/28/2054	600,000	575,400
5.75%, 2/10/2063	148,000	138,577
5.88%, 6/28/2064	828,000	793,779
6.15%, 2/27/2037	612,000	655,219
		67,904,983
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	252,000	246,287
3.55%, 11/19/2026	370,000	365,075
3.90%, 11/19/2029	111,000	106,990
6.35%, 3/15/2040	275,000	281,886
Mattel, Inc. 5.45%, 11/1/2041	150,000	133,499
		1,133,737
TRANSPORTATION — 1.8%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	100,000	66,291
3.55%, 2/15/2050	46,000	33,830
3.90%, 8/1/2046	410,000	327,258
4.15%, 4/1/2045	503,000	421,650
4.38%, 9/1/2042	1,011,000	885,666
4.70%, 9/1/2045	60,000	54,035
Security Description	Principal Amount	Value
4.95%, 9/15/2041	$220,000	$207,258
5.05%, 3/1/2041	592,000	568,136
5.20%, 4/15/2054	710,000	671,639
5.40%, 6/1/2041	137,000	136,111
5.50%, 3/15/2055	280,000	277,096
5.80%, 3/15/2056	500,000	514,745
6.15%, 5/1/2037	243,000	264,948
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	8,813
3.20%, 8/2/2046	1,136,000	810,422
3.65%, 2/3/2048	100,000	76,296
3.85%, 8/5/2032	350,000	332,860
4.45%, 1/20/2049	47,000	40,585
5.85%, 11/1/2033	100,000	106,864
6.20%, 6/1/2036	500,000	547,280
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	145,000	139,979
2.45%, 12/2/2031	2,015,000	1,767,860
2.88%, 11/15/2029	436,000	409,591
3.50%, 5/1/2050	50,000	35,621
4.20%, 11/15/2069	100,000	75,204
4.70%, 5/1/2048	500,000	440,245
4.80%, 3/30/2030	83,000	84,326
5.20%, 3/30/2035 (a)	150,000	152,018
6.13%, 9/15/2115	258,000	262,804
7.13%, 10/15/2031	92,000	103,416
CSX Corp.:
3.35%, 9/15/2049	454,000	317,714
3.80%, 3/1/2028	17,000	16,851
3.80%, 11/1/2046	700,000	544,768
3.80%, 4/15/2050	150,000	113,865
4.25%, 3/15/2029	261,000	261,000
4.30%, 3/1/2048	30,000	24,938
4.50%, 8/1/2054	56,000	46,881
4.65%, 3/1/2068	860,000	706,163
4.75%, 5/30/2042	320,000	292,739
4.75%, 11/15/2048	309,000	273,678
4.90%, 3/15/2055 (a)	100,000	89,569
5.05%, 6/15/2035	150,000	150,764
5.20%, 11/15/2033 (a)	140,000	144,690
5.50%, 4/15/2041	205,000	204,984
6.15%, 5/1/2037	21,000	22,767
6.22%, 4/30/2040	100,000	107,959
Federal Express Corp. Pass-Through Trusts Series 2020-1, 1.88%, 8/20/2035	53,156	45,909
FedEx Corp.:
3.10%, 8/5/2029 (e)	365,000	345,297
3.25%, 5/15/2041 (e)	51,000	36,515
4.05%, 2/15/2048 (e)	178,000	131,837
4.10%, 2/1/2045 (e)	326,000	249,064
4.25%, 5/15/2030 (e)	200,000	196,130
4.40%, 1/15/2047 (e)	415,000	326,651

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.55%, 4/1/2046 (e)	$184,000	$149,550
4.75%, 11/15/2045 (e)	200,000	166,992
4.95%, 10/17/2048 (e)	180,000	152,199
5.10%, 1/15/2044 (e)	102,000	89,801
5.25%, 5/15/2050 (a) (e)	230,000	203,329
Kirby Corp. 4.20%, 3/1/2028	100,000	99,107
Norfolk Southern Corp.:
3.00%, 3/15/2032	25,000	22,657
3.05%, 5/15/2050	180,000	117,970
3.16%, 5/15/2055	222,000	142,182
3.70%, 3/15/2053	100,000	72,534
3.94%, 11/1/2047	213,000	166,883
3.95%, 10/1/2042	310,000	253,106
4.05%, 8/15/2052	557,000	430,600
4.10%, 5/15/2049	110,000	86,942
4.15%, 2/28/2048	200,000	160,968
4.45%, 3/1/2033	150,000	146,753
4.45%, 6/15/2045	450,000	383,818
4.55%, 6/1/2053	500,000	422,650
4.84%, 10/1/2041	45,000	41,480
5.10%, 5/1/2035 (a)	250,000	251,193
5.10%, 8/1/2118	165,000	140,783
5.55%, 3/15/2034 (a)	250,000	261,385
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	150,000	145,517
Series MTN, 2.85%, 3/1/2027	111,000	108,241
Series MTN, 2.90%, 12/1/2026	100,000	97,741
Series MTN, 4.85%, 6/15/2030 (a)	250,000	252,305
5.00%, 3/15/2030	450,000	456,232
6.30%, 12/1/2028 (a)	100,000	106,012
6.60%, 12/1/2033 (a)	250,000	274,835
Union Pacific Corp.:
2.40%, 2/5/2030	610,000	562,969
2.80%, 2/14/2032	200,000	180,428
2.95%, 3/10/2052	200,000	127,330
2.97%, 9/16/2062 (a)	490,000	284,861
3.20%, 5/20/2041	395,000	302,009
3.25%, 2/5/2050	100,000	69,040
3.35%, 8/15/2046	346,000	249,054
3.38%, 2/14/2042	30,000	23,260
3.50%, 2/14/2053	900,000	636,804
3.55%, 5/20/2061	60,000	40,117
3.70%, 3/1/2029	214,000	210,527
3.75%, 2/5/2070	637,000	431,427
3.80%, 10/1/2051 (a)	360,000	271,130
3.84%, 3/20/2060	215,000	154,695
3.88%, 2/1/2055	60,000	45,164
3.95%, 8/15/2059	61,000	45,000
4.05%, 11/15/2045	177,000	143,997
4.05%, 3/1/2046	100,000	81,060
4.50%, 9/10/2048	200,000	170,592
Security Description	Principal Amount	Value
4.95%, 9/9/2052	$55,000	$50,433
5.15%, 1/20/2063	568,000	517,459
5.60%, 12/1/2054	300,000	298,524
United Parcel Service, Inc.:
3.40%, 11/15/2046	405,000	291,839
3.63%, 10/1/2042	80,000	62,294
4.25%, 3/15/2049	500,000	405,980
4.65%, 10/15/2030	500,000	506,830
4.88%, 11/15/2040	265,000	250,547
5.25%, 5/14/2035 (a)	250,000	255,335
5.60%, 5/22/2064	515,000	496,486
5.95%, 5/14/2055	900,000	924,048
6.05%, 5/14/2065	180,000	184,261
6.20%, 1/15/2038	415,000	452,831
		28,603,676
TRUCKING & LEASING — 0.1%
GATX Corp.:
5.45%, 9/15/2033	728,000	742,458
5.50%, 6/15/2035 (a)	200,000	202,312
6.05%, 6/5/2054	350,000	349,766
		1,294,536
VENTURE CAPITAL — 0.0% *
Hercules Capital, Inc.:
2.63%, 9/16/2026 (a)	206,000	199,573
6.00%, 6/16/2030	100,000	100,020
		299,593
WATER — 0.3%
American Water Capital Corp.:
2.30%, 6/1/2031	550,000	483,411
2.80%, 5/1/2030 (a)	125,000	116,240
3.25%, 6/1/2051	50,000	33,741
4.20%, 9/1/2048 (a)	1,627,000	1,308,808
4.30%, 9/1/2045	43,000	36,361
4.45%, 6/1/2032	865,000	854,196
6.59%, 10/15/2037	75,000	84,248
Essential Utilities, Inc.:
3.35%, 4/15/2050	375,000	247,804
4.28%, 5/1/2049	950,000	745,949
5.38%, 1/15/2034	200,000	203,182
		4,113,940
TOTAL CORPORATE BONDS & NOTES (Cost $1,600,741,205)		1,600,671,767
Shares
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	9,302,533	9,302,533

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	90,475,855	$90,475,855
TOTAL SHORT-TERM INVESTMENTS (Cost $99,778,388)		99,778,388
TOTAL INVESTMENTS — 104.4% (Cost $1,700,519,593)		1,700,450,155
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(71,126,808)
NET ASSETS — 100.0%		$1,629,323,347
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2025. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,600,671,767	$—	$1,600,671,767
Short-Term Investments	99,778,388	—	—	99,778,388
TOTAL INVESTMENTS	$99,778,388	$1,600,671,767	$—	$1,700,450,155

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,222,692	$12,226,359	$45,241,513	$57,467,872	$476	$(476)	—	$—	$63,794
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	212,126,698	202,824,165	—	—	9,302,533	9,302,533	348,370
State Street Navigator Securities Lending Portfolio II	120,998,573	120,998,573	539,485,333	570,008,051	—	—	90,475,855	90,475,855	282,768
Total		$133,224,932	$796,853,544	$830,300,088	$476	$(476)		$99,778,388	$694,932
See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.2%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$887,185	$796,208
1.50%, 12/1/2035	3,170,972	2,843,605
1.50%, 2/1/2036	2,648,616	2,373,657
1.50%, 4/1/2036	1,501,152	1,340,661
1.50%, 5/1/2036	316,609	282,687
1.50%, 6/1/2036	806,720	721,032
1.50%, 7/1/2036	664,084	591,401
1.50%, 12/1/2036	832,189	741,678
1.50%, 3/1/2037	10,308,521	9,161,038
1.50%, 4/1/2037	7,767,618	6,902,973
1.50%, 5/1/2041	3,598,092	2,978,787
1.50%, 1/1/2042	1,542,045	1,272,808
1.50%, 12/1/2050	2,172,487	1,651,976
1.50%, 2/1/2051	7,538,099	5,679,511
1.50%, 5/1/2051	2,313,195	1,742,396
1.50%, 6/1/2051	13,433,784	10,118,373
1.50%, 10/1/2051	8,499,455	6,400,501
1.50%, 11/1/2051	2,091,480	1,574,905
1.50%, 3/1/2052	2,068,928	1,557,682
2.00%, 3/1/2028	81,686	79,468
2.00%, 2/1/2032	1,193,692	1,131,148
2.00%, 7/1/2035	841,539	775,039
2.00%, 8/1/2035	2,430,682	2,245,762
2.00%, 9/1/2035	10,888,065	10,039,455
2.00%, 10/1/2035	150,473	138,870
2.00%, 11/1/2035	4,967,358	4,577,453
2.00%, 1/1/2036	882,773	811,384
2.00%, 4/1/2036	3,433,247	3,143,748
2.00%, 6/1/2036	1,069,155	978,841
2.00%, 8/1/2036	4,669,131	4,272,976
2.00%, 9/1/2036	5,092,641	4,670,022
2.00%, 10/1/2036	2,685,345	2,458,551
2.00%, 11/1/2036	321,569	294,118
2.00%, 12/1/2036	16,519,620	15,106,861
2.00%, 1/1/2037	4,940,492	4,517,219
2.00%, 2/1/2037	3,942,115	3,608,623
2.00%, 3/1/2037	653,638	599,560
2.00%, 4/1/2037	5,310,134	4,854,581
2.00%, 6/1/2037	2,994,320	2,754,939
2.00%, 5/1/2041	2,789,696	2,396,006
2.00%, 7/1/2041	4,912,684	4,215,742
2.00%, 8/1/2041	7,196,056	6,172,510
2.00%, 3/1/2042	1,951,578	1,665,555
2.00%, 4/1/2042	1,504,948	1,284,383
2.00%, 8/1/2050	5,461,529	4,367,526
2.00%, 9/1/2050	16,704,325	13,395,257
2.00%, 10/1/2050	9,941,765	7,944,575
2.00%, 11/1/2050	19,756,023	15,778,010
2.00%, 12/1/2050	24,901,443	19,889,648
2.00%, 1/1/2051	32,131,848	25,639,466
2.00%, 2/1/2051	32,753,809	26,196,362
Security Description	Principal Amount	Value
2.00%, 3/1/2051	$14,924,407	$11,905,261
2.00%, 4/1/2051	32,674,598	26,049,395
2.00%, 5/1/2051	8,216,732	6,601,279
2.00%, 6/1/2051	1,699,648	1,357,548
2.00%, 7/1/2051	622,700	495,536
2.00%, 8/1/2051	5,073,986	4,036,035
2.00%, 9/1/2051	38,473,991	30,619,082
2.00%, 10/1/2051	7,544,235	5,996,549
2.00%, 11/1/2051	52,431,936	41,636,623
2.00%, 12/1/2051	3,653,431	2,917,388
2.00%, 1/1/2052	3,682,261	2,922,755
2.00%, 2/1/2052	45,310,277	35,978,704
2.00%, 3/1/2052	16,619,195	13,212,479
2.00%, 6/1/2052	2,576,030	2,041,063
2.50%, 4/1/2027	77,443	76,143
2.50%, 9/1/2027	66,868	65,668
2.50%, 10/1/2027	29,957	29,402
2.50%, 1/1/2028	103,317	101,401
2.50%, 4/1/2028	42,193	41,283
2.50%, 5/1/2028	36,449	35,799
2.50%, 6/1/2028	24,707	24,159
2.50%, 10/1/2029	10,397	10,094
2.50%, 1/1/2031	46,188	44,566
2.50%, 6/1/2031	235,815	227,420
2.50%, 10/1/2031	304,220	292,574
2.50%, 9/1/2032	563,900	543,315
2.50%, 11/1/2032	60,969	58,184
2.50%, 2/1/2033	47,829	45,651
2.50%, 4/1/2033	1,662,343	1,584,861
2.50%, 12/1/2033	1,191,474	1,136,576
2.50%, 1/1/2035	1,070,050	1,011,701
2.50%, 2/1/2035	367,978	345,270
2.50%, 4/1/2035	319,055	300,224
2.50%, 5/1/2035	1,051,997	989,582
2.50%, 7/1/2035	3,768,123	3,553,326
2.50%, 8/1/2035	2,107,029	1,980,076
2.50%, 9/1/2035	1,720,608	1,616,409
2.50%, 10/1/2035	806,133	757,314
2.50%, 11/1/2035	1,053,831	989,364
2.50%, 12/1/2035	416,239	390,648
2.50%, 1/1/2036	534,498	501,472
2.50%, 4/1/2036	416,954	390,746
2.50%, 7/1/2036	1,550,340	1,451,461
2.50%, 10/1/2036	606,919	567,650
2.50%, 1/1/2037	1,422,437	1,329,527
2.50%, 3/1/2037	820,402	765,432
2.50%, 4/1/2037	2,727,544	2,551,402
2.50%, 6/1/2037	6,633,491	6,214,055
2.50%, 2/1/2040	2,209,511	1,988,697
2.50%, 5/1/2040	93,615	83,910
2.50%, 8/1/2040	535,525	479,511
2.50%, 9/1/2040	2,443,600	2,187,251
2.50%, 6/1/2041	375,498	334,260
2.50%, 12/1/2041	2,365,858	2,101,642
2.50%, 4/1/2042	2,906,321	2,574,429

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.50%, 6/1/2042	$5,724,026	$5,086,542
2.50%, 4/1/2043	51,932	45,844
2.50%, 9/1/2046	78,741	67,434
2.50%, 1/1/2050	44,018	37,001
2.50%, 4/1/2050	945,718	800,551
2.50%, 5/1/2050	1,852,601	1,553,671
2.50%, 6/1/2050	8,848,105	7,471,274
2.50%, 7/1/2050	1,370,031	1,157,057
2.50%, 8/1/2050	8,455,767	7,083,681
2.50%, 9/1/2050	16,111,622	13,629,690
2.50%, 10/1/2050	43,189,004	36,462,090
2.50%, 11/1/2050	7,839,773	6,560,357
2.50%, 12/1/2050	12,069,010	10,095,663
2.50%, 1/1/2051	18,723,099	15,647,031
2.50%, 2/1/2051	4,902,800	4,105,513
2.50%, 3/1/2051	2,073,248	1,732,977
2.50%, 4/1/2051	2,846,066	2,364,047
2.50%, 6/1/2051	7,603,429	6,311,821
2.50%, 8/1/2051	7,416,148	6,184,998
2.50%, 9/1/2051	47,075,297	39,286,978
2.50%, 10/1/2051	11,361,960	9,482,400
2.50%, 11/1/2051	32,145,565	26,779,229
2.50%, 12/1/2051	37,417,826	31,277,315
2.50%, 1/1/2052	8,709,917	7,273,028
2.50%, 2/1/2052	9,894,462	8,216,249
2.50%, 3/1/2052	10,675,019	8,892,353
2.50%, 4/1/2052	39,375,528	32,983,280
2.50%, 5/1/2052	3,147,342	2,619,558
2.50%, 7/1/2052	3,361,322	2,800,187
3.00%, 10/1/2026	14,379	14,230
3.00%, 11/1/2026	28,431	28,095
3.00%, 3/1/2027	202,104	199,625
3.00%, 6/1/2027	24,434	24,109
3.00%, 10/1/2028	18,488	18,238
3.00%, 2/1/2029	8,510	8,356
3.00%, 7/1/2029	15,576	15,260
3.00%, 8/1/2029	47,230	46,261
3.00%, 9/1/2029	11,099	10,868
3.00%, 10/1/2030	62,733	61,191
3.00%, 11/1/2030	82,673	80,620
3.00%, 12/1/2030	271,326	264,454
3.00%, 2/1/2031	240,363	234,434
3.00%, 8/1/2031	62,179	60,545
3.00%, 11/1/2031	55,250	53,994
3.00%, 2/1/2032	49,964	48,620
3.00%, 5/1/2032	161,453	156,461
3.00%, 6/1/2032	126,688	122,724
3.00%, 7/1/2032	60,944	59,031
3.00%, 10/1/2032	82,657	79,990
3.00%, 12/1/2032	1,475,680	1,427,388
3.00%, 1/1/2033	54,535	52,841
3.00%, 2/1/2033	72,020	69,691
3.00%, 3/1/2033	1,407,195	1,357,901
3.00%, 4/1/2033	1,718,711	1,670,148
3.00%, 5/1/2033	44,929	43,390
Security Description	Principal Amount	Value
3.00%, 7/1/2033	$483,251	$468,521
3.00%, 9/1/2034	1,111,073	1,069,565
3.00%, 1/1/2035	1,482,360	1,428,965
3.00%, 4/1/2035	160,751	153,357
3.00%, 6/1/2035	182,096	173,546
3.00%, 7/1/2035	3,188,887	3,063,119
3.00%, 12/1/2035	4,965,928	4,771,382
3.00%, 4/1/2036	133,308	126,529
3.00%, 8/1/2036	235,688	225,985
3.00%, 9/1/2036	135,474	129,116
3.00%, 6/1/2037	762,243	734,233
3.00%, 11/1/2037	2,155,172	2,053,860
3.00%, 1/1/2038	82,772	77,935
3.00%, 2/1/2038	503,122	475,059
3.00%, 11/1/2039	67,052	62,459
3.00%, 4/1/2042	2,474,194	2,253,553
3.00%, 6/1/2042	1,474,324	1,343,804
3.00%, 8/1/2042	110,712	100,911
3.00%, 9/1/2042	84,957	77,436
3.00%, 11/1/2042	680,893	621,174
3.00%, 1/1/2043	317,597	289,854
3.00%, 2/1/2043	465,832	425,126
3.00%, 3/1/2043	136,422	123,995
3.00%, 4/1/2043	1,182,278	1,073,238
3.00%, 5/1/2043	591,233	536,797
3.00%, 6/1/2043	34,875	31,698
3.00%, 7/1/2043	59,413	54,001
3.00%, 8/1/2043	38,224	34,742
3.00%, 9/1/2043	38,539	35,029
3.00%, 10/1/2043	39,960	36,320
3.00%, 12/1/2044	77,505	69,616
3.00%, 1/1/2045	315,137	283,479
3.00%, 6/1/2045	316,781	283,720
3.00%, 7/1/2045	409,909	367,316
3.00%, 8/1/2045	347,074	316,767
3.00%, 5/1/2046	90,301	80,346
3.00%, 6/1/2046	1,806,372	1,638,668
3.00%, 7/1/2046	4,700,952	4,205,136
3.00%, 8/1/2046	869,528	772,857
3.00%, 9/1/2046	1,633,208	1,444,878
3.00%, 10/1/2046	601,761	536,565
3.00%, 11/1/2046	131,575	117,070
3.00%, 12/1/2046	3,067,512	2,731,762
3.00%, 1/1/2047	625,834	556,366
3.00%, 2/1/2047	5,959,799	5,276,874
3.00%, 5/1/2047	634,942	569,865
3.00%, 7/1/2047	666,791	592,698
3.00%, 12/1/2047	207,318	183,612
3.00%, 1/1/2048	886,270	784,927
3.00%, 2/1/2048	80,491	71,287
3.00%, 3/1/2048	484,222	428,853
3.00%, 10/1/2048	468,499	414,928
3.00%, 5/1/2049	81,968	71,898
3.00%, 7/1/2049	45,890	40,252
3.00%, 8/1/2049	1,021,472	895,977

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.00%, 9/1/2049	$818,312	$717,776
3.00%, 10/1/2049	1,921,252	1,694,482
3.00%, 12/1/2049	407,860	359,177
3.00%, 1/1/2050	1,034,917	910,286
3.00%, 2/1/2050	9,960,048	8,776,658
3.00%, 3/1/2050	877,507	775,059
3.00%, 4/1/2050	6,083,638	5,339,442
3.00%, 5/1/2050	333,337	293,723
3.00%, 8/1/2050	2,345,652	2,073,098
3.00%, 9/1/2050	4,580,061	3,990,585
3.00%, 11/1/2050	3,595,834	3,134,654
3.00%, 1/1/2051	1,799,168	1,575,322
3.00%, 4/1/2051	1,337,619	1,167,740
3.00%, 5/1/2051	5,323,869	4,655,761
3.00%, 6/1/2051	18,589,988	16,230,248
3.00%, 7/1/2051	7,530,517	6,597,929
3.00%, 10/1/2051	2,991,590	2,607,026
3.00%, 11/1/2051	1,430,207	1,245,471
3.00%, 12/1/2051	4,941,731	4,299,963
3.00%, 1/1/2052	6,948,363	6,044,309
3.00%, 2/1/2052	9,731,584	8,474,668
3.00%, 3/1/2052	20,589,377	17,842,897
3.00%, 4/1/2052	10,115,891	8,803,315
3.00%, 5/1/2052	6,592,339	5,720,339
3.00%, 6/1/2052	6,221,876	5,431,143
3.00%, 8/1/2052	17,177,719	14,879,509
3.50%, 2/1/2026	4,228	4,204
3.50%, 10/1/2026	10,724	10,642
3.50%, 1/1/2029	7,040	6,960
3.50%, 3/1/2029	161,311	159,139
3.50%, 4/1/2029	56,434	55,673
3.50%, 6/1/2029	13,742	13,567
3.50%, 8/1/2029	7,398	7,303
3.50%, 9/1/2029	174,862	172,404
3.50%, 2/1/2030	5,328	5,257
3.50%, 1/1/2034	50,944	49,808
3.50%, 3/1/2034	163,229	158,843
3.50%, 8/1/2034	58,609	56,911
3.50%, 7/1/2035	86,007	83,407
3.50%, 10/1/2037	856,920	828,638
3.50%, 7/1/2038	1,891,815	1,829,472
3.50%, 2/1/2039	35,678	34,291
3.50%, 3/1/2039	111,549	106,742
3.50%, 4/1/2039	62,764	59,825
3.50%, 2/1/2040	1,026,382	986,773
3.50%, 10/1/2041	438,318	411,181
3.50%, 2/1/2042	284,984	267,284
3.50%, 7/1/2042	10,129	9,500
3.50%, 8/1/2042	395,386	370,865
3.50%, 9/1/2042	98,780	92,523
3.50%, 3/1/2043	56,559	53,099
3.50%, 5/1/2043	150,329	141,127
3.50%, 8/1/2043	797,705	747,976
3.50%, 11/1/2043	23,464	22,028
3.50%, 12/1/2043	408,996	383,547
Security Description	Principal Amount	Value
3.50%, 1/1/2044	$248,463	$232,725
3.50%, 5/1/2044	72,351	67,066
3.50%, 6/1/2044	41,097	38,144
3.50%, 8/1/2044	56,701	52,582
3.50%, 10/1/2044	302,992	281,221
3.50%, 11/1/2044	32,319	29,997
3.50%, 12/1/2044	221,923	205,763
3.50%, 1/1/2045	409,055	379,198
3.50%, 2/1/2045	76,226	70,749
3.50%, 3/1/2045	156,815	146,055
3.50%, 7/1/2045	73,108	67,794
3.50%, 8/1/2045	73,219	67,822
3.50%, 10/1/2045	69,445	64,326
3.50%, 11/1/2045	142,944	132,302
3.50%, 12/1/2045	443,007	408,850
3.50%, 1/1/2046	409,060	378,964
3.50%, 3/1/2046	564,948	523,043
3.50%, 5/1/2046	178,929	164,817
3.50%, 7/1/2046	2,527,971	2,347,828
3.50%, 12/1/2046	221,091	203,762
3.50%, 2/1/2047	3,110,979	2,865,959
3.50%, 6/1/2047	1,110,533	1,026,617
3.50%, 7/1/2047	126,812	116,286
3.50%, 8/1/2047	113,705	104,399
3.50%, 9/1/2047	2,604,922	2,387,940
3.50%, 10/1/2047	763,030	700,439
3.50%, 11/1/2047	1,371,103	1,281,840
3.50%, 12/1/2047	146,104	134,147
3.50%, 2/1/2048	693,911	636,333
3.50%, 3/1/2048	4,020,198	3,665,746
3.50%, 5/1/2048	149,894	137,805
3.50%, 6/1/2048	98,367	90,105
3.50%, 7/1/2048	1,208,742	1,105,722
3.50%, 11/1/2048	531,791	489,859
3.50%, 2/1/2049	1,734,210	1,590,266
3.50%, 3/1/2049	1,173,565	1,071,811
3.50%, 4/1/2049	424,189	386,463
3.50%, 6/1/2049	86,933	79,195
3.50%, 7/1/2049	632,624	576,309
3.50%, 8/1/2049	1,093,032	1,000,418
3.50%, 9/1/2049	1,430,853	1,310,492
3.50%, 10/1/2049	517,261	473,499
3.50%, 12/1/2049	19,778,828	18,200,071
3.50%, 1/1/2050	14,468,192	13,162,955
3.50%, 5/1/2050	1,378,921	1,256,326
3.50%, 6/1/2050	291,297	265,244
3.50%, 5/1/2051	452,564	410,418
3.50%, 6/1/2051	1,311,810	1,189,097
3.50%, 7/1/2051	140,298	127,163
3.50%, 9/1/2051	378,190	342,725
3.50%, 11/1/2051	5,041,786	4,587,050
3.50%, 2/1/2052	1,128,233	1,023,284
3.50%, 3/1/2052	8,827,463	7,951,819
3.50%, 4/1/2052	3,278,573	2,967,943
3.50%, 5/1/2052	644,439	581,457

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.50%, 7/1/2052	$1,240,522	$1,124,355
3.50%, 9/1/2052	28,062,446	25,313,344
3.50%, 11/1/2052	13,378,688	12,065,991
4.00%, 2/1/2027	4,984	4,962
4.00%, 11/1/2033	19,328	19,173
4.00%, 6/1/2035	45,377	44,882
4.00%, 4/1/2038	1,253,425	1,228,706
4.00%, 10/1/2039	176,873	171,770
4.00%, 12/1/2039	465,790	455,563
4.00%, 10/1/2040	381,329	370,298
4.00%, 12/1/2040	140,146	136,075
4.00%, 1/1/2041	238,375	231,463
4.00%, 2/1/2041	24,563	23,850
4.00%, 12/1/2041	27,896	27,066
4.00%, 2/1/2042	74,137	71,846
4.00%, 4/1/2042	12,957	12,572
4.00%, 6/1/2042	52,631	50,958
4.00%, 10/1/2043	71,262	69,146
4.00%, 12/1/2043	445,788	431,060
4.00%, 5/1/2044	30,676	29,466
4.00%, 7/1/2044	100,575	96,549
4.00%, 8/1/2044	53,160	50,999
4.00%, 10/1/2044	49,530	47,576
4.00%, 11/1/2044	235,042	225,480
4.00%, 12/1/2044	13,264	12,740
4.00%, 2/1/2045	257,309	245,077
4.00%, 4/1/2045	17,252	16,451
4.00%, 5/1/2045	574,987	552,670
4.00%, 9/1/2045	55,933	53,274
4.00%, 10/1/2045	317,189	302,174
4.00%, 11/1/2045	184,870	176,082
4.00%, 12/1/2045	143,795	137,067
4.00%, 1/1/2046	334,530	319,653
4.00%, 2/1/2046	1,119,600	1,066,373
4.00%, 9/1/2046	82,979	79,093
4.00%, 12/1/2046	123,897	118,007
4.00%, 1/1/2047	1,858,918	1,767,514
4.00%, 2/1/2047	834,849	793,796
4.00%, 5/1/2047	55,439	52,455
4.00%, 6/1/2047	62,562	59,269
4.00%, 7/1/2047	225,697	214,482
4.00%, 8/1/2047	120,930	114,564
4.00%, 9/1/2047	60,683	57,489
4.00%, 11/1/2047	130,828	124,211
4.00%, 12/1/2047	67,520	63,966
4.00%, 2/1/2048	459,950	435,196
4.00%, 3/1/2048	118,771	112,379
4.00%, 4/1/2048	103,395	97,795
4.00%, 5/1/2048	87,347	82,617
4.00%, 6/1/2048	1,485,652	1,412,216
4.00%, 7/1/2048	92,124	87,135
4.00%, 9/1/2048	826,570	780,806
4.00%, 10/1/2048	908,369	855,365
4.00%, 11/1/2048	470,430	446,333
4.00%, 12/1/2048	592,771	562,110
Security Description	Principal Amount	Value
4.00%, 1/1/2049	$744,459	$718,960
4.00%, 3/1/2049	1,345,887	1,269,051
4.00%, 4/1/2049	1,542,942	1,460,753
4.00%, 6/1/2049	418,496	394,553
4.00%, 7/1/2049	874,049	825,866
4.00%, 8/1/2049	129,397	121,994
4.00%, 9/1/2049	331,818	312,834
4.00%, 12/1/2049	49,291	46,471
4.00%, 1/1/2050	1,036,051	976,777
4.00%, 4/1/2050	106,642	100,190
4.00%, 5/1/2050	216,374	203,283
4.00%, 6/1/2050	289,343	271,837
4.00%, 7/1/2050	474,469	447,568
4.00%, 2/1/2051	8,580,472	8,089,570
4.00%, 4/1/2052	854,369	797,112
4.00%, 5/1/2052	601,461	561,060
4.00%, 7/1/2052	2,707,611	2,525,737
4.00%, 8/1/2052	16,780,844	15,660,148
4.00%, 10/1/2052	15,121,159	14,116,395
4.00%, 11/1/2052	12,275,139	11,439,390
4.00%, 1/1/2053	3,767,641	3,510,540
4.00%, 5/1/2053	5,363,756	4,995,088
4.00%, 1/1/2054	940,657	876,612
4.50%, 2/1/2039	25,460	25,492
4.50%, 7/1/2041	50,985	50,673
4.50%, 9/1/2041	12,685	12,607
4.50%, 10/1/2041	104,057	103,846
4.50%, 1/1/2043	1,387,144	1,371,152
4.50%, 10/1/2043	35,648	35,269
4.50%, 3/1/2044	37,066	36,587
4.50%, 7/1/2044	137,312	135,531
4.50%, 8/1/2044	222,262	219,632
4.50%, 9/1/2044	89,695	88,423
4.50%, 10/1/2044	40,013	39,444
4.50%, 7/1/2045	130,260	129,995
4.50%, 8/1/2045	14,987	14,700
4.50%, 3/1/2046	137,483	135,528
4.50%, 8/1/2046	87,510	85,651
4.50%, 3/1/2047	197,110	193,085
4.50%, 7/1/2047	209,792	207,079
4.50%, 12/1/2047	98,690	96,093
4.50%, 6/1/2048	670,937	654,502
4.50%, 7/1/2048	35,253	34,350
4.50%, 8/1/2048	107,533	104,650
4.50%, 9/1/2048	1,176,900	1,146,035
4.50%, 11/1/2048	19,038	18,551
4.50%, 1/1/2049	977,286	951,729
4.50%, 3/1/2049	2,182,039	2,128,179
4.50%, 4/1/2049	99,556	96,640
4.50%, 5/1/2049	212,457	206,221
4.50%, 8/1/2049	2,923,118	2,835,354
4.50%, 9/1/2049	361,812	351,192
4.50%, 2/1/2050	385,053	373,751
4.50%, 4/1/2050	546,246	529,373
4.50%, 6/1/2052	3,915,409	3,756,992

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.50%, 7/1/2052	$206,615	$199,328
4.50%, 9/1/2052	2,780,567	2,674,204
4.50%, 10/1/2052	15,135,208	14,517,539
4.50%, 11/1/2052	4,818,255	4,621,249
4.50%, 12/1/2052	2,057,850	1,973,551
4.50%, 1/1/2053	5,864,871	5,624,619
4.50%, 5/1/2053	9,252,961	8,863,240
5.00%, 12/1/2033	121,395	123,545
5.00%, 2/1/2038	736,886	743,056
5.00%, 9/1/2038	12,751	12,963
5.00%, 9/1/2039	50,684	51,492
5.00%, 12/1/2039	172,163	174,692
5.00%, 1/1/2040	79,507	80,675
5.00%, 4/1/2040	5,386,586	5,425,909
5.00%, 12/1/2041	34,600	35,115
5.00%, 12/1/2044	2,960,111	2,962,100
5.00%, 7/1/2048	105,664	105,787
5.00%, 8/1/2048	541,755	541,148
5.00%, 9/1/2048	1,290,836	1,288,916
5.00%, 5/1/2049	848,642	846,663
5.00%, 9/1/2049	3,945,189	3,944,620
5.00%, 10/1/2049	1,460,326	1,458,049
5.00%, 11/1/2049	589,093	589,004
5.00%, 3/1/2050	1,213,830	1,213,646
5.00%, 7/1/2050	895,841	895,751
5.00%, 7/1/2052	1,349,283	1,336,350
5.00%, 8/1/2052	1,196,347	1,185,503
5.00%, 9/1/2052	10,773,421	10,610,056
5.00%, 10/1/2052	11,607,973	11,441,357
5.00%, 12/1/2052	7,328,969	7,256,816
5.00%, 1/1/2053	1,460,909	1,444,251
5.00%, 2/1/2053	16,195,628	15,934,090
5.00%, 4/1/2053	2,604,560	2,562,320
5.00%, 6/1/2053	1,709,105	1,690,070
5.00%, 7/1/2053	16,241,013	15,960,470
5.00%, 9/1/2053	2,177,041	2,155,055
5.00%, 12/1/2053	4,933,241	4,846,040
5.00%, 9/1/2054	910,343	893,181
5.00%, 11/1/2054	17,430,906	17,089,898
5.00%, 1/1/2055	24,946,628	24,458,587
5.50%, 9/1/2035	2,173	2,251
5.50%, 12/1/2036	7,144	7,398
5.50%, 7/1/2037	66,129	68,478
5.50%, 4/1/2038	29,789	30,799
5.50%, 5/1/2038	2,164	2,238
5.50%, 8/1/2038	81,782	84,683
5.50%, 11/1/2052	529,566	531,953
5.50%, 12/1/2052	2,744,742	2,773,572
5.50%, 2/1/2053	19,674,182	19,739,374
5.50%, 3/1/2053	2,298,062	2,329,228
5.50%, 4/1/2053	404,002	406,658
5.50%, 5/1/2053	2,406,369	2,425,671
5.50%, 7/1/2053	28,494,144	28,566,100
5.50%, 8/1/2053	211,970	212,257
5.50%, 9/1/2053	2,733,158	2,756,577
Security Description	Principal Amount	Value
5.50%, 3/1/2054	$38,702,132	$38,755,672
5.50%, 6/1/2054	884,305	886,448
5.50%, 10/1/2054	4,767,790	4,814,505
5.50%, 11/1/2054	47,083,072	47,093,506
5.50%, 1/1/2055	5,415,567	5,433,773
5.50%, 5/1/2055	5,528,808	5,530,143
5.50%, 6/1/2055	25,305,154	25,311,262
6.00%, 10/1/2038	315,296	324,171
6.00%, 7/1/2040	164,645	172,968
6.00%, 10/1/2052	1,959,485	1,998,670
6.00%, 12/1/2052	383,373	391,022
6.00%, 2/1/2053	11,624,758	11,862,888
6.00%, 3/1/2053	1,459,046	1,504,345
6.00%, 4/1/2053	897,948	919,898
6.00%, 8/1/2053	5,930,308	6,038,983
6.00%, 9/1/2053	7,515,696	7,720,016
6.00%, 10/1/2053	2,053,311	2,103,143
6.00%, 11/1/2053	24,062,791	24,518,857
6.00%, 12/1/2053	13,071,013	13,306,520
6.00%, 6/1/2054	28,076,114	28,622,910
6.00%, 8/1/2054	42,413,139	43,160,709
6.00%, 9/1/2054	11,373,302	11,561,224
6.00%, 6/1/2055	18,156,405	18,457,218
6.50%, 1/1/2053	4,242,551	4,401,593
6.50%, 2/1/2053	965,947	1,006,817
6.50%, 5/1/2053	372,762	388,648
6.50%, 6/1/2053	1,760,347	1,818,077
6.50%, 8/1/2053	1,696,122	1,751,746
6.50%, 10/1/2053	14,746,165	15,229,762
6.50%, 11/1/2053	2,641,867	2,745,237
6.50%, 12/1/2053	20,034,024	20,901,443
6.50%, 1/1/2054	11,469,126	11,845,254
6.50%, 2/1/2054	3,913,680	4,080,472
6.50%, 10/1/2054	3,083,167	3,182,139
6.50%, 2/1/2055	4,713,436	4,864,796
7.00%, 1/1/2054	8,139,828	8,558,090
Federal National Mortgage Association:
1.50%, 10/1/2035	1,107,457	993,892
1.50%, 11/1/2035	2,161,955	1,940,736
1.50%, 12/1/2035	1,711,348	1,535,824
1.50%, 1/1/2036	1,641,602	1,471,556
1.50%, 2/1/2036	5,112,957	4,582,501
1.50%, 3/1/2036	601,103	536,977
1.50%, 4/1/2036	939,615	839,530
1.50%, 6/1/2036	742,614	662,876
1.50%, 7/1/2036	2,154,063	1,918,206
1.50%, 8/1/2036	441,182	393,606
1.50%, 10/1/2036	789,025	702,181
1.50%, 11/1/2036	1,945,080	1,738,082
1.50%, 12/1/2036	303,051	269,801
1.50%, 1/1/2037	29,147,133	25,970,272
1.50%, 3/1/2037	21,863,199	19,429,518
1.50%, 4/1/2037	2,313,884	2,056,316
1.50%, 5/1/2041	4,338,688	3,591,911

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
1.50%, 10/1/2041	$1,504,694	$1,243,376
1.50%, 1/1/2042	3,974,022	3,281,398
1.50%, 12/1/2050	16,943,045	12,766,894
1.50%, 1/1/2051	5,916,748	4,457,919
1.50%, 2/1/2051	4,914,444	3,711,612
1.50%, 3/1/2051	7,491,820	5,643,737
1.50%, 5/1/2051	784,265	590,742
1.50%, 6/1/2051	1,232,957	932,620
1.50%, 7/1/2051	4,046,998	3,048,213
1.50%, 9/1/2051	4,206,656	3,168,598
1.50%, 10/1/2051	17,114,362	12,887,943
1.50%, 11/1/2051	10,467,750	7,882,317
1.50%, 3/1/2052	1,778,737	1,339,199
1.50%, 4/1/2052	6,221,441	4,685,529
2.00%, 2/1/2028	161,695	157,661
2.00%, 11/1/2031	51,362	48,756
2.00%, 2/1/2032	413,385	391,982
2.00%, 4/1/2035	161,843	149,203
2.00%, 5/1/2035	923,959	851,514
2.00%, 7/1/2035	141,494	130,270
2.00%, 8/1/2035	2,946,026	2,728,633
2.00%, 9/1/2035	9,799,541	9,036,871
2.00%, 10/1/2035	7,990,818	7,361,928
2.00%, 11/1/2035	2,408,577	2,215,282
2.00%, 12/1/2035	7,161,139	6,586,369
2.00%, 1/1/2036	2,750,799	2,530,500
2.00%, 2/1/2036	3,914,295	3,607,893
2.00%, 3/1/2036	1,976,656	1,818,729
2.00%, 4/1/2036	3,313,359	3,049,450
2.00%, 5/1/2036	15,980,476	14,687,938
2.00%, 7/1/2036	16,603,965	15,219,485
2.00%, 9/1/2036	316,885	289,930
2.00%, 10/1/2036	1,748,310	1,599,457
2.00%, 11/1/2036	1,096,194	1,001,913
2.00%, 12/1/2036	22,895,982	20,937,916
2.00%, 2/1/2037	1,534,947	1,404,388
2.00%, 3/1/2037	4,284,963	3,921,702
2.00%, 4/1/2037	967,089	886,278
2.00%, 5/1/2037	4,111,233	3,754,935
2.00%, 6/1/2037	4,521,426	4,144,302
2.00%, 8/1/2040	510,648	440,085
2.00%, 10/1/2040	2,501,069	2,153,452
2.00%, 11/1/2040	5,283,734	4,547,237
2.00%, 12/1/2040	3,018,496	2,596,535
2.00%, 1/1/2041	7,431,739	6,389,854
2.00%, 5/1/2041	1,392,463	1,195,954
2.00%, 6/1/2041	478,551	410,839
2.00%, 10/1/2041	5,684,812	4,879,878
2.00%, 11/1/2041	6,753,034	5,784,980
2.00%, 12/1/2041	818,319	700,325
2.00%, 2/1/2042	3,176,963	2,718,004
2.00%, 4/1/2042	3,670,668	3,132,694
2.00%, 5/1/2042	4,854,799	4,143,279
2.00%, 8/1/2042	5,283,010	4,519,800
2.00%, 6/1/2050	2,170,354	1,737,122
Security Description	Principal Amount	Value
2.00%, 7/1/2050	$10,875,638	$8,786,087
2.00%, 8/1/2050	4,222,376	3,414,702
2.00%, 9/1/2050	9,522,109	7,639,244
2.00%, 10/1/2050	20,265,160	16,213,713
2.00%, 11/1/2050	39,436,601	31,705,386
2.00%, 12/1/2050	25,593,884	20,500,550
2.00%, 1/1/2051	58,242,515	46,673,234
2.00%, 2/1/2051	77,176,287	61,830,375
2.00%, 3/1/2051	59,751,675	47,814,130
2.00%, 4/1/2051	31,437,899	25,080,561
2.00%, 5/1/2051	33,391,210	26,750,895
2.00%, 6/1/2051	17,928,967	14,205,096
2.00%, 7/1/2051	69,145,323	55,123,705
2.00%, 8/1/2051	6,916,067	5,504,250
2.00%, 9/1/2051	32,638,523	25,952,729
2.00%, 10/1/2051	43,323,075	34,432,493
2.00%, 11/1/2051	81,194,789	64,626,197
2.00%, 12/1/2051	1,153,654	923,275
2.00%, 1/1/2052	9,971,695	7,927,727
2.00%, 2/1/2052	92,305,456	73,264,541
2.00%, 3/1/2052	5,016,913	3,980,988
2.00%, 4/1/2052	7,614,601	6,033,269
2.00%, 5/1/2052	1,757,473	1,395,506
2.00%, 6/1/2052	3,893,349	3,082,492
2.00%, 10/1/2052	7,059,424	5,604,942
2.50%, 12/1/2027	204,390	200,340
2.50%, 3/1/2028	37,659	36,865
2.50%, 5/1/2028	102,428	100,127
2.50%, 7/1/2028	76,673	74,878
2.50%, 8/1/2028	35,242	34,402
2.50%, 9/1/2028	389,479	381,784
2.50%, 10/1/2028	16,002	15,635
2.50%, 12/1/2028	423,802	414,874
2.50%, 3/1/2029	81,452	79,713
2.50%, 6/1/2029	1,288,832	1,262,971
2.50%, 8/1/2029	81,854	80,192
2.50%, 2/1/2030	15,673	15,180
2.50%, 4/1/2030	79,101	76,671
2.50%, 5/1/2030	23,383	22,620
2.50%, 6/1/2030	397,228	384,256
2.50%, 7/1/2030	402,048	392,927
2.50%, 8/1/2030	478,198	463,054
2.50%, 11/1/2030	80,493	77,684
2.50%, 8/1/2031	635,806	612,545
2.50%, 9/1/2031	778,118	748,947
2.50%, 10/1/2031	1,021,885	992,082
2.50%, 11/1/2031	840,640	809,079
2.50%, 12/1/2031	109,279	105,052
2.50%, 1/1/2032	90,727	87,231
2.50%, 2/1/2032	295,115	284,059
2.50%, 4/1/2032	230,310	220,026
2.50%, 6/1/2032	1,322,734	1,275,391
2.50%, 8/1/2032	183,390	176,382
2.50%, 10/1/2032	270,152	257,873
2.50%, 11/1/2032	173,686	165,835

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.50%, 12/1/2032	$53,433	$50,951
2.50%, 1/1/2033	403,329	386,470
2.50%, 4/1/2033	416,596	400,894
2.50%, 12/1/2033	1,435,740	1,385,449
2.50%, 6/1/2034	112,762	106,436
2.50%, 8/1/2034	542,842	521,949
2.50%, 10/1/2034	200,754	189,234
2.50%, 11/1/2034	1,132,864	1,065,944
2.50%, 12/1/2034	770,788	723,880
2.50%, 1/1/2035	2,371,441	2,230,522
2.50%, 2/1/2035	3,919,046	3,679,057
2.50%, 4/1/2035	714,377	668,258
2.50%, 6/1/2035	4,418,060	4,157,771
2.50%, 7/1/2035	862,041	819,420
2.50%, 8/1/2035	6,127,586	5,765,464
2.50%, 11/1/2035	1,333,642	1,252,364
2.50%, 1/1/2036	305,427	287,080
2.50%, 2/1/2036	1,474,155	1,384,404
2.50%, 7/1/2036	2,200,227	2,059,443
2.50%, 10/1/2036	684,093	634,331
2.50%, 11/1/2036	362,916	339,323
2.50%, 2/1/2037	592,034	552,543
2.50%, 3/1/2037	2,591,966	2,418,655
2.50%, 2/1/2040	2,568,208	2,311,547
2.50%, 7/1/2040	229,770	205,808
2.50%, 2/1/2041	4,051,427	3,620,144
2.50%, 6/1/2041	2,658,982	2,366,962
2.50%, 4/1/2042	6,437,820	5,702,643
2.50%, 12/1/2042	205,771	181,649
2.50%, 1/1/2043	3,232,798	2,853,826
2.50%, 2/1/2043	913,927	806,789
2.50%, 4/1/2043	200,956	177,384
2.50%, 5/1/2043	152,627	134,724
2.50%, 8/1/2046	214,889	184,030
2.50%, 10/1/2046	634,125	543,061
2.50%, 4/1/2048	230,356	197,276
2.50%, 11/1/2049	11,146,010	9,369,252
2.50%, 12/1/2049	1,192,596	1,002,488
2.50%, 1/1/2050	546,188	459,121
2.50%, 2/1/2050	807,085	678,429
2.50%, 3/1/2050	3,605,624	3,049,703
2.50%, 5/1/2050	4,206,827	3,516,204
2.50%, 6/1/2050	24,287,774	20,563,351
2.50%, 7/1/2050	21,159,989	17,664,868
2.50%, 8/1/2050	27,228,677	23,047,701
2.50%, 9/1/2050	11,627,024	9,777,993
2.50%, 10/1/2050	13,937,348	11,652,587
2.50%, 11/1/2050	2,518,369	2,117,180
2.50%, 12/1/2050	1,645,504	1,383,114
2.50%, 2/1/2051	8,444,871	7,068,445
2.50%, 3/1/2051	6,081,852	5,076,395
2.50%, 4/1/2051	22,321,002	18,677,302
2.50%, 5/1/2051	18,057,388	15,184,715
2.50%, 7/1/2051	29,723,015	24,857,272
2.50%, 8/1/2051	26,290,836	21,930,073
Security Description	Principal Amount	Value
2.50%, 9/1/2051	$28,959,592	$24,192,330
2.50%, 10/1/2051	30,715,771	25,615,671
2.50%, 11/1/2051	14,639,444	12,198,060
2.50%, 12/1/2051	4,647,521	3,870,230
2.50%, 1/1/2052	85,764,470	71,538,799
2.50%, 2/1/2052	15,340,394	12,766,471
2.50%, 3/1/2052	3,012,545	2,533,221
2.50%, 4/1/2052	3,841,619	3,230,050
2.50%, 6/1/2052	9,072,573	7,539,733
2.50%, 7/1/2052	9,281,401	7,722,910
2.50%, 9/1/2052	5,450,024	4,530,882
2.50%, 1/1/2054	970,761	809,605
3.00%, 12/1/2026	13,942	13,778
3.00%, 2/1/2027	2,482	2,450
3.00%, 4/1/2027	21,466	21,189
3.00%, 7/1/2027	28,875	28,497
3.00%, 8/1/2027	91,613	90,379
3.00%, 6/1/2028	188,091	185,324
3.00%, 9/1/2028	21,713	21,428
3.00%, 10/1/2028	13,586	13,335
3.00%, 11/1/2028	21,529	21,140
3.00%, 6/1/2029	237,545	232,979
3.00%, 7/1/2029	20,133	19,708
3.00%, 8/1/2029	27,653	27,055
3.00%, 9/1/2029	11,175	10,927
3.00%, 10/1/2029	47,880	46,824
3.00%, 2/1/2030	68,945	67,535
3.00%, 3/1/2030	585,523	572,004
3.00%, 4/1/2030	36,709	35,850
3.00%, 5/1/2030	257,648	253,436
3.00%, 6/1/2030	13,258	12,950
3.00%, 7/1/2030	178,260	174,863
3.00%, 9/1/2030	138,875	136,350
3.00%, 11/1/2030	105,992	103,291
3.00%, 12/1/2030	22,751	22,171
3.00%, 1/1/2031	473,514	464,727
3.00%, 4/1/2031	125,818	122,679
3.00%, 1/1/2032	79,056	76,871
3.00%, 6/1/2032	45,978	45,176
3.00%, 7/1/2032	138,202	133,879
3.00%, 8/1/2032	501,585	485,648
3.00%, 11/1/2032	1,504,547	1,464,234
3.00%, 12/1/2032	307,570	298,784
3.00%, 1/1/2033	64,253	62,141
3.00%, 2/1/2033	686,023	663,017
3.00%, 3/1/2033	227,378	219,449
3.00%, 5/1/2033	39,513	38,239
3.00%, 9/1/2033	2,393,513	2,329,167
3.00%, 2/1/2034	481,722	466,296
3.00%, 7/1/2034	467,939	450,752
3.00%, 10/1/2034	386,109	370,524
3.00%, 11/1/2034	339,871	327,137
3.00%, 1/1/2035	407,332	390,366
3.00%, 2/1/2035	764,264	732,123
3.00%, 3/1/2035	192,662	185,131

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.00%, 4/1/2035	$681,484	$654,869
3.00%, 5/1/2035	2,264,638	2,176,113
3.00%, 12/1/2035	101,805	97,826
3.00%, 2/1/2036	903,960	857,973
3.00%, 6/1/2036	1,204,699	1,141,847
3.00%, 7/1/2036	857,056	812,032
3.00%, 8/1/2036	1,255,859	1,189,493
3.00%, 9/1/2036	124,495	117,846
3.00%, 12/1/2036	160,383	152,127
3.00%, 6/1/2037	3,398,910	3,227,277
3.00%, 8/1/2037	73,272	69,023
3.00%, 3/1/2038	535,404	503,466
3.00%, 8/1/2038	1,570,791	1,487,731
3.00%, 11/1/2039	114,751	106,891
3.00%, 2/1/2040	1,035,326	964,412
3.00%, 3/1/2040	2,347,022	2,207,817
3.00%, 4/1/2040	2,112,603	1,968,860
3.00%, 11/1/2041	4,703,556	4,179,631
3.00%, 6/1/2042	8,760,411	7,979,185
3.00%, 9/1/2042	62,961	57,387
3.00%, 10/1/2042	249,510	227,457
3.00%, 12/1/2042	185,258	168,867
3.00%, 1/1/2043	778,602	709,715
3.00%, 2/1/2043	308,504	281,204
3.00%, 3/1/2043	281,634	250,263
3.00%, 4/1/2043	259,807	235,856
3.00%, 5/1/2043	1,001,705	907,648
3.00%, 6/1/2043	739,167	671,008
3.00%, 7/1/2043	205,124	186,214
3.00%, 8/1/2043	2,910,503	2,643,583
3.00%, 9/1/2043	54,519	49,493
3.00%, 1/1/2044	1,657	1,504
3.00%, 3/1/2044	94,835	86,092
3.00%, 10/1/2044	1,470,054	1,329,243
3.00%, 12/1/2044	350,358	307,314
3.00%, 1/1/2045	339,534	306,295
3.00%, 4/1/2045	202,518	181,500
3.00%, 5/1/2045	285,688	255,676
3.00%, 8/1/2045	292,500	265,536
3.00%, 11/1/2045	131,094	117,323
3.00%, 12/1/2045	60,951	54,548
3.00%, 4/1/2046	2,267,614	2,029,401
3.00%, 5/1/2046	488,978	427,280
3.00%, 6/1/2046	3,597,221	3,231,607
3.00%, 8/1/2046	1,181,811	1,038,617
3.00%, 9/1/2046	4,788,319	4,292,220
3.00%, 10/1/2046	5,992,482	5,343,111
3.00%, 11/1/2046	2,357,966	2,107,058
3.00%, 12/1/2046	293,142	261,459
3.00%, 1/1/2047	3,254,350	2,918,365
3.00%, 2/1/2047	68,111	61,832
3.00%, 3/1/2047	390,569	348,493
3.00%, 4/1/2047	9,225,708	8,097,173
3.00%, 7/1/2047	3,835,733	3,408,474
3.00%, 8/1/2047	310,015	275,482
Security Description	Principal Amount	Value
3.00%, 9/1/2047	$295,225	$264,387
3.00%, 10/1/2047	4,501,634	3,997,963
3.00%, 12/1/2047	1,623,158	1,442,356
3.00%, 1/1/2048	1,060,930	939,615
3.00%, 2/1/2048	817,070	723,641
3.00%, 4/1/2048	6,599,853	5,991,437
3.00%, 9/1/2048	1,327,713	1,179,820
3.00%, 11/1/2048	957,787	848,266
3.00%, 6/1/2049	345,010	302,623
3.00%, 7/1/2049	217,261	190,569
3.00%, 9/1/2049	2,854,828	2,505,986
3.00%, 10/1/2049	1,353,268	1,187,014
3.00%, 11/1/2049	2,990,528	2,624,477
3.00%, 12/1/2049	1,036,966	919,612
3.00%, 1/1/2050	9,606,680	8,425,496
3.00%, 2/1/2050	18,670,623	16,472,850
3.00%, 3/1/2050	13,281,391	11,653,738
3.00%, 4/1/2050	1,726,591	1,513,255
3.00%, 6/1/2050	596,665	522,429
3.00%, 7/1/2050	9,290,606	8,140,043
3.00%, 8/1/2050	13,049,582	11,468,825
3.00%, 9/1/2050	8,061,910	7,042,155
3.00%, 10/1/2050	342,057	299,076
3.00%, 11/1/2050	147,061	128,582
3.00%, 12/1/2050	56,213	49,115
3.00%, 1/1/2051	1,885,506	1,646,832
3.00%, 3/1/2051	1,097,962	958,860
3.00%, 4/1/2051	7,461,578	6,562,131
3.00%, 5/1/2051	11,118,653	9,711,111
3.00%, 6/1/2051	3,636,188	3,167,518
3.00%, 7/1/2051	4,296,382	3,746,749
3.00%, 8/1/2051	6,006,482	5,237,092
3.00%, 9/1/2051	6,556,913	5,714,033
3.00%, 10/1/2051	1,315,748	1,149,707
3.00%, 11/1/2051	833,137	726,554
3.00%, 12/1/2051	7,620,428	6,669,590
3.00%, 1/1/2052	124,205	108,085
3.00%, 2/1/2052	5,219,010	4,564,533
3.00%, 3/1/2052	1,021,575	885,373
3.00%, 4/1/2052	11,732,011	10,166,061
3.00%, 5/1/2052	14,574,502	12,644,382
3.00%, 6/1/2052	27,543,345	23,861,515
3.00%, 7/1/2052	1,435,230	1,244,396
3.00%, 3/1/2053	220,517	191,065
3.50%, 12/1/2025	2,629	2,615
3.50%, 1/1/2026	364	362
3.50%, 1/1/2027	2,598	2,575
3.50%, 1/1/2028	17,481	17,299
3.50%, 2/1/2028	109,061	108,289
3.50%, 10/1/2028	204,888	202,407
3.50%, 1/1/2029	19,353	19,110
3.50%, 5/1/2029	26,161	25,811
3.50%, 10/1/2029	10,122	9,980
3.50%, 9/1/2030	2,599,161	2,561,265
3.50%, 12/1/2030	29,395	28,961

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.50%, 3/1/2031	$207,574	$204,232
3.50%, 6/1/2031	148,213	146,035
3.50%, 4/1/2032	101,787	99,971
3.50%, 5/1/2032	1,368,606	1,349,509
3.50%, 7/1/2032	3,301,449	3,239,271
3.50%, 9/1/2032	400,421	393,649
3.50%, 2/1/2033	63,215	61,872
3.50%, 3/1/2033	116,809	114,628
3.50%, 4/1/2033	184,182	180,762
3.50%, 5/1/2033	129,468	126,733
3.50%, 6/1/2033	45,503	44,485
3.50%, 3/1/2034	83,295	82,051
3.50%, 4/1/2034	220,902	215,345
3.50%, 6/1/2034	112,520	109,370
3.50%, 7/1/2034	26,508	25,778
3.50%, 11/1/2034	392,961	381,426
3.50%, 5/1/2035	547,193	536,910
3.50%, 9/1/2035	234,725	230,190
3.50%, 2/1/2036	1,109,799	1,071,806
3.50%, 7/1/2037	67,426	64,889
3.50%, 10/1/2037	264,717	254,529
3.50%, 11/1/2037	634,561	610,121
3.50%, 2/1/2038	365,065	350,655
3.50%, 12/1/2038	49,069	47,156
3.50%, 6/1/2039	39,339	37,497
3.50%, 8/1/2039	1,297,014	1,255,235
3.50%, 9/1/2040	288,348	267,287
3.50%, 12/1/2040	67,453	63,541
3.50%, 1/1/2041	55,262	52,056
3.50%, 2/1/2042	77,786	72,874
3.50%, 5/1/2042	238,057	222,979
3.50%, 6/1/2042	115,196	107,900
3.50%, 7/1/2042	62,711	58,739
3.50%, 9/1/2042	234,567	219,689
3.50%, 10/1/2042	436,229	408,598
3.50%, 12/1/2042	689,365	645,640
3.50%, 1/1/2043	43,062	40,334
3.50%, 2/1/2043	576,113	540,861
3.50%, 4/1/2043	124,837	117,059
3.50%, 5/1/2043	165,966	155,554
3.50%, 6/1/2043	459,145	430,576
3.50%, 8/1/2043	1,050,202	984,811
3.50%, 10/1/2043	50,053	46,933
3.50%, 1/1/2044	35,260	33,062
3.50%, 5/1/2044	217,314	204,093
3.50%, 8/1/2044	75,570	70,510
3.50%, 9/1/2044	108,785	101,320
3.50%, 10/1/2044	79,066	73,291
3.50%, 11/1/2044	347,917	324,045
3.50%, 12/1/2044	939,189	870,588
3.50%, 1/1/2045	115,758	107,303
3.50%, 2/1/2045	4,342,159	4,070,428
3.50%, 3/1/2045	64,978	60,313
3.50%, 4/1/2045	138,647	128,264
3.50%, 5/1/2045	339,968	315,047
Security Description	Principal Amount	Value
3.50%, 6/1/2045	$246,693	$228,219
3.50%, 7/1/2045	946,464	876,040
3.50%, 8/1/2045	2,440,949	2,272,771
3.50%, 9/1/2045	491,771	458,348
3.50%, 10/1/2045	195,553	180,909
3.50%, 11/1/2045	1,949,899	1,806,430
3.50%, 12/1/2045	1,782,931	1,649,413
3.50%, 1/1/2046	24,059	22,258
3.50%, 2/1/2046	720,329	665,020
3.50%, 3/1/2046	4,478,294	4,198,009
3.50%, 4/1/2046	758,686	698,341
3.50%, 5/1/2046	182,867	168,304
3.50%, 6/1/2046	221,859	204,531
3.50%, 7/1/2046	345,267	317,933
3.50%, 8/1/2046	2,673,842	2,491,174
3.50%, 10/1/2046	493,154	453,923
3.50%, 11/1/2046	138,203	127,212
3.50%, 12/1/2046	59,120	54,418
3.50%, 1/1/2047	2,313,025	2,143,007
3.50%, 2/1/2047	733,682	683,917
3.50%, 3/1/2047	268,468	246,392
3.50%, 4/1/2047	284,535	262,152
3.50%, 5/1/2047	12,588,816	11,601,465
3.50%, 6/1/2047	554,636	513,101
3.50%, 7/1/2047	3,277,432	3,069,837
3.50%, 8/1/2047	76,219	69,892
3.50%, 9/1/2047	770,459	703,453
3.50%, 10/1/2047	66,245	60,746
3.50%, 11/1/2047	3,487,755	3,212,911
3.50%, 12/1/2047	6,189,038	5,725,341
3.50%, 1/1/2048	8,374,450	7,694,804
3.50%, 2/1/2048	3,288,214	3,009,085
3.50%, 3/1/2048	5,498,644	5,007,832
3.50%, 4/1/2048	497,254	455,578
3.50%, 5/1/2048	978,552	899,982
3.50%, 6/1/2048	119,184	109,026
3.50%, 7/1/2048	8,245,885	7,598,173
3.50%, 8/1/2048	115,006	105,979
3.50%, 9/1/2048	16,410	15,014
3.50%, 11/1/2048	951,413	872,444
3.50%, 4/1/2049	2,654,209	2,429,173
3.50%, 6/1/2049	3,201,091	2,948,868
3.50%, 7/1/2049	1,103,849	1,005,597
3.50%, 8/1/2049	1,945,011	1,771,870
3.50%, 9/1/2049	3,586,216	3,293,293
3.50%, 10/1/2049	877,562	799,444
3.50%, 11/1/2049	477,004	434,542
3.50%, 12/1/2049	220,887	202,348
3.50%, 1/1/2050	1,461,249	1,331,172
3.50%, 2/1/2050	507,042	461,906
3.50%, 3/1/2050	2,201,982	1,998,518
3.50%, 4/1/2050	8,295,331	7,571,022
3.50%, 5/1/2050	4,869,219	4,462,537
3.50%, 6/1/2050	747,398	680,894
3.50%, 7/1/2050	291,403	265,515

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.50%, 8/1/2050	$2,494,654	$2,292,756
3.50%, 11/1/2050	644,194	586,465
3.50%, 1/1/2051	1,497,970	1,364,624
3.50%, 6/1/2051	1,526,584	1,383,779
3.50%, 7/1/2051	4,172,970	3,801,501
3.50%, 8/1/2051	948,467	860,753
3.50%, 9/1/2051	4,073,136	3,699,860
3.50%, 4/1/2052	2,149,299	1,948,758
3.50%, 5/1/2052	6,231,126	5,633,920
3.50%, 6/1/2052	23,973,853	21,633,482
3.50%, 7/1/2052	1,936,313	1,746,774
3.50%, 9/1/2052	2,599,465	2,344,812
3.50%, 12/1/2052	6,214,003	5,606,218
3.50%, 2/1/2053	4,346,868	3,949,606
4.00%, 5/1/2026	45,203	44,975
4.00%, 6/1/2026	1,850	1,840
4.00%, 8/1/2026	999	994
4.00%, 9/1/2027	7,523	7,479
4.00%, 5/1/2029	169,705	168,733
4.00%, 11/1/2033	20,289	20,107
4.00%, 1/1/2034	63,937	63,175
4.00%, 2/1/2034	44,221	43,811
4.00%, 8/1/2034	432,585	428,380
4.00%, 5/1/2037	43,819	43,025
4.00%, 1/1/2038	1,637,564	1,610,798
4.00%, 6/1/2038	1,157,407	1,142,115
4.00%, 9/1/2038	68,067	66,635
4.00%, 2/1/2039	287,728	281,617
4.00%, 12/1/2039	1,180,742	1,146,671
4.00%, 9/1/2040	371,950	361,164
4.00%, 10/1/2040	66,904	64,964
4.00%, 12/1/2040	60,031	58,290
4.00%, 2/1/2041	81,492	79,128
4.00%, 10/1/2041	308,761	299,269
4.00%, 12/1/2041	19,528	18,924
4.00%, 2/1/2042	162,295	156,941
4.00%, 4/1/2042	135,955	131,468
4.00%, 8/1/2042	1,241,303	1,194,008
4.00%, 12/1/2042	182,171	176,158
4.00%, 6/1/2043	1,747,591	1,684,426
4.00%, 9/1/2043	129,434	124,591
4.00%, 10/1/2043	192,410	185,212
4.00%, 12/1/2043	306,358	294,906
4.00%, 2/1/2044	45,071	43,385
4.00%, 4/1/2044	7,514,215	7,209,386
4.00%, 5/1/2044	175,253	165,860
4.00%, 6/1/2044	21,427	20,556
4.00%, 7/1/2044	1,119,460	1,077,382
4.00%, 8/1/2044	236,261	227,192
4.00%, 9/1/2044	12,693	12,177
4.00%, 10/1/2044	17,129	16,433
4.00%, 11/1/2044	299,002	286,844
4.00%, 12/1/2044	934,406	896,494
4.00%, 1/1/2045	105,393	101,108
4.00%, 3/1/2045	1,485,049	1,424,730
Security Description	Principal Amount	Value
4.00%, 6/1/2045	$1,116,910	$1,069,642
4.00%, 7/1/2045	298,052	283,884
4.00%, 8/1/2045	230,372	221,753
4.00%, 9/1/2045	234,161	223,025
4.00%, 12/1/2045	1,165,408	1,111,088
4.00%, 2/1/2046	56,338	53,660
4.00%, 3/1/2046	5,787,127	5,607,695
4.00%, 4/1/2046	280,084	267,860
4.00%, 6/1/2046	84,396	80,294
4.00%, 7/1/2046	129,134	122,778
4.00%, 9/1/2046	1,557,374	1,507,652
4.00%, 10/1/2046	486,243	462,378
4.00%, 11/1/2046	2,396,519	2,316,031
4.00%, 12/1/2046	251,211	238,858
4.00%, 2/1/2047	141,461	134,747
4.00%, 3/1/2047	370,482	350,698
4.00%, 4/1/2047	7,959,265	7,564,984
4.00%, 5/1/2047	533,389	505,336
4.00%, 6/1/2047	1,692,310	1,601,232
4.00%, 7/1/2047	1,534,498	1,456,880
4.00%, 8/1/2047	1,154,176	1,096,633
4.00%, 9/1/2047	3,525,440	3,321,612
4.00%, 10/1/2047	3,268,390	3,092,487
4.00%, 11/1/2047	225,546	213,405
4.00%, 1/1/2048	4,066,323	3,847,476
4.00%, 2/1/2048	3,584,020	3,391,586
4.00%, 4/1/2048	57,232	54,316
4.00%, 5/1/2048	134,792	127,329
4.00%, 6/1/2048	1,617,065	1,527,536
4.00%, 7/1/2048	1,472,823	1,391,283
4.00%, 8/1/2048	1,793,782	1,703,289
4.00%, 9/1/2048	4,937,448	4,670,910
4.00%, 10/1/2048	7,517,726	7,142,188
4.00%, 11/1/2048	908,705	858,394
4.00%, 12/1/2048	2,207,365	2,088,763
4.00%, 1/1/2049	767,270	733,533
4.00%, 2/1/2049	178,183	168,971
4.00%, 3/1/2049	2,242,064	2,124,632
4.00%, 4/1/2049	163,509	155,132
4.00%, 5/1/2049	1,851,616	1,760,046
4.00%, 6/1/2049	4,756,948	4,517,659
4.00%, 7/1/2049	4,694,292	4,449,085
4.00%, 8/1/2049	22,348	21,068
4.00%, 9/1/2049	1,435,278	1,353,109
4.00%, 12/1/2049	1,571,827	1,485,280
4.00%, 1/1/2050	159,922	150,773
4.00%, 3/1/2050	529,121	497,198
4.00%, 4/1/2050	2,964,842	2,791,025
4.00%, 6/1/2050	1,652,226	1,550,763
4.00%, 7/1/2050	354,251	332,819
4.00%, 8/1/2050	108,456	102,251
4.00%, 9/1/2050	548,967	517,559
4.00%, 10/1/2050	1,064,865	1,000,440
4.00%, 11/1/2050	137,336	129,479
4.00%, 12/1/2050	576,675	541,785

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.00%, 1/1/2051	$810,694	$764,313
4.00%, 2/1/2051	1,071,156	1,014,694
4.00%, 5/1/2051	3,062,780	2,893,209
4.00%, 8/1/2051	2,535,301	2,390,253
4.00%, 4/1/2052	928,950	872,197
4.00%, 5/1/2052	1,632,775	1,525,355
4.00%, 7/1/2052	759,325	716,175
4.00%, 8/1/2052	21,768,534	20,335,431
4.00%, 10/1/2052	15,614,931	14,554,211
4.00%, 11/1/2052	2,665,761	2,484,676
4.00%, 4/1/2053	1,608,948	1,506,479
4.00%, 5/1/2053	7,857,421	7,309,113
4.00%, 7/1/2053	3,420,319	3,187,977
4.00%, 10/1/2053	714,976	674,237
4.00%, 11/1/2054	4,880,380	4,538,744
4.50%, 3/1/2029	22,791	22,716
4.50%, 4/1/2031	13,818	13,879
4.50%, 5/1/2038	1,709,832	1,699,706
4.50%, 11/1/2039	3,058,762	3,040,009
4.50%, 6/1/2040	444,146	442,674
4.50%, 8/1/2040	936,700	933,597
4.50%, 9/1/2040	843,858	841,062
4.50%, 5/1/2041	49,802	49,637
4.50%, 9/1/2041	26,736	26,539
4.50%, 1/1/2042	66,126	65,639
4.50%, 10/1/2042	456,302	453,933
4.50%, 9/1/2043	124,873	124,271
4.50%, 10/1/2043	66,707	65,918
4.50%, 12/1/2043	393,344	388,680
4.50%, 3/1/2044	26,013	25,643
4.50%, 4/1/2044	8,615	8,493
4.50%, 5/1/2044	40,549	40,069
4.50%, 6/1/2044	1,041,285	1,026,513
4.50%, 8/1/2044	233,059	232,286
4.50%, 10/1/2044	53,691	52,928
4.50%, 12/1/2044	179,285	176,746
4.50%, 5/1/2045	185,635	181,947
4.50%, 10/1/2045	417,211	412,266
4.50%, 5/1/2046	294,252	287,443
4.50%, 7/1/2046	74,589	73,533
4.50%, 8/1/2046	100,796	99,366
4.50%, 3/1/2047	1,622,042	1,577,342
4.50%, 5/1/2047	1,241,970	1,232,817
4.50%, 7/1/2047	228,033	222,156
4.50%, 8/1/2047	784,467	762,780
4.50%, 9/1/2047	92,437	89,886
4.50%, 12/1/2047	93,447	90,868
4.50%, 1/1/2048	224,735	218,521
4.50%, 2/1/2048	2,617,179	2,544,828
4.50%, 5/1/2048	640,583	625,216
4.50%, 6/1/2048	70,760	68,866
4.50%, 7/1/2048	232,951	226,718
4.50%, 8/1/2048	469,238	456,933
4.50%, 9/1/2048	862,663	840,391
4.50%, 10/1/2048	2,689,780	2,617,990
Security Description	Principal Amount	Value
4.50%, 11/1/2048	$2,997,930	$2,922,839
4.50%, 12/1/2048	79,197	77,073
4.50%, 2/1/2049	3,638,207	3,532,601
4.50%, 3/1/2049	741,324	721,850
4.50%, 4/1/2049	152,514	148,037
4.50%, 5/1/2049	1,388,526	1,351,395
4.50%, 6/1/2049	423,532	411,086
4.50%, 7/1/2049	227,446	221,152
4.50%, 8/1/2049	2,370,965	2,313,407
4.50%, 9/1/2049	1,479,113	1,434,839
4.50%, 11/1/2049	3,918,746	3,827,815
4.50%, 1/1/2050	201,473	196,071
4.50%, 2/1/2050	680,458	660,485
4.50%, 3/1/2050	3,640,558	3,542,957
4.50%, 4/1/2050	1,556,027	1,517,439
4.50%, 5/1/2050	754,528	732,381
4.50%, 6/1/2050	905,620	877,646
4.50%, 9/1/2050	1,817,836	1,769,098
4.50%, 10/1/2050	319,893	311,317
4.50%, 12/1/2050	117,643	114,190
4.50%, 6/1/2052	1,336,595	1,282,448
4.50%, 7/1/2052	5,393,414	5,184,615
4.50%, 8/1/2052	44,775,168	42,878,808
4.50%, 10/1/2052	1,023,066	981,435
4.50%, 12/1/2052	949,491	910,669
4.50%, 2/1/2053	10,113,575	9,713,982
4.50%, 3/1/2053	3,920,473	3,765,468
4.50%, 6/1/2053	953,041	915,996
4.50%, 3/1/2054	3,211,777	3,076,005
4.50%, 7/1/2054	7,186,188	6,874,587
4.50%, 11/1/2054	3,487,092	3,335,888
4.50%, 12/1/2054	3,424,417	3,285,157
5.00%, 11/1/2038	311,173	313,473
5.00%, 6/1/2039	122,084	124,091
5.00%, 8/1/2039	166,734	169,180
5.00%, 6/1/2040	59,645	60,453
5.00%, 7/1/2040	36,635	37,131
5.00%, 9/1/2040	29,247	29,643
5.00%, 2/1/2041	22,901	23,211
5.00%, 6/1/2041	446,779	452,374
5.00%, 3/1/2042	65,790	66,679
5.00%, 7/1/2044	30,461	30,726
5.00%, 1/1/2045	12,957	13,069
5.00%, 5/1/2048	264,687	264,663
5.00%, 7/1/2048	119,959	119,947
5.00%, 8/1/2048	177,387	177,520
5.00%, 9/1/2048	344,869	344,331
5.00%, 10/1/2048	580,284	578,428
5.00%, 11/1/2048	380,179	380,145
5.00%, 1/1/2049	60,614	60,519
5.00%, 8/1/2049	595,751	595,691
5.00%, 10/1/2049	336,472	336,442
5.00%, 12/1/2049	5,068,370	5,060,466
5.00%, 3/1/2050	529,729	529,649
5.00%, 9/1/2052	6,054,815	5,965,160

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
5.00%, 10/1/2052	$7,614,243	$7,495,505
5.00%, 11/1/2052	250,294	246,518
5.00%, 6/1/2053	28,383,019	27,903,441
5.00%, 8/1/2053	879,623	864,263
5.00%, 9/1/2053	4,854,166	4,818,099
5.00%, 10/1/2053	24,084,320	23,654,671
5.00%, 2/1/2054	1,923,705	1,888,361
5.00%, 5/1/2054	9,489,091	9,303,452
5.00%, 10/1/2054	1,931,747	1,906,131
5.00%, 11/1/2054	11,385,547	11,162,807
5.00%, 1/1/2055	2,981,816	2,930,031
5.50%, 1/1/2035	105,983	109,651
5.50%, 4/1/2036	50,819	52,571
5.50%, 11/1/2038	27,212	28,101
5.50%, 12/1/2038	11,907	12,299
5.50%, 12/1/2039	21,578	22,283
5.50%, 7/1/2041	44,779	46,308
5.50%, 8/1/2044	3,316,663	3,364,995
5.50%, 4/1/2050	525,938	537,377
5.50%, 9/1/2052	3,765,161	3,797,799
5.50%, 12/1/2052	2,668,926	2,696,992
5.50%, 1/1/2053	944,037	948,281
5.50%, 2/1/2053	23,475,253	23,594,801
5.50%, 5/1/2053	19,057,715	19,132,800
5.50%, 8/1/2053	693,515	702,660
5.50%, 9/1/2053	19,214,422	19,252,776
5.50%, 10/1/2053	24,588,236	24,618,428
5.50%, 11/1/2053	4,371,396	4,380,961
5.50%, 7/1/2054	1,850,977	1,876,558
5.50%, 8/1/2054	12,424,830	12,427,584
5.50%, 12/1/2054	14,140,786	14,146,707
5.50%, 2/1/2055	9,782,366	9,784,534
6.00%, 1/1/2037	13,558	14,199
6.00%, 9/1/2037	15,419	16,147
6.00%, 9/1/2039	11,819	12,403
6.00%, 6/1/2040	28,455	29,800
6.00%, 10/1/2040	37,345	39,188
6.00%, 2/1/2044	1,309,549	1,337,476
6.00%, 12/1/2052	1,494,414	1,534,867
6.00%, 1/1/2053	16,191,497	16,540,547
6.00%, 3/1/2053	4,141,878	4,226,724
6.00%, 5/1/2053	5,071,276	5,171,372
6.00%, 7/1/2053	5,082,639	5,212,437
6.00%, 8/1/2053	5,147,649	5,247,390
6.00%, 9/1/2053	5,126,741	5,278,691
6.00%, 10/1/2053	6,661,453	6,782,501
6.00%, 11/1/2053	603,727	616,045
6.00%, 2/1/2054	1,374,266	1,406,770
6.00%, 5/1/2054	9,781,674	9,953,223
6.00%, 6/1/2054	3,676,072	3,769,707
6.00%, 7/1/2054	1,774,554	1,806,316
6.00%, 8/1/2054	34,424,912	35,020,703
6.00%, 9/1/2054	7,033,451	7,154,637
6.50%, 7/1/2053	4,395,042	4,545,316
6.50%, 10/1/2053	7,291,301	7,566,162
Security Description	Principal Amount	Value
6.50%, 11/1/2053	$3,350,339	$3,460,213
6.50%, 12/1/2053	5,425,734	5,603,670
6.50%, 2/1/2054	6,272,107	6,539,411
6.50%, 5/1/2054	1,025,055	1,057,960
6.50%, 6/1/2054	14,003,916	14,453,451
6.50%, 8/1/2054	22,158,197	22,869,491
6.50%, 2/1/2055	18,914,511	19,614,331
7.00%, 11/1/2053	4,807,779	5,054,825
7.00%, 2/1/2054	4,744,032	4,987,802
Government National Mortgage Association:
1.50%, 2/20/2051	1,021,050	798,654
1.50%, 7/20/2051	536,213	417,376
1.50%, 9/20/2051	752,638	583,275
1.50%, 10/20/2051	381,150	294,476
1.50%, 11/20/2051	390,568	301,387
2.00%, 7/20/2050	2,145,926	1,750,935
2.00%, 8/20/2050	7,041,323	5,744,715
2.00%, 9/20/2050	2,206,958	1,800,392
2.00%, 10/20/2050	8,521,801	6,951,255
2.00%, 11/20/2050	5,146,775	4,197,841
2.00%, 12/20/2050	18,139,029	14,793,250
2.00%, 1/20/2051	23,421,290	19,099,377
2.00%, 2/20/2051	3,762,683	3,067,549
2.00%, 3/20/2051	16,307,201	13,287,683
2.00%, 4/20/2051	13,606,102	11,091,915
2.00%, 5/20/2051	14,182,139	11,561,229
2.00%, 6/20/2051	23,041,783	18,783,124
2.00%, 8/20/2051	12,460,933	10,157,368
2.00%, 9/20/2051	9,788,406	7,978,699
2.00%, 11/20/2051	9,315,173	7,592,590
2.00%, 12/20/2051	19,349,159	15,770,685
2.00%, 1/20/2052	28,454,117	23,191,191
2.00%, 2/20/2052	1,563,417	1,274,237
2.00%, 3/20/2052	17,278,764	14,082,768
2.00%, 4/20/2052	3,013,148	2,455,816
2.00%, 5/20/2052	6,418,512	5,231,301
2.00%, 8/20/2052	928,870	757,060
2.00%, 12/20/2052	1,767,834	1,399,953
2.50%, 1/20/2043	25,951	22,975
2.50%, 3/20/2043	161,713	142,501
2.50%, 8/20/2046	422,082	365,323
2.50%, 10/20/2046	90,746	78,543
2.50%, 12/20/2046	918,963	795,387
2.50%, 9/20/2048	4,552,624	3,940,415
2.50%, 10/20/2049	63,824	54,600
2.50%, 12/20/2049	558,758	477,919
2.50%, 1/20/2050	612,633	523,951
2.50%, 2/20/2050	705,117	600,794
2.50%, 4/20/2050	584,107	498,167
2.50%, 6/20/2050	1,639,304	1,396,260
2.50%, 7/20/2050	1,910,625	1,624,770
2.50%, 8/20/2050	8,790,218	7,485,619
2.50%, 9/20/2050	10,017,966	8,530,376
2.50%, 10/20/2050	11,892,613	10,125,735

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
2.50%, 11/20/2050	$6,925,051	$5,895,665
2.50%, 12/20/2050	9,938,894	8,460,743
2.50%, 1/20/2051	16,004,088	13,622,661
2.50%, 2/20/2051	20,343,353	17,301,837
2.50%, 3/20/2051	9,202,248	7,809,417
2.50%, 4/20/2051	13,774,859	11,718,927
2.50%, 5/20/2051	7,465,787	6,352,558
2.50%, 6/20/2051	14,931,925	12,704,261
2.50%, 7/20/2051	11,353,949	9,659,199
2.50%, 8/20/2051	11,226,008	9,549,488
2.50%, 9/20/2051	9,889,700	8,411,984
2.50%, 10/20/2051	11,807,730	10,042,510
2.50%, 11/20/2051	6,242,568	5,308,841
2.50%, 12/20/2051	2,233,349	1,899,297
2.50%, 1/20/2052	22,633,711	19,246,544
2.50%, 2/20/2052	12,985,305	11,041,033
2.50%, 3/20/2052	2,674,971	2,274,234
2.50%, 4/20/2052	16,582,290	14,098,099
2.50%, 5/20/2052	4,973,329	4,228,275
2.50%, 6/20/2052	2,695,892	2,292,020
2.50%, 7/20/2052	2,770,595	2,355,532
2.50%, 8/20/2052	1,320,827	1,122,954
2.50%, 9/20/2052	566,573	481,695
2.50%, 12/20/2052	2,056,543	1,748,453
3.00%, 5/20/2032	84,084	81,524
3.00%, 5/15/2042	36,344	33,075
3.00%, 7/20/2042	76,218	69,658
3.00%, 8/20/2042	6,739,925	6,159,798
3.00%, 9/20/2042	117,241	107,149
3.00%, 12/20/2042	98,538	90,057
3.00%, 1/20/2043	146,146	133,566
3.00%, 3/20/2043	480,839	438,158
3.00%, 4/20/2043	117,963	107,492
3.00%, 7/20/2043	2,275,076	2,073,131
3.00%, 8/20/2043	198,688	181,052
3.00%, 10/20/2043	465,500	424,181
3.00%, 1/20/2044	53,521	48,770
3.00%, 8/20/2044	604,891	551,198
3.00%, 11/20/2044	68,600	61,791
3.00%, 12/20/2044	138,689	124,923
3.00%, 2/15/2045	48,596	43,574
3.00%, 3/15/2045	26,803	24,013
3.00%, 3/20/2045	13,877	12,444
3.00%, 4/20/2045	4,079,370	3,658,240
3.00%, 5/20/2045	58,599	52,550
3.00%, 6/20/2045	5,086,740	4,561,615
3.00%, 7/20/2045	616,079	552,479
3.00%, 8/20/2045	27,475	24,639
3.00%, 9/20/2045	169,822	152,698
3.00%, 12/20/2045	71,022	63,690
3.00%, 1/20/2046	250,367	224,521
3.00%, 2/20/2046	3,047,502	2,759,015
3.00%, 5/20/2046	78,929	70,717
3.00%, 6/20/2046	2,455,270	2,204,585
3.00%, 7/20/2046	57,088	51,215
Security Description	Principal Amount	Value
3.00%, 8/20/2046	$5,532,211	$4,963,107
3.00%, 9/20/2046	2,311,818	2,071,284
3.00%, 10/20/2046	1,816,011	1,629,140
3.00%, 12/20/2046	434,055	389,437
3.00%, 1/20/2047	1,843,557	1,653,141
3.00%, 2/15/2047	203,869	182,646
3.00%, 2/20/2047	134,070	120,120
3.00%, 6/20/2047	35,923	32,158
3.00%, 7/20/2047	2,445,948	2,189,570
3.00%, 9/20/2047	46,197	41,355
3.00%, 10/20/2047	1,075,485	962,755
3.00%, 11/20/2047	2,431,003	2,176,192
3.00%, 12/20/2047	1,170,705	1,047,995
3.00%, 1/20/2048	450,704	403,463
3.00%, 2/20/2048	206,385	184,752
3.00%, 3/20/2048	255,754	228,946
3.00%, 4/20/2048	360,594	322,798
3.00%, 9/20/2048	193,758	173,449
3.00%, 12/20/2048	85,214	76,282
3.00%, 3/20/2049	815,588	730,730
3.00%, 6/20/2049	66,892	59,881
3.00%, 8/20/2049	1,066,741	947,609
3.00%, 9/20/2049	1,708,473	1,514,159
3.00%, 11/20/2049	1,752,950	1,555,828
3.00%, 12/20/2049	1,405,323	1,247,293
3.00%, 1/20/2050	10,033,632	8,919,399
3.00%, 2/20/2050	2,761,474	2,451,800
3.00%, 3/20/2050	3,622,139	3,216,042
3.00%, 4/20/2050	8,047,524	7,145,357
3.00%, 5/20/2050	6,367,462	5,653,980
3.00%, 6/20/2050	7,877,883	6,990,639
3.00%, 7/20/2050	8,077,842	7,173,490
3.00%, 8/20/2050	3,675,640	3,263,137
3.00%, 9/20/2050	1,242,767	1,103,296
3.00%, 10/20/2050	957,405	849,959
3.00%, 12/20/2050	1,144,679	1,015,594
3.00%, 1/20/2051	1,724,742	1,529,775
3.00%, 2/20/2051	85,863	76,134
3.00%, 4/20/2051	97,591	86,425
3.00%, 5/20/2051	4,716,770	4,176,717
3.00%, 6/20/2051	3,933,843	3,483,129
3.00%, 7/20/2051	2,838,835	2,513,361
3.00%, 8/20/2051	5,035,539	4,457,823
3.00%, 9/20/2051	8,326,070	7,370,196
3.00%, 10/20/2051	4,069,803	3,602,255
3.00%, 11/20/2051	107,514	95,154
3.00%, 12/20/2051	5,718,892	5,061,011
3.00%, 1/20/2052	1,790,145	1,584,075
3.00%, 2/20/2052	374,318	331,200
3.00%, 3/20/2052	3,525,962	3,118,971
3.00%, 5/20/2052	17,860,578	15,798,986
3.00%, 6/20/2052	2,851,570	2,522,422
3.00%, 8/20/2052	4,711,583	4,167,740
3.00%, 9/20/2052	3,475,523	3,074,354
3.00%, 1/20/2053	1,623,807	1,436,376

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
3.00%, 3/20/2053	$7,524,106	$6,675,616
3.00%, 4/20/2053	1,356,544	1,206,146
3.00%, 9/20/2053	3,430,590	3,047,452
3.50%, 12/20/2041	1,264,505	1,182,507
3.50%, 2/15/2042	59,470	55,618
3.50%, 4/15/2042	22,464	21,009
3.50%, 4/20/2042	723,673	676,684
3.50%, 6/20/2042	158,818	148,505
3.50%, 9/20/2042	515,182	481,731
3.50%, 10/20/2042	643,513	601,730
3.50%, 11/20/2042	12,137	11,348
3.50%, 2/20/2043	427,685	399,906
3.50%, 3/20/2043	80,138	74,929
3.50%, 4/20/2043	86,330	80,723
3.50%, 5/20/2043	69,991	65,440
3.50%, 6/20/2043	679,935	635,724
3.50%, 7/20/2043	373,935	349,621
3.50%, 9/20/2043	81,637	77,080
3.50%, 10/20/2043	417,901	390,728
3.50%, 11/20/2043	374,088	349,764
3.50%, 1/20/2044	50,450	47,170
3.50%, 3/20/2044	1,060,601	991,638
3.50%, 4/20/2044	56,517	52,782
3.50%, 5/20/2044	62,293	58,176
3.50%, 6/20/2044	1,437,378	1,342,375
3.50%, 7/20/2044	29,368	27,427
3.50%, 8/20/2044	43,221	40,364
3.50%, 10/20/2044	1,184,881	1,106,566
3.50%, 11/20/2044	113,843	106,319
3.50%, 12/20/2044	11,945	11,155
3.50%, 1/20/2045	424,403	396,352
3.50%, 2/20/2045	519,754	485,401
3.50%, 3/20/2045	14,417	13,390
3.50%, 4/20/2045	1,368,117	1,270,741
3.50%, 5/20/2045	121,597	112,942
3.50%, 6/20/2045	25,829	23,991
3.50%, 7/20/2045	216,756	201,329
3.50%, 8/20/2045	134,317	124,757
3.50%, 9/20/2045	68,572	64,126
3.50%, 10/20/2045	230,245	213,857
3.50%, 11/20/2045	601,961	559,117
3.50%, 12/20/2045	17,123	15,904
3.50%, 1/20/2046	3,026,189	2,810,804
3.50%, 2/20/2046	2,968,976	2,757,662
3.50%, 4/20/2046	1,441,935	1,347,783
3.50%, 5/20/2046	572,287	529,820
3.50%, 6/20/2046	356,048	329,627
3.50%, 7/20/2046	5,684,577	5,262,750
3.50%, 8/20/2046	226,652	209,833
3.50%, 9/20/2046	254,994	236,072
3.50%, 10/20/2046	289,783	268,280
3.50%, 11/20/2046	1,342,488	1,242,868
3.50%, 12/20/2046	864,379	800,237
3.50%, 1/20/2047	55,942	51,791
3.50%, 2/20/2047	617,062	571,273
Security Description	Principal Amount	Value
3.50%, 3/20/2047	$244,523	$226,443
3.50%, 5/20/2047	184,842	171,175
3.50%, 6/20/2047	368,932	341,654
3.50%, 7/20/2047	121,979	112,960
3.50%, 8/20/2047	215,111	199,206
3.50%, 9/20/2047	1,605,428	1,486,726
3.50%, 10/20/2047	1,542,689	1,428,626
3.50%, 12/20/2047	5,341,732	4,946,775
3.50%, 1/20/2048	3,651,964	3,381,945
3.50%, 2/20/2048	692,466	641,229
3.50%, 4/20/2048	99,489	92,133
3.50%, 5/20/2048	836,734	774,868
3.50%, 6/20/2048	43,677	40,345
3.50%, 8/20/2048	31,283	28,897
3.50%, 10/20/2048	434,936	401,752
3.50%, 11/20/2048	519,527	479,888
3.50%, 2/20/2049	45,794	42,300
3.50%, 3/20/2049	104,153	96,206
3.50%, 6/20/2049	1,690,471	1,556,281
3.50%, 7/20/2049	554,753	510,717
3.50%, 8/20/2049	835,691	769,354
3.50%, 9/20/2049	1,638,042	1,508,014
3.50%, 10/20/2049	5,375,635	4,948,917
3.50%, 12/20/2049	1,675,229	1,542,249
3.50%, 1/20/2050	6,137,002	5,649,846
3.50%, 2/20/2050	5,193,739	4,781,459
3.50%, 3/20/2050	1,653,764	1,522,487
3.50%, 5/20/2050	1,206,831	1,111,032
3.50%, 6/20/2050	5,002,698	4,608,539
3.50%, 7/20/2050	1,381,224	1,271,582
3.50%, 11/20/2050	704,224	648,323
3.50%, 12/20/2050	2,989,123	2,753,612
3.50%, 1/20/2051	2,788,192	2,568,512
3.50%, 2/20/2051	1,070,316	985,354
3.50%, 5/20/2051	208,577	192,143
3.50%, 6/20/2051	2,533,947	2,334,299
3.50%, 7/20/2051	453,290	417,576
3.50%, 8/20/2051	6,323,982	5,782,469
3.50%, 9/20/2051	1,991,043	1,820,553
3.50%, 1/20/2052	73,917	67,588
3.50%, 4/20/2052	1,396,412	1,276,340
3.50%, 6/20/2052	10,038,174	9,174,263
3.50%, 7/20/2052	3,825,275	3,495,472
3.50%, 9/20/2052	2,201,520	2,011,542
3.50%, 10/20/2052	9,881,742	9,027,483
3.50%, 12/20/2052	5,521,301	5,045,272
3.50%, 3/20/2053	247,652	228,140
3.50%, 6/20/2053	2,234,658	2,058,590
3.50%, 7/20/2053	7,903,663	7,280,938
3.50%, 12/20/2054	4,489,613	4,080,006
4.00%, 2/15/2040	3,975	3,867
4.00%, 4/15/2040	35,769	34,351
4.00%, 11/20/2040	2,213,345	2,135,609
4.00%, 12/20/2040	2,508,070	2,419,982
4.00%, 6/20/2041	421,208	406,021

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.00%, 11/20/2041	$33,066	$31,874
4.00%, 2/20/2042	35,524	34,243
4.00%, 5/20/2042	33,130	31,904
4.00%, 6/20/2042	535,413	515,597
4.00%, 8/20/2042	15,564	14,988
4.00%, 8/20/2043	35,792	34,399
4.00%, 10/20/2043	149,357	143,545
4.00%, 11/20/2043	211,924	203,676
4.00%, 3/20/2044	36,491	34,906
4.00%, 5/20/2044	249,425	238,594
4.00%, 7/15/2044	44,426	42,414
4.00%, 7/20/2044	38,650	36,972
4.00%, 8/20/2044	92,328	88,319
4.00%, 12/20/2044	99,355	95,041
4.00%, 1/20/2045	34,900	33,385
4.00%, 2/20/2045	106,145	101,536
4.00%, 5/15/2045	11,672	11,110
4.00%, 6/15/2045	18,917	18,004
4.00%, 7/20/2045	121,795	116,406
4.00%, 8/20/2045	22,155	21,166
4.00%, 10/20/2045	43,772	41,836
4.00%, 11/20/2045	117,821	112,609
4.00%, 1/20/2046	28,074	26,832
4.00%, 4/20/2046	1,553,776	1,485,035
4.00%, 5/20/2046	204,831	195,769
4.00%, 1/20/2047	159,355	151,765
4.00%, 3/20/2047	97,387	92,783
4.00%, 4/20/2047	24,019	22,762
4.00%, 5/20/2047	59,666	56,544
4.00%, 6/20/2047	63,155	59,850
4.00%, 7/20/2047	1,295,469	1,228,409
4.00%, 8/20/2047	70,186	66,553
4.00%, 9/20/2047	340,356	322,737
4.00%, 11/20/2047	1,000,800	948,994
4.00%, 2/20/2048	1,947,249	1,845,347
4.00%, 3/20/2048	1,028,881	975,038
4.00%, 4/20/2048	2,506,856	2,373,188
4.00%, 5/20/2048	1,428,537	1,352,366
4.00%, 6/20/2048	2,318,067	2,194,465
4.00%, 8/20/2048	1,066,740	1,010,427
4.00%, 9/20/2048	116,727	110,565
4.00%, 10/20/2048	219,363	207,783
4.00%, 11/20/2048	157,201	148,902
4.00%, 2/20/2049	256,638	242,953
4.00%, 3/20/2049	673,221	637,324
4.00%, 4/20/2049	220,043	207,668
4.00%, 5/20/2049	1,605,338	1,515,055
4.00%, 6/20/2049	2,084,289	1,967,070
4.00%, 7/20/2049	5,892,662	5,561,263
4.00%, 10/20/2049	549,096	518,580
4.00%, 11/20/2049	83,659	79,010
4.00%, 12/20/2049	430,159	406,253
4.00%, 1/20/2050	562,995	531,707
4.00%, 2/20/2050	280,962	265,347
4.00%, 3/20/2050	3,963,654	3,740,741
Security Description	Principal Amount	Value
4.00%, 6/20/2050	$3,302,594	$3,119,055
4.00%, 7/20/2050	692,494	655,937
4.00%, 8/20/2050	460,017	434,452
4.00%, 11/20/2051	1,318,020	1,240,579
4.00%, 5/20/2052	455,607	427,376
4.00%, 6/20/2052	1,285,410	1,204,829
4.00%, 7/20/2052	419,936	393,914
4.00%, 9/20/2052	14,741,148	13,827,712
4.00%, 10/20/2052	19,085,377	17,902,752
4.00%, 11/20/2052	12,907,907	12,108,068
4.00%, 12/20/2054	2,995,354	2,785,185
4.50%, 6/15/2039	6,164	6,152
4.50%, 4/15/2040	35,001	34,752
4.50%, 6/15/2040	18,309	18,179
4.50%, 9/20/2040	31,393	31,172
4.50%, 3/15/2041	17,977	17,849
4.50%, 4/20/2041	1,172,459	1,166,501
4.50%, 6/15/2041	8,084	8,030
4.50%, 7/15/2041	15,960	15,852
4.50%, 7/20/2041	60,677	60,368
4.50%, 12/20/2041	51,477	51,115
4.50%, 10/20/2043	13,069	12,872
4.50%, 12/20/2043	36,714	36,162
4.50%, 1/20/2044	30,440	29,982
4.50%, 4/20/2044	41,848	41,218
4.50%, 5/20/2045	21,124	20,812
4.50%, 6/20/2045	427,839	421,402
4.50%, 10/20/2045	29,144	28,714
4.50%, 11/20/2045	81,585	80,382
4.50%, 1/20/2046	1,552,182	1,529,289
4.50%, 2/20/2046	266,411	262,482
4.50%, 6/20/2046	61,257	60,335
4.50%, 7/20/2046	32,533	32,053
4.50%, 12/20/2046	144,356	142,184
4.50%, 3/20/2047	334,098	328,980
4.50%, 6/20/2047	336,482	330,394
4.50%, 8/20/2047	46,085	45,251
4.50%, 12/20/2047	25,465	24,901
4.50%, 1/20/2048	48,487	47,413
4.50%, 3/20/2048	489,966	479,115
4.50%, 4/20/2048	551,878	539,655
4.50%, 6/20/2048	302,149	295,012
4.50%, 7/20/2048	311,453	304,095
4.50%, 8/20/2048	646,553	631,280
4.50%, 9/20/2048	942,313	920,054
4.50%, 11/20/2048	50,561	49,367
4.50%, 12/20/2048	1,086,711	1,061,041
4.50%, 1/20/2049	2,526,696	2,467,011
4.50%, 2/20/2049	275,365	268,860
4.50%, 4/20/2049	135,653	132,449
4.50%, 5/20/2049	111,257	108,629
4.50%, 6/20/2049	2,509,011	2,449,743
4.50%, 7/20/2049	619,216	604,589
4.50%, 9/20/2049	237,586	231,974
4.50%, 2/20/2050	1,515,320	1,479,525

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
4.50%, 4/20/2050	$2,336,974	$2,282,472
4.50%, 5/20/2050	410,074	400,387
4.50%, 10/20/2050	1,987,306	1,943,293
4.50%, 12/20/2050	1,244,106	1,214,718
4.50%, 4/20/2051	245,434	239,636
4.50%, 5/20/2051	266,934	260,629
4.50%, 6/20/2051	221,271	216,371
4.50%, 12/20/2051	563,392	550,083
4.50%, 5/20/2052	1,285,066	1,240,511
4.50%, 10/20/2052	3,996,049	3,860,454
4.50%, 12/20/2052	12,217,533	11,793,933
4.50%, 1/20/2053	15,087,665	14,564,554
4.50%, 2/20/2053	2,301,891	2,222,081
4.50%, 3/20/2053	4,283,565	4,135,048
4.50%, 6/20/2053	5,796,013	5,592,827
4.50%, 2/20/2054	8,831,479	8,521,882
4.50%, 5/20/2054	3,883,544	3,719,827
4.50%, 10/20/2054	4,972,371	4,766,903
4.50%, 2/20/2055	10,052,673	9,622,394
5.00%, 12/15/2038	9,903	10,134
5.00%, 5/15/2039	16,823	17,173
5.00%, 5/20/2041	364,693	371,421
5.00%, 11/20/2042	48,819	49,724
5.00%, 3/20/2043	10,290	10,480
5.00%, 4/20/2043	26,764	27,260
5.00%, 5/20/2043	9,046	9,213
5.00%, 8/20/2043	40,716	41,466
5.00%, 5/20/2044	23,047	23,472
5.00%, 6/20/2044	13,859	14,114
5.00%, 7/20/2044	34,752	35,393
5.00%, 12/20/2045	181,357	184,701
5.00%, 4/20/2048	17,637	17,737
5.00%, 5/20/2048	104,725	104,695
5.00%, 7/20/2048	35,767	35,757
5.00%, 10/20/2048	52,960	52,860
5.00%, 12/20/2048	126,685	126,446
5.00%, 1/20/2049	432,783	431,968
5.00%, 2/20/2049	349,270	348,612
5.00%, 4/20/2049	153,551	153,262
5.00%, 6/20/2049	943,763	943,522
5.00%, 7/20/2049	141,026	141,238
5.00%, 5/20/2050	365,879	368,003
5.00%, 6/20/2052	485,626	478,784
5.00%, 11/20/2052	9,105,562	8,977,284
5.00%, 12/20/2052	9,201,592	9,071,961
5.00%, 1/20/2053	9,004,321	8,877,469
5.00%, 4/20/2053	4,414,130	4,355,028
5.00%, 5/20/2053	14,743,845	14,546,434
5.00%, 7/20/2053	20,620,844	20,344,743
5.00%, 11/20/2053	1,660,132	1,639,054
5.00%, 5/20/2054	10,901,485	10,711,679
5.00%, 7/20/2054	3,616,587	3,553,619
5.00%, 1/20/2055	27,685,767	27,203,729
5.50%, 9/15/2035	22,813	23,255
5.50%, 7/15/2038	7,000	7,237
Security Description	Principal Amount	Value
5.50%, 3/15/2039	$31,469	$32,897
5.50%, 2/20/2049	36,319	36,880
5.50%, 12/20/2052	8,899,483	8,962,581
5.50%, 5/20/2053	12,370,254	12,448,622
5.50%, 7/20/2053	3,560,685	3,583,234
5.50%, 8/20/2053	8,075,187	8,119,954
5.50%, 10/20/2053	9,156,544	9,207,306
5.50%, 5/20/2054	18,286,921	18,322,457
5.50%, 8/20/2054	4,698,561	4,707,691
5.50%, 9/20/2054	22,883,166	22,927,634
5.50%, 12/20/2054	19,504,283	19,542,186
5.50%, 3/20/2055	14,866,582	14,891,585
6.00%, 8/15/2040	10,653	11,293
6.00%, 9/15/2040	20,284	21,656
6.00%, 1/20/2046	52,214	54,991
6.00%, 12/20/2052	3,269,436	3,334,916
6.00%, 1/20/2053	1,293,126	1,318,804
6.00%, 4/20/2053	633,853	646,775
6.00%, 8/20/2053	4,610,066	4,704,049
6.00%, 9/20/2053	8,131,886	8,297,667
6.00%, 2/20/2054	9,735,600	9,934,075
6.00%, 6/20/2054	20,290,143	20,656,112
6.00%, 9/20/2054	21,754,909	22,081,102
6.00%, 3/20/2055	17,823,662	18,094,089
6.50%, 1/20/2053	1,568,581	1,611,581
6.50%, 2/20/2053	238,130	244,658
6.50%, 7/20/2053	1,283,782	1,318,898
6.50%, 2/20/2054	4,606,928	4,732,944
6.50%, 6/20/2054	20,929,491	21,506,677
6.50%, 8/20/2054	3,185,323	3,267,502
7.00%, 9/20/2053	918,464	948,956
Government National Mortgage Association, TBA:
TBA, 2.00%, 7/20/2054	14,000,000	11,401,460
TBA, 2.50%, 7/20/2054	6,000,000	5,097,822
TBA, 3.00%, 7/20/2054	6,100,000	5,392,028
TBA, 3.50%, 7/20/2054	8,950,000	8,134,691
TBA, 4.00%, 7/20/2054	9,875,000	9,178,852
TBA, 4.50%, 7/20/2054	19,900,000	19,043,862
TBA, 5.00%, 7/20/2054	36,325,000	35,679,033
TBA, 5.50%, 7/20/2054	49,325,000	49,382,710
TBA, 6.00%, 7/20/2054	19,650,000	19,931,781
TBA, 6.50%, 7/20/2054	16,600,000	17,038,904
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 7/1/2039	6,000,000	5,480,082
TBA, 2.00%, 7/1/2054	25,475,000	20,160,355
TBA, 2.50%, 7/1/2055	31,500,000	26,121,217
TBA, 3.00%, 7/1/2039	6,300,000	6,003,509
TBA, 3.00%, 7/1/2054	21,500,000	18,597,801
TBA, 3.50%, 7/1/2039	2,825,000	2,726,052
TBA, 3.50%, 7/1/2054	16,400,000	14,765,658
TBA, 4.00%, 7/1/2039	4,725,000	4,621,319
TBA, 4.00%, 7/1/2054	17,500,000	16,272,900
TBA, 4.50%, 7/1/2039	4,500,000	4,472,109

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025

Security Description	Principal Amount	Value
TBA, 4.50%, 7/1/2054	$15,500,000	$14,825,006
TBA, 5.00%, 7/1/2039	9,800,000	9,871,246
TBA, 5.00%, 7/1/2054	19,625,000	19,236,052
TBA, 5.50%, 7/1/2040	10,125,000	10,309,072
TBA, 5.50%, 7/1/2054	36,500,000	36,498,503
TBA, 6.00%, 7/1/2054	62,425,000	63,444,400
TBA, 6.50%, 7/1/2054	15,600,000	16,104,348
TBA, 7.00%, 7/1/2054	16,000,000	16,838,240
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,600,558,565)		6,107,008,609
	Shares
SHORT-TERM INVESTMENT — 9.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (a) (b) (Cost $572,946,496)	572,946,496	572,946,496
TOTAL INVESTMENTS — 108.5% (Cost $7,173,505,061)		6,679,955,105
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(521,056,743)
NET ASSETS — 100.0%		$6,158,898,362

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2025.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$6,107,008,609	$—	$6,107,008,609
Short-Term Investment	572,946,496	—	—	572,946,496
TOTAL INVESTMENTS	$572,946,496	$6,107,008,609	$—	$6,679,955,105

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	326,829,249	$326,927,297	$177,574,613	$504,501,910	$23,608	$(23,608)	—	$—	$2,844,901
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,328,292,417	755,345,921	—	—	572,946,496	572,946,496	11,213,509
Total		$326,927,297	$1,505,867,030	$1,259,847,831	$23,608	$(23,608)		$572,946,496	$14,058,410
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$8,717,408,678	$9,926,339,360	$1,173,048,223
Investments in affiliated issuers, at value	461,179,671	708,542,550	51,148,444
Total Investments	9,178,588,349	10,634,881,910	1,224,196,667
Foreign currency, at value	1,351	457	—
Cash	2,601,465	5,522,030	4,342,029
Receivable for investments sold	34,112,292	62,687,307	6,837,828
Receivable for fund shares sold	—	94,027,360	—
Dividends receivable — affiliated issuers	597,228	96,070	7,118
Interest receivable — unaffiliated issuers	70,543,042	115,093,828	16,094,941
Securities lending income receivable — unaffiliated issuers	11,597	55,980	2,307
Securities lending income receivable — affiliated issuers	37,131	101,609	7,910
Receivable from Adviser	8,610	—	—
Receivable for foreign taxes recoverable	—	56,292	—
TOTAL ASSETS	9,286,501,065	10,912,522,843	1,251,488,800
LIABILITIES
Due to broker	893,459	—	—
Payable upon return of securities loaned	201,362,794	635,670,835	48,347,355
Payable for investments purchased	262,362,813	154,659,397	7,416,861
Payable for fund shares repurchased	—	60,446,160	—
Advisory fee payable	215,260	311,499	38,100
Trustees’ fees and expenses payable	3,559	3,809	932
TOTAL LIABILITIES	464,837,885	851,091,700	55,803,248
NET ASSETS	$8,821,663,180	$10,061,431,143	$1,195,685,552
NET ASSETS CONSIST OF:
Paid-in capital	$9,406,676,737	$10,327,005,258	$1,382,850,504
Total distributable earnings (loss)	(585,013,557)	(265,574,115)	(187,164,952)
NET ASSETS	$8,821,663,180	$10,061,431,143	$1,195,685,552
NET ASSET VALUE PER SHARE
Net asset value per share	$25.58	$33.58	$22.54
Shares outstanding (unlimited amount authorized, $0.01 par value)	344,800,264	299,600,072	53,049,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$9,186,406,846	$9,958,251,591	$1,291,778,330
Investments in affiliated issuers	461,179,671	708,542,550	51,148,444
Total cost of investments	$9,647,586,517	$10,666,794,141	$1,342,926,774
Foreign currency, at cost	$1,232	$407	$—
* Includes investments in securities on loan, at value	$289,850,304	$1,061,844,790	$58,723,819
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF

$11,287,434,886	$90,394,069	$8,229,501,343	$5,739,479,728	$960,786,629
4,037,083	440,709	562,131,037	10,190,679	4,571,830
11,291,471,969	90,834,778	8,791,632,380	5,749,670,407	965,358,459
—	—	464	—	—
—	—	10,320,851	—	—
102,314,149	—	69,951,339	10,641,959	16,940,445
151,390,660	—	—	20,502,401	—
40,339	866	106,706	30,651	5,470
114,081,982	678,118	85,802,708	38,936,089	3,908,655
—	—	20,074	32,459	49
10,601	33	51,278	7,910	415
—	—	—	—	—
—	—	1,881	—	—
11,659,309,700	91,513,795	8,957,887,681	5,819,821,876	986,213,493

—	—	—	—	—
—	—	317,373,607	—	3,242,178
174,634,759	50,037	275,902,503	20,424,304	8,148,137
42,495,624	—	—	—	5,212,352
275,910	2,233	270,023	142,380	95,665
4,497	9	3,322	2,117	4,163
217,410,790	52,279	593,549,455	20,568,801	16,702,495
$11,441,898,910	$91,461,516	$8,364,338,226	$5,799,253,075	$969,510,998

$14,178,102,028	$90,781,294	$8,530,035,093	$5,867,700,920	$1,121,703,192
(2,736,203,118)	680,222	(165,696,867)	(68,447,845)	(152,192,194)
$11,441,898,910	$91,461,516	$8,364,338,226	$5,799,253,075	$969,510,998

$26.56	$30.49	$30.19	$29.29	$26.06
430,800,000	3,000,000	277,100,000	198,000,000	37,200,450

$13,708,531,271	$90,001,152	$8,173,792,034	$5,708,352,683	$1,020,786,958
4,037,083	440,709	562,131,037	10,190,679	4,571,830
$13,712,568,354	$90,441,861	$8,735,923,071	$5,718,543,362	$1,025,358,788
$—	$—	$423	$—	$—
$—	$—	$501,179,200	$236,296,194	$3,179,550

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2025

	SPDR Portfolio Intermediate Term Treasury ETF	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$8,721,442,178	$8,437,859,991	$1,600,671,767
Investments in affiliated issuers, at value	17,207,769	824,294,888	99,778,388
Total Investments	8,738,649,947	9,262,154,879	1,700,450,155
Foreign currency, at value	—	280	—
Cash	—	9,291,317	2,091,827
Receivable for investments sold	29,591,611	144,904,746	6,249,376
Receivable for fund shares sold	—	9,492,102	5,839,126
Dividends receivable — unaffiliated issuers	—	29	—
Dividends receivable — affiliated issuers	35,807	112,287	15,402
Interest receivable — unaffiliated issuers	66,295,652	151,691,689	19,666,913
Securities lending income receivable — unaffiliated issuers	46,901	47,671	6,485
Securities lending income receivable — affiliated issuers	5,649	649,637	16,622
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	40,905	488
TOTAL ASSETS	8,834,625,567	9,578,385,542	1,734,336,394
LIABILITIES
Due to broker	—	—	—
Payable upon return of securities loaned	—	740,945,540	90,475,855
Payable for investments purchased	18,071,133	87,384,863	14,498,572
Payable for fund shares repurchased	—	85,428,918	—
Advisory fee payable	214,656	350,399	37,934
Trustees’ fees and expenses payable	2,455	1,994	686
TOTAL LIABILITIES	18,288,244	914,111,714	105,013,047
NET ASSETS	$8,816,337,323	$8,664,273,828	$1,629,323,347
NET ASSETS CONSIST OF:
Paid-in capital	$8,961,491,999	$8,710,307,498	$1,635,708,525
Total distributable earnings (loss)	(145,154,676)	(46,033,670)	(6,385,178)
NET ASSETS	$8,816,337,323	$8,664,273,828	$1,629,323,347
NET ASSET VALUE PER SHARE
Net asset value per share	$28.77	$23.74	$29.20
Shares outstanding (unlimited amount authorized, $0.01 par value)	306,400,336	365,000,000	55,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$8,738,101,654	$8,422,860,020	$1,600,741,205
Investments in affiliated issuers	17,207,769	824,294,888	99,778,388
Total cost of investments	$8,755,309,423	$9,247,154,908	$1,700,519,593
Foreign currency, at cost	$—	$259	$—
* Includes investments in securities on loan, at value	$555,325,873	$770,569,796	$145,716,181
See accompanying notes to financial statements.

SPDR Portfolio Mortgage Backed Bond ETF

$6,107,008,609
572,946,496
6,679,955,105
—
—
30,440,312
—
—
1,771,962
18,528,738
—
—
24,541
—
6,730,720,658

4,760,000
—
566,861,358
—
198,662
2,276
571,822,296
$6,158,898,362

$6,847,647,247
(688,748,885)
$6,158,898,362

$22.08
278,900,000

$6,600,558,565
572,946,496
$7,173,505,061
$—
$—

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$326,960,767	$420,071,986	$53,559,581
Dividend income — affiliated issuers	6,696,367	1,240,018	161,431
Unaffiliated securities lending income	185,285	811,214	26,431
Affiliated securities lending income	581,895	1,565,838	104,915
Foreign taxes withheld	—	(31,190)	—
TOTAL INVESTMENT INCOME (LOSS)	334,424,314	423,657,866	53,852,358
EXPENSES
Advisory fee	2,523,160	3,772,732	410,523
Trustees’ fees and expenses	69,805	77,854	8,445
Miscellaneous expenses	6,899	7,825	826
TOTAL EXPENSES	2,599,864	3,858,411	419,794
Expenses waived/reimbursed by the Adviser	(100,926)	—	—
NET EXPENSES	2,498,938	3,858,411	419,794
NET INVESTMENT INCOME (LOSS)	$331,925,376	$419,799,455	$53,432,564
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(22,424,284)	(26,936,400)	(14,741,438)
Investments — affiliated issuers	11,076	305	183
In-kind redemptions — unaffiliated issuers	(29,685,576)	81,650,428	(248,191)
Net realized gain (loss)	(52,098,784)	54,714,333	(14,989,446)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	202,473,743	213,240,903	10,287,990
Investments — affiliated issuers	(11,076)	(306)	(183)
Foreign currency translations	118	40	—
Net change in unrealized appreciation/depreciation	202,462,785	213,240,637	10,287,807
NET REALIZED AND UNREALIZED GAIN (LOSS)	150,364,001	267,954,970	(4,701,639)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$482,289,377	$687,754,425	$48,730,925
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF

437,556,542	$2,822,693	$387,627,580	$233,388,230	$28,277,868
1,248,510	8,020	1,367,144	442,559	81,689
38,923	60	265,630	507,275	822
567,710	379	725,003	66,556	11,912
—	—	—	—	—
439,411,685	2,831,152	389,985,357	234,404,620	28,372,291

3,297,454	19,561	3,227,496	1,681,619	1,112,590
89,599	375	67,040	44,065	11,832
9,056	1,797	6,674	4,602	—
3,396,109	21,733	3,301,210	1,730,286	1,124,422
—	—	—	—	—
3,396,109	21,733	3,301,210	1,730,286	1,124,422
$436,015,576	$2,809,419	$386,684,147	$232,674,334	$27,247,869

(127,414,964)	35,324	14,638,988	(1,084,264)	(10,413,783)
—	—	—	—	—
36,372,947	—	37,351,706	12,357,447	(32,449,917)
(91,042,017)	35,324	51,990,694	11,273,183	(42,863,700)

(203,254,276)	300,826	75,802,553	57,565,756	70,332,557
—	—	—	—	—
—	—	41	—	—
(203,254,276)	300,826	75,802,594	57,565,756	70,332,557
(294,296,293)	336,150	127,793,288	68,838,939	27,468,857
$141,719,283	$3,145,569	$514,477,435	$301,513,273	$54,716,726

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2025

	SPDR Portfolio Intermediate Term Treasury ETF	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$274,383,864	$501,661,198	$87,373,532
Dividend income — affiliated issuers	517,495	1,027,563	412,164
Unaffiliated securities lending income	554,758	301,373	141,808
Affiliated securities lending income	126,441	5,722,502	282,768
Foreign taxes withheld	—	(71,298)	—
TOTAL INVESTMENT INCOME (LOSS)	275,582,558	508,641,338	88,210,272
EXPENSES
Advisory fee	2,156,029	3,342,574	507,269
Trustees’ fees and expenses	54,399	48,830	13,962
Miscellaneous expenses	5,643	5,212	1,429
TOTAL EXPENSES	2,216,071	3,396,616	522,660
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	2,216,071	3,396,616	522,660
NET INVESTMENT INCOME (LOSS)	$273,366,487	$505,244,722	$87,687,612
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(21,848,884)	(33,064,794)	(419,078)
Investments — affiliated issuers	—	562	476
In-kind redemptions — unaffiliated issuers	25,709,006	70,457,041	(4,216,464)
Foreign currency transactions	—	(4)	—
Net realized gain (loss)	3,860,122	37,392,805	(4,635,066)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	159,837,348	42,086,747	20,204,299
Investments — affiliated issuers	—	(562)	(476)
Foreign currency translations	—	21	—
Net change in unrealized appreciation/depreciation	159,837,348	42,086,206	20,203,823
NET REALIZED AND UNREALIZED GAIN (LOSS)	163,697,470	79,479,011	15,568,757
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$437,063,957	$584,723,733	$103,256,369
See accompanying notes to financial statements.

SPDR Portfolio Mortgage Backed Bond ETF

201,210,937
14,058,410
—
—
—
215,269,347

2,267,108
46,239
4,629
2,317,976
(221,043)
2,096,933
$213,172,414

(4,764,290)
23,608
—
—
(4,740,682)

143,651,483
(23,608)
—
143,627,875
138,887,193
$352,059,607

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$331,925,376	$273,846,037	$419,799,455	$319,435,305
Net realized gain (loss)	(52,098,784)	(61,116,352)	54,714,333	(56,848,193)
Net change in unrealized appreciation/depreciation	202,462,785	9,151,774	213,240,637	161,125,385
Net increase (decrease) in net assets resulting from operations	482,289,377	221,881,459	687,754,425	423,712,497
Net equalization credits and charges	1,249,230	2,013,542	3,268,175	2,483,700
Distributions to shareholders	(326,658,755)	(268,639,469)	(419,277,130)	(311,837,137)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,738,443,076	2,834,010,572	21,534,133,021	21,818,297,464
Cost of shares redeemed	(1,919,113,515)	(1,615,942,321)	(20,098,045,388)	(19,862,487,338)
Net income equalization	(1,249,230)	(2,013,542)	(3,268,175)	(2,483,700)
Other capital	601,926	654,647	386,774	491,286
Net increase (decrease) in net assets from beneficial interest transactions	818,682,257	1,216,709,356	1,433,206,232	1,953,817,712
Net increase (decrease) in net assets during the period	975,562,109	1,171,964,888	1,704,951,702	2,068,176,772
Net assets at beginning of period	7,846,101,071	6,674,136,183	8,356,479,441	6,288,302,669
NET ASSETS AT END OF PERIOD	$8,821,663,180	$7,846,101,071	$10,061,431,143	$8,356,479,441
SHARES OF BENEFICIAL INTEREST:
Shares sold	107,600,000	114,400,000	650,600,000	678,600,000
Shares redeemed	(75,700,000)	(64,800,000)	(607,600,000)	(618,000,000)
Net increase (decrease) from share transactions	31,900,000	49,600,000	43,000,000	60,600,000
See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Treasury ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	For the Period 5/22/24*- 6/30/24

$53,432,564	$37,271,703	$436,015,576	$297,610,094	$2,809,419	$123,564
(14,989,446)	(19,228,149)	(91,042,017)	(132,704,246)	35,324	(111)
10,287,807	(4,338,982)	(203,254,276)	(531,950,810)	300,826	92,091
48,730,925	13,704,572	141,719,283	(367,044,962)	3,145,569	215,544
772,250	49,509	2,454,007	6,430,377	66,269	—
(52,342,067)	(36,805,312)	(431,687,122)	(290,027,588)	(2,647,661)	(33,230)

1,752,530,607	989,377,399	4,904,170,607	6,407,417,061	66,780,991	24,000,000
(1,348,036,211)	(879,320,302)	(3,191,155,892)	(2,741,911,629)	—	—
(772,250)	(49,509)	(2,454,007)	(6,430,377)	(66,269)	—
222,663	99,819	36,880	42,888	124	179
403,944,809	110,107,407	1,710,597,588	3,659,117,943	66,714,846	24,000,179
401,105,917	87,056,176	1,423,083,756	3,008,475,770	67,279,023	24,182,493
794,579,635	707,523,459	10,018,815,154	7,010,339,384	24,182,493	—
$1,195,685,552	$794,579,635	$11,441,898,910	$10,018,815,154	$91,461,516	$24,182,493

77,500,000	44,200,000	180,500,000	233,200,000	2,200,000	800,000
(59,700,000)	(39,500,000)	(118,000,000)	(99,500,000)	—	—
17,800,000	4,700,000	62,500,000	133,700,000	2,200,000	800,000

*	Commencement of operations.

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Corporate Bond ETF		SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$386,684,147	$345,757,140	$232,674,334	$220,793,704
Net realized gain (loss)	51,990,694	(93,415,363)	11,273,183	(71,951,829)
Net change in unrealized appreciation/depreciation	75,802,594	166,276,387	57,565,756	82,977,310
Net increase (decrease) in net assets resulting from operations	514,477,435	418,618,164	301,513,273	231,819,185
Net equalization credits and charges	123,838	(1,093,178)	3,352,483	(3,780,674)
Distributions to shareholders	(386,512,865)	(343,080,326)	(232,798,673)	(217,857,731)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	5,033,449,185	4,088,209,341	2,862,338,186	5,690,048,403
Cost of shares redeemed	(4,429,003,067)	(4,556,092,688)	(1,627,356,702)	(6,806,368,670)
Net income equalization	(123,838)	1,093,178	(3,352,483)	3,780,674
Other capital	56,524	63,341	11,584	28,487
Net increase (decrease) in net assets from beneficial interest transactions	604,378,804	(466,726,828)	1,231,640,585	(1,112,511,106)
Contribution from affiliate (Note 6)	—	—	—	—
Net increase (decrease) in net assets during the period	732,467,212	(392,282,168)	1,303,707,668	(1,102,330,326)
Net assets at beginning of period	7,631,871,014	8,024,153,182	4,495,545,407	5,597,875,733
NET ASSETS AT END OF PERIOD	$8,364,338,226	$7,631,871,014	$5,799,253,075	$4,495,545,407
SHARES OF BENEFICIAL INTEREST:
Shares sold	167,900,000	138,400,000	98,100,000	198,000,000
Shares redeemed	(147,700,000)	(154,500,000)	(55,800,000)	(236,800,000)
Net increase (decrease) from share transactions	20,200,000	(16,100,000)	42,300,000	(38,800,000)
See accompanying notes to financial statements.

SPDR Portfolio TIPS ETF		SPDR Portfolio Intermediate Term Treasury ETF		SPDR Portfolio High Yield Bond ETF
Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24

$27,247,869	$46,464,180	$273,366,487	$167,516,889	$505,244,722	$249,784,271
(42,863,700)	(125,516,962)	3,860,122	(99,882,963)	37,392,805	27,401,270
70,332,557	107,276,200	159,837,348	61,492,279	42,086,206	44,680,413
54,716,726	28,223,418	437,063,957	129,126,205	584,723,733	321,865,954
1,774,260	14,586,813	3,166,376	2,758,639	12,610,824	7,643,353
(28,665,922)	(55,250,891)	(267,137,585)	(162,573,028)	(499,286,685)	(235,983,031)

227,047,713	200,680,461	5,796,442,720	6,813,242,450	8,869,681,626	5,303,495,284
(295,657,549)	(842,920,696)	(2,951,389,693)	(5,373,551,959)	(4,966,882,596)	(1,823,350,051)
(1,774,260)	(14,586,813)	(3,166,376)	(2,758,639)	(12,610,824)	(7,643,353)
540	2,117	10,262	22,925	544,157	294,462
(70,383,556)	(656,824,931)	2,841,896,913	1,436,954,777	3,890,732,363	3,472,796,342
—	—	—	—	5,847	—
(42,558,492)	(669,265,591)	3,014,989,661	1,406,266,593	3,988,786,082	3,566,322,618
1,012,069,490	1,681,335,081	5,801,347,662	4,395,081,069	4,675,487,746	1,109,165,128
$969,510,998	$1,012,069,490	$8,816,337,323	$5,801,347,662	$8,664,273,828	$4,675,487,746

8,800,000	8,000,000	203,600,000	244,500,000	376,200,000	231,500,000
(11,400,000)	(33,300,000)	(104,300,000)	(192,800,000)	(212,200,000)	(79,200,000)
(2,600,000)	(25,300,000)	99,300,000	51,700,000	164,000,000	152,300,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Corporate Bond ETF		SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/25	Year Ended 6/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$87,687,612	$58,342,551	$213,172,414	$161,930,943
Net realized gain (loss)	(4,635,066)	(6,171,887)	(4,740,682)	(5,854,512)
Net change in unrealized appreciation/depreciation	20,203,823	16,867,808	143,627,875	(51,159,481)
Net increase (decrease) in net assets resulting from operations	103,256,369	69,038,472	352,059,607	104,916,950
Net equalization credits and charges	550,421	1,908,264	753,324	1,332,741
Distributions to shareholders	(87,874,954)	(56,711,400)	(213,891,985)	(161,494,760)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,645,373,213	1,090,256,747	1,051,846,993	870,414,095
Cost of shares redeemed	(1,494,954,726)	(353,428,921)	(213,273,394)	(14,895,626)
Net income equalization	(550,421)	(1,908,264)	(753,324)	(1,332,741)
Other capital	34,040	23,590	430,820	308,939
Net increase (decrease) in net assets from beneficial interest transactions	149,902,106	734,943,152	838,251,095	854,494,667
Net increase (decrease) in net assets during the period	165,833,942	749,178,488	977,172,041	799,249,598
Net assets at beginning of period	1,463,489,405	714,310,917	5,181,726,321	4,382,476,723
NET ASSETS AT END OF PERIOD	$1,629,323,347	$1,463,489,405	$6,158,898,362	$5,181,726,321
SHARES OF BENEFICIAL INTEREST:
Shares sold	56,750,000	38,550,000	48,200,000	40,600,000
Shares redeemed	(51,950,000)	(12,350,000)	(9,800,000)	(700,000)
Net increase (decrease) from share transactions	4,800,000	26,200,000	38,400,000	39,900,000
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$25.08	$25.35	$26.35	$30.00	$30.79
Income (loss) from investment operations:
Net investment income (loss) (a)	1.00	0.93	0.74	0.55	0.58
Net realized and unrealized gain (loss) (b)	0.49	(0.29)	(1.01)	(3.59)	(0.69)
Total from investment operations	1.49	0.64	(0.27)	(3.04)	(0.11)
Net equalization credits and charges (a)	0.00(c)	0.01	0.00(c)	0.00(c)	0.01
Contribution from affiliate	—	—	0.00(c)	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.99)	(0.92)	(0.73)	(0.61)	(0.69)
Net asset value, end of period	$25.58	$25.08	$25.35	$26.35	$30.00
Total return (d)	6.07%	2.62%	(1.01)%(e)	(10.30)%	(0.33)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,821,663	$7,846,101	$6,674,136	$6,271,346	$6,158,989
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%	0.03%	0.04%
Net expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	3.95%	3.73%	2.90%	1.90%	1.90%
Portfolio turnover rate (f)	17%(g)	13%(g)	12%(g)	18%(g)	24%(g)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution to the fund during the fiscal year ended June 30, 2023, the total return would have remained (1.01)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
(g)	The portfolio turnover calculated for the years ended 06/30/25, 06/30/24, 6/30/23, 6/30/22 and 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 51%, 56%, 68%, 104% and 103%, respectively.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$32.57	$32.08	$32.62	$36.68	$36.45
Income (loss) from investment operations:
Net investment income (loss) (a)	1.47	1.39	1.07	0.59	0.62
Net realized and unrealized gain (loss) (b)	1.01	0.45	(0.58)	(4.05)	0.28
Total from investment operations	2.48	1.84	0.49	(3.46)	0.90
Net equalization credits and charges (a)	0.01	0.01	0.02	0.00(c)	(0.00)(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.48)	(1.36)	(1.05)	(0.60)	(0.67)
Net asset value, end of period	$33.58	$32.57	$32.08	$32.62	$36.68
Total return (d)	7.82%	5.90%	1.63%	(9.54)%	2.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,061,431	$8,356,479	$6,288,303	$5,675,912	$6,682,402
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.05%	0.05%	0.07%
Net investment income (loss)	4.45%	4.31%	3.33%	1.68%	1.69%
Portfolio turnover rate (e)	30%	30%	26%	28%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$22.54	$23.16	$24.05	$31.78	$31.45
Income (loss) from investment operations:
Net investment income (loss) (a)	1.18	1.13	1.05	0.95	0.96
Net realized and unrealized gain (loss) (b)	(0.03)	(0.62)	(0.90)	(7.72)	0.31
Total from investment operations	1.15	0.51	0.15	(6.77)	1.27
Net equalization credits and charges (a)	0.02	0.00(c)	(0.00)(c)	(0.01)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.17)	(1.13)	(1.04)	(0.96)	(0.96)
Net asset value, end of period	$22.54	$22.54	$23.16	$24.05	$31.78
Total return (d)	5.25%	2.35%	0.73%	(21.79)%	4.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,195,686	$794,580	$707,523	$609,615	$999,468
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.05%	0.05%	0.07%
Net investment income (loss)	5.21%	5.04%	4.53%	3.22%	3.02%
Portfolio turnover rate (e)	16%	15%	18%	16%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$27.20	$29.88	$33.02	$41.28	$46.93
Income (loss) from investment operations:
Net investment income (loss) (a)	1.08	1.01	0.88	0.74	0.70
Net realized and unrealized gain (loss) (b)	(0.66)	(2.71)	(3.16)	(8.30)	(5.67)
Total from investment operations	0.42	(1.70)	(2.28)	(7.56)	(4.97)
Net equalization credits and charges (a)	0.01	0.02	0.00(c)	0.03	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.07)	(1.00)	(0.86)	(0.73)	(0.70)
Net asset value, end of period	$26.56	$27.20	$29.88	$33.02	$41.28
Total return (d)	1.54%	(5.60)%	(6.91)%	(18.51)%	(10.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,441,899	$10,018,815	$7,010,339	$5,854,774	$3,604,056
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.07%	0.06%	0.06%
Net investment income (loss)	3.97%	3.70%	2.87%	1.92%	1.62%
Portfolio turnover rate (e)	4%	3%	4%	4%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Treasury ETF
	Year Ended 6/30/25	For the Period 5/22/24*- 6/30/24
Net asset value, beginning of period	$30.23	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.30	0.15
Net realized and unrealized gain (loss) (b)	0.25	0.12
Total from investment operations	1.55	0.27
Net equalization credits and charges (a)	0.03	—
Other capital (a)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.32)	(0.04)
Net asset value, end of period	$30.49	$30.23
Total return (d)	5.32%	0.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$91,462	$24,182
Ratios to average net assets:
Total expenses	0.03%	0.03%(e)
Net investment income (loss)	4.31%	4.68%(e)
Portfolio turnover rate (f)	20%	2%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$29.71	$29.39	$29.72	$31.28	$31.31
Income (loss) from investment operations:
Net investment income (loss) (a)	1.44	1.37	0.90	0.30	0.41
Net realized and unrealized gain (loss) (b)	0.48	0.31	(0.38)	(1.49)	0.03
Total from investment operations	1.92	1.68	0.52	(1.19)	0.44
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.00(c)	(0.00)(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.44)	(1.36)	(0.85)	(0.32)	(0.47)
Net realized gains	—	—	—	(0.05)	—
Total distributions	(1.44)	(1.36)	(0.85)	(0.37)	(0.47)
Net asset value, end of period	$30.19	$29.71	$29.39	$29.72	$31.28
Total return (d)	6.60%	5.82%	1.79%	(3.84)%	1.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,364,338	$7,631,871	$8,024,153	$7,365,332	$7,735,176
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.05%	0.05%	0.07%
Net investment income (loss)	4.79%	4.65%	3.04%	0.97%	1.31%
Portfolio turnover rate (e)	51%	51%	47%	56%	56%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$28.87	$28.78	$29.44	$30.63	$30.71
Income (loss) from investment operations:
Net investment income (loss) (a)	1.21	1.19	0.80	0.12	0.07
Net realized and unrealized gain (loss) (b)	0.41	0.10	(0.79)	(1.21)	(0.07)
Total from investment operations	1.62	1.29	0.01	(1.09)	0.00(c)
Net equalization credits and charges (a)	0.02	(0.02)	0.01	(0.00)(c)	(0.00)(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.22)	(1.18)	(0.68)	(0.10)	(0.08)
Net asset value, end of period	$29.29	$28.87	$28.78	$29.44	$30.63
Total return (d)	5.76%	4.50%	0.09%	(3.55)%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,799,253	$4,495,545	$5,597,876	$3,324,089	$3,497,886
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.06%	0.06%	0.06%
Net investment income (loss)	4.15%	4.13%	2.76%	0.40%	0.23%
Portfolio turnover rate (e)	56%	54%	50%	52%	55%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio TIPS ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$25.43	$25.83	$27.52	$31.15	$30.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.76	0.84	1.22	1.88	1.06
Net realized and unrealized gain (loss) (b)	0.60	(0.51)	(1.77)	(3.48)	0.96
Total from investment operations	1.36	0.33	(0.55)	(1.60)	2.02
Net equalization credits and charges (a)	0.05	0.26	0.18	(0.08)	(0.13)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.78)	(0.99)	(1.32)	(1.95)	(0.84)
Net asset value, end of period	$26.06	$25.43	$25.83	$27.52	$31.15
Total return (d)	5.61%	2.38%	(1.42)%	(5.81)%	6.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$969,511	$1,012,069	$1,681,335	$2,847,828	$2,604,257
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.13%	0.12%	0.12%
Net investment income (loss)	2.93%	3.30%	4.59%	6.15%	3.44%
Portfolio turnover rate (e)	18%	18%	14%	14%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Treasury ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$28.01	$28.28	$29.46	$32.38	$33.21
Income (loss) from investment operations:
Net investment income (loss) (a)	1.08	0.99	0.65	0.25	0.13
Net realized and unrealized gain (loss) (b)	0.75	(0.31)	(1.21)	(2.94)	(0.81)
Total from investment operations	1.83	0.68	(0.56)	(2.69)	(0.68)
Net equalization credits and charges (a)	0.01	0.02	(0.01)	0.00(c)	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.08)	(0.97)	(0.61)	(0.23)	(0.14)
Net asset value, end of period	$28.77	$28.01	$28.28	$29.46	$32.38
Total return (d)	6.68%	2.52%	(1.94)%	(8.34)%	(2.08)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,816,337	$5,801,348	$4,395,081	$3,826,669	$3,069,652
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.07%	0.06%	0.06%
Net investment income (loss)	3.80%	3.56%	2.26%	0.81%	0.41%
Portfolio turnover rate (e)	24%	19%	19%	22%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio High Yield Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$23.26	$22.78	$22.40	$26.84	$24.38
Income (loss) from investment operations:
Net investment income (loss) (a)	1.78	1.83	1.57	1.24	1.37
Net realized and unrealized gain (loss) (b)	0.46	0.39	0.37	(4.40)	2.49
Total from investment operations	2.24	2.22	1.94	(3.16)	3.86
Net equalization credits and charges (a)	0.04	0.06	0.01	0.04	0.05
Contribution from affiliate (Note 6)	0.00(c)	—	—	0.00(c)	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.80)	(1.80)	(1.57)	(1.32)	(1.45)
Net asset value, end of period	$23.74	$23.26	$22.78	$22.40	$26.84
Total return (d)	10.12%(e)	10.47%	8.96%	(12.19)%(e)	16.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,664,274	$4,675,488	$1,109,165	$685,361	$408,033
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.10%	0.10%	0.13%
Net investment income (loss)	7.56%	7.94%	6.91%	4.87%	5.25%
Portfolio turnover rate (f)	52%	32%	25%	31%	54%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30,2025 and June 30, 2022, the total return would have remained 10.12% and (12.19)% respectively.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Corporate Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$28.70	$28.80	$29.54	$35.37	$35.10
Income (loss) from investment operations:
Net investment income (loss) (a)	1.51	1.49	1.26	0.84	0.87
Net realized and unrealized gain (loss) (b)	0.49	(0.17)	(0.83)	(5.75)	0.32
Total from investment operations	2.00	1.32	0.43	(4.91)	1.19
Net equalization credits and charges (a)	0.01	0.05	0.03	0.00(c)	0.02
Contribution from affiliate	—	—	0.00(c)	0.00(c)	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—
Distributions to shareholders from:
Net investment income	(1.51)	(1.47)	(1.20)	(0.84)	(0.90)
Net realized gains	—	—	—	(0.08)	(0.04)
Total distributions	(1.51)	(1.47)	(1.20)	(0.92)	(0.94)
Net asset value, end of period	$29.20	$28.70	$28.80	$29.54	$35.37
Total return (d)	7.15%	4.88%	1.66%(e)	(14.17)%(f)	3.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,629,323	$1,463,489	$714,311	$341,187	$348,427
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%	0.06%
Net investment income (loss)	5.19%	5.21%	4.37%	2.50%	2.47%
Portfolio turnover rate (g)	22%	21%	20%	21%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.66%.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (14.17)%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$21.55	$21.85	$22.85	$25.84	$26.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.82	0.74	0.60	0.34	0.21
Net realized and unrealized gain (loss) (b)	0.54	(0.31)	(0.94)	(2.70)	(0.41)
Total from investment operations	1.36	0.43	(0.34)	(2.36)	(0.20)
Net equalization credits and charges (a)	0.00(c)	0.01	0.00(c)	0.01	0.03
Contribution from affiliate	—	—	—	0.00(c)	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.83)	(0.74)	(0.66)	(0.64)	(0.73)
Net asset value, end of period	$22.08	$21.55	$21.85	$22.85	$25.84
Total return (d)	6.44%	2.07%	(1.46)%	(9.25)%(e)	(0.66)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,158,898	$5,181,726	$4,382,477	$3,975,236	$3,903,717
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.05%	0.04%	0.05%
Net expenses	0.04%	0.03%	0.04%	0.03%	0.05%
Net investment income (loss)	3.76%	3.44%	2.72%	1.36%	0.81%
Portfolio turnover rate (f)	12%(g)	10%(g)	14%(g)	26%(g)	37%(g)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (9.25)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	The portfolio turnover calculated for the years ended 6/30/25, 6/30/24, 6/30/23, 6/30/22 and 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 116%, 120%, 125%, 157% and 222%, respectively.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

(“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for  which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting  the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the "Internal Revenue Code")as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the year, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR Portfolio High Yield Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
5.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
6.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.03%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.04
SPDR Portfolio Long Term Corporate Bond ETF	0.04
SPDR Portfolio Long Term Treasury ETF	0.03
SPDR Portfolio Treasury ETF	0.03
SPDR Portfolio Short Term Corporate Bond ETF	0.04
SPDR Portfolio Short Term Treasury ETF	0.03
SPDR Portfolio TIPS ETF	0.12
SPDR Portfolio Intermediate Term Treasury ETF	0.03
SPDR Portfolio High Yield Bond ETF	0.05
SPDR Portfolio Corporate Bond ETF	0.03
SPDR Portfolio Mortgage Backed Bond ETF	0.04
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2025. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2025 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The amounts waived or reimbursed are presented on the Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2025, are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2025, SSGA FM made a contribution of $5,847 to the SPDR Portfolio High Yield Bond ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
7.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2025, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$1,051,522,673	$954,793,257	$418,658,102	$422,030,029
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	2,777,449,626	2,811,628,796
SPDR Portfolio Long Term Corporate Bond ETF	—	—	188,070,677	161,569,998
SPDR Portfolio Long Term Treasury ETF	408,956,707	411,520,840	—	—
SPDR Portfolio Treasury ETF	12,792,483	13,441,310	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	4,040,081,680	4,161,726,003
SPDR Portfolio Short Term Treasury ETF	3,116,147,246	3,182,473,285	—	—
SPDR Portfolio TIPS ETF	170,276,760	186,295,936	—	—
SPDR Portfolio Intermediate Term Treasury ETF	1,718,262,572	1,752,730,611	—	—
SPDR Portfolio High Yield Bond ETF	—	—	3,417,925,334	3,489,767,207
SPDR Portfolio Corporate Bond ETF	—	—	366,029,543	368,320,975
SPDR Portfolio Mortgage Backed Bond ETF	897,240,941	660,662,189	—	—
For the year ended June 30, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$2,042,686,790	$1,384,612,052	$(29,685,576)
SPDR Portfolio Intermediate Term Corporate Bond ETF	21,188,151,242	19,750,742,909	81,650,428
SPDR Portfolio Long Term Corporate Bond ETF	1,692,212,869	1,319,532,594	(248,191)
SPDR Portfolio Long Term Treasury ETF	4,823,951,442	3,149,467,173	36,372,947
SPDR Portfolio Treasury ETF	66,056,465	—	—
SPDR Portfolio Short Term Corporate Bond ETF	4,966,824,304	4,363,054,045	37,351,706
SPDR Portfolio Short Term Treasury ETF	2,825,038,323	1,602,818,735	12,357,447

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio TIPS ETF	$230,525,755	$301,804,389	$(32,449,917)
SPDR Portfolio Intermediate Term Treasury ETF	5,731,516,600	2,917,898,473	25,709,006
SPDR Portfolio High Yield Bond ETF	8,580,945,774	4,783,089,945	70,457,041
SPDR Portfolio Corporate Bond ETF	1,617,391,674	1,472,532,695	(4,216,464)
SPDR Portfolio Mortgage Backed Bond ETF	426,520,718	—	—
9.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, defaulted bonds, pay-down gains and losses, mortgage dollar roll income, TIPS adjustments, amortization and accretion of premium and discount for financial statement purposes, contingent debt payment instruments, distributions in excess of current earnings, and foreign currency.
The tax character of distributions paid during the year ended June 30, 2025, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$326,658,755	$—	$326,658,755
SPDR Portfolio Intermediate Term Corporate Bond ETF	419,277,130	—	419,277,130
SPDR Portfolio Long Term Corporate Bond ETF	52,342,067	—	52,342,067
SPDR Portfolio Long Term Treasury ETF	431,687,122	—	431,687,122
SPDR Portfolio Treasury ETF	2,647,661	—	2,647,661
SPDR Portfolio Short Term Corporate Bond ETF	386,512,865	—	386,512,865

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Short Term Treasury ETF	$232,798,673	$—	$232,798,673
SPDR Portfolio TIPS ETF	28,665,922	—	28,665,922
SPDR Portfolio Intermediate Term Treasury ETF	267,137,585	—	267,137,585
SPDR Portfolio High Yield Bond ETF	499,286,685	—	499,286,685
SPDR Portfolio Corporate Bond ETF	87,874,954	—	87,874,954
SPDR Portfolio Mortgage Backed Bond ETF	213,891,985	—	213,891,985
The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$ 268,639,469	$ —	$ 268,639,469
SPDR Portfolio Intermediate Term Corporate Bond ETF	311,837,137	—	311,837,137
SPDR Portfolio Long Term Corporate Bond ETF	36,805,312	—	36,805,312
SPDR Portfolio Long Term Treasury ETF	290,027,588	—	290,027,588
SPDR Portfolio Treasury ETF	33,230	—	33,230
SPDR Portfolio Short Term Corporate Bond ETF	343,080,326	—	343,080,326
SPDR Portfolio Short Term Treasury ETF	217,857,731	—	217,857,731
SPDR Portfolio TIPS ETF	55,250,891	—	55,250,891
SPDR Portfolio Intermediate Term Treasury ETF	162,573,028	—	162,573,028
SPDR Portfolio High Yield Bond ETF	235,983,031	—	235,983,031
SPDR Portfolio Corporate Bond ETF	56,711,400	—	56,711,400
SPDR Portfolio Mortgage Backed Bond ETF	161,494,760	—	161,494,760
At June 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Portfolio Aggregate Bond ETF	$33,960,446	$(149,174,612)	$—	$(469,799,391)	$(585,013,557)
SPDR Portfolio Intermediate Term Corporate Bond ETF	21,479,336	(251,478,137)	—	(35,575,314)	(265,574,115)
SPDR Portfolio Long Term Corporate Bond ETF	4,107,981	(72,290,372)	—	(118,982,561)	(187,164,952)
SPDR Portfolio Long Term Treasury ETF	23,318,648	(338,425,381)	—	(2,421,096,385)	(2,736,203,118)
SPDR Portfolio Treasury ETF	286,368	—	4,027	389,827	680,222
SPDR Portfolio Short Term Corporate Bond ETF	25,172,226	(245,824,588)	—	54,955,495	(165,696,867)
SPDR Portfolio Short Term Treasury ETF	18,652,275	(118,227,165)	—	31,127,045	(68,447,845)
SPDR Portfolio TIPS ETF	—	(90,811,487)	—	(61,380,707)	(152,192,194)
SPDR Portfolio Intermediate Term Treasury ETF	21,698,804	(150,194,004)	—	(16,659,476)	(145,154,676)
SPDR Portfolio High Yield Bond ETF	29,868,269	(83,611,004)	—	7,709,065	(46,033,670)
SPDR Portfolio Corporate Bond ETF	3,591,751	(9,760,704)	—	(216,225)	(6,385,178)
SPDR Portfolio Mortgage Backed Bond ETF	31,998,890	(227,251,067)	—	(493,496,708)	(688,748,885)
As of June 30, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Aggregate Bond ETF	$71,949,796	$77,224,816
SPDR Portfolio Intermediate Term Corporate Bond ETF	75,241,733	176,236,404
SPDR Portfolio Long Term Corporate Bond ETF	20,319,937	51,970,435

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Long Term Treasury ETF	$37,062,922	$301,362,459
SPDR Portfolio Short Term Corporate Bond ETF	35,125,237	210,699,351
SPDR Portfolio Short Term Treasury ETF	33,982,688	84,244,477
SPDR Portfolio TIPS ETF	24,576,989	66,234,498
SPDR Portfolio Intermediate Term Treasury ETF	8,179,003	142,015,001
SPDR Portfolio High Yield Bond ETF	20,891,500	62,719,504
SPDR Portfolio Corporate Bond ETF	242,066	9,518,638
SPDR Portfolio Mortgage Backed Bond ETF	126,798,769	100,452,298
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$9,648,387,859	$56,742,938	$526,542,448	$(469,799,510)
SPDR Portfolio Intermediate Term Corporate Bond ETF	10,670,458,101	61,861,895	97,438,086	(35,576,191)
SPDR Portfolio Long Term Corporate Bond ETF	1,343,179,228	1,656,908	120,639,469	(118,982,561)
SPDR Portfolio Long Term Treasury ETF	13,712,568,354	3,879,091	2,424,975,476	(2,421,096,385)
SPDR Portfolio Treasury ETF	90,444,951	1,010,511	620,684	389,827
SPDR Portfolio Short Term Corporate Bond ETF	8,736,676,927	55,800,856	845,403	54,955,453
SPDR Portfolio Short Term Treasury ETF	5,718,543,362	32,478,829	1,351,784	31,127,045
SPDR Portfolio TIPS ETF	1,026,739,166	3,457,564	64,838,271	(61,380,707)
SPDR Portfolio Intermediate Term Treasury ETF	8,755,309,423	42,815,402	59,474,878	(16,659,476)
SPDR Portfolio High Yield Bond ETF	9,254,445,835	126,999,766	119,290,722	7,709,044
SPDR Portfolio Corporate Bond ETF	1,700,666,380	18,639,396	18,855,621	(216,225)
SPDR Portfolio Mortgage Backed Bond ETF	7,173,451,813	29,228,705	522,725,413	(493,496,708)
11.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 289,850,304	$ 201,362,794	$ 93,381,630	$ 294,744,424
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,061,844,790	635,670,835	445,988,090	1,081,658,925
SPDR Portfolio Long Term Corporate Bond ETF	58,723,819	48,347,355	10,975,915	59,323,270
SPDR Portfolio Short Term Corporate Bond ETF	501,179,200	317,373,607	193,769,288	511,142,895
SPDR Portfolio Short Term Treasury ETF	236,296,194	—	241,027,395	241,027,395
SPDR Portfolio TIPS ETF	3,179,550	3,242,178	—	3,242,178
SPDR Portfolio Intermediate Term Treasury ETF	555,325,873	—	565,323,469	565,323,469
SPDR Portfolio High Yield Bond ETF	770,569,796	740,945,540	43,616,299	784,561,839
SPDR Portfolio Corporate Bond ETF	145,716,181	90,475,855	57,610,988	148,086,843
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$178,325,717	$—	$—	$—	$178,325,717	$178,325,717
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	5,944,003	—	—	—	5,944,003	5,944,003
SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	16,566,501	—	—	—	16,566,501	16,566,501
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	526,573	—	—	—	526,573	526,573
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	635,670,835	—	—	—	635,670,835	635,670,835
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	48,347,355	—	—	—	48,347,355	48,347,355
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	317,373,607	—	—	—	317,373,607	317,373,607
SPDR Portfolio TIPS ETF	U.S. Treasury Obligations	3,242,178	—	—	—	3,242,178	3,242,178
SPDR Portfolio High Yield Bond ETF	Common Stocks	198	—	—	—	198	198
SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	740,892,424	—	—	—	740,892,424	740,892,424
SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	52,918	—	—	—	52,918	52,918
SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	90,475,855	—	—	—	90,475,855	90,475,855
12.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025

The following Funds participate in the credit facility as of June 30, 2025:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2025.
13.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio TIPS ETF, SPDR Portfolio Intermediate Term Treasury ETF, SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF and SPDR Portfolio Mortgage Backed Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio TIPS ETF, SPDR Portfolio Intermediate Term Treasury ETF, SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF and SPDR Portfolio Mortgage Backed Bond ETF, (collectively referred to as the “Funds”) (twelve of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twelve of the funds constituting SPDR® Series Trust) at June 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Portfolio Aggregate Bond ETF

SPDR Portfolio Intermediate Term Corporate Bond ETF

SPDR Portfolio Long Term Corporate Bond ETF

SPDR Portfolio Long Term Treasury ETF

SPDR Portfolio Short Term Corporate Bond ETF

SPDR Portfolio Short Term Treasury ETF

SPDR Portfolio TIPS ETF

SPDR Portfolio Intermediate Term Treasury ETF

SPDR Portfolio High Yield Bond ETF

SPDR Portfolio Corporate Bond ETF

SPDR Portfolio Mortgage Backed Bond ETF	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the five years in the period ended June 30, 2025
SPDR Portfolio Treasury ETF	For the year ended June 30, 2025	For the year ended June 30, 2025 and the period from May 22, 2024 (commencement of operations) through June 30, 2024

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  (continued)

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
August 29, 2025

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2025.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2025 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements
At a meeting held on May 14-15, 2025, the Board of Trustees of SPDR Series Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SST (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 17th and again on May 13th to discuss matters related to the Board’s evaluation of the Advisory Agreement and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 8, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 8, 2025